UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03213

NATIONWIDE VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive

Suite 400

King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: December 31, 2013

Date of reporting period: January 1, 2013 through December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 C.F.R. § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

December 31, 2013

American Funds NVIT Asset Allocation Fund

AR-AM-AA 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	American Funds NVIT Asset Allocation Fund

For the annual period ended December 31, 2013, the American Funds NVIT Asset Allocation Fund (Class II) returned 23.28% versus 32.39% for its benchmark, the S&P 500® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 290 funds as of December 31, 2013) was 19.15% for the same time period.

Below is the 2013 annual report commentary from American Funds Insurance Series® Asset Allocation Fund (referred to as the “Master Fund,” which is the sole investment of the American Funds NVIT Asset Allocation Fund). The Master Fund’s performance return shown below and the American Funds NVIT Asset Allocation Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the American Funds NVIT Asset Allocation Fund.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 23.69% for the 12 months ended December 31, 2013. The S&P 500, the benchmark index for the fund’s equity holdings, rose 32.37%, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds, lost 2.02%. The 60/40 S&P/Barclays Index gained 17.55%.*

U.S. stocks posted another year of strong gains, with the major indexes recording all-time highs. Bond markets were weak as U.S. interest rates began to rise.

All the fund’s industry sectors finished the year ahead; only utilities failed to notch a double-digit gain. Holdings in the consumer discretionary, health care, financials and industrials sectors were the primary contributors to the fund’s return. Three of the leading contributors had triple-digit returns for the year — U.S. biopharmaceutical companies Gilead Sciences and Incyte, and Japanese mobile telephone and internet provider SoftBank.

On a country basis, holdings in the U.S., Japan, the Netherlands and South Africa added the most value. Holdings in India, Brazil, France and Italy were weakest.

The fund’s holdings in cash, which reflect the portfolio managers’ cautious approach, were a drag on results. As in recent years, the portfolio managers continue to emphasize investments in stocks, which accounted for 69.4% of assets at year-end.

Portfolio Managers:

Alan N. Berro, David A. Daigle, Jeffrey T. Lager, James R. Mulally and Eugene P. Stein — Capital Research & Management Company

*The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

The American Funds NVIT Asset Allocation Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Asset Allocation Fund (the “Master Asset Allocation Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Master Asset Allocation Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Asset Allocation Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Asset Allocation Fund borne by the remaining feeder fund shareholders, including the Fund.

The Fund is subject to the risks of investing in equity securities and risks associated with investing in stocks of smaller companies, as well as the risks of investing in foreign securities. The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile and at a greater risk of default). The Fund is subject to risks associated with holding significant positions in cash or money market instruments. The Fund is subject to asset allocation risk due to the Master Asset Allocation Fund’s percentage allocation to equity securities, debt securities and money market instruments. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Performance	American Funds NVIT Asset Allocation Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	23.28%	14.76%	7.04%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 28, 2006. Historical performance information prior to the Fund’s inception date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.10%	0.95%

*Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

6

Fund Performance (con’t.)	American Funds NVIT Asset Allocation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Asset Allocation Fund since inception through 12/31/13 versus performance of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	American Funds NVIT Asset Allocation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Asset Allocation Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,120.30	3.42	0.64
	Hypothetical	[b,c]	1,000.00	1,021.98	3.26	0.64

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

8

Statement of Assets and Liabilities

December 31, 2013

American Funds NVIT Asset Allocation Fund
Assets:
Investment in Master Fund (cost $3,626,030,556)	$5,013,379,725
Cash	2,000
Receivable for capital shares issued	5,408,372
Prepaid expenses	9,416

Total Assets	5,018,799,513

Liabilities:
Payable for investments purchased	5,386,717
Payable for capital shares redeemed	21,655
Accrued expenses and other payables:
Fund administration fees	96,667
Master feeder service provider fee	417,485
Distribution fees	1,043,720
Administrative servicing fees	1,010,316
Accounting and transfer agent fees	332
Trustee fees	4,704
Custodian fees	28,703
Compliance program costs (Note 3)	363
Professional fees	9,646
Printing fees	22,829
Other	818

Total Liabilities	8,043,955

Net Assets	$5,010,755,558

Represented by:
Capital	$3,568,477,408
Accumulated undistributed net investment income	49,918,224
Accumulated net realized gains from investment transactions	5,010,757
Net unrealized appreciation from investment	1,387,349,169

Net Assets	$5,010,755,558

Net Assets:
Class II Shares	$5,010,755,558

Total	$5,010,755,558

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	208,988,951

Total	208,988,951

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$23.98

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Year Ended December 31, 2013

American Funds NVIT Asset Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$78,131,093

Total Income	78,131,093

EXPENSES:
Fund administration fees	1,001,459
Master feeder service provider fees	11,072,958
Distribution fees Class II Shares	11,072,958
Administrative servicing fees Class II Shares	11,072,958
Professional fees	161,724
Printing fees	69,841
Trustee fees	147,242
Custodian fees	166,161
Accounting and transfer agent fees	578
Compliance program costs (Note 3)	15,466
Other	73,661

Total expenses before earnings credit and fees waived	34,855,006

Master feeder service provider fees waived (Note 3)	(6,643,807)
Earnings credit (Note 4)	(14)

Net Expenses	28,211,185

NET INVESTMENT INCOME	49,919,908

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	8,206,408
Net change in unrealized appreciation from investment	861,442,611

Net realized/unrealized gains from investment	869,649,019

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$919,568,927

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	American Funds NVIT Asset Allocation Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$49,919,908	$57,687,768
Net realized gains from investment transactions	8,206,408	668,857
Net change in unrealized appreciation from investment	861,442,611	444,842,025

Change in net assets resulting from operations	919,568,927	503,198,650

Distributions to Shareholders From:
Net investment income:
Class II	(57,688,579)	(46,816,769)
Net realized gains:
Class II	(1,072,604)	–

Change in net assets from shareholder distributions	(58,761,183)	(46,816,769)

Change in net assets from capital transactions	284,996,124	356,978,917

Change in net assets	1,145,803,868	813,360,798

Net Assets:
Beginning of year	3,864,951,690	3,051,590,892

End of year	$5,010,755,558	$3,864,951,690

Accumulated undistributed net investment income at end of year	$49,918,224	$57,686,895

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$314,560,692	$368,105,718
Dividends reinvested	58,761,183	46,816,769
Cost of shares redeemed	(88,325,751)	(57,943,570)

Total Class II Shares	284,996,124	356,978,917

Change in net assets from capital transactions	$284,996,124	$356,978,917

SHARE TRANSACTIONS:
Class II Shares
Issued	14,263,434	19,841,655
Reinvested	2,605,817	2,446,017
Redeemed	(4,075,893)	(3,078,999)

Total Class II Shares	12,793,358	19,208,673

Total change in shares	12,793,358	19,208,673

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Asset Allocation Fund

		Operations			Distributions					Distributions/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class II Shares
Year Ended December 31, 2013 (d)	$19.70	0.25	4.32	4.57	(0.28)	(0.01)	(0.29)	$23.98	23.28%	$5,010,755,558	0.64%	1.13%	0.79%	74.00%
Year Ended December 31, 2012 (d)	$17.24	0.30	2.40	2.70	(0.24)	–	(0.24)	$19.70	15.72%	$3,864,951,690	0.64%	1.62%	0.79%	61.00%
Year Ended December 31, 2011 (d)	$17.31	0.31	(0.14)	0.17	(0.24)	–	(0.24)	$17.24	0.93%	$3,051,590,892	0.64%	1.80%	0.79%	43.00%
Year Ended December 31, 2010 (d)	$15.68	0.31	1.55	1.86	(0.23)	–	(0.23)	$17.31	12.02%	$2,186,509,685	0.65%	1.95%	0.80%	46.00%
Year Ended December 31, 2009 (d)	$13.01	0.34	2.69	3.03	(0.01)	(0.35)	(0.36)	$15.68	23.41%	$1,318,911,989	0.68%	2.39%	0.83%	41.00%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Asset Allocation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2013 was 30.71%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

13

Notes to Financial Statements (Continued)

December 31, 2013

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2013, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an

14

Notes to Financial Statements (Continued)

December 31, 2013

increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2014.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $1,001,459 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $15,466.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of

15

Notes to Financial Statements (Continued)

December 31, 2013

certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $11,072,958 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

The Fund invests all of its assets in the Master Fund and therefore the Fund is subject to the same principal risks as the Master Fund. Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$57,688,579	$1,072,604	$58,761,183	$—	$58,761,183

Amount designated as “—” is zero or has been rounded to zero.

16

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$46,816,769	$—	$46,816,769	$—	$46,816,769

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$49,918,224	$8,204,979	$58,123,203	$—	$1,384,154,947	$1,442,278,150

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$3,629,224,778	$1,384,154,947	$—	$1,384,154,947

Amount designated as “—” is zero or has been rounded to zero.

8.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

American Funds NVIT Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Asset Allocation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 with the underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

18

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 86.54%.

The Fund designates $1,072,604, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

19

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

20

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

21

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

24

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

25

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

26

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

27

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

28

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Annual Report

December 31, 2013

American Century NVIT Growth Fund

AR-GR 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben

Bernanke suggesting a tapering of the Fed’s QE

program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	American Century NVIT Growth Fund

For the annual period ended December 31, 2013, the American Century NVIT Growth Fund (Class I) returned 29.74% versus 33.48% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 237 funds as of December 31, 2013) was 34.39% for the same time period.

Market Overview

Equity indexes delivered solid returns for the year, although they experienced volatility. Equities enjoyed solid performance during the first four months of 2013, with the broad stock market indexes touching record highs as stocks benefited from improving economic growth and easy Federal Reserve monetary policy. Worries about a slowdown in the Fed’s bond purchase program and slower growth out of China erased some of those early gains. The S&P 500® Index finished the year at a record high, aided by signs of better economic growth in the U.S. and continued stimulative monetary policy by the Fed. While the rate of corporate earnings growth slowed, the absolute level of earnings as reported in October 2013 reached a record high. The Fed’s delay in tapering (gradually reducing) its bond purchase program propelled stocks higher in the fourth quarter of 2013.

In terms of absolute returns, the portfolio derived positive results from every sector in which it was invested. The information technology sector contributed the most to absolute returns; utilities shares contributed the least. On a relative basis, negative stock selection meant that the consumer discretionary, consumer staples and information technology sectors detracted most versus the benchmark. Positioning in the energy and health-care sectors contributed most to relative performance.

Leading Detractors

The largest individual detractor in the consumer discretionary sector and the portfolio overall was an overweight position in online travel provider Expedia. We believed the company would realize greater efficiencies and profits as a result of its business model; unfortunately, that did not materialize and the team eliminated the position. In the textiles, apparel and luxury goods industry segment, a notable individual detractor was a stake in Urban Outfitters. The stock underperformed amid news of disappointing results in the flagship Urban Outfitters brand, although the company reported strength in other operating segments, including its Anthropologie brand. Elsewhere in the sector, stock selection in the textiles, apparel and luxury goods and multiline retail industries detracted.

In the consumer staples space, an overweight position in tobacco company Philip Morris detracted due to lower volumes and higher excise taxes. An overweight in the beverages group reflected a stake in PepsiCo, which detracted in the face of weak soft-drink sales in North America and Europe.

Information technology overweight Riverbed Technology was a meaningful detractor. The company announced a large acquisition during the fourth quarter of 2012 that the investment team believed would expand Riverbed’s addressable market opportunity and growth rate. However, the company issued conservative earnings guidance while it continued to integrate the acquisition, and the stock declined as investors focused on the disappointing headline numbers. The managers eliminated the position. Also in the sector, holdings in the semiconductor and software groups hurt relative results.

Leading Contributors

Gains in the energy sector were largely driven by an overweight position in Oceaneering International. The provider of remotely operated vehicles (ROV) to deepwater oil and gas drillers performed well amid robust drilling demand.

In the health-care sector, an overweight position in biotechnology company Gilead Sciences added to relative performance, with investors responding positively to developments in the company’s hepatitis C treatment portfolio. Stock selection in the health-care providers group also added. Here, the portfolio held overweight positions in two outperforming shares while avoiding underperformers.

5

Fund Commentary (con’t.)	American Century NVIT Growth Fund

In terms of individual contributors, it was beneficial to be underrepresented in shares of IBM, which posted disappointing revenues and saw its chief financial officer depart. We eliminated the position in its entirety. A position in MasterCard contributed meaningfully to performance, as the electronic payment processor continued to benefit from the rising trend of electronic rather than cash transactions.

A Large Growth Portfolio

In the opinion of the investment team, stock selection—rather than sector allocation or market timing via the use of cash—is the most efficient means of generating superior risk-adjusted returns. As a result of this approach, the portfolio’s sector and industry selection, as well as capitalization range allocations, are primarily a result of identifying what the investment team believes to be superior individual securities.

As of December 31, 2013, the energy, industrials and information technology sectors were the portfolio’s largest overweight positions relative to the benchmark. The most notable sector underweight positions were in telecommunication services and materials stocks. Information technology stocks were the portfolio’s single largest sector allocation on an absolute basis.

The overweight information technology position reflects some recently initiated or more concentrated positions. A good example is a recently initiated position in Facebook. After reporting better-than-expected mobile revenue, the investment team believes the company addressed the key question about its ability to generate revenue from mobile users, not just those on the desktop.

With respect to the telecommunications sector underweight position, the investment team sees increasing competition in the wireless space and slowing growth in the tower space, so it closed out these positions after a period of solid performance while valuations were still relatively high.

Subadviser:

American Century Investment Management, Inc.

Portfolio Managers:

E.A. Prescott LeGard, CFA and Gregory J. Woodhams, CFA

The Fund is subject to the risks of investing in equity securities and foreign securities. Growth funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	American Century NVIT Growth Fund

Objective

The Fund seeks long-term capital appreciation.

Highlights

•	The American Century NVIT Growth Fund (Class I) returned 29.74%, underperforming the benchmark by 3.74% and the Lipper peer group by 4.65%.

•	Positioning in the energy and health-care sectors contributed most to relative performance.

•	Stock selection meant that the consumer discretionary, consumer staples and information technology sectors detracted most relative to the benchmark.

Asset Allocation†

Common Stocks	98.3%
Repurchase Agreements	2.5%
Mutual Fund	1.7%
Exchange Traded Fund	0.3%
Liabilities in excess of other assets	(2.8)%
100.0%

Top Industries††

Internet Software & Services	6.6%
Media	5.9%
Aerospace & Defense	5.9%
Computers & Peripherals	5.8%
Software	5.8%
Pharmaceuticals	4.7%
Specialty Retail	4.6%
Biotechnology	4.2%
Beverages	4.1%
Information Technology Services	4.0%
Other Industries*	48.4%
100.0%

Top Holdings††

Google, Inc.	4.4%
Apple, Inc.	4.3%
PepsiCo, Inc.	3.5%
Comcast Corp.	2.4%
Home Depot, Inc. (The)	2.4%
Visa, Inc.	2.4%
Schlumberger Ltd.	2.3%
QUALCOMM, Inc.	2.2%
Oracle Corp.	1.9%
Honeywell International, Inc.	1.7%
Other Holdings*	72.5%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

7

Fund Performance	American Century NVIT Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.	Inception
Class I	29.74%	18.52%	7.68%	—
Class II	29.41%	—	—	11.87%	[2]
Class IV	29.74%	18.54%	7.68%	—

1 The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

2 Since inception date of May 2, 2011.

Expense Ratios

Expense Ratio*
Class I	0.88%
Class II	1.13%
Class IV	0.88%

*Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	American Century NVIT Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the American Century NVIT Growth Fund versus performance of the Russell 1000® Growth Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	American Century NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Century NVIT Growth Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,182.20	4.62	0.84
	Hypothetical	[a,b]	1,000.00	1,020.97	4.28	0.84
Class II Shares	Actual	[a]	1,000.00	1,181.20	5.99	1.09
	Hypothetical	[a,b]	1,000.00	1,019.71	5.55	1.09
Class IV Shares	Actual	[a]	1,000.00	1,182.20	4.62	0.84
	Hypothetical	[a,b]	1,000.00	1,020.97	4.28	0.84

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

American Century NVIT Growth Fund

Common Stocks 98.3%

	Shares	Market Value

Aerospace & Defense 6.0%
Boeing Co. (The)	22,485	$3,068,978
Honeywell International, Inc.	33,843	3,092,235
Precision Castparts Corp.	7,740	2,084,382
United Technologies Corp.	20,124	2,290,111

		10,535,706

Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	26,304	2,764,024

Airlines 0.3%
Alaska Air Group, Inc. (a)	6,763	496,201

Auto Components 0.9%
BorgWarner, Inc.	27,482	1,536,519

Automobiles 1.3%
Harley-Davidson, Inc.	23,622	1,635,587
Tesla Motors, Inc.* (a)	4,624	695,357

		2,330,944

Beverages 4.2%
Beam, Inc.	8,894	605,326
Brown-Forman Corp., Class B	7,165	541,459
PepsiCo, Inc.	74,960	6,217,182

		7,363,967

Biotechnology 4.3%
Alexion Pharmaceuticals, Inc.*	10,658	1,418,153
Amgen, Inc.	12,410	1,416,726
Gilead Sciences, Inc.*	39,553	2,972,408
Regeneron Pharmaceuticals, Inc.*	6,191	1,704,011

		7,511,298

Capital Markets 1.9%
Franklin Resources, Inc.	33,211	1,917,271
State Street Corp.	18,198	1,335,551

		3,252,822

Chemicals 3.8%
Dow Chemical Co. (The)	32,108	1,425,595
LyondellBasell Industries NV, Class A	28,021	2,249,526
Monsanto Co.	25,485	2,970,277

		6,645,398

Commercial Banks 0.8%
SunTrust Banks, Inc.	35,489	1,306,350

Commercial Services & Supplies 0.7%
Tyco International Ltd.	31,001	1,272,281

Common Stocks (continued)

	Shares	Market Value

Communications Equipment 2.8%
Ciena Corp.* (a)	39,025	$933,868
QUALCOMM, Inc.	52,088	3,867,534

		4,801,402

Computers & Peripherals 5.9%
Apple, Inc.	13,678	7,674,863
SanDisk Corp.	20,985	1,480,282
Seagate Technology PLC	21,565	1,211,090

		10,366,235

Consumer Finance 1.4%
American Express Co.	27,571	2,501,517

Electrical Equipment 1.2%
Rockwell Automation, Inc.	17,236	2,036,606

Electronic Equipment, Instruments & Components 0.4%
Trimble Navigation Ltd.* (a)	22,265	772,595

Energy Equipment & Services 3.5%
Core Laboratories NV	3,370	643,502
Oceaneering International, Inc.	16,033	1,264,683
Schlumberger Ltd.	45,909	4,136,860

		6,045,045

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	15,105	1,797,646
Whole Foods Market, Inc.	16,579	958,764

		2,756,410

Food Products 3.0%
General Mills, Inc.	39,938	1,993,306
Hershey Co. (The)	11,324	1,101,032
Mead Johnson Nutrition Co.	24,496	2,051,785

		5,146,123

Health Care Equipment & Supplies 1.2%
DENTSPLY International, Inc.	15,494	751,149
IDEXX Laboratories, Inc.* (a)	7,187	764,481
Intuitive Surgical, Inc.*	1,481	568,823

		2,084,453

Health Care Providers & Services 1.6%
Cardinal Health, Inc.	13,244	884,831
Express Scripts Holding Co.*	27,082	1,902,240

		2,787,071

Health Care Technology 0.2%
Veeva Systems, Inc., Class A* (a)	10,937	351,078

11

Statement of Investments (Continued)

December 31, 2013

American Century NVIT Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 3.7%
Chipotle Mexican Grill, Inc.*	2,478	$1,320,229
Las Vegas Sands Corp.	26,005	2,051,014
Marriott International, Inc., Class A	25,242	1,245,945
Starbucks Corp.	23,901	1,873,600

		6,490,788

Household Durables 0.8%
Mohawk Industries, Inc.*	9,311	1,386,408

Household Products 0.4%
Church & Dwight Co., Inc. (a)	11,391	754,995

Industrial Conglomerates 1.1%
Danaher Corp.	24,638	1,902,054

Information Technology Services 4.1%
MasterCard, Inc., Class A	3,548	2,964,212
Visa, Inc., Class A	19,008	4,232,702

		7,196,914

Insurance 0.8%
MetLife, Inc.	24,863	1,340,613

Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	2,760	1,100,660

Internet Software & Services 6.8%
Facebook, Inc., Class A*	53,674	2,933,821
Google, Inc., Class A*	7,011	7,857,298
LinkedIn Corp., Class A*	5,075	1,100,412

		11,891,531

Life Sciences Tools & Services 0.7%
Waters Corp.*	11,786	1,178,600

Machinery 1.4%
Lincoln Electric Holdings, Inc.	2,389	170,431
Parker Hannifin Corp.	10,807	1,390,212
WABCO Holdings, Inc.*	10,304	962,497

		2,523,140

Media 6.1%
CBS Corp. Non-Voting Shares, Class B	27,555	1,756,356
Comcast Corp., Class A	83,263	4,326,762
Discovery Communications, Inc., Class C*	9,729	815,874
Scripps Networks Interactive, Inc., Class A	15,525	1,341,515
Time Warner Cable, Inc.	3,165	428,857
Viacom, Inc., Class B	22,371	1,953,883

		10,623,247

Multiline Retail 0.8%
Target Corp.	22,346	1,413,831

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 1.8%
EOG Resources, Inc.	10,165	$1,706,093
Noble Energy, Inc.	21,117	1,438,279

		3,144,372

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	16,178	1,218,527

Pharmaceuticals 4.8%
AbbVie, Inc.	44,172	2,332,723
Allergan, Inc.	9,892	1,098,803
Bristol-Myers Squibb Co.	57,844	3,074,409
Zoetis, Inc.	57,345	1,874,608

		8,380,543

Road & Rail 1.3%
Union Pacific Corp.	13,991	2,350,488

Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	25,482	828,929
Freescale Semiconductor Ltd.*	5,274	84,648
Linear Technology Corp.	42,232	1,923,668

		2,837,245

Software 5.9%
Check Point Software Technologies Ltd.* (a)	10,207	658,556
Electronic Arts, Inc.*	63,574	1,458,388
Microsoft Corp.	67,003	2,507,922
Oracle Corp.	88,060	3,369,176
Splunk, Inc.*	8,602	590,699
VMware, Inc., Class A* (a)	19,358	1,736,606

		10,321,347

Specialty Retail 4.8%
Best Buy Co., Inc.	41,929	1,672,129
GNC Holdings, Inc., Class A	19,212	1,122,941
Home Depot, Inc. (The)	52,081	4,288,350
Urban Outfitters, Inc.*	33,392	1,238,843

		8,322,263

Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	14,506	1,019,337

Tobacco 0.9%
Philip Morris International, Inc.	18,408	1,603,889

Total Common Stocks (cost $135,758,192)		171,664,837

12

Statement of Investments (Continued)

December 31, 2013

American Century NVIT Growth Fund (Continued)

Exchange Traded Fund 0.3%

	Shares	Market Value

Equity 0.3%
iShares Russell 1000 Growth ETF (a)	5,951	$511,488

Total Exchange Traded Fund (cost $493,006)		511,488

Mutual Fund 1.7%
Money Market Fund 1.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.07% (b)	2,895,042	2,895,042

Total Mutual Fund (cost $2,895,042)		2,895,042

Repurchase Agreements 2.5%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $2,000,031, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $2,040,000. (c)	$2,000,000	2,000,000
Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $2,314,477, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $2,360,766. (c)	2,314,476	2,314,476

Total Repurchase Agreements (cost $4,314,476)		4,314,476

Total Investments (cost $143,460,716) (d) — 102.8%		179,385,843

Liabilities in excess of other assets — (2.8%)		(4,830,029)

NET ASSETS — 100.0%		$174,555,814

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $5,783,386, which was collateralized by repurchase agreements with a value of $4,314,476 and $1,577,987 of collateral in the form of U.S. Government Treasury securities, interest rates ranging from 0.13% - 4.25%, and maturity dates ranging from 03/31/14 -08/15/43, a total value of $5,892,463.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $4,314,476.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

13

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

December 31, 2013

American Century NVIT Growth Fund
Assets:
Investments, at value* (cost $139,146,240)	$175,071,367
Repurchase agreements, at value and cost	4,314,476

Total Investments	179,385,843

Dividends receivable	143,493
Security lending income receivable	1,134
Receivable for investments sold	867,947
Receivable for capital shares issued	49,745
Reclaims receivable	1,165
Prepaid expenses	334

Total Assets	180,449,661

Liabilities:
Payable for investments purchased	1,323,116
Payable for capital shares redeemed	104,693
Payable upon return of securities loaned (Note 2)	4,314,476
Accrued expenses and other payables:
Investment advisory fees	84,542
Fund administration fees	10,361
Distribution fees	7,892
Administrative servicing fees	23,431
Accounting and transfer agent fees	179
Trustee fees	165
Custodian fees	974
Compliance program costs (Note 3)	4
Professional fees	7,316
Printing fees	16,600
Other	98

Total Liabilities	5,893,847

Net Assets	$174,555,814

Represented by:
Capital	$143,871,501
Accumulated undistributed net investment income	13,980
Accumulated net realized losses from investment transactions	(5,254,764)
Net unrealized appreciation/(depreciation) from investments	35,925,127
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(30)

Net Assets	$174,555,814

*	Includes value of securities on loan of $5,783,386 (Note 2).

14

Statement of Assets and Liabilities (Continued)

December 31, 2013

American Century NVIT Growth Fund
Net Assets:
Class I Shares	$110,854,984
Class II Shares	38,635,769
Class IV Shares	25,065,061

Total	$174,555,814

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,512,899
Class II Shares	2,938,344
Class IV Shares	1,246,672

Total	9,697,915

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$20.11
Class II Shares	$13.15
Class IV Shares	$20.11

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Year Ended December 31, 2013

American Century NVIT Growth Fund
INVESTMENT INCOME:
Dividend income	$2,347,842
Income from securities lending (Note 2)	12,382
Foreign tax withholding	(2,496)

Total Income	2,357,728

EXPENSES:
Investment advisory fees	939,904
Fund administration fees	116,070
Distribution fees Class II Shares	77,122
Administrative servicing fees Class I Shares	154,122
Administrative servicing fees Class II Shares	46,273
Administrative servicing fees Class IV Shares	34,581
Professional fees	24,912
Printing fees	23,181
Trustee fees	5,579
Custodian fees	5,733
Accounting and transfer agent fees	1,742
Compliance program costs (Note 3)	534
Other	6,705

Total expenses before earnings credit and fees waived	1,436,458

Earnings credit (Note 4)	(9)
Investment advisory fees waived (Note 3)	(23,498)

Net Expenses	1,412,951

NET INVESTMENT INCOME	944,777

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	18,985,415

Net change in unrealized appreciation/(depreciation) from investments	20,839,520
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	47

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	20,839,567

Net realized/unrealized gains from investments and translation of assets and liabilities denominated in foreign currencies	39,824,982

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$40,769,759

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	American Century NVIT Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$944,777	$1,066,628
Net realized gains from investment transactions	18,985,415	10,140,120
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	20,839,567	6,102,844

Change in net assets resulting from operations	40,769,759	17,309,592

Distributions to Shareholders From:
Net investment income:
Class I	(682,244)	(541,620)
Class II	(311,021)	(176,144)
Class IV	(154,629)	(119,803)

Change in net assets from shareholder distributions	(1,147,894)	(837,567)

Change in net assets from capital transactions	(5,667,409)	1,097,325

Change in net assets	33,954,456	17,569,350

Net Assets:
Beginning of year	140,601,358	123,032,008

End of year	$174,555,814	$140,601,358

Accumulated undistributed net investment income at end of year	$13,980	$230,614

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,901,887	$5,104,621
Dividends reinvested	682,244	541,620
Cost of shares redeemed	(15,784,918)	(14,384,976)

Total Class I Shares	(11,200,787)	(8,738,735)

Class II Shares
Proceeds from shares issued	10,835,501	13,793,322
Dividends reinvested	311,021	176,144
Cost of shares redeemed	(3,526,843)	(2,442,144)

Total Class II Shares	7,619,679	11,527,322

Class IV Shares
Proceeds from shares issued	678,288	1,064,099
Dividends reinvested	154,629	119,803
Cost of shares redeemed	(2,919,218)	(2,875,164)

Total Class IV Shares	(2,086,301)	(1,691,262)

Change in net assets from capital transactions	$(5,667,409)	$1,097,325

17

Statements of Changes in Net Assets (Continued)

	American Century NVIT Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	221,489	328,266
Reinvested	35,529	35,170
Redeemed	(894,504)	(933,839)

Total Class I Shares	(637,486)	(570,403)

Class II Shares
Issued	936,003	1,367,157
Reinvested	24,771	17,406
Redeemed	(301,570)	(237,151)

Total Class II Shares	659,204	1,147,412

Class IV Shares
Issued	38,768	69,036
Reinvested	8,053	7,779
Redeemed	(165,094)	(187,090)

Total Class IV Shares	(118,273)	(110,275)

Total change in shares	(96,555)	466,734

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2013 (e)	$15.60	0.12	4.51	4.63	(0.12)	(0.12)	$20.11	29.74%		$110,854,984	0.85%	0.65%	0.87%	80.68%
Year Ended December 31, 2012 (e)	$13.76	0.12	1.81	1.93	(0.09)	(0.09)	$15.60	14.02%		$95,949,532	0.86%	0.79%	0.88%	82.86%
Year Ended December 31, 2011 (e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	(0.08)	$13.76	(0.69%	)	$92,462,025	0.94%	0.65%	0.95%	96.07%
Year Ended December 31, 2010 (e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%		$103,647,734	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009 (e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.47%		$101,476,994	0.86%	0.53%	0.86%	157.59%

Class II Shares
Year Ended December 31, 2013 (e)	$10.25	0.05	2.96	3.01	(0.11)	(0.11)	$13.15	29.41%		$38,635,769	1.10%	0.40%	1.12%	80.68%
Year Ended December 31, 2012 (e)	$9.08	0.06	1.19	1.25	(0.08)	(0.08)	$10.25	13.78%		$23,360,589	1.11%	0.62%	1.13%	82.86%
Period Ended December 31, 2011 (e)(f)	$10.00	0.03	(0.87)	(0.84)	(0.08)	(0.08)	$9.08	(8.41%	)	$10,277,354	1.24%	0.43%	1.25%	96.07%

Class IV Shares
Year Ended December 31, 2013 (e)	$15.60	0.12	4.51	4.63	(0.12)	(0.12)	$20.11	29.74%		$25,065,061	0.85%	0.65%	0.87%	80.68%
Year Ended December 31, 2012 (e)	$13.76	0.12	1.81	1.93	(0.09)	(0.09)	$15.60	14.02%		$21,291,237	0.86%	0.79%	0.88%	82.86%
Year Ended December 31, 2011 (e)	$13.94	0.09	(0.19)	(0.10)	(0.08)	(0.08)	$13.76	(0.69%	)	$20,292,629	0.94%	0.65%	0.95%	96.07%
Year Ended December 31, 2010 (e)	$11.76	0.06	2.20	2.26	(0.08)	(0.08)	$13.94	19.25%		$22,845,409	0.90%	0.51%	0.90%	144.93%
Year Ended December 31, 2009 (e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.62%		$22,452,251	0.86%	0.53%	0.86%	157.59%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 3, 2011 (commencement of operations) through December 31, 2011. Total return is calculated based on inception date of May 2, 2011 through December 31, 2011.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

20

Notes to Financial Statements (Continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$171,664,837	$—	$—	$171,664,837
Exchange Traded Fund	511,488	—	—	511,488
Mutual Fund	2,895,042	—	—	2,895,042
Repurchase Agreements	—	4,314,476	—	4,314,476
Total	$175,071,367	$4,314,476	$—	$179,385,843

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

21

Notes to Financial Statements (Continued)

December 31, 2013

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans

22

Notes to Financial Statements (Continued)

December 31, 2013

justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, the repos on a gross basis were as follows:

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% - 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

23

Notes to Financial Statements (Continued)

December 31, 2013

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to reversal of REIT returns of capital dividends and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Losses from Investment Transactions
$—	$(13,517)	$13,517

Amount designated as “—” is zero or has been rounded to zero.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained

24

Notes to Financial Statements (Continued)

December 31, 2013

upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $23,498, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

25

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $116,070 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $534.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services.

These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2013, NFS earned $234,976 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

26

Notes to Financial Statements (Continued)

December 31, 2013

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $124,017,293 and sales of $131,711,385 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $0 of brokerage commissions.

27

Notes to Financial Statements (Continued)

December 31, 2013

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,147,894	$—	$1,147,894	$—	$1,147,894

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$837,567	$—	$837,567	$—	$837,567

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$13,980	$—	$13,980	$(5,040,787)	$35,711,120	$30,684,313

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$143,674,693	$36,424,940	$(713,790)	$35,711,150

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$5,040,787	2017

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $18,682,816 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

American Century NVIT Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Century NVIT Growth Fund (formerly NVIT Growth Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

29

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100%.

30

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for march FIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

31

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

32

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

33

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

34

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

35

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

36

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

37

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

38

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

39

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

40

Annual Report

December 31, 2013

American Century NVIT Multi Cap Value Fund

AR-MCV 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Nationwide Funds®

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	American Century NVIT Multi Cap Value Fund

For the annual period ended December 31, 2013, the American Century NVIT Multi Cap Value Fund (Class I) returned 31.90% versus 32.69% for its benchmark, the Russell 3000® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Value Funds (consisting of 127 funds as of December 31, 2013) was 32.93% for the same time period.

Market Overview

Stocks recorded strong gains in 2013. As the Federal Reserve’s bond-buying programs continued, investors embraced risk, as evidenced by the outperformance of riskier asset classes such as high-yield bonds and higher-beta stocks. (Higher-beta stocks are those with greater market risk.) Market leadership changed after the Fed suggested it might start tapering (gradually reducing) its asset purchases if economic conditions improved. Early in the year, higher-quality stocks came into favor and higher-yielding assets, such as real estate investment trusts (REITs) and utilities, declined as interest rates edged up. As the Fed sought to calm fears about the ending of stimulus measures, stocks rallied. In mid-August, stocks dropped sharply on positive economic data, which suggested the Fed might announce tapering as soon as September. Lower-yielding, riskier names held up best during the sell-off and outperformed in the rebound that followed. In September, the Fed surprised the markets by making no changes to its stimulus programs. Lower-quality, riskier stocks rallied and continued to outperform through the end of 2013. In December, the U.S. economy showed new signs of strength and the Fed announced it would begin modestly scaling back its asset purchases in January 2014. For 2013 overall, low-quality stocks outperformed high-quality stocks by a wide margin, and large-cap growth stocks outperformed large-cap value stocks. Both were negative headwinds to the portfolio.

Leading Contributors

In the financials sector, the portfolio’s underweight position relative to the benchmark in REITs added to relative results. In general, valuation of REITs has appeared unattractive. REITs have benefited from the low interest-rate and credit-spread environment. As interest rates increased, the REITs industry underperformed. An overweight position in Charles Schwab was advantageous. As interest rates increased, it seemed likely that Charles Schwab would move closer to its normalized earnings power as its net interest margin expands.

The portfolio’s position in the health-care sector boosted results. The portfolio was overweight in health-care equipment companies, largely because the team expects utilization rates to increase as the U.S. economy improves and the Affordable Care Act is fully implemented. Many of these names performed well on improved earnings. A top contributor was Boston Scientific, which develops and manufactures medical devices used in a broad range of interventional medical specialties.

An underweight position in utilities added to relative performance. For some time, the team has considered many of these stocks overvalued. This position contributed positively to results as interest rates began to increase and utilities, which are sensitive to changes in rates, posted the second-weakest performance in the benchmark.

Leading Detractors

In the energy sector, the portfolio was hampered by its mix of integrated oil and gas companies. A top detractor was Imperial Oil, which the team considers undervalued relative to its U.S. peers. This high-quality Canadian company was up less than 5% on flat oil prices and was unable to keep pace with the energy sector’s strong advance. The team believes integrated oil and gas companies will benefit as spending shifts from exploration to production, which should increase free-cash flow.

An underweight position in the consumer discretionary sector detracted from relative performance. Security selection also dampened results. The portfolio was underweight media stocks, many of which generated strong returns as advertising spending — particularly by automobile companies — improved along with the U.S. economy.

5

Fund Commentary (con’t.)	American Century NVIT Multi Cap Value Fund

In the materials sector, an investment in Barrick Gold detracted from relative returns. A sharp drop in gold prices during 2013 negatively impacted the gold producer’s profitability and free-cash flow.

In the industrials sector, an overweight position in Republic Services hindered performance. Although the waste management company reported solid third-quarter results and a positive outlook for the rest of 2013, it faces a number of challenges in 2014, including flat pricing — many of its contracts with municipalities link pricing to inflation — and higher cash taxes if bonus depreciation benefits expire.

Subadviser:

American Century Investment Management, Inc.

Portfolio Managers:

Chad Baumler, CFA; Phillip N. Davidson, CFA; Michael Liss, CFA; and Kevin Toney, CFA

The Fund is subject to the risks of investing in equity securities, including investing in smaller and mid-sized companies. The Fund is also subject to the risks associated with investing in foreign securities. Value funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	American Century NVIT Multi Cap Value Fund

Objective

The Fund seeks capital appreciation and, secondarily, current income.

Highlights

•	The American Century NVIT Multi Cap Value Fund (Class I) returned 31.90%, underperforming the benchmark by 0.79% and underperforming the Lipper peer group by 1.03%.

•	The portfolio’s position in the health-care sector and underweight position in REITs contributed most to relative performance.

•	Sectors detracting from performance included energy, consumer discretionary, materials and industrials.

Asset Allocation†

Common Stocks	98.8%
Repurchase Agreements	2.4%
Mutual Fund	0.9%
Liabilities in excess of other assets	(2.1%)
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	17.7%
Pharmaceuticals	7.8%
Commercial Banks	6.9%
Insurance	5.0%
Health Care Equipment & Supplies	4.8%
Commercial Services & Supplies	4.7%
Capital Markets	4.5%
Industrial Conglomerates	3.8%
Computers & Peripherals	3.6%
Semiconductors & Semiconductor Equipment	3.1%
Other Industries *	38.1%
100.0%

Top Holdings††

Exxon Mobil Corp.	4.2%
General Electric Co.	3.0%
Chevron Corp.	3.0%
Wells Fargo & Co.	2.8%
Pfizer, Inc.	2.7%
Procter & Gamble Co. (The)	2.6%
Northern Trust Corp.	2.3%
Imperial Oil Ltd.	2.2%
Republic Services, Inc.	2.2%
Johnson & Johnson	2.0%
Other Holdings *	73.0%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

7

Fund Performance	American Century NVIT Multi Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	Inception[2]
Class I	31.90%	19.16%
Class II	31.67%	18.94%

1 The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

2 Since inception date of March 24, 2009.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.90%	0.90%
Class II	1.15%	1.07%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	American Century NVIT Multi Cap Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the American Century NVIT Multi Cap Value Fund since inception through 12/31/13 versus performance of the Russell 3000® Value Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	American Century NVIT Multi Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Century NVIT Multi Cap Value Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,129.50	4.72	0.88
	Hypothetical	[a,b]	1,000.00	1,020.77	4.48	0.88
Class II Shares	Actual	[a]	1,000.00	1,128.30	5.63	1.05
	Hypothetical	[a,b]	1,000.00	1,019.91	5.35	1.05

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

American Century NVIT Multi Cap Value Fund

Common Stocks 98.8%

	Shares	Market Value

Aerospace & Defense 1.2%
Boeing Co. (The)	3,318	$452,874
General Dynamics Corp.	22,950	2,192,873
Northrop Grumman Corp.	5,046	578,322
Rockwell Collins, Inc.	10,160	751,027
Textron, Inc.	42,170	1,550,169

		5,525,265

Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	13,086	1,375,077

Airlines 0.7%
Japan Airlines Co., Ltd.	19,598	966,795
Southwest Airlines Co.	101,373	1,909,867

		2,876,662

Automobiles 1.2%
General Motors Co.*	54,100	2,211,067
Honda Motor Co., Ltd.	43,800	1,807,938
Toyota Motor Corp.	20,300	1,237,794

		5,256,799

Beverages 0.5%
Dr Pepper Snapple Group, Inc.	49,699	2,421,335

Capital Markets 4.6%
Charles Schwab Corp. (The)	68,743	1,787,318
Franklin Resources, Inc.	8,371	483,258
Goldman Sachs Group, Inc. (The)	20,662	3,662,546
LPL Financial Holdings, Inc.	42,666	2,006,582
Northern Trust Corp.	169,618	10,497,658
State Street Corp.	24,681	1,811,338

		20,248,700

Commercial Banks 7.1%
Commerce Bancshares, Inc.	58,442	2,624,630
Cullen/Frost Bankers, Inc.	32,996	2,455,892
PNC Financial Services Group, Inc. (The)	90,746	7,040,075
U.S. Bancorp	157,388	6,358,475
Wells Fargo & Co.	281,447	12,777,694

		31,256,766

Commercial Services & Supplies 4.8%
ADT Corp. (The)	93,508	3,784,269
Republic Services, Inc.	297,852	9,888,686
Tyco International Ltd.	99,565	4,086,147
Waste Management, Inc.	80,994	3,634,201

		21,393,303

Common Stocks (continued)

	Shares	Market Value

Communications Equipment 2.2%
Cisco Systems, Inc.	326,685	$7,334,078
F5 Networks, Inc.*	7,600	690,536
QUALCOMM, Inc.	22,720	1,686,960

		9,711,574

Computers & Peripherals 3.7%
Apple, Inc.	10,956	6,147,521
Diebold, Inc.	29,554	975,578
EMC Corp.	128,866	3,240,980
Hewlett-Packard Co.	79,691	2,229,754
QLogic Corp.*	81,931	969,244
SanDisk Corp.	11,560	815,442
Western Digital Corp.	21,432	1,798,145

		16,176,664

Containers & Packaging 0.6%
Bemis Co., Inc.	31,061	1,272,259
Sonoco Products Co.	28,917	1,206,417

		2,478,676

Diversified Financial Services 1.9%
JPMorgan Chase & Co.	147,046	8,599,250

Diversified Telecommunication Services 2.5%
AT&T, Inc.	249,960	8,788,594
CenturyLink, Inc.	70,699	2,251,763

		11,040,357

Electric Utilities 3.0%
Great Plains Energy, Inc.	164,483	3,987,068
Southern Co. (The)	29,638	1,218,418
Westar Energy, Inc.	125,922	4,050,911
Xcel Energy, Inc.	149,145	4,167,111

		13,423,508

Energy Equipment & Services 0.2%
Cameron International Corp.*	14,750	878,067

Food & Staples Retailing 1.7%
CVS Caremark Corp.	21,143	1,513,205
Sysco Corp.	78,613	2,837,929
Wal-Mart Stores, Inc.	41,323	3,251,707

		7,602,841

Food Products 2.8%
ConAgra Foods, Inc.	35,180	1,185,566
General Mills, Inc.	24,100	1,202,831
Hillshire Brands Co.	68,504	2,290,774
Kellogg Co.	26,003	1,588,003
Mondelez International, Inc., Class A	130,486	4,606,156
Unilever NV, CVA-NL	40,770	1,639,170

		12,512,500

11

Statement of Investments (Continued)

December 31, 2013

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Gas Utilities 0.4%
Laclede Group, Inc. (The)	34,020	$1,549,271

Health Care Equipment & Supplies 4.9%
Becton, Dickinson and Co.	16,757	1,851,481
Boston Scientific Corp.*	225,926	2,715,630
CareFusion Corp.*	153,291	6,104,048
Medtronic, Inc.	91,490	5,250,611
Stryker Corp.	42,406	3,186,387
Zimmer Holdings, Inc.	25,261	2,354,073

		21,462,230

Health Care Providers & Services 2.3%
LifePoint Hospitals, Inc.*	59,304	3,133,623
Quest Diagnostics, Inc.	23,870	1,278,000
UnitedHealth Group, Inc.	57,235	4,309,796
WellPoint, Inc.	17,790	1,643,618

		10,365,037

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	52,251	2,098,923
International Game Technology	110,403	2,004,918
International Speedway Corp., Class A	70,020	2,485,010
Speedway Motorsports, Inc.	65,868	1,307,480

		7,896,331

Household Products 2.6%
Procter & Gamble Co. (The)	143,729	11,700,978

Industrial Conglomerates 3.9%
General Electric Co.	488,233	13,685,171
Koninklijke Philips NV	94,374	3,474,964

		17,160,135

Insurance 5.1%
ACE Ltd.	29,355	3,039,123
Aflac, Inc.	27,600	1,843,680
Berkshire Hathaway, Inc., Class A*	24	4,269,600
Chubb Corp. (The)	21,599	2,087,111
HCC Insurance Holdings, Inc.	47,688	2,200,324
Marsh & McLennan Cos., Inc.	39,345	1,902,724
MetLife, Inc.	58,065	3,130,865
Reinsurance Group of America, Inc.	35,860	2,775,923
Travelers Cos., Inc. (The)	14,400	1,303,776
Unum Group	3,860	135,409

		22,688,535

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.	11,483	656,713

Machinery 0.2%
Woodward, Inc.	16,580	756,214

Common Stocks (continued)

	Shares	Market Value

Media 0.4%
Walt Disney Co. (The)	22,340	$1,706,776

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	48,820	1,842,467
Newmont Mining Corp.	35,402	815,308

		2,657,775

Multiline Retail 0.6%
Target Corp.	42,236	2,672,272

Multi-Utilities 1.2%
PG&E Corp.	126,974	5,114,513

Oil, Gas & Consumable Fuels 18.1%
Apache Corp.	51,238	4,403,394
Chevron Corp.	108,161	13,510,391
Devon Energy Corp.	57,031	3,528,508
El Paso Pipeline Partners LP	36,420	1,311,120
Exxon Mobil Corp.	186,371	18,860,744
Imperial Oil Ltd.(a)	228,251	10,107,721
Occidental Petroleum Corp.	84,684	8,053,448
Peabody Energy Corp.	63,497	1,240,097
Royal Dutch Shell PLC, Class A	32,870	1,173,550
Southwestern Energy Co.*	99,444	3,911,133
Total SA	131,712	8,084,413
Ultra Petroleum Corp.*	130,179	2,818,375
Williams Partners LP	57,105	2,904,360

		79,907,254

Pharmaceuticals 8.0%
Eli Lilly & Co.	27,421	1,398,471
Hospira, Inc.*	62,053	2,561,548
Johnson & Johnson	99,361	9,100,474
Mallinckrodt PLC*	19,340	1,010,708
Merck & Co., Inc.	180,475	9,032,774
Pfizer, Inc.	399,500	12,236,685

		35,340,660

Real Estate Investment Trusts (REITs) 2.5%
Annaly Capital Management, Inc.	241,731	2,410,058
Capstead Mortgage Corp.	91,480	1,105,079
Corrections Corp. of America	88,082	2,824,790
Empire State Realty Trust, Inc., Class A	127,024	1,943,467
Piedmont Office Realty Trust, Inc., Class A	176,510	2,915,945

		11,199,339

Road & Rail 0.9%
Heartland Express, Inc.	108,554	2,129,830
Werner Enterprises, Inc.	76,747	1,897,953

		4,027,783

12

Statement of Investments (Continued)

December 31, 2013

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	203,437	$3,598,800
Intel Corp.	269,870	7,005,825
Maxim Integrated Products, Inc.	51,870	1,447,692
Teradyne, Inc.*	100,205	1,765,612

		13,817,929

Software 0.9%
Microsoft Corp.	36,070	1,350,100
NICE Systems Ltd., ADR-IL	33,022	1,352,581
Oracle Corp.	31,327	1,198,571

		3,901,252

Specialty Retail 1.4%
Bed Bath & Beyond, Inc.*	7,878	632,604
CST Brands, Inc.	47,450	1,742,364
Lowe’s Cos., Inc.	77,846	3,857,269

		6,232,237

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.	17,854	1,002,145

Thrifts & Mortgage Finance 0.6%
People’s United Financial, Inc.	162,610	2,458,663

Total Common Stocks (cost $348,236,335)		437,051,386

Mutual Fund 0.9%
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (b)	3,841,908	3,841,908

Total Mutual Fund (cost $3,841,908)		3,841,908

Repurchase Agreements 2.4%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $3,000,047, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $3,060,000. (c)	$3,000,000	$3,000,000
Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $7,462,320, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $7,611,565. (c)	7,462,318	7,462,318

Total Repurchase Agreements (cost $10,462,318)		10,462,318

Total Investments (cost $362,540,561) (d) — 102.1%		451,355,612

Liabilities in excess of other assets — (2.1%)		(9,399,547)

NET ASSETS — 100.0%		$441,956,065

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $10,004,072.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $10,462,318.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CVA	Dutch Certificate

IL	Israel

LP	Limited Partnership

Ltd	Limited

NL	Netherlands

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

13

Statement of Investments (Continued)

December 31, 2013

American Century NVIT Multi Cap Value Fund (Continued)

At December 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	JPMorgan Chase Bank	1/31/14	(7,948,271)	$(7,420,419)	$(7,477,170)	$(56,751)
Euro	UBS AG	1/31/14	(7,453,809)	(10,180,971)	(10,254,062)	(73,091)
Euro	UBS AG	1/31/14	(239,392)	(327,727)	(329,328)	(1,601)
Japanese Yen	Credit Suisse International	1/31/14	(300,021,660)	(2,871,708)	(2,849,328)	22,380
Japanese Yen	Credit Suisse International	1/31/14	(8,664,090)	(83,041)	(82,283)	758

Total Short Contracts				$(20,883,866)	$(20,992,171)	$(108,305)

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

December 31, 2013

American Century NVIT Multi Cap Value Fund
Assets:
Investments, at value* (cost $352,078,243)	$440,893,294
Repurchase agreements, at value and cost	10,462,318

Total Investments	451,355,612

Foreign currencies, at value (cost $81,267)	81,267
Dividends receivable	963,311
Security lending income receivable	8,740
Receivable for investments sold	3,033,565
Receivable for capital shares issued	8,530
Reclaims receivable	92,398
Unrealized appreciation on forward foreign currency contracts (Note 2)	23,138
Prepaid expenses	919

Total Assets	455,567,480

Liabilities:
Payable for investments purchased	2,208,956
Payable for capital shares redeemed	429,036
Unrealized depreciation on forward foreign currency contracts (Note 2)	131,443
Payable upon return of securities loaned (Note 2)	10,462,318
Accrued expenses and other payables:
Investment advisory fees	210,575
Fund administration fees	15,201
Distribution fees	24,688
Administrative servicing fees	92,054
Accounting and transfer agent fees	212
Trustee fees	455
Custodian fees	2,643
Compliance program costs (Note 3)	15
Professional fees	8,228
Printing fees	25,147
Other	444

Total Liabilities	13,611,415

Net Assets	$441,956,065

Represented by:
Capital	$303,343,693
Accumulated undistributed net investment income	4,454,154
Accumulated net realized gains from investments, forward and foreign currency transactions	45,446,161
Net unrealized appreciation/(depreciation) from investments	88,815,051
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(108,305)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	5,311

Net Assets	$441,956,065

*	Includes value of securities on loan of $10,004,072 (Note 2).

15

Statement of Assets and Liabilities (Continued)

December 31, 2013

American Century NVIT Multi Cap Value Fund
Net Assets:
Class I Shares	$268,063,713
Class II Shares	173,892,352

Total	$441,956,065

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	13,825,251
Class II Shares	9,001,489

Total	22,826,740

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$19.39
Class II Shares	$19.32

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

December 31, 2013

American Century NVIT Multi Cap Value Fund
INVESTMENT INCOME:
Dividend income	$10,916,431
Income from securities lending (Note 2)	19,738
Foreign tax withholding	(115,179)

Total Income	10,820,990

EXPENSES:
Investment advisory fees	2,388,264
Fund administration fees	170,939
Distribution fees Class II Shares	405,081
Administrative servicing fees Class I Shares	642,403
Administrative servicing fees Class II Shares	405,081
Professional fees	34,530
Printing fees	30,847
Trustee fees	14,985
Custodian fees	15,659
Accounting and transfer agent fees	2,062
Compliance program costs (Note 3)	1,387
Recoupment fees (Note 3)	12,353
Other	12,375

Total expenses before earnings credit and fees waived	4,135,966

Earnings credit (Note 4)	(83)
Distribution fees waived — Class II (Note 3)	(129,627)

Net Expenses	4,006,256

NET INVESTMENT INCOME	6,814,734

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	50,355,943
Net realized gains from forward and foreign currency transactions (Note 2)	1,025,045

Net realized gains from investments, forward and foreign currency transactions	51,380,988

Net change in unrealized appreciation/(depreciation) from investments	56,203,791
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(281,825)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	7,304

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	55,929,270

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	107,310,258

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$114,124,992

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

December 31, 2013

	American Century NVIT Multi Cap Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$6,814,734	$6,803,955
Net realized gains from investments, forward and foreign currency transactions	51,380,988	7,430,838
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	55,929,270	39,532,097

Change in net assets resulting from operations	114,124,992	53,766,890

Distributions to Shareholders From:
Net investment income:
Class I	(4,669,801)	(2,315,528)
Class II	(2,750,530)	(1,187,959)
Net realized gains:
Class I	(4,908,366)	(9,780,754)
Class II	(3,135,433)	(6,048,946)

Change in net assets from shareholder distributions	(15,464,130)	(19,333,187)

Change in net assets from capital transactions	(36,700,822)	(50,176,427)

Change in net assets	61,960,040	(15,742,724)

Net Assets:
Beginning of year	379,996,025	395,738,749

End of year	$441,956,065	$379,996,025

Accumulated undistributed net investment income at end of year	$4,454,154	$4,038,140

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,541,656	$1,887,074
Dividends reinvested	9,578,167	12,096,282
Cost of shares redeemed	(41,467,723)	(46,429,514)

Total Class I Shares	(27,347,900)	(32,446,158)

Class II Shares
Proceeds from shares issued	9,659,688	2,136,423
Dividends reinvested	5,885,963	7,236,905
Cost of shares redeemed	(24,898,573)	(27,103,597)

Total Class II Shares	(9,352,922)	(17,730,269)

Change in net assets from capital transactions	$(36,700,822)	$(50,176,427)

18

Statements of Changes in Net Assets (Continued)

December 31, 2013

	American Century NVIT Multi Cap Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	255,094	126,444
Reinvested	524,211	800,019
Redeemed	(2,333,786)	(3,095,985)

Total Class I Shares	(1,554,481)	(2,169,522)

Class II Shares
Issued	544,036	143,113
Reinvested	323,803	480,773
Redeemed	(1,417,389)	(1,825,021)

Total Class II Shares	(549,550)	(1,201,135)

Total change in shares	(2,104,031)	(3,370,657)

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(b)(c)	Portfolio Turnover(d)
Class I Shares
Year Ended December 31, 2013(e)	$15.26	0.30	4.52	4.82	(0.34)	(0.35)	(0.69)	$19.39	31.90%	$268,063,713	0.89%	1.69%	0.89%	48.11%
Year Ended December 31, 2012(e)	$14.00	0.27	1.77	2.04	(0.15)	(0.63)	(0.78)	$15.26	14.66%	$234,721,079	0.91%	1.80%	0.91%	44.60%
Year Ended December 31, 2011(e)	$14.19	0.26	(0.17)	0.09	(0.24)	(0.04)	(0.28)	$14.00	0.65%	$245,684,277	0.91%	1.80%	0.91%	61.37%
Year Ended December 31, 2010(e)	$12.74	0.24	1.45	1.69	(0.09)	(0.15)	(0.24)	$14.19	13.46%	$305,129,292	0.88%	1.77%	0.95%	181.67%
Period Ended December 31, 2009(e)(f)	$10.00	0.19	3.17	3.36	(0.11)	(0.51)	(0.62)	$12.74	33.69%	$4,551,767	0.91%	2.10%	1.38%	46.72%
Class II Shares
Year Ended December 31, 2013(e)	$15.21	0.27	4.50	4.77	(0.31)	(0.35)	(0.66)	$19.32	31.67%	$173,892,352	1.06%	1.52%	1.14%	48.11%
Year Ended December 31, 2012(e)	$13.96	0.24	1.76	2.00	(0.12)	(0.63)	(0.75)	$15.21	14.45%	$145,274,946	1.08%	1.63%	1.16%	44.60%
Year Ended December 31, 2011(e)	$14.15	0.23	(0.16)	0.07	(0.22)	(0.04)	(0.26)	$13.96	0.49%	$150,054,472	1.08%	1.64%	1.16%	61.37%
Year Ended December 31, 2010(e)	$12.73	0.24	1.41	1.65	(0.08)	(0.15)	(0.23)	$14.15	13.15%	$162,949,432	1.08%	1.78%	1.43%	181.67%
Period Ended December 31, 2009(e)(f)	$10.00	0.17	3.18	3.35	(0.11)	(0.51)	(0.62)	$12.73	33.55%	$4,350,996	1.08%	1.80%	1.79%	46.72%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009. Total return is calculated based on inception date of March 24, 2009 through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

21

Notes to Financial Statements (Continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

22

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,525,265	$—	$—	$5,525,265
Air Freight & Logistics	1,375,077	—	—	1,375,077
Airlines	1,909,867	966,795	—	2,876,662
Automobiles	2,211,067	3,045,732	—	5,256,799
Beverages	2,421,335	—	—	2,421,335
Capital Markets	20,248,700	—	—	20,248,700
Commercial Banks	31,256,766	—	—	31,256,766
Commercial Services & Supplies	21,393,303	—	—	21,393,303
Communications Equipment	9,711,574	—	—	9,711,574
Computers & Peripherals	16,176,664	—	—	16,176,664
Containers & Packaging	2,478,676	—	—	2,478,676
Diversified Financial Services	8,599,250	—	—	8,599,250
Diversified Telecommunication Services	11,040,357	—	—	11,040,357
Electric Utilities	13,423,508	—	—	13,423,508
Energy Equipment & Services	878,067	—	—	878,067
Food & Staples Retailing	7,602,841	—	—	7,602,841
Food Products	10,873,330	1,639,170	—	12,512,500
Gas Utilities	1,549,271	—	—	1,549,271
Health Care Equipment & Supplies	21,462,230	—	—	21,462,230
Health Care Providers & Services	10,365,037	—	—	10,365,037
Hotels, Restaurants & Leisure	7,896,331	—	—	7,896,331
Household Products	11,700,978	—	—	11,700,978
Industrial Conglomerates	13,685,171	3,474,964	—	17,160,135
Insurance	22,688,535	—	—	22,688,535
Life Sciences Tools & Services	656,713	—	—	656,713
Machinery	756,214	—	—	756,214
Media	1,706,776	—	—	1,706,776
Metals & Mining	2,657,775	—	—	2,657,775
Multiline Retail	2,672,272	—	—	2,672,272
Multi-Utilities	5,114,513	—	—	5,114,513
Oil, Gas & Consumable Fuels	70,649,291	9,257,963	—	79,907,254
Pharmaceuticals	35,340,660	—	—	35,340,660
Real Estate Investment Trusts (REITs)	11,199,339	—	—	11,199,339
Road & Rail	4,027,783	—	—	4,027,783
Semiconductors & Semiconductor Equipment	13,817,929	—	—	13,817,929
Software	3,901,252	—	—	3,901,252
Specialty Retail	6,232,237	—	—	6,232,237
Textiles, Apparel & Luxury Goods	1,002,145	—	—	1,002,145
Thrifts & Mortgage Finance	2,458,663	—	—	2,458,663
Total Common Stocks	$418,666,762	$18,384,624	$—	$437,051,386
Forward Foreign Currency Contracts	—	23,138	—	23,138
Repurchase Agreements	—	10,462,318	—	10,462,318
Mutual Fund	3,841,908	—	—	3,841,908
Total Assets	$422,508,670	$28,870,080	$—	$451,378,750
Liabilities:
Forward Foreign Currency Contracts	—	(131,443)	—	(131,443)
Total Liabilities	$—	$(131,443)	$—	$(131,443)
Total	$422,508,670	$28,738,637	$—	$451,247,307

23

Notes to Financial Statements (Continued)

December 31, 2013

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/ (depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

24

Notes to Financial Statements (Continued)

December 31, 2013

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$23,138

Total		$23,138
Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(131,443)

Total		$(131,443)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts Currency risk	$956,088
Total	$956,088

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$(281,825)
Total	$(281,825)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the year ended December 31, 2013.

(d)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and

25

Notes to Financial Statements (Continued)

December 31, 2013

typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (forward foreign currency contracts). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$23,138	$—	$23,138
Total	$23,138	$—	$23,138

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Credit Suisse International	$23,138	$—	$—	$23,138
Total	$23,138	$—	$—	$23,138

Amounts designated as “—” are zero.

26

Notes to Financial Statements (Continued)

December 31, 2013

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(131,443)	$—	$(131,443)
Total	$(131,443)	$—	$(131,443)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Chase Bank	$(56,751)	$—	$—	$(56,751)
UBS AG	(74,692)	—	—	(74,692)
Total	$(131,443)	$—	$—	$(131,443)

Amounts designated as “—” are zero.

(e)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

27

Notes to Financial Statements (Continued)

December 31, 2013

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, the repos on a gross basis were as follows:

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 — 07/15/19; total market value $510,000,029.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% — 12.50%, maturing 04/15/14 — 12/15/43; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

28

Notes to Financial Statements (Continued)

December 31, 2013

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Investments, Forward and Foreign Currency Transactions
$—	$1,021,611	$(1,021,611)

Amount designated as “—“ is zero or has been rounded to zero.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax

29

Notes to Financial Statements (Continued)

December 31, 2013

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All Assets	0.57%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses, without any exclusions, for Rule 12b-1 fees or administrative services fees according to the table below through April 30, 2014.

Class	Expense Limitation
Class I	0.92%
Class II	1.09%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2013, the Fund reimbursed NFA in the amount of $12,353.

30

Notes to Financial Statements (Continued)

December 31, 2013

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $170,939 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $1,387.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.08% of these fees for Class II shares of the Fund until at least April 30, 2014. During the year ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $129,627.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $1,047,484 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

31

Notes to Financial Statements (Continued)

December 31, 2013

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $197,765,820 and sales of $241,655,249 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $0 of brokerage commissions.

32

Notes to Financial Statements (Continued)

December 31, 2013

9.  Federal Tax Information

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$13,858,831	$1,605,299	$15,464,130	$—	$15,464,130

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$18,547,369	$785,818	$19,333,187	$—	$19,333,187

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$18,876,300	$33,975,507	$52,851,807	$—	$85,760,565	$138,612,372

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$365,600,358	$89,387,230	$(3,631,976)	$85,755,254

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

American Century NVIT Multi Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Century NVIT Multi Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

34

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 62.19%.

The Fund designates $1,605,299, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions.

35

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of Dentsply

International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation

(construction equipment)

from 2004 to present, and Minerals

Technology, Inc. (specialty

chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

36

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

37

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

38

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

39

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

40

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

41

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

42

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

43

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

44

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

45

Annual Report

December 31, 2013

American Funds NVIT Bond Fund

AR-AM-BD 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	American Funds NVIT Bond Fund

For the annual period ended December 31, 2013, the American Funds NVIT Bond Fund (Class II) registered -2.57% versus -2.02% for its benchmark, the Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Core Bond Funds (consisting of 93 funds as of December 31, 2013) was -2.03% for the same time period.

Below is the 2013 annual report commentary from American Funds Insurance Series® Bond Fund (referred to as the “Master Fund,” which is the sole investment of the American Funds NVIT Bond Fund). The Master Fund’s performance return shown below and the American Funds NVIT Bond Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the American Funds NVIT Bond Fund.

Bond Fund declined 2.16% for the 12 months ended December 31, 2013. The fund’s benchmark, the Barclays U.S. Aggregate Index, was down 2.02%.

Credit markets benefited from historically low interest rates and the Federal Reserve’s continuing monthly asset purchase programs. Strong corporate issuance coupled with the corporate bond market doing well made it a favorable sector to be invested in. There was tremendous demand for yield even as the corporate debt supply increased. Long-dated Treasuries weakened throughout the year.

Investment-grade and high-yield corporate bonds aided the fund, particularly holdings of financials and telecommunication services. Offsetting gains were agency and agency pass-through bonds.

As the Fed reduces its purchasing of mortgages and Treasuries, it leads the fund’s portfolio managers to be negative on mortgages. Quantitative easing has helped companies refinance debt at a less expensive level, which is beneficial as long as those companies are disciplined.

Questions remain about how quickly the Fed is willing to end its bond-buying activities and the subsequent dislocation it may cause. Interest rates are expected to rise. The economy is still fragile, but improving, and we wouldn’t be surprised if the economy strengthens throughout the year as companies embark on bigger scale and longer term capital expenditures.

Portfolio Managers:

David C. Barclay, David A. Hoag and Thomas H. Hogh — Capital Research & Management Company

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

The American Funds NVIT Bond Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Bond Fund (the “Master Bond Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Master Bond Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Bond Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Bond Fund borne by the remaining feeder fund shareholders, including the Fund.

The Fund is subject to the risks of investing in fixed-income securities. The Fund may invest in more-aggressive investments such as derivatives (many of which create investment leverage and are highly volatile). Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Performance	American Funds NVIT Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	(2.57%)	5.15%	3.01%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 28, 2006. Historical performance information prior to the Fund’s inception date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.18%	1.03%

* Current effective prospectus dated May 1, 2013, supplement dated November 7, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

6

Fund Performance (con’t.)	American Funds NVIT Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Bond Fund since inception through 12/31/13 versus performance of the Barclays U.S. Aggregate Bond Index, the Citigroup US Broad Investment-Grade (USBIG) Bond Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	American Funds NVIT Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Bond Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,002.50	3.23	0.64
	Hypothetical	[b,c]	1,000.00	1,021.98	3.26	0.64

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund's expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
c	Represents the hypothetical 5% return before expenses.

8

Statement of Assets and Liabilities

December 31, 2013

American Funds NVIT Bond Fund
Assets:
Investment in Master Fund (cost $1,536,341,418)	$1,530,239,914
Cash	10,207
Receivable for capital shares issued	2,105,557
Prepaid expenses	2,943

Total Assets	1,532,358,621

Liabilities:
Payable for investments purchased	2,034,271
Payable for capital shares redeemed	71,286
Accrued expenses and other payables:
Fund administration fees	32,435
Master feeder service provider fee	129,475
Distribution fees	323,690
Administrative servicing fees	309,085
Accounting and transfer agent fees	123
Trustee fees	1,579
Custodian fees	9,234
Compliance program costs (Note 3)	108
Professional fees	5,844
Printing fees	21,272
Other	274

Total Liabilities	2,938,676

Net Assets	$1,529,419,945

Represented by:
Capital	$1,513,091,410
Accumulated undistributed net investment income	21,600,416
Accumulated net realized gains from investment transactions	829,623
Net unrealized depreciation from investment	(6,101,504)

Net Assets	$1,529,419,945

Net Assets:
Class II Shares	$1,529,419,945

Total	$1,529,419,945

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	136,276,374

Total	136,276,374

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.22

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Year Ended December 31, 2013

American Funds NVIT Bond Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$30,605,119

Total Income	30,605,119

EXPENSES:
Fund administration fees	344,707
Master feeder service provider fees	3,509,577
Distribution fees Class II Shares	3,509,577
Administrative servicing fees Class II Shares	3,509,577
Professional fees	59,505
Printing fees	48,511
Trustee fees	46,906
Custodian fees	53,123
Accounting and transfer agent fees	185
Compliance program costs (Note 3)	4,847
Other	23,731

Total expenses before earnings credit and fees waived	11,110,246

Earnings credit (Note 4)	(29)
Master feeder service provider fees waived (Note 3)	(2,105,756)

Net Expenses	9,004,461

NET INVESTMENT INCOME	21,600,658

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund	15,262,405
Net realized gains from investment transactions	43,520

Net realized gains from investment transactions	15,305,925

Net change in unrealized depreciation from investment	(71,806,192)

Net realized/unrealized losses from investment	(56,500,267)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,899,609)

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$21,600,658	$26,208,503
Net realized gains from investment transactions	15,305,925	615,649
Net change in unrealized appreciation/depreciation from investment	(71,806,192)	29,006,095

Change in net assets resulting from operations	(34,899,609)	55,830,247

Distributions to Shareholders From:
Net investment income:
Class II	(26,208,367)	(27,112,532)
Net realized gains:
Class II	(436,230)	–

Change in net assets from shareholder distributions	(26,644,597)	(27,112,532)

Change in net assets from capital transactions	326,191,797	179,492,372

Change in net assets	264,647,591	208,210,087

Net Assets:
Beginning of year	1,264,772,354	1,056,562,267

End of year	$1,529,419,945	$1,264,772,354

Accumulated undistributed net investment income at end of year	$21,600,416	$26,208,125

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$316,496,703	$187,146,168
Dividends reinvested	26,644,597	27,112,532
Cost of shares redeemed	(16,949,503)	(34,766,328)

Total Class II Shares	326,191,797	179,492,372

Change in net assets from capital transactions	$326,191,797	$179,492,372

SHARE TRANSACTIONS:
Class II Shares
Issued	27,510,841	16,068,792
Reinvested	2,372,626	2,329,255
Redeemed	(1,468,296)	(2,953,030)

Total Class II Shares	28,415,171	15,445,017

Total change in shares	28,415,171	15,445,017

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets (a)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class II Shares
Year Ended December 31, 2013 (d)	$11.73	0.18	(0.49)	(0.31)	(0.20)	–	(0.20)	$11.22	(2.57)%	$1,529,419,945	0.64%	1.54%	0.79%	354.00%
Year Ended December 31, 2012 (d)	$11.43	0.26	0.31	0.57	(0.27)	–	(0.27)	$11.73	4.97%	$1,264,772,354	0.64%	2.21%	0.79%	253.00%
Year Ended December 31, 2011 (d)	$11.06	0.31	0.31	0.62	(0.25)	–	(0.25)	$11.43	5.72%	$1,056,562,267	0.64%	2.80%	0.79%	163.00%
Year Ended December 31, 2010 (d)	$10.65	0.33	0.30	0.63	(0.22)	–	(0.22)	$11.06	5.99%	$808,044,116	0.66%	2.99%	0.81%	187.00%
Year Ended December 31, 2009 (d)	$9.53	0.33	0.82	1.15	(0.03)	–	(0.03)	$10.65	12.15%	$562,026,300	0.68%	3.22%	0.83%	125.00%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2013 was 16.49%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

13

Notes to Financial Statements (Continued)

December 31, 2013

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2013, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Notes to Financial Statements (Continued)

December 31, 2013

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2014.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $344,707 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $4,847.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $3,509,577 in administrative services fees from the Fund.

15

Notes to Financial Statements (Continued)

December 31, 2013

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

The Fund invests all of its assets in the Master Fund and therefore the Fund is subject to the same principal risks as the Master Fund. Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$26,208,367	$436,230	$26,644,597	$—	$26,644,597

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$27,112,532	$—	$27,112,532	$—	$27,112,532

Amounts designated as “—” are zero or have been rounded to zero.

16

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$21,600,416	$15,364,205	$36,964,621	$—	$(20,636,086)	$16,328,535

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,550,876,000	$19,201,783	$(39,837,869)	$(20,636,086)

8.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Funds NVIT Bond Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 with the underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

18

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 0.13%.

The Fund designates $436,230, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

19

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

20

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

21

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

23

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

24

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

25

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

26

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

27

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

28

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Annual Report

December 31, 2013

American Funds NVIT Global Growth Fund

AR-AM-GG 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures	American Funds NVIT Global Growth Fund

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	American Funds NVIT Global Growth Fund

For the annual period ended December 31, 2013, the American Funds NVIT Global Growth Fund (Class II) returned 28.64% versus 22.80% for its benchmark, the MSCI ACWI. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Global Growth Funds (consisting of 52 funds as of December 31, 2013) was 27.20% for the same time period.

Below is the 2013 annual report commentary from American Funds Insurance Series® Global Growth Fund (referred to as the “Master Fund,” which is the sole investment of the American Funds NVIT Global Growth Fund). The Master Fund’s performance return shown below and the American Funds NVIT Global Growth Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the American Funds NVIT Global Growth Fund.

Global Growth Fund gained 29.18% for the 12 months ended December 31, 2013, outpacing the MSCI ACWI (All Country World Index), which rose 22.80%.*

Supported by central bank stimulus and improving economic activity, developed market stocks rallied strongly in 2013. However, emerging market stocks ended the year lower as the Federal Reserve began to reduce its bond-buying program.

The fund ended the year with gains in all industry sectors. Good stock selection in U.S. companies was the key factor in the fund’s return differential over the index. Holdings in the consumer discretionary sector, the fund’s largest at December 31, were particularly beneficial, with strong returns from cable company Virgin Media and online retailer Amazon. Japanese telecommunication services company SoftBank, which acquired a majority in U.S. cellular company Sprint in 2013, and U.S. biopharmaceutical company Gilead Sciences had the fund’s highest returns and were also among the primary contributors to the fund’s results.

Most holdings outside the U.S. were additive, with Japan, the United Kingdom and France the major contributors. Holdings in India, Brazil and Australia detracted slightly from results.

Looking ahead, the fund’s portfolio managers expect global markets to be challenged by the reduction in monetary stimulus. However, they are enthusiastic about the prospects for investments in the U.S. and Japan and less concerned about recent areas of weakness, such as China and Europe.

Portfolio Managers:

Isabelle de Wismes, Martin Jacobs, Jonathan Knowles and Steven T. Watson — Capital Research & Management Company

*The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

The American Funds NVIT Global Growth Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Global Growth Fund (the “Master Global Growth Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Master Global Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Global Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Global Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

The Fund is subject to the risks of investing in equity securities and risks associated with investing in stocks of smaller companies, as well as the risks of investing in foreign securities. Growth funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Performance	American Funds NVIT Global Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	28.64%	17.55%	9.19%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 28, 2006. Historical performance information prior to the Fund’s inception date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.40%	1.25%

*	Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

6

Fund Performance (con’t.)	American Funds NVIT Global Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Global Growth Fund since inception through 12/31/13 versus performance of the MSCI ACWISM (a) and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	American Funds NVIT Global Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Global Growth Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,199.50	3.71	0.67
	Hypothetical	[b,c]	1,000.00	1,021.83	3.41	0.67

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund's expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

8

Statement of Assets and Liabilities

December 31, 2013

American Funds NVIT Global Growth Fund
Assets:
Investment in Master Fund (cost $169,006,637)	$243,067,393
Cash	2,000
Receivable for investments sold	15,334
Receivable for capital shares issued	19,909
Prepaid expenses	420

Total Assets	243,105,056

Liabilities:
Payable for capital shares redeemed	35,243
Accrued expenses and other payables:
Fund administration fees	7,998
Master feeder service provider fee	19,901
Distribution fees	49,752
Administrative servicing fees	50,076
Accounting and transfer agent fees	40
Trustee fees	170
Custodian fees	1,335
Compliance program costs (Note 3)	16
Professional fees	3,994
Printing fees	17,553
Other	124

Total Liabilities	186,202

Net Assets	$242,918,854

Represented by:
Capital	$180,078,374
Accumulated undistributed net investment income	1,807,141
Accumulated net realized losses from investment transactions	(13,027,417)
Net unrealized appreciation from investment	74,060,756

Net Assets	$242,918,854

Net Assets:
Class II Shares	$242,918,854

Total	$242,918,854

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	7,979,422

Total	7,979,422

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$30.44

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Year Ended December 31, 2013

American Funds NVIT Global Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$3,182,363

Total Income	3,182,363

EXPENSES:
Fund administration fees	84,147
Master feeder service provider fees	508,382
Distribution fees Class II Shares	508,382
Administrative servicing fees Class II Shares	508,382
Professional fees	18,653
Printing fees	31,592
Trustee fees	6,705
Custodian fees	7,632
Accounting and transfer agent fees	27
Compliance program costs (Note 3)	711
Other	5,626

Total expenses before earnings credit and fees waived	1,680,239

Earnings credit (Note 4)	(12)
Master feeder service provider fees waived (Note 3)	(305,031)

Net Expenses	1,375,196

NET INVESTMENT INCOME	1,807,167

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	169,379
Net change in unrealized appreciation from investment	50,161,306

Net realized/unrealized gains from investment	50,330,685

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$52,137,852

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$1,807,167	$804,356
Net realized gains/(losses) from investment transactions	169,379	(2,457,383)
Net change in unrealized appreciation from investment	50,161,306	34,104,665

Change in net assets resulting from operations	52,137,852	32,451,638

Distributions to Shareholders From:
Net investment income:
Class II	(804,153)	(1,420,918)

Change in net assets from shareholder distributions	(804,153)	(1,420,918)

Change in net assets from capital transactions	15,035,849	(2,367,630)

Change in net assets	66,369,548	28,663,090

Net Assets:
Beginning of year	176,549,306	147,886,216

End of year	$242,918,854	$176,549,306

Accumulated undistributed net investment income at end of year	$1,807,141	$804,127

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$33,794,088	$18,499,552
Dividends reinvested	804,153	1,420,918
Cost of shares redeemed	(19,562,392)	(22,288,100)

Total Class II Shares	15,035,849	(2,367,630)

Change in net assets from capital transactions	$15,035,849	$(2,367,630)

SHARE TRANSACTIONS:
Class II Shares
Issued	1,262,642	845,274
Reinvested	28,720	63,547
Redeemed	(745,793)	(1,010,953)

Total Class II Shares	545,569	(102,132)

Total change in shares	545,569	(102,132)

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets (a)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class II Shares
Year Ended December 31, 2013 (d)	$23.75	0.24	6.55	6.79	(0.10)	–	(0.10)	$30.44	28.64%		$242,918,854	0.68%	0.89%	0.83%	39.00%
Year Ended December 31, 2012 (d)	$19.62	0.11	4.21	4.32	(0.19)	–	(0.19)	$23.75	22.09%		$176,549,306	0.69%	0.49%	0.84%	22.00%
Year Ended December 31, 2011 (d)	$21.83	0.19	(2.20)	(2.01)	(0.20)	–	(0.20)	$19.62	(9.31%	)	$147,886,216	0.69%	0.91%	0.84%	28.00%
Year Ended December 31, 2010 (d)	$19.77	0.21	2.01	2.22	(0.16)	–	(0.16)	$21.83	11.30%		$153,704,092	0.70%	1.09%	0.85%	28.00%
Year Ended December 31, 2009 (d)	$14.94	0.18	5.97	6.15	–	(1.32)	(1.32)	$19.77	41.60%		$129,831,435	0.71%	1.06%	0.86%	43.00%

Amounts designated as "–" are zero or have been rounded to zero.

(a) Expenses do not include expenses from the Master Fund.

(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Global Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2013 was 4.13%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

13

Notes to Financial Statements (Continued)

December 31, 2013

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2013, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

14

Notes to Financial Statements (Continued)

December 31, 2013

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2014.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $84,147 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $711.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

15

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $508,382 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

The Fund invests all of its assets in the Master Fund and therefore the Fund is subject to the same principal risks as the Master Fund. Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$804,153	$—	$804,153	$—	$804,153

Amounts designated as “—” are zero or have been rounded to zero.

16

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,420,918	$—	$1,420,918	$—	$1,420,918

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,807,141	$—	$1,807,141	$(38,340)	$61,071,679	$62,840,480

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$181,995,714	$61,071,679	$—	$61,071,679

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$2,535	2017

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$35,805

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $616,627 to offset capital gains.

8.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Funds NVIT Global Growth Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Global Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

18

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 88.46%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $2,232,697 or $0.2798 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $255,729 or $0.032 per outstanding share.

19

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

20

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

21

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

23

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

24

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

25

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

26

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

27

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

28

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Annual Report

December 31, 2013

American Funds NVIT Growth Fund

AR-AM-GR 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	American Funds NVIT Growth Fund

For the annual period ended December 31, 2013, the American Funds NVIT Growth Fund (Class II) returned 29.61% versus 32.39% for its benchmark, the S&P 500® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 237 funds as of December 31, 2013) was 34.39% for the same time period.

Below is the 2013 annual report commentary from the American Funds Insurance Series® Growth Fund (referred to as the “Master Fund,” which is the sole investment of the American Funds NVIT Growth Fund). The Master Fund’s performance return shown below and the American Funds NVIT Growth Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the American Funds NVIT Growth Fund.

Growth Fund gained 30.11% for the 12 months ended December 31, 2013. The S&P 500 rose 32.37%.

U.S. stocks posted another year of strong gains, with the major indexes recording all-time highs.

Holdings in the consumer discretionary sector were the major contributors to the fund’s results. The standout was Amazon, the fund’s largest holding at December 31. Companies in the hotels, restaurant and leisure industry also did well, particularly two investments in gaming companies with operations in Macau.

Two of the fund’s strongest results for the year came from U.S. biopharmaceutical companies in the health care sector, Incyte and Gilead Sciences, which each had triple-digit returns. The fund’s smallest sectors at year-end — utilities and telecommunication services — detracted from absolute results. Holdings in the energy and materials sectors, while ending the year ahead, were a drag on relative results.

The fund’s portfolio managers believe Growth Fund is well-positioned for 2014 and are optimistic that holdings in domestic energy companies will benefit as the U.S. becomes more energy-independent.

Portfolio Managers:

Donnalisa Parks Barnum, Gregg E. Ireland, Gregory D. Johnson, Michael T. Kerr and Ronald B. Morrow — Capital Research & Management Company

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

The American Funds NVIT Growth Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Growth Fund (the “Master Growth Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Master Growth Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth Fund borne by the remaining feeder fund shareholders, including the Fund.

The Fund is subject to the risks of investing in equity securities and risks associated with investing in stocks of smaller companies, as well as the risks of investing in foreign securities. Growth funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Performance	American Funds NVIT Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	29.61%	18.93%	7.71%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 28, 2006. Historical performance information prior to the Fund’s inception date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.17%	1.02%

* Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

6

Fund Performance (con’t.)	American Funds NVIT Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Growth Fund since inception through 12/31/13 versus performance of the S&P 500® Index and the Consumer Price Index (CPI) from 5/1/06 through 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	American Funds NVIT Growth Fund

American Funds NVIT Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Growth Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,178.60	3.62	0.66
	Hypothetical	[b,c]	1,000.00	1,021.88	3.36	0.66

[a]

Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Fund's expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[b]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[c]	Represents the hypothetical 5% return before expenses.

8

Statement of Assets and Liabilities

December 31, 2013

American Funds NVIT Growth Fund
Assets:
Investment in Master Fund (cost $266,138,988)	$386,319,762
Cash	2,000
Receivable for investments sold	123,424
Receivable for capital shares issued	919
Prepaid expenses	679

Total Assets	386,446,784

Liabilities:
Payable for capital shares redeemed	124,343
Accrued expenses and other payables:
Fund administration fees	10,638
Master feeder service provider fee	31,739
Distribution fees	79,347
Administrative servicing fees	82,930
Accounting and transfer agent fees	48
Trustee fees	300
Custodian fees	2,137
Compliance program costs (Note 3)	21
Professional fees	4,205
Printing fees	19,361
Other	410

Total Liabilities	355,479

Net Assets	$386,091,305

Represented by:
Capital	$299,679,403
Accumulated undistributed net investment income	1,855,641
Accumulated net realized losses from investment transactions	(35,624,513)
Net unrealized appreciation from investment	120,180,774

Net Assets	$386,091,305

Net Assets:
Class II Shares	$386,091,305

Total	$386,091,305

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	4,942,505

Total	4,942,505

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$78.12

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Year Ended December 31, 2013

American Funds NVIT Growth Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$4,027,471

Total Income	4,027,471

EXPENSES:
Fund administration fees	111,344
Master feeder service provider fees	821,604
Distribution fees Class II Shares	821,604
Administrative servicing fees Class II Shares	821,604
Professional fees	22,837
Printing fees	33,577
Trustee fees	10,851
Custodian fees	12,295
Accounting and transfer agent fees	42
Compliance program costs (Note 3)	1,143
Other	7,878

Total expenses before earnings credit and fees waived	2,664,779

Earnings credit (Note 4)	(12)
Master feeder service provider fees waived (Note 3)	(492,965)

Net Expenses	2,171,802

NET INVESTMENT INCOME	1,855,669

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	536,781
Net change in unrealized appreciation from investment	83,119,398

Net realized/unrealized gains from investment	83,656,179

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$85,511,848

The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets

	American Funds NVIT Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$1,855,669	$1,079,322
Net realized gains/(losses) from investment transactions	536,781	(5,179,612)
Net change in unrealized appreciation from investment	83,119,398	48,211,918

Change in net assets resulting from operations	85,511,848	44,111,628

Distributions to Shareholders From:
Net investment income:
Class II	(1,078,870)	(607,687)

Change in net assets from shareholder distributions	(1,078,870)	(607,687)

Change in net assets from capital transactions	18,155,871	(19,011,668)

Change in net assets	102,588,849	24,492,273

Net Assets:
Beginning of year	283,502,456	259,010,183

End of year	$386,091,305	$283,502,456

Accumulated undistributed net investment income at end of year	$1,855,641	$1,078,842

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$42,454,464	$18,352,538
Dividends reinvested	1,078,870	607,687
Cost of shares redeemed	(25,377,463)	(37,971,893)

Total Class II Shares	18,155,871	(19,011,668)

Change in net assets from capital transactions	$18,155,871	$(19,011,668)

SHARE TRANSACTIONS:
Class II Shares
Issued	610,353	321,440
Reinvested	14,937	10,356
Redeemed	(371,594)	(661,655)

Total Class II Shares	253,696	(329,859)

Total change in shares	253,696	(329,859)

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets (a)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class II Shares
Year Ended December 31, 2013 (d)	$60.46	0.39	17.49	17.88	(0.22)	–	(0.22)	$78.12	29.61%		$386,091,305	0.66%	0.56%	0.81%	19.00%
Year Ended December 31, 2012 (d)	$51.61	0.22	8.76	8.98	(0.13)	–	(0.13)	$60.46	17.40%		$283,502,456	0.67%	0.39%	0.82%	21.00%
Year Ended December 31, 2011 (d)	$54.29	0.12	(2.66)	(2.54)	(0.14)	–	(0.14)	$51.61	(4.69%	)	$259,010,183	0.66%	0.23%	0.81%	19.00%
Year Ended December 31, 2010 (d)	$46.01	0.16	8.20	8.36	(0.08)	–	(0.08)	$54.29	18.19%		$254,725,719	0.68%	0.33%	0.83%	28.00%
Year Ended December 31, 2009 (d)	$36.95	0.10	13.97	14.07	–	(5.01)	(5.01)	$46.01	38.78%		$198,323,289	0.72%	0.23%	0.87%	37.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2013 was 1.64%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

13

Notes to Financial Statements (Continued)

December 31, 2013

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2013, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an

14

Notes to Financial Statements (Continued)

December 31, 2013

increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2014.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $111,344 in fees from the Fund under the joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $1,143.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

15

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $821,604 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

The Fund invests all of its assets in the Master Fund and therefore the Fund is subject to the same principal risks as the Master Fund. Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,078,870	$—	$1,078,870	$—	$1,078,870

Amounts designated as “—” are zero or have been rounded to zero.

16

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$607,687	$—	$607,687	$—	$607,687

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,855,641	$—	$1,855,641	$(9,991,612)	$94,547,873	$86,411,902

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$291,771,889	$94,547,873	$—	$94,547,873

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$8,182,950	2017

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$1,808,662

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $825,363 to offset capital gains.

8.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

American Funds NVIT Growth Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 with the underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

18

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100%.

19

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

20

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

21

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

23

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

24

Market Index Definitions (con’t)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

25

Market Index Definitions (con’t)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

26

Market Index Definitions (con’t)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

27

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

28

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Annual Report

December 31, 2013

American Funds NVIT Growth-Income Fund

AR-AM-GI 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	(2.60)%
Barclays U.S. Aggregate Bond	(2.02)%
Barclays U.S. 10-20 Year Treasury Bond	(8.39)%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	(2.55)%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	(4.12)%

4

Fund Commentary	American Funds NVIT Growth-Income Fund

For the annual period ended December 31, 2013, the American Funds NVIT Growth-Income Fund (Class II) returned 32.97% versus 32.39% for its benchmark, the S&P 500® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Core Funds (consisting of 231 funds as of December 31, 2013) was 32.79% for the same time period.

Below is the 2013 annual report commentary from the American Funds Insurance Series® Growth-Income Fund (referred to as the “Master Fund,” which is the sole investment of the American Funds NVIT Growth-Income Fund). The Master Fund’s performance return shown below and the American Funds NVIT Growth-Income Fund’s performance return given above are different because different expense ratios apply to the Master Fund versus the American Funds NVIT Growth-Income Fund.

Growth-Income Fund gained 33.50% for the 12 months ended December 31, 2013, surpassing the 32.37% return of the S&P 500.

U.S. stocks posted another year of strong gains, with the major indexes recording all-time highs.

Stock selection was the key factor in the fund beating the index. Holdings in the fund’s two largest sectors at year-end — information technology and health care — were among the primary drivers of returns. Within IT, the fund benefited from its investment in Yahoo, as well as having no holdings in the weak IBM. Holdings in the health care sector included the top contributor to the fund’s result: U.S. biotechnology company Gilead Sciences.

Other strong sectors for the fund were industrials and consumer discretionary. Aerospace and defense companies led absolute results in the industrials group, while holdings in the media industry contributed most of the consumer discretionary sector’s gains.

All sectors except utilities, the fund’s smallest sector, gained during the year. The weakest area was the metals and mining industry in the materials sector, where demand remains sluggish.

Looking ahead, the portfolio managers expect that the likely rise in interest rates may lead to increased volatility in equity markets.

Portfolio Managers:

J. Blair Frank, Claudia P. Huntington, Donald D. O’Neal, William L. Robbins and Dylan J. Yolles — Capital Research & Management Company

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, go to nationwide.com.

The American Funds NVIT Growth-Income Fund (the “Fund”) is considered a “feeder” fund because it invests all of its assets in the Class 1 shares of the master fund, the Growth-Income Fund (the “Master Growth-Income Fund”), a series of American Funds Insurance Series®, a registered open-end investment company. The Fund may be subject to master-feeder structure risk. Other feeder funds may also invest in the Master Growth-Income Fund. A larger feeder fund could have more voting power than the Fund over the operations of the Master Growth-Income Fund. Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of the Master Growth-Income Fund borne by the remaining feeder fund shareholders, including the Fund.

The Fund is subject to the risks of investing in equity securities and risks associated with investing in stocks of smaller companies, as well as the risks of investing in foreign securities. Growth funds may underperform other funds that use different investing styles. The Fund is also subject to dividend risk. Income provided by the Fund could be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Master Growth-Income Fund invests. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Performance	American Funds NVIT Growth-Income Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.[2]
Class II	32.97%	17.16%	6.48%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 27, 2006. Historical performance information prior to the Fund’s inception date is based on the performance of the Master Fund, adjusted to reflect the Fund’s expenses.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.08%	0.93%

* Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

6

Fund Performance (con’t.)	American Funds NVIT Growth-Income Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the American Funds NVIT Growth-Income Fund since inception through 12/31/13 versus performance of the S&P 500® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Shareholder Expense Example	American Funds NVIT Growth-Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

American Funds NVIT Growth-Income Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,192.50	3.54	0.64
	Hypothetical	[b,c]	1,000.00	1,021.98	3.26	0.64

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the Master Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

8

Statement of Assets and Liabilities

December 31, 2013

American Funds NVIT Growth-Income Fund
Assets:
Investment in Master Fund (cost $1,131,775,319)	$1,753,701,051
Cash	2,000
Receivable for capital shares issued	1,753,910
Prepaid expenses	3,104

Total Assets	1,755,460,065

Liabilities:
Payable for investments purchased	1,751,814
Payable for capital shares redeemed	2,096
Accrued expenses and other payables:
Fund administration fees	35,723
Master feeder service provider fee	144,216
Distribution fees	360,544
Administrative servicing fees	342,367
Accounting and transfer agent fees	127
Trustee fees	1,434
Custodian fees	9,593
Compliance program costs (Note 3)	164
Professional fees	5,536
Printing fees	20,874
Other	297

Total Liabilities	2,674,785

Net Assets	$1,752,785,280

Represented by:
Capital	$1,129,360,323
Accumulated undistributed net investment income	15,258,200
Accumulated net realized losses from investment transactions	(13,758,975)
Net unrealized appreciation from investment	621,925,732

Net Assets	$1,752,785,280

Net Assets:
Class II Shares	$1,752,785,280

Total	$1,752,785,280

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	32,178,631

Total	32,178,631

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$54.47

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Year Ended December 31, 2013

American Funds NVIT Growth-Income Fund
INVESTMENT INCOME:
Dividend income from Master Fund	$24,745,551

Total Income	24,745,551

EXPENSES:
Fund administration fees	361,370
Master feeder service provider fees	3,700,978
Distribution fees Class II Shares	3,700,978
Administrative servicing fees Class II Shares	3,700,978
Professional fees	61,533
Printing fees	46,815
Trustee fees	49,137
Custodian fees	55,157
Accounting and transfer agent fees	189
Compliance program costs (Note 3)	5,233
Other	25,506

Total expenses before earnings credit and fees waived	11,707,874

Earnings credit (Note 4)	(15)
Master feeder service provider fees waived (Note 3)	(2,220,598)

Net Expenses	9,487,261

NET INVESTMENT INCOME	15,258,290

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	16,731,318
Net change in unrealized appreciation from investment	391,751,421

Net realized/unrealized gains from investment	408,482,739

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$423,741,029

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	American Funds NVIT Growth-Income Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$15,258,290	$15,301,726
Net realized gains/(losses) from investment transactions	16,731,318	(3,156,498)
Net change in unrealized appreciation from investment	391,751,421	168,701,101

Change in net assets resulting from operations	423,741,029	180,846,329

Distributions to Shareholders From:
Net investment income:
Class II	(15,301,510)	(12,661,593)

Change in net assets from shareholder distributions	(15,301,510)	(12,661,593)

Change in net assets from capital transactions	67,347,002	84,712,029

Change in net assets	475,786,521	252,896,765

Net Assets:
Beginning of year	1,276,998,759	1,024,101,994

End of year	$1,752,785,280	$1,276,998,759

Accumulated undistributed net investment income at end of year	$15,258,200	$15,301,420

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$177,690,057	$123,105,369
Dividends reinvested	15,301,510	12,661,593
Cost of shares redeemed	(125,644,565)	(51,054,933)

Total Class II Shares	67,347,002	84,712,029

Change in net assets from capital transactions	$67,347,002	$84,712,029

SHARE TRANSACTIONS:
Class II Shares
Issued	3,695,826	3,165,806
Reinvested	308,312	312,864
Redeemed	(2,695,106)	(1,292,278)

Total Class II Shares	1,309,032	2,186,392

Total change in shares	1,309,032	2,186,392

The accompanying notes are an integral part of these financial statements.

11

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (a)	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)(b)	Portfolio Turnover (c)
Class II Shares
Year Ended December 31, 2013 (d)	$41.37	0.49	13.10	13.59	(0.49)	–	(0.49)	$54.47	32.97%		$1,752,785,280	0.64%	1.03%	0.79%	19.00%
Year Ended December 31, 2012 (d)	$35.70	0.51	5.57	6.08	(0.41)	–	(0.41)	$41.37	17.06%		$1,276,998,759	0.64%	1.30%	0.79%	25.00%
Year Ended December 31, 2011 (d)	$36.87	0.52	(1.33)	(0.81)	(0.36)	–	(0.36)	$35.70	(2.24%	)	$1,024,101,994	0.64%	1.42%	0.79%	22.00%
Year Ended December 31, 2010 (d)	$33.53	0.45	3.21	3.66	(0.32)	–	(0.32)	$36.87	10.97%		$809,611,544	0.66%	1.34%	0.81%	22.00%
Year Ended December 31, 2009 (d)	$26.25	0.40	7.61	8.01	–	(0.73)	(0.73)	$33.53	30.69%		$509,569,562	0.69%	1.39%	0.84%	24.00%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	Expenses do not include expenses from the Master Fund.
(b)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(d)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

12

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth-Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the Master Fund, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. For accounting purposes, the Fund is treated as a fund of funds. The percentage of the Master Fund’s portfolio owned by the Fund at December 31, 2013 was 7.00%.

The Master Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Master Fund is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

13

Notes to Financial Statements (Continued)
December 31, 2013

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the Master Fund in which the Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. The Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the exchange is open for trading. Please refer to the Master Fund Annual Report (Note 3) that is included along with this report for the Master Fund’s security valuation policies.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Master Fund are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. For the year ended December 31, 2013, there were no permanent differences. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an

14

Notes to Financial Statements (Continued)

December 31, 2013

increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until April 30, 2014.

NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $361,370 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $5,233.

15

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $3,700,978 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Risks Associated with Investment in Master Fund

The Fund invests all of its assets in the Master Fund and therefore the Fund is subject to the same principal risks as the Master Fund. Please refer to the Master Fund Annual Report (Note 4) that is included along with this report for the Master Fund’s principal risks of investments.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

7.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$15,301,510	$—	$15,301,510	$—	$15,301,510

Amounts designated as “—” are zero or have been rounded to zero.

16

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$12,661,593	$—	$12,661,593	$—	$12,661,593

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$15,258,200	$17,467,809	$32,726,009	$—	$590,698,948	$623,424,957

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,163,002,103	$590,698,948	$ (—)	$590,698,948

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $113,417 to offset capital gains.

8.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of American Funds NVIT Growth-Income Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds NVIT Growth-Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 with the underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

18

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100%.

19

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

20

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

21

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

23

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

24

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

25

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

26

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

27

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

28

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

29

Annual Report

December 31, 2013

Federated NVIT High Income Bond Fund

AR-FHI 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Through out 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	Federated NVIT High Income Bond Fund

For the annual period ended December 31, 2013, the Federated NVIT High Income Bond Fund (Class I) returned 7.07% versus 7.44% for its benchmark, the Barclays U.S. Corporate High-Yield 2% Issuer Capped Index (BHY2%ICI). For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of High Yield Funds (consisting of 110 funds as of December 31, 2013) was 6.60% for the same time period.1

During the reporting period, the most significant factor affecting the Fund’s performance relative to the BHY2%ICI was the selection of individual securities.

During the reporting period, the Fund modestly underperformed the BHY2%ICI on a net return basis, outperformed the BHY2%ICI on a gross return basis and outperformed the Lipper peer group.

Market Overview

The high-yield market2 generated attractive total returns during the reporting period, especially in light of the substantial increase in interest rates on U.S. Treasury securities of comparable maturities during the reporting period. For example, the yield on a 10-year U.S. Treasury security increased 127 basis points (bps) during the reporting period while the yield on the BHY2%ICI declined 49 bps.3 The U.S. high-yield market was also able to do well despite any number of potential political crises, including the fiscal cliff (automatic spending cuts that were slated to occur at the onset of 2013), sequestration, debt ceiling negotiations and the government shutdown.

Two key positive factors led to the high-yield market’s strength. First, the U.S. economy saw somewhat slow but steady growth and continued to benefit during the reporting period from very accommodative monetary policy from the Federal Reserve. Second, corporate credit quality remained strong as earnings were growing, cash flow generation was robust, and companies were extending their debt maturity schedules and taking advantage of low interest rates to reduce their cost of capital. Risky lending, last seen just prior to the financial crisis, remained in check. For example, the default rate as calculated by the Altman & Kuehne High-Yield Bond Default and Return Report and New York University was 1.40% for the 12 months ended September 30, 2013, which compared favorably to the 4.00% arithmetic average annual default rate from 1985 through 2012. In fact, the market is poised to complete its fourth consecutive calendar year of sub 2% default rates. The impact of a good economy and strong corporate credit measures was illustrated by the declining spread between high-yield bonds and U.S. Treasury securities with comparable maturities.

Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI during the reporting period included consumer products, industrial — other, technology, media — non cable and services. Major industry sectors that substantially underperformed the overall BHY2%ICI during the reporting period included natural gas utilities, media cable, home construction, electric utilities and wireline telecommunications. From a ratings-quality perspective, the lower-quality, more economically sensitive “CCC”-rated sector led the way with a return of 13.82% for the reporting period, followed by the “B”-rated sector, which returned 7.25%, and the more interest-rate-sensitive “BB”-rated sector, which turned in a still-respectable 5.05%.

Selection of Individual Securities

The Fund benefited during the reporting period from strong security selection in the health-care, gaming, automotive, packaging, energy and retail industry sectors. The Fund also benefited by having limited holdings, relative to the BHY2%ICI, in the underperforming wireline telecommunications and electric utility industry sectors. The Fund’s large exposure in the strong-performing technology sector also benefited performance. Specific Fund holdings that substantially outperformed the BHY2%ICI during the reporting period included Clear Channel Communications, Advanced Micro Devices, International Automotive Components, IASIS Healthcare and Pittsburgh Glass Works.

The Fund was negatively affected by poor security selection in the financial institutions,

5

Fund Commentary (con’t.)	Federated NVIT High Income Bond Fund

wireless communications and food & beverage industry segments. The Fund’s lack of exposure in the supermarket sector negatively affected performance. The Fund’s holdings in the media — non cable and industrial — other industry categories underperformed, but overweights to these strong-performing sectors offset most of the negative returns. Specific Fund holdings that substantially underperformed the BHY2%ICI included Lone Pine Resources, MModal, Exide Communications, Ball Corp. and long-duration4 securities of Sprint Capital Corp.

[1]

Lipper figures represent the median of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category and are not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the U.S. Securities and Exchange Commission (SEC) requires to be reflected in a mutual fund’s performance.

[2]	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.

[3]	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.

[4]

Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

Subadviser:

Federated Investment Management Company

Portfolio Manager:

Mark E. Durbiano

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile and at a greater risk of default). The Fund may invest in more aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund is also subject to the risks of investing in foreign securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	Federated NVIT High Income Bond Fund

Objective

The Fund seeks to provide high current income.

Highlights

•	The Federated NVIT High Income Bond Fund (Class I) returned 7.07%, underperforming the benchmark by 0.37%, and outperforming the Lipper peer group by 0.47%.

•	The Fund benefited from strong security selection in the health-care, gaming, automotive, packaging, energy and retail industry sectors.

•	The Fund was negatively affected by poor security selection in the financial institutions, wireless communications and food & beverage industry segments.

Asset Allocation†

Corporate Bonds	96.4%
Mutual Fund	2.0%
Common Stocks	0.1%
Warrants††	0.0%
Other assets in excess of liabilities	1.5%
100.0%

Top Holdings†††

Fidelity Institutional Money Market Fund — Institutional Class	2.1%
HCA, Inc., 7.75%, 05/15/21	1.7%
First Data Corp., 8.75%, 01/15/22	1.4%
Reynolds Group Issuer, Inc., 8.25%, 02/15/21	1.2%
US Foods, Inc., 8.50%, 06/30/19	0.9%
MGM Mirage, Inc., 7.75%, 03/15/22	0.8%
Reynolds Group Issuer, Inc., 8.50%, 05/15/18	0.7%
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	0.7%
Sprint Capital Corp., 6.88%, 11/15/28	0.7%
International Lease Finance Corp., 6.25%, 05/15/19	0.7%
Other Holdings	89.1%
100.0%

Top Industries†††

Technology	13.5%
Healthcare	11.1%
Energy	7.6%
Media — Non-Cable	7.4%
Retailers	5.3%
Food & Beverage	5.2%
Packaging	4.8%
Financial Institutions	4.7%
Industrial — Other	4.2%
Wireless Communications	4.2%
Other Industries	32.0%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	Federated NVIT High Income Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class I	7.07%	16.04%	6.89%
Class III[2]	6.94%	16.05%	6.88%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of the Class III shares (April 28, 2005), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities.

Expense Ratios

Expense Ratio*
Class I	0.93%
Class III	0.93%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	Federated NVIT High Income Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Federated NVIT High Income Bond Fund versus performance of the Barclays U.S. Corporate High Yield 2% Issuer Cap Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike, the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.

9

Shareholder Expense Example	Federated NVIT High Income Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Federated NVIT High Income Bond Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,053.90	4.97	0.96
	Hypothetical	[a,b]	1,000.00	1,020.37	4.89	0.96
Class III Shares	Actual	[a]	1,000.00	1,054.10	4.92	0.95
	Hypothetical	[a,b]	1,000.00	1,020.42	4.84	0.95

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

Federated NVIT High Income Bond Fund

Corporate Bonds 96.4%

	Principal Amount	Market Value

Aerospace/Defense 0.5%
TransDigm, Inc., 7.75%, 12/15/18	$1,025,000	$1,107,000

Automotive 4.0%
Affinia Group, Inc., 7.75%, 05/01/21	525,000	551,250
American Axle & Manufacturing, Inc. 5.13%, 02/15/19	125,000	128,750
6.63%, 10/15/22	1,100,000	1,163,250
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 06/15/21	500,000	571,250
Exide Technologies, 8.63%, 02/01/18* (a)	425,000	306,000
IDQ Holdings, Inc., 11.50%, 04/01/17 (b)	300,000	315,000
International Automotive Components Group SL, 9.13%, 06/01/18 (b)	475,000	499,937
Jaguar Land Rover PLC, 8.13%, 05/15/21 (b)	650,000	738,184
Lear Corp., 4.75%, 01/15/23 (b)	525,000	494,813
Motors Liquidation Co., 7.40%, 09/01/25* (a)(c)(d)(e)	2,500,000	0
Schaeffler Finance BV 7.75%, 02/15/17 (b)	550,000	627,000
8.50%, 02/15/19 (b)	700,000	789,250
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (b)(f)	275,000	291,500
Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.75%, 10/15/21 (b)	375,000	390,000
Titan International, Inc., 6.88%, 10/01/20 (b)	275,000	286,344
UCI International, Inc., 8.63%, 02/15/19	875,000	888,125

		8,040,653

Building Materials 3.9%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (b)	225,000	233,751
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21 (b)	75,000	75,187
Anixter, Inc., 5.63%, 05/01/19	550,000	578,875
Building Materials Corp. of America, 7.50%, 03/15/20 (b)	250,000	270,000
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)	300,000	313,500
Interline Brands, Inc. 7.50%, 11/15/18	725,000	766,687
10.00%, 11/15/18 (f)	525,000	573,563

Corporate Bonds (continued)

	Principal Amount	Market Value

Building Materials (continued)
Masonite International Corp., 8.25%, 04/15/21 (b)	$500,000	$548,750
Nortek, Inc., 8.50%, 04/15/21	1,225,000	1,350,563
Ply Gem Industries, Inc. 9.38%, 04/15/17	75,000	80,625
8.25%, 02/15/18	633,000	674,145
Rexel SA, 6.13%, 12/15/19 (b)	1,050,000	1,097,250
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 06/01/20 (b)	475,000	532,000
RSI Home Products, Inc., 6.88%, 03/01/18 (b)	475,000	496,375
USG Corp., 5.88%, 11/01/21 (b)	200,000	208,500

		7,799,771

Chemicals 2.3%
Ashland, Inc. 3.88%, 04/15/18	125,000	126,406
4.75%, 08/15/22	300,000	285,750
Chemtura Corp., 5.75%, 07/15/21	175,000	177,625
Compass Minerals International, Inc., 8.00%, 06/01/19	350,000	371,875
Georgia Gulf Corp. 4.63%, 02/15/21 (b)	150,000	147,750
4.88%, 05/15/23 (b)	75,000	71,062
Hexion US Finance Corp. 8.88%, 02/01/18	925,000	960,844
9.00%, 11/15/20	350,000	348,250
Huntsman International LLC, 8.63%, 03/15/21	425,000	480,250
Omnova Solutions, Inc., 7.87%, 11/01/18	550,000	591,250
Union Carbide Corp., 7.88%, 04/01/23	225,000	276,188
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21 (b)	750,000	799,688

		4,636,938

Construction Machinery 0.2%
United Rentals North America, Inc. 7.38%, 05/15/20	75,000	83,156
7.63%, 04/15/22	75,000	83,344
UR Merger Sub Corp., 8.38%, 09/15/20	150,000	167,063

		333,563

11

Statement of Investments (Continued)

December 31, 2013

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Products 3.6%
Activision Blizzard, Inc. 5.63%, 09/15/21 (b)	$100,000	$103,250
6.13%, 09/15/23 (b)	275,000	286,687
AOT Bedding Super Holdings LLC, 8.13%, 10/01/20 (b)	950,000	1,030,750
Apex Tool Group, 7.00%, 02/01/21 (b)	375,000	377,812
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20	800,000	856,000
First Quality Finance Co., Inc., 4.63%, 05/15/21 (b)	425,000	399,500
Libbey Glass, Inc., 6.88%, 05/15/20	585,000	631,800
Prestige Brands, Inc. 8.13%, 02/01/20	175,000	196,000
5.38%, 12/15/21 (b)	300,000	302,250
ServiceMaster Co. 7.10%, 03/01/18	300,000	291,000
8.00%, 02/15/20	800,000	818,000
7.00%, 08/15/20	300,000	297,750
7.45%, 08/15/27	175,000	147,875
SIWF Merger Sub, Inc./Spring Industries, Inc., 6.25%, 06/01/21 (b)	200,000	202,000
Spectrum Brands Escrow Corp., 6.38%, 11/15/20 (b)	500,000	533,750
Visant Corp., 10.00%, 10/01/17	575,000	556,313
Wolverine World Wide, Inc., 6.13%, 10/15/20	225,000	241,313

		7,272,050

Energy 7.5%
Antero Resources Finance Corp. 6.00%, 12/01/20	750,000	787,500
5.38%, 11/01/21 (b)	125,000	126,562
Approach Resources, Inc., 7.00%, 06/15/21	500,000	511,250
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 04/15/21 (b)	400,000	420,000
Basic Energy Services, Inc., 7.75%, 10/15/22	500,000	516,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	350,000	367,500
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20	450,000	491,625
Chaparral Energy, Inc., 9.88%, 10/01/20	675,000	761,906
Chesapeake Energy Corp. 6.63%, 08/15/20	325,000	363,187
6.88%, 11/15/20	225,000	252,000
5.38%, 06/15/21	250,000	258,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy (continued)
Chesapeake Energy Corp. (continued)
5.75%, 03/15/23	$200,000	$207,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	725,000	755,812
Cie Generale de Geophysique — Veritas 7.75%, 05/15/17	650,000	667,875
6.50%, 06/01/21	425,000	424,792
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21 (b)	1,000,000	1,045,000
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	325,000	374,969
EPE Holdings LLC/EP Energy Bond Co., Inc., 8.88%, 12/15/17 (b)(f)	326,751	339,821
Forest Oil Corp., 7.25%, 06/15/19	407,000	397,843
Kodiak Oil & Gas Corp., 5.50%, 01/15/21	150,000	149,250
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19	925,000	938,875
8.63%, 04/15/20	100,000	108,250
7.75%, 02/01/21	75,000	79,313
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17* (a)(d)	75,000	22,500
Northern Oil and Gas, Inc., 8.00%, 06/01/20	600,000	628,500
Oasis Petroleum, Inc., 6.50%, 11/01/21	800,000	856,000
Ocean Rig Norway AS, 6.50%, 10/01/17 (b)	275,000	294,611
PHI, Inc., 8.63%, 10/15/18	600,000	645,000
Plains Exploration & Production Co., 6.75%, 02/01/22	150,000	165,563
SandRidge Energy, Inc. 7.50%, 03/15/21	175,000	183,094
8.13%, 10/15/22	775,000	823,437
SESI LLC, 7.13%, 12/15/21	825,000	917,813
SM Energy Co., 5.00%, 01/15/24 (b)	175,000	167,125

		15,048,973

Entertainment 0.9%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 03/15/21	600,000	592,500
Cinemark USA, Inc. 7.38%, 06/15/21	325,000	359,125
5.13%, 12/15/22	50,000	48,500
HRP Myrtle Beach Operations LLC, 7.38%, 04/01/12* (a)(b)(c)(d)(e)	675,000	0

12

Statement of Investments (Continued)

December 31, 2013

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Entertainment (continued)
Regal Cinemas, Inc., 5.75%, 02/01/25	$225,000	$212,344
Six Flags Entertainment Corp., 5.25%, 01/15/21 (b)	600,000	591,000

		1,803,469

Environmental 0.1%
ADS Waste Holdings, Inc., 8.25%, 10/01/20	175,000	189,656

Financial Institutions 4.6%
Ally Financial, Inc. 5.50%, 02/15/17	1,025,000	1,107,000
6.25%, 12/01/17	1,125,000	1,257,187
4.75%, 09/10/18	1,000,000	1,045,000
8.00%, 11/01/31	250,000	298,750
CIT Group, Inc. 5.25%, 03/15/18	1,300,000	1,394,250
5.00%, 08/01/23	325,000	312,812
General Motors Financial Co., Inc., 4.25%, 05/15/23 (b)	200,000	190,500
International Lease Finance Corp. 6.25%, 05/15/19	1,325,000	1,434,313
5.88%, 08/15/22	550,000	550,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 03/15/20 (b)	250,000	262,500
5.88%, 03/15/22 (b)	450,000	463,500
Nuveen Investments, Inc., 9.50%, 10/15/20 (b)	1,000,000	1,007,500

		9,323,312

Food & Beverage 5.1%
ARAMARK Corp., 5.75%, 03/15/20 (b)	875,000	912,187
B&G Foods, Inc., 4.63%, 06/01/21	375,000	359,062
Constellation Brands, Inc., 4.25%, 05/01/23	175,000	162,750
Darling Escrow Corp., 5.38%, 01/15/22 (b)	175,000	176,313
Del Monte Corp., 7.63%, 02/15/19	1,350,000	1,404,000
H.J. Heinz Co., 4.25%, 10/15/20 (b)	1,250,000	1,206,250
Michael Foods, Inc. 8.50%, 07/15/18 (b)(f)	1,050,000	1,105,125
9.75%, 07/15/18	725,000	786,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 05/01/21 (b)	925,000	869,500
Shearer’s Foods LLC/Chip Fin Corp., 9.00%, 11/01/19 (b)	450,000	474,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Beverage (continued)
Smithfield Foods, Inc., 6.63%, 08/15/22	$875,000	$925,313
Sun Merger Sub, Inc. 5.25%, 08/01/18 (b)	50,000	52,250
5.88%, 08/01/21 (b)	50,000	51,250
US Foods, Inc., 8.50%, 06/30/19	1,725,000	1,886,719

		10,372,094

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07* (a)(c)	100,000	0

Gaming 3.6%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 05/15/18	500,000	536,250
Chester Downs & Marina LLC, 9.25%, 02/01/20 (b)	400,000	402,000
Churchill Downs, Inc., 5.38%, 12/15/21 (b)	150,000	152,625
GLP Capital LP/GLP Financing II, Inc. 4.88%, 11/01/20 (b)	400,000	400,000
5.38%, 11/01/23 (b)	250,000	245,000
MGM Mirage, Inc., 7.75%, 03/15/22	1,375,000	1,529,687
MGM Resorts International, 6.75%, 10/01/20	125,000	134,687
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21 (b)	600,000	646,500
Penn National Gaming, Inc., 5.88%, 11/01/21 (b)	350,000	346,500
Pinnacle Entertainment, Inc., 7.75%, 04/01/22	375,000	409,688
PNK Finance Corp., 6.38%, 08/01/21 (b)	450,000	460,125
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 06/15/19 (b)	508,000	553,085
Seminole Indian Tribe of Florida, 7.80%, 10/01/20 (b)	755,000	826,725
Station Casinos LLC, 7.50%, 03/01/21	525,000	557,813

		7,200,685

Healthcare 10.9%
Biomet, Inc. 6.50%, 08/01/20	475,000	498,750
6.50%, 10/01/20	875,000	901,250
DaVita, Inc., 5.75%, 08/15/22	600,000	612,000
DJO Finance LLC/DJO Finance Corp. 8.75%, 03/15/18	225,000	246,937

13

Statement of Investments (Continued)

December 31, 2013

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Healthcare (continued)
DJO Finance LLC/DJO Finance Corp. (continued)
7.75%, 04/15/18	$850,000	$864,875
Emergency Medical Services Corp., 8.13%, 06/01/19	487,000	527,786
Grifols, Inc., 8.25%, 02/01/18	350,000	373,625
HCA, Inc. 6.50%, 02/15/20	600,000	659,250
6.25%, 02/15/21	300,000	315,000
7.75%, 05/15/21	3,050,000	3,339,750
5.88%, 05/01/23	100,000	99,250
7.50%, 11/06/33	300,000	300,000
Healthcare Technology Intermediate, Inc., 7.38%, 09/01/18 (b)(f)	875,000	907,812
Hologic, Inc., 6.25%, 08/01/20	350,000	369,250
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 05/15/19	875,000	927,500
Jaguar Holding Co. I, 9.38%, 10/15/17 (b)(f)	600,000	631,500
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	1,000,000	1,122,500
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (b)	375,000	378,750
MPH Intermediate Holding Co. 2, 8.38%, 08/01/18 (b)(f)	725,000	753,094
Multiplan, Inc., 9.88%, 09/01/18 (b)	1,175,000	1,292,500
Omnicare, Inc., 7.75%, 06/01/20	325,000	359,125
Tenet Healthcare Corp. 4.50%, 04/01/21	350,000	333,375
4.38%, 10/01/21	550,000	515,625
8.13%, 04/01/22	675,000	726,469
Truven Health Analytics, Inc., 10.63%, 06/01/20	575,000	650,469
United Surgical Partners International, Inc., 9.00%, 04/01/20	700,000	784,000
Universal Hospital Services, Inc., 7.63%, 08/15/20	675,000	713,812
Valeant Pharmaceuticals International, Inc., 5.63%, 12/01/21 (b)	125,000	126,250
VPII Escrow Corp. 6.75%, 08/15/18 (b)	50,000	55,063
7.50%, 07/15/21 (b)	1,175,000	1,292,500
VWR Funding, Inc., 7.25%, 09/15/17	1,325,000	1,421,063

		22,099,130

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial — Other 4.1%
Amsted Industries, Inc., 8.13%, 03/15/18 (b)	$125,000	$131,250
Belden CDT, Inc., 5.50%, 09/01/22 (b)	700,000	684,250
Cleaver-Brooks, Inc., 8.75%, 12/15/19 (b)	400,000	434,000
Dematic SA/DH Services Luxembourg Sarl, 7.75%, 12/15/20 (b)	550,000	584,375
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 07/15/19	900,000	990,000
Gardner Denver, Inc., 6.88%, 08/15/21 (b)	400,000	398,000
General Cable Corp., 6.50%, 10/01/22 (b)	500,000	490,000
Hillman Group, Inc. (The), 10.88%, 06/01/18	725,000	783,000
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22 (b)	400,000	428,000
MasTec, Inc., 4.88%, 03/15/23	200,000	189,000
Maxim Crane Works LP, 12.25%, 04/15/15 (b)	225,000	231,187
Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, 05/15/19 (b)	350,000	390,250
Milacron LLC/Mcron Finance Corp., 7.75%, 02/15/21 (b)	150,000	157,125
Mueller Water Products, Inc. 7.38%, 06/01/17	625,000	642,187
8.75%, 09/01/20	229,000	257,053
Silver II Borrower/Silver II US Holdings LLC, 7.75%, 12/15/20 (b)	775,000	819,563
Unifrax I LLC/Unifrax Holding Co., 7.50%, 02/15/19 (b)	400,000	414,000
WESCO Distribution, Inc., 5.38%, 12/15/21 (b)	300,000	300,000

		8,323,240

Lodging 0.4%
Choice Hotels International, Inc., 5.75%, 07/01/22	200,000	209,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21 (b)	400,000	415,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	225,000	226,125

		850,125

Media — Cable 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	475,000	502,312

14

Statement of Investments (Continued)

December 31, 2013

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media — Cable (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
6.63%, 01/31/22	$600,000	$618,000
5.13%, 02/15/23	375,000	347,812
5.75%, 09/01/23 (b)	225,000	213,188
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 09/15/20 (b)	250,000	255,625
5.13%, 12/15/21 (b)	375,000	353,438
DISH DBS Corp. 4.63%, 07/15/17	200,000	209,000
5.88%, 07/15/22	1,275,000	1,271,813
Lynx II Corp., 6.38%, 04/15/23 (b)	200,000	203,500

		3,974,688

Media — Non-Cable 7.3%
Clear Channel Communications, Inc., 9.00%, 03/01/21	1,250,000	1,265,625
Clear Channel Worldwide Holdings, Inc. Series A, 7.63%, 03/15/20	200,000	207,500
Series B, 7.63%, 03/15/20	300,000	315,375
Series B, 6.50%, 11/15/22	1,000,000	1,021,250
Crown Media Holdings, Inc., 10.50%, 07/15/19	875,000	995,312
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	525,000	555,844
Entercom Radio LLC, 10.50%, 12/01/19	575,000	654,062
Expo Event Transco, Inc., 9.00%, 06/15/21 (b)	500,000	510,000
Gannett Co., Inc. 5.13%, 10/15/19 (b)	175,000	182,219
6.38%, 10/15/23 (b)	525,000	543,375
Gray Television, Inc., 7.50%, 10/01/20	375,000	397,500
Intelsat Jackson Holdings SA 7.50%, 04/01/21	275,000	302,500
6.63%, 12/15/22	500,000	513,750
5.50%, 08/01/23 (b)	775,000	732,375
Intelsat Luxembourg SA 7.75%, 06/01/21 (b)	500,000	536,250
8.13%, 06/01/23 (b)	500,000	535,000
Lamar Media Corp. 5.88%, 02/01/22	275,000	281,875
5.00%, 05/01/23	425,000	403,750
Logo Merger Sub Corp., 8.38%, 10/15/20 (b)	800,000	824,000
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21 (b)	125,000	127,500
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20	750,000	731,250
Sirius XM Radio, Inc. 4.25%, 05/15/20 (b)	100,000	94,750
5.88%, 10/01/20 (b)	325,000	332,313

Corporate Bonds (continued)

	Principal Amount	Market Value

Media — Non-Cable (continued)
Sirius XM Radio, Inc. (continued)
5.25%, 08/15/22 (b)	$525,000	$531,562
4.63%, 05/15/23 (b)	325,000	292,500
SSI Invest II, 11.13%, 06/01/18	1,125,000	1,209,868
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 04/01/19 (b)	650,000	710,125

		14,807,430

Metals & Mining 0.3%
Aleris International, Inc., 9.00%, 12/15/14* (a)(c)(d)	600,000	60
Century Aluminum Co., 7.50%, 06/01/21 (b)	300,000	292,500
Steel Dynamics, Inc., 5.25%, 04/15/23	75,000	74,812
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)	200,000	204,000

		571,372

Packaging 4.7%
Ardagh Packaging Finance PLC 9.13%, 10/15/20 (b)	1,100,000	1,201,750
9.13%, 10/15/20 (b)	225,000	245,812
Ball Corp., 4.00%, 11/15/23	625,000	559,375
Berry Plastics Corp., 9.50%, 05/15/18	500,000	536,250
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 6.00%, 06/15/17 (b)	175,000	177,625
BOE Merger Corp., 9.50%, 11/01/17 (b)(f)	575,000	610,937
BWAY Holding Co., 10.00%, 06/15/18	275,000	299,750
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	325,000	302,250
Mustang Merger Corp., 8.50%, 08/15/21 (b)	300,000	323,250
Pactiv LLC, 7.95%, 12/15/25	250,000	233,125
Reynolds Group Issuer, Inc. 8.50%, 05/15/18	1,400,000	1,477,000
9.00%, 04/15/19	150,000	160,500
8.25%, 02/15/21	2,225,000	2,364,063
Sealed Air Corp. 6.50%, 12/01/20 (b)	575,000	616,688
8.38%, 09/15/21 (b)	350,000	397,687

		9,506,062

15

Statement of Investments (Continued)

December 31, 2013

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Paper 0.1%
Clearwater Paper Corp., 4.50%, 02/01/23	$200,000	$179,500

Restaurants 0.8%
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	800,000	922,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.88%, 05/15/21 (b)	625,000	612,500

		1,534,500

Retailers 5.2%
Academy Ltd./Academy Finance Corp. 8.00%, 06/15/18 (b)(f)	750,000	766,875
9.25%, 08/01/19 (b)	1,050,000	1,157,625
Claire’s Stores, Inc., 6.13%, 03/15/20 (b)	600,000	574,500
Gymboree Corp., 9.13%, 12/01/18	300,000	276,000
Jo-Ann Stores Holdings, Inc. 8.13%, 03/15/19 (b)	800,000	834,000
9.75%, 10/15/19 (b)(f)	650,000	679,250
Limited Brands, Inc., 5.63%, 02/15/22	725,000	741,312
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18 (b)(f)	825,000	853,875
Michaels Stores, Inc. 7.75%, 11/01/18	425,000	461,125
5.88%, 12/15/20 (b)	300,000	300,750
Neiman Marcus Group Ltd., Inc. 8.00%, 10/15/21 (b)	200,000	208,500
8.75%, 10/15/21 (b)(f)	450,000	471,375
Party City Holdings, Inc., 8.88%, 08/01/20	325,000	363,188
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 08/15/19 (b)(f)	800,000	820,000
Petco Animal Supplies, Inc. 8.50%, 10/15/17 (b)(f)	875,000	892,500
9.25%, 12/01/18 (b)	150,000	160,875
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/19	725,000	797,500
5.75%, 06/01/22	125,000	129,375

		10,488,625

Services 0.7%
Garda World Security Corp., 7.25%, 11/15/21 (b)	300,000	304,125
Monitronics International, Inc., 9.13%, 04/01/20	500,000	531,250

Corporate Bonds (continued)

	Principal Amount	Market Value

Services (continued)
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (b)	$500,000	$545,000

		1,380,375

Technology 13.3%
ACI Worldwide, Inc., 6.38%, 08/15/20 (b)	100,000	104,500
Advanced Micro Devices, Inc., 7.50%, 08/15/22	400,000	390,000
Aspect Software, Inc., 10.63%, 05/15/17	250,000	251,875
Audatex North America, Inc. 6.00%, 06/15/21 (b)	325,000	339,625
6.13%, 11/01/23 (b)	125,000	128,750
Blackboard, Inc., 7.75%, 11/15/19 (b)	225,000	223,312
BMC Software Finance, Inc., 8.13%, 07/15/21 (b)	950,000	976,125
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	1,300,000	1,439,750
CommScope Holding Co., Inc., 6.63%, 06/01/20 (b)(f)	600,000	624,000
CommScope, Inc., 8.25%, 01/15/19 (b)	659,000	719,957
Compiler Finance Sub, Inc., 7.00%, 05/01/21 (b)	425,000	421,812
CoreLogic, Inc., 7.25%, 06/01/21	475,000	515,375
Eagle Midco, Inc., 9.00%, 06/15/18 (b)	650,000	679,250
Emdeon, Inc., 11.00%, 12/31/19	825,000	952,875
Epicor Software Corp., 8.63%, 05/01/19	925,000	1,005,937
First Data Corp., 8.75%, 01/15/22 (b)(f)	2,550,000	2,722,125
Flextronics International Ltd. 4.63%, 02/15/20	225,000	218,812
5.00%, 02/15/23	250,000	233,750
Freescale Semiconductor, Inc., 6.00%, 01/15/22 (b)	700,000	707,875
IAC/InterActiveCorp. 4.88%, 11/30/18 (b)	125,000	127,812
4.75%, 12/15/22	650,000	606,125
iGATE Corp., 9.00%, 05/01/16	750,000	796,875
Igloo Holdings Corp., 8.25%, 12/15/17 (b)(f)	850,000	865,937
Infor US, Inc. 11.50%, 07/15/18	775,000	893,188
9.38%, 04/01/19	425,000	478,125
Interactive Data Corp., 10.25%, 08/01/18	225,000	246,656

16

Statement of Investments (Continued)

December 31, 2013

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology (continued)
Kemet Corp., 10.50%, 05/01/18	$275,000	$272,938
Lender Processing Services, Inc., 5.75%, 04/15/23	450,000	465,750
Magnachip Semiconductor Corp., 6.63%, 07/15/21	350,000	357,875
NCR Corp. 4.63%, 02/15/21	425,000	408,000
5.00%, 07/15/22	325,000	308,750
NCR Escrow Corp. 5.88%, 12/15/21 (b)	125,000	127,188
6.38%, 12/15/23 (b)	225,000	229,500
Nuance Communications, Inc., 5.38%, 08/15/20 (b)	650,000	630,500
NXP BV/NXP Funding LLC 3.75%, 06/01/18 (b)	200,000	201,000
5.75%, 02/15/21 (b)	200,000	209,500
5.75%, 03/15/23 (b)	200,000	204,250
Seagate HDD Cayman, 4.75%, 06/01/23 (b)	425,000	396,313
Seagate Technology HDD Holdings, 6.88%, 05/01/20	925,000	999,000
Sophia Holding Finance LP/Sophia Holding Finance, Inc., 9.63%, 12/01/18 (b)(f)	250,000	257,500
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19 (b)	1,225,000	1,356,688
SunGard Data Systems, Inc. 7.38%, 11/15/18	225,000	238,500
6.63%, 11/01/19	525,000	552,563
Syniverse Holdings, Inc., 9.13%, 01/15/19	1,100,000	1,201,750
TransUnion Holding Co., Inc. 8.13%, 06/15/18	175,000	184,625
9.63%, 06/15/18	1,125,000	1,206,563
VeriSign, Inc., 4.63%, 05/01/23	200,000	190,500
Viasystems, Inc., 7.88%, 05/01/19 (b)	250,000	270,000

		26,939,676

Textile 0.1%
PVH Corp., 4.50%, 12/15/22	250,000	236,875

Transportation 0.4%
Hertz Corp. (The) 7.50%, 10/15/18	450,000	486,000
6.25%, 10/15/22	400,000	412,500

		898,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Utility — Electric 1.3%
Calpine Corp., 6.00%, 01/15/22 (b)	$125,000	$127,812
Dynegy, Inc., 5.88%, 06/01/23 (b)	125,000	118,125
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 08/15/17 (b)	175,000	179,813
10.00%, 12/01/20	625,000	664,062
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19 (b)(d)	129,708	121,926
NRG Energy, Inc. 7.63%, 05/15/19	900,000	949,500
8.25%, 09/01/20	275,000	305,250
6.63%, 03/15/23	125,000	126,250

		2,592,738

Utility — Natural Gas 3.7%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 05/15/23	650,000	627,250
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	400,000	428,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.00%, 12/15/20	275,000	282,563
6.13%, 03/01/22 (b)	125,000	128,437
El Paso Corp. 7.25%, 06/01/18	250,000	281,136
6.50%, 09/15/20	300,000	319,583
Energy Transfer Equity LP, 5.88%, 01/15/24	500,000	498,750
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20	500,000	522,500
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)	400,000	392,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	828,000	881,820
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 04/15/23	225,000	221,062
4.50%, 11/01/23	300,000	273,000
Sabine Pass Liquefaction LLC 5.63%, 02/01/21 (b)	475,000	464,906
6.25%, 03/15/22 (b)	200,000	198,500
5.63%, 04/15/23 (b)	150,000	140,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.50%, 10/01/18	949,000	1,017,802
7.38%, 08/01/21	92,000	100,050

17

Statement of Investments (Continued)

December 31, 2013

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Utility — Natural Gas (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.88%, 10/01/20	$325,000	$332,313
5.88%, 10/01/20 (b)	100,000	102,250
6.13%, 10/15/21	175,000	180,250

		7,392,422

Wireless Communications 4.1%
Digicel Group Ltd. 8.25%, 09/01/17 (b)	725,000	754,000
10.50%, 04/15/18 (b)	325,000	347,750
8.25%, 09/30/20 (b)	1,075,000	1,112,625
MetroPCS Wireless, Inc. 6.63%, 11/15/20	375,000	397,500
6.63%, 04/01/23 (b)	800,000	824,000
Sprint Capital Corp, 9.00%, 11/15/18 (b)	950,000	1,142,375
Sprint Capital Corp., 6.88%, 11/15/28	1,525,000	1,437,313
Sprint Corp.
7.88%, 09/15/23 (b)	775,000	832,156
7.13%, 06/15/24 (b)	100,000	101,125
Sprint Nextel Corp., 6.00%, 11/15/22	675,000	658,969
T-Mobile USA, Inc. 6.63%, 04/28/21	50,000	52,250
6.13%, 01/15/22	175,000	178,500
6.73%, 04/28/22	50,000	52,000
6.84%, 04/28/23	250,000	258,437
6.50%, 01/15/24	150,000	152,063

		8,301,063

Wireline Communications 0.7%
Level 3 Communications, Inc., 8.88%, 06/01/19	150,000	163,500
Level 3 Financing, Inc. 8.13%, 07/01/19	825,000	903,375
7.00%, 06/01/20	225,000	238,219
6.13%, 01/15/21 (b)	125,000	126,094

		1,431,188

Total Corporate Bonds (cost $188,122,464)		194,635,673

Common Stocks 0.1%

	Shares	Market Value

Automotive 0.1%
General Motors Co.*	536	21,906
Motors Liquidation Co. GUC Trust*	2,535	81,500

		103,406

Total Common Stocks (cost $–)		103,406

Warrants 0.0%†

	Number of Warrants	Market Value

Automotive 0.0%†
General Motors Co., expiring 07/10/19*	487	$11,264
General Motors Co., expiring 07/10/16*	487	15,175

		26,439

Total Warrants (cost $–)		26,439

Mutual Fund 2.0%

	Shares	Market Value

Money Market Fund 2.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (g)	4,091,272	4,091,272

Total Mutual Fund (cost $4,091,272)		4,091,272

Total Investments (cost $192,213,736) (h) — 98.5%		198,856,790

Other assets in excess of liabilities — 1.5%		3,086,481

NET ASSETS — 100.0%		$201,943,271

*	Denotes a non-income producing security.

(a)	Security in default.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $78,654,495 which represents 38.95% of net assets.

(c)	Fair valued security.

(d)	Illiquid security.

(e)	Restricted security.

(f)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

(g)	Represents 7-day effective yield as of December 31, 2013.

(h)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

18

Statement of Investments (Continued)

December 31, 2013

Federated NVIT High Income Bond Fund (Continued)

AS	Stock Corporation

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

19

Statement of Assets and Liabilities

December 31, 2013

Federated NVIT High Income Bond Fund
Assets:
Investments, at value (cost $192,213,736)	$198,856,790
Interest and dividends receivable	3,381,290
Receivable for investments sold	45,000
Receivable for capital shares issued	88,721
Prepaid expenses	475

Total Assets	202,372,276

Liabilities:
Payable for investments purchased	175,000
Payable for capital shares redeemed	63,380
Accrued expenses and other payables:
Investment advisory fees	117,462
Fund administration fees	10,780
Administrative servicing fees	29,251
Accounting and transfer agent fees	5,346
Trustee fees	215
Custodian fees	1,822
Compliance program costs (Note 3)	6
Professional fees	13,346
Printing fees	11,791
Other	606

Total Liabilities	429,005

Net Assets	$201,943,271

Represented by:
Capital	$198,139,665
Accumulated undistributed net investment income	835,256
Accumulated net realized losses from investments	(3,674,704)
Net unrealized appreciation/(depreciation) from investments	6,643,054

Net Assets	$201,943,271

Net Assets:
Class I Shares	$54,496,968
Class III Shares	147,446,303

Total	$201,943,271

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	7,887,942
Class III Shares	21,358,616

Total	29,246,558

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.91
Class III Shares	$6.90

The accompanying notes are an integral part of these financial statements.

20

Statement of Operations

December 31, 2013

Federated NVIT High Income Bond Fund
INVESTMENT INCOME:
Interest income	$14,555,658
Dividend income	2,852

Total Income	14,558,510

EXPENSES:
Investment advisory fees	1,404,053
Fund administration fees	124,452
Administrative servicing fees Class I Shares	86,584
Administrative servicing fees Class III Shares	220,116
Professional fees	40,118
Printing fees	20,223
Trustee fees	6,950
Custodian fees	10,178
Accounting and transfer agent fees	18,130
Compliance program costs (Note 3)	642
Other	6,403

Total expenses before earnings credit	1,937,849

Earnings credit (Note 5)	(163)

Net Expenses	1,937,686

NET INVESTMENT INCOME	12,620,824

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,285,062
Net change in unrealized appreciation/(depreciation) from investments	(1,678,656)

Net realized/unrealized gains from investments	1,606,406

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,227,230

The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets

	Federated NVIT High Income Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$12,620,824	$18,209,172
Net realized gains from investments	3,285,062	5,648,669
Net change in unrealized appreciation/(depreciation) from investments	(1,678,656)	9,946,994

Change in net assets resulting from operations	14,227,230	33,804,835

Distributions to Shareholders From:
Net investment income:
Class I	(3,535,281)	(5,481,293)
Class III	(9,429,049)	(12,896,180)

Change in net assets from shareholder distributions	(12,964,330)	(18,377,473)

Change in net assets from capital transactions	(32,019,885)	(70,719,498)

Change in net assets	(30,756,985)	(55,292,136)

Net Assets:
Beginning of year	232,700,256	287,992,392

End of year	$201,943,271	$232,700,256

Accumulated undistributed net investment income at end of year	$835,256	$1,172,495

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,762,506	$12,248,160
Dividends reinvested	3,535,281	5,481,293
Cost of shares redeemed	(25,242,445)	(15,298,441)

Total Class I Shares	(14,944,658)	2,431,012

Class III Shares
Proceeds from shares issued	48,424,146	73,048,659
Dividends reinvested	9,429,049	12,896,180
Cost of shares redeemed	(74,928,422)	(159,095,349)

Total Class III Shares	(17,075,227)	(73,150,510)

Change in net assets from capital transactions	$(32,019,885)	$(70,719,498)

SHARE TRANSACTIONS:
Class I Shares
Issued	947,442	1,752,943
Reinvested	510,702	791,861
Redeemed	(3,564,989)	(2,187,301)

Total Class I Shares	(2,106,845)	357,503

Class III Shares
Issued	6,790,712	10,378,374
Reinvested	1,364,604	1,865,551
Redeemed	(10,524,340)	(22,959,259)

Total Class III Shares	(2,369,024)	(10,715,334)

Total change in shares	(4,475,869)	(10,357,831)

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions					Ratios/Supplemental data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (a)
Class I Shares
Year Ended December 31, 2013 (b)	$6.90	0.44	0.05	0.49	(0.48)	(0.48)	–	$6.91	7.07%	$54,496,968	0.95%	6.18%	0.95%	36.66%
Year Ended December 31, 2012 (b)	$6.54	0.50	0.45	0.95	(0.59)	(0.59)	–	$6.90	14.56%	$69,007,867	0.93%	7.10%	0.93%	44.83%
Year Ended December 31, 2011 (b)	$6.85	0.52	(0.28)	0.24	(0.56)	(0.56)	0.01	$6.54	3.82%	$63,005,092	0.92%	7.69%	0.92%	63.88%
Year Ended December 31, 2010 (b)	$6.60	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.85	13.15%	$76,634,315	0.92%	8.41%	0.92%	80.77%
Year Ended December 31, 2009 (b)	$4.98	0.58	1.61	2.19	(0.57)	(0.57)	–	$6.60	46.00%	$82,596,487	0.94%	9.89%	0.94%	34.23%

Class III Shares
Year Ended December 31, 2013 (b)	$6.90	0.44	0.04	0.48	(0.48)	(0.48)	–	$6.90	6.94%	$147,446,303	0.95%	6.17%	0.95%	36.66%
Year Ended December 31, 2012 (b)	$6.53	0.50	0.46	0.96	(0.59)	(0.59)	–	$6.90	14.71%	$163,692,389	0.92%	7.13%	0.92%	44.83%
Year Ended December 31, 2011 (b)	$6.84	0.52	(0.28)	0.24	(0.56)	(0.56)	0.01	$6.53	3.81%	$224,987,300	0.92%	7.61%	0.92%	63.88%
Year Ended December 31, 2010 (b)	$6.59	0.57	0.25	0.82	(0.59)	(0.59)	0.02	$6.84	13.16%	$223,642,025	0.92%	8.32%	0.92%	80.77%
Year Ended December 31, 2009 (b)	$4.97	0.57	1.62	2.19	(0.57)	(0.57)	–	$6.59	46.08%	$214,635,138	0.94%	9.64%	0.94%	34.23%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security

24

Notes to Financial Statements (Continued)

December 31, 2013

trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

25

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$103,406	$—	$—	$103,406
Corporate Bonds
Aerospace/Defense	—	1,107,000	—	1,107,000
Automotive	—	8,040,653	—	8,040,653
Building Materials	—	7,799,771	—	7,799,771
Chemicals	—	4,636,938	—	4,636,938
Construction Machinery	—	333,563	—	333,563
Consumer Products	—	7,272,050	—	7,272,050
Energy	—	15,048,973	—	15,048,973
Entertainment	—	1,803,469	—	1,803,469
Environmental	—	189,656	—	189,656
Financial Institutions	—	9,323,312	—	9,323,312
Food & Beverage	—	10,372,094	—	10,372,094
Food & Staples Retailing	—	—	—	—
Gaming	—	7,200,685	—	7,200,685
Gas Utilities	—	102,250	—	102,250
Healthcare	—	22,099,130	—	22,099,130
Industrial—Other	—	8,323,240	—	8,323,240
Lodging	—	850,125	—	850,125
Media—Cable	—	3,974,688	—	3,974,688
Media—Non-Cable	—	14,807,430	—	14,807,430
Metals & Mining	—	571,312	60	571,372
Packaging	—	9,506,062	—	9,506,062
Paper	—	179,500	—	179,500
Restaurants	—	1,534,500	—	1,534,500
Retailers	—	10,488,625	—	10,488,625
Services	—	1,380,375	—	1,380,375
Technology	—	26,939,676	—	26,939,676
Textile	—	236,875	—	236,875
Transportation	—	898,500	—	898,500
Utility—Electric	—	2,592,738	—	2,592,738
Utility—Natural Gas	—	7,290,172	—	7,290,172
Wireless Communications	—	8,301,063	—	8,301,063
Wireline Communications	—	1,431,188	—	1,431,188
Total Corporate Bonds	$—	$194,635,613	$60	$194,635,673
Mutual Fund	4,091,272	—	—	4,091,272
Warrants	26,439	—	—	26,439
Total	$4,221,117	$194,635,613	$60	$198,856,790

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the year ended December 31, 2013, the Fund held three corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

During the year ended December 31, 2013, the Fund held one corporate bond investment that was categorized as a Level 3 investment which was valued at $60.

26

Notes to Financial Statements (Continued)

December 31, 2013

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Restricted Securities

At December 31, 2013, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at December 31, 2013 were as follows:

	Coupon	Maturity Date	Principal Amount	Acquisition Date	Cost	Market Value	% of Net Assets
Motors Liquidation Co.	7.40%	9/1/2025	2,500,000	4/21/2011	$—	$—	0.00%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	575,000	3/23/2006	575,000	—	0.00%
HRP Myrtle Beach Operations LLC	0.00%	4/1/2012	100,000	10/29/2007	99,170	—	0.00%
Total					$674,170	$—	0.00%

Amounts designated as “—” are zero or have been rounded to zero.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to defaulted bonds and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investment transactions
$—	$6,267	$(6,267)

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

27

Notes to Financial Statements (Continued)

December 31, 2013

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) is effective in the current tax year.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

28

Notes to Financial Statements (Continued)

December 31, 2013

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $124,452 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $642.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class III shares of the Fund.

For the year ended December 31, 2013, NFS earned $306,700 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $19,455 and $52,811, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed

29

Notes to Financial Statements (Continued)

December 31, 2013

annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $73,524,572 and sales of $105,545,462 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$12,964,330	$—	$12,964,330	$—	$12,964,330

Amounts designated as “—” are zero or have been rounded to zero.

30

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$18,377,473	$—	$18,377,473	$—	$18,377,473

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$835,256	$—	$835,256	$(3,593,400)	$6,561,750	$3,803,606

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$192,295,040	$9,240,586	$(2,678,836)	$6,561,750

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$967,595	2017
$2,625,805	2018

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $3,241,846 to offset capital gains.

10.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class III shares will be converted to Class I shares. Class III shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Federated NVIT High Income Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Federated NVIT High Income Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

32

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

33

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

34

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

35

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

36

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

37

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

38

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

39

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

40

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

41

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

42

Annual Report

December 31, 2013

Invesco NVIT Comstock Value Fund

(formerly Van Kampen NVIT Comstock Value Fund)

AR-CVAL 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Nationwide Funds®

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s

QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	Invesco NVIT Comstock Value Fund

For the annual period ended December 31, 2013, the Invesco NVIT Comstock Value Fund (Class I) returned 35.64% versus 32.53% for its benchmark, the Russell 1000® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Multi-Cap Value Funds (consisting of 53 funds as of December 31, 2013) was 31.88% for the same time period.

Market Overview

The year ended December 31, 2013, was characterized by slow but steady improvement in the U.S. economy and strong U.S. equity market returns. As the year began, consumer confidence trended higher based on the recovery of the U.S. housing market, despite uncertainty surrounding the outcome of tax and spending negotiations between the White House and Congress — and implementation of sequestration spending cuts — which consequently left many businesses hesitant to spend.

U.S. equity markets rose for the first half of the year, but from late May through June, capital markets declined following U.S. Federal Reserve (the Fed) Chairman Ben Bernanke’s comments suggesting that the time had come for the Fed to begin to reduce the size of its bond-buying program, also known as quantitative easing (QE). This sell-off was brief but broad, and few asset classes were immune. Markets stabilized in mid-summer, despite some volatility in August surrounding a potential U.S. military reaction to instability in Syria. The fourth quarter began amid uncertainty created by a two-week federal government shutdown, yet equities shrugged off this news and rallied steadily throughout the last three months of the year. In December, as expected, the Fed officially announced that it would begin reducing the scope of QE in early 2014. Despite the Fed’s actions, equities continued to rise, as the announcement was widely anticipated and largely priced into stock valuations.

For the reporting period, major U.S. equity market indexes delivered strong double-digit gains, and all sectors of the Russell 1000 Value Index were positive for the reporting period, with all sectors providing double-digit returns.

Leading Contributors

On the positive side of sector performance, strong stock selection within financials, mainly having no exposure to REITs, was one of the strongest contributors to relative Fund performance. Real estate was one of the worst-performing industries in the Russell 1000 Value benchmark, posting flat returns in a strong stock market. Also, within diversified financials, select stocks such as Morgan Stanley contributed to Fund performance, as the firm continued its trend of delivering positive earnings surprises for consecutive quarters, based on revenue growth and lower expenses, coupled with a tail wind from improved asset position.

An overweight position and contributions from select stocks in the consumer discretionary sector were large contributors to Fund performance. The Fund’s main consumer discretionary exposure was in the media industry, with holdings such as Viacom and Twenty-First Century Fox contributing the most within this industry. Viacom had a strong run in 2013, posting returns of over 68% after reporting consecutive quarters of strong profits, with a large increase in profits from the film unit later in the reporting period.

Stock selection and an underweight in telecommunication services also contributed to Fund performance, mainly from a material underweight in AT&T, followed by contributions from Vodafone Group.

Favorable stock selection and an overweight in the information technology sector boosted Fund performance, as well. Within the software and services industry, Microsoft and Yahoo!, and within the hardware and equipment industry, Hewlett-Packard were the clear contributors. Both Yahoo! and Hewlett-Packard posted returns over 100% for the reporting period. Since Marissa Mayer became CEO of Yahoo!, the company has acquired more than a dozen tech companies to increase market presence, including the purchase of the photo-sharing website Tumblr. and news story mobile application Summly during the first half of 2013.

5

Fund Commentary (con’t.)	Invesco NVIT Comstock Value Fund

Also, a material underweight to utilities enhanced relative Fund performance, as this was the second-worst-performing sector in the benchmark.

Stock selection and an underweight to energy assisted with Fund performance as well. The largest relative contributor within the sector was not owning Exxon Mobile (not held in Fund), as the company performed poorly on a relative basis. Also, there was a contribution from Fund holding Halliburton, who posted returns of over 40%, assisted by stock buybacks and announcing a 39% increase in dividends earlier in the year, backed by management’s commitment to increasing shareholder return.

Strong stock selection in the materials sector also enhanced relative Fund performance. Notably, having no exposure to miners, such as Newmont Mining (not held in Fund), boosted Fund performance, as margins and earnings were negatively affected by gold and other metals experiencing steep declines during the 2013 year.

Favorable stock selection in the consumer staples sector also helped Fund performance. Being underweight household and personal products company Procter & Gamble and having exposure to food company Tyson Foods both boosted Fund performance for the reporting period. Tyson produced returns of almost 74% during the reporting period.

Stock selection and an overweight in the health-care sector, specifically pharmaceuticals, assisted Fund performance. Bristol-Myers Squibb, a large pharmaceuticals provider, returned over 60% during the reporting period, with improving earnings and after presenting important new clinical data for immune-oncology and diabetes treatments. Cardinal Health, a health-care services provider, also posted outsized returns, outperforming both benchmark and sector.

We used currency forward contracts during the reporting period for the purpose of hedging currency exposure of non-U.S.-based companies held in the portfolio. Derivatives were used solely for the purpose of hedging and not for speculative purposes or leverage. The use of currency forward contracts had a very slight positive impact on the Fund’s performance relative to the Russell 1000 Value Index for the reporting period.

Leading Detractors

On the negative side, cash acted as a detractor from relative Fund performance. Although the cash position only averaged just under 4% for the reporting period, cash utilized for investment opportunities and to allow for redemptions from the Fund was a negative contributor in such a strong equity market.

An underweight to industrials also was a slight detractor from relative Fund performance, offsetting strong stock selection within the sector, as the sector returned over 40% for the reporting period. Largest individual detractors included FirstEnergy Corp, PG&E Corp and Murphy USA Inc.

During the fiscal year, trading activity for the portfolio remained muted. Toward the end of the reporting period, managers increased positions in health care, energy and select consumer staples companies. Conversely, we continued to trim select insurance and technology stocks. The majority of activity occurred in the consumer discretionary sector, where we continued to reduce media and select retail companies that have performed well.

Strong equity market returns over the past few years, with an exceptional market return in 2013, are making it ever important to focus on valuations and stock selection through intense fundamental analysis. As value managers, we believe the very low earnings expectations that characterize most holdings in the portfolio, combined with historically attractive valuations, could potentially provide downside protection in a volatile equity market.

Subadviser:

Invesco Advisers, Inc.

Portfolio Managers:

Devin Armstrong, CFA; Kevin Holt, CFA; Jason Leder, CFA; Matthew Seinsheimer, CFA; and James Warwick

6

Fund Commentary (con’t.)	Invesco NVIT Comstock Value Fund

The Fund is subject to the risks of investing in equity securities, including smaller and mid-sized companies. The Fund is also subject to the risks of investing in foreign securities and convertible securities. The Fund may invest in more aggressive investments such as derivatives (which create investment leverage and are highly volatile) and real estate investment trusts (REITs) (which are subject to abrupt or erratic price movements and generally lack liquidity). The Fund may employ a contrarian investing style (investing in a manner that differs from current market trends), which may cause the Fund to miss opportunities for gains and result in losses. Value funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Fund Overview	Invesco NVIT Comstock Value Fund

Objective

The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.

Highlights

•	The Invesco NVIT Comstock Value Fund (Class I) returned 35.64%, outperforming the benchmark by 3.11% and the Lipper peer group by 3.76%.

•	On the positive side of sector performance, strong stock selection within financials, mainly having no exposure to REITs, was one of the strongest contributors to relative Fund performance.

•

On the negative side, cash acted as a detractor from relative Fund performance. Although the cash position only averaged just under 4% for the reporting period, cash utilized for investment opportunities and to allow for redemptions from the Fund was a negative contributor in such a strong equity market.

Asset Allocation†

Common Stocks	97.2%
Mutual Fund	2.9%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Industries††

Pharmaceuticals	9.9%
Oil, Gas & Consumable Fuels	9.9%
Diversified Financial Services	9.0%
Media	7.8%
Capital Markets	5.7%
Commercial Banks	5.3%
Energy Equipment & Services	4.8%
Health Care Providers & Services	4.4%
Insurance	4.3%
Food Products	3.6%
Other Industries	35.3%
100.0%

Top Holdings††

Citigroup, Inc.	4.1%
JPMorgan Chase & Co.	3.3%
Fidelity Institutional Money Market Fund - Institutional Class	2.9%
Viacom, Inc.	2.4%
Weatherford International Ltd.	2.3%
Bank of New York Mellon Corp. (The)	2.3%
General Motors Co.	2.3%
General Electric Co.	2.2%
Wells Fargo & Co.	2.2%
Halliburton Co.	2.1%
Other Holdings	73.9%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

8

Fund Performance	Invesco NVIT Comstock Value Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class I	35.64%	18.49%	7.41%
Class II	35.30%	18.20%	7.09%
Class IV	35.64%	18.49%	7.42%

1 The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

Expense Ratios

Expense Ratio*
Class I	0.95%
Class II	1.20%
Class IV	0.95%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)	Invesco NVIT Comstock Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Invesco NVIT Comstock Value Fund versus performance of the Russell 1000® Value Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	Invesco NVIT Comstock Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund) December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,156.00	5.00	0.92
	Hypothetical	[a,b]	1,000.00	1,020.57	4.69	0.92
Class II Shares	Actual	[a]	1,000.00	1,153.90	6.35	1.17
	Hypothetical	[a,b]	1,000.00	1,019.31	5.96	1.17
Class IV Shares	Actual	[a]	1,000.00	1,155.10	5.00	0.92
	Hypothetical	[a,b]	1,000.00	1,020.57	4.69	0.92

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund)

Common Stocks 97.2%

	Shares	Market Value

Aerospace & Defense 2.0%
Honeywell International, Inc.	22,011	$2,011,145
Textron, Inc.	82,832	3,044,904

		5,056,049

Auto Components 1.1%
Johnson Controls, Inc.	56,192	2,882,650

Automobiles 2.3%
General Motors Co.*	140,078	5,724,988

Building Products 0.2%
Allegion PLC*	9,760	431,294

Capital Markets 5.7%
Bank of New York Mellon Corp. (The)	163,966	5,728,972
Goldman Sachs Group, Inc. (The)	15,097	2,676,094
Morgan Stanley	128,915	4,042,774
State Street Corp.	26,981	1,980,136

		14,427,976

Commercial Banks 5.3%
Fifth Third Bancorp	130,415	2,742,628
PNC Financial Services Group, Inc. (The)	49,515	3,841,374
U.S. Bancorp	31,750	1,282,700
Wells Fargo & Co.	121,096	5,497,758

		13,364,460

Communications Equipment 1.2%
Cisco Systems, Inc.	131,406	2,950,065

Computers & Peripherals 1.9%
Hewlett-Packard Co.	168,305	4,709,174

Diversified Financial Services 9.0%
Bank of America Corp.	262,055	4,080,196
Citigroup, Inc.	196,782	10,254,310
JPMorgan Chase & Co.	141,769	8,290,651

		22,625,157

Diversified Telecommunication Services 1.3%
AT&T, Inc.	27,688	973,510
Verizon Communications, Inc.	30,037	1,476,018
Vivendi SA	30,667	808,916

		3,258,444

Electric Utilities 1.6%
FirstEnergy Corp.	37,588	1,239,652
PPL Corp.	92,081	2,770,718

		4,010,370

Electrical Equipment 1.2%
Emerson Electric Co.	44,614	3,131,011

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	172,630	$3,076,267

Energy Equipment & Services 4.8%
Halliburton Co.	104,472	5,301,954
Noble Corp. PLC	28,091	1,052,570
Weatherford International Ltd.*	372,117	5,764,092

		12,118,616

Food & Staples Retailing 1.7%
CVS Caremark Corp.	60,336	4,318,248

Food Products 3.6%
ConAgra Foods, Inc.	96,581	3,254,779
Mondelez International, Inc., Class A	67,866	2,395,670
Tyson Foods, Inc., Class A	44,139	1,476,891
Unilever NV, NYRS-NL	50,343	2,025,299

		9,152,639

Health Care Providers & Services 4.4%
Cardinal Health, Inc.	26,980	1,802,534
Express Scripts Holding Co.*	21,913	1,539,169
UnitedHealth Group, Inc.	64,839	4,882,377
WellPoint, Inc.	31,649	2,924,051

		11,148,131

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	99,747	4,006,837

Household Durables 0.7%
Newell Rubbermaid, Inc.	51,653	1,674,074

Industrial Conglomerates 2.2%
General Electric Co.	198,904	5,575,279

Insurance 4.3%
Aflac, Inc.	25,550	1,706,740
Allstate Corp. (The)	86,272	4,705,275
MetLife, Inc.	62,349	3,361,858
Travelers Cos., Inc. (The)	10,754	973,667

		10,747,540

Internet Software & Services 2.1%
eBay, Inc.*	62,655	3,439,133
Yahoo!, Inc.*	43,500	1,759,140

		5,198,273

Machinery 1.5%
Ingersoll-Rand PLC	59,598	3,671,237

Media 7.8%
Comcast Corp., Class A	77,754	4,040,487
Time Warner Cable, Inc.	28,400	3,848,200
Time Warner, Inc.	25,909	1,806,376

12

Statement of Investments (Continued)

December 31, 2013

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund) (Continued)

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Twenty-First Century Fox, Inc., Class B	107,345	$3,714,137
Viacom, Inc., Class B	70,722	6,176,859

		19,586,059

Metals & Mining 1.0%
Alcoa, Inc.	240,618	2,557,769

Multiline Retail 1.7%
Kohl’s Corp.	42,714	2,424,019
Target Corp.	28,700	1,815,849

		4,239,868

Multi-Utilities 0.7%
PG&E Corp.	41,969	1,690,511

Oil, Gas & Consumable Fuels 9.9%
BP PLC, ADR-UK	105,916	5,148,577
Chevron Corp.	23,587	2,946,252
Murphy Oil Corp.	53,613	3,478,411
Occidental Petroleum Corp.	31,045	2,952,380
QEP Resources, Inc.	85,448	2,618,981
Royal Dutch Shell PLC, ADR-NL	69,496	4,952,980
Suncor Energy, Inc.	81,569	2,858,993

		24,956,574

Paper & Forest Products 1.1%
International Paper Co.	56,767	2,783,286

Pharmaceuticals 9.9%
Bristol-Myers Squibb Co.	68,698	3,651,299
GlaxoSmithKline PLC, ADR-UK	44,956	2,400,201
Merck & Co., Inc.	103,909	5,200,645
Novartis AG REG	45,911	3,679,738
Pfizer, Inc.	139,646	4,277,357
Roche Holding AG, ADR-CH	33,161	2,327,902
Sanofi, ADR-FR	65,608	3,518,557

		25,055,699

Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	80,328	2,085,315

Software 2.4%
Autodesk, Inc.*	31,368	1,578,751
Microsoft Corp.	121,455	4,546,061

		6,124,812

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR-UK	62,374	$2,451,922

Total Common Stocks (cost $166,231,905)		244,790,594

Mutual Fund 2.9%
Money Market Fund 2.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.07% (a)	7,290,518	7,290,518

Total Mutual Fund (cost $7,290,518)		7,290,518

Total Investments (cost $173,522,423) (b) — 100.1%		252,081,112

Liabilities in excess of other assets — (0.1%)		(273,774)

NET ASSETS — 100.0%		$251,807,338

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

FR	France

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

UK	United Kingdom

13

Statement of Investments (Continued)

December 31, 2013

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund) (Continued)

At December 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Canadian Imperial Bank of Commerce	1/17/14	(1,270,148)	$(2,086,574)	$(2,103,100)	$(16,526)
British Pound	Citibank NA	1/17/14	(1,132,107)	(1,860,055)	(1,874,532)	(14,477)
British Pound	Bank of New York	1/17/14	(1,270,148)	(2,086,472)	(2,103,099)	(16,627)
British Pound	State Street Bank and Trust	1/17/14	(1,270,148)	(2,086,434)	(2,103,099)	(16,665)
Canadian Dollar	Canadian Imperial Bank of Commerce	1/17/14	(2,442,250)	(2,294,162)	(2,298,325)	(4,163)
Euro	Canadian Imperial Bank of Commerce	1/17/14	(1,617,910)	(2,222,491)	(2,225,738)	(3,247)
Euro	State Street Bank and Trust	1/17/14	(1,635,725)	(2,247,115)	(2,250,246)	(3,131)
Euro	Citibank NA	1/17/14	(1,617,910)	(2,222,806)	(2,225,738)	(2,932)
Euro	Bank of New York	1/17/14	(1,617,911)	(2,222,775)	(2,225,739)	(2,964)
Swiss Franc	Citibank NA	1/17/14	(1,380,902)	(1,552,238)	(1,548,191)	4,047
Swiss Franc	Bank of New York	1/17/14	(1,512,818)	(1,700,560)	(1,696,089)	4,471
Swiss Franc	State Street Bank and Trust	1/17/14	(1,512,817)	(1,700,176)	(1,696,087)	4,089

Total Short Contracts				$(24,281,858)	$(24,349,983)	$(68,125)

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

December 31, 2013

Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)
Assets:
Investments, at value (cost $173,522,423)	$252,081,112
Cash	49,229
Foreign currencies, at value (cost $34)	35
Dividends receivable	367,130
Receivable for investments sold	476,891
Receivable for capital shares issued	55
Reclaims receivable	16,053
Unrealized appreciation on forward foreign currency contracts (Note 2)	12,607
Prepaid expenses	458

Total Assets	253,003,570

Liabilities:
Payable for investments purchased	347,479
Payable for capital shares redeemed	515,727
Unrealized depreciation on forward foreign currency contracts (Note 2)	80,732
Accrued expenses and other payables:
Investment advisory fees	142,935
Fund administration fees	11,819
Distribution fees	36,985
Administrative servicing fees	37,177
Accounting and transfer agent fees	241
Trustee fees	246
Custodian fees	1,385
Compliance program costs (Note 3)	37
Professional fees	7,425
Printing fees	13,853
Other	191

Total Liabilities	1,196,232

Net Assets	$251,807,338

Represented by:
Capital	$235,567,946
Accumulated undistributed net investment income	1,749,960
Accumulated net realized losses from investments, forward and foreign currency transactions	(64,002,003)
Net unrealized appreciation/(depreciation) from investments	78,558,689
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(68,125)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	871

Net Assets	$251,807,338

15

Statement of Assets and Liabilities (Continued)

December 31, 2013

Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)
Net Assets:
Class I Shares	$53,342,206
Class II Shares	177,450,075
Class IV Shares	21,015,057

Total	$251,807,338

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,443,351
Class II Shares	11,541,727
Class IV Shares	1,356,307

Total	16,341,385

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.49
Class II Shares	$15.37
Class IV Shares	$15.49

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Year Ended December 31, 2013

Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)
INVESTMENT INCOME:
Dividend income	$4,665,632
Foreign tax withholding	(18,668)

Total Income	4,646,964

EXPENSES:
Investment advisory fees	1,500,787
Fund administration fees	129,612
Distribution fees Class II Shares	387,104
Administrative servicing fees Class I Shares	66,883
Administrative servicing fees Class II Shares	232,264
Administrative servicing fees Class IV Shares	29,886
Professional fees	27,003
Printing fees	26,057
Trustee fees	7,876
Custodian fees	8,097
Accounting and transfer agent fees	805
Compliance program costs (Note 3)	784
Other	7,713

Total expenses before earnings credit	2,424,871

Earnings credit (Note 4)	(27)

Net Expenses	2,424,844

NET INVESTMENT INCOME	2,222,120

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	13,852,371
Net realized losses from forward and foreign currency transactions (Note 2)	(966,294)

Net realized gains from investments, forward and foreign currency transactions	12,886,077

Net change in unrealized appreciation/(depreciation) from investments	50,005,677
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	232,233
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	870

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	50,238,780

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	63,124,857

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$65,346,977

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$2,222,120	$2,568,618
Net realized gains from investments, forward and foreign currency transactions	12,886,077	13,674,187
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	50,238,780	15,060,689

Change in net assets resulting from operations	65,346,977	31,303,494

Distributions to Shareholders From:
Net investment income:
Class I	–	(446,468)
Class II	–	(1,320,290)
Class IV	–	(223,576)

Change in net assets from shareholder distributions	–	(1,990,334)

Change in net assets from capital transactions	(1,971,872)	(23,839,875)

Change in net assets	63,375,105	5,473,285

Net Assets:
Beginning of year	188,432,233	182,958,948

End of year	$251,807,338	$188,432,233

Accumulated undistributed net investment income at end of year	$1,749,960	$331,484

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,846,207	$2,634,191
Dividends reinvested	–	446,468
Cost of shares redeemed	(9,355,429)	(8,723,595)

Total Class I Shares	3,490,778	(5,642,936)

Class II Shares
Proceeds from shares issued	19,256,662	4,472,609
Dividends reinvested	–	1,320,290
Cost of shares redeemed	(21,437,038)	(21,442,625)

Total Class II Shares	(2,180,376)	(15,649,726)

Class IV Shares
Proceeds from shares issued	840,516	410,840
Dividends reinvested	–	223,576
Cost of shares redeemed	(4,122,790)	(3,181,629)

Total Class IV Shares	(3,282,274)	(2,547,213)

Change in net assets from capital transactions	$(1,971,872)	$(23,839,875)

18

Statements of Changes in Net Assets (Continued)

	Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund)
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	923,527	240,503
Reinvested	–	39,666
Redeemed	(681,819)	(804,372)

Total Class I Shares	241,708	(524,203)

Class II Shares
Issued	1,404,602	418,454
Reinvested	–	117,843
Redeemed	(1,623,078)	(2,023,644)

Total Class II Shares	(218,476)	(1,487,347)

Class IV Shares
Issued	62,945	37,665
Reinvested	–	19,864
Redeemed	(306,144)	(295,174)

Total Class IV Shares	(243,199)	(237,645)

Total change in shares	(219,967)	(2,249,195)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Invesco NVIT Comstock Value Fund

(Formerly, Van Kampen NVIT Comstock Value Fund)

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (a)
Class I Shares
Year Ended December 31, 2013 (b)	$11.42	0.16	3.91	4.07	–	–	$15.49	35.64%	$53,342,206	0.93%	1.18%	0.93%	16.28%
Year Ended December 31, 2012 (b)	$9.76	0.17	1.63	1.80	(0.14)	(0.14)	$11.42	18.46%	$36,558,677	0.94%	1.55%	0.94%	14.32%
Year Ended December 31, 2011 (b)	$10.13	0.14	(0.37)	(0.23)	(0.14)	(0.14)	$9.76	(2.32)%	$36,364,938	0.96%	1.39%	0.96%	25.55%
Year Ended December 31, 2010 (b)	$8.88	0.11	1.28	1.39	(0.14)	(0.14)	$10.13	15.77%	$42,365,519	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009 (b)	$6.99	0.11	1.86	1.97	(0.08)	(0.08)	$8.88	28.55%	$43,338,047	0.96%	1.52%	0.96%	36.39%

Class II Shares
Year Ended December 31, 2013 (b)	$11.36	0.13	3.88	4.01	–	–	$15.37	35.30%	$177,450,075	1.18%	0.94%	1.18%	16.28%
Year Ended December 31, 2012 (b)	$9.71	0.14	1.62	1.76	(0.11)	(0.11)	$11.36	18.17%	$133,606,077	1.19%	1.30%	1.19%	14.32%
Year Ended December 31, 2011 (b)	$10.08	0.12	(0.38)	(0.26)	(0.11)	(0.11)	$9.71	(2.55)%	$128,660,247	1.18%	1.19%	1.18%	25.55%
Year Ended December 31, 2010 (b)	$8.84	0.09	1.27	1.36	(0.12)	(0.12)	$10.08	15.45%	$125,809,524	1.22%	0.97%	1.22%	34.99%
Year Ended December 31, 2009 (b)	$6.96	0.09	1.86	1.95	(0.07)	(0.07)	$8.84	28.27%	$85,611,402	1.24%	1.30%	1.24%	36.39%

Class IV Shares
Year Ended December 31, 2013 (b)	$11.42	0.16	3.91	4.07	–	–	$15.49	35.64%	$21,015,057	0.93%	1.20%	0.93%	16.28%
Year Ended December 31, 2012 (b)	$9.76	0.17	1.63	1.80	(0.14)	(0.14)	$11.42	18.47%	$18,267,479	0.94%	1.55%	0.94%	14.32%
Year Ended December 31, 2011 (b)	$10.13	0.14	(0.37)	(0.23)	(0.14)	(0.14)	$9.76	(2.32)%	$17,933,763	0.95%	1.40%	0.95%	25.55%
Year Ended December 31, 2010 (b)	$8.89	0.11	1.27	1.38	(0.14)	(0.14)	$10.13	15.64%	$20,517,897	0.97%	1.22%	0.97%	34.99%
Year Ended December 31, 2009 (b)	$6.99	0.11	1.87	1.98	(0.08)	(0.08)	$8.89	28.69%	$21,235,639	0.96%	1.56%	0.96%	36.39%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

December 31, 2013

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Invesco NVIT Comstock Value Fund (Formerly, Van Kampen NVIT Comstock Value Fund) (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

21

Notes to Financial Statements (Continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

22

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,056,049	$—	$—	$5,056,049
Auto Components	2,882,650	—	—	2,882,650
Automobiles	5,724,988	—	—	5,724,988
Building Products	431,294	—	—	431,294
Capital Markets	14,427,976	—	—	14,427,976
Commercial Banks	13,364,460	—	—	13,364,460
Communications Equipment	2,950,065	—	—	2,950,065
Computers & Peripherals	4,709,174	—	—	4,709,174
Diversified Financial Services	22,625,157	—	—	22,625,157
Diversified Telecommunication Services	2,449,528	808,916	—	3,258,444
Electric Utilities	4,010,370	—	—	4,010,370
Electrical Equipment	3,131,011	—	—	3,131,011
Electronic Equipment, Instruments & Components	3,076,267	—	—	3,076,267
Energy Equipment & Services	12,118,616	—	—	12,118,616
Food & Staples Retailing	4,318,248	—	—	4,318,248
Food Products	9,152,639	—	—	9,152,639
Health Care Providers & Services	11,148,131	—	—	11,148,131
Hotels, Restaurants & Leisure	4,006,837	—	—	4,006,837
Household Durables	1,674,074	—	—	1,674,074
Industrial Conglomerates	5,575,279	—	—	5,575,279
Insurance	10,747,540	—	—	10,747,540
Internet Software & Services	5,198,273	—	—	5,198,273
Machinery	3,671,237	—	—	3,671,237
Media	19,586,059	—	—	19,586,059
Metals & Mining	2,557,769	—	—	2,557,769
Multiline Retail	4,239,868	—	—	4,239,868
Multi-Utilities	1,690,511	—	—	1,690,511
Oil, Gas & Consumable Fuels	24,956,574	—	—	24,956,574
Paper & Forest Products	2,783,286	—	—	2,783,286
Pharmaceuticals	21,375,961	3,679,738	—	25,055,699
Semiconductors & Semiconductor Equipment	2,085,315	—	—	2,085,315
Software	6,124,812	—	—	6,124,812
Wireless Telecommunication Services	2,451,922	—	—	2,451,922
Total Common Stocks	$240,301,940	$4,488,654	$—	$244,790,594
Forward Foreign Currency Contracts	—	12,607	—	12,607
Mutual Fund	7,290,518	—	—	7,290,518
Total Assets	$247,592,458	$4,501,261	$—	$252,093,719
Liabilities:
Forward Foreign Currency Contracts	—	(80,732)	—	(80,732)
Total Liabilities	$—	$(80,732)	$—	$(80,732)
Total	$247,592,458	$4,420,529	$—	$252,012,987
Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

23

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

24

Notes to Financial Statements (Continued)

December 31, 2013

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$12,607
Total		$12,607
Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(80,732)
Total		$(80,732)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(1,255,590)
Total	$(1,255,590)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$232,233
Total	$232,233

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the year ended December 31, 2013.

(d)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11, as amended by ASU No. 2013-01 clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information will enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

25

Notes to Financial Statements (Continued)

December 31, 2013

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (forward foreign currency contracts). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$12,607	$—	$12,607
Total	$12,607	$—	$12,607

Amounts designated as “—” are zero.

26

Notes to Financial Statements (Continued)

December 31, 2013

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Bank of New York	$4,471	$(4,471)	$—	$—
Citibank NA	4,047	(4,047)	—	—
State Street Bank and Trust	4,089	(4,089)	—	—
Total	$12,607	$(12,607)	$—	$—

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(80,732)	$—	$(80,732)
Total	$(80,732)	$—	$(80,732)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of New York	$(19,591)	$4,471	$—	$(15,120)
Canadian Imperial Bank of Commerce	(23,936)	—	—	(23,936)
Citibank NA	(17,409)	4,047	—	(13,362)
State Street Bank and Trust	(19,796)	4,089	—	(15,707)
Total	$(80,732)	$12,607	$—	$(68,125)

Amounts designated as “—” are zero.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

27

Notes to Financial Statements (Continued)

December 31, 2013

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses and passive foreign investment company gain/loss on sales. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Losses from Investments, Forward and Foreign Currency Transactions
$(21,550)	$(803,644)	$825,194

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

28

Notes to Financial Statements (Continued)

December 31, 2013

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Invesco Advisers, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $50 million	0.80%
$50 million up to $250 million	0.65%
$250 million up to $500 million	0.60%
$500 million and more	0.55%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $129,612 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $784.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

29

Notes to Financial Statements (Continued)

December 31, 2013

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2013, NFS earned $329,033 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $34,214,348 and sales of $37,785,736 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

30

Notes to Financial Statements (Continued)

December 31, 2013

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $5,543 of brokerage commissions.

9.  Federal Tax Information

The Fund did not make any distributions for the year ended December 31, 2013.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,990,334	$—	$1,990,334	$—	$1,990,334

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,913,044	$—	$1,913,044	$(59,013,853)	$73,340,201	$16,239,392

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

As of December 31, 2013, the tax cost of securities excluding derivative contracts and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$178,741,782	$75,870,806	$(2,531,476)	$73,339,330

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

31

Notes to Financial Statements (Continued)

December 31, 2013

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$59,013,853	2017

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $12,262,120 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of Invesco NVIT Comstock Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Invesco NVIT Comstock Value Fund (formerly Van Kampen NVIT Comstock Value Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

33

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

34

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

35

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

37

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

38

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

39

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

40

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

41

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

42

Glossary (con’t)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

43

Annual Report

December 31, 2013

Loring Ward NVIT Capital Appreciation Fund

AR-LW-CAP 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	Loring Ward NVIT Capital Appreciation Fund

For the period from the Fund’s inception on January 7, 2013, through December 31, 2013, the Loring Ward NVIT Capital Appreciation Fund (Class P) returned 20.82% versus 30.44% for its benchmark, the Russell 3000® Index. For broader comparison, for the 11-month period ended December 31, 2013, the Fund returned 18.10% versus the median return for the Fund’s Lipper variable insurance products peer category of Global Growth Funds (consisting of 54 funds as of December 31, 2013) of 19.60% for the same time period.

Market Overview

U.S. stock markets experienced their best year since 1997, with the S&P 500® Index gaining over 32%. Much of this growth was fueled by an improving economy and strong corporate profits. Ben Bernanke, in his last meeting as Federal Reserve Chairman, announced that the Fed would slowly start to scale back (taper) its purchases of debt securities from $85 billion a month to $75 billion a month, along with keeping short-term interest rates near zero for the foreseeable future.

With the view that the Fed wouldn’t start tapering until it felt the economy was moving in the right direction, this seemed to be just what the market was looking for as stocks continued to rally, and long-term interest rates moved only very modestly following the news. In a year with government shutdowns, sequestration, tax hikes and massive Fed intervention, the hopes for 2014 are to get less news out of Washington, D.C., and more room for the economy to forge its own course.

Key to our investment strategy is efficiently diversifying our global exposure, with roughly 40% of our stock exposure in international markets. After achieving vast global diversification we add tilts in the portfolio to areas where we believe the extra risks are rewarded with premiums over time, such as emphasizing deep-value securities and small-cap securities. For further diversification we add smaller allocations to emerging markets and real estate investment trusts. In the fixed-income area, we invest in shorter-term, high-credit-quality bonds in order to reduce the overall volatility of the portfolio.

Capital Appreciation Model Performance Attribution:

Contributors:

•

The model’s exposure to smaller market cap securities is the primary contributor to Fund performance, as small-cap stocks outperformed large-cap stocks by more than 5% for 2013. U.S. and international small-cap securities represented 10% and 9% of the portfolio, respectively.

•

Superior manager selection in underlying DFA VA Large Value and DFA US Core Equity I funds resulted in significant outperformance. The DFA VA US Large Value Fund returned 8% more than its benchmark, the Russell 1000® Value TR Index, and the DFA US Small Cap Fund outperformed the Russell 2000® TR Index by 3.5%. Other DFA equity funds on average outperformed their benchmarks by 0% to 2%.

Detractors:

•

The primary detractors were the model’s exposure to REITs and emerging markets securities. The model has a 5% allocation to REITs. This asset class gained 1.2% for 2013, significantly underperforming the broad U.S. equity market, which gained 32% as measured by the S&P 500 Index.

•

The model has a 7% allocation to emerging markets securities. This asset class lost 2.6% for 2013, significantly underperforming the broad international equity market, which gained 23% as measured by the MSCI EAFE® Index.

Derivatives

Loring Ward has not purchased any derivatives within the model allocations for the Nationwide Variable Insurance Trust. Loring Ward invests solely in open-ended mutual funds.

Recap

Key to our investment philosophy is maintaining a consistent, strategic market exposure over the long term. This strategy is academically proven over the long run, and worked extremely well in 2013 when many active managers were positioning for a market pullback. The

5

Fund Commentary (con’t.)	Loring Ward NVIT Capital Appreciation Fund

predetermined tilts toward value and small-cap securities significantly improved portfolio returns. While the emerging market and real estate investment trust exposures within the Capital Appreciation model underperformed in 2013, they remain excellent diversifiers and retain excellent long-term track records. Using DFA as a mutual fund provider brought value to every stock asset class. We believe we are well positioned to participate in future capital market returns and provide well-diversified exposure to investors in the Nationwide Variable Insurance Trust.

Loring Ward’s Asset Class Investing portfolios are strategically invested with a focus on long-term performance objectives. Portfolio allocations and investments are not adjusted in response to market news or economic events; however, we evaluate and report on market and economic conditions to provide our investors with perspective and to put portfolio performance in proper context.

Subadviser:

LWI Financial Inc.

Portfolio Managers:

Matthew J. Carvalho, Joni L. Clark and Sheldon P. McFarland

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds sponsored by Dimensional Fund Advisors LP. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	Loring Ward NVIT Capital Appreciation Fund

Objective

The Fund seeks primarily to provide growth of capital, and secondarily current income.

Highlights

•

Since inception, the Loring Ward NVIT Capital Appreciation Fund (Class P) returned 20.82%, underperforming the benchmark by 9.62%. From the beginning of February through the end of 2013, the Fund underperformed the Lipper peer group by 1.50%.

•	The model’s exposure to smaller market cap securities was the primary contributor to Fund performance.

•	The primary detractors from Fund performance were the model’s exposure to REITs and emerging markets securities.

Asset Allocation†

Equity Funds	87.4%
Fixed Income Funds	11.2%
Money Market Fund	1.7%
Liabilities in excess of other assets	(0.3)%
100.0%

Top Holdings ††

DFA U.S. Core Equity 1 Portfolio, Institutional Class	22.3%
DFA VA International Value Portfolio	18.0%
DFA VA U.S. Large Value Portfolio	16.4%
DFA U.S. Small Cap Portfolio, Institutional Class	11.0%
DFA VA International Small Portfolio	9.3%
DFA VA Global Bond Portfolio	6.0%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	5.9%
DFA VA Short-Term Fixed Portfolio	5.2%
DFA Real Estate Securities Portfolio, Institutional Class	4.2%
NVIT Money Market Fund, Class Y	1.7%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	Loring Ward NVIT Capital Appreciation Fund

Average Annual Total Return1

(For the period ended December 31, 2013)

Inception[2]
Class II	20.57%
Class P	20.82%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of January 7, 2013. Not annualized.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.20%	1.10%
Class P	1.05%	0.95%

*	Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	Loring Ward NVIT Capital Appreciation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class P shares of the Loring Ward NVIT Capital Appreciation Fund since inception through 12/31/13 versus performance of the Russell 3000® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	Loring Ward NVIT Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

December 31, 2013

Loring Ward NVIT Capital Appreciation Fund			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13—12/31/13[a]	Expense Ratio During Period (%) 07/01/13—12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,139.60	3.78	0.70
	Hypothetical	[b,c]	1,000.00	1,021.68	3.57	0.70
Class P Shares	Actual	[b]	1,000.00	1,139.80	3.13	0.58
	Hypothetical	[b,c]	1,000.00	1,022.28	2.96	0.58

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

Loring Ward NVIT Capital Appreciation Fund

Mutual Funds 100.3%

	Shares	Market Value

Equity Funds 87.4%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	6,257	$121,752
DFA Real Estate Securities Portfolio, Institutional Class	3,339	86,587
DFA U.S. Core Equity 1 Portfolio, Institutional Class	27,629	456,978
DFA U.S. Small Cap Portfolio, Institutional Class	7,286	225,879
DFA VA International Small Portfolio	15,419	189,496
DFA VA International Value Portfolio	27,869	367,593
DFA VA U.S. Large Value Portfolio	15,299	334,732

Total Equity Funds (cost $1,568,257)		1,783,017

Fixed Income Funds 11.2%
DFA VA Global Bond Portfolio	11,572	123,238
DFA VA Short-Term Fixed Portfolio	10,384	105,809

Total Fixed Income Funds (cost $231,661)		229,047

Money Market Fund 1.7%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	34,913	34,913

Total Money Market Fund (cost $34,913)		34,913

Total Mutual Funds (cost $1,834,831)		2,046,977

Total Investments (cost $1,834,831) (c) — 100.3%		2,046,977

Liabilities in excess of other assets — (0.3)%		(6,487)

NET ASSETS — 100.0%		$2,040,490

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2013.

(b)	Investment in affiliate.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

Loring Ward NVIT Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $34,913)	$34,913
Investments in non-affiliates, at value (cost $1,799,918)	2,012,064

Total Investments	2,046,977

Cash	1,284
Receivable for capital shares issued	6,182
Receivable for investment advisory fees	7,486
Prepaid expenses	8

Total Assets	2,061,937

Liabilities:
Payable for investments purchased	6,182
Accrued expenses and other payables:
Fund administration fees	3,766
Distribution fees	416
Accounting and transfer agent fees	20
Trustee fees	2
Custodian fees	53
Compliance program costs (Note 3)	26
Professional fees	5,989
Printing fees	2,742
Other	2,251

Total Liabilities	21,447

Net Assets	$2,040,490

Represented by:
Capital	$1,786,177
Accumulated undistributed net investment income	1,067
Accumulated net realized gains from non-affiliated investments	41,100
Net unrealized appreciation/(depreciation) from investments in non-affiliates	212,146

Net Assets	$2,040,490

Net Assets:
Class II Shares	$829,833
Class P Shares	1,210,657

Total	$2,040,490

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	68,960
Class P Shares	102,384

Total	171,344

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.03
Class P Shares	$11.82

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Period Ended December 31, 2013

Loring Ward NVIT Capital Appreciation Fund(a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$28,879

Total Income	28,879

EXPENSES:
Organization and offering costs	10,041
Investment advisory fees	3,335
Fund administration fees	31,197
Distribution fees Class II	804
Distribution fees Class P	2,671
Administrative servicing fees Class II	376
Professional fees	13,047
Printing fees	8,402
Trustee fees	51
Custodian fees	161
Accounting and transfer agent fees	94
Compliance program costs (Note 3)	31
Other	3,002

Total expenses before earnings credit and expenses reimbursed	73,212

Earnings credit (Note 5)	(105)
Expenses reimbursed by adviser (Note 3)	(64,660)

Net Expenses	8,447

NET INVESTMENT INCOME	20,432

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying non-affiliated funds	41,307
Net realized gains from investment transactions with non-affiliates	6,390

Net realized gains from non-affiliated investments	47,697

Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	212,146

Net realized/unrealized gains from non-affiliated investments	259,843

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$280,275

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

13

Statement of Changes in Net Assets

Loring Ward NVIT Capital Appreciation Fund
Period ended December 31, 2013 (a)
Operations:
Net investment income	$20,432
Net realized gains from non-affiliated investments	47,697
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	212,146

Change in net assets resulting from operations	280,275

Distributions to Shareholders From:
Net investment income:
Class II	—
Class P	(23,240)
Net realized gains:
Class II	(1,815)
Class P	(2,705)

Change in net assets from shareholder distributions	(27,760)

Change in net assets from capital transactions	1,787,975

Change in net assets	2,040,490

Net Assets:
Beginning of period	—

End of period	$2,040,490

Accumulated undistributed net investment income at end of period	$1,067

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$787,134
Dividends reinvested	1,815
Cost of shares redeemed	(29,663)

Total Class II Shares	759,286

Class P Shares
Proceeds from shares issued	1,003,439
Dividends reinvested	25,945
Cost of shares redeemed	(695)

Total Class P Shares	1,028,689

Change in net assets from capital transactions	$1,787,975

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

14

Statement of Changes in Net Assets (Continued)

Loring Ward NVIT Capital Appreciation Fund
Period ended December 31, 2013 (a)

CAPITAL TRANSACTIONS: (continued)
SHARE TRANSACTIONS:
Class II Shares
Issued	71,631
Reinvested	153
Redeemed	(2,824)

Total Class II Shares	68,960

Class P Shares
Issued	100,227
Reinvested	2,218
Redeemed	(61)

Total Class P Shares	102,384

Total change in shares	171,344

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

Amounts designated as “-” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Loring Ward NVIT Capital Appreciation Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Period Ended December 31, 2013 (e)(f)	$10.00	0.28	1.78	2.06	—	(0.03)	(0.03)	$12.03	20.57%	$829,833	0.70%	2.54%	5.43%	5.79%

Class P Shares
Period Ended December 31, 2013(e)(f)	$10.00	0.12	1.96	2.08	(0.23)	(0.03)	(0.26)	$11.82	20.82%	$1,210,657	0.59%	1.13%	5.20%	5.79%

Amount designated as "–" is zero or has been rounded to zero.

(a)	Not annualized for period less than one year.
(b)	Annualized for period less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares and is not annualized for period less than one year.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of January 7, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Loring Ward NVIT Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other funds sponsored by Dimensional Fund Advisors LP (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on January 8, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

17

Notes to Financial Statements (Continued)

December 31, 2013

Shares of the unaffiliated and affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Funds valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

The following is the valuation policy of the affiliated Underlying Fund:

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds, distribution redesignation, and non-deductible 12b-1 fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Distributions in Excess of Net Investment Income	Accumulated Net Realized Gains from Non- Affiliated Investments
$(1,798)	$3,875	$(2,077)

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

18

Notes to Financial Statements (Continued)

December 31, 2013

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended December 31, 2013, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.24%
$500 million and more	0.20

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.33% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the

19

Notes to Financial Statements (Continued)

December 31, 2013

Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2013 Amount	Total
$ 64,660	$64,660

During the period ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended December 31, 2013, NFM earned $31,197 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended December 31, 2013, the Fund’s portion of such costs amounted to $31.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II and Class P shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended December 31, 2013, NFS earned $376 in administrative services fees from the Fund.

20

Notes to Financial Statements (Continued)

December 31, 2013

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Fund. The Fund’s transactions in the shares of the Underlying Fund during the period from January 8, 2013 (commencement of operations) through December 31, 2013 were as follows:

Affiliated Issuer	Market Value at January 7, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT Money Market Fund, Class Y	$—	$36,798	$1,885	$—	$—	$34,913

Amounts designated as “—” are zero or have been rounded to zero.

Further information about the affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the period ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the period ended December 31, 2013, the Fund had purchases of $1,910,079 and sales of $81,638 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of the investment in the affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

21

Notes to Financial Statements (Continued)

December 31, 2013

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$27,760	$—	$27,760	$—	$27,760

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$3,247	$39,236	$42,483	$—	$211,830	$254,313

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,835,147	$224,476	$(12,646)	$211,830

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

Loring Ward NVIT Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Loring Ward NVIT Capital Appreciation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the period January 8, 2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

23

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 21.11%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $14,122 or $0.0824 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $562 or $0.0033 per outstanding share.

24

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

25

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

28

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

29

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

30

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

31

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

32

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

33

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

34

Annual Report

December 31, 2013

Loring Ward NVIT Moderate Fund

AR-LW-MOD 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM. Nationwide, Nationwide Financial, the Nationwide framemark,

Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with smallcapitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	Loring Ward NVIT Moderate Fund

For the period from the Fund’s inception on January 7, 2013, through December 31, 2013, the Loring Ward NVIT Moderate Fund (Class P) returned 17.80% versus 30.44% for its benchmark, the Russell 3000® Index. For broader comparison, for the 11-month period ended December 31, 2013, the Fund returned 15.49% versus the median return for the Fund’s Lipper variable insurance products peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 292 funds as of December 31, 2013) of 15.25% for the same time period.

Market Overview

U.S. stock markets experienced their best year since 1997, with the S&P 500® Index gaining over 32%. Much of this growth was fueled by an improving economy and strong corporate profits. Ben Bernanke, in his last meeting as Federal Reserve Chairman, announced that the Fed would slowly start to scale back (taper) its purchases of debt securities from $85 billion a month to $75 billion a month, along with keeping short-term interest rates near zero for the foreseeable future.

With the view that the Fed wouldn’t start tapering until it felt the economy was moving in the right direction, this seemed to be just what the market was looking for as stocks continued to rally, and long-term interest rates moved only very modestly following the news. In a year with government shutdowns, sequestration, tax hikes and massive Fed intervention, the hopes for 2014 are to get less news out of Washington, D.C., and more room for the economy to forge its own course.

Key to our investment strategy is efficiently diversifying our global exposure, with roughly 40% of our stock exposure in international markets. After achieving vast global diversification we add tilts in the portfolio to areas where we believe the extra risks are rewarded with premiums over time, such as emphasizing deep-value securities and small-cap securities. For further diversification we add smaller allocations to emerging markets and real estate investment trusts. In the fixed-income area, we invest in shorter-term, high-credit-quality bonds in order to reduce the overall volatility of the portfolio.

Moderate Model Performance Attribution:

Contributors:

•

The model’s exposure to smaller market cap securities is the primary contributor to Fund performance, as small-cap stocks outperformed large-cap stocks by more than 5% for 2013. U.S. and international small-cap securities represented 8% and 9% of the portfolio, respectively.

•

Superior manager selection in underlying DFA VA Large Value and DFA US Core Equity I funds resulted in significant outperformance. The DFA VA US Large Value Fund returned 8% more than its benchmark, the Russell 1000® Value TR Index, and the DFA US Small Cap Fund outperformed the Russell 2000® TR Index by 3.5%. Other DFA equity funds on average outperformed their benchmarks by 1% to 2% during the period.

Detractors:

•

The portfolio’s fixed-income strategy underperformed the benchmark BofA Merrill Lynch (BofAML) AAA U.S. Treasury/Agency 1-3 Year TR Index primarily due to the longer duration of the strategy relative to the benchmark in a period when interest rates were rising.

Loring Ward’s Asset Class Investing portfolios are strategically invested with a focus on long-term performance objectives. Portfolio allocations and investments are not adjusted in response to market news or economic events; however, we evaluate and report on market and economic conditions to provide our investors with perspective and to put portfolio performance in proper context.

The Fund did not utilize derivatives during the period.

Subadviser:

LWI Financial Inc.

Portfolio Managers:

Matthew J. Carvalho, Joni L. Clark and Sheldon P. McFarland

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds sponsored by Dimensional Fund Advisors LP.

5

Fund Commentary (con’t)	Loring Ward NVIT Moderate Fund

Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	Loring Ward NVIT Moderate Fund

Objective

The Fund seeks a high level of total return consistent with a moderate level of risk.

Highlights

•

Since inception, the Loring Ward NVIT Moderate Fund (Class P) returned 17.80%, underperforming the benchmark by 12.64%. From the beginning of February through the end of 2013, the Fund outperformed the Lipper peer group by 0.24%.

•	The model’s exposure to smaller market cap securities was the primary contributor to Fund performance.

•	The portfolio’s fixed-income strategy underperformed the benchmark.

Asset Allocation†

Equity Funds	69.1%
Fixed Income Funds	29.3%
Money Market Fund	1.8%
Liabilities in excess of other assets	(0.2)%
100.0%

Top Holdings††

DFA U.S. Core Equity 1 Portfolio, Institutional Class	20.2%
DFA VA International Value Portfolio	17.5%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	14.9%
DFA VA Short-Term Fixed Portfolio	14.3%
DFA VA U.S. Large Value Portfolio	13.0%
DFA VA International Small Portfolio	9.5%
DFA U.S. Small Cap Portfolio, Institutional Class	8.8%
NVIT Money Market Fund, Class Y	1.8%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	Loring Ward NVIT Moderate Fund

Average Annual Total Return1

(For the period ended December 31, 2013)

Inception[2]
Class II	17.74%
Class P	17.80%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of January 7, 2013. Not annualized.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.15%	1.05%
Class P	1.00%	0.90%

*	Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	Loring Ward NVIT Moderate Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class P shares of the Loring Ward NVIT Moderate Fund since inception through 12/31/13 versus performance of the Russell 3000® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	Loring Ward NVIT Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Loring Ward NVIT Moderate Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,126.70	3.81	0.71
	Hypothetical	[b,c]	1,000.00	1,021.63	3.62	0.71
Class P Shares	Actual	[b]	1,000.00	1,127.20	3.11	0.58
	Hypothetical	[b,c]	1,000.00	1,022.28	2.96	0.58

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

Loring Ward NVIT Moderate Fund

Mutual Funds 100.2%

	Shares	Market Value

Equity Funds 69.1%
DFA U.S. Core Equity 1 Portfolio, Institutional Class	49,489	$818,542
DFA U.S. Small Cap Portfolio, Institutional Class	11,464	355,390
DFA VA International Small Portfolio	31,293	384,596
DFA VA International Value Portfolio	53,542	706,213
DFA VA U.S. Large Value Portfolio	23,988	524,862

Total Equity Funds (cost $2,478,381)		2,789,603

Fixed Income Funds 29.3%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	49,216	603,388
DFA VA Short-Term Fixed Portfolio	56,757	578,356

Total Fixed Income Funds (cost $1,204,005)		1,181,744

Money Market Fund 1.8%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	72,048	72,048

Total Money Market Fund (cost $72,048)		72,048

Total Mutual Funds (cost $3,754,434)		4,043,395

Total Investments (cost $3,754,434) (c) — 100.2%		4,043,395

Liabilities in excess of other assets — (0.2)%		(8,917)

NET ASSETS — 100.0%		$4,034,478

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2013.

(b)	Investment in affiliate.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

11

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

December 31, 2013

Loring Ward NVIT Moderate Fund
Assets:
Investments in affiliates, at value (cost $72,048)	$72,048
Investments in non-affiliates, at value (cost $3,682,386)	3,971,347

Total Investments	4,043,395

Receivable for investments sold	103
Receivable for investment advisory fees	6,806
Prepaid expenses	9

Total Assets	4,050,313

Liabilities:
Payable for capital shares redeemed	103
Accrued expenses and other payables:
Fund administration fees	3,803
Distribution fees	836
Accounting and transfer agent fees	12
Trustee fees	21
Custodian fees	55
Compliance program costs (Note 3)	22
Professional fees	5,993
Printing fees	2,742
Other	2,248

Total Liabilities	15,835

Net Assets	$4,034,478

Represented by:
Capital	$3,680,012
Accumulated undistributed net investment income	1,479
Accumulated net realized gains from non-affiliated investments	64,026
Net unrealized appreciation/(depreciation) from investments in non-affiliates	288,961

Net Assets	$4,034,478

Net Assets:
Class II Shares	$2,798,295
Class P Shares	1,236,183

Total	$4,034,478

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	240,654
Class P Shares	107,778

Total	348,432

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.63
Class P Shares	$11.47

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Period Ended December 31, 2013

Loring Ward NVIT Moderate Fund (a)
INVESTMENT INCOME:
Dividend income from non-affiliates	$55,501

Total Income	55,501

EXPENSES:
Organization and offering costs	10,041
Investment advisory fees	5,687
Fund administration fees	31,410
Distribution fees Class II	3,261
Distribution fees Class P	2,663
Administrative servicing fees Class II	1,618
Professional fees	13,081
Printing fees	8,108
Trustee fees	102
Custodian fees	156
Accounting and transfer agent fees	77
Compliance program costs (Note 3)	31
Other	3,003

Total expenses before earnings credit and expenses reimbursed	79,238

Earnings credit (Note 5)	(97)
Expenses reimbursed by adviser (Note 3)	(63,751)

Net Expenses	15,390

NET INVESTMENT INCOME	40,111

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying non-affiliated funds	65,744
Net realized gains from investment transactions with non-affiliates	23,230

Net realized gains from non-affiliated investments	88,974

Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	288,961

Net realized/unrealized gains from non-affiliated investments	377,935

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$418,046

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

13

Statement of Changes in Net Assets

Loring Ward NVIT Moderate Fund
Period ended December 31, 2013 (a)
Operations:
Net investment income	$40,111
Net realized gains from non-affiliated investments	88,974
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	288,961

Change in net assets resulting from operations	418,046

Distributions to Shareholders From:
Net investment income:
Class II	(19,266)
Class P	(25,702)
Net realized gains:
Class II	(14,747)
Class P	(6,504)

Change in net assets from shareholder distributions	(66,219)

Change in net assets from capital transactions	3,682,651

Change in net assets	4,034,478

Net Assets:
Beginning of period	–

End of period	$4,034,478

Accumulated undistributed net investment income at end of period	$1,479

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$3,099,129
Dividends reinvested	34,013
Cost of shares redeemed	(538,915)

Total Class II Shares	2,594,227

Class P Shares
Proceeds from shares issued	1,061,011
Dividends reinvested	32,206
Cost of shares redeemed	(4,793)

Total Class P Shares	1,088,424

Change in net assets from capital transactions	$3,682,651

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

14

Statement of Changes in Net Assets (Continued)

Loring Ward NVIT Moderate Fund
Period ended December 31, 2013 (a)
SHARE TRANSACTIONS:
Class II Shares
Issued	289,564
Reinvested	2,950
Redeemed	(51,860)

Total Class II Shares	240,654

Class P Shares
Issued	105,360
Reinvested	2,833
Redeemed	(415)

Total Class P Shares	107,778

Total change in shares	348,432

Amount designated as “–” is zero or has been rounded to zero.

(a)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Loring Ward NVIT Moderate Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Period Ended December 31, 2013 (e)(f)	$10.00	0.23	1.54	1.77	(0.08)	(0.06)	(0.14)	$11.63	17.74%	$2,798,295	0.71%	2.11%	3.17%	24.51%

Class P Shares
Period Ended December 31, 2013 (e)(f)	$10.00	0.12	1.66	1.78	(0.25)	(0.06)	(0.31)	$11.47	17.80%	$1,236,183	0.58%	1.16%	3.54%	24.51%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares and not annualized for periods less than one year.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from January 8, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of January 7, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Loring Ward NVIT Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other funds sponsored by Dimensional Fund Advisors LP (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on January 8, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

17

Notes to Financial Statements (Continued)

December 31, 2013

Shares of the unaffiliated and affiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

For additional information about the unaffiliated Underlying Funds valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

The following is the valuation policy of the affiliated Underlying Fund:

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds, non-deductible 12b-1 fees, and non-deductible offering costs. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from non-affiliated investments
$(2,639)	$6,336	$(3,697)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

18

Notes to Financial Statements (Continued)

December 31, 2013

understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended December 31, 2013, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.24%
$500 million and more	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.33% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

19

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2013 Amount	Total
$63,751	$63,751

During the period ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended December 31, 2013, NFM earned $31,410 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended December 31, 2013, the Fund’s portion of such costs amounted to $31.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class P shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended December 31, 2013, NFS earned $1,618 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are

20

Notes to Financial Statements (Continued)

December 31, 2013

in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Fund. The Fund’s transactions in the shares of the Underlying Fund during the period from January 8, 2013 (commencement of operations) through December 31, 2013 were as follows:

Affiliated Issuer	Market Value at January 7, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT Money Market Fund, Class Y	$—	$83,973	$11,925	$—	$—	$72,048

Amounts designated as “—” are zero or have been rounded to zero.

Further information about the affiliated Underlying Fund may be found in such underlying fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the period ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the period ended December 31, 2013, the Fund had purchases of $4,321,183 and sales of $589,980 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of the investment in the affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the

21

Notes to Financial Statements (Continued)

December 31, 2013

Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$66,219	$—	$66,219	$—	$66,219

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$4,190	$62,047	$66,237	$—	$288,229	$354,466

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$3,755,166	$311,775	$(23,546)	$288,229

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

Loring Ward NVIT Moderate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Loring Ward NVIT Moderate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the period January 8, 2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

23

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $23,764 or $0.0682 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $848 or $0.0024 per outstanding share.

24

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

25

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

27

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

28

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

29

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

30

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

31

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

32

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

33

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

34

Annual Report

December 31, 2013

Neuberger Berman NVIT Multi Cap Opportunities Fund

AR-MCO 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	Neuberger Berman NVIT Multi Cap Opportunities Fund

For the annual period ended December 31, 2013, the Neuberger Berman NVIT Multi Cap Opportunities Fund (Class I) returned 43.82% versus 32.39% for its benchmark, the S&P 500® Index and 32.53% for its former benchmark, the Russell 1000® Value Index*. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Core Funds (consisting of 231 funds as of December 31, 2013) was 32.79% for the same time period.

*	The benchmark for the Fund changed from the Russell 1000® Value Index to the S&P 500® Index on April 1, 2013.

Market Overview

U.S. equities were one of the best-performing asset classes in 2013, generating another strong year of absolute performance. The S&P 500® Index gained 32% for the year, including an 11% gain in the fourth quarter. Performance in 2013 was driven by continued economic growth, strong corporate earnings and improved investor sentiment.

U.S. gross domestic product (GDP) continues to expand at a stable pace. We believe the U.S. economy is stronger than generally perceived. Higher energy production and continued improvement in the housing and labor markets are key components of the ongoing recovery. The Federal Reserve maintained a supportive monetary policy throughout 2013. The changes communicated going into 2014 suggest that the Fed’s policy continues to support economic expansion. This environment has been conducive to growth in corporate earnings and free cash flow.

The U.S. government made progress on many fiscal policy issues throughout 2013. In addition, monetary policy became more synchronized and accommodative internationally, which has positive implications for global growth. The reduction of macroeconomic uncertainty led to a significant decline in stock correlations. This provided a favorable environment for active managers.

As we enter 2014, we believe continued economic growth, strong company fundamentals and reasonable valuations provide an opportunity for attractive equity returns.

Portfolio Strategy

Portfolio construction is an important component of our investment process and consists of three investment categories: Special Situation, Opportunistic, and Classic investments. This balanced approach is designed to mitigate risk, while generating alpha through stock selection in various market environments. All three investment categories positively contributed to Fund performance in 2013, and we continue to find compelling opportunities in each category.

The core of our investment process is an unwavering focus on a company’s generation of free cash flow and its use by management. We believe free cash flow is a purer measure of a company’s value creation, whereas income statement earnings can be obfuscated by various accounting methods. Our analysis considers the stability and sources of free cash flow generation, as well as the potential uses of this capital. This investment focus enables us to look across sectors, market capitalizations and risk profiles to find opportunities, particularly during periods of increased market volatility.

The portfolio finished the reporting period with an overweight in consumer discretionary, industrials and materials, while holding an underweight in financials and information technology, and no exposure to telecommunications. The overweight position in consumer discretionary and industrials served the portfolio well during the reporting period, as these two sectors were among the top-performing sectors in the market for the reporting period. Superior stock selection across sectors and market capitalizations was the primary driver of portfolio outperformance for the reporting period.

The largest contributors relative to the benchmark included Boeing Co, Hanesbrands Inc and Sealed Air Corporation.

The largest detractors relative to the benchmark included Cenovus Energy, Inc., McDermott International Inc. and Covanta Holding Corporation.

5

Fund Commentary (con’t.)	Neuberger Berman NVIT Multi Cap Opportunities Fund

Outlook

We believe the equity environment in 2014 will likely favor active managers with a demonstrated ability to deliver value through stock selection. This environment reflects reasonable stock valuations, moderate and steady economic growth and strong corporate fundamentals. These factors and a potentially changing interest rate environment suggest that equities, as an asset class, have the potential to remain a sound long-term investment both in absolute terms and relative to fixed income and other alternatives.

We believe the current environment is attractive for free cash flow-oriented investing. Companies have some of the healthiest balance sheets in recent history, and free cash flow generation remains strong. As a result, management teams have a significant opportunity to create value for shareholders by allocating capital effectively. Dividend increases, share repurchase programs, cash accumulation, debt retirement, organic growth initiatives, selective and highly accretive acquisitions — all can accrue to the benefit of equity holders. When company-specific drivers are in focus, high-conviction active managers have the potential to add value for their clients through stock selection. We believe deep fundamental analysis centered on free cash flow and capital structure efficiency can be an important driver of performance in 2014 and beyond.

As we evaluate both potential new positions and current portfolio holdings, we will continue to do so with a long-term investment perspective in mind. As always, our focus is to grow our clients’ assets through the disciplined application of our investment philosophy and process.

Subadviser:

Neuberger Berman Management LLC

Portfolio Manager:

Richard S. Nackenson

The Fund is subject to the risks of investing in equity securities, including smaller and mid-sized companies and special situation companies. The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund is also subject to the risks of investing in foreign securities. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	Neuberger Berman NVIT Multi Cap Opportunities Fund

Objective

The Fund seeks long-term capital growth.

Highlights

•	The Neuberger Berman NVIT Multi Cap Opportunities Fund (Class I) returned 43.82%, outperforming the current benchmark, the S&P 500® Index by 11.43% and the Lipper peer group by 11.03%.

•	The Fund’s overweight position in consumer discretionary and industrials served the portfolio well, as these two sectors were among the top-performing sectors in the market for the reporting period.

•	Superior stock selection across sectors and market capitalizations was the primary driver of portfolio outperformance for the reporting period.

Asset Allocation†

Common Stocks	99.0%
Mutual Fund	0.9%
Other assets in excess of liabilities	0.1%
100.0%

Top Holdings††

Boeing Co. (The)	3.9%
JPMorgan Chase & Co.	3.7%
Berkshire Hathaway, Inc., Class B	3.6%
Cardinal Health, Inc.	3.4%
3M Co.	3.3%
HCA Holdings, Inc.	3.3%
Pfizer, Inc.	3.2%
Hyatt Hotels Corp., Class A	3.2%
Apple, Inc.	3.1%
Omnicom Group, Inc.	3.1%
Other Holdings	66.2%
100.0%

Top Industries††

Health Care Providers & Services	9.3%
Food Products	6.7%
Software	6.0%
Road & Rail	5.9%
Oil, Gas & Consumable Fuels	5.7%
Aerospace & Defense	5.4%
Hotels, Restaurants & Leisure	4.6%
Diversified Financial Services	3.7%
Insurance	3.6%
Electrical Equipment	3.6%
Other Industries	45.5%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	Neuberger Berman NVIT Multi Cap Opportunities Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	43.82%	21.32%	6.73%
Class II	43.53%	21.20%	6.53%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio*
Class I	0.86%
Class II	0.96%

*	Current effective prospectus dated May 1, 2013 supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance	Neuberger Berman NVIT Multi Cap Opportunities Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Neuberger Berman NVIT Multi Cap Opportunities Fund since inception through 12/31/13 versus performance of the S&P 500® Index (current benchmark), the Russell 1000® Value Index (former benchmark) and the Consumer Price Index (CPI). Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	Neuberger Berman NVIT Multi Cap Opportunities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Neuberger Berman NVIT Multi Cap Opportunities Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,221.40	4.70	0.84
	Hypothetical	[a,b]	1,000.00	1,020.97	4.28	0.84
Class II Shares	Actual	[a]	1,000.00	1,220.20	5.26	0.94
	Hypothetical	[a,b]	1,000.00	1,020.47	4.79	0.94

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.0%

	Shares	Market Value

Aerospace & Defense 5.4%
Boeing Co. (The)	72,000	$9,827,280
Raytheon Co.	43,000	3,900,100

		13,727,380

Chemicals 2.7%
Methanex Corp.	40,000	2,369,600
Scotts Miracle-Gro Co. (The), Class A	70,000	4,355,400

		6,725,000

Commercial Services & Supplies 1.1%
Covanta Holding Corp.	155,000	2,751,250

Computers & Peripherals 3.1%
Apple, Inc.	14,000	7,855,540

Containers & Packaging 3.0%
Sealed Air Corp.	220,000	7,491,000

Diversified Financial Services 3.7%
JPMorgan Chase & Co.	160,000	9,356,800

Electrical Equipment 3.6%
ABB Ltd., ADR-CH*	210,000	5,577,600
Rockwell Automation, Inc.	30,000	3,544,800

		9,122,400

Energy Equipment & Services 2.8%
Schlumberger Ltd.	79,000	7,118,690

Food Products 6.7%
ConAgra Foods, Inc.	215,000	7,245,500
Kraft Foods Group, Inc.	80,000	4,313,600
Mondelez International, Inc., Class A	150,000	5,295,000

		16,854,100

Gas Utilities 2.7%
National Fuel Gas Co.	95,000	6,783,000

Health Care Equipment & Supplies 2.6%
Hill-Rom Holdings, Inc.	156,000	6,449,040

Health Care Providers & Services 9.3%
Aetna, Inc.	45,000	3,086,550
Cardinal Health, Inc.	130,000	8,685,300
HCA Holdings, Inc.*	175,000	8,349,250
Henry Schein, Inc.*	30,000	3,427,800

		23,548,900

Hotels, Restaurants & Leisure 4.6%
Hyatt Hotels Corp., Class A*	161,000	7,963,060
SeaWorld Entertainment, Inc.	125,000	3,596,250

		11,559,310

Common Stocks (continued)

	Shares	Market Value

Household Products 2.5%
Procter & Gamble Co. (The)	77,000	$6,268,570

Industrial Conglomerates 3.3%
3M Co.	60,000	8,415,000

Insurance 3.6%
Berkshire Hathaway, Inc., Class B*	77,000	9,129,120

Internet Software & Services 0.8%
eBay, Inc.*	35,000	1,921,150

Leisure Equipment & Products 2.8%
Mattel, Inc.	150,000	7,137,000

Media 3.1%
Omnicom Group, Inc.	105,000	7,808,850

Metals & Mining 2.8%
Carpenter Technology Corp.	115,000	7,153,000

Oil, Gas & Consumable Fuels 5.7%
Cenovus Energy, Inc.	240,000	6,876,000
Range Resources Corp.	90,000	7,587,900

		14,463,900

Pharmaceuticals 3.2%
Pfizer, Inc.	260,000	7,963,800

Professional Services 2.9%
Nielsen Holdings NV	160,000	7,342,400

Road & Rail 5.9%
CSX Corp.	265,000	7,624,050
Hertz Global Holdings, Inc.*	250,000	7,155,000

		14,779,050

Software 6.0%
Activision Blizzard, Inc.	425,000	7,577,750
Microsoft Corp.	200,000	7,486,000

		15,063,750

Specialty Retail 2.5%
Bed Bath & Beyond, Inc.*	80,000	6,424,000

Textiles, Apparel & Luxury Goods 2.6%
Hanesbrands, Inc.	95,000	6,675,650

Total Common Stocks (cost $191,595,113)		249,887,650

11

Statement of Investments (Continued)

December 31, 2013

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

Mutual Fund 0.9%

	Shares	Market Value

Money Market Fund 0.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (a)	2,254,110	$2,254,110

Total Mutual Fund (cost $2,254,110)		2,254,110

Total Investments (cost $193,849,223) (b) — 99.9%		252,141,760

Other assets in excess of liabilities — 0.1%		280,362

NET ASSETS — 100.0%		$252,422,122

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CH	Switzerland

Ltd.	Limited

NV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

December 31, 2013

Neuberger Berman NVIT Multi Cap Opportunities Fund
Assets:
Investments, at value (cost $193,849,223)	$252,141,760
Dividends receivable	279,825
Receivable for investments sold	377,666
Receivable for capital shares issued	34,059
Reclaims receivable	8,528
Prepaid expenses	504

Total Assets	252,842,342

Liabilities:
Payable for capital shares redeemed	219,142
Cash overdraft (Note 2)	312
Accrued expenses and other payables:
Investment advisory fees	126,086
Fund administration fees	11,648
Distribution fees	7,687
Administrative servicing fees	24,943
Accounting and transfer agent fees	155
Trustee fees	424
Custodian fees	1,803
Compliance program costs (Note 3)	3
Professional fees	8,252
Printing fees	19,587
Other	178

Total Liabilities	420,220

Net Assets	$252,422,122

Represented by:
Capital	$156,645,851
Accumulated undistributed net investment income	189,253
Accumulated net realized gains from investment transactions	37,294,481
Net unrealized appreciation/(depreciation) from investments	58,292,537

Net Assets	$252,422,122

Net Assets:
Class I Shares	$215,486,565
Class II Shares	36,935,557

Total	$252,422,122

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	18,904,243
Class II Shares	3,267,808

Total	22,172,051

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.40
Class II Shares	$11.30

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Year Ended December 31, 2013

Neuberger Berman NVIT Multi Cap Opportunities Fund
INVESTMENT INCOME:
Dividend income	$4,421,422
Foreign tax withholding	(60,145)

Total Income	4,361,277

EXPENSES:
Investment advisory fees	1,381,163
Fund administration fees	129,951
Distribution fees Class II Shares	81,774
Administrative servicing fees Class I Shares	296,228
Professional fees	27,451
Printing fees	28,434
Trustee fees	7,645
Custodian fees	9,018
Accounting and transfer agent fees	1,040
Compliance program costs (Note 3)	785
Other	5,692

Total expenses before earnings credit	1,969,181

Earnings credit (Note 4)	(28)

Net Expenses	1,969,153

NET INVESTMENT INCOME	2,392,124

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	39,942,920
Net change in unrealized appreciation/(depreciation) from investments	39,709,556

Net realized/unrealized gains from investments	79,652,476

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$82,044,600

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	Neuberger Berman NVIT Multi Cap Opportunities Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$2,392,124	$2,850,804
Net realized gains from investment transactions	39,942,920	7,709,757
Net change in unrealized appreciation/(depreciation) from investments	39,709,556	20,330,698

Change in net assets resulting from operations	82,044,600	30,891,259

Distributions to Shareholders From:
Net investment income:
Class I	(1,984,486)	(2,437,890)
Class II	(307,578)	(320,517)
Net realized gains:
Class I	(8,161,111)	(12,231,829)
Class II	(1,445,962)	(1,695,119)

Change in net assets from shareholder distributions	(11,899,137)	(16,685,355)

Change in net assets from capital transactions	(13,009,812)	(17,686,267)

Change in net assets	57,135,651	(3,480,363)

Net Assets:
Beginning of year	195,286,471	198,766,834

End of year	$252,422,122	$195,286,471

Accumulated undistributed net investment income at end of year	$189,253	$137,996

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,010,680	$1,535,964
Dividends reinvested	10,145,597	14,669,719
Cost of shares redeemed	(33,391,124)	(32,687,879)

Total Class I Shares	(16,234,847)	(16,482,196)

Class II Shares
Proceeds from shares issued	14,004,135	3,604,652
Dividends reinvested	1,753,540	2,015,636
Cost of shares redeemed	(12,532,640)	(6,824,359)

Total Class II Shares	3,225,035	(1,204,071)

Change in net assets from capital transactions	$(13,009,812)	$(17,686,267)

SHARE TRANSACTIONS:
Class I Shares
Issued	712,858	187,450
Reinvested	971,076	1,811,134
Redeemed	(3,290,786)	(3,955,823)

Total Class I Shares	(1,606,852)	(1,957,239)

Class II Shares
Issued	1,425,294	440,786
Reinvested	169,629	251,035
Redeemed	(1,246,592)	(835,209)

Total Class II Shares	348,331	(143,388)

Total change in shares	(1,258,521)	(2,100,627)

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$8.34	0.11	3.50	3.61	(0.11)	(0.44)	(0.55)	$11.40	43.82%		$215,486,565	0.84%	1.05%	0.84%	100.24%
Year Ended December 31, 2012 (c)	$7.79	0.12	1.17	1.29	(0.12)	(0.62)	(0.74)	$8.34	16.94%		$171,120,656	0.85%	1.47%	0.85%	125.03%
Year Ended December 31, 2011 (c)	$8.95	0.05	(1.09)	(1.04)	(0.05)	(0.07)	(0.12)	$7.79	(11.62%	)	$175,068,378	0.83%	0.59%	0.83%	102.26%
Year Ended December 31, 2010 (c)	$8.45	0.02	1.28	1.30	(0.02)	(0.78)	(0.80)	$8.95	15.61%		$235,348,957	0.87%	0.21%	0.87%	41.75%
Year Ended December 31, 2009 (c)	$5.54	0.02	2.92	2.94	(0.01)	(0.02)	(0.03)	$8.45	52.96%		$250,604,126	0.86%	0.21%	0.86%	85.68%

Class II Shares
Year Ended December 31, 2013 (c)	$8.28	0.10	3.46	3.56	(0.10)	(0.44)	(0.54)	$11.30	43.53%		$36,935,557	0.94%	0.96%	0.94%	100.24%
Year Ended December 31, 2012 (c)	$7.74	0.11	1.16	1.27	(0.11)	(0.62)	(0.73)	$8.28	16.84%		$24,165,815	0.95%	1.38%	0.95%	125.03%
Year Ended December 31, 2011 (c)	$8.89	0.05	(1.09)	(1.04)	(0.04)	(0.07)	(0.11)	$7.74	(11.66%	)	$23,698,456	0.93%	0.53%	0.93%	102.26%
Year Ended December 31, 2010 (c)	$8.41	0.01	1.26	1.27	(0.01)	(0.78)	(0.79)	$8.89	15.39%		$18,627,250	0.97%	0.13%	0.97%	41.75%
Year Ended December 31, 2009 (c)	$5.51	0.01	2.91	2.92	–	(0.02)	(0.02)	$8.41	52.96%		$11,540,412	1.00%	0.11%	1.05%	85.68%

Amount designated as "–" is zero or has been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

17

Notes to Financial Statements (Continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”). Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $312 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4.

18

Notes to Financial Statements (Continued)

December 31, 2013

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to tax return of capital. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Investment Transactions
$(8,611)	$(48,803)	$57,414

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S.

19

Notes to Financial Statements (Continued)

December 31, 2013

Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.60%
$1 billion and more	0.55%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the

20

Notes to Financial Statements (Continued)

December 31, 2013

Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $129,951 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $785.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the year ended December 31, 2013, NFS earned $296,228 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

21

Notes to Financial Statements (Continued)

December 31, 2013

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $226,763,057 and sales of $243,623,468 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $10,247 of brokerage commissions.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$10,134,420	$1,764,717	$11,899,137	$—	$11,899,137

Amount designated as “—” is zero or has been rounded to zero.

22

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$2,758,407	$13,926,948	$16,685,355	$—	$16,685,355

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$28,641,358	$9,034,139	$37,675,497	$—	$58,100,774	$95,776,271

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$194,040,986	$59,787,411	$(1,686,637)	$58,100,774

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

Neuberger Berman NVIT Multi Cap Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman NVIT Multi Cap Opportunities Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

24

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 31.85%.

The Fund designates $1,764,718, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

25

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

30

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

31

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

32

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

33

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

34

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2013

Neuberger Berman NVIT Socially Responsible Fund

AR-SR 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	Neuberger Berman NVIT Socially Responsible Fund

For the annual period ended December 31, 2013, the Neuberger Berman NVIT Socially Responsible Fund (Class II) returned 38.55% versus 32.39% for its benchmark, the S&P 500® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Multi-Cap Core Funds (consisting of 217 funds as of December 31, 2013) was 29.51% for the same time period.

Performance Highlights

The Fund continued to report strong positive results as 2013’s rally progressed. The portfolio significantly outperformed its benchmark, the S&P 500 Index, for the reporting period.

Market Overview

Over the course of 2013, U.S. equities benefited from a sharp reduction in policy uncertainty. From our perspective, the resolution of the “fiscal cliff” lowered risk premiums, paving the way for a more positive environment for equities and U.S. business overall.

With clarity on fiscal policy, businesses were in a better position to plan for the future. As a result, in 2013 we saw increased mergers-and-acquisitions (M&A) activity, share buybacks and dividend payouts, all of which served to buoy valuations while supporting future earnings growth.

Against this more constructive backdrop, momentum began to build for housing, employment, consumer sentiment and spending over the course of 2013. We have also seen benefits within the market — and expect more to follow — from the North American energy renaissance, in both direct and indirect impacts on U.S. business. While energy-related companies are obvious early beneficiaries, lower local energy costs also help U.S. manufacturers and make the U.S. a more attractive location for establishing new manufacturing.

Portfolio Strategy

The Fund’s outperformance was primarily the result of our being rewarded for stock selection — what we believe we’re best at, and where we believe we can add the most value over time.
Strong results were relatively broad based across sectors in 2013, with the portfolio outperforming the benchmark in seven of the nine sectors in which it was invested.

For the past several years running, the Fund has held a portfolio of businesses we believed were well positioned to deliver advantaged growth in a slow growth world — and to a large extent these businesses delivered solid results. We sought companies that we expected could grow faster than both their peers and gross domestic product (GDP), with pricing power and often with some leverage to improving conditions, and we used periodic market volatility to buy into these businesses at compelling valuations.

In 2013, the businesses held by the Fund continued to deliver the solid execution we’ve seen since the financial crisis. After the fiscal cliff deal was reached, adding clarity and visibility for investors, consumers and businesses, we began to see the relative performance of the stocks held by the Fund catch up to the absolute performance of their businesses. Investors largely embraced the investment theses that brought us to invest in these names and recognized the companies’ advantaged business performance.

For the reporting period, financials contributed most to relative Fund performance, led by the Fund’s financial exchange investments. Information technology was another standout sector in the Fund, with Texas Instruments, a longer-term semiconductor Fund holding, leading the way. The Fund’s consumer discretionary holdings also significantly outperformed for the reporting period, with leaders Newell Rubbermaid, Borg Warner Automotive and O’Reilly Automotive leveraged to improving housing/construction and automotive markets. The housing and automotive sectors improved over the reporting period, but their returns remain below prior peaks.

Consumer staples was the area of weakest relative Fund performance, based largely on Fund holding Unilever, which saw decelerating earnings growth related to slowing consumer spending in emerging markets. The portfolio also underperformed in health care, a sector we

5

Fund Commentary (con’t.)	Neuberger Berman NVIT Socially Responsible Fund

underweighted throughout the reporting period on payer concerns worldwide, as globally, governments pay most of health-care costs, and in the West, we see ongoing debt concerns as a continued risk.

Top and Bottom Contributors to Fund Performance for the Year

Contributors	Detractors
InterContinentalExchange	Altera
Texas Instruments	Costco Wholesale Corp
American Express	RyanAir
Danaher Corp	tw telecom
Newell Rubbermaid	Abbott Labs

Among top contributors, our focus on financial exchanges, including IntercontinentaIExchange (ICE), continued to contribute to portfolio returns for the reporting period. The fact that exchange companies would be beneficiaries in a post-regulatory environment became clear to investors in 2013. Further, ICE bought the New York Stock Exchange in a financially accretive deal that gives ICE a presence in the interest rate futures business, an area we think provides further room for growth. Texas Instruments (TI) has demonstrated steady business fundamentals and dramatic earnings leverage to improving industry fundamentals. Over the past few years, TI maintained a good dividend with a consistent share repurchase policy, both funded by significant free cash flow — even with operations close to a cyclical low. In 2013, with greater clarity on tax policy from Washington, the company formalized its cash management policies, increasing the dividend while formalizing its commitment to share repurchase. American Express performed well, as the company executed well on its business and in recognition of its differentiated positioning as an integrated provider of credit, transaction processing and merchant services. The shares of Danaher, an industrials sector name, also performed well as the company’s disciplined operating practices, strong balance sheet and positive free cash flow characteristics were rewarded. Newell Rubbermaid, a consumer discretionary name, was a strong performer during 2013, up 48.9%. This is a turnaround story that we think is still inexpensive, with about a third of the company’s portfolio of brands positioned downstream of the U.S. housing recovery. We see a good risk/reward trade-off if management executes the turnaround successfully, while also seeing “option value” should housing-related spending continue to be firm.

The portfolio had no negative contributors. Altera, one of the Fund’s long-term semiconductor holdings, saw revenue disappoint relative to plan on slower communication-related infrastructure spending. The four remaining laggards, Costco, RyanAir, tw telecom and Abbott Labs, were relatively small contributors due to their being recent purchases into the portfolio.

Outlook

To the extent that the equity markets have been unusually reactive to headlines and noise since the financial crisis, equity markets in 2013 began to feel more “normal” again, as investors’ emphasis returned to differentiating between individual company fundamentals, business strategies and opportunities. We believe that as the distance from the financial crisis continues to widen without a second event, business, investor and consumer confidence will likely continue to improve.

Looking toward 2014, we continue to see pent-up spending across the board, in business and among consumers. Auto sales picked up in 2013 but remain below peak levels, and we see similar trends in housing. Nonresidential construction in the U.S. is still very low and, in our view, poised to improve.

With businesses having been careful about managing spending over the past five years, in many areas capacity utilization is high and rising. In view of that fact, many of the manufacturing companies we’ve been talking to now find that they need to increase capital spending to meet customer demand, even in a slow-growth world. This is not universal — and in fact, some of the deeper cyclical industries, where manufacturing infrastructure went to China, may still be subject to oversupply. Still, barring some big surprise, the new year could benefit from the solid economic

6

Fund Commentary (con’t.)	Neuberger Berman NVIT Socially Responsible Fund

momentum. Taken together, we see many important cyclical drivers that could serve to accelerate the level of growth.

As we enter 2014, it’s also with much less of a fiscal headwind than what we faced in 2013. We have reasonable clarity from Washington, and while that could change as we face another round in the debt ceiling debate, it seems clear as of this writing that no one wants a repeat of 2013’s government shutdown.

In our view, the U.S. is particularly well positioned for 2014. In addition to the factors mentioned above, the energy renaissance continues to impact the cost structure for U.S. manufacturing — a significant positive. The Fund has holdings in several names that we expect will benefit, directly and downstream, and we continue looking for more.

As a final thought, although 2013 was an outstanding year for equities, in our view, valuations overall aren’t demanding, especially with the potential for both earnings and the GDP growth rate to be better than consensus estimates. While certain stocks and sectors may appear expensive for a 2% growth world, in our view, they look reasonable against a 2.5% growth world, and perhaps inexpensive against a 3% growth — or more normal — world. The incremental margins associated with a higher level of activity could drive meaningfully higher earnings.

While economic fundamentals appear to be constructive and improving, we remain mindful of debt-related risk and its implications for policy and the associated business risks for companies we consider for the portfolio. We also worry a good deal about other global surprises that we cannot predict but that could have the potential to derail the building business momentum discussed above.

*As of December 31, 2013, the following stocks represented the noted percentages of total portfolio net assets:

American Express, 5.1%; Newell Rubbermaid, 5.1%; IntercontinentalExchange, 3.7%; Texas

Instruments, 5.1%; 3M Company, 3.7%; Danaher Corp, 4.5%; Altera, 1.5%; Cameron International, 0.0%; RyanAir, 1.5%; tw telecom, 1.3%; and Abbot Laboratories, 2.0%.

Subadviser:

Neuberger Berman Management LLC

Portfolio Managers:

Ingrid Dyott and Arthur Moretti, CFA

The Fund is subject to the risks of investing in equity securities, including mid-sized companies. The Fund is also subject to the risks of investing in foreign securities. Social policy funds may underperform other funds that do not have a social policy. Value funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Fund Overview	Neuberger Berman NVIT Socially Responsible Fund

Objective

The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.

Highlights

•	The Neuberger Berman NVIT Socially Responsible Fund (Class II) returned 38.55%, outperforming the benchmark by 6.16% and the Lipper peer group by 9.04%.

•

Financials contributed most to relative Fund performance for the reporting period, led by financial exchange investments. Information technology was another standout sector, with Texas Instruments, a longer-term semiconductor Fund holding, leading the way.

•

Consumer staples was the area of weakest relative Fund performance for the reporting period, based largely on the Fund’s holdings in Unilever, which saw decelerating earnings growth related to slowing consumer spending in emerging markets.

Asset Allocation†

Common Stocks	98.3%
Mutual Fund	2.0%
Liabilities in excess of other assets	(0.3%)
100.0%

Top Industries††

Semiconductors & Semiconductor Equipment	8.6%
Industrial Conglomerates	8.2%
Health Care Equipment & Supplies	7.8%
Oil, Gas & Consumable Fuels	6.9%
Food Products	6.3%
Household Durables	5.1%
Consumer Finance	5.1%
Diversified Financial Services	3.7%
Specialty Retail	3.6%
Software	3.5%
Other Industries	41.2%
100.0%

Top Holdings††

Newell Rubbermaid, Inc.	5.1%
Texas Instruments, Inc.	5.1%
American Express Co.	5.1%
Danaher Corp.	4.5%
IntercontinentalExchange Group, Inc.	3.7%
3M Co.	3.7%
Intuit, Inc.	3.5%
BG Group PLC	3.4%
Unilever NV	3.4%
Progressive Corp. (The)	3.1%
Other Holdings	59.4%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

8

Fund Performance	Neuberger Berman NVIT Socially Responsible Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	38.77%	19.48%	8.21%
Class II	38.55%	19.35%	8.10%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.81%	0.81%
Class II	1.06%	0.90%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)	Neuberger Berman NVIT Socially Responsible Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the Neuberger Berman NVIT Socially Responsible Fund since inception through 12/31/13 versus performance of the S&P 500® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	Neuberger Berman NVIT Socially Responsible Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Neuberger Berman NVIT Socially Responsible Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,178.80	4.39	0.80
	Hypothetical	[a,b]	1,000.00	1,021.17	4.08	0.80
Class II Shares	Actual	[a]	1,000.00	1,177.90	4.89	0.89
	Hypothetical	[a,b]	1,000.00	1,020.72	4.53	0.89

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.3%

	Shares	Market Value

Airlines 1.6%
Ryanair Holdings PLC, ADR-IE*	64,698	$3,036,277

Auto Components 2.1%
BorgWarner, Inc.	74,964	4,191,237

Biotechnology 0.8%
Novozymes A/S, Class B	38,256	1,615,942

Capital Markets 2.3%
Lazard Ltd., Class A	101,071	4,580,538

Chemicals 2.9%
Ecolab, Inc.	18,341	1,912,416
Praxair, Inc.	28,365	3,688,301

		5,600,717

Commercial Banks 2.0%
U.S. Bancorp	97,192	3,926,557

Commercial Services & Supplies 1.2%
Herman Miller, Inc.	79,836	2,356,759

Consumer Finance 5.1%
American Express Co.	110,410	10,017,499

Diversified Financial Services 3.7%
IntercontinentalExchange Group, Inc.	32,465	7,302,028

Diversified Telecommunication Services 1.3%
tw telecom, inc.*	82,307	2,507,894

Electronic Equipment, Instruments & Components 1.5%
National Instruments Corp.	92,374	2,957,815

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	31,626	3,763,810

Food Products 6.3%
J.M. Smucker Co. (The)	37,051	3,839,225
McCormick & Co., Inc., Non-Voting Shares	27,673	1,907,223
Unilever NV, NYRS-NL	164,752	6,627,973

		12,374,421

Health Care Equipment & Supplies 7.8%
Abbott Laboratories	103,074	3,950,827
Becton, Dickinson and Co.	52,639	5,816,083
Covidien PLC	81,571	5,554,985

		15,321,895

Household Durables 5.1%
Newell Rubbermaid, Inc.	309,611	10,034,492

Household Products 2.7%
Procter & Gamble Co. (The)	63,968	5,207,635

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 8.2%
3M Co.	51,572	$7,232,973
Danaher Corp.	114,419	8,833,147

		16,066,120

Information Technology Services 1.5%
MasterCard, Inc., Class A	3,582	2,992,618

Insurance 3.1%
Progressive Corp. (The)	221,912	6,051,540

Internet Software & Services 3.0%
eBay, Inc.*	54,757	3,005,612
Google, Inc., Class A*	2,644	2,963,157

		5,968,769

Machinery 1.5%
Pall Corp.	34,206	2,919,482

Media 1.5%
Scripps Networks Interactive, Inc., Class A	34,965	3,021,326

Metals & Mining 2.1%
Nucor Corp.	76,175	4,066,221

Oil, Gas & Consumable Fuels 7.0%
BG Group PLC	308,307	6,634,262
Cimarex Energy Co.	18,041	1,892,681
Noble Energy, Inc.	75,349	5,132,021

		13,658,964

Pharmaceuticals 2.9%
Roche Holding AG, ADR-CH	80,590	5,657,418

Road & Rail 1.9%
J.B. Hunt Transport Services, Inc.	47,636	3,682,263

Semiconductors & Semiconductor Equipment 8.6%
Altera Corp.	88,108	2,866,153
Microchip Technology, Inc.	89,731	4,015,462
Texas Instruments, Inc.	228,466	10,031,942

		16,913,557

Software 3.5%
Intuit, Inc.	91,162	6,957,484

Specialty Retail 3.7%
O’Reilly Automotive, Inc.*	22,319	2,872,678
TJX Cos., Inc.	67,290	4,288,392

		7,161,070

12

Statement of Investments (Continued)

December 31, 2013

Neuberger Berman NVIT Socially Responsible Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors 1.5%
W.W. Grainger, Inc.	11,211	$2,863,514

Total Common Stocks (cost $131,651,849)		192,775,862

Mutual Fund 2.0%

	Shares	Market Value

Money Market Fund 2.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (a)	3,975,783	3,975,783

Total Mutual Fund (cost $3,975,783)		3,975,783

Total Investments (cost $135,627,632) (b) — 100.3%		196,751,645

Liabilities in excess of other assets — (0.3%)		(589,974)

NET ASSETS — 100.0%		$196,161,671

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

CH	Switzerland

IE	Ireland

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

December 31, 2013

Neuberger Berman NVIT Socially Responsible Fund
Assets:
Investments, at value (cost $135,627,632)	$196,751,645
Foreign currencies, at value (cost $4,203)	4,399
Dividends receivable	79,974
Receivable for investments sold	6,752
Receivable for capital shares issued	6,321
Reclaims receivable	16,690
Prepaid expenses	416

Total Assets	196,866,197

Liabilities:
Payable for capital shares redeemed	535,973
Accrued expenses and other payables:
Investment advisory fees	106,031
Fund administration fees	10,599
Distribution fees	13,842
Administrative servicing fees	10,036
Accounting and transfer agent fees	92
Trustee fees	395
Custodian fees	1,097
Compliance program costs (Note 3)	8
Professional fees	10,124
Printing fees	16,038
Other	291

Total Liabilities	704,526

Net Assets	$196,161,671

Represented by:
Capital	$144,435,862
Accumulated undistributed net investment income	17,436
Accumulated net realized losses from investments and foreign currency transactions	(9,416,611)
Net unrealized appreciation/(depreciation) from investments	61,124,013
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	971

Net Assets	$196,161,671

Net Assets:
Class I Shares	$11,149,054
Class II Shares	185,012,617

Total	$196,161,671

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	739,331
Class II Shares	12,274,259

Total	13,013,590

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$15.08
Class II Shares	$15.07

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Year Ended December 31, 2013

Neuberger Berman NVIT Socially Responsible Fund
INVESTMENT INCOME:
Dividend income	$2,756,878
Foreign tax withholding	(2,742)

Total Income	2,754,136

EXPENSES:
Investment advisory fees	1,187,471
Fund administration fees	119,633
Distribution fees Class II Shares	431,222
Administrative servicing fees Class I Shares	5,100
Administrative servicing fees Class II Shares	86,247
Professional fees	25,944
Printing fees	21,661
Trustee fees	6,067
Custodian fees	7,083
Accounting and transfer agent fees	717
Compliance program costs (Note 3)	609
Other	5,190

Total expenses before earnings credit and fees waived	1,896,944

Earnings credit (Note 4)	(2)
Distribution fees waived — Class II (Note 3)	(275,985)

Net Expenses	1,620,957

NET INVESTMENT INCOME	1,133,179

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	26,717,917
Net realized gains from foreign currency transactions (Note 2)	1,299

Net realized gains from investments and foreign currency transactions	26,719,216

Net change in unrealized appreciation/(depreciation) from investments	31,033,528
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,339)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	31,032,189

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	57,751,405

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$58,884,584

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	Neuberger Berman NVIT Socially Responsible Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$1,133,179	$1,979,184
Net realized gains from investments and foreign currency transactions	26,719,216	17,617,319
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	31,032,189	(65,370)

Change in net assets resulting from operations	58,884,584	19,531,133

Distributions to Shareholders From:
Net investment income:
Class I	(80,809)	(96,223)
Class II	(1,189,129)	(1,727,689)

Change in net assets from shareholder distributions	(1,269,938)	(1,823,912)

Change in net assets from capital transactions	(26,180,163)	(38,881,407)

Change in net assets	31,434,483	(21,174,186)

Net Assets:
Beginning of year	164,727,188	185,901,374

End of year	$196,161,671	$164,727,188

Accumulated undistributed net investment income at end of year	$17,436	$153,652

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,236,627	$2,725,537
Dividends reinvested	80,809	96,223
Cost of shares redeemed	(6,349,230)	(2,009,449)

Total Class I Shares	(31,794)	812,311

Class II Shares
Proceeds from shares issued	7,907,786	5,660,193
Dividends reinvested	1,189,129	1,727,689
Cost of shares redeemed	(35,245,284)	(47,081,600)

Total Class II Shares	(26,148,369)	(39,693,718)

Change in net assets from capital transactions	$(26,180,163)	$(38,881,407)

SHARE TRANSACTIONS:
Class I Shares
Issued	485,123	257,017
Reinvested	5,587	8,893
Redeemed	(491,402)	(188,839)

Total Class I Shares	(692)	77,071

Class II Shares
Issued	596,171	545,372
Reinvested	82,312	159,676
Redeemed	(2,708,820)	(4,446,482)

Total Class II Shares	(2,030,337)	(3,741,434)

Total change in shares	(2,031,029)	(3,664,363)

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013(c)	$10.95	0.09	4.15	4.24	(0.11)	(0.11)	$15.08	38.77%		$11,149,054	0.80%	0.70%	0.80%	29.66%
Year Ended December 31, 2012(c)	$9.94	0.13	1.01	1.14	(0.13)	(0.13)	$10.95	11.50%		$8,105,858	0.81%	1.23%	0.81%	29.83%
Year Ended December 31, 2011(c)	$10.34	0.06	(0.39)	(0.33)	(0.07)	(0.07)	$9.94	(3.18%	)	$6,590,973	0.79%	0.57%	0.79%	30.20%
Year Ended December 31, 2010(c)	$8.43	0.07	1.91	1.98	(0.07)	(0.07)	$10.34	23.58%		$5,448,468	0.80%	0.75%	0.80%	34.50%
Year Ended December 31, 2009(c)	$6.44	0.03	1.99	2.02	(0.03)	(0.03)	$8.43	31.53%		$6,215,347	0.76%	0.43%	0.79%	45.46%

Class II Shares
Year Ended December 31, 2013(c)	$10.95	0.08	4.14	4.22	(0.10)	(0.10)	$15.07	38.55%		$185,012,617	0.89%	0.62%	1.05%	29.66%
Year Ended December 31, 2012(c)	$9.94	0.12	1.01	1.13	(0.12)	(0.12)	$10.95	11.38%		$156,621,330	0.90%	1.13%	1.06%	29.83%
Year Ended December 31, 2011(c)	$10.34	0.05	(0.38)	(0.33)	(0.07)	(0.07)	$9.94	(3.27%	)	$179,310,401	0.88%	0.50%	1.04%	30.20%
Year Ended December 31, 2010(c)	$8.42	0.06	1.92	1.98	(0.06)	(0.06)	$10.34	23.56%		$206,196,841	0.89%	0.64%	1.05%	34.50%
Year Ended December 31, 2009(c)	$6.44	0.02	1.99	2.01	(0.03)	(0.03)	$8.42	31.27%		$285,826,052	0.85%	0.34%	0.93%	45.46%

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board

18

Notes to Financial Statements (Continued)

December 31, 2013

of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

19

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$3,036,277	$—	$—	$3,036,277
Auto Components	4,191,237	—	—	4,191,237
Biotechnology	—	1,615,942	—	1,615,942
Capital Markets	4,580,538	—	—	4,580,538
Chemicals	5,600,717	—	—	5,600,717
Commercial Banks	3,926,557	—	—	3,926,557
Commercial Services & Supplies	2,356,759	—	—	2,356,759
Consumer Finance	10,017,499	—	—	10,017,499
Diversified Financial Services	7,302,028	—	—	7,302,028
Diversified Telecommunication Services	2,507,894	—	—	2,507,894
Electronic Equipment, Instruments & Components	2,957,815	—	—	2,957,815
Food & Staples Retailing	3,763,810	—	—	3,763,810
Food Products	12,374,421	—	—	12,374,421
Health Care Equipment & Supplies	15,321,895	—	—	15,321,895
Household Durables	10,034,492	—	—	10,034,492
Household Products	5,207,635	—	—	5,207,635
Industrial Conglomerates	16,066,120	—	—	16,066,120
Information Technology Services	2,992,618	—	—	2,992,618
Insurance	6,051,540	—	—	6,051,540
Internet Software & Services	5,968,769	—	—	5,968,769
Machinery	2,919,482	—	—	2,919,482
Media	3,021,326	—	—	3,021,326
Metals & Mining	4,066,221	—	—	4,066,221
Oil, Gas & Consumable Fuels	7,024,702	6,634,262	—	13,658,964
Pharmaceuticals	5,657,418	—	—	5,657,418
Road & Rail	3,682,263	—	—	3,682,263
Semiconductors & Semiconductor Equipment	16,913,557	—	—	16,913,557
Software	6,957,484	—	—	6,957,484
Specialty Retail	7,161,070	—	—	7,161,070
Trading Companies & Distributors	2,863,514	—	—	2,863,514
Total Common Stocks	$184,525,658	$8,250,204	$—	$192,775,862
Mutual Fund	3,975,783	—	—	3,975,783
Total	$188,501,441	$8,250,204	$—	$196,751,645

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate

20

Notes to Financial Statements (Continued)

December 31, 2013

that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Losses from Investments and Foreign Currency Transactions
$—	$543	$(543)

Amount designated as “—” is zero or has been rounded to zero.

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax

21

Notes to Financial Statements (Continued)

December 31, 2013

positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.78% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed

22

Notes to Financial Statements (Continued)

December 31, 2013

the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $119,633 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $609.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2014. During the year ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $275,985.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $91,347 in administrative services fees from the Fund.

23

Notes to Financial Statements (Continued)

December 31, 2013

4. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5. Investment	Transactions

For the year ended December 31, 2013, the Fund had purchases of $53,261,270 and sales of $82,500,468 (excluding short-term securities).

6. Portfolio	Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risk Associated with Social Policy

The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

—	undervalued stocks that do not meet the social criteria could outperform those that do;

—	economic or political changes could make certain companies less attractive for investment; or

—	the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

24

Notes to Financial Statements (Continued)

December 31, 2013

7. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8. Recaptured	Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $11,121 of brokerage commissions.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,269,938	$—	$1,269,938	$—	$1,269,938

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,823,912	$—	$1,823,912	$—	$1,823,912

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$17,436	$—	$17,436	$(9,002,164)	$60,710,537	$51,725,809

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

25

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$136,042,079	$60,841,402	$(131,836)	$60,709,566

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$(9,002,164)	2017

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $26,039,955 to offset capital gains.

10. Subsequent	Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

Neuberger Berman NVIT Socially Responsible Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Neuberger Berman NVIT Socially Responsible Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

27

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100%.

28

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
International, Inc. (dental products) from 2002 to present,
Ultralife Batteries, Inc. from 2004 to 2010, Albany
International Corp. (paper industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

30

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

31

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

32

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

33

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

34

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

35

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

36

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

37

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Annual Report

December 31, 2013

NVIT Bond Index Fund

AR-BDX 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

Fund Commentary	NVIT Bond Index Fund

For the annual period ended December 31, 2013, the NVIT Bond Index Fund (Class Y) registered -2.38% versus -2.02% for its benchmark, the Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 34 funds as of December 31, 2013) was -1.59% for the same time period.

In January 2013, overall economic data continued to improve, leading to optimism across the marketplace. As investors added risk to their portfolios, the S&P 500® Index returned 5.18% while fixed income generally sold off. February proved to be another strong month for economic data, although this was somewhat overshadowed by the fiscal negotiations playing out in Washington. In March, the 10-year U.S. Treasury yield rose in the first half of the month from 1.84% to 2.08% before breaking sharply lower during the latter half following the Cyprus bailout. One of the primary contributors to the rise in yields to start the month was the expectation of a resilient labor market, a fact that was confirmed with the better-than-expected nonfarm payroll report of 236,000 versus 165,000 and a 20 basis-point drop in the U.S. unemployment rate to 7.7%.

After U.S. economic data surprised to the upside during the first quarter of 2013, April data largely fell short of expectations. The Treasury market initially traded well against this backdrop, as 10-year U.S. Treasury yields reached their lowest level of 2013. The stock market remained resilient, however, as the S&P 500 Index reached a record high and the Dow Jones Industrial Average closed up for the fifth consecutive month. The wave of disappointing U.S. data was led by poor labor market data, particularly nonfarm payrolls, which printed the lowest reading since June 2012. In May, economic data fared better after falling short of expectations the previous month. Treasurys and spread products, however, did not fare as well in this market as yields sold off in response to fears that the Federal Reserve would begin tapering (gradually reducing) its asset purchase program sooner than anticipated. The month of June saw a dramatic increase in volatility with interest rates surging across the curve. This volatility was driven by increased fears over early Fed tapering that followed June’s Federal Open Market Committee (FOMC) meeting and resulted in the yield curve flattening. In particular, the 10-year U.S. Treasury yield jumped to an intraday high of 2.65% just three days after the FOMC statement was released. The fact that the bond market suffered even as economic data remained tame and inflation continued to print below trend (factors that would normally be positive for bonds) illustrated the importance of Fed policy in market performance.

After June saw negative total and excess returns across fixed-income assets, July reversed this move with most sectors posting positive excess returns. June’s sell-off was led by a Fed that was perceived as increasingly hawkish (favoring higher interest rates), while July’s rally was driven by improving data in the U.S. and signs that the Fed wasn’t quite as hawkish as the market perceived. August was a volatile month for the fixed-income markets as investors became transfixed on whether or not the Fed would taper in September. Subsequently, yields reacted sharply with every economic data print and news release. By month-end, the front of the yield curve (a plotted graph line of the yields [or interest rates] on long-term and short-term maturity bonds) steepened and nearly all aggregate fixed-income sectors posted negative excess returns, with the exception of asset-backed securities and mortgages. The surprising withdrawal of former U.S. Treasury Secretary Larry Summers from consideration to become the next Fed Chair and the Fed’s decision not to taper resulted in a strong bond market rally in September. All major sectors in the Barclays U.S. Aggregate Bond Index posted positive total returns for September. Within the major investment sectors, mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS) posted the highest excess returns while corporates were the only sector that underperformed Treasurys on a duration-adjusted basis.

In October, fixed-income markets were supported by investor anticipation that the Fed would maintain the pace of its current asset purchase program until at least early 2014, as Washington’s

Fund Commentary (con’t.)	NVIT Bond Index Fund

budget stalemate lowered quarterly growth expectations and clouded the integrity of upcoming economic data releases. Economic data was weak, as the Consumer Confidence Index fell substantially in October following the fiscal showdown in Washington. In November, the U.S. fixed-income market continued to take cues from indicators of Fed monetary policy, including Fed speakers and economic data. While the FOMC reaffirmed its view that further evidence of economic strength was needed before tapering could commence, the minutes highlighted that “a continuing assessment of the efficacy and costs of asset purchases might lead the FOMC to decide at some point to change the mix of its policy tools while maintaining a high degree of accommodation.” As a result, rates backed up in November, although most spread sectors outperformed, given the economic data improvement. December was a tough month for fixed income with the Barclays U.S. Aggregate Bond Index posting negative returns. The Fed announced that it would reduce its asset purchase program by $10 billion per month split equally between Treasurys and mortgages. Following the Fed’s announcement, the 10-year U.S. Treasury yield closed above 3.00% for the first time since 2011. The Fed did not disclose a preset schedule for future purchases, explaining that it would continue to monitor the economic and financial developments and adjust asset purchases at an appropriate rate. Treasurys responded with yields pushing higher while an equity rally caught market participants by surprise.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Scott Radell and Karen Uyehara

The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in fixed-income securities and foreign securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Fund Overview	NVIT Bond Index Fund

Objective

The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.

Asset Allocation†

U.S. Treasury Notes	30.2%
U.S. Government Mortgage Backed Agencies	29.7%
Corporate Bonds	23.4%
Mutual Fund	14.1%
U.S. Treasury Bonds	5.5%
U.S. Government Sponsored & Agency Obligations	4.1%
Sovereign Bonds	2.8%
Commercial Mortgage Backed Securities	1.7%
Repurchase Agreements	1.7%
Municipal Bonds	0.9%
Yankee Dollars	0.4%
Asset-Backed Securities	0.4%
Liabilities in excess of other assets††	(14.9)%
100.0%

Top Industries†††

Commercial Banks	2.6%
Oil, Gas & Consumable Fuels	1.9%
Diversified Financial Services	1.9%
Electric Utilities	1.4%
Diversified Telecommunication Services	1.0%
Media	1.0%
Capital Markets	1.0%
Insurance	0.8%
Pharmaceuticals	0.8%
Gas Utilities	0.7%
Other Industries*	86.9%
100.0%

Top Holdings†††

Fidelity Institutional Money Market Fund — Institutional Class	12.3%
Federal National Mortgage Association Pool TBA, 3.00%, 01/25/44	1.6%
Federal National Mortgage Association Pool TBA, 4.00%, 01/25/44	1.2%
U.S. Treasury Notes, 0.88%, 02/28/17	1.1%
U.S. Treasury Notes, 3.63%, 08/15/19	1.1%
U.S. Treasury Notes, 0.25%, 10/31/15	1.0%
U.S. Treasury Notes, 0.75%, 06/30/17	0.9%
Federal National Mortgage Association Pool TBA, 2.50%, 01/25/29	0.9%
U.S. Treasury Notes, 3.50%, 05/15/20	0.8%
Federal National Mortgage Association Pool TBA, 3.50%, 01/25/44	0.8%
Other Holdings*	78.3%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Fund Performance	NVIT Bond Index Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class Y	-2.38%	4.20%	4.59%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 19, 2007.

Expense Ratios

Expense Ratio*
Class Y	0.25%

*Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

Fund Performance (con’t.)	NVIT Bond Index Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Bond Index Fund since inception through 12/31/13 versus performance of the Barclays U.S. Aggregate Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Shareholder Expense Example	NVIT Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Bond Index Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class Y Shares	Actual	[a]	1,000.00	1,002.90	1.16	0.23
	Hypothetical	[a,b]	1,000.00	1,024.05	1.17	0.23

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

Statement of Investments

December 31, 2013

NVIT Bond Index Fund

Asset-Backed Securities 0.4%

	Principal Amount	Market Value

Automobiles 0.2%
Ally Auto Receivables Trust, Series 2012-4, Class A4, 0.80%, 10/16/17	$1,500,000	$1,501,184
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A4, 0.72%, 12/17/18	1,250,000	1,252,186
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	2,000,000	2,053,515

		4,806,885

Credit Card 0.2%
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	1,000,000	998,471
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,290,089
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 03/15/21	1,250,000	1,213,220

		3,501,780

Total Asset-Backed Securities (cost $8,324,994)		8,308,665

Commercial Mortgage Backed Securities 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,482,006
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ, 4.75%, 06/11/41	1,991,000	2,011,592
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.13%, 12/10/49 (a)	3,271,583	3,736,377
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, 4.98%, 05/10/43 (a)	2,820,000	2,938,887
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.77%, 05/15/46 (a)	2,080,000	2,308,575
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	1,750,000	1,954,997
Series 2007-GG9, Class AM, 5.48%, 03/10/39	3,000,000	3,178,718

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 05/10/45	$2,500,000	$2,486,210
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	2,224,000	2,349,345
Series 2006-LDP7, Class A4, 5.86%, 04/15/45 (a)	3,339,000	3,647,181
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	3,000,000	3,274,306
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	420,000	460,260
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	997,955
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.89%, 08/12/49 (a)	800,000	894,109
Morgan Stanley Capital I, Inc., Series 2012-C4, Class A2, 2.11%, 03/15/45	1,000,000	1,016,106
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25, Class A5, 5.72%, 05/15/43 (a)	800,000	875,576
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,195,083
Series 2007-C33, Class A4, 5.92%, 02/15/51 (a)	1,945,000	2,140,943

Total Commercial Mortgage Backed Securities (cost $34,622,443)		38,948,226

Corporate Bonds 23.4%
Aerospace & Defense 0.3%
Boeing Capital Corp., 2.90%, 08/15/18	400,000	415,038
Boeing Co. (The), 4.88%, 02/15/20	500,000	557,694
Embraer SA, 5.15%, 06/15/22 (b)	350,000	349,679
General Dynamics Corp.
1.00%, 11/15/17	500,000	485,402
3.88%, 07/15/21	100,000	103,225
L-3 Communications Corp.
3.95%, 11/15/16	150,000	159,529
5.20%, 10/15/19	500,000	543,897
4.95%, 02/15/21	250,000	261,475
Lockheed Martin Corp., 4.07%, 12/15/42	643,000	562,257
Northrop Grumman Corp.
3.50%, 03/15/21	500,000	498,226
4.75%, 06/01/43	250,000	237,651

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Aerospace & Defense (continued)
Raytheon Co.
6.40%, 12/15/18	$206,000	$244,112
3.13%, 10/15/20	250,000	250,588
4.70%, 12/15/41	150,000	145,570
United Technologies Corp.
4.88%, 05/01/15	545,000	576,934
1.80%, 06/01/17	600,000	610,227
4.50%, 04/15/20	750,000	819,006
6.13%, 07/15/38	400,000	478,195
4.50%, 06/01/42	500,000	485,544

		7,784,249

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24 (c)	500,000	524,375
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	341,387	345,440
Southwest Airlines Co., 5.13%, 03/01/17	147,000	159,900
United Airlines Pass Through Trust
Series 2009-2A, 9.75%, 07/15/18	329,437	377,412
Series 2013-1, Class A, 4.30%, 02/15/27	500,000	501,250

		1,908,377

Auto Components 0.0%†
Johnson Controls, Inc.
4.25%, 03/01/21	150,000	156,231
3.75%, 12/01/21	600,000	601,380

		757,611

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 01/18/31	250,000	362,572
Ford Motor Co.
7.45%, 07/16/31	500,000	613,595
4.75%, 01/15/43	350,000	315,662

		1,291,829

Beverages 0.6%
Anheuser-Busch Cos. LLC
5.00%, 03/01/19	236,000	263,307
5.75%, 04/01/36	324,000	364,100
6.00%, 11/01/41	147,000	171,036
Anheuser-Busch InBev Finance, Inc., 4.00%, 01/17/43	500,000	442,337
Anheuser-Busch InBev Worldwide, Inc.
2.88%, 02/15/16 (b)	250,000	261,335
1.38%, 07/15/17	1,000,000	997,898

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
7.75%, 01/15/19	$1,000,000	$1,248,802
5.00%, 04/15/20	275,000	308,645
4.38%, 02/15/21	150,000	160,967
Beam, Inc., 5.38%, 01/15/16	48,000	51,752
Coca-Cola Co. (The)
1.80%, 09/01/16	480,000	493,666
1.15%, 04/01/18	500,000	487,874
3.15%, 11/15/20	450,000	456,499
3.20%, 11/01/23	550,000	528,576
Diageo Capital PLC
1.13%, 04/29/18	750,000	722,810
4.83%, 07/15/20	600,000	660,604
2.63%, 04/29/23	500,000	455,896
Diageo Finance BV, 5.30%, 10/28/15	649,000	703,158
Dr Pepper Snapple Group, Inc.
2.90%, 01/15/16	250,000	259,629
2.70%, 11/15/22	250,000	226,900
Molson Coors Brewing Co., 5.00%, 05/01/42	250,000	243,884
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	206,000	258,344
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	461,806
PepsiCo, Inc.
2.50%, 05/10/16	400,000	414,959
7.90%, 11/01/18	700,000	879,417
2.25%, 01/07/19	500,000	501,501
3.13%, 11/01/20	300,000	299,429
5.50%, 01/15/40	250,000	272,901

		12,598,032

Biotechnology 0.2%
Amgen, Inc.
2.30%, 06/15/16	250,000	257,914
3.45%, 10/01/20	600,000	610,253
6.40%, 02/01/39	600,000	690,497
5.15%, 11/15/41	400,000	399,100
5.38%, 05/15/43	300,000	308,532
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	153,375
Celgene Corp.
3.95%, 10/15/20	400,000	416,005
3.25%, 08/15/22	300,000	284,672
4.00%, 08/15/23	500,000	494,643
Genentech, Inc., 5.25%, 07/15/35	88,000	93,217
Gilead Sciences, Inc.
3.05%, 12/01/16	100,000	105,660
4.50%, 04/01/21	200,000	214,319
4.40%, 12/01/21	600,000	639,726

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Biotechnology (continued)
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	$500,000	$541,250

		5,209,163

Building Products 0.0%†
Owens Corning
9.00%, 06/15/19	17,000	20,910
4.20%, 12/15/22	250,000	239,617

		260,527

Capital Markets 1.1%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	168,223
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15	177,000	190,709
4.65%, 07/02/18	354,000	385,557
Charles Schwab Corp. (The), 2.20%, 07/25/18	200,000	200,031
Credit Suisse USA, Inc.
5.85%, 08/16/16	400,000	449,159
7.13%, 07/15/32	555,000	724,749
Deutsche Bank AG, 3.25%, 01/11/16	775,000	809,912
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	465,178
Goldman Sachs Group, Inc. (The)
5.13%, 01/15/15	664,000	693,488
5.35%, 01/15/16	577,000	623,377
3.63%, 02/07/16	1,105,000	1,155,959
5.63%, 01/15/17	1,000,000	1,101,354
2.38%, 01/22/18	1,500,000	1,503,948
2.90%, 07/19/18	500,000	508,603
Series D, 6.00%, 06/15/20	1,000,000	1,145,783
5.25%, 07/27/21	500,000	549,100
5.75%, 01/24/22	500,000	562,790
3.63%, 01/22/23	750,000	722,426
6.13%, 02/15/33 (b)	1,150,000	1,293,532
6.75%, 10/01/37	500,000	553,520
Jefferies Group, Inc.
5.13%, 04/13/18	500,000	539,420
5.13%, 01/20/23	250,000	252,866
Morgan Stanley
6.00%, 04/28/15	250,000	266,316
3.45%, 11/02/15	450,000	469,381
1.75%, 02/25/16	500,000	506,474
3.80%, 04/29/16	275,000	290,588
5.45%, 01/09/17	1,325,000	1,465,743
2.13%, 04/25/18	1,200,000	1,193,068
7.30%, 05/13/19	700,000	850,635
5.63%, 09/23/19	1,000,000	1,133,685
5.75%, 01/25/21	300,000	340,138
5.50%, 07/28/21	250,000	279,512

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
4.88%, 11/01/22	$500,000	$508,909
4.10%, 05/22/23	650,000	627,567
7.25%, 04/01/32	324,000	404,037
Nomura Holdings, Inc.
4.13%, 01/19/16	400,000	421,098
2.00%, 09/13/16	500,000	503,271
UBS AG
5.88%, 07/15/16	1,121,000	1,243,412
5.88%, 12/20/17	350,000	400,952

		25,504,470

Chemicals 0.4%
Albemarle Corp., 5.10%, 02/01/15	118,000	123,137
CF Industries, Inc., 3.45%, 06/01/23	550,000	504,285
Dow Chemical Co. (The)
4.25%, 11/15/20	400,000	425,774
4.13%, 11/15/21	1,150,000	1,188,116
9.40%, 05/15/39	260,000	389,341
E.I. du Pont de Nemours & Co.
5.25%, 12/15/16	385,000	432,498
2.80%, 02/15/23	250,000	229,883
4.90%, 01/15/41 (b)	300,000	295,799
Eastman Chemical Co.
3.00%, 12/15/15	250,000	259,213
3.60%, 08/15/22	600,000	576,055
Ecolab, Inc.
3.00%, 12/08/16	1,000,000	1,049,041
4.35%, 12/08/21	150,000	155,743
Lubrizol Corp., 6.50%, 10/01/34	147,000	178,813
LYB International Finance BV, 4.00%, 07/15/23	500,000	493,920
LyondellBasell Industries NV
5.00%, 04/15/19	500,000	552,500
6.00%, 11/15/21	500,000	573,750
Mosaic Co. (The)
3.75%, 11/15/21	250,000	245,716
4.25%, 11/15/23	750,000	743,660
PPG Industries, Inc., 3.60%, 11/15/20	500,000	508,025
Praxair, Inc.
4.05%, 03/15/21	200,000	208,409
3.00%, 09/01/21	450,000	441,649
RPM International, Inc., 3.45%, 11/15/22	350,000	320,833

		9,896,160

Commercial Banks 2.9%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	200,000	212,307
American Express Centurion Bank, 0.88%, 11/13/15	500,000	500,992

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Bank of America NA
6.00%, 06/15/16	$295,000	$324,058
5.30%, 03/15/17	200,000	220,457
Bank of Montreal, 1.45%, 04/09/18	750,000	731,245
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15	500,000	503,817
2.30%, 07/28/16	200,000	206,380
1.30%, 01/25/18	500,000	487,272
Bank of Nova Scotia
2.05%, 10/07/15	500,000	512,556
2.90%, 03/29/16	700,000	729,017
1.45%, 04/25/18	500,000	486,767
Bank One Corp., 8.00%, 04/29/27	290,000	367,098
Barclays Bank PLC
5.13%, 01/08/20	500,000	554,927
5.14%, 10/14/20	250,000	266,658
BB&T Corp.
3.20%, 03/15/16	500,000	523,955
2.15%, 03/22/17	850,000	861,726
2.05%, 06/19/18	750,000	743,476
BBVA US Senior SAU, 4.66%, 10/09/15	350,000	368,220
BNP Paribas SA
3.60%, 02/23/16	750,000	788,795
2.70%, 08/20/18	500,000	507,477
5.00%, 01/15/21	250,000	273,080
3.25%, 03/03/23	500,000	471,251
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16 (b)	500,000	502,884
Capital One Financial Corp.
5.25%, 02/21/17	304,000	330,536
4.75%, 07/15/21	800,000	849,556
Capital One NA, 1.50%, 03/22/18	300,000	292,111
Comerica, Inc., 4.80%, 05/01/15	177,000	185,919
Commonwealth Bank of Australia, 2.50%, 09/20/18	500,000	504,286
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.13%, 10/13/15	250,000	256,445
3.38%, 01/19/17	500,000	526,862
1.70%, 03/19/18	750,000	741,272
3.88%, 02/08/22	500,000	502,378
4.63%, 12/01/23	250,000	251,554
5.25%, 05/24/41	175,000	179,236
5.75%, 12/01/43	250,000	265,019
Credit Suisse, 4.38%, 08/05/20	400,000	426,711
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	185,165

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Discover Bank
7.00%, 04/15/20	$400,000	$463,437
4.20%, 08/08/23	500,000	491,624
Export-Import Bank of Korea
4.00%, 01/29/21	600,000	610,872
5.00%, 04/11/22 (b)	500,000	542,340
Fifth Third Bancorp
3.63%, 01/25/16	750,000	786,540
3.50%, 03/15/22	700,000	681,661
HSBC Bank USA NA, 5.63%, 08/15/35	250,000	263,850
HSBC Holdings PLC
5.10%, 04/05/21	500,000	555,668
4.88%, 01/14/22	500,000	538,448
6.50%, 05/02/36	400,000	474,394
6.50%, 09/15/37	600,000	708,704
HSBC USA, Inc., 2.63%, 09/24/18	500,000	508,870
Intesa Sanpaolo SpA, 3.88%, 01/16/18	500,000	508,746
JPMorgan Chase Bank NA
6.00%, 07/05/17	2,210,000	2,498,656
6.00%, 10/01/17	1,000,000	1,143,414
KeyBank NA, 6.95%, 02/01/28	225,000	266,277
KeyCorp, 2.30%, 12/13/18	500,000	496,148
Korea Development Bank (The), 3.25%, 03/09/16	700,000	727,857
Korea Finance Corp., 4.63%, 11/16/21	200,000	210,339
Kreditanstalt fuer Wiederaufbau
0.63%, 04/24/15	500,000	501,925
4.38%, 07/21/15 (b)	2,145,000	2,266,788
2.63%, 02/16/16	500,000	521,204
5.13%, 03/14/16	350,000	383,135
0.50%, 04/19/16	2,000,000	1,985,294
2.00%, 06/01/16	500,000	514,064
0.88%, 09/05/17 (b)	1,000,000	987,484
4.38%, 03/15/18	600,000	663,982
1.00%, 06/11/18 (b)	2,500,000	2,421,820
2.75%, 09/08/20	400,000	402,191
2.00%, 10/04/22	1,000,000	920,424
Landwirtschaftliche Rentenbank
2.13%, 07/15/16	250,000	257,531
5.13%, 02/01/17	750,000	836,609
1.00%, 04/04/18	1,000,000	975,486
Manufacturers & Traders Trust Co., 1.45%, 03/07/18	500,000	486,376
National Australia Bank Ltd.
1.60%, 08/07/15	500,000	507,320
1.30%, 07/25/16	500,000	502,947

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
National City Corp., 4.90%, 01/15/15	$354,000	$370,140
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	247,453
4.88%, 02/16/16	350,000	380,680
PNC Bank NA
2.95%, 01/30/23	250,000	229,197
3.80%, 07/25/23	500,000	484,548
PNC Funding Corp.
5.25%, 11/15/15	354,000	380,899
2.70%, 09/19/16	500,000	520,772
5.13%, 02/08/20	500,000	560,614
Royal Bank of Canada
2.88%, 04/19/16	500,000	521,650
1.45%, 09/09/16	500,000	505,594
2.20%, 07/27/18	500,000	502,892
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	1,000,000	1,067,500
5.63%, 08/24/20	500,000	559,070
Societe Generale SA, 2.75%, 10/12/17 (b)	250,000	256,250
State Street Corp.
4.38%, 03/07/21	600,000	648,588
3.70%, 11/20/23	500,000	496,885
Sumitomo Mitsui Banking Corp., 3.00%, 01/18/23	500,000	460,401
SunTrust Banks, Inc.
3.60%, 04/15/16	150,000	157,934
3.50%, 01/20/17	550,000	579,457
Svenska Handelsbanken AB, 2.50%, 01/25/19	500,000	498,667
Toronto-Dominion Bank (The)
2.38%, 10/19/16	250,000	259,663
1.40%, 04/30/18	750,000	731,587
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/15/16 (d)	250,000	266,250
Union Bank NA, 1.50%, 09/26/16	500,000	504,883
US Bancorp
1.65%, 05/15/17	500,000	503,980
1.95%, 11/15/18	500,000	496,402
4.13%, 05/24/21	150,000	158,997
US Bank NA, 4.80%, 04/15/15	133,000	139,949
Wells Fargo & Co.
1.50%, 07/01/15	1,000,000	1,014,685
3.68%, 06/15/16 (e)	1,500,000	1,593,045
5.13%, 09/15/16	206,000	226,286
1.50%, 01/16/18	750,000	741,689
2.15%, 01/15/19	500,000	498,432
4.60%, 04/01/21 (b)	500,000	540,987
5.38%, 02/07/35	457,000	491,912
5.38%, 11/02/43	250,000	254,856

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
5.61%, 01/15/44 (c)	$1,138,000	$1,168,160
Wells Fargo Capital X, 5.95%, 12/01/86	275,000	268,813
Westpac Banking Corp.
4.20%, 02/27/15	1,000,000	1,042,453
1.60%, 01/12/18	500,000	493,149
2.25%, 07/30/18 (b)	500,000	502,023

		65,581,282

Commercial Services & Supplies 0.1%
GATX Corp., 2.38%, 07/30/18	350,000	348,770
Republic Services, Inc., 5.25%, 11/15/21	800,000	873,826
Science Applications International Corp., 5.50%, 07/01/33	177,000	161,884
Waste Management, Inc.
6.38%, 03/11/15	500,000	532,270
7.00%, 07/15/28	162,000	196,947

		2,113,697

Communications Equipment 0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	250,000	232,446
Cisco Systems, Inc.
5.50%, 02/22/16 (b)	425,000	467,869
4.95%, 02/15/19	200,000	224,721
5.90%, 02/15/39	500,000	557,402
Motorola Solutions, Inc., 7.50%, 05/15/25	206,000	244,368
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	245,125

		1,971,931

Computers & Peripherals 0.3%
Apple, Inc.
1.00%, 05/03/18	750,000	726,166
3.85%, 05/04/43	750,000	629,653
EMC Corp., 1.88%, 06/01/18	1,000,000	990,314
Hewlett-Packard Co.
2.35%, 03/15/15	600,000	610,524
5.50%, 03/01/18 (b)	800,000	890,527
3.75%, 12/01/20	500,000	500,114
4.65%, 12/09/21	600,000	619,013
Seagate HDD Cayman
3.75%, 11/15/18 (c)	675,000	681,750
4.75%, 06/01/23 (c)	500,000	466,250

		6,114,311

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	$100,000	$91,641

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	385,000	430,498

Consumer Finance 0.5%
Air Lease Corp., 3.38%, 01/15/19	500,000	502,500
American Express Co.
6.15%, 08/28/17	200,000	230,732
1.55%, 05/22/18	750,000	731,097
2.65%, 12/02/22	971,000	897,317
6.80%, 09/01/66 (a)	290,000	309,575
American Express Credit Corp., 2.75%, 09/15/15	500,000	517,400
Boeing Capital Corp., 4.70%, 10/27/19	250,000	280,615
Ford Motor Credit Co. LLC
2.50%, 01/15/16	250,000	255,903
1.70%, 05/09/16	500,000	504,081
1.50%, 01/17/17	1,000,000	996,018
4.25%, 02/03/17	1,000,000	1,076,811
3.00%, 06/12/17	350,000	363,015
5.88%, 08/02/21	1,000,000	1,134,289
HSBC Finance Corp., 6.68%, 01/15/21	895,000	1,031,193
John Deere Capital Corp., 1.30%, 03/12/18 (b)	750,000	735,953
ORIX Corp., 5.00%, 01/12/16	200,000	212,860
Toyota Motor Credit Corp.
0.88%, 07/17/15	400,000	401,998
2.80%, 01/11/16	600,000	622,890
2.00%, 10/24/18	500,000	498,718
3.30%, 01/12/22	500,000	496,315

		11,799,280

Containers & Packaging 0.0%†
Packaging Corp. of America, 4.50%, 11/01/23	250,000	250,656

Distributors 0.0%†
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	242,040
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	106,171

		348,211

Diversified Financial Services 2.1%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	99,800

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
Associates Corp. of North America, 6.95%, 11/01/18	$339,000	$403,745
AXA Financial, Inc., 7.00%, 04/01/28	133,000	144,851
Bank of America Corp.
4.75%, 08/01/15	619,000	655,984
5.25%, 12/01/15	737,000	788,976
Series 1, 3.75%, 07/12/16	750,000	797,184
5.63%, 10/14/16	1,460,000	1,623,552
3.88%, 03/22/17	500,000	533,733
2.00%, 01/11/18	600,000	598,474
5.65%, 05/01/18	3,200,000	3,635,971
2.60%, 01/15/19	500,000	501,024
5.63%, 07/01/20	1,000,000	1,137,521
5.00%, 05/13/21	700,000	764,876
5.70%, 01/24/22	750,000	847,141
3.30%, 01/11/23	500,000	473,882
4.10%, 07/24/23	750,000	751,412
5.88%, 02/07/42 (b)	250,000	283,843
Block Financial LLC, 5.50%, 11/01/22	250,000	256,552
Caterpillar Financial Services Corp., 2.85%, 06/01/22 (b)	500,000	475,602
Citigroup, Inc.
2.65%, 03/02/15	500,000	510,168
5.30%, 01/07/16	1,979,000	2,136,857
3.95%, 06/15/16	450,000	478,212
5.85%, 08/02/16	413,000	458,886
4.45%, 01/10/17	1,000,000	1,083,261
6.13%, 11/21/17	500,000	576,394
1.75%, 05/01/18	1,000,000	983,316
8.50%, 05/22/19	500,000	639,723
5.38%, 08/09/20	250,000	283,574
4.50%, 01/14/22	650,000	685,539
3.88%, 10/25/23 (b)	250,000	245,173
6.63%, 06/15/32	333,000	372,545
5.88%, 02/22/33	118,000	121,422
5.85%, 12/11/34	525,000	568,552
5.88%, 05/29/37	100,000	110,587
8.13%, 07/15/39	350,000	490,922
6.68%, 09/13/43	250,000	286,457
General Electric Capital Corp.
4.88%, 03/04/15	619,000	650,330
2.25%, 11/09/15	250,000	257,649
1.00%, 01/08/16	750,000	751,855
5.00%, 01/08/16	295,000	318,953
1.50%, 07/12/16	500,000	506,506
5.40%, 02/15/17	585,000	650,511
2.30%, 04/27/17	1,000,000	1,024,860
5.63%, 09/15/17	1,100,000	1,251,444
1.60%, 11/20/17	1,000,000	997,892
5.63%, 05/01/18	1,000,000	1,150,324
5.30%, 02/11/21	350,000	391,007

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
4.65%, 10/17/21	$300,000	$328,532
3.10%, 01/09/23	500,000	475,136
Series A, 6.75%, 03/15/32	1,128,000	1,396,732
6.15%, 08/07/37	1,200,000	1,388,934
6.38%, 11/15/67 (a)	275,000	297,688
Goldman Sachs Capital I, 6.35%, 02/15/34 (b)	250,000	252,824
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	500,000	500,945
JPMorgan Chase & Co.
3.70%, 01/20/15	805,000	829,469
4.75%, 03/01/15	254,000	265,647
5.15%, 10/01/15	501,000	536,357
1.10%, 10/15/15	500,000	501,871
3.15%, 07/05/16	350,000	366,437
1.80%, 01/25/18 (b)	1,000,000	992,003
4.25%, 10/15/20	350,000	370,990
4.63%, 05/10/21	500,000	537,615
3.25%, 09/23/22	1,000,000	959,073
3.38%, 05/01/23	1,250,000	1,161,408
5.60%, 07/15/41	400,000	435,990
5.40%, 01/06/42	500,000	535,091
Leucadia National Corp., 5.50%, 10/18/23 (b)	250,000	250,057
Moody’s Corp.
4.50%, 09/01/22	150,000	147,818
4.88%, 02/15/24	250,000	250,170
Murray Street Investment Trust I, 4.65%, 03/09/17 (e)	750,000	808,474
National Rural Utilities Cooperative Finance Corp.
5.45%, 04/10/17	850,000	949,064
Series C, 8.00%, 03/01/32	159,000	214,421
Western Union Co. (The), 6.20%, 11/17/36	300,000	281,052

		47,790,840

Diversified Telecommunication Services 1.2%
AT&T, Inc.
2.40%, 08/15/16	1,500,000	1,546,293
1.60%, 02/15/17	500,000	500,356
2.38%, 11/27/18	425,000	425,948
4.45%, 05/15/21	350,000	369,166
6.50%, 09/01/37	247,000	281,408
6.30%, 01/15/38	250,000	277,380
6.55%, 02/15/39	410,000	466,681
5.35%, 09/01/40	395,000	393,587
5.55%, 08/15/41 (b)	400,000	404,799
4.30%, 12/15/42	603,000	515,442
4.35%, 06/15/45	1,673,000	1,414,138
British Telecommunications PLC
5.95%, 01/15/18	750,000	856,946

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
9.63%, 12/15/30	$250,000	$373,760
Corning, Inc.
4.25%, 08/15/20	250,000	264,208
4.70%, 03/15/37	250,000	237,946
Deutsche Telekom International Finance BV
5.75%, 03/23/16	697,000	764,210
8.75%, 06/15/30	619,000	866,275
Embarq Corp., 8.00%, 06/01/36	550,000	555,100
France Telecom SA
8.75%, 03/01/31	407,000	558,498
5.38%, 01/13/42	250,000	251,084
GTE Corp.
6.84%, 04/15/18	206,000	240,148
6.94%, 04/15/28	147,000	166,701
Telefonica Emisiones SAU
6.42%, 06/20/16	1,770,000	1,975,322
5.46%, 02/16/21	250,000	264,395
4.57%, 04/27/23	1,050,000	1,039,289
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15 (b)	236,000	246,749
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	630,173
2.50%, 09/15/16	1,000,000	1,035,551
5.50%, 02/15/18 (b)	150,000	169,615
8.75%, 11/01/18	357,000	456,830
6.35%, 04/01/19	450,000	530,007
4.60%, 04/01/21	500,000	535,667
2.45%, 11/01/22 (b)	500,000	442,667
5.15%, 09/15/23	2,000,000	2,145,636
6.40%, 09/15/33	750,000	867,647
5.85%, 09/15/35	118,000	125,119
6.00%, 04/01/41	250,000	269,936
6.55%, 09/15/43 (b)	2,000,000	2,333,258
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,515,134

		26,313,069

Electric Utilities 1.5%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,400,000	1,552,679
Alabama Power Co., 5.70%, 02/15/33	574,000	640,039
Ameren Illinois Co., 2.70%, 09/01/22	450,000	421,201
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	216,045
Arizona Public Service Co., 5.50%, 09/01/35	215,000	231,936
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,272,112

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	$400,000	$433,226
CMS Energy Corp., 4.70%, 03/31/43	300,000	278,705
Consolidated Edison Co. of New York, Inc.
Series 05-C, 5.38%, 12/15/15	177,000	192,473
Series 08-A, 5.85%, 04/01/18	1,000,000	1,156,195
Series 03-A, 5.88%, 04/01/33	118,000	129,499
3.95%, 03/01/43	500,000	441,153
Dominion Resources, Inc.
8.88%, 01/15/19	250,000	319,024
5.20%, 08/15/19	200,000	224,346
Series E, 6.30%, 03/15/33	10,000	11,585
Series B, 5.95%, 06/15/35	251,000	278,794
Series C, 4.90%, 08/01/41	200,000	193,391
DTE Energy Co., 6.35%, 06/01/16	913,000	1,022,299
Duke Energy Carolinas LLC
3.90%, 06/15/21	100,000	104,562
4.25%, 12/15/41	300,000	283,352
Duke Energy Corp.
2.10%, 06/15/18	500,000	497,759
5.05%, 09/15/19	1,200,000	1,326,043
3.05%, 08/15/22	350,000	331,966
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	207,317
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	72,991
Edison International, 3.75%, 09/15/17	500,000	526,299
Entergy Corp., 5.13%, 09/15/20	400,000	422,422
Exelon Corp.
4.90%, 06/15/15	413,000	435,464
5.63%, 06/15/35	836,000	828,785
Florida Power & Light Co.
5.85%, 02/01/33	100,000	115,132
5.95%, 10/01/33	77,000	90,660
5.40%, 09/01/35	130,000	143,306
5.65%, 02/01/37	450,000	508,774
4.13%, 02/01/42	250,000	230,459
Florida Power Corp., 5.90%, 03/01/33	318,000	356,142
Georgia Power Co., 4.30%, 03/15/42	500,000	450,513
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	105,359
Indiana Michigan Power Co., 3.20%, 03/15/23	500,000	466,691
Jersey Central Power & Light Co., 7.35%, 02/01/19	500,000	593,126

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
LG&E and KU Energy LLC, 3.75%, 11/15/20	$700,000	$708,187
MidAmerican Energy Co.
3.70%, 09/15/23	500,000	497,734
5.80%, 10/15/36	550,000	617,876
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	250,000	294,148
5.15%, 11/15/43 (c)	500,000	504,164
National Fuel Gas Co., 3.75%, 03/01/23	250,000	234,513
Nevada Power Co., 5.45%, 05/15/41	150,000	162,948
Nisource Finance Corp.
5.95%, 06/15/41	450,000	474,218
4.80%, 02/15/44	250,000	226,594
Northeast Utilities, 1.45%, 05/01/18	500,000	482,689
Northern States Power Co., 2.15%, 08/15/22	250,000	224,477
NSTAR Electric Co., 2.38%, 10/15/22	500,000	454,047
Oglethorpe Power Corp., 5.25%, 09/01/50 (b)	200,000	195,378
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	274,285
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	692,000	730,443
4.55%, 12/01/41	150,000	141,514
5.30%, 06/01/42	150,000	156,262
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	300,000	305,847
2.45%, 08/15/22	250,000	225,657
3.25%, 06/15/23	500,000	474,308
6.25%, 03/01/39	600,000	698,551
PacifiCorp
5.25%, 06/15/35 (b)	177,000	187,958
4.10%, 02/01/42	250,000	227,289
PPL Capital Funding, Inc., 1.90%, 06/01/18	750,000	733,604
Progress Energy, Inc.
4.40%, 01/15/21	700,000	741,805
7.75%, 03/01/31	236,000	303,891
PSEG Power LLC
5.50%, 12/01/15	413,000	447,473
5.13%, 04/15/20	250,000	272,611
Public Service Co. of Colorado
3.20%, 11/15/20	250,000	252,519
3.60%, 09/15/42	400,000	334,098
Public Service Electric & Gas Co., 3.95%, 05/01/42	400,000	358,181
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	161,061

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
San Diego Gas & Electric Co., 3.95%, 11/15/41	$250,000	$225,891
Scottish Power Ltd., 5.81%, 03/15/25	118,000	124,493
South Carolina Electric & Gas Co.
6.50%, 11/01/18	250,000	299,065
6.05%, 01/15/38	150,000	175,496
Southern California Edison Co.
3.50%, 10/01/23	500,000	490,833
6.00%, 01/15/34	177,000	206,774
Series 05-B, 5.55%, 01/15/36	436,000	483,638
Southern Co. (The), Series A, 2.38%, 09/15/15	300,000	307,069
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	165,014
Tampa Electric Co., 5.40%, 05/15/21	500,000	563,009
Union Electric Co., 6.70%, 02/01/19	141,000	168,389
Virginia Electric and Power Co.
Series A, 5.40%, 01/15/16	147,000	160,230
3.45%, 09/01/22	500,000	498,288
Series D, 4.65%, 08/15/43 (b)	500,000	495,617
Wisconsin Electric Power Co.
2.95%, 09/15/21	300,000	294,999
5.63%, 05/15/33	59,000	65,605
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	273,666
4.70%, 05/15/20	250,000	274,340
6.50%, 07/01/36	177,000	210,064

		34,698,634

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	75,807
Honeywell International, Inc.
5.40%, 03/15/16	705,000	774,748
5.30%, 03/01/18	840,000	953,278
4.25%, 03/01/21	500,000	536,758
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	153,060
Precision Castparts Corp., 1.25%, 01/15/18	200,000	195,699
Thermo Fisher Scientific, Inc.
3.20%, 03/01/16	400,000	418,304
3.60%, 08/15/21	250,000	248,910

		3,356,564

Electronic Equipment, Instruments & Components 0.0%†
Agilent Technologies, Inc., 3.88%, 07/15/23	250,000	237,335
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	496,607

		733,942

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services 0.1%
Baker Hughes, Inc.
3.20%, 08/15/21	$500,000	$496,790
5.13%, 09/15/40	200,000	210,489
Halliburton Co.
2.00%, 08/01/18	500,000	499,860
6.70%, 09/15/38	400,000	492,842
National Oilwell Varco, Inc., 3.95%, 12/01/42	600,000	528,816
Weatherford International Ltd.
9.63%, 03/01/19	200,000	256,669
5.13%, 09/15/20	500,000	537,089
5.95%, 04/15/42	250,000	251,859

		3,274,414

Food & Staples Retailing 0.1%
CVS Caremark Corp., 6.25%, 06/01/27	795,000	928,085
Kroger Co. (The)
7.50%, 04/01/31	257,000	312,283
5.40%, 07/15/40	200,000	197,639
Safeway, Inc.
3.40%, 12/01/16	650,000	676,942
5.00%, 08/15/19	200,000	212,362
3.95%, 08/15/20 (b)	100,000	99,906
Sysco Corp., 5.38%, 09/21/35 (b)	106,000	110,719
Walgreen Co., 3.10%, 09/15/22	500,000	469,473

		3,007,409

Food Products 0.3%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	147,000	156,969
4.02%, 04/16/43	345,000	294,730
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	88,000	92,954
4.10%, 03/15/16	400,000	422,464
Campbell Soup Co., 4.25%, 04/15/21	100,000	101,523
ConAgra Foods, Inc.
1.90%, 01/25/18	500,000	493,517
3.25%, 09/15/22	500,000	470,366
7.00%, 10/01/28	221,000	260,422
General Mills, Inc., 3.15%, 12/15/21	750,000	735,204
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	199,375
Kellogg Co.
4.00%, 12/15/20	250,000	259,111
Series B, 7.45%, 04/01/31	147,000	185,210
Kraft Foods Group, Inc.
6.88%, 01/26/39	500,000	613,714
5.00%, 06/04/42	350,000	342,456

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products (continued)
Kraft Foods, Inc., 6.50%, 02/09/40	$500,000	$597,488
Sara Lee Corp., 2.75%, 09/15/15	250,000	256,821
Tyson Foods, Inc., 4.50%, 06/15/22	450,000	456,750
Unilever Capital Corp.
2.75%, 02/10/16	400,000	416,803
5.90%, 11/15/32	206,000	251,448

		6,607,325

Gas Utilities 0.8%
AGL Capital Corp., 4.40%, 06/01/43	250,000	226,838
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	93,733
Buckeye Partners LP
4.88%, 02/01/21	250,000	255,680
4.15%, 07/01/23	250,000	238,727
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	326,087
DCP Midstream Operating LP, 3.88%, 03/15/23	300,000	277,744
El Paso Natural Gas Co., 8.37%, 06/15/32	250,000	322,816
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	707,041
Energy Transfer Partners LP
5.95%, 02/01/15	250,000	263,386
6.70%, 07/01/18	350,000	406,266
4.65%, 06/01/21	200,000	205,594
5.20%, 02/01/22	500,000	524,975
3.60%, 02/01/23	500,000	464,103
4.90%, 02/01/24	250,000	253,856
6.05%, 06/01/41	75,000	76,567
Enterprise Products Operating LLC
3.20%, 02/01/16	250,000	261,423
4.05%, 02/15/22	250,000	253,868
3.35%, 03/15/23	1,000,000	948,470
6.13%, 10/15/39	285,000	312,917
6.45%, 09/01/40	250,000	285,875
4.85%, 03/15/44	200,000	188,082
Kern River Funding Corp., 4.89%, 04/30/18 (c)	41,999	44,950
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	50,000	52,388
6.85%, 02/15/20	935,000	1,107,242
5.80%, 03/15/35	206,000	210,157
6.38%, 03/01/41	250,000	272,967
5.00%, 08/15/42	350,000	322,310
ONEOK Partners LP
3.25%, 02/01/16	800,000	830,504
3.38%, 10/01/22	500,000	469,172

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
6.13%, 02/01/41	$100,000	$106,471
ONEOK, Inc., 4.25%, 02/01/22	500,000	468,822
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	200,000	210,435
3.85%, 10/15/23	650,000	633,578
5.15%, 06/01/42	450,000	438,520
Sempra Energy
4.05%, 12/01/23	150,000	148,116
6.00%, 10/15/39	470,000	519,805
Southern Natural Gas Co. LLC, 5.90%, 04/01/17 (c)	250,000	280,846
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	337,189
Spectra Energy Partners LP, 2.95%, 09/25/18	500,000	507,350
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	500,000	458,758
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	185,657
TransCanada PipeLines Ltd.
3.80%, 10/01/20	250,000	258,620
5.00%, 10/16/43	500,000	492,173
Williams Cos., Inc. (The), 3.70%, 01/15/23	500,000	436,776
Williams Partners LP
7.25%, 02/01/17	150,000	173,882
5.25%, 03/15/20	500,000	545,230
3.35%, 08/15/22	200,000	185,682
6.30%, 04/15/40	150,000	162,062
5.80%, 11/15/43	250,000	255,546

		17,009,256

Health Care Providers & Services 0.7%
Aetna, Inc.
6.00%, 06/15/16	550,000	614,106
6.63%, 06/15/36	250,000	297,413
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	246,177
Baxter International, Inc.
4.63%, 03/15/15 (b)	77,000	80,753
0.95%, 06/01/16	500,000	500,776
1.85%, 01/15/17	500,000	506,695
5.38%, 06/01/18	400,000	454,513
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	343,279
Boston Scientific Corp.
2.65%, 10/01/18	550,000	553,731
6.00%, 01/15/20	200,000	230,278
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	285,101

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
CareFusion Corp., 3.30%, 03/01/23 (c)	$350,000	$319,853
Cigna Corp.
4.50%, 03/15/21	300,000	317,042
5.38%, 02/15/42	150,000	157,620
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	277,613
Covidien International Finance SA
1.35%, 05/29/15	500,000	504,462
6.00%, 10/15/17	400,000	458,570
Express Scripts Holding Co., 3.50%, 11/15/16	250,000	264,913
Express Scripts, Inc.
3.13%, 05/15/16	350,000	366,081
3.90%, 02/15/22	750,000	748,129
Humana, Inc., 3.15%, 12/01/22	250,000	230,386
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	236,437
Laboratory Corp. of America Holdings
3.13%, 05/15/16	150,000	156,320
3.75%, 08/23/22	350,000	339,281
McKesson Corp., 6.00%, 03/01/41	250,000	280,280
Medco Health Solutions, Inc.
7.13%, 03/15/18	200,000	236,879
4.13%, 09/15/20	300,000	311,527
Medtronic, Inc.
4.45%, 03/15/20	800,000	879,988
4.00%, 04/01/43	300,000	265,275
Quest Diagnostics, Inc.
5.45%, 11/01/15	324,000	349,211
4.70%, 04/01/21	500,000	512,426
St. Jude Medical, Inc.
2.50%, 01/15/16	300,000	307,873
3.25%, 04/15/23	400,000	372,919
Stryker Corp., 1.30%, 04/01/18	500,000	486,917
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	322,060
1.40%, 10/15/17	500,000	495,326
5.80%, 03/15/36	708,000	778,837
3.95%, 10/15/42	250,000	213,043
WellPoint, Inc.
5.25%, 01/15/16	324,000	350,273
3.70%, 08/15/21	100,000	99,697
4.63%, 05/15/42	500,000	462,111
5.10%, 01/15/44	300,000	297,949
Zimmer Holdings, Inc., 3.38%, 11/30/21	200,000	192,839

		15,704,959

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure 0.1%
Carnival Corp., 3.95%, 10/15/20	$500,000	$500,576
Darden Restaurants, Inc., 3.35%, 11/01/22	200,000	171,575
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	160,506
McDonald’s Corp.
5.35%, 03/01/18	360,000	410,035
4.88%, 07/15/40	250,000	255,257
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	158,842
Yum! Brands, Inc., 6.88%, 11/15/37	78,000	89,364

		1,746,155

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	94,005
Stanley Black & Decker, Inc., 2.90%, 11/01/22	500,000	464,898

		558,903

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	499,788
Kimberly-Clark Corp.
4.88%, 08/15/15	800,000	856,571
6.63%, 08/01/37	130,000	163,371

		1,519,730

Industrial Conglomerates 0.3%
3M Co., 5.70%, 03/15/37	415,000	478,678
Danaher Corp.
2.30%, 06/23/16	200,000	206,438
3.90%, 06/23/21	100,000	103,366
Dover Corp.
4.88%, 10/15/15	224,000	240,686
5.38%, 03/01/41	100,000	107,320
Eaton Corp.
2.75%, 11/02/22	750,000	699,144
4.00%, 11/02/32	500,000	457,452
GE Capital Trust I, 6.38%, 11/15/67 (a)	500,000	541,250
General Electric Co.
0.85%, 10/09/15	250,000	251,500
5.25%, 12/06/17	600,000	680,215
2.70%, 10/09/22	500,000	468,025
4.13%, 10/09/42	350,000	322,307
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	197,593
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19 (c)	800,000	792,549

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates (continued)
Pentair Finance SA, 3.15%, 09/15/22	$400,000	$361,875
Tyco Electronics Group SA
6.55%, 10/01/17	400,000	457,018
3.50%, 02/03/22	300,000	285,030

		6,650,446

Information Technology Services 0.2%
Fidelity National Information Services, Inc.
2.00%, 04/15/18	500,000	487,010
3.50%, 04/15/23	750,000	686,868
Fiserv, Inc., 4.75%, 06/15/21	200,000	204,578
International Business Machines Corp.
0.75%, 05/11/15	750,000	754,667
1.95%, 07/22/16	150,000	154,204
1.25%, 02/08/18	1,000,000	981,658
1.63%, 05/15/20	500,000	470,000
2.90%, 11/01/21	200,000	193,503
5.88%, 11/29/32	683,000	789,771
4.00%, 06/20/42	100,000	89,293

		4,811,552

Insurance 1.0%
ACE INA Holdings, Inc., 2.70%, 03/13/23	500,000	458,193
Aflac, Inc.
3.63%, 06/15/23	500,000	483,235
6.45%, 08/15/40	200,000	234,351
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	177,518
Alleghany Corp., 4.95%, 06/27/22	400,000	416,978
Allstate Corp. (The)
4.50%, 06/15/43	500,000	473,089
6.50%, 05/15/67 (a)	195,000	203,531
American International Group, Inc.
5.05%, 10/01/15	147,000	157,623
5.60%, 10/18/16	585,000	652,248
3.80%, 03/22/17	500,000	533,052
5.85%, 01/16/18	400,000	458,869
8.25%, 08/15/18	500,000	626,216
3.38%, 08/15/20	750,000	756,916
8.17%, 05/15/68 (a)	425,000	511,711
6.25%, 03/15/87	275,000	274,656
Aon Corp., 5.00%, 09/30/20	500,000	549,155
Assurant, Inc., 2.50%, 03/15/18	350,000	342,792
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	1,504,000	1,573,547

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
1.30%, 05/15/18	$750,000	$731,990
4.25%, 01/15/21 (b)	400,000	422,217
Berkshire Hathaway, Inc.
3.40%, 01/31/22	500,000	497,995
4.50%, 02/11/43	250,000	232,200
Chubb Corp. (The)
6.00%, 05/11/37	165,000	191,461
6.38%, 03/29/67 (a)	400,000	437,000
CNA Financial Corp., 5.75%, 08/15/21	500,000	558,424
Genworth Financial, Inc., 6.50%, 06/15/34	206,000	220,688
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	350,000	381,197
6.10%, 10/01/41	309,000	349,827
ING US, Inc.
2.90%, 02/15/18	500,000	510,607
5.50%, 07/15/22	250,000	271,641
Lincoln National Corp.
4.85%, 06/24/21	100,000	106,865
6.15%, 04/07/36	440,000	495,014
Loews Corp., 4.13%, 05/15/43	400,000	341,219
Markel Corp., 3.63%, 03/30/23	350,000	328,168
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	600,000	638,307
MetLife, Inc.
4.75%, 02/08/21	700,000	756,511
5.70%, 06/15/35 (b)	159,000	173,647
4.88%, 11/13/43	500,000	486,936
6.40%, 12/15/66	500,000	515,625
Nationwide Financial Services, Inc., 6.75%, 05/15/67 (f)	105,000	103,294
Principal Financial Group, Inc.
8.88%, 05/15/19	350,000	447,541
3.30%, 09/15/22	500,000	474,294
Progressive Corp. (The)
3.75%, 08/23/21	200,000	204,586
6.25%, 12/01/32	162,000	189,081
Prudential Financial, Inc.
3.00%, 05/12/16	150,000	156,111
Series B, 5.75%, 07/15/33	147,000	157,874
6.63%, 06/21/40	500,000	603,838
5.63%, 06/15/43 (a)	250,000	245,938
5.10%, 08/15/43	500,000	500,362
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	105,198
Travelers Cos., Inc. (The)
5.75%, 12/15/17	335,000	383,805
5.35%, 11/01/40	250,000	270,406
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	231,127

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Willis Group Holdings PLC, 5.75%, 03/15/21	$100,000	$107,882

		21,712,556

Internet & Catalog Retail 0.1%
Amazon.com, Inc., 1.20%, 11/29/17	500,000	491,049
eBay, Inc.
1.35%, 07/15/17	200,000	199,819
3.25%, 10/15/20	200,000	204,696
Expedia, Inc., 5.95%, 08/15/20	100,000	108,289
QVC, Inc., 4.38%, 03/15/23	350,000	329,193

		1,333,046

Internet Software & Services 0.0%†
Baidu, Inc., 3.25%, 08/06/18	250,000	252,112
Google, Inc., 2.13%, 05/19/16	100,000	103,332

		355,444

Leisure Equipment & Products 0.0%†
Mattel, Inc.
3.15%, 03/15/23	300,000	278,001
5.45%, 11/01/41	150,000	150,097

		428,098

Machinery 0.2%
Caterpillar Financial Services Corp., 5.50%, 03/15/16	295,000	322,788
Caterpillar, Inc.
3.90%, 05/27/21	500,000	520,330
2.60%, 06/26/22	350,000	326,445
6.05%, 08/15/36	177,000	202,909
Deere & Co.
8.10%, 05/15/30	500,000	692,146
3.90%, 06/09/42	250,000	219,339
Flowserve Corp., 3.50%, 09/15/22	500,000	472,066
IDEX Corp., 4.20%, 12/15/21	300,000	297,281
Roper Industries, Inc., 2.05%, 10/01/18	500,000	487,892

		3,541,196

Media 1.1%
CBS Corp.
1.95%, 07/01/17	500,000	502,416
8.88%, 05/15/19	50,000	63,736
5.75%, 04/15/20	250,000	281,193
7.88%, 07/30/30	80,000	100,028

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
5.50%, 05/15/33	$118,000	$116,953
4.85%, 07/01/42	100,000	90,636
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	163,297
Comcast Corp.
5.90%, 03/15/16	413,000	456,903
6.50%, 01/15/17	1,013,000	1,162,035
5.70%, 07/01/19	500,000	577,766
2.85%, 01/15/23 (b)	500,000	463,783
4.25%, 01/15/33	250,000	231,061
7.05%, 03/15/33	295,000	360,945
6.50%, 11/15/35	100,000	116,636
6.95%, 08/15/37	295,000	364,019
6.40%, 03/01/40	350,000	406,045
COX Communications, Inc., 5.50%, 10/01/15	383,000	411,020
DIRECTV Holdings LLC, 3.55%, 03/15/15	500,000	516,472
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.13%, 02/15/16	250,000	260,123
3.50%, 03/01/16	500,000	524,641
4.60%, 02/15/21	1,000,000	1,032,032
3.80%, 03/15/22	750,000	717,013
5.15%, 03/15/42	150,000	134,718
Discovery Communications LLC
5.05%, 06/01/20	500,000	545,719
3.30%, 05/15/22	350,000	332,111
4.88%, 04/01/43	200,000	184,776
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	265,914
Historic TW, Inc., 6.88%, 06/15/18	176,000	209,758
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	558,802
4.38%, 04/01/21	800,000	846,690
2.88%, 01/15/23	350,000	325,057
5.95%, 04/01/41	200,000	219,996
4.45%, 01/15/43	250,000	224,654
News America, Inc.
8.00%, 10/17/16	118,000	138,933
4.50%, 02/15/21	250,000	267,623
3.00%, 09/15/22	500,000	470,405
4.00%, 10/01/23 (c)	500,000	494,184
7.28%, 06/30/28	77,000	91,024
6.55%, 03/15/33	300,000	344,604
6.20%, 12/15/34	245,000	273,850
6.65%, 11/15/37	150,000	174,638
6.15%, 02/15/41	250,000	279,789
Omnicom Group, Inc.
5.90%, 04/15/16	177,000	195,719
4.45%, 08/15/20	150,000	158,739
3.63%, 05/01/22	50,000	48,524

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Thomson Reuters Corp.
6.50%, 07/15/18	$600,000	$695,492
4.30%, 11/23/23 (b)	500,000	500,946
Time Warner Cable, Inc.
6.75%, 07/01/18	585,000	660,543
8.25%, 04/01/19	700,000	824,516
6.75%, 06/15/39	900,000	844,566
4.50%, 09/15/42	500,000	372,479
Time Warner, Inc.
4.88%, 03/15/20	750,000	824,631
7.63%, 04/15/31	777,000	980,207
7.70%, 05/01/32	582,000	745,613
5.38%, 10/15/41	200,000	202,592
Viacom, Inc.
3.88%, 12/15/21	600,000	598,333
3.25%, 03/15/23	200,000	185,978
4.25%, 09/01/23	750,000	748,442
4.38%, 03/15/43	459,000	387,576
Walt Disney Co. (The)
1.10%, 12/01/17	500,000	493,639
Series E, 3.75%, 06/01/21	500,000	516,794
WPP Finance 2010, 4.75%, 11/21/21	400,000	415,807

		25,703,134

Metals & Mining 0.7%
Alcoa, Inc. 5.40%, 04/15/21	250,000	256,694
5.87%, 02/23/22	625,000	645,915
Barrick Gold Corp.
4.10%, 05/01/23	500,000	451,297
5.25%, 04/01/42	150,000	123,468
Barrick North America Finance LLC
4.40%, 05/30/21	700,000	674,434
5.75%, 05/01/43	250,000	225,703
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	285,000	309,924
3.25%, 11/21/21	250,000	249,034
2.88%, 02/24/22	500,000	477,837
5.00%, 09/30/43	500,000	507,364
Cliffs Natural Resources, Inc.
5.90%, 03/15/20 (b)	350,000	370,273
4.88%, 04/01/21 (b)	200,000	194,395
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18	500,000	498,777
3.55%, 03/01/22	600,000	569,869
5.45%, 03/15/43	250,000	239,260
Goldcorp, Inc., 2.13%, 03/15/18	350,000	341,304
Kinross Gold Corp., 5.13%, 09/01/21 (b)	150,000	143,394
Newmont Mining Corp.
5.13%, 10/01/19	150,000	154,634

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
5.88%, 04/01/35	$236,000	$200,065
4.88%, 03/15/42	250,000	185,360
Nucor Corp., 4.00%, 08/01/23	500,000	488,483
Placer Dome, Inc., 6.38%, 03/01/33	139,000	130,663
Reliance Steel & Aluminum Co., 4.50%, 04/15/23	250,000	244,317
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	295,000	311,491
5.75%, 06/01/35	206,000	215,208
Rio Tinto Finance USA Ltd.
2.50%, 05/20/16	500,000	514,734
3.50%, 11/02/20	450,000	455,285
4.13%, 05/20/21	500,000	518,299
Rio Tinto Finance USA PLC
1.38%, 06/17/16	1,000,000	1,006,492
2.88%, 08/21/22 (b)	500,000	464,295
4.13%, 08/21/42	250,000	218,777
Southern Copper Corp., 6.75%, 04/16/40	250,000	241,274
Teck Resources Ltd.
3.00%, 03/01/19	750,000	745,154
4.75%, 01/15/22	700,000	699,724
Vale Overseas Ltd.
4.38%, 01/11/22 (b)	750,000	727,142
6.88%, 11/21/36	944,000	970,693

		14,771,032

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	956,225
Dollar General Corp.
1.88%, 04/15/18	1,000,000	974,543
3.25%, 04/15/23	250,000	229,801
Kohl’s Corp., 4.00%, 11/01/21	650,000	645,411
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	106,000	118,990
3.88%, 01/15/22	500,000	499,286
6.90%, 04/01/29	75,000	84,444
6.70%, 07/15/34	150,000	170,079
Nordstrom, Inc., 4.00%, 10/15/21	500,000	518,048
Target Corp.
6.00%, 01/15/18	500,000	577,319
6.35%, 11/01/32	313,000	368,569
4.00%, 07/01/42	350,000	303,598
Wal-Mart Stores, Inc.
0.60%, 04/11/16	750,000	749,587
3.63%, 07/08/20	500,000	526,027
3.25%, 10/25/20	500,000	510,852
2.55%, 04/11/23	750,000	684,748

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Multiline Retail (continued)
7.55%, 02/15/30	$118,000	$158,837
5.25%, 09/01/35	708,000	767,078
5.00%, 10/25/40	250,000	262,331
5.63%, 04/15/41	475,000	539,340
4.00%, 04/11/43	500,000	445,728

		10,090,841

Office Electronics 0.0%†
Pitney Bowes, Inc., 4.75%, 05/15/18	88,000	92,931
Xerox Corp.
6.35%, 05/15/18 (b)	250,000	287,201
4.50%, 05/15/21	250,000	257,314

		637,446

Oil, Gas & Consumable Fuels 2.0%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	364,181
Anadarko Petroleum Corp.
5.95%, 09/15/16	100,000	111,597
6.38%, 09/15/17	100,000	114,774
6.45%, 09/15/36	531,000	599,251
Apache Corp.
7.63%, 07/01/19	59,000	72,319
3.63%, 02/01/21	500,000	515,074
5.10%, 09/01/40	100,000	101,090
4.75%, 04/15/43	500,000	482,725
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	157,338
BP Capital Markets PLC
3.88%, 03/10/15	900,000	935,867
3.20%, 03/11/16	400,000	420,127
1.38%, 05/10/18	1,000,000	972,632
4.50%, 10/01/20 (b)	200,000	216,570
3.56%, 11/01/21	750,000	752,785
Canadian Natural Resources Ltd., 6.25%, 03/15/38	340,000	381,472
Cenovus Energy, Inc.
5.70%, 10/15/19	770,000	876,984
5.20%, 09/15/43	500,000	496,580
Chevron Corp.
1.10%, 12/05/17	750,000	736,603
1.72%, 06/24/18	1,500,000	1,493,697
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	750,000	670,704
ConocoPhillips
4.60%, 01/15/15	950,000	990,303
5.90%, 10/15/32	177,000	203,168
6.50%, 02/01/39	650,000	816,200
ConocoPhillips Co., 1.05%, 12/15/17	750,000	735,535
ConocoPhillips Holding Co., 6.95%, 04/15/29	250,000	316,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc., 4.50%, 04/15/23	$500,000	$506,875
Devon Energy Corp.
2.40%, 07/15/16 (b)	300,000	309,196
3.25%, 05/15/22	500,000	478,172
7.95%, 04/15/32	350,000	456,950
Diamond Offshore Drilling, Inc., 3.45%, 11/01/23	500,000	483,927
Ecopetrol SA, 4.25%, 09/18/18 (b)	500,000	528,401
Ensco PLC, 4.70%, 03/15/21	500,000	529,488
EOG Resources, Inc.
5.63%, 06/01/19	130,000	150,364
4.10%, 02/01/21	400,000	419,874
EQT Corp., 4.88%, 11/15/21	250,000	256,371
Hess Corp.
7.30%, 08/15/31	354,000	431,850
5.60%, 02/15/41	250,000	260,528
Husky Energy, Inc., 3.95%, 04/15/22	600,000	594,299
Marathon Oil Corp.
2.80%, 11/01/22 (b)	250,000	230,594
6.80%, 03/15/32	118,000	140,883
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	650,693
Murphy Oil Corp., 5.13%, 12/01/42	350,000	301,990
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	519,670
Noble Energy, Inc.
4.15%, 12/15/21	600,000	616,932
5.25%, 11/15/43	500,000	498,843
Noble Holding International Ltd., 3.95%, 03/15/22 (b)	500,000	485,116
Occidental Petroleum Corp.
3.13%, 02/15/22	600,000	583,156
2.70%, 02/15/23 (b)	200,000	183,398
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,122,765
Petrobras Global Finance BV
3.00%, 01/15/19	500,000	468,606
4.38%, 05/20/23 (b)	1,000,000	890,105
Petrobras International Finance Co.
3.88%, 01/27/16	750,000	770,415
3.50%, 02/06/17	750,000	757,914
5.75%, 01/20/20	1,425,000	1,466,940
5.38%, 01/27/21	1,000,000	992,804
Petrohawk Energy Corp., 7.25%, 08/15/18	250,000	269,062
Petroleos Mexicanos
3.50%, 07/18/18	500,000	513,578

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
5.50%, 01/21/21	$275,000	$295,793
4.88%, 01/24/22	250,000	256,508
3.50%, 01/30/23	500,000	450,362
5.50%, 06/27/44	350,000	318,299
Phillips 66, 5.88%, 05/01/42	382,000	414,292
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	451,752
Plains Exploration & Production Co.
6.50%, 11/15/20	700,000	773,500
6.63%, 05/01/21	350,000	385,875
Shell International Finance BV
0.63%, 12/04/15	1,000,000	1,002,244
1.90%, 08/10/18	600,000	597,209
2.00%, 11/15/18	750,000	749,428
6.38%, 12/15/38	570,000	703,078
4.55%, 08/12/43	500,000	484,568
Southwestern Energy Co., 4.10%, 03/15/22	500,000	493,955
Statoil ASA
3.13%, 08/17/17	250,000	263,276
1.20%, 01/17/18	1,000,000	976,531
1.15%, 05/15/18 (b)	1,000,000	967,388
3.70%, 03/01/24	500,000	493,509
Total Capital Canada Ltd., 2.75%, 07/15/23	750,000	693,478
Total Capital International SA
2.88%, 02/17/22	500,000	474,483
3.70%, 01/15/24	750,000	740,358
Total Capital SA, 2.30%, 03/15/16	500,000	514,765
Transocean, Inc.
4.95%, 11/15/15	750,000	803,582
6.38%, 12/15/21	500,000	561,801
7.50%, 04/15/31	177,000	206,026
Valero Energy Corp.
7.50%, 04/15/32	118,000	143,970
6.63%, 06/15/37	455,000	519,020

		45,138,385

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	62,395
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	347,583
International Paper Co. 5.30%, 04/01/15	206,000	217,333
9.38%, 05/15/19	665,000	871,188
6.00%, 11/15/41	250,000	271,276

		1,769,775

Personal Products 0.1%
Avon Products, Inc., 4.60%, 03/15/20	500,000	499,549

Corporate Bonds (continued)

	Principal Amount	Market Value

Personal Products (continued)
Colgate-Palmolive Co., 2.45%, 11/15/21	$150,000	$141,876
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	256,018
4.85%, 12/15/15	177,000	191,582
1.45%, 08/15/16	250,000	253,962
5.80%, 08/15/34	545,000	631,065

		1,974,052

Pharmaceuticals 0.9%
AbbVie, Inc. 2.00%, 11/06/18	2,300,000	2,271,039
4.40%, 11/06/42	125,000	117,696
Allergan, Inc., 1.35%, 03/15/18	400,000	389,020
AstraZeneca PLC 5.90%, 09/15/17	400,000	457,903
6.45%, 09/15/37	200,000	238,576
4.00%, 09/18/42	500,000	431,377
Bristol-Myers Squibb Co. 2.00%, 08/01/22	700,000	620,152
3.25%, 08/01/42	250,000	195,470
Eli Lilly & Co., 7.13%, 06/01/25	118,000	150,176
GlaxoSmithKline Capital PLC 1.50%, 05/08/17	500,000	501,195
2.85%, 05/08/22	750,000	712,071
GlaxoSmithKline Capital, Inc. 0.70%, 03/18/16	750,000	747,140
5.38%, 04/15/34	201,000	218,738
4.20%, 03/18/43	300,000	272,970
Johnson & Johnson 2.95%, 09/01/20	200,000	202,952
4.95%, 05/15/33	663,000	715,122
Merck & Co., Inc. 4.75%, 03/01/15	354,000	371,410
1.30%, 05/18/18	750,000	729,182
6.40%, 03/01/28	74,000	89,413
5.95%, 12/01/28	162,000	188,727
3.60%, 09/15/42	500,000	414,165
4.15%, 05/18/43	500,000	456,800
Mylan, Inc., 2.60%, 06/24/18 (c)	750,000	751,371
Novartis Capital Corp., 2.40%, 09/21/22	500,000	458,095
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	531,151
Perrigo Co. PLC, 4.00%, 11/15/23 (c)	750,000	732,284
Pfizer, Inc. 4.65%, 03/01/18	265,000	294,452
1.50%, 06/15/18	1,000,000	986,135
7.20%, 03/15/39	525,000	709,417

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Pharmacia Corp., 6.60%, 12/01/28	$177,000	$218,438
Sanofi 2.63%, 03/29/16	500,000	519,741
1.25%, 04/10/18	1,250,000	1,218,575
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	67,632
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	155,924
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	175,508
Watson Pharmaceuticals, Inc. 1.88%, 10/01/17	500,000	497,285
3.25%, 10/01/22	200,000	186,973
Wyeth LLC 5.50%, 02/15/16	634,000	697,230
6.50%, 02/01/34	206,000	251,547
Zoetis, Inc., 3.25%, 02/01/23	600,000	561,433

		19,504,485

Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp., 3.40%, 02/15/19	250,000	255,815
American Tower REIT, Inc. 5.05%, 09/01/20	500,000	529,304
3.50%, 01/31/23	500,000	454,809
Boston Properties LP 5.00%, 06/01/15	590,000	623,748
5.63%, 11/15/20	465,000	522,180
3.80%, 02/01/24	250,000	239,748
Camden Property Trust, 5.00%, 06/15/15	147,000	155,052
Digital Realty Trust LP, 5.25%, 03/15/21 (b)	250,000	255,600
Duke Realty LP, 3.63%, 04/15/23 (b)	500,000	459,736
ERP Operating LP 5.38%, 08/01/16	295,000	325,717
3.00%, 04/15/23	500,000	456,602
HCP, Inc. 6.00%, 01/30/17	472,000	527,488
2.63%, 02/01/20	500,000	476,632
5.38%, 02/01/21	200,000	217,350
4.25%, 11/15/23	500,000	490,664
Health Care REIT, Inc. 4.13%, 04/01/19	600,000	632,572
5.25%, 01/15/22	400,000	425,115
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	350,000	323,827
Hospitality Properties Trust, 5.00%, 08/15/22	350,000	355,222
Host Hotels & Resorts LP, 3.75%, 10/15/23	525,000	490,219

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty LP, 4.80%, 07/15/18	$300,000	$322,474
Liberty Property LP, 4.40%, 02/15/24	500,000	491,355
ProLogis LP 6.63%, 05/15/18	531,000	620,027
2.75%, 02/15/19	500,000	496,777
4.25%, 08/15/23	500,000	494,705
Realty Income Corp., 3.25%, 10/15/22	350,000	318,417
Simon Property Group LP 5.10%, 06/15/15	531,000	564,951
6.10%, 05/01/16	413,000	455,993
2.80%, 01/30/17	500,000	512,945
5.65%, 02/01/20	250,000	284,044
3.38%, 03/15/22	500,000	488,389
UDR, Inc., 4.25%, 06/01/18	100,000	105,344
Ventas Realty LP/Ventas Capital Corp. 4.00%, 04/30/19	500,000	522,477
4.75%, 06/01/21	150,000	157,379
Weyerhaeuser Co., 7.38%, 03/15/32	500,000	615,109

		14,667,786

Road & Rail 0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	350,000	329,407
3.00%, 03/15/23	500,000	465,289
3.85%, 09/01/23	650,000	644,499
7.95%, 08/15/30	206,000	271,365
5.05%, 03/01/41	500,000	496,686
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	361,768
CSX Corp.
7.38%, 02/01/19	400,000	485,783
3.70%, 10/30/20	300,000	309,562
5.50%, 04/15/41	150,000	157,750
4.10%, 03/15/44	250,000	212,879
FedEx Corp.
2.70%, 04/15/23 (b)	500,000	449,818
3.88%, 08/01/42	50,000	41,001
Norfolk Southern Corp.
5.90%, 06/15/19	400,000	462,039
3.25%, 12/01/21	1,000,000	975,029
3.00%, 04/01/22	500,000	475,474
5.59%, 05/17/25	84,000	92,261
4.80%, 08/15/43	250,000	242,497
Union Pacific Corp., 2.75%, 04/15/23	750,000	688,583
United Parcel Service of America, Inc.
8.38%, 04/01/20	118,000	152,375
8.37%, 04/01/30 (e)	177,000	238,878

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
United Parcel Service, Inc.
3.13%, 01/15/21	$500,000	$502,801
6.20%, 01/15/38	295,000	358,069

		8,413,813

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	411,654
Broadcom Corp., 2.70%, 11/01/18	100,000	101,555
Intel Corp.
1.35%, 12/15/17	1,000,000	984,588
4.80%, 10/01/41	600,000	589,580
Maxim Integrated Products, Inc., 3.38%, 03/15/23	350,000	319,971

		2,407,348

Software 0.2%
CA, Inc., 4.50%, 08/15/23	410,000	405,393
Microsoft Corp.
2.50%, 02/08/16	250,000	259,715
1.00%, 05/01/18 (b)	750,000	734,483
3.00%, 10/01/20	500,000	509,301
3.63%, 12/15/23	400,000	400,626
4.50%, 10/01/40	300,000	288,038
Oracle Corp.
5.25%, 01/15/16	72,000	78,523
1.20%, 10/15/17	350,000	345,316
2.38%, 01/15/19	1,000,000	1,007,979
5.00%, 07/08/19	200,000	226,819
2.50%, 10/15/22	500,000	460,136
5.38%, 07/15/40	600,000	644,389

		5,360,718

Sovereign 0.1%
Japan Finance Corp.
2.88%, 02/02/15	300,000	307,942
2.50%, 01/21/16 (b)	500,000	518,237
2.50%, 05/18/16	200,000	208,040
2.25%, 07/13/16	225,000	232,876

		1,267,095

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	500,000	514,931
Gap, Inc. (The), 5.95%, 04/12/21	150,000	165,042
Home Depot, Inc. (The)
5.40%, 03/01/16	590,000	648,947
2.25%, 09/10/18 (b)	500,000	507,874
2.70%, 04/01/23	500,000	461,325
5.88%, 12/16/36	300,000	346,159

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail (continued)
5.95%, 04/01/41	$150,000	$173,408
4.20%, 04/01/43	250,000	227,095
Lowe’s Cos., Inc.
6.50%, 03/15/29	236,000	279,046
5.80%, 10/15/36	300,000	330,872
4.65%, 04/15/42	250,000	242,525

		3,897,224

Supranational 0.1%
Corp. Andina de Fomento
3.75%, 01/15/16	250,000	259,678
4.38%, 06/15/22	350,000	350,218
Nordic Investment Bank, 0.50%, 04/14/16	500,000	498,710
Svensk Exportkredit AB
1.75%, 10/20/15	500,000	510,964
0.63%, 05/31/16	1,000,000	994,043

		2,613,613

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	129,931
VF Corp., 3.50%, 09/01/21	200,000	199,252

		329,183

Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA, Inc.
3.00%, 09/24/15	350,000	358,779
3.45%, 08/27/18	250,000	255,615

		614,394

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	178,000	234,534
9.25%, 08/06/19	155,000	204,114
10.20%, 02/06/39	81,000	126,223
4.25%, 08/09/42	250,000	213,360
4.50%, 05/02/43 (b)	450,000	397,617
5.38%, 01/31/44	170,000	170,425
Lorillard Tobacco Co.
3.50%, 08/04/16	850,000	894,268
3.75%, 05/20/23	250,000	227,783
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	459,657
3.60%, 11/15/23	750,000	727,170
6.38%, 05/16/38	460,000	545,215
3.88%, 08/21/42	250,000	211,970
Reynolds American, Inc., 4.75%, 11/01/42	450,000	399,384

		4,811,720

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services 0.3%
America Movil SAB de CV
5.75%, 01/15/15	$295,000	$308,865
5.00%, 03/30/20	500,000	546,343
3.13%, 07/16/22	750,000	689,088
6.38%, 03/01/35	177,000	192,381
6.13%, 03/30/40	350,000	378,502
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	500,000	635,992
Rogers Communications, Inc., 3.00%, 03/15/23 (b)	600,000	551,777
Vodafone Group PLC
2.88%, 03/16/16	400,000	413,895
1.63%, 03/20/17	600,000	599,412
2.95%, 02/19/23	750,000	685,131
7.88%, 02/15/30	206,000	258,968
4.38%, 02/19/43	500,000	439,466

		5,699,820

Total Corporate Bonds (cost $513,423,914)		524,737,327

Municipal Bonds 0.9%
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/01/44	100,000	110,561
Bay Area Toll Authority, RB
Series S1, 6.79%, 04/01/30	250,000	293,398
6.26%, 04/01/49	250,000	299,852
City of San Francisco California Public Utilities Commission Water Revenue, RB, 6.00%, 11/01/40	100,000	112,474
Los Angeles Community College District, GO, 6.75%, 08/01/49	300,000	378,882
Los Angeles County Public Works Financing Authority, RB, 7.62%, 08/01/40	75,000	88,227
Los Angeles Unified School District, GO, 6.76%, 07/01/34	420,000	517,978
Los Angeles, Department of Water & Power, RB, 6.57%, 07/01/45	500,000	624,035
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	100,000	116,951
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	218,542
State of California, GO
5.45%, 04/01/15	300,000	317,157

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
7.55%, 04/01/39	$1,410,000	$1,827,346
7.63%, 03/01/40	425,000	559,546
University of California, RB
Series F, 5.95%, 05/15/45	500,000	559,720
6.55%, 05/15/48	150,000	174,607

		6,199,276

Colorado 0.0%†
Denver City & County School District No. 1, COP, Series B, 4.24%, 12/15/37	50,000	44,496

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 03/15/32	500,000	560,175

Florida 0.0%†
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 2.11%, 07/01/18	250,000	243,655

Georgia 0.1%
Municipal Electric Authority of Georgia, RB, Series A, 6.66%, 04/01/57	1,000,000	1,044,780

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/01/40	500,000	560,460
State of Illinois, GO
5.88%, 03/01/19	200,000	217,682
4.95%, 06/01/23	160,000	155,166
5.10%, 06/01/33	1,445,000	1,346,451

		2,279,759

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/01/21	500,000	526,480

New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 02/15/20	650,000	512,850
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	125,000	149,797
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	790,000	1,052,636
Rutgers-State University of New Jersey, RB, 5.67%, 05/01/40	250,000	274,895

		1,990,178

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

New York 0.2%
City of New York, GO, 5.97%, 03/01/36	$250,000	$281,395
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	760,000	994,650
New York City Municipal Water Finance Authority, RB, 5.44%, 06/15/43	300,000	322,167
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/01/38	500,000	554,925
New York State Dormitory Authority, Special Tax Revenue, 5.50%, 03/15/30	100,000	108,666
New York State Urban Development Corp., Special Tax Authority, Series C, 5.84%, 03/15/40	450,000	506,619
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	620,000	711,909

		3,480,331

Ohio 0.0%†
American Municipal Power Inc., RB
6.27%, 02/15/50	165,000	175,751
7.50%, 02/15/50	150,000	181,901
JobsOhio Beverage System, RB, Series B, 4.53%, 01/01/35	100,000	92,616
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	300,000	317,010
Ohio State University (The), RB, 4.91%, 06/01/40	150,000	150,297

		917,575

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 5.85%, 07/15/30	500,000	541,980

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 01/01/50	100,000	108,869

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/01/44	500,000	592,410
State of Texas, GO, Series A, 4.63%, 04/01/33	350,000	354,123
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	150,000	160,973
University of Texas System, RB, Series C, 4.79%, 08/15/46	200,000	200,968

		1,308,474

Total Municipal Bonds (cost $17,832,914)		19,246,028

Sovereign Bonds 2.8%

	Principal Amount	Market Value

BRAZIL 0.2%
Brazilian Government International Bond,
5.88%, 01/15/19	$500,000	$561,000
4.88%, 01/22/21	500,000	524,241
4.25%, 01/07/25	500,000	473,063
7.13%, 01/20/37	2,105,000	2,377,903

		3,936,207

CANADA 0.3%
Province of Nova Scotia Canada,
5.13%, 01/26/17	885,000	988,727
Province of Ontario Canada,
4.50%, 02/03/15	667,000	696,471
4.75%, 01/19/16 (b)	295,000	318,578
2.30%, 05/10/16	500,000	516,256
1.20%, 02/14/18 (b)	500,000	489,420
3.00%, 07/16/18	250,000	261,364
2.00%, 09/27/18	750,000	749,384
Province of Quebec Canada,
4.60%, 05/26/15 (b)	354,000	374,483
3.50%, 07/29/20	400,000	414,339
7.50%, 09/15/29	578,000	761,849

		5,570,871

COLOMBIA 0.1%
Colombia Government International Bond,
7.38%, 03/18/19	900,000	1,082,700
4.38%, 07/12/21	1,150,000	1,187,375
7.38%, 09/18/37 (b)	225,000	276,188

		2,546,263

GERMANY 0.0%†
FMS Wertmanagement AoeR,
1.13%, 10/14/16 (b)	500,000	503,297

ISRAEL 0.0%†
Israel Government International Bond,
3.15%, 06/30/23	500,000	474,720

ITALY 0.1%
Italy Government International Bond,
4.50%, 01/21/15 (b)	938,000	973,550
3.13%, 01/26/15	500,000	511,950
4.75%, 01/25/16	413,000	440,010
6.88%, 09/27/23	251,000	297,912
5.38%, 06/15/33 (b)	541,000	569,673

		2,793,095

JAPAN 0.0%†
Japan Bank for International Cooperation,
1.75%, 11/13/18	500,000	493,184

MEXICO 0.3%
Mexico Government International Bond,
5.63%, 01/15/17 (b)	800,000	891,884

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

MEXICO (continued)
5.13%, 01/15/20	$1,000,000	$1,106,637
3.63%, 03/15/22 (b)	1,400,000	1,382,499
4.00%, 10/02/23	500,000	492,823
6.75%, 09/27/34	1,246,000	1,451,691
4.75%, 03/08/44	400,000	361,900
5.75%, 10/12/10	200,000	182,787

		5,870,221

PANAMA 0.1%
Panama Government International Bond,
5.20%, 01/30/20	1,000,000	1,086,968
6.70%, 01/26/36	250,000	276,804
4.30%, 04/29/53 (b)	500,000	374,076

		1,737,848

PERU 0.1%
Peru Government International Bond,
7.13%, 03/30/19 (b)	1,840,000	2,217,200

PHILIPPINES 0.1%
Philippine Government International Bond,
6.50%, 01/20/20	1,500,000	1,762,500
7.75%, 01/14/31	500,000	656,250
6.38%, 10/23/34	500,000	593,750

		3,012,500

POLAND 0.1%
Poland Government International Bond,
5.00%, 10/19/15	224,000	240,531
6.38%, 07/15/19	750,000	876,562
5.13%, 04/21/21	200,000	217,250
5.00%, 03/23/22	300,000	319,990

		1,654,333

SOUTH AFRICA 0.0%†
South Africa Government International Bond,
4.67%, 01/17/24 (b)	500,000	479,375
6.25%, 03/08/41	200,000	207,250

		686,625

SOUTH KOREA 0.0%†
Republic of Korea,
5.63%, 11/03/25	300,000	339,420

SUPRANATIONAL 1.2%
African Development Bank,
2.50%, 03/15/16	500,000	520,602
Asian Development Bank,
2.63%, 02/09/15	3,710,000	3,802,543
1.75%, 09/11/18	500,000	500,754
Council Of Europe Development Bank,
1.50%, 01/15/15	200,000	202,446
1.50%, 06/19/17 (b)	500,000	504,954

Sovereign Bonds (continued)

	Principal Amount	Market Value

SUPRANATIONAL (continued)
1.00%, 03/07/18	$200,000	$194,813
European Bank for Reconstruction & Development,
2.75%, 04/20/15	500,000	515,655
2.50%, 03/15/16	500,000	520,601
European Investment Bank,
1.13%, 04/15/15	750,000	757,830
1.00%, 07/15/15	1,000,000	1,009,972
4.63%, 10/20/15	2,325,000	2,500,179
0.63%, 04/15/16	2,000,000	2,000,021
2.50%, 05/16/16	900,000	938,417
5.13%, 09/13/16	350,000	390,000
1.25%, 10/14/16	750,000	758,933
1.13%, 12/15/16	1,000,000	1,004,933
5.13%, 05/30/17	325,000	368,229
1.00%, 03/15/18 (b)	1,000,000	977,114
1.00%, 06/15/18	500,000	484,807
4.00%, 02/16/21 (b)	500,000	537,906
Inter-American Development Bank,
2.25%, 07/15/15	750,000	770,797
5.13%, 09/13/16	235,000	261,990
0.88%, 03/15/18	500,000	487,226
1.75%, 08/24/18	300,000	300,715
1.38%, 07/15/20	750,000	700,711
2.13%, 11/09/20	750,000	725,678
International Bank for Reconstruction & Development,
0.50%, 04/15/16	500,000	496,910
1.00%, 09/15/16	500,000	503,531
1.13%, 07/18/17	500,000	500,924
7.63%, 01/19/23	973,000	1,311,642
International Finance Corp.,
2.25%, 04/11/16	300,000	310,457
1.13%, 11/23/16 (b)	1,025,000	1,034,896
0.88%, 06/15/18	750,000	724,380

		26,620,566

TURKEY 0.2%
Turkey Government International Bond,
6.75%, 04/03/18	1,000,000	1,086,000
5.63%, 03/30/21	500,000	502,000
3.25%, 03/23/23	1,500,000	1,235,250
6.00%, 01/14/41	2,000,000	1,756,000

		4,579,250

URUGUAY 0.0%†
Uruguay Government International Bond,
4.50%, 08/14/24 (b)	650,000	651,043

Total Sovereign Bonds (cost $63,950,607)		63,686,643

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies 29.7%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00677
6.00%, 06/01/14	$1,955	$1,970
Pool# E00802
7.50%, 02/01/15	3,539	3,639
Pool# G11001
6.50%, 03/01/15	916	929
Pool# G11003
7.50%, 04/01/15	157	161
Pool# G11164
7.00%, 05/01/15	512	523
Pool# E81396
7.00%, 10/01/15	162	168
Pool# E81394
7.50%, 10/01/15	1,513	1,566
Pool# E84097
6.50%, 12/01/15	516	535
Pool# E00938
7.00%, 01/01/16	2,212	2,309
Pool# E82132
7.00%, 01/01/16	433	453
Pool# E82815
6.00%, 03/01/16	902	942
Pool# E83231
6.00%, 04/01/16	486	505
Pool# E83233
6.00%, 04/01/16	1,011	1,053
Pool# G11972
6.00%, 04/01/16	25,993	27,001
Pool# E00975
6.00%, 05/01/16	6,269	6,538
Pool# E83355
6.00%, 05/01/16	1,338	1,388
Pool# E83636
6.00%, 05/01/16	2,875	2,999
Pool# E83933
6.50%, 05/01/16	148	156
Pool# E00985
6.00%, 06/01/16	3,576	3,729
Pool# E00987
6.50%, 06/01/16	3,882	4,071
Pool# E84236
6.50%, 06/01/16	1,058	1,112
Pool# E00996
6.50%, 07/01/16	483	507
Pool# E84912
6.50%, 08/01/16	3,870	4,076
Pool# E85117
6.50%, 08/01/16	1,552	1,632
Pool# E85387
6.00%, 09/01/16	1,400	1,439
Pool# E85800
6.50%, 10/01/16	1,412	1,488

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E86183
6.00%, 11/01/16	$592	$621
Pool# E01083
7.00%, 11/01/16	1,513	1,605
Pool# G11207
7.00%, 11/01/16	2,446	2,570
Pool# E86533
6.00%, 12/01/16	1,711	1,798
Pool# E01095
6.00%, 01/01/17	2,012	2,118
Pool# E87584
6.00%, 01/01/17	1,243	1,310
Pool# E86995
6.50%, 01/01/17	3,604	3,801
Pool# E87291
6.50%, 01/01/17	8,240	8,678
Pool# E87446
6.50%, 01/01/17	1,275	1,347
Pool# E88076
6.00%, 02/01/17	2,356	2,489
Pool# E01127
6.50%, 02/01/17	3,240	3,431
Pool# E88055
6.50%, 02/01/17	14,988	15,907
Pool# E88106
6.50%, 02/01/17	5,921	6,291
Pool# E01137
6.00%, 03/01/17	2,991	3,156
Pool# E88134
6.00%, 03/01/17	514	544
Pool# E88474
6.00%, 03/01/17	2,529	2,662
Pool# E88768
6.00%, 03/01/17	3,212	3,355
Pool# E01138
6.50%, 03/01/17	2,003	2,124
Pool# E01139
6.00%, 04/01/17	14,225	15,027
Pool# E88729
6.00%, 04/01/17	2,905	3,079
Pool# E89149
6.00%, 04/01/17	2,558	2,696
Pool# E89151
6.00%, 04/01/17	2,768	2,931
Pool# E89217
6.00%, 04/01/17	3,031	3,206
Pool# E89222
6.00%, 04/01/17	12,454	13,059
Pool# E89347
6.00%, 04/01/17	1,103	1,167
Pool# E89496
6.00%, 04/01/17	1,629	1,725

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E89203
6.50%, 04/01/17	$2,130	$2,261
Pool# E01140
6.00%, 05/01/17	12,132	12,816
Pool# E89530
6.00%, 05/01/17	6,973	7,367
Pool# E89746
6.00%, 05/01/17	20,546	21,705
Pool# E89788
6.00%, 05/01/17	2,492	2,639
Pool# E89909
6.00%, 05/01/17	2,418	2,566
Pool# G11409
6.00%, 05/01/17	17,468	18,409
Pool# E01156
6.50%, 05/01/17	5,314	5,647
Pool# E89924
6.50%, 05/01/17	11,895	12,702
Pool# B15071
6.00%, 06/01/17	34,768	36,642
Pool# E01157
6.00%, 06/01/17	9,364	9,915
Pool# E90194
6.00%, 06/01/17	2,120	2,242
Pool# E90227
6.00%, 06/01/17	1,779	1,883
Pool# E90313
6.00%, 06/01/17	839	889
Pool# E90594
6.00%, 07/01/17	8,686	9,208
Pool# E90645
6.00%, 07/01/17	10,029	10,632
Pool# E90667
6.00%, 07/01/17	2,469	2,614
Pool# E01205
6.50%, 08/01/17	3,872	4,119
Pool# G11458
6.00%, 09/01/17	2,058	2,158
Pool# G11434
6.50%, 01/01/18	5,520	5,859
Pool# G18007
6.00%, 07/01/19	16,918	18,333
Pool# B16087
6.00%, 08/01/19	52,195	56,735
Pool# G18062
6.00%, 06/01/20	31,328	34,256
Pool# J00935
5.00%, 12/01/20	18,514	19,773
Pool# J00854
5.00%, 01/01/21	179,108	191,577
Pool# J00871
5.00%, 01/01/21	61,306	65,510

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G18096
5.50%, 01/01/21	$15,843	$17,097
Pool# J01279
5.50%, 02/01/21	14,732	15,899
Pool# J01570
5.50%, 04/01/21	14,183	15,291
Pool# J01633
5.50%, 04/01/21	66,579	71,911
Pool# J01757
5.00%, 05/01/21	71,269	76,160
Pool# J01771
5.00%, 05/01/21	13,327	14,274
Pool# J01879
5.00%, 05/01/21	10,508	11,268
Pool# J06015
5.00%, 05/01/21	65,999	70,582
Pool# G18122
5.00%, 06/01/21	34,338	36,693
Pool# G18123
5.50%, 06/01/21	41,140	44,455
Pool# J01980
6.00%, 06/01/21	16,541	18,164
Pool# J03074
5.00%, 07/01/21	26,575	28,388
Pool# J03028
5.50%, 07/01/21	18,996	20,536
Pool# G12245
6.00%, 07/01/21	24,657	27,028
Pool# G12310
5.50%, 08/01/21	12,643	13,661
Pool# G12348
6.00%, 08/01/21	35,346	38,784
Pool# G12412
5.50%, 11/01/21	16,722	18,085
Pool# G13145
5.50%, 04/01/23	885,779	960,125
Pool# C90719
5.00%, 10/01/23	844,725	917,748
Pool# J09912
4.00%, 06/01/24	1,853,420	1,956,082
Pool# C00351
8.00%, 07/01/24	936	1,099
Pool# G13900
5.00%, 12/01/24	417,841	445,259
Pool# D60780
8.00%, 06/01/25	2,973	3,521
Pool# G30267
5.00%, 08/01/25	273,634	297,288
Pool# E02746
3.50%, 11/01/25	913,584	953,767
Pool# J13883
3.50%, 12/01/25	1,842,599	1,923,356

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J14732
4.00%, 03/01/26	$892,241	$942,499
Pool# E02896
3.50%, 05/01/26	966,330	1,008,833
Pool# J18127
3.00%, 03/01/27	734,040	747,975
Pool# J18702
3.00%, 03/01/27	829,520	845,268
Pool# J19106
3.00%, 05/01/27	299,238	304,919
Pool# J20471
3.00%, 09/01/27	1,350,277	1,375,911
Pool# D82854
7.00%, 10/01/27	2,636	3,024
Pool# G14609
3.00%, 11/01/27	1,750,815	1,784,053
Pool# C00566
7.50%, 12/01/27	3,270	3,825
Pool# C00678
7.00%, 11/01/28	4,099	4,711
Pool# C18271
7.00%, 11/01/28	3,426	3,948
Pool# C00836
7.00%, 07/01/29	1,846	2,127
Pool# C31282
7.00%, 09/01/29	348	399
Pool# C31285
7.00%, 09/01/29	4,038	4,655
Pool# A18212
7.00%, 11/01/29	51,733	59,585
Pool# C32914
8.00%, 11/01/29	3,655	4,393
Pool# C37436
8.00%, 01/01/30	3,869	4,637
Pool# C36306
7.00%, 02/01/30	842	972
Pool# C36429
7.00%, 02/01/30	832	962
Pool# C00921
7.50%, 02/01/30	3,437	4,031
Pool# G01108
7.00%, 04/01/30	1,516	1,749
Pool# C37703
7.50%, 04/01/30	2,328	2,734
Pool# C41561
8.00%, 08/01/30	2,475	2,984
Pool# C01051
8.00%, 09/01/30	6,069	7,056
Pool# C43550
7.00%, 10/01/30	5,249	6,073
Pool# C44017
7.50%, 10/01/30	586	690

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C43967
8.00%, 10/01/30	$43,529	$52,146
Pool# C44957
8.00%, 11/01/30	5,152	6,191
Pool# C01106
7.00%, 12/01/30	24,059	27,798
Pool# C01103
7.50%, 12/01/30	2,521	2,960
Pool# C01116
7.50%, 01/01/31	2,568	3,019
Pool# C46932
7.50%, 01/01/31	1,907	2,239
Pool# C47287
7.50%, 02/01/31	4,610	5,411
Pool# C48851
7.00%, 03/01/31	2,776	3,213
Pool# G01217
7.00%, 03/01/31	25,429	29,404
Pool# C48206
7.50%, 03/01/31	2,227	2,623
Pool# C91366
4.50%, 04/01/31	349,245	374,906
Pool# C91377
4.50%, 06/01/31	193,931	208,059
Pool# C53324
7.00%, 06/01/31	2,776	3,200
Pool# C01209
8.00%, 06/01/31	1,440	1,736
Pool# C54792
7.00%, 07/01/31	22,328	25,813
Pool# C55071
7.50%, 07/01/31	789	930
Pool# G01309
7.00%, 08/01/31	4,302	4,973
Pool# C01222
7.00%, 09/01/31	3,665	4,239
Pool# G01311
7.00%, 09/01/31	29,422	34,001
Pool# G01315
7.00%, 09/01/31	1,117	1,291
Pool# C58647
7.00%, 10/01/31	1,298	1,501
Pool# C58694
7.00%, 10/01/31	10,221	11,840
Pool# C60012
7.00%, 11/01/31	2,167	2,503
Pool# C61298
8.00%, 11/01/31	3,315	3,998
Pool# C61105
7.00%, 12/01/31	7,114	8,235
Pool# C01305
7.50%, 12/01/31	3,840	4,520

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C62218
7.00%, 01/01/32	$3,397	$3,922
Pool# C63171
7.00%, 01/01/32	12,641	14,647
Pool# C64121
7.50%, 02/01/32	5,082	5,991
Pool# D99004
3.50%, 03/01/32	398,516	408,354
Pool# G30577
3.50%, 04/01/32	871,637	893,155
Pool# C01345
7.00%, 04/01/32	17,593	20,357
Pool# C66744
7.00%, 04/01/32	1,253	1,396
Pool# G01391
7.00%, 04/01/32	51,492	59,532
Pool# C65717
7.50%, 04/01/32	5,209	6,145
Pool# C01370
8.00%, 04/01/32	5,059	6,102
Pool# C66916
7.00%, 05/01/32	21,853	25,334
Pool# C67235
7.00%, 05/01/32	23,430	27,096
Pool# C01381
8.00%, 05/01/32	22,586	27,264
Pool# C68290
7.00%, 06/01/32	5,621	6,516
Pool# C68300
7.00%, 06/01/32	25,346	29,310
Pool# D99266
3.50%, 07/01/32	599,954	614,203
Pool# G01449
7.00%, 07/01/32	34,316	39,658
Pool# C68988
7.50%, 07/01/32	3,957	4,621
Pool# C69908
7.00%, 08/01/32	31,748	36,774
Pool# C70211
7.00%, 08/01/32	15,470	17,937
Pool# C91558
3.50%, 09/01/32	157,879	161,629
Pool# C71089
7.50%, 09/01/32	5,907	6,949
Pool# G01536
7.00%, 03/01/33	32,948	38,177
Pool# G30642
3.00%, 05/01/33	315,248	313,426
Pool# G30646
3.00%, 05/01/33	698,789	694,749
Pool# K90535
3.00%, 05/01/33	145,700	144,857

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A16419
6.50%, 11/01/33	$19,343	$21,764
Pool# A16522
6.50%, 12/01/33	110,088	123,875
Pool# C01806
7.00%, 01/01/34	14,911	17,211
Pool# A21356
6.50%, 04/01/34	80,411	90,514
Pool# C01851
6.50%, 04/01/34	77,090	86,761
Pool# A22067
6.50%, 05/01/34	116,398	130,992
Pool# A24301
6.50%, 05/01/34	119,477	134,533
Pool# A24988
6.50%, 07/01/34	39,962	44,953
Pool# G01741
6.50%, 10/01/34	39,146	44,017
Pool# G08023
6.50%, 11/01/34	78,149	87,988
Pool# A33137
6.50%, 01/01/35	23,711	26,712
Pool# A31989
6.50%, 04/01/35	21,776	24,532
Pool# G08064
6.50%, 04/01/35	57,751	65,023
Pool# G01947
7.00%, 05/01/35	42,228	48,928
Pool# G08073
5.50%, 08/01/35	444,936	487,604
Pool# A37135
5.50%, 09/01/35	722,106	790,903
Pool# A47368
5.00%, 10/01/35	584,103	631,607
Pool# A38255
5.50%, 10/01/35	503,077	551,007
Pool# A38531
5.50%, 10/01/35	845,494	926,047
Pool# G08088
6.50%, 10/01/35	315,518	353,423
Pool# A39759
5.50%, 11/01/35	48,541	53,166
Pool# A40376
5.50%, 12/01/35	44,737	48,999
Pool# A42305
5.50%, 01/01/36	105,167	115,006
Pool# A41548
7.00%, 01/01/36	63,111	72,273
Pool# G08111
5.50%, 02/01/36	825,951	903,223
Pool# A48303
7.00%, 02/01/36	13,003	14,851

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A43452
5.50%, 03/01/36	$48,853	$53,424
Pool# A43861
5.50%, 03/01/36	258,525	282,712
Pool# A43884
5.50%, 03/01/36	776,907	853,111
Pool# A43885
5.50%, 03/01/36	699,728	768,362
Pool# A43886
5.50%, 03/01/36	1,087,955	1,194,668
Pool# A48378
5.50%, 03/01/36	640,750	703,598
Pool# G08116
5.50%, 03/01/36	151,185	165,329
Pool# A48735
5.50%, 05/01/36	62,214	68,034
Pool# G02390
6.00%, 09/01/36	500,411	551,957
Pool# A53039
6.50%, 10/01/36	190,972	213,085
Pool# A53219
6.50%, 10/01/36	52,063	58,032
Pool# G05254
5.00%, 01/01/37	530,726	573,889
Pool# G04331
5.00%, 02/01/37	456,080	493,172
Pool# G05941
6.00%, 02/01/37	2,564,628	2,828,804
Pool# G03620
6.50%, 10/01/37	16,306	18,043
Pool# G03721
6.00%, 12/01/37	236,433	260,787
Pool# G03826
6.00%, 01/01/38	236,549	260,915
Pool# G03969
6.00%, 02/01/38	265,398	292,736
Pool# G04913
5.00%, 03/01/38	899,676	972,001
Pool# G05299
4.50%, 06/01/38	870,514	923,493
Pool# G04473
5.50%, 06/01/38	743,306	811,568
Pool# G04581
6.50%, 08/01/38	539,118	596,506
Pool# A81674
6.00%, 09/01/38	1,246,403	1,374,792
Pool# A85442
5.00%, 03/01/39	1,254,618	1,354,301
Pool# G05449
4.50%, 05/01/39	2,470,627	2,616,355
Pool# G05459
5.50%, 05/01/39	6,493,280	7,089,596

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A86980
4.50%, 07/01/39	$2,015,474	$2,134,356
Pool# G05535
4.50%, 07/01/39	2,401,835	2,543,506
Pool# A88133
4.50%, 08/01/39	3,193,521	3,381,889
Pool# A89500
4.50%, 10/01/39	289,401	306,471
Pool# A91165
5.00%, 02/01/40	10,914,835	11,799,107
Pool# A91538
4.50%, 03/01/40	2,249,178	2,381,844
Pool# G05894
4.50%, 04/01/40	2,279,641	2,414,104
Pool# A93996
4.50%, 09/01/40	2,143,877	2,270,332
Pool# A95407
4.00%, 12/01/40	1,217,194	1,251,999
Pool# A96049
4.00%, 01/01/41	3,704,576	3,810,504
Pool# A96050
4.00%, 01/01/41	3,382,398	3,479,113
Pool# A97040
4.00%, 02/01/41	1,642,576	1,689,544
Pool# G06818
4.00%, 11/01/41	371,130	381,742
Pool# G06842
4.00%, 12/01/41	227,899	234,416
Pool# Q05783
4.00%, 01/01/42	613,374	630,913
Pool# Q08977
4.00%, 06/01/42	398,266	409,654
Pool# Q11087
4.00%, 09/01/42	543,239	558,772
Pool# G07158
3.50%, 10/01/42	1,620,181	1,608,790
Pool# G07163
3.50%, 10/01/42	703,461	698,735
Pool# Q11532
3.50%, 10/01/42	497,276	493,779
Pool# Q12051
3.50%, 10/01/42	586,184	582,062
Pool# C09020
3.50%, 11/01/42	1,523,375	1,512,664
Pool# G07264
3.50%, 12/01/42	1,640,050	1,628,519
Pool# Q14292
3.50%, 01/01/43	286,366	284,442
Pool# Q14881
3.50%, 01/01/43	334,414	332,063
Pool# Q15774
3.00%, 02/01/43	2,960,640	2,808,214

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q15884
3.00%, 02/01/43	$1,747,720	$1,657,739
Pool# Q16470
3.00%, 03/01/43	2,860,424	2,714,051
Pool# V80002
2.50%, 04/01/43	969,272	874,843
Pool# G08528
3.00%, 04/01/43	12,306,193	11,672,616
Pool# Q16915
3.00%, 04/01/43	963,433	914,132
Pool# Q18523
3.50%, 05/01/43	3,177,186	3,154,846
Pool# G08534
3.00%, 06/01/43	3,805,306	3,609,393
Pool# Q18751
3.50%, 06/01/43	3,052,301	3,030,840
Pool# G07410
3.50%, 07/01/43	500,442	497,393
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 01/15/29	15,000,000	14,861,718
3.00%, 01/15/29	4,500,000	4,580,860
3.50%, 01/15/29	2,000,000	2,085,156
4.00%, 01/15/29	3,000,000	3,164,063
4.50%, 01/15/29	4,200,000	4,451,344
3.00%, 01/15/44	1,500,000	1,421,133
3.50%, 01/15/44	10,500,000	10,414,687
4.00%, 01/15/44	8,900,000	9,146,140
4.50%, 01/15/44	5,600,000	5,929,000
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478
3.34%, 07/01/41 (a)	873,667	918,562
Pool# 2B0108
2.62%, 01/01/42 (a)	225,787	234,166
Pool# 2B1381
1.79%, 06/01/43 (a)	86,876	87,275
Federal National Mortgage Association Pool
Pool# 822023
5.50%, 07/01/20	2,370	2,555
Pool# 826869
5.50%, 08/01/20	213,109	229,525
Pool# 835228
5.50%, 08/01/20	5,590	6,021
Pool# 825811
5.50%, 09/01/20	5,060	5,445
Pool# 832837
5.50%, 09/01/20	192,233	206,951
Pool# 839585
5.50%, 09/01/20	29,212	31,476

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 811505
5.50%, 10/01/20	$11,540	$12,423
Pool# 829704
5.50%, 10/01/20	12,037	12,927
Pool# 838565
5.50%, 10/01/20	219,723	236,541
Pool# 838566
5.50%, 10/01/20	7,481	8,054
Pool# 840102
5.50%, 10/01/20	132,293	142,488
Pool# 841947
5.50%, 10/01/20	12,178	13,149
Pool# 843102
5.50%, 10/01/20	6,483	6,983
Pool# 839100
5.50%, 11/01/20	5,488	5,911
Pool# 840808
5.50%, 11/01/20	1,104	1,141
Pool# 847832
5.50%, 11/01/20	12,407	13,391
Pool# 847920
5.50%, 11/01/20	195,755	210,825
Pool# 830670
5.50%, 12/01/20	10,725	11,567
Pool# 866142
5.50%, 01/01/21	17,034	18,321
Pool# 788210
5.50%, 02/01/21	13,969	14,873
Pool# 837194
5.50%, 02/01/21	1,676	1,804
Pool# 867183
5.50%, 02/01/21	19,000	20,483
Pool# 811558
5.50%, 03/01/21	166,001	178,711
Pool# 870296
5.50%, 03/01/21	1,783	1,920
Pool# 878120
5.50%, 04/01/21	8,370	9,023
Pool# 878121
5.50%, 04/01/21	8,908	9,616
Pool# 811559
5.50%, 05/01/21	32,269	34,858
Pool# 879115
5.50%, 05/01/21	19,774	21,289
Pool# 883922
5.50%, 05/01/21	73,921	79,724
Pool# 885440
5.50%, 05/01/21	4,861	5,247
Pool# 845489
5.50%, 06/01/21	1,568	1,694
Pool# 880950
5.50%, 07/01/21	72,255	78,058

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 870092
5.50%, 08/01/21	$2,555	$2,764
Pool# 896599
5.50%, 08/01/21	1,280	1,379
Pool# 903350
5.00%, 10/01/21	10,433	11,144
Pool# 894126
5.50%, 10/01/21	1,884	2,037
Pool# 902789
5.50%, 11/01/21	120,649	130,507
Pool# 901509
5.00%, 12/01/21	10,192	10,880
Pool# 906708
5.00%, 12/01/21	94,267	100,691
Pool# 905586
5.50%, 12/01/21	120,920	130,841
Pool# 906205
5.50%, 01/01/22	3,673	3,975
Pool# 906317
5.50%, 01/01/22	5,260	5,692
Pool# 928106
5.50%, 02/01/22	103,166	111,588
Pool# 913889
5.50%, 03/01/22	20,222	21,649
Pool# 914385
5.50%, 03/01/22	3,108	3,363
Pool# 913323
5.50%, 04/01/22	6,408	6,933
Pool# 913331
5.50%, 05/01/22	8,851	9,587
Pool# 899438
5.50%, 06/01/22	62,059	67,162
Pool# 939673
5.50%, 06/01/22	8,565	9,221
Pool# 928711
6.00%, 09/01/22	265,719	291,362
Pool# AA2549
4.00%, 04/01/24	616,801	653,496
Pool# 934863
4.00%, 06/01/24	1,030,617	1,091,931
Pool# AC1374
4.00%, 08/01/24	602,949	640,422
Pool# AC1529
4.50%, 09/01/24	1,533,677	1,636,002
Pool# AD0244
4.50%, 10/01/24	207,954	221,829
Pool# AD4089
4.50%, 05/01/25	1,530,749	1,634,314
Pool# 890216
4.50%, 07/01/25	389,761	416,130
Pool# AB1609
4.00%, 10/01/25	802,352	850,211

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AH1361
3.50%, 12/01/25	$636,008	$666,218
Pool# AH1518
3.50%, 12/01/25	421,596	441,621
Pool# AH2717
3.50%, 01/01/26	785,626	822,943
Pool# AH5616
3.50%, 02/01/26	1,993,635	2,088,332
Pool# AL0298
4.00%, 05/01/26	1,493,302	1,589,608
Pool# AB4277
3.00%, 01/01/27	1,954,940	1,996,329
Pool# AP4746
3.00%, 08/01/27	546,470	558,040
Pool# AP4640
3.00%, 09/01/27	235,222	240,202
Pool# AP7855
3.00%, 09/01/27	2,328,856	2,378,526
Pool# AB6886
3.00%, 11/01/27	285,833	291,929
Pool# AB6887
3.00%, 11/01/27	578,187	590,428
Pool# AQ3758
3.00%, 11/01/27	297,944	304,252
Pool# AQ4532
3.00%, 11/01/27	325,380	332,320
Pool# AQ5096
3.00%, 11/01/27	741,394	757,091
Pool# AQ7406
3.00%, 11/01/27	219,476	224,157
Pool# AQ2884
3.00%, 12/01/27	232,829	237,795
Pool# AS0487
2.50%, 09/01/28	993,046	984,125
Pool# 930998
4.50%, 04/01/29	227,873	243,762
Pool# AH1515
4.00%, 12/01/30	1,252,695	1,319,048
Pool# AD0716
6.50%, 12/01/30	4,167,782	4,685,441
Pool# AB2121
4.00%, 01/01/31	194,140	204,424
Pool# MA0641
4.00%, 02/01/31	1,058,558	1,115,290
Pool# 560868
7.50%, 02/01/31	853	999
Pool# 607212
7.50%, 10/01/31	31,470	36,553
Pool# MA0895
3.50%, 11/01/31	1,092,210	1,120,198
Pool# 607632
6.50%, 11/01/31	156	176

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# MA1029
3.50%, 04/01/32	$754,038	$772,654
Pool# 545556
7.00%, 04/01/32	13,201	15,215
Pool# AO2565
3.50%, 05/01/32	278,295	284,905
Pool# 545605
7.00%, 05/01/32	17,706	20,409
Pool# AO5103
3.50%, 06/01/32	585,319	599,220
Pool# MA1107
3.50%, 07/01/32	101,354	103,761
Pool# 651361
7.00%, 07/01/32	11,973	13,804
Pool# AP1990
3.50%, 08/01/32	344,962	351,861
Pool# AP1997
3.50%, 08/01/32	145,826	149,289
Pool# AO7202
3.50%, 09/01/32	727,417	744,012
Pool# MA1166
3.50%, 09/01/32	597,895	612,095
Pool# 661664
7.50%, 09/01/32	19,517	22,736
Pool# AP3673
3.50%, 10/01/32	546,939	559,416
Pool# AB6962
3.50%, 11/01/32	788,398	806,383
Pool# AQ3343
3.50%, 11/01/32	524,949	536,925
Pool# 689741
5.50%, 02/01/33	50,609	55,725
Pool# 656559
6.50%, 02/01/33	104,173	116,613
Pool# 555346
5.50%, 04/01/33	175,954	193,747
Pool# 713560
5.50%, 04/01/33	15,308	16,860
Pool# 694846
6.50%, 04/01/33	23,000	25,736
Pool# 701261
7.00%, 04/01/33	1,760	2,031
Pool# AB9300
3.00%, 05/01/33	262,435	260,918
Pool# AB9402
3.00%, 05/01/33	709,064	704,964
Pool# AB9403
3.00%, 05/01/33	298,909	296,247
Pool# 555421
5.00%, 05/01/33	4,788,086	5,199,001
Pool# 555684
5.50%, 07/01/33	43,626	48,058

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 720087
5.50%, 07/01/33	$794,194	$875,135
Pool# 728721
5.50%, 07/01/33	116,682	128,561
Pool# MA1527
3.00%, 08/01/33	2,939,821	2,915,475
Pool# 743235
5.50%, 10/01/33	86,870	95,720
Pool# 750229
6.50%, 10/01/33	63,473	70,878
Pool# 755872
5.50%, 12/01/33	737,039	811,964
Pool# 725221
5.50%, 01/01/34	20,433	22,511
Pool# 725223
5.50%, 03/01/34	2,189	2,411
Pool# 725228
6.00%, 03/01/34	1,824,238	2,011,849
Pool# 725425
5.50%, 04/01/34	1,243,500	1,370,052
Pool# 725423
5.50%, 05/01/34	111,262	122,582
Pool# 725594
5.50%, 07/01/34	487,304	536,853
Pool# 788027
6.50%, 09/01/34	86,779	97,262
Pool# 807310
7.00%, 11/01/34	11,018	12,629
Pool# 735141
5.50%, 01/01/35	1,563,197	1,721,165
Pool# 889852
5.50%, 05/01/35	42,124	46,410
Pool# 256023
6.00%, 12/01/35	1,318,749	1,460,514
Pool# 745418
5.50%, 04/01/36	284,236	312,516
Pool# 745516
5.50%, 05/01/36	161,126	177,107
Pool# 889745
5.50%, 06/01/36	22,017	24,255
Pool# 888635
5.50%, 09/01/36	527,094	580,736
Pool# 995065
5.50%, 09/01/36	886,179	975,993
Pool# 907252
7.00%, 12/01/36	53,423	60,195
Pool# 923834
7.00%, 04/01/37	124,036	139,853
Pool# 995024
5.50%, 08/01/37	340,743	374,803
Pool# 925172
7.00%, 08/01/37	20,616	23,116

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 995050
6.00%, 09/01/37	$3,612,921	$4,001,310
Pool# 947831
7.00%, 10/01/37	162,528	182,124
Pool# 955194
7.00%, 11/01/37	320,187	358,908
Pool# 928940
7.00%, 12/01/37	119,008	133,383
Pool# 257137
7.00%, 03/01/38	5,221	5,889
Pool# 257409
7.00%, 10/01/38	182,073	206,051
Pool# 990810
7.00%, 10/01/38	256,438	290,207
Pool# AA9611
4.00%, 07/01/39	2,709,711	2,794,813
Pool# AA9809
4.50%, 07/01/39	4,957,860	5,258,624
Pool# 994002
4.00%, 08/01/39	4,099,016	4,235,436
Pool# AC1454
4.00%, 08/01/39	3,288,195	3,391,464
Pool# AC9895
3.28%, 04/01/40 (a)	2,197,436	2,308,400
Pool# AC9890
3.30%, 04/01/40 (a)	4,613,150	4,846,852
Pool# AB1388
4.50%, 08/01/40	2,107,100	2,234,925
Pool# AD8536
5.00%, 08/01/40	1,201,511	1,304,625
Pool# AB1735
3.50%, 11/01/40	36,993	36,820
Pool# AE9747
4.50%, 12/01/40	2,553,205	2,708,092
Pool# 932888
3.50%, 01/01/41	493,706	491,931
Pool# 932891
3.50%, 01/01/41	80,708	80,368
Pool# AB2067
3.50%, 01/01/41	865,337	861,416
Pool# AB2068
3.50%, 01/01/41	492,005	489,699
Pool# AL0390
5.00%, 05/01/41	2,364,034	2,566,917
Pool# AJ1249
3.31%, 09/01/41 (a)	1,113,085	1,169,146
Pool# AI9851
4.50%, 09/01/41	149,172	158,408
Pool# AL0761
5.00%, 09/01/41	627,632	681,495
Pool# AJ5431
4.50%, 10/01/41	235,397	249,972

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AJ4861
4.00%, 12/01/41	$509,171	$525,162
Pool# AK0714
2.44%, 02/01/42 (a)	324,686	336,269
Pool# AB5185
3.50%, 05/01/42	1,224,011	1,218,274
Pool# AO3575
4.50%, 05/01/42	82,848	87,990
Pool# AO4647
3.50%, 06/01/42	2,186,104	2,175,856
Pool# AO8036
4.50%, 07/01/42	2,541,190	2,698,923
Pool# AO9697
4.50%, 07/01/42	137,961	146,373
Pool# AP1919
4.50%, 07/01/42	246,001	261,271
Pool# AB6017
3.50%, 08/01/42	2,389,787	2,378,585
Pool# AP2092
4.50%, 08/01/42	98,196	104,291
Pool# AP6579
3.50%, 09/01/42	1,941,864	1,932,762
Pool# AB6524
3.50%, 10/01/42	3,686,656	3,669,375
Pool# AB7074
3.00%, 11/01/42	1,872,395	1,781,408
Pool# AB6786
3.50%, 11/01/42	504,765	502,399
Pool# AL2677
3.50%, 11/01/42	1,889,925	1,881,657
Pool# AQ1569
3.50%, 11/01/42	1,259,060	1,253,158
Pool# AQ2432
3.00%, 12/01/42	964,548	917,677
Pool# AL3000
3.50%, 12/01/42	2,305,717	2,294,909
Pool# AR4210
3.50%, 01/01/43	465,102	462,922
Pool# AR3806
3.50%, 02/01/43	465,617	463,435
Pool# AT4982
1.93%, 04/01/43 (a)	175,569	177,801
Pool# AR8213
3.50%, 04/01/43	507,818	505,597
Pool# AB9236
3.00%, 05/01/43	496,464	472,650
Pool# AB9237
3.00%, 05/01/43	1,594,467	1,517,733
Pool# AB9238
3.00%, 05/01/43	2,119,601	2,017,264
Pool# AT4137
3.00%, 05/01/43	764,996	727,822

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AB9362
3.50%, 05/01/43	$2,615,059	$2,604,027
Pool# AT2731
3.50%, 05/01/43	2,444,637	2,433,178
Pool# AT4250
2.09%, 06/01/43 (a)	275,689	274,757
Pool# AT4145
3.00%, 06/01/43	601,688	572,638
Pool# AB9814
3.00%, 07/01/43	2,056,998	1,957,683
Pool# AS0203
3.00%, 08/01/43	1,382,942	1,316,172
Pool# AL4471
4.00%, 09/01/43	1,198,076	1,237,387
Pool# AL4323
4.50%, 11/01/43	4,116,992	4,368,032
Federal National Mortgage Association Pool TBA
2.50%, 01/25/29	22,000,000	21,773,125
3.00%, 01/25/29	9,067,663	9,250,433
3.50%, 01/25/29	7,300,000	7,634,774
4.00%, 01/25/29	3,000,000	3,176,718
4.50%, 01/25/29	1,600,000	1,701,000
5.00%, 01/25/29	3,900,000	4,158,375
2.50%, 01/25/44	2,000,000	1,811,328
3.00%, 01/25/44	42,700,000	40,578,345
3.50%, 01/25/44	20,100,000	19,983,798
4.00%, 01/25/44	29,700,000	30,604,923
4.50%, 01/25/44	13,900,000	14,740,516
5.00%, 01/25/44	14,400,000	15,648,751
5.50%, 01/25/44	4,000,000	4,400,938
6.00%, 01/25/44	4,000,000	4,441,246
Government National Mortgage Association I Pool
Pool# 279461
9.00%, 11/15/19	638	739
Pool# 376510
7.00%, 05/15/24	3,164	3,630
Pool# 457801
7.00%, 08/15/28	6,014	7,023
Pool# 486936
6.50%, 02/15/29	3,057	3,504
Pool# 502969
6.00%, 03/15/29	9,633	10,861
Pool# 487053
7.00%, 03/15/29	4,548	5,310
Pool# 781014
6.00%, 04/15/29	8,741	9,857
Pool# 509099
7.00%, 06/15/29	4,243	4,971
Pool# 470643
7.00%, 07/15/29	16,746	19,609

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 434505
7.50%, 08/15/29	$202	$238
Pool# 416538
7.00%, 10/15/29	381	438
Pool# 524269
8.00%, 11/15/29	8,963	10,758
Pool# 781124
7.00%, 12/15/29	21,491	25,117
Pool# 507396
7.50%, 09/15/30	91,579	108,786
Pool# 531352
7.50%, 09/15/30	8,928	10,613
Pool# 536334
7.50%, 10/15/30	231	274
Pool# 540659
7.00%, 01/15/31	1,051	1,234
Pool# 486019
7.50%, 01/15/31	2,313	2,752
Pool# 535388
7.50%, 01/15/31	2,410	2,868
Pool# 537406
7.50%, 02/15/31	555	654
Pool# 528589
6.50%, 03/15/31	42,749	49,120
Pool# 508473
7.50%, 04/15/31	11,321	13,393
Pool# 544470
8.00%, 04/15/31	3,837	4,631
Pool# 781287
7.00%, 05/15/31	10,999	12,881
Pool# 549742
7.00%, 07/15/31	5,780	6,762
Pool# 781319
7.00%, 07/15/31	3,395	3,981
Pool# 485879
7.00%, 08/15/31	14,843	17,428
Pool# 572554
6.50%, 09/15/31	145,509	167,077
Pool# 555125
7.00%, 09/15/31	937	1,099
Pool# 781328
7.00%, 09/15/31	10,528	12,328
Pool# 550991
6.50%, 10/15/31	2,319	2,662
Pool# 571267
7.00%, 10/15/31	1,424	1,672
Pool# 574837
7.50%, 11/15/31	2,922	3,475
Pool# 555171
6.50%, 12/15/31	1,624	1,868
Pool# 781380
7.50%, 12/15/31	3,124	3,650

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 781481
7.50%, 01/15/32	$15,438	$18,307
Pool# 580972
6.50%, 02/15/32	2,117	2,433
Pool# 781401
7.50%, 02/15/32	8,624	10,247
Pool# 781916
6.50%, 03/15/32	178,077	204,108
Pool# 552474
7.00%, 03/15/32	9,320	10,947
Pool# 781478
7.50%, 03/15/32	5,848	6,940
Pool# 781429
8.00%, 03/15/32	9,691	11,700
Pool# 781431
7.00%, 04/15/32	38,469	45,124
Pool# 568715
7.00%, 05/15/32	50,889	59,823
Pool# 552616
7.00%, 06/15/32	51,162	60,073
Pool# 570022
7.00%, 07/15/32	49,920	58,556
Pool# 583645
8.00%, 07/15/32	7,024	8,516
Pool# 595077
6.00%, 10/15/32	16,672	18,870
Pool# 596657
7.00%, 10/15/32	5,824	6,815
Pool# 552903
6.50%, 11/15/32	250,096	287,432
Pool# 552952
6.00%, 12/15/32	21,049	23,820
Pool# 588192
6.00%, 02/15/33	13,061	14,783
Pool# 602102
6.00%, 02/15/33	18,935	21,418
Pool# 553144
5.50%, 04/15/33	86,150	95,111
Pool# 604243
6.00%, 04/15/33	41,300	46,693
Pool# 611526
6.00%, 05/15/33	26,681	30,181
Pool# 553320
6.00%, 06/15/33	62,984	71,188
Pool# 572733
6.00%, 07/15/33	10,777	12,189
Pool# 573916
6.00%, 11/15/33	42,191	47,736
Pool# 604788
6.50%, 11/15/33	188,771	216,629
Pool# 604875
6.00%, 12/15/33	87,655	99,138

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 781688
6.00%, 12/15/33	$100,226	$113,319
Pool# 781690
6.00%, 12/15/33	41,143	46,514
Pool# 781699
7.00%, 12/15/33	15,975	18,740
Pool# 621856
6.00%, 01/15/34	41,310	46,680
Pool# 564799
6.00%, 03/15/34	176,251	199,079
Pool# 630038
6.50%, 08/15/34	104,815	120,197
Pool# 781804
6.00%, 09/15/34	119,303	134,782
Pool# 781847
6.00%, 12/15/34	103,443	116,846
Pool# 486921
5.50%, 02/15/35	34,778	38,454
Pool# 781902
6.00%, 02/15/35	90,298	101,690
Pool# 781933
6.00%, 06/15/35	15,720	17,703
Pool# 649510
5.50%, 10/15/35	760,372	840,271
Pool# 649513
5.50%, 10/15/35	1,380,383	1,525,431
Pool# 652207
5.50%, 03/15/36	496,321	548,473
Pool# 652539
5.00%, 05/15/36	59,941	65,284
Pool# 655519
5.00%, 05/15/36	59,233	64,513
Pool# 606308
5.50%, 05/15/36	111,038	122,705
Pool# 606314
5.50%, 05/15/36	32,135	35,511
Pool# 657912
6.50%, 08/15/36	10,669	12,130
Pool# 697957
4.50%, 03/15/39	4,690,286	5,007,247
Pool# 704630
5.50%, 07/15/39	175,233	194,201
Pool# 710724
4.50%, 08/15/39	1,984,059	2,121,161
Pool# 722292
5.00%, 09/15/39	4,290,540	4,680,208
Pool# 782803
6.00%, 11/15/39	2,408,525	2,676,722
Pool# 733312
4.00%, 09/15/40	198,648	206,936
Pool# 742235
4.00%, 12/15/40	642,932	669,152

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 690662
4.00%, 01/15/41	$134,621	$140,322
Pool# 719486
4.00%, 01/15/41	99,896	104,126
Pool# 742244
4.00%, 01/15/41	527,351	549,681
Pool# 753826
4.00%, 01/15/41	137,457	143,192
Pool# 755958
4.00%, 01/15/41	498,348	519,450
Pool# 755959
4.00%, 01/15/41	355,474	370,970
Pool# 759075
4.00%, 01/15/41	401,360	418,857
Pool# 757555
4.00%, 02/15/41	59,111	61,688
Pool# 757557
4.00%, 02/15/41	98,226	102,385
Pool# 759207
4.00%, 02/15/41	768,292	801,785
Pool# 738107
4.00%, 03/15/41	1,416,630	1,475,287
Pool# 778869
4.00%, 02/15/42	798,521	831,990
Pool# AD2254
3.50%, 03/15/43	260,269	262,983
Pool# AD8789
3.50%, 03/15/43	1,405,702	1,420,363
Pool# AA6403
3.00%, 05/15/43	2,207,652	2,135,127
Pool# AD2411
3.50%, 05/15/43	1,201,784	1,214,318
Government National Mortgage Association I Pool TBA
3.00%, 01/15/44	1,850,000	1,786,117
3.50%, 01/15/44	7,100,000	7,157,688
4.00%, 01/15/44	1,900,000	1,974,516
4.50%, 01/15/44	3,000,000	3,200,156
Government National Mortgage Association II Pool
Pool# G23851
5.50%, 05/20/36	1,809,012	2,000,230
Pool# G24245
6.00%, 09/20/38	866,183	959,657
Pool# G24559
5.00%, 10/20/39	2,041,787	2,226,585
Pool# G24715
5.00%, 06/20/40	468,019	510,378
Pool# G24747
5.00%, 07/20/40	5,784,271	6,307,793
Pool# G24771
4.50%, 08/20/40	5,083,603	5,444,420

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool (continued)
Pool# G24802
5.00%, 09/20/40	$3,286,679	$3,589,285
Pool# G24834
4.50%, 10/20/40	1,085,100	1,162,116
Pool# 737727
4.00%, 12/20/40	3,804,062	3,964,100
Pool# 737730
4.00%, 12/20/40	1,050,568	1,094,766
Pool# G24923
4.50%, 01/20/41	1,642,992	1,758,579
Pool# G24978
4.50%, 03/20/41	262,472	280,937
Pool# G25017
4.50%, 04/20/41	3,112,538	3,331,510
Pool# G25056 5.00%, 05/20/41	924,139	1,005,759
Pool# G25082 4.50%, 06/20/41	1,087,256	1,163,237
Pool# G25139 4.00%, 08/20/41	1,982,757	2,066,173
Pool# G25175 4.50%, 09/20/41	1,118,507	1,196,322
Pool# G2675523 3.50%, 03/20/42	868,793	875,343
Pool# G25332 4.00%, 03/20/42	1,117,458	1,164,470
Pool# G2MA0023 4.00%, 04/20/42 (b)	2,201,703	2,294,329
Pool# G2MA0089 4.00%, 05/20/42	2,085,807	2,173,557
Pool# G2MA0392 3.50%, 09/20/42	4,396,438	4,444,696
Pool# G2MA0534 3.50%, 11/20/42	6,540,257	6,612,047
Pool# G2MA0852 3.50%, 03/20/43	3,503,268	3,541,722
Pool# G2MA0934 3.50%, 04/20/43	3,237,648	3,273,186
Pool# G2AF1001 3.50%, 06/20/43	1,574,009	1,585,875
Government National Mortgage Association II Pool TBA
3.00%, 01/15/44	20,000,000	19,318,750
3.50%, 01/15/44	9,400,000	9,487,391
4.00%, 01/15/44	7,000,000	7,284,375
4.50%, 01/15/44	4,000,000	4,275,000

Total U.S. Government Mortgage Backed Agencies (cost $663,297,137)		664,063,701

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Government Sponsored & Agency Obligations 4.1%

	Principal Amount	Market Value

Federal Farm Credit Bank 4.88%, 01/17/17 (b)	$695,000	$780,323
Federal Home Loan Banks
4.88%, 05/17/17	1,125,000	1,268,906
5.25%, 06/05/17	7,000,000	7,933,086
5.50%, 07/15/36	1,500,000	1,738,884
Federal Home Loan Mortgage Corp.
4.38%, 07/17/15 (b)	7,214,000	7,662,999
1.75%, 09/10/15 (b)	10,900,000	11,154,126
0.85%, 11/28/16	2,000,000	1,991,371
0.88%, 03/07/18	4,000,000	3,896,798
3.75%, 03/27/19 (b)	1,870,000	2,038,967
1.38%, 05/01/20 (b)	3,000,000	2,814,271
2.38%, 01/13/22 (b)	3,000,000	2,859,719
6.75%, 09/15/29 (b)	557,000	735,010
6.25%, 07/15/32 (b)	1,245,000	1,582,521
Federal National Mortgage Association
0.38%, 03/16/15	7,000,000	7,007,666
4.38%, 10/15/15	1,618,000	1,732,871
0.38%, 07/05/16 (b)	10,000,000	9,935,527
0.75%, 11/25/16	4,500,000	4,475,865
5.38%, 06/12/17 (b)	1,995,000	2,282,136
0.88%, 12/20/17 (b)	6,000,000	5,883,964
0.88%, 05/21/18	7,310,000	7,086,789
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	23,795
Tennessee Valley Authority
6.25%, 12/15/17	50,000	59,288
4.50%, 04/01/18 (b)	4,635,000	5,136,766
4.88%, 01/15/48	500,000	487,986

Total U.S. Government Sponsored & Agency Obligations (cost $88,347,424)		90,569,634

U.S. Treasury Bonds 5.5%
U.S. Treasury Bonds
8.75%, 05/15/17	124,000	155,852
8.13%, 08/15/19	1,900,000	2,531,453
8.50%, 02/15/20	2,138,000	2,931,064
8.00%, 11/15/21 (b)	3,710,000	5,153,422
6.25%, 08/15/23 (b)	12,181,000	15,646,875
6.88%, 08/15/25	1,613,000	2,196,200
6.13%, 11/15/27	5,000,000	6,506,250
5.38%, 02/15/31 (b)	4,237,000	5,192,311
4.50%, 02/15/36 (b)	2,620,000	2,915,159
5.00%, 05/15/37	305,000	362,950
3.50%, 02/15/39	2,285,000	2,151,827
4.25%, 05/15/39	5,595,000	5,966,543
4.50%, 08/15/39	2,380,000	2,638,081
4.38%, 11/15/39 (b)	8,245,000	8,959,997
4.63%, 02/15/40	7,395,000	8,351,728

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value

U.S. Treasury Bonds (continued)
4.38%, 05/15/40 (b)	$2,600,000	$2,824,250
3.88%, 08/15/40	1,000,000	1,000,312
4.25%, 11/15/40	3,400,000	3,618,875
4.75%, 02/15/41	7,400,000	8,514,625
4.38%, 05/15/41	1,500,000	1,627,266
3.75%, 08/15/41	8,000,000	7,798,750
3.13%, 11/15/41	7,100,000	6,132,625
3.13%, 02/15/42	2,000,000	1,724,375
2.75%, 08/15/42	5,500,000	4,357,891
2.75%, 11/15/42	1,500,000	1,185,938
3.13%, 02/15/43	4,750,000	4,067,188
2.88%, 05/15/43	2,000,000	1,620,938
3.63%, 08/15/43	2,000,000	1,888,750
3.75%, 11/15/43	5,000,000	4,832,031

Total U.S. Treasury Bonds (cost $122,293,186)		122,853,526

U.S. Treasury Notes 30.2%
U.S. Treasury Notes
0.25%, 01/31/15 (b)	12,000,000	12,009,374
0.25%, 02/15/15 (b)	16,500,000	16,512,890
4.00%, 02/15/15	3,250,000	3,388,125
2.38%, 02/28/15 (b)	18,225,000	18,680,625
0.13%, 04/30/15 (b)	10,000,000	9,987,500
2.50%, 04/30/15	17,475,000	18,001,980
0.25%, 05/15/15	7,000,000	7,004,375
4.13%, 05/15/15	1,748,000	1,840,862
0.25%, 05/31/15	10,000,000	10,004,688
2.13%, 05/31/15	10,000,000	10,265,625
1.75%, 07/31/15	10,860,000	11,112,834
0.38%, 08/31/15	17,000,000	17,026,563
1.25%, 08/31/15 (b)	14,800,000	15,035,875
1.25%, 09/30/15	6,700,000	6,808,875
0.25%, 10/31/15 (b)	25,000,000	24,964,845
4.50%, 11/15/15 (b)	6,372,000	6,864,835
1.38%, 11/30/15 (b)	7,000,000	7,135,625
2.13%, 12/31/15	11,000,000	11,378,125
2.00%, 01/31/16 (b)	10,000,000	10,328,125
2.13%, 02/29/16 (b)	3,500,000	3,627,969
2.38%, 03/31/16	2,000,000	2,086,250
2.00%, 04/30/16	9,000,000	9,310,781
1.75%, 05/31/16 (b)	12,000,000	12,346,874
3.25%, 06/30/16	6,135,000	6,545,278
1.00%, 08/31/16 (b)	15,000,000	15,140,625
3.00%, 08/31/16	14,000,000	14,870,625
1.00%, 09/30/16	4,000,000	4,034,375
3.00%, 09/30/16	2,460,000	2,614,519
0.63%, 11/15/16 (b)	15,000,000	14,953,125
0.88%, 11/30/16	7,000,000	7,022,968
0.88%, 12/31/16	7,500,000	7,516,406
3.25%, 12/31/16 (b)	12,650,000	13,567,125
0.88%, 01/31/17	4,000,000	4,003,750
4.63%, 02/15/17 (b)	6,365,000	7,098,964

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
0.88%, 02/28/17 (b)	$28,500,000	$28,500,000
3.00%, 02/28/17 (b)	2,475,000	2,637,422
1.00%, 03/31/17 (b)	6,000,000	6,013,125
0.88%, 04/30/17 (b)	2,000,000	1,994,062
4.50%, 05/15/17	5,775,000	6,444,539
0.75%, 06/30/17 (b)	23,000,000	22,759,218
2.50%, 06/30/17 (b)	3,530,000	3,704,294
0.50%, 07/31/17	8,000,000	7,832,500
1.88%, 08/31/17	5,000,000	5,132,812
0.75%, 10/31/17	12,000,000	11,782,500
4.25%, 11/15/17	3,710,000	4,130,853
0.63%, 11/30/17	5,000,000	4,875,000
2.25%, 11/30/17 (b)	4,400,000	4,566,375
0.88%, 01/31/18 (b)	7,000,000	6,866,562
0.75%, 02/28/18	2,500,000	2,434,375
0.75%, 03/31/18	8,600,000	8,355,438
2.38%, 05/31/18 (b)	8,000,000	8,305,000
1.50%, 08/31/18	4,500,000	4,477,500
1.38%, 09/30/18	13,000,000	12,841,562
1.25%, 10/31/18	12,500,000	12,253,906
1.25%, 11/30/18	5,000,000	4,892,969
1.38%, 11/30/18 (b)	5,000,000	4,925,000
1.38%, 12/31/18 (b)	8,000,000	7,867,500
3.63%, 08/15/19 (b)	26,080,000	28,419,050
1.00%, 08/31/19	9,000,000	8,512,031
3.38%, 11/15/19	5,360,000	5,765,350
1.38%, 01/31/20	2,000,000	1,913,125
3.63%, 02/15/20 (b)	7,480,000	8,141,512
1.25%, 02/29/20	9,700,000	9,181,656
1.13%, 03/31/20 (b)	5,000,000	4,685,156
3.50%, 05/15/20 (b)	19,400,000	20,927,750
1.38%, 05/31/20	3,500,000	3,317,344
1.88%, 06/30/20	3,000,000	2,926,875
2.00%, 07/31/20 (b)	7,000,000	6,875,313
2.13%, 08/31/20	5,000,000	4,935,938
1.75%, 10/31/20 (b)	6,000,000	5,756,250
2.00%, 11/30/20	3,000,000	2,920,320
3.13%, 05/15/21 (b)	5,000,000	5,211,719
2.13%, 08/15/21	1,500,000	1,453,125
1.75%, 05/15/22	4,000,000	3,698,750
1.63%, 08/15/22	3,000,000	2,725,781
1.63%, 11/15/22	6,800,000	6,138,062
2.00%, 02/15/23	4,000,000	3,710,625
1.75%, 05/15/23	8,000,000	7,210,000
2.75%, 11/15/23	5,500,000	5,380,547

Total U.S. Treasury Notes (cost $671,704,086)		676,490,171

Yankee Dollars 0.4%
Chemicals 0.0%†
Agrium, Inc.
3.15%, 10/01/22	50,000	46,034
6.13%, 01/15/41	150,000	160,573

Yankee Dollars (continued)

	Principal Amount	Market Value

Chemicals (continued)
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	$125,000	$134,550

		341,157

Commercial Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	147,000	156,865

Electric Utilities 0.0%†
Hydro Quebec
8.40%, 01/15/22	220,000	287,196
8.88%, 03/01/26	156,000	223,254

		510,450

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	74,000	80,257

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	554,352
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	817,336

		1,371,688

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	93,550
Teck Resources Ltd., 3.85%, 08/15/17	100,000	105,207
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	172,046

		370,803

Oil, Gas & Consumable Fuels 0.2%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	409,848
Encana Corp., 6.50%, 08/15/34	350,000	385,705
Nexen, Inc.
5.88%, 03/10/35	133,000	142,919
6.40%, 05/15/37	350,000	397,385
Noble Holding International Ltd., 4.63%, 03/01/21	300,000	310,497
Petro-Canada, 5.95%, 05/15/35	271,000	293,163
Statoil ASA, 6.80%, 01/15/28	350,000	432,808
Suncor Energy, Inc.
6.10%, 06/01/18	805,000	930,680
6.50%, 06/15/38	500,000	581,293
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	149,542
5.75%, 05/15/35	350,000	316,714

		4,350,554

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value

Road & Rail 0.1%
Canadian National Railway Co.
6.90%, 07/15/28	$242,000	$308,360
6.20%, 06/01/36	236,000	282,682

		591,042

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	524,482

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	106,930

Total Yankee Dollars (cost $7,726,253)		8,404,228

Mutual Fund 14.1%

	Shares

Money Market Fund 14.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.07% (g)	316,833,472	316,833,472

Total Mutual Fund (cost $316,833,472)		316,833,472

Repurchase Agreements 1.7%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $1,000,044, collateralized by U.S. Government Treasury Securities, 0.13%, maturing 04/15/17—01/15/23; total market value $1,020,000. (h)	1,000,000	1,000,000
Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $6,270,339, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $6,395,744. (h)	6,270,338	6,270,338
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $15,000,233, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $15,300,001. (h)	15,000,000	15,000,000

Repurchase Agreements (continued)

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $16,000,004, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.75%, maturing 01/30/14 - 06/12/37; total market value $16,320,025. (h)	$16,000,000	$16,000,000

Total Repurchase Agreements (cost $38,270,338)		38,270,338

Total Investments (cost $2,546,626,768) (i) — 114.9%		2,572,411,959

Liabilities in excess of other assets — (14.9)%		(332,652,724)

NET ASSETS — 100.0%		$2,239,759,235

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date.

(b)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $439,928,843, which was collateralized by repurchase agreements with a value of $38,270,338 and $413,763,947 of collateral in the form of U.S. Government Agency and Treasury Securities, interest rates ranging from 0.00% - 36.21%, and maturity dates ranging from 01/01/14 - 11/20/63, a total value of $452,034,285.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $6,760,736 which represents 0.30% of net assets.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date reflects the next call date.

(e)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2013.

(f)	Investment in affiliate.

(g)	Represents 7-day effective yield as of December 31, 2013.

Statement of Investments (Continued)

December 31, 2013

NVIT Bond Index Fund (Continued)

(h)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $38,270,338.
(i)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

AGM	Assured Guaranty Municipal Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

COP	Certificates of Participation

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NATL-RE	National Public Finance Guarantee

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

RE	Reinsured

REIT	Real Estate Investment Trust

SA	Stock Company

SAB	de CV Public Traded Company

SAU	Single Shareholder Corporation

SpA	Limited Share Company

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

December 31, 2013

NVIT Bond Index Fund
Assets:
Investments in affiliates, at value (cost $61,434)	$103,294
Investments in non-affiliates, at value *(cost $2,508,294,996)	2,534,038,327
Repurchase agreements, at value and cost	38,270,338

Total Investments	2,572,411,959

Cash	45
Interest and dividends receivable	12,939,764
Security lending income receivable	28,362
Receivable for investments sold	11,699,644
Receivable for capital shares issued	780,005
Prepaid expenses	4,386

Total Assets	2,597,864,165

Liabilities:
Payable for investments purchased	319,365,532
Payable for capital shares redeemed	151
Payable upon return of securities loaned (Note 2)	38,270,338
Accrued expenses and other payables:
Investment advisory fees	345,309
Fund administration fees	55,148
Accounting and transfer agent fees	20,723
Trustee fees	2,360
Custodian fees	13,237
Compliance program costs (Note 3)	64
Professional fees	17,426
Printing fees	13,515
Other	1,127

Total Liabilities	358,104,930

Net Assets	$2,239,759,235

Represented by:
Capital	$2,215,378,564
Accumulated undistributed net investment income	3,778,678
Accumulated net realized gains from non-affiliated investments	(5,183,198)
Net unrealized appreciation/(depreciation) from investments in affiliates	41,860
Net unrealized appreciation/(depreciation) from investments in non-affiliates	25,743,331

Net Assets	$2,239,759,235

Net Assets:
Class Y Shares	$2,239,759,235

Total	$2,239,759,235

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	216,412,707

Total	216,412,707

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$10.35

*	Includes value of securities on loan of $439,928,843 (Note 2).

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended December 31, 2013

NVIT Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$51,264,839
Income from securities lending (Note 2)	414,182
Dividend income from non-affiliates	235,899
Interest income from affiliates	7,088

Total Income	51,922,008

EXPENSES:
Investment advisory fees	3,878,127
Fund administration fees	611,159
Professional fees	106,352
Printing fees	14,654
Trustee fees	76,006
Custodian fees	78,707
Accounting and transfer agent fees	82,636
Compliance program costs (Note 3)	7,128
Other	46,127

Total expenses before earnings credit	4,900,896

Earnings credit (Note 5)	(726)

Net Expenses	4,900,170

NET INVESTMENT INCOME	47,021,838

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with non-affiliates	1,459,839
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(6,155)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(101,028,205)

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(101,034,360)

Net realized/unrealized losses from affiliated and non-affiliated investments	(99,574,521)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,552,683)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	NVIT Bond Index Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$47,021,838	$49,017,394
Net realized gains from non-affiliated investments	1,459,839	12,428,895
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(101,034,360)	16,489,796

Change in net assets resulting from operations	(52,552,683)	77,936,085

Distributions to Shareholders From:
Net investment income:
Class Y	(52,542,817)	(54,298,288)
Net realized gains:
Class Y	(6,575,513)	(15,880,836)

Change in net assets from shareholder distributions	(59,118,330)	(70,179,124)

Change in net assets from capital transactions	361,950,950	101,199,383

Change in net assets	250,279,937	108,956,344

Net Assets:
Beginning of year	1,989,479,298	1,880,522,954

End of year	$2,239,759,235	$1,989,479,298

Accumulated undistributed net investment income at end of year	$3,778,678	$4,086,951

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$359,990,209	$288,613,370
Dividends reinvested	59,118,330	70,179,124
Cost of shares redeemed	(57,157,589)	(257,593,111)

Total Class Y Shares	361,950,950	101,199,383

Change in net assets from capital transactions	$361,950,950	$101,199,383

SHARE TRANSACTIONS:
Class Y Shares
Issued	33,383,281	26,139,289
Reinvested	5,673,460	6,410,733
Redeemed	(5,319,578)	(23,240,210)

Total Class Y Shares	33,737,163	9,309,812

Total change in shares	33,737,163	9,309,812

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover
Class Y Shares
Year Ended December 31, 2013 (b)	$10.89	0.24	(0.50)	(0.26)	(0.25)	(0.03)	(0.28)	$10.35	(2.38%	)	$2,239,759,235	0.23%	2.22%	0.23%	226.92%
Year Ended December 31, 2012 (b)	$10.85	0.28	0.16	0.44	(0.31)	(0.09)	(0.40)	$10.89	4.03%		$1,989,479,298	0.24%	2.51%	0.24%	150.75%
Year Ended December 31, 2011 (b)	$10.42	0.33	0.45	0.78	(0.35)	–	(0.35)	$10.85	7.56%		$1,880,522,954	0.24%	3.07%	0.27%	111.32%
Year Ended December 31, 2010 (b)	$10.21	0.35	0.28	0.63	(0.36)	(0.06)	(0.42)	$10.42	6.31%		$1,632,581,794	0.26%	3.32%	0.28%	207.69%
Year Ended December 31, 2009 (b)	$10.09	0.42	0.15	0.57	(0.44)	(0.01)	(0.45)	$10.21	5.77%		$1,464,906,855	0.31%	4.17%	0.31%	143.71%	(c)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Per share calculations were performed using average shares method.
(c)	The amount shown includes the effect of mortgage dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by unaffiliated insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), to the Fund assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Notes to Financial Statements (Continued)

December 31, 2013

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$8,308,665	$—	$8,308,665
Commercial Mortgage Backed Securities	—	38,948,226	—	38,948,226
Corporate Bonds	—	524,737,327	—	524,737,327
Municipal Bonds	—	19,246,028	—	19,246,028
Mutual Fund	316,833,472	—	—	316,833,472
Repurchase Agreements	—	38,270,338	—	38,270,338
Sovereign Bonds	—	63,686,643	—	63,686,643
U.S. Government Mortgage Backed Agencies	—	664,063,701	—	664,063,701
U.S. Government Sponsored & Agency Obligations	—	90,569,634	—	90,569,634
U.S. Treasury Bonds	—	122,853,526	—	122,853,526
U.S. Treasury Notes	—	676,490,171	—	676,490,171
Yankee Dollars	—	8,404,228	—	8,404,228
Total Assets	$316,833,472	$2,255,578,487	$—	$2,572,411,959

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Notes to Financial Statements (Continued)

December 31, 2013

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(c)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

Notes to Financial Statements (Continued)

December 31, 2013

(d)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17 — 01/15/23; total market value $306,000,063.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% — 12.50%, maturing 04/15/14 — 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 — 07/15/19; total market value $510,000,029.

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% — 6.75%, maturing 01/30/14 — 06/12/37; total market value $193,800,295.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31,

Notes to Financial Statements (Continued)

December 31, 2013

2013 are primarily attributable to paydown gains and losses, distributions redesignation and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from non-affiliated investments
$—	$5,212,706	$(5,212,706)

Amount designated as “—” is zero or has been rounded to zero.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.195%
$1.5 billion up to $3 billion	0.155%
$3 billion and more	0.145%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.29% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $611,159 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $7,128.

Notes to Financial Statements (Continued)

December 31, 2013

4.  Investment in Affiliated Issuers

The Fund invests in an affiliated issuer. The Fund’s transactions in the shares of affiliated issuer during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2013
Nationwide Financial Services, Inc.	$109,436	$—	$—	$7,088	$—	$103,294

Amounts designated as “—” are zero or have been rounded to zero.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $5,084,535,496 and sales of $4,718,795,064 (excluding short-term securities).

For the year ended December 31, 2013, the Fund had purchases of $300,982,749 and sales of $180,335,598 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

Notes to Financial Statements (Continued)

December 31, 2013

8. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. Federal	Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$55,174,941	$3,943,389	$59,118,330	$—	$59,118,330

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$58,277,203	$11,901,921	$70,179,124	$—	$70,179,124

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$3,778,678	$—	$3,778,678	$(4,172,249)	$24,774,242	$24,380,671

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,547,637,717	$57,817,279	$(33,043,037)	$24,774,242

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

Notes to Financial Statements (Continued)

December 31, 2013

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected and will be utilized to offset capital gains, if any.

Loss Carryforward Character
Short Term	Long Term
$4,172,249	$—

Amount designated as “—” is zero or has been rounded to zero.

10. Subsequent	Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Bond Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund designates $3,943,389, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for march FIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

Annual Report

December 31, 2013

NVIT CardinalSM Aggressive Fund

AR-CD-AG 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT CardinalSM Aggressive Fund

For the annual period ended December 31, 2013, the NVIT CardinalSM Aggressive Fund (Class II) returned 29.47% versus 28.40% for its composite benchmark, a blend of 65% Russell 3000® Index, 30% MSCI EAFE® Index and 5% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Global Core Funds (consisting of 48 funds as of December 31, 2013) was 27.17% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. Generally, domestic growth beat out domestic value stocks across the capitalization structure; however, international growth stocks were narrowly beaten out by international value stocks by 40 basis points (represented by the MSCI EAFE® Growth Index and the MSCI EAFE® Value Index, respectively). During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether

10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT Multi-Manager Large Cap Value and the NVIT Multi-Manager Large Cap Growth Funds along with the NVIT Multi-Manager International Value Fund, combined with their relatively significant allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

The Fund’s investments in the NVIT Core Bond and the NVIT Core Plus Bond Funds posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

5

Fund Commentary (con’t.)	NVIT CardinalSM Aggressive Fund

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT Multi-Manager Large Cap Value Fund Class Y	22%
NVIT Multi-Manager Large Cap Growth Fund Class Y	18%
NVIT Multi-Manager International Value Fund Class Y	16%
NVIT Multi-Manager International Growth Fund Class Y	14%
NVIT Multi-Manager Mid Cap Value Fund Class Y	8%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	7%
NVIT Multi-Manager Small Cap Value Fund Class Y	5%
NVIT Multi-Manager Small Cap Growth Fund Class Y	3%
NVIT Core Bond Fund Class Y	2.5%
NVIT Core Plus Bond Fund Class Y	2.5%
NVIT Multi-Manager Small Company Fund Class Y	2%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT CardinalSM Aggressive Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT CardinalSM Aggressive Fund

Objective

The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other CardinalSM Funds.

Highlights

•	The Fund’s investments in U.S. and foreign developed market stocks account for 95% of its allocations and contributed 100% to the positive returns of the Fund during the reporting period.

•

The NVIT Multi-Manager Large Cap Value, the NVIT Multi-Manager Large Cap Growth, the NVIT Multi-Manager Mid Cap Value and the NVIT Multi-Manager International Value Funds were the largest positive contributors to Fund performance.

•

Only the Fund’s investments in the NVIT Core Bond and the NVIT Core Plus Bond Funds posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Asset Allocation†

Equity Funds	95.0%
Fixed Income Funds	5.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	22.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	18.0%
NVIT Multi-Manager International Value Fund, Class Y	16.0%
NVIT Multi-Manager International Growth Fund, Class Y	14.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	8.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.0%
NVIT Multi-Manager Small Cap Value Fund, Class Y	5.0%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	3.0%
NVIT Core Plus Bond Fund, Class Y	2.5%
NVIT Core Bond Fund, Class Y	2.5%
NVIT Multi-Manager Small Company Fund, Class Y	2.0%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT CardinalSM Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	29.65%	16.02%	6.47%
Class II	29.47%	15.90%	6.36%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	1.25%	1.09%
Class II	1.50%	1.18%

*	Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT CardinalSM Aggressive Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Aggressive Fund since inception through 12/31/13 versus performance of the Composite Index®, the Russell 3000® Index, the MSCI EAFE® Index, the Barclays U.S. Aggregate Bond Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 65% Russell 3000® Index, 30% MSCI EAFE® Index and 5% Barclays U.S. Aggregate Bond Index.

9

Shareholder Expense Example	NVIT CardinalSM Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Aggressive Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class I Shares	Actual	[b]	1,000.00	1,175.40	1.81	0.33
	Hypothetical	[b,c]	1,000.00	1,023.54	1.68	0.33
Class II Shares	Actual	[b]	1,000.00	1,174.90	2.30	0.42
	Hypothetical	[b,c]	1,000.00	1,023.09	2.14	0.42

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.0%

	Shares		Market Value

Equity Funds 95.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	792,784 $		9,576,832
NVIT Multi-Manager International Value Fund, Class Y (a)		943,530	10,944,950
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)		934,933	12,313,069
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)		1,260,411	15,049,307
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)		346,234	4,788,416
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)		413,017	5,472,475
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)		85,365	2,052,178
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)		207,794	3,420,297
NVIT Multi-Manager Small Company Fund, Class Y (a)		49,605	1,368,119

Total Equity Funds (cost $54,520,213)			64,985,643

Fixed Income Funds 5.0%
NVIT Core Bond Fund, Class Y (a)		159,976	1,710,148
NVIT Core Plus Bond Fund, Class Y (a)		153,102	1,710,149

Total Fixed Income Funds (cost $3,520,203)			3,420,297

Total Mutual Funds (cost $58,040,416)			68,405,940

Total Investments (cost $58,040,416) (b) — 100.0%			68,405,940

Liabilities in excess of other assets — 0.0%†			(30,272)

NET ASSETS — 100.0%			$68,375,668

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT CardinalSM Aggressive Fund
Assets:
Investments in affiliates, at value (cost $58,040,416)	$68,405,940
Receivable for capital shares issued	2,082,582
Prepaid expenses	96

Total Assets	70,488,618

Liabilities:
Payable for investments purchased	2,080,417
Payable for capital shares redeemed	2,165
Accrued expenses and other payables:
Investment advisory fees	4,253
Fund administration fees	4,920
Distribution fees	3,787
Administrative servicing fees	2,593
Accounting and transfer agent fees	33
Trustee fees	65
Custodian fees	346
Compliance program costs (Note 3)	26
Professional fees	3,918
Printing fees	10,156
Other	271

Total Liabilities	2,112,950

Net Assets	$68,375,668

Represented by:
Capital	$53,817,240
Accumulated undistributed net investment income	615,948
Accumulated net realized gains from affiliated investments	3,576,956
Net unrealized appreciation/(depreciation) from investments in affiliates	10,365,524

Net Assets	$68,375,668

Net Assets:
Class I Shares	$14,073,153
Class II Shares	54,302,515

Total	$68,375,668

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,259,318
Class II Shares	4,864,748

Total	6,124,066

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.18
Class II Shares	$11.16

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT CardinalSM Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$778,185

Total Income	778,185

EXPENSES:
Investment advisory fees	99,475
Fund administration fees	52,808
Distribution fees Class II Shares	97,501
Administrative servicing fees Class I Shares	5,369
Administrative servicing fees Class II Shares	19,501
Professional fees	13,711
Printing fees	15,466
Trustee fees	1,661
Custodian fees	1,884
Accounting and transfer agent fees	7
Compliance program costs (Note 3)	198
Other	3,835

Total expenses before earnings credit, fees waived, and expenses reimbursed	311,416

Earnings credit (Note 5)	(6)
Distribution fees waived — Class II (Note 3)	(62,401)
Expenses reimbursed by adviser (Note 3)	(49,572)

Net Expenses	199,437

NET INVESTMENT INCOME	578,748

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	1,888,960
Net realized gains from investment transactions with affiliates	2,425,989

Net realized gains from affiliated investments	4,314,949

Net change in unrealized appreciation/(depreciation) from investments in affiliates	7,974,365

Net realized/unrealized gains from affiliated investments	12,289,314

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,868,062

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT CardinalSM Aggressive Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$578,748	$222,829
Net realized gains from affiliated investments	4,314,949	1,394,992
Net change in unrealized appreciation/(depreciation) from investments in affiliates	7,974,365	3,683,279

Change in net assets resulting from operations	12,868,062	5,301,100

Distributions to Shareholders From:
Net investment income:
Class I	(154,949)	(84,585)
Class II	(550,766)	(289,123)
Net realized gains:
Class I	(268,068)	(313,874)
Class II	(1,032,075)	(1,152,220)

Change in net assets from shareholder distributions	(2,005,858)	(1,839,802)

Change in net assets from capital transactions	18,274,590	3,754,487

Change in net assets	29,136,794	7,215,785

Net Assets:
Beginning of year	39,238,874	32,023,089

End of year	$68,375,668	$39,238,874

Accumulated undistributed net investment income at end of year	$615,948	$126,551

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,730,141	$2,617,175
Dividends reinvested	423,017	398,459
Cost of shares redeemed	(1,960,205)	(1,708,652)

Total Class I Shares	3,192,953	1,306,982

Class II Shares
Proceeds from shares issued	26,639,828	5,155,641
Dividends reinvested	1,582,841	1,441,343
Cost of shares redeemed	(13,141,032)	(4,149,479)

Total Class II Shares	15,081,637	2,447,505

Change in net assets from capital transactions	$18,274,590	$3,754,487

SHARE TRANSACTIONS:
Class I Shares
Issued	459,299	300,287
Reinvested	39,730	45,263
Redeemed	(192,726)	(191,842)

Total Class I Shares	306,303	153,708

Class II Shares
Issued	2,584,567	592,407
Reinvested	148,995	163,958
Redeemed	(1,312,677)	(474,196)

Total Class II Shares	1,420,885	282,169

Total change in shares	1,727,188	435,877

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Aggressive Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2013 (c)	$8.93	0.12	2.50	2.62	(0.13)	(0.24)	(0.37)	$11.18	29.65%	$14,073,153	0.33%	1.18%	0.43%	25.70%
Year Ended December 31, 2012 (c)	$8.09	0.06	1.24	1.30	(0.09)	(0.37)	(0.46)	$8.93	16.22%	$8,511,164	0.33%	0.71%	0.49%	18.50%
Year Ended December 31, 2011 (c)	$8.95	0.08	(0.63)	(0.55)	(0.18)	(0.13)	(0.31)	$8.09	(6.19)%	$6,466,762	0.33%	0.94%	0.49%	26.41%
Year Ended December 31, 2010 (c)	$8.41	0.08	1.17	1.25	(0.03)	(0.68)	(0.71)	$8.95	15.00%	$4,407,665	0.33%	0.87%	0.60%	51.11%
Year Ended December 31, 2009 (c)	$6.57	0.07	1.84	1.91	(0.07)	–	(0.07)	$8.41	29.30%	$1,976,590	0.33%	0.95%	0.53%	32.02%

Class II Shares
Year Ended December 31, 2013 (c)	$8.92	0.12	2.48	2.60	(0.12)	(0.24)	(0.36)	$11.16	29.47%	$54,302,515	0.42%	1.16%	0.68%	25.70%
Year Ended December 31, 2012 (c)	$8.08	0.05	1.25	1.30	(0.09)	(0.37)	(0.46)	$8.92	16.15%	$30,727,710	0.42%	0.61%	0.74%	18.50%
Year Ended December 31, 2011 (c)	$8.94	0.06	(0.61)	(0.55)	(0.18)	(0.13)	(0.31)	$8.08	(6.38)%	$25,556,327	0.42%	0.67%	0.74%	26.41%
Year Ended December 31, 2010 (c)	$8.41	0.07	1.17	1.24	(0.03)	(0.68)	(0.71)	$8.94	14.96%	$25,330,361	0.42%	0.85%	0.84%	51.11%
Year Ended December 31, 2009 (c)	$6.57	0.06	1.85	1.91	(0.07)	–	(0.07)	$8.41	29.20%	$13,047,556	0.42%	0.89%	0.78%	32.02%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations,

17

Notes to Financial Statements (Continued)

December 31, 2013

individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Affiliated Investments
$—	$616,364	$(616,364)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an

18

Notes to Financial Statements (Continued)

December 31, 2013

increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

19

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Total
$52,705	$55,633	$49,572	$157,910

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $52,808 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $198.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the year ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $62,401.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $24,870 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of

20

Notes to Financial Statements (Continued)

December 31, 2013

each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$5,526,438	$4,283,033	$1,550,625	$111,129	$275,096	$9,576,832
NVIT Multi-Manager International Value Fund, Class Y	6,478,943	5,108,756	2,074,800	210,318	114,302	10,944,950
NVIT Multi-Manager Large Cap Growth Fund, Class Y	6,950,278	5,574,245	2,155,731	92,738	1,196,375	12,313,069
NVIT Multi-Manager Large Cap Value Fund, Class Y	8,612,634	7,101,304	3,124,689	193,506	1,232,610	15,049,307
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2,750,774	2,158,579	988,949	—	501,979	4,788,416
NVIT Multi-Manager Mid Cap Value Fund, Class Y	3,131,656	2,412,906	981,578	66,177	369,423	5,472,475
NVIT Multi-Manager Small Cap Growth Fund, Class Y	1,143,333	848,880	402,977	—	220,455	2,052,178
NVIT Multi-Manager Small Cap Value Fund, Class Y	1,987,880	1,410,716	791,667	27,504	261,318	3,420,297
NVIT Multi-Manager Small Company Fund, Class Y	781,343	526,847	280,136	3,373	93,883	1,368,119
NVIT Core Bond Fund, Class Y	950,328	1,096,153	263,274	42,769	18,798	1,710,148
NVIT Core Plus Bond Fund, Class Y	948,949	1,097,997	261,960	30,671	30,710	1,710,149

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

21

Notes to Financial Statements (Continued)

December 31, 2013

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $31,619,416 and sales of $12,876,386 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$705,715	$1,300,143	$2,005,858	$—	$2,005,858

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$373,708	$1,466,094	$1,839,802	$—	$1,839,802

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$615,948	$3,703,360	$4,319,308	$—	$10,239,120	$14,558,428

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

22

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$58,166,820	$10,343,200	$(104,080)	$10,239,120

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Cardinal Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

24

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 34.69%.

The Fund designates $1,300,143, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $314,332 or $0.0513 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $29,903 or $0.0034 per outstanding share.

25

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals)
				from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

30

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

31

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

32

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

33

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

34

Glossary (con’t)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2013

NVIT CardinalSM Balanced Fund

AR-CD-BAL 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT CardinalSM Balanced Fund

For the annual period ended December 31, 2013, the NVIT CardinalSM Balanced Fund (Class II) returned 14.66% versus 13.31% for its composite benchmark, a blend of 35% Russell 3000® Index, 15% MSCI EAFE® Index and 50% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 232 funds as of December 31, 2013) was 14.14% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. Generally, domestic growth beat out domestic value stocks across the capitalization structure; however, international growth stocks were narrowly beaten out by international value stocks by 40 basis points (represented by the MSCI EAFE® Growth Index and the MSCI EAFE® Value Index, respectively. During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT Multi-Manager Large Cap Value and the NVIT Multi-Manager Large Cap Growth Funds along with the NVIT Multi-Manager Mid Cap Value Fund, combined with their allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

The Fund’s investments in the NVIT Core Bond and the NVIT Core Plus Bond Funds posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than

5

Fund Commentary (con’t.)	NVIT CardinalSM Balanced Fund

a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT Short Term Bond Fund Class Y	22%
NVIT Core Bond Fund Class Y	14%
NVIT Core Plus Bond Fund Class Y	14%
NVIT Multi-Manager Large Cap Value Fund Class Y	14%
NVIT Multi-Manager Large Cap Growth Fund Class Y	11%
NVIT Multi-Manager International Value Fund Class Y	7%
NVIT Multi-Manager International Growth Fund Class Y	6%
NVIT Multi-Manager Mid Cap Value Fund Class Y	5%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	3%
NVIT Multi-Manager Small Cap Value Fund Class Y	2%
NVIT Multi-Manager Small Cap Growth Fund Class Y	1%
NVIT Multi-Manager Small Company Fund Class Y	1%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT CardinalSM Balanced Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT CardinalSM Balanced Fund

Objective

The Fund seeks a high level of total return through investment in both equity and fixed-income securities.

Highlights

•	The NVIT CardinalSM Balanced Fund (Class II) returned 14.66%, outperforming the composite benchmark by 1.35% and the Lipper peer group by 0.52%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 50% of its allocations and contributed nearly 100% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Equity Funds	51.7%
Fixed Income Funds	48.3%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Short Term Bond Fund, Class Y	21.4%
NVIT Multi-Manager Large Cap Value Fund, Class Y	14.3%
NVIT Core Plus Bond Fund, Class Y	13.4%
NVIT Core Bond Fund, Class Y	13.4%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	11.4%
NVIT Multi-Manager International Value Fund, Class Y	7.1%
NVIT Multi-Manager International Growth Fund, Class Y	6.1%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.2%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.2%
NVIT Multi-Manager Small Cap Value Fund, Class Y	2.2%
Other Holdings	2.3%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT CardinalSM Balanced Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	14.72%	10.78%	5.79%
Class II	14.66%	10.69%	5.69%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.89%	0.89%
Class II	1.14%	0.98%

*	Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT CardinalSM Balanced Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Balanced Fund since inception through 12/31/13 versus performance of the Composite Index*, the Russell 3000® Index, the Barclays U.S. Aggregate Bond Index, the MSCI EAFE® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 35% Russell 3000® Index, 50% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE® Index.

9

Shareholder Expense Example	NVIT CardinalSM Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Balanced Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class I Shares	Actual	[b]	1,000.00	1,094.50	1.53	0.29
	Hypothetical	[b,c]	1,000.00	1,023.74	1.48	0.29
Class II Shares	Actual	[b]	1,000.00	1,093.80	2.01	0.38
	Hypothetical	[b,c]	1,000.00	1,023.29	1.94	0.38

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 51.7%
NVIT Multi-Manager International
Growth Fund, Class Y (a)	10,701,958	$129,279,656
NVIT Multi-Manager International
Value Fund, Class Y (a)	12,989,441	150,677,513
NVIT Multi-Manager Large Cap
Growth Fund, Class Y (a)	18,394,155	242,251,025
NVIT Multi-Manager Large Cap
Value Fund, Class Y (a)	25,650,983	306,272,736
NVIT Multi-Manager Mid Cap
Growth Fund, Class Y *(a)	4,954,824	68,525,217
NVIT Multi-Manager Mid Cap
Value Fund, Class Y (a)	8,367,910	110,874,808
NVIT Multi-Manager Small Cap
Growth Fund, Class Y *(a)	1,061,129	25,509,541
NVIT Multi-Manager Small Cap
Value Fund, Class Y (a)	2,841,342	46,768,492
NVIT Multi-Manager Small
Company Fund, Class Y (a)	875,426	24,144,254

Total Equity Funds (cost $811,155,779)		1,104,303,242

Fixed Income Funds 48.3%
NVIT Core Bond Fund, Class Y (a)	26,778,517	286,262,348
NVIT Core Plus Bond Fund, Class Y (a)	25,628,813	286,273,845
NVIT Short Term Bond Fund, Class Y (a)	43,752,880	457,217,593

Total Fixed Income Funds (cost $1,038,582,028)		1,029,753,786

Total Mutual Funds (cost $1,849,737,807)		2,134,057,028

Total Investments (cost $1,849,737,807) (b) — 100.0%		2,134,057,028

Liabilities in excess of other assets — 0.0%†		(652,609)

NET ASSETS — 100.0%		$2,133,404,419

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT CardinalSM Balanced Fund
Assets:
Investments in affiliates, at value (cost $1,849,737,807)	$2,134,057,028
Receivable for investments sold	3,923,811
Receivable for capital shares issued	89,043
Prepaid expenses	4,123

Total Assets	2,138,074,005

Liabilities:
Payable for capital shares redeemed	4,012,854
Accrued expenses and other payables:
Investment advisory fees	350,528
Fund administration fees	43,477
Distribution fees	147,421
Administrative servicing fees	83,187
Accounting and transfer agent fees	160
Trustee fees	2,030
Custodian fees	12,432
Compliance program costs (Note 3)	73
Professional fees	6,639
Printing fees	10,417
Other	368

Total Liabilities	4,669,586

Net Assets	$2,133,404,419

Represented by:
Capital	$1,774,232,625
Accumulated undistributed net investment income	19,695,134
Accumulated net realized gains from affiliated investments	55,157,439
Net unrealized appreciation/(depreciation) from investments in affiliates	284,319,221

Net Assets	$2,133,404,419

Net Assets:
Class I Shares	$172,153,686
Class II Shares	1,961,250,733

Total	$2,133,404,419

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	14,424,410
Class II Shares	164,622,379

Total	179,046,789

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.93
Class II Shares	$11.91

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT CardinalSM Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$33,187,533

Total Income	33,187,533

EXPENSES:
Investment advisory fees	3,808,974
Fund administration fees	459,088
Distribution fees Class II Shares	4,401,224
Administrative servicing fees Class I Shares	80,482
Administrative servicing fees Class II Shares	880,270
Professional fees	77,407
Printing fees	21,450
Trustee fees	63,992
Custodian fees	72,674
Accounting and transfer agent fees	244
Compliance program costs (Note 3)	6,603
Other	34,007

Total expenses before earnings credit and fees waived	9,906,415

Earnings credit (Note 5)	(1)
Distribution fees waived — Class II (Note 3)	(2,816,814)

Net Expenses	7,089,600

NET INVESTMENT INCOME	26,097,933

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	48,112,539
Net realized gains from investment transactions with affiliates	27,469,548

Net realized gains from affiliated investments	75,582,087

Net change in unrealized appreciation/(depreciation) from investments in affiliates	161,574,413

Net realized/unrealized gains from affiliated investments	237,156,500

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$263,254,433

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT CardinalSM Balanced Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$26,097,933	$20,665,193
Net realized gains from affiliated investments	75,582,087	49,069,343
Net change in unrealized appreciation/(depreciation) from investments in affiliates	161,574,413	93,823,789

Change in net assets resulting from operations	263,254,433	163,558,325

Distributions to Shareholders From:
Net investment income:
Class I	(2,796,910)	(2,294,314)
Class II	(30,270,035)	(22,694,612)
Net realized gains:
Class I	(3,443,536)	(1,792,872)
Class II	(38,723,228)	(18,374,637)

Change in net assets from shareholder distributions	(75,233,709)	(45,156,435)

Change in net assets from capital transactions	219,128,747	201,181,477

Change in net assets	407,149,471	319,583,367

Net Assets:
Beginning of year	1,726,254,948	1,406,671,581

End of year	$2,133,404,419	$1,726,254,948

Accumulated undistributed net investment income at end of year	$19,695,134	$6,960,208

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,205,384	$3,234,564
Dividends reinvested	6,240,446	4,087,186
Cost of shares redeemed	(4,077,111)	(3,477,539)

Total Class I Shares	5,368,719	3,844,211

Class II Shares
Proceeds from shares issued	176,667,296	185,857,998
Dividends reinvested	68,993,263	41,069,249
Cost of shares redeemed	(31,900,531)	(29,589,981)

Total Class II Shares	213,760,028	197,337,266

Change in net assets from capital transactions	$219,128,747	$201,181,477

SHARE TRANSACTIONS:
Class I Shares
Issued	278,465	305,562
Reinvested	534,056	379,217
Redeemed	(355,952)	(328,363)

Total Class I Shares	456,569	356,416

Class II Shares
Issued	15,348,911	17,599,606
Reinvested	5,919,429	3,819,739
Redeemed	(2,772,392)	(2,779,832)

Total Class II Shares	18,495,948	18,639,513

Total change in shares	18,952,517	18,995,929

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Balanced Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$10.80	0.16	1.42	1.58	(0.20)	(0.25)	(0.45)	$11.93	14.72%	$172,153,686	0.29%	1.38%	0.29%	6.39%
Year Ended December 31, 2012 (c)	$9.98	0.14	0.98	1.12	(0.17)	(0.13)	(0.30)	$10.80	11.24%	$150,830,174	0.29%	1.32%	0.29%	8.90%
Year Ended December 31, 2011 (c)	$10.44	0.14	(0.27)	(0.13)	(0.27)	(0.06)	(0.33)	$9.98	(1.26)%	$135,872,430	0.29%	1.38%	0.29%	7.65%
Year Ended December 31, 2010 (c)	$9.55	0.41	0.58	0.99	(0.10)	–	(0.10)	$10.44	10.46%	$137,723,174	0.29%	4.00%	0.29%	3.87%
Year Ended December 31, 2009 (c)	$8.12	0.15	1.45	1.60	(0.17)	–	(0.17)	$9.55	19.88%	$2,353,767	0.30%	1.72%	0.30%	8.76%

Class II Shares
Year Ended December 31, 2013 (c)	$10.78	0.16	1.41	1.57	(0.19)	(0.25)	(0.44)	$11.91	14.66%	$1,961,250,733	0.38%	1.35%	0.54%	6.39%
Year Ended December 31, 2012 (c)	$9.97	0.14	0.96	1.10	(0.16)	(0.13)	(0.29)	$10.78	11.06%	$1,575,424,774	0.38%	1.30%	0.54%	8.90%
Year Ended December 31, 2011 (c)	$10.42	0.14	(0.27)	(0.13)	(0.26)	(0.06)	(0.32)	$9.97	(1.35)%	$1,270,799,151	0.38%	1.38%	0.54%	7.65%
Year Ended December 31, 2010 (c)	$9.54	0.14	0.83	0.97	(0.09)	–	(0.09)	$10.42	10.41%	$933,309,153	0.38%	1.38%	0.54%	3.87%
Year Ended December 31, 2009 (c)	$8.11	0.15	1.45	1.60	(0.17)	–	(0.17)	$9.54	19.82%	$424,990,355	0.38%	1.75%	0.54%	8.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service

17

Notes to Financial Statements (Continued)

December 31, 2013

providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$19,703,938	$(19,703,938)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

18

Notes to Financial Statements (Continued)

December 31, 2013

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

19

Notes to Financial Statements (Continued)

December 31, 2013

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $459,088 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $6,603.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the year ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $2,816,814.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

20

Notes to Financial Statements (Continued)

December 31, 2013

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $960,752 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$105,934,306	$3,853,708	$1,762,850	$1,661,527	$752,081	$129,279,656
NVIT Multi-Manager International Value Fund, Class Y	126,736,750	7,805,937	7,695,312	3,340,771	2,731,067	150,677,513
NVIT Multi-Manager Large Cap Growth Fund, Class Y	190,029,221	19,648,963	15,243,801	1,989,618	21,265,338	242,251,025
NVIT Multi-Manager Large Cap Value Fund, Class Y	245,107,251	20,797,232	25,132,039	4,268,886	23,309,889	306,272,736
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	52,761,215	5,088,792	4,683,231	—	5,826,416	68,525,217
NVIT Multi-Manager Mid Cap Value Fund, Class Y	87,549,009	7,066,331	7,958,437	1,457,881	8,077,963	110,874,808
NVIT Multi-Manager Small Cap Growth Fund, Class Y	17,060,806	4,116,698	2,666,574	—	2,799,075	25,509,541
NVIT Multi-Manager Small Cap Value Fund, Class Y	35,570,797	826,203	2,998,070	404,435	1,226,531	46,768,492
NVIT Multi-Manager Small Company Fund, Class Y	17,482,161	275,152	629,514	64,268	357,867	24,144,254
NVIT Core Bond Fund, Class Y	238,163,670	64,264,345	777,465	7,936,134	2,984,053	286,262,348
NVIT Core Plus Bond Fund, Class Y	237,822,274	64,923,250	777,465	5,697,909	5,826,677	286,273,845
NVIT Short Term Bond Fund, Class Y	321,881,600	141,627,289	1,055,134	6,366,104	425,130	457,217,593
NVIT Money Market Fund, Class Y	50,709,017	632,652	51,341,669	—	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

21

Notes to Financial Statements (Continued)

December 31, 2013

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $340,926,552 and sales of $122,721,561 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$33,066,945	$42,166,764	$75,233,709	$—	$75,233,709

Amount designated as “—” is zero or has been rounded to zero.

22

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$24,988,926	$20,167,509	$45,156,435	$—	$45,156,435

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$19,695,134	$55,882,461	$75,577,595	$—	$283,594,199	$359,171,794

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,850,462,829	$299,783,269	$(16,189,070)	$283,594,199

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Balanced Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

24

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 18.10%.

The Fund designates $42,166,764, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $4,889,927 or $0.0273 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $321,917 or $0.0018 per outstanding share.

25

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc.
				(specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

29

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

30

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

31

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

32

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

33

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

34

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2013

NVIT CardinalSM Capital Appreciation Fund

AR-CD-CAP 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben

Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT CardinalSM Capital Appreciation Fund

For the annual period ended December 31, 2013, the NVIT CardinalSM Capital Appreciation Fund (Class II) returned 21.25% versus 20.02% for its composite benchmark, a blend of 50% Russell 3000® Index, 20% MSCI EAFE® Index and 30% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 290 funds as of December 31, 2013) was 19.15% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. Generally, domestic growth beat out domestic value stocks across the capitalization structure; however, international growth stocks were narrowly beaten out by international value stocks by 40 basis points (represented by the MSCI EAFE® Growth Index and the MSCI EAFE® Value Index, respectively). During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT Multi-Manager Large Cap Value and the NVIT Multi-Manager Large Cap Growth Funds along with the NVIT Multi-Manager Mid Cap Value Fund, combined with their relatively significant allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

The Fund’s investments in the NVIT Core Bond and the NVIT Core Plus Bond Funds posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

5

Fund Commentary (con’t.)	NVIT CardinalSM Capital Appreciation Fund

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT Multi-Manager Large Cap Value Fund Class Y	18%
NVIT Multi-Manager Large Cap Growth Fund Class Y	15%
NVIT Multi-Manager International Value Fund Class Y	11%
NVIT Core Bond Fund Class Y	10%
NVIT Core Plus Bond Fund Class Y	10%
NVIT Short Term Bond Fund Class Y	10%
NVIT Multi-Manager International Growth Fund Class Y	9%
NVIT Multi-Manager Mid Cap Value Fund Class Y	7%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	4%
NVIT Multi-Manager Small Cap Value Fund Class Y	3%
NVIT Multi-Manager Small Cap Growth Fund Class Y	2%
NVIT Multi-Manager Small Company Fund Class Y	1%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT CardinalSM Capital Appreciation Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT CardinalSM Capital Appreciation Fund

Objective

The Fund seeks maximum growth of capital consistent with a more-aggressive level of risk as compared to other CardinalSM Funds.

Highlights

•	The NVIT CardinalSM Capital Appreciation Fund (Class II) returned 21.25%, outperforming the composite benchmark by 1.23% and the Lipper peer group by 2.10%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 70% of its allocations and contributed nearly 100% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Equity Funds	72.8%
Fixed Income Funds	27.2%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	18.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.5%
NVIT Multi-Manager International Value Fund, Class Y	11.1%
NVIT Multi-Manager International Growth Fund, Class Y	9.1%
NVIT Short Term Bond Fund, Class Y	9.1%
NVIT Core Plus Bond Fund, Class Y	9.1%
NVIT Core Bond Fund, Class Y	9.1%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.4%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.4%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.3%
Other Holdings	3.4%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT CardinalSM Capital Appreciation Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	21.44%	13.28%	6.29%
Class II	21.25%	13.17%	6.19%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.96%	0.96%
Class II	1.21%	1.05%

*	Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT CardinalSM Capital Appreciation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Capital Appreciation Fund since inception through 12/31/13 versus performance of the Composite Index*, the Russell 3000® Index , the MSCI EAFE® Index, the Barclays U.S. Aggregate Bond Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmark can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 50% Russell 3000® Index, 20% MSCI EAFE® Index and 30% Barclays U.S. Aggregate Bond Index.

9

Shareholder Expense Example	NVIT CardinalSM Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013). and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Capital Appreciation Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class I Shares	Actual	[b]	1,000.00	1,131.60	1.50	0.28
	Hypothetical	[b,c]	1,000.00	1,023.79	1.43	0.28
Class II Shares	Actual	[b]	1,000.00	1,130.80	1.99	0.37
	Hypothetical	[b,c]	1,000.00	1,023.34	1.89	0.37

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 72.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	22,380,842	$270,360,570
NVIT Multi-Manager International Value Fund, Class Y (a)	28,389,020	329,312,637
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	34,921,631	459,917,876
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	45,905,579	548,112,607
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	9,373,539	129,636,044
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	16,471,109	218,242,195
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	2,887,664	69,419,448
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	5,994,336	98,666,764
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,231,249	33,957,838

Total Equity Funds (cost $1,605,657,351)		2,157,625,979

Fixed Income Funds 27.2%
NVIT Core Bond Fund, Class Y (a)	25,187,970	269,259,399
NVIT Core Plus Bond Fund, Class Y (a)	24,105,586	269,259,399
NVIT Short Term Bond Fund, Class Y (a)	25,781,927	269,421,141

Total Fixed Income Funds (cost $816,885,442)		807,939,939

Total Mutual Funds (cost $2,422,542,793)		2,965,565,918

Total Investments (cost $2,422,542,793) (b) — 100.0%		2,965,565,918
Liabilities in excess of other assets — 0.0%†		(902,782)

NET ASSETS — 100.0%		$2,964,663,136

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT CardinalSM Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $2,422,542,793)	$2,965,565,918
Receivable for capital shares issued	160,466
Prepaid expenses	5,855

Total Assets	2,965,732,239

Liabilities:
Payable for investments purchased	159,278
Payable for capital shares redeemed	1,188
Accrued expenses and other payables:
Investment advisory fees	474,497
Fund administration fees	58,836
Distribution fees	220,917
Administrative servicing fees	115,840
Accounting and transfer agent fees	212
Trustee fees	2,849
Custodian fees	17,255
Compliance program costs (Note 3)	64
Professional fees	7,473
Printing fees	10,188
Other	506

Total Liabilities	1,069,103

Net Assets	$2,964,663,136

Represented by:
Capital	$2,296,222,312
Accumulated undistributed net investment income	30,369,374
Accumulated net realized gains from affiliated investments	95,048,325
Net unrealized appreciation/(depreciation) from investments in affiliates	543,023,125

Net Assets	$2,964,663,136

Net Assets:
Class I Shares	$19,611,753
Class II Shares	2,945,051,383

Total	$2,964,663,136

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,604,001
Class II Shares	240,975,093

Total	242,579,094

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.23
Class II Shares	$12.22

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT CardinalSM Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$42,566,181

Total Income	42,566,181

EXPENSES:
Investment advisory fees	5,266,052
Fund administration fees	628,377
Distribution fees Class II Shares	6,710,179
Administrative servicing fees Class I Shares	8,643
Administrative servicing fees Class II Shares	1,342,075
Professional fees	103,459
Printing fees	22,693
Trustee fees	89,864
Custodian fees	101,887
Accounting and transfer agent fees	326
Compliance program costs (Note 3)	9,198
Other	47,254

Total expenses before earnings credit and fees waived	14,330,007

Earnings credit (Note 5)	(1)
Distribution fees waived — Class II (Note 3)	(4,294,561)

Net Expenses	10,035,445

NET INVESTMENT INCOME	32,530,736

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	82,348,831
Net realized gains from investment transactions with affiliates	44,618,775

Net realized gains from affiliated investments	126,967,606

Net change in unrealized appreciation/(depreciation) from investments in affiliates	361,290,011

Net realized/unrealized gains from affiliated investments	488,257,617

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$520,788,353

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT CardinalSM Capital Appreciation Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$32,530,736	$23,764,526
Net realized gains from affiliated investments	126,967,606	87,063,747
Net change in unrealized appreciation/(depreciation) from investments in affiliates	361,290,011	175,041,206

Change in net assets resulting from operations	520,788,353	285,869,479

Distributions to Shareholders From:
Net investment income:
Class I	(296,356)	(208,373)
Class II	(42,663,226)	(31,282,530)
Net realized gains:
Class I	(492,994)	(207,851)
Class II	(76,428,389)	(33,407,282)

Change in net assets from shareholder distributions	(119,880,965)	(65,106,036)

Change in net assets from capital transactions	121,601,220	206,979,731

Change in net assets	522,508,608	427,743,174

Net Assets:
Beginning of year	2,442,154,528	2,014,411,354

End of year	$2,964,663,136	$2,442,154,528

Accumulated undistributed net investment income at end of year	$30,369,374	$10,417,497

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,001,790	$3,397,971
Dividends reinvested	789,350	416,224
Cost of shares redeemed	(3,970,066)	(2,886,294)

Total Class I Shares	1,821,074	927,901

Class II Shares
Proceeds from shares issued	70,548,145	203,643,665
Dividends reinvested	119,091,615	64,689,812
Cost of shares redeemed	(69,859,614)	(62,281,647)

Total Class II Shares	119,780,146	206,051,830

Change in net assets from capital transactions	$121,601,220	$206,979,731

SHARE TRANSACTIONS:
Class I Shares
Issued	437,270	332,438
Reinvested	66,868	39,770
Redeemed	(346,782)	(281,616)

Total Class I Shares	157,356	90,592

Class II Shares
Issued	6,172,917	20,190,196
Reinvested	10,102,134	6,186,236
Redeemed	(6,065,136)	(6,079,890)

Total Class II Shares	10,209,915	20,296,542

Total change in shares	10,367,271	20,387,134

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Capital Appreciation Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$10.52	0.15	2.08	2.23	(0.19)	(0.33)	(0.52)	$12.23	21.44%	$19,611,753	0.28%	1.32%	0.28%	4.99%
Year Ended December 31, 2012 (c)	$9.51	0.11	1.20	1.31	(0.15)	(0.15)	(0.30)	$10.52	13.74%	$15,219,125	0.29%	1.11%	0.29%	9.20%
Year Ended December 31, 2011 (c)	$10.14	0.12	(0.45)	(0.33)	(0.24)	(0.06)	(0.30)	$9.51	(3.37)%	$12,899,136	0.29%	1.22%	0.29%	10.20%
Year Ended December 31, 2010 (c)	$9.09	0.12	1.00	1.12	(0.07)	–	(0.07)	$10.14	12.46%	$9,175,067	0.29%	1.28%	0.29%	3.48%
Year Ended December 31, 2009 (c)	$7.43	0.13	1.66	1.79	(0.13)	–	(0.13)	$9.09	24.25%	$4,277,333	0.30%	1.59%	0.30%	9.53%

Class II Shares
Year Ended December 31, 2013 (c)	$10.52	0.14	2.07	2.21	(0.18)	(0.33)	(0.51)	$12.22	21.25%	$2,945,051,383	0.37%	1.20%	0.53%	4.99%
Year Ended December 31, 2012 (c)	$9.51	0.11	1.19	1.30	(0.14)	(0.15)	(0.29)	$10.52	13.64%	$2,426,935,403	0.38%	1.03%	0.54%	9.20%
Year Ended December 31, 2011 (c)	$10.14	0.12	(0.46)	(0.34)	(0.23)	(0.06)	(0.29)	$9.51	(3.45)%	$2,001,512,218	0.38%	1.20%	0.54%	10.20%
Year Ended December 31, 2010 (c)	$9.09	0.11	1.01	1.12	(0.07)	–	(0.07)	$10.14	12.39%	$1,310,902,638	0.38%	1.22%	0.54%	3.48%
Year Ended December 31, 2009 (c)	$7.43	0.13	1.65	1.78	(0.12)	–	(0.12)	$9.09	24.16%	$544,708,502	0.38%	1.55%	0.54%	9.53%

Amounts designated as “ – ” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service

17

Notes to Financial Statements (Continued)

December 31, 2013

providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$30,380,723	$(30,380,723)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

18

Notes to Financial Statements (Continued)

December 31, 2013

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

19

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $628,377 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $9,198.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the year ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $4,294,561.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $1,350,718 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

20

Notes to Financial Statements (Continued)

December 31, 2013

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$223,154,486	$5,298,448	$2,502,663	$3,474,726	$936,628	$270,360,570
NVIT Multi-Manager International Value Fund, Class Y	279,700,638	11,389,048	13,642,387	7,262,261	3,390,407	329,312,637
NVIT Multi-Manager Large Cap Growth Fund, Class Y	363,881,807	35,862,412	31,177,615	3,742,468	40,709,731	459,917,876
NVIT Multi-Manager Large Cap Value Fund, Class Y	442,530,879	35,472,492	47,780,779	7,606,111	39,149,808	548,112,607
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	98,796,566	9,167,031	7,179,025	—	10,415,096	129,636,044
NVIT Multi-Manager Mid Cap Value Fund, Class Y	172,123,937	13,255,399	14,771,696	2,869,887	13,391,994	218,242,195
NVIT Multi-Manager Small Cap Growth Fund, Class Y	47,898,402	10,942,441	8,424,496	—	7,383,211	69,419,448
NVIT Multi-Manager Small Cap Value Fund, Class Y	74,923,772	1,461,138	5,907,602	853,231	2,542,883	98,666,764
NVIT Multi-Manager Small Company Fund, Class Y	24,547,178	293,026	748,042	90,391	370,023	33,957,838
NVIT Core Bond Fund, Class Y	238,913,536	46,105,886	837,232	7,493,111	2,851,287	269,259,399
NVIT Core Plus Bond Fund, Class Y	238,562,888	46,825,391	837,232	5,384,509	5,577,875	269,259,399
NVIT Short Term Bond Fund, Class Y	237,911,323	35,285,009	837,232	3,789,486	248,663	269,421,141

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

21

Notes to Financial Statements (Continued)

December 31, 2013

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $251,357,721 and sales of $134,646,001 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$42,959,582	$76,921,383	$119,880,965	$—	$119,880,965

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$31,490,903	$33,615,133	$65,106,036	$—	$65,106,036

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$30,369,374	$96,589,755	$126,959,129	$—	$541,481,695	$668,440,824

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

22

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,424,084,223	$554,485,783	$(13,004,088)	$541,481,695

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Capital Appreciation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

24

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 24.86%.

The Fund designates $76,921,383, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $10,493,574 or $0.0433 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $685,619 or $0.0028 per outstanding share.

25

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

29

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

30

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

31

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

32

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

33

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

34

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2013

NVIT CardinalSM Conservative Fund

AR-CD-CON 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT CardinalSM Conservative Fund

For the annual period ended December 31, 2013, the NVIT CardinalSM Conservative Fund (Class II) returned 4.93% versus 4.01% for its composite benchmark, a blend of 15% Russell 3000® Index, 5% MSCI EAFE® Index and 80% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Conservative Funds (consisting of 128 funds as of December 31, 2013) was 7.56% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. Generally, domestic growth beat out domestic value stocks across the capitalization structure; however, international growth stocks were narrowly beaten out by international value stocks by 40 basis points (represented by the MSCI EAFE® Growth Index and the MSCI EAFE® Value Index, respectively). During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT Multi-Manager Large Cap Value and the NVIT Multi-Manager Large Cap Growth Funds along with the NVIT Multi-Manager Mid Cap Value Fund, combined with their allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

Only the Fund’s investments in the NVIT Core Bond and the NVIT Core Plus Bond Funds posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

5

Fund Commentary (con’t.)	NVIT CardinalSM Conservative Fund

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT Short Term Bond Fund Class Y	38%
NVIT Core Bond Fund Class Y	20%
NVIT Core Plus Bond Fund Class Y	20%
NVIT Multi-Manager Large Cap Value Fund Class Y	7%
NVIT Multi-Manager Large Cap Growth Fund Class Y	5%
NVIT Multi-Manager International Value Fund Class Y	3%
NVIT Multi-Manager Mid Cap Value Fund Class Y	2%
NVIT Multi-Manager International Growth Fund Class Y	2%
NVIT Money Market Fund Class Y	2%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	1%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT CardinalSM Conservative Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT CardinalSM Conservative Fund

Objective

The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other CardinalSM Funds.

Highlights

•	The NVIT CardinalSM Conservative Fund (Class II) returned 4.93%, outperforming the composite benchmark by 0.92% and underperforming the Lipper peer group by 2.63%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 20% of its allocations and contributed nearly 100% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Fixed Income Funds	78.0%
Equity Funds	20.0%
Money Market Fund	2.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Short Term Bond Fund, Class Y	38.0%
NVIT Core Bond Fund, Class Y	20.0%
NVIT Core Plus Bond Fund, Class Y	20.0%
NVIT Multi-Manager Large Cap Value Fund, Class Y	7.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager International Value Fund, Class Y	3.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.0%
NVIT Multi-Manager International Growth Fund, Class Y	2.0%
NVIT Money Market Fund, Class Y	2.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1.0%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT CardinalSM Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	5.03%	6.77%	4.50%
Class II	4.93%	6.67%	4.43%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.79%	0.79%
Class II	1.04%	0.88%

*	Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT CardinalSM Conservative Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Conservative Fund since inception through 12/31/13 versus performance of the Composite Index*, the Russell 3000® Index, the MSCI EAFE® Index, the Barclays U.S. Aggregate Bond Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 15% Russell 3000® Index, 5% MSCI EAFE® Index and 80% Barclays U.S. Aggregate Bond Index.

9

Shareholder Expense Example	NVIT CardinalSM Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Conservative Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class I Shares	Actual	[b]	1,000.00	1,041.50	1.49	0.29
	Hypothetical	[b,c]	1,000.00	1,023.74	1.48	0.29
Class II Shares	Actual	[b]	1,000.00	1,041.50	1.96	0.38
	Hypothetical	[b,c]	1,000.00	1,023.29	1.94	0.38

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT CardinalSM Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 20.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,258,354	$15,200,914
NVIT Multi-Manager International Value Fund, Class Y (a)	1,964,768	22,791,312
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	2,883,228	37,972,110
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	4,451,667	53,152,908
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	550,290	7,610,515
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,147,239	15,200,914

Total Equity Funds (cost $117,708,941)		151,928,673

Fixed Income Funds 78.0%
NVIT Core Bond Fund, Class Y (a)	14,195,512	151,750,021
NVIT Core Plus Bond Fund, Class Y (a)	13,584,952	151,743,915
NVIT Short Term Bond Fund, Class Y (a)	27,603,376	288,455,277

Total Fixed Income Funds (cost $602,919,699)		591,949,213

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	15,162,011	15,162,011

Total Money Market Fund (cost $15,162,011)		15,162,011

Total Mutual Funds (cost $735,790,651)		759,039,897

Total Investments (cost $735,790,651) (c) — 100.0%		759,039,897

Liabilities in excess of other assets — 0.0%†		(251,662)

NET ASSETS — 100.0%		$758,788,235

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT CardinalSM Conservative Fund
Assets:
Investments in affiliates, at value (cost $735,790,651)	$759,039,897
Cash	2,480
Receivable for investments sold	666,451
Receivable for capital shares issued	119
Prepaid expenses	1,752

Total Assets	759,710,699

Liabilities:
Payable for capital shares redeemed	666,570
Accrued expenses and other payables:
Investment advisory fees	129,180
Fund administration fees	18,135
Distribution fees	57,293
Administrative servicing fees	30,084
Accounting and transfer agent fees	79
Trustee fees	830
Custodian fees	4,800
Compliance program costs (Note 3)	9
Professional fees	5,095
Printing fees	10,389

Total Liabilities	922,464

Net Assets	$758,788,235

Represented by:
Capital	$706,624,332
Accumulated undistributed net investment income	6,115,598
Accumulated net realized gains from affiliated investments	22,799,059
Net unrealized appreciation/(depreciation) from investments in affiliates	23,249,246

Net Assets	$758,788,235

Net Assets:
Class I Shares	$9,153,980
Class II Shares	749,634,255

Total	$758,788,235

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	842,885
Class II Shares	69,054,168

Total	69,897,053

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.86
Class II Shares	$10.86

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT CardinalSM Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$13,463,536

Total Income	13,463,536

EXPENSES:
Investment advisory fees	1,546,475
Fund administration fees	209,829
Distribution fees Class II Shares	1,910,214
Administrative servicing fees Class I Shares	4,576
Administrative servicing fees Class II Shares	382,066
Professional fees	38,760
Printing fees	17,579
Trustee fees	25,947
Custodian fees	29,467
Accounting and transfer agent fees	113
Compliance program costs (Note 3)	2,442
Other	13,840

Total expenses before earnings credit and fees waived	4,181,308

Earnings credit (Note 5)	(40)
Distribution fees waived — Class II (Note 3)	(1,222,589)

Net Expenses	2,958,679

NET INVESTMENT INCOME	10,504,857

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	11,547,809
Net realized gains from investment transactions with affiliates	17,536,658

Net realized gains from affiliated investments	29,084,467

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(2,611,411)

Net realized/unrealized gains from affiliated investments	26,473,056

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$36,977,913

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT CardinalSM Conservative Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$10,504,857	$12,215,124
Net realized gains from affiliated investments	29,084,467	14,657,762
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(2,611,411)	21,745,295

Change in net assets resulting from operations	36,977,913	48,618,181

Distributions to Shareholders From:
Net investment income:
Class I	(173,210)	(160,495)
Class II	(13,193,517)	(13,018,370)
Net realized gains:
Class I	(137,966)	(120,444)
Class II	(11,833,220)	(9,928,181)

Change in net assets from shareholder distributions	(25,337,913)	(23,227,490)

Change in net assets from capital transactions	(39,362,752)	158,220,214

Change in net assets	(27,722,752)	183,610,905

Net Assets:
Beginning of year	786,510,987	602,900,082

End of year	$758,788,235	$786,510,987

Accumulated undistributed net investment income at end of year	$6,115,598	$2,860,218

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,315,686	$5,080,122
Dividends reinvested	311,176	280,939
Cost of shares redeemed	(2,843,033)	(1,647,603)

Total Class I Shares	(216,171)	3,713,458

Class II Shares
Proceeds from shares issued	74,739,845	208,804,098
Dividends reinvested	25,026,737	22,946,551
Cost of shares redeemed	(138,913,163)	(77,243,893)

Total Class II Shares	(39,146,581)	154,506,756

Change in net assets from capital transactions	$(39,362,752)	$158,220,214

SHARE TRANSACTIONS:
Class I Shares
Issued	212,484	480,821
Reinvested	28,735	26,246
Redeemed	(260,962)	(153,876)

Total Class I Shares	(19,743)	353,191

Class II Shares
Issued	6,864,788	19,611,909
Reinvested	2,313,376	2,145,698
Redeemed	(12,789,219)	(7,289,331)

Total Class II Shares	(3,611,055)	14,468,276

Total change in shares	(3,630,798)	14,821,467

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$10.70	0.17	0.36	0.53	(0.20)	(0.17)	(0.37)	$10.86	5.03%	$9,153,980	0.29%	1.52%	0.29%	15.67%
Year Ended December 31, 2012 (c)	$10.27	0.20	0.57	0.77	(0.19)	(0.15)	(0.34)	$10.70	7.58%	$9,230,819	0.30%	1.86%	0.30%	16.29%
Year Ended December 31, 2011 (c)	$10.45	0.20	(0.05)	0.15	(0.28)	(0.05)	(0.33)	$10.27	1.50%	$5,232,810	0.30%	1.95%	0.30%	12.75%
Year Ended December 31, 2010 (c)	$10.06	0.18	0.50	0.68	(0.13)	(0.16)	(0.29)	$10.45	6.87%	$2,764,606	0.30%	1.72%	0.30%	11.55%
Year Ended December 31, 2009 (c)	$9.12	0.20	1.00	1.20	(0.24)	(0.02)	(0.26)	$10.06	13.22%	$1,379,456	0.31%	2.04%	0.31%	23.61%

Class II Shares
Year Ended December 31, 2013 (c)	$10.70	0.15	0.37	0.52	(0.19)	(0.17)	(0.36)	$10.86	4.93%	$749,634,255	0.38%	1.36%	0.54%	15.67%
Year Ended December 31, 2012 (c)	$10.27	0.19	0.57	0.76	(0.18)	(0.15)	(0.33)	$10.70	7.50%	$777,280,168	0.39%	1.79%	0.55%	16.29%
Year Ended December 31, 2011 (c)	$10.45	0.18	(0.04)	0.14	(0.27)	(0.05)	(0.32)	$10.27	1.41%	$597,667,272	0.39%	1.75%	0.55%	12.75%
Year Ended December 31, 2010 (c)	$10.06	0.17	0.51	0.68	(0.13)	(0.16)	(0.29)	$10.45	6.80%	$392,513,364	0.39%	1.61%	0.55%	11.55%
Year Ended December 31, 2009 (c)	$9.13	0.22	0.96	1.18	(0.23)	(0.02)	(0.25)	$10.06	13.02%	$201,495,521	0.39%	2.28%	0.55%	23.61%

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service

17

Notes to Financial Statements (Continued)

December 31, 2013

providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Affiliated Investments
$—	$6,117,250	$(6,117,250)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

18

Notes to Financial Statements (Continued)

December 31, 2013

understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

19

Notes to Financial Statements (Continued)

December 31, 2013

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $209,829 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $2,442.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the year ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $1,222,589.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

20

Notes to Financial Statements (Continued)

December 31, 2013

For the year ended December 31, 2013, NFS earned $386,642 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Market Value at December 31, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$16,266,021	$1,377,488	$5,319,515	$208,508	$1,242,140	$15,200,914
NVIT Multi-Manager International Value Fund, Class Y	25,023,686	3,446,209	9,838,898	534,981	1,001,017	22,791,312
NVIT Multi-Manager Large Cap Growth Fund, Class Y	39,796,644	6,704,008	17,469,186	321,419	7,268,464	37,972,110
NVIT Multi-Manager Large Cap Value Fund, Class Y	56,472,684	9,964,172	27,068,519	765,911	8,705,200	53,152,908
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	8,100,056	1,047,645	3,642,973	—	1,125,674	7,610,515
NVIT Multi-Manager Mid Cap Value Fund, Class Y	16,133,966	1,906,580	6,903,624	208,096	2,016,267	15,200,914
NVIT Core Bond Fund, Class Y	156,630,996	20,496,876	16,656,848	4,266,064	2,747,036	151,750,021
NVIT Core Plus Bond Fund, Class Y	156,426,055	21,171,517	16,848,657	3,071,303	4,096,886	151,743,915
NVIT Short Term Bond Fund, Class Y	273,010,867	52,996,913	34,271,524	4,087,254	881,783	288,455,277
NVIT Money Market Fund, Class Y	38,917,076	2,145,032	25,900,097	—	—	15,162,011

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

21

Notes to Financial Statements (Continued)

December 31, 2013

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $121,256,440 and sales of $163,919,841 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$13,366,727	$11,971,186	$25,337,913	$—	$25,337,913

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$13,178,865	$10,048,625	$23,227,490	$—	$23,227,490

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$6,115,598	$22,973,116	$29,088,714	$—	$23,075,189	$52,163,903

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

22

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$735,964,708	$35,084,360	$(12,009,171)	$23,075,189

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

24

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 7.87%.

The Fund designates $11,971,186, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $725,856 or $0.0104 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $45,655 or $0.0007 per outstanding share.

25

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

29

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

30

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

31

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

32

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

33

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

34

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2013

NVIT CardinalSM Managed Growth & Income Fund

AR-CD-MGI 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT CardinalSM Managed Growth & Income Fund

For the period from the Fund’s inception on April 30, 2013, through December 31, 2013, the NVIT CardinalSM Managed Growth & Income Fund (Class II) returned 8.66% versus 6.59% for its composite benchmark, a blend of 35% Russell 3000® Index, 50% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 239 funds as of December 31, 2013) was 7.09% for the same time period.

The Fund’s return for the eight-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 17%, the S&P MidCap 400® Index (mid-cap stocks) increased over 16%, and the Russell 2000® Index (small-cap stocks) gained more than 24%. Generally, domestic growth beat out domestic value stocks across the capitalization structure; however, international growth stocks were narrowly beaten out by international value stocks by 162 basis points (represented by the MSCI EAFE® Growth Index and the MSCI EAFE® Value Index, respectively). During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of 11% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.89% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT Multi-Manager Large Cap Value and the NVIT Multi-Manager Large Cap Growth Funds along with the NVIT Multi-Manager Mid Cap Value Fund, combined with their relatively significant allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period.

The Fund’s investments in the NVIT Core Bond Fund, the NVIT Core Plus Bond Fund and the NVIT Short Term Bond Fund posted negative returns during the reporting period as most intermediate-term bonds and short-term bonds posted similar negative returns for the same period.

Each of the following manages a portion (“sleeve”) of the Fund’s assets:

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Manager:

Thomas R. Hickey Jr.

5

Fund Commentary (con’t.)	NVIT CardinalSM Managed Growth & Income Fund

Subadviser:

BlackRock Investment Management, LLC (Volatility Overlay)

Portfolio Managers:

Zlatko Martinic and Laura Peres

The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund, through its Core Sleeve, is subject to the risks of its underlying funds. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities and may invest in more aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT CardinalSM Managed Growth & Income Fund

Objective

The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.

Highlights

•	For the reporting period, the Fund returned 8.66% (Class II shares), outperforming the benchmark by 2.07% and the Lipper peer group by 1.57%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 50% of its allocations and contributed 100% to the positive returns of the Fund during the reporting period.

•

In a market with relatively normal volatility, the Fund targets an equity allocation of 50%. Due to the relatively low level of market volatility during the reporting period, the Fund increased its equity exposure to its maximum level of 65% but averaged 58%.

Asset Allocation†

Equity Funds	49.1%
Fixed Income Funds	45.3%
Money Market Fund	4.8%
Other assets in excess of liabilities	0.8%
100.0%

Top Holdings††

NVIT Short Term Bond Fund, Class Y	20.1%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.8%
NVIT Core Plus Bond Fund, Class Y	12.8%
NVIT Core Bond Fund, Class Y	12.7%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	11.1%
NVIT Multi-Manager International Value Fund, Class Y	6.8%
NVIT Multi-Manager International Growth Fund, Class Y	5.9%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.9%
Fidelity Institutional Money Market Fund — Institutional Class	4.9%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	3.0%
Other Holdings	4.0%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT CardinalSM Managed Growth & Income Fund

Average Annual Total Return1

(For the period ended December 31, 2013)	Inception[2]
Class II	8.66%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2013. Not annualized.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.31%	1.02%

*	Current effective prospectus dated May 1, 2013, supplement dated November 7, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT CardinalSM Managed Growth & Income Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Managed Growth & Income Fund since inception through 12/31/13 versus performance of the Composite Index*, the Russell 3000® Index, the Barclays U.S. Aggregate Bond Index, the MSCI EAFE® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 35% Russell 3000® Index, 50% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE® Index.

9

Shareholder Expense Example	NVIT CardinalSM Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Managed Growth & Income Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,104.30	2.23	0.42
	Hypothetical	[b,c]	1,000.00	1,023.09	2.14	0.42

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT CardinalSM Managed Growth & Income Fund

Mutual Funds 99.2%

	Shares	Market Value

Equity Funds 49.1%
NVIT Multi-Manager International Growth Fund, Class Y (a)	512,334	$6,188,992
NVIT Multi-Manager International Value Fund, Class Y (a)	619,614	7,187,525
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	884,504	11,648,916
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	1,215,226	14,509,793
NVIT Multi-Manager Mid Cap Growth Fund, Class Y * (a)	227,977	3,152,926
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	388,116	5,142,535
NVIT Multi-Manager Small Cap Growth Fund, Class Y * (a)	44,191	1,062,363
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	127,684	2,101,680
NVIT Multi-Manager Small Company Fund, Class Y (a)	38,315	1,056,717

Total Equity Funds (cost $49,167,530)		52,051,447

Fixed Income Funds 45.3%
NVIT Core Bond Fund, Class Y (a)	1,256,127	13,427,996
NVIT Core Plus Bond Fund, Class Y (a)	1,203,002	13,437,534
NVIT Short Term Bond Fund, Class Y (a)	2,024,633	21,157,419

Total Fixed Income Funds (cost $48,914,013)		48,022,949

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 4.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (b)	$5,121,113	$5,121,113

Total Money Market Fund (cost $5,121,113)		5,121,113

Total Mutual Funds (cost $103,202,656)		105,195,509

Total Investments (cost $103,202,656) (c) — 99.2%		105,195,509

Other assets in excess of liabilities — 0.8%		843,412

NET ASSETS — 100.0%		$106,038,921

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
95	E-mini S&P 500	03/21/14	$8,745,225	$310,727
52	Mini MSCI EAFE	03/21/14	4,986,280	207,204
13	Russell 2000 Mini Future	03/21/14	1,509,820	69,196
23	S&P MID 400 E-Mini	03/21/14	3,080,620	117,000

			$18,321,945	$704,127

At December 31, 2013, the fund has $828,400 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT CardinalSM Managed Growth & Income Fund
Assets:
Investments in affiliates, at value (cost $98,081,543)	$100,074,396
Investments in non-affiliates, at value (cost $5,121,113)	5,121,113

Total Investments	105,195,509

Deposits with broker for futures contracts	828,400
Dividends receivable	297
Receivable for capital shares issued	90,651
Receivable for variation margin on futures contracts	58,233
Receivable for investment advisory fees	1,970
Prepaid organization and offering costs	2,132

Total Assets	106,177,192

Liabilities:
Payable for investments purchased	86,111
Payable for capital shares redeemed	7
Cash overdraft (Note 2)	16,000
Accrued expenses and other payables:
Fund administration fees	5,256
Distribution fees	15,810
Administrative servicing fees	6,718
Accounting and transfer agent fees	7
Trustee fees	3
Custodian fees	30
Compliance program costs (Note 3)	110
Professional fees	5,163
Printing fees	2,626
Other	430

Total Liabilities	138,271

Net Assets	$106,038,921

Represented by:
Capital	$103,352,108
Accumulated net realized losses from affiliated investments and futures transactions	(10,532)
Accumulated undistributed net investment income	365
Net unrealized appreciation/(depreciation) from investments in affiliates	1,992,853
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	704,127

Net Assets	$106,038,921

Net Assets:
Class II Shares	$106,038,921

Total	$106,038,921

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	10,000,000

Total	10,000,000

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.60

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Period Ended December 31, 2013

NVIT CardinalSM Managed Growth & Income Fund (a)
INVESTMENT INCOME:
Dividend income from affiliates	$1,255,775
Dividend income from non-affiliates	1,105

Total Income	1,256,880

EXPENSES:
Organization and offering costs	3,499
Investment advisory fees	61,645
Fund administration fees	22,826
Distribution fees Class II Shares	70,052
Administrative servicing fees Class II Shares	33,185
Professional fees	12,828
Printing fees	7,353
Trustee fees	969
Custodian fees	729
Accounting and transfer agent fees	1,528
Compliance program costs (Note 3)	230
Other	675

Total expenses before earnings credit, fees waived, and expenses reimbursed	215,519

Earnings credit (Note 5)	(313)
Distribution fees waived — Class II (Note 3)	(14,011)
Expenses reimbursed by adviser (Note 3)	(83,673)

Net Expenses	117,522

NET INVESTMENT INCOME	1,139,358

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	1,000,261
Net realized gains from futures transactions (Note 2)	247,895

Net realized gains from affiliated investments and futures transactions	1,248,156

Net change in unrealized appreciation/(depreciation) from investments in affiliates	1,992,853
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	704,127

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	2,696,980

Net realized/unrealized gains from affiliated investments and futures transactions	3,945,136

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,084,494

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

13

Statement of Changes in Net Assets

NVIT CardinalSM Managed Growth & Income Fund
Period ended December 31, 2013 (a)
Operations:
Net investment income	$1,139,358
Net realized gains from affiliated investments and futures transactions	1,248,156
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	2,696,980

Change in net assets resulting from operations	5,084,494

Distributions to Shareholders From:
Net investment income:
Class II	(1,560,314)
Net realized gains:
Class II	(845,701)

Change in net assets from shareholder distributions	(2,406,015)

Change in net assets from capital transactions	103,360,442

Change in net assets	106,038,921

Net Assets:
Beginning of period	–

End of period	$106,038,921

Accumulated undistributed net investment income at end of period	$365

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$100,955,521
Dividends reinvested	2,406,015
Cost of shares redeemed	(1,094)

Total Class II Shares	103,360,442

Change in net assets from capital transactions	$103,360,442

SHARE TRANSACTIONS:
Class II Shares
Issued	9,771,397
Reinvested	228,709
Redeemed	(106)

Total Class II Shares	10,000,000

Total change in shares	10,000,000

Amount designated as “–” is zero or has been rounded to zero.

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth & Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class II Shares
Period Ended December 31, 2013 (d)(e)	$10.00	0.28	0.58	0.86	(0.17)	(0.09)	(0.26)	$10.60	8.66%	$106,038,921	0.42%	4.03%	0.76%	0.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Managed Growth & Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16

Notes to Financial Statements (Continued)

December 31, 2013

Shares of the affiliated and unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations,

17

Notes to Financial Statements (Continued)

December 31, 2013

individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $16,000 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

18

Notes to Financial Statements (Continued)

December 31, 2013

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$704,127
Total		$704,127

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$247,895
Total	$247,895

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Period Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$704,127
Total	$704,127

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the period ended December 31, 2013.

(d)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the

19

Notes to Financial Statements (Continued)

December 31, 2013

ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds, distribution redesignation, and non-deductible 12b-1 fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the period ended December 31, 2013 were as follows:

Capital	Accumulated distributions in excess of net investment income	Accumulated net realized losses from affiliated investments and futures transactions
$(8,334)	$421,321	$(412,987)

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

20

Notes to Financial Statements (Continued)

December 31, 2013

(h)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.10% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2013 Amount	Total
$ 83,673	$83,673

During the period ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

21

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended December 31, 2013, NFM earned $22,826 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended December 31, 2013, the Fund’s portion of such costs amounted to $230.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until April 30, 2014. During the period ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $14,011.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended December 31, 2013, NFS earned $33,185 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds

22

Notes to Financial Statements (Continued)

December 31, 2013

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the period from May 1, 2013 (commencement of operations) through December 31, 2013 were as follows:

Affiliated Issuer	Market Value at April 30, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$—	$5,799,850	$2	$50,318	$—	$6,188,992
NVIT Multi-Manager International Value Fund, Class Y	—	6,783,994	2	76,206	—	7,187,525
NVIT Multi-Manager Large Cap Growth Fund, Class Y	—	10,940,245	4	78,306	321,130	11,648,916
NVIT Multi-Manager Large Cap Value Fund, Class Y	—	13,867,230	4	167,371	284,284	14,509,793
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	—	2,965,133	1	—	90,367	3,152,926
NVIT Multi-Manager Mid Cap Value Fund, Class Y	—	4,938,774	2	53,428	94,069	5,142,535
NVIT Multi-Manager Small Cap Growth Fund, Class Y	—	980,617	—	—	22,362	1,062,363
NVIT Multi-Manager Small Cap Value Fund, Class Y	—	1,931,418	1	14,907	—	2,101,680
NVIT Multi-Manager Small Company Fund, Class Y	—	960,284	—	2,029	—	1,056,717
NVIT Core Bond Fund, Class Y	—	13,801,310	4	325,176	60,559	13,427,996
NVIT Core Plus Bond Fund, Class Y	—	13,763,804	4	228,009	120,219	13,437,534
NVIT Short Term Bond Fund, Class Y	—	21,348,915	7	260,025	7,271	21,157,419

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the period ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

23

Notes to Financial Statements (Continued)

December 31, 2013

6.  Investment Transactions

For the period ended December 31, 2013, the Fund had purchases of $98,081,574 and sales of $31 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,664,092	$741,923	$2,406,015	$—	$2,406,015

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$277,397	$416,564	$693,961	$—	$1,992,852	$2,686,813

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

24

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$103,202,657	$2,884,910	$(892,058)	$1,992,852

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Cardinal Managed Growth & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Managed Growth & Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the period May 1, 2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2013 by correspondence with brokers and underlying funds’ transfer agent, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

26

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 12.71%.

The Fund designates $741,923, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $8,452 or $0.0008 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $123,883 or $0.0124 per outstanding share.

27

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present,
Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

32

Market Index Definitions (con’t.)

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, ?oating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research ?rm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

33

Market Index Definitions (con’t.)

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

34

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

36

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2013

NVIT CardinalSM Managed Growth Fund

AR-CD-MGR 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben

Bernanke suggesting a tapering of the Fed’s QE

program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT CardinalSM Managed Growth Fund

For the period from the Fund’s inception on April 30, 2013, through December 31, 2013, the NVIT CardinalSM Managed Growth Fund (Class II) returned 9.94% versus 8.75% for its composite benchmark, a blend of 45% Russell 3000® Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Global Growth Funds (consisting of 56 funds as of December 31, 2013) was 14.65% for the same time period.

The Fund’s return for the eight-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 17%, the S&P MidCap 400® Index (mid-cap stocks) increased over 16%, and the Russell 2000® Index (small-cap stocks) gained more than 24%. Generally, domestic growth beat out domestic value stocks across the capitalization structure; however, international growth stocks were narrowly beaten out by international value stocks by 162 basis points (represented by the MSCI EAFE® Growth Index and the MSCI EAFE® Value Index, respectively). During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of 11% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.89% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT Multi-Manager Large Cap Value and the NVIT Multi-Manager Large Cap Growth Funds along with the NVIT Multi-Manager Mid Cap Value Fund, combined with their relatively significant allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period.

The Fund’s investments in the NVIT Core Bond Fund, the NVIT Core Plus Bond Fund and the NVIT Short Term Bond Fund posted negative returns during the reporting period as most intermediate-term bonds and short-term bonds posted similar negative returns for the same period.

Each of the following manages a portion (“sleeve”) of the Fund’s assets:

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Manager:

Thomas R. Hickey Jr.

Subadviser:

BlackRock Investment Management, LLC (Volatility Overlay)

5

Fund Commentary (con’t.)	NVIT CardinalSM Managed Growth Fund

Portfolio Managers:

Zlatko Martinic and Laura Peres

The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund, through its Core Sleeve, is subject to the risks of its underlying funds. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities and may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT CardinalSM Managed Growth Fund

Objective

Consistent with preservation of capital, the Fund seeks growth primarily and investment income secondarily.

Highlights

•	For the reporting period, the Fund returned 9.94% (Class II shares), outperforming the benchmark by 1.19% and underperforming the Lipper peer group by 4.71%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 60% of its allocations and contributed 100% to the positive returns of the Fund during the reporting period.

•

In a market with relatively normal volatility, the Fund targets an equity allocation of 60%. Due to the relatively low level of market volatility during the reporting period, the Fund increased its equity exposure to its maximum level of 80% but averaged 70%.

Asset Allocation†

Equity Funds	58.2%
Fixed Income Funds	36.0%
Money Market Fund	4.7%
Other assets in excess of liabilities	1.1%
100.0%

Top Holdings††

NVIT Multi-Manager Large Cap Value Fund, Class Y	15.6%
NVIT Short Term Bond Fund, Class Y	14.6%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	13.0%
NVIT Core Plus Bond Fund, Class Y	10.9%
NVIT Core Bond Fund, Class Y	10.9%
NVIT Multi-Manager International Value Fund, Class Y	8.7%
NVIT Multi-Manager International Growth Fund, Class Y	6.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	5.8%
Fidelity Institutional Money Market Fund —Institutional Class	4.7%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.0%
Other Holdings	5.0%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT CardinalSM Managed Growth Fund

Average Annual Total Return1

(For the period ended December 31, 2013)	Inception[2]
Class II	9.94%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2013. Not annualized.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	1.34%	1.02%

*	Current effective prospectus dated May 1, 2013, supplement dated November 7, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT CardinalSM Managed Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Cardinal Managed Growth Fund since inception through 12/31/13 versus performance of the Composite Index*, the Russell 3000® Index, the Barclays U.S. Aggregate Bond Index, the MSCI EAFE® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 45% Russell 3000® Index, 40% Barclays U.S. Aggregate Bond Index and 15% MSCI EAFE® Index.

9

Shareholder Expense Example	NVIT CardinalSM Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013 . You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Managed Growth Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,118.40	2.08	0.39
	Hypothetical	[b,c]	1,000.00	1,023.24	1.99	0.39

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT CardinalSM Managed Growth Fund

Mutual Funds 98.9%

	Shares	Market Value

Equity Funds 58.2%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,273,828	$15,387,837
NVIT Multi-Manager International Value Fund, Class Y (a)	1,698,257	19,699,776
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	2,221,886	29,262,236
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	2,951,968	35,246,497
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	646,299	8,938,317
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	990,254	13,120,862
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	93,826	2,255,570
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	406,773	6,695,480
NVIT Multi-Manager Small Company Fund, Class Y (a)	81,374	2,244,302

Total Equity Funds (cost $125,922,985)		132,850,877

Fixed Income Funds 36.0%
NVIT Core Bond Fund, Class Y (a)	2,301,062	24,598,356
NVIT Core Plus Bond Fund, Class Y (a)	2,203,706	24,615,401
NVIT Short Term Bond Fund, Class Y (a)	3,145,023	32,865,488

Total Fixed Income Funds (cost $83,619,665)		82,079,245

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 4.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (b)	10,603,949	$10,603,949

Total Money Market Fund (cost $10,603,949)		10,603,949

Total Mutual Funds (cost $220,146,599)		225,534,071

Total Investments (cost $220,146,599) (c) — 98.9%		225,534,071

Other assets in excess of liabilities — 1.1%		2,480,148

NET ASSETS — 100.0%		$228,014,219

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
144	Mini MSCI EAFE	03/21/14	$13,808,160	$585,528
40	Russell 2000 Mini Future	03/21/14	4,645,600	214,384
262	S&P 500 E-Mini	03/21/14	24,118,410	874,610
65	S&P MID 400 E-Mini	03/21/14	8,706,100	324,599

			$51,278,270	$1,999,121

At December 31, 2013, the Fund has $2,323,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT CardinalSM Managed Growth Fund
Assets:
Investments in affiliates, at value (cost $209,542,650)	$214,930,122
Investments in non-affiliates, at value (cost $10,603,949)	10,603,949

Total Investments	225,534,071

Deposits with broker for futures contracts	2,323,000
Dividends receivable	598
Receivable for capital shares issued	1,191,991
Receivable for variation margin on futures contracts	164,002
Receivable for investment advisory fees	956
Prepaid organization and offering costs	2,132

Total Assets	229,216,750

Liabilities:
Payable for investments purchased	1,132,387
Payable for capital shares redeemed	5
Cash overdraft (Note 2)	9,999
Accrued expenses and other payables:
Fund administration fees	7,231
Distribution fees	33,615
Administrative servicing fees	11,000
Accounting and transfer agent fees	8
Custodian fees	58
Compliance program costs (Note 3)	231
Professional fees	5,298
Printing fees	2,342
Other	357

Total Liabilities	1,202,531

Net Assets	$228,014,219

Represented by:
Capital	$220,656,461
Accumulated net realized losses from affiliated and non-affiliated investments and futures transactions	(28,835)
Net unrealized appreciation/(depreciation) from investments in affiliates	5,387,472
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,999,121

Net Assets	$228,014,219

Net Assets:
Class II Shares	$228,014,219

Total	$228,014,219

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	21,259,781

Total	21,259,781

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.73

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Period Ended December 31, 2013

NVIT CardinalSM Managed Growth Fund (a)
INVESTMENT INCOME:
Dividend income from affiliates	$2,529,866
Dividend income from non-affiliates	2,028

Total Income	2,531,894

EXPENSES:
Organization and offering costs	3,499
Investment advisory fees	125,063
Fund administration fees	29,090
Distribution fees Class II Shares	142,118
Administrative servicing fees Class II Shares	68,216
Professional fees	13,615
Printing fees	7,435
Trustee fees	1,934
Custodian fees	1,208
Accounting and transfer agent fees	1,525
Compliance program costs (Note 3)	471
Other	675

Total expenses before earnings credit, fees waived, and expenses reimbursed	394,849

Earnings credit (Note 5)	(290)
Distribution fees waived — Class II (Note 3)	(28,424)
Expenses reimbursed by adviser (Note 3)	(144,009)

Net Expenses	222,126

NET INVESTMENT INCOME	2,309,768

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	2,335,594
Net realized gains from futures transactions (Note 2)	367,517

Net realized gains from affiliated investments and futures transactions	2,703,111

Net change in unrealized appreciation/(depreciation) from investments in affiliates	5,387,472
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,999,121

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	7,386,593

Net realized/unrealized gains from affiliated investments and futures transactions	10,089,704

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,399,472

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

NVIT CardinalSM Managed Growth Fund
Period ended December 31, 2013 (a)
Operations:
Net investment income	$2,309,768
Net realized gains from affiliated investments and futures transactions	2,703,111
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	7,386,593

Change in net assets resulting from operations	12,399,472

Distributions to Shareholders From:
Net investment income:
Class II	(3,234,123)
Net realized gains:
Class II	(1,820,136)

Change in net assets from shareholder distributions	(5,054,259)

Change in net assets from capital transactions	220,669,006

Change in net assets	228,014,219

Net Assets:
Beginning of period	–

End of period	$228,014,219

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$215,620,552
Dividends reinvested	5,054,259
Cost of shares redeemed	(5,805)

Total Class II Shares	220,669,006

Change in net assets from capital transactions	$220,669,006

SHARE TRANSACTIONS:
Class II Shares
Issued	20,784,406
Reinvested	475,919
Redeemed	(544)

Total Class II Shares	21,259,781

Total change in shares	21,259,781

Amount designated as “–” is zero or has been rounded to zero.

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Managed Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class II Shares
Period Ended December 31, 2013 (d)(e)	$10.00	0.28	0.71	0.99	(0.17)	(0.09)	(0.26)	$10.73	9.94%	$228,014,219	0.39%	4.02%	0.69%	–

Amount designated as “–” is zero or has been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Managed Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in the Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16

Notes to Financial Statements (Continued)

December 31, 2013

Shares of the affiliated and unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations,

17

Notes to Financial Statements (Continued)

December 31, 2013

individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $9,999 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

18

Notes to Financial Statements (Continued)

December 31, 2013

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$1,999,121
Total		$1,999,121

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$367,517
Total	$367,517

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Period Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$1,999,121
Total	$1,999,121

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the period ended December 31, 2013.

(d)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the

19

Notes to Financial Statements (Continued)

December 31, 2013

ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds, distribution redesignation, and non-deductible 12b-1 fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Distributions in Excess of Net Investment Income	Accumulated Net Realized Losses from Affiliated Investments and Futures Transactions
$(12,545)	$924,355	$(911,810)

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

20

Notes to Financial Statements (Continued)

December 31, 2013

(h)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.22%
$1.5 billion up to $2 billion	0.21%
$2 billion and more	0.20%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.07% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended December 31, 2013 Amount	Total
$144,009	$144,009

During the period ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

21

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended December 31, 2013, NFM earned $29,090 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended December 31, 2013, the Fund’s portion of such costs amounted to $471.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.05% of these fees for Class II shares of the Fund until April 30, 2014. During the period ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $28,424.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended December 31, 2013, NFS earned $68,216 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

22

Notes to Financial Statements (Continued)

December 31, 2013

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the period from May 1, 2013 (commencement of operations) through December 31, 2013 were as follows:

Affiliated Issuer	Market Value at April 30, 2013	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$—	$14,451,301	$3	$123,896	$—	$15,387,837
NVIT Multi-Manager International Value Fund, Class Y	—	18,626,200	3	205,250	—	19,699,776
NVIT Multi-Manager Large Cap Growth Fund, Class Y	—	27,595,050	5	195,887	791,123	29,262,236
NVIT Multi-Manager Large Cap Value Fund, Class Y	—	33,829,430	6	404,835	676,239	35,246,497
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	—	8,437,897	2	—	250,808	8,938,317
NVIT Multi-Manager Mid Cap Value Fund, Class Y	—	12,651,291	2	135,604	235,053	13,120,862
NVIT Multi-Manager Small Cap Growth Fund, Class Y	—	2,093,199	—	—	46,427	2,255,570
NVIT Multi-Manager Small Cap Value Fund, Class Y	—	6,187,589	1	47,272	—	6,695,480
NVIT Multi-Manager Small Company Fund, Class Y	—	2,051,048	—	4,276	—	2,244,302
NVIT Core Bond Fund, Class Y	—	25,264,004	5	593,896	108,841	24,598,356
NVIT Core Plus Bond Fund, Class Y	—	25,193,549	5	416,249	216,032	24,615,401
NVIT Short Term Bond Fund, Class Y	—	33,162,129	6	402,701	11,071	32,865,488

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the period ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

23

Notes to Financial Statements (Continued)

December 31, 2013

6.  Investment Transactions

For the period ended December 31, 2013, the Fund had purchases of $209,542,687 and sales of $38 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

Other  The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,392,564	$1,661,695	$5,054,259	$—	$5,054,259

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$787,093	$1,183,193	$1,970,286	$—	$5,387,472	$7,357,758

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

24

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$220,146,599	$6,929,649	$(1,542,177)	$5,387,472

10. Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Managed Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Managed Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the period May 1, 2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2013 by correspondence with brokers and underlying funds’ transfer agent, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

26

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 14.68%.

The Fund designates $1,661,695, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $322,105 or $0.0152 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $21,585 or $0.0010 per outstanding share.

27

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

32

Market Index Definitions (con’t.)

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

33

Market Index Definitions (con’t.)

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

34

Market Index Definitions (con’t.)

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

36

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2013

NVIT CardinalSM Moderate Fund

AR-CD-MOD 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT CardinalSM Moderate Fund

For the annual period ended December 31, 2013, the NVIT CardinalSM Moderate Fund (Class II) returned 17.80% versus 16.88% for its composite benchmark, a blend of 45% Russell 3000® Index, 15% MSCI EAFE® Index and 40% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 232 funds as of December 31, 2013) was 14.14% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. Generally, domestic growth beat out domestic value stocks across the capitalization structure; however, international growth stocks were narrowly beaten out by international value stocks by 40 basis points (represented by the MSCI EAFE® Growth Index and the MSCI EAFE® Value Index, respectively). During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT Multi-Manager Large Cap Value and the NVIT Multi-Manager Large Cap Growth Funds along with the NVIT Multi-Manager Mid Cap Value Fund, combined with their relatively significant allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

The Fund’s investments in the NVIT Core Bond and the NVIT Core Plus Bond Funds posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

5

Fund Commentary (con’t.)	NVIT CardinalSM Moderate Fund

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT Multi-Manager Large Cap Value Fund Class Y	16%
NVIT Short Term Bond Fund Class Y	16%
NVIT Multi-Manager Large Cap Growth Fund Class Y	13%
NVIT Core Bond Fund Class Y	12%
NVIT Core Plus Bond Fund Class Y	12%
NVIT Multi-Manager International Value Fund Class Y	9%
NVIT Multi-Manager International Growth Fund Class Y	7%
NVIT Multi-Manager Mid Cap Value Fund Class Y	6%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	4%
NVIT Multi-Manager Small Cap Value Fund Class Y	3%
NVIT Multi-Manager Small Cap Growth Fund Class Y	1%
NVIT Multi-Manager Small Company Fund Class Y	1%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT CardinalSM Moderate Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT CardinalSM Moderate Fund

Objective

The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other CardinalSM Funds.

Highlights

•	The NVIT CardinalSM Moderate Fund (Class II) returned 17.80%, outperforming the composite benchmark by 0.92% and the Lipper peer group by 3.66%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 60% of its allocations and contributed nearly 100% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Equity Funds	61.6%
Fixed Income Funds	38.4%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	16.4%
NVIT Short Term Bond Fund, Class Y	15.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	13.3%
NVIT Core Plus Bond Fund, Class Y	11.5%
NVIT Core Bond Fund, Class Y	11.5%
NVIT Multi-Manager International Value Fund, Class Y	9.0%
NVIT Multi-Manager International Growth Fund, Class Y	7.1%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.2%
NVIT Multi-Manager Small Cap Value Fund, Class Y	3.2%
Other Holdings	2.2%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT CardinalSM Moderate Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	17.98%	12.01%	6.04%
Class II	17.80%	11.92%	5.94%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.92%	0.92%
Class II	1.17%	1.01%

*	Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT CardinalSM Moderate Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Moderate Fund since inception through 12/31/13 versus performance of the Composite Index*, the Russell 3000® Index, the MSCI EAFE® Index, the Barclays U.S. Aggregate Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market index Definitions page at the back of this book.

*	The Composite Index comprises 45% Russell 3000® Index, 15% MSCI EAFE® Index and 40% Barclays U.S. Aggregate Bond Index.

9

Shareholder Expense Example	NVIT CardinalSM Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderate Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[b]
Class I Shares	Actual	[b]	1,000.00	1,111.90	1.49	0.28
	Hypothetical	[b,c]	1,000.00	1,023.79	1.43	0.28
Class II Shares	Actual	[b]	1,000.00	1,110.20	1.97	0.37
	Hypothetical	[b,c]	1,000.00	1,023.34	1.89	0.37

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 61.6%
NVIT Multi-Manager International Growth Fund, Class Y (a)	17,462,165	$210,942,955
NVIT Multi-Manager International Value Fund, Class Y (a)	22,989,268	266,675,514
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	30,059,476	395,883,297
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	40,604,025	484,812,059
NVIT Multi-Manager Mid Cap Growth Fund, Class Y* (a)	9,048,091	125,135,103
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	13,671,466	181,146,921
NVIT Multi-Manager Small Cap Growth Fund, Class Y* (a)	1,375,757	33,073,188
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	5,794,230	95,373,032
NVIT Multi-Manager Small Company Fund, Class Y (a)	1,191,890	32,872,339

Total Equity Funds (cost $1,350,245,933)		1,825,914,408

Fixed Income Funds 38.4%
NVIT Core Bond Fund, Class Y (a)	31,771,620	339,638,622
NVIT Core Plus Bond Fund, Class Y (a)	30,406,322	339,638,621
NVIT Short Term Bond Fund, Class Y (a)	43,844,327	458,173,216

Total Fixed Income Funds (cost $1,151,362,638)		1,137,450,459

Total Mutual Funds (cost $2,501,608,571)		2,963,364,867

Total Investments (cost $2,501,608,571) (b) — 100.0%		2,963,364,867
Liabilities in excess of other assets — 0.0%†		(903,488)

NET ASSETS — 100.0%		$2,962,461,379

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT CardinalSM Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,501,608,571)	$2,963,364,867
Receivable for capital shares issued	4,302,985
Prepaid expenses	5,550

Total Assets	2,967,673,402

Liabilities:
Payable for investments purchased	4,219,088
Payable for capital shares redeemed	83,897
Accrued expenses and other payables:
Investment advisory fees	475,012
Fund administration fees	58,900
Distribution fees	220,419
Administrative servicing fees	115,666
Accounting and transfer agent fees	215
Trustee fees	2,877
Custodian fees	17,453
Compliance program costs (Note 3)	201
Professional fees	7,735
Printing fees	10,074
Other	486

Total Liabilities	5,212,023

Net Assets	$2,962,461,379

Represented by:
Capital	$2,401,619,793
Accumulated undistributed net investment income	28,890,970
Accumulated net realized gains from affiliated investments	70,194,320
Net unrealized appreciation/(depreciation) from investments in affiliates	461,756,296

Net Assets	$2,962,461,379

Net Assets:
Class I Shares	$29,785,972
Class II Shares	2,932,675,407

Total	$2,962,461,379

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,467,923
Class II Shares	243,319,102

Total	245,787,025

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.07
Class II Shares	$12.05

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT CardinalSM Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$44,687,308

Total Income	44,687,308

EXPENSES:
Investment advisory fees	5,157,422
Fund administration fees	616,387
Distribution fees Class II Shares	6,549,966
Administrative servicing fees Class I Shares	13,059
Administrative servicing fees Class II Shares	1,310,031
Professional fees	101,800
Printing fees	23,171
Trustee fees	87,856
Custodian fees	100,267
Accounting and transfer agent fees	347
Compliance program costs (Note 3)	9,216
Other	44,715

Total expenses before earnings credit and fees waived	14,014,237

Earnings credit (Note 5)	(18)
Distribution fees waived — Class II (Note 3)	(4,192,024)

Net Expenses	9,822,195

NET INVESTMENT INCOME	34,865,113

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	73,984,553
Net realized gains from investment transactions with affiliates	25,780,883

Net realized gains from affiliated investments	99,765,436

Net change in unrealized appreciation/(depreciation) from investments in affiliates	299,008,367

Net realized/unrealized gains from affiliated investments	398,773,803

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$433,638,916

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT CardinalSM Moderate Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$34,865,113	$24,455,492
Net realized gains from affiliated investments	99,765,436	76,166,751
Net change in unrealized appreciation/(depreciation) from investments in affiliates	299,008,367	143,229,275

Change in net assets resulting from operations	433,638,916	243,851,518

Distributions to Shareholders From:
Net investment income:
Class I	(462,843)	(296,875)
Class II	(43,914,083)	(30,799,167)
Net realized gains:
Class I	(643,865)	(312,196)
Class II	(66,045,472)	(34,176,911)

Change in net assets from shareholder distributions	(111,066,263)	(65,585,149)

Change in net assets from capital transactions	346,300,604	208,835,788

Change in net assets	668,873,257	387,102,157

Net Assets:
Beginning of year	2,293,588,122	1,906,485,965

End of year	$2,962,461,379	$2,293,588,122

Accumulated undistributed net investment income at end of year	$28,890,970	$9,502,097

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,216,379	$5,995,857
Dividends reinvested	1,106,708	609,071
Cost of shares redeemed	(3,123,622)	(3,923,663)

Total Class I Shares	4,199,465	2,681,265

Class II Shares
Proceeds from shares issued	283,674,912	188,560,651
Dividends reinvested	109,959,555	64,976,078
Cost of shares redeemed	(51,533,328)	(47,382,206)

Total Class II Shares	342,101,139	206,154,523

Change in net assets from capital transactions	$346,300,604	$208,835,788

SHARE TRANSACTIONS:
Class I Shares
Issued	544,480	569,912
Reinvested	94,228	57,433
Redeemed	(274,435)	(379,330)

Total Class I Shares	364,273	248,015

Class II Shares
Issued	24,847,440	18,296,411
Reinvested	9,381,731	6,137,318
Redeemed	(4,456,165)	(4,549,812)

Total Class II Shares	29,773,006	19,883,917

Total change in shares	30,137,279	20,131,932

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderate Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$10.65	0.16	1.73	1.89	(0.19)	(0.28)	(0.47)	$12.07	17.98%	$29,785,972	0.28%	1.41%	0.28%	4.60%
Year Ended December 31, 2012 (c)	$9.76	0.13	1.09	1.22	(0.16)	(0.17)	(0.33)	$10.65	12.45%	$22,401,147	0.29%	1.21%	0.29%	9.52%
Year Ended December 31, 2011 (c)	$10.30	0.13	(0.36)	(0.23)	(0.25)	(0.06)	(0.31)	$9.76	(2.25)%	$18,114,596	0.29%	1.26%	0.29%	8.66%
Year Ended December 31, 2010 (c)	$9.33	0.13	0.93	1.06	(0.09)	—	(0.09)	$10.30	11.42%	$16,991,776	0.29%	1.34%	0.29%	4.41%
Year Ended December 31, 2009 (c)	$7.78	0.14	1.56	1.70	(0.15)	—	(0.15)	$9.33	22.01%	$7,668,257	0.29%	1.70%	0.29%	9.32%

Class II Shares
Year Ended December 31, 2013 (c)	$10.64	0.15	1.72	1.87	(0.18)	(0.28)	(0.46)	$12.05	17.80%	$2,932,675,407	0.37%	1.32%	0.53%	4.60%
Year Ended December 31, 2012 (c)	$9.75	0.12	1.09	1.21	(0.15)	(0.17)	(0.32)	$10.64	12.37%	$2,271,186,975	0.38%	1.14%	0.54%	9.52%
Year Ended December 31, 2011 (c)	$10.29	0.13	(0.37)	(0.24)	(0.24)	(0.06)	(0.30)	$9.75	(2.33)%	$1,888,371,369	0.38%	1.26%	0.54%	8.66%
Year Ended December 31, 2010 (c)	$9.32	0.13	0.92	1.05	(0.08)	—	(0.08)	$10.29	11.37%	$1,347,709,722	0.38%	1.32%	0.54%	4.41%
Year Ended December 31, 2009 (c)	$7.78	0.15	1.53	1.68	(0.14)	—	(0.14)	$9.32	21.95%	$513,389,824	0.38%	1.70%	0.54%	9.32%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2013

1.   Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service

17

Notes to Financial Statements (Continued)

December 31, 2013

providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Affiliated Investments
$—	$28,900,686	$(28,900,686)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

18

Notes to Financial Statements (Continued)

December 31, 2013

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

19

Notes to Financial Statements (Continued)

December 31, 2013

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $616,387 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $9,216.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the year ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $4,192,024.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

20

Notes to Financial Statements (Continued)

December 31, 2013

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $1,323,090 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.   Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$163,558,794	$14,792,355	$1,857,829	$2,723,977	$874,456	$210,942,955
NVIT Multi-Manager International Value Fund, Class Y	215,624,733	23,246,090	14,559,397	6,002,215	3,492,213	266,675,514
NVIT Multi-Manager Large Cap Growth Fund, Class Y	297,222,510	34,282,050	12,147,458	3,223,103	29,171,795	395,883,297
NVIT Multi-Manager Large Cap Value Fund, Class Y	370,714,625	35,557,809	22,689,276	6,727,151	29,397,881	484,812,059
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	93,101,779	9,408,433	5,087,332	—	9,613,521	125,135,103
NVIT Multi-Manager Mid Cap Value Fund, Class Y	139,038,422	11,988,959	8,946,616	2,381,882	10,760,902	181,146,921
NVIT Multi-Manager Small Cap Growth Fund, Class Y	22,578,262	5,861,673	4,667,713	—	3,240,744	33,073,188
NVIT Multi-Manager Small Cap Value Fund, Class Y	70,606,777	1,908,334	4,218,447	824,975	2,147,683	95,373,032
NVIT Multi-Manager Small Company Fund, Class Y	23,135,503	448,621	210,678	87,501	107,747	32,872,339
NVIT Core Bond Fund, Class Y	270,220,634	88,212,873	432,019	9,481,578	3,552,749	339,638,622
NVIT Core Plus Bond Fund, Class Y	269,830,368	89,056,108	432,019	6,814,181	6,998,376	339,638,621
NVIT Short Term Bond Fund, Class Y	313,947,752	150,321,422	840,483	6,420,745	407,369	458,173,216
NVIT Money Market Fund, Class Y	44,748,744	722,240	45,470,984	—	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

21

Notes to Financial Statements (Continued)

December 31, 2013

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.   Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $465,806,967 and sales of $121,560,251 (excluding short-term securities).

7.   Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

8.   Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$44,376,926	$66,689,337	$111,066,263	$—	$111,066,263

Amount designated as “—” is zero or has been rounded to zero.

22

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$31,096,042	$34,489,107	$65,585,149	$—	$65,585,149

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$28,890,970	$70,867,410	$99,758,380	$—	$461,083,206	$560,841,586

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,502,281,661	$480,499,480	$(19,416,274)	$461,083,206

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Moderate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Moderate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets in each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

24

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 21.38%.

The Fund designates $66,689,337, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $8,525,940 or $0.0347 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $551,533 or $0.0022 per outstanding share.

25

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present,
Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and
Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

29

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

30

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

31

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

32

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

33

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

34

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2013

NVIT CardinalSM Moderately Aggressive Fund

AR-CD-MAG 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT CardinalSM Moderately Aggressive Fund

For the annual period ended December 31, 2013, the NVIT CardinalSM Moderately Aggressive Fund (Class II) returned 24.28% versus 28.40% for its composite benchmark, a blend of 55% Russell 3000® Index, 25% MSCI EAFE® Index and 20% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 290 funds as of December 31, 2013) was 19.15% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. Generally, domestic growth beat out domestic value stocks across the capitalization structure; however, international growth stocks were narrowly beaten out by international value stocks by 40 basis points (represented by the MSCI EAFE® Growth Index and the MSCI EAFE® Value Index, respectively). During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT Multi-Manager Large Cap Value and the NVIT Multi-Manager Large Cap Growth Funds along with the NVIT Multi-Manager International Value Fund, combined with their relatively significant allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

The Fund’s investments in the NVIT Core Bond and the NVIT Core Plus Bond Funds posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

5

Fund Commentary (con’t.)	NVIT CardinalSM Moderately Aggressive Fund

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT Multi-Manager Large Cap Value Fund Class Y	19%
NVIT Multi-Manager Large Cap Growth Fund Class Y	16%
NVIT Multi-Manager International Value Fund Class Y	13%
NVIT Multi-Manager International Growth Fund Class Y	12%
NVIT Core Bond Fund Class Y	7.5%
NVIT Core Plus Bond Fund Class Y	7.5%
NVIT Multi-Manager Mid Cap Value Fund Class Y	7%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	5%
NVIT Short Term Bond Fund Class Y	5%
NVIT Multi-Manager Small Cap Value Fund Class Y	4%
NVIT Multi-Manager Small Cap Growth Fund Class Y	2%
NVIT Multi-Manager Small Company Fund Class Y	2%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT CardinalSM Moderately Aggressive Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT CardinalSM Moderately Aggressive Fund

Objective

The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other CardinalSM Funds.

Highlights

•	The NVIT CardinalSM Moderately Aggressive Fund (Class II) returned 24.28%, underperforming the composite benchmark by 4.12% and outperforming the Lipper peer group by 5.13%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 80% of its allocations and contributed nearly 100% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Equity Funds	80.3%
Fixed Income Funds	19.7%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Multi-Manager Large Cap Value Fund, Class Y	19.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16.1%
NVIT Multi-Manager International Value Fund, Class Y	13.0%
NVIT Multi-Manager International Growth Fund, Class Y	12.0%
NVIT Core Plus Bond Fund, Class Y	7.4%
NVIT Core Bond Fund, Class Y	7.4%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.0%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.1%
NVIT Short Term Bond Fund, Class Y	4.9%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.0%
Other Holdings	4.1%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT CardinalSM Moderately Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	24.35%	14.37%	6.32%
Class II	24.28%	14.25%	6.22%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	1.01%	1.01%
Class II	1.26%	1.10%

*	Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (cont’d)	NVIT CardinalSM Moderately Aggressive Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Moderately Aggressive Fund since inception through 12/31/13 versus performance of the Composite Index*, the Russell 3000® Index, the MSCI EAFE® Index, the Barclays U.S. Aggregate Bond Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 55% Russell 3000® Index, 25% MSCI EAFE® Index and 20% Barclays U.S. Aggregate Bond Index.

9

Shareholder Expense Example	NVIT CardinalSM Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderately Aggressive Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class I Shares	Actual	[b]	1,000.00	1,148.30	1.62	0.30
	Hypothetical	[b,c]	1,000.00	1,023.69	1.53	0.30
Class II Shares	Actual	[b]	1,000.00	1,147.50	2.11	0.39
	Hypothetical	[b,c]	1,000.00	1,023.24	1.99	0.39

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 80.3%
NVIT Multi-Manager International Growth Fund, Class Y (a)	4,737,812	$57,232,773
NVIT Multi-Manager International Value Fund, Class Y (a)	5,343,916	61,989,430
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,790,387	76,259,401
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	7,582,024	90,529,371
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	1,730,743	23,936,176
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,524,490	33,449,489
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	402,088	9,666,205
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,161,874	19,124,447
NVIT Multi-Manager Small Company Fund, Class Y (a)	350,479	9,666,205

Total Equity Funds (cost $278,623,570)		381,853,497

Fixed Income Funds 19.7%
NVIT Core Bond Fund, Class Y (a)	3,295,217	35,225,872
NVIT Core Plus Bond Fund, Class Y (a)	3,153,741	35,227,287
NVIT Short Term Bond Fund, Class Y (a)	2,235,314	23,359,028

Total Fixed Income Funds (cost $95,118,908)		93,812,187

Total Mutual Funds (cost $373,742,478)		475,665,684

Total Investments (cost $373,742,478) (b) — 100.0%		475,665,684

Liabilities in excess of other assets — 0.0%†		(162,227)

NET ASSETS — 100.0%		$475,503,457

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT CardinalSM Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $373,742,478)	$475,665,684
Receivable for investments sold	1,926,140
Receivable for capital shares issued	64
Prepaid expenses	970

Total Assets	477,592,858

Liabilities:
Payable for capital shares redeemed	1,926,204
Accrued expenses and other payables:
Investment advisory fees	79,278
Fund administration fees	12,587
Distribution fees	32,373
Administrative servicing fees	19,013
Accounting and transfer agent fees	59
Trustee fees	792
Custodian fees	2,800
Compliance program costs (Note 3)	15
Professional fees	5,351
Printing fees	10,645
Other	284

Total Liabilities	2,089,401

Net Assets	$475,503,457

Represented by:
Capital	$330,199,159
Accumulated undistributed net investment income	4,864,745
Accumulated net realized gains from affiliated investments	38,516,347
Net unrealized appreciation/(depreciation) from investments in affiliates	101,923,206

Net Assets	$475,503,457

Net Assets:
Class I Shares	$45,578,125
Class II Shares	429,925,332

Total	$475,503,457

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,837,968
Class II Shares	36,229,418

Total	40,067,386

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.88
Class II Shares	$11.87

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT CardinalSM Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$6,657,389

Total Income	6,657,389

EXPENSES:
Investment advisory fees	881,958
Fund administration fees	137,726
Distribution fees Class II Shares	1,004,185
Administrative servicing fees Class I Shares	19,651
Administrative servicing fees Class II Shares	200,843
Professional fees	26,947
Printing fees	16,692
Trustee fees	14,678
Custodian fees	16,667
Accounting and transfer agent fees	57
Compliance program costs (Note 3)	1,472
Other	9,094

Total expenses before fees waived and expenses reimbursed	2,329,970

Distribution fees waived — Class II (Note 3)	(642,686)
Expenses reimbursed by adviser (Note 3)	(2,429)

Net Expenses	1,684,855

NET INVESTMENT INCOME	4,972,534

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	13,618,892
Net realized gains from investment transactions with affiliates	30,338,123

Net realized gains from affiliated investments	43,957,015

Net change in unrealized appreciation/(depreciation) from investments in affiliates	46,837,971

Net realized/unrealized gains from affiliated investments	90,794,986

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$95,767,520

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Aggressive Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$4,972,534	$3,318,042
Net realized gains from affiliated investments	43,957,015	21,091,361
Net change in unrealized appreciation/(depreciation) from investments in affiliates	46,837,971	30,291,897

Change in net assets resulting from operations	95,767,520	54,701,300

Distributions to Shareholders From:
Net investment income:
Class I	(651,634)	(421,057)
Class II	(5,942,587)	(4,468,244)
Net realized gains:
Class I	(1,775,745)	(841,149)
Class II	(17,707,860)	(9,745,147)

Change in net assets from shareholder distributions	(26,077,826)	(15,475,597)

Change in net assets from capital transactions	(7,035,458)	(7,733,023)

Change in net assets	62,654,236	31,492,680

Net Assets:
Beginning of year	412,849,221	381,356,541

End of year	$475,503,457	$412,849,221

Accumulated undistributed net investment income at end of year	$4,864,745	$1,620,358

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,241,404	$7,032,669
Dividends reinvested	2,427,379	1,262,206
Cost of shares redeemed	(3,854,928)	(5,996,631)

Total Class I Shares	5,813,855	2,298,244

Class II Shares
Proceeds from shares issued	36,799,952	10,109,371
Dividends reinvested	23,650,447	14,213,391
Cost of shares redeemed	(73,299,712)	(34,354,029)

Total Class II Shares	(12,849,313)	(10,031,267)

Change in net assets from capital transactions	$(7,035,458)	$(7,733,023)

SHARE TRANSACTIONS:
Class I Shares
Issued	645,068	717,821
Reinvested	213,370	125,783
Redeemed	(342,059)	(612,361)

Total Class I Shares	516,379	231,243

Class II Shares
Issued	3,279,751	1,024,124
Reinvested	2,083,841	1,419,409
Redeemed	(6,594,276)	(3,479,705)

Total Class II Shares	(1,230,684)	(1,036,172)

Total change in shares	(714,305)	(804,929)

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Aggressive Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$10.13	0.14	2.29	2.43	(0.18)	(0.50)	(0.68)	$11.88	24.35%	$45,578,125	0.30%	1.28%	0.30%	13.47%
Year Ended December 31, 2012 (c)	$9.18	0.09	1.25	1.34	(0.13)	(0.26)	(0.39)	$10.13	14.67%	$33,645,683	0.30%	0.94%	0.30%	8.85%
Year Ended December 31, 2011 (c)	$9.95	0.10	(0.54)	(0.44)	(0.24)	(0.09)	(0.33)	$9.18	(4.57)%	$28,354,511	0.30%	1.06%	0.30%	13.96%
Year Ended December 31, 2010 (c)	$8.84	0.10	1.07	1.17	(0.06)	–	(0.06)	$9.95	13.50%	$26,058,874	0.30%	1.14%	0.31%	5.62%
Year Ended December 31, 2009 (c)	$7.08	0.11	1.76	1.87	(0.11)	–	(0.11)	$8.84	26.69%	$13,307,323	0.30%	1.44%	0.30%	15.09%

Class II Shares
Year Ended December 31, 2013 (c)	$10.12	0.12	2.30	2.42	(0.17)	(0.50)	(0.67)	$11.87	24.28%	$429,925,332	0.39%	1.11%	0.55%	13.47%
Year Ended December 31, 2012 (c)	$9.17	0.08	1.25	1.33	(0.12)	(0.26)	(0.38)	$10.12	14.59%	$379,203,538	0.39%	0.81%	0.55%	8.85%
Year Ended December 31, 2011 (c)	$9.94	0.09	(0.54)	(0.45)	(0.23)	(0.09)	(0.32)	$9.17	(4.67)%	$353,002,030	0.39%	0.91%	0.55%	13.96%
Year Ended December 31, 2010 (c)	$8.84	0.11	1.05	1.16	(0.06)	–	(0.06)	$9.94	13.31%	$389,725,340	0.39%	1.21%	0.56%	5.62%
Year Ended December 31, 2009 (c)	$7.08	0.09	1.78	1.87	(0.11)	–	(0.11)	$8.84	26.58%	$189,004,607	0.38%	1.23%	0.54%	15.09%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service

17

Notes to Financial Statements (Continued)

December 31, 2013

providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Affiliated Investments
$—	$4,866,074	$(4,866,074)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained

18

Notes to Financial Statements (Continued)

December 31, 2013

upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement

19

Notes to Financial Statements (Continued)

December 31, 2013

is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Total
$3,303	$16,371	$2,429	$22,103

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $137,726 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $1,472.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the year ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $642,686.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services.

20

Notes to Financial Statements (Continued)

December 31, 2013

These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $220,494 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$50,100,242	$4,397,362	$7,045,983	$749,231	$3,110,862	$57,232,773
NVIT Multi-Manager International Value Fund, Class Y	55,668,148	7,083,514	10,947,521	1,379,560	4,213,084	61,989,430
NVIT Multi-Manager Large Cap Growth Fund, Class Y	65,347,874	8,105,353	12,907,159	627,942	11,009,339	76,259,401
NVIT Multi-Manager Large Cap Value Fund, Class Y	78,649,153	8,793,977	17,199,576	1,267,852	11,917,955	90,529,371
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	20,794,098	2,062,087	4,669,917	—	2,993,604	23,936,176
NVIT Multi-Manager Mid Cap Value Fund, Class Y	28,981,249	2,552,978	5,781,393	442,401	4,146,541	33,449,489
NVIT Multi-Manager Small Cap Growth Fund, Class Y	8,062,694	1,375,823	2,614,061	—	1,932,918	9,666,205
NVIT Multi-Manager Small Cap Value Fund, Class Y	16,821,688	573,909	4,208,913	169,541	1,918,988	19,124,447
NVIT Multi-Manager Small Company Fund, Class Y	8,265,788	197,250	1,838,542	26,226	850,262	9,666,205
NVIT Core Bond Fund, Class Y	30,163,291	9,585,335	2,643,819	970,108	655,223	35,225,872
NVIT Core Plus Bond Fund, Class Y	30,118,753	9,594,850	2,552,298	697,467	1,112,210	35,227,287
NVIT Short Term Bond Fund, Class Y	20,023,989	4,917,124	1,337,758	327,061	96,029	23,359,028

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes,

21

Notes to Financial Statements (Continued)

December 31, 2013

including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $59,239,562 and sales of $73,746,940 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$6,594,221	$19,483,605	$26,077,826	$—	$26,077,826

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,889,301	$10,586,296	$15,475,597	$—	$15,475,597

Amount designated as “—” is zero or has been rounded to zero.

22

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$4,864,745	$39,108,483	$43,973,228	$—	$101,331,070	$145,304,298

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$374,334,614	$103,181,977	$(1,850,907)	$101,331,070

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Cardinal Moderately Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Moderately Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

24

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 27.69%.

The Fund designates $19,483,605, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $2,081,992 or $0.0520 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $139,499 or $0.0035 per outstanding share.

25

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

29

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

30

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

31

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

32

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

33

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

34

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2013

NVIT CardinalSM Moderately Conservative Fund

AR-CD-MCON 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT CardinalSM Moderately Conservative Fund

For the annual period ended December 31, 2013, the NVIT CardinalSM Moderately Conservative Fund (Class II) returned 11.24% versus 10.31% for its composite benchmark, a blend of 30% Russell 3000® Index, 10% MSCI EAFE® Index and 60% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 232 funds as of December 31, 2013) was 14.14% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. Generally, domestic growth beat out domestic value stocks across the capitalization structure; however, international growth stocks were narrowly beaten out by international value stocks by 40 basis points (represented by the MSCI EAFE® Growth Index and the MSCI EAFE® Value Index, respectively). During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays

U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT Multi-Manager Large Cap Value and the NVIT Multi-Manager Large Cap Growth Funds along with the NVIT Multi-Manager Mid Cap Value Fund, combined with their allocations within the Fund, made these underlying funds the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

The Fund’s investments in the NVIT Core Bond and the NVIT Core Plus Bond Funds posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Commentary	NVIT CardinalSM Moderately Conservative Fund

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT Short Term Bond Fund Class Y	27%
NVIT Core Bond Fund Class Y	16.5%
NVIT Core Plus Bond Fund Class Y	16.5%
NVIT Multi-Manager Large Cap Value Fund Class Y	13%
NVIT Multi-Manager Large Cap Growth Fund Class Y	9%
NVIT Multi-Manager International Value Fund Class Y	6%
NVIT Multi-Manager International Growth Fund Class Y	4%
NVIT Multi-Manager Mid Cap Value Fund Class Y	4%
NVIT Multi-Manager Mid Cap Growth Fund Class Y	2%
NVIT Multi-Manager Small Cap Value Fund Class Y	1%
NVIT Multi-Manager Small Company Fund Class Y	1%
100.0%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT CardinalSM Moderately Conservative Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT CardinalSM Moderately Conservative Fund

Objective

The Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Highlights

•	The NVIT CardinalSM Moderately Conservative Fund (Class II) returned 11.24%, outperforming the composite benchmark by 0.93% and underperforming the Lipper peer group by 2.90%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 40% of its allocations and contributed nearly 100% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Fixed Income Funds	59.0%
Equity Funds	41.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Short Term Bond Fund, Class Y	26.7%
NVIT Core Plus Bond Fund, Class Y	16.2%
NVIT Core Bond Fund, Class Y	16.2%
NVIT Multi-Manager Large Cap Value Fund, Class Y	13.1%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	9.2%
NVIT Multi-Manager International Value Fund, Class Y	6.1%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.1%
NVIT Multi-Manager International Growth Fund, Class Y	4.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.1%
NVIT Multi-Manager Small Company Fund, Class Y	1.1%
NVIT Multi-Manager Small Cap Value Fund, Class Y	1.1%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT CardinalSM Moderately Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	11.33%	9.47%	5.43%
Class II	11.24%	9.39%	5.35%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 27, 2008.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.86%	0.86%
Class II	1.11%	0.95%

*	Current effective prospectus dated May 1, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT CardinalSM Moderately Conservative Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT CardinalSM Moderately Conservative Fund since inception through 12/31/13 versus performance of the Composite Index*, the Russell 3000® Index, the MSCI EAFE® Index, the Barclays U.S. Aggregate Bond Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 30% Russell 3000® Index, 10% MSCI EAFE® Index and 60% Barclays U.S. Aggregate Bond Index.

9

Shareholder Expense Example	NVIT CardinalSM Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT CardinalSM Moderately Conservative Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class I Shares	Actual	[b]	1,000.00	1,075.50	1.52	0.29
	Hypothetical	[b,c]	1,000.00	1,023.74	1.48	0.29
Class II Shares	Actual	[b]	1,000.00	1,074.60	1.99	0.38
	Hypothetical	[b,c]	1,000.00	1,023.29	1.94	0.38

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 41.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,898,401	$35,012,688
NVIT Multi-Manager International Value Fund, Class Y (a)	4,473,827	51,896,395
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	5,896,980	77,663,229
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	9,349,460	111,632,558
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	1,304,447	18,040,500
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,652,492	35,145,520
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	561,385	9,240,403
NVIT Multi-Manager Small Company Fund, Class Y (a)	335,993	9,266,678

Total Equity Funds (cost $259,800,699)		347,897,971

Fixed Income Funds 59.0%
NVIT Core Bond Fund, Class Y (a)	12,854,267	137,412,111
NVIT Core Plus Bond Fund, Class Y (a)	12,304,580	137,442,160
NVIT Short Term Bond Fund, Class Y (a)	21,672,822	226,480,986

Total Fixed Income Funds (cost $507,634,688)		501,335,257

Total Mutual Funds (cost $767,435,387)		849,233,228

Total Investments (cost $767,435,387) (b) — 100.0%		849,233,228

Liabilities in excess of other assets — 0.0%†		(279,443)

NET ASSETS — 100.0%		$848,953,785

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT CardinalSM Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $767,435,387)	$849,233,228
Receivable for investments sold	1,895,698
Prepaid expenses	1,743

Total Assets	851,130,669

Liabilities:
Payable for capital shares redeemed	1,895,698
Accrued expenses and other payables:
Investment advisory fees	142,960
Fund administration fees	19,672
Distribution fees	63,856
Administrative servicing fees	33,318
Accounting and transfer agent fees	83
Trustee fees	838
Custodian fees	5,052
Compliance program costs (Note 3)	26
Professional fees	4,989
Printing fees	10,326
Other	66

Total Liabilities	2,176,884

Net Assets	$848,953,785

Represented by:
Capital	$736,669,563
Accumulated undistributed net investment income	7,877,940
Accumulated net realized gains from affiliated investments	22,608,441
Net unrealized appreciation/(depreciation) from investments in affiliates	81,797,841

Net Assets	$848,953,785

Net Assets:
Class I Shares	$6,331,385
Class II Shares	842,622,400

Total	$848,953,785

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	547,025
Class II Shares	72,826,788

Total	73,373,813

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.57
Class II Shares	$11.57

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT CardinalSM Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$14,181,094

Total Income	14,181,094

EXPENSES:
Investment advisory fees	1,586,565
Fund administration fees	214,199
Distribution fees Class II Shares	1,969,095
Administrative servicing fees Class I Shares	2,818
Administrative servicing fees Class II Shares	393,831
Professional fees	39,107
Printing fees	17,970
Trustee fees	26,467
Custodian fees	29,986
Accounting and transfer agent fees	117
Compliance program costs (Note 3)	2,664
Recoupment fees (Note 3)	13,466
Other	15,430

Total expenses before fees waived	4,311,715

Distribution fees waived—Class II (Note 3)	(1,260,235)

Net Expenses	3,051,480

NET INVESTMENT INCOME	11,129,614

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	17,100,134
Net realized gains from investment transactions with affiliates	13,417,850

Net realized gains from affiliated investments	30,517,984

Net change in unrealized appreciation/(depreciation) from investments in affiliates	43,005,298

Net realized/unrealized gains from affiliated investments	73,523,282

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$84,652,896

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT CardinalSM Moderately Conservative Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$11,129,614	$9,900,916
Net realized gains from affiliated investments	30,517,984	19,614,142
Net change in unrealized appreciation/(depreciation) from investments in affiliates	43,005,298	32,324,700

Change in net assets resulting from operations	84,652,896	61,839,758

Distributions to Shareholders From:
Net investment income:
Class I	(108,813)	(80,448)
Class II	(13,969,340)	(11,447,277)
Net realized gains:
Class I	(120,662)	(82,531)
Class II	(16,543,535)	(12,295,270)

Change in net assets from shareholder distributions	(30,742,350)	(23,905,526)

Change in net assets from capital transactions	54,345,052	131,961,510

Change in net assets	108,255,598	169,895,742

Net Assets:
Beginning of year	740,698,187	570,802,445

End of year	$848,953,785	$740,698,187

Accumulated undistributed net investment income at end of year	$7,877,940	$2,945,810

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,793,524	$2,337,192
Dividends reinvested	229,475	162,979
Cost of shares redeemed	(1,026,288)	(995,464)

Total Class I Shares	996,711	1,504,707

Class II Shares
Proceeds from shares issued	68,131,143	121,612,384
Dividends reinvested	30,512,875	23,742,547
Cost of shares redeemed	(45,295,677)	(14,898,128)

Total Class II Shares	53,348,341	130,456,803

Change in net assets from capital transactions	$54,345,052	$131,961,510

SHARE TRANSACTIONS:
Class I Shares
Issued	158,029	219,633
Reinvested	20,115	15,115
Redeemed	(90,014)	(93,081)

Total Class I Shares	88,130	141,667

Class II Shares
Issued	6,015,752	11,420,253
Reinvested	2,677,027	2,203,172
Redeemed	(4,010,275)	(1,390,032)

Total Class II Shares	4,682,504	12,233,393

Total change in shares	4,770,634	12,375,060

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT CardinalSM Moderately Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover(b)
Class I Shares
Year Ended December 31, 2013(c)	$10.80	0.18	1.04	1.22	(0.21)	(0.24)	(0.45)	$11.57	11.33%	$6,331,385	0.30%	1.56%	0.30%	10.12%
Year Ended December 31, 2012(c)	$10.15	0.18	0.84	1.02	(0.18)	(0.19)	(0.37)	$10.80	10.13%	$4,955,966	0.30%	1.69%	0.30%	11.52%
Year Ended December 31, 2011(c)	$10.51	0.17	(0.19)	(0.02)	(0.28)	(0.06)	(0.34)	$10.15	(0.28)%	$3,220,916	0.30%	1.64%	0.30%	12.05%
Year Ended December 31, 2010(c)	$9.75	0.15	0.74	0.89	(0.11)	(0.02)	(0.13)	$10.51	9.31%	$2,715,207	0.30%	1.46%	0.31%	4.76%
Year Ended December 31, 2009(c)	$8.47	0.17	1.32	1.49	(0.20)	(0.01)	(0.21)	$9.75	17.64%	$1,697,147	0.30%	1.91%	0.31%	10.72%

Class II Shares
Year Ended December 31, 2013(c)	$10.80	0.16	1.05	1.21	(0.20)	(0.24)	(0.44)	$11.57	11.24%	$842,622,400	0.39%	1.40%	0.55%	10.12%
Year Ended December 31, 2012(c)	$10.15	0.16	0.85	1.01	(0.17)	(0.19)	(0.36)	$10.80	10.04%	$735,742,221	0.39%	1.49%	0.55%	11.52%
Year Ended December 31, 2011(c)	$10.51	0.16	(0.19)	(0.03)	(0.27)	(0.06)	(0.33)	$10.15	(0.27)%	$567,581,529	0.39%	1.53%	0.55%	12.05%
Year Ended December 31, 2010(c)	$9.76	0.15	0.73	0.88	(0.11)	(0.02)	(0.13)	$10.51	9.03%	$413,845,909	0.39%	1.50%	0.56%	4.76%
Year Ended December 31, 2009(c)	$8.47	0.19	1.30	1.49	(0.19)	(0.01)	(0.20)	$9.76	17.68%	$183,329,225	0.39%	2.08%	0.56%	10.72%

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

16

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

17

Notes to Financial Statements (Continued)

December 31, 2013

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds and distribution redesignation. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$7,880,669	$(7,880,669)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

18

Notes to Financial Statements (Continued)

December 31, 2013

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.20%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.20%
$1.5 billion up to $2 billion	0.19%
$2 billion and more	0.18%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.25% for all share classes until April 30, 2014.

19

Notes to Financial Statements (Continued)

December 31, 2013

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

Pursuant to the Expense Limitation Agreement, for the year ended December 31, 2013, the Fund reimbursed NFA in the amount of $13,466.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $214,199 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $2,664.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until April 30, 2014. During the year ended December 31, 2013, the waiver of such distribution fees by NFD amounted to $1,260,235.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services.

20

Notes to Financial Statements (Continued)

December 31, 2013

These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $396,649 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT Multi-Manager International Growth Fund, Class Y	$30,396,716	$1,195,254	$2,510,553	$458,813	$655,121	$35,012,688
NVIT Multi-Manager International Value Fund, Class Y	46,749,695	3,648,043	7,075,772	1,161,724	873,448	51,896,395
NVIT Multi-Manager Large Cap Growth Fund, Class Y	66,927,044	6,446,638	11,927,900	641,638	8,864,529	77,663,229
NVIT Multi-Manager Large Cap Value Fund, Class Y	97,969,551	8,115,203	19,879,311	1,571,525	10,019,802	111,632,558
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	15,140,005	1,339,443	2,699,871	—	1,844,400	18,040,500
NVIT Multi-Manager Mid Cap Value Fund, Class Y	30,148,011	2,273,697	5,396,527	464,255	2,727,233	35,145,520
NVIT Multi-Manager Small Cap Value Fund, Class Y	7,654,923	165,216	1,350,477	80,458	402,446	9,240,403
NVIT Multi-Manager Small Company Fund, Class Y	7,525,468	109,663	1,227,997	24,904	348,174	9,266,678
NVIT Core Bond Fund, Class Y	120,856,136	25,515,570	1,464,376	3,839,583	1,550,498	137,412,111
NVIT Core Plus Bond Fund, Class Y	120,684,201	25,883,732	1,464,376	2,757,344	2,944,936	137,442,160
NVIT Short Term Bond Fund, Class Y	175,065,608	57,175,839	3,178,416	3,180,850	287,397	226,480,986
NVIT Money Market Fund, Class Y	21,834,366	254,275	22,088,641	—	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and

21

Notes to Financial Statements (Continued)

December 31, 2013

are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $132,122,573 and sales of $80,264,217 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$14,174,113	$16,568,237	$30,742,350	$—	$30,742,350

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$11,561,037	$12,344,489	$23,905,526	$—	$23,905,526

Amount designated as “—” is zero or has been rounded to zero.

22

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$7,877,940	$22,637,548	$30,515,488	$—	$81,768,734	$112,284,222

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$767,464,494	$90,162,074	$(8,393,340)	$81,768,734

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Cardinal Moderately Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Cardinal Moderately Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

24

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 14.71%.

The Fund designates $16,568,237, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $1,582,208 or $0.0216 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $99,728 or $0.0014 per outstanding share.

25

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

29

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

30

Market Index Definitions (con’t.)

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

31

Market Index Definitions (con’t.)

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

32

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

33

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

34

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2013

NVIT Core Bond Fund

AR-CB 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Core Bond Fund

For the annual period ended December 31, 2013, the NVIT Core Bond Fund (Class Y) registered -1.72% versus -2.02% for its benchmark, the Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 34 funds as of December 31, 2013) was -1.59% for the same time period.

It has been a volatile year in the fixed-income markets, driven by both monetary and fiscal events. Uncertainty and the eventual clarity related to leadership changes at the Federal Reserve contributed to the volatility, as did speculation over timing of the Fed’s monetary policy changes. Budget policy events, including the government shutdown and sequester added to the market volatility.

A centerpiece of the Fed strategy has been monthly open-market purchases ($85 billion) of various types of government and federal agency securities, in an effort to hold interest rates low to stimulate the economy. Concern arose in the markets during the second quarter that the Fed might begin scaling back these purchases sooner than had been anticipated. This market perception had the effect of increasing interest rates and hurting the relative performance of less-liquid and nongovernment-related securities.

As the third quarter progressed, the Fed reiterated its intention to maintain an accommodative monetary policy (continued security purchases) until there were further signs of meaningful improvement in U.S. employment and economic growth, and/or signs that inflation was accelerating.

By the end of the fourth quarter, however, the Fed perceived economic growth and strength in employment sufficient to announce that monthly asset purchases will be scaled back by $10 billion to $75 billion, beginning in January 2014. The Fed did not, however, commit to a schedule for further tapering of asset purchases, indicating that it will continue to assess the economic climate as 2014 unfolds.

The year concluded with a sense of more clarity with respect to monetary and fiscal outlooks. There was added certainty concerning Fed leadership and monetary policy direction. On the fiscal front, the budget agreement reached in the fourth quarter should result in reduced risk of government shutdown over the next two years.

An out-of-benchmark position for the Fund in Treasury Inflation-Protected Securities (TIPS) detracted from the relative performance of the Fund during the reporting period. TIPS did not recover as fully as other asset classes in the third quarter, and also were hurt by the announced reduction in monthly Fed asset purchases targeted to begin in January 2014. Inflation did not accelerate materially during the reporting period, which also negatively affected TIPS returns.

An overweight position in investment-grade corporate bonds contributed to the Fund’s performance relative to the benchmark during the reporting period. New debt issuance was met with very strong demand throughout the reporting period. In addition to this strong supply/demand, or “technical” support for the asset classes in the Fund, performance also benefited from generally improving fundamentals. Several sectors demonstrated improving results and financial strength. Banks have broadly demonstrated improved capital positions, largely due to regulatory pressures, which have benefited bondholders.

A shorter portfolio duration also benefited the Fund relative to the benchmark for the reporting period.

Subadviser:

Nationwide Asset Management, LLC

Portfolio Managers:

Joel S. Buck and Gary S. Davis, CFA

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds, and the risks of investing in foreign securities. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Core Bond Fund

Objective

The Fund seeks a high level of current income consistent with preserving capital.

Highlights

•	The NVIT Core Bond Fund (Class Y) registered -1.72%, outperforming the benchmark by 0.30% and underperforming the Lipper peer group by 0.13%.

•	An overweight position in investment-grade corporate bonds contributed to the Fund’s performance relative to the benchmark during the reporting period.

•	A shorter portfolio duration also benefited the Fund relative to the benchmark for the reporting period.

Asset Allocation†

Corporate Bonds	59.7%
U.S. Government Sponsored & Agency Obligations	12.4%
Collateralized Mortgage Obligations	6.7%
U.S. Government Mortgage Backed Agencies	4.8%
U.S. Treasury Notes	4.8%
Commercial Mortgage Backed Securities	3.6%
Mutual Fund	2.0%
Municipal Bonds	2.0%
Asset-Backed Securities	1.3%
Yankee Dollars	1.0%
Repurchase Agreements	0.9%
Sovereign Bond	0.9%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Industries††

Commercial Banks	10.8%
Oil, Gas & Consumable Fuels	8.9%
Gas Utilities	5.0%
Diversified Financial Services	3.7%
Insurance	3.6%
Chemicals	2.5%
Tobacco	2.2%
Pharmaceuticals	2.1%
Consumer Finance	1.9%
Diversified Telecommunication Services	1.8%
Other Industries*	57.5%
100.0%

Top Holdings††

U.S. Treasury Notes, 0.63%, 04/30/18	3.1%
Fidelity Institutional Money Market Fund — Institutional Class	2.0%
Federal National Mortgage Association, 4.38%, 10/15/15	1.9%
Private Export Funding Corp., 4.30%, 12/15/21	1.6%
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	1.5%
CoBank ACB, 7.88%, 04/16/18	1.4%
Five Corners Funding Trust, 4.42%, 11/15/23	1.3%
Government National Mortgage Association, 5.00%, 03/16/37	1.2%
Spectra Energy Partners LP, 4.75%, 03/15/24	1.1%
Federal National Mortgage Association Pool, 3.00%, 08/01/28	1.1%
Other Holdings*	83.8%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

6

Fund Performance	NVIT Core Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2013)	1 Yr.	5 Yr.	Inception[2]
Class I	(1.91)%	5.58%	4.70%
Class II	(2.13)%	5.32%	4.43%
Class Y	(1.72)%	5.74%	4.85%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio*
Class I	0.60%
Class II	0.85%
Class Y	0.45%

*Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

7

Fund Performance (con’t.)	NVIT Core Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Plus Bond Fund since inception through 12/31/13 versus performance of the Barclays U.S. Aggregate Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Core Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Core Bond Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,009.40	2.99	0.59
	Hypothetical	[a,b]	1,000.00	1,022.23	3.01	0.59
Class II Shares	Actual	[a]	1,000.00	1,008.20	4.25	0.84
	Hypothetical	[a,b]	1,000.00	1,020.97	4.28	0.84
Class Y Shares	Actual	[a]	1,000.00	1,010.50	2.23	0.44
	Hypothetical	[a,b]	1,000.00	1,022.99	2.24	0.44

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2013

NVIT Core Bond Fund

Asset-Backed Securities 1.3%

	Principal Amount	Market Value

Automobiles 0.2%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19 (a)	$2,000,000	$2,016,271

Other 1.1%
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 1.79%, 05/15/46 (a)	6,000,000	5,895,138
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1.00%, 08/25/34 (b)	10,032,551	9,933,751

		15,828,889

Total Asset-Backed Securities (cost $17,540,359)		17,845,160

Collateralized Mortgage Obligations 6.7%
Federal Home Loan Mortgage Corp. REMICS Series 2653, Class C, 3.88%, 06/15/23	5,671,774	5,958,665
Series 3451, Class VB, 5.00%, 05/15/28	3,736,208	3,806,780
Series 3036, Class TM, 4.50%, 12/15/34	4,195,230	4,400,214
Series 3189, Class PC, 6.00%, 08/15/35	3,504,767	3,637,708
Series 3665, Class KA, 3.00%, 05/15/36	4,130,518	4,246,981
Series 3540, Class LN, 4.50%, 04/15/38	5,075,635	5,341,762
Federal National Mortgage Association REMICS Series 2008-55, Class VB, 5.00%, 02/25/27	3,683,323	3,709,259
Series 2010-86, Class VB, 3.00%, 05/25/28	5,731,981	5,869,071
Series 2005-53, Class MH, 5.50%, 03/25/34	2,476,106	2,559,536
Series 2007-6, Class PA, 5.50%, 02/25/37	1,769,985	1,917,045
Series 2010-122, Class TG, 3.00%, 04/25/39	4,890,155	4,999,662
Series 2009-78, Class BM, 4.00%, 06/25/39	2,924,145	3,062,958
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,592,754

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Government National Mortgage Association (continued)
Series 2010-6, Class PC, 5.00%, 03/16/37	$15,000,000	$16,183,405
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	12,876,869
Series 2010-112, Class QM, 2.50%, 09/20/39	4,756,285	4,743,544
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A5, 1.10%, 11/25/34 (b)	1,731,075	1,599,831

Total Collateralized Mortgage Obligations (cost $91,791,907)		93,506,044

Commercial Mortgage Backed Securities 3.6%
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class AM, 4.91%, 07/10/43 (b)	700,000	729,693
Series 2005-6, Class AJ, 5.18%, 09/10/47 (b)	730,000	770,536
Series 2005-6, Class A4, 5.18%, 09/10/47 (b)	2,500,000	2,659,104
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46 (b)	945,271	964,061
Series 2005-T18, Class A4, 4.93%, 02/13/42 (b)	1,611,414	1,670,854
Series 2006-T22, Class AM, 5.58%, 04/12/38 (b)	500,000	536,259
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.71%, 12/10/49 (b)	2,000,000	2,070,122
DBUBS Mortgage Trust Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	2,302,116	2,414,928
Series 2011-LC1A, Class A3, 5.00%, 11/10/46 (a)	2,250,000	2,483,312
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	8,000,000	8,825,750
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	794,680
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6, 5.40%, 08/10/38 (b)(c)	1,162,174	1,173,284
Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,194,871

10

Statement of Investments (Continued)

December 31, 2013

NVIT Core Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

GS Mortgage Securities Corp. II (continued)
Series 2006-GG8, Class AM, 5.59%, 11/10/39	$2,000,000	$2,192,259
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (b)	1,000,000	1,056,361
Series 2006-LDP6, Class A4, 5.47%, 04/15/43 (b)	1,305,015	1,411,742
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A4, 4.37%, 03/15/36	561,433	563,443
Series 2005-C1, Class AJ, 4.81%, 02/15/40	2,200,000	2,226,904
Series 2005-C7, Class AJ, 5.32%, 11/15/40 (b)	1,500,000	1,585,283
Series 2008-C1, Class A2, 6.15%, 04/15/41 (b)	1,500,000	1,723,629
Morgan Stanley Capital I
Series 2005-T19, Class AJ, 4.99%, 06/12/47 (b)	1,000,000	1,038,661
Series 2006-T21, Class A4, 5.16%, 10/12/52 (b)	2,500,000	2,665,180
Series 2006-T23, Class AM, 5.81%, 08/12/41 (b)	1,479,000	1,631,592
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,118,736
Series 2011-C1, Class A2, 3.88%, 09/15/47 (a)	2,500,000	2,627,020
Series 2011-C1, Class A4, 5.03%, 09/15/47 (a)(b)	3,000,000	3,315,721

Total Commercial Mortgage Backed Securities (cost $48,037,527)		50,443,985

Corporate Bonds 59.7%
Aerospace & Defense 0.9%
L-3 Communications Corp., 5.20%, 10/15/19	5,000,000	5,438,972
Northrop Grumman Corp., 5.05%, 08/01/19	6,000,000	6,656,857

		12,095,829

Airlines 1.6%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24 (a)	11,550,000	12,113,062
British Airways PLC, Series 2013-1, Class A, 4.63%, 06/20/24 (a)	9,800,000	10,216,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines (continued)
Continental Airlines Pass-Through Trust, Series 2002-2, Class A-1, 7.71%, 04/02/21	$293,467	$333,085

		22,662,647

Automobiles 0.3%
Toyota Motor Credit Corp., 4.50%, 06/17/20	3,250,000	3,529,898

Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19	1,500,000	1,873,203
6.88%, 11/15/19	1,500,000	1,837,502
Molson Coors Brewing Co., 3.50%, 05/01/22 (c)	5,750,000	5,653,612

		9,364,317

Biotechnology 0.8%
Celgene Corp.
3.25%, 08/15/22	7,000,000	6,642,334
4.00%, 08/15/23	5,000,000	4,946,430

		11,588,764

Capital Markets 1.1%
FMR LLC
7.49%, 06/15/19 (a)	3,250,000	3,884,473
6.50%, 12/14/40 (a)	3,000,000	3,444,456
5.15%, 02/01/43 (a)	3,000,000	2,892,680
Morgan Stanley
5.75%, 01/25/21	2,000,000	2,267,584
5.50%, 07/28/21	3,000,000	3,354,144

		15,843,337

Chemicals 2.5%
Agrium, Inc., 6.75%, 01/15/19	7,173,000	8,362,116
Airgas, Inc., 4.50%, 09/15/14	1,000,000	1,026,955
CF Industries, Inc.
7.13%, 05/01/20	5,000,000	5,887,500
3.45%, 06/01/23	8,000,000	7,335,060
Cytec Industries, Inc., 3.50%, 04/01/23	5,000,000	4,594,714
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	5,000,000	5,879,239
7.30%, 01/15/28	805,000	956,198

		34,041,782

Commercial Banks 10.8%
Bank of America NA
5.30%, 03/15/17	4,000,000	4,409,138
6.10%, 06/15/17	11,800,000	13,343,833

11

Statement of Investments (Continued)

December 31, 2013

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
CoBank ACB, 7.88%, 04/16/18 (a)	$15,685,000	$18,832,540
CoBank, ACB, 0.84%, 06/15/22 (a)(b)	10,000,000	9,157,135
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.63%, 12/01/23	6,000,000	6,037,303
Fifth Third Bancorp, 4.50%, 06/01/18	6,350,000	6,805,971
HSBC Bank USA NA
6.00%, 08/09/17	3,000,000	3,374,264
4.88%, 08/24/20	3,000,000	3,255,908
HSBC Holdings PLC, 6.80%, 06/01/38	2,750,000	3,378,387
Huntington Bancshares, Inc.
2.60%, 08/02/18	5,000,000	4,998,594
7.00%, 12/15/20 (c)	2,500,000	2,924,889
ING Bank NV, 5.13%, 05/01/15 (a)	14,300,000	14,632,298
JPMorgan Chase Bank NA, 6.00%, 04/29/49	8,350,000	9,547,509
Nordea Bank AB, 4.88%, 05/13/21 (a)	4,350,000	4,529,466
PNC Bank NA, 2.70%, 11/01/22	10,300,000	9,344,550
Sovereign Bank, 8.75%, 05/30/18	7,500,000	9,018,976
Standard Chartered Bank, 6.40%, 09/26/17 (a)	11,900,000	13,513,726
SunTrust Bank
0.53%, 08/24/15 (b)	5,000,000	4,960,654
5.20%, 01/17/17	5,000,000	5,331,842
Wells Fargo & Co., 5.38%, 11/02/43	2,300,000	2,344,672

		149,741,655

Consumer Finance 1.9%
American Honda Finance Corp.
2.50%, 09/21/15 (a)	3,000,000	3,089,097
7.63%, 10/01/18 (a)	4,000,000	4,898,747
Hyundai Capital America, 2.88%, 08/09/18 (a)(c)	5,000,000	4,952,890
Student Loan Marketing Association, 0.00%, 10/03/22	14,956,000	10,837,949
Toyota Motor Credit Corp., 3.40%, 09/15/21	2,000,000	2,028,963

		25,807,646

Diversified Financial Services 3.7%
Bank of America Corp.
1.28%, 01/15/19 (b)	10,000,000	10,064,228
2.60%, 01/15/19	7,000,000	7,014,336

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
General Electric Capital Corp.
6.00%, 08/07/19	$2,000,000	$2,348,403
5.30%, 02/11/21	6,000,000	6,702,980
4.65%, 10/17/21	5,000,000	5,475,525
5.40%, 05/15/22	1,125,000	1,214,682
Hyundai Capital Services, Inc., 3.50%, 09/13/17 (a)	13,740,000	14,216,778
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18 (d)	1,000,000	1,100,000
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,371,397

		51,508,329

Diversified Telecommunication Services 1.8%
AT&T, Inc., 5.50%, 02/01/18	10,000,000	11,308,386
Verizon Communications, Inc.
5.50%, 02/15/18 (c)	3,000,000	3,392,296
5.15%, 09/15/23	9,000,000	9,655,361

		24,356,043

Electric Utilities 1.4%
Exelon Generation Co. LLC, 4.25%, 06/15/22	5,000,000	4,808,897
ITC Holdings Corp., 6.05%, 01/31/18 (a)	4,150,000	4,631,346
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,350,798
PPL Capital Funding, Inc., 4.20%, 06/15/22	7,000,000	6,997,003

		18,788,044

Electronic Equipment, Instruments & Components 0.7%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	10,000,000	10,065,792

Energy Equipment & Services 0.4%
Weatherford International Ltd.
6.00%, 03/15/18	1,000,000	1,125,839
4.50%, 04/15/22 (c)	3,000,000	3,023,389
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,659,897

		5,809,125

Food & Staples Retailing 1.3%
CVS Pass-Through Trust
6.04%, 12/10/28	3,234,508	3,560,854
6.94%, 01/10/30	12,275,836	13,853,004

		17,413,858

12

Statement of Investments (Continued)

December 31, 2013

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products 0.7%
Kraft Foods Group, Inc., 3.50%, 06/06/22	$10,000,000	$9,802,516

Gas Utilities 5.0%
DCP Midstream Operating LP
4.95%, 04/01/22	1,000,000	1,013,037
3.88%, 03/15/23	7,200,000	6,665,855
Enbridge Energy Partners LP
5.20%, 03/15/20	4,500,000	4,863,565
4.20%, 09/15/21	10,450,000	10,555,111
Energy Transfer Partners LP
9.70%, 03/15/19	4,250,000	5,507,895
6.50%, 02/01/42	2,000,000	2,150,574
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	4,000,000	3,959,399
Spectra Energy Partners LP, 4.75%, 03/15/24	15,000,000	15,357,632
Sunoco Logistics Partners Operations LP
8.75%, 02/15/14	1,000,000	1,008,424
5.50%, 02/15/20	5,000,000	5,361,865
Williams Partners LP, 4.50%, 11/15/23 (c)	13,000,000	12,921,881

		69,365,238

Health Care Providers & Services 1.3%
Dignity Health, 3.13%, 11/01/22	6,000,000	5,398,211
Express Scripts Holding Co., 4.75%, 11/15/21	5,000,000	5,293,465
Hospira, Inc., 6.05%, 03/30/17	6,784,000	7,485,841

		18,177,517

Insurance 3.6%
Aflac, Inc., 3.63%, 06/15/23	11,000,000	10,631,167
Five Corners Funding Trust, 4.42%, 11/15/23 (a)	18,000,000	17,777,554
Liberty Mutual Group, Inc., 4.95%, 05/01/22 (a)	8,000,000	8,243,803
MetLife Institutional Funding II, 1.63%, 04/02/15 (a)	5,000,000	5,058,344
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,541,035
Prudential Financial, Inc., 4.75%, 09/17/15	3,000,000	3,197,368

		49,449,271

Media 1.5%
NBCUniversal Enterprise, Inc., 1.97%, 04/15/19 (a)	8,000,000	7,775,208

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
NBCUniversal Media LLC, 4.38%, 04/01/21	$4,000,000	$4,233,451
Time Warner Cable, Inc., 6.75%, 07/01/18	3,250,000	3,669,687
Viacom, Inc., 4.25%, 09/01/23	4,500,000	4,490,654

		20,169,000

Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 03/15/23	8,000,000	7,553,999
5.45%, 03/15/43	1,000,000	957,043
Newcrest Finance Pty Ltd., 4.20%, 10/01/22 (a)	10,000,000	7,998,693
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21 (a)	2,000,000	2,023,800
Xstrata Finance (Canada) Ltd., 5.80%, 11/15/16 (a)	2,148,000	2,366,814

		20,900,349

Office Electronics 0.8%
Xerox Corp. 1.06%, 05/16/14 (b)	7,500,000	7,509,237
6.35%, 05/15/18 (c)	3,500,000	4,020,820

		11,530,057

Oil, Gas & Consumable Fuels 8.7%
BP AMI Leasing, Inc., 5.52%, 05/08/19 (a)	3,000,000	3,363,434
BP Capital Markets PLC 2.24%, 09/26/18	10,000,000	10,037,677
3.56%, 11/01/21	8,000,000	8,029,711
Devon Energy Corp. 4.00%, 07/15/21	8,510,000	8,734,971
3.25%, 05/15/22 (c)	4,500,000	4,303,550
Encana Corp., 3.90%, 11/15/21 (c)	13,000,000	12,933,579
Global Marine, Inc., 7.00%, 06/01/28	1,000,000	1,043,764
Murphy Oil Corp. 2.50%, 12/01/17	10,500,000	10,602,809
3.70%, 12/01/22	9,500,000	8,752,525
Noble Holding International Ltd., 3.95%, 03/15/22 (c)	10,000,000	9,702,317
Petroleos Mexicanos, 3.50%, 01/30/23	5,000,000	4,503,620
Plains Exploration & Production Co., 8.63%, 10/15/19	5,000,000	5,518,750
Pride International, Inc., 6.88%, 08/15/20	2,500,000	2,986,386
Rowan Cos., Inc. 5.00%, 09/01/17	6,280,000	6,846,124
4.88%, 06/01/22	2,830,000	2,888,407

13

Statement of Investments (Continued)

December 31, 2013

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Transocean, Inc. 7.38%, 04/15/18	$5,500,000	$6,392,056
6.50%, 11/15/20	3,000,000	3,419,596
6.38%, 12/15/21	8,000,000	8,988,815
7.35%, 12/15/41 (c)	1,000,000	1,199,670

		120,247,761

Pharmaceuticals 1.9%
AbbVie, Inc. 1.75%, 11/06/17	5,000,000	4,960,202
2.90%, 11/06/22	8,000,000	7,494,885
Watson Pharmaceuticals, Inc. 1.88%, 10/01/17	7,416,000	7,375,730
3.25%, 10/01/22	7,000,000	6,544,065

		26,374,882

Real Estate Investment Trusts (REITs) 1.5%
CommonWealth REIT, 6.25%, 06/15/17	1,250,000	1,327,322
ProLogis LP 2.75%, 02/15/19	10,000,000	9,935,549
3.35%, 02/01/21	5,000,000	4,869,007
UDR, Inc., 3.70%, 10/01/20	5,000,000	5,009,906

		21,141,784

Road & Rail 1.1%
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	5,000,000	5,168,120
ERAC USA Finance LLC, 2.80%, 11/01/18 (a)	5,000,000	5,068,462
United Parcel Service, Inc., 5.13%, 04/01/19	5,000,000	5,701,799

		15,938,381

Tobacco 2.2%
Altria Group, Inc. 4.75%, 05/05/21	4,000,000	4,289,685
4.00%, 01/31/24	8,250,000	8,089,306
Lorillard Tobacco Co., 6.88%, 05/01/20 (c)	7,000,000	8,089,899
Reynolds American, Inc. 3.25%, 11/01/22	3,000,000	2,757,023
4.85%, 09/15/23	7,000,000	7,214,860

		30,440,773

Total Corporate Bonds (cost $818,193,690)		826,154,595

Municipal Bonds 2.0%
California 1.5%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	3,885,000	4,241,293

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
State of California, GO 5.70%, 11/01/21	$10,250,000	$11,535,965
6.65%, 03/01/22	4,000,000	4,669,360

		20,446,618

District of Columbia 0.5%
Metropolitan Washington Airports Authority, RB, 7.46%, 10/01/46	6,000,000	6,730,020

Total Municipal Bonds (cost $27,777,560)		27,176,638

Sovereign Bond 0.9%
ISRAEL 0.9%
Israel Government AID Bond,
5.50%, 12/04/23	10,602,000	12,224,580

Total Sovereign Bond (cost $12,935,464)		12,224,580

U.S. Government Mortgage Backed Agencies 4.8%
Federal National Mortgage Association Pool
Pool# 464279 4.30%, 07/01/21	2,869,550	3,031,038
Pool# AU3180 3.00%, 08/01/28	14,688,882	15,004,463
Pool# AP0524 3.00%, 07/01/42	6,769,905	6,440,930
Pool# AP4507 3.00%, 09/01/42	12,414,889	11,811,602
Pool# AQ9116 3.00%, 12/01/42	13,641,825	12,978,917
Pool# AR4239 3.00%, 02/01/43	14,571,459	13,863,377
Pool# AR9398 3.50%, 06/01/43	3,212,808	3,197,748

Total U.S. Government Mortgage Backed Agencies (cost $70,520,232)		66,328,075

U.S. Government Sponsored & Agency Obligations 12.4%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust
5.13%, 04/19/17 (a)	8,225,000	9,268,549
Federal Farm Credit Banks
2.80%, 11/05/14	10,000,000	10,213,759
0.65%, 03/28/17	10,000,000	9,874,666
Federal Home Loan Banks
2.75%, 03/13/15	5,000,000	5,147,256
3.63%, 03/12/21	8,000,000	8,403,801
5.00%, 03/12/21	5,000,000	5,707,667

14

Statement of Investments (Continued)

December 31, 2013

NVIT Core Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp.
1.00%, 08/20/14	$20,000,000	$20,105,436
5.35%, 08/01/15	13,000,000	14,032,862
5.13%, 11/17/17 (c)	8,000,000	9,149,206
Federal National Mortgage Association
4.38%, 10/15/15	24,000,000	25,703,899
0.00%, 06/01/17	1,000,000	958,682
Private Export Funding Corp.
3.05%, 10/15/14	10,000,000	10,229,138
2.25%, 12/15/17	7,000,000	7,184,178
4.30%, 12/15/21	20,000,000	21,495,732
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	13,645,193

Total U.S. Government Sponsored & Agency Obligations (cost $167,518,627)		171,120,024

U.S. Treasury Notes 4.8%
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19 (e)	3,000,000	3,644,233
U.S. Treasury Notes
0.75%, 02/28/18 (c)	12,000,000	11,685,000
0.63%, 04/30/18 (c)	45,000,000	43,396,876
1.63%, 11/15/22 (c)	8,000,000	7,221,250

Total U.S. Treasury Notes (cost $68,118,519)		65,947,359

Yankee Dollars 1.0%
Energy Equipment & Services 0.4%
Weatherford International Ltd., 6.50%, 08/01/36	4,700,000	4,913,817

Metals & Mining 0.2%
Xstrata Canada Corp., 6.00%, 10/15/15	2,740,000	2,966,326

Oil, Gas & Consumable Fuels 0.2%
Nexen, Inc., 7.40%, 05/01/28	2,000,000	2,427,550

Pharmaceuticals 0.2%
Teva Pharmaceutical Finance III BV, 0.75%, 03/21/14 (b)	3,300,000	3,302,166

Total Yankee Dollars (cost $13,099,964)		13,609,859

Mutual Fund 2.0%

	Shares	Market Value

Money Market Fund 2.0%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (f)	27,824,246	$27,824,246

Total Mutual Fund (cost $27,824,246)		27,824,246

Repurchase Agreements 0.9%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $9,449,620, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $9,638,610. (g)	$9,449,618	9,449,618
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $3,000,047, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $3,060,000. (g)	3,000,000	3,000,000

Total Repurchase Agreements (cost $12,449,618)		12,449,618

Total Investments (cost $1,375,807,713) (h) — 100.1%		1,384,630,183

Liabilities in excess of other assets — (0.1)%		(1,426,143)

NET ASSETS — 100.0%		$1,383,204,040

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $212,702,245 which represents 15.38% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date.

15

Statement of Investments (Continued)

December 31, 2013

NVIT Core Bond Fund (Continued)

(c)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $101,305,208, which was collateralized by repurchase agreements with a value of $12,449,618 and $91,895,795 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 36.21%, and maturity dates ranging from 01/01/14 - 11/20/63, a total value of $104,345,413.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date reflects the next call date.

(e)	Principal amounts are not adjusted for inflation.

(f)	Represents 7-day effective yield as of December 31, 2013.

(g)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $12,449,618.

(h)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

AID	Agency for International Development

BA	Limited

BV	Private Limited Liability Company

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

December 31, 2013

NVIT Core Bond Fund
Assets:
Investments, at value* (cost $1,363,358,095)	$1,372,180,565
Repurchase agreements, at value and cost	12,449,618

Total Investments	1,384,630,183

Interest and dividends receivable	10,713,368
Security lending income receivable	9,063
Receivable for capital shares issued	1,169,159
Prepaid expenses	2,657

Total Assets	1,396,524,430

Liabilities:
Payable for capital shares redeemed	295,495
Payable upon return of securities loaned (Note 2)	12,449,618
Accrued expenses and other payables:
Investment advisory fees	460,562
Fund administration fees	35,876
Distribution fees	23,870
Administrative servicing fees	13,575
Accounting and transfer agent fees	2,873
Trustee fees	1,401
Custodian fees	7,626
Compliance program costs (Note 3)	20
Professional fees	14,665
Printing fees	14,505
Other	304

Total Liabilities	13,320,390

Net Assets	$1,383,204,040

Represented by:
Capital	$1,371,730,815
Accumulated undistributed net investment income	2,846,169
Accumulated net realized losses from investment transactions	(195,414)
Net unrealized appreciation/(depreciation) from investments	8,822,470

Net Assets	$1,383,204,040

*	Includes value of securities on loan of $101,305,208 (Note 2).

17

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Core Bond Fund
Net Assets:
Class I Shares	$13,398,109
Class II Shares	111,094,728
Class Y Shares	1,258,711,203

Total	$1,383,204,040

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,253,088
Class II Shares	10,421,718
Class Y Shares	117,800,269

Total	129,475,075

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.69
Class II Shares	$10.66
Class Y Shares	$10.69

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Year Ended December 31, 2013

NVIT Core Bond Fund
INVESTMENT INCOME:
Interest income	$41,697,903
Income from securities lending (Note 2)	125,122
Dividend income	20,523

Total Income	41,843,548

EXPENSES:
Investment advisory fees	5,058,951
Fund administration fees	394,773
Distribution fees Class II Shares	289,096
Administrative servicing fees Class I Shares	24,328
Administrative servicing fees Class II Shares	173,458
Professional fees	75,865
Printing fees	20,039
Trustee fees	45,119
Custodian fees	47,400
Accounting and transfer agent fees	11,518
Compliance program costs (Note 3)	4,348
Other	28,354

Total expenses before earnings credit	6,173,249

Earnings credit (Note 5)	(1,675)

Net Expenses	6,171,574

NET INVESTMENT INCOME	35,671,974

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,279,392
Net change in unrealized appreciation/(depreciation) from investments	(61,386,325)

Net realized/unrealized losses from investments	(59,106,933)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,434,959)

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	NVIT Core Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$35,671,974	$35,294,765
Net realized gains from investment transactions	2,279,392	16,328,097
Net change in unrealized appreciation/(depreciation) from investments	(61,386,325)	34,293,553

Change in net assets resulting from operations	(23,434,959)	85,916,415

Distributions to Shareholders From:
Net investment income:
Class I	(338,733)	(605,124)
Class II	(2,700,809)	(3,374,100)
Class Y	(34,948,419)	(32,968,841)
Net realized gains:
Class I	(155,358)	(118,449)
Class II	(1,185,543)	(800,992)
Class Y	(12,746,076)	(6,456,357)

Change in net assets from shareholder distributions	(52,074,938)	(44,323,863)

Change in net assets from capital transactions	261,937,825	101,649,549

Change in net assets	186,427,928	143,242,101

Net Assets:
Beginning of year	1,196,776,112	1,053,534,011

End of year	$1,383,204,040	$1,196,776,112

Accumulated undistributed net investment income at end of year	$2,846,169	$2,688,946

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,260,451	$9,257,650
Dividends reinvested	494,091	723,573
Cost of shares redeemed	(11,333,011)	(11,290,577)

Total Class I Shares	(5,578,469)	(1,309,354)

Class II Shares
Proceeds from shares issued	12,736,715	17,042,645
Dividends reinvested	3,886,352	4,175,092
Cost of shares redeemed	(20,065,358)	(34,524,178)

Total Class II Shares	(3,442,291)	(13,306,441)

Class Y Shares
Proceeds from shares issued	246,672,465	162,570,184
Dividends reinvested	47,694,495	39,425,198
Cost of shares redeemed	(23,408,375)	(85,730,038)

Total Class Y Shares	270,958,585	116,265,344

Change in net assets from capital transactions	$261,937,825	$101,649,549

20

Statements of Changes in Net Assets (Continued)

	NVIT Core Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	475,697	814,250
Reinvested	45,810	63,948
Redeemed	(1,023,385)	(994,177)

Total Class I Shares	(501,878)	(115,979)

Class II Shares
Issued	1,153,102	1,542,093
Reinvested	361,627	369,985
Redeemed	(1,810,602)	(3,068,730)

Total Class II Shares	(295,873)	(1,156,652)

Class Y Shares
Issued	22,089,349	14,423,187
Reinvested	4,424,181	3,483,682
Redeemed	(2,100,387)	(7,543,401)

Total Class Y Shares	24,413,143	10,363,468

Total change in shares	23,615,392	9,090,837

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Bond Fund

		Operations			Distributions							Ratios/Supplemental data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (a)
Class I Shares
Year Ended December 31, 2013 (b)	$11.31	0.30	(0.51)	(0.21)	(0.29)	(0.12)	(0.41)	–	$10.69	(1.91%	)	$13,398,109	0.60%	2.68%	0.60%	33.61%
Year Ended December 31, 2012 (b)	$10.89	0.34	0.50	0.84	(0.35)	(0.07)	(0.42)	–	$11.31	7.75%		$19,849,931	0.60%	2.99%	0.60%	44.60%
Year Ended December 31, 2011 (b)	$10.53	0.34	0.35	0.69	(0.33)	–	(0.33)	–	$10.89	6.59%		$20,380,874	0.60%	3.18%	0.60%	43.26%
Year Ended December 31, 2010 (b)	$10.21	0.34	0.38	0.72	(0.29)	(0.11)	(0.40)	–	$10.53	7.06%		$15,195,891	0.62%	3.18%	0.62%	38.76%
Year Ended December 31, 2009 (b)	$9.69	0.35	0.50	0.85	(0.28)	(0.05)	(0.33)	–	$10.21	8.78%		$13,455,339	0.65%	3.47%	0.65%	64.87%

Class II Shares
Year Ended December 31, 2013 (b)	$11.28	0.27	(0.51)	(0.24)	(0.26)	(0.12)	(0.38)	–	$10.66	(2.13%	)	$111,094,728	0.84%	2.43%	0.84%	33.61%
Year Ended December 31, 2012 (b)	$10.86	0.31	0.50	0.81	(0.32)	(0.07)	(0.39)	–	$11.28	7.48%		$120,912,530	0.85%	2.74%	0.85%	44.60%
Year Ended December 31, 2011 (b)	$10.51	0.31	0.34	0.65	(0.30)	–	(0.30)	–	$10.86	6.24%		$129,001,795	0.85%	2.92%	0.85%	43.26%
Year Ended December 31, 2010 (b)	$10.19	0.31	0.38	0.69	(0.26)	(0.11)	(0.37)	–	$10.51	6.78%		$146,037,394	0.87%	2.94%	0.87%	38.76%
Year Ended December 31, 2009 (b)	$9.67	0.31	0.52	0.83	(0.26)	(0.05)	(0.31)	–	$10.19	8.59%		$204,807,516	0.88%	3.03%	0.88%	64.87%

Class Y Shares
Year Ended December 31, 2013 (b)	$11.31	0.31	(0.50)	(0.19)	(0.31)	(0.12)	(0.43)	–	$10.69	(1.72%	)	$1,258,711,203	0.44%	2.83%	0.44%	33.61%
Year Ended December 31, 2012 (b)	$10.89	0.35	0.51	0.86	(0.37)	(0.07)	(0.44)	–	$11.31	7.91%		$1,056,013,651	0.45%	3.13%	0.45%	44.60%
Year Ended December 31, 2011 (b)	$10.53	0.36	0.34	0.70	(0.34)	–	(0.34)	–	$10.89	6.75%		$904,151,342	0.45%	3.33%	0.45%	43.26%
Year Ended December 31, 2010 (b)	$10.21	0.36	0.37	0.73	(0.30)	(0.11)	(0.41)	–	$10.53	7.22%		$609,548,016	0.46%	3.33%	0.46%	38.76%
Year Ended December 31, 2009 (b)	$9.69	0.38	0.48	0.86	(0.29)	(0.05)	(0.34)	–	$10.21	8.92%		$273,421,409	0.50%	3.69%	0.50%	64.87%

Amounts designated as “ – ” are zero or have been rounded to zero.

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

22

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

23

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

24

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$17,845,160	$—	$17,845,160
Collateralized Mortgage Obligations	—	93,506,044	—	93,506,044
Commercial Mortgage Backed Securities	—	50,443,985	—	50,443,985
Corporate Bonds	—	826,154,595	—	826,154,595
Municipal Bonds	—	27,176,638	—	27,176,638
Mutual Fund	27,824,246	—	—	27,824,246
Repurchase Agreements	—	12,449,618	—	12,449,618
Sovereign Bond	—	12,224,580	—	12,224,580
U.S. Government Mortgage Backed Agencies	—	66,328,075	—	66,328,075
U.S. Government Sponsored & Agency Obligations	—	171,120,024	—	171,120,024
U.S. Treasury Notes	—	65,947,359	—	65,947,359
Yankee Dollars	—	13,609,859	—	13,609,859
Total	$27,824,246	$1,356,805,937	$—	$1,384,630,183

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(c)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its

25

Notes to Financial Statements (Continued)

December 31, 2013

designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(d)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% — 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 — 07/15/19; total market value $510,000,029.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

26

Notes to Financial Statements (Continued)

December 31, 2013

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to paydown gains and losses, distributions redesignation, and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investment transactions
$—	$2,473,210	$(2,473,210)

Amount designated as “—” is zero or has been rounded to zero.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

27

Notes to Financial Statements (Continued)

December 31, 2013

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion and more	0.38%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the affiliated Subadviser. NFA paid the Subadviser $1,591,172 during the year ended December 31, 2013.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $394,773 in fees from the Fund under the Join Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

28

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $4,348.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, earned $197,786 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $15 and $7, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

29

Notes to Financial Statements (Continued)

December 31, 2013

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $660,218,306 and sales of $422,933,792 (excluding short-term securities).

For the year ended December 31, 2013, the Fund had purchases of $56,883,589 and sales of $19,864,953 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$46,107,047	$5,967,891	$52,074,938	$—	$52,074,938

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$40,762,546	$3,561,317	$44,323,863	$—	$44,323,863

Amount designated as “—” is zero or has been rounded to zero.

30

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$2,846,169	$—	$2,846,169	$(195,414)	$8,822,470	$11,473,225

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,375,807,713	$32,280,733	$(23,458,263)	$8,822,470

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected.

Loss Carryforward Character
Short Term	Long Term
$195,414	$—

Amount designated as “—” is zero or has been rounded to zero.

10.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Core Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Core Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

32

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund designates $5,967,891, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

33

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

34

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

35

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

37

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

38

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

39

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

40

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

41

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

42

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

43

Annual Report

December 31, 2013

NVIT Core Plus Bond Fund

AR-CPB 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, smallcapitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Core Plus Bond Fund

For the annual period ended December 31, 2013, the NVIT Core Plus Bond Fund (Class Y) registered -1.65% versus -2.02% for its benchmark, the Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Corporate Debt Funds BBB-Rated (consisting of 34 funds as of December 31, 2013) was -1.59% for the same time period.

The year ended on a fairly lackluster note, capping off a challenging period in the fixed-income market. Economic data was positive overall during the second half of the year, and rates ticked up amid uncertainties regarding when the Federal Reserve would start tapering (gradually reducing) its asset purchase program. The Fed’s decision in December 2013 to pare back its monthly purchases from $85 billion to $75 billion was somewhat of a surprise. So, too, was the central bank’s forward guidance that suggested it would no longer explicitly tie the federal funds rate to a 6.5% unemployment rate. Twelve of 17 Fed officials now expect the federal funds rate to be at or below 1% by the end of 2015, and 10 of the 17 think the rate will be at or below 2% at the end of 2016. While the fixed-income market’s initial reaction was fairly muted, rates moved higher at the end of December, with the 10-year Treasury yield surpassing 3% for the first time since July 2011.

As was the case for the year as a whole, the yield curve (a plotted graph line of the yields [or interest rates] of long-term and short-term maturity bonds) steepened during the fourth quarter. During 2013, the yield on the two-year Treasury rose 13 basis points (bps), whereas the 10-year Treasury yield increased 127 bps. Most spread sectors (non-Treasurys) modestly outperformed equal-duration Treasurys for the year. Still, aside from high-yield bonds and bank loans, the majority of spread sectors generated negative absolute returns in 2013.

The Fund outperformed its benchmark during the reporting period. Sector positioning, overall, was beneficial for Fund performance. The largest contributor to Fund results for the reporting period was the Fund’s allocation to non-agency mortgage-backed securities (MBS), which performed well, given the lack of new supply and overall positive demand. The Fund’s exposures to investment-grade and high-yield corporate bonds were additive for Fund results. In both cases, these exposures were supported by corporate profits that often exceeded expectations, overall positive economic data and solid demand from investors seeking to generate incremental yield in the low-interest-rate environment. The Fund’s allocation to commercial mortgage-backed securities (CMBS) also was a modest contributor to Fund performance during the year. Elsewhere, the Fund’s duration positioning was positive for Fund performance. In particular, having a duration that was generally shorter than the benchmark was beneficial for Fund results as rates moved meaningfully higher during the year.

The largest detractor from Fund results for the reporting period was the Fund’s allocation to Treasury Inflation-Protected Securities (TIPS), which performed poorly, given relatively modest inflation, weak demand and rising interest rates. Other modest detractors from Fund results during the reporting period were the Fund’s allocations to agency MBS, emerging market debt and agency securities.

Subadviser:

Neuberger Berman Fixed Income LLC

Portfolio Managers:

Thanos Bardas, Andrew A. Johnson and Thomas J. Marthaler

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds (which are more volatile and at a greater risk of default). Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Core Plus Bond Fund

Objective

The Fund seeks long-term total return, consistent with reasonable risk.

Highlights

•	The NVIT Core Plus Bond Fund (Class Y) registered -1.65%, outperforming the benchmark by 0.37% and underperforming the Lipper peer group by 0.06%.

•	The largest contributor to Fund results for the reporting period was the Fund’s allocation to non-agency mortgage-backed securities (MBS).

•	The largest detractor from Fund results for the reporting period was the Fund’s allocation to Treasury Inflation-Protected Securities (TIPS).

Asset Allocation†

U.S. Government Mortgage Backed Agencies	31.9%
Corporate Bonds	31.5%
U.S. Treasury Notes	20.0%
U.S. Treasury Bonds	13.1%
Commercial Mortgage Backed Securities	9.9%
Asset-Backed Securities	3.9%
Mutual Fund	2.3%
U.S. Government Sponsored & Agency Obligations	1.8%
Sovereign Bonds	1.1%
Yankee Dollar	0.1%
Liabilities in excess of other assets††	(15.6)%
100.0%

Top Industries†††

Diversified Financial Services	3.2%
Commercial Banks	2.5%
Capital Markets	2.2%
Diversified Telecommunication Services	1.9%
Media	1.5%
Home Equity	1.5%
Oil, Gas & Consumable Fuels	1.5%
Metals & Mining	1.3%
Airlines	1.2%
Health Care Providers & Services	1.1%
Other Industries	82.1%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Please refer to Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

6

Fund Overview (con’t.)	NVIT Core Plus Bond Fund

Top Holdings†††

U.S. Treasury Notes, 0.25%, 09/15/14	12.5%
U.S. Treasury Notes, 3.63%, 08/15/19	4.6%
Federal National Mortgage Association Pool TBA, 3.50%, 01/25/44	3.8%
U.S. Treasury Bonds, 6.25%, 08/15/23	3.3%
Federal Home Loan Mortgage Corp. Gold Pool TBA, 3.50%, 01/15/44	2.9%
Federal National Mortgage Association Pool TBA, 4.00%, 01/25/44	2.7%
U.S. Treasury Bonds, 6.88%, 08/15/25	2.2%
Fidelity Institutional Money Market Fund - Institutional Class	2.0%
Federal Home Loan Mortgage Corp. Gold Pool TBA, 4.00%, 01/15/44	2.0%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 04/15/17	1.8%
Other Holdings	62.2%
100.0%
†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Please refer to Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Core Plus Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	(1.77)%	7.23%	6.21%
Class II	(2.05)%	6.97%	5.95%
Class Y	(1.65)%	7.41%	6.37%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio*
Class I	0.67%
Class II	0.92%
Class Y	0.52%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Core Plus Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Core Plus Bond Fund since inception through 12/31/13 versus performance of the Barclays U.S. Aggregate Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Core Plus Bond Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,010.50	3.29	0.65
	Hypothetical	[a,b]	1,000.00	1,021.93	3.31	0.65
Class II Shares	Actual	[a]	1,000.00	1,008.60	4.56	0.90
	Hypothetical	[a,b]	1,000.00	1,020.67	4.58	0.90
Class Y Shares	Actual	[a]	1,000.00	1,011.70	2.54	0.50
	Hypothetical	[a,b]	1,000.00	1,022.68	2.55	0.50

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Core Plus Bond Fund

Asset-Backed Securities 3.9%

	Principal Amount	Market Value

Home Equity 1.7%
Accredited Mortgage Loan Trust
Series 2005-3, Class M1, 0.61%, 09/25/35 (a)	$4,255,000	$3,938,131
Series 2005-4, Class A2D, 0.48%, 12/25/35 (a)	1,576,399	1,492,637
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.36%, 01/25/36 (a)	3,844,566	3,684,931
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 0.91%, 05/25/35 (a)(b)	3,500,000	3,263,650
JP Morgan Mortgage Acquisition Trust, Series 2006-CW1, Class A4, 0.31%, 05/25/36 (a)	540,315	521,900
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.44%, 02/25/36 (a)	7,480,000	6,498,299
Residential Asset Securities Corp., Series 2004-KS5, Class MII1, 0.94%, 06/25/34 (a)	1,408,645	1,103,071
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.31%, 05/25/36 (a)	2,261,800	2,010,507

		22,513,126

Other 2.1%
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M4, 0.81%, 05/25/35 (a)	3,954,000	3,306,869
Series 2006-NC4, Class A5, 0.22%, 10/25/36 (a)	3,470,764	2,875,849
Series 2006-RFC1, Class A3, 0.31%, 05/25/36 (a)	2,643,520	2,434,402
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2, 0.53%, 01/25/36 (a)	1,410,000	1,186,706
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.26%, 03/25/47 (a)	1,986,062	1,564,722
Park Place Securities, Inc.
Series 2004-WHQ2, Class M3, 1.20%, 02/25/35 (a)	3,080,000	2,708,997
Series 2004-WWF1, Class M4, 1.81%, 12/25/34 (a)	5,460,000	4,781,576
Residential Asset Mortgage Products, Inc.
Series 2003-RS2, Class AII, 0.84%, 03/25/33 (a)	1,599,049	1,374,290
Series 2006-RZ1, Class M1, 0.56%, 03/25/36 (a)	2,700,000	2,325,335

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Structured Asset Investment Loan Trust
Series 2004-6, Class A3, 0.96%, 07/25/34 (a)	$3,051,490	$2,962,966
Series 2004-8, Class M1, 1.06%, 09/25/34 (a)	2,410,000	2,239,916

		27,761,628

Thrifts & Mortgage Finance 0.1%
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-AM1, Class A4, 0.32%, 04/25/36 (a)	1,014,481	942,521

Total Asset-Backed Securities (cost $43,300,686)		51,217,275

Commercial Mortgage Backed Securities 9.9%
Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4, 5.89%, 07/10/44 (a)	1,093,866	1,193,530
Series 2006-5, Class A4, 5.41%, 09/10/47	5,450,000	5,920,842
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	5,061,989
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4, 5.33%, 02/11/44	2,050,000	2,228,952
Series 2007-PW17, Class A4, 5.69%, 06/11/50 (a)	2,467,000	2,765,866
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	3,000,000	3,295,931
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.01%, 12/10/49 (a)	3,145,000	3,495,716
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, IO, 1.44%, 10/10/46 (a)	21,083,951	1,946,905
Series 2013-CR6, Class XB, IO, 0.64%, 03/10/46 (a)	33,000,000	1,507,615
Series 2013-LC6, Class XB, IO, 0.36%, 01/10/46 (a)(b)	30,500,000	919,980
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A3, 5.31%, 12/15/39	4,750,000	5,153,891
Series 2007-C5, Class A4, 5.70%, 09/15/40 (a)	4,120,000	4,576,725

11

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3, 5.79%, 06/15/38 (a)	$1,748,813	$1,899,099
Series 2006-C4, Class A3, 5.47%, 09/15/39	936,550	1,018,268
Series 2007-C1, Class A3, 5.38%, 02/15/40	219,226	235,874
Series 2007-C2, Class A3, 5.54%, 01/15/49 (a)	650,000	716,162
Series 2007-C3, Class A4, 5.68%, 06/15/39 (a)	2,026,743	2,238,606
Series 2007-C4, Class A4, 5.76%, 09/15/39 (a)	1,910,000	2,106,797
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4, 5.22%, 08/15/48	1,925,000	2,079,620
Series 2007-C3, Class A4, 5.77%, 05/15/46 (a)	2,250,000	2,497,257
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4, 5.74%, 12/10/49	6,825,000	7,624,487
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,465,000	4,925,872
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4, 4.76%, 07/10/39	790,952	820,681
Series 2006-GG8, Class A4, 5.56%, 11/10/39	650,000	713,333
Series 2007-GG10, Class A4, 5.80%, 08/10/45 (a)	6,450,000	7,087,800
Series 2012-GC6, Class XA, IO, 2.17%, 01/10/45 (a)(b)	13,628,594	1,623,213
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4, 5.81%, 06/12/43 (a)	1,413,620	1,533,117
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	4,998,000	5,454,993
Series 2007-CB18, Class A4, 5.44%, 06/12/47	4,000,000	4,391,724
Series 2007-CB19, Class A4, 5.71%, 02/12/49 (a)	4,840,000	5,379,068
Series 2007-LD11, Class A4, 5.81%, 06/15/49 (a)	2,000,000	2,231,125
Series 2007-LD12, Class A4, 5.88%, 02/15/51 (a)	3,515,000	3,935,909
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	4,138,000	4,543,166
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40	500,000	551,198

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, 5.17%, 12/12/49	$1,790,000	$1,940,791
Series 2007-5, Class A4, 5.38%, 08/12/48	2,000,000	2,178,597
Series 2007-7, Class A4, 5.74%, 06/12/50 (a)	3,435,000	3,809,656
Series 2007-8, Class A3, 5.89%, 08/12/49 (a)	250,000	279,409
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class XA, IO, 1.47%, 05/15/46 (a)	15,899,443	1,318,468
Morgan Stanley Capital I, Series 2007-IQ14, Class A2, 5.61%, 04/15/49	581,493	588,598
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class XA, IO, 2.17%, 08/10/49 (a)(b)	22,038,545	2,704,103
Series 2012-C4, Class XA, IO, 1.88%, 12/10/45 (a)(b)	14,187,795	1,596,083
Series 2013-C5, Class XA, IO, 1.15%, 03/10/46 (a)(b)	24,247,734	1,743,788
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4, 5.42%, 01/15/45 (a)	259,387	276,547
Series 2007-C32, Class A3, 5.73%, 06/15/49 (a)	6,155,000	6,816,221
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA, IO, 2.26%, 11/15/45 (a)(b)	12,244,632	1,502,006
Series 2013-C11, Class XA, IO, 1.51%, 03/15/45 (a)(b)	30,791,930	2,535,746
Series 2013-C12, Class XA, IO, 1.52%, 03/15/48 (a)(b)	11,910,338	1,063,393
Series 2013-C14, Class XA, IO, 0.94%, 06/15/46 (a)	18,106,338	1,064,550

Total Commercial Mortgage Backed Securities (cost $126,076,705)		131,093,267

Corporate Bonds 31.5%
Aerospace & Defense 0.7%
L-3 Communications Corp., 3.95%, 11/15/16	4,580,000	4,870,937
Northrop Grumman Corp., 1.75%, 06/01/18	4,350,000	4,258,148

		9,129,085

12

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines 1.4%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24 (b)	$5,200,000	$5,453,500
Series 2013-1, Class A, 4.00%, 01/15/27 (b)	4,980,000	4,846,163
Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.00%, 04/29/26	3,100,000	3,092,250
Continental Airlines, Inc., 6.75%, 09/15/15 (b)	270,000	278,775
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	4,260,000	4,153,500

		17,824,188

Automobiles 0.0%†
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19	370,000	409,775

Beverages 1.1%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 07/15/42	1,415,000	1,192,263
Coca-Cola Co. (The), 3.20%, 11/01/23	5,705,000	5,482,775
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18	5,960,000	5,935,109
Constellation Brands, Inc., 6.00%, 05/01/22	245,000	260,312
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	2,330,000	1,918,694

		14,789,153

Building Products 0.0%†
USG Corp., 8.38%, 10/15/18 (b)	415,000	451,313

Capital Markets 2.6%
Goldman Sachs Group, Inc. (The)
3.30%, 05/03/15	5,720,000	5,891,393
2.90%, 07/19/18	3,890,000	3,956,929
3.63%, 01/22/23	2,955,000	2,846,358
Jefferies Group, Inc.
5.13%, 04/13/18	3,025,000	3,263,492
5.13%, 01/20/23	3,820,000	3,863,783
Morgan Stanley
1.75%, 02/25/16	5,435,000	5,505,377
2.13%, 04/25/18	6,320,000	6,283,490
Nomura Holdings, Inc., 2.00%, 09/13/16	2,330,000	2,345,245

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
Walter Investment Management Corp., 7.88%, 12/15/21 (b)	$185,000	$186,850

		34,142,917

Chemicals 0.1%
Ashland, Inc., 3.88%, 04/15/18	410,000	414,613
Hexion US Finance Corp., 6.63%, 04/15/20	375,000	384,375
Huntsman International LLC
8.63%, 03/15/20	230,000	254,150
8.63%, 03/15/21	200,000	226,000

		1,279,138

Commercial Banks 2.9%
ABN AMRO Bank NV, 2.50%, 10/30/18 (b)	2,465,000	2,453,162
Bank of China (Hong Kong) Ltd., Reg. S, 5.55%, 02/11/20	750,000	802,769
BNP Paribas SA, 1.25%, 12/12/16	5,600,000	5,595,921
CIT Group, Inc.
5.00%, 05/15/17	140,000	149,800
4.25%, 08/15/17	210,000	219,450
6.63%, 04/01/18 (b)	260,000	292,500
5.50%, 02/15/19 (b)	420,000	452,550
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.75%, 12/01/43	2,980,000	3,159,026
Fifth Third Bancorp, 4.30%, 01/16/24	2,795,000	2,735,366
Finansbank AS, Reg. S, 5.15%, 11/01/17	225,000	215,969
GTB Finance BV, 6.00%, 11/08/18 (b)	230,000	225,580
HSBC USA, Inc., 2.63%, 09/24/18	5,285,000	5,378,752
Huntington National Bank (The), 1.35%, 08/02/16	2,930,000	2,931,137
KeyCorp, 2.30%, 12/13/18	2,355,000	2,336,856
Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 6.30%, 05/15/17	150,000	160,590
State Export-Import Bank of Ukraine JSC via Biz Finance PLC, 8.75%, 01/22/18	250,000	219,942
Turkiye Is Bankasi, 7.85%, 12/10/23 (b)	200,000	201,780
Wells Fargo & Co.
1.25%, 07/20/16	7,480,000	7,516,534
5.38%, 11/02/43	2,765,000	2,818,703

		37,866,387

13

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Services & Supplies 0.2%
ADT Corp. (The), 6.25%, 10/15/21 (b)	$100,000	$105,250
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	217,160	224,761
Ceridian Corp., 8.88%, 07/15/19 (b)	240,000	276,000
Iron Mountain, Inc., 7.75%, 10/01/19	375,000	418,125
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)	360,000	404,100
Knowledge Learning Corp., 7.75%, 02/01/15 (b)	190,000	186,200
RR Donnelley & Sons Co.
8.60%, 08/15/16	115,000	132,969
8.25%, 03/15/19	860,000	991,150
7.88%, 03/15/21	140,000	155,400
7.00%, 02/15/22	100,000	106,250
6.50%, 11/15/23	95,000	95,356

		3,095,561

Computers & Peripherals 0.8%
Apple, Inc., 3.85%, 05/04/43	4,915,000	4,126,329
Hewlett-Packard Co.
2.65%, 06/01/16	4,225,000	4,358,000
4.65%, 12/09/21	1,965,000	2,027,268
Seagate HDD Cayman, 7.00%, 11/01/21	230,000	253,575

		10,765,172

Construction & Engineering 0.0%†
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (b)	226,458	231,656

Construction Materials 0.0%†
Cemex Espana Luxembourg, Reg. S, 9.88%, 04/30/19	200,000	226,928

Consumer Finance 1.0%
Air Lease Corp., 3.38%, 01/15/19	4,205,000	4,226,025
Ally Financial, Inc.
3.50%, 07/18/16	210,000	215,775
5.50%, 02/15/17	395,000	426,600
6.25%, 12/01/17	420,000	469,350
8.00%, 03/15/20	235,000	280,825
Ford Motor Credit Co. LLC, 1.70%, 05/09/16	3,860,000	3,891,505
General Motors Financial Co., Inc.
2.75%, 05/15/16 (b)	215,000	217,688
4.75%, 08/15/17 (b)	240,000	255,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
International Lease Finance Corp.
8.75%, 03/15/17	$255,000	$299,625
8.88%, 09/01/17	130,000	155,025
5.88%, 04/01/19	255,000	272,850
6.25%, 05/15/19	550,000	595,375
SLM Corp.
5.50%, 01/15/19	345,000	357,438
4.88%, 06/17/19	400,000	398,640
8.00%, 03/25/20	370,000	417,378

		12,479,099

Containers & Packaging 0.0%†
Ball Corp., 5.00%, 03/15/22	130,000	128,375

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20	285,000	311,362
7.00%, 05/20/22	342,000	374,063
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18	300,000	321,750

		1,007,175

Diversified Financial Services 3.7%
Bank of America Corp.
1.50%, 10/09/15	5,555,000	5,610,379
2.00%, 01/11/18	3,180,000	3,171,912
2.60%, 01/15/19	4,280,000	4,288,765
3.30%, 01/11/23	2,040,000	1,933,440
Citigroup, Inc.
2.65%, 03/02/15	3,685,000	3,759,938
2.50%, 09/26/18	4,390,000	4,421,872
3.88%, 10/25/23	5,200,000	5,099,601
General Electric Capital Corp.
1.00%, 12/11/15	1,665,000	1,680,739
2.30%, 04/27/17	5,005,000	5,129,424
3.15%, 09/07/22	4,920,000	4,757,732
3.10%, 01/09/23	1,470,000	1,396,899
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18	145,000	150,981
JPMorgan Chase & Co.
3.45%, 03/01/16	3,705,000	3,882,854
2.00%, 08/15/17	1,770,000	1,791,831
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/01/21 (b)	55,000	56,100
Perrigo Co PLC, 2.30%, 11/08/18 (b)	2,155,000	2,128,037

		49,260,504

14

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services 2.2%
CenturyLink, Inc.
Series V, 5.63%, 04/01/20	$160,000	$164,376
Series T, 5.80%, 03/15/22	210,000	208,284
6.75%, 12/01/23	65,000	65,667
Frontier Communications Corp.
9.25%, 07/01/21	360,000	414,900
7.63%, 04/15/24	125,000	125,000
Qwest Corp.
6.75%, 12/01/21	7,755,000	8,454,173
6.88%, 09/15/33	445,000	425,531
SBA Telecommunications, Inc., 5.75%, 07/15/20	265,000	275,600
Sprint Capital Corp.
6.90%, 05/01/19	360,000	393,750
6.88%, 11/15/28	180,000	169,650
tw telecom holdings, inc.
5.38%, 10/01/22	390,000	382,200
5.38%, 10/01/22 (b)	230,000	225,400
UPC Holding BV, 9.88%, 04/15/18 (b)	175,000	188,125
UPCB Finance III Ltd., 6.63%, 07/01/20 (b)	150,000	159,374
Verizon Communications, Inc.
5.15%, 09/15/23	8,515,000	9,135,044
6.55%, 09/15/43	5,850,000	6,824,779
Virgin Media Finance PLC, 5.25%, 02/15/22	365,000	316,633
Windstream Corp.
7.88%, 11/01/17	450,000	515,250
7.75%, 10/01/21	100,000	106,000

		28,549,736

Electric Utilities 1.2%
Dominion Resources, Inc., Series C, 4.05%, 09/15/42	3,175,000	2,656,448
Eskom Holdings SOC Ltd., 6.75%, 08/06/23 (b)	440,000	452,142
Exelon Generation Co. LLC, 4.00%, 10/01/20	6,520,000	6,509,852
Georgia Power Co., 4.30%, 03/15/42	2,065,000	1,860,618
Ipalco Enterprises, Inc., 5.00%, 05/01/18	310,000	324,725
Pacific Gas & Electric Co.
4.45%, 04/15/42	545,000	511,222
3.75%, 08/15/42	2,895,000	2,414,830
Southern California Edison Co., Series 13-A, 3.90%, 03/15/43	1,845,000	1,621,116

		16,350,953

Electrical Equipment 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 02/01/17	2,735,000	2,727,232

Corporate Bonds (continued)

	Principal Amount	Market Value

Electronic Equipment, Instruments & Components 0.0%†
Flextronics International Ltd.
4.63%, 02/15/20	$115,000	$111,838
5.00%, 02/15/23	160,000	149,600

		261,438

Energy Equipment & Services 0.0%†
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (b)	200,000	197,117

Food & Staples Retailing 0.5%
CVS Caremark Corp., 5.30%, 12/05/43	1,995,000	2,063,641
Kroger Co. (The), 3.30%, 01/15/21	4,080,000	4,065,754
Rite Aid Corp., 8.00%, 08/15/20	489,000	548,903

		6,678,298

Food Products 0.2%
WM Wrigley Jr Co., 3.38%, 10/21/20 (b)	3,075,000	3,054,451

Gas Utilities 1.2%
Access Midstream Partners LP/ACMP Finance Corp.
5.88%, 04/15/21	40,000	42,600
4.88%, 05/15/23	110,000	106,150
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	310,000	331,700
El Paso Corp., 7.80%, 08/01/31	135,000	136,638
Energy Transfer Equity LP, 7.50%, 10/15/20	455,000	509,600
Energy Transfer Partners LP, 6.50%, 02/01/42	3,095,000	3,328,013
Enterprise Products Operating LLC, 4.85%, 03/15/44	1,200,000	1,128,491
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 01/15/22 (b)	140,000	142,100
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	4,465,000	4,419,679
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	210,000	223,650
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18	315,000	338,625
Sempra Energy, 4.05%, 12/01/23	2,225,000	2,197,055
Southern Star Central Corp., 6.75%, 03/01/16	430,000	432,150

15

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
TransCanada PipeLines Ltd., 3.75%, 10/16/23	$3,045,000	$2,960,695

		16,297,146

Health Care Providers & Services 1.3%
Aetna, Inc., 4.13%, 11/15/42	1,375,000	1,202,629
Biomet, Inc., 6.50%, 08/01/20	255,000	267,750
Cardinal Health, Inc., 1.70%, 03/15/18	2,605,000	2,558,602
CHS/Community Health Systems, Inc.
5.13%, 08/15/18	345,000	357,075
8.00%, 11/15/19	270,000	292,950
DaVita, Inc., 5.75%, 08/15/22	515,000	525,300
Express Scripts Holding Co.
3.50%, 11/15/16	1,840,000	1,949,763
2.65%, 02/15/17	6,285,000	6,486,922
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19 (b)	220,000	237,600
5.88%, 01/31/22 (b)	75,000	79,125
HCA, Inc.
6.25%, 02/15/21	115,000	120,750
7.50%, 02/15/22	435,000	478,500
5.88%, 03/15/22	160,000	165,600
Hologic, Inc., 6.25%, 08/01/20	390,000	411,450
Service Corp. International, 5.38%, 01/15/22 (b)	575,000	580,750
Tenet Healthcare Corp.
6.25%, 11/01/18	585,000	649,350
4.75%, 06/01/20	145,000	142,100
6.00%, 10/01/20 (b)	145,000	151,888
4.50%, 04/01/21	120,000	114,300
4.38%, 10/01/21	80,000	75,000

		16,847,404

Hotels, Restaurants & Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 08/01/18	215,000	233,275
GLP Capital LP/GLP Financing II, Inc.
4.38%, 11/01/18 (b)	75,000	76,688
4.88%, 11/01/20 (b)	115,000	115,000
5.38%, 11/01/23 (b)	105,000	102,900
Graton Economic Development Authority, 9.63%, 09/01/19 (b)	435,000	504,056
MGM Resorts International, 6.63%, 12/15/21	255,000	268,706
MTR Gaming Group, Inc., 11.50%, 08/01/19	35,000	38,938

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc.
7.50%, 04/15/21	$250,000	$272,500
7.75%, 04/01/22	215,000	234,887
PNK Finance Corp., 6.38%, 08/01/21 (b)	100,000	102,250
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	280,000	315,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 08/15/20	245,000	275,625

		2,539,825

Household Durables 0.1%
DR Horton, Inc.
4.38%, 09/15/22	130,000	120,900
5.75%, 08/15/23	170,000	172,975
Lennar Corp., 4.75%, 12/15/17	285,000	297,825
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 05/15/19	160,000	177,200
Standard Pacific Corp., 8.38%, 05/15/18	300,000	352,500

		1,121,400

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.13%, 04/15/19	265,000	282,225
7.88%, 08/15/19	380,000	420,850
5.75%, 10/15/20	210,000	214,200
6.88%, 02/15/21	145,000	156,600

		1,073,875

Independent Power Producers & Energy Traders 0.1%
PSEG Power LLC, 2.45%, 11/15/18	980,000	967,295

Industrial Conglomerates 0.0%†
Bombardier, Inc., 4.25%, 01/15/16 (b)	95,000	99,275

Information Technology Services 0.1%
First Data Corp.
7.38%, 06/15/19 (b)	400,000	428,000
6.75%, 11/01/20 (b)	225,000	232,875

		660,875

Insurance 1.1%
Allstate Corp. (The), 5.75%, 08/15/53 (a)	3,565,000	3,609,563
Berkshire Hathaway Finance Corp., 4.30%, 05/15/43	2,575,000	2,304,438

16

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Prudential Financial, Inc.
5.87%, 09/15/42 (a)	$4,920,000	$4,999,950
5.20%, 03/15/44 (a)	3,120,000	3,010,800

		13,924,751

Internet Software & Services 0.0%†
IAC/InterActiveCorp., 4.88%, 11/30/18 (b)	200,000	204,500

Machinery 0.1%
Case New Holland, Inc., 7.88%, 12/01/17	350,000	413,000
CNH Capital LLC, 3.88%, 11/01/15	145,000	149,713
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	170,000	192,100
Terex Corp. 6.50%, 04/01/20	215,000	230,050
6.00%, 05/15/21	100,000	103,250

		1,088,113

Media 1.7%
AMC Networks, Inc., 7.75%, 07/15/21	120,000	135,300
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	380,000	401,850
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 09/15/20 (b)	65,000	66,462
5.13%, 12/15/21 (b)	70,000	65,975
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	145,000	146,994
Series B, 6.50%, 11/15/22	385,000	393,181
DISH DBS Corp. 7.13%, 02/01/16	70,000	77,525
4.25%, 04/01/18	150,000	152,625
7.88%, 09/01/19	130,000	148,525
5.13%, 05/01/20	325,000	324,594
6.75%, 06/01/21	20,000	21,175
5.88%, 07/15/22	195,000	194,512
5.00%, 03/15/23	180,000	168,750
Gannett Co., Inc.
9.38%, 11/15/17	150,000	157,688
7.13%, 09/01/18	555,000	591,769
5.13%, 10/15/19 (b)	245,000	255,106
Hughes Satellite Systems Corp., 6.50%, 06/15/19	125,000	135,000
Intelsat Jackson Holdings SA, 8.50%, 11/01/19	470,000	514,650
NBCUniversal Media LLC, 6.40%, 04/30/40	2,365,000	2,726,202

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
News America, Inc., 4.00%, 10/01/23 (b)	$1,515,000	$1,497,378
Sirius XM Radio, Inc., 4.25%, 05/15/20 (b)	430,000	407,425
Telesat Canada/Telesat LLC, 6.00%, 05/15/17 (b)	255,000	265,519
Thomson Reuters Corp. 1.30%, 02/23/17	1,980,000	1,969,962
5.65%, 11/23/43	2,590,000	2,591,704
Time Warner, Inc., 6.10%, 07/15/40	2,745,000	3,003,969
Univision Communications, Inc., 6.88%, 05/15/19 (b)	555,000	595,238
Viacom, Inc., 5.85%, 09/01/43	5,610,000	5,865,558
WMG Acquisition Corp., 6.00%, 01/15/21 (b)	40,000	41,450

		22,916,086

Metals & Mining 1.6%
Alpha Natural Resources, Inc., 6.25%, 06/01/21	305,000	260,775
ArcelorMittal 5.11%, 02/25/17	75,000	80,162
5.75%, 08/05/20	225,000	237,764
6.00%, 03/01/21	140,000	147,412
6.75%, 02/25/22	95,000	103,439
7.50%, 10/15/39	95,000	92,921
Barrick Gold Corp., 4.10%, 05/01/23	2,350,000	2,121,094
Barrick North America Finance LLC, 5.75%, 05/01/43	2,600,000	2,347,314
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	3,740,000	3,753,185
Corp. Nacional del Cobre de Chile, Reg. S, 5.63%, 09/21/35	200,000	197,859
FMG Resources (August 2006) Pty Ltd., 7.00%, 11/01/15 (b)	191,000	198,162
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 03/15/23	5,825,000	5,500,256
5.45%, 03/15/43	1,920,000	1,837,521
Peabody Energy Corp. 7.38%, 11/01/16	305,000	343,887
6.00%, 11/15/18	125,000	133,438
Rio Tinto Finance USA PLC, 1.38%, 06/17/16	2,145,000	2,158,926
Steel Dynamics, Inc. 6.13%, 08/15/19	250,000	270,000
5.25%, 04/15/23	135,000	134,662
Vale SA, 5.63%, 09/11/42	865,000	777,715

		20,696,492

17

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Multiline Retail 0.3%
Wal-Mart Stores, Inc. 2.55%, 04/11/23	$1,995,000	$1,821,430
4.00%, 04/11/43	2,665,000	2,375,731

		4,197,161

Multi-Utilities & Unregulated Power 0.2%
Calpine Corp. 7.50%, 02/15/21 (b)	227,000	248,565
6.00%, 01/15/22 (b)	340,000	347,650
5.88%, 01/15/24 (b)	30,000	29,400
Majapahit Holding BV Reg. S, 7.75%, 01/20/20	100,000	109,415
Reg. S, 7.88%, 06/29/37	210,000	217,597
NRG Energy, Inc. 7.63%, 01/15/18	580,000	656,850
7.88%, 05/15/21	645,000	715,950

		2,325,427

Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp., 5.95%, 09/15/16	5,310,000	5,925,788
Antero Resources Finance Corp., 5.38%, 11/01/21 (b)	70,000	70,875
BP Capital Markets PLC, 2.75%, 05/10/23	3,320,000	3,026,790
Chesapeake Energy Corp. 9.50%, 02/15/15	285,000	309,225
6.50%, 08/15/17	275,000	310,062
5.75%, 03/15/23	90,000	93,150
Cimarex Energy Co., 5.88%, 05/01/22	245,000	259,087
CNOOC Curtis Funding No 1 Pty Ltd., 4.50%, 10/03/23 (b)	200,000	198,263
Concho Resources, Inc., 5.50%, 04/01/23	110,000	113,025
Continental Resources, Inc., 5.00%, 09/15/22	380,000	394,725
Denbury Resources, Inc., 4.63%, 07/15/23	405,000	365,513
Devon Energy Corp., 2.25%, 12/15/18	2,710,000	2,695,368
Empresa Nacional del Petroleo, Reg. S, 5.25%, 08/10/20	100,000	103,422
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	560,000	646,100
EP Energy LLC/Everest Acquisition Finance, Inc.
6.88%, 05/01/19	55,000	59,194
7.75%, 09/01/22	40,000	44,700
EXCO Resources, Inc., 7.50%, 09/15/18	95,000	90,725

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
KazMunayGas National Co. Reg. S, 9.13%, 07/02/18	$500,000	$606,041
Reg. S, 7.00%, 05/05/20	500,000	559,465
Reg. S, 6.38%, 04/09/21	250,000	270,623
Linn Energy LLC/Linn Energy Finance Corp. 7.00%, 11/01/19 (b)	160,000	161,400
8.63%, 04/15/20	705,000	763,162
7.75%, 02/01/21	225,000	237,938
Newfield Exploration Co., 5.75%, 01/30/22	410,000	422,813
Pacific Rubiales Energy Corp., Reg. S, 7.25%, 12/12/21	200,000	207,573
Pertamina Persero PT, Reg. S, 4.88%, 05/03/22	200,000	183,266
Petroleos de Venezuela SA Reg. S, 5.25%, 04/12/17	300,000	221,968
Reg. S, 9.00%, 11/17/21	400,000	299,000
Reg. S, 9.75%, 05/17/35	170,000	119,600
Reg. S, 5.50%, 04/12/37	80,000	40,696
Petroleos Mexicanos, 6.50%, 06/02/41	300,000	312,087
Range Resources Corp. 6.75%, 08/01/20	200,000	216,000
5.75%, 06/01/21	135,000	143,438
5.00%, 08/15/22	80,000	78,800
Rosetta Resources, Inc. 5.63%, 05/01/21	90,000	89,775
5.88%, 06/01/22	150,000	149,250
SandRidge Energy, Inc. 7.50%, 03/15/21	330,000	345,263
8.13%, 10/15/22	330,000	350,625
Whiting Petroleum Corp., 5.00%, 03/15/19	135,000	138,206
WPX Energy, Inc., 5.25%, 01/15/17	260,000	278,200

		20,901,201

Paper & Forest Products 0.0%†
Masco Corp., 6.13%, 10/03/16	230,000	257,706

Pharmaceuticals 0.5%
AbbVie, Inc., 4.40%, 11/06/42	1,325,000	1,247,581
Mylan, Inc. 1.35%, 11/29/16	2,425,000	2,421,938
5.40%, 11/29/43	2,015,000	2,037,404
Valeant Pharmaceuticals International 6.50%, 07/15/16 (b)	143,000	147,648
6.75%, 10/01/17 (b)	210,000	223,650
6.88%, 12/01/18 (b)	135,000	144,281

18

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
VPI Escrow Corp., 6.38%, 10/15/20 (b)	$380,000	$400,425
VPII Escrow Corp., 6.75%, 08/15/18 (b)	140,000	154,175

		6,777,102

Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp., 3.40%, 02/15/19	3,155,000	3,228,385
Corporate Office Properties LP, 3.60%, 05/15/23	2,900,000	2,628,586
EPR Properties, 5.25%, 07/15/23	4,395,000	4,296,541
Health Care REIT, Inc., 2.25%, 03/15/18	1,875,000	1,855,226
Host Hotels & Resorts LP, 6.00%, 11/01/20	355,000	387,838
Omega Healthcare Investors, Inc. 6.75%, 10/15/22	470,000	510,538
5.88%, 03/15/24	375,000	378,750
Ventas Realty LP/Ventas Capital Corp., 2.00%, 02/15/18	1,700,000	1,671,810

		14,957,674

Real Estate Management & Development 0.0%†
Realogy Group LLC, 7.63%, 01/15/20 (b)	240,000	268,800

Road & Rail 0.1%
Hertz Corp. (The) 4.25%, 04/01/18	145,000	148,262
5.88%, 10/15/20	65,000	67,275
Russian Railways via RZD Capital PLC, 5.74%, 04/03/17	400,000	433,680
United Rentals North America, Inc. 5.75%, 07/15/18	190,000	203,063
7.38%, 05/15/20	115,000	127,506

		979,786

Semiconductors & Semiconductor Equipment 0.0%†
Amkor Technology, Inc., 6.38%, 10/01/22	65,000	66,787
Freescale Semiconductor, Inc., 6.00%, 01/15/22 (b)	70,000	70,788

		137,575

Software 0.0%†
Activision Blizzard, Inc., 5.63%, 09/15/21 (b)	300,000	309,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail 0.2%
Home Depot, Inc. (The), 4.20%, 04/01/43	$1,645,000	$1,494,286
L Brands, Inc. 6.90%, 07/15/17	35,000	40,162
5.63%, 10/15/23	110,000	111,375
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	395,000	408,825

		2,054,648

Tobacco 0.8%
Altria Group, Inc., 5.38%, 01/31/44	5,630,000	5,644,070
Philip Morris International, Inc., 4.88%, 11/15/43	4,525,000	4,496,597

		10,140,667

Trading Companies & Distributors 0.0%†
Aircastle Ltd., 4.63%, 12/15/18	315,000	315,787
RSC Equipment Rental, Inc., 8.25%, 02/01/21	80,000	90,200

		405,987

Wireless Telecommunication Services 0.2%
MetroPCS Wireless, Inc., 6.25%, 04/01/21 (b)	135,000	139,725
Sprint Corp. 7.25%, 09/15/21 (b)	460,000	493,925
7.88%, 09/15/23 (b)	565,000	606,669
7.13%, 06/15/24 (b)	170,000	171,912
T-Mobile USA, Inc. 5.25%, 09/01/18 (b)	50,000	52,625
6.46%, 04/28/19	140,000	148,225
6.54%, 04/28/20	390,000	414,375
6.63%, 04/28/21	175,000	182,875
6.13%, 01/15/22	65,000	66,300
6.73%, 04/28/22	150,000	156,000
6.84%, 04/28/23	85,000	87,869
6.50%, 01/15/24	85,000	86,169

		2,606,669

Total Corporate Bonds ( cost $416,124,280)		415,662,841

Sovereign Bonds 1.1%
ARGENTINA 0.0%†
Argentine Republic Government International Bond, 2.50%, 12/31/38 (c)	6	2

ARMENIA 0.0%†
Republic of Armenia, 6.00%, 09/30/20 (b)	220,000	218,122

19

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

BAHRAIN 0.0%†
Bahrain Government International Bond, 6.13%, 08/01/23 (b)	$200,000	$206,300

BELARUS 0.0%†
Republic of Belarus, 8.95%, 01/26/18	110,000	110,249

BELIZE 0.0%†
Belize Government International Bond, Reg. S, 5.00%, 02/20/38 (c)	350,000	219,625

BERMUDA 0.0%†
Bermuda Government International Bond, 4.85%, 02/06/24 (b)	240,000	240,905

BOLIVIA 0.0%†
Bolivian Government International Bond, 5.95%, 08/22/23 (b)	430,000	422,005

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social, Reg. S, 5.50%, 07/12/20	150,000	152,340
Brazilian Government International Bond, 8.25%, 01/20/34	100,000	126,750
7.13%, 01/20/37	220,000	248,522
5.63%, 01/07/41	300,000	288,000

		815,612

COLOMBIA 0.1%
Colombia Government International Bond, 4.00%, 02/26/24	200,000	193,500
6.13%, 01/18/41	330,000	351,955

		545,455

CROATIA 0.1%
Croatia Government International Bond, Reg. S, 6.75%, 11/05/19	550,000	595,375
6.00%, 01/26/24 (b)	210,000	209,055

		804,430

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond, 6.60%, 01/28/24 (b)	130,000	130,808

Sovereign Bonds (continued)

	Principal Amount	Market Value

GHANA 0.0%†
Republic of Ghana, Reg. S, 8.50%, 10/04/17	$100,000	$106,900

HUNGARY 0.1%
Hungary Government International Bond, 4.75%, 02/03/15	300,000	307,494
6.38%, 03/29/21	100,000	107,915
5.38%, 02/21/23	200,000	197,809
5.75%, 11/22/23	328,000	322,989
7.63%, 03/29/41	310,000	333,688

		1,269,895

INDONESIA 0.1%
Indonesia Government International Bond, Reg. S, 6.88%, 01/17/18	600,000	671,100
Reg. S, 3.38%, 04/15/23	430,000	367,650

		1,038,750

IRAQ 0.1%
Republic of Iraq, Reg. S, 5.80%, 01/15/28	750,000	633,750

IVORY COAST 0.0%†
Ivory Coast Government International Bond,
Reg. S, 5.75%, 12/31/32 (c)	530,000	471,033

LATVIA 0.0%†
Republic of Latvia, Reg. S, 5.25%, 02/22/17	200,000	217,966

MEXICO 0.1%
Mexico Government International Bond, 6.75%, 09/27/34	650,000	757,303

MONGOLIA 0.1%
Development Bank of Mongolia LLC, Reg. S, 5.75%, 03/21/17	300,000	281,213
Mongolia Government International Bond, Reg. S, 4.13%, 01/05/18	300,000	271,424

		552,637

MOROCCO 0.0%†
Morocco Government International Bond, Reg. S, 4.25%, 12/11/22	200,000	185,287

20

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

PANAMA 0.0%†
Panama Government International Bond, 5.20%, 01/30/20	$150,000	$163,045
6.70%, 01/26/36	130,000	143,938

		306,983

PERU 0.0%†
Peruvian Government International Bond, 8.75%, 11/21/33	190,000	268,381

PHILIPPINES 0.0%†
Philippine Government International Bond, 6.38%, 10/23/34	400,000	475,000

		475,000

POLAND 0.0%†
Poland Government International Bond, 5.13%, 04/21/21	280,000	304,150

		304,150

ROMANIA 0.0%†
Romanian Government International Bond, Reg. S, 6.75%, 02/07/22	300,000	339,515

RUSSIA 0.1%
Russian Foreign Bond — Eurobond, Reg. S, 12.75%, 06/24/28	370,000	625,374
Reg. S, 7.50%, 03/31/30 (c)	357,500	416,130

		1,041,504

SERBIA 0.0%†
Republic of Serbia, Reg. S, 7.25%, 09/28/21	270,000	284,175

SOUTH AFRICA 0.1%
South Africa Government International Bond, 5.88%, 09/16/25	540,000	560,250

TURKEY 0.1%
Turkey Government International Bond, 7.50%, 11/07/19	200,000	223,700
7.00%, 06/05/20	150,000	163,725
6.25%, 09/26/22	200,000	205,900
7.38%, 02/05/25	150,000	161,925
6.88%, 03/17/36	170,000	166,770

		922,020

Sovereign Bonds (continued)

	Principal Amount	Market Value

UKRAINE 0.0%†
Ukraine Government International Bond, Reg. S, 9.25%, 07/24/17	$250,000	$248,578

VENEZUELA 0.0%†
Venezuela Government International Bond, Reg. S, 9.00%, 05/07/23	220,000	164,825
Reg. S, 9.25%, 05/07/28	200,000	148,000

		312,825

VIETNAM 0.0%†
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20	280,000	302,260

Total Sovereign Bonds (cost $14,793,526)		14,312,675

U.S. Government Mortgage Backed Agencies 31.9%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23	16,298	17,428
Pool# G13122 5.00%, 04/01/23	6,615	7,071
Pool# J07940 5.00%, 05/01/23	23,103	24,738
Pool# G13225 5.00%, 06/01/23	152,747	163,296
Pool# J07942 5.00%, 06/01/23	19,201	20,549
Pool# J08443 5.00%, 07/01/23	52,334	56,208
Pool# C91128 5.50%, 12/01/27	41,960	46,070
Pool# D98252 5.00%, 08/01/29	140,613	152,988
Pool# A14186 5.50%, 10/01/33	2,244	2,463
Pool# A82875 5.50%, 11/01/33	86,847	94,823
Pool# C01674 5.50%, 11/01/33	22,984	25,227
Pool# A24611 4.50%, 06/01/34	7,588	8,056
Pool# A23854 5.50%, 06/01/34	27,556	30,233
Pool# G01827 4.50%, 06/01/35	3,984	4,227
Pool# G05085 4.50%, 09/01/35	155,145	164,733

21

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08084 4.50%, 10/01/35	$93,910	$99,626
Pool# A39572
5.00%, 11/01/35	70,270	75,985
Pool# A39584
5.50%, 11/01/35	46,680	51,127
Pool# A49058
5.50%, 05/01/36	107,576	117,758
Pool# A52983
5.50%, 10/01/36	130,725	142,731
Pool# A61562
5.50%, 10/01/36	38,310	41,895
Pool# G02379
6.00%, 10/01/36	22,306	24,604
Pool# A57475
5.50%, 02/01/37	5,617	6,133
Pool# G02561
5.50%, 02/01/37	96,967	105,872
Pool# A58420
5.50%, 03/01/37	12,508	13,656
Pool# G03400
5.50%, 03/01/37	329,327	359,571
Pool# A60064
5.50%, 04/01/37	138,957	151,718
Pool# G02791
5.50%, 04/01/37	8,399	9,170
Pool# G05521
5.50%, 05/01/37	1,994,271	2,183,649
Pool# G02976
5.50%, 06/01/37	79,879	87,215
Pool# G08204
5.50%, 06/01/37	15,155	16,547
Pool# A64594
5.50%, 07/01/37	11,895	13,078
Pool# G08210
6.00%, 07/01/37	153,042	168,807
Pool# A65518
6.00%, 09/01/37	133,850	147,638
Pool# A68546
5.50%, 11/01/37	86,805	94,776
Pool# G03432
5.50%, 11/01/37	87,804	95,867
Pool# A69653
5.50%, 12/01/37	28,353	30,957
Pool# A70591
5.50%, 12/01/37	118,202	129,057
Pool# G03616
6.00%, 12/01/37	42,666	47,061
Pool# G04774
4.50%, 01/01/38	82,429	87,471
Pool# A71374
5.50%, 01/01/38	23,775	25,981

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A71604
5.50%, 01/01/38	$351,299	$383,561
Pool# A72378
5.50%, 01/01/38	323,492	353,200
Pool# G03927
5.50%, 01/01/38	22,362	24,415
Pool# A73996
5.50%, 02/01/38	372,682	406,908
Pool# G03812
5.50%, 02/01/38	1,350,154	1,474,146
Pool# G03964
5.50%, 02/01/38	135,758	148,226
Pool# A72499
6.00%, 02/01/38	22,207	24,494
Pool# A75432
5.50%, 03/01/38	263,750	288,632
Pool# G04220
5.50%, 03/01/38	35,357	38,604
Pool# G08256
5.50%, 03/01/38	17,075	18,643
Pool# G04156
6.00%, 03/01/38	35,835	39,526
Pool# A75830
5.50%, 04/01/38	198,280	217,202
Pool# A76127
5.50%, 04/01/38	503,567	549,812
Pool# A76483
5.50%, 04/01/38	262,621	286,739
Pool# G04248
5.50%, 04/01/38	279,621	305,300
Pool# G08263
5.50%, 04/01/38	23,282	25,420
Pool# A76211
6.00%, 04/01/38	4,170	4,599
Pool# A76939
5.50%, 05/01/38	25,324	27,650
Pool# A77057
5.50%, 05/01/38	22,090	24,119
Pool# A77208
5.50%, 05/01/38	48,856	53,342
Pool# A77796
5.50%, 05/01/38	764,863	835,105
Pool# G04305
5.50%, 05/01/38	424,159	463,112
Pool# A77648
5.50%, 06/01/38	9,611	10,493
Pool# A77937
5.50%, 06/01/38	175,253	191,347
Pool# A78624
5.50%, 06/01/38	165,004	180,157
Pool# G04458
5.50%, 06/01/38	100,802	110,060

22

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A78076
6.00%, 06/01/38	$64,903	$71,589
Pool# A78454
6.00%, 06/01/38	50,684	55,905
Pool# A78982
5.50%, 07/01/38	52,562	57,389
Pool# A79018
5.50%, 07/01/38	113,385	123,798
Pool# A79806
5.50%, 07/01/38	19,282	21,053
Pool# A79816
5.50%, 07/01/38	23,322	25,464
Pool# G04471
5.50%, 07/01/38	126,863	138,513
Pool# A80779
5.50%, 08/01/38	92,400	100,885
Pool# A81743
5.50%, 09/01/38	77,942	85,099
Pool# A82093
5.50%, 09/01/38	38,912	42,509
Pool# A82207
5.50%, 09/01/38	3,101	3,386
Pool# A82609
5.50%, 09/01/38	34,067	37,196
Pool# A82656
5.50%, 10/01/38	14,874	16,240
Pool# A82703
5.50%, 10/01/38	16,430	17,939
Pool# G04847
5.50%, 10/01/38	154,587	168,784
Pool# G05979
5.50%, 10/01/38	33,028	36,061
Pool# A82757
5.50%, 11/01/38	218,532	238,602
Pool# A82787
5.50%, 11/01/38	843,501	920,965
Pool# A83032
5.50%, 11/01/38	32,859	35,877
Pool# A83066
5.50%, 11/01/38	5,068	5,533
Pool# A83071
5.50%, 11/01/38	6,162	6,728
Pool# A83596
5.50%, 12/01/38	102,242	112,126
Pool# G08314
5.50%, 01/01/39	83,203	90,843
Pool# G08323
5.00%, 02/01/39	322,314	347,923
Pool# A84417
5.50%, 02/01/39	89,351	97,989
Pool# G05300
5.50%, 02/01/39	20,893	22,812

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05841
5.50%, 04/01/39	$42,479	$46,380
Pool# A87339
5.00%, 07/01/39	71,148	76,801
Pool# A87679
5.00%, 08/01/39	493,969	533,217
Pool# G05684
5.50%, 10/01/39	245,191	267,708
Pool# G08372
4.50%, 11/01/39	805,124	852,614
Pool# A90140 4.50%, 12/01/39	58,167	61,597
Pool# G06020 5.50%, 12/01/39	1,424,554	1,555,380
Pool# G05813 6.00%, 12/01/39	72,048	79,470
Pool# G05923 5.50%, 02/01/40	165,147	180,313
Pool# G06031 5.50%, 03/01/40	54,252	59,234
Pool# A91997 5.00%, 04/01/40	202,033	218,085
Pool# G05849 4.50%, 05/01/40	1,329,211	1,407,614
Pool# G06193 5.50%, 05/01/40	232,400	253,742
Pool# A92458 5.00%, 06/01/40	93,398	100,819
Pool# G08402 5.00%, 06/01/40	315,744	340,831
Pool# A92764 5.50%, 06/01/40	113,810	124,262
Pool# G06412 5.50%, 07/01/40	2,847,158	3,108,630
Pool# A94604 4.00%, 10/01/40	98,283	101,094
Pool# A94833 4.00%, 11/01/40	6,110,663	6,293,984
Pool# A95258 4.00%, 11/01/40	655,781	674,533
Pool# A95230 4.00%, 12/01/40	2,180,109	2,244,490
Pool# A95796 4.00%, 12/01/40	433,965	446,509
Pool# A97055 4.00%, 02/01/41	139,672	143,666
Pool# A97294 4.00%, 02/01/41	583,500	600,184
Pool# A97046 4.50%, 02/01/41	370,734	392,601
Pool# A97618 4.50%, 03/01/41	15,870	16,806

23

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A97932 4.00%, 04/01/41	$604,531	$621,816
Pool# A97942 4.50%, 04/01/41	484,583	513,166
Pool# Q00131 4.50%, 04/01/41	352,684	373,487
Pool# Q00456 4.50%, 04/01/41	4,757,100	5,037,695
Pool# Q00950 5.00%, 05/01/41	1,491,994	1,610,537
Pool# Q01181 4.50%, 06/01/41	37,022	39,205
Pool# Q01198 5.50%, 06/01/41	51,574	56,955
Pool# Q01759 4.50%, 07/01/41	6,092,717	6,453,996
Pool# Z40047 4.00%, 10/01/41	597,471	614,555
Pool# Q06344 4.00%, 02/01/42	4,644,475	4,779,455
Pool# G08479 3.50%, 03/01/42	689,568	684,719
Pool# Q08997 3.50%, 06/01/42	1,355,861	1,346,752
Pool# C09004 3.50%, 07/01/42	1,614,926	1,603,571
Pool# G07083 4.00%, 07/01/42	679,986	699,535
Pool# Q09896 3.50%, 08/01/42	858,633	852,596
Pool# Q11095 3.50%, 09/01/42	679,525	674,748
Pool# Q11348 3.50%, 09/01/42	2,523,289	2,505,548
Pool# G07155 4.00%, 10/01/42	5,726,813	5,890,564
Pool# Q13765 4.00%, 12/01/42	611,284	629,814
Pool# Q16893 3.50%, 04/01/43	1,556,988	1,546,041
Pool# Q17389 3.50%, 04/01/43	1,616,474	1,606,372
Pool# Q17648 3.50%, 04/01/43	1,911,428	1,897,988
Pool# C09039 3.50%, 05/01/43	2,385,254	2,368,482
Pool# C09042 3.50%, 05/01/43	725,016	719,918
Pool# Q18305 3.50%, 05/01/43	1,605,690	1,594,400
Pool# Q18524 3.50%, 05/01/43	2,383,552	2,366,793

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G07405 4.00%, 06/01/43	$649,751	$668,330
Pool# Q19480 4.00%, 06/01/43	5,129,681	5,279,565
Pool# Q19607 4.00%, 07/01/43	897,218	922,873
Pool# Q20857 3.50%, 08/01/43	1,224,524	1,217,444
Pool# Q20860 3.50%, 08/01/43	1,482,233	1,471,812
Pool# Q20680 4.00%, 10/01/43	1,045,726	1,075,628
Pool# G08558 4.00%, 11/01/43	520,000	534,869
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 01/15/44	44,780,000	44,416,163
4.00%, 01/15/44	29,165,000	29,971,593
4.50%, 01/15/44	3,820,000	4,044,425
Federal National Mortgage Association
Pool# 797494 4.50%, 03/01/35	5,356	5,691
Pool# AA0920 5.50%, 08/01/37	3,061,752	3,364,459
Pool# AE2691 4.50%, 12/01/40	4,445,393	4,715,069
Pool# AH4772 4.50%, 01/01/41	780,467	827,813
Pool# AL0791 4.00%, 02/01/41	1,082,094	1,117,093
Pool# AH4038 4.50%, 04/01/41	1,149,231	1,220,205
Pool# AL0160 4.50%, 05/01/41	22,902	24,291
Pool# AI3506 4.50%, 06/01/41	74,614	79,222
Pool# AI6168 4.50%, 07/01/41	904,266	959,123
Pool# AH1727 4.50%, 08/01/41	286,433	303,809
Pool# AI8193 4.50%, 08/01/41	954,801	1,012,723
Pool# AB3505 4.00%, 09/01/41	3,377,145	3,486,375
Pool# AJ5269 4.00%, 11/01/41	5,861,406	6,045,490
Pool# AL1431 4.50%, 11/01/41	4,115,256	4,364,904
Pool# AJ7686 4.00%, 12/01/41	6,712,068	6,930,210
Pool# AL1354 4.50%, 01/01/42	3,927,267	4,165,511

24

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association (continued)
Pool# AK6846 3.50%, 04/01/42	$1,701,865	$1,693,888
Pool# AR9283 3.50%, 04/01/43	575,597	572,899
Pool# AT1001 3.50%, 04/01/43	985,653	981,649
Pool# AS0212 3.50%, 08/01/43	3,540,526	3,525,036
Pool# AU0949 3.50%, 08/01/43	1,717,992	1,712,623
Pool# AU3742 3.50%, 08/01/43	1,481,334	1,474,853
Pool# AS0225 4.00%, 08/01/43	5,926,835	6,116,678
Pool# MA1600 3.50%, 10/01/43	3,579,436	3,562,658
Federal National Mortgage Association Pool
Pool# 969941 5.00%, 03/01/23	62,811	67,081
Pool# 982885 5.00%, 05/01/23	15,150	16,213
Pool# 975884 5.00%, 06/01/23	8,396	8,959
Pool# 987214 5.00%, 07/01/23	3,214	3,430
Pool# 976243 5.00%, 08/01/23	10,195	10,883
Pool# 987456 5.00%, 08/01/23	17,951	19,234
Pool# 965102 5.00%, 09/01/23	7,434	7,950
Pool# 988300 5.00%, 09/01/23	14,273	15,265
Pool# 256640 5.50%, 03/01/27	57,993	63,672
Pool# 256676 5.50%, 04/01/27	63,690	69,927
Pool# 256896 5.50%, 09/01/27	46,771	51,351
Pool# 257075 5.50%, 02/01/28	56,472	62,002
Pool# 257282 5.50%, 07/01/28	289,556	317,912
Pool# 257367 5.50%, 09/01/28	108,332	118,941
Pool# 257451 5.50%, 11/01/28	22,872	25,112
Pool# 995477 5.50%, 01/01/29	58,990	64,767
Pool# 930997 4.50%, 04/01/29	295,079	315,839

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AL0869 4.50%, 06/01/29	$166,505	$178,219
Pool# MA0097 5.00%, 06/01/29	186,295	202,690
Pool# 932716 5.00%, 04/01/30	27,312	29,724
Pool# MA0436 5.50%, 04/01/30	175,461	193,467
Pool# AD7853 4.50%, 06/01/30	779,483	835,782
Pool# 720679 5.00%, 06/01/33	18,315	19,886
Pool# 733400 4.50%, 08/01/33	194,783	207,568
Pool# 310100 5.00%, 08/01/33	478,540	519,608
Pool# 738166 5.00%, 09/01/33	4,613	5,009
Pool# 725027 5.00%, 11/01/33	107,315	116,525
Pool# 745944 5.00%, 12/01/33	177,330	192,549
Pool# 725422 5.00%, 04/01/34	124,377	135,061
Pool# 794978 5.50%, 10/01/34	139,556	153,572
Pool# AD0308 5.00%, 03/01/35	1,326,990	1,440,873
Pool# 735382 5.00%, 04/01/35	298,175	323,858
Pool# 735403 5.00%, 04/01/35	1,051,951	1,142,559
Pool# 255706 5.50%, 05/01/35	7,018	7,720
Pool# 735578 5.00%, 06/01/35	544,805	591,646
Pool# 735581 5.00%, 06/01/35	2,821,444	3,064,463
Pool# 735795 5.00%, 06/01/35	1,714,178	1,861,825
Pool# 310099 5.00%, 08/01/35	3,517,341	3,820,299
Pool# 825753 5.50%, 08/01/35	44,393	48,831
Pool# 834657 5.50%, 08/01/35	7,181	7,895
Pool# 835482 5.50%, 10/01/35	35,482	39,012
Pool# 863626 5.50%, 12/01/35	55,705	61,256
Pool# 865972 5.50%, 03/01/36	76,123	83,673

25

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 891588 5.50%, 05/01/36	$222,461	$244,524
Pool# 885808 5.50%, 06/01/36	3,405	3,747
Pool# 745826 6.00%, 07/01/36	16,795	18,601
Pool# 897267 5.50%, 10/01/36	49,273	54,144
Pool# 899215 6.00%, 10/01/36	54,608	60,479
Pool# 310107 5.00%, 11/01/36	212,601	230,880
Pool# 831922 5.50%, 11/01/36	14,290	15,696
Pool# 256513 5.50%, 12/01/36	78,764	86,514
Pool# 903013 5.50%, 12/01/36	167,696	184,197
Pool# 920078 5.50%, 12/01/36	21,848	23,998
Pool# 906869 6.00%, 12/01/36	92,938	102,928
Pool# 967685 5.50%, 01/01/37	118,280	129,863
Pool# 888222 6.00%, 02/01/37	45,986	50,929
Pool# 914049 6.00%, 03/01/37	243,420	269,587
Pool# 914752 5.50%, 04/01/37	54,569	59,938
Pool# 897640 5.50%, 05/01/37	77,251	84,816
Pool# 899528 5.50%, 05/01/37	136,546	149,917
Pool# 917988 6.00%, 05/01/37	57,587	63,777
Pool# 899562 5.50%, 06/01/37	47,993	52,693
Pool# 918659 5.50%, 06/01/37	203,003	223,073
Pool# 915639 6.00%, 06/01/37	170,409	188,728
Pool# 939984 6.00%, 06/01/37	131,033	145,119
Pool# 938175 5.50%, 07/01/37	21,899	24,043
Pool# 899598 6.00%, 07/01/37	16,696	18,491
Pool# 928483 6.00%, 07/01/37	81,381	90,130
Pool# 942052 6.00%, 07/01/37	63,422	70,240

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 944526 6.00%, 07/01/37	$40,134	$44,449
Pool# 942290 5.50%, 08/01/37	76,318	83,792
Pool# 945218 5.50%, 08/01/37	9,950	10,925
Pool# 936895 6.00%, 08/01/37	7,484	8,289
Pool# 952277 5.50%, 09/01/37	1,631	1,791
Pool# 952276 6.00%, 09/01/37	176,786	195,791
Pool# 933131 5.50%, 10/01/37	43,070	47,288
Pool# 943640 5.50%, 10/01/37	3,720	4,084
Pool# 946923 6.00%, 10/01/37	187,029	207,135
Pool# 955770 6.00%, 10/01/37	17,291	19,150
Pool# 960117 5.50%, 11/01/37	1,937	2,127
Pool# 933166 6.00%, 11/01/37	365,403	404,683
Pool# 956411 6.00%, 11/01/37	42,747	47,343
Pool# 959983 6.00%, 11/01/37	116,174	128,663
Pool# 959454 5.50%, 12/01/37	146,040	160,342
Pool# 967254 5.50%, 12/01/37	157,319	172,725
Pool# 929018 6.00%, 12/01/37	72,407	80,191
Pool# 966419 6.00%, 12/01/37	63,478	70,301
Pool# 961181 5.50%, 01/01/38	39,211	43,051
Pool# 961256 5.50%, 01/01/38	97,537	107,089
Pool# 961311 5.50%, 01/01/38	122,936	134,975
Pool# 961348 6.00%, 01/01/38	265,211	293,721
Pool# 965719 6.00%, 01/01/38	47,730	52,861
Pool# 960048 5.50%, 02/01/38	6,222	6,831
Pool# 969757 5.50%, 02/01/38	3,084	3,386
Pool# 969776 5.50%, 02/01/38	82,205	90,307

26

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 972404 5.50%, 02/01/38	$33,451	$36,795
Pool# 972701 5.50%, 02/01/38	33,727	37,030
Pool# 961849 5.50%, 03/01/38	74,647	81,957
Pool# 962371 5.50%, 03/01/38	78,411	86,090
Pool# 973775 5.50%, 03/01/38	57,293	62,904
Pool# 974674 5.50%, 03/01/38	53,780	59,047
Pool# 975186 5.50%, 03/01/38	124,555	136,830
Pool# 961992 6.00%, 03/01/38	131,047	145,135
Pool# 933777 5.50%, 04/01/38	24,827	27,259
Pool# 973726 6.00%, 04/01/38	312,935	346,575
Pool# 969268 5.50%, 05/01/38	7,011	7,698
Pool# 970232 5.50%, 05/01/38	13,260	14,558
Pool# 975049 5.50%, 05/01/38	101,121	111,371
Pool# 995048 5.50%, 05/01/38	196,269	215,673
Pool# 889509 6.00%, 05/01/38	88,624	98,151
Pool# 889579 6.00%, 05/01/38	155,439	172,149
Pool# 963774 5.50%, 06/01/38	224,345	246,316
Pool# 976213 5.50%, 06/01/38	8,998	9,879
Pool# 979984 5.50%, 06/01/38	66,676	73,205
Pool# 985559 5.50%, 06/01/38	197,526	216,869
Pool# 985731 5.50%, 06/01/38	40,870	44,873
Pool# 986519 5.50%, 06/01/38	10,341	11,354
Pool# 934333 5.50%, 07/01/38	293,564	322,313
Pool# 934351 5.50%, 07/01/38	42,885	47,084
Pool# 963975 5.50%, 07/01/38	146,947	161,337
Pool# 986245 5.50%, 07/01/38	14,843	16,297

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 964970 5.50%, 08/01/38	$70,989	$77,941
Pool# 975697 5.50%, 08/01/38	23,885	26,224
Pool# 986062 5.50%, 08/01/38	16,995	18,660
Pool# 925973 6.00%, 08/01/38	21,560	23,878
Pool# 983378 6.00%, 08/01/38	84,570	93,661
Pool# 970818 5.50%, 09/01/38	105,679	116,028
Pool# 986938 5.50%, 09/01/38	23,484	25,784
Pool# 970650 5.50%, 10/01/38	159,117	174,699
Pool# 990786 5.50%, 10/01/38	64,117	70,396
Pool# 992471 5.50%, 10/01/38	10,001	11,031
Pool# 930071 6.00%, 10/01/38	734,490	813,448
Pool# 991002 6.00%, 10/01/38	12,142	13,447
Pool# 992035 6.00%, 10/01/38	25,479	28,218
Pool# 934645 5.50%, 11/01/38	151,862	166,734
Pool# 934665 5.50%, 11/01/38	150,802	165,570
Pool# 970809 5.50%, 11/01/38	76,621	84,125
Pool# 985805 5.50%, 11/01/38	144,651	158,817
Pool# 930253 5.50%, 12/01/38	209,661	230,193
Pool# 934249 5.50%, 12/01/38	51,518	56,563
Pool# 970929 5.50%, 12/01/38	163,432	179,437
Pool# 991434 5.50%, 12/01/38	62,172	68,260
Pool# 992676 5.50%, 12/01/38	84,707	93,002
Pool# 992944 5.50%, 12/01/38	67,156	73,733
Pool# AA0694 5.50%, 12/01/38	110,997	121,867
Pool# AD0385 5.50%, 12/01/38	62,668	68,805
Pool# 993100 5.50%, 01/01/39	56,977	62,556

27

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 993111 5.50%, 01/01/39	$68,389	$75,086
Pool# AA1638 5.50%, 02/01/39	141,461	155,314
Pool# AD0306 5.50%, 03/01/39	25,189	27,656
Pool# 995845 5.50%, 04/01/39	3,605	3,958
Pool# 935075 6.00%, 04/01/39	74,665	83,098
Pool# AA7238 4.50%, 06/01/39	730,762	775,093
Pool# AC0017 5.50%, 09/01/39	30,966	33,998
Pool# AD0638 6.00%, 09/01/39	156,191	172,982
Pool# AB4143 4.50%, 10/01/39	38,182	40,499
Pool# 190399 5.50%, 11/01/39	23,408	25,700
Pool# 190404 4.50%, 05/01/40	306,055	324,621
Pool# AB1316 5.50%, 05/01/40	170,016	186,666
Pool# AD6432 4.50%, 06/01/40	737,600	782,345
Pool# AD7770 4.50%, 07/01/40	174,786	185,390
Pool# AD6856 5.00%, 07/01/40	12,535	13,611
Pool# AD9153 4.50%, 08/01/40	291,195	308,860
Pool# AE0217 4.50%, 08/01/40	128,392	136,180
Pool# AD5283 4.50%, 09/01/40	69,357	73,565
Pool# AE0691 4.50%, 10/01/40	210,274	223,030
Pool# AE0803 4.50%, 10/01/40	387,887	411,418
Pool# AE5471 4.50%, 10/01/40	155,243	164,661
Pool# AE6039 4.50%, 10/01/40	441,559	468,346
Pool# AH1560 4.00%, 01/01/41	860,908	887,946
Pool# AE0984 4.50%, 02/01/41	54,303	57,597
Pool# AH4709 4.50%, 04/01/41	184,827	196,040
Pool# AH9055 4.50%, 04/01/41	22,817	24,201

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AH9408 4.50%, 04/01/41	$705,000	$747,768
Pool# AH9471 4.50%, 04/01/41	1,101,617	1,169,651
Pool# AI1193 4.50%, 04/01/41	235,664	249,961
Pool# AB3194 4.50%, 06/01/41	1,503,571	1,594,784
Pool# AI2634 4.50%, 06/01/41	160,835	170,592
Pool# AI5011 4.50%, 06/01/41	470,468	499,008
Pool# AI1320 4.50%, 07/01/41	31,072	32,957
Pool# AI7784 4.50%, 07/01/41	115,985	123,021
Pool# AI3058 4.00%, 09/01/41	174,951	180,445
Pool# AJ1416 4.50%, 09/01/41	1,646,187	1,746,052
Pool# AL1547 4.50%, 11/01/41	317,200	336,443
Pool# AJ9278 3.50%, 12/01/41	1,641,324	1,633,631
Pool# AL4300 4.50%, 01/01/42	936,931	993,769
Pool# AK6743 4.00%, 03/01/42	536,546	553,397
Pool# AK6568 3.50%, 04/01/42	2,290,851	2,280,112
Pool# AL4029 4.50%, 04/01/42	877,884	931,140
Pool# AL3647 4.00%, 12/01/42	536,033	552,868
Pool# AL3714 3.50%, 01/01/43	2,711,634	2,698,923
Pool# AB8931 3.00%, 04/01/43	1,797,332	1,709,993
Pool# AS0210 3.50%, 08/01/43	2,527,721	2,517,058
Federal National Mortgage Association Pool TBA
3.00%, 01/25/44	14,005,000	13,309,127
3.50%, 01/25/44	57,475,000	57,142,725
4.00%, 01/25/44	39,795,000	41,007,506
4.50%, 01/25/44	15,750,000	16,702,384
5.00%, 01/25/44	8,925,000	9,698,965
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	32,065	36,224

28

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 689575 6.50%, 07/15/38	$34,074	$38,620

Total U.S. Government Mortgage Backed Agencies (cost $421,442,610)		421,543,587

U.S. Government Sponsored & Agency Obligations 1.8%
Federal Farm Credit Banks 1.46%, 11/19/19	2,785,000	2,637,390
Federal Home Loan Banks 5.50%, 07/15/36	5,105,000	5,918,001
Federal National Mortgage Association
1.70%, 08/28/19	2,655,000	2,544,184
1.50%, 10/23/19	1,840,000	1,754,647
1.55%, 10/29/19	6,350,000	6,000,492
1.60%, 12/24/20	4,690,000	4,290,859

Total U.S. Government Sponsored & Agency Obligations (cost $24,972,287)		23,145,573

U.S. Treasury Bonds 13.1%
U.S. Treasury Bonds
6.25%, 08/15/23	39,190,000	50,340,778
6.88%, 08/15/25	23,950,000	32,609,422
5.50%, 08/15/28	3,380,000	4,166,378
4.50%, 02/15/36	20,000	22,253
U.S. Treasury Inflation Indexed Bonds
0.50%, 04/15/15 (d)	21,250,000	23,405,230
0.13%, 04/15/17 (d)	25,565,000	27,018,061
1.13%, 01/15/21 (d)	7,785,000	8,736,166
2.38%, 01/15/25 (d)	3,195,000	4,549,885
2.00%, 01/15/26 (d)	14,020,000	18,262,908
3.88%, 04/15/29 (d)	2,135,000	4,156,752

Total U.S. Treasury Bonds (cost $181,852,796)		173,267,833

U.S. Treasury Notes 20.0%
U.S. Treasury Notes
0.25%, 09/15/14	190,000,000	190,148,428
0.63%, 11/30/17	3,785,000	3,690,375
3.63%, 08/15/19	64,450,000	70,230,359

Total U.S. Treasury Notes (cost $265,093,914)		264,069,162

Yankee Dollar 0.1%

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels 0.1%
Suncor Energy, Inc., 6.50%, 06/15/38	$1,055,000	$1,226,529

Total Yankee Dollar (cost $1,258,824)		1,226,529

Mutual Fund 2.3%

	Shares

Money Market Fund 2.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (e)	30,410,687	30,410,687

Total Mutual Fund (cost $30,410,687)		30,410,687

Total Investments (cost $1,525,326,315) (f) — 115.6%		1,525,949,429

Liabilities in excess of other assets — (15.6)%		(205,951,278)

NET ASSETS — 100.0%		$1,319,998,151

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $52,272,979 which represents 3.96% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2013.

(d)	Principal amounts are not adjusted for inflation.

(e)	Represents 7-day effective yield as of December 31, 2013.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AS	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

IO	Interest Only

29

Statement of Investments (Continued)

December 31, 2013

NVIT Core Plus Bond Fund (Continued)

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

OJSC	Open Joint Stock Company

PLC	Public Limited Company

Reg. S	Regulation S

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

TBA	To Be Announced

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
307	90 Day Eurodollar	12/19/16	$74,942,538	$(278,529)
70	U.S. Treasury Long Bond	03/20/14	8,981,875	(189,506)

			$83,924,413	$(468,035)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(708)	U.S. Treasury 10 Year Note	03/20/14	$87,117,188	$1,856,144
(205)	U.S. Treasury 2 Year Note	03/31/14	45,061,563	82,992
(493)	U.S. Treasury 5 Year Note	03/31/14	58,821,062	722,790
(95)	U.S. Treasury Ultra Bond	03/20/14	12,943,750	283,055

			$203,943,563	$2,944,981

The accompanying notes are an integral part of these financial statements.

30

Statement of Assets and Liabilities

December 31, 2013

NVIT Core Plus Bond Fund
Assets:
Investments, at value (cost $1,525,326,315)	$1,525,949,429
Cash	15,238
Interest and dividends receivable	9,072,331
Receivable for investments sold	1,760,159
Receivable for capital shares issued	989,289
Reclaims receivable	2,050
Receivable for variation margin on futures contracts	1,642,402
Prepaid expenses	2,505

Total Assets	1,539,433,403

Liabilities:
Payable for investments purchased	218,838,136
Payable for capital shares redeemed	188
Accrued expenses and other payables:
Investment advisory fees	497,990
Fund administration fees	34,376
Distribution fees	12,641
Administrative servicing fees	7,272
Accounting and transfer agent fees	7,273
Trustee fees	1,321
Custodian fees	8,747
Compliance program costs (Note 3)	37
Professional fees	15,283
Printing fees	11,845
Other	143

Total Liabilities	219,435,252

Net Assets	$1,319,998,151

Represented by:
Capital	$1,320,189,362
Accumulated undistributed net investment income	2,869,732
Accumulated net realized losses from investments, futures, and foreign currency transactions	(6,161,011)
Net unrealized appreciation/(depreciation) from investments	623,114
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	2,476,946
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	8

Net Assets	$1,319,998,151

31

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Core Plus Bond Fund
Net Assets:
Class I Shares	$1,735,406
Class II Shares	59,155,847
Class Y Shares	1,259,106,898

Total	$1,319,998,151

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	155,686
Class II Shares	5,313,704
Class Y Shares	112,743,806

Total	118,213,196

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.15
Class II Shares	$11.13
Class Y Shares	$11.17

The accompanying notes are an integral part of these financial statements.

32

Statement of Operations

For the Year Ended December 31, 2013

NVIT Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$28,419,188
Dividend income	67,068

Total Income	28,486,256

EXPENSES:
Investment advisory fees	5,419,203
Fund administration fees	376,144
Distribution fees Class II Shares	150,539
Administrative servicing fees Class I Shares	2,183
Administrative servicing fees Class II Shares	90,324
Professional fees	75,203
Printing fees	19,416
Trustee fees	43,454
Custodian fees	52,506
Accounting and transfer agent fees	40,615
Compliance program costs (Note 3)	4,134
Other	26,487

Total expenses before earnings credit	6,300,208

Earnings credit (Note 4)	(1,041)

Net Expenses	6,299,167

NET INVESTMENT INCOME	22,187,089

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(4,032,034)
Net realized gains from futures transactions (Note 2)	2,598,400
Net realized gains from foreign currency transactions (Note 2)	1,001

Net realized losses from investments, futures, and foreign currency transactions	(1,432,633)

Net change in unrealized appreciation/(depreciation) from investments	(43,375,298)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	2,319,152
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(729)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(41,056,875)

Net realized/unrealized losses from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(42,489,508)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,302,419)

The accompanying notes are an integral part of these financial statements.

33

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$22,187,089	$23,121,003
Net realized gains/(losses) from investments, futures, and foreign currency transactions	(1,432,633)	31,536,854
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(41,056,875)	21,361,999

Change in net assets resulting from operations	(20,302,419)	76,019,856

Distributions to Shareholders From:
Net investment income:
Class I	(32,109)	(45,509)
Class II	(966,277)	(1,297,317)
Class Y	(25,097,642)	(25,927,729)
Net realized gains:
Class I	(28,347)	(36,224)
Class II	(1,232,460)	(1,183,983)
Class Y	(25,224,686)	(19,077,599)

Change in net assets from shareholder distributions	(52,581,521)	(47,568,361)

Change in net assets from capital transactions	274,211,380	135,388,759

Change in net assets	201,327,440	163,840,254

Net Assets:
Beginning of year	1,118,670,711	954,830,457

End of year	$1,319,998,151	$1,118,670,711

Accumulated undistributed net investment income at end of year	$2,869,732	$3,043,001

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$960,042	$2,138,307
Dividends reinvested	60,456	81,733
Cost of shares redeemed	(1,170,343)	(1,396,054)

Total Class I Shares	(149,845)	823,986

Class II Shares
Proceeds from shares issued	15,589,904	31,976,582
Dividends reinvested	2,198,737	2,481,300
Cost of shares redeemed	(17,763,597)	(23,294,321)

Total Class II Shares	25,044	11,163,561

Class Y Shares
Proceeds from shares issued	247,187,869	163,849,940
Dividends reinvested	50,322,328	45,005,328
Cost of shares redeemed	(23,174,016)	(85,454,056)

Total Class Y Shares	274,336,181	123,401,212

Change in net assets from capital transactions	$274,211,380	$135,388,759

34

Statements of Changes in Net Assets (Continued)

	NVIT Core Plus Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	83,552	180,802
Reinvested	5,390	6,898
Redeemed	(99,685)	(117,557)

Total Class I Shares	(10,743)	70,143

Class II Shares
Issued	1,349,844	2,702,138
Reinvested	196,252	209,821
Redeemed	(1,536,062)	(1,950,767)

Total Class II Shares	10,034	961,192

Class Y Shares
Issued	21,207,830	13,825,085
Reinvested	4,474,829	3,791,139
Redeemed	(1,992,357)	(7,140,889)

Total Class Y Shares	23,690,302	10,475,335

Total change in shares	23,689,593	11,506,670

The accompanying notes are an integral part of these financial statements.

35

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$11.82	0.20	(0.41)	(0.21)	(0.22)	(0.24)	(0.46)	$11.15	(1.77%	)	$1,735,406	0.65%	1.70%	0.65%	333.09%
Year Ended December 31, 2012 (c)	$11.49	0.24	0.60	0.84	(0.28)	(0.23)	(0.51)	$11.82	7.38%		$1,966,859	0.66%	2.05%	0.66%	317.74%
Year Ended December 31, 2011 (c)	$11.10	0.29	0.41	0.70	(0.30)	(0.01)	(0.31)	$11.49	6.37%		$1,106,265	0.66%	2.53%	0.66%	368.09%
Year Ended December 31, 2010 (c)	$10.79	0.34	0.55	0.89	(0.31)	(0.27)	(0.58)	$11.10	8.35%		$624,053	0.69%	3.01%	0.69%	338.94%
Year Ended December 31, 2009 (c)	$9.78	0.46	1.15	1.61	(0.40)	(0.20)	(0.60)	$10.79	16.62%		$434,166	0.70%	4.34%	0.71%	157.56%

Class II Shares
Year Ended December 31, 2013 (c)	$11.80	0.17	(0.42)	(0.25)	(0.18)	(0.24)	(0.42)	$11.13	(2.05%	)	$59,155,847	0.90%	1.45%	0.90%	333.09%
Year Ended December 31, 2012 (c)	$11.47	0.21	0.60	0.81	(0.25)	(0.23)	(0.48)	$11.80	7.12%		$62,591,241	0.91%	1.81%	0.91%	317.74%
Year Ended December 31, 2011 (c)	$11.09	0.26	0.40	0.66	(0.27)	(0.01)	(0.28)	$11.47	6.05%		$49,816,557	0.91%	2.28%	0.91%	368.09%
Year Ended December 31, 2010 (c)	$10.78	0.31	0.56	0.87	(0.29)	(0.27)	(0.56)	$11.09	8.11%		$31,219,410	0.94%	2.78%	0.94%	338.94%
Year Ended December 31, 2009 (c)	$9.77	0.41	1.18	1.59	(0.38)	(0.20)	(0.58)	$10.78	16.44%		$18,326,170	0.95%	3.84%	0.95%	157.56%

Class Y Shares
Year Ended December 31, 2013 (c)	$11.84	0.22	(0.42)	(0.20)	(0.23)	(0.24)	(0.47)	$11.17	(1.65%	)	$1,259,106,898	0.50%	1.86%	0.50%	333.09%
Year Ended December 31, 2012 (c)	$11.50	0.26	0.61	0.87	(0.30)	(0.23)	(0.53)	$11.84	7.60%		$1,054,112,611	0.51%	2.21%	0.51%	317.74%
Year Ended December 31, 2011 (c)	$11.11	0.30	0.41	0.71	(0.31)	(0.01)	(0.32)	$11.50	6.52%		$903,907,635	0.51%	2.69%	0.51%	368.09%
Year Ended December 31, 2010 (c)	$10.80	0.35	0.56	0.91	(0.33)	(0.27)	(0.60)	$11.11	8.50%		$615,271,141	0.54%	3.15%	0.54%	338.94%
Year Ended December 31, 2009 (c)	$9.78	0.46	1.18	1.64	(0.42)	(0.20)	(0.62)	$10.80	16.89%		$274,007,824	0.55%	4.35%	0.56%	157.56%

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

36

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Core Plus Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

37

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

38

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$51,217,275	$—	$51,217,275
Commercial Mortgage Backed Securities	—	131,093,267	—	131,093,267
Corporate Bonds	—	415,662,841	—	415,662,841
Futures Contracts	2,944,981	—	—	2,944,981
Mutual Fund	30,410,687	—	—	30,410,687
Sovereign Bonds	—	14,312,675	—	14,312,675
U.S. Government Mortgage Backed Agencies	—	421,543,587	—	421,543,587
U.S. Government Sponsored & Agency Obligations	—	23,145,573	—	23,145,573
U.S. Treasury Bonds	—	173,267,833	—	173,267,833
U.S. Treasury Notes	—	264,069,162	—	264,069,162
Yankee Dollar	—	1,226,529	—	1,226,529
Total Assets	$33,355,668	$1,495,538,742	$—	$1,528,894,410
Liabilities:
Futures Contracts	(468,035)	—	—	(468,035)
Total Liabilities	$(468,035)	$—	$—	$(468,035)
Total	$32,887,633	$1,495,538,742	$—	$1,528,426,375

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to reduce exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract,

39

Notes to Financial Statements (Continued)

December 31, 2013

the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Interest rate risk	Unrealized appreciation from futures contracts	$2,944,981
Total		$2,944,981

Liabilities:
Futures Contracts*
Interest rate risk	Unrealized depreciation from futures contracts	$(468,035)
Total		$(468,035)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts Interest rate risk	$2,598,400
Total	$2,598,400

40

Notes to Financial Statements (Continued)

December 31, 2013

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Interest rate risk	$2,319,152
Total	$2,319,152

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the year ended December 31, 2013.

(d)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses, paydown gains and losses, distributions

41

Notes to Financial Statements (Continued)

December 31, 2013

redesignation and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments, futures, and foreign currency transactions
$—	$3,735,670	$(3,735,670)

Amount designated as “—” is zero or has been rounded to zero.

(g)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charges to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.

42

Notes to Financial Statements (Continued)

December 31, 2013

(“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Fixed Income, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.45%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.45%
$1 billion up to $1.5 billion	0.44%
$1.5 billion and more	0.43%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.55% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

43

Notes to Financial Statements (Continued)

December 31, 2013

During the year ended December 31, 2013, NFM earned $376,144 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $4,134.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $92,507 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5. Investment	Transactions

For the year ended December 31, 2013, the Fund had purchases of $4,859,629,759 and sales of $4,582,778,152 (excluding short-term securities).

For the year ended December 31, 2013, the Fund had purchases of $980,839,312 and sales of $903,801,345 of U.S. Government securities.

44

Notes to Financial Statements (Continued)

December 31, 2013

6. Portfolio	Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.   Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$46,842,648	$5,738,873	$52,581,521	$—	$52,581,521

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$40,992,741	$6,575,620	$47,568,361	$—	$47,568,361

Amount designated as “—” is zero or has been rounded to zero.

45

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$2,966,250	$—	$2,966,250	$(1,230,466)	$(1,926,995)	$(191,211)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,527,876,432	$22,483,613	$(24,410,616)	$(1,927,003)

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected.

Loss Carryforward Character
Short Term	Long Term
$1,230,466	$—

Amount designated as “—” is zero or has been rounded to zero.

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

46

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Core Plus Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Core Plus Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

47

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund designates $5,738,873, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

48

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from
				2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

49

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

50

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

51

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

52

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

53

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

54

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

55

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

56

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

57

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

58

Annual Report

December 31, 2013

NVIT Developing Markets Fund

AR-DMKT 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Developing Markets Fund

For the annual period ended December 31, 2013, the NVIT Developing Markets Fund (Class II) returned 0.03% versus -2.60% for its benchmark, the MSCI Emerging Markets® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Emerging Markets Funds (consisting of 82 funds as of December 31, 2013) was -1.42% for the same time period.

Investor sentiment steadily improved throughout 2013, helping many global markets to finish the year in positive territory. News that reinforced the global economic recovery helped equities rally during the first quarter. Political gridlock in the U.S. was alleviated when lawmakers agreed to extend the $16.4 trillion debt ceiling for several months. Headlines from Europe also were encouraging, as the region’s banks began early repayments of European central bank emergency three-year loans in a larger amount than economists had forecast. In Asia, Japan’s broad-based recovery continued, with Prime Minister Shinzō Abe introducing comprehensive measures, aptly named “Abenomics,” aimed at steering the country’s economy back to a path of growth.

A volatile second quarter, however, produced mixed returns. In the U.S., investors were focused on the fallout from the fiscal cliff, while unemployment hit a record high in the eurozone. China’s manufacturing sector weakened amid a cash crunch and slower U.S. and European orders, further signaling a deceleration in growth for the world’s second-largest economy. Meanwhile, Japan remained one of the few bright spots as its major manufacturers’ business confidence index reported its first positive reading in seven quarters, giving a boost to the government’s economic policies.

Signs of a strengthening global economy helped most equities generate positive returns in the third quarter. U.S. stocks rallied as positive economic data bolstered investors’ confidence, including a report from the Commerce Department that revised second-quarter gross domestic product (GDP) growth up to 2.5%. Within developed markets, the European central bank and the Bank of England maintained record-low interest rates and said they would not allow possible U.S. stimulus withdrawal and renewed eurozone tensions to derail the bloc’s recovery. In emerging markets, Chinese industrial profits soared more than 24% year over year in August, and the data revealed that some sectors had begun to experience a turnaround after months of losses, while Indian Prime Minister Manmohan Singh made a rare speech in parliament in an attempt to restore investors’ confidence in the country’s economy and to halt the rupee’s slide.

Equities ground higher during the fourth quarter, bolstered by improving global economic conditions and the U.S. Federal Reserve’s much-anticipated announcement that it would begin tapering (gradually reducing) its bond-buying program. Despite a government shutdown early in the quarter, U.S. stocks gained for the fourth straight quarter behind the continued flow of positive economic data. Within developed markets, central banks across Europe cut interest rates, as leaders attempted to boost struggling economies amid low inflation. The emerging markets continued to struggle in the fourth quarter, dealing with both the aftermath of Brazil’s economy having contracted by 0.5% in the third quarter and a seasonal liquidity squeeze in China that caused borrowing costs to surge to their highest level since the summer’s unprecedented cash crunch.

The Fund significantly outperformed its benchmark, the MSCI Emerging Markets Index, during the reporting period. On a sector basis, holdings in the consumer discretionary, health care, telecommunication services and industrials sectors boosted relative Fund returns, while selections in information technology detracted from relative Fund performance. From a country perspective, holdings in China, Thailand and Indonesia added to relative Fund returns, while holdings in Brazil, Taiwan and Turkey weighed on Fund performance.

Although emerging markets just completed a fairly disappointing year relative to developed markets, there were pockets of positivity. We believe valuations among emerging market stocks remain very attractive compared with stocks in the U.S., Japan and Europe, with many emerging market stocks trading at 15% to 25%

5

Fund Commentary (con’t.)	NVIT Developing Markets Fund

discounts to earnings and book value. After witnessing almost three years of flat earnings in these markets, many investors remain undecided on their 2014 outlook, with expectations for earnings growth hovering around 10%. A confluence of negative investor sentiment, attractive valuations and relatively subdued earnings expectations arguably positions emerging markets favorably against a backdrop of accelerating developed-market GDP growth in the U.S., Japan and Europe, as even modest improvements in corporate earnings and margins could trigger a strong response from oversold equities.

Over the past year or so, numerous countries including India, China, Mexico and the Philippines initiated meaningful market and economic policy reforms that delivered solid results over the period and should bear even more fruit in the months ahead. Several elections hang in the balance over the next three to nine months in major markets including India, Brazil and Indonesia, not to mention the recent political turmoil in Turkey and Thailand. Controversy and uncertainty can clearly impact near-term performance negatively, but also set up compelling longer-term opportunities from a valuation and earnings recovery perspective. With its balance of value and earnings momentum, the portfolio stands ready to take advantage of opportunities that may arise from near-term market volatility. In particular, we are evaluating potential investments in Turkey and Thailand, but will exercise caution on timing additions to these markets.

As we look out over the next 12 months, we have positioned the Fund with its largest overweight stances within Russia and India, offset by underweights to both South Africa and Mexico. We remain constructive on Mexico’s government reform agenda and opening of the domestic oil industry to foreign investment, but high valuations have made it more challenging to identify strong company-specific stories that haven’t priced in much of the good news.

At the sector level, compelling ideas within health care and information technology have tilted the portfolio to an overweight in these areas, while high valuations and earnings risk keep the Fund underweight to consumer staples. Although segments of the materials sector have meaningfully underperformed over the past 12 to 24 months, an ongoing deceleration in Chinese demand in conjunction with rising supply in certain commodity products has driven an ongoing underweight posture within this sector as well.

Overall, we remain constructive on prospects for continued acceleration in developed-market economies during the next 12 months. We believe this will eventually filter through to improving emerging market GDP growth, which could produce earnings expansion from fairly low levels. This would be similar to what occurred in Europe in 2013, in that the emerging market equity asset class could be viewed as the value recovery play for global equity investors in 2014. The Fund’s balance of valuation support along with solid earnings momentum and growth elements positions it well to take advantage of such a scenario.

The Fund did not employ derivatives during the reporting period.

Subadviser:

The Boston Company Asset Management, LLC

Portfolio Managers:

Sean P. Fitzgibbon, CFA and Jay Malikowski

The Fund is subject to the risks of investing in equity securities, including investing in smaller and mid-sized companies. The Fund is also subject to the risks associated with investing in foreign securities. The Fund may concentrate on specific countries, subjecting it to greater volatility than that of other mutual funds. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Developing Markets Fund

Objective

The Fund seeks long-term capital appreciation.

Highlights

•	The NVIT Developing Markets Fund (Class II) returned 0.03%, outperforming the benchmark by 2.63% and the Lipper peer group by 1.45%.

•

On a sector basis, holdings in the consumer discretionary, health care, telecommunication services and industrials sectors boosted relative Fund returns, while selections in information technology detracted from relative Fund performance.

•	From a country perspective, holdings in China, Thailand and Indonesia added to relative Fund returns, while holdings in Brazil, Taiwan and Turkey weighed on Fund performance.

Asset Allocation†

Common Stocks	95.3%
Preferred Stocks	4.3%
Mutual Fund	0.5%
Liabilities in excess of other assets	(0.1%)
100.0%

Top Industries††

Commercial Banks	21.0%
Oil, Gas & Consumable Fuels	12.2%
Semiconductors & Semiconductor Equipment	7.2%
Automobiles	6.0%
Wireless Telecommunication Services	4.6%
Information Technology Services	4.2%
Food & Staples Retailing	4.0%
Internet Software & Services	3.3%
Insurance	3.0%
Computers & Peripherals	2.7%
Other Industries	31.8%
100.0%

Top Holdings††

Samsung Electronics Co., Ltd.	3.9%
Hyundai Motor Co.	3.3%
CNOOC Ltd.	2.8%
Hana Financial Group, Inc.	2.5%
China Construction Bank Corp., H Shares	2.5%
SK Hynix Inc.	2.3%
Lukoil OAO	2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - Preference Shares	2.1%
Yandex NV, Class A	2.0%
Gazprom OAO	2.0%
Other Holdings	74.5%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Overview (con’t.)	NVIT Developing Markets Fund

Top Countries††

China	18.1%
South Korea	16.6%
Brazil	11.9%
India	10.6%
Taiwan	9.4%
Russia	9.2%
Hong Kong	5.0%
Thailand	4.1%
South Africa	3.4%
Turkey	2.4%
Other Countries	9.3%
100.0%

††	Percentages indicated are based upon total investments as of December 31, 2013.

8

Fund Performance	NVIT Developing Markets Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class II	0.03%	11.30%	8.15%

1 The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

Expense Ratios

Expense Ratio*
Class II	1.65%

*Current effective prospectus dated May 1, 2013. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)	NVIT Developing Markets Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Developing Markets Fund versus performance of the MSCI Emerging Markets® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	NVIT Developing Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Developing Markets Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class II Shares	Actual	[a]	1,000.00	1,105.60	8.54	1.61
	Hypothetical	[a,b]	1,000.00	1,017.09	8.19	1.61

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

NVIT Developing Markets Fund

Common Stocks 95.3%

	Shares	Market Value

BRAZIL 7.6%
Beverages 1.8%
AMBEV SA, ADR	212,250	$1,560,038

Diversified Financial Services 0.4%
Grupo BTG Pactual	32,100	371,989

Electric Utilities 0.8%
EDP — Energias do Brasil SA	134,700	648,022

Household Durables 0.3%
Rossi Residencial SA*	276,644	239,209

Metals & Mining 1.4%
Vale SA — Preference Shares, ADR	81,700	1,144,617

Oil, Gas & Consumable Fuels 0.9%
Petroleo Brasileiro SA	106,800	723,845

Transportation Infrastructure 1.0%
Arteris SA	102,900	830,876

Water Utilities 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo	75,400	845,643

		6,364,239

CHILE 0.6%
Commercial Banks 0.6%
Banco Santander Chile, ADR	22,510	530,561

CHINA 18.2%
Automobiles 0.9%
Great Wall Motor Co., Ltd., H Shares	142,000	786,738

Capital Markets 0.2%
China Cinda Asset Management Co. Ltd., H Shares*	328,000	204,728

Chemicals 0.3%
China BlueChemical Ltd., H Shares	432,000	270,657

Commercial Banks 2.6%
China Construction Bank Corp., H Shares	2,805,000	2,123,698

Construction & Engineering 0.3%
China Machinery Engineering Corp., H Shares	305,000	247,267

Construction Materials 1.1%
Anhui Conch Cement Co., Ltd., H Shares	255,500	950,603

Diversified Telecommunication Services 1.0%
China Telecom Corp., Ltd., H Shares	1,734,000	876,042

Health Care Equipment & Supplies 0.4%
Mindray Medical International Ltd., ADR	8,110	294,880

Independent Power Producers & Energy Traders 1.0%
China Longyuan Power Group Corp., H Shares	670,000	864,068

Insurance 1.5%
New China Life Insurance Co. Ltd., H Shares*	123,100	414,218

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Insurance (continued)
PICC Property & Casualty Co. Ltd., H Shares	586,000	$871,429

		1,285,647

Internet Software & Services 1.3%
Tencent Holdings Ltd.	16,500	1,056,453

Life Sciences Tools & Services 1.5%
WuXi PharmaTech (Cayman), Inc., ADR*	31,890	1,223,938

Machinery 1.5%
CSR Corp. Ltd., H Shares	454,000	373,385
Weichai Power Co. Ltd., H Shares	212,000	857,543

		1,230,928

Oil, Gas & Consumable Fuels 4.6%
China Petroleum & Chemical Corp., H Shares	1,096,000	899,297
China Shenhua Energy Co. Ltd., H Shares	161,000	509,527
CNOOC Ltd.	1,274,000	2,369,356

		3,778,180

		15,193,827

HONG KONG 5.0%
Auto Components 0.5%
Xinyi Glass Holdings Ltd.	494,000	436,995

Hotels, Restaurants & Leisure 1.4%
SJM Holdings Ltd.	350,000	1,176,514

Household Durables 0.9%
Haier Electronics Group Co., Ltd.	265,000	770,161

Independent Power Producers & Energy Traders 0.9%
China Resources Power Holdings Co., Ltd.	310,000	735,772

Pharmaceuticals 0.4%
Sino Biopharmaceutical Ltd.	432,000	343,409

Real Estate Management & Development 0.9%
China Overseas Land & Investment Ltd.	258,000	728,243

		4,191,094

HUNGARY 0.8%
Pharmaceuticals 0.8%
Richter Gedeon Nyrt	33,030	671,458

INDIA 10.6%
Automobiles 1.8%
Maruti Suzuki India Ltd.	38,470	1,099,060
Tata Motors Ltd.	72,500	443,421

		1,542,481

Commercial Banks 1.4%
ICICI Bank Ltd.	67,210	1,201,638

Construction Materials 0.4%
Grasim Industries Ltd., GDR	7,170	314,666

12

Statement of Investments (Continued)

December 31, 2013

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

INDIA (continued)
Information Technology Services 4.2%
HCL Technologies Ltd.	64,970	$1,327,526
Tata Consultancy Services Ltd.	33,100	1,163,335
Tech Mahindra Ltd.	32,420	964,264

		3,455,125

Metals & Mining 0.7%
Tata Steel Ltd.	90,080	619,121

Oil, Gas & Consumable Fuels 2.1%
Oil & Natural Gas Corp., Ltd.	73,610	344,127
Reliance Industries Ltd.	96,930	1,405,000

		1,749,127

		8,882,158

INDONESIA 0.6%
Commercial Banks 0.6%
Bank Negara Indonesia Persero Tbk PT	1,556,000	506,827

MALAYSIA 0.7%
Commercial Banks 0.4%
Malayan Banking Bhd	131,050	398,287

Diversified Financial Services 0.3%
AMMB Holdings Bhd	95,600	211,557

		609,844

MEXICO 2.0%
Commercial Banks 1.5%
Grupo Financiero Banorte SAB de CV, Class O	176,800	1,237,120

Food Products 0.5%
Grupo Lala SAB de CV	204,700	453,251

		1,690,371

NETHERLANDS 2.0%
Internet Software & Services 2.0%
Yandex NV, Class A*	38,550	1,663,433

PERU 0.5%
Commercial Banks 0.5%
Credicorp Ltd.	3,440	456,591

PHILIPPINES 1.0%
Commercial Banks 1.0%
Metropolitan Bank & Trust Co.	488,593	835,146

POLAND 0.6%
Electric Utilities 0.6%
Energa SA*	91,780	483,956

RUSSIA 9.2%
Commercial Banks 1.7%
Sberbank of Russia, ADR	114,700	1,441,779

Common Stocks (continued)

	Shares	Market Value

RUSSIA (continued)
Food & Staples Retailing 1.4%
Magnit OJSC	4,280	$1,204,578

Oil, Gas & Consumable Fuels 4.1%
Gazprom OAO, ADR	190,180	1,645,057
Lukoil OAO, ADR	27,940	1,763,573

		3,408,630

Wireless Telecommunication Services 2.0%
Mobile Telesystems OJSC	83,040	831,603
Mobile Telesystems OJSC, ADR	38,310	828,645

		1,660,248

		7,715,235

SOUTH AFRICA 3.4%
Diversified Financial Services 0.4%
FirstRand Ltd.	108,030	370,211

Food Products 0.4%
Tiger Brands Ltd.	14,370	366,191

Industrial Conglomerates 0.7%
Bidvest Group Ltd.	21,700	555,918

Wireless Telecommunication Services 1.9%
MTN Group Ltd.	74,500	1,542,999

		2,835,319

SOUTH KOREA 16.6%
Auto Components 0.5%
Hyundai Mobis*	1,610	448,230

Automobiles 3.3%
Hyundai Motor Co.*	12,195	2,737,372

Building Products 0.6%
Sung Kwang Bend Co. Ltd.*	19,958	506,134

Chemicals 0.9%
LG Chem Ltd.*	2,577	733,006

Commercial Banks 4.0%
BS Financial Group, Inc.*	32,240	489,817
DGB Financial Group, Inc.*	47,190	739,300
Hana Financial Group, Inc.	51,170	2,132,118

		3,361,235

Food & Staples Retailing 0.5%
E-Mart Co., Ltd.*	1,584	400,604

Semiconductors & Semiconductor Equipment 6.1%
Samsung Electronics Co., Ltd.	2,484	3,236,770
SK Hynix Inc.*	55,220	1,931,461

		5,168,231

Wireless Telecommunication Services 0.7%
SK Telecom Co. Ltd.	2,700	590,866

		13,945,678

13

Statement of Investments (Continued)

December 31, 2013

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN 9.4%
Commercial Banks 2.2%
E.Sun Financial Holding Co., Ltd.	837,900	$557,934
Mega Financial Holding Co. Ltd.	1,488,607	1,255,093

		1,813,027

Computers & Peripherals 2.7%
Catcher Technology Co., Ltd.	136,000	885,591
Compal Electronics, Inc.	884,000	677,855
Inventec Corp.	870,000	770,390

		2,333,836

Diversified Financial Services 1.0%
Fubon Financial Holding Co., Ltd.	596,300	874,553

Electronic Equipment, Instruments & Components 0.9%
Delta Electronics, Inc.	128,000	732,991

Insurance 1.5%
China Life Insurance Co., Ltd.	1,220,940	1,241,553

Semiconductors & Semiconductor Equipment 1.1%
Advanced Semiconductor Engineering, Inc.	677,000	632,450
King Yuan Electronics Co. Ltd.	394,000	271,206

		903,656

		7,899,616

THAILAND 4.1%
Chemicals 1.6%
PTT Global Chemical PCL	546,519	1,319,870

Commercial Banks 1.2%
Bangkok Bank PCL REG	42,800	232,936
Kasikornbank PCL	153,500	745,026

		977,962

Diversified Telecommunication Services 0.8%
Jasmine International PCL	3,331,200	682,786

Oil, Gas & Consumable Fuels 0.5%
PTT PCL	49,900	435,232

		3,415,850

TURKEY 2.4%
Commercial Banks 1.2%
Asya Katilim Bankasi AS*	629,980	425,418
Turkiye Halk Bankasi AS	98,910	559,582

		985,000

Industrial Conglomerates 0.7%
Enka Insaat ve Sanayi AS	211,780	593,809

Metals & Mining 0.3%
Koza Altin Isletmeleri AS	22,230	229,761

Common Stocks (continued)

	Shares	Market Value

TURKEY (continued)
Real Estate Investment Trusts (REITs) 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	185,580	$180,708

		1,989,278

Total Common Stocks (cost $74,817,652)		79,880,481

Preferred Stocks 4.3%
BRAZIL 4.3%
Commercial Banks 2.2%
Banco do Estado do Rio Grande do Sul SA — Preference Shares, Class B	61,800	330,054
Itau Unibanco Holding SA — Preference Shares	114,200	1,517,504

		1,847,558

Food & Staples Retailing 2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar — Preference Shares	39,500	1,756,467

Total Preferred Stocks (cost $4,250,684)		3,604,025

Mutual Fund 0.5%
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund —Institutional Class, 0.07% (a)	423,005	423,005

Total Mutual Fund (cost $423,005)		423,005

Total Investments (cost $79,491,341) (b) — 100.1%		83,907,511

Liabilities in excess of other assets — (0.1)%		(80,950)

NET ASSETS — 100.0%		$83,826,561

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

Bhd	Public Limited Company

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

14

Statement of Investments (Continued)

December 31, 2013

NVIT Developing Markets Fund (Continued)

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

PCL	Public Company Limited

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

December 31, 2013

NVIT Developing Markets Fund
Assets:
Investments, at value (cost $79,491,341)	$83,907,511
Cash	7,379
Foreign currencies, at value (cost $84,127)	76,288
Dividends receivable	172,197
Receivable for capital shares issued	81,584
Prepaid expenses	225

Total Assets	84,245,184

Liabilities:
Payable for capital shares redeemed	24,317
Payable for capital gain country tax	36,473
Accrued expenses and other payables:
Investment advisory fees	64,010
Fund administration fees	8,385
Distribution fees	17,821
Administrative servicing fees	184,233
Accounting and transfer agent fees	1,123
Trustee fees	92
Deferred capital gain country tax	40,165
Custodian fees	223
Compliance program costs (Note 3)	3
Professional fees	1,448
Printing fees	21,001
Other	19,329

Total Liabilities	418,623

Net Assets	$83,826,561

Represented by:
Capital	$123,764,226
Accumulated undistributed net investment income	524,140
Accumulated net realized losses from investments and foreign currency transactions	(44,831,050)
Net unrealized appreciation/(depreciation) from investments †	4,376,005
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(6,760)

Net Assets	$83,826,561

Net Assets:
Class II Shares	$83,826,561

Total	$83,826,561

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	13,437,986

Total	13,437,986

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$6.24

†	Net of $40,165 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Year Ended December 31, 2013

NVIT Developing Markets Fund
INVESTMENT INCOME:
Dividend income	$2,544,428
Foreign tax withholding	(203,538)

Total Income	2,340,890

EXPENSES:
Investment advisory fees	862,178
Fund administration fees	97,722
Distribution fees Class II Shares	226,885
Administrative servicing fees Class II Shares	226,885
Professional fees	49,172
Printing fees	20,526
Trustee fees	3,265
Custodian fees	4,385
Accounting and transfer agent fees	7,274
Compliance program costs (Note 3)	278
Other	5,873

Total expenses before earnings credit and fees waived	1,504,443

Earnings credit (Note 4)	(46)
Investment advisory fees waived (Note 3)	(48,036)

Net Expenses	1,456,361

NET INVESTMENT INCOME	884,529

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions †	6,740,447
Net realized losses from foreign currency transactions (Note 2)	(64,905)

Net realized gains from investments and foreign currency transactions	6,675,542

Net change in unrealized appreciation/(depreciation) from investments ††	(8,448,948)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(6,410)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(8,455,358)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(1,779,816)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(895,287)

†	Net of capital gain country taxes of $299,592.
††	Net of increase in deferred capital gain country tax accrual on unrealized appreciation of $150,355.

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT Developing Markets Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$884,529	$1,018,909
Net realized gains/(losses) from investments and foreign currency transactions	6,675,542	(1,294,631)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(8,455,358)	16,116,364

Change in net assets resulting from operations	(895,287)	15,840,642

Distributions to Shareholders From:
Net investment income:
Class II	(829,147)	(100,580)

Change in net assets from shareholder distributions	(829,147)	(100,580)

Change in net assets from capital transactions	(17,656,749)	(16,378,797)

Change in net assets	(19,381,183)	(638,735)

Net Assets:
Beginning of year	103,207,744	103,846,479

End of year	$83,826,561	$103,207,744

Accumulated undistributed net investment income at end of year	$524,140	$824,400

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$13,699,429	$19,615,137
Dividends reinvested	829,147	100,580
Cost of shares redeemed	(32,185,325)	(36,094,514)

Total Class II Shares	(17,656,749)	(16,378,797)

Change in net assets from capital transactions	$(17,656,749)	$(16,378,797)

SHARE TRANSACTIONS:
Class II Shares
Issued	2,175,270	3,314,363
Reinvested	133,949	16,275
Redeemed	(5,252,892)	(6,170,784)

Total Class II Shares	(2,943,673)	(2,840,146)

Total change in shares	(2,943,673)	(2,840,146)

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Developing Markets Fund

					Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover
Class II Shares
Year Ended December 31, 2013 (b)	$6.30	0.06	(0.06)	–	(0.06)	–	(0.06)	$6.24	0.03%		$83,826,561	1.61%	0.98%	1.66%	79.72%
Year Ended December 31, 2012 (b)	$5.40	0.06	0.85	0.91	(0.01)	–	(0.01)	$6.30	16.78%		$103,207,738	1.59%	0.97%	1.64%	79.73%
Year Ended December 31, 2011 (b)	$6.98	0.05	(1.61)	(1.56)	(0.01)	(0.01)	(0.02)	$5.40	(22.40%	)	$103,846,479	1.61%	0.76%	1.62%	118.92%
Year Ended December 31, 2010 (b)	$6.01	0.02	0.95	0.97	–	–	–	$6.98	16.14%		$211,160,517	1.56%	0.27%	1.56%	147.64%
Year Ended December 31, 2009 (b)	$3.75	0.03	2.29	2.32	(0.04)	(0.02)	(0.06)	$6.01	62.23%		$229,825,283	1.53%	0.58%	1.56%	124.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Developing Markets Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by unaffiliated insurance companies.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security

20

Notes to Financial Statements (Continued)

December 31, 2013

trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$885,225	$—	$885,225
Automobiles	—	5,066,591	—	5,066,591
Beverages	1,560,038	—	—	1,560,038
Building Products	—	506,134	—	506,134
Capital Markets	—	204,728	—	204,728
Chemicals	—	2,323,533	—	2,323,533
Commercial Banks	3,666,051	12,202,820	—	15,868,871
Computers & Peripherals	—	2,333,836	—	2,333,836
Construction & Engineering	—	247,267	—	247,267
Construction Materials	—	1,265,269	—	1,265,269

21

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets (continued)
Diversified Financial Services	$371,989	$1,456,321	$—	$1,828,310
Diversified Telecommunication Services	—	1,558,828	—	1,558,828
Electric Utilities	648,022	483,956	—	1,131,978
Electronic Equipment, Instruments & Components	—	732,991	—	732,991
Food & Staples Retailing	—	1,605,182	—	1,605,182
Food Products	453,251	366,191	—	819,442
Health Care Equipment & Supplies	294,880	—	—	294,880
Hotels, Restaurants & Leisure	—	1,176,514	—	1,176,514
Household Durables	239,209	770,161	—	1,009,370
Independent Power Producers & Energy Traders	—	1,599,840	—	1,599,840
Industrial Conglomerates	—	1,149,727	—	1,149,727
Information Technology Services	—	3,455,125	—	3,455,125
Insurance	—	2,527,200	—	2,527,200
Internet Software & Services	1,663,433	1,056,453	—	2,719,886
Life Sciences Tools & Services	1,223,938	—	—	1,223,938
Machinery	—	1,230,928	—	1,230,928
Metals & Mining	1,144,617	848,882	—	1,993,499
Oil, Gas & Consumable Fuels	4,132,475	5,962,539	—	10,095,014
Pharmaceuticals	—	1,014,867	—	1,014,867
Real Estate Investment Trusts (REITs)	—	180,708	—	180,708
Real Estate Management & Development	—	728,243	—	728,243
Semiconductors & Semiconductor Equipment	—	6,071,887	—	6,071,887
Transportation Infrastructure	830,876	—	—	830,876
Water Utilities	845,643	—	—	845,643
Wireless Telecommunication Services	—	3,794,113	—	3,794,113
Total Common Stocks	$17,074,422	$62,806,059	$—	$79,880,481
Mutual Fund	423,005	—	—	423,005
Preferred Stocks	3,604,025	—	—	3,604,025
Total	$21,101,452	$62,806,059	$—	$83,907,511

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

22

Notes to Financial Statements (Continued)

December 31, 2013

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales, and realized Thai capital gains tax. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Losses from Investments and Foreign Currency Transactions
$—	$(355,642)	$355,642

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

23

Notes to Financial Statements (Continued)

December 31, 2013

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013 there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

24

Notes to Financial Statements (Continued)

December 31, 2013

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $48,036, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $97,722 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $278.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $226,885 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are

25

Notes to Financial Statements (Continued)

December 31, 2013

required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $71,893,161 and sales of $89,451,205 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $961 of brokerage commissions.

26

Notes to Financial Statements (Continued)

December 31, 2013

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$829,147	$—	$829,147	$—	$829,147

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$100,580	$—	$100,580	$—	$100,580

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$524,140	$—	$524,140	$(44,139,373)	$3,677,568	$(39,937,665)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$80,183,018	$10,037,303	$(6,312,810)	$3,724,493

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$38,414,766	2017

27

Notes to Financial Statements (Continued)

December 31, 2013

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$5,724,607	$—

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $6,975,447 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Developing Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Developing Markets Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

29

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $2,867,638 or $0.2134 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $549,874 or $0.0409 per outstanding share.

30

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

31

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

32

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

33

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

34

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

35

Market Index Definitions (con’t.)

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

36

Market Index Definitions (con’t.)

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

37

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price Performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

38

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

39

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

40

Annual Report

December 31, 2013

NVIT Emerging Markets Fund

AR-EM 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Emerging Markets Fund

For the annual period ended December 31, 2013, the NVIT Emerging Markets Fund (Class I) returned 0.75% versus (-2.60%) for its benchmark, the MSCI Emerging Markets® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Emerging Markets Funds (consisting of 82 funds as of December 31, 2013) was (-1.42%) for the same time period.

Investor sentiment steadily improved throughout 2013, helping many global markets to finish the year in positive territory. News that reinforced the global economic recovery helped equities rally during the first quarter. Political gridlock in the U.S. was alleviated when lawmakers agreed to extend the $16.4 trillion debt ceiling for several months. Headlines from Europe also were encouraging, as the region’s banks began early repayments of European central bank emergency three-year loans in a larger amount than economists had forecast. In Asia, Japan’s broad-based recovery continued, with Prime Minister Shinzō Abe introducing comprehensive measures, aptly named “Abenomics,” aimed at steering the country’s economy back to a path of growth.

A volatile second quarter, however, produced mixed returns. In the U.S., investors were focused on the fallout from the fiscal cliff, while unemployment hit a record high in the eurozone. China’s manufacturing sector weakened amid a cash crunch and slower U.S. and European orders, further signaling a deceleration in growth for the world’s second-largest economy. Meanwhile, Japan remained one of the few bright spots as its major manufacturers’ business confidence index reported its first positive reading in seven quarters, giving a boost to the government’s economic policies.

Signs of a strengthening global economy helped most equities generate positive returns in the third quarter. U.S. stocks rallied as positive economic data bolstered investors’ confidence, including a report from the Commerce Department that revised second-quarter gross domestic product (GDP) growth up to 2.5%. Within developed markets, the European central bank and the Bank of England maintained record-low interest rates and said they would not allow possible U.S. stimulus withdrawal and renewed eurozone tensions to derail the bloc’s recovery. In emerging markets, Chinese industrial profits soared more than 24% year over year in August, and the data revealed that some sectors had begun to experience a turnaround after months of losses, while Indian Prime Minister Manmohan Singh made a rare speech in parliament in an attempt to restore investors’ confidence in the country’s economy and to halt the rupee’s slide.

Equities ground higher during the fourth quarter, bolstered by improving global economic conditions and the U.S. Federal Reserve’s much-anticipated announcement that it would begin tapering (gradually reducing) its bond-buying program. Despite a government shutdown early in the quarter, U.S. stocks gained for the fourth straight quarter behind the continued flow of positive economic data. Within developed markets, central banks across Europe cut interest rates, as leaders attempted to boost struggling economies amid low inflation. The emerging markets continued to struggle in the fourth quarter, dealing with both the aftermath of Brazil’s economy having contracted by 0.5% in the third quarter and a seasonal liquidity squeeze in China caused borrowing costs to surge to their highest level since the summer’s unprecedented cash crunch.

The Fund significantly outperformed its benchmark, the MSCI Emerging Markets Index, during the reporting period. On a sector basis, holdings in the consumer discretionary, health care, telecommunication services and industrials sectors boosted relative Fund returns, while selections in information technology detracted from relative Fund performance. From a country perspective, holdings in China, Thailand and Indonesia added to relative Fund returns, while holdings in Brazil, Taiwan and Turkey weighed on Fund performance.

Although emerging markets just completed a fairly disappointing year relative to developed markets, there were pockets of positivity. We believe valuations among emerging market

5

Fund Commentary (con’t.)	NVIT Emerging Markets Fund

stocks remain very attractive compared with stocks in the U.S., Japan and Europe, with many emerging market stocks trading at 15% to 25% discounts to earnings and book value. After witnessing almost three years of flat earnings in these markets, many investors remain undecided on their 2014 outlook, with expectations for earnings growth hovering around 10%. A confluence of negative investor sentiment, attractive valuations and relatively subdued earnings expectations arguably positions emerging markets favorably against a backdrop of accelerating developed-market GDP growth in the U.S., Japan and Europe, as even modest improvements in corporate earnings and margins could trigger a strong response from oversold equities.

Over the past year or so, numerous countries including India, China, Mexico and the Philippines initiated meaningful market and economic policy reforms that delivered solid results over the period and should bear even more fruit in the months ahead. Several elections hang in the balance over the next three to nine months in major markets including India, Brazil and Indonesia, not to mention the recent political turmoil in Turkey and Thailand. Controversy and uncertainty can clearly impact near-term performance negatively, but also set up compelling longer-term opportunities from a valuation and earnings recovery perspective. With its balance of value and earnings momentum, the portfolio stands ready to take advantage of opportunities that may arise from near-term market volatility. In particular, we are evaluating potential investments in Turkey and Thailand, but will exercise caution on timing additions to these markets.

As we look out over the next 12 months, we have positioned the Fund with its largest overweight stances within Russia and India, offset by underweights to both South Africa and Mexico. We remain constructive on Mexico’s government reform agenda and opening of the domestic oil industry to foreign investment, but high valuations have made it more challenging to identify strong company-specific stories that haven’t priced in much of the good news.

At the sector level, compelling ideas within health care and information technology have tilted the portfolio to an overweight in these areas, while high valuations and earnings risk keep the Fund underweight to consumer staples. Although segments of the materials sector have meaningfully underperformed over the past 12 to 24 months, an ongoing deceleration in Chinese demand in conjunction with rising supply in certain commodity products has driven an ongoing underweight posture within this sector as well.

Overall, we remain constructive on prospects for continued acceleration in developed-market economies during the next 12 months. We believe this will eventually filter through to improving emerging market GDP growth, which could produce earnings expansion from fairly low levels. This would be similar to what occurred in Europe in 2013, in that the emerging market equity asset class could be viewed as the value recovery play for global equity investors in 2014. The Fund’s balance of valuation support along with solid earnings momentum and growth elements positions it well to take advantage of such a scenario.

The portfolio did not employ derivatives during the reporting period.

Subadviser:

The Boston Company Asset Management, LLC

Portfolio Managers:

Sean P. Fitzgibbon, CFA and Jay Malikowski

The Fund is subject to the risks of investing in equity securities, including investing in smaller and mid-sized companies. The Fund is also subject to the risks associated with investing in foreign securities, including emerging market securities. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Emerging Markets Fund

Objective

The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Highlights

•	The NVIT Emerging Markets Fund (Class I) returned 0.75%, outperforming the benchmark by 3.35% and the Lipper peer group by 2.17%.

•

On a sector basis, holdings in the consumer discretionary, health care, telecommunication services and industrials sectors boosted relative Fund returns, while selections in information technology detracted from relative Fund performance.

•	From a country perspective, holdings in China, Thailand and Indonesia added to relative Fund returns, while holdings in Brazil, Taiwan and Turkey weighed on Fund performance.

Asset Allocation†

Common Stocks	92.5%
Preferred Stocks	4.2%
Exchange Traded Fund	2.4%
Mutual Fund	0.7%
Other assets in excess of liabilities	0.2%
100.0%

Top Holdings††

Samsung Electronics Co., Ltd.	3.8%
Hyundai Motor Co.	3.2%
CNOOC Ltd.	2.7%
Hana Financial Group, Inc.	2.5%
China Construction Bank Corp., H Shares	2.5%
iShares MSCI Emerging Markets ETF	2.4%
SK Hynix Inc.	2.3%
Cia Brasileira de Distribuicao Grupo Pao de Acucar—Preference Shares	2.1%
Lukoil OAO	2.0%
Yandex NV, Class A	1.9%
Other Holdings	74.6%
100.0%

Top Industries††

Commercial Banks	20.6%
Oil, Gas & Consumable Fuels	11.8%
Semiconductors & Semiconductor Equipment	7.1%
Automobiles	5.9%
Wireless Telecommunication Services	4.5%
Information Technology Services	3.9%
Food & Staples Retailing	3.9%
Internet Software & Services	3.1%
Insurance	2.9%
Computers & Peripherals	2.8%
Other Industries	33.5%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Overview (con’t.)	NVIT Emerging Markets Fund

Top Countries††

China	17.8%
South Korea	16.3%
Brazil	11.5%
India	10.3%
Taiwan	9.2%
Russia	8.8%
Hong Kong	4.8%
Thailand	4.0%
South Africa	3.3%
United States	3.1%
Other Countries	10.9%
100.0%

††	Percentages indicated are based upon total investments as of December 31, 2013.

8

Fund Performance	NVIT Emerging Markets Fund

Average Annual Total Return1

(For periods ended December 31, 2013)
	1 Yr.	5 Yr.	10 Yr.
Class I	0.75%	11.70%	8.88%
Class II	0.43%	11.45%	8.60%
Class III	0.75%	11.74%	8.87%
Class VI2	0.45%	11.43%	8.68%

Expense Ratios

Expense Ratio*
Class I	1.25%
Class II	1.50%
Class III	1.25%
Class VI	1.50%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of Class VI shares (April 28, 2004), are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. Class VI shares’ annual returns have been restated to reflect the additional fees applicable to Class VI shares and therefore are lower than those of Class I. For Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class VI shares would have been lower.

9

Fund Performance (con’t.)	NVIT Emerging Markets Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Emerging Markets Fund versus performance of the MSCI Emerging Markets® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book

10

Shareholder Expense Example	NVIT Emerging Markets Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013)

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Emerging Markets Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,107.50	6.37	1.20
	Hypothetical	[a,b]	1,000.00	1,019.16	6.11	1.20
Class II Shares	Actual	[a]	1,000.00	1,106.20	7.70	1.45
	Hypothetical	[a,b]	1,000.00	1,017.90	7.38	1.45
Class III Shares	Actual	[a]	1,000.00	1,107.70	6.38	1.20
	Hypothetical	[a,b]	1,000.00	1,019.16	6.11	1.20
Class VI Shares	Actual	[a]	1,000.00	1,105.80	7.70	1.45
	Hypothetical	[a,b]	1,000.00	1,017.90	7.38	1.45

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

NVIT Emerging Markets Fund

Common Stocks 92.5%

	Shares	Market Value

BRAZIL 7.3%
Beverages 1.8%
AMBEV SA, ADR	363,000	$2,668,050

Diversified Financial Services 0.4%
Grupo BTG Pactual	51,500	596,804

Electric Utilities 0.7%
EDP — Energias do Brasil SA	224,500	1,080,036

Household Durables 0.3%
Rossi Residencial SA*	436,255	377,222

Metals & Mining 1.3%
Vale SA — Preference Shares, ADR	130,400	1,826,904

Oil, Gas & Consumable Fuels 0.8%
Petroleo Brasileiro SA	178,100	1,207,087

Transportation Infrastructure 1.0%
Arteris SA	173,100	1,397,713

Water Utilities 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo	125,500	1,407,536

		10,561,352

CHILE 0.6%
Commercial Banks 0.6%
Banco Santander Chile, ADR	37,900	893,303

CHINA 17.6%
Automobiles 0.9%
Great Wall Motor Co., Ltd., H Shares	241,000	1,335,238

Capital Markets 0.2%
China Cinda Asset Management Co. Ltd., H Shares*	554,000	345,790

Chemicals 0.3%
China BlueChemical Ltd., H Shares	738,000	462,372

Commercial Banks 2.5%
China Construction Bank Corp., H Shares	4,735,000	3,584,925

Construction & Engineering 0.3%
China Machinery Engineering Corp., H Shares	520,000	421,570

Construction Materials 1.1%
Anhui Conch Cement Co., Ltd., H Shares	423,000	1,573,797

Diversified Telecommunication Services 1.0%
China Telecom Corp., Ltd., H Shares	2,938,000	1,484,319

Health Care Equipment & Supplies 0.3%
Mindray Medical International Ltd., ADR	13,860	503,950

Independent Power Producers & Energy Traders 1.0%
China Longyuan Power Group Corp., H Shares	1,133,000	1,461,178

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Insurance 1.5%
New China Life Insurance Co. Ltd., H Shares*	210,000	$706,627
PICC Property & Casualty Co. Ltd., H Shares	990,000	1,472,211

		2,178,838

Internet Software & Services 1.2%
Tencent Holdings Ltd.	27,200	1,741,547

Life Sciences Tools & Services 1.4%
WuXi PharmaTech (Cayman), Inc., ADR*	53,440	2,051,027

Machinery 1.4%
CSR Corp. Ltd., H Shares	769,000	632,451
Weichai Power Co. Ltd., H Shares	354,000	1,431,936

		2,064,387

Oil, Gas & Consumable Fuels 4.5%
China Petroleum & Chemical Corp., H Shares	1,851,000	1,518,794
China Shenhua Energy Co. Ltd., H Shares	272,500	862,398
CNOOC Ltd.	2,090,000	3,886,937

		6,268,129

		25,477,067

HONG KONG 4.8%
Auto Components 0.5%
Xinyi Glass Holdings Ltd.	832,000	735,991

Hotels, Restaurants & Leisure 1.4%
SJM Holdings Ltd.	565,000	1,899,229

Household Durables 0.9%
Haier Electronics Group Co., Ltd.	426,000	1,238,071

Independent Power Producers & Energy Traders 0.8%
China Resources Power Holdings Co., Ltd.	510,000	1,210,463

Pharmaceuticals 0.4%
Sino Biopharmaceutical Ltd.	728,000	578,708

Real Estate Management & Development 0.8%
China Overseas Land & Investment Ltd.	426,000	1,202,448

		6,864,910

HUNGARY 0.8%
Pharmaceuticals 0.8%
Richter Gedeon Nyrt	55,580	1,129,871

INDIA 10.3%
Automobiles 1.8%
Maruti Suzuki India Ltd.	63,660	1,818,720
Tata Motors Ltd.	123,240	753,754

		2,572,474

Commercial Banks 1.4%
ICICI Bank Ltd.	109,840	1,963,814

12

Statement of Investments (Continued)

December 31, 2013

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

INDIA (continued)
Construction Materials 0.4%
Grasim Industries Ltd., GDR	11,660	$511,717

Information Technology Services 3.9%
HCL Technologies Ltd.	110,970	2,267,440
Tata Consultancy Services Ltd.	55,080	1,935,846
Tech Mahindra Ltd.	53,940	1,604,330

		5,807,616

Metals & Mining 0.7%
Tata Steel Ltd.	151,590	1,041,879

Oil, Gas & Consumable Fuels 2.1%
Oil & Natural Gas Corp., Ltd.	128,670	601,532
Reliance Industries Ltd.	163,700	2,372,832

		2,974,364

		14,871,864

INDONESIA 0.6%
Commercial Banks 0.6%
Bank Negara Indonesia Persero Tbk PT	2,581,500	840,858

MALAYSIA 0.7%
Commercial Banks 0.4%
Malayan Banking Bhd	217,480	660,964

Diversified Financial Services 0.3%
AMMB Holdings Bhd	162,900	360,488

		1,021,452

MEXICO 1.9%
Commercial Banks 1.4%
Grupo Financiero Banorte SAB de CV, Class O	289,100	2,022,914

Food Products 0.5%
Grupo Lala SAB de CV	345,000	763,907

		2,786,821

NETHERLANDS 1.9%
Internet Software & Services 1.9%
Yandex NV, Class A*	63,970	2,760,306

PERU 0.5%
Commercial Banks 0.5%
Credicorp Ltd.	5,470	726,033

PHILIPPINES 1.0%
Commercial Banks 1.0%
Metropolitan Bank & Trust Co.	826,066	1,411,985

POLAND 0.6%
Electric Utilities 0.6%
Energa SA*	156,220	823,748

Common Stocks (continued)

	Shares	Market Value

RUSSIA 8.8%
Commercial Banks 1.7%
Sberbank of Russia, ADR	190,380	$2,393,077

Food & Staples Retailing 1.3%
Magnit OJSC	6,850	1,927,888

Oil, Gas & Consumable Fuels 3.9%
Gazprom OAO, ADR	311,890	2,697,849
Lukoil OAO, ADR	45,820	2,892,158

		5,590,007

Wireless Telecommunication Services 1.9%
Mobile Telesystems OJSC	140,390	1,405,933
Mobile Telesystems OJSC, ADR	60,170	1,301,477

		2,707,410

		12,618,382

SOUTH AFRICA 3.3%
Diversified Financial Services 0.4%
FirstRand Ltd.	179,760	616,025

Food Products 0.4%
Tiger Brands Ltd.	23,570	600,635

Industrial Conglomerates 0.6%
Bidvest Group Ltd.	36,230	928,152

Wireless Telecommunication Services 1.9%
MTN Group Ltd.	123,120	2,549,987

		4,694,799

SOUTH KOREA 16.3%
Auto Components 0.5%
Hyundai Mobis*	2,669	743,060

Automobiles 3.2%
Hyundai Motor Co.*	20,728	4,652,746

Building Products 0.6%
Sung Kwang Bend Co. Ltd.*	33,678	854,073

Chemicals 0.8%
LG Chem Ltd.*	4,259	1,211,437

Commercial Banks 3.9%
BS Financial Group, Inc.*	53,480	812,512
DGB Financial Group, Inc.*	78,300	1,226,683
Hana Financial Group, Inc.	86,190	3,591,310

		5,630,505

Food & Staples Retailing 0.5%
E-Mart Co., Ltd.*	2,623	663,375

Semiconductors & Semiconductor Equipment 6.1%
Samsung Electronics Co., Ltd.	4,179	5,445,434
SK Hynix Inc.*	94,340	3,299,782

		8,745,216

13

Statement of Investments (Continued)

December 31, 2013

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 0.7%
SK Telecom Co. Ltd.	4,450	$973,835

		23,474,247

TAIWAN 9.2%
Commercial Banks 2.1%
E.Sun Financial Holding Co., Ltd.	1,410,600	939,278
Mega Financial Holding Co. Ltd.	2,509,553	2,115,886

		3,055,164

Computers & Peripherals 2.8%
Catcher Technology Co., Ltd.	233,000	1,517,226
Compal Electronics, Inc.	1,511,000	1,158,641
Inventec Corp.	1,465,000	1,297,267

		3,973,134

Diversified Financial Services 1.0%
Fubon Financial Holding Co., Ltd.	984,700	1,444,193

Electronic Equipment, Instruments & Components 0.9%
Delta Electronics, Inc.	218,000	1,248,375

Insurance 1.4%
China Life Insurance Co., Ltd.	2,018,940	2,053,025

Semiconductors & Semiconductor Equipment 1.0%
Advanced Semiconductor Engineering, Inc.	1,125,000	1,050,969
King Yuan Electronics Co. Ltd.	664,000	457,058

		1,508,027

		13,281,918

THAILAND 4.0%
Chemicals 1.5%
PTT Global Chemical PCL	901,536	2,177,254

Commercial Banks 1.2%
Bangkok Bank PCL REG	73,000	397,297
Kasikornbank PCL	261,700	1,270,185

		1,667,482

Diversified Telecommunication Services 0.8%
Jasmine International PCL	5,504,400	1,128,220

Oil, Gas & Consumable Fuels 0.5%
PTT PCL	82,400	718,699

		5,691,655

TURKEY 2.3%
Commercial Banks 1.1%
Asya Katilim Bankasi AS*	1,047,790	707,560
Turkiye Halk Bankasi AS	168,510	953,343

		1,660,903

Industrial Conglomerates 0.7%
Enka Insaat ve Sanayi AS	353,600	991,458

Metals & Mining 0.3%
Koza Altin Isletmeleri AS	35,430	366,191

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	316,180	$307,879

		3,326,431

Total Common Stocks (cost $124,220,613)		133,257,002

Preferred Stocks 4.2%

	Shares	Market Value

BRAZIL 4.2%
Commercial Banks 2.1%
Banco do Estado do Rio Grande do Sul SA — Preference Shares, Class B	102,900	549,556
Itau Unibanco Holding SA — Preference Shares	186,480	2,477,969

		3,027,525

Food & Staples Retailing 2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar — Preference Shares	66,800	2,970,430

Total Preferred Stocks (cost $7,044,950)		5,997,955

Exchange Traded Fund 2.4%

	Shares	Market Value

UNITED STATES 2.4%
iShares MSCI Emerging Markets ETF	81,930	3,422,216

Total Exchange Traded Fund (cost $3,488,627)		3,422,216

14

Statement of Investments (Continued)

December 31, 2013

NVIT Emerging Markets Fund (Continued)

Mutual Fund 0.7%

	Shares	Market Value

Money Market Fund 0.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (a)	1,055,460	$1,055,460

Total Mutual Fund (cost $1,055,460)		1,055,460

Total Investments (cost $135,809,650) ( b ) — 99.8%		143,732,633

Other assets in excess of liabilities — 0.2%		301,949

NET ASSETS — 100.0%		$144,034,582

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt

AS	Stock Corporation

Bhd	Public Limited Company

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

PCL	Public Company Limited

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

Tbk PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

December 31, 2013

NVIT Emerging Markets Fund
Assets:
Investments, at value (cost $135,809,650)	$143,732,633
Cash	12,605
Foreign currencies, at value (cost $203,162)	199,318
Dividends receivable	287,766
Receivable for capital shares issued	166,781
Prepaid expenses	337

Total Assets	144,399,440

Liabilities:
Payable for capital shares redeemed	17,712
Payable for capital gain country tax	62,802
Accrued expenses and other payables:
Investment advisory fees	109,195
Fund administration fees	10,022
Distribution fees	12,489
Administrative servicing fees	28,235
Accounting and transfer agent fees	1,155
Trustee fees	144
Deferred capital gain country tax	72,184
Custodian fees	26
Compliance program costs (Note 3)	4
Professional fees	2,885
Printing fees	15,758
Other	32,247

Total Liabilities	364,858

Net Assets	$144,034,582

Represented by:
Capital	$154,583,102
Accumulated undistributed net investment income	1,081,551
Accumulated net realized losses from investments and foreign currency transactions	(19,466,491)
Net unrealized appreciation/(depreciation) from investments †	7,850,799
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(14,379)

Net Assets	$144,034,582

†	Net of $72,184 of deferred capital gain country tax.

16

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Emerging Markets Fund
Net Assets:
Class I Shares	$15,371,041
Class II Shares	1,233,167
Class III Shares	68,874,546
Class VI Shares	58,555,828

Total	$144,034,582

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,303,181
Class II Shares	105,776
Class III Shares	5,849,117
Class VI Shares	4,991,335

Total	12,249,409

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.80
Class II Shares	$11.66
Class III Shares	$11.78
Class VI Shares	$11.73

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations

For the Year Ended December 31, 2013

NVIT Emerging Markets Fund
INVESTMENT INCOME:
Dividend income	$4,035,730
Foreign tax withholding	(335,161)

Total Income	3,700,569

EXPENSES:
Investment advisory fees	1,370,965
Fund administration fees	115,410
Distribution fees Class II Shares	3,320
Distribution fees Class VI Shares	136,402
Administrative servicing fees Class I Shares	24,953
Administrative servicing fees Class II Shares	1,992
Administrative servicing fees Class III Shares	107,680
Administrative servicing fees Class VI Shares	81,842
Professional fees	48,589
Printing fees	21,833
Trustee fees	5,153
Custodian fees	5,729
Accounting and transfer agent fees	7,463
Compliance program costs (Note 3)	460
Other	7,237

Total expenses before earnings credit and fees waived	1,939,028

Earnings credit (Note 5)	(77)
Investment advisory fees waived (Note 3)	(76,336)

Net Expenses	1,862,615

NET INVESTMENT INCOME	1,837,954

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions †	10,445,367
Net realized losses from foreign currency transactions (Note 2)	(104,812)

Net realized gains from investments and foreign currency transactions	10,340,555

Net change in unrealized appreciation/(depreciation) from investments ††	(12,084,451)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(11,252)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(12,095,703)

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(1,755,148)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$82,806

†	Net of capital gain country taxes of $449,639.
††	Net of increase in deferred capital gain country tax accrual on unrealized appreciation of $218,065.

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	NVIT Emerging Markets Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$1,837,954	$2,062,443
Net realized gains/(losses) from investments and foreign currency transactions	10,340,555	(3,395,725)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(12,095,703)	24,899,365

Change in net assets resulting from operations	82,806	23,566,083

Distributions to Shareholders From:
Net investment income:
Class I	(178,974)	(102,504)
Class II	(12,291)	(3,207)
Class III	(808,552)	(366,230)
Class VI	(529,890)	(139,487)

Change in net assets from shareholder distributions	(1,529,707)	(611,428)

Change in net assets from capital transactions	(8,993,200)	(20,459,028)

Change in net assets	(10,440,101)	2,495,627

Net Assets:
Beginning of year	154,474,683	151,979,056

End of year	$144,034,582	$154,474,683

Accumulated undistributed net investment income at end of year	$1,081,551	$1,310,131

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,080,464	$3,039,066
Dividends reinvested	178,974	102,504
Cost of shares redeemed	(7,632,824)	(5,005,773)

Total Class I Shares	(5,373,386)	(1,864,203)

Class II Shares
Proceeds from shares issued	349	214
Dividends reinvested	12,291	3,207
Cost of shares redeemed	(210,228)	(515,066)

Total Class II Shares	(197,588)	(511,645)

Class III Shares
Proceeds from shares issued	15,520,895	9,575,850
Dividends reinvested	808,552	366,230
Cost of shares redeemed	(22,962,060)	(28,654,555)

Total Class III Shares	(6,632,613)	(18,712,475)

Class VI Shares
Proceeds from shares issued	12,349,739	10,863,686
Dividends reinvested	529,890	139,487
Cost of shares redeemed	(9,669,242)	(10,373,878)

Total Class VI Shares	3,210,387	629,295

Change in net assets from capital transactions	$(8,993,200)	$(20,459,028)

19

Statements of Changes in Net Assets (Continued)

	NVIT Emerging Markets Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	176,650	273,535
Reinvested	15,308	8,814
Redeemed	(651,279)	(455,300)

Total Class I Shares	(459,321)	(172,951)

Class II Shares
Issued	14	5
Reinvested	1,062	279
Redeemed	(18,356)	(46,485)

Total Class II Shares	(17,280)	(46,201)

Class III Shares
Issued	1,305,803	854,213
Reinvested	69,278	31,544
Redeemed	(1,986,237)	(2,619,041)

Total Class III Shares	(611,156)	(1,733,284)

Class VI Shares
Issued	1,061,224	954,823
Reinvested	45,535	12,056
Redeemed	(830,996)	(948,491)

Total Class VI Shares	275,763	18,388

Total change in shares	(811,994)	(1,934,048)

The accompanying notes are an integral part of these financial statements.

20

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$11.86	0.16	(0.08)	0.08	(0.14)	–	(0.14)	–	$11.80	0.66%	(d)	$15,371,041	1.19%	1.37%	1.25%	78.72%
Year Ended December 31, 2012 (c)	$10.16	0.15	1.61	1.76	(0.06)	–	(0.06)	–	$11.86	17.22%		$20,901,248	1.20%	1.38%	1.25%	68.20%
Year Ended December 31, 2011 (c)	$13.19	0.13	(3.08)	(2.95)	(0.08)	–	(0.08)	–	$10.16	(22.37%	)	$19,667,663	1.22%	1.07%	1.23%	119.54%
Year Ended December 31, 2010 (c)	$11.36	0.08	1.76	1.84	(0.01)	–	(0.01)	–	$13.19	16.17%		$44,965,055	1.19%	0.70%	1.19%	135.63%
Year Ended December 31, 2009 (c)	$7.05	0.10	4.32	4.42	(0.09)	(0.02)	(0.11)	–	$11.36	63.31%		$46,047,002	1.20%	1.13%	1.20%	121.34%

Class II Shares
Year Ended December 31, 2013 (c)	$11.72	0.13	(0.08)	0.05	(0.11)	–	(0.11)	–	$11.66	0.43%		$1,233,167	1.44%	1.15%	1.50%	78.72%
Year Ended December 31, 2012 (c)	$10.04	0.12	1.59	1.71	(0.03)	–	(0.03)	–	$11.72	16.99%		$1,442,757	1.45%	1.12%	1.50%	68.20%
Year Ended December 31, 2011 (c)	$13.04	0.11	(3.05)	(2.94)	(0.06)	–	(0.06)	–	$10.04	(22.60%	)	$1,699,906	1.48%	0.90%	1.49%	119.54%
Year Ended December 31, 2010 (c)	$11.25	0.05	1.74	1.79	–	–	–	–	$13.04	15.91%		$2,748,446	1.44%	0.45%	1.44%	135.63%
Year Ended December 31, 2009 (c)	$6.98	0.08	4.29	4.37	(0.08)	(0.02)	(0.10)	–	$11.25	63.09%		$3,023,040	1.46%	0.91%	1.46%	121.34%

Class III Shares
Year Ended December 31, 2013 (c)	$11.84	0.16	(0.08)	0.08	(0.14)	–	(0.14)	–	$11.78	0.67%	(d)	$68,874,546	1.19%	1.38%	1.25%	78.72%
Year Ended December 31, 2012 (c)	$10.14	0.16	1.60	1.76	(0.06)	–	(0.06)	–	$11.84	17.24%		$76,487,144	1.20%	1.40%	1.25%	68.20%
Year Ended December 31, 2011 (c)	$13.17	0.14	(3.08)	(2.94)	(0.09)	–	(0.09)	–	$10.14	(22.39%	)	$83,114,763	1.23%	1.15%	1.24%	119.54%
Year Ended December 31, 2010 (c)	$11.34	0.08	1.76	1.84	(0.01)	–	(0.01)	–	$13.17	16.21%		$133,741,064	1.19%	0.68%	1.19%	135.63%
Year Ended December 31, 2009 (c)	$7.03	0.10	4.32	4.42	(0.09)	(0.02)	(0.11)	–	$11.34	63.48%		$129,486,944	1.21%	1.10%	1.21%	121.34%

Class VI Shares
Year Ended December 31, 2013 (c)	$11.80	0.13	(0.09)	0.04	(0.11)	–	(0.11)	–	$11.73	0.36%	(d)	$58,555,828	1.44%	1.11%	1.50%	78.72%
Year Ended December 31, 2012 (c)	$10.11	0.12	1.60	1.72	(0.03)	–	(0.03)	–	$11.80	16.92%		$55,643,527	1.45%	1.13%	1.50%	68.20%
Year Ended December 31, 2011 (c)	$13.13	0.11	(3.07)	(2.96)	(0.06)	–	(0.06)	–	$10.11	(22.59%	)	$47,496,724	1.48%	0.90%	1.49%	119.54%
Year Ended December 31, 2010 (c)	$11.33	0.05	1.75	1.80	–	–	–	–	$13.13	15.89%		$71,622,217	1.44%	0.43%	1.44%	135.63%
Year Ended December 31, 2009 (c)	$7.03	0.07	4.33	4.40	(0.08)	(0.02)	(0.10)	–	$11.33	63.09%		$62,117,225	1.45%	0.83%	1.45%	121.34%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

21

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Emerging Markets Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

22

Notes to Financial Statements (Continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

23

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$1,479,051	$—	$1,479,051
Automobiles	—	8,560,458	—	8,560,458
Beverages	2,668,050	—	—	2,668,050
Building Products	—	854,073	—	854,073
Capital Markets	—	345,790	—	345,790
Chemicals	—	3,851,063	—	3,851,063
Commercial Banks	6,035,327	20,476,600	—	26,511,927
Computers & Peripherals	—	3,973,134	—	3,973,134
Construction & Engineering	—	421,570	—	421,570
Construction Materials	—	2,085,514	—	2,085,514
Diversified Financial Services	596,804	2,420,706	—	3,017,510
Diversified Telecommunication Services	—	2,612,539	—	2,612,539
Electric Utilities	1,080,036	823,748	—	1,903,784
Electronic Equipment, Instruments & Components	—	1,248,375	—	1,248,375
Food & Staples Retailing	—	2,591,263	—	2,591,263
Food Products	763,907	600,635	—	1,364,542
Health Care Equipment & Supplies	503,950	—	—	503,950
Hotels, Restaurants & Leisure	—	1,899,229	—	1,899,229
Household Durables	377,222	1,238,071	—	1,615,293
Independent Power Producers & Energy Traders	—	2,671,641	—	2,671,641
Industrial Conglomerates	—	1,919,610	—	1,919,610
Information Technology Services	—	5,807,616	—	5,807,616
Insurance	—	4,231,863	—	4,231,863
Internet Software & Services	2,760,306	1,741,547	—	4,501,853
Life Sciences Tools & Services	2,051,027	—	—	2,051,027
Machinery	—	2,064,387	—	2,064,387
Metals & Mining	1,826,904	1,408,070	—	3,234,974
Oil, Gas & Consumable Fuels	6,797,094	9,961,192	—	16,758,286
Pharmaceuticals	—	1,708,579	—	1,708,579
Real Estate Investment Trusts (REITs)	—	307,879	—	307,879
Real Estate Management & Development	—	1,202,448	—	1,202,448
Semiconductors & Semiconductor Equipment	—	10,253,243	—	10,253,243
Transportation Infrastructure	1,397,713	—	—	1,397,713
Water Utilities	1,407,536	—	—	1,407,536
Wireless Telecommunication Services	—	6,231,232	—	6,231,232
Total Common Stocks	$28,265,876	$104,991,126	$—	$133,257,002
Exchange Traded Fund	3,422,216	—	—	3,422,216
Mutual Fund	1,055,460	—	—	1,055,460
Preferred Stocks	5,997,955	—	—	5,997,955
Total	$38,741,507	$104,991,126	$—	$143,732,633

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

24

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales, and realized Thai capital gains tax. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Losses from Investments and Foreign Currency Transactions
$—	$(536,827)	$536,827

Amount designated as “—” is zero or has been rounded to zero.

25

Notes to Financial Statements (Continued)

December 31, 2013

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.95%
$500 million up to $2 billion	0.90%
$2 billion and more	0.85%

26

Notes to Financial Statements (Continued)

December 31, 2013

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, the Fund had no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $76,336, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $115,410 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $460.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class II and Class VI shares of the Fund.

27

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the year ended December 31, 2013, NFS earned $216,467 in administrative services fees from the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $19,683 and $16,783 respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $112,241,960 and sales of $121,921,738 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

28

Notes to Financial Statements (Continued)

December 31, 2013

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $1,951 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,529,707	$—	$1,529,707	$—	$1,529,707

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$611,248	$—	$611,248	$—	$611,248

Amounts designated as “—” are zero or have been rounded to zero.

29

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,081,551	$—	$1,081,551	$(18,810,587)	$7,180,516	$(10,548,520)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$136,465,554	$17,658,468	$(10,391,389)	$7,267,079

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$14,188,784	2017

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$4,621,803	$—

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $10,847,078 to offset capital gains.

11. Subsequent	Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class III shares will be converted to Class I shares and existing Class VI shares will be converted to Class II shares. Class III shares and Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Emerging Markets Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

31

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $4,482,755 or $0.3660 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $860,292 or $0.0702 per outstanding share.

32

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

33

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

34

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

35

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

36

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

37

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

38

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

39

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

40

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

41

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

42

Annual Report

December 31, 2013

NVIT Enhanced Income Fund

AR-ENHI 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long- term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Enhanced Income Fund

For the annual period ended December 31, 2013, the NVIT Enhanced Income Fund (Class Y) returned 0.37% versus 0.22% for its benchmark, a blend of 50% BofA Merrill Lynch (BofAML) 6-Month Treasury Bill (T-Bill) Index and 50% BofAML 1-Year T-Bill Index. For broader comparison, the average return for the Fund’s variable insurance products Lipper peer category of Short-Intermediate Investment Grade Debt Funds (consisting of 50 funds as of December 31, 2013) was 0.27% for the same time period.

This fund experienced a manager change on June 17, 2013. For the period from January 1, 2013, through June 16, 2013, the NVIT Enhanced Income Fund (Class Y) returned 0.10%, compared with 0.11% for the benchmark. From June 17, 2013, through December 31, 2013, the Fund returned 0.27% versus 0.10% for the benchmark.

Interest rates continued to be volatile during the reporting period, driven by uncertainty over both fiscal and monetary policy, as well as indications of more rapid economic growth. The uncertainty preceding the Fed’s decision regarding bond purchases, and then finally the decision in December 2013 to scale back purchases caused interest rates to increase during the reporting period. The rise in rates occurred primarily in maturities beyond two years, while the short term interest rates continued to be anchored by the Fed’s commitment to keep the federal funds rate unchanged until there is a substantial improvement in the labor market. The magnitude of rate increases was the largest in the middle of the curve, where the 7-year yield rose 88 basis points, while the 30-year yield increased 62 basis points and the 2-year yield climbed only 13 basis points. The 0-1 year Treasury sector returned 0.07%, while the 1-3 year Treasury sector returned 0.20%. Other sectors performed much better than Treasurys, including asset-backed securities, corporate bonds, and mortgage-backed securities.

Fiscal policy also contributed to the uncertainty and therefore market volatility. After a politically damaging government shutdown in October, Congress quickly passed a budget agreement in December to avoid another shutdown early in the new year. The resulting federal budget agreement is expected to have a slightly less negative impact on gross domestic product (GDP) in 2014, although the federal debt ceiling will need to be raised again. On December 18, 2013, the Federal Open Market Committee (FOMC) decided to “modestly reduce the pace of its asset purchases,” from $85 billion per month to $75 billion, following months of speculation about the future of this previously open-ended program. Despite the announced reduction in bond purchases, the Fed continues to emphasize that there is no predetermined path for asset purchases, and that future decisions regarding the purchase amounts remain dependent upon the outlook for the labor market and inflation.

Portfolio Performance and Return Drivers

Performance was enhanced by the Fund’s overweight to both corporate bonds and mortgage-backed securities as those sectors outperformed Treasurys. Asset-backed securities also outperformed, but by a smaller margin. The Fund was negatively affected by the exposure to securities, with durations slightly longer than the benchmark as interest rates rose over the reporting period.

Outlook and Positioning

Our near-term outlook is based on our expectation for a gradual improvement in economic growth to put modest pressure on Treasury yields beyond two years’ maturity. Short-term rates, however, will continue to be anchored by the Fed, which remains committed to “a highly accommodative stance of monetary policy…for a considerable time after the asset purchase program ends and the economic recovery strengthens.”

Corporate bonds should continue to perform well in this environment as the economy slowly improves, the Fed continues to be supportive and valuations remain relatively attractive. Therefore, the team will maintain an overweight in the Fund to corporate bonds, mortgage-backed securities and asset-backed securities while keeping the duration near that of the benchmark. These sectors of the fixed-income market continue to

5

Fund Commentary (con’t.)	NVIT Enhanced Income Fund

offer better relative value than extraordinarily low-yielding Treasurys.

Additions to the Fund included Bank of America, AT&T and Pfizer corporate bonds, along with a Nissan auto asset-backed security. Sales included FHLB agency debentures, Comcast and Bank of New York Mellon.

Subadviser:

HighMark Capital Management, Inc.*

Portfolio Managers:

E. Jack Montgomery, Jeffrey Klein, Gregory Lugosi and David Wines

*HighMark Capital Management, Inc. became a subadviser for the Fund on June 17, 2013.

The Fund is subject to the risks of investing in fixed-income securities and foreign securities. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Enhanced Income Fund

Objective

The Fund seeks a high level of current income while preserving capital and minimizing fluctuations in share value.

Highlights

•	For the period under the current manager, the NVIT Enhanced Income Fund (Class Y) returned 0.27%, outperforming the benchmark by 0.17%.

•	Performance was enhanced by the Fund’s overweight to both corporate bonds and mortgage-backed securities as those sectors outperformed Treasurys.

•	The Fund was negatively affected by the exposure to securities with durations slightly longer than those of the benchmark as interest rates rose over the reporting period.

Asset Allocation†

Corporate Bonds	48.6%
Asset-Backed Securities	28.9%
Collateralized Mortgage Obligations	12.4%
Commercial Mortgage Backed Securities	5.3%
Mutual Fund	2.6%
Municipal Bond	0.8%
Yankee Dollar	0.7%
U.S. Government Mortgage Backed Agencies	0.3%
Other assets in excess of liabilities	0.4%
100.0%

Top Industries††

Automobiles	21.1%
Commercial Banks	10.3%
Diversified Financial Services	4.6%
Consumer Finance	4.2%
Oil, Gas & Consumable Fuels	3.6%
Pharmaceuticals	3.5%
Media	3.5%
Credit Card	3.1%
Diversified Telecommunication Services	2.6%
Electric Utilities	2.4%
Other Industries	41.1%
100.0%

Top Holdings††

Fidelity Institutional Money Market Fund –Institutional Class	2.6%
JPMorgan Chase Bank NA, 0.49%, 07/30/15	1.7%
Oracle Corp., 0.82%, 01/15/19	1.6%
Bank of America Corp., 1.28%, 01/15/19	1.5%
BP Capital Markets PLC, 0.88%, 09/26/18	1.3%
Verizon Communications, Inc., 1.99%, 09/14/18	1.3%
BB&T Corp., 1.10%, 06/15/18	1.3%
Pfizer, Inc., 0.54%, 06/15/18	1.2%
Toyota Auto Receivables Owner Trust, 0.48%, 02/15/16	1.2%
Volkswagen Auto Loan Enhanced Trust, 0.42%, 07/20/16	1.2%
Other Holdings	85.1%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Enhanced Income Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class Y	0.37%	1.07%	1.81%

1 The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

2 Since inception date of April 19, 2007.

Expense Ratios

Expense Ratio*
Class Y	0.42%

* Current effective prospectus dated May 1, 2013, supplements dated June 13, 2013 and December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Enhanced Income Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Enhanced Income Fund since inception through 12/31/13 versus performance of the Composite Index*, the BofA Merrill Lynch (BofAML) 6-Month Treasury Bill (T-Bill) Index, the BofAML 1-Year T-Bill Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 50% BofAML 6-Month T-Bill Index and 50% BofAML 1-Year T-Bill Index.

9

Shareholder Expense Example	NVIT Enhanced Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Enhanced Income Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class Y Shares	Actual	[a]	1,000.00	1,004.80	2.07	0.41
	Hypothetical	[a,b]	1,000.00	1,023.14	2.09	0.41

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Enhanced Income Fund

Asset-Backed Securities 28.9%

	Principal Amount	Market Value

Automobiles 20.6%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$433,299	$434,104
Series 2012-3, Class A3, 0.85%, 08/15/16	5,000,000	5,012,062
Series 2012-4, Class A3, 0.59%, 01/17/17	2,110,000	2,111,531
Series 2012-SN1, Class A3, 0.57%, 08/20/15	1,160,000	1,160,465
AmeriCredit Automobile Receivables Trust Series 2012-4, Class A3, 0.67%, 06/08/17	1,470,000	1,467,932
Series 2012-5, Class A2, 0.51%, 01/08/16	311,831	311,760
Series 2013-2, Class A2, 0.53%, 11/08/16	1,363,396	1,362,950
BMW Vehicle Lease Trust, Series 2013-1, Class A2, 0.40%, 01/20/15	3,022,579	3,022,846
BMW Vehicle Owner Trust, Series 2011-A, Class A3, 0.76%, 08/25/15	1,139,552	1,140,893
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	1,800,000	1,798,706
CarMax Auto Owner Trust Series 2010-2, Class A4, 2.04%, 10/15/15	390,726	392,627
Series 2011-3, Class A3, 1.07%, 06/15/16	331,950	332,980
Series 2013-1, Class A2, 0.42%, 03/15/16	2,210,491	2,211,131
Series 2013-2, Class A2, 0.42%, 06/15/16	1,986,295	1,986,088
Ford Credit Auto Owner Trust Series 2011-A, Class A4, 1.65%, 05/15/16	3,369,127	3,386,677
Series 2012-A, Class A3, 0.84%, 08/15/16	1,270,196	1,272,945
Series 2012-B, Class A3, 0.72%, 12/15/16	1,010,737	1,012,095
Series 2013-B, Class A2, 0.38%, 02/15/16	2,056,841	2,056,979
Harley-Davidson Motorcycle Trust Series 2011-1, Class A3, 0.96%, 05/16/16	614,714	615,422
Series 2011-2, Class A3, 1.11%, 09/15/16	2,268,454	2,273,298
Series 2012-1, Class A3, 0.68%, 04/15/17	560,000	560,503
Series 2013-1, Class A2, 0.45%, 08/15/16	2,269,422	2,269,994

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
Honda Auto Receivables Owner Trust Series 2012-1, Class A3, 0.77%, 01/15/16	$3,341,528	$3,348,485
Series 2012-2, Class A2, 0.56%, 11/17/14	64,687	64,692
Series 2012-3, Class A3, 0.56%, 05/15/16	5,000,000	5,003,589
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.51%, 09/15/15 (a)	2,391,813	2,393,204
Hyundai Auto Receivables Trust Series 2011-A, Class A4, 1.78%, 12/15/15	2,081,528	2,092,196
Series 2012-B, Class A3, 0.62%, 09/15/16	951,168	952,118
Mercedes-Benz Auto Receivables Trust Series 2011-1, Class A4, 1.22%, 12/15/17	1,500,000	1,505,621
Series 2012-1, Class A3, 0.47%, 10/17/16	1,975,000	1,974,971
Nissan Auto Lease Trust, Series 2012-B, Class A3, 0.58%, 11/16/15	1,800,000	1,800,891
Nissan Auto Receivables Owner Trust Series 2012-A, Class A3, 0.73%, 05/16/16	1,402,184	1,404,585
Series 2013-C, Class A2, 0.40%, 06/15/16	4,500,000	4,499,879
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18 (a)	4,331,062	4,336,508
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15 (a)	1,400,000	1,400,222
Santander Drive Auto Receivables Trust, Series 2013-2, Class A2, 0.47%, 03/15/16	1,132,968	1,132,680
Toyota Auto Receivables Owner Trust Series 2012-A, Class A3, 0.75%, 02/16/16	1,792,767	1,795,747
Series 2012-B, Class A3, 0.46%, 07/15/16	1,065,000	1,064,852
Series 2013-B, Class A2, 0.48%, 02/15/16	5,500,000	5,501,342
USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, 08/15/16	1,200,000	1,199,782
Volkswagen Auto Loan Enhanced Trust Series 2011-1, Class A4, 1.98%, 09/20/17	2,860,000	2,886,583
Series 2013-2, Class A2, 0.42%, 07/20/16	5,500,000	5,497,993

11

Statement of Investments (Continued)

December 31, 2013

NVIT Enhanced Income Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
World Omni Auto Receivables Trust Series 2011-A, Class A4, 1.91%, 04/15/16	$1,700,000	$1,711,071
Series 2012-A, Class A3, 0.64%, 02/15/17	1,430,000	1,432,010
Series 2013-A, Class A2, 0.43%, 05/16/16	3,800,000	3,799,847

		92,992,856

Credit Card 3.1%
BA Credit Card Trust, Series 2006-A7, Class A7, 0.21%, 12/15/16 (b)	2,400,000	2,398,659
Capital One Multi-Asset Execution Trust, Series 2013-A2, Class A2, 0.35%, 02/15/19 (b)	4,000,000	3,989,636
Chase Issuance Trust, Series 2013-A5, Class A, 0.47%, 05/15/17	3,500,000	3,497,000
Citibank Credit Card Issuance Trust, Series 2009-A4, Class A4, 4.90%, 06/23/16	4,000,000	4,083,405

		13,968,700

Other 4.9%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 02/15/16	1,935,046	1,949,793
CNH Equipment Trust Series 2012-C, Class A2, 0.44%, 02/16/16	225,100	225,082
Series 2012-C, Class A3, 0.57%, 12/15/17	825,000	824,562
FPL Recovery Funding LLC, Series 2007-A, Class A3, 5.13%, 08/01/17	1,960,233	2,019,679
GE Equipment Midticket LLC, Series 2012-1, Class A3, 0.60%, 05/23/16	1,090,000	1,089,024
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 1.04%, 09/21/15 (a)	1,000,000	1,002,211
GE Equipment Transportation LLC Series 2011-1, Class A4, 1.33%, 05/20/19	420,280	420,541
Series 2013-1, Class A2, 0.50%, 11/24/15	1,220,122	1,219,115
John Deere Owner Trust, Series 2012-B, Class A3, 0.53%, 07/15/16	2,000,000	2,000,114

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A4, 5.42%, 08/15/17	$632,251	$658,091
Series 2004-1, Class A3, 5.29%, 05/15/18	1,131,673	1,202,788
PSE&G Transition Funding LLC Series 2001-1, Class A7, 6.75%, 06/15/16	1,210,786	1,234,663
Series 2001-1, Class A8, 6.89%, 12/15/17	5,000,000	5,406,827
Volvo Financial Equipment LLC, Series 2012-1A, Class A3, 0.91%, 08/17/15 (a)	2,818,096	2,820,353

		22,072,843

Student Loan 0.3%
SLM Private Education Loan Trust, Series 2013-1, Class A1, 0.31%, 02/27/17 (b)	1,221,763	1,220,701

Total Asset-Backed Securities (cost $130,651,036)		130,255,100

Collateralized Mortgage Obligations 12.4%
Federal Home Loan Mortgage Corp. REMICS Series 3610, Class AB, 1.40%, 12/15/14	111,929	112,044
Series 3612, Class AE, 1.40%, 12/15/14	246,440	246,733
Series 3865, Class DA, 1.25%, 12/15/16	235,475	236,992
Series 3818, Class UA, 1.35%, 02/15/17	715,586	719,435
Series 3827, Class CA, 1.50%, 04/15/17	743,311	750,070
Series 2453, Class BD, 6.00%, 05/15/17	907,294	963,542
Series 3758, Class CD, 1.50%, 08/15/17	767,533	775,328
Series 3440, Class JA, 4.50%, 10/15/17	392,875	402,816
Series 2628, Class DQ, 3.00%, 11/15/17	68,046	68,284
Series 2628, Class GQ, 3.14%, 11/15/17	59,541	59,763
Series 2629, Class AN, 3.50%, 01/15/18	220,252	223,695
Series 2641, Class KU, 3.50%, 01/15/18	562,209	566,790
Series 2641, Class KJ, 4.00%, 01/15/18	112,442	113,510

12

Statement of Investments (Continued)

December 31, 2013

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS (continued)
Series 2555, Class B, 4.25%, 01/15/18	$356,477	$371,621
Series 3840, Class BA, 2.00%, 02/15/18	1,118,496	1,136,076
Series 2637, Class A, 3.38%, 03/15/18	281,936	288,399
Series 2643, Class HT, 4.50%, 03/15/18	459,533	474,857
Series 2643, Class NT, 4.50%, 03/15/18	219,641	222,738
Series 3887, Class BY, 1.00%, 08/15/18	867,828	852,983
Series 3728, Class CA, 1.50%, 10/15/18	934,859	942,507
Series 2695, Class DG, 4.00%, 10/15/18	359,128	377,729
Series 3756, Class DA, 1.20%, 11/15/18	299,623	300,559
Series 3636, Class EB, 2.00%, 11/15/18	464,923	473,205
Series 2877, Class GP, 4.00%, 11/15/18	68,300	68,620
Series 3649, Class EA, 2.25%, 12/15/18	868,049	886,859
Series 3659, Class DE, 2.00%, 03/15/19	703,079	715,861
Series 2930, Class KC, 4.50%, 06/15/19	222,206	224,676
Series 2838, Class FB, 0.47%, 08/15/19 (b)	319,189	319,087
Series 2854, Class DL, 4.00%, 09/15/19	814,188	858,249
Series 3683, Class AD, 2.25%, 06/15/20	371,657	374,490
Series 3799, Class GK, 2.75%, 01/15/21	1,146,417	1,177,888
Series 3277, Class A, 4.00%, 01/15/21	192,862	195,625
Series 3815, Class DE, 3.00%, 10/15/21	891,338	923,018
Series 3872, Class ND, 2.00%, 12/15/21	773,501	787,729
Series 3609, Class LC, 3.50%, 12/15/24	1,314,065	1,372,513
Series 3745, Class PB, 2.50%, 03/15/25	555,451	567,342
Series 3943, Class LB, 3.00%, 07/15/25	687,328	709,474
Series 3845, Class ME, 3.00%, 09/15/25	1,019,071	1,056,790
Series 3845, Class FQ, 0.42%, 02/15/26 (b)	3,186,647	3,192,958

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3919, Class AF, 0.52%, 03/15/30 (b)	$506,217	$508,077
Series 2763, Class FA, 0.52%, 04/15/32 (b)	721,556	725,760
Series 2763, Class FC, 0.52%, 04/15/32 (b)	2,287,859	2,301,192
Series 2650, Class FX, 0.57%, 12/15/32 (b)	1,143,623	1,150,154
Series 2990, Class WF, 0.57%, 02/15/35 (b)	127,042	127,476
Series 3260, Class PF, 0.47%, 01/15/37 (b)	1,101,209	1,101,243
Series 3411, Class FL, 0.87%, 02/15/38 (b)	505,108	510,601
Federal National Mortgage Association REMICS
Series 2002-7, Class QG, 5.50%, 03/25/17	286,539	300,607
Series 2002-16, Class XU, 5.50%, 04/25/17	1,030,035	1,074,254
Series 2002-15, Class PG, 6.00%, 04/25/17	583,701	613,097
Series 2002-55, Class QE, 5.50%, 09/25/17	1,893,608	1,991,630
Series 2002-89, Class CB, 5.00%, 01/25/18	1,005,164	1,066,128
Series 2003-49, Class TK, 3.50%, 03/25/18	452,048	462,494
Series 2003-35, Class FY, 0.56%, 05/25/18 (b)	575,024	578,274
Series 2011-69, Class AB, 1.50%, 05/25/18	1,171,729	1,183,337
Series 2003-57, Class NB, 3.00%, 06/25/18	49,815	51,404
Series 2010-30, Class DB, 2.00%, 08/25/18	759,791	773,747
Series 2010-12, Class AC, 2.50%, 12/25/18	1,351,393	1,386,490
Series 2003-120, Class BL, 3.50%, 12/25/18	1,132,555	1,182,167
Series 2008-15, Class JM, 4.00%, 02/25/19	158,923	162,521
Series 2008-18, Class MD, 4.00%, 03/25/19	648,765	681,953
Series 2009-47, Class EC, 3.50%, 08/25/19	537,678	561,252
Series 2011-122, Class EC, 1.50%, 01/25/20	1,365,211	1,377,970
Series 2011-38, Class AH, 2.75%, 05/25/20	429,341	441,790
Series 2007-36, Class AB, 5.00%, 11/25/21	678,016	707,143

13

Statement of Investments (Continued)

December 31, 2013

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association REMICS (continued)
Series 2011-47, Class MA, 2.50%, 01/25/22	$536,843	$552,205
Series 2008-15, Class EL, 4.25%, 06/25/22	595,942	612,605
Series 2008-51, Class CD, 4.50%, 11/25/22	280,241	289,244
Series 2009-88, Class EA, 4.50%, 05/25/23	98,475	99,129
Series 2009-44, Class A, 4.50%, 12/25/23	244,523	254,944
Series 2009-76, Class MA, 4.00%, 09/25/24	144,328	149,899
Series 2010-2, Class QF, 0.71%, 06/25/27 (b)	520,200	522,245
Series 2011-124, Class CG, 3.00%, 09/25/29	488,523	499,576
Series 2003-130, Class GF, 0.61%, 12/25/33 (b)	631,465	636,555
Series 2004-60, Class FW, 0.61%, 04/25/34 (b)	1,574,265	1,586,173
Series 2005-66, Class PF, 0.41%, 07/25/35 (b)	588,459	589,589
Series 2006-27, Class BF, 0.46%, 04/25/36 (b)	735,693	738,558
Series 2007-2, Class HF, 0.51%, 08/25/36 (b)	172,471	172,906
Series 2010-15, Class FD, 0.90%, 03/25/40 (b)	408,542	414,563
Series 2010-123, Class FL, 0.59%, 11/25/40 (b)	692,242	691,962
Government National Mortgage Association
Series 2010-47, Class TA, 3.00%, 11/16/30	172,439	173,406
Series 2003-102, Class MU, 4.25%, 01/20/33	551,879	557,434
Series 2004-88, Class EF, 0.56%, 06/17/34 (b)	1,278,931	1,284,031
Series 2006-33, Class NA, 5.00%, 01/20/36	175,716	186,464
Series 2010-67, Class DA, 2.50%, 04/20/36	721,955	731,656
Series 2009-57, Class BA, 2.25%, 06/16/39	143,331	144,547

Total Collateralized Mortgage Obligations (cost $55,966,229)		56,019,307

Commercial Mortgage Backed Securities 5.3%

	Principal Amount	Market Value

Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class A2, 4.50%, 07/10/43	$337,516	$337,516
Series 2005-5, Class ASB, 5.05%, 10/10/45 (b)	212,726	214,348
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	1,715,553	1,704,188
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	1,265,350	1,265,755
Series 2012-CR2, Class A1, 0.82%, 08/15/45	2,105,975	2,097,052
Series 2012-CR3, Class A1, 0.67%, 10/15/45	960,644	953,737
Series 2012-LC4, Class A1, 1.16%, 12/10/44	359,092	359,616
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	2,854,624	2,994,511
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A, 0.84%, 05/25/35 (a)(b)	1,440,634	1,451,438
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1, 1.14%, 05/10/45	2,534,097	2,533,537
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3, 4.70%, 07/15/42	544,248	543,628
Series 2012-C8, Class A1, 0.71%, 10/15/45	852,361	847,698
Series 2012-CBX, Class A1, 0.96%, 06/15/45	1,171,177	1,171,217
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A1, 0.92%, 08/15/45	1,353,276	1,349,696
Series 2012-C6, Class A1, 0.66%, 11/15/45	956,227	949,395
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	2,885,649	2,866,543
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class A1, 0.86%, 08/15/45	631,270	629,040
Series 2012-C9, Class A1, 0.67%, 11/15/45	1,666,489	1,654,373

Total Commercial Mortgage Backed Securities (cost $24,025,076)		23,923,288

14

Statement of Investments (Continued)

December 31, 2013

NVIT Enhanced Income Fund (Continued)

Corporate Bonds 48.6%

	Principal Amount	Market Value

Automobiles 0.4%
PACCAR, Inc., 6.88%, 02/15/14	$1,865,000	$1,878,085

Beverages 1.5%
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/14	400,000	402,590
0.80%, 07/15/15	4,250,000	4,269,549
Heineken NV, 0.80%, 10/01/15 (a)	1,045,000	1,042,003
SABMiller Holdings, Inc., 1.85%, 01/15/15 (a)	1,250,000	1,265,082

		6,979,224

Biotechnology 1.7%
Gilead Sciences, Inc., 2.40%, 12/01/14	5,000,000	5,083,773
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	2,500,000	2,706,250

		7,790,023

Capital Markets 1.6%
Goldman Sachs Group, Inc. (The), 5.15%, 01/15/14	2,975,000	2,978,467
Morgan Stanley
0.54%, 01/09/14 (b)	2,000,000	1,999,991
2.88%, 01/24/14	2,000,000	2,002,301
6.00%, 05/13/14	440,000	448,187

		7,428,946

Commercial Banks 10.3%
Bank of Nova Scotia
0.75%, 10/09/15	545,000	547,121
0.76%, 07/15/16 (b)	3,050,000	3,067,033
BB&T Corp., 1.10%, 06/15/18 (b)	5,600,000	5,666,706
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	200,000	201,217
0.77%, 07/18/16 (b)	4,250,000	4,266,220
Capital One Financial Corp., 0.88%, 11/06/15 (b)	975,000	977,509
Commonwealth Bank of Australia, 0.75%, 09/20/16 (a)(b)	3,000,000	2,999,992
Credit Suisse, 5.50%, 05/01/14	2,225,000	2,262,218
JPMorgan Chase Bank NA, 0.49%, 07/30/15 (b)	7,500,000	7,501,130
KeyBank NA, 0.73%, 11/25/16 (b)	5,000,000	5,005,722
PNC Funding Corp., 5.40%, 06/10/14	3,700,000	3,779,031
US Bancorp, 4.20%, 05/15/14	2,500,000	2,534,549

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Wells Fargo & Co., Series I, 3.75%, 10/01/14	$3,500,000	$3,588,003
Westpac Banking Corp.
4.20%, 02/27/15	1,250,000	1,303,066
1.13%, 09/25/15	2,775,000	2,804,325

		46,503,842

Communications Equipment 0.5%
Cisco Systems, Inc., 1.63%, 03/14/14	2,400,000	2,406,583

Computers & Peripherals 1.1%
Hewlett-Packard Co.
6.13%, 03/01/14	2,500,000	2,521,593
4.75%, 06/02/14	2,325,000	2,363,921

		4,885,514

Consumer Finance 4.2%
American Express Credit Corp., 5.13%, 08/25/14	2,400,000	2,470,988
American Honda Finance Corp.
0.69%, 05/08/14 (a)(b)	640,000	640,450
0.64%, 06/18/14 (a)(b)	655,000	655,780
1.00%, 08/11/15 (a)	990,000	994,915
0.74%, 10/07/16 (b)	3,000,000	3,012,448
John Deere Capital Corp.
1.60%, 03/03/14	2,350,000	2,354,948
0.39%, 04/25/14 (b)	650,000	650,273
0.54%, 10/11/16 (b)	5,000,000	5,005,562
PACCAR Financial Corp.
0.49%, 06/05/14 (b)	1,300,000	1,301,072
0.84%, 12/06/18 (b)	2,000,000	2,004,868

		19,091,304

Diversified Financial Services 4.6%
Bank of America Corp.
7.38%, 05/15/14	4,200,000	4,301,549
1.28%, 01/15/19 (b)	6,500,000	6,541,748
Citigroup, Inc., 5.00%, 09/15/14	5,000,000	5,142,140
General Electric Capital Corp.
2.10%, 01/07/14	980,000	980,052
1.28%, 07/02/15 (b)	2,665,000	2,695,775
0.84%, 12/11/15 (b)	225,000	226,662
KE Export Leasing LLC, Series 2013-A, Class A, 0.47%, 02/28/25 (b)	939,779	935,746

		20,823,672

Diversified Telecommunication Services 2.6%
AT&T, Inc., 1.15%, 11/27/18 (b)	4,750,000	4,790,570

15

Statement of Investments (Continued)

December 31, 2013

NVIT Enhanced Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU, 3.73%, 04/27/15	$1,000,000	$1,032,628
Verizon Communications, Inc., 1.99%, 09/14/18 (b)	5,550,000	5,852,463

		11,675,661

Electric Utilities 2.4%
Georgia Power Co., 0.64%, 08/15/16 (b)	5,500,000	5,492,762
MidAmerican Energy Holdings Co., Series D, 5.00%, 02/15/14	5,196,000	5,221,973

		10,714,735

Food Products 0.3%
Campbell Soup Co., 0.54%, 08/01/14 (b)	1,130,000	1,131,034

Gas Utilities 1.6%
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	3,173,000	3,297,548
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	3,875,000	4,023,603

		7,321,151

Health Care Providers & Services 0.5%
Medtronic, Inc., 4.50%, 03/15/14	2,050,000	2,066,979

Industrial Conglomerates 0.1%
General Electric Co., 0.85%, 10/09/15	675,000	679,049

Insurance 1.6%
American International Group, Inc., 4.25%, 09/15/14	5,000,000	5,129,500
Prudential Financial, Inc., Series B, 4.75%, 04/01/14	2,100,000	2,121,269

		7,250,769

Media 3.5%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	3,872,000	3,991,009
NBCUniversal Media LLC, 2.10%, 04/01/14	4,510,000	4,529,393
Time Warner Cable, Inc.
8.25%, 02/14/14	2,530,000	2,550,284
7.50%, 04/01/14	3,540,000	3,597,578
Viacom, Inc., 4.38%, 09/15/14	1,000,000	1,026,447

		15,694,711

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining 0.4%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	$890,000	$900,250
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	770,000	790,331

		1,690,581

Office Electronics 0.8%
Xerox Corp., 8.25%, 05/15/14	3,530,000	3,629,224

Oil, Gas & Consumable Fuels 3.6%
BP Capital Markets PLC, 0.88%, 09/26/18 (b)	6,000,000	6,008,431
Petrohawk Energy Corp., 7.25%, 08/15/18	4,550,000	4,896,937
Total Capital International SA, 0.81%, 08/10/18 (b)	3,050,000	3,073,752
Valero Energy Corp., 4.50%, 02/01/15	2,000,000	2,079,798

		16,058,918

Pharmaceuticals 3.5%
AbbVie, Inc., 1.00%, 11/06/15 (b)	2,655,000	2,680,999
Merck & Co., Inc., 0.60%, 05/18/18 (b)	5,150,000	5,158,946
Mylan, Inc., 7.88%, 07/15/20 (a)	2,250,000	2,548,125
Pfizer, Inc., 0.54%, 06/15/18 (b)	5,500,000	5,507,302

		15,895,372

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP, 6.75%, 05/15/14	800,000	807,295

Software 1.6%
Oracle Corp., 0.82%, 01/15/19 (b)	7,000,000	7,031,480

Total Corporate Bonds (cost $218,901,899)		219,434,152

Municipal Bond 0.8%
Louisiana 0.8%
Louisiana Public Facilities Authority, RB, Series 2008-ELL, 5.75%, 02/01/19	3,421,166	3,676,487

Total Municipal Bond (cost $3,722,359)		3,676,487

16

Statement of Investments (Continued)

December 31, 2013

NVIT Enhanced Income Fund (Continued)

U.S. Government Mortgage Backed Agencies 0.3%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	$1,599	$1,613
Pool# B17493 4.00%, 12/01/14	192,941	203,508
Pool# E00991 6.00%, 07/01/16	8,880	9,274
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	12,533	13,085
Pool# 254089 6.00%, 12/01/16	24,005	25,225
Pool# 545415 6.00%, 01/01/17	19,755	20,759
Pool# 254195 5.50%, 02/01/17	44,654	46,707
Pool# 625178 5.50%, 02/01/17	38,548	40,322
Pool# AE0705 4.00%, 01/01/26	803,008	850,906

Total U.S. Government Mortgage Backed Agencies (cost $1,187,295)		1,211,399

Yankee Dollar 0.7%
Gas Utilities 0.7%
TransCanada PipeLines Ltd., 0.93%, 06/30/16 (b)	3,000,000	3,021,708

Total Yankee Dollar (cost $3,000,000)		3,021,708

Mutual Fund 2.6%

	Shares

Money Market Fund 2.6%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (c)	11,907,565	11,907,565

Total Mutual Fund (cost $11,907,565)		11,907,565

Total Investments (cost $449,361,459) (d) — 99.6%		449,449,006

Other assets in excess of liabilities — 0.4%		1,742,468

NET ASSETS — 100.0%		$451,191,474

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $26,544,794 which represents 5.88% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of December 31, 2013.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

FDIC	Federal Deposit Insurance Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAU	Single Shareholder Corporation

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

December 31, 2013

NVIT Enhanced Income Fund
Assets:
Investments, at value (cost $449,361,459)	$449,449,006
Interest and dividends receivable	1,904,293
Receivable for capital shares issued	29,542
Prepaid expenses	1,141

Total Assets	451,383,982

Liabilities:
Cash overdraft (Note 2)	13,496
Accrued expenses and other payables:
Investment advisory fees	133,732
Fund administration fees	15,308
Accounting and transfer agent fees	4,454
Trustee fees	486
Custodian fees	2,524
Compliance program costs (Note 3)	8
Professional fees	14,148
Printing fees	8,261
Other	91

Total Liabilities	192,508

Net Assets	$451,191,474

Represented by:
Capital	$463,086,452
Accumulated undistributed net investment income	238,683
Accumulated net realized losses from investment transactions	(12,221,208)
Net unrealized appreciation/(depreciation) from investments	87,547

Net Assets	$451,191,474

Net Assets:
Class Y Shares	$451,191,474

Total	$451,191,474

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	46,295,827

Total	46,295,827

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$9.75

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Year Ended December 31, 2013

NVIT Enhanced Income Fund
INVESTMENT INCOME:
Interest income	$3,676,811
Dividend income	30,046

Total Income	3,706,857

EXPENSES:
Investment advisory fees	1,630,358
Fund administration fees	179,067
Professional fees	50,095
Printing fees	10,943
Trustee fees	16,543
Custodian fees	16,347
Accounting and transfer agent fees	17,302
Compliance program costs (Note 3)	1,434
Other	14,109

Total expenses before earnings credit	1,936,198

Earnings credit (Note 4)	(644)

Net Expenses	1,935,554

NET INVESTMENT INCOME	1,771,303

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(261,433)
Net change in unrealized appreciation/(depreciation) from investments	68,477

Net realized/unrealized losses from investments	(192,956)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,578,347

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	NVIT Enhanced Income Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$1,771,303	$3,072,462
Net realized losses from investment transactions	(261,433)	(481,082)
Net change in unrealized appreciation/(depreciation) from investments	68,477	1,175,413

Change in net assets resulting from operations	1,578,347	3,766,793

Distributions to Shareholders From:
Net investment income:
Class Y	(3,963,005)	(5,688,358)

Change in net assets from shareholder distributions	(3,963,005)	(5,688,358)

Change in net assets from capital transactions	(62,944,086)	45,675,808

Change in net assets	(65,328,744)	43,754,243

Net Assets:
Beginning of year	516,520,218	472,765,975

End of year	$451,191,474	$516,520,218

Accumulated undistributed net investment income at end of year	$238,683	$360,497

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$52,747,185	$92,840,914
Dividends reinvested	3,963,005	5,688,358
Cost of shares redeemed	(119,654,276)	(52,853,464)

Total Class Y Shares	(62,944,086)	45,675,808

Change in net assets from capital transactions	$(62,944,086)	$45,675,808

SHARE TRANSACTIONS:
Class Y Shares
Issued	5,379,437	9,402,491
Reinvested	406,273	580,150
Redeemed	(12,198,814)	(5,352,087)

Total Class Y Shares	(6,413,104)	4,630,554

Total change in shares	(6,413,104)	4,630,554

The accompanying notes are an integral part of these financial statements.

20

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Enhanced Income Fund

		Operations			Distributions				Ratios/Supplemental data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover
Class Y Shares
Year Ended December 31, 2013 (a)	$9.80	0.04	–	0.04	(0.09)	(0.09)	$9.75	0.37%	$451,191,474	0.42%	0.38%	0.42%	74.40%
Year Ended December 31, 2012 (a)	$9.83	0.06	0.02	0.08	(0.11)	(0.11)	$9.80	0.81%	$516,520,218	0.41%	0.62%	0.41%	66.14%
Year Ended December 31, 2011 (a)	$9.93	0.08	(0.04)	0.04	(0.14)	(0.14)	$9.83	0.40%	$472,765,975	0.42%	0.79%	0.42%	67.10%
Year Ended December 31, 2010 (a)	$9.99	0.13	(0.02)	0.11	(0.17)	(0.17)	$9.93	1.09%	$410,882,144	0.42%	1.27%	0.42%	54.74%
Year Ended December 31, 2009 (a)	$9.98	0.23	0.04	0.27	(0.26)	(0.26)	$9.99	2.70%	$356,799,658	0.44%	2.33%	0.44%	64.05%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

21

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Enhanced Income Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by other series of the Trust that operate as fund-of-funds, such as the NVIT Investor Destination Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value

22

Notes to Financial Statements (Continued)

December 31, 2013

(“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$130,255,100	$—	$130,255,100
Collateralized Mortgage Obligations	—	56,019,307	—	56,019,307
Commercial Mortgage Backed Securities	—	23,923,288	—	23,923,288
Corporate Bonds	—	219,434,152	—	219,434,152
Municipal Bond	—	3,676,487	—	3,676,487
Mutual Fund	11,907,565	—	—	11,907,565
U.S. Government Mortgage Backed Agencies	—	1,211,399	—	1,211,399
Yankee Dollar	—	3,021,708	—	3,021,708
Total	$11,907,565	$437,541,441	$—	$449,449,006

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

23

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $13,496 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion discounts. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to paydown gains and losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Losses from Investment Transactions
$—	$2,069,888	$(2,069,888)

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is

24

Notes to Financial Statements (Continued)

December 31, 2013

measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Effective June 17, 2013, NFA has selected HighMark Capital Management, Inc. (the “Subadviser”) as subadviser for the Fund. Prior to June 17, 2013, Morley Capital Management, Inc. was the subadviser for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.35%
$500 million up to $1 billion	0.34%
$1 billion up to $3 billion	0.325%
$3 billion up to $5 billion	0.30%
$5 billion up to $10 billion	0.285%
$10 billion and more	0.275%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.45% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

25

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $179,067 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $1,434.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $309,338,537 and sales of $356,497,781 (excluding short-term securities).

For the year ended December 31, 2013, the Fund had purchases of $0 and sales of $8,135,399 of U.S. Government securities.

26

Notes to Financial Statements (Continued)

December 31, 2013

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,963,005	$—	$3,963,005	$—	$3,963,005

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,688,358	$—	$5,688,358	$—	$5,688,358

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$238,683	$—	$238,683	$(12,220,653)	$86,992	$(11,894,978)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

27

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$449,362,014	$900,696	$(813,704)	$86,992

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$578,517	2016
1,310,206	2017
1,549,529	2018

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$3,584,964	$5,197,437

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Enhanced Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Enhanced Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

29

Management Information

December 31, 2013

Trustees	and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

30

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

31

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served1,[2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

32

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]

Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

33

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

34

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

35

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

36

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

37

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

38

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

39

Annual Report

December 31, 2013

NVIT Government Bond Fund

AR-GB 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign

economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Government Bond Fund

For the annual period ended December 31, 2013, the NVIT Government Bond Fund (Class I) registered -4.06% versus -3.21%% for its benchmark, the BofA Merrill Lynch (BofAML) AAA U.S. Treasury/Agency Master Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of General U.S. Government Funds (consisting of 50 funds as of December 31, 2013) was -2.61% for the same time period.

It has been a volatile year in the fixed-income markets, driven by both monetary and fiscal events. Uncertainty and the eventual clarity related to leadership changes at the Federal Reserve contributed to the volatility, as did speculation over timing of the Fed’s monetary policy changes. Budget policy events, including the government shutdown and sequester added to the market volatility.

A centerpiece of the Fed strategy has been monthly open-market purchases ($85 billion) of various types of government and federal agency securities, in an effort to hold interest rates low to stimulate the economy. Concern arose in the markets during the second quarter that the Fed might begin scaling back these purchases sooner than had been anticipated. This market perception had the effect of increasing interest rates and hurting the relative performance of less-liquid and nongovernment-related securities.

As the third quarter progressed, the Fed reiterated its intention to maintain an accommodative monetary policy (continued security purchases) until there were further signs of meaningful improvement in U.S. employment and economic growth, and/or signs that inflation was accelerating.

By the end of the fourth quarter, however, the Fed perceived economic growth and strength in employment sufficient to announce that monthly asset purchases will be scaled back by $10 billion to $75 billion, beginning in January. The Fed did not, however, commit to a schedule for further tapering of asset purchases, indicating that it will continue to assess the economic climate as 2014 unfolds.

The year concluded with a sense of more clarity with respect to monetary and fiscal outlooks. There was added certainty concerning Fed leadership and monetary policy direction. On the fiscal front, the budget agreement reached in the fourth quarter should result in reduced risk of government shutdown over the next two years.

The Fund’s shorter duration than that of the benchmark contributed positively to relative Fund performance during the reporting period.

An out-of-benchmark position for the Fund in Treasury Inflation-Protected Securities (TIPS) detracted from the relative performance of the Fund during the reporting period. TIPS did not recover as fully as other asset classes in the third quarter, and also were hurt by the announced reduction in monthly Fed asset purchases targeted to begin in January 2014. Inflation did not accelerate materially during the reporting period, which also negatively affected TIPS returns.

Subadviser:

Nationwide Asset Management, LLC

Portfolio Managers:

Joel S. Buck and Gary R. Hunt, CFA

The Fund’s value is not guaranteed by the U.S. government or any government agency. The Fund is subject to the risks of investing in fixed-income securities. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Government Bond Fund

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital.

Highlights

•	The NVIT Government Bond Fund (Class I) registered -4.06%, underperforming the benchmark by 0.85% and the Lipper peer group by 1.45%.

•	The Fund’s shorter duration than that of the benchmark contributed positively to relative Fund performance during the reporting period.

•	An out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS) detracted from the relative performance of the Fund during the reporting period.

Asset Allocation†

U.S. Government Sponsored & Agency Obligations	34.4%
U.S. Government Mortgage Backed Agencies	29.8%
Collateralized Mortgage Obligations	15.2%
U.S. Treasury Bonds	11.5%
Sovereign Bond	5.3%
Mutual Fund	1.8%
U.S. Treasury Note	1.6%
Other assets in excess of liabilities	0.4%
100.0%

Top Holdings††

Federal National Mortgage Association REMICS, 2.50%, 09/25/42	8.5%
Federal National Mortgage Association, 2.25%, 03/15/16	8.3%
Federal National Mortgage Association, 6.09%, 09/27/27	6.9%
Private Export Funding Corp., 5.45%, 09/15/17	5.5%
Israel Government AID Bond, 5.50%, 12/04/23	5.4%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 01/15/23	4.9%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust, 5.13%, 04/19/17	4.5%
Federal National Mortgage Association Pool, 3.50%, 08/01/27	4.3%
Federal Home Loan Mortgage Corp., 1.00%, 07/28/17	4.0%
U.S. Treasury Inflation Indexed Bonds, 2.50%, 01/15/29	3.3%
Other Holdings	44.4%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

6

Fund Performance	NVIT Government Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class I	(4.06)%	2.67%	3.80%
Class II	(4.26)%	2.42%	3.54%
Class III	(4.10)%	2.67%	3.78%
Class IV	(4.13)%	2.68%	3.79%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

Expense Ratios

Expense Ratio*
Class I	0.69%
Class II	0.94%
Class III	0.69%
Class IV	0.69%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

7

Fund Performance (con’t.)	NVIT Government Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Government Bond Fund versus performance of the BofA Merrill Lynch (BofAML) AAA U.S. Treasury/Agency Master Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Government Bond Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	995.40	3.42	0.68
	Hypothetical	[a,b]	1,000.00	1,021.78	3.47	0.68
Class II Shares	Actual	[a]	1,000.00	994.30	4.67	0.93
	Hypothetical	[a,b]	1,000.00	1,020.52	4.74	0.93
Class III Shares	Actual	[a]	1,000.00	995.00	3.42	0.68
	Hypothetical	[a,b]	1,000.00	1,021.78	3.47	0.68
Class IV Shares	Actual	[a]	1,000.00	994.60	3.42	0.68
	Hypothetical	[a,b]	1,000.00	1,021.78	3.47	0.68

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2013

NVIT Government Bond Fund

Collateralized Mortgage Obligations 15.2%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS
Series 2468, Class TE, 5.50%, 07/15/17	$900,787	$951,457
Series 2517, Class BH, 5.50%, 10/15/17	1,700,828	1,799,911
Series 2509, Class LK, 5.50%, 10/15/17	2,804,580	2,963,606
Series 2985, Class JR, 4.50%, 06/15/25	12,091,531	12,907,182
Series 2922, Class GA, 5.50%, 05/15/34	3,415,835	3,707,949
Federal National Mortgage Association REMICS
Series 2003-64, Class HQ, 5.00%, 07/25/23	4,744,695	5,142,310
Series 1993-149, Class M, 7.00%, 08/25/23	1,092,594	1,231,370
Series 2005-40, Class YG, 5.00%, 05/25/25	12,107,448	12,939,393
Series 2003-66, Class AP, 3.50%, 11/25/32	242,562	246,444
Series 2013-59, Class MX, 2.50%, 09/25/42	54,351,422	53,027,802

Total Collateralized Mortgage Obligations (cost $94,270,212)		94,917,424

Sovereign Bond 5.3%
ISRAEL 5.3%
Israel Government AID Bond, 5.50%, 12/04/23	29,000,000	33,438,296

Total Sovereign Bond (cost $35,411,017)		33,438,296

U.S. Government Mortgage Backed Agencies 29.8%
Federal Home Loan Mortgage Corp. Non Gold Pool Pool# 847558 2.89%, 06/01/35 (a)	4,919,595	5,228,604
Pool# 1G2082 4.80%, 07/01/37 (a)	879,101	946,545
Federal National Mortgage Association Pool Pool# 383661 6.62%, 06/01/16	9,246,459	10,358,819
Pool# 462260 5.60%, 09/01/18	9,325,282	9,508,975
Pool# 874142 5.56%, 12/01/21	$11,133,904	12,657,733
Pool# 932840 3.50%, 12/01/25	2,133,276	2,234,606

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AD9746 3.50%, 12/01/25	$6,964,459	$7,295,271
Pool# AB2514 3.50%, 03/01/26	3,827,385	4,009,185
Pool# AK2659 2.50%, 02/01/27	8,450,970	8,372,402
Pool# AK3900 2.50%, 03/01/27	9,638,671	9,549,061
Pool# AK8393 2.50%, 03/01/27	2,593,403	2,569,292
Pool# AK9461 2.50%, 03/01/27	12,742,445	12,623,980
Pool# 890543 3.50%, 08/01/27	25,641,244	26,851,190
Pool# 745684 2.40%, 04/01/34 (a)	9,194,675	9,732,518
Pool# 790760 2.21%, 09/01/34 (a)	2,991,984	3,158,927
Pool# 799144 1.79%, 04/01/35 (a)	1,309,078	1,354,552
Pool# 822705 2.52%, 04/01/35 (a)	1,129,522	1,200,470
Pool# 821377 2.34%, 05/01/35 (a)	2,360,134	2,494,157
Pool# 815217 2.36%, 05/01/35 (a)	1,717,119	1,815,653
Pool# 783609 2.64%, 05/01/35 (a)	1,877,936	1,995,893
Pool# 826181 2.36%, 07/01/35 (a)	6,033,325	6,390,015
Pool# 873932 6.31%, 08/01/36	7,672,246	8,547,119
Pool# 745866 2.26%, 09/01/36 (a)	12,506,084	13,286,426
Government National Mortgage Association I Pool Pool# 711052 3.50%, 12/15/24	112,481	117,924
Pool# 748484 3.50%, 08/15/25	770,651	807,949
Pool# 682492 3.50%, 10/15/25	2,003,093	2,100,040
Pool# 719433 3.50%, 10/15/25	1,017,071	1,066,295
Pool# 682497 3.50%, 11/15/25	2,232,117	2,340,148
Pool# 705178 3.50%, 11/15/25	608,497	637,947
Pool# 707690 3.50%, 11/15/25	683,058	716,117
Pool# 733504 3.50%, 11/15/25	2,216,454	2,323,727
Pool# 740930 3.50%, 11/15/25	727,981	763,215

10

Statement of Investments (Continued)

December 31, 2013

NVIT Government Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 742371 3.50%, 11/15/25	$757,104	$793,746
Pool# 749618 3.50%, 11/15/25	2,391,689	2,507,442
Pool# 750403 3.50%, 11/15/25	600,033	629,074
Pool# 682502 3.50%, 12/15/25	1,926,174	2,019,398
Pool# 755650 3.50%, 12/15/25	7,635,288	8,004,823

Total U.S. Government Mortgage Backed Agencies (cost $181,608,060)		187,009,238

U.S. Government Sponsored & Agency Obligations 34.4%
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 5.13%, 04/19/17(b)	25,000,000	28,171,883
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	14,614,083
Federal Home Loan Mortgage Corp. 1.00%, 07/28/17	25,000,000	24,861,170
Federal National Mortgage Association 2.25%, 03/15/16	50,000,000	51,876,415
6.09%, 09/27/27	35,000,000	42,745,056
Lightship Tankers III LLC 6.50%, 06/14/24	5,175,000	5,754,859
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	34,331,178
2.25%, 12/15/17	13,000,000	13,342,044
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,055

Total U.S. Government Sponsored & Agency Obligations (cost $216,070,684)		215,706,743

U.S. Treasury Bonds 11.5%
U.S. Treasury Inflation Indexed Bonds 1.38%, 07/15/18 (c)	10,500,000	12,324,318
0.13%, 01/15/23 (c)	32,000,000	30,581,653
2.50%, 01/15/29 (c)	16,000,000	20,452,983
0.63%, 02/15/43 (c)	10,750,000	8,396,423

Total U.S. Treasury Bonds (cost $83,408,251)		71,755,377

U.S. Treasury Note 1.6%

	Principal Amount	Market Value

U.S. Treasury Note, 2.00%, 09/30/20	$10,000,000	$9,775,000

Total U.S. Treasury Note (cost $9,974,665)		9,775,000

Mutual Fund 1.8%

	Shares

Money Market Fund 1.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.07% (d)	11,491,006	11,491,006

Total Mutual Fund (cost $11,491,006)		11,491,006

Total Investments (cost $632,233,895) (e) — 99.6%		624,093,084

Other assets in excess of liabilities — 0.4%		2,603,399

NET ASSETS — 100.0%		$626,696,483

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $28,171,883 which represents 4.50% of net assets.

(c)	Principal amounts are not adjusted for inflation.

(d)	Represents 7-day effective yield as of December 31, 2013.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AID	Agency for International Development

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits

11

Statement of Assets and Liabilities

December 31, 2013

NVIT Government Bond Fund
Assets:
Investments, at value (cost $632,233,895)	$624,093,084
Interest and dividends receivable	3,113,189
Receivable for investments sold	72,059
Receivable for capital shares issued	614,159
Prepaid expenses	1,687

Total Assets	627,894,178

Liabilities:
Payable for capital shares redeemed	775,229
Accrued expenses and other payables:
Investment advisory fees	254,186
Fund administration fees	20,402
Distribution fees	747
Administrative servicing fees	106,124
Accounting and transfer agent fees	549
Trustee fees	754
Custodian fees	4,147
Professional fees	11,819
Printing fees	22,792
Other	946

Total Liabilities	1,197,695

Net Assets	$626,696,483

Represented by:
Capital	$637,285,730
Accumulated undistributed net investment income	1,159,657
Accumulated net realized losses from investment transactions	(3,608,093)
Net unrealized appreciation/(depreciation) from investments	(8,140,811)

Net Assets	$626,696,483

12

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Government Bond Fund
Net Assets:
Class I Shares	$594,823,790
Class II Shares	3,459,202
Class III Shares	9,708,732
Class IV Shares	18,704,759

Total	$626,696,483

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	55,099,490
Class II Shares	321,308
Class III Shares	898,603
Class IV Shares	1,733,263

Total	58,052,664

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.80
Class II Shares	$10.77
Class III Shares	$10.80
Class IV Shares	$10.79

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Year Ended December 31, 2013

NVIT Government Bond Fund
INVESTMENT INCOME:
Interest income	$16,537,980
Dividend income	92,991

Total Income	16,630,971

EXPENSES:
Investment advisory fees	3,496,476
Fund administration fees	249,912
Distribution fees Class II Shares	9,998
Administrative servicing fees Class I Shares	1,027,994
Administrative servicing fees Class II Shares	5,999
Administrative servicing fees Class III Shares	20,831
Administrative servicing fees Class IV Shares	29,585
Professional fees	49,629
Printing fees	37,092
Trustee fees	24,478
Custodian fees	26,821
Accounting and transfer agent fees	3,477
Compliance program costs (Note 3)	2,114
Other	20,973

Total expenses before earnings credit and fees waived	5,005,379

Earnings credit (Note 5)	(42)
Investment advisory fees waived (Note 3)	(65,973)

Net Expenses	4,939,364

NET INVESTMENT INCOME	11,691,607

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(2,445,958)
Net change in unrealized appreciation/(depreciation) from investments	(40,200,713)

Net realized/unrealized losses from investments	(42,646,671)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,955,064)

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Government Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$11,691,607	$16,493,927
Net realized gains/(losses) from investment transactions	(2,445,958)	9,471,588
Net change in unrealized appreciation/(depreciation) from investments	(40,200,713)	(167,689)

Change in net assets resulting from operations	(30,955,064)	25,797,826

Distributions to Shareholders From:
Net investment income:
Class I	(12,397,563)	(17,354,761)
Class II	(62,501)	(91,010)
Class III	(202,417)	(437,754)
Class IV	(378,586)	(493,344)
Net realized gains:
Class I	(7,432,905)	(25,690,332)
Class II	(44,758)	(162,690)
Class III	(132,405)	(697,717)
Class IV	(221,806)	(727,597)

Change in net assets from shareholder distributions	(20,872,941)	(45,655,205)

Change in net assets from capital transactions	(129,117,464)	(51,466,380)

Change in net assets	(180,945,469)	(71,323,759)

Net Assets:
Beginning of year	807,641,952	878,965,711

End of year	$626,696,483	$807,641,952

Accumulated undistributed net investment income at end of year	$1,159,657	$1,347,192

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$80,990,665	$144,197,188
Dividends reinvested	19,830,468	43,045,093
Cost of shares redeemed	(219,052,422)	(229,296,399)

Total Class I Shares	(118,231,289)	(42,054,118)

Class II Shares
Proceeds from shares issued	320,295	167,027
Dividends reinvested	107,259	253,700
Cost of shares redeemed	(1,224,538)	(1,630,469)

Total Class II Shares	(796,984)	(1,209,742)

Class III Shares
Proceeds from shares issued	4,319,140	6,069,682
Dividends reinvested	334,822	1,135,471
Cost of shares redeemed	(13,037,019)	(13,940,458)

Total Class III Shares	(8,383,057)	(6,735,305)

15

Statements of Changes in Net Assets (Continued)

	NVIT Government Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$2,493,865	$2,188,590
Dividends reinvested	600,392	1,220,941
Cost of shares redeemed	(4,800,391)	(4,876,746)

Total Class IV Shares	(1,706,134)	(1,467,215)

Change in net assets from capital transactions	$(129,117,464)	$(51,466,380)

SHARE TRANSACTIONS:
Class I Shares
Issued	7,177,170	11,982,785
Reinvested	1,813,875	3,661,687
Redeemed	(19,434,655)	(19,065,723)

Total Class I Shares	(10,443,610)	(3,421,251)

Class II Shares
Issued	28,932	13,783
Reinvested	9,838	21,669
Redeemed	(109,174)	(136,494)

Total Class II Shares	(70,404)	(101,042)

Class III Shares
Issued	383,975	502,650
Reinvested	30,598	96,559
Redeemed	(1,155,206)	(1,164,673)

Total Class III Shares	(740,633)	(565,464)

Class IV Shares
Issued	221,741	181,745
Reinvested	54,923	103,918
Redeemed	(421,904)	(405,721)

Total Class IV Shares	(145,240)	(120,058)

Total change in shares	(11,399,887)	(4,207,815)

The accompanying notes are an integral part of these financial statements.

16

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$11.63	0.18	(0.65)	(0.47)	(0.23)	(0.13)	(0.36)	–	$10.80	(4.06%	)	$594,823,790	0.68%	1.62%	0.69%	108.42%
Year Ended December 31, 2012 (c)	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.06%		$762,193,954	0.69%	1.90%	0.69%	84.84%
Year Ended December 31, 2011 (c)	$11.49	0.31	0.52	0.83	(0.35)	(0.04)	(0.39)	–	$11.93	7.25%		$822,948,756	0.68%	2.66%	0.68%	87.44%
Year Ended December 31, 2010 (c)	$11.74	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.49	4.78%		$914,319,283	0.69%	3.01%	0.69%	98.86%
Year Ended December 31, 2009 (c)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%		$1,125,363,950	0.71%	3.39%	0.71%	65.87%

Class II Shares
Year Ended December 31, 2013 (c)	$11.59	0.15	(0.64)	(0.49)	(0.20)	(0.13)	(0.33)	–	$10.77	(4.26%	)	$3,459,202	0.93%	1.37%	0.94%	108.42%
Year Ended December 31, 2012 (c)	$11.89	0.20	0.13	0.33	(0.23)	(0.40)	(0.63)	–	$11.59	2.76%		$4,541,520	0.94%	1.67%	0.94%	84.84%
Year Ended December 31, 2011 (c)	$11.45	0.28	0.52	0.80	(0.32)	(0.04)	(0.36)	–	$11.89	7.00%		$5,860,810	0.93%	2.42%	0.93%	87.44%
Year Ended December 31, 2010 (c)	$11.70	0.33	0.19	0.52	(0.32)	(0.45)	(0.77)	–	$11.45	4.52%		$7,951,647	0.94%	2.77%	0.94%	98.86%
Year Ended December 31, 2009 (c)	$11.97	0.37	(0.08)	0.29	(0.38)	(0.18)	(0.56)	–	$11.70	2.43%		$10,532,918	0.96%	3.14%	0.96%	65.87%

Class III Shares
Year Ended December 31, 2013 (c)	$11.63	0.18	(0.66)	(0.48)	(0.22)	(0.13)	(0.35)	–	$10.80	(4.10%	)	$9,708,732	0.68%	1.61%	0.69%	108.42%
Year Ended December 31, 2012 (c)	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.04%		$19,067,090	0.69%	1.92%	0.69%	84.84%
Year Ended December 31, 2011 (c)	$11.49	0.31	0.52	0.83	(0.35)	(0.04)	(0.39)	–	$11.93	7.26%		$26,312,140	0.68%	2.64%	0.68%	87.44%
Year Ended December 31, 2010 (c)	$11.74	0.36	0.20	0.56	(0.36)	(0.45)	(0.81)	–	$11.49	4.79%		$27,670,204	0.68%	2.98%	0.68%	98.86%
Year Ended December 31, 2009 (c)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%		$22,621,617	0.71%	3.41%	0.71%	65.87%

Class IV Shares
Year Ended December 31, 2013 (c)	$11.63	0.18	(0.66)	(0.48)	(0.23)	(0.13)	(0.36)	–	$10.79	(4.13%	)	$18,704,759	0.68%	1.62%	0.69%	108.42%
Year Ended December 31, 2012 (c)	$11.93	0.23	0.14	0.37	(0.27)	(0.40)	(0.67)	–	$11.63	3.06%		$21,839,388	0.69%	1.90%	0.69%	84.84%
Year Ended December 31, 2011 (c)	$11.48	0.31	0.53	0.84	(0.35)	(0.04)	(0.39)	–	$11.93	7.35%		$23,844,005	0.68%	2.66%	0.68%	87.44%
Year Ended December 31, 2010 (c)	$11.73	0.36	0.19	0.55	(0.35)	(0.45)	(0.80)	–	$11.48	4.78%		$28,391,287	0.69%	3.00%	0.69%	98.86%
Year Ended December 31, 2009 (c)	$12.00	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.73	2.69%		$31,357,559	0.71%	3.40%	0.71%	65.87%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

17

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered of open-end management investment companies are valued at net asset value

18

Notes to Financial Statements (Continued)

December 31, 2013

(“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$94,917,424	$—	$94,917,424
Mutual Fund	11,491,006	—	—	11,491,006
Sovereign Bond	—	33,438,296	—	33,438,296
U.S. Government Mortgage Backed Agencies	—	187,009,238	—	187,009,238
U.S. Government Sponsored & Agency Obligations	—	215,706,743	—	215,706,743
U.S. Treasury Bonds	—	71,755,377	—	71,755,377
U.S. Treasury Note	—	9,775,000	—	9,775,000
Total	$11,491,006	$612,602,078	$—	$624,093,084

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

19

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to paydown gains and losses and distribution redesignation. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investment transactions
$—	$1,161,925	$(1,161,925)

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax

20

Notes to Financial Statements (Continued)

December 31, 2013

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.50%
$250 million up to $1 billion	0.475%
$1 billion up to $2 billion	0.45%
$2 billion up to $5 billion	0.425%
$5 billion and more	0.40%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the affiliated Subadviser. NFA paid the Subadviser $1,014,978 during the year ended December 31, 2013.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $65,973, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $249,912 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

21

Notes to Financial Statements (Continued)

December 31, 2013

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $2,114.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2013, NFS earned $1,084,409 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $41,346 and $27,013, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

22

Notes to Financial Statements (Continued)

December 31, 2013

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $758,260,907 and sales of $886,270,779 (excluding short-term securities).

For the year ended December 31, 2013, the Fund had purchases of $93,564,703 and sales of $142,854,330 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$18,939,149	$1,933,792	$20,872,941	$—	$20,872,941

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$37,646,051	$8,009,154	$45,655,205	$—	$45,655,205

Amount designated as “—” is zero or has been rounded to zero.

23

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,204,524	$—	$1,204,524	$(3,608,093)	$(8,185,678)	$(10,589,247)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$632,278,762	$14,483,045	$(22,668,723)	$(8,185,678)

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected.

Loss Carryforward Character
Short Term	Long Term
$3,108,397	$499,696

10.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class III shares will be converted to Class I shares. Class III shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Government Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Government Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

25

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund designates $1,933,792, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

26

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

29

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

30

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

31

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

32

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

33

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

34

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low-or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

35

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

36

Annual Report

December 31, 2013

NVIT International Equity Fund

AR-IE 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT International Equity Fund

For the annual period ended December 31, 2013, the NVIT International Equity Fund (Class I) returned 17.83% versus 15.29% for its benchmark, the MSCI ACWI ex USA. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of International Growth Funds (consisting of 134 funds as of December 31, 2013) was 19.31% for the same time period.

This fund experienced a manager change on June 17, 2013. For the period from January 1, 2013, through June 16, 2013, the NVIT International Equity Fund (Class I) returned 3.93%, compared with 2.62% for the MSCI ACWI ex USA. From June 17, 2013, through December 31, 2013, the Fund (Class I) returned 13.38% versus 12.34% for the benchmark.

The year 2013 was certainly a good one for developed-market equity investors. The combination of slow but positive global economic growth, central bank stimulus and higher operating profits sent most averages to all-time highs. Japan was the standout equity market for the year, up more than 50% in local terms, offset by the sharp decline in the yen as Abenomics (economic policies advocated by Japanese Prime Minister Shinzō Abe) produced the desired results in the first year of implementation. European markets also were almost uniformly positive, despite significant differences in the local economic growth and persistently high unemployment throughout southern Europe. The Pacific Rim struggled comparatively as weakness in the emerging markets, the weak yen and falling commodity prices depressed the entire region. Emerging markets were a different story entirely, suffering their worst comparable year in over 25 years. The combination of weak economic growth, political and social unrest in every region, declining commodity prices and the prospect of higher global interest rates caused investors to seek the safety of developed markets. Since the Fund’s manager change in June, higher-beta and higher-volatility stocks have been favored. Telecommunication services, consumer discretionary and industrials stocks have led the market. Sentiment factors (price momentum and analyst upgrades) also have driven stocks globally throughout most of the year.

Portfolio Review

Since the Fund’s manager change in June, the Fund has outperformed the MSCI ACWI ex USA by over 1%. Consistent with our investment process, the overwhelming majority of the excess return for the Fund has been driven by stock selection, with the consumer discretionary and materials sectors providing the strongest relative Fund returns, while the Fund’s strategy lagged in consumer staples and information technology. Regionally, the Fund added value in every area except emerging Europe, notably Turkey. Continental Europe and Asia excluding Japan were the strongest regions.

Fund holdings which contributed to the Fund’s return included Societe Generale, which beat earnings expectations by nearly 50% in the third quarter and successfully met the Basel 3 capital requirements. UK pharmaceuticals company Shire continued to rally in the latter half of the year, benefiting from a strong drug pipeline and a new management team. Galaxy Entertainment, the Hong Kong gaming company, has seen a 50% increase in revenue, benefiting from a new casino and improved infrastructure that allows better access to the properties. Fortescue Metals, an Australian iron ore producer, has emerged as a major exporter, effectively breaking the market oligopoly, as India’s ban on mining and lackluster results from China have allowed it to gain significant market share.

The largest detractors from Fund returns over the reporting period included the Fund’s underweight in Vodafone, which was up nearly 40% during the reporting period. We find the stock to be slightly overvalued without significant growth potential. Turkish bank Turkiye Halk Bankasi has performed well as a bank, but the larger political situation has caused significant capital outflows and placed undue selling pressure on the stock. AAC Technologies, one of the major audio suppliers to the smartphone market, remains highly volatile and declined over 14% during the reporting period, despite a 30% increase in the fourth

5

Fund Commentary (con’t.)	NVIT International Equity Fund

quarter. The growth of the smartphone market remains highly speculative, and we have decided to close the position.

Our stock-ranking models were largely effective throughout most of the reporting period. Sentiment worked well throughout the reporting period as momentum factors proved to be the most powerful sources of discrimination for the year. Value also worked well in the fourth quarter despite a flat December, largely dragged down by weakness in Europe.

Subadviser:

Lazard Asset Management LLC

Portfolio Managers:

Taras Ivanenko, Paul Moghtader and Susanne Willumsen

The Fund is subject to the risks of investing in equity securities, including investing in smaller and mid-sized companies. The Fund is also subject to the risks associated with investing in foreign securities, including emerging market securities. Growth funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT International Equity Fund

Objective

The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in Europe, Australasia, the Far East and other regions, including developing countries.

Highlights

•	For the period under the current manager, the NVIT International Equity Fund (Class I) returned 13.38%, outperforming the benchmark by 1.04%.

•	The overwhelming majority of the excess return for the Fund has been driven by stock selection, with the consumer discretionary and materials sectors providing the strongest relative Fund returns.

•	The Fund’s strategy lagged in consumer staples and information technology.

Asset Allocation†

Common Stocks	97.5%
Repurchase Agreements	2.5%
Mutual Fund	1.2%
Preferred Stocks	0.9%
Right††	0.0%
Liabilities in excess of other assets	(2.1%)
100.0%

Top Holdings†††

Nestle SA	2.3%
BP PLC	2.2%
Allianz SE	1.9%
Novo Nordisk A/S, Class B	1.9%
GlaxoSmithKline PLC	1.8%
Shire PLC	1.7%
British American Tobacco PLC	1.7%
Samsung Electronics Co., Ltd.	1.7%
Rogers Communications, Inc., Class B	1.6%
AXA SA	1.6%
Other Holdings*	81.6%
100.0%

Top Industries†††

Commercial Banks	13.3%
Oil, Gas & Consumable Fuels	9.0%
Pharmaceuticals	7.6%
Insurance	5.3%
Metals & Mining	3.3%
Food Products	3.0%
Wireless Telecommunication Services	2.9%
Diversified Telecommunication Services	2.7%
Road & Rail	2.6%
Media	2.6%
Other Industries*	47.7%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%

†††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

7

Fund Overview (con’t.)	NVIT International Equity Fund

Top Countries†††

United Kingdom	16.4%
Japan	14.6%
France	7.5%
Canada	6.6%
Australia	5.3%
Germany	4.9%
Switzerland	4.3%
China	4.1%
South Korea	3.2%
Denmark	3.1%
Other Countries*	30.0%
100.0%

†††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

8

Fund Performance

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class I	17.83%	12.56%	9.37%
Class III	17.81%	12.53%	9.38%
Class VI2	17.56%	12.27%	9.23%

1 The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

2 These returns, until the creation of Class VI shares (May 1, 2008), are based on the performance of Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. The annual returns of Class VI shares have been restated to reflect the additional fees applicable to the class and therefore are lower than Class I shares. For Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class VI shares would have been lower.

Expense Ratios

Expense Ratio*
Class I	1.17%
Class III	1.17%
Class VI	1.42%

*	Current effective prospectus dated May 1, 2013, supplements dated June 12, 2013 and December 18, 2013. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT International Equity Fund versus performance of the MSCI All Country World Index (ACWI) ex USA and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	NVIT International Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT International Equity Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,169.40	6.18	1.13
	Hypothetical	[a,b]	1,000.00	1,019.51	5.75	1.13
Class III Shares	Actual	[a]	1,000.00	1,169.20	6.18	1.13
	Hypothetical	[a,b]	1,000.00	1,019.51	5.75	1.13
Class VI Shares	Actual	[a]	1,000.00	1,168.00	7.54	1.38
	Hypothetical	[a,b]	1,000.00	1,018.25	7.02	1.38

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statements of Investments

December 31, 2013

NVIT International Equity Fund

Common Stocks 97.5%

	Shares	Market Value

AUSTRALIA 5.4%
Biotechnology 0.2%
CSL Ltd.	3,372	$207,873

Capital Markets 0.5%
Platinum Asset Management Ltd.	84,479	521,543

Containers & Packaging 0.8%
Amcor Ltd.	76,393	721,592
Orora Ltd.*	76,393	79,125

		800,717

Diversified Telecommunication Services 1.0%
Telstra Corp., Ltd.	218,200	1,024,145

Food & Staples Retailing 0.5%
Woolworths Ltd.	16,000	484,502

Insurance 0.2%
Insurance Australia Group Ltd.	49,300	256,687

Machinery 0.2%
Bradken Ltd.	32,000	172,811

Metals & Mining 1.9%
BHP Billiton Ltd.	42,600	1,452,360
Fortescue Metals Group Ltd.	135,800	709,396

		2,161,756

Specialty Retail 0.1%
JB Hi-Fi Ltd.(a)	5,335	102,715

		5,732,749

BELGIUM 0.8%
Food & Staples Retailing 0.6%
Delhaize Group SA	11,400	678,209

Insurance 0.2%
Ageas	5,100	217,482

		895,691

BRAZIL 1.6%
Beverages 1.0%
AMBEV SA, ADR	132,000	970,200

Commercial Banks 0.4%
Itau Unibanco Holding SA — Preference Shares, ADR	32,882	446,209

Diversified Consumer Services 0.1%
Estacio Participacoes SA	11,400	98,622

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo	11,600	130,099

		1,645,130

CANADA 6.7%
Aerospace & Defense 0.2%
MacDonald Dettwiler & Associates Ltd.	3,200	247,927

Auto Components 0.2%
Magna International, Inc.	2,600	213,189

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Chemicals 0.3%
Methanex Corp.	6,153	$363,880

Commercial Services & Supplies 0.2%
Progressive Waste Solutions Ltd.	9,486	234,594

Information Technology Services 1.1%
Davis + Henderson Corp. (a)	40,367	1,132,062

Oil, Gas & Consumable Fuels 1.5%
Canadian Oil Sands Ltd.	21,264	399,957
Imperial Oil Ltd. (a)	20,000	885,667
Suncor Energy, Inc.	9,275	325,160

		1,610,784

Road & Rail 0.8%
Canadian National Railway Co.	14,252	812,522

Software 0.3%
Open Text Corp.	3,105	285,610

Thrifts & Mortgage Finance 0.4%
Home Capital Group, Inc. (a)	5,200	396,174

Wireless Telecommunication Services 1.7%
Rogers Communications, Inc., Class B	39,200	1,773,917

		7,070,659

CHINA 4.1%
Building Products 0.2%
China Lesso Group Holdings Ltd.	351,000	245,077

Commercial Banks 2.7%
Agricultural Bank of China Ltd., H Shares	718,000	354,185
China Construction Bank Corp., H Shares	1,103,000	835,094
China Minsheng Banking Corp., Ltd., H Shares	972,000	1,083,338
Industrial & Commercial Bank of China Ltd., H Shares	838,200	568,392

		2,841,009

Diversified Consumer Services 0.3%
New Oriental Education & Technology Group, Inc., ADR	8,663	272,885

Electronic Equipment, Instruments & Components 0.1%
Sunny Optical Technology Group Co., Ltd.	148,000	144,338

Internet Software & Services 0.2%
SouFun Holdings Ltd., ADR	2,906	239,483

Oil, Gas & Consumable Fuels 0.5%
China Petroleum & Chemical Corp., H Shares	296,000	242,876
CNOOC Ltd.	150,200	279,338

		522,214

Real Estate Management & Development 0.1%
Guangzhou R&F Properties Co., Ltd., H Shares	72,400	106,213

		4,371,219

12

Statements of Investments (Continued)

December 31, 2013

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK 3.2%
Health Care Equipment & Supplies 1.2%
Coloplast A/S, Class B	19,486	$1,291,836

Pharmaceuticals 2.0%
Novo Nordisk A/S, Class B	11,300	2,071,311

		3,363,147

EGYPT 0.3%
Commercial Banks 0.3%
Commercial International Bank Egypt SAE, ADR	68,250	307,125

FRANCE 7.6%
Aerospace & Defense 0.3%
European Aeronautic Defence and Space Co. NV	3,580	274,837

Auto Components 0.3%
Valeo SA	2,600	288,136

Commercial Banks 3.3%
BNP Paribas SA	15,500	1,209,113
Credit Agricole SA*	69,444	890,198
Societe Generale SA	26,400	1,535,173

		3,634,484

Electric Utilities 0.3%
Electricite de France	9,639	341,000

Insurance 1.6%
AXA SA	60,800	1,693,136

Oil, Gas & Consumable Fuels 1.5%
Total SA	25,400	1,559,039

Personal Products 0.3%
L’Oreal SA	1,515	266,054

		8,056,686

GERMANY 4.7%
Auto Components 0.6%
Continental AG	2,800	615,131

Capital Markets 0.2%
Deutsche Bank AG REG	4,203	201,918

Chemicals 0.8%
BASF SE	8,110	865,612

Insurance 2.9%
Allianz SE REG	11,534	2,075,263
Hannover Rueck SE	12,000	1,031,650

		3,106,913

Pharmaceuticals 0.2%
Stada Arzneimittel AG	4,224	209,130

		4,998,704

HONG KONG 2.3%
Hotels, Restaurants & Leisure 0.9%
Galaxy Entertainment Group Ltd.*	108,700	978,655

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Real Estate Management & Development 1.4%
Cheung Kong Holdings Ltd.	37,000	$585,368
China Overseas Land & Investment Ltd.	100,000	282,265
Wharf Holdings Ltd.	72,000	551,531

		1,419,164

		2,397,819

INDIA 1.4%
Automobiles 1.2%
Tata Motors Ltd., ADR	39,678	1,222,082

Information Technology Services 0.2%
Infosys Ltd., ADR	4,596	260,134

		1,482,216

INDONESIA 0.7%
Commercial Banks 0.4%
Bank Rakyat Indonesia Persero Tbk PT	651,500	389,415

Diversified Telecommunication Services 0.3%
Telekomunikasi Indonesia Persero Tbk PT	1,717,500	303,978

		693,393

IRELAND 2.5%
Containers & Packaging 0.8%
Smurfit Kappa Group PLC	18,500	455,170
Smurfit Kappa Group PLC	14,354	352,263

		807,433

Pharmaceuticals 1.7%
Shire PLC	39,818	1,876,511

		2,683,944

ISRAEL 0.7%
Commercial Banks 0.5%
Bank Leumi Le-Israel BM*	134,573	549,543

Diversified Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	130,349	221,054

		770,597

ITALY 2.2%
Commercial Banks 0.5%
Banco Popolare Societa Cooperativa*	112,583	215,610
Unione di Banche Italiane SCPA	39,840	270,086

		485,696

Media 0.3%
Mediaset SpA*	65,078	308,628

Oil, Gas & Consumable Fuels 1.4%
Eni SpA	62,157	1,501,941

		2,296,265

13

Statements of Investments (Continued)

December 31, 2013

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN 15.0%
Airlines 0.3%
Japan Airlines Co., Ltd.	6,500	$320,653

Auto Components 0.9%
Bridgestone Corp.	26,400	1,000,214

Automobiles 0.3%
Honda Motor Co., Ltd.	7,600	313,706

Building Products 0.2%
Asahi Glass Co., Ltd.	38,000	236,618

Capital Markets 0.5%
Okasan Securities Group, Inc.	49,000	500,783

Chemicals 0.8%
Asahi Kasei Corp.	113,000	886,351

Commercial Banks 1.5%
Joyo Bank Ltd. (The)	75,000	383,488
Mitsubishi UFJ Financial Group, Inc.	73,600	488,660
North Pacific Bank Ltd.	50,100	204,017
San-In Godo Bank Ltd. (The)	24,000	172,195
Sumitomo Mitsui Financial Group, Inc.	6,300	327,621

		1,575,981

Diversified Financial Services 0.5%
Century Tokyo Leasing Corp.	15,100	498,695

Electronic Equipment, Instruments & Components 1.1%
Murata Manufacturing Co., Ltd.	13,500	1,200,600

Food & Staples Retailing 0.2%
Cocokara fine, Inc.	7,500	197,505

Household Durables 0.5%
Misawa Homes Co. Ltd.	11,400	175,388
Sekisui House Ltd.	24,000	335,837

		511,225

Industrial Conglomerates 0.3%
Toshiba Corp.	74,000	311,526

Information Technology Services 0.4%
Otsuka Corp.	3,700	472,690

Machinery 1.0%
Aida Engineering Ltd.	15,600	169,077
Hino Motors Ltd.	26,000	409,571
Komatsu Ltd.	11,500	236,110
Kubota Corp.	12,000	199,047

		1,013,805

Metals & Mining 1.0%
Mitsubishi Materials Corp.	130,000	480,538
Mitsui Mining & Smelting Co., Ltd.	179,000	550,426

		1,030,964

Oil, Gas & Consumable Fuels 0.1%
JX Holdings, Inc.	20,900	107,623

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Pharmaceuticals 0.4%
Otsuka Holdings Co., Ltd.	15,000	$433,109

Real Estate Management & Development 1.0%
Daito Trust Construction Co., Ltd.	3,500	327,208
Daiwa House Industry Co., Ltd.	36,000	697,507

		1,024,715

Road & Rail 2.0%
Central Japan Railway Co.	2,900	341,771
East Japan Railway Co.	14,900	1,186,902
West Japan Railway Co.	11,300	489,612

		2,018,285

Textiles, Apparel & Luxury Goods 0.3%
Seiko Holdings Corp.	58,000	286,012

Trading Companies & Distributors 1.7%
ITOCHU Corp.	52,800	652,747
Marubeni Corp.	110,000	791,898
Mitsui & Co., Ltd.	27,000	376,411

		1,821,056

		15,762,116

MALAYSIA 0.5%
Electric Utilities 0.3%
Tenaga Nasional Bhd	80,600	280,295

Real Estate Investment Trusts (REITs) 0.1%
KLCC Property Holdings Bhd	60,000	107,159

Thrifts & Mortgage Finance 0.1%
Malaysia Building Society Bhd	199,600	134,828

		522,282

MEXICO 0.7%
Household Products 0.4%
Kimberly-Clark de Mexico SAB de CV, Class A	177,300	503,526

Wireless Telecommunication Services 0.3%
America Movil SAB de CV Series L, ADR	11,500	268,755

		772,281

NETHERLANDS 0.9%
Industrial Conglomerates 0.3%
Koninklijke Philips NV	8,586	316,147

Insurance 0.3%
Aegon NV	36,600	346,841

Trading Companies & Distributors 0.3%
AerCap Holdings NV*	8,132	311,862

		974,850

NORWAY 0.7%
Commercial Banks 0.7%
DNB ASA	43,100	773,566

14

Statements of Investments (Continued)

December 31, 2013

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

POLAND 0.4%
Oil, Gas & Consumable Fuels 0.4%
Polskie Gornictwo Naftowe i Gazownictwo SA	259,417	$440,470

RUSSIA 1.3%
Commercial Banks 0.5%
Sberbank of Russia	160,200	494,369

Oil, Gas & Consumable Fuels 0.8%
Gazprom OAO, ADR	28,044	240,320
Lukoil OAO, ADR	10,800	675,618

		915,938

		1,410,307

SINGAPORE 0.3%
Diversified Financial Services 0.2%
Singapore Exchange Ltd.	37,000	213,363

Real Estate Management & Development 0.1%
Wing Tai Holdings Ltd.	72,000	112,469

		325,832

SOUTH AFRICA 1.8%
Diversified Financial Services 0.9%
FirstRand Ltd.	286,597	982,146

Food Products 0.2%
AVI Ltd.	40,600	222,081

Health Care Providers & Services 0.1%
Life Healthcare Group Holdings Ltd.	26,941	107,601

Metals & Mining 0.1%
Assore Ltd.	2,854	92,768

Specialty Retail 0.2%
Mr. Price Group Ltd.	13,651	213,362

Wireless Telecommunication Services 0.3%
Vodacom Group Ltd.	21,084	267,319

		1,885,277

SOUTH KOREA 3.3%
Automobiles 0.7%
Hyundai Motor Co.*	2,200	493,827
Kia Motors Corp.*	5,200	276,908

		770,735

Semiconductors & Semiconductor Equipment 1.8%
Samsung Electronics Co., Ltd.	1,400	1,824,267

Wireless Telecommunication Services 0.8%
SK Telecom Co. Ltd.	4,066	889,800

		3,484,802

SPAIN 1.9%
Construction & Engineering 0.7%
ACS Actividades de Construccion y Servicios SA	22,836	787,190

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Gas Utilities 0.9%
Enagas SA(a)	37,900	$990,019

Specialty Retail 0.3%
Industria de Diseno Textil SA	1,637	270,287

		2,047,496

SWEDEN 1.8%
Commercial Banks 0.7%
Skandinaviska Enskilda Banken AB, Class A	27,100	358,025
Swedbank AB, Class A	14,366	404,681

		762,706

Machinery 1.1%
Atlas Copco AB, Class A	39,700	1,102,312

		1,865,018

SWITZERLAND 4.4%
Capital Markets 0.3%
GAM Holding AG*	15,405	299,942

Food Products 2.3%
Nestle SA REG	33,600	2,462,546

Life Sciences Tools & Services 0.2%
Lonza Group AG REG*	2,537	241,099

Pharmaceuticals 1.6%
Novartis AG REG	3,135	251,268
Roche Holding AG	5,063	1,418,280

		1,669,548

		4,673,135

TAIWAN 2.8%
Electronic Equipment, Instruments & Components 1.0%
Largan Precision Co., Ltd.	23,000	940,072

Food & Staples Retailing 0.4%
President Chain Store Corp.	63,000	437,411

Semiconductors & Semiconductor Equipment 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	221,000	780,342

Textiles, Apparel & Luxury Goods 0.7%
Eclat Textile Co., Ltd.	69,720	787,251

		2,945,076

THAILAND 0.4%
Commercial Banks 0.1%
Kasikornbank PCL	31,000	148,181

Electronic Equipment, Instruments & Components 0.3%
Delta Electronics Thailand PCL	160,000	261,348

		409,529

15

Statements of Investments (Continued)

December 31, 2013

NVIT International Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TURKEY 0.4%
Commercial Banks 0.4%
Turkiye Halk Bankasi AS	52,241	$295,553
Turkiye Vakiflar Bankasi Tao, Class D	47,600	84,711

		380,264

UNITED KINGDOM 16.7%
Beverages 0.6%
Diageo PLC	17,600	583,239

Chemicals 0.3%
Croda International PLC	7,400	301,646

Commercial Banks 1.3%
HSBC Holdings PLC	110,521	1,212,874
Lloyds Banking Group PLC*	119,396	156,670

		1,369,544

Consumer Finance 0.2%
Provident Financial PLC	9,100	245,220

Diversified Telecommunication Services 1.4%
BT Group PLC	226,176	1,426,252

Energy Equipment & Services 0.2%
Petrofac Ltd.	11,196	227,032

Food & Staples Retailing 0.2%
J Sainsbury PLC	31,640	191,492

Food Products 0.5%
Unilever PLC	12,200	501,979

Hotels, Restaurants & Leisure 0.2%
Tui Travel PLC	30,300	207,689

Insurance 0.2%
Admiral Group PLC	9,725	211,394

Machinery 0.1%
IMI PLC	4,311	109,172

Media 2.3%
British Sky Broadcasting Group PLC	117,961	1,650,174
ITV PLC	235,403	757,561

		2,407,735

Metals & Mining 0.1%
Rio Tinto PLC	2,300	129,972

Multiline Retail 1.1%
Next PLC	13,000	1,175,091

Multi-Utilities 0.9%
Centrica PLC	162,350	936,212

Oil, Gas & Consumable Fuels 2.7%
BG Group PLC	25,622	551,343
BP PLC	297,862	2,413,907

		2,965,250

Pharmaceuticals 1.9%
GlaxoSmithKline PLC	73,500	1,963,735

Common Stocks (continued)

	Shares	Market Value

TURKEY (continued)
Software 0.1%
Micro Focus International PLC	8,307	$105,748

Specialty Retail 0.3%
WH Smith PLC	17,600	292,247

Textiles, Apparel & Luxury Goods 0.3%
Burberry Group PLC	12,804	322,601

Tobacco 1.8%
British American Tobacco PLC	34,500	1,851,757

		17,525,007

Total Common Stocks (cost $90,476,007)		102,962,652

Preferred Stocks 0.9%
BRAZIL 0.6%
Independent Power Producers & Energy Traders 0.2%
AES Tiete SA — Preference Shares	25,800	208,762

Machinery 0.2%
Randon SA Implementos e Participacoes — Preference Shares	58,200	283,446

Oil, Gas & Consumable Fuels 0.2%
Petroleo Brasileiro SA — Preference Shares	23,500	170,130

GERMANY 0.3%
Automobiles 0.3%
Volkswagen AG	998	280,856

Total Preferred Stocks (cost $908,318)		943,194

Right 0.0%†

	Number of Rights	Market Value
MALAYSIA 0.0%†
Thrifts & Mortgage Finance 0.0%†
Malaysia Building Society Bhd, 01/13/14*	99,800	15,844

Total Right (cost $–)		15,844

16

Statements of Investments (Continued)

December 31, 2013

NVIT International Equity Fund (Continued)

Mutual Fund 1.2%

	Shares	Market Value

Money Market Fund 1.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (b)	1,267,036	$1,267,036

Total Mutual Fund (cost $1,267,036)		1,267,036

Repurchase Agreements 2.5%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $653,513, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $666,583. (c)	$653,513	653,513

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $2,000,031, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $2,040,000. (c)	2,000,000	2,000,000

Total Repurchase Agreements (cost $2,653,513)		2,653,513

Total Investments (cost $95,304,874) (d) — 102.1%		107,842,239
Liabilities in excess of other assets — (2.1)%		(2,197,793)

NET ASSETS — 100.0%		$105,644,446

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $2,540,310.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $2,653,513.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

AS	Stock Corporation

ASA	Stock Corporation

Bhd	Public Limited Company

BM	Limited Liability

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SCPA	Italian consortium joint-stock company

SE	European Public Limited Liability Company

SpA	Limited Share Company

Tbk PT	State Owned Company

17

Statement of Assets and Liabilities

December 31, 2013

NVIT International Equity Fund
Assets:
Investments, at value *(cost $92,651,361)	$105,188,726
Repurchase agreements, at value and cost	2,653,513

Total Investments	107,842,239

Foreign currencies, at value (cost $16,481)	16,481
Dividends receivable	137,518
Security lending income receivable	5,464
Receivable for investments sold	16,437
Receivable for capital shares issued	312,389
Reclaims receivable	181,611
Prepaid expenses	215

Total Assets	108,512,354

Liabilities:
Payable for investments purchased	16,479
Payable for capital shares redeemed	36,247
Cash overdraft (Note 2)	16,437
Payable upon return of securities loaned (Note 2)	2,653,513
Accrued expenses and other payables:
Investment advisory fees	68,594
Fund administration fees	9,084
Distribution fees	6,349
Administrative servicing fees	14,357
Accounting and transfer agent fees	2,800
Trustee fees	101
Deferred capital gain country tax	5,006
Custodian fees	800
Compliance program costs (Note 3)	3
Professional fees	15,316
Printing fees	14,402
Other	8,420

Total Liabilities	2,867,908

Net Assets	$105,644,446

Represented by:
Capital	$95,679,369
Accumulated undistributed net investment income	1,744,261
Accumulated net realized losses from investments and foreign currency transactions	(4,320,851)
Net unrealized appreciation/(depreciation) from investments†	12,532,359
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	9,308

Net Assets	$105,644,446

*	Includes value of securities on loan of $2,540,310 (Note 2).
†	Net of $5,006 of deferred capital gain country tax.

18

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT International Equity Fund
Net Assets:
Class I Shares	$19,708,439
Class III Shares	54,669,892
Class VI Shares	31,266,115

Total	$105,644,446

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,833,612
Class III Shares	5,078,688
Class VI Shares	2,924,106

Total	9,836,406

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.75
Class III Shares	$10.76
Class VI Shares	$10.69

The accompanying notes are an integral part of these financial statements

19

Statement of Operations

For the Year Ended December 31, 2013

NVIT International Equity Fund
INVESTMENT INCOME:
Dividend income	$2,998,198
Income from securities lending (Note 2)	7,091
Other income	2,106
Foreign tax withholding	(215,191)

Total Income	2,792,204

EXPENSES:
Investment advisory fees	791,260
Fund administration fees	103,548
Distribution fees Class VI Shares	69,227
Administrative servicing fees Class I Shares	27,595
Administrative servicing fees Class III Shares	79,230
Administrative servicing fees Class VI Shares	41,536
Professional fees	47,725
Printing fees	24,848
Trustee fees	3,506
Custodian fees	1,543
Accounting and transfer agent fees	10,500
Compliance program costs (Note 3)	327
Other	5,839

Total expenses before earnings credit and fees waived	1,206,684

Earnings credit (Note 5)	(24)
Investment advisory fees waived (Note 3)	(6,793)

Net Expenses	1,199,867

NET INVESTMENT INCOME	1,592,337

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	9,614,152
Net realized losses from foreign currency transactions (Note 2)	(34,640)

Net realized gains from investments and foreign currency transactions	9,579,512

Net change in unrealized appreciation/(depreciation) from investments ††	5,142,803
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	21,770

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	5,164,573

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	14,744,085

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,336,422

†	Net of capital gain country taxes of $976.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $5,006.

The accompanying notes are an integral part of these financial statements

20

Statements of Changes in Net Assets

	NVIT International Equity Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$1,592,337	$1,053,477
Net realized gains/(losses) from investments and foreign currency transactions	9,579,512	(2,852,643)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	5,164,573	15,761,246

Change in net assets resulting from operations	16,336,422	13,962,080

Distributions to Shareholders From:
Net investment income:
Class I	(98,246)	(146,678)
Class III	(276,374)	(437,739)
Class VI	(148,515)	(156,474)

Change in net assets from shareholder distributions	(523,135)	(740,891)

Change in net assets from capital transactions	(6,272,002)	(14,399,081)

Change in net assets	9,541,285	(1,177,892)

Net Assets:
Beginning of year	96,103,161	97,281,053

End of year	$105,644,446	$96,103,161

Accumulated undistributed net investment income at end of year	$1,744,261	$274,721

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,857,313	$3,102,733
Dividends reinvested	98,246	146,678
Cost of shares redeemed	(5,573,500)	(4,122,423)

Total Class I Shares	(617,941)	(873,012)

Class III Shares
Proceeds from shares issued	3,287,174	1,552,329
Dividends reinvested	276,374	437,739
Cost of shares redeemed	(9,832,580)	(12,178,231)

Total Class III Shares	(6,269,032)	(10,188,163)

Class VI Shares
Proceeds from shares issued	4,628,099	2,015,759
Dividends reinvested	148,515	156,474
Cost of shares redeemed	(4,161,643)	(5,510,139)

Total Class VI Shares	614,971	(3,337,906)

Change in net assets from capital transactions	$(6,272,002)	$(14,399,081)

21

Statements of Changes in Net Assets (Continued)

	NVIT International Equity Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	491,010	363,420
Reinvested	9,576	16,172
Redeemed	(565,909)	(483,063)

Total Class I Shares	(65,323)	(103,471)

Class III Shares
Issued	330,232	180,075
Reinvested	26,911	48,209
Redeemed	(995,860)	(1,415,973)

Total Class III Shares	(638,717)	(1,187,689)

Class VI Shares
Issued	469,530	235,928
Reinvested	14,546	17,290
Redeemed	(424,515)	(641,130)

Total Class VI Shares	59,561	(387,912)

Total change in shares	(644,479)	(1,679,072)

The accompanying notes are an integral part of these financial statements

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Equity Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$9.17	0.17	1.46	1.63	(0.05)	—	(0.05)	—	$10.75	17.83%		$19,708,439	1.14%	1.68%	1.15%	118.28%
Year Ended December 31, 2012 (c)	$8.00	0.10	1.15	1.25	(0.08)	—	(0.08)	—	$9.17	15.61%		$17,410,499	1.17%	1.14%	1.17%	25.05%
Year Ended December 31, 2011 (c)	$8.97	0.09	(0.95)	(0.86)	(0.11)	—	(0.11)	—	$8.00	(9.76%	)	$16,018,649	1.18%	1.01%	1.18%	113.73%	(d)
Year Ended December 31, 2010 (c)	$8.01	0.11	0.93	1.04	(0.08)	—	(0.08)	—	$8.97	13.29%		$9,374,971	1.11%	1.37%	1.11%	81.29%
Year Ended December 31, 2009 (c)	$6.25	0.08	1.75	1.83	(0.06)	(0.01)	(0.07)	—	$8.01	29.72%		$9,333,669	1.13%	1.17%	1.13%	330.92%

Class III Shares
Year Ended December 31, 2013 (c)	$9.18	0.17	1.46	1.63	(0.05)	—	(0.05)	—	$10.76	17.81%		$54,669,892	1.14%	1.68%	1.15%	118.28%
Year Ended December 31, 2012 (c)	$8.01	0.10	1.15	1.25	(0.08)	—	(0.08)	—	$9.18	15.58%		$52,499,287	1.17%	1.16%	1.17%	25.05%
Year Ended December 31, 2011 (c)	$8.99	0.11	(0.98)	(0.87)	(0.11)	—	(0.11)	—	$8.01	(9.76%	)	$55,315,066	1.17%	1.28%	1.17%	113.73%	(d)
Year Ended December 31, 2010 (c)	$8.02	0.11	0.94	1.05	(0.08)	—	(0.08)	—	$8.99	13.27%		$66,763,599	1.11%	1.36%	1.11%	81.29%
Year Ended December 31, 2009 (c)	$6.26	0.07	1.76	1.83	(0.06)	(0.01)	(0.07)	—	$8.02	29.67%		$71,006,135	1.13%	0.99%	1.13%	330.92%

Class VI Shares
Year Ended December 31, 2013 (c)	$9.14	0.14	1.46	1.60	(0.05)	—	(0.05)	—	$10.69	17.56%		$31,266,115	1.39%	1.42%	1.40%	118.28%
Year Ended December 31, 2012 (c)	$7.98	0.08	1.13	1.21	(0.05)	—	(0.05)	—	$9.14	15.23%		$26,193,375	1.42%	0.89%	1.42%	25.05%
Year Ended December 31, 2011 (c)	$8.95	0.09	(0.96)	(0.87)	(0.10)	—	(0.10)	—	$7.98	(10.00%	)	$25,947,338	1.43%	0.99%	1.43%	113.73%	(d)
Year Ended December 31, 2010 (c)	$8.00	0.08	0.94	1.02	(0.07)	—	(0.07)	—	$8.95	13.00%		$23,729,621	1.36%	1.00%	1.36%	81.29%
Year Ended December 31, 2009 (c)	$6.25	0.03	1.79	1.82	(0.06)	(0.01)	(0.07)	—	$8.00	29.45%		$20,086,634	1.34%	0.44%	1.34%	330.92%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT International Equity Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

24

Notes to Financial Statements (Continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$247,927	$274,837	$—	$522,764
Airlines	—	320,653	—	320,653
Auto Components	213,189	1,903,481	—	2,116,670
Automobiles	1,222,082	1,084,441	—	2,306,523
Beverages	970,200	583,239	—	1,553,439
Biotechnology	—	207,873	—	207,873
Building Products	—	481,695	—	481,695
Capital Markets	—	1,524,186	—	1,524,186
Chemicals	363,880	2,053,609	—	2,417,489

25

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Commercial Banks	$753,334	$13,404,758	$—	$14,158,092
Commercial Services & Supplies	234,594	—	—	234,594
Construction & Engineering	—	787,190	—	787,190
Consumer Finance	—	245,220	—	245,220
Containers & Packaging	—	1,608,150	—	1,608,150
Diversified Consumer Services	371,507	—	—	371,507
Diversified Financial Services	—	1,694,204	—	1,694,204
Diversified Telecommunication Services	—	2,975,429	—	2,975,429
Electric Utilities	—	621,295	—	621,295
Electronic Equipment, Instruments & Components	—	2,546,358	—	2,546,358
Energy Equipment & Services	—	227,032	—	227,032
Food & Staples Retailing	—	1,989,119	—	1,989,119
Food Products	—	3,186,606	—	3,186,606
Gas Utilities	—	990,019	—	990,019
Health Care Equipment & Supplies	—	1,291,836	—	1,291,836
Health Care Providers & Services	—	107,601	—	107,601
Hotels, Restaurants & Leisure	—	1,186,344	—	1,186,344
Household Durables	—	511,225	—	511,225
Household Products	503,526	—	—	503,526
Industrial Conglomerates	—	627,673	—	627,673
Information Technology Services	1,392,196	472,690	—	1,864,886
Insurance	—	5,832,453	—	5,832,453
Internet Software & Services	239,483	—	—	239,483
Life Sciences Tools & Services	—	241,099	—	241,099
Machinery	—	2,398,100	—	2,398,100
Media	—	2,716,363	—	2,716,363
Metals & Mining	—	3,415,460	—	3,415,460
Multiline Retail	—	1,175,091	—	1,175,091
Multi-Utilities	—	936,212	—	936,212
Oil, Gas & Consumable Fuels	1,610,784	8,012,475	—	9,623,259
Personal Products	—	266,054	—	266,054
Pharmaceuticals	—	8,223,344	—	8,223,344
Real Estate Investment Trusts (REITs)	—	107,159	—	107,159
Real Estate Management & Development	—	2,662,561	—	2,662,561
Road & Rail	812,522	2,018,285	—	2,830,807
Semiconductors & Semiconductor Equipment	—	2,604,609	—	2,604,609
Software	285,610	105,748	—	391,358
Specialty Retail	—	878,611	—	878,611
Textiles, Apparel & Luxury Goods	—	1,395,864	—	1,395,864
Thrifts & Mortgage Finance	396,174	134,828	—	531,002
Tobacco	—	1,851,757	—	1,851,757
Trading Companies & Distributors	311,862	1,821,056	—	2,132,918
Water Utilities	130,099	—	—	130,099
Wireless Telecommunication Services	2,042,672	1,157,119	—	3,199,791
Total Common Stocks	$12,101,641	$90,861,011	$—	$102,962,652

26

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Mutual Fund	$1,267,036	$—	$—	$1,267,036
Preferred Stocks
Automobiles	—	280,856	—	280,856
Independent Power Producers & Energy Traders	208,762	—	—	208,762
Machinery	283,446	—	—	283,446
Oil, Gas & Consumable Fuels	170,130	—	—	170,130
Total Preferred Stocks	$662,338	$280,856	$—	$943,194
Repurchase Agreements	—	2,653,513	—	2,653,513
Right	—	15,844	—	15,844
Total	$14,031,015	$93,811,224	$—	$107,842,239

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $16,437 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5 below.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative

27

Notes to Financial Statements (Continued)

December 31, 2013

instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(e)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to

28

Notes to Financial Statements (Continued)

December 31, 2013

market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, the repos on a gross basis were as follows:

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses and passive foreign investment company gain/loss on sales. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Investments and Foreign Currency Transactions
$—	$400,338	$(400,338)

Amount designated as “—” is zero or has been rounded to zero.

29

Notes to Financial Statements (Continued)

December 31, 2013

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3. Transactions	with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Effective June 17, 2013, NFA has selected Lazard Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to June 17, 2013, Invesco Advisers, Inc. was the subadviser for the Fund.

30

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.80%
$500 million up to 2 billion	0.75%
$2 billion and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $6,793, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $103,548 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $327.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class VI shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class III, and Class VI shares of the Fund.

For the year ended December 31, 2013, NFS earned $148,361 in administrative services fees from the Fund.

31

Notes to Financial Statements (Continued)

December 31, 2013

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $1,799 and $3,876, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $112,858,778 and sales of $111,552,199 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

32

Notes to Financial Statements (Continued)

December 31, 2013

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $1,238 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$523,135	$—	$523,135	$—	$523,135

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$740,891	$—	$740,891	$—	$740,891

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,915,059	$—	$1,915,059	$(4,244,505)	$12,294,523	$9,965,077

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

33

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$95,552,018	$14,370,772	$(2,080,551)	$12,290,221

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$4,244,505	2017

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $8,702,441 to offset capital gains.

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class III shares will be converted to Class I shares and existing Class VI shares will be converted to Class II shares. Class III shares and Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT International Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT International Equity Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

35

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $3,002,190 or $0.3052 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $210,757 or $0.0214 per outstanding share.

36

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and
Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

37

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

38

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

39

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

40

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

41

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

42

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

43

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

44

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

45

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

46

Annual Report

December 31, 2013

NVIT International Index Fund

AR-INTX 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT International Index Fund

For the annual period ended December 31, 2013, the NVIT International Index Fund (Class Y) returned 21.72% versus 22.78% for its benchmark, the MSCI EAFE® Index.* For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of International Core Funds (consisting of 100 funds as of December 31, 2013) was 20.75% for the same time period.

International equities, as represented by the MSCI EAFE Index, posted an impressive gain of 22.78% (in U.S. dollar terms) for the 12-month period ended December 31, 2013, as the world’s largest central banks continued their stimulus measures and corporate profits benefited from the slow but positive growth environment.

International equity markets began 2013 with a powerful relief rally after the United States averted the worst of its potential fiscal crisis with a last-minute tax deal. The rally softened in February, however, as global economic momentum slowed. Later in the first quarter, a stalemate presidential election in Italy and a severe banking crisis in Cyprus reminded investors that political and financial instability in Europe continued to pose risks. The ascent of equities persevered as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield.

As the year progressed, the direction of equity markets became increasingly dominated by speculation around the future of monetary policy in response to signals from central banks, particularly the U.S. Federal Reserve. Sluggish global growth, ironically, was often conducive to positive stock market performance as weak economic data reinforced investors’ expectations that major central banks would maintain their accommodative stance. In addition, the modest pace of economic growth boded well for corporate profit margins as the global recovery was strong enough to support revenues while nearly stagnant wage growth kept costs low.

After peaking in late May, equity markets around the world recoiled when Fed Chairman Ben Bernanke mentioned the possibility of gradually reducing (or “tapering”) monetary stimulus before the end of 2013. Volatility picked up considerably as many investors misinterpreted the Fed’s remarks as signaling the end of low short-term interest rates. Equities staged a swift midsummer rebound, however, when the Fed’s tone turned more dovish. Later in the third quarter, mixed economic data drove high volatility as the numbers made investors increasingly anxious about when and how much the Fed would scale back on its monthly asset purchase program. Also concerning was the escalation of the revolution in Egypt and the civil war in Syria, events that fueled higher oil prices, an additional headwind for global growth.

September brought another sharp rally as the Fed defied market expectations with its decision to delay tapering its asset purchase program. On the geopolitical front, the turmoil in Egypt and Syria subsided and the re-election of Angela Merkel as chancellor of Germany was welcomed as a continuation of the status quo. The equity market advance was interrupted again in late September when the U.S. teetered on breaching the national debt ceiling and political brinksmanship led to a partial government shutdown. The rally quickly resumed in mid-October when politicians engineered a compromise to reopen the government and extend the debt ceiling until early 2014.

As economic indicators improved later in the fall, investors around the world grappled with rising uncertainty around the timing of the anticipated Fed taper. This anxiety was ultimately relieved when the central bank announced the commencement of tapering in mid-December. Investors reacted positively to this policy move as it signaled the Fed’s perception of real improvement in U.S. growth. Sentiment also was buoyed by the extension of the Fed’s expected time horizon for maintaining low short-term interest rates.

Equity markets in all of the developed countries represented in the MSCI EAFE Index moved higher for 2013 (in U.S. dollar terms); markets in Finland and Ireland posted the largest gains in the index. Japanese equities climbed higher as a weakening yen benefited the nation’s exporters, which comprise a large portion of the Japanese stock market.

5

Fund Commentary (con’t.)	NVIT International Index Fund

From a sector perspective, the consumer-driven areas of the MSCI EAFE Index were strong performers in 2013. Telecommunication services generated stellar returns, as did consumer discretionary stocks. The more growth-sensitive materials sector generated a modest return in the tepid economic environment.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA, CPA;

Edward Corallo; and Greg Savage, CFA

*The Fund is indexed to an MSCI index. The Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based.

The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities, as well as the risks of investing in foreign securities. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT International Index Fund

Objective

The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.

Top Industries†††

Commercial Banks	12.9%
Pharmaceuticals	8.2%
Oil, Gas & Consumable Fuels	6.2%
Insurance	5.3%
Automobiles	3.9%
Food Products	3.7%
Metals & Mining	3.5%
Chemicals	3.2%
Diversified Telecommunication Services	2.9%
Machinery	2.6%
Other Industries *	47.6%
100.0%
Asset Allocation†

Common Stocks	98.4%
Repurchase Agreements	2.7%
Preferred Stocks	0.6%
Right††	0.0%
Liabilities in excess of other assets	(1.7)%
100.0%

Top Holdings†††

Nestle SA	1.7%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.5%
Vodafone Group PLC	1.4%
Novartis AG	1.4%
Toyota Motor Corp.	1.2%
BP PLC	1.1%
Royal Dutch Shell PLC	1.0%
Total SA	1.0%
GlaxoSmithKline PLC	1.0%
Other Holdings*	87.2%
100.0%

Top Countries†††

Japan	20.4%
United Kingdom	18.9%
France	9.5%
Switzerland	9.3%
Germany	9.1%
Australia	7.2%
Netherlands	4.4%
Spain	3.2%
Sweden	3.1%
Hong Kong	2.6%
Other Countries*	12.3%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

7

Fund Performance	NVIT International Index Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class II	21.36%	11.61%	2.19%
Class VI	21.27%	11.61%	2.19%
Class VIII	21.01%	11.48%	2.09%
Class Y	21.72%	12.07%	2.61%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2006.

Expense Ratios

Expense Ratio*
Class II	0.72%
Class VI	0.72%
Class VIII	0.87%
Class Y	0.32%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance	NVIT International Index Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT International Index Fund since inception through 12/31/13 versus performance of the MSCI EAFE® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT International Index Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class II Shares	Actual	[a]	1,000.00	1,175.70	3.84	0.70
	Hypothetical	[a,b]	1,000.00	1,021.68	3.57	0.70
Class VI Shares	Actual	[a]	1,000.00	1,174.70	3.84	0.70
	Hypothetical	[a,b]	1,000.00	1,021.68	3.57	0.70
Class VIII Shares	Actual	[a]	1,000.00	1,175.00	4.66	0.85
	Hypothetical	[a,b]	1,000.00	1,020.92	4.33	0.85
Class Y Shares	Actual	[a]	1,000.00	1,177.90	1.65	0.30
	Hypothetical	[a,b]	1,000.00	1,023.69	1.53	0.30

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT International Index Fund

Common Stocks 98.4%

	Shares	Market Value

AUSTRALIA 7.3%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd. (a)	82,712	$420,686

Airlines 0.0%†
Qantas Airways Ltd.*	158,600	155,573

Beverages 0.1%
Coca-Cola Amatil Ltd.	73,625	792,027
Treasury Wine Estates Ltd.	83,457	359,951

		1,151,978

Biotechnology 0.2%
CSL Ltd.	61,912	3,816,681

Capital Markets 0.1%
Macquarie Group Ltd.	36,908	1,811,545

Chemicals 0.1%
Incitec Pivot Ltd.	217,904	522,737
Orica Ltd.	46,983	1,004,672

		1,527,409

Commercial Banks 2.7%
Australia & New Zealand Banking Group Ltd.	351,097	10,135,546
Bank of Queensland Ltd.	38,596	420,198
Bendigo and Adelaide Bank Ltd. (a)	51,885	545,423
Commonwealth Bank of Australia	206,081	14,359,129
National Australia Bank Ltd.	300,287	9,372,570
Westpac Banking Corp. (a)	397,302	11,517,261

		46,350,127

Commercial Services & Supplies 0.1%
Brambles Ltd.	197,974	1,621,991

Construction & Engineering 0.0%†
Leighton Holdings Ltd. (a)	20,796	300,331

Construction Materials 0.0%†
Boral Ltd. (a)	101,630	434,637

Containers & Packaging 0.1%
Amcor Ltd.	151,753	1,433,427

Diversified Financial Services 0.0%†
ASX Ltd.	24,159	794,470

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	551,554	2,588,777

Electric Utilities 0.0%†
SP AusNet (a)	218,957	243,824

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	25,127	373,778

Food & Staples Retailing 0.6%
Metcash Ltd. (a)	117,854	332,823
Wesfarmers Ltd.	127,755	5,030,091
Woolworths Ltd.	158,861	4,810,527

		10,173,441

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Gas Utilities 0.0%†
APA Group	108,606	$582,907

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd. (a)	6,803	358,432

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	16,171	625,840
Sonic Healthcare Ltd.	48,528	720,179

		1,346,019

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	49,367	744,837
Echo Entertainment Group Ltd.	99,549	219,286
Flight Centre Travel Group Ltd.	6,547	278,829
Tabcorp Holdings Ltd.	86,159	279,743
Tatts Group Ltd.	185,504	514,300

		2,036,995

Information Technology Services 0.0%†
Computershare Ltd.	63,352	645,582

Insurance 0.4%
AMP Ltd.	378,829	1,488,961
Insurance Australia Group Ltd.	262,491	1,366,696
QBE Insurance Group Ltd.	154,709	1,595,932
Suncorp Group Ltd.	166,001	1,948,496

		6,400,085

Media 0.0%†
REA Group Ltd.	6,066	204,895

Metals & Mining 1.2%
Alumina Ltd.* (a)	341,642	339,187
BHP Billiton Ltd.	410,247	13,986,528
Fortescue Metals Group Ltd. (a)	202,077	1,055,615
Iluka Resources Ltd. (a)	53,872	417,456
Newcrest Mining Ltd.	98,276	690,123
Rio Tinto Ltd.	56,201	3,439,906

		19,928,815

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	78,522	222,210

Multi-Utilities 0.1%
AGL Energy Ltd.	69,940	940,187

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	17,460	313,773
Origin Energy Ltd. (a)	139,973	1,764,025
Santos Ltd.	124,262	1,628,564
Woodside Petroleum Ltd.	83,292	2,900,937

		6,607,299

Professional Services 0.1%
ALS Ltd. (a)	50,939	401,880
Seek Ltd.	41,932	504,125

		906,005

11

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) 0.5%
BGP Holdings PLC* (b)	848,508	$0
CFS Retail Property Trust Group	267,337	465,349
Dexus Property Group	591,211	531,725
Federation Centres Ltd.	187,115	392,235
Goodman Group	215,173	911,637
GPT Group	228,968	696,325
Mirvac Group	457,447	687,869
Stockland (a)	293,732	949,669
Westfield Group	264,347	2,386,346
Westfield Retail Trust	381,624	1,013,837

		8,034,992

Real Estate Management & Development 0.0%†
Lend Lease Group	67,868	677,303

Road & Rail 0.1%
Asciano Ltd.	122,622	632,172
Aurizon Holdings Ltd.	262,438	1,146,208

		1,778,380

Transportation Infrastructure 0.1%
Sydney Airport	140,791	478,498
Transurban Group	181,806	1,111,816

		1,590,314

		125,459,095

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG	33,329	1,161,863
Raiffeisen Bank International AG	7,039	248,551

		1,410,414

Diversified Telecommunication Services 0.0%†
Telekom Austria AG (a)	25,161	190,619

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	4,833	241,543

Machinery 0.0%†
Andritz AG	8,974	562,392

Metals & Mining 0.1%
Voestalpine AG	13,989	672,232

Oil, Gas & Consumable Fuels 0.1%
OMV AG	18,457	883,747

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG* (b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	127,873	592,535

		4,553,482

BELGIUM 1.2%
Beverages 0.6%
Anheuser-Busch InBev NV	102,810	10,932,432

Common Stocks (continued)

	Shares	Market Value

BELGIUM (continued)
Chemicals 0.1%
Solvay SA	7,614	$1,205,062
Umicore SA	14,361	671,015

		1,876,077

Commercial Banks 0.1%
KBC Groep NV	31,309	1,780,090

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,122	929,819

Diversified Telecommunication Services 0.0%†
Belgacom SA (a)	18,701	553,405

Food & Staples Retailing 0.1%
Colruyt SA	9,328	521,187
Delhaize Group SA	12,989	772,742

		1,293,929

Insurance 0.1%
Ageas	28,357	1,209,244

Media 0.0%†
Telenet Group Holding NV	6,005	358,324

Pharmaceuticals 0.1%
UCB SA	13,832	1,030,508

		19,963,828

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	48,379	1,982,788

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	269,200	253,364

DENMARK 1.2%
Beverages 0.1%
Carlsberg A/S, Class B	13,909	1,539,083

Biotechnology 0.1%
Novozymes A/S, Class B	29,266	1,236,203

Commercial Banks 0.1%
Danske Bank A/S*	83,302	1,913,587

Diversified Telecommunication Services 0.1%
TDC A/S	102,542	995,131

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	13,911	922,238
William Demant Holding A/S*	3,371	327,476

		1,249,714

Insurance 0.0%†
Tryg A/S	3,315	320,560

Marine 0.2%
AP Moeller — Maersk A/S, Class A	69	710,772
AP Moeller — Maersk A/S, Class B	170	1,839,732

		2,550,504

12

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Pharmaceuticals 0.5%
Novo Nordisk A/S, Class B	50,899	$9,329,880

Road & Rail 0.0%†
DSV A/S	23,388	767,887

		19,902,549

FINLAND 0.9%
Auto Components 0.1%
Nokian Renkaat OYJ	14,122	677,212

Communications Equipment 0.2%
Nokia OYJ*	475,216	3,839,747

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	18,544	371,820

Diversified Telecommunication Services 0.0%†
Elisa OYJ	17,140	454,141

Electric Utilities 0.1%
Fortum OYJ	56,987	1,303,742

Insurance 0.2%
Sampo, Class A	54,385	2,673,167

Machinery 0.2%
Kone OYJ, Class B (a)	39,484	1,780,674
Metso OYJ (a)	16,080	687,613
Wartsila OYJ Abp	22,942	1,131,066

		3,599,353

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	17,530	346,682

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	68,206	685,386
UPM-Kymmene OYJ	66,967	1,135,767

		1,821,153

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,412	376,972

		15,463,989

FRANCE 9.7%
Aerospace & Defense 0.6%
European Aeronautic Defence and Space Co. NV	74,915	5,751,242
Safran SA	35,250	2,450,879
Thales SA	11,337	730,597
Zodiac Aerospace	4,525	801,876

		9,734,594

Auto Components 0.2%
Cie Generale des Etablissements Michelin	24,288	2,584,262
Valeo SA	9,359	1,037,177

		3,621,439

Automobiles 0.1%
Renault SA	24,401	1,963,705

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Beverages 0.2%
Pernod Ricard SA	26,985	$3,074,435
Remy Cointreau SA (a)	3,497	293,750

		3,368,185

Building Products 0.2%
Compagnie de Saint-Gobain	53,721	2,959,334

Chemicals 0.4%
Air Liquide SA	39,596	5,604,172
Arkema SA	7,866	918,420

		6,522,592

Commercial Banks 1.0%
BNP Paribas SA	127,122	9,916,445
Credit Agricole SA*	129,050	1,654,284
Natixis	114,021	670,812
Societe Generale SA	92,200	5,361,477

		17,603,018

Commercial Services & Supplies 0.1%
Edenred	26,323	881,359
Societe BIC SA	3,493	428,081

		1,309,440

Communications Equipment 0.1%
Alcatel-Lucent*	365,290	1,621,057

Construction & Engineering 0.3%
Bouygues SA	24,495	926,299
Vinci SA	61,684	4,054,568

		4,980,867

Construction Materials 0.1%
Imerys SA	4,669	406,427
Lafarge SA	23,602	1,771,564

		2,177,991

Diversified Financial Services 0.1%
Eurazeo SA	4,131	323,990
Wendel SA	4,287	624,882

		948,872

Diversified Telecommunication Services 0.5%
Iliad SA	3,281	672,247
Orange SA	235,038	2,918,028
Vivendi SA	154,687	4,080,243

		7,670,518

Electric Utilities 0.1%
Electricite de France	30,017	1,061,916

Electrical Equipment 0.5%
Alstom SA	28,350	1,033,827
Legrand SA	33,371	1,839,159
Schneider Electric SA	67,604	5,897,878

		8,770,864

13

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Energy Equipment & Services 0.1%
CGG SA* (a)	21,116	$366,465
Technip SA	13,042	1,255,432

		1,621,897

Food & Staples Retailing 0.2%
Carrefour SA	77,726	3,085,204
Casino Guichard Perrachon SA	7,141	823,972

		3,909,176

Food Products 0.3%
Danone SA	72,161	5,205,834

Health Care Equipment & Supplies 0.2%
Essilor International SA	26,501	2,819,903

Hotels, Restaurants & Leisure 0.1%
Accor SA	19,985	943,890
Sodexo	12,073	1,224,298

		2,168,188

Information Technology Services 0.1%
AtoS	8,598	779,011
Cap Gemini SA	18,361	1,242,772

		2,021,783

Insurance 0.4%
AXA SA	230,307	6,413,503
CNP Assurances	20,196	414,142
SCOR SE	20,028	732,555

		7,560,200

Machinery 0.0%†
Vallourec SA	13,088	714,032

Media 0.2%
Eutelsat Communications SA	17,771	554,498
JCDecaux SA	7,797	321,885
Lagardere SCA	14,552	540,950
Publicis Groupe SA	23,078	2,114,529

		3,531,862

Multi-Utilities 0.3%
GDF Suez	169,397	3,984,121
Suez Environnement Co.	34,047	610,568
Veolia Environnement SA	44,671	729,584

		5,324,273

Oil, Gas & Consumable Fuels 1.0%
Total SA	273,047	16,759,480

Personal Products 0.3%
L’Oreal SA	31,074	5,456,998

Pharmaceuticals 1.0%
Sanofi	152,425	16,278,218

Professional Services 0.0%†
Bureau Veritas SA	27,908	814,768

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	3,419	$295,144
Gecina SA	2,989	395,765
ICADE	4,629	430,917
Klepierre	12,723	589,740
Unibail-Rodamco SE	12,587	3,225,537

		4,937,103

Software 0.1%
Dassault Systemes	7,885	979,092

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,049	1,334,242
Kering	9,524	2,013,189
LVMH Moet Hennessy Louis Vuitton SA	32,575	5,951,261

		9,298,692

Trading Companies & Distributors 0.0%†
Rexel SA	27,566	723,431

Transportation Infrastructure 0.1%
Aeroports de Paris	3,808	432,399
Groupe Eurotunnel SA	73,002	767,490

		1,199,889

		165,639,211

GERMANY 8.7%
Air Freight & Logistics 0.3%
Deutsche Post AG REG	115,469	4,217,506

Airlines 0.0%†
Deutsche Lufthansa AG REG*	28,255	598,909

Auto Components 0.2%
Continental AG	13,918	3,057,638

Automobiles 1.0%
Bayerische Motoren Werke AG	42,299	4,967,287
Daimler AG REG	123,125	10,685,343
Volkswagen AG	3,683	1,000,000

		16,652,630

Capital Markets 0.4%
Deutsche Bank AG REG	130,964	6,291,698

Chemicals 1.1%
BASF SE	117,466	12,537,609
K+S AG	21,937	675,937
Lanxess AG (a)	10,291	687,638
Linde AG	23,866	4,997,209

		18,898,393

Commercial Banks 0.1%
Commerzbank AG*	124,916	2,016,568

Construction & Engineering 0.0%†
Hochtief AG	3,901	333,856

Construction Materials 0.1%
HeidelbergCement AG	18,258	1,386,426

14

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Diversified Financial Services 0.1%
Deutsche Boerse AG	24,591	$2,037,955

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	370,663	6,386,596
Telefonica Deutschland Holding AG	36,826	304,351

		6,690,947

Electrical Equipment 0.0%†
Osram Licht AG*	10,392	586,147

Food & Staples Retailing 0.0%†
Metro AG	15,894	770,539

Food Products 0.0%†
Suedzucker AG	10,747	290,330

Health Care Providers & Services 0.3%
Celesio AG (a)	10,468	331,908
Fresenius Medical Care AG & Co. KGaA	28,039	1,999,904
Fresenius SE & Co. KGaA	15,933	2,450,091

		4,781,903

Household Products 0.1%
Henkel AG & Co. KGaA	16,323	1,701,821

Industrial Conglomerates 0.8%
Siemens AG REG	101,266	13,885,458

Insurance 1.0%
Allianz SE REG	58,348	10,498,308
Hannover Rueck SE	7,553	649,338
Muenchener Rueckversicherungs AG REG	22,829	5,035,393

		16,183,039

Internet Software & Services 0.0%†
United Internet AG	12,941	551,676

Machinery 0.1%
GEA Group AG	23,472	1,119,274
MAN SE	4,476	549,647

		1,668,921

Media 0.1%
Axel Springer SE	5,166	332,591
Kabel Deutschland Holding AG	2,844	368,635
ProSiebenSat.1 Media AG	23,079	1,146,009
Sky Deutschland AG*	53,354	589,724

		2,436,959

Metals & Mining 0.1%
ThyssenKrupp AG*	48,881	1,191,967

Multi-Utilities 0.4%
E.ON SE	229,812	4,248,744
RWE AG	61,852	2,266,197

		6,514,941

Personal Products 0.1%
Beiersdorf AG	13,024	1,320,434

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Pharmaceuticals 1.0%
Bayer AG REG	105,734	$14,846,181
Merck KGaA	8,068	1,447,625

		16,293,806

Real Estate Management & Development 0.0%†
Deutsche Wohnen AG	37,863	731,107

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	139,430	1,489,324

Software 0.6%
SAP AG	117,715	10,208,440

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	26,898	3,429,977
Hugo Boss AG (a)	4,131	588,363

		4,018,340

Trading Companies & Distributors 0.1%
Brenntag AG	6,625	1,229,573

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,156	386,368

		148,423,619

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	176,450	1,035,721

HONG KONG 2.6%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	158,000	334,780

Commercial Banks 0.2%
Bank of East Asia Ltd.	153,140	650,085
BOC Hong Kong Holdings Ltd.	465,500	1,495,028
Hang Seng Bank Ltd. (a)	96,700	1,570,559

		3,715,672

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	281,750	321,249
Hong Kong Exchanges and Clearing Ltd. (a)	141,200	2,360,205

		2,681,454

Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd. (a)	279,000	276,060
PCCW Ltd.	560,000	250,597

		526,657

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	81,000	512,014
CLP Holdings Ltd. (a)	227,000	1,795,424
Power Assets Holdings Ltd.	177,500	1,412,982

		3,720,420

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	737,422	1,693,111

15

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.*	268,000	$2,412,874
Shangri-La Asia Ltd. (a)	204,833	399,941
SJM Holdings Ltd. (a)	239,000	803,391

		3,616,206

Industrial Conglomerates 0.3%
Hopewell Holdings Ltd. (a)	76,011	257,739
Hutchison Whampoa Ltd.	270,000	3,678,956
NWS Holdings Ltd. (a)	190,837	291,282

		4,227,977

Insurance 0.5%
AIA Group Ltd.	1,544,400	7,773,719

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	295,500	1,433,192

Real Estate Management & Development 0.7%
Cheung Kong Holdings Ltd.	181,000	2,863,560
Hang Lung Properties Ltd. (a)	288,000	912,928
Henderson Land Development Co., Ltd.	144,700	827,242
Hysan Development Co., Ltd.	80,000	345,340
Kerry Properties Ltd.	77,500	269,849
New World Development Co., Ltd.	488,195	618,179
Sino Land Co., Ltd.	369,000	506,043
Sun Hung Kai Properties Ltd.	204,000	2,592,710
Swire Pacific Ltd., Class A	87,500	1,028,095
Swire Properties Ltd.	152,200	385,425
Wharf Holdings Ltd.	192,500	1,474,579
Wheelock & Co., Ltd.	115,000	529,791

		12,353,741

Road & Rail 0.0%†
MTR Corp., Ltd.	179,500	680,344

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd. (a)	33,000	276,195

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd. (a)	745,600	963,775
Yue Yuen Industrial Holdings Ltd.	84,500	282,544

		1,246,319

Trading Companies & Distributors 0.0%†
Noble Group Ltd. (a)	557,945	475,167

		44,754,954

IRELAND 0.7%
Airlines 0.0%†
Ryanair Holdings PLC*	5,422	46,659
Ryanair Holdings PLC, ADR*	3,400	159,562

		206,221

Commercial Banks 0.1%
Bank of Ireland*	2,737,469	954,080
Irish Bank Resolution Corp., Ltd.* (b)	62,537	0

		954,080

Common Stocks (continued)

	Shares	Market Value

IRELAND (continued)
Construction Materials 0.2%
CRH PLC	93,131	$2,360,118
James Hardie Industries PLC, CDI	53,761	623,937

		2,984,055

Food Products 0.1%
Kerry Group PLC, Class A	19,257	1,337,839

Pharmaceuticals 0.2%
Shire PLC	70,146	3,305,785

Professional Services 0.1%
Experian PLC	127,622	2,357,480

		11,145,460

ISRAEL 0.4%
Chemicals 0.0%†
Israel Chemicals Ltd.	59,751	498,392
Israel Corp., Ltd. (The)*	346	182,200

		680,592

Commercial Banks 0.1%
Bank Hapoalim BM	136,070	762,413
Bank Leumi Le-Israel BM*	152,641	623,326
Mizrahi Tefahot Bank Ltd.	16,479	215,696

		1,601,435

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	227,871	386,437

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	589	224,990

Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd.	107,784	4,312,589

Software 0.0%†
NICE Systems Ltd.	7,152	292,466

		7,498,509

ITALY 2.0%
Aerospace & Defense 0.0%†
Finmeccanica SpA*	48,958	371,618

Auto Components 0.0%†
Pirelli & C. SpA	28,799	498,227

Automobiles 0.1%
Fiat SpA*	108,479	887,893

Capital Markets 0.0%†
Mediobanca SpA*	62,749	548,728

Commercial Banks 0.5%
Banca Monte dei Paschi di Siena SpA* (a)	810,654	195,109
Intesa Sanpaolo SpA	1,474,453	3,626,714
UniCredit SpA	552,467	4,075,356
Unione di Banche Italiane SCPA	107,062	725,804

		8,622,983

16

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Diversified Financial Services 0.0%†
Exor SpA	12,789	$508,311

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,331,622	1,327,835
Telecom Italia SpA—RSP	801,681	629,029

		1,956,864

Electric Utilities 0.3%
Enel SpA	835,723	3,646,592
Terna Rete Elettrica Nazionale SpA	195,176	974,725

		4,621,317

Electrical Equipment 0.0%†
Prysmian SpA	25,044	644,810

Energy Equipment & Services 0.0%†
Saipem SpA	33,722	723,190

Gas Utilities 0.1%
Snam SpA	262,040	1,464,636

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	218,344	549,315

Insurance 0.2%
Assicurazioni Generali SpA	148,481	3,488,453

Oil, Gas & Consumable Fuels 0.5%
Eni SpA	326,123	7,880,327

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	20,792	1,114,273

Transportation Infrastructure 0.1%
Atlantia SpA (a)	47,725	1,069,033

		34,949,978

JAPAN 20.7%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	46,700	944,428

Airlines 0.0%†
ANA Holdings, Inc.	147,000	293,687
Japan Airlines Co., Ltd.	7,693	379,505

		673,192

Auto Components 0.6%
Aisin Seiki Co., Ltd.	24,100	979,811
Bridgestone Corp.	82,400	3,121,881
Denso Corp.	61,700	3,259,530
Koito Manufacturing Co., Ltd.	12,000	229,291
NGK Spark Plug Co., Ltd.	25,000	592,516
NHK Spring Co., Ltd.	19,600	221,453
NOK Corp.	10,700	175,256
Stanley Electric Co., Ltd.	17,000	389,736
Sumitomo Rubber Industries Ltd.	20,400	290,388
Toyoda Gosei Co., Ltd.	8,700	202,672
Toyota Boshoku Corp.	9,900	123,783
Toyota Industries Corp.	20,500	926,693

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Auto Components (continued)
Yokohama Rubber Co., Ltd. (The)	27,000	$265,505

		10,778,515

Automobiles 2.4%
Daihatsu Motor Co., Ltd.	23,000	390,144
Fuji Heavy Industries Ltd.	74,000	2,126,683
Honda Motor Co., Ltd.	209,100	8,631,048
Isuzu Motors Ltd.	149,000	929,304
Mazda Motor Corp.*	344,900	1,787,294
Mitsubishi Motors Corp.*	53,799	578,785
Nissan Motor Co., Ltd.	315,500	2,643,892
Suzuki Motor Corp.	46,900	1,263,797
Toyota Motor Corp.	352,000	21,463,231
Yamaha Motor Co., Ltd. (a)	34,100	512,673

		40,326,851

Beverages 0.2%
Asahi Group Holdings Ltd. (a)	50,100	1,413,807
Coca-Cola West Co., Ltd.	8,200	173,675
Kirin Holdings Co., Ltd. (a)	110,000	1,584,161
Suntory Beverage & Food Ltd. (a)	16,200	516,814

		3,688,457

Building Products 0.2%
Asahi Glass Co., Ltd.	127,000	790,802
Daikin Industries Ltd.	30,100	1,878,322
LIXIL Group Corp.	33,000	905,928
TOTO Ltd. (a)	35,000	555,140

		4,130,192

Capital Markets 0.4%
Daiwa Securities Group, Inc.	209,400	2,097,256
Nomura Holdings, Inc.	461,400	3,565,613
SBI Holdings, Inc.	26,890	408,307

		6,071,176

Chemicals 0.7%
Air Water, Inc.	17,000	230,403
Asahi Kasei Corp.	160,000	1,255,011
Daicel Corp.	40,000	325,993
Hitachi Chemical Co., Ltd. (a)	14,100	224,872
JSR Corp.	21,100	408,980
Kaneka Corp.	35,000	229,815
Kansai Paint Co., Ltd.	31,000	458,426
Kuraray Co., Ltd. (a)	42,400	506,120
Mitsubishi Chemical Holdings Corp.	168,000	777,460
Mitsubishi Gas Chemical Co., Inc.	47,000	346,472
Mitsui Chemicals, Inc.	95,000	229,711
Nippon Paint Co. Ltd. (a)	21,000	349,400
Nitto Denko Corp.	21,500	909,119
Shin-Etsu Chemical Co., Ltd.	52,000	3,041,443
Showa Denko KK (a)	188,000	266,643
Sumitomo Chemical Co., Ltd.	186,000	730,019
Taiyo Nippon Sanso Corp.	27,000	192,255

17

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Chemicals (continued)
Teijin Ltd.	108,000	$240,563
Toray Industries, Inc.	190,000	1,316,131
Ube Industries Ltd.	142,000	304,139

		12,342,975

Commercial Banks 2.1%
Aozora Bank Ltd. (a)	135,000	382,575
Bank of Kyoto Ltd. (The)	41,000	342,750
Bank of Yokohama Ltd. (The)	152,000	848,043
Chiba Bank Ltd. (The)	98,000	661,368
Chugoku Bank Ltd. (The)	22,000	279,624
Fukuoka Financial Group, Inc.	94,000	412,608
Gunma Bank Ltd. (The)	54,000	301,717
Hachijuni Bank Ltd. (The)	48,000	280,210
Hiroshima Bank Ltd. (The)	62,000	256,912
Hokuhoku Financial Group, Inc. (a)	155,000	309,898
Iyo Bank Ltd. (The)	35,000	343,386
Joyo Bank Ltd. (The)	82,000	419,280
Mitsubishi UFJ Financial Group, Inc.	1,630,767	10,827,309
Mizuho Financial Group, Inc.	2,951,024	6,406,766
Nishi-Nippon City Bank Ltd. (The)	80,000	215,515
Resona Holdings, Inc.	233,200	1,189,896
Seven Bank Ltd.	73,000	285,508
Shinsei Bank Ltd.	201,000	492,029
Shizuoka Bank Ltd. (The)	73,000	779,740
Sumitomo Mitsui Financial Group, Inc.	162,853	8,468,907
Sumitomo Mitsui Trust Holdings, Inc.	421,400	2,229,718
Suruga Bank Ltd.	25,000	448,931
Yamaguchi Financial Group, Inc.	26,000	241,103

		36,423,793

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	70,000	743,552
Park24 Co., Ltd.	11,800	222,535
Secom Co., Ltd.	26,400	1,592,843
Toppan Printing Co., Ltd.	69,000	552,318

		3,111,248

Computers & Peripherals 0.1%
NEC Corp.	365,000	823,880

Construction & Engineering 0.2%
Chiyoda Corp.	20,000	290,330
JGC Corp.	26,000	1,020,340
Kajima Corp.	110,000	413,711
Kinden Corp.	19,000	198,924
Obayashi Corp.	79,000	450,598
Shimizu Corp.	69,000	348,661
Taisei Corp. (a)	118,000	537,007

		3,259,571

Construction Materials 0.0%†
Taiheiyo Cement Corp.	142,000	546,097

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Consumer Finance 0.1%
Acom Co., Ltd.*	44,400	$151,281
AEON Financial Service Co., Ltd.	9,100	244,020
Credit Saison Co., Ltd.	20,900	550,966

		946,267

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,200	456,398

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,900	397,725

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	31,000	881,141
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,400	426,660
ORIX Corp.	162,700	2,858,943

		4,166,744

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	47,764	2,572,588

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	83,000	1,073,009
Chugoku Electric Power Co., Inc. (The)	37,000	576,101
Hokkaido Electric Power Co., Inc.* (a)	25,300	291,144
Hokuriku Electric Power Co.	20,100	272,966
Kansai Electric Power Co., Inc. (The)*	89,200	1,026,632
Kyushu Electric Power Co., Inc.*	53,200	679,459
Shikoku Electric Power Co., Inc.*	23,100	346,418
Tohoku Electric Power Co., Inc.*	56,800	639,862
Tokyo Electric Power Co., Inc.*	187,300	922,843

		5,828,434

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	75,000	351,407
Mabuchi Motor Co., Ltd.	3,100	184,471
Mitsubishi Electric Corp.	245,000	3,080,743
Nidec Corp. (a)	12,900	1,270,839
Sumitomo Electric Industries Ltd.	97,600	1,631,486

		6,518,946

Electronic Equipment, Instruments & Components 1.2%
Citizen Holdings Co., Ltd.	35,400	298,671
FUJIFILM Holdings Corp.	59,900	1,700,264
Hamamatsu Photonics KK	9,200	368,140
Hirose Electric Co., Ltd.	3,700	527,440
Hitachi High-Technologies Corp.	9,100	229,110
Hitachi Ltd.	618,000	4,685,770
HOYA Corp.	56,000	1,557,466
Ibiden Co., Ltd.	12,500	234,061
Keyence Corp.	5,811	2,488,185
Kyocera Corp.	40,900	2,044,655
Murata Manufacturing Co., Ltd.	26,200	2,330,053
Nippon Electric Glass Co., Ltd. (a)	51,500	270,538
Omron Corp. (a)	25,900	1,144,606
Shimadzu Corp.	33,000	287,300
TDK Corp.	15,700	753,192

18

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electronic Equipment, Instruments & Components (continued)
Yaskawa Electric Corp.	29,000	$459,522
Yokogawa Electric Corp.	27,300	419,732

		19,798,705

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	77,100	1,045,220
FamilyMart Co., Ltd. (a)	7,900	360,924
Lawson, Inc.	8,500	636,105
Seven & I Holdings Co., Ltd.	95,700	3,810,432

		5,852,681

Food Products 0.3%
Ajinomoto Co., Inc.	77,000	1,114,705
Calbee, Inc.	8,000	194,282
Kikkoman Corp. (a)	20,000	378,167
MEIJI Holdings Co., Ltd.	7,940	510,361
Nippon Meat Packers, Inc.	23,000	395,315
Nisshin Seifun Group, Inc.	24,749	255,960
Nissin Foods Holdings Co., Ltd.	7,500	316,510
Toyo Suisan Kaisha Ltd.	12,000	360,490
Yakult Honsha Co., Ltd.	11,800	596,233
Yamazaki Baking Co., Ltd.	16,000	164,131

		4,286,154

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	240,000	942,629
Toho Gas Co., Ltd.	58,000	282,337
Tokyo Gas Co., Ltd.	303,000	1,493,398

		2,718,364

Health Care Equipment & Supplies 0.1%
Olympus Corp.*	31,100	986,391
Sysmex Corp.	9,400	555,213
Terumo Corp.	19,300	931,797

		2,473,401

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,700	233,283
Medipal Holdings Corp.	15,000	198,022
Miraca Holdings, Inc.	7,700	363,258
Suzuken Co., Ltd.	9,200	298,015

		1,092,578

Health Care Technology 0.0%†
M3, Inc.	93	232,906

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd. (a)	9,326	238,154
Oriental Land Co., Ltd.	6,500	937,391

		1,175,545

Household Durables 0.5%
Casio Computer Co., Ltd. (a)	28,200	345,559
Iida Group Holdings Co. Ltd.*	15,700	313,374
Panasonic Corp.	279,700	3,260,522
Rinnai Corp.	4,400	342,796

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Household Durables (continued)
Sekisui Chemical Co., Ltd.	54,000	$662,662
Sekisui House Ltd. (a)	70,000	979,524
Sharp Corp.* (a)	176,000	560,367
Sony Corp. (a)	130,200	2,244,429

		8,709,233

Household Products 0.0%†
Unicharm Corp.	14,200	810,231

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	14,000	408,195

Industrial Conglomerates 0.1%
Toshiba Corp.	507,000	2,134,375

Information Technology Services 0.2%
Fujitsu Ltd.*	238,000	1,233,477
Itochu Techno-Solutions Corp. (a)	3,400	137,813
Nomura Research Institute Ltd.	13,600	429,799
NTT Data Corp. (a)	15,700	580,014
Otsuka Corp. (a)	2,400	306,610

		2,687,713

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	111,000	1,857,366
MS&AD Insurance Group Holdings	63,941	1,718,668
NKSJ Holdings, Inc.	42,450	1,181,537
Sony Financial Holdings, Inc.	23,900	435,355
T&D Holdings, Inc.	72,800	1,018,952
Tokio Marine Holdings, Inc.	88,900	2,975,455

		9,187,333

Internet & Catalog Retail 0.1%
Rakuten, Inc.	92,700	1,383,402

Internet Software & Services 0.1%
Dena Co., Ltd. (a)	14,000	295,126
Gree, Inc. (a)	12,900	127,273
Kakaku.com, Inc.	17,600	309,169
Yahoo Japan Corp.	180,900	1,008,771

		1,740,339

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	24,100	535,080
Nikon Corp.	43,500	831,317
Sankyo Co., Ltd. (a)	6,700	309,011
Sega Sammy Holdings, Inc.	24,400	621,838
Shimano, Inc.	9,900	849,907
Yamaha Corp.	18,800	298,891

		3,446,044

Machinery 1.2%
Amada Co., Ltd.	43,000	379,747
FANUC Corp.	24,400	4,471,072
Hino Motors Ltd.	31,000	488,335
Hitachi Construction Machinery Co., Ltd. (a)	14,700	314,556
IHI Corp.	164,000	709,241

19

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery (continued)
Japan Steel Works Ltd. (The)	44,000	$246,555
JTEKT Corp.	24,200	412,923
Kawasaki Heavy Industries Ltd.	177,000	743,361
Komatsu Ltd. (a)	120,700	2,478,127
Kubota Corp.	136,000	2,255,863
Kurita Water Industries Ltd. (a)	13,300	275,911
Makita Corp.	14,100	741,556
Mitsubishi Heavy Industries Ltd.	384,000	2,378,332
Nabtesco Corp. (a)	15,200	350,797
NGK Insulators Ltd.	35,000	666,081
NSK Ltd.	60,000	747,741
SMC Corp.	6,800	1,716,242
Sumitomo Heavy Industries Ltd.	66,000	304,119
THK Co., Ltd.	13,500	337,170

		20,017,729

Marine 0.1%
Mitsui OSK Lines Ltd.	145,000	654,413
Nippon Yusen KK	214,000	684,250

		1,338,663

Media 0.1%
Dentsu, Inc.	27,901	1,141,113
Hakuhodo DY Holdings, Inc.	27,000	209,323
Toho Co., Ltd.	15,900	349,796

		1,700,232

Metals & Mining 0.4%
Daido Steel Co., Ltd.	38,000	189,111
Hitachi Metals Ltd.	25,000	353,732
JFE Holdings, Inc.	62,800	1,496,527
Kobe Steel Ltd.*	336,000	576,034
Maruichi Steel Tube Ltd.	6,400	161,660
Mitsubishi Materials Corp.	137,000	506,413
Nippon Steel & Sumitomo Metal Corp.	963,440	3,231,191
Sumitomo Metal Mining Co., Ltd.	66,000	864,817
Yamato Kogyo Co., Ltd.	5,700	182,294

		7,561,779

Multiline Retail 0.1%
Don Quijote Holdings Co. Ltd.	6,700	406,155
Isetan Mitsukoshi Holdings Ltd.	43,960	625,800
J. Front Retailing Co., Ltd.	58,400	443,038
Marui Group Co., Ltd.	31,200	317,345
Takashimaya Co., Ltd. (a)	36,000	359,197

		2,151,535

Office Electronics 0.4%
Brother Industries Ltd. (a)	28,100	384,366
Canon, Inc. (a)	144,300	4,604,381
Konica Minolta, Inc.	62,000	619,584
Ricoh Co., Ltd.	84,000	893,325

		6,501,656

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,400	$282,295
INPEX Corp.	114,400	1,467,314
Japan Petroleum Exploration Co.	3,900	147,914
JX Holdings, Inc.	284,589	1,465,476
Showa Shell Sekiyu KK (a)	24,400	248,023
TonenGeneral Sekiyu KK (a)	41,000	376,218

		3,987,240

Paper & Forest Products 0.0%†
Oji Holdings Corp.	107,000	548,847

Personal Products 0.2%
Kao Corp.	65,800	2,071,504
Shiseido Co., Ltd.	45,100	725,271

		2,796,775

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	55,100	3,266,705
Chugai Pharmaceutical Co., Ltd.	28,700	635,277
Daiichi Sankyo Co., Ltd.	85,900	1,570,678
Dainippon Sumitomo Pharma Co., Ltd.	21,000	328,922
Eisai Co., Ltd.	31,400	1,216,972
Hisamitsu Pharmaceutical Co., Inc. (a)	7,800	393,060
Kyowa Hakko Kirin Co., Ltd.	30,000	331,052
Mitsubishi Tanabe Pharma Corp.	30,900	430,962
Ono Pharmaceutical Co., Ltd.	10,100	885,320
Otsuka Holdings Co., Ltd.	45,400	1,310,876
Santen Pharmaceutical Co., Ltd.	9,100	423,990
Shionogi & Co., Ltd.	38,900	844,507
Taisho Pharmaceutical Holdings Co., Ltd.	4,100	281,829
Takeda Pharmaceutical Co., Ltd.	100,600	4,614,024
Tsumura & Co.	8,400	222,599

		16,756,773

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp. (a)	101	323,236
Japan Real Estate Investment Corp.	146	781,110
Japan Retail Fund Investment Corp.	287	583,957
Nippon Building Fund, Inc.	174	1,010,977
Nippon Prologis REIT, Inc.	32	306,527
Nomura Real Estate Office Fund, Inc.	39	181,257
United Urban Investment Corp.	299	429,761

		3,616,825

Real Estate Management & Development 0.9%
Aeon Mall Co., Ltd.	14,630	409,835
Daito Trust Construction Co., Ltd.	9,100	850,741
Daiwa House Industry Co., Ltd.	76,000	1,472,515
Hulic Co., Ltd. (a)	36,000	532,773
Mitsubishi Estate Co., Ltd.	161,000	4,818,093
Mitsui Fudosan Co., Ltd.	106,000	3,823,492
Nomura Real Estate Holdings, Inc.	16,200	365,033
NTT Urban Development Corp.	14,700	169,448
Sumitomo Realty & Development Co., Ltd.	45,000	2,242,235

20

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Real Estate Management & Development (continued)
Tokyo Tatemono Co., Ltd. (a)	54,000	$600,478
Tokyu Fudosan Holdings Corp.*	64,400	605,413

		15,890,056

Road & Rail 0.7%
Central Japan Railway Co.	18,800	2,215,620
East Japan Railway Co.	42,776	3,407,443
Hankyu Hanshin Holdings, Inc.	144,000	778,099
Keikyu Corp.	58,000	478,217
Keio Corp.	71,000	473,141
Keisei Electric Railway Co., Ltd.	33,000	303,645
Kintetsu Corp. (a)	221,000	775,458
Nippon Express Co., Ltd.	105,000	508,265
Odakyu Electric Railway Co., Ltd.	81,000	732,551
Tobu Railway Co., Ltd.	136,000	659,455
Tokyu Corp.	144,000	932,991
West Japan Railway Co.	21,800	944,560

		12,209,445

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	21,000	261,670
Rohm Co., Ltd.	11,700	570,691
Sumco Corp. (a)	15,700	138,504
Tokyo Electron Ltd.	22,100	1,217,770

		2,188,635

Software 0.2%
GungHo Online Entertainment, Inc.*(a)	45,000	324,133
Konami Corp. (a)	12,900	298,297
Nexon Co., Ltd.	16,000	147,840
Nintendo Co., Ltd.	13,500	1,807,025
Oracle Corp. Japan	5,200	190,082
Trend Micro, Inc. (a)	12,900	452,056

		3,219,433

Specialty Retail 0.3%
ABC-Mart, Inc.	3,600	157,278
Fast Retailing Co., Ltd.	6,800	2,808,556
Nitori Holdings Co., Ltd.	4,650	440,249
Sanrio Co., Ltd.	6,100	256,854
Shimamura Co., Ltd.	2,800	262,463
USS Co., Ltd.	29,300	401,893
Yamada Denki Co., Ltd. (a)	115,400	377,471

		4,704,764

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	358,938

Tobacco 0.3%
Japan Tobacco, Inc.	140,700	4,578,203

Trading Companies & Distributors 0.8%
ITOCHU Corp.	190,400	2,353,846
Marubeni Corp.	209,000	1,504,607
Mitsubishi Corp.	179,100	3,438,348
Mitsui & Co., Ltd.	220,200	3,069,839

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Trading Companies & Distributors (continued)
Sojitz Corp.	149,300	$265,816
Sumitomo Corp.	145,000	1,822,379
Toyota Tsusho Corp.	27,100	672,050

		13,126,885

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	27,000	247,737
Mitsubishi Logistics Corp.	14,000	221,626

		469,363

Wireless Telecommunication Services 1.1%
KDDI Corp.	68,300	4,208,323
NTT DOCOMO, Inc.	193,500	3,186,226
SoftBank Corp.	123,000	10,793,344

		18,187,893

		354,056,345

JERSEY, CHANNEL ISLANDS 0.0%†
Metals & Mining 0.0%†
Randgold Resources Ltd.	11,066	695,859

LUXEMBOURG 0.4%
Energy Equipment & Services 0.1%
Tenaris SA	59,036	1,286,423

Media 0.1%
RTL Group SA	4,719	610,796
SES SA, FDR	38,485	1,246,776

		1,857,572

Metals & Mining 0.1%
ArcelorMittal	128,444	2,294,288

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	8,396	836,626

		6,274,909

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
MGM China Holdings Ltd.	116,800	499,889
Sands China Ltd.	307,100	2,516,787
Wynn Macau Ltd.	206,400	938,220

		3,954,896

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	24,155	300,342

NETHERLANDS 4.5%
Air Freight & Logistics 0.0%†
TNT Express NV	44,734	416,091

Beverages 0.2%
Heineken Holding NV	12,691	803,338
Heineken NV	29,028	1,961,904

		2,765,242

21

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Chemicals 0.2%
Akzo Nobel NV	30,798	$2,388,261
Koninklijke DSM NV	19,333	1,521,477

		3,909,738

Computers & Peripherals 0.1%
Gemalto NV	9,995	1,100,005

		1,100,005

Construction & Engineering 0.1%
Koninklijke Boskalis Westminster NV	10,330	546,391
OCI*	11,887	535,314

		1,081,705

Diversified Financial Services 0.4%
ING Groep NV, CVA*	492,318	6,876,963

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV*	400,124	1,292,838
Ziggo NV	19,477	890,646

		2,183,484

Energy Equipment & Services 0.0%†
Fugro NV, CVA	8,744	521,593

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	131,164	2,357,167

Food Products 0.5%
Unilever NV, CVA	208,569	8,385,580

Industrial Conglomerates 0.3%
Koninklijke Philips NV	123,756	4,556,845

Insurance 0.2%
Aegon NV	227,370	2,154,679
Delta Lloyd NV	24,116	598,893

		2,753,572

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	29,540	689,644

Media 0.2%
Reed Elsevier NV	90,372	1,920,746
Wolters Kluwer NV	38,133	1,088,864

		3,009,610

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class A	487,822	17,482,701
Royal Dutch Shell PLC, Class B	321,245	12,117,422

		29,600,123

Professional Services 0.1%
Randstad Holding NV	15,383	998,251

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	8,026	360,184

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	45,695	4,279,872

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	9,121	$533,964

		76,379,633

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	91,194	639,052

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.	243,608	462,414

Electric Utilities 0.0%†
Contact Energy Ltd. (a)	53,701	226,736

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd. (a)	43,612	281,752

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd. (a)	125,579	364,707

		1,974,661

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	23,154	998,591

Commercial Banks 0.1%
DNB ASA	125,796	2,257,807

Diversified Telecommunication Services 0.1%
Telenor ASA	87,737	2,096,353

Energy Equipment & Services 0.0%†
Aker Solutions ASA (a)	21,944	392,877

Food Products 0.1%
Orkla ASA	95,956	750,028

Insurance 0.0%†
Gjensidige Forsikring ASA	23,910	457,298

Metals & Mining 0.1%
Norsk Hydro ASA	165,262	739,304

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	141,633	3,444,021

		11,136,279

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Espirito Santo SA REG*	251,131	358,647

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG (a)	75,071	326,816

Electric Utilities 0.1%
EDP — Energias de Portugal SA	255,165	937,245

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	32,647	638,371

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	45,061	738,517

		2,999,596

22

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SINGAPORE 1.4%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	193,000	$607,430

Airlines 0.0%†
Singapore Airlines Ltd.	65,866	544,034

Commercial Banks 0.5%
DBS Group Holdings Ltd. (a)	221,500	3,010,134
Oversea-Chinese Banking Corp., Ltd.	335,000	2,715,255
United Overseas Bank Ltd.	165,000	2,786,363

		8,511,752

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	13,000	371,419

Diversified Financial Services 0.0%†
Singapore Exchange Ltd.	111,000	640,091

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,009,850	2,936,761

Food & Staples Retailing 0.0%†
Olam International Ltd. (a)	169,600	206,884

Food Products 0.1%
Golden Agri-Resources Ltd. (a)	938,612	406,325
Wilmar International Ltd. (a)	241,294	655,423

		1,061,748

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC	768,296	913,648

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	181,400	1,611,314
Sembcorp Industries Ltd.	120,000	523,522

		2,134,836

Machinery 0.0%†
Sembcorp Marine Ltd. (a)	100,800	356,397

Media 0.1%
Singapore Press Holdings Ltd. (a)	208,000	679,691

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	255,466	447,102
CapitaCommercial Trust (a)	252,000	290,214
CapitaMall Trust	313,200	473,974

		1,211,290

Real Estate Management & Development 0.2%
CapitaLand Ltd. (a)	324,097	781,207
CapitaMalls Asia Ltd. (a)	174,300	271,665
City Developments Ltd.	52,000	397,332
Global Logistic Properties Ltd. (a)	400,000	917,575
Keppel Land Ltd.	82,538	219,090
UOL Group Ltd.	62,000	305,159

		2,892,028

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	268,000	$428,530

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U (a)	638,000	431,175

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	277,734

		24,205,448

SPAIN 3.3%
Biotechnology 0.1%
Grifols SA	18,747	897,108

Commercial Banks 1.5%
Banco Bilbao Vizcaya Argentaria SA	739,872	9,152,619
Banco de Sabadell SA	425,144	1,110,143
Banco Popular Espanol SA*	163,681	988,659
Banco Santander SA	1,451,536	13,052,939
Bankia SA*	527,195	895,722
CaixaBank SA	217,701	1,133,960

		26,334,042

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	18,678	643,858
Ferrovial SA	50,936	986,723

		1,630,581

Diversified Telecommunication Services 0.5%
Telefonica SA	525,206	8,587,522

Electric Utilities 0.3%
Iberdrola SA	595,056	3,797,507
Red Electrica Corp. SA (a)	13,452	898,051

		4,695,558

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	75,550	676,469

Gas Utilities 0.1%
Enagas SA	25,271	660,125
Gas Natural SDG SA	43,442	1,118,168

		1,778,293

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	49,082	2,102,443

Insurance 0.0%†
Mapfre SA	130,909	561,519

Machinery 0.0%†
Zardoya Otis SA	20,901	378,408

Oil, Gas & Consumable Fuels 0.2%
Repsol SA (a)	106,944	2,698,531

Specialty Retail 0.3%
Industria de Diseno Textil SA	27,839	4,596,530

23

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	48,308	$1,074,509

		56,011,513

SWEDEN 3.1%
Building Products 0.1%
Assa Abloy AB, Class B	42,093	2,228,576

Commercial Banks 0.8%
Nordea Bank AB	389,820	5,255,864
Skandinaviska Enskilda Banken AB, Class A	191,114	2,524,859
Svenska Handelsbanken AB, Class A	63,012	3,098,100
Swedbank AB, Class A	115,115	3,242,711

		14,121,534

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	38,088	405,272

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	390,659	4,769,750

Construction & Engineering 0.1%
Skanska AB, Class B	47,711	976,079

Diversified Financial Services 0.2%
Industrivarden AB, Class C	14,220	270,570
Investment AB Kinnevik, Class B	27,765	1,287,217
Investor AB, Class B	58,370	2,011,638

		3,569,425

Diversified Telecommunication Services 0.1%
TeliaSonera AB	300,222	2,503,974

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	29,759	941,344

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B (a)	45,873	702,000
Getinge AB, Class B	25,407	870,901

		1,572,901

Household Durables 0.1%
Electrolux AB Series B	30,263	790,850
Husqvarna AB, Class B	53,842	324,205

		1,115,055

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	73,998	2,279,720

Machinery 0.7%
Alfa Laval AB	39,439	1,013,314
Atlas Copco AB, Class A	86,445	2,400,237
Atlas Copco AB, Class B	50,451	1,282,531
Sandvik AB	137,424	1,939,560
Scania AB, Class B	40,394	791,696
SKF AB, Class B	50,691	1,329,392
Volvo AB, Class B	194,392	2,557,887

		11,314,617

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Metals & Mining 0.0%†
Boliden AB	33,493	$513,500

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	27,662	538,316

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	121,203	5,582,183

Tobacco 0.1%
Swedish Match AB	25,958	834,578

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	42,709	485,076

		53,751,900

SWITZERLAND 9.4%
Beverages 0.0%†
Coca-Cola HBC AG, ADR	25,385	740,480

Biotechnology 0.1%
Actelion Ltd.*	12,973	1,100,380

Building Products 0.1%
Geberit AG*	4,825	1,463,814

Capital Markets 1.0%
Credit Suisse Group AG REG*	194,253	5,995,304
Julius Baer Group Ltd.*	28,917	1,389,636
Partners Group Holding AG	2,247	598,641
UBS AG REG*	467,131	8,944,322

		16,927,903

Chemicals 0.4%
EMS-Chemie Holding AG	1,002	357,287
Givaudan SA REG*	1,040	1,487,788
Sika AG	265	944,313
Syngenta AG	11,955	4,766,424

		7,555,812

Construction Materials 0.1%
Holcim Ltd. REG*	28,835	2,155,839

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,802	306,228

Diversified Telecommunication Services 0.1%
Swisscom AG	3,059	1,616,663

Electrical Equipment 0.4%
ABB Ltd. REG*	280,850	7,425,678

Energy Equipment & Services 0.1%
Transocean Ltd.	45,324	2,218,140

Food Products 1.9%
Aryzta AG*	10,812	830,782
Barry Callebaut AG*	320	402,120
Lindt & Spruengli AG	13	700,970
Lindt & Spruengli AG — Participation Certificate	103	464,547

24

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Food Products (continued)
Nestle SA REG	411,563	$30,163,478

		32,561,897

Health Care Equipment & Supplies 0.1%
Sonova Holding AG*	6,543	882,290

Insurance 0.7%
Baloise Holding AG REG	5,910	753,609
Swiss Life Holding AG REG*	3,978	827,025
Swiss Re AG*	44,781	4,128,291
Zurich Insurance Group AG*	19,160	5,557,629

		11,266,554

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,956	661,051

Machinery 0.1%
Schindler Holding AG	2,819	415,869
Schindler Holding AG — Participation Certificate	5,763	848,393
Sulzer AG REG	2,946	476,018

		1,740,280

Marine 0.1%
Kuehne + Nagel International AG	6,795	893,131

Metals & Mining 0.4%
Glencore Xstrata PLC*	1,362,944	7,090,796

Pharmaceuticals 2.9%
Novartis AG REG	293,588	23,530,896
Roche Holding AG	89,668	25,118,363

		48,649,259

Professional Services 0.2%
Adecco SA REG*	16,889	1,340,763
SGS SA	704	1,620,786

		2,961,549

Real Estate Management & Development 0.0%†
Swiss Prime Site AG*	7,259	562,128

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	83,725	672,118

Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA	66,913	6,684,439
Swatch Group AG (The)	5,335	601,377
Swatch Group AG (The) — Bearer Shares	3,900	2,584,935

		9,870,751

Trading Companies & Distributors 0.1%
Wolseley PLC	33,776	1,920,273

		161,243,014

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 19.2%
Aerospace & Defense 0.6%
BAE Systems PLC	411,351	$2,967,813
Cobham PLC	132,373	602,581
Meggitt PLC	99,616	872,182
Rolls-Royce Holdings PLC*	239,133	5,057,994

		9,500,570

Airlines 0.1%
easyJet PLC	20,730	528,346
International Consolidated Airlines Group SA*	121,081	806,552

		1,334,898

Auto Components 0.1%
GKN PLC	208,042	1,289,179

Beverages 1.0%
Diageo PLC	321,331	10,648,453
SABMiller PLC	123,519	6,358,151

		17,006,604

Capital Markets 0.2%
3i Group PLC	122,291	781,432
Aberdeen Asset Management PLC	119,573	994,329
Hargreaves Lansdown PLC	29,315	658,466
ICAP PLC	67,785	507,704
Investec PLC	75,189	546,081
Schroders PLC	13,753	593,157

		4,081,169

Chemicals 0.1%
Croda International PLC	16,864	687,427
Johnson Matthey PLC	26,201	1,425,672

		2,113,099

Commercial Banks 3.0%
Barclays PLC	1,953,354	8,832,838
HSBC Holdings PLC	2,381,016	26,129,637
Lloyds Banking Group PLC*	6,380,124	8,371,922
Royal Bank of Scotland Group PLC*	270,246	1,521,975
Standard Chartered PLC	310,550	7,014,379

		51,870,751

Commercial Services & Supplies 0.2%
Aggreko PLC	34,155	968,657
Babcock International Group PLC	45,228	1,016,275
G4S PLC	191,464	833,089
Serco Group PLC	62,048	513,422

		3,331,443

Containers & Packaging 0.1%
Rexam PLC	100,033	880,110

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	23,018	662,146

25

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Diversified Telecommunication Services 0.4%
BT Group PLC	1,008,222	$6,357,788
Inmarsat PLC	59,841	750,302

		7,108,090

Electric Utilities 0.2%
SSE PLC	121,571	2,762,606

Energy Equipment & Services 0.1%
AMEC PLC	36,814	664,669
Petrofac Ltd.	32,382	656,640
Subsea 7 SA	34,998	670,943

		1,992,252

Food & Staples Retailing 0.5%
J Sainsbury PLC	154,850	937,187
Tesco PLC	1,037,829	5,763,414
WM Morrison Supermarkets PLC	282,520	1,222,977

		7,923,578

Food Products 0.5%
Associated British Foods PLC	44,824	1,817,868
Tate & Lyle PLC	58,880	789,840
Unilever PLC	164,407	6,764,659

		9,372,367

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	116,682	1,666,533

Hotels, Restaurants & Leisure 0.5%
Carnival PLC	23,272	963,416
Compass Group PLC	233,358	3,746,534
InterContinental Hotels Group PLC	33,099	1,104,063
Tui Travel PLC	57,012	390,784
Whitbread PLC	22,701	1,412,783
William Hill PLC	111,872	745,776

		8,363,356

Household Durables 0.0%†
Persimmon PLC*	39,276	807,483

Household Products 0.4%
Reckitt Benckiser Group PLC	82,148	6,525,499

Industrial Conglomerates 0.1%
Smiths Group PLC	49,907	1,225,497

Insurance 1.1%
Admiral Group PLC	24,165	525,279
Aviva PLC	372,857	2,789,513
Direct Line Insurance Group PLC	136,654	565,329
Legal & General Group PLC	757,949	2,801,728
Old Mutual PLC	626,821	1,966,718
Prudential PLC	328,597	7,342,176
RSA Insurance Group PLC	483,260	731,433
Standard Life PLC	301,022	1,797,673

		18,519,849

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Machinery 0.3%
CNH Industrial NV*	117,745	$1,342,019
IMI PLC	41,311	1,046,158
Invensys PLC	80,200	677,902
Melrose Industries PLC	164,575	834,943
Weir Group PLC (The)	27,027	956,921

		4,857,943

Media 0.7%
British Sky Broadcasting Group PLC	131,824	1,844,106
ITV PLC	467,864	1,505,654
Pearson PLC	105,239	2,346,390
Reed Elsevier PLC	150,352	2,242,293
WPP PLC	171,538	3,928,898

		11,867,341

Metals & Mining 1.3%
Anglo American PLC	177,993	3,895,433
Antofagasta PLC	48,942	670,970
BHP Billiton PLC	270,905	8,406,161
Rio Tinto PLC	162,963	9,208,985

		22,181,549

Multiline Retail 0.2%
Marks & Spencer Group PLC	202,482	1,454,001
Next PLC	20,062	1,813,436

		3,267,437

Multi-Utilities 0.6%
Centrica PLC	653,283	3,767,238
National Grid PLC	476,454	6,231,643

		9,998,881

Oil, Gas & Consumable Fuels 1.8%
BG Group PLC	436,016	9,382,350
BP PLC	2,405,971	19,498,264
Tullow Oil PLC	116,798	1,657,667

		30,538,281

Pharmaceuticals 1.5%
AstraZeneca PLC	160,068	9,496,348
GlaxoSmithKline PLC	625,316	16,706,874

		26,203,222

Professional Services 0.1%
Capita PLC	84,452	1,453,691
Intertek Group PLC	20,646	1,077,543

		2,531,234

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	118,331	1,233,659
Hammerson PLC	87,978	732,432
Intu Properties PLC	80,636	413,932
Land Securities Group PLC	101,458	1,620,743
Segro PLC	97,198	538,010

		4,538,776

26

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	181,193	$3,294,611

Software 0.1%
Sage Group PLC (The)	141,596	947,868

Specialty Retail 0.1%
Kingfisher PLC	300,218	1,916,604

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	56,749	1,429,808

Tobacco 1.0%
British American Tobacco PLC	243,063	13,046,192
Imperial Tobacco Group PLC	123,194	4,775,999

		17,822,191

Trading Companies & Distributors 0.1%
Bunzl PLC	41,584	999,308
Travis Perkins PLC	31,752	986,345

		1,985,653

Water Utilities 0.1%
Severn Trent PLC	29,808	842,759
United Utilities Group PLC	87,147	970,256

		1,813,015

Wireless Telecommunication Services 1.4%
Vodafone Group PLC	6,183,857	24,347,043

		327,878,536

UNITED STATES 0.0%†
Pharmaceuticals 0.0%†
Perrigo Co. PLC	1	92

Total Common Stocks (cost $1,299,509,497)		1,681,889,570

Preferred Stocks 0.6%

GERMANY 0.6%
Automobiles 0.5%
Bayerische Motoren Werke AG	6,881	588,412
Porsche Automobil Holding SE	19,373	2,022,377
Volkswagen AG	18,582	5,229,325

		7,840,114

Chemicals 0.0%†
Fuchs Petrolub SE — Preference Shares	4,641	454,661

Household Products 0.1%
Henkel AG & Co. KGaA	23,018	2,675,488

Preferred Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 0.0%†
Aerospace & Defense 0.0%†
Rolls-Royce Holdings PLC, Class C * (b)	20,565,438	$34,055

Total Preferred Stocks (cost $5,371,441)		11,004,318

Right 0.0%†

	Number of Rights	Market Value

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring at an exercise price of $1.00 on 1/9/2014* (a)	106,944	72,973

Total Right (cost $—)		72,973

Repurchase Agreements 2.7%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $5,000,001, collateralized by U.S. Government Agency Securities, ranging from 0.00%-6.75%, maturing 01/30/14-06/12/37; total market value $5,100,008. (c)	$5,000,000	5,000,000
Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $10,000,444, collateralized by U.S. Government Treasury Securities, 0.13%, maturing 04/15/17-01/15/23; total market value $10,200,002. (c)	10,000,000	10,000,000
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $22,000,342, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15-07/15/19; total market value $22,440,001. (c)	22,000,000	22,000,000

27

Statement of Investments (Continued)

December 31, 2013

NVIT International Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $9,132,721, collateralized by U.S. Government Agency Securities, ranging from 1.63%-12.5%, maturing 04/15/14-12/15/43; total market value $9,315,372. (c)	$9,132,718	$9,132,718

Total Repurchase Agreements (cost $46,132,718)		46,132,718

Total Investments (cost $1,351,013,656) (d) — 101.7%		1,739,099,579

Liabilities in excess of other assets — (1.7)%		(28,958,700)

NET ASSETS — 100.0%		$1,710,140,879

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $43,787,824.

(b)	Fair valued security.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $46,132,718.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.
AB	Stock Company

Abp	Public Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CH	Switzerland

CVA	Dutch Certificate

FDR	Fiduciary Depositary Receipt

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SDR	Swedish Depository Receipts

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
161	DJ Euro Stoxx 50	03/21/14	$6,883,838	$302,640
62	FTSE 100 Index	03/21/14	6,876,250	238,207
58	SGX Nikkei 225 Index	03/13/14	4,476,260	171,972
19	SPI 200 Index	03/20/14	2,255,510	88,310

			$20,491,858	$801,129

At December 31, 2013, the Fund has $1,257,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

28

Statement of Assets and Liabilities

December 31, 2013

NVIT International Index Fund
Assets:
Investments, at value *(cost $1,304,880,938)	$1,692,966,861
Repurchase agreements, at value and cost	46,132,718

Total Investments	1,739,099,579

Deposits with broker for futures contracts	1,257,000
Foreign currencies, at value (cost $17,077,201)	17,051,694
Dividends receivable	1,655,413
Security lending income receivable	52,204
Receivable for investments sold	1,756,539
Receivable for capital shares issued	636,512
Reclaims receivable	1,850,789
Prepaid expenses	3,511

Total Assets	1,763,363,241

Liabilities:
Payable for investments purchased	725,779
Payable for capital shares redeemed	5,267,974
Payable for variation margin on futures contracts	7,417
Cash overdraft (Note 2)	613,435
Payable upon return of securities loaned (Note 2)	46,132,718
Accrued expenses and other payables:
Investment advisory fees	340,487
Fund administration fees	42,587
Distribution fees	16,650
Administrative servicing fees	14,028
Accounting and transfer agent fees	13,362
Trustee fees	1,593
Custodian fees	8,959
Compliance program costs (Note 3)	52
Professional fees	13,552
Printing fees	14,416
Other	9,353

Total Liabilities	53,222,362

Net Assets	$1,710,140,879

Represented by:
Capital	$1,491,090,395
Accumulated distributions in excess of net investment income	(901,667)
Accumulated net realized losses from investments, futures, and foreign currency transactions	(169,000,331)
Net unrealized appreciation/(depreciation) from investments	388,085,923
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	801,129
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	65,430

Net Assets	$1,710,140,879

*	Includes value of securities on loan of $43,787,824 (Note 2).

29

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT International Index Fund
Net Assets:
Class II Shares	$16,662,095
Class VI Shares	5,975,769
Class VIII Shares	36,745,163
Class Y Shares	1,650,757,852

Total	$1,710,140,879

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	1,685,376
Class VI Shares	605,770
Class VIII Shares	3,726,248
Class Y Shares	166,558,599

Total	172,575,993

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.89
Class VI Shares	$9.86
Class VIII Shares	$9.86
Class Y Shares	$9.91

The accompanying notes are an integral part of these financial statements.

30

Statement of Operations

For the Year Ended December 31, 2013

NVIT International Index Fund
INVESTMENT INCOME:
Dividend income	$50,200,826
Income from securities lending (Note 2)	1,143,611
Foreign tax withholding	(3,276,102)

Total Income	48,068,335

EXPENSES:
Investment advisory fees	3,853,687
Fund administration fees	479,492
Distribution fees Class II Shares	34,050
Distribution fees Class VI Shares	12,724
Distribution fees Class VIII Shares	116,966
Administrative servicing fees Class II Shares	20,430
Administrative servicing fees Class VI Shares	7,634
Administrative servicing fees Class VIII Shares	43,862
Professional fees	122,779
Printing fees	20,226
Trustee fees	55,944
Custodian fees	73,951
Accounting and transfer agent fees	81,476
Compliance program costs (Note 3)	5,281
Other	109,071

Total expenses before earnings credit	5,037,573

Earnings credit (Note 5)	(24)

Net Expenses	5,037,549

NET INVESTMENT INCOME	43,030,786

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(18,201,758)
Net realized gains from futures transactions (Note 2)	2,062,197
Net realized losses from foreign currency transactions (Note 2)	(622,955)

Net realized losses from investments, futures, and foreign currency transactions	(16,762,516)

Net change in unrealized appreciation/(depreciation) from investments	290,530,461
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	718,422
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	60,782

Net change in unrealized appreciation/(depreciation) from investments futures contracts, and translation of assets and liabilities denominated in foreign currencies	291,309,665

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	274,547,149

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$317,577,935

The accompanying notes are an integral part of these financial statements.

31

Statements of Changes in Net Assets

	NVIT International Index Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$43,030,786	$47,208,003
Net realized losses from investments, futures, and foreign currency transactions	(16,762,516)	(85,222,756)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	291,309,665	291,511,469

Change in net assets resulting from operations	317,577,935	253,496,716

Distributions to Shareholders From:
Net investment income:
Class II	(406,365)	(289,296)
Class VI	(147,109)	(102,530)
Class VIII	(869,617)	(536,444)
Class Y	(47,031,264)	(40,753,180)

Change in net assets from shareholder distributions	(48,454,355)	(41,681,450)

Change in net assets from capital transactions	(75,705,577)	(79,790,423)

Change in net assets	193,418,003	132,024,843

Net Assets:
Beginning of year	1,516,722,876	1,384,698,033

End of year	$1,710,140,879	$1,516,722,876

Accumulated undistributed (distributions in excess of) net investment income at end of year	$(901,667)	$4,331,008

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$7,588,086	$16,492,735
Dividends reinvested	406,365	289,296
Cost of shares redeemed	(6,086,522)	(20,591,382)

Total Class II Shares	1,907,929	(3,809,351)

Class VI Shares
Proceeds from shares issued	1,926,118	1,749,612
Dividends reinvested	147,109	102,530
Cost of shares redeemed	(1,177,107)	(653,697)

Total Class VI Shares	896,120	1,198,445

Class VIII Shares
Proceeds from shares issued	11,509,951	3,811,029
Dividends reinvested	869,617	536,444
Cost of shares redeemed	(3,967,290)	(8,630,423)

Total Class VIII Shares	8,412,278	(4,282,950)

Class Y Shares
Proceeds from shares issued	81,503,568	129,787,099
Dividends reinvested	47,031,264	40,753,180
Cost of shares redeemed	(215,456,736)	(243,436,846)

Total Class Y Shares	(86,921,904)	(72,896,567)

Change in net assets from capital transactions	$(75,705,577)	$(79,790,423)

32

Statements of Changes in Net Assets (Continued)

	NVIT International Index Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012

SHARE TRANSACTIONS:
Class II Shares
Issued	819,837	2,113,533
Reinvested	42,961	35,267
Redeemed	(664,644)	(2,642,547)

Total Class II Shares	198,154	(493,747)

Class VI Shares
Issued	212,179	225,344
Reinvested	15,584	12,529
Redeemed	(130,229)	(84,446)

Total Class VI Shares	97,534	153,427

Class VIII Shares
Issued	1,252,852	489,405
Reinvested	92,144	65,483
Redeemed	(436,508)	(1,119,198)

Total Class VIII Shares	908,488	(564,310)

Class Y Shares
Issued	8,960,321	16,837,752
Reinvested	4,960,220	4,955,557
Redeemed	(23,382,612)	(30,766,909)

Total Class Y Shares	(9,462,071)	(8,973,600)

Total change in shares	(8,257,895)	(9,878,230)

The accompanying notes are an integral part of these financial statements.

33

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class II Shares
Year Ended December 31, 2013 (c)	$8.37	0.21	1.57	1.78	(0.26)	(0.26)	–	$9.89	21.36%	$16,662,095	0.70%	2.27%	0.70%	5.67%
Year Ended December 31, 2012 (c)	$7.25	0.24	1.08	1.32	(0.20)	(0.20)	–	$8.37	18.29%	$12,451,393	0.71%	3.03%	0.72%	8.67%
Year Ended December 31, 2011 (c)	$8.51	0.23	(1.27)	(1.04)	(0.22)	(0.22)	–	$7.25	(12.72%)	$14,359,606	0.71%	2.79%	0.73%	5.07%
Year Ended December 31, 2010 (c)	$8.11	0.17	0.40	0.57	(0.17)	(0.17)	–	$8.51	7.52%	$17,558,453	0.72%	2.21%	0.74%	2.94%
Year Ended December 31, 2009 (c)	$6.47	0.16	1.67	1.83	(0.19)	(0.19)	–	$8.11	28.58%	$19,971,187	0.77%	2.24%	0.77%	4.25%

Class VI Shares
Year Ended December 31, 2013 (c)	$8.35	0.21	1.55	1.76	(0.25)	(0.25)	–	$9.86	21.27%	$5,975,769	0.70%	2.31%	0.70%	5.67%
Year Ended December 31, 2012 (c)	$7.24	0.22	1.10	1.32	(0.21)	(0.21)	–	$8.35	18.29%	$4,245,591	0.71%	2.76%	0.71%	8.67%
Year Ended December 31, 2011 (c)	$8.50	0.22	(1.26)	(1.04)	(0.22)	(0.22)	–	$7.24	(12.72%)	$2,568,104	0.71%	2.73%	0.73%	5.07%
Year Ended December 31, 2010 (c)	$8.10	0.17	0.40	0.57	(0.17)	(0.17)	–	$8.50	7.54%	$2,387,761	0.72%	2.15%	0.74%	2.94%
Year Ended December 31, 2009 (c)	$6.46	0.16	1.67	1.83	(0.19)	(0.19)	–	$8.10	28.62%	$1,925,332	0.79%	2.31%	0.79%	4.25%

Class VIII Shares
Year Ended December 31, 2013 (c)	$8.36	0.19	1.55	1.74	(0.24)	(0.24)	–	$9.86	21.01%	$36,745,163	0.85%	2.09%	0.85%	5.67%
Year Ended December 31, 2012 (c)	$7.24	0.20	1.11	1.31	(0.19)	(0.19)	–	$8.36	18.21%	$23,542,464	0.86%	2.62%	0.87%	8.67%
Year Ended December 31, 2011 (c)	$8.50	0.21	(1.26)	(1.05)	(0.21)	(0.21)	–	$7.24	(12.85%)	$24,478,621	0.86%	2.57%	0.88%	5.07%
Year Ended December 31, 2010 (c)	$8.10	0.16	0.40	0.56	(0.16)	(0.16)	–	$8.50	7.40%	$19,042,860	0.87%	2.08%	0.89%	2.94%
Year Ended December 31, 2009 (c)	$6.46	0.16	1.66	1.82	(0.18)	(0.18)	–	$8.10	28.61%	$14,978,079	0.82%	2.22%	0.82%	4.25%

Class Y Shares
Year Ended December 31, 2013 (c)	$8.39	0.25	1.56	1.81	(0.29)	(0.29)	–	$9.91	21.72%	$1,650,757,852	0.30%	2.73%	0.30%	5.67%
Year Ended December 31, 2012 (c)	$7.26	0.25	1.12	1.37	(0.24)	(0.24)	–	$8.39	18.89%	$1,476,483,428	0.31%	3.26%	0.32%	8.67%
Year Ended December 31, 2011 (c)	$8.53	0.25	(1.27)	(1.02)	(0.25)	(0.25)	–	$7.26	(12.44%)	$1,343,291,702	0.31%	3.10%	0.34%	5.07%
Year Ended December 31, 2010 (c)	$8.12	0.20	0.41	0.61	(0.20)	(0.20)	–	$8.53	8.07%	$1,211,042,594	0.32%	2.56%	0.34%	2.94%
Year Ended December 31, 2009 (c)	$6.48	0.19	1.67	1.86	(0.22)	(0.22)	–	$8.12	29.07%	$1,000,971,023	0.37%	2.76%	0.37%	4.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

34

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT International Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

35

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$20,214,212	$—	$20,214,212
Air Freight & Logistics	—	5,998,711	—	5,998,711
Airlines	159,562	3,688,045	—	3,847,607
Auto Components	—	19,922,210	—	19,922,210
Automobiles	—	59,831,079	—	59,831,079
Beverages	740,480	40,451,981	—	41,192,461
Biotechnology	—	7,050,372	—	7,050,372
Building Products	—	10,781,916	—	10,781,916
Capital Markets	—	35,732,219	—	35,732,219
Chemicals	—	56,425,278	—	56,425,278
Commercial Banks	—	225,846,300	—	225,846,300
Commercial Services & Supplies	—	9,779,394	—	9,779,394
Communications Equipment	—	10,230,554	—	10,230,554
Computers & Peripherals	—	1,923,885	—	1,923,885
Construction & Engineering	—	12,562,990	—	12,562,990
Construction Materials	—	10,324,097	—	10,324,097
Consumer Finance	—	946,267	—	946,267
Containers & Packaging	—	2,769,935	—	2,769,935
Distributors	—	371,419	—	371,419
Diversified Consumer Services	—	397,725	—	397,725
Diversified Financial Services	—	24,494,298	—	24,494,298
Diversified Telecommunication Services	—	52,408,161	—	52,408,161
Electric Utilities	—	25,401,798	—	25,401,798
Electrical Equipment	—	23,946,445	—	23,946,445
Electronic Equipment, Instruments & Components	—	20,740,049	—	20,740,049
Energy Equipment & Services	—	11,112,938	—	11,112,938
Food & Staples Retailing	—	33,802,235	—	33,802,235
Food Products	—	63,251,777	—	63,251,777
Gas Utilities	—	8,237,311	—	8,237,311
Health Care Equipment & Supplies	—	11,023,174	—	11,023,174
Health Care Providers & Services	—	7,502,252	—	7,502,252
Health Care Technology	—	232,906	—	232,906
Hotels, Restaurants & Leisure	—	22,228,834	—	22,228,834
Household Durables	—	10,631,771	—	10,631,771
Household Products	—	11,317,271	—	11,317,271
Independent Power Producers & Energy Traders	—	957,510	—	957,510
Industrial Conglomerates	—	28,164,988	—	28,164,988
Information Technology Services	—	7,457,521	—	7,457,521
Insurance	—	89,631,856	—	89,631,856
Internet & Catalog Retail	—	1,383,402	—	1,383,402
Internet Software & Services	—	2,292,015	—	2,292,015
Leisure Equipment & Products	—	3,446,044	—	3,446,044
Life Sciences Tools & Services	—	1,350,695	—	1,350,695
Machinery	—	45,463,436	—	45,463,436
Marine	—	4,782,298	—	4,782,298
Media	—	25,646,486	—	25,646,486
Metals & Mining	—	63,170,431	—	63,170,431

37

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Multiline Retail	$—	$5,641,182	$—	$5,641,182
Multi-Utilities	—	22,778,282	—	22,778,282
Office Electronics	—	6,501,656	—	6,501,656
Oil, Gas & Consumable Fuels	—	104,247,554	—	104,247,554
Paper & Forest Products	—	2,370,000	—	2,370,000
Personal Products	—	9,574,207	—	9,574,207
Pharmaceuticals	92	142,537,012	—	142,537,104
Professional Services	—	10,569,287	—	10,569,287
Real Estate Investment Trusts (REITs)	—	24,132,362	—	24,132,362
Real Estate Management & Development	—	33,698,898	—	33,698,898
Road & Rail	—	15,864,586	—	15,864,586
Semiconductors & Semiconductor Equipment	—	12,200,755	—	12,200,755
Software	—	15,647,299	—	15,647,299
Specialty Retail	—	16,800,081	—	16,800,081
Textiles, Apparel & Luxury Goods	—	27,337,121	—	27,337,121
Tobacco	—	23,234,972	—	23,234,972
Trading Companies & Distributors	—	19,460,982	—	19,460,982
Transportation Infrastructure	—	7,119,322	—	7,119,322
Water Utilities	—	1,813,015	—	1,813,015
Wireless Telecommunication Services	—	44,134,372	—	44,134,372
Total Common Stocks	$900,134	$1,680,989,436	$—	$1,681,889,570
Futures Contracts	801,129	—	—	801,129
Preferred Stocks	—	11,004,318	—	11,004,318
Repurchase Agreements	—	46,132,718	—	46,132,718
Right	—	72,973	—	$72,973
Total	$1,701,263	$1,738,199,445	$—	$1,739,900,708

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the year ended December 31, 2013, the Fund held 3 common stock investments that were categorized as Level 3 investments which were valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $232,320 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

38

Notes to Financial Statements (Continued)

December 31, 2013

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity and currency risk	Unrealized appreciation from futures contracts	$801,129
Total		$801,129

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

39

Notes to Financial Statements (Continued)

December 31, 2013

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity and currency risk	$2,062,197
Total	$2,062,197

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity and currency risk	$718,422
Total	$718,422

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the year ended December 31, 2013.

(e)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

(f)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33  1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans

40

Notes to Financial Statements (Continued)

December 31, 2013

justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(g)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00%–6.75%, maturing 01/30/14–06/12/37; total market value $193,800,295.

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17–01/15/23; total market value $306,000,063.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15–07/15/19; total market value $510,000,029.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63%–12.50%, maturing 04/15/14–12/15/43; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

41

Notes to Financial Statements (Continued)

December 31, 2013

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses, and passive foreign investment company gain/loss on sales. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Distributions in Excess of Net Investment Income	Accumulated Net Realized Losses From Investments, Futures, and Foreign Currency Transactions
$—	$190,894	$(190,894)

Amount designated as “—” is zero or has been rounded to zero.

(j)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

42

Notes to Financial Statements (Continued)

December 31, 2013

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.245%
$1.5 billion up to $3 billion	0.205%
$3 billion and more	0.195%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.34% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

43

Notes to Financial Statements (Continued)

December 31, 2013

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $479,492 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $5,281.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares and 0.40% of Class VIII shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (vi) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI, and Class VIII shares of the Fund.

For the year ended December 31, 2013, NFS earned $71,926 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

44

Notes to Financial Statements (Continued)

December 31, 2013

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $6,072 and $6,984, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $88,899,363 and sales of $180,482,051 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $0 of brokerage commissions.

45

Notes to Financial Statements (Continued)

December 31, 2013

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$48,454,355	$—	$48,454,355	$—	$48,454,355

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$41,681,450	$—	$41,681,450	$—	$41,681,450

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$6,224,045	$—	$6,224,045	$(117,102,706)	$329,929,145	$219,050,484

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,409,496,146	$433,425,027	$(103,821,594)	$329,603,433

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$2,921,011	2016
$17,097,785	2017
$8,956,196	2018

46

Notes to Financial Statements (Continued)

December 31, 2013

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$88,127,714

Amount designated as “—” is zero or has been rounded to zero.

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class VI shares will be converted to Class II shares. Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT International Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT International Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

48

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $50,213,720 or $0.2910 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $1,654,229 or $0.0096 per outstanding share.

49

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of Dentsply

International, Inc. (dental products)

from 2002 to present, Ultralife Batteries, Inc.

from 2004 to

2010, Albany International Corp.

(paper industry) from 2005 to

2013, Terex Corporation

(construction equipment) from

2004 to present, and Minerals Technology, Inc.

(specialty chemicals) from

2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

50

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

51

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

52

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

53

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

54

Market Index Definitions (con’t)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

55

Market Index Definitions (con’t)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

56

Market Index Definitions (con’t)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

57

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

58

Glossary (con’t)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

59

Annual Report

December 31, 2013

NVIT Investor Destinations Aggressive Fund

AR-ID-AG 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

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Fund Commentary	NVIT Investor Destinations Aggressive Fund

For the annual period ended December 31, 2013, the NVIT Investor Destinations Aggressive Fund (Class II) returned 27.25% versus 30.49% for its composite benchmark, a blend of 95% S&P 500® Index and 5% Barclays U.S. Aggregate Bond Index. For broader comparison, the median return for the Fund’s Lipper variable insurance products peer category of Global Core Funds (consisting of 48 funds as of December 31, 2013) was 27.17% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on

December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT S&P 500 Index Fund and the NVIT International Index Fund, combined with their relatively significant allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

Only the Fund’s investment in the NVIT Bond Index Fund posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Commentary (con’t.)	NVIT Investor Destinations Aggressive Fund

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT S&P 500 Index Fund Class Y	40%
NVIT International Index Fund Class Y	30%
NVIT Mid Cap Index Fund Class Y	15%
NVIT Small Cap Index Fund Class Y	10%
NVIT Bond Index Fund Class Y	5%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT Investor Destinations Aggressive Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT Investor Destinations Aggressive Fund

Objective

The Fund seeks maximum growth of capital consistent with a more-aggressive level of risk as compared to other Investor Destinations Funds.

Highlights

•	The NVIT Investor Destinations Aggressive Fund (Class II) returned 27.25%, underperforming the composite benchmark by 3.24% and outperforming the Lipper peer group by 0.08%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 95% of its allocations and contributed nearly 100% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Equity Funds	95.1%
Fixed Income Fund	5.0%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund, Class Y	40.0%
NVIT International Index Fund, Class Y	30.0%
NVIT Mid Cap Index Fund, Class Y	15.0%
NVIT Small Cap Index Fund, Class Y	10.0%
NVIT Bond Index Fund, Class Y	5.0%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Investor Destinations Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.	Inception
Class II2	27.25%	15.62%	7.12%	–
Class P	27.39%	–	–	33.93%	[3]
Class VI4	27.18%	15.63%	7.14%	–

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	As of April 30, 2004, all existing shares were designated Class II shares.

[3]	Since inception date of April 30, 2012.

[4]

These returns were achieved prior to the creation of Class VI shares (April 30, 2004) and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.83%
Class P	0.68%
Class VI	0.83%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Investor Destinations Aggressive Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Aggressive Fund versus performance of the Composite Index*, the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 95% S&P 500® Index and 5% Barclays U.S. Aggregate Bond Index.

9

Shareholder Expense Example	NVIT Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Aggressive Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,159.80	3.16	0.58
	Hypothetical[b,c]		1,000.00	1,022.28	2.96	0.58
Class P Shares	Actual	[b]	1,000.00	1,161.00	2.34	0.43
	Hypothetical[b,c]		1,000.00	1,023.04	2.19	0.43
Class VI Shares	Actual	[b]	1,000.00	1,159.70	3.16	0.58
	Hypothetical[b,c]		1,000.00	1,022.28	2.96	0.58

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

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Statement of Investments

December 31, 2013

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 95.1%
NVIT International Index Fund, Class Y (a)	10,620,558	$105,249,735
NVIT Mid Cap Index Fund, Class Y (a)	2,154,108	52,624,867
NVIT S&P 500 Index Fund, Class Y (a)	10,912,362	140,332,979
NVIT Small Cap Index Fund, Class Y (a)	2,502,371	35,083,245

Total Equity Funds (cost $238,228,847)		333,290,826

Fixed Income Fund 5.0%
NVIT Bond Index Fund, Class Y (a)	1,694,843	17,541,623

Total Fixed Income Fund (cost $17,934,123)		17,541,623

Total Mutual Funds (cost $256,162,970)		350,832,449

Total Investments (cost $256,162,970) (b) — 100.1%		350,832,449

Liabilities in excess of other assets — (0.1)%		(191,174)

NET ASSETS — 100.0%		$350,641,275

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

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Statement of Assets and Liabilities

December 31, 2013

NVIT Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $256,162,970)	$350,832,449
Receivable for capital shares issued	1,762,489
Prepaid expenses	734

Total Assets	352,595,672

Liabilities:
Payable for investments purchased	1,746,918
Payable for capital shares redeemed	15,572
Accrued expenses and other payables:
Investment advisory fees	37,929
Fund administration fees	10,417
Distribution fees	72,943
Administrative servicing fees	49,374
Accounting and transfer agent fees	86
Trustee fees	690
Custodian fees	2,063
Compliance program costs (Note 3)	11
Professional fees	5,868
Printing fees	12,123
Other	403

Total Liabilities	1,954,397

Net Assets	$350,641,275

Represented by:
Capital	$294,751,680
Accumulated undistributed net investment income	152,001
Accumulated net realized losses from affiliated investments	(38,931,885)
Net unrealized appreciation/(depreciation) from investments in affiliates	94,669,479

Net Assets	$350,641,275

Net Assets:
Class II Shares	$339,488,645
Class P Shares	2,789,521
Class VI Shares	8,363,109

Total	$350,641,275

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	27,125,799
Class P Shares	223,575
Class VI Shares	672,989

Total	28,022,363

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.52
Class P Shares	$12.48
Class VI Shares	$12.43

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$7,040,949

Total Income	7,040,949

EXPENSES:
Investment advisory fees	436,188
Fund administration fees	116,946
Distribution fees Class II Shares	817,110
Distribution fees Class P Shares	4,421
Distribution fees Class VI Shares	17,300
Administrative servicing fees Class II Shares	490,269
Administrative servicing fees Class VI Shares	10,380
Professional fees	23,238
Printing fees	16,001
Trustee fees	11,186
Custodian fees	12,475
Accounting and transfer agent fees	42
Compliance program costs (Note 3)	1,094
Other	8,333

Total Expenses	1,964,983

NET INVESTMENT INCOME	5,075,966

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	1,315,641
Net realized gains from investment transactions with affiliates	7,751,905

Net realized gains from affiliated investments	9,067,546

Net change in unrealized appreciation/(depreciation) from investments in affiliates	66,914,722

Net realized/unrealized gains from affiliated investments	75,982,268

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$81,058,234

The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets

	NVIT Investor Destinations Aggressive Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$5,075,966	$4,995,230
Net realized gains/(losses) from affiliated investments	9,067,546	(8,497,126)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	66,914,722	55,580,080

Change in net assets resulting from operations	81,058,234	52,078,184

Distributions to Shareholders From:
Net investment income:
Class II	(5,067,080)	(4,890,716)
Class P	(47,550)	(12,890	) (a)
Class VI	(130,055)	(92,534)

Change in net assets from shareholder distributions	(5,244,685)	(4,996,140)

Change in net assets from capital transactions	(55,196,109)	(81,657,295)

Change in net assets	20,617,440	(34,575,251)

Net Assets:
Beginning of year	330,023,835	364,599,086

End of year	$350,641,275	$330,023,835

Accumulated undistributed net investment income at end of year	$152,001	$167,277

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$18,313,820	$12,726,115
Dividends reinvested	5,067,080	4,890,716
Cost of shares redeemed	(81,107,265)	(99,327,146)

Total Class II Shares	(57,726,365)	(81,710,315)

Class P Shares
Proceeds from shares issued	1,834,325	727,231	(a)
Dividends reinvested	47,550	12,890	(a)
Cost of shares redeemed	(225,572)	(17,219	) (a)

Total Class P Shares	1,656,303	722,902	(a)

Class VI Shares
Proceeds from shares issued	2,563,862	486,542
Dividends reinvested	130,055	92,534
Cost of shares redeemed	(1,819,964)	(1,248,958)

Total Class VI Shares	873,953	(669,882)

Change in net assets from capital transactions	$(55,196,109)	$(81,657,295)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

14

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Aggressive Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	1,582,538	1,336,572
Reinvested	410,548	488,095
Redeemed	(7,234,409)	(10,439,996)

Total Class II Shares	(5,241,323)	(8,615,329)

Class P Shares
Issued	163,280	76,478	(a)
Reinvested	3,861	1,289	(a)
Redeemed	(19,593)	(1,740	) (a)

Total Class P Shares	147,548	76,027	(a)

Class VI Shares
Issued	224,003	51,849
Reinvested	10,604	9,291
Redeemed	(164,780)	(132,886)

Total Class VI Shares	69,827	(71,746)

Total change in shares	(5,023,948)	(8,611,048)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class II Shares
Year Ended December 31, 2013 (d)	$9.99	0.17	2.55	2.72	(0.19)	–	(0.19)	–	$12.52	27.25%	$339,488,645	0.59%	1.50%	0.59%	6.27%
Year Ended December 31, 2012 (d)	$8.75	0.13	1.26	1.39	(0.15)	–	(0.15)	–	$9.99	15.90%	$323,279,707	0.59%	1.42%	0.59%	6.83%
Year Ended December 31, 2011 (d)	$9.27	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	–	$8.75	(3.93)%	$358,725,719	0.58%	1.36%	0.58%	15.64%
Year Ended December 31, 2010 (d)	$8.23	0.12	1.06	1.18	(0.14)	–	(0.14)	–	$9.27	14.63%	$455,359,563	0.58%	1.38%	0.58%	7.86%
Year Ended December 31, 2009 (d)	$6.89	0.13	1.71	1.84	(0.08)	(0.42)	(0.50)	–	$8.23	27.21%	$487,859,620	0.57%	1.79%	0.57%	11.13%

Class P Shares
Year Ended December 31, 2013 (d)	$9.97	0.30	2.43	2.73	(0.22)	–	(0.22)	–	$12.48	27.39%	$2,789,521	0.43%	2.62%	0.43%	6.27%
Period Ended December 31, 2012 (d)(e)	$9.66	0.30	0.20	0.50	(0.19)	–	(0.19)	–	$9.97	5.13%	$757,616	0.44%	4.67%	0.44%	6.83%

Class VI Shares
Year Ended December 31, 2013 (d)	$9.93	0.20	2.50	2.70	(0.20)	–	(0.20)	–	$12.43	27.18%	$8,363,109	0.59%	1.81%	0.59%	6.27%
Year Ended December 31, 2012 (d)	$8.70	0.15	1.24	1.39	(0.16)	–	(0.16)	–	$9.93	15.92%	$5,986,512	0.59%	1.58%	0.59%	6.83%
Year Ended December 31, 2011 (d)	$9.22	0.13	(0.48)	(0.35)	(0.17)	–	(0.17)	–	$8.70	(3.94)%	$5,873,367	0.58%	1.44%	0.58%	15.64%
Year Ended December 31, 2010 (d)	$8.19	0.11	1.06	1.17	(0.14)	–	(0.14)	–	$9.22	14.57%	$6,114,190	0.57%	1.36%	0.57%	7.86%
Year Ended December 31, 2009 (d)	$6.85	0.14	1.70	1.84	(0.08)	(0.42)	(0.50)	–	$8.19	27.37%	$7,516,657	0.57%	1.89%	0.57%	11.13%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

17

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations,

18

Notes to Financial Statements (Continued)

December 31, 2013

individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from affiliated investments
$—	$153,443	$(153,443)

Amount designated as “—“ is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

19

Notes to Financial Statements (Continued)

December 31, 2013

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $116,946 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing

20

Notes to Financial Statements (Continued)

December 31, 2013

administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $1,094.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2013, NFS earned $500,649 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $51 and $89, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds. The Fund’s transactions in the shares of Underlying Funds during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT International Index Fund, Class Y	$101,691,064	$7,873,183	$21,338,727	$3,019,749	$2,658,895	$105,249,735
NVIT Mid Cap Index Fund, Class Y	50,147,532	2,657,001	12,985,805	611,400	2,469,795	52,624,867
NVIT S&P 500 Index Fund, Class Y	129,084,779	5,139,644	28,898,859	2,526,559	1,766,240	140,332,979
NVIT Small Cap Index Fund, Class Y	33,351,360	1,324,168	10,279,496	485,631	2,028,583	35,083,245
NVIT Bond Index Fund, Class Y	15,935,822	4,001,112	1,536,955	397,610	144,033	17,541,623

21

Notes to Financial Statements (Continued)

December 31, 2013

Further information about each affiliated Underlying Fund may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $20,995,108 and sales of $75,039,842 (excluding short-term securities).

8. Portfolio	Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

9. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10. Federal	Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,244,685	$—	$5,244,685	$—	$5,244,685

Amounts designated as “—” are zero or have been rounded to zero.

22

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,996,140	$—	$4,996,140	$—	$4,996,140

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$152,001	$—	$152,001	$(27,968,476)	$83,706,070	$55,889,595

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$267,126,379	$84,171,860	$(465,790)	$83,706,070

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$5,863,727	2017

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$—	$22,104,749

Amount designated as “—” is zero or has been rounded to zero.

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $8,925,520 to offset capital gains.

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class VI shares will be converted to Class II shares. Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Investor Destinations Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

24

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 61.43%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $2,952,466 or $0.1054 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $102,611 or $0.0037 per outstanding share.

25

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

26

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

29

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

30

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

31

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

32

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

33

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

34

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

35

Annual Report

December 31, 2013

NVIT Investor Destinations Balanced Fund

AR-ID-BAL 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reject the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Investor Destinations Balanced Fund

For the annual period ended December 31, 2013, the NVIT Investor Destinations Balanced Fund (Class II) returned 13.42% versus 14.72% for its composite benchmark, a blend of 50% S&P 500® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Citigroup 3-Month US Treasury Bill (T-Bill) Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 232 funds as of December 31, 2013) was 14.14% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT S&P 500 Index Fund and the NVIT International Index Fund, combined with their allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

Only the Fund’s investment in the NVIT Bond Index Fund, which has a relatively significant allocation to the Fund, posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

5

Fund Commentary (con’t.)	NVIT Investor Destinations Balanced Fund

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT Bond Index Fund Class Y	28%
NVIT S&P 500 Index Fund Class Y	25%
NVIT International Index Fund Class Y	13%
NVIT Short Term Bond Fund Class Y	11%
Nationwide Contract	11%
NVIT Mid Cap Index Fund Class Y	8%
NVIT Small Cap Index Fund Class Y	4%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT Investor Destinations Balanced Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT Investor Destinations Balanced Fund

Objective

The Fund seeks a high level of total return through investment in both equity and fixed-income securities.

Highlights

•	The NVIT Investor Destinations Balanced Fund (Class II) returned 13.42%, underperforming the composite benchmark by 1.30% and the Lipper peer group by 0.72%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 50% of its allocations and contributed nearly 98% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Equity Funds	50.1%
Fixed Income Funds	39.5%
Fixed Contract	10.4%
Liabilities in excess of other assets ††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	26.3%
NVIT S&P 500 Index Fund, Class Y	25.4%
NVIT International Index Fund, Class Y	12.7%
Nationwide Contract	10.4%
NVIT Mid Cap Index Fund, Class Y	8.0%
NVIT Enhanced Income Fund, Class Y	7.5%
NVIT Short Term Bond Fund, Class Y	5.7%
NVIT Small Cap Index Fund, Class Y	4.0%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Investor Destinations Balanced Fund

Average Annual Total Return1

(For periods ended December 31, 2013)	1 Yr.	Inception
Class II	13.42%	11.66%	[2]
Class P	13.63%	11.72%	[3]
Class VI4	13.43%	11.70%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2009.

[3]	Since inception date of April 30, 2012.

[4]

These returns were achieved prior to the creation of Class VI shares (April 30, 2010) and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.81%
Class P	0.66%
Class VI	0.81%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Investor Destinations Balanced Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Balanced Fund since inception through 12/31/13 versus performance of the Composite Index*, the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month US Treasury Bill (T-Bill) Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 50% S&P 500® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Citigroup 3-Month US T-Bill Index.

9

Shareholder Expense Example	NVIT Investor Destinations Balanced Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Balanced Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,082.70	2.99	0.57
	Hypothetical	[b,c]	1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	[b]	1,000.00	1,083.90	2.21	0.42
	Hypothetical	[b,c]	1,000.00	1,023.09	2.14	0.42
Class VI Shares	Actual	[b]	1,000.00	1,083.60	2.99	0.57
	Hypothetical	[b,c]	1,000.00	1,022.33	2.91	0.57

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Investor Destinations Balanced Fund

Mutual Funds 89.6%

	Shares	Market Value

Equity Funds 50.1%
NVIT International Index Fund, Class Y (a)	13,627,547	$135,048,995
NVIT Mid Cap Index Fund, Class Y (a)	3,512,733	85,816,066
NVIT S&P 500 Index Fund, Class Y (a)	21,044,098	270,627,100
NVIT Small Cap Index Fund, Class Y (a)	3,055,540	42,838,665

Total Equity Funds (cost $393,562,129)		534,330,826

Fixed Income Funds 39.5%
NVIT Bond Index Fund, Class Y (a)	27,097,453	280,458,637
NVIT Enhanced Income Fund, Class Y (a)	8,226,348	80,206,889
NVIT Short Term Bond Fund, Class Y (a)	5,858,455	61,220,855

Total Fixed Income Funds (cost $434,205,399)		421,886,381

Total Mutual Funds (cost $827,767,528)		956,217,207

Fixed Contract 10.4%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)(c)	$111,085,255	111,085,255

Total Fixed Contract (cost $111,085,255)		111,085,255

Total Investments (cost $938,852,783) (d) — 100.0%		1,067,302,462

Liabilities in excess of other assets — 0.0%†		(502,136)

NET ASSETS — 100.0%		$1,066,800,326

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Fair valued security.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT Investor Destinations Balanced Fund
Assets:
Investments in affiliates, at value (cost $938,852,783)	$1,067,302,462
Receivable for capital shares issued	3,942,474
Prepaid expenses	1,869

Total Assets	1,071,246,805

Liabilities:
Payable for investments purchased	3,941,590
Payable for capital shares redeemed	884
Accrued expenses and other payables:
Investment advisory fees	114,876
Fund administration fees	23,611
Distribution fees	220,917
Administrative servicing fees	123,158
Accounting and transfer agent fees	103
Trustee fees	988
Custodian fees	6,039
Compliance program costs (Note 3)	156
Professional fees	4,841
Printing fees	8,889
Other	427

Total Liabilities	4,446,479

Net Assets	$1,066,800,326

Represented by:
Capital	$933,374,164
Accumulated undistributed net investment income	695,918
Accumulated net realized gains from affiliated investments	4,280,565
Net unrealized appreciation/(depreciation) from investments in affiliates	128,449,679

Net Assets	$1,066,800,326

Net Assets:
Class II Shares	$1,061,392,009
Class P Shares	4,066,929
Class VI Shares	1,341,388

Total	$1,066,800,326

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	70,273,432
Class P Shares	269,655
Class VI Shares	88,804

Total	70,631,891

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$15.10
Class P Shares	$15.08
Class VI Shares	$15.11

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT Investor Destinations Balanced Fund
INVESTMENT INCOME:
Dividend income from affiliates	$18,201,957
Interest income from affiliates	3,358,774

Total Income	21,560,731

EXPENSES:
Investment advisory fees	1,174,325
Fund administration fees	240,153
Distribution fees Class II Shares	2,248,763
Distribution fees Class P Shares	6,991
Distribution fees Class VI Shares	2,584
Administrative servicing fees Class II Shares	1,349,265
Administrative servicing fees Class VI Shares	1,551
Professional fees	42,948
Printing fees	19,357
Trustee fees	30,713
Custodian fees	34,219
Accounting and transfer agent fees	196
Compliance program costs (Note 3)	3,257
Other	18,547

Total expenses before earnings credit	5,172,869

Earnings credit (Note 6)	(32)

Net Expenses	5,172,837

NET INVESTMENT INCOME	16,387,894

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	2,782,132
Net realized gains from investment transactions with affiliates	2,174,503

Net realized gains from affiliated investments	4,956,635

Net change in unrealized appreciation/(depreciation) from investments in affiliates	91,588,176

Net realized/unrealized gains from affiliated investments	96,544,811

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$112,932,705

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Investor Destinations Balanced Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$16,387,894	$12,476,997
Net realized gains from affiliated investments	4,956,635	8,926,945
Net change in unrealized appreciation/(depreciation) from investments in affiliates	91,588,176	32,498,403

Change in net assets resulting from operations	112,932,705	53,902,345

Distributions to Shareholders From:
Net investment income:
Class II	(16,803,610)	(12,306,807)
Class P	(70,648)	(20,455	) (a)
Class VI	(20,356)	(16,902)
Net realized gains:
Class II	(8,457,166)	(6,796,634)
Class P	(32,357)	(9,071	) (a)
Class VI	(9,140)	(8,851)

Change in net assets from shareholder distributions	(25,393,277)	(19,158,720)

Change in net assets from capital transactions	231,929,019	210,251,285

Change in net assets	319,468,447	244,994,910

Net Assets:
Beginning of year	747,331,879	502,336,969

End of year	$1,066,800,326	$747,331,879

Accumulated undistributed net investment income at end of year	$695,918	$647,656

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$215,545,545	$196,944,835
Dividends reinvested	25,260,776	19,103,441
Cost of shares redeemed	(12,080,373)	(7,186,728)

Total Class II Shares	228,725,948	208,861,548

Class P Shares
Proceeds from shares issued	2,971,749	1,429,536	(a)
Dividends reinvested	103,005	29,526	(a)
Cost of shares redeemed	(105,629)	(600,129	) (a)

Total Class P Shares	2,969,125	858,933	(a)

Class VI Shares
Proceeds from shares issued	372,204	743,263
Dividends reinvested	29,496	25,753
Cost of shares redeemed	(167,754)	(238,212)

Total Class VI Shares	233,946	530,804

Change in net assets from capital transactions	$231,929,019	$210,251,285

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

14

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Balanced Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	14,806,978	14,592,337
Reinvested	1,693,201	1,395,660
Redeemed	(827,316)	(532,775)

Total Class II Shares	15,672,863	15,455,222

Class P Shares
Issued	205,277	107,104	(a)
Reinvested	6,909	2,160	(a)
Redeemed	(7,215)	(44,580	) (a)

Total Class P Shares	204,971	64,684	(a)

Class VI Shares
Issued	25,003	54,904
Reinvested	1,975	1,880
Redeemed	(11,845)	(18,054)

Total Class VI Shares	15,133	38,730

Total change in shares	15,892,967	15,558,636

(a)	For the period from May 1,2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2013 (e)	$13.65	0.26	1.57	1.83	(0.25)	(0.13)	(0.38)	–	$15.10	13.42%	$1,061,392,009	0.57%	1.81%	0.57%	4.07%
Year Ended December 31, 2012 (e)	$12.82	0.27	0.93	1.20	(0.23)	(0.14)	(0.37)	–	$13.65	9.39%	$745,443,923	0.58%	2.00%	0.58%	6.08%
Year Ended December 31, 2011 (e)	$12.99	0.24	(0.11)	0.13	(0.28)	(0.02)	(0.30)	–	$12.82	0.88%	$501,888,883	0.58%	1.84%	0.58%	11.93%
Year Ended December 31, 2010 (e)	$12.03	0.25	0.91	1.16	(0.17)	(0.03)	(0.20)	–	$12.99	9.81%	$283,290,549	0.61%	2.00%	0.61%	4.07%
Period Ended December 31, 2009 (e)(f)	$10.00	0.27	2.04	2.31	(0.19)	(0.09)	(0.28)	–	$12.03	23.15%	$61,551,626	0.66%	2.94%	0.75%	14.53%

Class P Shares
Year Ended December 31, 2013 (e)	$13.63	0.35	1.50	1.85	(0.27)	(0.13)	(0.40)	–	$15.08	13.63%	$4,066,929	0.42%	2.41%	0.42%	4.07%
Period Ended December 31, 2012 (e)(g)	$13.58	0.33	0.12	0.45	(0.26)	(0.14)	(0.40)	–	$13.63	3.34%	$881,912	0.43%	3.68%	0.43%	6.08%

Class VI Shares
Year Ended December 31, 2013 (e)	$13.66	0.28	1.55	1.83	(0.25)	(0.13)	(0.38)	–	$15.11	13.43%	$1,341,388	0.57%	1.89%	0.57%	4.07%
Year Ended December 31, 2012 (e)	$12.82	0.28	0.93	1.21	(0.23)	(0.14)	(0.37)	–	$13.66	9.48%	$1,006,044	0.58%	2.10%	0.58%	6.08%
Year Ended December 31, 2011 (e)	$12.99	0.22	(0.09)	0.13	(0.28)	(0.02)	(0.30)	–	$12.82	0.87%	$448,086	0.57%	1.71%	0.57%	11.93%
Period Ended December 31, 2010 (e)(h)	$12.47	0.22	0.45	0.67	(0.12)	(0.03)	(0.15)	–	$12.99	5.51%	$589,313	0.51%	2.59%	0.51%	4.07%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009. Total return is calculated based on inception date of March 24, 2009 through December 31, 2009.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012
(h)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010. Total return is based on inception date of April 29, 2010 through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Balanced Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

17

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the year ended December 31, 2013, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$111,085,255	$111,085,255
Mutual Funds	956,217,207	—	—	956,217,207
Total	$956,217,207	$—	$111,085,255	$1,067,302,462

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/12	$—	$—
Interest Income from affiliates	3,358,774	3,358,774
Purchases	26,831,083	26,831,083
Sales	(287,520)	(287,520)
Transfers Into Level 3	81,182,918	81,182,918
Transfers Out of Level 3	—	—
Balance as of 12/31/13	$111,085,255	$111,085,255

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2013, there was one transfer from Level 2 to Level 3.

During the most recent evaluation of the inputs used to fair value the Nationwide Contract, management transferred the Nationwide Contract from the level 2 category to level 3. While management utilizes judgment in determining the level of observable and the transparency of the inputs, management believes that placing the investment in the level 3 category would be appropriate at this time due to the shifting of the significance of the unobservable inputs used at the reporting period.

18

Notes to Financial Statements (Continued)

December 31, 2013

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/13	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Nationwide Contract	$111,085,255	Discounted Cash Flow	Daily Transactions Interest Rate Redemption Feature Non Assignment Feature Termination Feature	daily 3.50% daily daily daily

*	The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security

19

Notes to Financial Statements (Continued)

December 31, 2013

trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$554,982	$(554,982)

Amount designated as “—“ is zero or has been rounded to zero.

20

Notes to Financial Statements (Continued)

December 31, 2013

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2014.

21

Notes to Financial Statements (Continued)

December 31, 2013

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $240,153 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $3,257.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2013, NFS earned $1,350,816 in administrative services fees from the Fund.

22

Notes to Financial Statements (Continued)

December 31, 2013

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $0 and $26, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT International Index Fund, Class Y	$101,478,975	$17,840,784	$4,226,662	$3,824,406	$662,128	$135,048,995
NVIT Mid Cap Index Fund, Class Y	61,595,315	8,182,325	2,005,443	985,775	2,486,961	85,816,066
NVIT S&P 500 Index Fund, Class Y	186,106,647	27,762,605	1,941,617	4,834,048	631,185	270,627,100
NVIT Small Cap Index Fund, Class Y	30,756,587	1,540,969	960,171	581,678	310,887	42,838,665
NVIT Bond Index Fund, Class Y	205,853,593	88,999,762	1,147,465	6,593,772	850,281	280,458,637
NVIT Enhanced Income Fund, Class Y	58,709,523	21,971,775	54,263	703,968	(1,274)	80,206,889
NVIT Short Term Bond Fund, Class Y	—	63,315,643	1,324,354	678,310	16,467	61,220,855
NVIT Money Market Fund, Class Y	22,009,396	2,751,613	24,761,009	—	—	—
Nationwide Contract	81,182,918	26,831,083	287,520	3,358,774	—	111,085,255

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and

23

Notes to Financial Statements (Continued)

December 31, 2013

are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $259,196,559 and sales of $36,708,504 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$16,894,614	$8,498,663	$25,393,277	$—	$25,393,277

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$12,344,164	$6,814,556	$19,158,720	$—	$19,158,720

Amount designated as “—” is zero or has been rounded to zero.

24

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$695,918	$4,408,513	$5,104,431	$—	$128,321,731	$133,426,162

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$938,980,731	$140,692,538	$(12,370,807)	$128,321,731

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class VI shares will be converted to Class II shares. Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Balanced Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

26

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 34.52%.

The Fund designates $8,498,663, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $3,739,194 or $0.0529 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $129,951 or $0.0018 per outstanding share.

27

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

32

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

33

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

34

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

36

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2013

NVIT Investor Destinations Capital Appreciation Fund

AR-ID-CAP 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Investor Destinations Capital Appreciation Fund

For the annual period ended December 31, 2013, the NVIT Investor Destinations Capital Appreciation Fund (Class II) returned 19.49% versus 21.52% for its composite benchmark, a blend of 70% S&P 500® Index, 20% Barclays U.S. Aggregate Bond Index and 10% Citigroup 3-Month US Treasury Bill (T-Bill) Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 290 funds as of December 31, 2013) was 19.15% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment- grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether

10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT S&P 500 Index Fund and the NVIT International Index Fund, combined with their relatively significant allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

Only the Fund’s investment in the NVIT Bond Index Fund, which also had a relatively significant allocation within the Fund, posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

5

Fund Commentary (con’t.)	NVIT Investor Destinations Capital Appreciation Fund

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT S&P 500 Index Fund Class Y	33%
NVIT International Index Fund Class Y	20%
NVIT Bond Index Fund Class Y	20%
NVIT Mid Cap Index Fund Class Y	11%
Nationwide Contract	7%
NVIT Small Cap Index Fund Class Y	6%
NVIT Short Term Bond Fund Class Y	3%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT Investor Destinations Capital Appreciation Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT Investor Destinations Capital Appreciation Fund

Objective

The Fund seeks growth of capital, but also seeks income consistent with a less-aggressive level of risk as compared to other Investor Destinations Funds.

Highlights

•	The NVIT Investor Destinations Capital Appreciation Fund (Class II) returned 19.49%, underperforming the composite benchmark by 2.03% and outperforming the Lipper peer group by 0.34%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 70% of its allocations and contributed nearly 99% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Equity Funds	71.6%
Fixed Income Funds	21.9%
Fixed Contract	6.5%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT S&P 500 Index Fund Class Y	33.7%
NVIT International Index Fund Class Y	20.1%
NVIT Bond Index Fund Class Y	19.2%
NVIT Mid Cap Index Fund Class Y	11.4%
Nationwide Contract	6.5%
NVIT Small Cap Index Fund Class Y	6.4%
NVIT Short Term Bond Fund Class Y	2.7%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Investor Destinations Capital Appreciation Fund

Average Annual Total Return1

(For periods ended December 31, 2013)	1 Yr.	Inception
Class II	19.49%	15.17%	[2]
Class P	19.69%	24.65%	[3]
Class VI4	19.39%	15.16%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2009.

[3]	Since inception date of April 30, 2012.

[4]

These returns were achieved prior to the creation of Class VI shares (April 30, 2010) and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the short term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.80%
Class P	0.65%
Class VI	0.80%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Investor Destinations Capital Appreciation Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Capital Appreciation Fund since inception through 12/31/13 versus performance of the Composite Index*, the Barclays U.S. Aggregate Bond Index, the S&P 500® Index, the Citigroup 3-Month US Treasury Bill (T-Bill) Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 70% S&P 500® Index, 20% Barclays U.S. Aggregate Bond Index and 10% Citigroup 3-Month US T-Bill Index.

9

Shareholder Expense Example	NVIT Investor Destinations Capital Appreciation Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Capital Appreciation Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,117.20	3.04	0.57
	Hypothetical	[b,c]	1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	[b]	1,000.00	1,118.10	2.24	0.42
	Hypothetical	[b,c]	1,000.00	1,023.09	2.14	0.42
Class VI Shares	Actual	[b]	1,000.00	1,117.00	3.04	0.57
	Hypothetical	[b,c]	1,000.00	1,022.33	2.91	0.57

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 93.5%

	Shares	Market Value

Equity Funds 71.6%
NVIT International Index Fund, Class Y (a)	29,943,849	$296,743,541
NVIT Mid Cap Index Fund, Class Y (a)	6,919,758	169,049,689
NVIT S&P 500 Index Fund, Class Y (a)	38,708,199	497,787,445
NVIT Small Cap Index Fund, Class Y (a)	6,754,691	94,700,765

Total Equity Funds (cost $774,611,032)		1,058,281,440

Fixed Income Funds 21.9%
NVIT Bond Index Fund, Class Y (a)	27,470,681	284,321,548
NVIT Short Term Bond Fund, Class Y (a)	3,769,663	39,392,982

Total Fixed Income Funds (cost $334,828,210)		323,714,530

Total Mutual Funds (cost $1,109,439,242)		1,381,995,970

Fixed Contract 6.5%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)(c)	$96,607,105	96,607,105

Total Fixed Contract (cost $96,607,105)		96,607,105

Total Investments (cost $1,206,046,347) (d) — 100.0%		1,478,603,075

Liabilities in excess of other assets — 0.0%†		(696,592)

NET ASSETS — 100.0%		$1,477,906,483

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Fair valued security.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT Investor Destinations Capital Appreciation Fund
Assets:
Investments in affiliates, at value (cost $1,206,046,347)	$1,478,603,075
Receivable for investments sold	644,725
Receivable for capital shares issued	152
Prepaid expenses	2,927

Total Assets	1,479,250,879

Liabilities:
Payable for capital shares redeemed	644,877
Accrued expenses and other payables:
Investment advisory fees	160,402
Fund administration fees	31,422
Distribution fees	308,471
Administrative servicing fees	173,196
Accounting and transfer agent fees	133
Trustee fees	1,433
Custodian fees	8,634
Compliance program costs (Note 3)	28
Professional fees	5,419
Printing fees	9,787
Other	594

Total Liabilities	1,344,396

Net Assets	$1,477,906,483

Represented by:
Capital	$1,183,534,292
Accumulated undistributed net investment income	895,887
Accumulated net realized gains from affiliated investments	20,919,576
Net unrealized appreciation/(depreciation) from investments in affiliates	272,556,728

Net Assets	$1,477,906,483

Net Assets:
Class II Shares	$1,474,725,072
Class P Shares	1,890,181
Class VI Shares	1,291,230

Total	$1,477,906,483

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	84,420,665
Class P Shares	108,447
Class VI Shares	73,891

Total	84,603,003

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$17.47
Class P Shares	$17.43
Class VI Shares	$17.47

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT Investor Destinations Capital Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliates	$27,840,385
Interest income from affiliates	2,980,691

Total Income	30,821,076

EXPENSES:
Investment advisory fees	1,753,321
Fund administration fees	336,817
Distribution fees Class II Shares	3,365,878
Distribution fees Class P Shares	3,371
Distribution fees Class VI Shares	2,559
Administrative servicing fees Class II Shares	2,019,536
Administrative servicing fees Class VI Shares	1,535
Professional fees	57,854
Printing fees	19,381
Trustee fees	45,243
Custodian fees	50,601
Accounting and transfer agent fees	238
Compliance program costs (Note 3)	4,597
Other	27,745

Total Expenses	7,688,676

NET INVESTMENT INCOME	23,132,400

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	4,774,369
Net realized gains from investment transactions with affiliates	17,191,433

Net realized gains from affiliated investments	21,965,802

Net change in unrealized appreciation/(depreciation) from investments in affiliates	193,699,519

Net realized/unrealized gains from affiliated investments	215,665,321

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$238,797,721

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Investor Destinations Capital Appreciation Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$23,132,400	$20,319,960
Net realized gains from affiliated investments	21,965,802	20,700,299
Net change in unrealized appreciation/(depreciation) from investments in affiliates	193,699,519	82,146,113

Change in net assets resulting from operations	238,797,721	123,166,372

Distributions to Shareholders From:
Net investment income:
Class II	(23,878,848)	(20,184,153)
Class P	(33,614)	(9,631)	(a)
Class VI	(21,501)	(9,545)
Net realized gains:
Class II	(20,061,802)	(13,363,479)
Class P	(22,266)	(2,731)	(a)
Class VI	(16,933)	(9,028)

Change in net assets from shareholder distributions	(44,034,964)	(33,578,567)

Change in net assets from capital transactions	79,994,682	192,872,189

Change in net assets	274,757,439	282,459,994

Net Assets:
Beginning of year	1,203,149,044	920,689,050

End of year	$1,477,906,483	$1,203,149,044

Accumulated undistributed net investment income at end of year	$895,887	$922,844

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$76,808,835	$200,165,944
Dividends reinvested	43,940,650	33,547,632
Cost of shares redeemed	(42,290,595)	(41,573,721)

Total Class II Shares	78,458,890	192,139,855

Class P Shares
Proceeds from shares issued	1,041,741	721,900	(a)
Dividends reinvested	55,880	12,362	(a)
Cost of shares redeemed	(115,687)	(10,863)	(a)

Total Class P Shares	981,934	723,399	(a)

Class VI Shares
Proceeds from shares issued	913,412	294,606
Dividends reinvested	38,434	18,573
Cost of shares redeemed	(397,988)	(304,244)

Total Class VI Shares	553,858	8,935

Change in net assets from capital transactions	$79,994,682	$192,872,189

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

14

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Capital Appreciation Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	4,725,744	13,702,281
Reinvested	2,573,745	2,219,929
Redeemed	(2,565,582)	(2,838,546)

Total Class II Shares	4,733,907	13,083,664

Class P Shares
Issued	63,602	48,378	(a)
Reinvested	3,272	819	(a)
Redeemed	(6,894)	(730)	(a)

Total Class P Shares	59,980	48,467	(a)

Class VI Shares
Issued	57,034	20,569
Reinvested	2,249	1,229
Redeemed	(24,924)	(20,539)

Total Class VI Shares	34,359	1,259

Total change in shares	4,828,246	13,133,390

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2013 (e)	$15.08	0.28	2.65	2.93	(0.29)	(0.25)	(0.54)	–	$17.47	19.49%	$1,474,725,072	0.57%	1.71%	0.57%	8.52%
Year Ended December 31, 2012 (e)	$13.82	0.27	1.42	1.69	(0.26)	(0.17)	(0.43)	–	$15.08	12.25%	$1,201,822,683	0.57%	1.84%	0.57%	9.92%
Year Ended December 31, 2011 (e)	$14.24	0.26	(0.38)	(0.12)	(0.29)	(0.01)	(0.30)	–	$13.82	(0.94)%	$920,160,293	0.57%	1.80%	0.57%	11.61%
Year Ended December 31, 2010 (e)	$12.91	0.25	1.28	1.53	(0.17)	(0.03)	(0.20)	–	$14.24	12.03%	$434,945,360	0.59%	1.91%	0.59%	2.76%
Period Ended December 31, 2009 (e)(f)	$10.00	0.30	2.87	3.17	(0.19)	(0.07)	(0.26)	–	$12.91	31.81%	$117,422,891	0.60%	3.10%	0.63%	9.87%

Class P Shares
Year Ended December 31, 2013 (e)	$15.05	0.39	2.56	2.95	(0.32)	(0.25)	(0.57)	–	$17.43	19.69%	$1,890,181	0.42%	2.36%	0.42%	8.52%
Period Ended December 31, 2012 (e)(g)	$14.91	0.62	(0.01)	0.61	(0.30)	(0.17)	(0.47)	–	$15.05	4.15%	$729,593	0.42%	6.22%	0.42%	9.92%

Class VI Shares
Year Ended December 31, 2013 (e)	$15.10	0.33	2.59	2.92	(0.30)	(0.25)	(0.55)	–	$17.47	19.39%	$1,291,230	0.57%	2.01%	0.57%	8.52%
Year Ended December 31, 2012 (e)	$13.82	0.22	1.47	1.69	(0.24)	(0.17)	(0.41)	–	$15.10	12.30%	$596,768	0.57%	1.47%	0.57%	9.92%
Year Ended December 31, 2011 (e)	$14.23	0.17	(0.30)	(0.13)	(0.27)	(0.01)	(0.28)	–	$13.82	(0.98)%	$528,757	0.57%	1.22%	0.57%	11.61%
Period Ended December 31, 2010 (e)(h)	$13.49	0.20	0.70	0.90	(0.13)	(0.03)	(0.16)	–	$14.23	6.81%	$235,246	0.50%	2.21%	0.50%	2.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25,2009 (commencement of operations) through December 31,2009. Total return is calculated based on inception date of March 24, 2009 through December 31, 2009.
(g)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.
(h)	For the period from April 30, 2010 (commencement of operations) through December 31, 2010. Total return is calculated based on inception date of April 29, 2010 through December 31, 2010.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

17

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the year ended December 31, 2013, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$96,607,105	$96,607,105
Mutual Funds	1,381,995,970	—	—	1,381,995,970
Total	$1,381,995,970	$—	$96,607,105	$1,478,603,075

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/12	$—	$—
Interest Income from affiliates	2,980,691	2,980,691
Purchases	23,017,956	23,017,956
Sales	(150,686)	(150,686)
Transfers Into Level 3	70,759,144	70,759,144
Transfers Out of Level 3	—	—
Balance as of 12/31/13	$96,607,105	$96,607,105

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2013, there was one transfer from Level 2 to Level 3.

During the most recent evaluation of the inputs used to fair value the Nationwide Contract, management transferred the Nationwide Contract from the level 2 category to level 3. While management utilizes judgment in determining the level of observable and the transparency of the inputs, management believes that placing the investment in the level 3 category would be appropriate at this time due to the shifting of the significance of the unobservable inputs used at the reporting period.

18

Notes to Financial Statements (Continued)

December 31, 2013

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/13	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Nationwide Contract	$96,607,105	Discounted Cash Flow	Daily Transactions Interest Rate Redemption Feature Non Assignment Feature Termination Feature	daily 3.50% daily daily daily

*	The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security

19

Notes to Financial Statements (Continued)

December 31, 2013

trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$774,606	$(774,606)

Amount designated as “—“ is zero or has been rounded to zero.

20

Notes to Financial Statements (Continued)

December 31, 2013

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until at least April 30, 2014.

21

Notes to Financial Statements (Continued)

December 31, 2013

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $336,817 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $4,597.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2013, NFS earned $2,021,071 in administrative services fees from the Fund.

22

Notes to Financial Statements (Continued)

December 31, 2013

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $1,583 and $0, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Fixed Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT International Index Fund, Class Y	$249,581,496	$20,678,749	$19,362,606	$8,434,694	$2,688,969	$296,743,541
NVIT Mid Cap Index Fund, Class Y	135,416,242	8,154,718	12,157,437	1,949,460	7,452,064	169,049,689
NVIT S&P 500 Index Fund, Class Y	392,403,072	16,620,612	27,037,642	8,955,601	8,753,824	497,787,445
NVIT Small Cap Index Fund, Class Y	73,710,868	2,535,077	7,706,959	1,286,495	2,569,959	94,700,765
NVIT Bond Index Fund, Class Y	234,956,863	63,763,283	502,287	6,656,907	850,958	284,321,548
NVIT Enhanced Income Fund, Class Y	46,900,739	832,388	47,781,692	—	(381,573)	—
NVIT Short Term Bond Fund, Class Y	—	40,099,534	—	557,228	31,601	39,392,982
Nationwide Contract	70,759,144	23,017,956	150,686	2,980,691	—	96,607,105

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes,

23

Notes to Financial Statements (Continued)

December 31, 2013

including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $175,702,317 and sales of $114,699,309 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$23,933,963	$20,101,001	$44,034,964	$—	$44,034,964

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$20,203,329	$13,375,238	$33,578,567	$—	$33,578,567

Amount designated as “—” is zero or has been rounded to zero.

24

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$895,887	$21,081,965	$21,977,852	$—	$272,394,339	$294,372,191

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,206,208,736	$283,539,980	$(11,145,641)	$272,394,339

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class VI shares will be converted to Class II shares. Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Capital Appreciation Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013 and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

26

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 46.07%.

The Fund designates $20,101,001, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $8,246,760 or $0.0975 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $286,612 or $0.0034 per outstanding share.

27

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

32

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

33

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

34

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

36

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2013

NVIT Investor Destinations Conservative Fund

AR-ID-CON 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Investor Destinations Conservative Fund

For the annual period ended December 31, 2013, the NVIT Investor Destinations Conservative Fund (Class II) returned 4.83% versus 5.25% for its composite benchmark, a blend of 20% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index and 45% Citigroup 3-Month US Treasury Bill (T-Bill) Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Conservative Funds (consisting of 128 funds as of December 31, 2013) was 7.56% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether

10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT S&P 500 Index Fund and the NVIT International Index Fund, combined with their allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

Only the Fund’s investment in the NVIT Bond Index Fund, which had a relatively significant allocation to the Fund, posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not

5

Fund Commentary (con’t.)	NVIT Investor Destinations Conservative Fund

guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT Bond Index Fund Class Y	40%
Nationwide Contract	21%
NVIT Enhanced Income Fund Class Y	17%
NVIT S&P 500 Index Fund Class Y	12%
NVIT International Index Fund Class Y	5%
NVIT Mid Cap Index Fund Class Y	3%
NVIT Money Market Fund Class Y	2%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT Investor Destinations Conservative Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT Investor Destinations Conservative Fund

Objective

The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.

Highlights

•	The NVIT Investor Destinations Conservative Fund (Class II) returned 4.83%, underperforming the composite benchmark by 0.42% and the Lipper peer group by 2.73%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 20% of its allocations and contributed nearly 90% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Fixed Income Funds	55.5%
Fixed Contract	21.4%
Equity Funds	21.1%
Money Market Fund	2.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	40.2%
Nationwide Contract	21.3%
NVIT Enhanced Income Fund, Class Y	14.1%
NVIT S&P 500 Index Fund, Class Y	12.8%
NVIT International Index Fund, Class Y	5.2%
NVIT Mid Cap Index Fund, Class Y	3.2%
NVIT Money Market Fund, Class Y	2.0%
NVIT Short Term Bond Fund, Class Y	1.2%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Investor Destinations Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.	Inception[3]
Class II2	4.83%	5.56%	4.07%	—
Class P	4.96%	—	—	7.31%
Class VI4	4.70%	5.58%	4.09%	—

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	As of April 30, 2004, all existing shares were designated Class II shares.

[3]	Since inception date of April 30, 2012.

[4]

These returns were achieved prior to the creation of Class VI (April 30, 2004) shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the shortterm trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.79%
Class P	0.64%
Class VI	0.79%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Investor Destinations Conservative Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Conservative Fund versus performance of the Composite Index*, the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month US Treasury Bill (T-Bill) Index, the and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 20% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index and 45% Citigroup 3-Month US T-Bill Index.

9

Shareholder Expense Example	NVIT Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Conservative Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,035.40	2.92	0.57
	Hypothetical[b,c]		1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	[b]	1,000.00	1,035.60	2.15	0.42
	Hypothetical[b,c]		1,000.00	1,023.09	2.14	0.42
Class VI Shares	Actual	[b]	1,000.00	1,035.00	2.92	0.57
	Hypothetical[b,c]		1,000.00	1,022.33	2.91	0.57

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Investor Destinations Conservative Fund

Mutual Funds 78.6%

	Shares	Market Value

Equity Funds 21.1%
NVIT International Index Fund, Class Y (a)	4,154,552	$41,171,605
NVIT Mid Cap Index Fund, Class Y (a)	1,032,654	25,227,748
NVIT S&P 500 Index Fund, Class Y (a)	7,879,335	101,328,243

Total Equity Funds (cost $125,518,174)		167,727,596

Fixed Income Funds 55.5%
NVIT Bond Index Fund, Class Y (a)	30,766,404	318,432,280
NVIT Enhanced Income Fund, Class Y (a)	11,441,746	111,557,021
NVIT Short Term Bond Fund, Class Y (a)	950,978	9,937,720

Total Fixed Income Funds (cost $450,208,252)		439,927,021

Money Market Fund 2.0%
NVIT Money Market Fund, Class Y, 0.00%* (a)(b)	15,979,929	15,979,929

Total Money Market Fund (cost $15,979,929)		15,979,929

Total Mutual Funds (cost $591,706,355)		623,634,546

Fixed Contract 21.4%

	Principal Amount

Nationwide Fixed Contract, 3.50% (a)(c)(d)	$169,193,311	169,193,311

Total Fixed Contract (cost $169,193,311)		169,193,311

Total Investments (cost $760,899,666) (e) — 100.0%		792,827,857

Liabilities in excess of other assets — 0.0%†		(392,512)

NET ASSETS — 100.0%		$792,435,345

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	Fair valued security.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $760,899,666)	$792,827,857
Receivable for investments sold	212,841
Receivable for capital shares issued	21,675
Prepaid expenses	1,802

Total Assets	793,064,175

Liabilities:
Payable for capital shares redeemed	234,516
Accrued expenses and other payables:
Investment advisory fees	87,541
Fund administration fees	18,927
Distribution fees	168,349
Administrative servicing fees	98,077
Accounting and transfer agent fees	113
Trustee fees	874
Custodian fees	4,945
Compliance program costs (Note 3)	15
Professional fees	5,179
Printing fees	10,294

Total Liabilities	628,830

Net Assets	$792,435,345

Represented by:
Capital	$736,685,625
Accumulated undistributed net investment income	684,395
Accumulated net realized gains from affiliated investments	23,137,134
Net unrealized appreciation/(depreciation) from investments in affiliates	31,928,191

Net Assets	$792,435,345

Net Assets:
Class II Shares	$777,429,471
Class P Shares	1,241,950
Class VI Shares	13,763,924

Total	$792,435,345

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	73,717,141
Class P Shares	118,032
Class VI Shares	1,310,229

Total	75,145,402

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.55
Class P Shares	$10.52
Class VI Shares	$10.50

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT Investor Destinations Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$11,950,323
Interest income from affiliates	5,754,422

Total Income	17,704,745

EXPENSES:
Investment advisory fees	1,038,633
Fund administration fees	217,510
Distribution fees Class II Shares	1,956,409
Distribution fees Class P Shares	2,357
Distribution fees Class VI Shares	38,624
Administrative servicing fees Class II Shares	1,173,851
Administrative servicing fees Class VI Shares	23,175
Professional fees	39,456
Printing fees	17,618
Trustee fees	26,789
Custodian fees	30,264
Accounting and transfer agent fees	99
Compliance program costs (Note 3)	2,564
Other	17,587

Total expenses before earnings credit	4,584,936

Earnings credit (Note 6)	(37)

Net Expenses	4,584,899

NET INVESTMENT INCOME	13,119,846

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	1,563,215
Net realized gains from investment transactions with affiliates	22,527,696

Net realized gains from affiliated investments	24,090,911

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(202,412)

Net realized/unrealized gains from affiliated investments	23,888,499

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$37,008,345

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Investor Destinations Conservative Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$13,119,846	$13,883,117
Net realized gains from affiliated investments	24,090,911	12,588,816
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(202,412)	9,335,778

Change in net assets resulting from operations	37,008,345	35,807,711

Distributions to Shareholders From:
Net investment income:
Class II	(13,567,421)	(13,321,379)
Class P	(23,286)	(13,437)	(a)
Class VI	(234,319)	(286,599)
Net realized gains:
Class II	(11,796,797)	(9,733,624)
Class P	(16,323)	(6,574)	(a)
Class VI	(205,112)	(232,363)

Change in net assets from shareholder distributions	(25,843,258)	(23,593,976)

Change in net assets from capital transactions	(11,393,252)	135,995,549

Change in net assets	(228,165)	148,209,284

Net Assets:
Beginning of year	792,663,510	644,454,226

End of year	$792,435,345	$792,663,510

Accumulated undistributed net investment income at end of year	$684,395	$927,068

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$95,125,469	$174,792,967
Dividends reinvested	25,364,218	23,055,003
Cost of shares redeemed	(129,112,182)	(60,327,451)

Total Class II Shares	(8,622,495)	137,520,519

Class P Shares
Proceeds from shares issued	683,476	838,733	(a)
Dividends reinvested	39,609	20,011	(a)
Cost of shares redeemed	(258,457)	(84,708)	(a)

Total Class P Shares	464,628	774,036	(a)

Class VI Shares
Proceeds from shares issued	14,494,978	3,809,725
Dividends reinvested	439,431	518,962
Cost of shares redeemed	(18,169,794)	(6,627,693)

Total Class VI Shares	(3,235,385)	(2,299,006)

Change in net assets from capital transactions	$(11,393,252)	$135,995,549

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

14

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Conservative Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	8,972,361	16,737,299
Reinvested	2,407,612	2,207,025
Redeemed	(12,178,444)	(5,759,878)

Total Class II Shares	(798,471)	13,184,446

Class P Shares
Issued	64,574	80,296	(a)
Reinvested	3,766	1,920	(a)
Redeemed	(24,562)	(7,962)	(a)

Total Class P Shares	43,778	74,254	(a)

Class VI Shares
Issued	1,369,191	365,689
Reinvested	41,890	49,905
Redeemed	(1,720,263)	(639,996)

Total Class VI Shares	(309,182)	(224,402)

Total change in shares	(1,063,875)	13,034,298

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions						Ratios/Supplemental data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended Decem ber 31, 2013 (e)	$10.40	0.17	0.33	0.50	(0.19)	(0.16)	(0.35)	–	$10.55	4.83%	$777,429,471	0.57%	1.64%	0.57%	15.71%
Year Ended Decem ber 31, 2012 (e)	$10.20	0.20	0.32	0.52	(0.18)	(0.14)	(0.32)	–	$10.40	5.18%	$775,121,597	0.58%	1.95%	0.58%	12.44%
Year Ended Decem ber 31, 2011 (e)	$10.19	0.20	0.09	0.29	(0.25)	(0.03)	(0.28)	–	$10.20	2.93%	$625,729,851	0.58%	1.98%	0.58%	15.78%
Year Ended Decem ber 31, 2010 (e)	$9.87	0.21	0.36	0.57	(0.22)	(0.03)	(0.25)	–	$10.19	5.89%	$488,007,697	0.58%	2.10%	0.58%	11.91%
Year Ended Decem ber 31, 2009 (e)	$9.27	0.24	0.59	0.83	(0.18)	(0.05)	(0.23)	–	$9.87	9.08%	$389,117,123	0.57%	2.55%	0.57%	42.55%

Class P Shares
Year Ended Decem ber 31, 2013 (e)	$10.38	0.23	0.28	0.51	(0.21)	(0.16)	(0.37)	–	$10.52	4.96%	$1,241,950	0.42%	2.19%	0.42%	15.71%
Period Ended Decem ber 31, 2012 (e)(f)	$10.50	0.28	(0.05)	0.23	(0.21)	(0.14)	(0.35)	–	$10.38	2.24%	$771,093	0.42%	3.99%	0.42%	12.44%

Class VI Shares
Year Ended Decem ber 31, 2013 (e)	$10.36	0.16	0.32	0.48	(0.18)	(0.16)	(0.34)	–	$10.50	4.70%	$13,763,924	0.57%	1.48%	0.57%	15.71%
Year Ended Decem ber 31, 2012 (e)	$10.16	0.18	0.34	0.52	(0.18)	(0.14)	(0.32)	–	$10.36	5.16%	$16,770,820	0.58%	1.76%	0.58%	12.44%
Year Ended Decem ber 31, 2011 (e)	$10.15	0.20	0.09	0.29	(0.25)	(0.03)	(0.28)	–	$10.16	2.94%	$18,724,375	0.58%	1.94%	0.58%	15.78%
Year Ended Decem ber 31, 2010 (e)	$9.83	0.22	0.36	0.58	(0.23)	(0.03)	(0.26)	–	$10.15	5.93%	$17,466,628	0.58%	2.20%	0.58%	11.91%
Year Ended Decem ber 31, 2009 (e)	$9.22	0.25	0.59	0.84	(0.18)	(0.05)	(0.23)	–	$9.83	9.25%	$11,866,947	0.57%	2.64%	0.57%	42.55%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

17

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the year ended December 31, 2013, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$169,193,311	$169,193,311
Mutual Funds	623,634,546	—	—	623,634,546
Total	$623,634,546	$—	$169,193,311	$792,827,857

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/12	$—	$—
Interest Income from affiliates	5,754,422	5,754,422
Purchases	14,545,184	14,545,184
Sales	(17,196,128)	(17,196,128)
Transfers Into Level 3	166,089,833	166,089,833
Transfers Out of Level 3	—	—
Balance as of 12/31/13	$169,193,311	$169,193,311

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2013, there was one transfer from Level 2 to Level 3.

During the most recent evaluation of the inputs used to fair value the Nationwide Contract, management transferred the Nationwide Contract from the level 2 category to level 3. While management utilizes judgment in determining the level of observable and the transparency of the inputs, management believes that placing the investment in the level 3 category would be appropriate at this time due to the shifting of the significance of the unobservable inputs used at the reporting period.

18

Notes to Financial Statements (Continued)

December 31, 2013

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/13	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	$169,193,311	Discounted Cash Flow	Daily Transactions Interest Rate Redemption Feature Non Assignment Feature Termination Feature	daily 3.50% daily daily daily

*	The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security

19

Notes to Financial Statements (Continued)

December 31, 2013

trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

20

Notes to Financial Statements (Continued)

December 31, 2013

Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from affiliated investments
$—	$462,507	$(462,507)

Amount designated as “—“ is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

21

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $217,510 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $2,564.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2013, NFS earned $1,197,026 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are

22

Notes to Financial Statements (Continued)

December 31, 2013

in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $44,111 and $0, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT International Index Fund, Class Y	$41,858,429	$7,062,577	$14,873,977	$1,169,206	$4,245,113	$41,171,605
NVIT Mid Cap Index Fund, Class Y	24,772,354	4,145,667	10,114,214	291,381	3,346,271	25,227,748
NVIT S&P 500 Index Fund, Class Y	95,786,809	13,905,827	34,297,484	1,815,840	14,718,170	101,328,243
NVIT Bond Index Fund, Class Y	315,138,914	42,621,378	23,015,249	7,499,718	2,128,660	318,432,280
NVIT Enhanced Income Fund, Class Y	110,099,651	12,545,580	10,514,433	982,393	(246,860)	111,557,021
NVIT Short Term Bond Fund, Class Y	—	29,211,416	19,003,912	191,785	(100,443)	9,937,720
NVIT Money Market Fund, Class Y	39,309,386	917,185	24,246,642	—	—	15,979,929
Nationwide Contract	166,089,833	14,545,184	17,196,128	5,754,422	—	169,193,311

Amounts	designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings

23

Notes to Financial Statements (Continued)

December 31, 2013

under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $124,954,814 and sales of $153,262,039 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$13,825,026	$12,018,232	$25,843,258	$—	$25,843,258

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$13,621,415	$9,972,561	$23,593,976	$—	$23,593,976

Amount designated as “—” is zero or has been rounded to zero.

24

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$684,395	$23,851,574	$24,535,969	$—	$31,213,751	$55,749,720

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$761,614,106	$43,514,559	$(12,300,808)	$31,213,751

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class VI shares will be converted to Class II shares. Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Investor Destinations Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

26

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 14.53%.

The Fund designates $12,018,232, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $1,143,155 or $0.0152 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $39,730 or $0.0005 per outstanding share.

27

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

32

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

33

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

34

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

36

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2013

NVIT Investor Destinations Managed Growth & Income Fund

AR-ID-MGI 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov.

Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

©2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Investor Destinations Managed Growth & Income Fund

For the period from the Fund’s inception on April 30, 2013, through December 31, 2013, the NVIT Investor Destinations Managed Growth & Income Fund (Class II) returned 7.00% versus 7.74% for its composite benchmark, a blend of 50% S&P 500® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Citigroup 3-Month US Treasury Bill (T-Bill) Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Flexible Portfolio Funds (consisting of 39 funds as of December 31, 2013) was 7.56% for the same time period.

The Fund’s return for the eight-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 17%, the S&P MidCap 400® Index (mid-cap stocks) increased over 16%, and the Russell 2000® Index (small-cap stocks) gained more than 24%. During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of 11% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.89% during the reporting period. Interest rates on the bellwether
10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT S&P 500 Index Fund and the NVIT International Index Fund, combined with their relatively significant allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period, The Fund’s investments in the NVIT Bond Index Fund and the NVIT Short Term Bond Fund posted negative returns during the reporting period as most intermediate-term bonds and short-term bonds posted similar negative returns for the same period.

Each of the following manages a portion (“sleeve”) of the Fund’s assets:

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Manager:

Thomas R. Hickey Jr.

Subadviser:

BlackRock Investment Management, LLC (Volatility Overlay)

Portfolio Managers:

Zlatko Martinic and Laura Peres

The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund, through its Core Sleeve, is subject to the risks of its underlying funds. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income

5

Fund Commentary (con’t.)	NVIT Investor Destinations Managed Growth & Income Fund

securities and may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Investor Destinations Managed Growth & Income Fund

Objective

The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.

Highlights

•	During the reporting period, the Fund returned 7.00% (Class II shares), underperforming the benchmark by 0.74% and the Lipper peer group by 0.56%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 50% of its allocations and contributed 100% to the positive returns of the Fund during the reporting period.

•

In a market with relatively normal volatility, the Fund targets an equity allocation of 50%. Due to the relatively low level of market volatility during the reporting period, the Fund increased its equity exposure to its maximum level of 65% but averaged 57%.

Asset Allocation†

Equity Funds	49.2%
Fixed Income Funds	45.2%
Money Market Fund	4.7%
Other assets in excess of liabilities	0.9%
100.0%

Top Holdings††

NVIT Bond Index Fund, Class Y	25.5%
NVIT S&P 500 Index Fund, Class Y	24.9%
NVIT Short Term Bond Fund, Class Y	12.8%
NVIT International Index Fund, Class Y	12.8%
NVIT Mid Cap Index Fund, Class Y	7.9%
NVIT Enhanced Income Fund, Class Y	7.3%
Fidelity Institutional Money Market Fund — Institutional Class	4.8%
NVIT Small Cap Index Fund, Class Y	4.0%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Investor Destinations Managed Growth & Income Fund

Average Annual Total Return1

(For the period ended December 31, 2013)	Inception[2]
Class II	7.00%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2012.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	0.93%	0.81%

*	Current effective prospectus dated May 1, 2013, supplement dated November 7, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t)	NVIT Investor Destinations Managed Growth & Income Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth & Income Fund since inception through 12/31/13 versus performance of the Composite Index*, the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month US Treasury Bill (T-Bill) Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 50% S&P 500® Index, 30% Barclays U.S. Aggregate Bond Index and 20% Citigroup 3-Month US T-Bill Index.

9

Shareholder Expense Example	NVIT Investor Destinations Managed Growth & Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Managed Growth & Income Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,093.00	2.74	0.52
	Hypothetical[b,c]		1,000.00	1,022.58	2.65	0.52

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Investor Destinations Managed Growth & Income Fund

Mutual Funds 99.1%

	Shares	Market Value

Equity Funds 49.2%
NVIT International Index Fund, Class Y (a)	1,009,932	$10,008,430
NVIT Mid Cap Index Fund, Class Y (a)	254,606	6,220,013
NVIT S&P 500 Index Fund, Class Y (a)	1,518,161	19,523,555
NVIT Small Cap Index Fund, Class Y (a)	225,658	3,163,719

Total Equity Funds (cost $36,530,431)		38,915,717

Fixed Income Funds 45.2%
NVIT Bond Index Fund, Class Y (a)	1,932,449	20,000,845
NVIT Enhanced Income Fund, Class Y (a)	589,290	5,745,579
NVIT Short Term Bond Fund, Class Y (a)	963,536	10,068,948

Total Fixed Income Funds (cost $36,454,837)		35,815,372

Mutual Funds (continued)

	Shares	Market Value

Money Market Fund 4.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (b)	3,742,514	$3,742,514

Total Money Market Fund (cost $3,742,514)		3,742,514

Total Mutual Funds (cost $76,727,782)		78,473,603

Total Investments (cost $76,727,782) (c) — 99.1%		78,473,603

Other assets in excess of liabilities — 0.9%		685,523

NET ASSETS — 100.0%		$79,159,126

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
75	E-mini S&P 500	03/21/14	$6,904,125	$256,575
36	Mini MSCI EAFE	03/21/14	3,452,040	146,598
9	Russell 2000 Mini Future	03/21/14	1,045,260	53,166
17	S&P MID 400 E-Mini	03/21/14	2,276,980	90,385

			$13,678,405	$546,724

At December 31, 2013, the Fund has $661,400 segregated as collateral with the broker for open futures contracts.

11

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

December 31, 2013

NVIT Investor Destinations Managed Growth & Income Fund
Assets:
Investments in affiliates, at value (cost $72,985,268)	$74,731,089
Investments in non-affiliates, at value (cost $3,742,514)	3,742,514

Total Investments	78,473,603

Deposits with broker for futures contracts	661,400
Dividends receivable	228
Receivable for capital shares issued	250,101
Receivable for variation margin on futures contracts	43,938
Prepaid organization and offering costs	2,062

Total Assets	79,431,332

Liabilities:
Payable for investments purchased	237,552
Payable for capital shares redeemed	47
Accrued expenses and other payables:
Investment advisory fees	488
Fund administration fees	4,861
Distribution fees	15,310
Administrative servicing fees	5,520
Accounting and transfer agent fees	6
Trustee fees	11
Custodian fees	23
Compliance program costs (Note 3)	86
Professional fees	5,143
Printing fees	2,720
Other	439

Total Liabilities	272,206

Net Assets	$79,159,126

Represented by:
Capital	$76,872,887
Accumulated undistributed net investment income	1,392
Accumulated net realized losses from affiliated investments and futures transactions	(7,698)
Net unrealized appreciation/(depreciation) from investments in affiliates	1,745,821
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	546,724

Net Assets	$79,159,126

Net Assets
Class II Shares	$79,159,126

Total	$79,159,126

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	7,540,463

Total	7,540,463

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.50

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Period Ended December 31, 2013

NVIT Investor Destinations Managed Growth & Income Fund (a)
INVESTMENT INCOME:
Dividend income from affiliates	$1,258,628
Dividend income from non-affiliates	907
Interest income from affiliates	251

Total Income	1,259,786

EXPENSES:
Organization and offering costs	3,390
Investment advisory fees	34,754
Fund administration fees	21,774
Distribution fees Class II Shares	57,925
Administrative servicing fees Class II Shares	27,244
Professional fees	12,740
Printing fees	6,158
Trustee fees	815
Custodian fees	674
Accounting and transfer agent fees	1,533
Compliance program costs (Note 3)	184
Other	674

Total expenses before earnings credit and expenses reimbursed	167,865

Earnings credit (Note 5)	(328)
Expenses reimbursed by adviser (Note 3)	(47,311)

Net Expenses	120,226

NET INVESTMENT INCOME	1,139,560

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	109,931
Net realized gains from investment transactions with affiliates	1,174
Net realized gains from futures transactions (Note 2)	140,239

Net realized gains from affiliated investments and futures transactions	251,344

Net change in unrealized appreciation/(depreciation) from investments in affiliates	1,745,821
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	546,724

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	2,292,545

Net realized/unrealized gains from affiliated investments and futures transactions	2,543,889

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,683,449

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

13

Statement of Changes in Net Assets

NVIT Investor Destinations Managed Growth & Income Fund
Period ended December 31, 2013(a)
Operations:
Net investment income	$1,139,560
Net realized gains from affiliated investments and futures transactions	251,344
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	2,292,545

Change in net assets resulting from operations	3,683,449

Distributions to Shareholders From:
Net investment income:
Class II	(1,172,061)
Net realized gains:
Class II	(234,823)

Change in net assets from shareholder distributions	(1,406,884)

Change in net assets from capital transactions	76,882,561

Change in net assets	79,159,126

Accumulated undistributed net investment income	$1,392

Net Assets:
Beginning of period	–
End of period	$79,159,126

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$75,603,022
Dividends reinvested	1,406,884
Cost of shares redeemed	(127,345)

Total Class II Shares	76,882,561

Change in net assets from capital transactions	$76,882,561

SHARE TRANSACTIONS:
Class II Shares
Issued	7,418,016
Reinvested	135,018
Redeemed	(12,571)

Total Class II Shares	7,540,463

Total change in shares	7,540,463

Amount designated as “–” is zero or has been rounded to zero.

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth & Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class II Shares
Period Ended December 31, 2013 (d)(e)	$10.00	0.34	0.36	0.70	(0.17)	(0.03)	(0.20)	$10.50	7.00%	$79,159,126	0.52%	4.87%	0.72%	1.82%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

December 31, 2013

1.   Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Managed Growth & Income Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invested in an unregistered fixed interest contract (“Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2013.

2.   Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

16

Notes to Financial Statements (Continued)

December 31, 2013

The investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value the investment is not intended to indicate the risk associated with investing in the investment.

Shares of the affiliated and unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund invested in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and paid the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the year ended December 31, 2013, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund received no more or less than the guaranteed principal amount. The Fund could redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

At December 31, 2013, the Fund had no investment in the Nationwide Contract.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$—	$—
Mutual Funds	78,473,603	—	—	78,473,603
Total	$78,473,603	$—	$—	$78,473,603

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 04/30/13	$—	$—
Interest Income from affiliates	251	251
Purchases	522,500	522,500
Sales	(522,751)	(522,751)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/13	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

17

Notes to Financial Statements (Continued)

December 31, 2013

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

18

Notes to Financial Statements (Continued)

December 31, 2013

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$546,724
Total		$546,724

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$140,239
Total	$140,239

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Period Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$546,724
Total	$546,724

19

Notes to Financial Statements (Continued)

December 31, 2013

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the period ended December 31, 2013.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds, distribution redesignation, and non-deductible 12b-1 fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated distributions in excess of net investment income	Accumulated net realized losses from affiliated investments and futures transactions
$(9,674)	$33,893	$(24,219)

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S.

20

Notes to Financial Statements (Continued)

December 31, 2013

Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.15% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless:

21

Notes to Financial Statements (Continued)

December 31, 2013

(i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2013 Amount	Total
$47,311	$47,311

During the period ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended December 31, 2013, NFM earned $21,774 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended December 31, 2013, the Fund’s portion of such costs amounted to $184.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II.

22

Notes to Financial Statements (Continued)

December 31, 2013

For the period ended December 31, 2013, NFS earned $27,244 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the period from May 1, 2013 (commencement of operations) through December 31, 2013 were as follows:

Affiliated Issuer	Market Value at April 30, 2013	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT International Index Fund, Class Y	$—	$9,565,399	$12,237	$242,816	$13	$10,008,430
NVIT Mid Cap Index Fund, Class Y	—	5,874,135	8,844	62,906	75,786	6,220,013
NVIT S&P 500 Index Fund, Class Y	—	18,240,576	31,027	316,022	1,297	19,523,555
NVIT Small Cap Index Fund, Class Y	—	2,905,429	5,064	37,500	340	3,163,719
NVIT Bond Index Fund, Class Y	—	20,539,674	22,294	424,656	29,706	20,000,845
NVIT Enhanced Income Fund, Class Y	—	5,782,507	6,488	45,332	(7)	5,745,579
NVIT Short Term Bond Fund, Class Y	—	10,173,683	11,354	129,396	3,970	10,068,948
Nationwide Contract	—	522,500	522,751	251	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the period ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

23

Notes to Financial Statements (Continued)

December 31, 2013

6.  Investment Transactions

For the period ended December 31, 2013, the Fund had purchases of $73,603,903 and sales of $620,059 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal period ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,232,889	$173,995	$1,406,884	$—	$1,406,884

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$217,414	$323,894	$541,308	$—	$1,744,931	$2,286,239

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

24

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$76,728,672	$2,392,431	$(647,500)	$1,744,931

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Managed Growth & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Managed Growth & Income Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the period May 1,2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

26

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 26.04%.

The Fund designates $173,995, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $237,406 or $0.0315 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $8,247 or $0.0011 per outstanding share.

27

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

32

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, ?oating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

33

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

34

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low-or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

36

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2013

NVIT Investor Destinations Managed

Growth Fund

AR-ID-MGR 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Investor Destinations Managed Growth Fund

For the period from the Fund’s inception on April 30, 2013, through December 31, 2013, the NVIT Investor Destinations Managed Growth Fund (Class II) returned 7.78% versus 9.67% for its composite benchmark, a blend of 60% S&P 500® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Citigroup 3-Month US Treasury Bill (T-Bill) Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Global Growth Funds (consisting of 56 funds as of December 31, 2013) was 14.65% for the same time period.

The Fund’s return for the eight-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500® Index (representing large-cap stocks) rose over 17%, the S&P MidCap 400® Index (mid-cap stocks) increased over 16%, and the Russell 2000® Index (small-cap stocks) gained more than 24%. During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of 11% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.89% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT S&P 500 Index Fund and the NVIT International Index Fund, combined with their relatively significant allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period The Fund’s investments in the NVIT Bond Index Fund and the NVIT Short Term Bond Fund posted negative returns during the reporting period as most intermediate-term bonds and short-term bonds posted similar negative returns for the same period.

Each of the following manages a portion (“sleeve”) of the Fund’s assets:

Adviser:

Nationwide Fund Advisors (Core Sleeve)

Portfolio Manager:

Thomas R. Hickey Jr.

Subadviser:

BlackRock Investment Management, LLC (Volatility Overlay)

Portfolio Managers:

Zlatko Martinic and Laura Peres

The Fund is designed to provide traditional long-term asset allocation, primarily by investing in underlying funds (Core Sleeve), blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility (Volatility Overlay). Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

The Fund, through its Core Sleeve, is subject to the risks of its underlying funds. Through its Volatility Overlay, the Fund is subject to the risks of investing in fixed-income securities and may invest in more-aggressive investments such as derivatives (which create investment leverage and

5

Fund Commentary (con’t.)	NVIT Investor Destinations Managed Growth Fund

are highly volatile). The Volatility Overlay may not be successful and may result in losses greater than if the Fund did not implement the Volatility Overlay. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Investor Destinations Managed Growth Fund

Objective

Consistent with preservation of capital, the Fund seeks growth primarily and investment income secondarily.

Highlights

•	During the reporting period, the Fund returned 7.78% Class II shares, underperforming the benchmark by 1.89% and the Lipper peer group by 6.87%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 60% of its allocations and contributed 100% to the positive returns of the Fund during the reporting period.

•

In a market with relatively normal volatility, the Fund targets an equity allocation of 60%. Due to the relatively low level of market volatility during the reporting period, the Fund increased its equity exposure to its maximum level of 80% but averaged 67%.

Asset Allocation†

Equity Funds	58.3%
Fixed Income Funds	36.1%
Money Market Fund	4.5%
Other assets in excess of liabilities	1.1%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund, Class Y	28.6%
NVIT Bond Index Fund, Class Y	21.8%
NVIT International Index Fund, Class Y	15.5%
NVIT Short Term Bond Fund, Class Y	10.1%
NVIT Mid Cap Index Fund, Class Y	9.8%
NVIT Small Cap Index Fund, Class Y	5.0%
Fidelity Institutional Money Market Fund —Institutional Class	4.6%
NVIT Enhanced Income Fund, Class Y	4.6%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Investor Destinations Managed Growth Fund

Average Annual Total Return1

(For the period ended December 31, 2013)

Inception[2]
Class II	7.78%

[1]	The return reported above does not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2013.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	0.92%	0.81%

*	Current effective prospectus dated May 1, 2013, supplement dated November 7, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Investor Destinations Managed Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Managed Growth Fund since inception through 12/31/13 versus performance of the Composite Index*, the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month US Treasury Bill (T-Bill) Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 60% S&P 500® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Citigroup 3-Month US T-Bill Index.

9

Shareholder Expense Example	NVIT Investor Destinations Managed Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Managed Growth Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,102.10	2.81	0.53
	Hypothetical	[b,c]	1,000.00	1,022.53	2.70	0.53

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Investor Destinations Managed Growth Fund

Mutual Funds 98.9%

	Shares	Market Value

Equity Funds 58.3%
NVIT International Index Fund, Class Y (a)	2,105,937	$20,869,832
NVIT Mid Cap Index Fund, Class Y (a)	538,869	13,164,576
NVIT S&P 500 Index Fund, Class Y (a)	2,983,778	38,371,381
NVIT Small Cap Index Fund, Class Y (a)	476,429	6,679,540

Total Equity Funds (cost $74,814,207)		79,085,329

Fixed Income Funds 36.1%
NVIT Bond Index Fund, Class Y (a)	2,831,353	29,304,503
NVIT Enhanced Income Fund, Class Y (a)	629,061	6,133,347
NVIT Short Term Bond Fund, Class Y (a)	1,292,848	13,510,260

Total Fixed Income Funds (cost $49,809,526)		48,948,110

Money Market Fund 4.5%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (b)	6,154,036	6,154,036

Total Money Market Fund (cost $6,154,036)		6,154,036

Total Mutual Funds (cost $130,777,769)		134,187,475

Total Investments (cost $130,777,769) (c) — 98.9%		134,187,475
Other assets in excess of liabilities — 1.1%		1,438,918

NET ASSETS — 100.0%		$135,626,393

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
162	E-mini S&P 500	03/21/14	$14,912,910	$554,330
82	Mini MSCI EAFE	03/21/14	7,862,980	338,128
24	Russell 2000 Mini Future	03/21/14	2,787,360	125,347
36	S&P MID 400 E-Mini	03/21/14	4,821,840	182,695

			$30,385,090	$1,200,500

At December 31, 2013, the Fund has $1,380,200 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT Investor Destinations Managed Growth Fund
Assets:
Investments in affiliates, at value (cost $124,623,733)	$128,033,439
Investments in non-affiliates, at value (cost $6,154,036)	6,154,036

Total Investments	134,187,475

Deposits with broker for futures contracts	1,380,200
Dividends receivable	346
Receivable for capital shares issued	222,069
Receivable for variation margin on futures contracts	97,989
Prepaid organization and offering costs	2,109

Total Assets	135,890,188

Liabilities:
Payable for investments purchased	210,759
Payable for capital shares redeemed	217
Accrued expenses and other payables:
Investment advisory fees	5,529
Fund administration fees	5,740
Distribution fees	25,210
Administrative servicing fees	8,031
Accounting and transfer agent fees	7
Trustee fees	1
Custodian fees	38
Compliance program costs (Note 3)	137
Professional fees	5,192
Printing fees	2,518
Other	416

Total Liabilities	263,795

Net Assets	$135,626,393

Represented by:
Capital	$131,025,001
Accumulated net realized losses from affiliated investments and futures transactions	(8,814)
Net unrealized appreciation/(depreciation) from investments in affiliates	3,409,706
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,200,500

Net Assets	$135,626,393

12

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Investor Destinations Managed Growth Fund
Net Assets:
Class II Shares	$135,626,393

Total	$135,626,393

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	12,798,065

Total	12,798,065

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.60

The accompanying notes are an integral part of these financial statements.

13

Statement of Operations

For the Period Ended December 31, 2013

NVIT Investor Destinations Managed Growth Fund (a)
INVESTMENT INCOME:
Dividend income from affiliates	$2,097,536
Dividend income from non-affiliates	1,199
Interest income from affiliates	182

Total Income	2,098,917

EXPENSES:
Organization and offering costs	3,462
Investment advisory fees	51,370
Fund administration fees	24,186
Distribution fees Class II Shares	85,617
Administrative servicing fees Class II Shares	40,830
Professional fees	12,985
Printing fees	7,222
Trustee fees	1,158
Custodian fees	816
Accounting and transfer agent fees	1,533
Compliance program costs (Note 3)	283
Other	675

Total expenses before earnings credit and expenses reimbursed	230,137

Earnings credit (Note 5)	(299)
Expenses reimbursed by adviser (Note 3)	(48,026)

Net Expenses	181,812

NET INVESTMENT INCOME	1,917,105

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	172,157
Net realized gains from investment transactions with affiliates	203
Net realized losses from futures transactions (Note 2)	(2,594)

Net realized gains from affiliated investments and futures transactions	169,766

Net change in unrealized appreciation/(depreciation) from investments in affiliates	3,409,706
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,200,500

Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	4,610,206

Net realized/unrealized gains from affiliated investments and futures transactions	4,779,972

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,697,077

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

14

Statement of Changes in Net Assets

NVIT Investor Destinations Managed Growth Fund
Period ended December 31, 2013 (a)
Operations:
Net investment income	$1,917,105
Net realized gains from affiliated investments and futures transactions	169,766
Net change in unrealized appreciation/(depreciation) from investments in affiliates and futures contracts	4,610,206

Change in net assets resulting from operations	6,697,077

Distributions to Shareholders From:
Net investment income:
Class II	(1,961,356)
Net realized gains:
Class II	(145,445)

Change in net assets from shareholder distributions	(2,106,801)

Change in net assets from capital transactions	131,036,117

Change in net assets	135,626,393

Net Assets:
Beginning of period	–

End of period	$135,626,393

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$129,016,227
Dividends reinvested	2,106,801
Cost of shares redeemed	(86,911)

Total Class II Shares	131,036,117

Change in net assets from capital transactions	$131,036,117

SHARE TRANSACTIONS:
Class II Shares
Issued	12,605,944
Reinvested	200,648
Redeemed	(8,527)

Total Class II Shares	12,798,065

Total change in shares	12,798,065

Amount designated as “– “ is zero or has been rounded to zero.

(a)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Managed Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover
Class II Shares
Period Ended December 31, 2013 (d)(e)	$10.00	0.38	0.39	0.77	(0.16)	(0.01)	(0.17)	$10.60	7.78%	$135,626,393	0.53%	5.54%	0.67%	0.77%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of April 30, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Managed Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invested in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

The Fund commenced operations on May 1, 2013.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

17

Notes to Financial Statements (Continued)

December 31, 2013

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of the affiliated and unaffiliated registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund invested in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and paid the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the year ended December 31, 2013, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund received no more or less than the guaranteed principal amount. The Fund could redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

At December 31, 2013, the Fund had no investment in the Nationwide Contract.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$—	$—
Mutual Funds	134,187,475	—	—	134,187,475
Total	$134,187,475	$—	$—	$134,187,475

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 04/30/13	$—	$—
Interest Income from affiliates	182	182
Purchases	380,000	380,000
Sales	(380,182)	(380,182)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/13	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

18

Notes to Financial Statements (Continued)

December 31, 2013

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

(b)	Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its investment objectives in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

19

Notes to Financial Statements (Continued)

December 31, 2013

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$1,200,500
Total		$1,200,500

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$(2,594)
Total	$(2,594)

20

Notes to Financial Statements (Continued)

December 31, 2013

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Period Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$1,200,500
Total	$1,200,500

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the period ended December 31, 2013.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds, distribution redesignation, and non-deductible 12b-1 fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of

21

Notes to Financial Statements (Continued)

December 31, 2013

current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated distributions in excess of net investment income	Accumulated net realized losses from affiliated investments and futures transactions
$(11,116)	$44,251	$(33,135)

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in the monitoring, on an ongoing basis, the performance of the Subadviser.

22

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the period ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.15%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.16% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund, are:

Period Ended 2013 Amount	Total
$48,026	$48,026

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the period ended December 31, 2013, NFM earned $24,186 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject

23

Notes to Financial Statements (Continued)

December 31, 2013

to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended December 31, 2013, the Fund’s portion of such costs amounted to $283.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the period ended December 31, 2013, NFS earned $40,830 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Investment in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the period ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at April 30, 2013	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT International Index Fund, Class Y	$—	$20,061,875	$1,887	$482,158	$15	$20,869,832
NVIT Mid Cap Market Index Fund, Class Y	—	12,494,496	2,757	127,520	131,144	13,164,576
NVIT S&P 500 Index Fund, Class Y	—	36,082,718	11,922	598,725	138	38,371,381
NVIT Small Cap Index Fund, Class Y	—	6,193,659	2,181	75,729	26	6,679,540
NVIT Bond Index Fund, Class Y	—	30,010,596	70	599,349	36,538	29,304,503
NVIT Enhanced Income Fund, Class Y	—	6,165,458	55	46,554	—	6,133,347
NVIT Short-Term Bond Fund, Class Y	—	13,633,723	122	167,501	4,499	13,510,260
Nationwide Contract	—	380,000	380,182	182	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes,

24

Notes to Financial Statements (Continued)

December 31, 2013

including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the period ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the period ended December 31, 2013, the Fund had purchases of $125,022,525 and sales of $399,176 (excluding short-term securities).

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated Underlying Fund’s annual report to shareholders.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Federal Tax Information

The tax character of distributions paid during the period ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$1,963,740	$143,061	$2,106,801	$—	$2,106,801

Amount designated as “—” is zero or has been rounded to zero.

25

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$476,772	$714,917	$1,191,689	$—	$3,409,703	$4,601,392

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$130,777,772	$4,287,422	$(877,719)	$3,409,703

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Investor Destinations Managed Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Managed Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the period May 1,2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent, provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

27

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 29.59%.

The Fund designates $143,061, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $471,415 or $0.0368 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $16,374 or $0.0013 per outstanding share.

28

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None

30

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

31

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

33

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

34

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

35

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

36

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

37

Glossary (con’t)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

38

Annual Report

December 31, 2013

NVIT Investor Destinations Moderate Fund

AR-ID-MOD 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Investor Destinations Moderate Fund

For the annual period ended December 31, 2013, the NVIT Investor Destinations Moderate Fund (Class II) returned 16.63% versus 18.09% for its composite benchmark, a blend of 60% S&P 500® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Citigroup 3-Month US Treasury Bill (T-Bill) Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 232 funds as of December 31, 2013) was 14.14% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether

10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT S&P 500 Index Fund and the NVIT International Index Fund, combined with their relatively significant allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

Only the Fund’s investment in the NVIT Bond Index Fund, which also had a relatively significant allocation within the Fund, posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

5

Fund Commentary (con’t.)	NVIT Investor Destinations Moderate Fund

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT S&P 500 Index Fund Class Y	29%
NVIT Bond Index Fund Class Y	24%
NVIT International Index Fund Class Y	16%
NVIT Mid Cap Index Fund Class Y	10%
NVIT Short Term Bond Fund Class Y	8%
Nationwide Contract	8%
NVIT Small Cap Index Fund Class Y	5%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT Investor Destinations Moderate Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT Investor Destinations Moderate Fund

Objective

The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

Highlights

•	The NVIT Investor Destinations Moderate Fund (Class II) returned 16.63%, underperforming the composite benchmark by 1.46% and outperforming the Lipper peer group by 2.49%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 60% of its allocations and contributed nearly 99% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Equity Funds	63.4%
Fixed Income Funds	28.9%
Fixed Contract	7.7%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

NVIT S&P 500 Index Fund, Class Y	30.6%
NVIT Bond Index Fund, Class Y	22.7%
NVIT International Index Fund, Class Y	16.5%
NVIT Mid Cap Index Fund, Class Y	10.7%
Nationwide Contract	7.7%
NVIT Small Cap Index Fund, Class Y	5.6%
NVIT Enhanced Income Fund, Class Y	4.6%
NVIT Short Term Bond Fund, Class Y	1.6%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Investor Destinations Moderate Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.	Inception[2]
Class II3	16.63%	11.29%	5.93%	—
Class P	16.78%	—	—	21.12%
Class VI4	16.56%	11.31%	5.95%	—

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2012.

[3]	As of April 30, 2004, all existing shares were designated Class II shares.

[4]

These returns were achieved prior to the creation of Class VI shares (April 30, 2004) and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the shortterm trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.80%
Class P	0.65%
Class VI	0.80%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Investor Destinations Moderate Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderate Fund versus performance of the Composite Index*, the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month US Treasury Bill (T-Bill) Index, and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 60% S&P 500® Index, 25% Barclays U.S. Aggregate Bond Index and 15% Citigroup 3-Month US T-Bill Index.

9

Shareholder Expense Example	NVIT Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderate Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,100.80	3.02	0.57
	Hypothetical	[b,c]	1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	[b]	1,000.00	1,102.10	2.23	0.42
	Hypothetical	[b,c]	1,000.00	1,023.09	2.14	0.42
Class VI Shares	Actual	[b]	1,000.00	1,100.80	3.02	0.57
	Hypothetical	[b,c]	1,000.00	1,022.33	2.91	0.57

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Investor Destinations Moderate Fund

Mutual Funds 92.3%

	Shares	Market Value

Equity Funds 63.4%
NVIT International Index Fund, Class Y (a)	55,051,278	$545,558,161
NVIT Mid Cap Index Fund, Class Y (a)	14,466,215	353,409,633
NVIT S&P 500 Index Fund, Class Y (a)	78,411,465	1,008,371,437
NVIT Small Cap Index Fund, Class Y (a)	13,057,570	183,067,136

Total Equity Funds (cost $1,358,382,411)		2,090,406,367

Fixed Income Funds 28.9%
NVIT Bond Index Fund, Class Y (a)	72,215,099	747,426,279
NVIT Enhanced Income Fund, Class Y (a)	15,660,621	152,691,057
NVIT Short Term Bond Fund, Class Y (a)	5,124,524	53,551,280

Total Fixed Income Funds (cost $959,412,201)		953,668,616

Total Mutual Funds (cost $2,317,794,612)		3,044,074,983

Fixed Contract 7.7%

	Principal Amount

Nationwide Fixed Contract, 3.50% (a)(b)(c)	$253,368,657	253,368,657

Total Fixed Contract (cost $253,368,657)		253,368,657

Total Investments (cost $2,571,163,269) (d) — 100.0%		3,297,443,640

Liabilities in excess of other assets — 0.0%†		(1,591,928)

NET ASSETS — 100.0%		$3,295,851,712

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Fair valued security.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $2,571,163,269)	$3,297,443,640
Cash	16,561
Receivable for capital shares issued	2,461,628
Prepaid expenses	6,756

Total Assets	3,299,928,585

Liabilities:
Payable for investments purchased	2,327,272
Payable for capital shares redeemed	134,357
Accrued expenses and other payables:
Investment advisory fees	359,233
Fund administration fees	65,541
Distribution fees	690,840
Administrative servicing fees	435,917
Accounting and transfer agent fees	1,475
Trustee fees	5,631
Custodian fees	19,848
Compliance program costs (Note 3)	96
Professional fees	15,690
Printing fees	19,046
Other	1,927

Total Liabilities	4,076,873

Net Assets	$3,295,851,712

Represented by:
Capital	$2,628,572,733
Accumulated undistributed net investment income	2,159,130
Accumulated net realized losses from affiliated investments	(61,160,522)
Net unrealized appreciation/(depreciation) from investments in affiliates	726,280,371

Net Assets	$3,295,851,712

Net Assets:
Class II Shares	$3,266,811,014
Class P Shares	9,073,225
Class VI Shares	19,967,473

Total	$3,295,851,712

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	252,781,742
Class P Shares	703,753
Class VI Shares	1,552,205

Total	255,037,700

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.92
Class P Shares	$12.89
Class VI Shares	$12.86

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$60,016,067
Interest income from affiliates	8,374,910

Total Income	68,390,977

EXPENSES:
Investment advisory fees	4,070,295
Fund administration fees	723,746
Distribution fees Class II Shares	7,756,740
Distribution fees Class P Shares	17,933
Distribution fees Class VI Shares	52,899
Administrative servicing fees Class II Shares	4,654,066
Administrative servicing fees Class VI Shares	31,740
Professional fees	117,521
Printing fees	40,924
Trustee fees	104,292
Custodian fees	117,357
Compliance program costs (Note 3)	10,404
Other	55,952

Total expenses before earnings credit	17,753,869

Earnings credit (Note 6)	(34)

Net Expenses	17,753,835

NET INVESTMENT INCOME	50,637,142

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	10,548,671
Net realized gains from investment transactions with affiliates	13,060,131
Net realized gains from investment transactions with non-affiliates	23,491

Net realized gains from affiliated and non-affiliated investments	23,632,293

Net change in unrealized appreciation/(depreciation) from investments in affiliates	405,102,294

Net realized/unrealized gains from affiliated and non-affiliated investments	428,734,587

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$479,371,729

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderate Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$50,637,142	$48,492,954
Net realized gains from affiliated and non-affiliated investments	23,632,293	578,856
Net change in unrealized appreciation/(depreciation) from investments in affiliates	405,102,294	254,018,797

Change in net assets resulting from operations	479,371,729	303,090,607

Distributions to Shareholders From:
Net investment income:
Class II	(52,430,418)	(47,635,443)
Class P	(158,981)	(98,813)	(a	)
Class VI	(309,882)	(382,367)

Change in net assets from shareholder distributions	(52,899,281)	(48,116,623)

Change in net assets from capital transactions	(60,380,767)	(200,037,320)

Change in net assets	366,091,681	54,936,664

Net Assets:
Beginning of year	2,929,760,031	2,874,823,367

End of year	$3,295,851,712	$2,929,760,031

Accumulated undistributed net investment income at end of year	$2,159,130	$2,585,264

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$109,587,271	$46,374,605
Dividends reinvested	52,430,418	47,635,443
Cost of shares redeemed	(218,744,475)	(296,601,255)

Total Class II Shares	(56,726,786)	(202,591,207)

Class P Shares
Proceeds from shares issued	3,130,705	5,149,975	(a	)
Dividends reinvested	158,981	98,813	(a	)
Cost of shares redeemed	(570,154)	(28,349)	(a	)

Total Class P Shares	2,719,532	5,220,439	(a	)

Class VI Shares
Proceeds from shares issued	3,917,506	3,671,740
Dividends reinvested	309,882	382,367
Cost of shares redeemed	(10,600,901)	(6,720,659)

Total Class VI Shares	(6,373,513)	(2,666,552)

Change in net assets from capital transactions	$(60,380,767)	$(200,037,320)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

14

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderate Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	9,044,494	4,274,953
Reinvested	4,091,662	4,219,260
Redeemed	(17,872,640)	(26,870,059)

Total Class II Shares	(4,736,484)	(18,375,846)

Class P Shares
Issued	256,516	475,221	(a)
Reinvested	12,442	8,768	(a)
Redeemed	(46,651)	(2,543)	(a)

Total Class P Shares	222,307	481,446	(a)

Class VI Shares
Issued	322,847	343,125
Reinvested	24,297	34,048
Redeemed	(896,180)	(615,922)

Total Class VI Shares	(549,036)	(238,749)

Total change in shares	(5,063,213)	(18,133,149)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class II Shares
Year Ended December 31, 2013 (d)	$11.26	0.20	1.67	1.87	(0.21)	–	(0.21)	–	$12.92	16.63%	$3,266,811,014	0.57%	1.62%	0.57%	9.30%
Year Ended December 31, 2012 (d)	$10.33	0.18	0.94	1.12	(0.19)	–	(0.19)	–	$11.26	10.81%	$2,900,799,660	0.57%	1.64%	0.57%	7.97%
Year Ended December 31, 2011 (d)	$10.56	0.18	(0.18)	–	(0.23)	–	(0.23)	–	$10.33	(0.04)%	$2,850,771,347	0.57%	1.68%	0.57%	14.32%
Year Ended December 31, 2010 (d)	$9.71	0.17	0.87	1.04	(0.19)	–	(0.19)	–	$10.56	10.91%	$3,023,335,082	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009 (d)	$8.46	0.20	1.39	1.59	(0.14)	(0.20)	(0.34)	–	$9.71	19.14%	$2,753,893,536	0.56%	2.26%	0.56%	22.60%	(e)

Class P Shares
Year Ended December 31, 2013 (d)	$11.24	0.25	1.63	1.88	(0.23)	–	(0.23)	–	$12.89	16.78%	$9,073,225	0.42%	2.08%	0.42%	9.30%
Period Ended December 31, 2012 (d)(f)	$11.05	0.30	0.11	0.41	(0.22)	–	(0.22)	–	$11.24	3.71%	$5,412,295	0.42%	4.00%	0.42%	7.97%

Class VI Shares
Year Ended December 31, 2013 (d)	$11.21	0.17	1.68	1.85	(0.20)	–	(0.20)	–	$12.86	16.56%	$19,967,473	0.57%	1.39%	0.57%	9.30%
Year Ended December 31, 2012 (d)	$10.28	0.17	0.95	1.12	(0.19)	–	(0.19)	–	$11.21	10.84%	$23,548,076	0.57%	1.54%	0.57%	7.97%
Year Ended December 31, 2011 (d)	$10.50	0.17	(0.16)	0.01	(0.23)	–	(0.23)	–	$10.28	(0.04)%	$24,052,020	0.57%	1.66%	0.57%	14.32%
Year Ended December 31, 2010 (d)	$9.67	0.17	0.85	1.02	(0.19)	–	(0.19)	–	$10.50	10.86%	$23,677,715	0.57%	1.75%	0.57%	7.21%
Year Ended December 31, 2009 (d)	$8.41	0.20	1.40	1.60	(0.14)	(0.20)	(0.34)	–	$9.67	19.37%	$20,742,579	0.56%	2.26%	0.56%	22.60%	(e)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	Excludes merger activity.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

17

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the year ended December 31, 2013, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$253,368,657	$253,368,657
Mutual Funds	3,044,074,983	—	—	3,044,074,983
Total	$3,044,074,983	$—	$253,368,657	$3,297,443,640

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/12	$—	$—
Interest Income from affiliates	8,374,910	8,374,910
Purchases	18,060,561	18,060,561
Sales	(3,644,697)	(3,644,697)
Transfers Into Level 3	230,577,883	230,577,883
Transfers Out of Level 3	—	—
Balance as of 12/31/13	$253,368,657	$253,368,657

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2013, there was one transfer from Level 2 to Level 3.

During the most recent evaluation of the inputs used to fair value the Nationwide Contract, management transferred the Nationwide Contract from the level 2 category to level 3. While management utilizes judgment in determining the level of observable and the transparency of the inputs, management believes that placing the investment in the level 3 category would be appropriate at this time due to the shifting of the significance of the unobservable inputs used at the reporting period.

18

Notes to Financial Statements (Continued)

December 31, 2013

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/13	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	$253,368,657	Discounted Cash Flow	Daily Transactions Interest Rate Redemption Feature Non Assignment Feature Termination Feature	daily 3.50% daily daily daily

*	The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security

19

Notes to Financial Statements (Continued)

December 31, 2013

trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from affiliated investments
$—	$1,836,005	$(1,836,005)

20

Notes to Financial Statements (Continued)

December 31, 2013

Amount designated as “—” is zero or has been rounded to zero.

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

21

Notes to Financial Statements (Continued)

December 31, 2013

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $723,746 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $10,404.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2013, NFS earned $4,685,806 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the

22

Notes to Financial Statements (Continued)

December 31, 2013

contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $3,848 and $333, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT International Index Fund, Class Y	$488,259,179	$26,018,501	$55,243,472	$15,534,863	$(4,512,173)	$545,558,161
NVIT Mid Cap Index Fund, Class Y	301,031,407	13,067,636	41,544,150	4,078,422	12,055,413	353,409,633
NVIT S&P 500 Index Fund, Class Y	842,906,448	20,302,654	94,265,924	18,127,217	10,055,988	1,008,371,437
NVIT Small Cap Index Fund, Class Y	150,182,931	2,863,590	21,230,461	2,488,514	3,547,170	183,067,136
NVIT Bond Index Fund, Class Y	689,054,045	107,297,484	10,934,091	17,602,987	3,073,487	747,426,279
NVIT Enhanced Income Fund, Class Y	171,925,795	1,797,532	20,275,949	1,347,442	(426,502)	152,691,057
NVIT Short Term Bond Fund, Class Y	—	101,177,159	46,477,757	836,622	(184,581)	53,551,280
NVIT Money Market Fund, Class Y	57,290,922	150,030	57,440,952	—	—	—
Nationwide Contract	230,577,883	18,060,561	3,644,697	8,374,910	—	253,368,657

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

23

Notes to Financial Statements (Continued)

December 31, 2013

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $290,735,147 and sales of $351,057,453 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$52,899,281	$—	$52,899,281	$—	$52,899,281

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$48,116,623	$—	$48,116,623	$—	$48,116,623

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$2,159,130	$—	$2,159,130	$(26,921,992)	$692,041,841	$667,278,979

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

24

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,605,401,799	$709,593,082	$(17,551,241)	$692,041,841

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$17,481,823	2017
9,440,169	2018

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $22,566,688 to offset capital gains.

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class VI shares will be converted to Class II shares. Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Moderate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

26

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 42.63%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $15,186,007 or $0.0595 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $527,785 or $0.0021 per outstanding share.

27

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

32

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

33

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

34

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

36

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2013

NVIT Investor Destinations Moderately Aggressive Fund

AR-ID-MAG 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Investor Destinations Moderately Aggressive Fund

For the annual period ended December 31, 2013, the NVIT Investor Destinations Moderately Aggressive Fund (Class II) returned 22.38% versus 25.03% for its composite benchmark, a blend of 80% S&P 500® Index, 15% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-Month US Treasury Bill (T-Bill) Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Growth Funds (consisting of 290 funds as of December 31, 2013) was 19.15% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether

10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT S&P 500 Index Fund and the NVIT International Index Fund, combined with their relatively significant allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

Only the Fund’s investment in the NVIT Bond Index Fund, which also had a relatively significant allocation within the Fund, posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

5

Fund Commentary (con’t.)	NVIT Investor Destinations Moderately Aggressive Fund

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT S&P 500 Index Fund Class Y	35%
NVIT International Index Fund Class Y	25%
NVIT Bond Index Fund Class Y	15%
NVIT Mid Cap Index Fund Class Y	12%
NVIT Small Cap Index Fund Class Y	8%
Nationwide Contract	3%
NVIT Short Term Bond Fund Class Y	2%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT Investor Destinations Moderately Aggressive Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT Investor Destinations Moderately Aggressive Fund

Objective

The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Highlights

•	The NVIT Investor Destinations Moderately Aggressive Fund (Class II) returned 22.38%, underperforming the composite benchmark by 2.65% and outperforming the Lipper peer group by 3.23%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 80% of its allocations and contributed nearly 100% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Equity Funds	80.7%
Fixed Income Funds	16.5%
Fixed Contract	2.9%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

NVIT S&P 500 Index Fund Class Y	35.2%
NVIT International Index Fund Class Y	25.2%
NVIT Bond Index Fund Class Y	14.5%
NVIT Mid Cap Index Fund Class Y	12.2%
NVIT Small Cap Index Fund Class Y	8.1%
Nationwide Contract	2.9%
NVIT Short Term Bond Fund Class Y	1.9%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Investor Destinations Moderately Aggressive Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.	Inception[2]
Class II3	22.38%	13.85%	6.71%	—
Class P	22.56%	—	—	6.35%
Class VI4	22.37%	13.83%	6.72%	—

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 30, 2012.

[3]	As of April 30, 2004, all existing shares were designated Class II shares.

[4]

These returns were achieved prior to the creation of Class VI (April 30, 2004) shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the shortterm trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.81%
Class P	0.66%
Class VI	0.81%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Investor Destinations Moderately Aggressive Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Aggressive Fund versus performance of the Composite Index*, the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month US Treasury Bill (T-Bill) Index, and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 80% S&P 500® Index, 15% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-Month US T-Bill Index.

9

Shareholder Expense Example	NVIT Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderately Aggressive Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,134.30	3.07	0.57
	Hypothetical	[b,c]	1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	[b]	1,000.00	1,134.80	2.26	0.42
	Hypothetical	[b,c]	1,000.00	1,023.09	2.14	0.42
Class VI Shares	Actual	[b]	1,000.00	1,133.70	3.07	0.57
	Hypothetical	[b,c]	1,000.00	1,022.33	2.91	0.57

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.2%

	Shares	Market Value

Equity Funds 80.7%
NVIT International Index Fund, Class Y (a)	39,402,626	$390,480,023
NVIT Mid Cap Index Fund, Class Y (a)	7,723,006	188,673,045
NVIT S&P 500 Index Fund, Class Y (a)	42,435,160	545,716,159
NVIT Small Cap Index Fund, Class Y (a)	9,028,430	126,578,591

Total Equity Funds (cost $863,573,017)		1,251,447,818

Fixed Income Funds 16.5%
NVIT Bond Index Fund, Class Y (a)	21,774,377	225,364,799
NVIT Short Term Bond Fund, Class Y (a)	2,888,552	30,185,368

Total Fixed Income Funds (cost $258,137,651)		255,550,167

Total Mutual Funds (cost $1,121,710,668)		1,506,997,985

Fixed Contract 2.9%

	Principal Amount

Nationwide Fixed Contract, 3.50% (a)(b)(c)	$45,359,106	45,359,106

Total Fixed Contract (cost $45,359,106)		45,359,106

Total Investments (cost $1,167,069,774) (d) — 100.1%		1,552,357,091

Liabilities in excess of other assets — (0.1)%		(780,518)

NET ASSETS — 100.0%		$1,551,576,573

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Fair valued security.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $1,167,069,774)	$1,552,357,091
Receivable for investments sold	8,849,190
Receivable for capital shares issued	31,044
Prepaid expenses	3,460

Total Assets	1,561,240,785

Liabilities:
Payable for capital shares redeemed	8,880,234
Accrued expenses and other payables:
Investment advisory fees	169,736
Fund administration fees	33,029
Distribution fees	326,419
Administrative servicing fees	212,279
Accounting and transfer agent fees	2,623
Trustee fees	3,239
Custodian fees	9,442
Compliance program costs (Note 3)	39
Professional fees	11,199
Printing fees	14,479
Other	1,494

Total Liabilities	9,664,212

Net Assets	$1,551,576,573

Represented by:
Capital	$1,258,450,117
Accumulated undistributed net investment income	838,347
Accumulated net realized losses from affiliated investments	(92,999,208)
Net unrealized appreciation/(depreciation) from investments in affiliates	385,287,317

Net Assets	$1,551,576,573

Net Assets:
Class II Shares	$1,529,939,781
Class P Shares	13,553,134
Class VI Shares	8,083,658

Total	$1,551,576,573

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	113,867,553
Class P Shares	1,012,548
Class VI Shares	605,444

Total	115,485,545

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$13.44
Class P Shares	$13.39
Class VI Shares	$13.35

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$30,988,233
Interest income from affiliates	1,465,946

Total Income	32,454,179

EXPENSES:
Investment advisory fees	2,004,634
Fund administration fees	378,812
Distribution fees Class II Shares	3,814,994
Distribution fees Class P Shares	21,248
Distribution fees Class VI Shares	18,862
Administrative servicing fees Class II Shares	2,289,007
Administrative servicing fees Class VI Shares	11,317
Professional fees	63,919
Printing fees	24,390
Trustee fees	51,470
Custodian fees	57,468
Compliance program costs (Note 3)	4,940
Other	30,588

Total expenses before earnings credit	8,771,649

Earnings credit (Note 6)	(1)

Net Expenses	8,771,648

NET INVESTMENT INCOME	23,682,531

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	5,350,804
Net realized gains from investment transactions with affiliates	31,307,210

Net realized gains from affiliated investments	36,658,014

Net change in unrealized appreciation/(depreciation) from investments in affiliates	250,571,962

Net realized/unrealized gains from affiliated investments	287,229,976

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$310,912,507

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Aggressive Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$23,682,531	$24,788,656
Net realized gains/(losses) from affiliated investments	36,658,014	(18,530,630)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	250,571,962	198,525,790

Change in net assets resulting from operations	310,912,507	204,783,816

Distributions to Shareholders From:
Net investment income:
Class II	(24,283,312)	(24,512,146)
Class P	(241,047)	(97,283)	(a)
Class VI	(130,191)	(118,876)

Change in net assets from shareholder distributions	(24,654,550)	(24,728,305)

Change in net assets from capital transactions	(257,453,858)	(248,645,474)

Change in net assets	28,804,099	(68,589,963)

Net Assets:
Beginning of year	1,522,772,474	1,591,362,437

End of year	$1,551,576,573	$1,522,772,474

Accumulated undistributed net investment income at end of year	$838,347	$1,026,064

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$17,836,358	$13,665,694
Dividends reinvested	24,283,312	24,512,146
Cost of shares redeemed	(306,474,589)	(289,630,308)

Total Class II Shares	(264,354,919)	(251,452,468)

Class P Shares
Proceeds from shares issued	6,896,451	5,188,735	(a)
Dividends reinvested	241,047	97,283	(a)
Cost of shares redeemed	(191,694)	(282,454)	(a)

Total Class P Shares	6,945,804	5,003,564	(a)

Class VI Shares
Proceeds from shares issued	1,443,363	553,761
Dividends reinvested	130,191	118,876
Cost of shares redeemed	(1,618,297)	(2,869,207)

Total Class VI Shares	(44,743)	(2,196,570)

Change in net assets from capital transactions	$(257,453,858)	$(248,645,474)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

14

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately Aggressive Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	1,443,745	1,269,850
Reinvested	1,828,485	2,190,541
Redeemed	(24,794,005)	(26,877,213)

Total Class II Shares	(21,521,775)	(23,416,822)

Class P Shares
Issued	548,133	478,364	(a)
Reinvested	18,209	8,717	(a)
Redeemed	(15,430)	(25,445)	(a)

Total Class P Shares	550,912	461,636	(a)

Class VI Shares
Issued	115,057	51,467
Reinvested	9,862	10,690
Redeemed	(130,095)	(269,234)

Total Class VI Shares	(5,176)	(207,077)

Total change in shares	(20,976,039)	(23,162,263)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Year Ended December 31, 2013 (e)	$11.16	0.19	2.30	2.49	(0.21)	–	(0.21)	–	$13.44	22.38%	$1,529,939,781	0.57%	1.53%	0.57%	6.13%
Year Ended December 31, 2012 (e)	$9.97	0.17	1.20	1.37	(0.18)	–	(0.18)	–	$11.16	13.76%	$1,510,861,567	0.57%	1.56%	0.57%	6.47%
Year Ended December 31, 2011 (e)	$10.39	0.16	(0.37)	(0.21)	(0.21)	–	(0.21)	–	$9.97	(2.13)%	$1,583,258,119	0.57%	1.56%	0.57%	15.14%
Year Ended December 31, 2010 (e)	$9.39	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.39	12.83%	$1,878,171,300	0.57%	1.61%	0.57%	5.02%
Year Ended December 31, 2009 (e)	$7.96	0.17	1.74	1.91	(0.11)	(0.37)	(0.48)	–	$9.39	24.39%	$1,830,377,623	0.56%	2.05%	0.56%	16.72%

Class P Shares
Year Ended December 31, 2013 (e)	$11.13	0.33	2.18	2.51	(0.25)	–	(0.25)	–	$13.39	22.56%	$13,553,134	0.42%	2.64%	0.42%	6.13%
Period Ended December 31, 2012 (e)(f)	$10.85	0.42	0.08	0.50	(0.22)	–	(0.22)	–	$11.13	4.61%	$5,137,135	0.42%	5.78%	0.42%	6.47%

Class VI Shares
Year Ended December 31, 2013 (e)	$11.09	0.20	2.28	2.48	(0.22)	–	(0.22)	–	$13.35	22.37%	$8,083,658	0.57%	1.63%	0.57%	6.13%
Year Ended December 31, 2012 (e)	$9.91	0.16	1.20	1.36	(0.18)	–	(0.18)	–	$11.09	13.74%	$6,773,772	0.57%	1.54%	0.57%	6.47%
Year Ended December 31, 2011 (e)	$10.33	0.16	(0.37)	(0.21)	(0.21)	–	(0.21)	–	$9.91	(2.14)%	$8,104,318	0.57%	1.52%	0.57%	15.14%
Year Ended December 31, 2010 (e)	$9.33	0.15	1.03	1.18	(0.18)	–	(0.18)	–	$10.33	12.92%	$10,302,822	0.57%	1.58%	0.57%	5.02%
Year Ended December 31, 2009 (e)	$7.92	0.17	1.72	1.89	(0.11)	(0.37)	(0.48)	–	$9.33	24.27%	$11,291,062	0.56%	2.03%	0.56%	16.72%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in an unregistered fixed interest contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

17

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the year ended December 31, 2013, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$45,359,106	$45,359,106
Mutual Funds	1,506,997,985	—	—	1,506,997,985
Total	$1,506,997,985	$—	$45,359,106	$1,552,357,091

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/12	$—	$—
Interest Income from affiliates	1,465,946	1,465,946
Purchases	9,855,502	9,855,502
Sales	(3,091,520)	(3,091,520)
Transfers Into Level 3	37,129,178	37,129,178
Transfers Out of Level 3	—	—
Balance as of 12/31/13	$45,359,106	$45,359,106

Amounts	designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2013, there was one transfer from Level 2 to Level 3.

During the most recent evaluation of the inputs used to fair value the Nationwide Contract, management transferred the Nationwide Contract from the level 2 category to level 3. While management utilizes judgment in determining the level of observable and the transparency of the inputs, management believes that placing the investment in the level 3 category would be appropriate at this time due to the shifting of the significance of the unobservable inputs used at the reporting period.

18

Notes to Financial Statements (Continued)

December 31, 2013

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/13	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Nationwide Contract	$45,359,106	Discounted Cash Flow	Daily Transactions Interest Rate Redemption Feature Non Assignment Feature Termination Feature	daily 3.50% daily daily daily

*	The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security

19

Notes to Financial Statements (Continued)

December 31, 2013

trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from affiliated investments
$—	$784,302	$(784,302)

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S.

20

Notes to Financial Statements (Continued)

December 31, 2013

Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

21

Notes to Financial Statements (Continued)

December 31, 2013

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $378,812 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $4,940.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2013, NFS earned $2,300,324 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

22

Notes to Financial Statements (Continued)

December 31, 2013

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $753 and $458, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT International Index Fund, Class Y	$393,327,889	$11,331,737	$79,764,996	$11,326,145	$(2,203,749)	$390,480,023
NVIT Mid Cap Index Fund, Class Y	186,229,829	6,867,397	51,844,134	2,213,867	14,486,700	188,673,045
NVIT S&P 500 Index Fund, Class Y	524,209,335	9,963,442	130,014,671	9,955,614	11,256,874	545,716,159
NVIT Small Cap Index Fund, Class Y	123,846,796	1,765,404	38,511,907	1,763,614	12,476,832	126,578,591
NVIT Bond Index Fund, Class Y	221,904,502	23,079,285	7,968,627	5,301,869	1,221,971	225,364,799
NVIT Enhanced Income Fund, Class Y	36,910,074	559	36,947,359	—	(597,468)	—
NVIT Short Term Bond Fund, Class Y	—	31,360,198	625,939	427,124	16,854	30,185,368
Nationwide Contract	37,129,178	9,855,502	3,091,520	1,465,946	—	45,359,106

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

23

Notes to Financial Statements (Continued)

December 31, 2013

7.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $94,223,524 and sales of $348,769,153 (excluding short-term securities).

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$24,654,550	$—	$24,654,550	$—	$24,654,550

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$24,728,305	$—	$24,728,305	$—	$24,728,305

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$838,347	$—	$838,347	$(60,439,679)	$352,727,788	$293,126,456

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

24

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,199,629,303	$357,842,468	$(5,114,680)	$352,727,788

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$29,497,282	2017
$23,880,116	2018

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$6,858	$7,055,423

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $35,773,147 to offset capital gains.

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class VI shares will be converted to Class II shares. Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Moderately Aggressive Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderately Aggressive Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

26

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 52.65%.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $11,073,787 or $0.0959 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $384, 871 or $0.0033 per outstanding share.

27

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King

of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
				industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

32

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

33

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

34

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

36

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2013

NVIT Investor Destinations Moderately Conservative Fund

AR-ID-MCON 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Investor Destinations Moderately Conservative Fund

For the annual period ended December 31, 2013, the NVIT Investor Destinations Moderately Conservative Fund (Class II) returned 10.49% versus 11.43% for its composite benchmark, a blend of 40% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index and 25% Citigroup 3-Month US Treasury Bill (T-Bill) Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mixed-Asset Target Allocation Moderate Funds (consisting of 232 funds as of December 31, 2013) was 14.14% for the same time period.

The Fund’s return for the 12-month period covered in this report was primarily driven by strong positive returns across the equity markets in the U.S. and foreign developed countries. In general, U.S. equity markets led the way as stocks of large, mid and small capitalization posted double-digit gains. Specifically, the S&P 500 Index (representing large-cap stocks) rose over 32%, the S&P MidCap 400® Index (mid-cap stocks) increased over 33%, and the Russell 2000® Index (small-cap stocks) gained more than 38% during the reporting period. During most of the reporting period, the U.S. Federal Reserve (Fed) continued to support the economy by maintaining its monthly purchases of U.S. Treasury and mortgage-backed securities, thereby helping to underpin the gains delivered in the U.S. equity markets.

The equity markets within foreign developed countries (as distinguished from emerging market countries) generally posted double-digit returns during the reporting period as well. The MSCI EAFE® Index (representing developed international markets) posted a gain of nearly 23% during the reporting period. This return was helped by receding concerns regarding political and economic uncertainty in various parts of the eurozone, the Fed’s continuing asset purchase program and the dissipation of tensions in the Middle East.

With regard to intermediate-term, investment-grade U.S. fixed-income markets, the Barclays U.S. Aggregate Bond Index (representing such U.S. bonds) registered -2.02% during the reporting period. Interest rates on the bellwether 10-year Treasury note increased nearly 130 basis points, from 1.76% at the beginning of January 2013 to a high for the period of 3.04% on December 31, following the Fed’s announcement to slightly reduce its monthly asset purchases. This rise in interest rates coincided with a decrease in intermediate- and long-term bond prices. Meanwhile, short-term interest rates remained range-bound near zero, effectively keeping returns on investments in short-term bonds in the low single digits and money market instruments barely positive.

The returns from the Fund’s investments in the NVIT S&P 500 Index Fund and the NVIT International Index Fund, combined with their allocations within the Fund, made them the largest contributors to the Fund’s return during the reporting period, as shown in the chart below.

Only the Fund’s investment in the NVIT Bond Index Fund, which had a relatively significant contribution within the Fund, posted negative returns during the reporting period as most intermediate-term bonds posted similar negative returns for the same period.

Portfolio Manager:

Thomas R. Hickey Jr., Nationwide Fund Advisors

The Fund is designed to provide diversification across a variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund, each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.

Investments in the Fund are subject to the risks of its underlying funds. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

The Fund may invest in the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors. If Nationwide becomes unable to meet this guarantee, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

5

Fund Commentary (con’t.)	NVIT Investor Destinations Moderately Conservative Fund

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Actual Underlying Fund Allocations

(as of December 31, 2013)

NVIT Bond Index Fund Class Y	33%
NVIT S&P 500 Index Fund Class Y	22%
Nationwide Contract	14%
NVIT Enhanced Income Fund Class Y	13%
NVIT International Index Fund Class Y	10%
NVIT Mid Cap Index Fund Class Y	6%
NVIT Small Cap Index Fund Class Y	2%
100%

Actual underlying fund allocations are stated as a percentage of the Fund’s total net assets. Allocations may change over time in order for the Fund to meet its objective or due to market and/or economic conditions.

Contributions of Underlying Funds to Fund Performance

(For the year ended December 31, 2013)

The contribution of underlying funds to Fund performance is based on target underlying fund allocations through the reporting period. Returns reflect the impact of each underlying fund’s fees and expenses, but do not reflect the NVIT Investor Destinations Moderately Conservative Fund’s fees and expenses. Day-to-day market activity will likely cause the Fund’s target allocations to fluctuate. Under ordinary circumstances, Nationwide Fund Advisors periodically will rebalance the assets of the Fund in order to conform its actual allocations to those stated in the then-current prospectus. The asset class target allocations are subject to change at any time and without notice. For more information, refer to the Fund’s prospectus.

6

Fund Overview	NVIT Investor Destinations Moderately Conservative Fund

Objective

The Fund seeks a high level of total return consistent with a moderately conservative level of risk.

Highlights

•	The NVIT Investor Destinations Moderately Conservative Fund (Class II) returned 10.49%, underperforming the composite benchmark by 0.94% and the Lipper peer group by 3.65%.

•	The Fund’s investments in U.S. and foreign developed market stocks account for 40% of its allocations and contributed nearly 96% to the positive returns of the Fund during the reporting period.

Asset Allocation†

Fixed Income Funds	43.8%
Equity Funds	42.3%
Fixed Contract	13.9%
Liabilities in excess of other assets ††	0.0%
100.0%

Top Holdings†††

NVIT Bond Index Fund, Class Y	32.4%
NVIT S&P 500 Index Fund, Class Y	23.3%
Nationwide Contract	13.9%
NVIT International Index Fund, Class Y	10.4%
NVIT Enhanced Income Fund, Class Y	9.8%
NVIT Mid Cap Index Fund, Class Y	6.4%
NVIT Small Cap Index Fund, Class Y	2.2%
NVIT Short Term Bond Fund, Class Y	1.6%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

7

Fund Performance	NVIT Investor Destinations Moderately Conservative Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.	Inception[3]
Class II2	10.49%	8.66%	5.16%	–
Class P3	10.68%	–	–	13.91%
Class VI4	10.59%	8.69%	5.19%	–

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	As of April 30, 2004, all existing shares were designated Class II shares.

[3]	Since inception date of April 30, 2012.

[4]

These returns were achieved prior to the creation of Class VI (April 30, 2004) shares and include the performance of the Fund’s Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares’ returns do not reflect the shortterm trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.

Expense Ratios

Expense Ratio*
Class II	0.79%
Class P	0.64%
Class VI	0.79%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Expenses also include underlying fund expenses. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Investor Destinations Moderately Conservative Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Investor Destinations Moderately Conservative Fund versus performance of the Composite Index*, the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month US Treasury Bill (T-Bill) Index, and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 40% S&P 500® Index, 35% Barclays U.S. Aggregate Bond Index and 25% Citigroup 3-Month US T-Bill Index.

9

Shareholder Expense Example	NVIT Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Investor Destinations Moderately Conservative Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13[a]
Class II Shares	Actual	[b]	1,000.00	1,067.10	2.97	0.57
	Hypothetical	[b,c]	1,000.00	1,022.33	2.91	0.57
Class P Shares	Actual	[b]	1,000.00	1,067.80	2.19	0.42
	Hypothetical	[b,c]	1,000.00	1,023.09	2.14	0.42
Class VI Shares	Actual	[b]	1,000.00	1,066.90	2.97	0.57
	Hypothetical	[b,c]	1,000.00	1,022.33	2.91	0.57

a	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

b	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

c	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 86.1%

	Shares	Market Value

Equity Funds 42.3%
NVIT International Index Fund, Class Y (a)	10,202,975	$101,111,481
NVIT Mid Cap Index Fund, Class Y (a)	2,545,252	62,180,500
NVIT S&P 500 Index Fund, Class Y (a)	17,641,555	226,870,394
NVIT Small Cap Index Fund, Class Y (a)	1,519,654	21,305,555

Total Equity Funds (cost $261,819,429)		411,467,930

Fixed Income Funds 43.8%
NVIT Bond Index Fund, Class Y (a)	30,478,449	315,451,947
NVIT Enhanced Income Fund, Class Y (a)	9,748,761	95,050,416
NVIT Short Term Bond Fund, Class Y (a)	1,477,863	15,443,667

Total Fixed Income Funds (cost $430,321,389)		425,946,030

Total Mutual Funds (cost $692,140,818)		837,413,960

Fixed Contract 13.9%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.50% (a)(b)(c)	$134,631,341	134,631,341

Total Fixed Contract (cost $134,631,341)		134,631,341

Total Investments (cost $826,772,159) (d) — 100.0%		972,045,301

Liabilities in excess of other assets — 0.0%†		(482,262)

NET ASSETS — 100.0%		$971,563,039

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	Fair valued security.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities

December 31, 2013

NVIT Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $826,772,159)	$972,045,301
Receivable for investments sold	3,657,604
Receivable for capital shares issued	10,514
Prepaid expenses	2,098

Total Assets	975,715,517

Liabilities:
Payable for capital shares redeemed	3,668,118
Accrued expenses and other payables:
Investment advisory fees	106,475
Fund administration fees	22,175
Distribution fees	204,763
Administrative servicing fees	125,525
Accounting and transfer agent fees	125
Trustee fees	1,065
Custodian fees	5,933
Compliance program costs (Note 3)	24
Professional fees	5,726
Printing fees	12,028
Other	521

Total Liabilities	4,152,478

Net Assets	$971,563,039

Represented by:
Capital	$814,517,185
Accumulated undistributed net investment income	728,286
Accumulated net realized gains from affiliated investments	11,044,426
Net unrealized appreciation/(depreciation) from investments in affiliates	145,273,142

Net Assets	$971,563,039

Net Assets:
Class II Shares	$961,220,444
Class P Shares	525,184
Class VI Shares	9,817,411

Total	$971,563,039

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	81,498,193
Class P Shares	44,691
Class VI Shares	834,965

Total	82,377,849

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.79
Class P Shares	$11.75
Class VI Shares	$11.76

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Year Ended December 31, 2013

NVIT Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$16,485,128
Interest income from affiliates	4,533,258

Total Income	21,018,386

EXPENSES:
Investment advisory fees	1,242,006
Fund administration fees	251,468
Distribution fees Class II Shares	2,356,203
Distribution fees Class P Shares	913
Distribution fees Class VI Shares	31,381
Administrative servicing fees Class II Shares	1,413,729
Administrative servicing fees Class VI Shares	18,828
Professional fees	44,393
Printing fees	20,604
Trustee fees	31,941
Custodian fees	35,907
Accounting and transfer agent fees	120
Compliance program costs (Note 3)	3,098
Other	19,521

Total Expenses	5,470,112

NET INVESTMENT INCOME	15,548,274

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	2,434,646
Net realized gains from investment transactions with affiliates	16,401,354

Net realized gains from affiliated investments	18,836,000

Net change in unrealized appreciation/(depreciation) from investments in affiliates	60,842,184

Net realized/unrealized gains from affiliated investments	79,678,184

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$95,226,458

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately Conservative Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$15,548,274	$16,118,888
Net realized gains from affiliated investments	18,836,000	9,869,830
Net change in unrealized appreciation/(depreciation) from investments in affiliates	60,842,184	45,337,307

Change in net assets resulting from operations	95,226,458	71,326,025

Distributions to Shareholders From:
Net investment income:
Class II	(16,192,875)	(15,644,338)
Class P	(9,910)	(3,220)	(a)
Class VI	(153,953)	(256,616)
Net realized gains:
Class II	(11,745,596)	(3,783,319)
Class P	(5,599)	(377)	(a)
Class VI	(122,513)	(64,292)

Change in net assets from shareholder distributions	(28,230,446)	(19,752,162)

Change in net assets from capital transactions	(28,940,409)	(16,234,807)

Change in net assets	38,055,603	35,339,056

Net Assets:
Beginning of year	933,507,436	898,168,380

End of year	$971,563,039	$933,507,436

Accumulated undistributed net investment income at end of year	$728,286	$982,495

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$43,073,377	$53,427,861
Dividends reinvested	27,938,471	19,427,657
Cost of shares redeemed	(94,145,013)	(88,929,778)

Total Class II Shares	(23,133,165)	(16,074,260)

Class P Shares
Proceeds from shares issued	390,963	310,177	(a)
Dividends reinvested	15,509	3,597	(a)
Cost of shares redeemed	(66,249)	(147,490)	(a)

Total Class P Shares	340,223	166,284	(a)

Class VI Shares
Proceeds from shares issued	5,170,878	2,879,091
Dividends reinvested	276,466	320,908
Cost of shares redeemed	(11,594,811)	(3,526,830)

Total Class VI Shares	(6,147,467)	(326,831)

Change in net assets from capital transactions	$(28,940,409)	$(16,234,807)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

14

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately Conservative Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	3,734,052	4,928,867
Reinvested	2,391,897	1,763,976
Redeemed	(8,163,865)	(8,160,422)

Total Class II Shares	(2,037,916)	(1,467,579)

Class P Shares
Issued	33,838	28,592	(a)
Reinvested	1,331	328	(a)
Redeemed	(5,785)	(13,613)	(a)

Total Class P Shares	29,384	15,307	(a)

Class VI Shares
Issued	447,265	268,374
Reinvested	23,767	29,248
Redeemed	(1,017,256)	(324,947)

Total Class VI Shares	(546,224)	(27,325)

Total change in shares	(2,554,756)	(1,479,597)

(a)	For the period from May 1, 2012 (commencement of operations) through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover (c)
Class II Shares
Year Ended December 31, 2013 (d)	$10.99	0.19	0.96	1.15	(0.20)	(0.15)	(0.35)	–	$11.79	10.49%	$961,220,444	0.57%	1.63%	0.57%	10.68%
Year Ended December 31, 2012 (d)	$10.39	0.19	0.65	0.84	(0.19)	(0.05)	(0.24)	–	$10.99	8.04%	$918,223,602	0.57%	1.74%	0.57%	14.18%
Year Ended December 31, 2011 (d)	$10.42	0.19	0.02	0.21	(0.24)	–	(0.24)	–	$10.39	2.06%	$883,590,851	0.57%	1.85%	0.57%	21.58%
Year Ended December 31, 2010 (d)	$9.81	0.19	0.63	0.82	(0.21)	–	(0.21)	–	$10.42	8.52%	$845,055,821	0.57%	1.94%	0.57%	6.29%
Year Ended December 31, 2009 (d)	$8.85	0.22	1.05	1.27	(0.16)	(0.15)	(0.31)	–	$9.81	14.56%	$763,511,410	0.57%	2.43%	0.57%	26.10%

Class P Shares
Year Ended December 31, 2013 (d)	$10.96	0.28	0.89	1.17	(0.23)	(0.15)	(0.38)	–	$11.75	10.68%	$525,184	0.42%	2.44%	0.42%	10.68%
Period Ended December 31, 2012 (d)(e)	$10.91	0.33	(0.01)	0.32	(0.22)	(0.05)	(0.27)	–	$10.96	2.92%	$167,782	0.42%	4.45%	0.42%	14.18%

Class VI Shares
Year Ended December 31, 2013 (d)	$10.94	0.14	1.02	1.16	(0.19)	(0.15)	(0.34)	–	$11.76	10.59%	$9,817,411	0.57%	1.23%	0.57%	10.68%
Year Ended December 31, 2012 (d)	$10.35	0.18	0.65	0.83	(0.19)	(0.05)	(0.24)	–	$10.94	7.96%	$15,116,052	0.57%	1.70%	0.57%	14.18%
Year Ended December 31, 2011 (d)	$10.37	0.19	0.03	0.22	(0.24)	–	(0.24)	–	$10.35	2.16%	$14,577,529	0.57%	1.83%	0.57%	21.58%
Year Ended December 31, 2010 (d)	$9.77	0.20	0.61	0.81	(0.21)	–	(0.21)	–	$10.37	8.46%	$15,529,608	0.57%	2.00%	0.57%	6.29%
Year Ended December 31, 2009 (d)	$8.81	0.24	1.03	1.27	(0.16)	(0.15)	(0.31)	–	$9.77	14.63%	$9,860,925	0.57%	2.61%	0.57%	26.10%

Amounts designated as “–” are zero or have been rounded to zero.

(a) Not annualized for periods less than one year.

(b) Annualized for periods less than one year.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) Per share calculations were performed using average shares method.

(e) For the period from May 1, 2012 (commencement of operations) through December 31, 2012. Total return is calculated based on inception date of April 30, 2012 through December 31, 2012.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund-of-funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a unregistered fixed interest contract (“Nationwide Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s investment in its Underlying Funds and the Nationwide Contract is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

17

Notes to Financial Statements (Continued)

December 31, 2013

Shares of registered open-end Underlying Funds in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Fund currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a rate of interest, which is currently adjusted on a quarterly basis. During the year ended December 31, 2013, the rate was 3.50%, the minimum annual rate. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed principal amount. The Fund can redeem all or a portion of its investment in the Nationwide Contract on a daily basis at par. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$134,631,341	$134,631,341
Mutual Funds	837,413,960	—	—	837,413,960
Total	$837,413,960	$—	$134,631,341	$972,045,301

Amounts designated as “—” are zero or have been rounded to zero.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 12/31/12	$—	$—
Interest Income from affiliates	4,533,258	4,533,258
Purchases	7,922,194	7,922,194
Sales	(7,380,104)	(7,380,104)
Transfers Into Level 3	129,555,993	129,555,993
Transfers Out of Level 3	—	—
Balance as of 12/31/13	$134,631,341	$134,631,341

Amounts designated as “—” are zero or have been rounded to zero.

During the year ended December 31, 2013, there was one transfer from Level 2 to Level 3.

During the most recent evaluation of the inputs used to fair value the Nationwide Contract, management transferred the Nationwide Contract from the level 2 category to level 3. While management utilizes judgment in determining the level of observable and the transparency of the inputs, management believes that placing the investment in the level 3 category would be appropriate at this time due to the shifting of the significance of the unobservable inputs used at the reporting period.

18

Notes to Financial Statements (Continued)

December 31, 2013

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 12/31/13	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	$134,631,341	Discounted Cash Flow	Daily Transactions Interest Rate Redemption Feature Non Assignment Feature Termination Feature	daily 3.50% daily daily daily

*	The Fund’s investment in the Nationwide Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time. Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

19

Notes to Financial Statements (Continued)

December 31, 2013

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities held by the NVIT Money Market Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to capital distributions from Underlying Funds and distribution redesignation. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from affiliated investments
$—	$554,255	$(554,255)

Amount designated as “—” is zero or has been rounded to zero.

20

Notes to Financial Statements (Continued)

December 31, 2013

(d)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

21

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $251,468 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $3,098.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II, Class P, and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI shares of the Fund.

For the year ended December 31, 2013, NFS earned $1,432,557 in administrative services fees from the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are allocated among the Underlying Funds.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

22

Notes to Financial Statements (Continued)

December 31, 2013

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $37,630 and $30, respectively.

5.  Investments in Affiliated Issuers

The Fund invests in Class Y shares of the affiliated Underlying Funds as well as the Nationwide Contract. The Fund’s transactions in the shares of Underlying Funds and in the Nationwide Contract during the year ended December 31, 2013 were as follows:

Affiliated Issuer	Market Value at December 31, 2012	Purchases at Cost	Sales Proceeds	Dividend/Interest Income	Realized Gain/(Loss)	Market Value at December 31, 2013
NVIT International Index Fund, Class Y	$97,997,921	$5,758,254	$19,494,612	$2,880,219	$2,101,995	$101,111,481
NVIT Mid Cap Index Fund, Class Y	57,996,636	2,361,870	13,193,816	719,008	8,212,611	62,180,500
NVIT S&P 500 Index Fund, Class Y	205,343,592	5,456,128	40,052,875	4,067,033	5,435,949	226,870,394
NVIT Small Cap Index Fund, Class Y	19,294,018	341,706	4,592,641	290,834	1,475,913	21,305,555
NVIT Bond Index Fund, Class Y	304,199,894	38,658,150	11,259,729	7,428,871	1,806,621	315,451,947
NVIT Enhanced Income Fund, Class Y	92,001,739	7,614,389	4,074,037	837,315	(84,643)	95,050,416
NVIT Short Term Bond, Class Y	—	33,757,140	17,943,306	261,848	(112,446)	15,443,667
Nationwide Contract	129,555,993	7,922,194	7,380,104	4,533,258	—	134,631,341
NVIT Money Market Fund, Class Y	27,591,997	76,309	27,668,306	—	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit.

6.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

7.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $101,946,140 and sales of $145,659,426 (excluding short-term securities).

23

Notes to Financial Statements (Continued)

December 31, 2013

8.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such Underlying Fund’s annual report to shareholders.

9.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$16,764,803	$11,465,643	$28,230,446	$—	$28,230,446

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$15,904,174	$3,847,988	$19,752,162	$—	$19,752,162

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$728,286	$18,555,435	$19,283,721	$—	$137,762,133	$157,045,854

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$834,283,168	$145,904,908	$(8,142,775)	$137,762,133

24

Notes to Financial Statements (Continued)

December 31, 2013

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class VI shares will be converted to Class II shares. Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations Moderately Conservative Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Investor Destinations Moderately Conservative Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying funds’ transfer agent and fixed contract issuer, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

26

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 29.28%.

The Fund designates $11,465,643, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $2,816,045 or $0.0342 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $97,871 or $0.0012 per outstanding share.

27

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

29

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

31

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

32

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

33

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

34

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

35

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

36

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

37

Annual Report

December 31, 2013

NVIT Large Cap Growth Fund

AR-LCG 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Large Cap Growth Fund

For the annual period ended December 31, 2013, the NVIT Large Cap Growth Fund (Class II) returned 36.29% versus 33.48% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 237 funds as of December 31, 2013) was 34.39% for the same time period.

Investor sentiment steadily improved throughout 2013, helping many global markets to finish the year in positive territory. U.S. stocks led the way, with the S&P 500® Index gaining 32.4%. The Fund significantly outperformed the benchmark during the reporting period in a strong year for U.S. equities. In terms of relative performance, health care, financials and consumer discretionary were the strongest-performing sectors in the Fund, while materials was the largest relative detractor from Fund performance during the reporting period.

Relative Fund outperformance in the health-care sector was primarily attributable to holdings in biotechnology and the providers and services segments. An investment in Gilead Sciences Inc., a developer of human therapeutics to treat life-threatening diseases, traded higher while posting solid financial results throughout the year; its leadership in the hepatitis C space, robust HIV-franchise sales and continued positive news on its R&D pipeline all bolstered its growth prospects. In addition, an investment in biopharmaceutical company Onyx Pharmaceuticals Inc. traded sharply higher on increased mergers-and-acquisitions (M&A) speculation during the reporting period. Onyx Pharmaceuticals initially rejected an acquisition offer from Amgen, and because of the resulting sharp price move, we eliminated the position from the Fund as we saw a lack of significant upside ahead. In the health-care providers and services segment, an investment in McKesson Corp., a distributor of pharmaceuticals, medical supplies and health-care information technologies, rallied on news that the company is acquiring Celesio, which is expected to increase supply-chain efficiency and global sourcing capabilities. In addition, McKesson reported strong distribution results throughout the year, benefiting from inflationary trends in branded drugs and a commensurate shift to generics. Overall, the biotechnology segment remains a bright spot as innovation continues to drive secular opportunities within drug pipelines. We also remain bullish on pharmaceuticals, because valuations are still at reasonable levels and growth is picking up.

The relative outperformance for the Fund in its financials sector investments was primarily attributable to holdings in real estate investment trusts (REITs) and diversified financial services. The Fund’s lack of exposure to REITs benefited relative Fund performance; the segment lagged all others within financials as investors rotated out of defensive, yield-producing sectors/industries and into more cyclical areas of the market during the year. Within diversified financial services, an investment in regulated exchange and clearinghouse operator IntercontinentalExchange Group Inc. was bid higher as the company continued to innovate and gain share within the exchange space and successfully completed its merger with NYSE Euronext. In addition, an investment in Moody’s Corp. rose as the provider of credit ratings; credit, capital markets and economic research; data; and analytical tools reported solid first quarter earnings, bolstered by maintenance revenue from corporate issuance. Shares were sold ahead of a challenging interest-rate environment driven by uncertainty about the Federal Reserve’s tapering (gradual reduction) of asset purchases coupled with fixed-income outflows.

The Fund outperformed on a relative basis within the consumer discretionary sector mainly because of investments in textiles, leisure, and Internet and catalog retail. Within textiles, a position in Under Armour Inc. gained as the branded performance-apparel company reported a series of strong quarters and continued to see momentum in women’s wear, footwear and international sales. Within leisure, an investment in Las Vegas Sands Corp. rose as the owner and operator of integrated resorts in Asia and the U.S. continued to generate good results and gain share in the growing Macau gaming market. Vegas Sands remains one of the fastest-growing

5

Fund Commentary (con’t.)	NVIT Large Cap Growth Fund

companies in the Macau region. Within Internet and catalog retail, an investment in Priceline.com Inc. performed well as the online travel company continued to gain share from competitors and saw consistent and accelerating growth in international and domestic markets. In addition, a position in online retailer Amazon.com Inc. appreciated as the company saw growth in Amazon Prime membership, strong sales of Kindle e-readers and tablets, and a trend toward online holiday shopping. The American consumer remains one of the more resilient sources of strength in the economy in the face of potentially daunting headwinds. Despite a higher payroll tax and impending health-care changes, consumers took these hurdles in stride, which was reflected in their spending. Retailers have effectively managed inventories and overall costs, positioning them well heading into 2014. Consumers have reduced their overall debt loads and benefited from a recovery in housing, while the job market appears to be improving with modest acceleration. With declining energy costs, specifically oil and natural-gas prices, consumers have more disposable income, which should bode well for spending.

Conversely, the Fund was hindered on a relative basis by investments in the materials sector, primarily because of the chemicals and construction materials segments. An investment in agricultural product maker Monsanto Co. led underperformance in the chemicals segment as shares slumped on negative sentiment fueled by weak corn prices and the increasing likelihood of fewer acres planted in the U.S. For these reasons and others, we exited the position during the year. In addition, an investment in specialty chemical manufacturer Eastman Chemical Co. lagged as the firm struggled with higher costs, pricing pressure from weak Asian and European demand, and intense competition. Within construction materials, an investment in aggregates producer Martin Marietta Materials Inc. weighed on relative performance during a volatile year resulting from the impact of poor weather balanced by positive pricing power. Despite uncertainty surrounding 2014 infrastructure demand, the company maintains beneficial pricing power and is poised to benefit from the eventual cyclical recovery in volumes. The materials sector has been among the weakest performers in the benchmark. Uncertainty still surrounds the sustainability of the nascent global economic recovery, as the European environment remains fragile and emerging markets a concern. With slowing Chinese gross domestic product (GDP) growth and a stronger U.S. dollar in the longer term, we will be selective in our sector allocations.

As we enter 2014, we are positive on U.S. equity markets as several catalysts exist to support continued economic improvement and equity valuations. Momentum in the U.S. economy seems to be picking up as the labor market has shown steady improvement. The U.S. housing market (impacting both residential and nonresidential construction), autos and low energy prices (due to vast shale resources) are also providing tailwinds. With ongoing supportive monetary policy, improving consumer and CEO sentiment, and muted inflation, equities should continue to react positively.

The Fed’s move toward a deliberate and methodical tapering of asset purchases in an environment of modestly rising interest rates may cause some short-term volatility but should bode well for equities overall. Capital spending is expected to increase after years of corporate reluctance to make significant capital expenditures. Companies are more likely to use their sizable cash positions for productivity-enhancing investment strategies as global competition intensifies.

Equities may experience some headwinds later in the year if liquidity tightens more quickly than anticipated, inflation begins to mount unexpectedly, or emerging markets are further negatively affected by downside risks. Europe should continue to improve, and we are encouraged by evidence of stabilization in peripheral countries such as Spain. In emerging markets, Chinese GDP growth remains a concern, given higher interest rates, appreciation in the yuan and excessive government investment that

6

Fund Commentary (con’t.)	NVIT Large Cap Growth Fund

is likely to continue slowing. We believe Chinese GDP is unlikely to reaccelerate significantly without stimulus.

The portfolio did not employ derivatives during the reporting period.

Subadviser:

The Boston Company Asset Management, LLC

Portfolio Managers:

Barry Mills, David Sealy and Elizabeth Slover

The Fund is subject to the risks of investing in equity securities and foreign securities. Growth funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Fund Overview	NVIT Large Cap Growth Fund

Objective

The Fund seeks long-term capital growth.

Highlights

•	The NVIT Large Cap Growth Fund (Class II) returned 36.29%, outperforming the benchmark by 2.81% and the Lipper peer group by 1.90%.

•	Health care, financials and consumer discretionary were the strongest-performing sectors in the Fund.

•	The Fund was hindered on a relative basis by investments in the materials sector, primarily because of holdings in the chemicals and construction materials segments.

Asset Allocation†

Common Stocks	99.5%
Repurchase Agreements	2.3%
Mutual Fund	0.6%
Liabilities in excess of other assets	(2.4%)
100.0%

Top Holdings††

Google, Inc., Class A	4.2%
Microsoft Corp.	3.5%
MasterCard, Inc., Class A	2.7%
Amazon.com, Inc.	2.6%
Philip Morris International, Inc.	2.5%
PepsiCo, Inc.	2.5%
Gilead Sciences, Inc.	2.3%
Schlumberger Ltd.	2.2%
Precision Castparts Corp.	2.2%
Comcast Corp., Class A	2.1%
Other Holdings*	73.2%
100.0%

Top Industries††

Biotechnology	9.0%
Software	8.0%
Internet Software & Services	7.8%
Information Technology Services	6.0%
Textiles, Apparel & Luxury Goods	4.8%
Media	4.7%
Internet & Catalog Retail	3.9%
Food & Staples Retailing	3.9%
Beverages	3.7%
Semiconductors & Semiconductor Equipment	3.5%
Other Industries*	44.7%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

* For	purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

8

Fund Performance	NVIT Large Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	Inception[2]
Class I	36.70%	20.93%
Class II	36.29%	20.62%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2009.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.70%	0.65%
Class II	0.95%	0.90%

*	Current effective prospectus dated May 1 2013, supplement dated December 18, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)	NVIT Large Cap Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Large Cap Growth Fund since inception through 12/31/13 versus performance of the Russell 1000® Growth Index, and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	NVIT Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Large Cap Growth Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13[a]	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,235.70	3.55	0.63
	Hypothetical	[a],b	1,000.00	1,022.03	3.21	0.63
Class II Shares	Actual	[a,b]	1,000.00	1,233.60	4.95	0.88
	Hypothetical	[a],b	1,000.00	1,020.77	4.48	0.88

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

NVIT Large Cap Growth Fund

Common Stocks 99.5%

	Shares	Market Value

Aerospace & Defense 2.2%
Precision Castparts Corp.	124,360	$33,490,148

Air Freight & Logistics 1.0%
FedEx Corp.	106,370	15,292,815

Auto Components 1.2%
Delphi Automotive PLC	307,350	18,480,955

Beverages 3.8%
Coca-Cola Enterprises, Inc.	453,740	20,023,546
PepsiCo, Inc.	460,000	38,152,400

		58,175,946

Biotechnology 9.2%
Alexion Pharmaceuticals, Inc.*	146,810	19,534,539
Amgen, Inc.	167,720	19,146,915
Biogen Idec, Inc.*	83,760	23,431,860
Celgene Corp.*	145,150	24,524,544
Gilead Sciences, Inc.*	473,580	35,589,537
Regeneron Pharmaceuticals, Inc.*	36,420	10,024,241
Vertex Pharmaceuticals, Inc.*	104,040	7,730,172

		139,981,808

Capital Markets 2.2%
Ameriprise Financial, Inc.	158,050	18,183,653
T. Rowe Price Group, Inc.	185,720	15,557,764

		33,741,417

Chemicals 3.0%
Eastman Chemical Co.	209,390	16,897,773
Praxair, Inc.	216,150	28,105,985

		45,003,758

Commercial Services & Supplies 1.3%
Tyco International Ltd.	493,200	20,240,928

Communications Equipment 1.2%
Juniper Networks, Inc.*	821,710	18,545,995

Computers & Peripherals 1.2%
EMC Corp.	713,010	17,932,201

Construction & Engineering 1.4%
Fluor Corp.	270,660	21,731,291

Construction Materials 0.8%
Martin Marietta Materials, Inc.	120,470	12,039,772

Consumer Finance 2.3%
American Express Co.	253,960	23,041,791
Discover Financial Services	210,690	11,788,105

		34,829,896

Diversified Financial Services 1.2%
IntercontinentalExchange Group, Inc.	83,900	18,870,788

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 1.0%
Eaton Corp. PLC	206,540	$15,721,825

Energy Equipment & Services 3.2%
National Oilwell Varco, Inc.	168,640	13,411,939
Schlumberger Ltd.	381,820	34,405,800

		47,817,739

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	183,080	21,788,351
CVS Caremark Corp.	233,560	16,715,889
Whole Foods Market, Inc.	375,830	21,734,249

		60,238,489

Food Products 1.2%
Mondelez International, Inc., Class A	492,980	17,402,194

Health Care Providers & Services 1.5%
McKesson Corp.	138,240	22,311,936

Hotels, Restaurants & Leisure 2.9%
Las Vegas Sands Corp.	268,350	21,164,765
Starbucks Corp.	293,500	23,007,465

		44,172,230

Industrial Conglomerates 1.4%
Danaher Corp.	265,860	20,524,392

Information Technology Services 6.1%
Accenture PLC, Class A	347,120	28,540,207
Cognizant Technology Solutions Corp., Class A*	224,600	22,680,108
MasterCard, Inc., Class A	49,590	41,430,461

		92,650,776

Internet & Catalog Retail 4.0%
Amazon.com, Inc.*	100,540	40,094,347
priceline.com, Inc.*	18,090	21,027,816

		61,122,163

Internet Software & Services 8.0%
Facebook, Inc., Class A*	538,290	29,422,931
Google, Inc., Class A*	57,660	64,620,139
LinkedIn Corp., Class A*	72,810	15,787,392
Twitter, Inc.* (a)	169,106	10,763,597

		120,594,059

Life Sciences Tools & Services 1.1%
Illumina, Inc.* (a)	148,690	16,448,088

Machinery 1.9%
Cummins, Inc.	200,490	28,263,075

12

Statement of Investments (Continued)

December 31, 2013

NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Principal Amount	Market Value

Media 4.8%
Comcast Corp., Class A	627,180	$32,591,409
Twenty-First Century Fox, Inc., Class A	548,330	19,290,249
Viacom, Inc., Class B	232,580	20,313,537

		72,195,195

Multiline Retail 0.6%
Dollar General Corp.*	152,410	9,193,371

Oil, Gas & Consumable Fuels 1.4%
EOG Resources, Inc.	130,300	21,869,552

Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	445,230	23,663,974
Perrigo Co. PLC (a)	90,110	13,828,281

		37,492,255

Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc.	218,500	11,128,205
Texas Instruments, Inc.	622,460	27,332,218
Xilinx, Inc.	359,630	16,514,210

		54,974,633

Software 8.2%
Adobe Systems, Inc.*	294,470	17,632,863
Intuit, Inc.	292,700	22,338,864
Microsoft Corp.	1,471,340	55,072,256
Salesforce.com, Inc.* (a)	404,740	22,337,601
ServiceNow, Inc.*	134,770	7,548,468

		124,930,052

Specialty Retail 2.6%
Home Depot, Inc. (The)	343,680	28,298,611
Urban Outfitters, Inc.*	281,250	10,434,375

		38,732,986

Textiles, Apparel & Luxury Goods 5.0%
Michael Kors Holdings Ltd.*	217,040	17,621,477
NIKE, Inc., Class B	266,390	20,948,910
PVH Corp.	117,240	15,946,985
Under Armour, Inc., Class A* (a)	237,680	20,749,464

		75,266,836

Tobacco 2.5%
Philip Morris International, Inc.	442,200	38,528,886

Total Common Stocks (cost $1,040,471,168)		1,508,808,450

Mutual Fund 0.6%

	Shares	Market Value

Money Market Fund 0.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.07% (b)	9,614,290	$9,614,290

Total Mutual Fund (cost $9,614,290)		9,614,290

Repurchase Agreements 2.3%

	Principal Amount

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $15,000,233, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15-07/15/19; total market value $15,300,001. (c)	$15,000,000	15,000,000

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $15,416,038, collateralized by U.S. Government Agency Securities ranging from 1.63%-12.50%, maturing 04/15/14-12/15/43; total market value $15,724,354. (c)	15,416,034	15,416,034

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $5,000,222, collateralized by U.S. Government Treasury Securities, 0.13%, maturing 04/15/17- 01/15/23; total market value $5,100,001. (c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $35,416,034)		35,416,034

Total Investments (cost $1,085,501,492) (d) — 102.4%		1,553,838,774
Liabilities in excess of other assets — (2.4%)		(36,697,056)

NET ASSETS — 100.0%		$1,517,141,718

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $54,423,898, which was collateralized by repurchase agreements with a total value of $35,416,034 and $19,431,370 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13%-4.25%, and maturity dates ranging from 03/31/14-08/15/43, a total value of $54,847,404.

13

Statement of Investments (Continued)

December 31, 2013

NVIT Large Cap Growth Fund (continued)

(b)	Represents 7-day effective yield as of December 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $35,416,034.
(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.
Ltd.	Limited
PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

14

Statement of Assets and Liabilities

December 31, 2013

NVIT Large Cap Growth Fund
Assets:
Investments, at value *(cost $1,050,085,458)	$1,518,422,740
Repurchase agreements, at value and cost	35,416,034

Total Investments	1,553,838,774

Dividends receivable	1,385,007
Security lending income receivable	12,182
Receivable for capital shares issued	63
Reclaims receivable	324,974
Prepaid expenses	3,024

Total Assets	1,555,564,024

Liabilities:
Payable for capital shares redeemed	2,111,689
Payable upon return of securities loaned (Note 2)	35,416,034
Accrued expenses and other payables:
Investment advisory fees	549,312
Fund administration fees	38,158
Distribution fees	63,433
Administrative servicing fees	177,747
Accounting and transfer agent fees	191
Trustee fees	1,466
Custodian fees	9,167
Compliance program costs (Note 3)	15
Professional fees	13,333
Printing fees	39,868
Other	1,893

Total Liabilities	38,422,306

Net Assets	$1,517,141,718

Represented by:
Capital	$899,276,765
Accumulated undistributed net investment income	533,951
Accumulated net realized gains from investments and foreign currency transactions	148,987,359
Net unrealized appreciation/(depreciation) from investments	468,337,282
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	6,361

Net Assets	$1,517,141,718

* Includes value of securities on loan of $54,423,898 (Note 2).

15

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Large Cap Growth Fund
Net Assets:
Class I Shares	$1,212,244,085
Class II Shares	304,897,633

Total	$1,517,141,718

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	51,616,771
Class II Shares	13,017,079

Total	64,633,850

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$23.49
Class II Shares	$23.42

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations

For the Year Ended December 31, 2013

NVIT Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$16,758,615
Income from securities lending (Note 2)	218,857
Foreign tax withholding	(567)

Total Income	16,976,905

EXPENSES:
Investment advisory fees	6,956,226
Fund administration fees	422,154
Distribution fees Class II Shares	708,949
Administrative servicing fees Class I Shares	1,661,501
Administrative servicing fees Class II Shares	425,371
Professional fees	69,449
Printing fees	59,196
Trustee fees	49,507
Custodian fees	52,737
Accounting and transfer agent fees	1,243
Compliance program costs (Note 3)	4,688
Other	33,950

Total expenses before earnings credit, fees waived, and expenses reimbursed	10,444,971

Earnings credit (Note 4)	(56)
Investment advisory fees waived (Note 3)	(270,051)
Expenses reimbursed by adviser (Note 3)	(690,090)

Net Expenses	9,484,774

NET INVESTMENT INCOME	7,492,131

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	160,636,116
Net realized gains from foreign currency transactions (Note 2)	567

Net realized gains from investments and foreign currency transactions	160,636,683

Net change in unrealized appreciation/(depreciation) from investments	267,868,065
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	7,373

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	267,875,438

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	428,512,121

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$436,004,252

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	NVIT Large Cap Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$7,492,131	$11,228,105
Net realized gains from investments and foreign currency transactions	160,636,683	80,879,841
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	267,875,438	141,867,126

Change in net assets resulting from operations	436,004,252	233,975,072

Distributions to Shareholders From:
Net investment income:
Class I	(8,515,958)	(7,382,197)
Class II	(1,444,398)	(1,235,542)

Change in net assets from shareholder distributions	(9,960,356)	(8,617,739)

Change in net assets from capital transactions	(216,207,908)	(231,881,236)

Change in net assets	209,835,988	(6,523,903)

Net Assets:
Beginning of year	1,307,305,730	1,313,829,633

End of year	$1,517,141,718	$1,307,305,730

Accumulated undistributed net investment income at end of year	$533,951	$3,001,609

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,934,311	$5,582,930
Dividends reinvested	8,515,958	7,382,197
Cost of shares redeemed	(177,189,297)	(189,840,845)

Total Class I Shares	(162,739,028)	(176,875,718)

Class II Shares
Proceeds from shares issued	2,575,990	4,286,301
Dividends reinvested	1,444,398	1,235,542
Cost of shares redeemed	(57,489,268)	(60,527,361)

Total Class II Shares	(53,468,880)	(55,005,518)

Change in net assets from capital transactions	$(216,207,908)	$(231,881,236)

SHARE TRANSACTIONS:
Class I Shares
Issued	293,544	335,001
Reinvested	384,224	432,375
Redeemed	(8,884,283)	(11,402,702)

Total Class I Shares	(8,206,515)	(10,635,326)

Class II Shares
Issued	123,242	259,464
Reinvested	65,916	72,512
Redeemed	(2,901,213)	(3,647,012)

Total Class II Shares	(2,712,055)	(3,315,036)

Total change in shares	(10,918,570)	(13,950,362)

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Large Cap Growth Fund

		Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income (Loss) to Average Net Assets (b)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Year Ended December 31, 2013 (e)	$17.31	0.12	6.22	6.34	(0.16)	—	(0.16)	$23.49	36.70%		$1,212,244,085	0.63%	0.59%		0.70%	44.07%
Year Ended December 31, 2012 (e)	$14.69	0.15	2.59	2.74	(0.12)	—	(0.12)	$17.31	18.68%		$1,035,691,930	0.63%	0.88%		0.70%	46.31%
Year Ended December 31, 2011 (e)	$15.18	0.12	(0.44)	(0.32)	(0.11)	(0.06)	(0.17)	$14.69	(2.23%	)	$1,034,868,666	0.65%	0.77%		0.72%	94.50%
Year Ended December 31, 2010 (e)	$14.08	(0.04)	1.25	1.21	(0.01)	(0.10)	(0.11)	$15.18	8.80%		$1,322,344,042	0.64%	(0.24%	)	0.72%	55.10%
Period Ended December 31, 2009 (e)(f)	$10.00	0.03	4.32	4.35	(0.03)	(0.24)	(0.27)	$14.08	43.53%		$7,000,118	0.65%	0.29%		1.44%	29.72%

Class II Shares
Year Ended December 31, 2013 (e)	$17.27	0.07	6.19	6.26	(0.11)	—	(0.11)	$23.42	36.29%		$304,897,633	0.88%	0.34%		0.95%	44.07%
Year Ended December 31, 2012 (e)	$14.65	0.10	2.60	2.70	(0.08)	—	(0.08)	$17.27	18.42%		$271,613,800	0.88%	0.62%		0.95%	46.31%
Year Ended December 31, 2011 (e)	$15.14	0.08	(0.44)	(0.36)	(0.07)	(0.06)	(0.13)	$14.65	(2.50%	)	$278,960,967	0.90%	0.51%		0.97%	94.50%
Year Ended December 31, 2010 (e)	$14.07	(0.06)	1.23	1.17	—	(0.10)	(0.10)	$15.14	8.52%		$364,586,589	0.88%	(0.41%	)	1.03%	55.10%
Period Ended December 31, 2009 (e)(f)	$10.00	—	4.33	4.33	(0.02)	(0.24)	(0.26)	$14.07	43.29%		$1,695,645	0.89%	0.02%		1.94%	29.72%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009. Total return is calculated based on inception date of March 24, 2009 through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Large Cap Growth Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

20

Notes to Financial Statements (Continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,508,808,450	$—	$—	$1,508,808,450
Mutual Fund	9,614,290	—	—	9,614,290
Repurchase Agreements	—	35,416,034	—	35,416,034
Total Assets	$1,518,422,740	$35,416,034	$—	$1,553,838,774

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

21

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as

22

Notes to Financial Statements (Continued)

December 31, 2013

securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, the repos on a gross basis were as follows:

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17 – 01/15/23; total market value $306,000,063.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

23

Notes to Financial Statements (Continued)

December 31, 2013

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Investments and Foreign Currency Transactions
$—	$567	$(567)

Amount designated as “—” is zero or has been rounded to zero.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

24

Notes to Financial Statements (Continued)

December 31, 2013

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected The Boston Company Asset Management, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses without any exclusions for Rule 12b-1 fees or administrative services fees according to the table below through April 30, 2014.

Class	Expense Limitation
Class I	0.65%
Class II	0.90%

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Total
$1,092,349	$707,962	$690,090	$2,490,401

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

25

Notes to Financial Statements (Continued)

December 31, 2013

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $270,051 for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $422,154 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $4,688.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $2,086,872 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances

26

Notes to Financial Statements (Continued)

December 31, 2013

are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $607,307,899 and sales of $834,219,753 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $69,380 of brokerage commissions.

27

Notes to Financial Statements (Continued)

December 31, 2013

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,960,356	$—	$9,960,356	$—	$9,960,356

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,617,739	$—	$8,617,739	$—	$8,617,739

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$9,885,207	$144,703,806	$154,589,013	$—	$463,275,940	$617,864,953

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,090,569,195	$464,183,076	$(913,497)	$463,269,579

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $5,258,134 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Large Cap Growth Fund (formerly Oppenheimer NVIT Large Cap Growth Fund) (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

29

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 93.96%.

30

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
				(specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

31

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

32

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

33

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

34

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

35

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

36

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

37

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

38

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

39

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

40

Annual Report

December 31, 2013

NVIT Mid Cap Index Fund

AR-MCX 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben

Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Mid Cap Index Fund

For the annual period ended December 31, 2013, the NVIT Mid Cap Index Fund (Class I) returned 33.05% versus 33.50% for its benchmark, the S&P MidCap 400® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mid-Cap Core Funds (consisting of 86 funds as of December 31, 2013) was 33.13% for the same time period.

U.S. mid-cap stocks, as represented by the S&P MidCap 400® Index, advanced 33.50% for the year as the Federal Reserve continued its stimulus measures and corporate profits benefited from the slow but positive growth environment.

U.S. equity markets began 2013 with a powerful relief rally after the United States averted the worst of its potential fiscal crisis with a last-minute tax deal. The rally softened in February, however, as economic momentum slowed. Later in the first quarter, a stalemate presidential election in Italy and a severe banking crisis in Cyprus reminded investors that political and financial instability in Europe continued to pose risks. The ascent of equities persevered as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield.

As the year progressed, the direction of stock markets became increasingly dominated by speculation around the future of monetary policy. Sluggish U.S. growth, ironically, was often conducive to positive stock market performance as weak economic data reinforced investors’ expectations that the U.S. Federal Reserve would maintain its accommodative stance. In addition, the modest pace of economic growth boded well for corporate profit margins as the U.S. recovery was strong enough to support revenues while nearly stagnant wage growth kept costs low.

After peaking in late May, stock markets recoiled when Fed Chairman Ben Bernanke mentioned the possibility of gradually reducing (or “tapering”) monetary stimulus before the end of 2013. Volatility picked up considerably as many investors misinterpreted the Fed’s remarks as signaling the end of low short-term interest rates. Equities staged a swift midsummer rebound, however, when the Fed’s tone turned more dovish. Later in the third quarter, mixed economic data drove high volatility as the numbers made investors increasingly anxious about when and how much the Fed would scale back on its monthly asset purchase program. Also concerning was the escalation of the revolution in Egypt and the civil war in Syria, events that fueled higher oil prices, an additional headwind for global growth.

September brought another sharp rally as the Fed defied market expectations with its decision to delay tapering its asset purchases. On the geopolitical front, the turmoil in Egypt and Syria subsided and the re-election of Angela Merkel as chancellor of Germany was welcomed as a continuation of the status quo. The equity market advance was interrupted again in late September when the U.S. teetered on breaching the national debt ceiling and political brinksmanship led to a partial government shutdown. The rally quickly resumed in mid-October when politicians engineered a compromise to reopen the government and extend the debt ceiling until early 2014.

As economic indicators improved later in the fall, investors grappled with rising uncertainty around the timing of the anticipated Fed taper. This anxiety was ultimately relieved when the central bank announced the commencement of tapering in mid-December. Investors reacted positively to this policy move as it signaled the Fed’s perception of real improvement in U.S. growth. Sentiment also was buoyed by the extension of the Fed’s expected time horizon for maintaining low short-term interest rates.

The Fund underperformed the index for the year ended December 31, 2013, by 0.45%. From a sector perspective, all sectors posted strong gains for 2013. Industrials and health care in particular led in performance for the year.

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA, CPA; Edward Corallo; and Greg Savage, CFA

5

Fund Commentary (con’t.)	NVIT Mid Cap Index Fund

The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities, including stocks of mid-sized companies. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Mid Cap Index Fund

Objective

The Fund seeks capital appreciation.

Asset Allocation†

Common Stocks	99.1%
Repurchase Agreements	7.6%
Mutual Fund	0.9%
Liabilities in excess of other assets††	(7.6)%
100.0%

Top Industries†††

Real Estate Investment Trusts (REITs)	7.6%
Machinery	5.1%
Insurance	4.6%
Specialty Retail	4.3%
Commercial Banks	4.2%
Software	4.1%
Information Technology Services	3.0%
Health Care Providers & Services	2.9%
Chemicals	2.6%
Oil, Gas & Consumable Fuels	2.6%
Other Industries*	59.0%
100.0%

Top Holdings†††

Fidelity Institutional Money Market Fund — Institutional Class	0.8%
Affiliated Managers Group, Inc.	0.7%
Tractor Supply Co.	0.7%
Green Mountain Coffee Roasters, Inc.	0.6%
LKQ Corp.	0.6%
HollyFrontier Corp.	0.6%
Henry Schein, Inc.	0.6%
Polaris Industries, Inc.	0.6%
Church & Dwight Co., Inc.	0.6%
Cimarex Energy Co.	0.5%
Other Holdings*	93.7%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

7

Fund Performance	NVIT Mid Cap Index Fund

Average Annual Total Return1

(For periods ended December 31, 2013)	1 Yr.	5 Yr.	10 Yr.
Class I	33.05%	21.33%	9.86%
Class II2	32.81%	21.10%	9.66%
Class Y2	33.28%	21.51%	9.99%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of the Class Y shares (May 1, 2006), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced because all classes of shares invest in the same portfolio of securities.

Expense Ratios

Expense Ratio*
Class I	0.42%
Class II	0.67%
Class Y	0.27%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Mid Cap Index Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Mid Cap Index Fund versus performance of the S&P MidCap 400® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT Mid Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Mid Cap Index Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,163.00	2.18	0.40
	Hypothetical	[a,b]	1,000.00	1,023.19	2.04	0.40
Class II Shares	Actual	[a]	1,000.00	1,161.80	3.32	0.61
	Hypothetical	[a,b]	1,000.00	1,022.13	3.11	0.61
Class Y Shares	Actual	[a]	1,000.00	1,164.00	1.36	0.25
	Hypothetical	[a,b]	1,000.00	1,023.95	1.28	0.25

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Mid Cap Index Fund

Common Stocks 99.1%

	Shares	Market Value

Aerospace & Defense 1.8%
Alliant Techsystems, Inc. (a)	27,992	$3,406,066
B/E Aerospace, Inc.*	86,591	7,536,015
Esterline Technologies Corp.*	27,601	2,814,198
Exelis, Inc.	165,643	3,157,156
Huntington Ingalls Industries, Inc.	43,398	3,906,254
Triumph Group, Inc.	45,783	3,482,713

		24,302,402

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	80,236	1,408,944

Airlines 0.4%
Alaska Air Group, Inc. (a)	61,058	4,479,826
JetBlue Airways Corp.*	191,351	1,636,051

		6,115,877

Auto Components 0.3%
Gentex Corp. (a)	127,284	4,199,099

Automobiles 0.2%
Thor Industries, Inc.	39,394	2,175,731

Biotechnology 0.7%
Cubist Pharmaceuticals, Inc.*	65,133	4,485,710
United Therapeutics Corp.*	40,643	4,595,910

		9,081,620

Building Products 1.0%
A.O. Smith Corp.	67,355	3,633,129
Fortune Brands Home & Security, Inc.	146,156	6,679,329
Lennox International, Inc.	40,034	3,405,292

		13,717,750

Capital Markets 2.7%
Affiliated Managers Group, Inc.*	46,580	10,102,270
Apollo Investment Corp.	197,801	1,677,352
Eaton Vance Corp.	106,719	4,566,506
Federated Investors, Inc., Class B (a)	82,875	2,386,800
Greenhill & Co., Inc. (a)	22,981	1,331,519
Janus Capital Group, Inc.	131,530	1,627,026
Raymond James Financial, Inc.	108,384	5,656,561
SEI Investments Co.	125,968	4,374,869
Waddell & Reed Financial, Inc., Class A	75,123	4,892,010

		36,614,913

Chemicals 2.8%
Albemarle Corp.	71,582	4,537,583
Ashland, Inc.	63,387	6,151,075
Cabot Corp.	52,438	2,695,313
Cytec Industries, Inc.	31,170	2,903,797
Intrepid Potash, Inc.* (a)	48,670	770,933
Minerals Technologies, Inc.	30,263	1,817,898
NewMarket Corp. (a)	10,024	3,349,520

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
Olin Corp. (a)	69,939	$2,017,740
RPM International, Inc.	116,914	4,853,100
Scotts Miracle-Gro Co. (The), Class A	38,654	2,405,052
Sensient Technologies Corp.	44,045	2,137,063
Valspar Corp. (The)	70,889	5,053,677

		38,692,751

Commercial Banks 4.6%
Associated Banc-Corp.	142,858	2,485,729
BancorpSouth, Inc. (a)	73,739	1,874,445
Bank of Hawaii Corp.	39,173	2,316,691
Cathay General Bancorp	64,714	1,729,805
City National Corp.	41,633	3,298,166
Commerce Bancshares, Inc.	71,671	3,218,745
Cullen/Frost Bankers, Inc.	46,295	3,445,737
East West Bancorp, Inc.	121,137	4,236,161
First Horizon National Corp.	207,724	2,419,985
First Niagara Financial Group, Inc.	311,344	3,306,473
FirstMerit Corp.	145,182	3,227,396
Fulton Financial Corp.	169,156	2,212,561
Hancock Holding Co.	72,175	2,647,379
International Bancshares Corp.	50,296	1,327,311
Prosperity Bancshares, Inc.	49,893	3,162,717
Signature Bank* (a)	41,589	4,467,490
SVB Financial Group*	40,162	4,211,387
Synovus Financial Corp.	854,588	3,076,517
TCF Financial Corp.	145,055	2,357,144
Trustmark Corp.	59,138	1,587,264
Valley National Bancorp (a)	175,691	1,777,993
Webster Financial Corp.	79,486	2,478,374
Westamerica Bancorporation (a)	23,442	1,323,535

		62,189,005

Commercial Services & Supplies 1.8%
Brink’s Co. (The)	42,493	1,450,711
Clean Harbors, Inc.* (a)	48,560	2,911,658
Copart, Inc.*	98,278	3,601,889
Deluxe Corp.	44,434	2,319,010
Herman Miller, Inc.	51,919	1,532,649
HNI Corp. (a)	39,880	1,548,540
Mine Safety Appliances Co.	27,832	1,425,277
Rollins, Inc.	56,494	1,711,203
RR Donnelley & Sons Co. (a)	159,834	3,241,433
Waste Connections, Inc.	108,649	4,740,356

		24,482,726

Communications Equipment 1.0%
ADTRAN, Inc.	50,705	1,369,542
Ciena Corp.* (a)	90,761	2,171,911
InterDigital, Inc.	36,275	1,069,750
JDS Uniphase Corp.*	204,840	2,658,823
Plantronics, Inc.	38,528	1,789,626
Polycom, Inc.*	125,837	1,413,149

11

Statement of Investments (Continued)

December 31, 2013

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Riverbed Technology, Inc.* (a)	142,321	$2,573,164

		13,045,965

Computers & Peripherals 1.2%
3D Systems Corp.* (a)	84,048	7,810,581
Diebold, Inc. (a)	56,181	1,854,535
Lexmark International, Inc., Class A (a)	54,582	1,938,752
NCR Corp.*	146,333	4,984,102

		16,587,970

Construction & Engineering 0.8%
AECOM Technology Corp.*	86,302	2,539,868
Granite Construction, Inc.	31,849	1,114,078
KBR, Inc.	130,280	4,154,629
URS Corp.	65,866	3,490,239

		11,298,814

Construction Materials 0.5%
Eagle Materials, Inc.	43,919	3,400,648
Martin Marietta Materials, Inc.	40,676	4,065,160

		7,465,808

Containers & Packaging 1.7%
AptarGroup, Inc.	57,884	3,925,114
Greif, Inc., Class A	26,807	1,404,687
Packaging Corp. of America	86,245	5,457,584
Rock Tenn Co., Class A	63,344	6,651,753
Silgan Holdings, Inc.	38,508	1,849,154
Sonoco Products Co.	89,669	3,740,991

		23,029,283

Distributors 0.6%
LKQ Corp.*	264,314	8,695,931

Diversified Consumer Services 0.9%
Apollo Education Group, Inc., Class A*	87,824	2,399,352
DeVry Education Group, Inc. (a)	50,108	1,778,834
Matthews International Corp., Class A	24,022	1,023,577
Service Corp. International	186,438	3,380,121
Sotheby’s	60,438	3,215,302

		11,797,186

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	76,645	3,982,474
MSCI, Inc.*	104,076	4,550,203

		8,532,677

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	126,632	3,858,477

Electric Utilities 1.6%
Cleco Corp.	53,184	2,479,438

Common Stocks (continued)

	Shares	Market Value

Electric Utilities (continued)
Great Plains Energy, Inc.	135,042	$3,273,418
Hawaiian Electric Industries, Inc. (a)	87,639	2,283,872
IDACORP, Inc. (a)	44,196	2,291,121
OGE Energy Corp.	174,506	5,915,753
PNM Resources, Inc.	70,108	1,691,005
Westar Energy, Inc. (a)	111,838	3,597,829

		21,532,436

Electrical Equipment 1.0%
Acuity Brands, Inc.	37,758	4,127,705
General Cable Corp.	43,813	1,288,540
Hubbell, Inc., Class B	47,310	5,152,059
Regal-Beloit Corp.	39,646	2,922,703

		13,491,007

Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.*	88,594	4,806,224
Avnet, Inc.	120,978	5,336,340
Ingram Micro, Inc., Class A*	135,588	3,180,894
Itron, Inc.*	34,466	1,427,926
National Instruments Corp.	85,883	2,749,974
Tech Data Corp.*	33,235	1,714,926
Trimble Navigation Ltd.*	226,711	7,866,872
Vishay Intertechnology, Inc.*	119,265	1,581,454

		28,664,610

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	50,722	2,708,047
CARBO Ceramics, Inc. (a)	17,464	2,035,080
Dresser-Rand Group, Inc.*	67,097	4,000,994
Dril-Quip, Inc.*	35,789	3,934,285
Helix Energy Solutions Group, Inc.*	86,582	2,006,971
Oceaneering International, Inc.	95,134	7,504,170
Oil States International, Inc.*	48,502	4,933,623
Patterson-UTI Energy, Inc.	126,774	3,209,918
Superior Energy Services, Inc.*	140,272	3,732,638
Tidewater, Inc.	43,623	2,585,535
Unit Corp.*	38,459	1,985,254

		38,636,515

Food & Staples Retailing 0.5%
Harris Teeter Supermarkets, Inc.	43,515	2,147,465
SUPERVALU, Inc.*	173,663	1,266,004
United Natural Foods, Inc.*	43,516	3,280,671

		6,694,140

Food Products 2.4%
Dean Foods Co.*	83,111	1,428,678
Flowers Foods, Inc.	154,068	3,307,840
Green Mountain Coffee Roasters, Inc.* (a)	115,305	8,714,752
Hain Celestial Group, Inc. (The)*	41,561	3,772,908

12

Statement of Investments (Continued)

December 31, 2013

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Hillshire Brands Co.	108,196	$3,618,074
Ingredion, Inc.	67,399	4,614,135
Lancaster Colony Corp.	17,053	1,503,222
Post Holdings, Inc.*	28,779	1,417,941
Tootsie Roll Industries, Inc. (a)	17,895	582,303
WhiteWave Foods Co., Class A*	152,541	3,499,291

		32,459,144

Gas Utilities 1.3%
Atmos Energy Corp.	79,961	3,631,828
National Fuel Gas Co.	73,597	5,254,826
Questar Corp.	153,983	3,540,069
UGI Corp.	100,347	4,160,387
WGL Holdings, Inc.	45,536	1,824,172

		18,411,282

Health Care Equipment & Supplies 2.4%
Cooper Cos., Inc. (The)	43,043	5,330,445
Hill-Rom Holdings, Inc.	51,624	2,134,136
Hologic, Inc.*	240,180	5,368,023
IDEXX Laboratories, Inc.* (a)	45,614	4,851,961
Masimo Corp.* (a)	45,297	1,324,031
ResMed, Inc. (a)	124,938	5,882,081
STERIS Corp.	51,847	2,491,249
Teleflex, Inc.	36,191	3,396,887
Thoratec Corp.*	50,075	1,832,745

		32,611,558

Health Care Providers & Services 3.2%
Community Health Systems, Inc.*	83,538	3,280,537
Health Management Associates, Inc., Class A*	232,660	3,047,846
Health Net, Inc.*	69,966	2,075,891
Henry Schein, Inc.*	75,466	8,622,745
LifePoint Hospitals, Inc.*	41,325	2,183,613
MEDNAX, Inc.*	88,416	4,719,646
Omnicare, Inc.	90,512	5,463,305
Owens & Minor, Inc.	55,563	2,031,383
Universal Health Services, Inc., Class B	78,633	6,389,718
VCA Antech, Inc.*	78,083	2,448,683
WellCare Health Plans, Inc.*	38,448	2,707,508

		42,970,875

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	139,753	2,160,581
HMS Holdings Corp.*	77,696	1,766,030

		3,926,611

Hotels, Restaurants & Leisure 1.6%
Bally Technologies, Inc.*	34,285	2,689,658
Bob Evans Farms, Inc.	24,019	1,215,121
Brinker International, Inc.	58,963	2,732,346

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The) (a)	42,293	$2,041,483
Domino’s Pizza, Inc.	49,008	3,413,407
International Speedway Corp., Class A	24,591	872,735
Life Time Fitness, Inc.* (a)	34,531	1,622,957
Panera Bread Co., Class A*	23,520	4,155,749
Scientific Games Corp., Class A*	42,818	724,909
Wendy’s Co. (The) (a)	247,960	2,162,211

		21,630,576

Household Durables 1.8%
Jarden Corp.*	105,185	6,453,100
KB Home (a)	73,051	1,335,372
M.D.C. Holdings, Inc.* (a)	34,443	1,110,442
NVR, Inc.* (a)	3,678	3,773,665
Tempur Sealy International, Inc.*	53,209	2,871,158
Toll Brothers, Inc.*	139,770	5,171,490
Tupperware Brands Corp.	44,533	4,209,704

		24,924,931

Household Products 1.0%
Church & Dwight Co., Inc.	122,082	8,091,595
Energizer Holdings, Inc.	54,758	5,927,006

		14,018,601

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	55,936	4,441,318

Information Technology Services 3.3%
Acxiom Corp.*	66,087	2,443,897
Broadridge Financial Solutions, Inc.	104,819	4,142,447
Convergys Corp.	89,403	1,881,933
CoreLogic, Inc.*	82,377	2,926,855
DST Systems, Inc.	25,946	2,354,340
Gartner, Inc.* (a)	81,024	5,756,755
Global Payments, Inc.	64,068	4,163,779
Jack Henry & Associates, Inc.	75,265	4,456,441
Leidos Holdings, Inc.	64,015	2,976,057
Lender Processing Services, Inc.	75,144	2,808,883
ManTech International Corp., Class A (a)	20,998	628,470
NeuStar, Inc., Class A*	55,040	2,744,294
Science Applications International Corp.	36,621	1,211,057
VeriFone Systems, Inc.*	96,106	2,577,563
WEX, Inc.*	34,194	3,386,232

		44,459,003

Insurance 5.0%
Alleghany Corp.*	14,747	5,898,210
American Financial Group, Inc.	62,881	3,629,491
Arthur J. Gallagher & Co.	115,671	5,428,440
Aspen Insurance Holdings Ltd.	57,681	2,382,802

13

Statement of Investments (Continued)

December 31, 2013

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Brown & Brown, Inc.	104,897	$3,292,717
Everest Re Group Ltd.	42,106	6,563,062
Fidelity National Financial, Inc., Class A	219,578	7,125,306
First American Financial Corp.	92,909	2,620,034
Hanover Insurance Group, Inc. (The)	38,589	2,304,149
HCC Insurance Holdings, Inc.	88,124	4,066,041
Kemper Corp.	45,027	1,840,704
Mercury General Corp.	31,721	1,576,851
Old Republic International Corp.	212,676	3,672,915
Primerica, Inc.	48,246	2,070,236
Protective Life Corp.	69,106	3,500,910
Reinsurance Group of America, Inc.	62,044	4,802,826
StanCorp Financial Group, Inc.	38,668	2,561,755
W.R. Berkley Corp.	96,212	4,174,639

		67,511,088

Internet & Catalog Retail 0.1%
HSN, Inc.	29,275	1,823,833

Internet Software & Services 1.2%
AOL, Inc.*	69,026	3,217,992
Equinix, Inc.*	43,767	7,766,454
Rackspace Hosting, Inc.* (a)	100,834	3,945,634
ValueClick, Inc.*	55,256	1,291,333

		16,221,413

Leisure Equipment & Products 0.9%
Brunswick Corp.	79,990	3,684,339
Polaris Industries, Inc.	56,640	8,249,050

		11,933,389

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	17,674	2,184,683
Charles River Laboratories International, Inc.*	42,294	2,243,274
Covance, Inc.*	49,399	4,350,076
Mettler-Toledo International, Inc.*	26,094	6,330,143
Techne Corp.	29,189	2,763,323

		17,871,499

Machinery 5.5%
AGCO Corp.	79,626	4,713,063
CLARCOR, Inc.	44,054	2,834,875
Crane Co.	42,969	2,889,665
Donaldson Co., Inc.	118,254	5,139,319
Graco, Inc.	53,853	4,206,996
Harsco Corp.	70,988	1,989,794
IDEX Corp.	71,303	5,265,727
ITT Corp.	79,777	3,463,917
Kennametal, Inc.	68,975	3,591,528
Lincoln Electric Holdings, Inc.	71,739	5,117,860
Nordson Corp.	53,096	3,945,033

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Oshkosh Corp.	75,938	$3,825,757
SPX Corp.	39,889	3,973,343
Terex Corp. (b)	97,976	4,114,012
Timken Co.	69,879	3,848,237
Trinity Industries, Inc.	68,641	3,742,307
Valmont Industries, Inc.	23,561	3,513,416
Wabtec Corp.	84,683	6,289,407
Woodward, Inc.	53,318	2,431,834

		74,896,090

Marine 0.4%
Kirby Corp.*	49,922	4,954,758
Matson, Inc.	37,743	985,470

		5,940,228

Media 1.4%
AMC Networks, Inc., Class A*	52,133	3,550,779
Cinemark Holdings, Inc.	91,306	3,043,229
DreamWorks Animation SKG, Inc., Class A*	62,671	2,224,821
John Wiley & Sons, Inc., Class A (a)	40,760	2,249,952
Lamar Advertising Co., Class A*	57,443	3,001,397
Meredith Corp.	32,658	1,691,684
New York Times Co. (The), Class A (a)	110,728	1,757,253
Valassis Communications, Inc. (a)	33,909	1,161,383

		18,680,498

Metals & Mining 1.5%
Carpenter Technology Corp.	46,598	2,898,396
Commercial Metals Co.	102,974	2,093,461
Compass Minerals International, Inc.	29,455	2,357,873
Reliance Steel & Aluminum Co.	68,016	5,158,333
Royal Gold, Inc.	57,280	2,638,890
Steel Dynamics, Inc.	195,240	3,814,990
Worthington Industries, Inc.	46,615	1,961,559

		20,923,502

Multiline Retail 0.3%
Big Lots, Inc.*	51,306	1,656,671
J.C. Penney Co., Inc.* (a)	268,028	2,452,456

		4,109,127

Multi-Utilities 1.1%
Alliant Energy Corp.	97,563	5,034,251
Black Hills Corp.	39,145	2,055,504
MDU Resources Group, Inc.	166,058	5,073,072
Vectren Corp.	72,458	2,572,259

		14,735,086

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	44,184	2,389,471

14

Statement of Investments (Continued)

December 31, 2013

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 2.8%
Alpha Natural Resources, Inc.*	194,739	$1,390,437
Bill Barrett Corp.* (a)	43,139	1,155,262
Cimarex Energy Co.	76,361	8,011,033
Energen Corp.	63,923	4,522,552
Gulfport Energy Corp.*	73,948	4,669,816
HollyFrontier Corp.	174,666	8,679,154
Rosetta Resources, Inc.*	53,900	2,589,356
SM Energy Co.	58,910	4,896,010
World Fuel Services Corp. (a)	63,515	2,741,307

		38,654,927

Paper & Forest Products 0.4%
Domtar Corp.	28,477	2,686,520
Louisiana-Pacific Corp.*	124,171	2,298,405

		4,984,925

Pharmaceuticals 1.1%
Endo Health Solutions, Inc.* (a)	100,978	6,811,976
Mallinckrodt PLC*	50,759	2,652,665
Salix Pharmaceuticals Ltd.*	55,313	4,974,851

		14,439,492

Professional Services 1.2%
Corporate Executive Board Co. (The)	29,573	2,289,838
FTI Consulting, Inc.*	35,349	1,454,258
Manpowergroup, Inc.	69,462	5,964,007
Towers Watson & Co., Class A	56,759	7,243,016

		16,951,119

Real Estate Investment Trusts (REITs) 8.2%
Alexandria Real Estate Equities, Inc.	62,996	4,007,805
American Campus Communities, Inc.	92,171	2,968,828
BioMed Realty Trust, Inc.	168,986	3,062,026
BRE Properties, Inc.	67,888	3,714,152
Camden Property Trust	75,024	4,267,365
Corporate Office Properties Trust	76,903	1,821,832
Corrections Corp. of America	101,898	3,267,869
Duke Realty Corp.	286,521	4,309,276
Equity One, Inc.	55,723	1,250,424
Essex Property Trust, Inc.	33,450	4,800,409
Extra Space Storage, Inc.	96,713	4,074,519
Federal Realty Investment Trust	57,171	5,797,711
Highwoods Properties, Inc.	79,094	2,860,830
Home Properties, Inc.	50,046	2,683,467
Hospitality Properties Trust	130,386	3,524,334
Kilroy Realty Corp.	72,180	3,621,992
Liberty Property Trust	128,917	4,366,419
Mack-Cali Realty Corp.	77,474	1,664,142
Mid-America Apartment Communities, Inc.	65,765	3,994,566
National Retail Properties, Inc.	107,184	3,250,891
Omega Healthcare Investors, Inc.	107,771	3,211,576

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Potlatch Corp.	35,680	$1,489,283
Rayonier, Inc.	111,033	4,674,489
Realty Income Corp.	170,758	6,374,396
Regency Centers Corp.	81,203	3,759,699
Senior Housing Properties Trust	165,498	3,679,021
SL Green Realty Corp.	80,334	7,421,255
Taubman Centers, Inc.	55,898	3,573,000
UDR, Inc.	220,494	5,148,535
Weingarten Realty Investors	98,689	2,706,052

		111,346,163

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	37,517	1,565,584
Jones Lang LaSalle, Inc.	39,082	4,001,606

		5,567,190

Road & Rail 1.4%
Con-way, Inc.	50,062	1,987,962
Genesee & Wyoming, Inc., Class A*	44,685	4,291,994
J.B. Hunt Transport Services, Inc.	80,834	6,248,468
Landstar System, Inc.	40,224	2,310,869
Old Dominion Freight Line, Inc.*	61,350	3,252,777
Werner Enterprises, Inc. (a)	40,319	997,089

		19,089,159

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc.* (a)	541,297	2,094,819
Atmel Corp.*	374,395	2,931,513
Cree, Inc.*	106,137	6,640,992
Cypress Semiconductor Corp.*	122,405	1,285,253
Fairchild Semiconductor International, Inc.*	111,732	1,491,622
Integrated Device Technology, Inc.*	121,418	1,237,249
International Rectifier Corp.*	62,585	1,631,591
Intersil Corp., Class A	112,423	1,289,492
RF Micro Devices, Inc.*	248,609	1,282,823
Semtech Corp.*	60,410	1,527,165
Silicon Laboratories, Inc.*	34,923	1,512,515
Skyworks Solutions, Inc.*	165,099	4,715,227
SunEdison, Inc.*	215,775	2,815,864
Teradyne, Inc.*	168,556	2,969,957

		33,426,082

Software 4.4%
ACI Worldwide, Inc.*	33,881	2,202,265
Advent Software, Inc.	35,435	1,239,871
ANSYS, Inc.*	81,475	7,104,620
Cadence Design Systems, Inc.*	253,085	3,548,252
CommVault Systems, Inc.*	39,097	2,927,583
Compuware Corp.	190,573	2,136,323
Concur Technologies, Inc.*	41,411	4,272,787
FactSet Research Systems, Inc. (a)	35,236	3,825,925

15

Statement of Investments (Continued)

December 31, 2013

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Fair Isaac Corp.	30,383	$1,909,268
Informatica Corp.*	95,438	3,960,677
Mentor Graphics Corp.	85,723	2,063,352
MICROS Systems, Inc.*	66,172	3,796,287
PTC, Inc.*	105,103	3,719,595
Rovi Corp.*	89,946	1,771,037
SolarWinds, Inc.*	57,588	2,178,554
Solera Holdings, Inc.	60,559	4,285,155
Synopsys, Inc.*	135,782	5,508,676
TIBCO Software, Inc.*	134,814	3,030,619

		59,480,846

Specialty Retail 4.6%
Aaron’s, Inc.	67,117	1,973,240
Abercrombie & Fitch Co., Class A (a)	67,218	2,212,144
Advance Auto Parts, Inc.	64,040	7,087,947
American Eagle Outfitters, Inc.	149,281	2,149,646
Ann, Inc.*	40,424	1,477,902
Ascena Retail Group, Inc.*	113,281	2,397,026
Cabela’s, Inc.*	40,992	2,732,527
Chico’s FAS, Inc. (a)	139,574	2,629,574
CST Brands, Inc. (a)	66,515	2,442,431
Dick’s Sporting Goods, Inc.	89,600	5,205,760
Foot Locker, Inc.	130,584	5,411,401
Guess?, Inc.	52,298	1,624,899
Murphy USA, Inc.*	39,084	1,624,331
Office Depot, Inc.*	419,951	2,221,541
Rent-A-Center, Inc.	47,111	1,570,681
Signet Jewelers Ltd.	70,513	5,549,373
Tractor Supply Co.	122,728	9,521,238
Williams-Sonoma, Inc.	78,273	4,561,750

		62,393,411

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	47,959	3,442,977
Deckers Outdoor Corp.* (a)	30,384	2,566,233
Hanesbrands, Inc.	87,150	6,124,030
Under Armour, Inc., Class A* (a)	70,593	6,162,769

		18,296,009

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	74,027	1,023,793
New York Community Bancorp, Inc. (a)	387,661	6,532,088
Washington Federal, Inc.	89,465	2,083,640

		9,639,521

Tobacco 0.1%
Universal Corp. (a)	20,407	1,114,222

Trading Companies & Distributors 1.0%
GATX Corp.	40,654	2,120,919
MSC Industrial Direct Co., Inc., Class A	42,389	3,427,998

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors (continued)
United Rentals, Inc.*	81,983	$6,390,575
Watsco, Inc.	23,830	2,289,110

		14,228,602

Water Utilities 0.3%
Aqua America, Inc.	155,422	3,666,405

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	86,867	2,239,431

Total Common Stocks (cost $917,614,990)		1,348,718,264

Mutual Fund 0.9%
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (c)	11,617,742	11,617,742

Total Mutual Fund (cost $11,617,742)		11,617,742

Repurchase Agreements 7.6%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $10,000,003, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.75%, maturing 01/30/14 - 06/12/37; total market value $10,200,016. (d)	$10,000,000	10,000,000
Credit Suisse (USA) LLC, 0.01%, dated 12/31/13, due 01/02/14, repurchase price $30,000,017, collateralized by U.S. Government Agency Securities, ranging from 1.13% -5.50%, maturing 04/20/24 -10/20/43; total market value $30,600,071. (d)	30,000,000	30,000,000
Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $20,000,889, collateralized by U.S. Government Treasury Securities, 0.13%, maturing 04/15/17 - 01/15/23; total market value $20,400,004. (d)	20,000,000	20,000,000

16

Statement of Investments (Continued)

December 31, 2013

NVIT Mid Cap Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.05%, dated 12/31/13, due 01/02/14, repurchase price $8,466,765, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $8,636,098. (d)	$8,466,763	$8,466,763
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $35,000,544, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $35,700,002. (d)	35,000,000	35,000,000

Total Repurchase Agreements (cost $103,466,763)		103,466,763

Total Investments (cost $1,032,699,495) (e) — 107.6%		1,463,802,769

Liabilities in excess of other assets — (7.6%)		(103,347,934)

NET ASSETS — 100.0%		$1,360,454,835

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $101,365,035.

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of December 31, 2013.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $103,466,763.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

RE	Reinsured

REIT	Real Estate Investment Trust

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
95	S&P MID 400 E-Mini	03/21/14	$12,724,300	$296,287

December 31, 2013, the Fund has $270,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

December 31, 2013

NVIT Mid Cap Index Fund
Assets:
Investments, at value* (cost $929,232,732)	$1,360,336,006
Repurchase agreements, at value and cost	103,466,763

Total Investments	1,463,802,769

Deposits with broker for futures contracts	270,000
Dividends receivable	1,240,530
Security lending income receivable	45,494
Receivable for investments sold	13,465
Receivable for capital shares issued	189,874
Receivable for variation margin on futures contracts	30,837
Prepaid expenses	2,781

Total Assets	1,465,595,750

Liabilities:
Payable for capital shares redeemed	1,322,463
Payable upon return of securities loaned (Note 2)	103,466,763
Accrued expenses and other payables:
Investment advisory fees	231,322
Fund administration fees	34,837
Distribution fees	3,672
Administrative servicing fees	46,882
Accounting and transfer agent fees	490
Trustee fees	1,315
Custodian fees	7,906
Compliance program costs (Note 3)	49
Professional fees	9,613
Printing fees	15,026
Other	577

Total Liabilities	105,140,915

Net Assets	$1,360,454,835

Represented by:
Capital	$878,863,753
Accumulated undistributed net investment income	1,225,345
Accumulated net realized gains from investments and futures transactions	48,966,176
Net unrealized appreciation/(depreciation) from investments	431,103,274
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	296,287

Net Assets	$1,360,454,835

*	Includes value of securities on loan of $101,365,035 (Note 2).

18

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Mid Cap Index Fund
Net Assets:
Class I Shares	$382,128,280
Class II Shares	17,578,154
Class Y Shares	960,748,401

Total	$1,360,454,835

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	15,645,543
Class II Shares	723,528
Class Y Shares	39,333,219

Total	55,702,290

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$24.42
Class II Shares	$24.30
Class Y Shares	$24.43

The accompanying notes are an integral part of these financial statements.

19

Statement of Operations

For the Year Ended December 31, 2013

NVIT Mid Cap Index Fund
INVESTMENT INCOME:
Dividend income	$17,164,338
Income from securities lending (Note 2)	510,923

Total Income	17,675,261

EXPENSES:
Investment advisory fees	2,559,824
Fund administration fees	387,548
Distribution fees Class II Shares	38,876
Administrative servicing fees Class I Shares	517,375
Administrative servicing fees Class II Shares	17,106
Professional fees	62,325
Printing fees	29,773
Trustee fees	42,974
Custodian fees	46,537
Accounting and transfer agent fees	5,497
Compliance program costs (Note 3)	4,178
Other	29,598

Total expenses before earnings credit	3,741,611

Earnings credit (Note 4)	(729)

Net Expenses	3,740,882

NET INVESTMENT INCOME	13,934,379

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	69,115,378
Net realized gains from futures transactions (Note 2)	3,731,433

Net realized gains from investments and futures transactions	72,846,811

Net change in unrealized appreciation/(depreciation) from investments	267,847,043
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	258,050

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	268,105,093

Net realized/unrealized gains from investments and futures transactions	340,951,904

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$354,886,283

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$13,934,379	$14,837,110
Net realized gains from investments and futures transactions	72,846,811	28,995,399
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	268,105,093	136,380,801

Change in net assets resulting from operations	354,886,283	180,213,310

Distributions to Shareholders From:
Net investment income:
Class I	(3,904,346)	(3,195,031)
Class II	(149,796)	(112,258)
Class Y	(11,092,158)	(9,922,469)
Net realized gains:
Class I	(8,895,140)	(20,110,885)
Class II	(408,467)	(867,956)
Class Y	(22,380,669)	(54,919,608)

Change in net assets from shareholder distributions	(46,830,576)	(89,128,207)

Change in net assets from capital transactions	(81,269,241)	(4,070,125)

Change in net assets	226,786,466	87,014,978

Net Assets:
Beginning of year	1,133,668,369	1,046,653,391

End of year	$1,360,454,835	$1,133,668,369

Accumulated undistributed net investment income at end of year	$1,225,345	$2,466,193

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$43,749,369	$28,116,286
Dividends reinvested	12,799,486	23,305,916
Cost of shares redeemed	(60,120,934)	(63,089,320)

Total Class I Shares	(3,572,079)	(11,667,118)

Class II Shares
Proceeds from shares issued	3,807,897	2,287,596
Dividends reinvested	558,263	980,214
Cost of shares redeemed	(3,979,874)	(3,170,906)

Total Class II Shares	386,286	96,904

Class Y Shares
Proceeds from shares issued	32,602,327	73,537,459
Dividends reinvested	33,472,827	64,842,077
Cost of shares redeemed	(144,158,602)	(130,879,447)

Total Class Y Shares	(78,083,448)	7,500,089

Change in net assets from capital transactions	$(81,269,241)	$(4,070,125)

21

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	1,980,293	1,471,263
Reinvested	558,602	1,242,515
Redeemed	(2,724,834)	(3,339,934)

Total Class I Shares	(185,939)	(626,156)

Class II Shares
Issued	173,525	120,541
Reinvested	24,551	52,580
Redeemed	(183,615)	(167,241)

Total Class II Shares	14,461	5,880

Class Y Shares
Issued	1,458,881	3,880,506
Reinvested	1,457,759	3,454,101
Redeemed	(6,620,329)	(6,792,886)

Total Class Y Shares	(3,703,689)	541,721

Total change in shares	(3,875,167)	(78,555)

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$19.03	0.23	6.00	6.23	(0.25)	(0.59)	(0.84)	$24.42	33.05%	$382,128,280	0.40%	1.01%	0.40%	10.91%
Year Ended December 31, 2012 (c)	$17.55	0.23	2.80	3.03	(0.20)	(1.35)	(1.55)	$19.03	17.47%	$301,281,784	0.41%	1.23%	0.41%	10.21%
Year Ended December 31, 2011 (c)	$18.46	0.16	(0.63)	(0.47)	(0.15)	(0.29)	(0.44)	$17.55	(2.54%)	$288,786,869	0.40%	0.85%	0.42%	20.81%
Year Ended December 31, 2010 (c)	$14.82	0.15	3.71	3.86	(0.20)	(0.02)	(0.22)	$18.46	26.20%	$317,379,516	0.42%	0.97%	0.43%	11.92%
Year Ended December 31, 2009 (c)	$11.25	0.15	3.94	4.09	(0.12)	(0.40)	(0.52)	$14.82	36.76%	$296,275,777	0.45%	1.23%	0.45%	22.52%

Class II Shares
Year Ended December 31, 2013 (c)	$18.94	0.18	5.98	6.16	(0.21)	(0.59)	(0.80)	$24.30	32.81%	$17,578,154	0.61%	0.81%	0.61%	10.91%
Year Ended December 31, 2012 (c)	$17.47	0.19	2.80	2.99	(0.17)	(1.35)	(1.52)	$18.94	17.27%	$13,428,803	0.61%	1.03%	0.61%	10.21%
Year Ended December 31, 2011 (c)	$18.38	0.13	(0.63)	(0.50)	(0.12)	(0.29)	(0.41)	$17.47	(2.68%)	$12,285,803	0.53%	0.72%	0.54%	20.81%
Year Ended December 31, 2010 (c)	$14.76	0.11	3.69	3.80	(0.16)	(0.02)	(0.18)	$18.38	25.86%	$13,715,960	0.67%	0.72%	0.68%	11.92%
Year Ended December 31, 2009 (c)	$11.20	0.12	3.93	4.05	(0.09)	(0.40)	(0.49)	$14.76	36.50%	$12,669,285	0.70%	0.99%	0.70%	22.52%

Class Y Shares
Year Ended December 31, 2013 (c)	$19.03	0.26	6.02	6.28	(0.29)	(0.59)	(0.88)	$24.43	33.28%	$960,748,401	0.25%	1.16%	0.25%	10.91%
Year Ended December 31, 2012 (c)	$17.55	0.26	2.80	3.06	(0.23)	(1.35)	(1.58)	$19.03	17.64%	$818,957,782	0.26%	1.39%	0.26%	10.21%
Year Ended December 31, 2011 (c)	$18.46	0.18	(0.63)	(0.45)	(0.17)	(0.29)	(0.46)	$17.55	(2.39%)	$745,580,719	0.25%	0.99%	0.27%	20.81%
Year Ended December 31, 2010 (c)	$14.82	0.18	3.70	3.88	(0.22)	(0.02)	(0.24)	$18.46	26.39%	$917,017,724	0.27%	1.12%	0.28%	11.92%
Year Ended December 31, 2009 (c)	$11.25	0.17	3.94	4.11	(0.14)	(0.40)	(0.54)	$14.82	36.96%	$744,821,020	0.30%	1.34%	0.30%	22.52%

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a) Security	Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

24

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,348,718,264	$—	$—	$1,348,718,264
Futures Contracts	296,287	—	—	296,287
Mutual Fund	11,617,742	—	—	11,617,742
Repurchase Agreements	—	103,466,763	—	103,466,763
Total	$1,360,632,293	$103,466,763	$—	$1,464,099,056

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

25

Notes to Financial Statements (Continued)

December 31, 2013

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily generally at their settlement price, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$296,287
Total		$296,287

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$3,731,433
Total	$3,731,433

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$258,050
Total	$258,050

26

Notes to Financial Statements (Continued)

December 31, 2013

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the year ended December 31, 2013.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

(d)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

27

Notes to Financial Statements (Continued)

December 31, 2013

(e)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% – 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

Credit Suisse (USA) LLC, 0.01%, dated 12/31/13, due 01/02/14, repurchase price $300,000,167, collateralized by U.S. Government Agency Securities ranging 1.63% – 5.50%, maturing 04/20/24 – 10/20/43; total market value $306,000,708.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17 – 01/15/23; total market value $306,000,063.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

28

Notes to Financial Statements (Continued)

December 31, 2013

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to REIT returns of capital dividends, and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Investments and Futures Transactions
$ —	$(28,927)	$28,927

Amount designated as “—” is zero or has been rounded to zero.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

29

Notes to Financial Statements (Continued)

December 31, 2013

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.205%
$1.5 billion up to $3 billion	0.185%
$3 billion and more	0.175%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.30% for all share classes until May 1, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

30

Notes to Financial Statements (Continued)

December 31, 2013

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $387,548 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $4,178.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS received $534,481 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $134,158,812 and sales of $248,592,028 (excluding short-term securities).

31

Notes to Financial Statements (Continued)

December 31, 2013

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$18,482,228	$28,348,348	$46,830,576	$—	$46,830,576

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Ordinary Income
$16,162,165	$72,966,042	$89,128,207	$—	$89,128,207

Amount designated as “—” is zero or has been rounded to zero.

32

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$4,898,476	$67,561,550	$72,460,026	$—	$409,131,056	$481,591,082

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,054,671,713	$455,167,058	$(46,036,002)	$409,131,056

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Mid Cap Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Mid Cap Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

34

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 69.00%.

The Fund designates $28,348,348, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

35

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of Dentsply

International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals)
from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

36

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

37

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

38

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

39

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

40

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

41

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

42

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

43

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

44

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

45

Annual Report

December 31, 2013

NVIT Money Market Fund

AR-MMKT 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Money Market Fund

For the annual period ended December 31, 2013, the NVIT Money Market Fund (Class I) returned 0.00% versus 0.00% for its benchmark, the iMoneyNet Prime Retail Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Money Market Funds (consisting of 91 funds as of December 31, 2013) was 0.00% for the same time period.

Throughout the reporting period, the Fund’s investments in banking instruments (particularly European banks) provided the most opportunity for yield, while repurchase agreements (used for liquidity purposes) contributed the least to Fund performance. Below, we also have included a market discussion for each of the previous four quarters during the reporting period.

The first quarter of 2013 was marked by improving economic conditions. The housing market showed particular strength, with better pricing, lower inventory, and fewer regional issues, and sales of existing homes and housing starts showing increases. Manufacturing, autos, employment and consumer confidence all looked more promising. While the Federal Reserve began to acknowledge the improved conditions during the quarter, statements from Federal Open Market Committee (FOMC) meetings did not indicate any immediate change in policy. The FOMC continued its commitment to keep to a 0% to 0.25% federal funds target as long as unemployment remained above 6.5% and projected inflation ran no more than a half point above its 2% target. There were more signs of dissent among FOMC members on the benefits and risks of quantitative easing, however, and the quarter ended with some speculation in the markets that the Fed might consider scaling back its monthly purchases of $85 billion in longer-term Treasury and agency mortgage-backed securities at some point in 2013. As has become routine, much of the quarter was dogged by distractions from Washington, this time in the form of the spending sequester, which went into effect March 1. The sequester failed to have an immediate impact on the recovery but was expected to make itself felt in the second quarter of 2013. Late in the quarter, a banking crisis in

Cyprus was resolved fairly quickly. There was no impact to any of the European banks on Federated’s approved list of issuers.

The second quarter of 2013 brought continued, if sporadic, improvement in economic conditions, aided by stronger employment numbers and a notably resilient housing sector, helping the recovery avoid the mid-year slump seen in the past few years. With those improvements, a gradually evolving stance developed within the FOMC in regard to the future of the Fed’s monthly quantitative easing purchases of $85 billion of Treasury bonds and mortgage-backed securities. Over the three-month period, FOMC members gradually voiced increasing confidence in the recovery and concerns about the consequences of endless easing, and by the end of the second quarter, Fed Chairman Ben Bernanke was openly predicting that the Fed might start to taper off (gradually reduce) quantitative easing (QE) purchases in the second half of 2013. Bernanke made it clear, though, that the federal funds target rate was likely to remain at 0% to 0.25% as long as unemployment remained above 6.5% and projected inflation ran no more than a half point above its 2% target. The quarter also saw markets moving beyond the distractions from Washington that had plagued economic growth for some time. The spending cuts associated with the federal budget sequester, while having some direct effect on government employment and spending, did not provide the drag to the recovery that some had warned would occur.

During the third quarter of 2013, extremely low money market rates dipped further over the July–September period despite a rash of economic data — housing, manufacturing and auto sales in particular — that suggested economic growth was picking up, and despite strong indications that Fed policymakers were on the verge of beginning to back off from five years of extraordinary monetary accommodation. Normally, a stronger economy and a less-accommodative Fed would send interest rates higher — and that did happen on the longer end of the yield curve (a plotted graph line of the yields [or interest rates] on long-term and

5

Fund Commentary (con’t.)	NVIT Money Market Fund

short-term maturity bonds). The 10-year U.S. Treasury yield jumped from 2.48% at the end of June to nearly 3% by early September before settling back to 2.62% on Washington’s fiscal theatrics and the Fed’s decision to delay pulling back. On the short end, however, overnight Treasury and mortgage repo rates fell from the low teens to the mid-single digits, Treasury bill yields ticked even lower, and credit rates declined across the curve over the same three-month period. With the showdown over a continuing resolution to keep funding the federal government turning into a proxy for disputes over the implementation of the Affordable Care Act, and with the timing of the start of the Fed’s tapering of $85 billion of monthly bond purchases in doubt, the quarter ended rather messily. This meant that short-term rates were likely to remain lower for a little longer, but, barring an unforeseen collapse in the economy and a total breakdown of government, the bias was expected to remain for rates to eventually move higher.

Money market rates edged lower in the final three months of 2013, despite higher long-term bond yields, a strengthening economy and the much-anticipated arrival of Fed tapering. The downward drift was not dramatic — just a few basis points. But the drift did suggest that the marketplace was growing more comfortable with the notion that Fed policymakers are committed to holding down short-term rates as they ease off the gas (accommodative monetary measures), starting with January’s $10 billion reduction in the Fed’s usual $85 billion in monthly purchases of longer-term Treasury and agency mortgage-backed securities. We still expect that short rates are more likely to rise than fall over the course of the next 12 months, abetted by ongoing improvements in employment, manufacturing, housing and spending, as well as by less fiscal drag. All of this should make 2014 not only feel more like a typical recovery, but potentially behave more like one, too. This is not to suggest there will not be headwinds, particularly if midterm elections put a deep chill back in relations on Capitol Hill, where House Republicans and Senate Democrats recently struck a two-year budget deal. But the evidence to date argues for a move toward normalcy in the money markets.

Subadviser:

Federated Investment Management Company

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Money Market Fund

Objective

The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

Asset Allocation†

Commercial Paper	54.9%
Corporate Bonds	11.0%
Repurchase Agreement	10.0%
Municipal Bonds	9.9%
Mutual Fund	6.9%
Certificates of Deposit	4.9%
Asset-Backed Securities	1.5%
Other assets in excess of liabilities	0.9%
100.0%

Top Industries††

Banking	14.7%
Sovereign	14.1%
Finance-Retail	12.2%
Finance-Automotive	10.9%
Finance-Commercial	9.9%
Asset Management	6.9%
Electric Power	4.7%
Oil & Oil Finance	3.7%
Insurance	2.6%
Pharmaceuticals and Health Care	0.1%
Other Industries*	20.2%
100.0%

Top Holdings††

Federated Prime Obligations Fund, Institutional Shares	6.9%
BlackRock Investment Quality Municipal Trust, Inc., 0.12%, 01/02/15	5.2%
Erste Abwicklungsanstalt, 02/19/14	4.3%
Electricite de France SA, 01/16/14	4.1%
ConocoPhillips Qatar Funding Ltd., 02/07/14	2.9%
Toyota Motor Credit Corp., 0.24%, 02/24/14	2.3%
Jupiter Securitization Co. LLC, 02/06/14	2.1%
Caisse des Depots et Consignations (CDC), 01/27/14	2.0%
Alpine Securitization Corp., 0.19%, 02/13/14	1.7%
Fairway Finance Co. LLC, 0.18%, 03/06/14	1.7%
Other Holdings*	66.8%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

7

Fund Performance	NVIT Money Market Fund

Average Annual Total Return1

(For periods ended December 31, 2013)	1 Yr.	5 Yr.	10 Yr.
Class I	0.00%	0.01%	1.47%
Class II2	0.00%	(0.04)%	1.32%
Class IV2	0.00%	0.02%	1.54%
Class V2	0.00%	0.01%	1.52%
Class Y2,3	0.00%	0.02%	1.52%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of Class II shares (December 14, 2009) and Class Y shares (May 1, 2006), are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class II and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class II shares and Class Y shares has not been adjusted to reflect its lower expenses.

[3]	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

Expense Ratios

Expense Ratio*
Class I	0.60%
Class II	0.85%
Class IV	0.60%
Class V	0.55%
Class Y	0.45%

*Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Money Market Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Money Market Fund versus performance of the iMoneyNet Prime Retail Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Money Market Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,000.00	1.01	0.20
	Hypothetical	[a,b]	1,000.00	1,024.20	1.02	0.20
Class II Shares	Actual	[a]	1,000.00	1,000.00	1.01	0.20
	Hypothetical	[a,b]	1,000.00	1,024.20	1.02	0.20
Class IV Shares	Actual	[a]	1,000.00	1,000.00	1.01	0.20
	Hypothetical	[a,b]	1,000.00	1,024.20	1.02	0.20
Class V Shares	Actual	[a]	1,000.00	1,000.00	1.01	0.20
	Hypothetical	[a,b]	1,000.00	1,024.20	1.02	0.20
Class Y Shares	Actual	[a]	1,000.00	1,000.00	1.01	0.20
	Hypothetical	[a,b]	1,000.00	1,024.20	1.02	0.20

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Money Market Fund

Asset-Backed Securities 1.5%

	Principal Amount	Market Value

Banking 1.3%
HLSS Servicer Advance Receivables Trust, Series 2013-MM1, Class A, 0.37%, 09/15/14 (a)(b)(c)	$23,000,000	$23,000,000

Finance-Automotive 0.2%
ARI Fleet Lease Trust, Series 2013-A, Class A1, 0.26%, 04/15/14 (c)	2,778,663	2,778,663

Finance-Equipment 0.0%†
Volvo Financial Equipment LLC, Series 2013-1, Class A1, 0.26%, 04/15/14 (c)	909,026	909,026

Total Asset-Backed Securities (cost $26,687,689)		26,687,689

Certificates of Deposit 4.9%
Banking 4.9%
Bank of Montreal
0.34%, 07/11/14	12,000,000	12,000,000
0.23%, 09/17/14	7,000,000	7,000,000
PNC Bank, N.A., 0.49%, 07/18/14	20,000,000	20,000,000
Royal Bank of Canada, Montreal, 0.33%, 07/3/14 (b)	24,500,000	24,500,000
Sumitomo Mitsui Banking Corp., 0.07%, 01/07/14	15,000,000	15,000,000
Toronto-Dominion Bank, 0.32%, 07/10/14	8,000,000	8,000,000

		86,500,000

Total Certificates of Deposit (cost $86,500,000)		86,500,000

Commercial Paper 54.9%
Banking 5.9%
Bedford Row Funding Corp.
0.30%, 04/14/14 (c)	5,000,000	4,995,708
0.33%, 06/06/14 (c)	20,000,000	19,971,400
0.32%, 09/26/14 (c)	20,000,000	19,952,356
LMA-Americas LLC, 0.25%, 03/19/14 (c)	8,000,000	7,995,722
Matchpoint Master Trust
0.22%, 03/10/14 (c)	15,000,000	14,993,767
0.23%, 03/11/14 (c)	13,000,000	12,994,518
0.22%, 03/11/14	15,000,000	14,993,387
0.23%, 03/13/14 (c)	4,500,000	4,497,959
Societe Generale North America, Inc., 0.24%, 03/04/14	3,000,000	2,998,760

		103,393,577

Commercial Paper (continued)

	Principal Amount	Market Value

Electric Power 4.7%
Electricite de France SA
0.21%, 01/06/14 (c)	$5,000,000	$4,999,854
0.15%, 01/10/14 (c)	805,000	804,970
0.16%, 01/10/14 (c)	4,600,000	4,599,812
0.12%, 01/16/14 (c)	72,000,000	71,996,400

		82,401,036

Finance-Automotive 8.4%
FCAR Owner Trust
0.17%, 01/14/14	5,000,000	4,999,693
0.28%, 01/28/14	23,000,000	22,995,170
0.15%, 02/05/14	4,000,000	3,999,417
0.25%, 02/18/14	10,000,000	9,996,667
0.26%, 03/12/14	14,900,000	14,892,467
0.21%, 04/01/14	20,000,000	19,989,500
0.22%, 04/01/14	1,600,000	1,599,120
0.22%, 04/07/14	10,000,000	9,994,133
0.21%, 04/08/14	1,000,000	999,434
Toyota Motor Credit Corp.
0.22%, 03/05/14	20,000,000	19,992,300
0.20%, 03/11/14	18,000,000	18,000,000
0.19%, 03/19/14 (b)	20,000,000	20,000,000

		147,457,901

Finance-Commercial 6.3%
Alpine Securitization Corp., 0.19%, 02/13/14 (c)	30,000,000	30,000,000
Fairway Finance Co. LLC
0.15%, 01/29/14 (c)	1,885,000	1,884,780
0.17%, 02/19/14 (c)	9,000,000	8,997,918
0.17%, 02/25/14 (c)	5,000,000	4,998,701
0.18%, 03/06/14 (c)	30,000,000	30,000,000
0.20%, 03/24/14 (c)	14,000,000	14,000,000
General Electric Capital Corp., 0.12%, 03/13/14	20,000,000	19,995,267
Starbird Funding Corp., 0.21%, 02/10/14 (c)	1,650,000	1,649,615

		111,526,281

Finance-Retail 12.0%
Barton Capital LLC
0.20%, 02/13/14 (c)	15,000,000	14,996,417
0.23%, 09/08/14 (c)	10,000,000	10,000,000
Chariot Funding LLC
0.23%, 04/29/14 (c)	20,000,000	19,984,922
0.23%, 05/05/14 (c)	15,000,000	14,988,117
0.30%, 06/13/14 (c)	10,000,000	9,986,417
Jupiter Securitization Co. LLC
0.24%, 02/06/14 (c)	37,000,000	36,991,120
0.30%, 03/24/14 (c)	20,000,000	19,986,333
0.24%, 04/02/14 (c)	25,000,000	24,984,833
0.30%, 08/22/14 (c)	8,500,000	8,483,496

11

Statement of Investments (Continued)

December 31, 2013

NVIT Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value

Finance-Retail (continued)
Salisbury Receivables Co. LLC
0.20%, 01/21/14 (c)	$17,000,000	$16,998,111
0.19%, 02/11/14 (c)	5,000,000	4,998,918
0.19%, 02/12/14 (c)	30,000,000	29,993,350

		212,392,034

Oil & Oil Finance 3.7%
ConocoPhillips Qatar Funding Ltd.
0.18%, 02/07/14 (c)	50,000,000	49,990,750
0.17%, 02/19/14 (c)	2,550,000	2,549,410
0.10%, 03/06/14 (c)	4,950,000	4,949,120
0.11%, 03/10/14 (c)	7,500,000	7,498,442

		64,987,722

Sovereign 13.9%
Caisse des Depots et Consignations (CDC) 0.22%, 01/27/14 (c)	35,000,000	34,994,439
0.25%, 04/17/14 (c)	10,000,000	9,992,639
0.20%, 05/15/14 (c)	20,000,000	19,985,111
Erste Abwicklungsanstalt
0.19%, 01/31/14 (c)	5,000,000	4,999,209
0.14%, 02/19/14 (c)	75,000,000	74,985,708
0.15%, 02/25/14 (c)	10,000,000	9,997,708
Kells Funding, LLC
0.22%, 01/06/14	15,000,000	14,999,541
0.12%, 01/15/14	10,000,000	9,999,533
0.23%, 03/05/14	16,000,000	15,993,560
0.40%, 05/15/14	29,600,000	29,577,853
0.20%, 06/05/14	20,000,000	19,982,778

		245,508,079

Total Commercial Paper (cost $967,666,630)		967,666,630

Corporate Bonds 11.0%
Banking 2.5%
Bank of New York Mellon Corp., 4.30%, 05/15/14	20,000,000	20,295,870
BNP Paribas SA, 1.14%, 01/10/14 (b)	778,000	778,155
Credit Agricole SA
1.69%, 01/21/14 (b)(c)	5,234,000	5,237,961
2.63%, 01/21/14 (c)	760,000	760,945
Nordea Bank AB, 1.14%, 01/14/14 (b)(c)	2,000,000	2,000,636
PNC Bank, N.A., 0.26%, 05/05/14	5,000,000	5,000,000
Wells Fargo Bank, N.A., 0.35%, 06/20/14	10,000,000	10,000,000

		44,073,567

Corporate Bonds (continued)

	Principal Amount	Market Value

Finance-Automotive 2.3%
Toyota Motor Credit Corp., 0.24%, 02/24/14 (b)	$40,000,000	$40,000,000

Finance-Commercial 3.4%
General Electric Capital Corp.
1.09%, 01/07/14 (b)	16,000,000	16,002,280
2.10%, 01/07/14	680,000	680,200
3.13%, 03/12/14	5,982,000	6,014,666
5.90%, 05/13/14	25,320,000	25,835,418
5.50%, 06/04/14	2,451,000	2,504,253
0.55%, 06/20/14 (b)	4,400,000	4,406,067
0.50%, 09/15/14 (b)	474,000	474,559
4.75%, 09/15/14	1,500,000	1,545,848
3.75%, 11/14/14	3,000,000	3,089,999

		60,553,290

Finance-Equipment 0.1%
Caterpillar Financial Services Corp., 1.38%, 05/20/14	770,000	773,257

Insurance 2.6%
Metropolitan Life Global Funding I 0.99%, 01/10/14 (b)(c)	3,100,000	3,100,570
2.00%, 01/10/14 (c)	21,765,000	21,774,042
5.13%, 06/10/14 (c)	10,875,000	11,103,718
2.00%, 01/09/15 (c)	10,000,000	10,168,475

		46,146,805

Pharmaceuticals and Health Care 0.1%
Sanofi-Aventis SA, 0.56%, 03/28/14 (b)	1,700,000	1,701,198

Total Corporate Bonds (cost $193,248,117)		193,248,117

Municipal Bonds 9.9%
Alaska 1.3%
Alaska State Housing Finance Corp., 0.07%, 01/02/14	23,800,000	23,800,000

California 5.1%
BlackRock Investment Quality Municipal Trust, Inc., 0.12%, 01/02/14 (b)(c)	90,000,000	90,000,000

Illinois 1.2%
Illinois State, 0.15%, 01/02/14 (b)(c)	20,860,000	20,860,000

Massachusetts 1.7%
Amherst College, 0.04%, 01/02/14 (b)	29,700,000	29,700,000

12

Statement of Investments (Continued)

December 31, 2013

NVIT Money Market Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Texas 0.6%
Texas Utilities Electric Co., 0.22%, 01/02/14 (b)	$10,000,000	$10,000,000

Total Municipal Bonds (cost $174,360,000)		174,360,000

Mutual Fund 6.9%

	Shares	Market Value

Asset Management 6.9%
Federated Prime Obligations Fund, Institutional Shares, 0.02% (d)	120,739,658	120,739,658

Total Mutual Fund (cost $120,739,658)		120,739,658

Repurchase Agreement 10.0%

	Principal Amount	Market Value

ING Financial Markets LLC, 0.02%, dated 12/31/13, due 01/02/14, repurchase price $176,807,196, collateralized by U.S. Government Agency Securities ranging from 1.00%-6.00%, maturing 05/25/20-06/25/43; total market value $182,112,228.	$176,807,000	176,807,000

Total Repurchase Agreement (cost $176,807,000)		176,807,000

Total Investments (cost $1,746,009,094) (e) — 99.1%		1,746,009,094

Other assets in excess of liabilities — 0.9%		16,159,042

NET ASSETS — 100.0%		$1,762,168,136

(a)	Illiquid security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $883,362,086 which represents 45.45% of net assets.

(d)	Represents 7-day effective yield as of December 31, 2013.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

LLC	Limited Liability Company

Ltd.	Limited

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

December 31, 2013

NVIT Money Market Fund
Assets:
Investments, at value (cost $1,569,202,094)	$1,569,202,094
Repurchase agreement, at value and cost	176,807,000

Total Investments	1,746,009,094

Cash	2,193
Interest and dividends receivable	1,027,728
Receivable for capital shares issued	20,110,170
Receivable for investment advisory fees	480,429
Prepaid expenses	4,357

Total Assets	1,767,633,971

Liabilities:
Payable for capital shares redeemed	4,588,435
Accrued expenses and other payables:
Fund administration fees	48,494
Distribution fees	120,925
Administrative servicing fees	634,345
Accounting and transfer agent fees	1,041
Trustee fees	2,478
Custodian fees	8,726
Professional fees	12,427
Printing fees	47,466
Other	1,498

Total Liabilities	5,465,835

Net Assets	$1,762,168,136

Represented by:
Capital	$1,763,669,044
Accumulated net realized losses from investment transactions	(1,500,908)

Net Assets	$1,762,168,136

Net Assets:
Class I Shares	$970,304,468
Class II Shares	160,094,056
Class IV Shares	54,563,286
Class V Shares	546,045,214
Class Y Shares	31,161,112

Total	$1,762,168,136

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	971,152,066
Class II Shares	160,281,598
Class IV Shares	54,608,986
Class V Shares	546,396,149
Class Y Shares	31,248,901

Total	1,763,687,700

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class II Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Year Ended December 31, 2013

NVIT Money Market Fund
INVESTMENT INCOME:
Interest income	$4,105,682
Dividend income	64,611

Total Income	4,170,293

EXPENSES:
Investment advisory fees	7,481,211
Fund administration fees	581,890
Distribution fees Class II Shares	589,895
Administrative servicing fees Class I Shares	1,533,172
Administrative servicing fees Class II Shares	354,126
Administrative servicing fees Class IV Shares	86,815
Administrative servicing fees Class V Shares	518,723
Professional fees	87,010
Printing fees	58,570
Trustee fees	66,122
Custodian fees	60,216
Accounting and transfer agent fees	4,327
Compliance program costs (Note 3)	6,026
Other	40,392

Total expenses before earnings credit and fees waived	11,468,495

Earnings credit (Note 4)	(5,405)
Distribution fees voluntarily waived — Class II (Note 3)	(589,895)
Investment advisory fees waived (Note 3)	(4,210,017)
Administrative servicing fees voluntarily waived — Class I (Note 3)	(1,533,172)
Administrative servicing fees voluntarily waived — Class II (Note 3)	(354,126)
Administrative servicing fees voluntarily waived — Class IV (Note 3)	(86,815)
Administrative servicing fees voluntarily waived — Class V (Note 3)	(518,723)

Net Expenses	4,170,342

NET INVESTMENT LOSS	(49)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	32,126

Net realized/unrealized gains from affiliated and non-affiliated investments	32,126

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$32,077

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	NVIT Money Market Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income/(loss)	$(49)	$38
Net realized gains from investment transactions	32,126	6,250

Change in net assets resulting from operations	32,077	6,288

Change in net assets from capital transactions	(397,168,134)	(134,200,155)

Change in net assets	(397,136,057)	(134,193,867)

Net Assets:
Beginning of year	2,159,304,193	2,293,498,060

End of year	$1,762,168,136	$2,159,304,193

Accumulated undistributed net investment income at end of year	$–	$38

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$353,255,986	$363,991,398
Dividends reinvested	–	–
Cost of shares redeemed	(465,620,001)	(408,002,977)

Total Class I Shares	(112,364,015)	(44,011,579)

Class II Shares
Proceeds from shares issued	1,291,965,848	883,581,679
Dividends reinvested	–	–
Cost of shares redeemed	(1,349,841,599)	(919,329,398)

Total Class II Shares	(57,875,751)	(35,747,719)

Class IV Shares
Proceeds from shares issued	16,386,578	13,136,059
Dividends reinvested	–	–
Cost of shares redeemed	(22,180,145)	(20,032,173)

Total Class IV Shares	(5,793,567)	(6,896,114)

Class V Shares
Proceeds from shares issued	394,592,429	360,067,695
Dividends reinvested	–	–
Cost of shares redeemed	(344,565,227)	(334,750,734)

Total Class V Shares	50,027,202	25,316,961

Class Y Shares
Proceeds from shares issued	7,770,105	52,806,732
Dividends reinvested	–	–
Cost of shares redeemed	(278,932,108)	(125,668,436)

Total Class Y Shares	(271,162,003)	(72,861,704)

Change in net assets from capital transactions	$(397,168,134)	$(134,200,155)

16

Statements of Changes in Net Assets (Continued)

	NVIT Money Market Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	353,255,986	363,991,398
Reinvested	–	–
Redeemed	(465,620,001)	(408,002,977)

Total Class I Shares	(112,364,015)	(44,011,579)

Class II Shares
Issued	1,291,965,848	883,581,679
Reinvested	–	–
Redeemed	(1,349,841,599)	(919,329,398)

Total Class II Shares	(57,875,751)	(35,747,719)

Class IV Shares
Issued	16,386,578	13,136,059
Reinvested	–	–
Redeemed	(22,180,145)	(20,032,173)

Total Class IV Shares	(5,793,567)	(6,896,114)

Class V Shares
Issued	394,592,429	360,067,695
Reinvested	–	–
Redeemed	(344,565,227)	(334,750,734)

Total Class V Shares	50,027,202	25,316,961

Class Y Shares
Issued	7,770,105	52,806,732
Reinvested	–	–
Redeemed	(278,932,108)	(125,668,436)

Total Class Y Shares	(271,162,003)	(72,861,704)

Total change in shares	(397,168,134)	(134,200,155)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Money Market Fund

		Operations		Distributions		Ratios/Supplemental data
	Net Asset Value, Beginning of Period	Net Investment Income	Total from Operations	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)
Class I Shares
Year Ended December 31, 2013 (d)	$1.00	–	–	$1.00	–	$970,304,468	0.21%	–	0.58%
Year Ended December 31, 2012 (d)	$1.00	–	–	$1.00	–	$1,082,651,394	0.30%	–	0.58%
Year Ended December 31, 2011 (d)	$1.00	–	–	$1.00	–	$1,126,659,840	0.26%	–	0.57%
Year Ended December 31, 2010 (d)	$1.00	–	–	$1.00	–	$1,066,297,467	0.31%	–	0.59%
Year Ended December 31, 2009 (d)	$1.00	–	–	$1.00	0.04%	$1,290,121,011	0.53%	0.05%	0.67%

Class II Shares
Year Ended December 31, 2013 (d)	$1.00	–	–	$1.00	–	$160,094,056	0.21%	–	0.83%
Year Ended December 31, 2012 (d)	$1.00	–	–	$1.00	–	$217,965,994	0.30%	–	0.83%
Year Ended December 31, 2011 (d)	$1.00	–	–	$1.00	–	$253,713,076	0.26%	–	0.82%
Year Ended December 31, 2010 (d)	$1.00	–	–	$1.00	–	$233,716,674	0.31%	–	0.84%
Period Ended December 31, 2009 (d)(e)	$1.00	–	–	$1.00	0.04%	$295,700,874	0.29%	–	0.86%

Class IV Shares
Year Ended December 31, 2013 (d)	$1.00	–	–	$1.00	–	$54,563,286	0.21%	–	0.58%
Year Ended December 31, 2012 (d)	$1.00	–	–	$1.00	–	$60,355,890	0.30%	–	0.58%
Year Ended December 31, 2011 (d)	$1.00	–	–	$1.00	–	$67,251,820	0.26%	–	0.57%
Year Ended December 31, 2010 (d)	$1.00	–	–	$1.00	–	$77,530,878	0.31%	–	0.58%
Year Ended December 31, 2009 (d)	$1.00	–	–	$1.00	0.09%	$90,950,906	0.47%	0.10%	0.71%

Class V Shares
Year Ended December 31, 2013 (d)	$1.00	–	–	$1.00	–	$546,045,214	0.21%	–	0.53%
Year Ended December 31, 2012 (d)	$1.00	–	–	$1.00	–	$496,009,056	0.30%	–	0.53%
Year Ended December 31, 2011 (d)	$1.00	–	–	$1.00	–	$470,690,748	0.26%	–	0.52%
Year Ended December 31, 2010 (d)	$1.00	–	–	$1.00	–	$476,523,940	0.31%	–	0.53%
Year Ended December 31, 2009 (d)	$1.00	–	–	$1.00	0.06%	$523,140,279	0.50%	0.06%	0.60%

Class Y Shares(f)
Year Ended December 31, 2013 (d)	$1.00	–	–	$1.00	–	$31,161,112	0.23%	–	0.43%
Year Ended December 31, 2012 (d)	$1.00	–	–	$1.00	–	$302,321,859	0.30%	–	0.43%
Year Ended December 31, 2011 (d)	$1.00	–	–	$1.00	–	$375,182,576	0.26%	–	0.42%
Year Ended December 31, 2010 (d)	$1.00	–	–	$1.00	–	$323,950,106	0.31%	–	0.42%
Year Ended December 31, 2009 (d)	$1.00	–	–	$1.00	0.09%	$254,794,820	0.49%	0.07%	0.50%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from December 14, 2009 (commencement of operations) through December 31, 2009.
(f)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

18

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Money Market Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal and Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

19

Notes to Financial Statements (Continued)

December 31, 2013

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities held by the Fund are valued at amortized cost, which approximates market value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The NVIT Money Market Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$26,687,689	$—	$26,687,689
Certificates of Deposit	—	86,500,000	—	86,500,000
Commercial Paper	—	967,666,630	—	967,666,630
Corporate Bonds	—	193,248,117	—	193,248,117
Municipal Bonds	—	174,360,000	—	174,360,000
Mutual Fund	120,739,658	—	—	120,739,658
Repurchase Agreement	—	176,807,000	—	176,807,000
Total	$120,739,658	$1,625,269,436	$—	$1,746,009,094

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

20

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(c)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with another series of the Trust, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash, through a joint account at JPMorgan, the Fund’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, the repo on a gross basis was as follows:

ING Financial Markets LLC, 0.02%, dated 12/31/13, due 01/02/14, repurchase price $ 337,982,376, collateralized by U.S. Government Agency Securities ranging 1.00% – 6.00%, maturing 05/25/20 – 06/25/43; total market value $348,123,406.

Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repurchase agreement and related collateral.

At December 31, 2013, the Fund’s investments in repurchase agreements were subject to an enforceable netting arrangement. Repurchase agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented in Statement of Assets and Liabilities	$176,807,000
Collateral offsetting	(176,807,000)
Net Amount	$—

Amount designated as “—” is zero.

21

Notes to Financial Statements (Continued)

December 31, 2013

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to net operating losses not utilized. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized (losses) from investment transactions
$(11)	$11	$—

(f)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

22

Notes to Financial Statements (Continued)

December 31, 2013

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.40%
$1 billion up to $2 billion	0.38%
$2 billion up to $5 billion	0.36%
$5 billion and more	0.34%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $581,890 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $6,026.

23

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculate at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, 0.20% of the average daily net assets of Class IV shares, and 0.10% of the average daily net assets of Class V shares of the Fund.

For the year ended December 31, 2013, NFS earned $2,492,836 in administrative services fees from the Fund.

During the year ended December 31, 2013, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $4,210,017. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of the Fund in an amount equal to $589,895. Also, during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV, and Class V shares of the Fund in an amount equal to $2,492,836. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represent that any of these voluntary waivers will be continued or repeated.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had short-term purchases of $179,979,000 and sales of $260,000,000 of U.S. Government securities.

6.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

24

Notes to Financial Statements (Continued)

December 31, 2013

7.  Federal Tax Information

The Fund did not make any distributions for the years ended December 31, 2013 and 2012.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$—	$—	$—	$(1,500,908)	$—	$(1,500,908)

Amounts designated as “—” are zero or have been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,746,009,094	$—	$ (—)	$—

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$1,500,908	2017

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $32,126 to offset capital gains.

8.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Money Market Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

26

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

27

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

28

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

29

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

30

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

31

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

32

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

33

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

34

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

35

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

36

Annual Report

December 31, 2013

NVIT Multi Sector Bond Fund

AR-MSB 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben

Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Multi Sector Bond Fund

For the annual period ended December 31, 2013, the NVIT Multi Sector Bond Fund (Class I) registered -1.12% versus -1.44% for its composite benchmark, a blend of 60% Citigroup US Broad Investment-Grade (USBIG) Bond Index, 15% Citigroup US High-Yield Market Index, 15% Citigroup World Government Bond Index (WGBI) (Unhedged) and 10% JPMorgan Emerging Market Bond Index (EMBI). For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of General Bond Funds (consisting of 57 funds as of December 31, 2013) was -0.97% for the same time period.

The Fund’s exposure to U.S. high-yield fixed-income investments during the reporting period was a positive contributor to Fund returns. For the reporting period, high-yield bonds were the best-performing fixed-income asset class, returning 7.41%. In contrast, investment-grade bonds registered -2.01%; emerging market bonds, -6.58%; and 10-Year U.S. Treasurys, -7.81%.

The Fund’s investment-grade credit exposure also added to the Fund’s excess return over the reporting period. The Fund’s investments in corporate sectors provided several hundred basis points of excess returns as spreads tightened. Long corporate bonds benefited the most from continued liability-driven investing (LDI) flows and had an excess return of 466 basis points (bps) for the reporting period.

The Fund’s exposure to securitized assets such as mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) also provided positive excess returns for the reporting period as investors continued to focus on attractive carry situations with less interest rate risk. The MBS market continued to be supported by the Federal Reserve’s Large Scale Asset Purchases (LSAP), wherein the Fed is buying more than 60% of new supply.

Detractors

The Fund’s exposure to sovereign emerging market debt detracted from Fund returns during the reporting period as investment-grade debt followed Treasury yields higher, and in many cases spreads were wider, too. The most rational explanation for the underperformance of this sector during 2013 was the perceived new liquidity environment after the eventual Fed tapering (gradual reduction of monetary accommodation). In reaction, the market repriced the risk of developing economies that are still in need of external capital.

The Fund’s exposure to local currency emerging market debt detracted from Fund returns during the reporting period as local yields climbed over 130 bps while also witnessing wide-spread currency depreciation. The worst-performing currencies were from the most fragile economies in terms of current account weakness. The need for currency devaluation, to help rebalance these economies, was endorsed by policymakers, helping to build momentum into a weakening story.

The Fund’s investments in developed market non-dollar debt detracted from Fund returns during the reporting period as the associated currencies weakened during the year. Although developed market rates outperformed Treasury market rates, the currency depreciation detracted from the Fund’s overall return.

Derivatives

During the reporting period, the Fund owned both currency forwards and interest rate futures. These were held in the Fund to hedge market exposure within the non-dollar space and to control overall portfolio duration in a liquid and transparent manner. The Fund’s derivative exposure in currencies added slightly to Fund performance, while interest rate futures detracted from Fund performance during the reporting period. The overall impact of the Fund’s investments in derivatives was positive during the reporting period.

5

Fund Commentary (con’t.)	NVIT Multi Sector Bond Fund

Subadviser:

Logan Circle Partners, L.P.

Portfolio Managers:

Todd Howard, CFA; Andrew J. Kronschnabel, CFA; Scott J. Moses, CFA; and Timothy L. Rabe, CFA

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund is also subject to the risks of investing in foreign securities. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Multi Sector Bond Fund

Objective

The Fund seeks to provide above average total return over a market cycle of three to five years.

Highlights

•	The NVIT Multi Sector Bond Fund (Class I) registered -1.12%, outperforming the benchmark by 0.32% and underperforming the Lipper peer group by 0.15%.

•	The Fund’s exposure to U.S. high-yield fixed-income investments was a positive contributor to Fund returns.

•	The Fund’s exposure to sovereign emerging market debt detracted from Fund returns.

Asset Allocation†

Corporate Bonds	44.7%
Sovereign Bonds	16.5%
U.S. Government Mortgage Backed Agencies	15.1%
Mutual Fund	9.7%
Asset-Backed Securities	9.4%
Commercial Mortgage Backed Securities	4.7%
Collateralized Mortgage Obligations	4.6%
Repurchase Agreements	2.8%
U.S. Treasury Note	2.4%
U.S. Treasury Bond	1.2%
U.S. Government Sponsored & Agency Obligations	1.2%
Yankee Dollars	0.7%
Municipal Bonds	0.5%
Convertible Corporate Bond††	0.0%
Warrant††	0.0%
Common Stock††	0.0%
Liabilities in excess of other assets†††	(13.5)%
100.0%

Top Industries††††

Automobiles	6.9%
Oil, Gas & Consumable Fuels	4.3%
Commercial Banks	3.9%
Diversified Telecommunication Services	2.8%
Diversified Financial Services	2.6%
Metals & Mining	2.2%
Media	2.1%
Wireless Telecommunication Services	1.6%
Electric Utilities	1.6%
Capital Markets	1.5%
Other Industries*	70.5%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

7

Fund Overview (con’t.)	NVIT Multi Sector Bond Fund

Top Holdings††††

Fidelity Institutional Money Market Fund — Institutional Class	8.6%
U.S. Treasury Notes, 2.75%, 11/15/23	2.1%
Federal National Mortgage Association Pool TBA, 3.50%, 01/25/44	2.1%
Federal National Mortgage Association Pool TBA, 4.50%, 01/25/44	1.6%
Federal National Mortgage Association Pool TBA, 3.00%, 01/25/44	1.4%
U.S. Treasury Bonds, 3.63%, 08/15/43	1.1%
Federal National Mortgage Association Pool TBA, 4.00%, 01/25/44	1.1%
Federal National Mortgage Association Pool TBA, 5.00%, 01/25/44	0.9%
Federal National Mortgage Association Pool TBA, 6.00%, 01/25/44	0.8%
Federal National Mortgage Association Pool TBA, 2.50%, 01/25/29	0.8%
Other Holdings*	79.5%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

8

Fund Performance	NVIT Multi Sector Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class I	(1.12)%	10.01%	4.75%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.95%	0.94%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)	NVIT Multi Sector Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi Sector Bond Fund versus performance of the Barclays U.S. Aggregate Bond Index, the Composite Index*, the Citigroup US Broad Investment-Grade (USBIG) Bond Index, the Citigroup US High-Yield Market Index, the Citigroup World Government Bond Index (WGBI) (Unhedged), the JPMorgan Emerging Market Bond Index (EMBI) and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

*	The Composite Index comprises 60% Citigroup USBIG Bond Index, 15% Citigroup US High-Yield Market Index, 15% Citigroup WGBI (Unhedged), and 10% JPMorgan EMBI.

10

Shareholder Expense Example	NVIT Multi Sector Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi Sector Bond Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,017.70	4.73	0.93
	Hypothetical	[a,b]	1,000.00	1,020.52	4.74	0.93

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

NVIT Multi Sector Bond Fund

Asset-Backed Securities 9.4%

	Principal Amount	Market Value

Auto Floor Plan 0.5%
Ally Master Owner Trust Series 2012-1, Class A2, 1.44%, 02/15/17	$510,000	$513,987
Series 2013-1, Class A2, 1.00%, 02/15/18	875,000	875,904

		1,389,891

Automobiles 7.2%
AmeriCredit Automobile Receivables Trust Series 2010-4, Class B, 1.99%, 10/08/15	46,727	46,737
Series 2011-3, Class B, 2.28%, 06/08/16	535,000	538,571
Series 2012-2, Class A2, 0.76%, 10/08/15	210,965	211,015
Series 2012-4, Class A2, 0.49%, 04/08/16	456,317	456,146
Series 2013-1, Class A2, 0.49%, 06/08/16	215,273	215,213
Series 2013-2, Class A2, 0.53%, 11/08/16	247,115	247,035
Series 2013-3, Class A1, 0.25%, 06/09/14	10,407	10,407
Series 2013-3, Class A2, 0.68%, 10/11/16	130,000	130,020
ARI Fleet Lease Trust, Series 2013-A, Class A1, 0.26%, 04/15/14 (a)	59,278	59,277
Bank of America Auto Trust, Series 2012-1, Class A3, 0.78%, 06/15/16	1,800,774	1,804,290
CFC LLC, Series 2013-1A, Class A, 1.65%, 07/17/17 (a)	255,480	255,319
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.92%, 11/07/23 (a)(b)	421,620	422,894
DT Auto Owner Trust Series 2012-2A, Class A, 0.91%, 11/16/15 (a)	62,507	62,515
Series 2013-1A, Class A, 0.75%, 05/16/16 (a)	356,848	356,899
Series 2013-2A, Class A, 0.81%, 09/15/16 (a)	121,485	121,481
Enterprise Fleet Financing LLC Series 2011-3, Class A2, 1.62%, 05/20/17 (a)	286,444	287,277
Series 2013-1, Class A1, 0.26%, 03/20/14 (a)	38,477	38,481
Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.29%, 10/16/17 (a)	216,316	216,577

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
First Investors Auto Owner Trust, Series 2013-3A, Class A1, 0.33%, 11/17/14 (a)	$778,073	$778,090
Ford Credit Auto Lease Trust Series 2011-B, Class A4, 1.42%, 01/15/15	270,000	270,537
Series 2012-A, Class A3, 0.85%, 01/15/15	972,822	973,787
Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, 08/15/16	384,234	385,066
Honda Auto Receivables Owner Trust Series 2010-3, Class A4, 0.94%, 12/21/16	637,519	637,537
Series 2011-3, Class A3, 0.88%, 09/21/15	63,448	63,565
Series 2013-2, Class A1, 0.24%, 05/16/14	87,194	87,194
Series 2013-3, Class A1, 0.22%, 08/15/14	819,181	819,094
Hyundai Auto Receivables Trust Series 2011-B, Class A3, 1.04%, 09/15/15	38,942	38,976
Series 2012-A, Class A3, 0.72%, 03/15/16	199,407	199,664
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A1, 0.27%, 05/15/14	117,630	117,630
Motor PLC, Series 12A, Class A1C, 1.29%, 02/25/20 (a)	350,000	351,571
Nissan Auto Lease Trust, Series 2012-A, Class A3, 0.98%, 05/15/15	1,336,914	1,338,874
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A3, 1.18%, 02/16/15	20,381	20,386
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 02/15/18 (a)	285,434	285,757
Santander Drive Auto Receivables Trust Series 2010-A, Class A3, 1.83%, 11/17/14 (a)	114,235	114,288
Series 2011-2, Class B, 2.66%, 01/15/16	145,800	146,527
Series 2012-1, Class B, 2.72%, 05/16/16	360,000	363,736
Series 2012-2, Class A2, 0.91%, 05/15/15	1,121	1,121
Series 2012-2, Class A3, 1.22%, 12/15/15	705,000	705,872
Series 2012-2, Class B, 2.09%, 08/15/16	160,000	161,274

12

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Automobiles (continued)
Santander Drive Auto Receivables Trust (continued)
Series 2013-1, Class B, 1.16%, 01/15/19	$620,000	$618,264
Series 2013-2, Class A2, 0.47%, 03/15/16	727,917	727,732
Series 2013-3, Class B, 1.19%, 05/15/18	465,000	462,362
Series 2013-A, Class A2, 0.80%, 10/17/16 (a)	370,000	370,347
SMART Trust Series 2011-2USA, Class A3A, 1.54%, 03/14/15 (a)	301,393	301,727
Series 2011-2USA, Class A4A, 2.31%, 04/14/17 (a)	860,000	872,966
Series 2012-1USA, Class A4A, 2.01%, 12/14/17 (a)	330,000	333,256
Series 2013-1US, Class A4A, 1.05%, 10/14/18	290,000	286,797
Series 2013-2US, Class A1, 0.26%, 05/14/14	86,701	86,697
Volkswagen Auto Lease Trust, Series 2013-A, Class A1, 0.23%, 08/15/14	301,758	301,749
Westlake Automobile Receivables Trust, Series 2013-1A, Class A1, 0.55%, 10/15/14 (a)	889,197	889,782

		18,592,379

Home Equity 0.0%†
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.70%, 08/25/31 (b)	66,548	52,714
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36 (c)	30,730	22,030
Series 2007-1, Class AF2, 5.51%, 04/25/37 (c)	117,628	59,889

		134,633

Other 0.7%
CCG Receivables Truste, Series 2013-1, Class A2, 1.05%, 08/14/20 (a)	350,000	349,770
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47 (b)	268,970	248,626
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.26%, 04/25/32 (b)	344,586	327,641
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33 (c)	71,525	74,782

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Small Business Administration Participation Certificates, Series 2013-20G, Class 1, 3.15%, 07/01/33	$146,993	$143,552
Trade MAPS 1 Ltd., Series 2013-1A, Class A, 0.87%, 12/10/18 (a)(b)	560,000	560,112
Volvo Financial Equipment LLC, Series 2013-1A, Class A1, 0.26%, 04/15/14 (a)	75,449	75,444

		1,779,927

Student Loan 1.0%
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.85%, 06/17/30 (a)	1,285,000	1,244,829
SLM Student Loan Trust
Series 2005-5, Class A2, 0.32%, 10/25/21 (b)	41,850	41,846
Series 2010-A, Class 2A, 3.42%, 05/16/44 (a)(b)	684,302	721,562
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)	515,000	539,498

		2,547,735

Total Asset-Backed Securities (cost $24,236,488)		24,444,565

Collateralized Mortgage Obligations 4.6%
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 03/25/58 (a)(b)	25,314	25,472
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 2.49%, 10/25/34 (b)	26,470	26,224
Series 2007-3, Class 1A1, 6.00%, 09/25/37	235,740	212,870
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	136,508	137,998
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.76%, 03/25/35 (b)	374,273	306,058
Series 2006-1, Class A2, 6.00%, 03/25/36	103,857	92,474
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26 (a)	447,116	461,109
Series 2010-R1, Class A, 2.18%, 05/25/50 (a)	365,055	364,230

13

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Co. Structured Pass Through Securities, Series T-56, Class A5, 5.23%, 05/25/43	$144,415	$155,531
Federal Home Loan Mortgage Corp. Reference REMIC, Series R006, Class ZA, 6.00%, 04/15/36	292,239	320,058
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class JA, 1.50%, 03/15/15	143,909	144,629
Series 1103, Class N, IO, 1156.50%, 06/15/21	2	36
Series 3558, Class G, 4.00%, 08/15/24	485,000	515,624
Series 3123, Class HT, 5.00%, 03/15/26	106,516	115,322
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	131,109
Series 2129, Class SG, IO, 6.84%, 06/17/27 (b)	428,841	65,778
Series 3599, Class DY, 4.50%, 11/15/29	420,000	437,448
Series 3653, Class B, 4.50%, 04/15/30	405,000	428,892
Series 2649, Class IM, IO, 7.00%, 07/15/33	107,252	26,438
Series 2725, Class TA, 4.50%, 12/15/33	20,000	20,587
Series 3704, Class DC, 4.00%, 11/15/36	151,667	160,305
Federal National Mortgage Association Grantor Trust Series 2001-T5, Class A2, 6.99%, 02/19/30 (b)	200,999	224,837
Series 2001-T5, Class A3, 7.50%, 06/19/30 (b)	131,512	150,557
Series 2001-T4, Class A1, 7.50%, 07/25/41	148,636	172,598
Series 2001-T10, Class A2, 7.50%, 12/25/41	287,928	335,147
Federal National Mortgage Association Interest Strip Series 207, Class 2, IO, 8.00%, 02/01/23	88,767	19,535
Series 264, Class 2, IO, 8.00%, 07/01/24	187,479	41,538
Series 267, Class 2, IO, 8.50%, 10/01/24	221,969	59,793
Series 274, Class 2, IO, 8.50%, 10/01/25	203,844	54,465
Series 277, Class 2, IO, 7.50%, 04/01/27	101,709	24,410

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	$92,000	$98,217
Series 2009-71, Class MB, 4.50%, 09/25/24	156,803	166,599
Series 2004-70, Class EB, 5.00%, 10/25/24	93,812	101,712
Series 1997-61, Class PK, IO, 8.00%, 08/18/27	148,793	32,947
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	133,654
Series 2009-96, Class DB, 4.00%, 11/25/29	503,281	530,672
Series 2003-32, Class UI, IO, 6.00%, 05/25/33	153,351	28,187
Series 2003-35, Class UI, IO, 6.50%, 05/25/33	68,813	15,718
Series 2003-41, Class IB, IO, 7.00%, 05/25/33	231,147	58,574
Series 2003-44, Class IB, IO, 6.00%, 06/25/33	52,128	9,841
Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	201,799	228,506
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.74%, 05/25/35 (b)	61,922	61,905
Government National Mortgage Association Series 2010-14, Class A, 4.50%, 06/16/39	108,994	116,099
Series 2010-H12, Class PT, 5.47%, 11/20/59	602,544	646,351
Series 2012-H11, Class CI, IO, 2.90%, 04/20/62 (b)	1,988,884	214,813
Series 2012-H23, Class FI, IO, 0.78%, 10/20/62 (b)	2,246,955	69,635
Series 2013-H03, Class HI, IO, 2.57%, 12/20/62 (b)	1,537,923	175,688
Series 2013-H06, Class HI, IO, 2.94%, 01/20/63 (b)	3,301,285	370,563
Series 2013-H07, Class JL, IO, 2.62%, 03/20/63 (b)	3,431,471	419,902
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36 (a)	176,961	170,941
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36 (a)	74,373	75,088
Series 2006-RP1, Class 1A4, 8.50%, 01/25/36 (a)	291,425	301,022
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 2.74%, 09/25/35 (b)	175,518	171,478

14

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

JPMorgan Mortgage Trust (continued)
Series 2005-A8, Class 1A1, 5.09%, 11/25/35 (b)	$73,491	$69,051
Series 2006-A6, Class 1A2, 2.67%, 10/25/36 (b)	11,261	9,296
JPMorgan Reremic, Series 2010-2, Class 2A1, 2.61%, 03/21/37 (a)(b)	20,659	20,656
Mastr Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34 (a)	215,292	222,806
NCUA Guaranteed Notes Series 2010-R1, Class 2A, 1.84%, 10/07/20	445,544	449,634
Series 2010-R3, Class 3A, 2.40%, 12/08/20	242,139	246,660
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.08%, 10/25/34 (b)	69,306	67,429
Structured Asset Securities Corp., Series 2003-34A, Class 6A, 2.66%, 11/25/33 (b)	309,799	316,408
WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A4, 2.07%, 11/25/36 (b)	170,541	143,355
Series 2007-HY3, Class 4A1, 2.53%, 03/25/37 (b)	284,192	261,477
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.61%, 09/25/34 (b)	67,614	67,477
Series 2005-AR2, Class 2A1, 2.67%, 03/25/35 (b)	121,727	122,146
Series 2006-AR6, Class 7A1, 5.00%, 03/25/36 (b)	85,852	86,097
Series 2006-3, Class A1, 5.50%, 03/25/36	2,139	2,134
Series 2006-AR4, Class 1A1, 5.77%, 04/25/36 (b)	258,569	247,769
Series 2006-AR10, Class 5A1, 2.61%, 07/25/36 (b)	206,666	193,319

Total Collateralized Mortgage Obligations (cost $10,859,523)		11,954,898

Commercial Mortgage Backed Securities 4.7%
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/05/32 (a)(b)	295,000	302,779
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AM, 5.63%, 04/10/49 (b)	285,000	315,759

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4, 6.21%, 02/10/51 (b)	$335,000	$380,958
Citigroup Commercial Mortgage Trust Series 2004-C1, Class E, 5.38%, 04/15/40 (b)	135,000	136,623
Series 2006-C5, Class A4, 5.43%, 10/15/49	145,000	158,693
Series 2013-GC17, Class A4, 4.13%, 11/10/46	155,000	156,498
Commercial Mortgage Asset Trust, Series 1999-C1, Class D, 7.08%, 01/17/32 (b)	28,975	29,108
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.10%, 03/10/46	330,000	314,369
Commercial Mortgage Trust Series 2001-J2A, Class E, 6.92%, 07/16/34 (a)(b)	210,000	240,827
Series 2013-CR11, Class A4, 4.26%, 10/10/46	305,000	312,493
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C5, Class D, 5.12%, 12/15/36 (b)	217,233	217,674
Series 2004-C5, Class B, 4.93%, 11/15/37 (b)	360,000	369,353
Series 2005-C2, Class A3, 4.69%, 04/15/37	172,917	175,567
Series 2005-C4, Class B, 5.29%, 08/15/38 (b)	160,000	164,462
Extended Stay America Trust Series 2013-ESFL, Class CFL, 1.67%, 12/05/31 (a)(b)	100,000	99,972
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)	350,000	339,434
Series 2013-ESH7, Class B7, 3.60%, 12/05/31 (a)	100,000	97,419
Federal Home Loan Mortgage Co. Multifamily Structured Pass Through Certificates Series K014, Class X1, IO, 1.26%, 04/25/21 (b)	1,552,948	113,588
Series K020, Class X1, IO, 1.47%, 05/25/22 (b)	2,601,564	243,451
Series K024, Class X1, IO, 0.90%, 09/25/22 (b)	2,591,461	154,904
Series K025, Class A1, 1.88%, 04/25/22	156,981	153,967
Series K501, Class X1A, IO, 1.75%, 08/25/16 (b)	3,322,617	102,582
Series K702, Class X1, IO, 1.54%, 02/25/18 (b)	6,072,689	331,080

15

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Federal National Mortgage Association-Aces, Series 2006-M2, Class A2F, 5.26%, 05/25/20 (b)	$123,695	$137,055
FREMF Mortgage Trust, Series 2010-K7, Class B, 5.44%, 04/25/20 (a)(b)	565,000	603,652
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	98,600	98,522
Government National Mortgage Association Series 2007-12, Class C, 5.28%, 04/16/41 (b)	395,000	427,109
Series 2010-124, Class C, 3.39%, 03/16/45	175,000	179,506
Series 2010-74, Class IO, IO, 0.46%, 03/16/50 (b)	2,590,101	77,298
Series 2011-127, Class IO, IO, 1.36%, 03/16/47 (b)	2,434,163	141,191
Series 2011-67, Class B, 3.86%, 10/16/47 (b)	270,000	278,930
Series 2012-115, Class IO, IO, 0.43%, 04/16/54 (b)	2,271,266	97,245
Series 2012-115, Class A, 2.13%, 04/16/45	151,262	148,488
Series 2012-147, Class AE, 1.75%, 07/16/47	171,938	165,987
Series 2012-99, Class CI, IO, 1.04%, 10/16/49 (b)	2,102,665	152,115
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.71%, 11/05/30 (a)	310,000	310,650
Irvine Core Office Trust, Series 2013-IRV, Class A1, 2.07%, 05/15/48 (a)	209,005	202,200
JP Morgan Chase Commercial Mortgage, Series 2004-LN2, Class B, 5.15%, 07/15/41 (b)	160,000	161,704
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A4, 4.10%, 11/15/45	350,000	357,147
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class D, 5.19%, 01/12/37 (b)	152,171	152,266
LB-UBS Commercial Mortgage Trust Series 2004-C7, Class A1A, 4.48%, 10/15/29	95,764	97,971
Series 2005-C1, Class A3, 4.50%, 02/15/30	8,168	8,179

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2, 4.96%, 07/12/38	$98,741	$99,309
Series 2005-CIP1, Class AM, 5.11%, 07/12/38 (b)	410,000	433,621
Series 2008-C1, Class A4, 5.69%, 02/12/51	535,000	600,006
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS, 3.21%, 02/15/46	230,000	215,755
Morgan Stanley Capital I Trust, Series 2003-IQ6, Class C, 5.62%, 12/15/41 (a)(b)	340,000	339,877
Motel 6 Trust Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (a)	354,998	350,288
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (a)	405,000	400,183
Series 2012-MTL6, Class XA1, IO, 3.01%, 10/05/25 (a)(b)	2,340,000	64,528
NorthStar Mortgage Trust, Series 2012-1, Class A, 1.36%, 08/25/29 (a)(b)	173,121	173,186
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 07/15/45 (a)	265,000	286,807
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class E, 5.26%, 02/11/36 (a)(b)	98,864	99,018
RREF LLC, Series 2013-LT2, Class A, 2.83%, 05/22/28 (a)	100,709	100,878
S2 Hospitality LLC, Series 2012-LV1, Class A, 4.50%, 04/15/25 (a)	984	984
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 08/20/25 (a)	58,492	58,661
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates, Series 2003-C9, Class D, 5.21%, 12/15/35 (b)	230,000	229,547

Total Commercial Mortgage Backed Securities (cost $12,317,478)		12,161,423

Convertible Corporate Bond 0.0%†
Capital Markets 0.0%†
E*TRADE Financial Corp., 0.00%, 08/31/19	60,000	113,442

Total Convertible Corporate Bond (cost $43,077)		113,442

16

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds 44.7%

	Principal Amount	Market Value

Airlines 0.0%†
Continental Airlines Pass Through Trust, Series 1992-2, Class B, 7.57%, 09/15/21	$22,204	$23,037

Auto Components 0.4%
Allison Transmission, Inc., 7.13%, 05/15/19 (a)	310,000	334,800
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)	170,000	178,925
Schaeffler Finance BV, 8.50%, 02/15/19 (a)	200,000	225,500
Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.75%, 10/15/21 (a)	195,000	202,800
UCI International, Inc., 8.63%, 02/15/19	120,000	121,800

		1,063,825

Automobiles 0.7%
General Motors Co. 4.88%, 10/02/23 (a)	945,000	956,812
6.25%, 10/02/43 (a)	260,000	269,750
Volvo Treasury AB, 5.95%, 04/01/15 (a)	445,000	471,123

		1,697,685

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc., 6.88%, 11/15/19	330,000	404,251
Embotelladora Andina SA, 5.00%, 10/01/23 (a)	250,000	250,932
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	190,000	156,460
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19 (a)(d)	125,000	120,000

		931,643

Building Products 0.3%
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)	195,000	203,775
Louisiana-Pacific Corp., 7.50%, 06/01/20	250,000	278,750
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (a)	325,000	354,250

		836,775

Capital Markets 1.6%
Ameriprise Financial, Inc., 7.30%, 06/28/19	515,000	632,040
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17	275,000	306,053

Corporate Bonds (continued)

	Principal Amount		Market Value

Capital Markets (continued)
CDP Financial, Inc., 5.60%, 11/25/39 (a)		$270,000	$300,306
E*TRADE Financial Corp., 6.38%, 11/15/19		350,000	376,250
Goldman Sachs Group, Inc. (The) 5.75%, 01/24/22		215,000	242,000
6.75%, 10/01/37		450,000	498,168
Morgan Stanley 0.72%, 10/15/15 (b)		195,000	194,409
4.75%, 11/16/18		130,000	115,682
5.00%, 11/24/25		385,000	386,493
Nomura Holdings, Inc., 2.00%, 09/13/16		605,000	608,959
Oppenheimer Holdings, Inc., 8.75%, 04/15/18		275,000	294,594
TD Ameritrade Holding Corp., 4.15%, 12/01/14		310,000	320,158

			4,275,112

Chemicals 1.3%
Ashland, Inc. 4.75%, 08/15/22		835,000	795,338
6.88%, 05/15/43		155,000	146,475
Georgia Gulf Corp., 4.63%, 02/15/21 (a)		280,000	275,800
LyondellBasell Industries NV, 5.00%, 04/15/19		675,000	745,875
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		190,000	197,600
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.50%, 04/15/21 (a)		220,000	213,125
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		375,000	382,969
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 05/01/21 (a)(d)		300,000	319,875
Yingde Gases Investment Ltd., 8.13%, 04/22/18 (a)		200,000	207,929

			3,284,986

Commercial Banks 4.4%
ABN AMRO Bank NV, 1.04%, 10/28/16 (a)(b)		300,000	300,419
Banco BMG SA, 8.00%, 04/15/18 (a)		275,000	273,526
Banco de Credito del Peru, 4.25%, 04/01/23 (a)(d)		225,000	207,569
Banco Nacional de Costa Rica 4.88%, 11/01/18 (a)		385,000	378,045
6.25%, 11/01/23 (a)		350,000	339,094
Banco Santander Brasil SA/Cayman Islands, 8.00%, 03/18/16 (a)	BRL	300,000	117,940

17

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 01/30/24 (a)(b)	$225,000	$227,813
Bank of New York Mellon Corp. (The), 2.10%, 01/15/19	345,000	341,641
BBVA Bancomer SA 6.50%, 03/10/21 (a)	150,000	158,094
6.75%, 09/30/22 (a)	365,000	387,406
BBVA US Senior SAU, 4.66%, 10/09/15	500,000	526,028
BPCE SA, 2.50%, 12/10/18	300,000	297,844
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95%, 11/09/22	310,000	299,731
4.63%, 12/01/23	590,000	593,668
Eksportfinans ASA, 2.38%, 05/25/16	385,000	379,185
Finansbank AS, 5.15%, 11/01/17 (a)	265,000	254,360
Global Bank Corp., 4.75%, 10/05/17 (a)	400,000	396,779
HSBC USA, Inc., 2.38%, 02/13/15	300,000	305,887
ING Bank NV, 5.80%, 09/25/23 (a)	495,000	513,346
Intesa Sanpaolo SpA, 3.13%, 01/15/16	685,000	696,725
Korea Finance Corp., 2.88%, 08/22/18	220,000	221,548
Lloyds Banking Group PLC, 6.66%, 05/21/37 (a)(e)	650,000	627,250
Rabobank, Nederland NV, 11.00%, 06/30/19 (a)(e)	513,000	678,799
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	340,000	341,358
State Export-Import Bank of Ukraine JSC via Biz Finance PLC, 8.75%, 01/22/18	220,000	193,549
Turkiye Vakiflar Bankasi Tao, 5.00%, 10/31/18 (a)	225,000	220,449
Vnesheconombank Via VEB Finance Ltd., 6.90%, 07/09/20 (a)	775,000	853,957
Wachovia Capital Trust III, 5.57%, 02/03/14 (e)	455,000	418,600
Wells Fargo & Co. 2.15%, 01/15/19	225,000	224,294
4.13%, 08/15/23	745,000	743,173

		11,518,077

Corporate Bonds (continued)

	Principal Amount		Market Value

Commercial Services & Supplies 0.9%
ADT Corp. (The), 6.25%, 10/15/21 (a)		$95,000	$99,987
Cenveo Corp., 8.88%, 02/01/18		250,000	251,250
Clean Harbors, Inc., 5.13%, 06/01/21		200,000	201,000
Covanta Holding Corp., 6.38%, 10/01/22		150,000	154,875
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18		300,000	321,000
Monitronics International, Inc., 9.13%, 04/01/20		285,000	302,812
Nord Anglia Education (UK) Holdings PLC, 10.25%, 04/01/17 (a)		425,000	470,688
Nord Anglia Education, Inc., 9.50%, 02/15/18 (a)(f)		315,000	322,088
PHH Corp., 6.38%, 08/15/21		150,000	150,375

			2,274,075

Communications Equipment 0.6%
Avaya, Inc. 9.00%, 04/01/19 (a)		300,000	315,000
10.50%, 03/01/21 (a)(d)		225,000	216,000
Brightstar Corp., 9.50%, 12/01/16 (a)		175,000	192,500
Crown Castle International Corp., 5.25%, 01/15/23		205,000	200,388
Nokia OYJ, 6.63%, 05/15/39		700,000	683,159

			1,607,047

Computers & Peripherals 0.4%
Hewlett-Packard Co., 4.65%, 12/09/21		615,000	634,488
Seagate HDD Cayman, 4.75%, 06/01/23 (a)		405,000	377,663

			1,012,151

Construction & Engineering 0.5%
OAS Investments GmbH, 8.25%, 10/19/19 (a)		595,000	577,176
Odebrecht Finance Ltd. 8.25%, 04/25/18 (a)	BRL	530,000	188,704
7.13%, 06/26/42 (a)(d)		$420,000	387,000
Zachry Holdings, Inc., 7.50%, 02/01/20 (a)		205,000	214,225

			1,367,105

18

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Construction Materials 0.2%
Cemex Espana Luxembourg, 9.88%, 04/30/19 (a)	$230,000	$260,977
Cemex Finance LLC, 9.38%, 10/12/22 (a)	200,000	225,830

		486,807

Consumer Finance 0.5%
Ally Financial, Inc.
5.50%, 02/15/17	85,000	91,800
7.50%, 09/15/20	165,000	193,050
Discover Financial Services, 5.20%, 04/27/22	290,000	300,347
International Lease Finance Corp.
4.88%, 04/01/15	420,000	434,700
3.88%, 04/15/18	215,000	216,075
TMX Finance LLC/TitleMax Finance Corp., 8.50%, 09/15/18 (a)	150,000	159,000

		1,394,972

Consumer Products 0.1%
Prestige Brands, Inc., 5.38%, 12/15/21 (a)	200,000	201,500

Containers & Packaging 0.5%
ARD Finance SA, 11.13%, 06/01/18 (a)(f)	278,585	296,693
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.88%, 11/15/22 (a)	250,000	247,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20 (a)	250,000	265,312
Rock Tenn Co., 4.00%, 03/01/23	480,000	458,806

		1,268,311

Diversified Financial Services 2.9%
Bank of America Corp. 4.75%, 08/01/15	420,000	445,094
4.10%, 07/24/23	675,000	676,271
Boart Longyear Management Pty Ltd. 10.00%, 10/01/18 (a)	120,000	123,900
7.00%, 04/01/21 (a)(d)	185,000	138,750
Brazil Loan Trust 1, 5.48%, 07/24/23 (a)	752,000	759,520
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43 (a)	450,000	436,168
Citigroup, Inc. 2.25%, 08/07/15	345,000	352,115
6.25%, 06/29/17	NZD 150,000	126,495
3.50%, 05/15/23	$670,000	620,434

Corporate Bonds (continued)

	Principal Amount		Market Value

Diversified Financial Services (continued)
Dubai Holding Commercial Operations MTN Ltd., 6.00%, 02/01/17	GBP	150,000	$257,345
Federal Grid Co. OJS via Federal Grid Finance Ltd., 8.45%, 03/13/19	RUB	20,000,000	600,560
General Electric Capital Corp., 4.25%, 01/17/18	NZD	600,000	478,567
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22 (a)		$370,000	377,935
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 08/01/20 (a)(d)		150,000	154,875
iPayment Holdings, Inc., 15.00%, 11/15/18 (f)		137,156	65,149
iPayment, Inc., 10.25%, 05/15/18		200,000	164,500
JPMorgan Chase & Co. Series MPLE, 2.92%, 09/19/17	CAD	675,000	638,268
4.25%, 11/02/18	NZD	200,000	155,367
Opal Acquisition, Inc., 8.88%, 12/15/21 (a)		160,000	158,800
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18 (a)		775,000	788,563

			7,518,676

Diversified Telecommunication Services 3.1%
AT&T Corp., 8.00%, 11/15/31		260,000	347,120
AT&T, Inc., 2.63%, 12/01/22 (d)		245,000	220,901
Empresa de Telecomunicaciones de Bogota, 7.00%, 01/17/23 (a)	COP	797,000,000	361,045
Level 3 Financing, Inc. 3.85%, 01/15/18 (a)(b)		$450,000	452,812
8.63%, 07/15/20		150,000	167,625
Oi SA, 5.75%, 02/10/22 (a)		875,000	799,912
Sprint Capital Corp., 8.75%, 03/15/32		1,065,000	1,135,556
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15		300,000	313,664
Telemar Norte Leste SA, 9.50%, 04/23/19 (a)		210,000	237,196
TELUS Corp., Series CG, 5.05%, 12/04/19	CAD	65,000	66,573
Verizon Communications, Inc. 5.15%, 09/15/23		$1,670,000	1,791,606
6.55%, 09/15/43		320,000	373,321

19

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Diversified Telecommunication Services (continued)
Virgin Media Finance PLC, 4.88%, 02/15/22		$75,000	$62,888
Virgin Media Secured Finance PLC, 5.38%, 04/15/21 (a)		275,000	275,687
Vivacom, 6.63%, 11/15/18 (a)	EUR	235,000	321,673
Wind Acquisition Finance SA 11.75%, 07/15/17 (a)		$200,000	212,750
7.25%, 02/15/18 (a)		200,000	209,500
Wind Acquisition Holdings Finance SA, 12.25%, 07/15/17 (a)(d)(f)		538,575	568,197
Windstream Corp., 7.50%, 06/01/22		215,000	219,838

			8,137,864

Electric Utilities 1.8%
AES Corp. (The) 9.75%, 04/15/16		250,000	295,625
8.00%, 10/15/17		85,000	100,300
Carolina Power & Light Co., 4.10%, 03/15/43		300,000	274,899
Commonwealth Edison Co., 5.80%, 03/15/18		375,000	432,234
Elwood Energy LLC, 8.16%, 07/05/26		76,318	80,515
Enel Finance International NV, 6.00%, 10/07/39 (a)		200,000	186,794
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		309,000	328,312
Eskom Holdings SOC Ltd., 6.75%, 08/06/23 (a)		200,000	205,519
Great Plains Energy, Inc., 5.29%, 06/15/22 (c)		350,000	373,440
Hydro Quebec, 1.38%, 06/19/17		1,000,000	991,959
Monongahela Power Co. 4.10%, 04/15/24 (a)		210,000	208,682
5.40%, 12/15/43 (a)		225,000	233,698
Public Service Co. of Colorado, 2.50%, 03/15/23		205,000	186,639
Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 (a)		200,000	187,682
5.06%, 04/08/43 (a)		660,000	590,392

			4,676,690

Electrical Equipment 0.0%†
Timken Co., 6.00%, 09/15/14		45,000	46,678

Energy Equipment & Services 0.3%
Forbes Energy Services Ltd., 9.00%, 06/15/19		200,000	195,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services (continued)
Weatherford International Ltd. 6.00%, 03/15/18	$140,000	$157,618
5.13%, 09/15/20	305,000	327,624

		680,992

Food & Staples Retailing 0.2%
CST Brands, Inc., 5.00%, 05/01/23	195,000	187,200
CVS Caremark Corp., 3.25%, 05/18/15	305,000	315,487

		502,687

Food Products 1.1%
ConAgra Foods, Inc., 4.95%, 08/15/20	425,000	455,728
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20 (a)(d)	275,000	288,750
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 06/01/21 (a)	190,000	198,075
Marfrig Holding Europe BV 9.88%, 07/24/17 (a)	460,000	450,110
8.38%, 05/09/18 (a)(d)	950,000	883,500
Pinnacle Operating Corp., 9.00%, 11/15/20 (a)	190,000	203,300
Simmons Foods, Inc., 10.50%, 11/01/17 (a)	300,000	318,750

		2,798,213

Gas Utilities 1.5%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	78,943
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	185,000	197,950
Energy Transfer Partners LP, 6.05%, 06/01/41	150,000	153,134
Enterprise Products Operating LLC, 5.25%, 01/31/20	505,000	563,507
Genesis Energy LP/Genesis Energy Finance Corp. 7.88%, 12/15/18	165,000	177,787
5.75%, 02/15/21	200,000	201,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 07/15/23	80,000	74,900
Regency Energy Partners LP/Regency Energy Finance Corp. 6.50%, 07/15/21	190,000	203,300
5.50%, 04/15/23	170,000	167,025
Sabine Pass LNG LP 7.50%, 11/30/16	110,000	124,300
6.50%, 11/01/20	285,000	294,262

20

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.25%, 05/01/23	$245,000	$237,650
4.25%, 11/15/23 (a)	170,000	153,000
Tennessee Gas Pipeline Co. LLC, 8.38%, 06/15/32	290,000	370,200
Williams Partners LP 7.25%, 02/01/17	280,000	324,579
4.13%, 11/15/20	345,000	352,207
5.80%, 11/15/43	240,000	245,325

		3,919,069

Health Care Equipment & Supplies 0.1%
NBTY, Inc., 9.00%, 10/01/18	250,000	273,750

Health Care Providers & Services 1.2%
Coventry Health Care, Inc., 5.45%, 06/15/21	385,000	427,524
Express Scripts Holding Co., 3.50%, 11/15/16	360,000	381,475
HCA, Inc., 4.75%, 05/01/23	650,000	615,875
Hologic, Inc., 6.25%, 08/01/20	180,000	189,900
Hospira, Inc., 5.80%, 08/12/23	340,000	351,718
Humana, Inc. 6.45%, 06/01/16	135,000	150,726
8.15%, 06/15/38	175,000	231,311
Life Technologies Corp., 6.00%, 03/01/20	305,000	351,129
OnCure Holdings, Inc. 11.75%, 01/15/17	89,286	94,643
11.75%, 05/15/17	250,000	2,062
Service Corp. International, 7.50%, 04/01/27	275,000	290,125
Universal Hospital Services, Inc., 7.63%, 08/15/20	75,000	79,313

		3,165,801

Healthcare 0.0%†
HCA, Inc., 6.50%, 02/15/20	50,000	54,938

Hotels, Restaurants & Leisure 1.0%
Arcos Dorados Holdings, Inc., 6.63%, 09/27/23 (a)	400,000	403,868
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/17	435,000	443,700
12.75%, 04/15/18	325,000	185,250
Carrols Restaurant Group, Inc., 11.25%, 05/15/18	175,000	199,062

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
Dave & Buster’s, Inc., 11.00%, 06/01/18	$275,000	$301,125
MGM Resorts International, 11.38%, 03/01/18	175,000	222,688
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	250,000	288,125
PNK Finance Corp., 6.38%, 08/01/21 (a)	220,000	224,950
Yum! Brands, Inc., 4.25%, 09/15/15	275,000	290,779

		2,559,547

Household Durables 0.3%
NVR, Inc., 3.95%, 09/15/22	360,000	344,224
SIWF Merger Sub, Inc./Spring Industries, Inc., 6.25%, 06/01/21 (a)	181,000	182,810
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 7.75%, 04/15/20 (a)	154,000	169,400
5.25%, 04/15/21 (a)(d)	85,000	82,662

		779,096

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	270,000	275,400

Industrial Conglomerates 0.1%
General Electric Co., 5.25%, 12/06/17	220,000	249,412

Information Technology Services 0.4%
First Data Corp. 8.25%, 01/15/21 (a)(d)	550,000	583,000
12.63%, 01/15/21	325,000	381,063

		964,063

Insurance 0.6%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)	250,000	263,125
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)	535,000	541,458
Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/21 (a)	135,000	141,075
MetLife, Inc., 5.70%, 06/15/35	280,000	305,793
Willis Group Holdings PLC, 4.13%, 03/15/16	255,000	267,312

		1,518,763

21

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Internet & Catalog Retail 0.5%
Amazon.com, Inc., 1.20%, 11/29/17	$325,000	$319,182
QVC, Inc. 7.50%, 10/01/19 (a)	500,000	539,375
4.38%, 03/15/23	375,000	352,706

		1,211,263

Internet Software & Services 0.3%
Baidu, Inc., 3.25%, 08/06/18	200,000	201,690
Equinix, Inc. 7.00%, 07/15/21	120,000	131,100
5.38%, 04/01/23 (d)	225,000	219,375
Pacnet Ltd., 9.00%, 12/12/18 (a)(d)	200,000	204,967

		757,132

Machinery 0.4%
CNH Capital LLC, 3.88%, 11/01/15	365,000	376,862
Liberty Tire Recycling, 11.00%, 10/01/16 (a)	200,000	200,500
TMK OAO Via TMK Capital SA, 6.75%, 04/03/20 (a)	350,000	336,671

		914,033

Marine 0.2%
Horizon Lines LLC 11.00%, 10/15/16	147,000	146,632
15.00%, 10/15/16 (f)	180,984	170,125
Martin Midstream Partners LP/Martin Midstream Finance Corp. 8.88%, 04/01/18	135,000	142,425
7.25%, 02/15/21	170,000	172,975

		632,157

Media 2.3%
Cablevision Systems Corp., 8.00%, 04/15/20	350,000	390,250
Cengage Learning Acquisitions, Inc. 12.00%, 06/30/19 (a)(g)	300,000	42,750
11.50%, 04/15/20 (a)(g)	60,000	47,850
Clear Channel Worldwide Holdings, Inc. Series A, 7.63%, 03/15/20	275,000	285,312
6.50%, 11/15/22	150,000	152,063
Columbus International, Inc., 11.50%, 11/20/14 (a)	465,000	487,553
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 03/01/21	360,000	379,304
DISH DBS Corp., 6.75%, 06/01/21	450,000	476,437

Corporate Bonds (continued)

	Principal Amount		Market Value

Media (continued)
DreamWorks Animation SKG, Inc., 6.88%, 08/15/20 (a)		$125,000	$132,187
Grupo Televisa SAB, 7.25%, 05/14/43	MXN	8,700,000	540,565
Hughes Satellite Systems Corp., 7.63%, 06/15/21		$200,000	223,000
Intelsat Luxembourg SA, 8.13%, 06/01/23 (a)		200,000	214,000
Mediacom LLC/Mediacom Capital Corp., 7.25%, 02/15/22		100,000	106,250
Nara Cable Funding Ltd., 8.88%, 12/01/18 (a)		275,000	294,250
Ottawa Holdings Pte Ltd., 5.88%, 05/16/18 (a)		150,000	115,830
Polish Television Holding BV, 11.00%, 01/15/21 (a)(f)	EUR	150,000	221,832
Thomson Reuters Corp., 4.30%, 11/23/23		$260,000	260,492
Time Warner Cable, Inc.
8.25%, 04/01/19		435,000	512,378
5.00%, 02/01/20		110,000	111,804
Univision Communications, Inc. 7.88%, 11/01/20 (a)(d)		175,000	193,375
6.75%, 09/15/22 (a)		60,000	65,850
Visant Corp., 10.00%, 10/01/17		280,000	270,900
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19		175,000	194,687
WMG Acquisition Corp. 11.50%, 10/01/18		145,000	167,112
6.00%, 01/15/21 (a)		175,000	181,344

			6,067,375

Media - Cable 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 09/01/23 (a)		375,000	355,313

Metals & Mining 2.5%
Aleris International, Inc., 7.88%, 11/01/20		185,000	196,562
ArcelorMittal 4.25%, 08/05/15		120,000	124,451
5.11%, 02/25/17		375,000	400,811
6.75%, 02/25/22 (d)		270,000	293,985
Barrick Gold Corp., 4.10%, 05/01/23		570,000	514,478
Barrick North America Finance LLC, 5.75%, 05/01/43		320,000	288,900
BHP Billiton Finance USA Ltd. 3.85%, 09/30/23		275,000	275,969
5.00%, 09/30/43		730,000	740,751

22

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Metals & Mining (continued)
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		$100,000	$97,000
FMG Resources (August 2006) Pty Ltd., 6.88%, 04/01/22 (a)(d)		170,000	185,300
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20		360,000	352,042
Fresnillo PLC, 5.50%, 11/13/23 (a)		495,000	480,150
Glencore Funding LLC, 2.50%, 01/15/19 (a)		390,000	375,549
Indo Energy Finance II BV, 6.38%, 01/24/23 (a)		265,000	218,625
Midwest Vanadium Pty Ltd., 11.50%, 02/15/18 (a)		150,000	124,125
Rio Tinto Finance USA PLC 1.38%, 06/17/16		340,000	342,208
2.25%, 12/14/18		390,000	387,848
Southern Copper Corp., 6.38%, 07/27/15		200,000	214,820
Vale Overseas Ltd., 8.25%, 01/17/34 (d)		440,000	505,934
Vale SA 4.38%, 03/24/18	EUR	100,000	149,768
5.63%, 09/11/42		$305,000	274,223

			6,543,499

Multi-Utilities & Unregulated Power 0.1%
NRG Energy, Inc., 7.88%, 05/15/21		255,000	283,050

Oil, Gas & Consumable Fuels 4.5%
Afren PLC, 6.63%, 12/09/20 (a)		250,000	250,331
Antero Resources Finance Corp., 6.00%, 12/01/20		340,000	357,000
Bonanza Creek Energy, Inc., 6.75%, 04/15/21		160,000	168,400
BP Capital Markets plc, 3.25%, 05/06/22		360,000	348,189
Canadian Oil Sands Ltd., 6.00%, 04/01/42 (a)		200,000	202,301
Chaparral Energy, Inc., 7.63%, 11/15/22		185,000	197,950
Chesapeake Energy Corp. 6.88%, 11/15/20		175,000	196,000
5.75%, 03/15/23 (d)		95,000	98,325
Chevron Corp., 3.19%, 06/24/23		300,000	289,158
Continental Resources, Inc., 5.00%, 09/15/22		235,000	244,106
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23 (a)		300,000	302,073

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Hercules Offshore, Inc., 7.50%, 10/01/21 (a)	$190,000	$201,400
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 02/01/21	275,000	290,812
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 05/01/21	200,000	205,500
Oasis Petroleum, Inc., 6.88%, 03/15/22 (a)	185,000	196,563
Pacific Rubiales Energy Corp. 5.38%, 01/26/19 (a)	130,000	128,364
7.25%, 12/12/21 (a)	305,000	323,300
Penn Virginia Corp., 8.50%, 05/01/20	200,000	214,750
Petrobras Global Finance BV 2.38%, 01/15/19 (b)	140,000	137,215
4.38%, 05/20/23 (d)	95,000	84,560
5.63%, 05/20/43	685,000	557,463
Petrobras International Finance Co., 5.75%, 01/20/20	640,000	658,836
Petrohawk Energy Corp., 7.25%, 08/15/18	265,000	285,206
Petroleos de Venezuela SA
Series 2014, 4.90%, 10/28/14	580,000	532,171
5.00%, 10/28/15	590,000	488,270
5.25%, 04/12/17	750,000	554,921
9.75%, 05/17/35	495,000	348,604
Petroleos Mexicanos 4.88%, 01/18/24	304,000	302,362
5.50%, 06/27/44	290,000	263,733
Range Resources Corp., 5.00%, 03/15/23	190,000	186,200
Resolute Energy Corp., 8.50%, 05/01/20	225,000	237,375
Samson Investment Co., 10.50%, 02/15/20 (a)	260,000	283,400
SandRidge Energy, Inc., 8.13%, 10/15/22	185,000	196,563
Total Capital SA 2.13%, 08/10/18	475,000	476,627
4.45%, 06/24/20	310,000	336,321
Transocean, Inc., 6.38%, 12/15/21	530,000	595,509
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)	185,000	190,088
WPX Energy, Inc., 6.00%, 01/15/22	350,000	350,000
YPF SA, 8.88%, 12/19/18 (a)	360,000	373,594

		11,653,540

23

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Paper & Forest Products 0.4%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)	$380,000	$409,450
Catalyst Paper Corp., 11.00%, 10/30/17 (f)	185,000	112,850
Georgia-Pacific LLC, 8.88%, 05/15/31	235,000	326,728
Norske Skogindustrier ASA, 6.13%, 10/15/15 (a)(d)	405,000	295,650

		1,144,678

Personal Products 0.1%
First Quality Finance Co., Inc., 4.63%, 05/15/21 (a)	195,000	183,300

Pharmaceuticals 0.4%
Endo Finance Co., 5.75%, 01/15/22 (a)	200,000	201,750
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	490,000	480,285
Valeant Pharmaceuticals International, 6.75%, 08/15/21 (a)	275,000	291,844

		973,879

Real Estate Investment Trusts (REITs) 0.2%
Geo Group, Inc. (The) 6.63%, 02/15/21	165,000	174,487
5.13%, 04/01/23	75,000	69,469
Simon Property Group LP, 10.35%, 04/01/19	190,000	256,458

		500,414

Real Estate Management & Development 0.3%
Country Garden Holdings Co. Ltd. 11.25%, 04/22/17 (a)	170,000	182,538
7.50%, 01/10/23 (a)	400,000	382,742
Longfor Properties Co. Ltd., 6.75%, 01/29/23	290,000	266,567

		831,847

Retailers 0.1%
Neiman Marcus Group Ltd., Inc., 8.75%, 10/15/21 (a)(f)	195,000	204,263

Road & Rail 0.5%
Ahern Rentals, Inc., 9.50%, 06/15/18 (a)(d)	195,000	211,087
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (a)(b)	450,000	452,250
Bristow Group, Inc., 6.25%, 10/15/22	210,000	221,550

Corporate Bonds (continued)

	Principal Amount		Market Value

Road & Rail (continued)
syncreon Group BV/syncreon Global Finance US, Inc., 8.63%, 11/01/21 (a)		$200,000	$197,496
United Rentals North America, Inc., 7.63%, 04/15/22		215,000	238,919

			1,321,302

Semiconductors & Semiconductor Equipment 0.4%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		425,000	414,375
Samsung Electronics America, Inc., 1.75%, 04/10/17 (a)		600,000	600,064

			1,014,439

Software 0.2%
Activision Blizzard, Inc., 5.63%, 09/15/21 (a)		185,000	191,012
BMC Software Finance, Inc., 8.13%, 07/15/21 (a)		200,000	205,500

			396,512

Sovereign 0.1%
Perusahaan Penerbit SBSN Indonesia, 3.30%, 11/21/22 (a)		400,000	328,704

Specialty Retail 0.2%
Jo-Ann Stores Holdings, Inc., 10.50%, 10/15/19 (a)(f)		180,000	188,100
L Brands, Inc., 5.63%, 10/15/23 (d)		190,000	192,375
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 8.25%, 08/01/18 (a)(f)		150,000	155,250

			535,725

Supranational 0.6%
Central American Bank for Economic Integration, 5.38%, 09/24/14 (a)		150,000	154,954
Corp. Andina de Fomento, 4.38%, 06/15/22		280,000	280,174
Eurasian Development Bank, 4.77%, 09/20/22 (a)(d)		577,000	568,532
International Bank for Reconstruction & Development Series GDIF, 3.25%, 04/14/14	NOK	870,000	144,014
Series GDIF, 3.75%, 05/19/17		1,800,000	311,766

			1,459,440

24

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Technology 0.0%†
NCR Escrow Corp., 6.38%, 12/15/23 (a)(d)		$75,000	$76,500

Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc., 6.13%, 10/15/20		180,000	193,050

Thrifts & Mortgage Finance 0.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.50%, 09/26/19 (a)		300,000	319,682

Tobacco 0.3%
Altria Group, Inc., 10.20%, 02/06/39		127,000	197,905
Lorillard Tobacco Co., 8.13%, 06/23/19		555,000	676,509

			874,414

Transportation Infrastructure 0.4%
DP World Ltd., 6.85%, 07/02/37 (a)(d)		630,000	618,212
ENA Norte Trust, 4.95%, 04/25/28 (a)		332,862	319,767

			937,979

Wireless Telecommunication Services 1.9%
America Movil SAB de CV 3.13%, 07/16/22		315,000	289,417
Series 12, 6.45%, 12/05/22	MXN	6,000,000	420,586
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		$480,000	610,552
Cricket Communications, Inc., 7.75%, 10/15/20		175,000	199,937
Crown Castle Towers LLC, 3.21%, 08/15/35 (a)		230,000	234,498
Digicel Group Ltd., 8.25%, 09/30/20 (a)		400,000	414,000
Millicom International Cellular SA, 6.63%, 10/15/21 (a)		370,000	381,910
NII Capital Corp. 10.00%, 08/15/16		710,000	376,300
7.63%, 04/01/21		495,000	204,188
Sprint Corp., 7.88%, 09/15/23 (a)		185,000	198,644
Sprint Nextel Corp. 7.00%, 08/15/20		180,000	195,300
11.50%, 11/15/21		215,000	280,575
T-Mobile USA, Inc., 6.63%, 04/28/21		190,000	198,550

Corporate Bonds (continued)

	Principal Amount		Market Value

Wireless Telecommunication Services (continued)
VimpelCom Holdings BV, 7.50%, 03/01/22 (a)		$810,000	$848,475

			4,852,932

Total Corporate Bonds (cost $116,165,881)			115,931,169

Municipal Bonds 0.5%
Georgia 0.5%
Municipal Electric Authority of Georgia 6.64%, 04/01/57		675,000	710,188
7.06%, 04/01/57		440,000	445,218

			1,155,406

Total Municipal Bonds (cost $1,116,347)			1,155,406

Sovereign Bonds 16.5%
AUSTRALIA 0.8%
Queensland Treasury Corp., 4.00%, 06/21/19	AUD	2,350,000	2,099,787

BELARUS 0.4%
Republic of Belarus, 8.75%, 08/03/15		$250,000	253,144
8.95%, 01/26/18		750,000	751,696

			1,004,840

BRAZIL 1.2%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17	BRL	2,784,000	1,114,574
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/23		3,125,000	1,117,678
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (a)		$540,000	544,766
4.13%, 09/15/17 (a)	EUR	160,000	227,012
5.75%, 09/26/23 (a)		$200,000	196,668

			3,200,698

CANADA 1.0%
Muskrat Falls/Labrador Transmission Assets Funding Trust, 3.86%, 12/01/48 (a)	CAD	300,000	287,395
Canadian Government Bond, 1.25%, 03/01/18		275,000	252,656
4.25%, 06/01/18		410,000	425,119
Province of Quebec Canada, 4.50%, 12/01/19		350,000	361,540
4.50%, 12/01/20		180,000	185,739

25

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

CANADA (continued)
Province of Manitoba Canada, 1.75%, 05/30/19		$1,000,000	$978,887

			2,491,336

CAYMAN ISLANDS 0.3%
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (a)(d)		710,000	657,488
Cayman Islands Government Bond, 5.95%, 11/24/19 (a)		225,000	250,200

			907,688

CHILE 0.0%†
Corp. Nacional del Cobre de Chile, 5.63%, 10/18/43 (a)(d)		100,000	96,805

COLOMBIA 0.3%
Colombia Government International Bond, 4.38%, 03/21/23	COP	1,541,000,000	706,084
4.00%, 02/26/24		$200,000	193,500

			899,584

COSTA RICA 0.2%
Costa Rica Government International Bond, 10.00%, 08/01/20 (a)		365,000	456,250

CROATIA 0.4%
Croatia Government International Bond, 6.25%, 04/27/17 (a)		295,000	314,028
6.75%, 11/05/19 (a)		300,000	324,750
5.50%, 04/04/23 (a)		310,000	301,182

			939,960

GABON 0.1%
Gabonese Republic, 6.38%, 12/12/24 (a)		320,000	321,200

GERMANY 0.9%
Bundesrepublik Deutschland, 3.25%, 01/04/20	EUR	345,000	531,680
Bundesobligation, 0.25%, 04/13/18		1,300,000	1,748,121

			2,279,801

GUATEMALA 0.1%
Guatemala Government Bond, 4.88%, 02/13/28 (a)		$300,000	272,250

HONDURAS 0.1%
Honduras Government International Bond, 7.50%, 03/15/24 (a)		200,000	183,358

Sovereign Bonds (continued)

	Principal Amount		Market Value

HUNGARY 1.5%
Hungary Government Bond, 6.50%, 06/24/19	HUF	126,000,000	$624,746
6.00%, 11/24/23		272,450,000	1,294,464
Hungary Government International Bond, 2.11%, 10/26/17	JPY	100,000,000	844,672
5.38%, 02/21/23		$405,000	400,562
5.75%, 11/22/23		550,000	541,598
MFB Magyar Fejlesztesi Bank Zrt, 6.25%, 10/21/20 (a)		305,000	312,666

			4,018,708

INDONESIA 0.9%
Indonesia Treasury Bond, 7.00%, 05/15/22	IDR	8,138,000,000	611,931
5.63%, 05/15/23		7,500,000,000	506,321
Indonesia Government International Bond, 7.50%, 01/15/16 (a)		$250,000	275,000
3.38%, 04/15/23 (a)		200,000	171,000
4.63%, 04/15/43 (a)(d)		300,000	237,383
Republic of Indonesia, 5.25%, 01/17/42 (a)		340,000	289,850
Perusahaan Penerbit SBSN Indonesia, 6.13%, 03/15/19 (a)		200,000	211,892

			2,303,377

IVORY COAST 0.2%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (c)		700,000	622,119

MEXICO 1.1%
Mexican Bonos, 8.50%, 12/13/18	MXN	4,900,000	426,582
6.50%, 06/10/21		14,650,000	1,150,853
7.75%, 05/29/31		5,656,700	452,837
Mexico Government International Bond, 4.00%, 10/02/23		$180,000	177,417
4.75%, 03/08/44		650,000	588,087

			2,795,776

NORWAY 0.3%
Norway Government Bond, 3.75%, 05/25/21	NOK	1,750,000	307,307
2.00%, 05/24/23		2,500,000	378,999

			686,306

26

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20		$165,000	$179,350
4.30%, 04/29/53		265,000	198,260

			377,610

PHILIPPINES 0.3%
Philippine Government International Bond, 6.25%, 01/14/36	PHP	30,000,000	688,682

POLAND 0.2%
Poland Government Bond, 5.50%, 10/25/19	PLN	1,400,000	498,837

ROMANIA 1.1%
Romania Government Bond, 5.90%, 07/26/17	RON	1,980,000	638,454
5.60%, 11/28/18		2,050,000	651,914
5.85%, 04/26/23		3,150,000	999,258
Romanian Government International Bond, 4.38%, 08/22/23 (a)		$550,000	530,137

			2,819,763

RUSSIA 0.8%
Russian Federal Bond - OFZ, 8.15%, 02/03/27	RUB	18,600,000	583,487
7.05%, 01/19/28		33,500,000	948,238
Russian Foreign Bond - Eurobond, 4.88%, 09/16/23 (a)		$400,000	404,000
7.50%, 03/31/30 (c)		14,263	16,602

			1,952,327

SLOVENIA 0.1%
Slovenia Government International Bond, 4.75%, 05/10/18 (a)		200,000	204,978

SOUTH AFRICA 0.4%
South Africa Government Bond, 7.00%, 02/28/31	ZAR	6,240,000	498,473
South Africa Government International Bond, 5.50%, 03/09/20		$500,000	531,200

			1,029,673

SUPRANATIONAL 0.1%
Eastern and Southern African Trade and Development Bank, 6.88%, 01/09/16		320,000	332,791

Sovereign Bonds (continued)

	Principal Amount		Market Value

SWEDEN 0.7%
Sweden Government Bond, 3.00%, 07/12/16	SEK	6,000,000	$976,556
3.50%, 06/01/22		4,750,000	802,834

			1,779,390

THAILAND 0.7%
Thailand Government Bond, 3.65%, 12/17/21	THB	37,500,000	1,131,792
3.63%, 06/16/23		26,417,000	786,916

			1,918,708

TURKEY 0.2%
Hazine Mustesarligi Varlik Kiralama AS, 4.56%, 10/10/18 (a)		$75,000	74,839
Turkey Government International Bond, 3.25%, 03/23/23		650,000	535,275

			610,114

UKRAINE 0.4%
Ukraine Government International Bond, 6.25%, 06/17/16 (a)		600,000	563,136
7.50%, 04/17/23 (a)		479,000	431,100

			994,236

UNITED KINGDOM 0.9%
United Kingdom Gilt, 1.25%, 07/22/18	GBP	1,000,000	1,612,249
4.75%, 03/07/20		350,000	661,307

			2,273,556

URUGUAY 0.3%
Uruguay Government International Bond, 8.42%, 09/14/18	UYU	3,988,683	201,753
5.18%, 12/15/28		10,677,306	506,800

			708,553

VENEZUELA 0.4%
Venezuela Government International Bond, 7.75%, 10/13/19		$420,000	314,370
6.00%, 12/09/20		650,000	433,225
7.65%, 04/21/25		230,000	155,825
11.75%, 10/21/26		175,000	149,625

			1,053,045

Total Sovereign Bonds (cost $44,235,833)			42,822,106

27

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies 15.1%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool Pool# C90381 7.50%, 11/01/20	$340	$383
Pool# C00712 6.50%, 02/01/29	7,862	8,859
Pool# C39060 8.00%, 06/01/30	434	523
Pool# C41531 8.00%, 08/01/30	1,492	1,799
Pool# C42327 8.00%, 09/01/30	1,203	1,444
Pool# C01104 8.00%, 12/01/30	12,732	14,763
Pool# C48997 8.00%, 03/01/31	28,428	33,534
Pool# C49587 8.00%, 03/01/31	17,507	21,132
Pool# C50477 8.00%, 04/01/31	22,700	27,272
Pool# C53381 8.00%, 06/01/31	2,996	3,602
Pool# C69951 6.50%, 08/01/32	19,478	21,912
Pool# Q09258 3.00%, 07/01/42	388,876	368,855
Federal National Mortgage Association Pool Pool# 540017 8.00%, 05/01/30	1,709	2,023
Pool# 564993 7.50%, 03/01/31	8,153	9,541
Pool# 606566 7.50%, 10/01/31	3,712	4,329
Pool# AB4168 3.50%, 01/01/32	581,779	596,142
Pool# 642656 7.00%, 07/01/32	23,672	27,254
Pool# 886574 2.66%, 08/01/36 (b)	129,668	137,025
Pool# 257231 5.50%, 06/01/38	496,039	544,616
Pool# AJ5302 4.00%, 11/01/41	865,156	892,327
Federal National Mortgage Association Pool TBA 2.50%, 01/25/29	2,305,000	2,281,230
3.50%, 01/25/29	1,575,000	1,647,229
3.00%, 01/25/44	4,400,000	4,181,375
3.50%, 01/25/44	6,175,000	6,139,301
4.00%, 01/25/44	3,125,000	3,220,215
4.50%, 01/25/44	4,565,000	4,841,040
5.00%, 01/25/44	2,500,000	2,716,797
5.50%, 01/25/44	1,585,000	1,743,871
6.00%, 01/25/44	2,155,000	2,392,721

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool Pool# GN 779081, 3.00%, 04/15/27	$605,879	$620,908
Government National Mortgage Association II Pool Pool# G2 82468 4.00%, 01/20/40 (b)	196,120	204,732
Pool# G2 82478 3.50%, 02/20/40 (b)	918,716	964,983
Pool# G2 82483 3.50%, 02/20/40 (b)	143,709	148,640
Pool# G2 82520 4.00%, 04/20/40 (b)	226,668	241,362
Pool# G2 82570 3.50%, 06/20/40 (b)	20,033	21,253
Pool# G2 710035 5.39%, 12/20/59	352,434	379,370
Pool# G2 710065 4.81%, 02/20/61	683,979	747,335
Pool# G2 710078 4.70%, 06/20/61	319,051	347,367
Pool# G2 751413 4.50%, 07/20/61	253,388	273,986
Pool# G2 710083 4.70%, 08/20/61	242,122	264,270
Pool# G2 710087 4.70%, 09/20/61	270,085	294,671
Pool# G2 773443 5.07%, 04/20/62	259,382	284,718
Pool# G2 766552 4.85%, 05/20/62	153,629	168,445
Pool# G2 765227 4.56%, 11/20/62	761,248	832,015
Pool# G2 AC0934 4.65%, 01/20/63	122,696	131,571
Pool# G2 AC0942 4.66%, 01/20/63	46,884	50,105
Government National Mortgage Association II Pool TBA 3.50%, 01/15/44	1,300,000	1,312,086

Total U.S. Government Mortgage Backed Agencies (cost $39,276,191)		39,168,931

U.S. Government Sponsored & Agency Obligations 1.2%
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17 (d)	265,000	303,067
Federal National Mortgage Association 5.00%, 05/11/17	1,050,000	1,186,494
U.S. Treasury Notes 1.50%, 12/31/18	1,630,000	1,611,663

Total U.S. Government Sponsored & Agency Obligations (cost $2,949,645)		3,101,224

28

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

U.S. Treasury Bond 1.2%

	Principal Amount	Market Value

U.S. Treasury Bonds, 3.63%, 08/15/43 (h)	$3,415,000	$3,225,041

Total U.S. Treasury Bond (cost $3,303,335)		3,225,041

U.S. Treasury Note 2.4%
U.S. Treasury Notes, 2.75%, 11/15/23 (d)	6,395,000	6,256,108

Total U.S. Treasury Note (cost $6,343,069)		6,256,108

Yankee Dollars 0.7%
Insurance 0.1%
Validus Holdings Ltd., 8.88%, 01/26/40	250,000	319,772

Oil, Gas & Consumable Fuels 0.4%
Nexen, Inc., 7.50%, 07/30/39	285,000	362,506
Suncor Energy, Inc., 5.95%, 12/01/34	270,000	289,340
Talisman Energy, Inc., 7.75%, 06/01/19	335,000	401,849

		1,053,695

Paper & Forest Products 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	370,000	401,450

Total Yankee Dollars (cost $1,714,121)		1,774,917

Common Stock 0.0%†

	Shares	Market Value

Media 0.0%†
Dex Media, Inc. *(d)	451	3,058

Total Common Stock (cost $778,974)		3,058

Warrant 0.0%†

	Number of Warrants	Market Value

Marine 0.0%†
Horizon Lines, Inc., expiring 10/05/36*	93,475	78,519

Total Warrant (cost $185,414)		78,519

Mutual Fund 9.7%

	Shares	Market Value

Money Market Fund 9.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (i)	25,277,832	$25,277,832

Total Mutual Fund (cost $25,277,832)		25,277,832

Repurchase Agreements 2.8%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $237,532, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $242,283. (j)	$237,532	237,532
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $3,000,047, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $3,060,000. (j)	3,000,000	3,000,000
BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $4,000,001, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.75%, maturing 01/30/14 - 06/12/37; total market value $4,080,006. (j)	4,000,000	4,000,000

Total Repurchase Agreements (cost $7,237,532)		$7,237,532

Total Investments (cost $296,040,740) (k) — 113.5%		294,706,171

Liabilities in excess of other assets — (13.5)%		(35,167,337)

NET ASSETS — 100.0%		$259,538,834

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $68,957,577 which represents 26.57% of net assets.

29

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2013.

(d)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $13,464,409, which was collateralized by repurchase agreements with a total value of $7,237,532 and $6,571,017 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.13% - 8.50%, and maturity dates ranging from 06/01/14 - 11/20/63, a total value of $13,808,549.

(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date reflects the next call date.

(f)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

(g)	Security in default.

(h)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(i)	Represents 7-day effective yield as of December 31, 2013.

(j)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $7,237,532.

(k)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ACES	Alternative Credit Enhancement Services

AS	Stock Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

FDIC	Federal Deposit Insurance Corporation

GDIF	Global Debt Issuance Facility

GmbH	Limited Liability Company
IO	Interest Only

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

MTN	Medium Term Note

NV	Public Traded Company

OAO	Joint Stock Company

OJSC	Open Joint Stock Company

OYJ	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

SpA	Limited Share Company

TBA	To Be Announced

Currency:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

EUR	Euro

GBP	Great British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippines Peso

PLN	Poland New Zloty

RON	Romanian Leu

RUB	Russia Ruble

SEK	Swedish Krona

THB	Thailand Baht

UYU	Uruguay Peso Uruguayo

ZAR	South Africa Rand

30

Statement of Investments (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund (Continued)

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
34	U.S. Treasury 10 Year Note	03/20/14	$4,183,594	$(76,307)

At December 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Barclays Bank PLC	1/28/14	(2,391,668)	$ (2,133,703)	$(2,131,920)	$1,783
Australian Dollar	Barclays Bank PLC	1/28/14	(175,000)	(156,124)	(155,994)	130
Australian Dollar	JPMorgan Chase Bank	1/28/14	(498,921)	(442,904)	(444,736)	(1,832)
British Pound	Royal Bank of Scotland	1/28/14	(160,663)	(262,337)	(266,004)	(3,667)
British Pound	Royal Bank of Scotland	1/28/14	(55)	(90)	(91)	(1)
Canadian Dollar	Barclays Bank PLC	1/28/14	(2,192,074)	(2,067,306)	(2,062,308)	4,998
Canadian Dollar	Barclays Bank PLC	1/28/14	(686,413)	(647,344)	(645,779)	1,565
Euro	Bank of America NA	1/28/14	(100,572)	(138,545)	(138,355)	190
Euro	Standard Chartered Bank	1/28/14	(500,000)	(691,277)	(687,842)	3,435
Euro	Standard Chartered Bank	1/28/14	(680,000)	(940,136)	(935,464)	4,672
Euro	Standard Chartered Bank	1/28/14	(500,000)	(691,277)	(687,842)	3,435
Norwegian Krone	Standard Chartered Bank	1/28/14	(3,360,270)	(547,320)	(553,483)	(6,163)
Romania New Leu	Standard Chartered Bank	1/28/14	(3,583,358)	(1,092,820)	(1,101,220)	(8,400)
South African Rand	Royal Bank of Scotland	1/28/14	(4,433,520)	(420,000)	(421,096)	(1,096)
South African Rand	Royal Bank of Scotland	1/28/14	(2,744,560)	(260,000)	(260,678)	(678)
Swedish Krona	Standard Chartered Bank	1/28/14	(6,299,440)	(961,248)	(978,979)	(17,731)
Turkish Lira	Standard Chartered Bank	1/28/14	(740,914)	(352,095)	(342,926)	9,169
Turkish Lira	Standard Chartered Bank	1/28/14	(1,294)	(615)	(599)	16

Total Short Contracts				$(11,805,141)	$(11,815,316)	$(10,175)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
British Pound	Bank of America NA	1/28/14	268,269	$442,527	$444,164	$1,637
British Pound	Bank of America NA	1/28/14	816,179	1,346,340	1,351,320	4,980
Euro	Royal Bank of Scotland	1/28/14	760,927	1,041,930	1,046,794	4,864
Euro	Royal Bank of Scotland	1/28/14	123,766	169,472	170,263	791
Hungarian Forint	Standard Chartered Bank	1/28/14	11,097	51	51	—
Hungarian Forint	Standard Chartered Bank	1/28/14	62,221,782	285,958	287,531	1,573
Japanese Yen	Royal Bank of Scotland	1/28/14	62,766,541	603,560	596,090	(7,470)
Mexican Peso	Standard Chartered Bank	1/28/14	5,054,996	389,445	386,343	(3,102)
Mexican Peso	Standard Chartered Bank	1/28/14	6,673,917	514,169	510,074	(4,095)
Mexican Peso	Standard Chartered Bank	1/28/14	2,095,072	161,407	160,122	(1,285)
Polish Zlotych	Standard Chartered Bank	1/28/14	739,679	243,012	244,443	1,431
Polish Zlotych	Standard Chartered Bank	1/28/14	1,360,000	446,810	449,442	2,632
South African Rand	Standard Chartered Bank	1/28/14	3,647,325	351,848	346,423	(5,425)
South African Rand	Standard Chartered Bank	1/28/14	84,833	8,183	8,057	(126)
South African Rand	Standard Chartered Bank	1/28/14	5,934,305	572,466	563,640	(8,826)

Total Long Contracts				$6,577,178	$6,564,757	$(12,421)

The accompanying notes are an integral part of these financial statements.

31

Statement of Assets and Liabilities

December 31, 2013

NVIT Multi Sector Bond Fund
Assets:
Investments, at value *(cost $288,803,208)	$287,468,639
Repurchase agreements, at value and cost	7,237,532

Total Investments	294,706,171

Cash	16,958
Foreign currencies, at value (cost $561,101)	561,810
Interest and dividends receivable	2,799,122
Security lending income receivable	3,924
Receivable for investments sold	1,939,513
Receivable for capital shares issued	229,568
Reclaims receivable	25,200
Unrealized appreciation on forward foreign currency contracts (Note 2)	47,301
Prepaid expenses	588

Total Assets	300,330,155

Liabilities:
Payable for investments purchased	33,235,428
Payable for capital shares redeemed	950
Payable for variation margin on futures contracts	5,931
Unrealized depreciation on forward foreign currency contracts (Note 2)	69,897
Payable upon return of securities loaned (Note 2)	7,237,532
Accrued expenses and other payables:
Investment advisory fees	143,898
Fund administration fees	11,706
Administrative servicing fees	33,045
Accounting and transfer agent fees	9,043
Trustee fees	290
Deferred capital gain country tax	2,781
Custodian fees	217
Compliance program costs (Note 3)	6
Professional fees	23,764
Printing fees	16,597
Other	236

Total Liabilities	40,791,321

Net Assets	$259,538,834

Represented by:
Capital	$268,061,858
Accumulated undistributed net investment income	5,581,163
Accumulated net realized losses from investments, futures, and forward and foreign currency transactions	(12,670,404)
Net unrealized appreciation/(depreciation) from investments†	(1,337,350)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(76,307)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(22,596)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,470

Net Assets	$259,538,834

*	Includes value of securities on loan of $13,464,409 (Note 2).
†	Net of $2,781 of deferred capital gain country tax.

32

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Multi Sector Bond Fund
Net Assets:
Class I Shares	$259,538,834

Total	$259,538,834

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	28,621,550

Total	28,621,550

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.07

The accompanying notes are an integral part of these financial statements.

33

Statement of Operations

For the Year Ended December 31, 2013

NVIT Multi Sector Bond Fund
INVESTMENT INCOME:
Interest income	$11,744,039
Income from securities lending (Note 2)	25,875
Dividend income	22,623
Foreign tax withholding	(17,235)

Total Income	11,775,302

EXPENSES:
Investment advisory fees	1,736,536
Fund administration fees	134,297
Administrative servicing fees Class I Shares	389,199
Professional fees	61,433
Printing fees	28,872
Trustee fees	8,854
Custodian fees	10,870
Accounting and transfer agent fees	47,886
Compliance program costs (Note 3)	835
Other	9,131

Total expenses before earnings credit and expenses reimbursed	2,427,913

Earnings credit (Note 4)	(1,277)
Expenses reimbursed by adviser (Note 3)	(12,745)

Net Expenses	2,413,891

NET INVESTMENT INCOME	9,361,411

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,102,053)
Net realized losses from futures transactions (Note 2)	(66,470)
Net realized gains from forward and foreign currency transactions (Note 2)	350,077

Net realized losses from investments, futures, forward and foreign currency transactions	(818,446)

Net change in unrealized appreciation/(depreciation) from investments††	(11,088,334)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(64,226)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	55,732
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(17,253)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(11,114,081)

Net realized/unrealized losses from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(11,932,527)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,571,116)

†† Net	of increase in deferred capital gain country tax accrual on unrealized depreciation of $2,781.

The accompanying notes are an integral part of these financial statements.

34

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$9,361,411	$9,341,343
Net realized gains/(losses) from investments, futures, forward and foreign currency transactions	(818,446)	10,460,064
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(11,114,081)	8,203,381

Change in net assets resulting from operations	(2,571,116)	28,004,788

Distributions to Shareholders From:
Net investment income:
Class I	(8,883,815)	(6,363,911)

Change in net assets from shareholder distributions	(8,883,815)	(6,363,911)

Change in net assets from capital transactions	12,029,309	13,639,962

Change in net assets	574,378	35,280,839

Net Assets:
Beginning of year	258,964,456	223,683,617

End of year	$259,538,834	$258,964,456

Accumulated undistributed net investment income at end of year	$5,581,163	$4,612,224

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$41,972,654	$49,810,741
Dividends reinvested	8,883,815	6,363,911
Cost of shares redeemed	(38,827,160)	(42,534,690)

Change in net assets from capital transactions	$12,029,309	$13,639,962

SHARE TRANSACTIONS:
Class I Shares
Issued	4,491,129	5,452,271
Reinvested	976,123	673,339
Redeemed	(4,142,593)	(4,623,699)

Total change in shares	1,324,659	1,501,911

The accompanying notes are an integral part of these financial statements.

35

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi Sector Bond Fund

					Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover
Class I Shares
Year Ended December 31, 2013 (b)	$9.49	0.34	(0.44)	(0.10)	(0.32)	(0.32)	$9.07	(1.02)%(C)	$259,538,834	0.93%	3.61%	0.94%	389.22%
Year Ended December 31, 2012 (b)	$8.67	0.35	0.71	1.06	(0.24)	(0.24)	$9.49	12.25%	$258,964,456	0.95%	3.81%	0.95%	375.23%
Year Ended December 31, 2011 (b)	$8.58	0.37	0.10	0.47	(0.38)	(0.38)	$8.67	5.55%	$223,683,617	1.00%	4.25%	1.03%	368.27%
Year Ended December 31, 2010 (b)	$8.27	0.45	0.41	0.86	(0.55)	(0.55)	$8.58	10.59%	$211,108,430	1.00%	5.21%	1.05%	310.03%
Year Ended December 31, 2009 (b)	$7.32	0.55	1.17	1.72	(0.77)	(0.77)	$8.27	24.38%	$180,040,981	1.01%	6.89%	1.08%	256.64%

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Per share calculations were performed using average shares method.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

36

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi Sector Bond Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company currently hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

37

Notes to Financial Statements (Continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

38

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$24,444,565	$—	$24,444,565
Collateralized Mortgage Obligations	—	11,954,898	—	11,954,898
Commercial Mortgage Backed Securities	—	12,161,423	—	12,161,423
Common Stock	3,058	—	—	3,058
Convertible Corporate Bond	—	113,442	—	113,442
Corporate Bonds	—	115,931,169	—	115,931,169
Forward Foreign Currency Contracts	—	47,301	—	47,301
Municipal Bonds	—	1,155,406	—	1,155,406
Mutual Fund	25,277,832	—	—	25,277,832
Repurchase Agreements	—	7,237,532	—	7,237,532
Sovereign Bonds	—	42,822,106	—	42,822,106
U.S. Government Mortgage Backed Agencies	—	39,168,931	—	39,168,931
U.S. Government Sponsored & Agency Obligations	—	3,101,224	—	3,101,224
U.S. Treasury Bond	—	3,225,041	—	3,225,041
U.S. Treasury Note	—	6,256,108	—	6,256,108
Warrant	78,519	—	—	78,519
Yankee Dollars	—	1,774,917	—	1,774,917
Total Assets	$25,359,409	$269,394,063	$—	$294,753,472
Liabilities:
Forward Foreign Currency Contracts	—	(69,897)	—	(69,897)
Futures Contracts	(76,307)	—	—	(76,307)
Total Liabilities	$(76,307)	$(69,897)	$—	$(146,204)
Total	$25,283,102	$269,324,166	$—	$294,607,268

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the year ended December 31, 2013, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0 and sold at $0 during the year.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

39

Notes to Financial Statements (Continued)

December 31, 2013

(c)	Forward Foreign Currency Transactions

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

40

Notes to Financial Statements (Continued)

December 31, 2013

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$47,301
Total		$47,301

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(69,897)
Futures Contracts* Interest rate risk	Unrealized depreciation from futures contracts	(76,307)
Total		$(146,204)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss)	Total
Forward Foreign Currency Contracts Currency risk	$576,796
Futures Contracts Interest rate risk	(66,470)
Total	$510,326

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$55,732
Futures Contracts Interest rate risk	(64,226)
Total	$(8,494)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the year ended December 31, 2013.

(e)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

41

Notes to Financial Statements (Continued)

December 31, 2013

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (forward foreign currency contracts). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty is reported separately on the Statement of Assets and Liabilities as deposits with broker for futures contracts and due to broker for futures contracts, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$47,301	$—	$47,301
Total	$47,301	$—	$47,301

Amounts designated as “—” are zero.

42

Notes to Financial Statements (Continued)

December 31, 2013

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Bank of America NA	$6,807	$—	$—	$6,807
Barclays Bank PLC	8,476	—	—	8,476
Royal Bank of Scotland	5,655	(5,655)	—	—
Standard Chartered Bank	26,363	(26,363)	—	—
Total	$47,301	$(32,018)	$—	$15,283

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(69,897)	$—	$(69,897)
Total	$(69,897)	$—	$(69,897)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Chase Bank	$(1,832)	$—	$—	$(1,832)
Royal Bank of Scotland	(12,912)	5,655	—	(7,257)
Standard Chartered Bank	(55,153)	26,363	—	(28,790)
Total	$(69,897)	$32,018	$—	$(37,879)

Amounts designated as “—” are zero.

(f)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of

43

Notes to Financial Statements (Continued)

December 31, 2013

securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(g)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% – 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

44

Notes to Financial Statements (Continued)

December 31, 2013

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement[s] and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion discounts. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses, paydown gains and losses, and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments, futures, and forward and foreign currency transactions
$941	$491,343	$(492,284)

(j)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and

45

Notes to Financial Statements (Continued)

December 31, 2013

those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Logan Circle Partners, LP (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.675%
$200 million up to $500 million	0.65%
$500 million and more	0.625%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.78% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

46

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Total
$62,320	$18,668	$12,745	$93,733

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $134,297 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $835.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I shares of the Fund.

For the year ended December 31, 2013, NFS earned $389,199 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the

47

Notes to Financial Statements (Continued)

December 31, 2013

Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $1,055,556,248 and sales of $1,036,031,298 (excluding short-term securities).

For the year ended December 31, 2013, the Fund had purchases of $147,825,169 and sales of $144,574,278 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with Credit and Emerging Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. A Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

48

Notes to Financial Statements (Continued)

December 31, 2013

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$8,883,815	$—	$8,883,815	$—	$8,883,815

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$6,363,911	$—	$6,363,911	$—	$6,363,911

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$6,260,153	$—	$6,260,153	$(12,757,509)	$(2,000,993)	$(8,498,349)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$296,723,127	$5,694,024	$(7,710,980)	$(2,016,956)

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

49

Notes to Financial Statements (Continued)

December 31, 2013

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$12,409,745	2017

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected and will be utilized to offset capital gains, if any, prior to the utilization of those capital loss carryforwards noted above.

Loss Carryforward Character
Short Term	Long Term
$347,764	$—

Amount designated as “—” is zero or has been rounded to zero.

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

50

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi Sector Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi Sector Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

51

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

52

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King

of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

53

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

54

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

55

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

56

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

57

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

58

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

59

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

60

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

61

Annual Report

December 31, 2013

NVIT Multi-Manager International Growth Fund

AR-MM-IG 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Multi-Manager International Growth Fund

For the annual period ended December 31, 2013, the NVIT Multi-Manager International Growth Fund (Class Y) returned 21.48% versus 15.49% for its benchmark, the MSCI ACWI ex USA Growth. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of International Growth Funds (consisting of 134 funds as of December 31, 2013) was 19.31% for the same time period.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by American Century Investment Management, Inc. and Invesco Advisers, Inc.

The following commentary is provided by American Century Investment Management, Inc.

Portfolio Managers:

Brian Brady and Mark S. Kopinski

Non-U.S. developed markets generally demonstrated robust performance during the 12-month reporting period, primarily due to ongoing central bank stimulus measures, improving economic conditions in Europe, Japan, the U.K., and the U.S., and generally favorable corporate earnings. Overall, developed market stocks sharply outperformed their emerging market counterparts, and within the non-U.S. mid-capitalization universe, value stocks outpaced growth stocks.

Earnings growth, which is an important component of the portfolio’s investment process, generally performed well during the reporting period. Overall, stock selection contributed strongly to portfolio performance on a relative basis, with the largest influence coming from the consumer discretionary, industrials, and materials sectors and from exposure in Japan, the U.K. and

Canada. Sector allocation also had an overall positive influence on relative sleeve performance.

Jewelry Retailer was a Top Contributor

Strong performance in the consumer discretionary sector largely was due to a position in Pandora, a Denmark-based jewelry and charm retailer. The company’s stock price advanced throughout the reporting period, benefiting from lower silver and gold prices, an increase in luxury goods spending and management’s recommitment to the company’s core business model. Late in the period, Pandora reported stronger-than-expected third-quarter profits attributed to growing demand and more-frequent new-product launches.

Another position — the industrial sector’s Ashtead Group — also was a prominent contributor to portfolio performance during the reporting period. The stock price of the U.K.-based construction equipment rental company advanced on solid earnings growth. Ashtead benefited from the housing market recoveries in the U.S. and U.K., its two key markets, and the preference among construction companies to lease rather than buy heavy equipment.

In addition, an overweight position relative to the benchmark in Germany’s Sky Deutschland, a pay-TV company, was a leading contributor. The company benefited from strong earnings reports amid industry consolidation and increased pricing power. The company also benefited from superior content versus that of its peers. Furthermore, penetration of the pay-TV market remains low in Europe, and the investment management team believes this factor potentially positions Sky Deutschland for sustainable growth.

In addition, a position in Taylor Wimpey was among the portfolio’s top performers during the reporting period. Shares in the U.K.-based homebuilding company advanced as the U.K. housing market improved.

Surveying Company Led Detractors

None of the portfolio’s sectors detracted from relative performance during the reporting period. From a regional perspective, an underweight

5

Fund Commentary (con’t.)	NVIT Multi-Manager International Growth Fund

position relative to the benchmark in the Netherlands, an overweight position in Norway and stock selection in Spain hindered the portfolio’s relative results.

Norway-based Petroleum Geo-Services, a portfolio-only position, was a primary detractor from performance. The provider of marine seismic survey and data processing experienced waning demand for its services amid a pullback in surveying and infrastructure budgets worldwide. Nevertheless, we maintained our position, believing the company remains positioned to benefit from increased offshore drilling activity.

The portfolio’s underweight position in U.K.-based Whitbread also detracted from relative performance during the reporting period. The firm’s two main hospitality businesses, Premier Inn and Costa Coffee, benefited from increased economic activity in the U.K.

In addition, a portfolio-only position in Australia-based Atlas Iron, an iron ore miner, detracted from performance during the reporting period. Metals and mining companies generally lagged due to declining prices primarily stemming from slower growth in China.

In the Netherlands, an overweight position in Gemalto, a maker of secure chips for credit cards and smartphones, was among the portfolio’s main performance detractors during the reporting period. Slower-than-expected adoption of the company’s secure mobile payments technology drove down shares, and we exited the position.

Positioning for the Future

The portfolio ended the period with overweight positions in Europe and China. The investment team is focusing on European companies it believes may benefit from the region’s stabilizing earnings and economic conditions. In China, the team is uncovering opportunities in companies it believes are positioned to take advantage of growing Internet usage and increased economic activity within China.

The portfolio has underweight positions in Japan, an area about which the team remains concerned in relation to the sustainability of government policies, and in Canada, an area in which weak commodity prices are pressuring many firms. Nevertheless, the team has uncovered opportunities in these countries, including Japanese industrial and export-related companies it believes are poised to benefit from the weaker yen, and Canadian companies with exposure to the economic recoveries in the U.S. and Canada.

The following commentary is provided by Invesco Advisers, Inc.

Portfolio Managers:

Brent Bates; Shuxin Cao, CFA;

Matthew Dennis, CFA; Jason Holzer, CFA;

Mark Jason; Richard Nield; and Clas Olsson

During the 2013 calendar year, investors saw slow but steady improvement in the U.S. economy, and strong U.S. and global equity market returns. Despite several headline events, equity markets focused more on longer-term fundamentals. Major U.S. and global stock market indexes rose throughout 2013, hitting multiyear or all-time highs. From late May through June, capital markets declined following U.S. Federal Reserve Chairman Ben Bernanke’s comments suggesting the time had come to begin reducing (tapering) the Fed’s extraordinary stimulus policies. This news, combined with data showing a slowdown in China’s economy, led to a correction in non-U.S. stocks from the mid-May peak of the market. The most significantly negatively affected segments of the market were interest rate-sensitive and commodity-related sectors, as well as emerging markets. Markets closed the year on a strong note as positive indications of a continued economic recovery in Europe helped spur strong returns, as did the resolution of the U.S. government shutdown.

In this environment, we continued to construct the sleeve’s portfolio with a bottom-up approach, selecting stocks on an individual basis. The sleeve posted positive returns in nine of the 10 invested sectors and significantly outperformed the MSCI ACWI ex USA during the year.

The sleeve outperformed the style-specific index in the consumer discretionary sector due to a

6

Fund Commentary (con’t.)	NVIT Multi-Manager International Growth Fund

significant overweight allocation and stock selection in the strong-performing sector. The sleeve’s holdings in the media, multiline retail and hotels, restaurants and leisure industries were particularly strong during the reporting period. Top contributors in this sector included U.K.-based professional information solutions publisher Reed Elsevier and Macau-based hotel and casino operator Galaxy Entertainment. Galaxy Entertainment, a leading developer and operator of casinos in Macau, reported positive second-quarter results, helped by strong growth in the “mass” market (as opposed to the “VIP” market).

In the information technology sector, strong stock selection led the sleeve to meaningfully outperform the style-specific index. Holdings in the Internet software and services industry led performance in the sector. Chinese web services company Baidu Inc. was the leading individual contributor to Sleeve performance during the reporting period. The company was helped by strong earnings reports and a well-received acquisition in the third quarter. Amadeus IT Holdings, a Spanish information technology company specializing in solutions for tourism and travel, also contributed to Sleeve performance during the reporting period.

The sleeve’s significant underweight allocation to the materials sector, the benchmark index’s worst-performing sector, also boosted relative sleeve results. Notably, the sleeve’s not having a significant exposure to the metals and mining industry boosted sleeve performance, as many of these companies were negatively affected by gold and other metals that experienced steep declines during the year.

In broad geographic terms, sleeve holdings in the European and Asia/Pacific regions were the primary driver of relative sleeve results due to strong stock selection. Top country-level contributors were the U.K. and Hong Kong. In each country, stock selection was the primary driver. The most significant driver of Fund performance was the U.K., the largest country allocation in the sleeve. Within the U.K., one of the largest contributors to Fund performance included Compass Group, a global leader in foodservice management and support services. The company continued to report very solid results throughout the year, led by North America and good margin growth in Europe and Japan. The industry remains fragmented, so Compass still offers good long-term growth potential.

In contrast, the sleeve’s high single-digit cash position throughout the reporting period detracted from sleeve performance as markets rebounded during the reporting period. It is important to note that we do not use cash for “top-down” tactical asset allocation purposes. Historically when the portfolio’s cash position has been higher than average, it has reflected a lack of good earnings quality valuation (EQV) investment opportunities in the marketplace rather than an overall negative opinion on markets. Concerns about further downside risk, however, led us to be cautious investors throughout the reporting period.

Stock selection and underweight exposure in the telecommunication services sector also detracted from sleeve performance during the reporting period. Not owning several strong-performing names in the sector hurt relative results, most notably Softbank Corp. and Vodafone Group Plc. Softbank Corp., a Japanese telecommunications and Internet services company, posted very strong performance for the year and was up over 100%.

Stock selection and underweight exposure in the financials sector also hurt relative Fund results during the reporting period. Brazilian commercial bank Banco Bradesco Sa, Turkish commercial bank Akbank T.A.S. and the Brazilian stock exchange BM&F Bovespa were the largest detractors in the sector. Based in Saõ Paulo, Brazil, BM&F Bovespa is one of the largest stock exchanges in the world. The stock fell on weak market volumes in both cash equities and derivatives, as well as a more challenging market environment for Brazil and emerging markets in general. Despite short-term volatility, however, our team believes this long-term emerging market growth story remains intact; strong management has done a good job running the

7

Fund Commentary (con’t.)	NVIT Multi-Manager International Growth Fund

business, and our team believes the stock still offers attractive long-term upside potential.

The sleeve continued underweight exposure in Japan was the largest country-level detractor from Fund performance. Although this market delivered strong results over the reporting period, identifying Japanese companies that meet our EQV criteria was challenging because “quality” companies remained hard to find. Increased earnings expectations were largely currency related, and underlying improvements in businesses were not apparent. Due to these factors, at the close of the reporting period, the sleeve had roughly a 5% weighting in Japanese equities while the Fund’s style-specific benchmark index had a 15% weighting.

As mentioned above, stock selection in the portfolio is driven by the underlying fundamentals of each individual company, not by any top-down macroeconomic views. This focus on bottom-up stock selection is the key driver of the portfolio’s overall profile. The sleeve ended the reporting period with overweight exposure (relative to the Fund’s style-specific benchmark) to the consumer discretionary, information technology and health-care sectors. Conversely, the sleeve had underweight exposure to the consumer staples, materials, industrials, financials, energy, telecommunication services and utilities sectors.

With market volatility likely to continue for some time, our focus remains on ensuring that our portfolio comprises high-quality, reasonably valued companies capable of sustained earnings growth. We believe that this balanced EQV-focused approach may help deliver attractive returns over the long term.

No derivatives were used in this portfolio.

The Fund is subject to the risks of investing in equity securities, including investing in smaller and mid-sized companies. The Fund is also subject to the risks associated with investing in foreign securities. Growth funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Fund Overview	NVIT Multi-Manager International Growth Fund

Objective

The Fund seeks long-term capital growth.

Highlights

•	The Fund Class Y returned 21.48%, outperforming the benchmark by 5.99% and the Lipper peer group by 2.17%.

•

For American Century Investment Management, overall, stock selection contributed strongly to portfolio performance on a relative basis, with the largest influence coming from the consumer discretionary, industrials, and materials sectors and from exposure in Japan, the U.K. and Canada. Sector allocation also had an overall positive influence on relative Fund performance.

•	For Invesco Advisers, contributors to Fund performance included investments in consumer discretionary and technology, while detractors included investments in telecommunications and financials.

Asset Allocation†

Common Stocks	94.2%
Mutual Fund	4.8%
Preferred Stock	1.0%
Repurchase Agreement	0.1%
Liabilities in excess of other assets	(0.1%)
100.0%

Top Industries††

Media	9.4%
Oil, Gas & Consumable Fuels	6.6%
Pharmaceuticals	5.5%
Diversified Financial Services	4.7%
Commercial Banks	4.6%
Semiconductors & Semiconductor Equipment	4.4%
Hotels, Restaurants & Leisure	3.7%
Auto Components	3.2%
Machinery	3.0%
Insurance	2.9%
Other Industries*	52.0%
100.0%

Top Holdings††

Fidelity Institutional Money Market Fund — Institutional Class	4.8%
Reed Elsevier PLC	2.2%
Compass Group PLC	1.8%
SAP AG	1.7%
Roche Holding AG	1.6%
WPP PLC	1.5%
British American Tobacco PLC	1.5%
Suncor Energy, Inc.	1.5%
Baidu, Inc., ADR	1.5%
Publicis Groupe SA	1.5%
Other Holdings*	80.4%
100.0%

Top Countries††

United Kingdom	16.6%
Germany	9.3%
Switzerland	8.9%
Japan	7.2%
Canada	7.1%
France	4.9%
United States	4.8%
Hong Kong	4.8%
China	4.3%
Sweden	4.0%
Other Countries*	28.1%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

9

Fund Performance	NVIT Multi-Manager International Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	21.36%	14.73%	4.34%
Class II	21.27%	14.49%	4.10%
Class III	21.34%	14.66%	4.25%
Class VI	21.08%	14.38%	3.99%
Class Y	21.48%	14.84%	4.40%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio*
Class I	1.07%
Class II	1.32%
Class III	1.07%
Class VI	1.32%
Class Y	0.92%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

10

Fund Performance (con’t.)	NVIT Multi-Manager International Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager International Growth Fund since inception through 12/31/13 versus performance of the MSCI ACWI ex USA Growth and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

11

Shareholder Expense Example	NVIT Multi-Manager International Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager International Growth Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,182.00	5.66	1.03
	Hypothetical	[a,b]	1,000.00	1,020.01	5.24	1.03
Class II Shares	Actual	[a]	1,000.00	1,182.10	6.33	1.15
	Hypothetical	[a,b]	1,000.00	1,019.41	5.85	1.15
Class III Shares	Actual	[a]	1,000.00	1,181.70	5.83	1.06
	Hypothetical	[a,b]	1,000.00	1,019.86	5.40	1.06
Class VI Shares	Actual	[a]	1,000.00	1,181.30	7.20	1.31
	Hypothetical	[a,b]	1,000.00	1,018.60	6.67	1.31
Class Y Shares	Actual	[a]	1,000.00	1,183.10	5.01	0.91
	Hypothetical	[a,b]	1,000.00	1,020.62	4.63	0.91

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

12

Statement of Investments

December 31, 2013

NVIT Multi-Manager International Growth Fund

Common Stocks 94.2%

	Shares	Market Value

AUSTRALIA 2.8%
Biotechnology 0.5%
CSL Ltd.	91,145	$5,618,804

Commercial Services & Supplies 0.9%
Brambles Ltd.	1,080,419	8,851,817

Containers & Packaging 1.0%
Amcor Ltd.	1,055,409	9,969,174
Orora Ltd.*	72,454	75,045

		10,044,219

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	38,730	1,498,904

Hotels, Restaurants & Leisure 0.2%
Flight Centre Travel Group Ltd.	44,935	1,913,730

Specialty Retail 0.1%
Super Retail Group Ltd.	101,090	1,201,839

		29,129,313

AUSTRIA 0.1%
Semiconductors & Semiconductor Equipment 0.1%
AMS AG	11,789	1,427,288

BELGIUM 1.6%
Beverages 1.2%
Anheuser-Busch InBev NV	117,869	12,533,750

Insurance 0.4%
Ageas	87,186	3,717,922

		16,251,672

BRAZIL 2.4%
Commercial Banks 1.0%
Banco Bradesco SA, ADR	813,435	10,192,341

Diversified Consumer Services 0.1%
Anhanguera Educacional Participacoes SA	129,500	817,866

Diversified Financial Services 1.3%
BM&FBovespa SA	2,897,300	13,582,340

		24,592,547

CANADA 7.1%
Chemicals 0.5%
Agrium, Inc.	59,142	5,410,052

Diversified Financial Services 0.3%
Element Financial Corp.*	234,650	3,092,586

Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., Class B	41,499	3,120,678

Information Technology Services 1.0%
CGI Group, Inc., Class A*	315,013	10,539,479

Insurance 0.7%
Fairfax Financial Holdings Ltd.	17,836	7,121,135

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Metals & Mining 0.3%
Agnico Eagle Mines Ltd.	38,970	$1,028,029
Capstone Mining Corp.*	567,390	1,602,419

		2,630,448

Multiline Retail 0.1%
Dollarama, Inc.	17,184	1,426,972

Oil, Gas & Consumable Fuels 2.9%
Africa Oil Corp.*	233,420	2,028,211
Cenovus Energy, Inc.	237,146	6,786,762
Encana Corp.	315,333	5,693,657
Suncor Energy, Inc.	446,582	15,656,121

		30,164,751

Paper & Forest Products 0.3%
West Fraser Timber Co., Ltd.	27,572	2,689,065

Road & Rail 0.7%
Canadian National Railway Co.	120,132	6,848,853

		73,044,019

CHINA 4.3%
Commercial Banks 0.8%
Industrial & Commercial Bank of China Ltd., H Shares	12,433,000	8,430,949

Internet & Catalog Retail 0.1%
Vipshop Holdings Ltd., ADR*	17,320	1,449,338

Internet Software & Services 1.9%
Baidu, Inc., ADR*	84,973	15,114,997
SINA Corp.*	14,760	1,243,530
SouFun Holdings Ltd., ADR	12,470	1,027,653
YY, Inc., ADR*	55,550	2,793,054

		20,179,234

Oil, Gas & Consumable Fuels 1.1%
CNOOC Ltd.	6,049,000	11,249,796

Semiconductors & Semiconductor Equipment 0.1%
Xinyi Solar Holdings Ltd.*	3,304,000	681,738

Textiles, Apparel & Luxury Goods 0.3%
Shenzhou International Group Holdings Ltd.	761,000	2,861,714

		44,852,769

DENMARK 3.1%
Beverages 1.2%
Carlsberg A/S, Class B	113,510	12,560,310

Commercial Banks 0.2%
Jyske Bank A/S REG*	31,190	1,686,426

Health Care Equipment & Supplies 0.4%
GN Store Nord A/S	171,840	4,223,135

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	42,154	7,726,905

13

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Textiles, Apparel & Luxury Goods 0.6%
Pandora A/S	114,604	$6,229,512

		32,426,288

FRANCE 4.9%
Aerospace & Defense 0.5%
Zodiac Aerospace	29,570	5,240,104

Auto Components 0.3%
Valeo SA	30,870	3,421,056

Automobiles 0.1%
Peugeot SA*	71,462	929,948

Diversified Telecommunication Services 0.2%
Iliad SA	12,056	2,470,164

Electrical Equipment 0.9%
Schneider Electric SA	104,943	9,155,390

Machinery 0.1%
Vallourec SA	16,110	878,900

Media 1.6%
JCDecaux SA	39,550	1,632,750
Publicis Groupe SA	164,314	15,055,321

		16,688,071

Oil, Gas & Consumable Fuels 1.2%
Total SA	200,735	12,321,008

		51,104,641

GERMANY 8.3%
Air Freight & Logistics 0.8%
Deutsche Post AG REG	228,684	8,352,685

Auto Components 0.3%
ElringKlinger AG	47,780	1,946,501
Leoni AG	22,260	1,667,749

		3,614,250

Diversified Financial Services 0.9%
Deutsche Boerse AG	113,688	9,421,780

Diversified Telecommunication Services 0.9%
Deutsche Telekom AG REG	564,582	9,727,859

Electrical Equipment 0.1%
Osram Licht AG*	22,070	1,244,830

Information Technology Services 0.2%
Wirecard AG	43,198	1,709,877

Insurance 1.1%
Allianz SE REG	65,314	11,751,670

Internet Software & Services 0.3%
United Internet AG REG	79,770	3,400,600

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Machinery 0.4%
Duerr AG	17,774	$1,588,283
GEA Group AG	50,890	2,426,715

		4,014,998

Media 0.2%
Sky Deutschland AG*	195,510	2,160,981

Pharmaceuticals 0.2%
Stada Arzneimittel AG	32,850	1,626,401

Software 1.8%
SAP AG	199,106	17,266,802

Textiles, Apparel & Luxury Goods 1.1%
Adidas AG	90,329	11,518,566

		85,811,299

HONG KONG 4.8%
Auto Components 0.3%
Xinyi Glass Holdings Ltd.	3,304,000	2,922,734

Construction & Engineering 0.1%
China State Construction International Holdings Ltd.	834,000	1,499,012

Gas Utilities 0.2%
China Gas Holdings Ltd.	1,396,000	2,055,088

Hotels, Restaurants & Leisure 1.4%
Galaxy Entertainment Group Ltd.*	1,498,000	13,486,887

Household Durables 0.6%
Haier Electronics Group Co., Ltd.	1,018,000	2,958,582
Man Wah Holdings Ltd.	991,600	1,555,245
Techtronic Industries Co., Ltd.	695,500	1,981,007

		6,494,834

Industrial Conglomerates 1.2%
Hutchison Whampoa Ltd.	909,000	12,385,819

Specialty Retail 0.5%
Belle International Holdings Ltd.	4,807,000	5,584,591

Wireless Telecommunication Services 0.5%
China Mobile Ltd.	505,500	5,265,453

		49,694,418

INDIA 0.1%
Media 0.1%
Zee Entertainment Enterprises Ltd.	264,250	1,183,599

IRELAND 1.8%
Commercial Banks 0.2%
Bank of Ireland*	5,857,396	2,041,456

Construction Materials 0.2%
James Hardie Industries PLC, CDI	197,860	2,296,317

Containers & Packaging 0.4%
Smurfit Kappa Group PLC	173,188	4,250,225

14

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IRELAND (continued)
Pharmaceuticals 1.0%
Shire PLC	217,339	$10,242,581

		18,830,579

ISRAEL 1.2%
Pharmaceuticals 1.2%
Teva Pharmaceutical Industries Ltd., ADR	304,699	12,212,336

ITALY 0.2%
Capital Markets 0.2%
Banca Generali SpA	83,289	2,577,577

JAPAN 7.2%
Auto Components 0.6%
Denso Corp.	126,400	6,677,547

Automobiles 1.3%
Mazda Motor Corp.*	501,000	2,596,215
Toyota Motor Corp.	188,300	11,481,610

		14,077,825

Capital Markets 0.2%
Jafco Co. Ltd.	32,600	1,779,468

Chemicals 0.2%
Kureha Corp.	395,000	2,020,557

Construction & Engineering 0.2%
JGC Corp.	42,000	1,648,241

Consumer Finance 0.2%
AEON Financial Service Co., Ltd.	69,200	1,855,624

Electrical Equipment 0.2%
Mabuchi Motor Co., Ltd.	27,000	1,606,684

Electronic Equipment, Instruments & Components 0.9%
Keyence Corp.	18,224	7,803,250
Yaskawa Electric Corp.	120,000	1,901,472

		9,704,722

Household Durables 0.2%
Rinnai Corp.	19,900	1,550,373

Household Products 0.1%
Pigeon Corp.	17,100	829,342

Information Technology Services 0.1%
Digital Garage, Inc.	43,100	1,121,989

Internet Software & Services 0.2%
Kakaku.com, Inc.	94,200	1,654,756

Machinery 2.0%
Daifuku Co. Ltd.	123,000	1,574,435
Ebara Corp.	357,000	2,298,162
FANUC Corp.	51,200	9,381,923
Komatsu Ltd.	224,900	4,617,487

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery (continued)
NTN Corp.*	525,000	$2,387,788
THK Co., Ltd.	44,600	1,113,910

		21,373,705

Pharmaceuticals 0.1%
Ono Pharmaceutical Co., Ltd.	17,100	1,498,909

Real Estate Management & Development 0.3%
Tokyo Tatemono Co., Ltd.	107,000	1,189,837
Tokyu Fudosan Holdings Corp.*	189,600	1,782,394

		2,972,231

Software 0.2%
Dwango Co. Ltd. (a)	72,600	1,883,717

Transportation Infrastructure 0.2%
Japan Airport Terminal Co., Ltd.	73,100	1,654,377

		73,910,067

MEXICO 1.4%
Beverages 0.4%
Fomento Economico Mexicano SAB de CV, ADR	39,042	3,821,041

Media 1.0%
Grupo Televisa SAB, ADR	339,064	10,260,076

		14,081,117

NETHERLANDS 2.4%
Food Products 0.9%
Unilever NV, CVA	230,909	9,283,767

Media 0.3%
Reed Elsevier NV	131,970	2,804,860

Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell PLC, Class B	326,268	12,306,891

		24,395,518

PHILIPPINES 0.1%
Food Products 0.1%
Universal Robina Corp.	454,610	1,161,305

SINGAPORE 3.5%
Commercial Banks 0.8%
United Overseas Bank Ltd.	518,362	8,753,606

Energy Equipment & Services 0.2%
Ezion Holdings Ltd.	1,292,400	2,280,503

Industrial Conglomerates 1.1%
Keppel Corp., Ltd.	1,233,598	10,957,626

Semiconductors & Semiconductor Equipment 1.4%
Avago Technologies Ltd.	258,751	13,685,340

		35,677,075

15

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA 3.1%
Auto Components 1.3%
Hankook Tire Co. Ltd.*	19,850	$1,143,777
Hyundai Mobis*	44,292	12,331,068

		13,474,845

Hotels, Restaurants & Leisure 0.1%
Hotel Shilla Co., Ltd.*	16,720	1,053,910

Semiconductors & Semiconductor Equipment 1.6%
Samsung Electronics Co., Ltd.	10,383	13,529,540
Seoul Semiconductor Co. Ltd.*	63,360	2,433,845

		15,963,385

Trading Companies & Distributors 0.1%
Daewoo International Corp.*	30,550	1,198,079

		31,690,219

SPAIN 2.0%
Biotechnology 0.3%
Grifols SA	70,899	3,392,759

Commercial Banks 0.3%
Bankinter SA	381,240	2,619,749

Information Technology Services 1.4%
Amadeus IT Holding SA, Class A	338,738	14,509,948

		20,522,456

SWEDEN 4.0%
Commercial Banks 0.7%
Swedbank AB, Class A	268,045	7,550,644

Commercial Services & Supplies 0.1%
Intrum Justitia AB	33,388	934,650

Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson, Class B	471,403	5,755,593

Diversified Financial Services 1.9%
Investment AB Kinnevik, Class B	220,747	10,234,079
Investor AB, Class B	289,598	9,980,579

		20,214,658

Machinery 0.3%
Trelleborg AB, Class B	156,890	3,124,360

Media 0.4%
Modern Times Group AB, Class B	78,161	4,051,833

		41,631,738

SWITZERLAND 9.0%
Capital Markets 1.3%
Julius Baer Group Ltd.*	185,782	8,927,945
UBS AG REG*	260,085	4,979,939

		13,907,884

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Chemicals 1.1%
Clariant AG REG*	54,608	$999,494
Syngenta AG REG	24,742	9,864,564

		10,864,058

Consumer Finance 0.2%
Cembra Money Bank AG*	24,410	1,602,159

Electrical Equipment 1.2%
ABB Ltd. REG*	455,096	12,032,745

Food Products 1.3%
Lindt & Spruengli AG — Participation Certificate	613	2,764,732
Nestle SA REG	146,996	10,773,346

		13,538,078

Insurance 0.3%
Baloise Holding AG REG	22,700	2,894,570

Life Sciences Tools & Services 0.3%
Lonza Group AG REG*	34,480	3,276,744

Machinery 0.2%
OC Oerlikon Corp. AG REG*	131,712	1,973,113

Media 0.7%
Informa PLC	768,015	7,309,529

Pharmaceuticals 2.4%
Novartis AG REG	108,739	8,715,363
Roche Holding AG	58,363	16,349,010

		25,064,373

		92,463,253

TAIWAN 1.6%
Health Care Equipment & Supplies 0.2%
St Shine Optical Co. Ltd.	70,000	2,002,956

Semiconductors & Semiconductor Equipment 1.2%
Advanced Semiconductor Engineering, Inc.	1,490,000	1,391,949
Hermes Microvision, Inc., GDR* (b)	4,959	161,487
Hermes Microvision, Inc.	32,000	1,042,059
Taiwan Semiconductor Manufacturing Co., Ltd.	2,742,629	9,684,113

		12,279,608

Textiles, Apparel & Luxury Goods 0.2%
Eclat Textile Co., Ltd.	176,100	1,988,451

		16,271,015

TURKEY 0.6%
Commercial Banks 0.6%
Akbank TAS	1,982,880	6,188,164

16

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 16.6%
Auto Components 0.4%
GKN PLC	675,210	$4,184,091

Capital Markets 1.0%
Aberdeen Asset Management PLC	1,186,490	9,866,456

Commercial Services & Supplies 0.3%
Babcock International Group PLC	128,453	2,886,344

Diversified Financial Services 0.3%
London Stock Exchange Group PLC	102,210	2,940,216

Health Care Equipment & Supplies 1.0%
Smith & Nephew PLC	689,374	9,846,115

Hotels, Restaurants & Leisure 2.0%
Compass Group PLC	1,187,148	19,059,518
Merlin Entertainments PLC*	210,146	1,244,069

		20,303,587

Household Durables 0.2%
Taylor Wimpey PLC	920,244	1,704,289

Insurance 0.4%
St James’s Place PLC	306,359	3,702,925

Media 5.1%
British Sky Broadcasting Group PLC	1,014,836	14,196,693
Reed Elsevier PLC	1,511,081	22,535,692
WPP PLC	697,689	15,979,834

		52,712,219

Multiline Retail 0.6%
Next PLC	70,790	6,398,820

Multi-Utilities 0.7%
Centrica PLC	1,329,319	7,665,685

Oil, Gas & Consumable Fuels 0.2%
Genel Energy PLC*	124,210	2,211,694

Professional Services 0.2%
Hays PLC	1,055,670	2,273,861

Real Estate Management & Development 0.1%
Countrywide PLC	155,197	1,529,141

Specialty Retail 0.7%
Kingfisher PLC	1,193,712	7,620,707

Tobacco 2.6%
British American Tobacco PLC	295,002	15,833,972
Imperial Tobacco Group PLC	279,293	10,827,663

		26,661,635

Trading Companies & Distributors 0.8%
Ashtead Group PLC	435,250	5,490,563
Travis Perkins PLC	105,095	3,264,674

		8,755,237

		171,263,022

Total Common Stocks (cost $732,682,670)		972,393,294

Preferred Stock 1.0%

	Shares	Market Value

GERMANY 1.0%
Automobiles 1.0%
Volkswagen AG	34,978	$9,843,468

Total Preferred Stock (cost $5,424,804)		9,843,468

Mutual Fund 4.8%
Money Market Fund 4.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (c)	49,992,622	49,992,622

Total Mutual Fund (cost $49,992,622)		49,992,622

Repurchase Agreement 0.1%

	Principal Amount

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $1,387,200, collateralized by U.S. Government Agency Securities ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $1,414,944. (d)	$1,387,200	1,387,200

Total Repurchase Agreement (cost $1,387,200)		1,387,200

Total Investments (cost $789,487,296) (e) — 100.1%		1,033,616,584

Liabilities in excess of other assets — (0.1)%		(546,109)

NET ASSETS — 100.0%		$1,033,070,475

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $1,318,326.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $161,487 which represents 0.02% of net assets.

17

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Growth Fund (Continued)

(c)	Represents 7-day effective yield as of December 31, 2013.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $1,387,200.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

TAS	Joint Stock Company

The accompanying notes are an integral part of these financial statements.

18

Statement of Assets and Liabilities

December 31, 2013

NVIT Multi- Manager International Growth Fund
Assets:
Investments, at value* (cost $788,100,096)	$1,032,229,384
Repurchase agreement, at value and cost	1,387,200

Total Investments	1,033,616,584

Cash	18,762
Foreign currencies, at value (cost $440,926)	440,328
Dividends receivable	664,180
Security lending income receivable	3,085
Receivable for investments sold	1,467,909
Receivable for capital shares issued	371,674
Reclaims receivable	1,232,456
Prepaid expenses	2,011

Total Assets	1,037,816,989

Liabilities:
Payable for investments purchased	1,248,325
Payable for capital shares redeemed	1,141,774
Payable upon return of securities loaned (Note 2)	1,387,200
Payable for capital gain country tax	69,874
Accrued expenses and other payables:
Investment advisory fees	722,429
Fund administration fees	28,247
Distribution fees	34,852
Administrative servicing fees	35,964
Accounting and transfer agent fees	2,648
Trustee fees	945
Custodian fees	4,186
Compliance program costs (Note 3)	14
Professional fees	12,666
Printing fees	28,984
Other	28,406

Total Liabilities	4,746,514

Net Assets	$1,033,070,475

Represented by:
Capital	$731,366,342
Accumulated undistributed net investment income	5,981,179
Accumulated net realized gains from investments and foreign currency transactions	51,543,579
Net unrealized appreciation/(depreciation) from investments	244,129,288
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	50,087

Net Assets	$1,033,070,475

*	Includes value of securities on loan of $1,318,326 (Note 2).

19

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Multi- Manager International Growth Fund
Net Assets:
Class I Shares	$206,920
Class II Shares	12,609
Class III Shares	115,819,625
Class VI Shares	167,668,471
Class Y Shares	749,362,850

Total	$1,033,070,475

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	17,125
Class II Shares	1,046
Class III Shares	9,601,065
Class VI Shares	13,927,425
Class Y Shares	62,018,478

Total	85,565,139

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.08
Class II Shares	$12.05
Class III Shares	$12.06
Class VI Shares	$12.04
Class Y Shares	$12.08

The accompanying notes are an integral part of these financial statements.

20

Statement of Operations

For the Year Ended December 31, 2013

NVIT Multi- Manager International Growth Fund
INVESTMENT INCOME:
Dividend income	$22,727,953
Income from securities lending (Note 2)	53,466
Foreign tax withholding	(1,282,793)

Total Income	21,498,626

EXPENSES:
Investment advisory fees	7,915,048
Fund administration fees	311,557
Distribution fees Class II Shares	28
Distribution fees Class VI Shares	409,657
Administrative servicing fees Class I Shares	145
Administrative servicing fees Class III Shares	166,416
Administrative servicing fees Class VI Shares	245,796
Professional fees	98,072
Printing fees	30,664
Trustee fees	33,056
Custodian fees	34,445
Accounting and transfer agent fees	15,296
Compliance program costs (Note 3)	3,161
Other	23,066

Total expenses before earnings credit	9,286,407

Earnings credit (Note 5)	(112)

Net Expenses	9,286,295

NET INVESTMENT INCOME	12,212,331

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	62,364,935
Net realized losses from foreign currency transactions (Note 2)	(374,037)

Net realized gains from investments, foreign currency transactions	61,990,898

Net change in unrealized appreciation/(depreciation) from investments	110,106,383
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	52,254

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	110,158,637

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	172,149,535

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$184,361,866

† Net of capital gain country taxes of $91,891.

The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets

	NVIT Multi-Manager International Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$12,212,331	$10,076,139
Net realized gains from investments and foreign currency transactions	61,990,898	3,518,542
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	110,158,637	107,365,386

Change in net assets resulting from operations	184,361,866	120,960,067

Distributions to Shareholders From:
Net investment income:
Class I	(2,006)	(585)
Class II	(135)	(51)
Class III	(1,368,302)	(630,946)
Class VI	(1,611,154)	(541,730)
Class Y	(9,562,125)	(4,302,736)

Change in net assets from shareholder distributions	(12,543,722)	(5,476,048)

Change in net assets from capital transactions	(5,275,764)	(11,606,512)

Change in net assets	166,542,380	103,877,507

Net Assets:
Beginning of year	866,528,095	762,650,588

End of year	$1,033,070,475	$866,528,095

Accumulated undistributed net investment income at end of year	$5,981,179	$4,750,541

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$134,317	$53,682
Dividends reinvested	2,006	585
Cost of shares redeemed	(37,285)	(1,271)

Total Class I Shares	99,038	52,996

Class II Shares
Proceeds from shares issued	—	—
Dividends reinvested	135	51
Cost of shares redeemed	—	—

Total Class II Shares	135	51

Class III Shares
Proceeds from shares issued	3,561,956	1,989,899
Dividends reinvested	1,368,302	630,946
Cost of shares redeemed	(17,890,239)	(18,259,970)

Total Class III Shares	(12,959,981)	(15,639,125)

Class VI Shares
Proceeds from shares issued	7,246,512	4,426,249
Dividends reinvested	1,611,154	541,730
Cost of shares redeemed	(34,175,889)	(34,010,197)

Total Class VI Shares	(25,318,223)	(29,042,218)

22

Statement of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$45,891,165	$60,686,448
Dividends reinvested	9,562,125	4,302,736
Cost of shares redeemed	(22,550,023)	(31,967,400)

Total Class Y Shares	32,903,267	33,021,784

Change in net assets from capital transactions	$(5,275,764)	$(11,606,512)

SHARE TRANSACTIONS:
Class I Shares
Issued	12,226	5,695
Reinvested	174	59
Redeemed	(3,284)	(137)

Total Class I Shares	9,116	5,617

Class II Shares
Issued	—	—
Reinvested	12	5
Redeemed	—	—

Total Class II Shares	12	5

Class III Shares
Issued	334,893	209,168
Reinvested	119,130	63,459
Redeemed	(1,645,124)	(1,937,963)

Total Class III Shares	(1,191,101)	(1,665,336)

Class VI Shares
Issued	681,339	482,199
Reinvested	141,011	54,632
Redeemed	(3,142,386)	(3,604,905)

Total Class VI Shares	(2,320,036)	(3,068,074)

Class Y Shares
Issued	4,225,325	6,502,458
Reinvested	830,156	432,239
Redeemed	(2,058,531)	(3,333,546)

Total Class Y Shares	2,996,950	3,601,151

Total change in shares	(505,059)	(1,126,637)

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

23

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$10.08	0.12	2.03	2.15	(0.15)	–	(0.15)	–	$12.08	21.36%		$206,920	1.03%	1.08%	1.03%	57.20%
Year Ended December 31, 2012 (c)	$8.76	0.11	1.28	1.39	(0.07)	–	(0.07)	–	$10.08	15.92%		$80,739	0.91%	1.20%	0.91%	56.29%
Year Ended December 31, 2011 (c)	$9.78	0.14	(1.03)	(0.89)	(0.13)	–	(0.13)	–	$8.76	(9.32%	)	$20,958	1.04%	1.47%	1.04%	60.60%
Year Ended December 31, 2010 (c)	$8.65	0.09	1.11	1.20	(0.07)	–	(0.07)	–	$9.78	14.14%		$23,605	1.07%	1.02%	1.07%	73.62%
Year Ended December 31, 2009 (c)	$6.44	0.09	2.21	2.30	(0.07)	(0.02)	(0.09)	–	$8.65	36.51%		$19,732	0.95%	1.26%	0.95%	68.15%

Class II Shares
Year Ended December 31, 2013 (c)	$10.05	0.12	2.01	2.13	(0.13)	–	(0.13)	–	$12.05	21.27%		$12,609	1.15%	1.14%	1.15%	57.20%
Year Ended December 31, 2012 (c)	$8.74	0.10	1.26	1.36	(0.05)	–	(0.05)	–	$10.05	15.57%		$10,396	1.16%	1.06%	1.16%	56.29%
Year Ended December 31, 2011 (c)	$9.76	0.12	(1.03)	(0.91)	(0.11)	–	(0.11)	–	$8.74	(9.57%	)	$8,994	1.28%	1.23%	1.28%	60.60%
Year Ended December 31, 2010 (c)	$8.63	0.06	1.12	1.18	(0.05)	–	(0.05)	–	$9.76	13.83%		$9,923	1.32%	0.73%	1.32%	73.62%
Year Ended December 31, 2009 (c)	$6.43	0.08	2.20	2.28	(0.06)	(0.02)	(0.08)	–	$8.63	36.34%		$8,736	1.20%	1.14%	1.20%	68.15%

Class III Shares
Year Ended December 31, 2013 (c)	$10.06	0.14	2.00	2.14	(0.14)	–	(0.14)	–	$12.06	21.34%		$115,819,625	1.06%	1.26%	1.06%	57.20%
Year Ended December 31, 2012 (c)	$8.74	0.11	1.27	1.38	(0.06)	–	(0.06)	–	$10.06	15.78%		$108,574,741	1.06%	1.20%	1.06%	56.29%
Year Ended December 31, 2011 (c)	$9.76	0.14	(1.03)	(0.89)	(0.13)	–	(0.13)	–	$8.74	(9.37%	)	$108,897,973	1.06%	1.49%	1.06%	60.60%
Year Ended December 31, 2010 (c)	$8.64	0.09	1.10	1.19	(0.07)	–	(0.07)	–	$9.76	14.04%		$140,613,327	1.09%	1.00%	1.09%	73.62%
Year Ended December 31, 2009 (c)	$6.43	0.04	2.26	2.30	(0.07)	(0.02)	(0.09)	–	$8.64	36.46%		$152,134,438	1.08%	0.48%	1.08%	68.15%

Class VI Shares
Year Ended December 31, 2013 (c)	$10.04	0.11	2.00	2.11	(0.11)	–	(0.11)	–	$12.04	21.08%		$167,668,471	1.31%	1.02%	1.31%	57.20%
Year Ended December 31, 2012 (c)	$8.72	0.09	1.26	1.35	(0.03)	–	(0.03)	–	$10.04	15.52%		$163,124,644	1.31%	0.95%	1.31%	56.29%
Year Ended December 31, 2011 (c)	$9.74	0.12	(1.04)	(0.92)	(0.10)	–	(0.10)	–	$8.72	(9.62%	)	$168,494,297	1.31%	1.21%	1.31%	60.60%
Year Ended December 31, 2010 (c)	$8.62	0.07	1.10	1.17	(0.05)	–	(0.05)	–	$9.74	13.80%		$198,793,414	1.34%	0.76%	1.34%	73.62%
Year Ended December 31, 2009 (c)	$6.42	0.07	2.20	2.27	(0.05)	(0.02)	(0.07)	–	$8.62	36.11%		$271,040,423	1.35%	1.02%	1.35%	68.15%

Class Y Shares
Year Ended December 31, 2013 (c)	$10.08	0.15	2.01	2.16	(0.16)	–	(0.16)	–	$12.08	21.48%		$749,362,850	0.91%	1.39%	0.91%	57.20%
Year Ended December 31, 2012 (c)	$8.76	0.12	1.27	1.39	(0.07)	–	(0.07)	–	$10.08	15.92%		$594,737,575	0.91%	1.32%	0.91%	56.29%
Year Ended December 31, 2011 (c)	$9.78	0.15	(1.03)	(0.88)	(0.14)	–	(0.14)	–	$8.76	(9.20%	)	$485,228,366	0.91%	1.55%	0.91%	60.60%
Year Ended December 31, 2010 (c)	$8.65	0.09	1.12	1.21	(0.08)	–	(0.08)	–	$9.78	14.26%		$392,619,520	0.93%	0.99%	0.93%	73.62%
Year Ended December 31, 2009 (c)	$6.43	0.09	2.22	2.31	(0.07)	(0.02)	(0.09)	–	$8.65	36.71%		$162,330,746	0.95%	1.26%	0.95%	68.15%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

24

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

25

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$5,240,104	$—	$5,240,104
Air Freight & Logistics	—	8,352,685	—	8,352,685
Auto Components	—	34,294,523	—	34,294,523
Automobiles	—	15,007,773	—	15,007,773
Beverages	3,821,041	25,094,060	—	28,915,101
Biotechnology	—	9,011,563	—	9,011,563
Capital Markets	—	28,131,385	—	28,131,385

26

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Chemicals	$5,410,052	$12,884,615	$—	$18,294,667
Commercial Banks	10,192,341	37,270,994	—	47,463,335
Commercial Services & Supplies	—	12,672,811	—	12,672,811
Communications Equipment	—	5,755,593	—	5,755,593
Construction & Engineering	—	3,147,253	—	3,147,253
Construction Materials	—	2,296,317	—	2,296,317
Consumer Finance	—	3,457,783	—	3,457,783
Containers & Packaging	—	14,294,444	—	14,294,444
Diversified Consumer Services	817,866	—	—	817,866
Diversified Financial Services	16,674,926	32,576,654	—	49,251,580
Diversified Telecommunication Services	—	12,198,023	—	12,198,023
Electrical Equipment	—	24,039,649	—	24,039,649
Electronic Equipment, Instruments & Components	—	9,704,722	—	9,704,722
Energy Equipment & Services	—	2,280,503	—	2,280,503
Food & Staples Retailing	3,120,678	—	—	3,120,678
Food Products	—	23,983,150	—	23,983,150
Gas Utilities	—	2,055,088	—	2,055,088
Health Care Equipment & Supplies	—	16,072,206	—	16,072,206
Health Care Providers & Services	—	1,498,904	—	1,498,904
Hotels, Restaurants & Leisure	—	36,758,114	—	36,758,114
Household Durables	—	9,749,496	—	9,749,496
Household Products	—	829,342	—	829,342
Industrial Conglomerates	—	23,343,445	—	23,343,445
Information Technology Services	10,539,479	17,341,814	—	27,881,293
Insurance	7,121,135	22,067,087	—	29,188,222
Internet & Catalog Retail	1,449,338	—	—	1,449,338
Internet Software & Services	20,179,234	5,055,356	—	25,234,590
Life Sciences Tools & Services	—	3,276,744	—	3,276,744
Machinery	—	31,365,076	—	31,365,076
Media	10,260,076	86,911,092	—	97,171,168
Metals & Mining	2,630,448	—	—	2,630,448
Multiline Retail	1,426,972	6,398,820	—	7,825,792
Multi-Utilities	—	7,665,685	—	7,665,685
Oil, Gas & Consumable Fuels	30,164,751	38,089,389	—	68,254,140
Paper & Forest Products	2,689,065	—	—	2,689,065
Pharmaceuticals	12,212,336	46,159,169	—	58,371,505
Professional Services	—	2,273,861	—	2,273,861
Real Estate Management & Development	—	4,501,372	—	4,501,372
Road & Rail	6,848,853	—	—	6,848,853
Semiconductors & Semiconductor Equipment	13,685,340	30,352,019	—	44,037,359
Software	—	19,150,519	—	19,150,519
Specialty Retail	—	14,407,137	—	14,407,137
Textiles, Apparel & Luxury Goods	—	22,598,243	—	22,598,243
Tobacco	—	26,661,635	—	26,661,635
Trading Companies & Distributors	—	9,953,316	—	9,953,316
Transportation Infrastructure	—	1,654,377	—	1,654,377
Wireless Telecommunication Services	—	5,265,453	—	5,265,453
Total Common Stocks	$159,243,931	$813,149,363	$—	$972,393,294

27

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Mutual Funds	$49,992,622	$—	$—	$49,992,622
Preferred Stock	—	9,843,468	—	9,843,468
Repurchase Agreement	—	1,387,200	—	1,387,200
Total	$209,236,553	$824,380,031	$—	$1,033,616,584

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at

28

Notes to Financial Statements (Continued)

December 31, 2013

least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

29

Notes to Financial Statements (Continued)

December 31, 2013

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales, and realized India capital gains tax. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments, forward and foreign currency transactions
$—	$1,562,030	$(1,562,030)

Amount designated as “—” is zero or has been rounded to zero.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

30

Notes to Financial Statements (Continued)

December 31, 2013

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Invesco Advisors, Inc.
American Century Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.85%
$1 billion and more	0.80%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA had entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.96% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

31

Notes to Financial Statements (Continued)

December 31, 2013

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $311,557 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $3,161.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class III and Class VI shares of the Fund.

For the year ended December 31, 2013, NFS earned $412,357 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $6,413 and $4,074, respectively.

32

Notes to Financial Statements (Continued)

December 31, 2013

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $503,326,435 and sales of $497,560,302 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

33

Notes to Financial Statements (Continued)

December 31, 2013

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $10,959 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$12,543,722	$—	$12,543,722	$—	$12,543,722

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,476,048	$—	$5,476,048	$—	$5,476,048

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$27,443,232	$38,415,903	$65,859,135	$—	$235,844,998	$301,704,133

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$797,827,069	$252,791,883	$(17,002,368)	$235,789,515

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $5,337,738 to offset capital gains.

34

Notes to Financial Statements (Continued)

December 31, 2013

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class III shares will be converted to Class I shares and existing Class VI shares will be converted to Class II shares. Class III shares and Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Multi-Manager International Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager International Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

36

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $22,761,206 or $0.2660 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $1,380,222 or $0.0161 per outstanding share.

37

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of Dentsply

International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals)

from 2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

38

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

39

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

40

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

41

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

42

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

43

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large-and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

44

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

45

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

46

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

47

Annual Report

December 31, 2013

NVIT Multi-Manager International Value Fund

AR-MM-IV 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to

comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Multi-Manager International Value Fund

For the annual period ended December 31, 2013, the NVIT Multi-Manager International Value Fund (Class IV) returned 21.45% versus 22.95% for its benchmark, the MSCI EAFE® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of International Value Funds (consisting of 64 funds as of December 31, 2013) was 21.78% for the same time period.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by Dimensional Fund Advisors LP and JPMorgan Investment Management Inc.

The following commentary is provided by Dimensional Fund Advisors LP

Portfolio Managers:

Joseph H. Chi, CFA; Jed S. Fogdall; Henry F. Gray; and Karen Umland, CFA

In U.S. dollar terms, developed ex U.S. markets had excellent aggregate returns in 2013, but still trailed the broad U.S. markets.

Dispersion at the individual country level remained substantial. For instance, the difference between the best-performing developed market, Ireland, with 47.4%, and the worst-performing one, Singapore, with +0.3%, was more than 47%. The U.S. dollar appreciated against the Japanese yen, the Australian dollar and the Canadian dollar, and depreciated against the euro, the British pound and the Swiss franc. As a result, currency fluctuations had a negative impact on the dollar-denominated returns of developed ex U.S.-equities. Across all regions, telecommunication services and consumer discretionary tended to be among the stronger sectors, while materials and real estate investment trusts (REITs) were among the weaker.

Along the market capitalization dimension, conventional indexes indicated a positive size premium as the MSCI World ex USA Small Cap Index outperformed its large-capitalization peer. At the regional level, Australia/New Zealand and Canada were exceptions to overall market trends, with small caps underperforming large caps.

Along the relative price dimension, low relative price (value) stocks edged high relative to price (growth) stocks across all market capitalization segments. The positive value premium, however, was much stronger among small-cap stocks. From a regional perspective, performance was more mixed, with large-cap growth stocks showing strong relative performance in Australia/New Zealand, Canada and Singapore/Hong Kong.

Sleeve Commentary

Country allocations are generally based on the relative size of the market capitalization in each eligible country. Canada, however, which is eligible for the sleeve but not included in the benchmark, was one of the worst-performing countries during the reporting period. The sleeve’s Canadian holdings, which averaged 10% during the reporting period, detracted approximately 2.7% from relative sleeve returns.

The sleeve is structured to more fully capture the higher expected returns associated with large-cap value stocks, as compared to the sleeve’s benchmark. To define value stocks, the sleeve uses the price-to-book ratio as its primary valuation metric. Value stocks, as defined by this metric, slightly outperformed growth stocks, which contributed positively to the sleeve’s relative returns during the reporting period.

Sector weights also are generally based on the relative market capitalization of each sector within the sleeve’s value universe, subject to certain concentration limits. Some notable sectors for the year were financials, which contributed to relative sleeve performance, and materials, which detracted from sleeve performance (particularly investments in Canada). The sleeve also intentionally excludes REITs and highly regulated utilities, as research shows these securities tend to behave differently than other common equities, and over the long term do not deliver the same expected return premium as value stocks. These exclusions contributed positively to relative sleeve returns during the reporting period.

5

Fund Commentary (con’t.)	NVIT Multi-Manager International Value Fund

In total, in terms of the sleeve’s performance relative to the benchmark index, the positive contribution from the sleeve’s investments in deep-value stocks across many countries and sectors was not great enough to overcome the strong underperformance of Canadian stocks during the reporting period.

The following commentary is provided by JPMorgan Investment Management Inc.

Portfolio Managers:

Jeroen Huysinga, Georgina Perceval Maxwell and Gerd Woort-Menker

The JPMorgan sleeve of the Fund outperformed the MSCI EAFE Value Index for the 12 months ended December 31, 2013. Stock selection in basic industries, insurance and telecommunication services had a positive impact on sleeve performance during the reporting period. Both stock selection and an underweight in the property sector aided relative sleeve returns. Stock selection in energy and technology-hardware lagged. Regionally, the combination of stock selection and an underweight in the Pacific Rim was the largest contributor to sleeve returns. Stock selection in Europe (both the continent and the U.K.) also contributed to sleeve returns. Exposure to the emerging markets and, to a lesser extent, stock selection in Canada, detracted from sleeve returns.

Sleeve holding Bayer, the German drug and chemical company, was a strong performer. The company’s health-care unit is fueling the company’s earnings growth with new drugs such as the blood thinner Xarelto, the eye drug Eylea and several new cancer drugs. The CropScience agriculture unit also is doing well, while MaterialScience is the one division that continues to struggle. The unit, which makes chemicals for a wide range of end products from makeup to car parts, continues to be weighed down by weak demand, especially in Europe, and competition from low-cost Asia manufacturers. Management has been working to reduce costs at that division while focusing on new, more innovative products in a turnaround effort. Meanwhile, there are signs of economic stabilization in Europe.

Nitto Denko, the Japanese maker of specialty materials, was a major detractor from sleeve performance during the reporting period. The company, a world leader in the making of specialty films used in liquid-crystal displays (LCDs) and touch screens, cut its profit forecast twice during the period, citing fiercer competition from new entrants and weaker-than-expected demand for computer tablets. Despite short-term challenges, we continue to like the company. Industry-wide shipments of tablets are still expected to grow rapidly, and we expect Nitto Denko to remain the dominant touch-solution material provider for smartphones and tablets. Meanwhile, cost-cutting efforts should help offset some pricing pressures. Nitto Denko has been through these cycles before and emerged well, thanks to strong ties with its customers, which include Samsung and Apple, and heavy research-and-development spending, which enables it to stay ahead of the competition in developing new materials.

Outlook

Asset tapering (gradual reduction in monetary accommodation) and interest rate guidance is likely to dominate global equity and fixed-income markets in 2014, as investors continue to look for central bank policy that supports recovery. The market will likely be highly sensitive to economic data points as smaller fiscal drags and improving economic growth suggest a continued, sustained recovery in developed markets.

Japanese policy has been positive so far, but it remains to be seen how and if the structural reforms will work and what effect the April consumption tax increase will have on the Japanese economic recovery. Elsewhere in Asia, a stabilizing Chinese economy will likely bring relief to emerging market equities. The unwinding of quantitative easing and rising U.S. bond yields will likely continue to impact the region, but are unlikely to match the intensity of 2013.

Fewer macroeconomic headwinds exist entering 2014, as the threat of a eurozone crisis, a rapid slowdown in China, and another U.S. debt ceiling and government shutdown are all far less likely. Europe, however, still has stubbornly high

6

Fund Commentary (con’t.)	NVIT Multi-Manager International Value Fund

unemployment, and growth is more modest there than in the U.K. and U.S., with all regions still facing political headwinds.

Equities remain attractively valued on a historical basis, and we will now be looking for topline earnings growth, supported by strong economic growth, to justify valuations.

Derivatives were held in the sleeve during the reporting period. The Fund utilizes forwards to reduce currency deviations from the benchmark as a means of risk management. Derivatives had a minimal impact on Fund performance during the reporting period.

The Fund is subject to the risks of investing in equity securities, including investing in smaller and mid-sized companies. The Fund is also subject to the risks associated with investing in foreign securities. The Fund may concentrate on specific countries, subjecting it to greater volatility than that of other mutual funds. The Fund may invest in more-aggressive investments such as derivatives (which create investment leverage and are highly volatile). Value funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Fund Overview	NVIT Multi-Manager International Value Fund

Objective

The Fund seeks long-term capital appreciation.

Highlights

•	The Fund Class IV returned 21.45%, underperforming the benchmark by 1.50% and the Lipper peer group by 0.33%.

•

For Dimensional Fund Advisors, the positive contribution to Fund returns from the Fund’s investments in deep-value stocks across many countries and sectors was not great enough to overcome the strong underperformance of the Fund’s investments in Canadian stocks during the reporting period.

•

For JPMorgan Investment Management, stock selection in basic industries, insurance and telecommunication services had a positive impact on Fund returns during the reporting period. The Fund’s exposure to emerging markets and, to a lesser extent, stock selection in Canada, detracted from Fund returns during the reporting period.

Asset Allocation†

Common Stocks	98.1%
Repurchase Agreements	2.8%
Mutual Fund	1.2%
Preferred Stock	0.7%
Rights††	0.0%
Liabilities in excess of other assets	(2.8)%
100.0%

Top Industries†††

Commercial Banks	18.2%
Oil, Gas & Consumable Fuels	10.8%
Insurance	7.9%
Automobiles	5.1%
Wireless Telecommunication Services	4.2%
Metals & Mining	4.2%
Pharmaceuticals	3.4%
Diversified Telecommunication Services	3.0%
Capital Markets	3.0%
Chemicals	3.0%
Other Industries*	37.2%
100.0%

Top Holdings†††

Mitsubishi UFJ Financial Group, Inc.	2.4%
BNP Paribas SA	2.3%
Daimler AG	2.1%
Vodafone Group PLC	1.8%
HSBC Holdings PLC	1.7%
BP PLC	1.7%
Vodafone Group PLC, ADR	1.6%
HSBC Holdings PLC, ADR	1.5%
Swiss Re AG	1.5%
AXA SA	1.4%
Other Holdings*	82.0%
100.0%

Top Countries†††

Japan	20.4%
United Kingdom	17.3%
France	12.3%
Germany	10.2%
Switzerland	6.5%
Netherlands	4.8%
Canada	4.4%
Australia	3.1%
Sweden	3.1%
Hong Kong	2.5%
Other Countries*	15.4%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

8

Fund Performance	NVIT Multi-Manager International Value Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class I	21.41%	10.46%	4.16%
Class II	21.05%	10.19%	3.90%
Class II	21.42%	10.47%	4.16%
Class IV	21.45%	10.47%	4.13%
Class VI2	21.10%	10.17%	3.88%
Class Y2	21.53%	10.63%	4.22%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of Class VI shares (April 28, 2004) and Class Y shares (March 27, 2008), are based on the performance of the Class IV shares of the Fund Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class VI and Class Y shares would have produced, because all classes of shares invest in the same portfolio of securities. Class VI share’s annual returns have been restated to reflect the additional fees applicable to Class VI shares and therefore are lower than those of Class IV. Class Y shares annual returns have not been restated to reflect lower expenses for that class than apply to Class IV shares. For Class VI shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class VI shares would have been lower.

Expense Ratios

Expense Ratio*
Class I	0.95%
Class II	1.20%
Class III	0.95%
Class IV	0.95%
Class VI	1.20%
Class Y	0.80%

*Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)	NVIT Multi-Manager International Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the NVIT Multi-Manager International Value Fund versus performance of the MSCI EAFE® Value Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	NVIT Multi-Manager International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager International Value Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,198.10	5.10	0.92
	Hypothetical	[a,b]	1,000.00	1,020.57	4.69	0.92
Class II Shares	Actual	[a]	1,000.00	1,195.80	6.48	1.17
	Hypothetical	[a,b]	1,000.00	1,019.31	5.96	1.17
Class III Shares	Actual	[a]	1,000.00	1,198.20	5.10	0.92
	Hypothetical	[a,b]	1,000.00	1,020.57	4.69	0.92
Class IV Shares	Actual	[a]	1,000.00	1,197.40	5.10	0.92
	Hypothetical	[a,b]	1,000.00	1,020.57	4.69	0.92
Class VI Shares	Actual	[a]	1,000.00	1,196.10	6.48	1.17
	Hypothetical	[a,b]	1,000.00	1,019.31	5.96	1.17
Class Y Shares	Actual	[a]	1,000.00	1,199.30	4.27	0.77
	Hypothetical	[a,b]	1,000.00	1,021.32	3.92	0.77

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

NVIT Multi-Manager International Value Fund

Common Stocks 98.1%

	Shares	Market Value

AUSTRALIA 3.2%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd. (a)	95,467	$485,560

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	161,022

Beverages 0.0%†
Treasury Wine Estates Ltd.	90,625	390,866

Capital Markets 0.2%
Macquarie Group Ltd.	48,558	2,383,358

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	577,872

Commercial Banks 1.1%
Australia & New Zealand Banking Group Ltd.	322,036	9,296,608
Bank of Queensland Ltd. (a)	41,755	454,590
Bendigo and Adelaide Bank Ltd. (a)	64,260	675,510

		10,426,708

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	1,254	18,110

Construction Materials 0.0%†
Boral Ltd. (a)	109,893	469,975

Food & Staples Retailing 0.7%
Metcash Ltd. (a)	35,307	99,708
Wesfarmers Ltd.	169,097	6,657,847

		6,757,555

Food Products 0.0%†
GrainCorp Ltd., Class A	25,385	192,752

Health Care Providers & Services 0.0%†
Primary Health Care Ltd.	56,647	250,967

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.	115,595	254,632
Tabcorp Holdings Ltd.	50,397	163,630
Tatts Group Ltd.	227,768	631,474

		1,049,736

Insurance 0.2%
QBE Insurance Group Ltd.	11,928	123,046
Suncorp Group Ltd.	194,461	2,282,555

		2,405,601

Media 0.0%†
Fairfax Media Ltd.	121,743	69,786

Metals & Mining 0.1%
Alumina Ltd.* (a)	254,239	252,412
BlueScope Steel Ltd.*	47,847	249,638
Newcrest Mining Ltd.	92,495	649,528

		1,151,578

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	74,368	210,454

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	355	$6,380
New Hope Corp., Ltd.	10,015	29,844
Origin Energy Ltd.	183,209	2,308,911
Santos Ltd.	129,724	1,700,148
Woodside Petroleum Ltd.	24,947	868,867

		4,914,150

Real Estate Management & Development 0.1%
Lend Lease Group	60,703	605,799

Road & Rail 0.1%
Asciano Ltd.	144,259	743,721

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd.	15,028	108,125

Transportation Infrastructure 0.0%†
Sydney Airport	51,450	174,860

		33,548,555

AUSTRIA 0.1%
Commercial Banks 0.1%
Erste Group Bank AG	30,504	1,063,383
Raiffeisen Bank International AG	2,854	100,776

		1,164,159

BELGIUM 1.3%
Chemicals 0.8%
Solvay SA	56,718	8,976,718

Commercial Banks 0.1%
KBC Groep NV	14,342	815,422

Diversified Telecommunication Services 0.0%†
Belgacom SA (a)	17,660	522,600

Food & Staples Retailing 0.1%
Delhaize Group SA	19,494	1,159,738

Insurance 0.1%
Ageas	20,545	876,112

Pharmaceuticals 0.2%
UCB SA	22,635	1,686,347

		14,036,937

BRAZIL 0.3%
Electric Utilities 0.3%
Cia Energetica de Minas Gerais, ADR	349,578	2,723,213

CANADA 4.5%
Auto Components 0.2%
Magna International, Inc.	200	16,412
Magna International, Inc.	20,100	1,648,115

		1,664,527

Chemicals 0.1%
Agrium, Inc. (a)	9,010	824,235

12

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Communications Equipment 0.0%†
Blackberry Ltd.* (a)	9,511	$70,857
Blackberry Ltd.* (a)	37,138	276,197

		347,054

Diversified Telecommunication Services 0.0%†
Bell Aliant, Inc.	2,018	50,780

Energy Equipment & Services 0.1%
Ensign Energy Services, Inc.	17,200	270,893
Precision Drilling Corp.	30,300	283,532

		554,425

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	3,800	259,641
George Weston Ltd.	2,936	214,206
Loblaw Cos., Ltd. (a)	7,310	291,643

		765,490

Independent Power Producers & Energy Traders 0.0%†
TransAlta Corp.	17,887	226,987

Insurance 0.8%
Fairfax Financial Holdings Ltd.	2,219	885,950
Industrial Alliance Insurance & Financial Services, Inc.	6,272	277,214
Manulife Financial Corp.	210,795	4,159,343
Sun Life Financial, Inc. (a)	77,870	2,750,466

		8,072,973

Metals & Mining 1.2%
Agnico Eagle Mines Ltd.	8,297	218,875
Barrick Gold Corp.	120,780	2,129,351
Eldorado Gold Corp.	73,885	419,418
First Quantum Minerals Ltd.	187,452	3,377,578
Goldcorp, Inc.	102,182	2,214,284
IAMGOLD Corp.	32,370	107,570
Kinross Gold Corp.	177,200	775,693
Lundin Mining Corp.*	42,500	184,043
Osisko Mining Corp.*	7,100	31,481
Pan American Silver Corp.	13,200	154,212
Teck Resources Ltd., Class B	93,000	2,420,758
Turquoise Hill Resources Ltd.* (a)	16,250	53,695
Yamana Gold, Inc. (a)	120,100	1,035,647

		13,122,605

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	1,020,891

Oil, Gas & Consumable Fuels 1.9%
Bonavista Energy Corp.	4,301	56,361
Cameco Corp.	54,900	1,139,088
Canadian Natural Resources Ltd.	140,046	4,739,157
Crescent Point Energy Corp. (a)	24,306	943,867
Enerplus Corp.	28,707	521,577
Husky Energy, Inc. (a)	52,500	1,665,568
MEG Energy Corp.*	4,738	136,531

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Oil, Gas & Consumable Fuels (continued)
Pengrowth Energy Corp.	57,596	$356,230
Penn West Petroleum Ltd. (a)	76,105	635,492
Suncor Energy, Inc.	251,700	8,824,012
Talisman Energy, Inc.	142,000	1,650,930

		20,668,813

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc. (a)	5,200	179,314

		47,498,094

CHINA 0.9%
Commercial Banks 0.4%
China Construction Bank Corp., H Shares	5,339,000	4,042,220

Electronic Equipment, Instruments & Components 0.0%†
FIH Mobile Ltd.*	381,000	205,377

Oil, Gas & Consumable Fuels 0.5%
China Shenhua Energy Co. Ltd., H Shares	1,511,000	4,781,957

		9,029,554

COLOMBIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Pacific Rubiales Energy Corp.	14,279	246,530

DENMARK 1.5%
Beverages 0.3%
Carlsberg A/S, Class B	24,567	2,718,431

Building Products 0.0%†
Rockwool International A/S, Class B	239	42,324

Commercial Banks 0.7%
Danske Bank A/S*	327,163	7,515,483

Construction & Engineering 0.0%†
FLSmidth & Co. A/S	5,406	295,635

Diversified Telecommunication Services 0.1%
TDC A/S	55,343	537,083

Marine 0.4%
AP Moeller — Maersk A/S, Class A	100	1,030,105
AP Moeller — Maersk A/S, Class B	268	2,900,283

		3,930,388

Pharmaceuticals 0.0%†
H. Lundbeck A/S	11,001	278,266

		15,317,610

FINLAND 1.1%
Communications Equipment 0.2%
Nokia OYJ*	242,994	1,963,392

Electric Utilities 0.0%†
Fortum OYJ	15,185	347,401

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	133,395

13

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FINLAND (continued)
Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	6,682	$132,146

Paper & Forest Products 0.9%
Stora Enso OYJ, Class R	126,639	1,272,565
UPM-Kymmene OYJ	476,396	8,079,727

		9,352,292

		11,928,626

FRANCE 12.7%
Aerospace & Defense 0.6%
European Aeronautic Defence and Space Co. NV	79,980	6,140,083
Thales SA	5,387	347,158

		6,487,241

Air Freight & Logistics 0.1%
Bollore SA	954	560,224
Bollore SA*	3	1,725

		561,949

Auto Components 0.2%
Cie Generale des Etablissements Michelin	18,075	1,923,194

Automobiles 0.2%
Renault SA	28,539	2,296,717

Building Products 1.2%
Compagnie de Saint-Gobain	238,104	13,116,457

Commercial Banks 3.4%
BNP Paribas SA	319,032	24,886,829
Credit Agricole SA*	99,725	1,278,368
Natixis	128,574	756,431
Societe Generale SA	126,093	7,332,373

		34,254,001

Communications Equipment 0.0%†
Alcatel-Lucent*	34,627	153,665

Construction & Engineering 0.1%
Bouygues SA	29,166	1,102,936

Construction Materials 0.8%
Ciments Francais SA	751	57,123
Lafarge SA	116,538	8,747,334

		8,804,457

Diversified Telecommunication Services 0.9%
Orange SA	321,387	3,990,062
Vivendi SA	225,168	5,939,349

		9,929,411

Electric Utilities 0.6%
Electricite de France	173,345	6,132,452

Electrical Equipment 0.6%
Schneider Electric SA	70,976	6,192,056

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Energy Equipment & Services 0.0%†
CGG SA* (a)	20,800	$360,981

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	8,574	989,320

Hotels, Restaurants & Leisure 0.6%
Sodexo	62,466	6,334,549

Information Technology Services 0.1%
Cap Gemini SA	17,563	1,188,759

Insurance 1.5%
AXA SA	544,029	15,149,917
CNP Assurances	5,401	110,754

		15,260,671

Machinery 0.0%†
Vallourec SA	6,279	342,558

Media 0.5%
Lagardere SCA	17,071	634,591
Publicis Groupe SA	46,898	4,297,043

		4,931,634

Metals & Mining 0.0%†
Eramet	65	6,284

Multi-Utilities 1.2%
GDF Suez	414,035	9,737,867
Suez Environnement Co.	155,609	2,790,549

		12,528,416

Trading Companies & Distributors 0.0%†
Rexel SA	12,849	337,204

		133,234,912

GERMANY 9.8%
Airlines 0.1%
Deutsche Lufthansa AG REG*	28,411	602,216

Automobiles 2.7%
Bayerische Motoren Werke AG	34,727	4,078,086
Daimler AG REG	260,065	22,569,615
Volkswagen AG	4,865	1,320,935

		27,968,636

Capital Markets 0.7%
Deutsche Bank AG REG	157,098	7,547,212
Deutsche Bank AG REG	196	9,455

		7,556,667

Chemicals 0.9%
BASF SE	83,786	8,942,810
Wacker Chemie AG	256	28,380

		8,971,190

Commercial Banks 0.2%
Commerzbank AG*	105,912	1,709,779

14

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Construction Materials 0.2%
HeidelbergCement AG	20,755	$1,576,036

Diversified Telecommunication Services 1.3%
Deutsche Telekom AG REG	819,140	14,113,943

Food & Staples Retailing 0.5%
Metro AG	115,374	5,593,315

Health Care Providers & Services 0.0%†
Celesio AG (a)	11,017	349,315

Insurance 1.5%
Allianz SE REG	67,495	12,144,090
Muenchener Rueckversicherungs AG REG	17,149	3,782,555

		15,926,645

Metals & Mining 0.0%†
Salzgitter AG	4,877	207,981

Multi-Utilities 0.6%
E.ON SE	264,775	4,895,136
RWE AG	34,671	1,270,312

		6,165,448

Pharmaceuticals 1.1%
Bayer AG REG	84,942	11,926,763

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	881	66,018

		102,733,952

GUERNSEY, CHANNEL ISLANDS 0.2%
Insurance 0.2%
Resolution Ltd.	275,939	1,619,699

HONG KONG 2.6%
Air Freight & Logistics 0.0%†
Kerry Logistics Network Ltd.*	25,500	36,239

Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	260,620

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)	89,000	120,848
Shangri-La Asia Ltd.	44,000	85,911

		206,759

Industrial Conglomerates 1.1%
Hopewell Holdings Ltd.	67,500	228,880
Hutchison Whampoa Ltd.	852,000	11,609,150
NWS Holdings Ltd.	15,000	22,895

		11,860,925

Marine 0.0%†
Orient Overseas International Ltd.	26,000	130,855

Real Estate Management & Development 1.5%
Cheung Kong Holdings Ltd.	64,000	1,012,530
China Overseas Land & Investment Ltd. (a)	1,374,000	3,878,318

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Real Estate Management & Development (continued)
Henderson Land Development Co., Ltd.	198,102	$1,132,538
Kerry Properties Ltd.	51,000	177,578
New World Development Co., Ltd. (a)	704,967	892,668
Sino Land Co., Ltd.	130,000	178,281
Sun Hung Kai Properties Ltd.	118,000	1,499,705
Swire Pacific Ltd., Class A	20,000	234,993
Wharf Holdings Ltd.	582,000	4,458,207
Wheelock & Co., Ltd.	157,000	723,280

		14,188,098

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	353,000	300,628

		26,984,124

INDIA 0.3%
Commercial Banks 0.3%
ICICI Bank Ltd., ADR	96,613	3,591,105

Metals & Mining 0.0%†
Vedanta Resources PLC	3,395	52,702

		3,643,807

IRELAND 0.1%
Commercial Banks 0.1%
Bank of Ireland*	1,639,371	571,364

ISRAEL 0.2%
Commercial Banks 0.2%
Bank Hapoalim BM	100,734	564,422
Bank Leumi Le-Israel BM*	192,026	784,158
Israel Discount Bank Ltd., Class A*	132,044	252,076

		1,600,656

ITALY 2.4%
Automobiles 0.0%†
Fiat SpA*	49,098	401,864

Commercial Banks 0.8%
Banca Monte dei Paschi di Siena SpA* (a)	236,983	57,037
UniCredit SpA	960,562	7,085,731
Unione di Banche Italiane SCPA	112,295	761,280

		7,904,048

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,793,808	1,788,707

Insurance 0.3%
Assicurazioni Generali SpA	133,376	3,133,572

Media 0.0%†
Mediaset SpA*	95,473	452,774

Oil, Gas & Consumable Fuels 1.1%
Eni SpA	478,302	11,557,528

		25,238,493

15

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN 20.8%
Air Freight & Logistics 0.4%
Yamato Holdings Co., Ltd.	201,900	$4,083,084

Auto Components 0.5%
Aisin Seiki Co., Ltd.	17,100	695,219
Bridgestone Corp.	124,500	4,716,919
Nissan Shatai Co., Ltd.	4,000	58,153
NOK Corp.	5,800	94,998
Takata Corp.	800	22,954
Tokai Rika Co., Ltd.	3,200	63,714
Toyoda Gosei Co., Ltd.	4,300	100,171

		5,752,128

Automobiles 1.6%
Honda Motor Co., Ltd.	174,800	7,215,243
Nissan Motor Co., Ltd.	304,800	2,554,226
Suzuki Motor Corp.	45,100	1,215,293
Toyota Motor Corp.	108,900	6,640,187
Yamaha Motor Co., Ltd. (a)	5,000	75,172

		17,700,121

Beverages 0.0%†
Coca-Cola East Japan Co. Ltd.	500	10,387
Coca-Cola West Co., Ltd.	7,600	160,967

		171,354

Building Products 0.2%
Asahi Glass Co., Ltd. (a)	156,000	971,379
LIXIL Group Corp.	30,000	823,570
Nippon Sheet Glass Co., Ltd.*	103,000	134,298

		1,929,247

Capital Markets 0.5%
Nomura Holdings, Inc.	663,100	5,124,313

Chemicals 0.9%
Asahi Kasei Corp.	133,000	1,043,229
Daicel Corp.	36,000	293,393
Denki Kagaku Kogyo KK	60,000	247,997
Hitachi Chemical Co., Ltd. (a)	7,300	116,423
Kaneka Corp.	35,000	229,815
Kuraray Co., Ltd.	22,700	270,965
Lintec Corp.	3,200	59,327
Mitsubishi Chemical Holdings Corp.	208,500	964,883
Mitsubishi Gas Chemical Co., Inc.	41,000	302,242
Mitsui Chemicals, Inc.	108,000	261,146
Nippon Shokubai Co., Ltd.	17,000	187,819
Nitto Denko Corp.	78,600	3,323,572
Showa Denko KK (a)	183,000	259,551
Sumitomo Chemical Co., Ltd.	180,000	706,470
Taiyo Nippon Sanso Corp.	4,000	28,482
Teijin Ltd.	124,000	276,202
Tosoh Corp.	83,000	386,712
Ube Industries Ltd.	50,000	107,091

		9,065,319

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Commercial Banks 3.8%
77 Bank Ltd. (The)	44,000	$213,102
Bank of Kyoto Ltd. (The)	25,000	208,994
Bank of Yokohama Ltd. (The)	139,000	775,513
Chiba Bank Ltd. (The)	80,000	539,892
Chugoku Bank Ltd. (The)	8,800	111,850
Fukuoka Financial Group, Inc.	103,000	452,113
Gunma Bank Ltd. (The)	51,000	284,955
Hachijuni Bank Ltd. (The)	55,000	321,074
Higo Bank Ltd. (The)	7,000	38,454
Hiroshima Bank Ltd. (The)	45,000	186,468
Hokuhoku Financial Group, Inc.	156,000	311,897
Iyo Bank Ltd. (The)	31,000	304,142
Joyo Bank Ltd. (The)	48,000	245,433
Mitsubishi UFJ Financial Group, Inc.	3,961,900	26,304,626
Mizuho Financial Group, Inc.	231,000	501,508
Nishi-Nippon City Bank Ltd. (The)	84,000	226,291
Shiga Bank Ltd. (The)	16,000	84,053
Shizuoka Bank Ltd. (The)	36,000	384,529
Sumitomo Mitsui Financial Group, Inc.	185,637	9,653,752
Sumitomo Mitsui Trust Holdings, Inc.	5,000	26,456
Yamaguchi Financial Group, Inc.	27,000	250,376

		41,425,478

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.	75,000	796,663
Sohgo Security Services Co., Ltd.	1,700	33,865
Toppan Printing Co., Ltd.	75,000	600,345

		1,430,873

Computers & Peripherals 0.1%
NEC Corp.	345,000	778,736

Construction & Engineering 0.2%
COMSYS Holdings Corp.	12,800	201,250
Kajima Corp.	68,000	255,749
Kinden Corp.	17,000	177,984
Nippo Corp.	7,000	116,371
Obayashi Corp.	86,000	490,525
Shimizu Corp.	78,000	394,139

		1,636,018

Containers & Packaging 0.1%
Rengo Co., Ltd.	20,000	120,375
Toyo Seikan Group Holdings Ltd.	20,100	432,717

		553,092

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	106,067

Diversified Financial Services 0.9%
ORIX Corp.	534,900	9,399,193

Electrical Equipment 0.7%
Sumitomo Electric Industries Ltd.	438,500	7,329,986
Ushio, Inc.	10,600	140,894

		7,470,880

16

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electronic Equipment, Instruments & Components 1.4%
Citizen Holdings Co., Ltd.	30,300	$255,642
FUJIFILM Holdings Corp.	72,200	2,049,399
Hitachi High-Technologies Corp.	4,400	110,779
Hitachi Ltd.	1,147,000	8,696,729
Ibiden Co., Ltd.	9,700	181,631
Kyocera Corp.	47,400	2,369,600
Nippon Electric Glass Co., Ltd.	53,000	278,417
TDK Corp.	16,300	781,976

		14,724,173

Food & Staples Retailing 0.8%
Aeon Co., Ltd.	96,800	1,312,286
Seven & I Holdings Co., Ltd.	176,000	7,007,692
UNY Group Holdings Co. Ltd. (a)	29,300	179,741

		8,499,719

Food Products 0.2%
House Foods Group, Inc.	8,000	120,835
Kewpie Corp.	4,500	62,499
MEIJI Holdings Co., Ltd. (a)	9,200	591,349
Nippon Meat Packers, Inc.	23,000	395,314
Nisshin Seifun Group, Inc.	27,500	284,412
Yamazaki Baking Co., Ltd.	13,000	133,357

		1,587,766

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,100	302,772
Medipal Holdings Corp.	18,300	241,587
Suzuken Co., Ltd.	8,800	285,058

		829,417

Household Durables 0.4%
Sekisui Chemical Co., Ltd.	38,000	466,318
Sekisui House Ltd.	77,000	1,077,477
Sony Corp.	159,200	2,744,340
Sumitomo Forestry Co., Ltd. (a)	16,600	193,288

		4,481,423

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	173,327

Information Technology Services 0.1%
Fujitsu Ltd.*	200,000	1,036,536

Insurance 0.3%
Dai-ichi Life Insurance Co., Ltd. (The)	8,500	142,231
MS&AD Insurance Group Holdings	62,300	1,674,560
NKSJ Holdings, Inc.	33,300	926,859

		2,743,650

Leisure Equipment & Products 0.1%
Sankyo Co., Ltd. (a)	6,600	304,399
Yamaha Corp.	19,800	314,790

		619,189

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery 0.6%
Amada Co., Ltd.	45,000	$397,410
Glory Ltd.	1,700	44,118
Hitachi Construction Machinery Co., Ltd.	5,100	109,132
JTEKT Corp.	29,500	503,356
Kawasaki Heavy Industries Ltd.	1,088,000	4,569,358
Kurita Water Industries Ltd.	8,900	184,632
NTN Corp.*	60,000	272,890
Sumitomo Heavy Industries Ltd.	66,000	304,119

		6,385,015

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	73,000	184,895
Mitsui OSK Lines Ltd.	152,000	686,005
Nippon Yusen KK	214,000	684,250

		1,555,150

Media 0.1%
Fuji Media Holdings, Inc.	6,200	126,969
Hakuhodo DY Holdings, Inc.	18,900	146,527
Nippon Television Holdings, Inc.	6,100	110,137
SKY Perfect JSAT Holdings, Inc.	21,500	116,368
Tokyo Broadcasting System Holdings, Inc.	4,800	59,669

		559,670

Metals & Mining 0.7%
Daido Steel Co., Ltd.	22,000	109,485
JFE Holdings, Inc.	72,700	1,732,445
Kobe Steel Ltd.*	331,000	567,462
Mitsubishi Materials Corp.	149,000	550,771
Nippon Steel & Sumitomo Metal Corp.	1,017,995	3,414,157
Nisshin Steel Holdings Co. Ltd.	8,700	104,236
Sumitomo Metal Mining Co., Ltd.	65,000	851,714
Yamato Kogyo Co., Ltd.	5,300	169,501

		7,499,771

Multiline Retail 0.2%
H2O Retailing Corp.	11,000	88,014
Isetan Mitsukoshi Holdings Ltd.	49,700	707,513
J. Front Retailing Co., Ltd.	67,000	508,280
Marui Group Co., Ltd.	27,900	283,780
Takashimaya Co., Ltd. (a)	33,000	329,264

		1,916,851

Office Electronics 0.5%
Brother Industries Ltd.	11,300	154,567
Konica Minolta, Inc.	63,500	634,574
Ricoh Co., Ltd.	415,000	4,413,450

		5,202,591

Oil, Gas & Consumable Fuels 0.4%
Cosmo Oil Co., Ltd.*	74,000	141,412
Idemitsu Kosan Co., Ltd.	11,600	264,082
INPEX Corp.	137,200	1,759,751

17

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Oil, Gas & Consumable Fuels (continued)
JX Holdings, Inc.	349,900	$1,801,791
Showa Shell Sekiyu KK	20,700	210,413

		4,177,449

Paper & Forest Products 0.1%
Nippon Paper Industries Co., Ltd. (a)	12,400	230,304
Oji Holdings Corp.	96,000	492,423

		722,727

Personal Products 0.0%†
Pola Orbis Holdings, Inc.	1,600	57,137

Pharmaceuticals 0.2%
Kyowa Hakko Kirin Co., Ltd.	32,000	353,122
Mitsubishi Tanabe Pharma Corp.	32,600	454,672
Otsuka Holdings Co., Ltd.	26,600	768,046

		1,575,840

Real Estate Management & Development 0.8%
Daiwa House Industry Co., Ltd.	276,000	5,347,554
Mitsui Fudosan Co., Ltd.	93,000	3,354,573

		8,702,127

Road & Rail 0.7%
East Japan Railway Co.	74,500	5,934,506
Fukuyama Transporting Co., Ltd.	18,000	98,879
Hankyu Hanshin Holdings, Inc.	140,000	756,486
Hitachi Transport System Ltd.	6,400	95,673
Nippon Express Co., Ltd.	112,000	542,149
Seino Holdings Co. Ltd.	19,000	199,950

		7,627,643

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	12,800	624,346

Specialty Retail 0.1%
Aoyama Trading Co., Ltd.	3,300	89,246
Autobacs Seven Co., Ltd. (a)	9,000	140,186
K’s Holdings Corp.	5,400	156,050
Yamada Denki Co., Ltd. (a)	117,800	385,322

		770,804

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	14,000	142,544

Tobacco 0.6%
Japan Tobacco, Inc.	193,400	6,292,996

Trading Companies & Distributors 1.4%
ITOCHU Corp.	200,700	2,481,181
Marubeni Corp.	212,000	1,526,204
Mitsubishi Corp.	221,100	4,244,660
Mitsui & Co., Ltd.	266,800	3,719,496
Nagase & Co., Ltd.	13,800	167,335
Sojitz Corp.	188,400	335,431
Sumitomo Corp.	179,400	2,254,723
Toyota Tsusho Corp.	28,200	699,329

		15,428,359

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	31,000	$284,439
Mitsubishi Logistics Corp.	5,000	79,152

		363,591

Wireless Telecommunication Services 0.8%
KDDI Corp.	82,700	5,095,582
NTT DOCOMO, Inc.	214,700	3,535,312

		8,630,894

		219,556,608

LUXEMBOURG 0.3%
Metals & Mining 0.3%
ArcelorMittal	153,794	2,747,094

NETHERLANDS 4.9%
Chemicals 0.3%
Akzo Nobel NV	35,812	2,777,077
Koninklijke DSM NV	7,007	551,440

		3,328,517

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	146	7,722

Diversified Financial Services 1.3%
ING Groep NV, CVA*	1,006,944	14,065,535

Diversified Telecommunication Services 0.0%†
Koninklijke KPN NV*	44,562	143,984

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	34,443	618,980

Industrial Conglomerates 0.0%†
Koninklijke Philips NV	2,422	89,181
Koninklijke Philips NV, NYRS	6,105	225,702

		314,883

Insurance 0.2%
Aegon NV	273,440	2,591,263

Oil, Gas & Consumable Fuels 2.7%
Royal Dutch Shell PLC, ADR	108,558	7,736,929
Royal Dutch Shell PLC, ADR (a)	79,412	5,964,635
Royal Dutch Shell PLC, Class A	391,062	14,014,990

		27,716,554

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	28,658	2,684,157

		51,471,595

NEW ZEALAND 0.0%†
Construction Materials 0.0%†
Fletcher Building Ltd.	17,592	123,278

Electric Utilities 0.0%†
Contact Energy Ltd.	20,973	88,552

18

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NEW ZEALAND (continued)
Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	19,452	$56,493

		268,323

NORWAY 0.7%
Commercial Banks 0.1%
DNB ASA	65,062	1,167,743

Diversified Telecommunication Services 0.5%
Telenor ASA	213,852	5,109,694

Food Products 0.0%†
Cermaq ASA	4,584	81,624
Orkla ASA	52,013	406,553

		488,177

Insurance 0.0%†
Storebrand ASA*	36,062	226,058

Metals & Mining 0.1%
Norsk Hydro ASA (a)	138,175	618,130

		7,609,802

PORTUGAL 0.0%†
Commercial Banks 0.0%†
Banco Espirito Santo SA REG*	48,686	69,529

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG	177	771

		70,300

SINGAPORE 0.4%
Airlines 0.1%
Singapore Airlines Ltd.	101,000	834,231

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	33,000	200,908

Food & Staples Retailing 0.0%†
Olam International Ltd. (a)	124,000	151,260

Food Products 0.1%
Golden Agri-Resources Ltd. (a)	999,000	432,467
Wilmar International Ltd. (a)	256,000	695,369

		1,127,836

Hotels, Restaurants & Leisure 0.0%†
OUE Ltd.	64,000	127,012

Marine 0.0%†
Neptune Orient Lines Ltd.*	118,000	105,448

Real Estate Management & Development 0.2%
CapitaLand Ltd.(a)	400,000	964,164
Keppel Land Ltd.	93,000	246,860
United Industrial Corp. Ltd.	14,000	33,009
UOL Group Ltd.	19,000	93,516

		1,337,549

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	45,000	$31,275
Hutchison Port Holdings Trust, Class U	92,000	62,176

		93,451

		3,977,695

SOUTH KOREA 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	3,742	4,876,003

SPAIN 1.5%
Commercial Banks 0.5%
Banco de Sabadell SA	191,088	498,972
Banco Popular Espanol SA*	113,824	687,515
Banco Santander SA	437,053	3,930,200
CaixaBank SA	114,831	598,131

		5,714,818

Electric Utilities 0.3%
Acciona SA (a)	3,299	190,039
Iberdrola SA	452,444	2,887,391

		3,077,430

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA	32,575	173,029

Oil, Gas & Consumable Fuels 0.7%
Repsol SA (a)	286,592	7,231,610

		16,196,887

SWEDEN 3.2%
Commercial Banks 1.3%
Nordea Bank AB	792,699	10,687,802
Skandinaviska Enskilda Banken AB, Class A	246,522	3,256,869

		13,944,671

Communications Equipment 1.0%
Telefonaktiebolaget LM Ericsson, Class A (a)	23,841	276,150
Telefonaktiebolaget LM Ericsson, Class B	800,515	9,773,885

		10,050,035

Diversified Telecommunication Services 0.1%
TeliaSonera AB	95,672	797,943

Household Durables 0.5%
Electrolux AB Series B	189,184	4,943,865
Husqvarna AB, Class A (a)	12,546	74,942
Husqvarna AB, Class B	47,467	285,819

		5,304,626

Household Products 0.2%
Svenska Cellulosa AB SCA, Class A	5,254	161,741
Svenska Cellulosa AB SCA, Class B	59,749	1,840,739

		2,002,480

19

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Metals & Mining 0.1%
Boliden AB	37,181	$570,042
SSAB AB, Class A	11,623	89,289
SSAB AB, Class B	586	3,788

		663,119

Pharmaceuticals 0.0%†
Meda AB, Class A	27,934	354,751

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	3,090	35,095

		33,152,720

SWITZERLAND 6.7%
Beverages 0.1%
Coca-Cola HBC AG, ADR	25,727	750,457

Capital Markets 1.6%
Credit Suisse Group AG REG*	156,858	4,841,168
UBS AG REG*	645,329	12,356,342

		17,197,510

Chemicals 0.1%
Clariant AG REG*	30,545	559,067
Givaudan SA REG*	63	90,126

		649,193

Construction Materials 0.3%
Holcim Ltd. REG*	38,676	2,891,598

Electric Utilities 0.0%†
Alpiq Holding AG REG*	147	20,200

Electrical Equipment 0.0%†
ABB Ltd. REG*	1,489	39,369

Food Products 0.1%
Aryzta AG*	11,373	873,889

Insurance 2.1%
Baloise Holding AG REG	6,242	795,943
Swiss Life Holding AG REG*	3,431	713,304
Swiss Re AG*	175,718	16,199,172
Zurich Insurance Group AG*	14,796	4,291,789

		22,000,208

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	6,426	610,683

Machinery 0.0%†
OC Oerlikon Corp. AG REG*	3,194	47,848
Sulzer AG REG	2,926	472,786

		520,634

Metals & Mining 0.6%
Glencore Xstrata PLC*	1,252,387	6,515,616

Pharmaceuticals 1.5%
Novartis AG REG	126,547	10,142,664
Roche Holding AG	20,766	5,817,102

		15,959,766

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Professional Services 0.1%
Adecco SA REG*	15,794	$1,253,834

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	94,521	758,785

Textiles, Apparel & Luxury Goods 0.0%†
Swatch Group AG (The) — Bearer Shares	197	130,572

		70,172,314

UNITED KINGDOM 17.7%
Beverages 0.5%
SABMiller PLC	92,056	4,738,590

Capital Markets 0.0%†
Investec PLC	69,168	502,352

Commercial Banks 5.8%
Barclays PLC	1,443,761	6,528,518
Barclays PLC, ADR (a)	632,664	11,470,198
HSBC Holdings PLC	1,661,492	18,233,470
HSBC Holdings PLC, ADR	301,340	16,612,874
Lloyds Banking Group PLC, ADR* (a)	76,917	409,198
Lloyds Banking Group PLC*	4,801,878	6,300,967
Royal Bank of Scotland Group PLC, ADR* (a)	123,323	1,397,250

		60,952,475

Energy Equipment & Services 0.1%
Subsea 7 SA	54,451	1,043,874

Food & Staples Retailing 0.1%
J Sainsbury PLC	149,848	906,914
WM Morrison Supermarkets PLC	55,239	239,119

		1,146,033

Hotels, Restaurants & Leisure 0.7%
Carnival plc, ADR	7,218	299,186
Carnival PLC	12,376	512,343
InterContinental Hotels Group PLC	207,297	6,914,676

		7,726,205

Insurance 1.1%
Aviva PLC	250,780	1,876,199
Old Mutual PLC	324,043	1,016,720
Prudential PLC	392,767	8,775,991

		11,668,910

Marine 0.0%†
Stolt-Nielsen Ltd.	4,020	110,837

Media 0.4%
Pearson PLC	203,084	4,527,926

Metals & Mining 1.1%
Anglo American PLC	124,408	2,722,709
Kazakhmys PLC (a)	30,179	109,493
Rio Tinto PLC	151,312	8,550,591

		11,382,793

20

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Multi-Utilities 0.3%
Centrica PLC	473,917	$2,732,902

Oil, Gas & Consumable Fuels 3.2%
BG Group PLC	297,526	6,402,273
BP PLC	782,587	6,342,174
BP PLC, ADR	373,576	18,159,530
Tullow Oil PLC	192,188	2,727,646

		33,631,623

Pharmaceuticals 0.5%
AstraZeneca PLC	91,690	5,439,689

Specialty Retail 0.4%
Kingfisher PLC	731,608	4,670,616

Wireless Telecommunication Services 3.5%
Vodafone Group PLC, ADR	441,340	17,349,075
Vodafone Group PLC	4,969,550	19,566,081

		36,915,156

		187,189,981

UNITED STATES 0.2%
Media 0.2%
Thomson Reuters Corp.	58,800	2,223,578

Metals & Mining 0.0%†
Sims Metal Management Ltd.* (a)	23,132	225,360

		2,448,938

Total Common Stocks (cost $841,773,781)		1,030,858,545

Preferred Stock 0.7%
GERMANY 0.7%
Automobiles 0.7%
Volkswagen AG	25,220	7,097,383

Total Preferred Stock (cost $4,896,560)		7,097,383

Rights 0.0%†

	Number of Rights	Market Value

CANADA 0.0%†
Metals & Mining 0.0%†
Turquoise Hill Resources Ltd., expiring at an exercise price of $2.40 on 01/07/14*	16,250	15,298

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring at an exercise price of 0.506 EUR on 01/09/14* (a)	286,592	195,555

Total Rights (cost $20,629)		210,853

Mutual Fund 1.2%

	Shares	Market Value

Money Market Fund 1.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (b)	12,131,640	$12,131,640

Total Mutual Fund (cost $12,131,640)		12,131,640

Repurchase Agreements 2.8%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $2,000,089, collateralized by U.S. Government Treasury Securities, 0.13%, maturing 04/15/17 - 01/15/23; total market value $2,040,000. (c)	$2,000,000	2,000,000
Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $7,372,238, collateralized by U.S. Government Agency Securities ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $7,519,681. (c)	7,372,236	7,372,236
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $15,000,233, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $15,300,001. (c)	15,000,000	15,000,000
BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $5,000,001, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.75%, maturing 01/30/14 - 06/12/37; total market value $5,100,008. (c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $29,372,236)		29,372,236

Total Investments (cost $888,194,846) (d) — 102.8%		1,079,670,657

Liabilities in excess of other assets — (2.8)%		(29,161,666)

NET ASSETS — 100.0%		$1,050,508,991

21

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $32,580,766, which is collateralized by repurchase agreements with a total value of $29,372,236 and $4,539,008 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.00% and maturity dates ranging from 04/15/14 - 02/15/43, a total value of $33,911,244.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $29,372,236.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation
A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CH	Switzerland

CVA	Dutch Certificate

EUR	EURO

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

NYRS	New York Registry Shares

OYJ	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REG	Registered Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

At December 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	UBS AG	02/07/14	(1,441,605)	$(2,357,312)	$(2,386,653)	$(29,341)
British Pound	Societe Generale	02/07/14	(893,382)	(1,441,723)	(1,479,041)	(37,318)
British Pound	National Australia Bank Ltd.	02/07/14	(1,059,999)	(1,734,236)	(1,754,884)	(20,648)
British Pound	State Street Bank and Trust Co.	02/07/14	(2,552,486)	(4,174,233)	(4,225,776)	(51,543)
British Pound	Goldman Sachs International	02/07/14	(1,454,823)	(2,387,620)	(2,408,536)	(20,916)
Canadian Dollar	TD Bank	02/07/14	(1,582,137)	(1,517,739)	(1,488,113)	29,626
Euro	Westpac Banking Corp.	02/07/14	(12,486,600)	(16,868,361)	(17,177,546)	(309,185)
Euro	Barclays Bank PLC	02/07/14	(1,147,558)	(1,546,299)	(1,578,671)	(32,372)
Euro	Barclays Bank PLC	02/07/14	(2,797,328)	(3,759,049)	(3,848,223)	(89,174)
Hong Kong Dollar	UBS AG	02/07/14	(67,617,858)	(8,723,703)	(8,720,328)	3,375
Hong Kong Dollar	Credit Suisse International	02/07/14	(12,635,608)	(1,630,310)	(1,629,550)	760
Japanese Yen	Barclays Bank PLC	02/07/14	(220,409,248)	(2,185,659)	(2,093,314)	92,345
Japanese Yen	Citibank NA	02/07/14	(213,799,935)	(2,090,820)	(2,030,542)	60,278
Japanese Yen	UBS AG	02/07/14	(319,466,549)	(3,106,944)	(3,034,099)	72,845
Japanese Yen	Westpac Banking Corp.	02/07/14	(922,923,353)	(9,391,423)	(8,765,365)	626,058
Swiss Franc	UBS AG	02/07/14	(1,012,263)	(1,098,423)	(1,135,095)	(36,672)
Swiss Franc	Royal Bank of Canada	02/07/14	(11,709,541)	(12,850,809)	(13,130,429)	(279,620)
Swiss Franc	State Street Bank and Trust Co.	02/07/14	(1,034,791)	(1,152,676)	(1,160,358)	(7,682)

Total Short Contracts				$(78,017,339)	$(78,046,523)	$(29,184)

22

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager International Value Fund (Continued)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Royal Bank of Canada	02/07/14	32,264,610	$30,374,776	$28,741,799	$(1,632,977)
British Pound	UBS AG	02/07/14	650,995	1,067,861	1,077,757	9,896
British Pound	Morgan Stanley Co., Inc.	02/07/14	932,092	1,497,072	1,543,128	46,056
British Pound	Westpac Banking Corp.	02/07/14	843,288	1,343,180	1,396,108	52,928
British Pound	Royal Bank of Canada	02/07/14	7,611,450	12,142,014	12,601,162	459,148
British Pound	HSBC Bank PLC	02/07/14	1,257,335	2,012,396	2,081,585	69,189
Euro	Credit Suisse International	02/07/14	818,279	1,104,678	1,125,688	21,010
Euro	BNP Paribas	02/07/14	1,119,320	1,532,747	1,539,825	7,078
Euro	TD Bank	02/07/14	1,854,808	2,506,309	2,551,619	45,310
Euro	Goldman Sachs International	02/07/14	1,979,807	2,692,724	2,723,578	30,854
Euro	Morgan Stanley Co., Inc.	02/07/14	1,684,399	2,318,373	2,317,192	(1,181)
Euro	Goldman Sachs International	02/07/14	906,594	1,231,086	1,247,182	16,096
Euro	UBS AG	02/07/14	1,072,343	1,457,357	1,475,199	17,842
Euro	Goldman Sachs International	02/07/14	2,178,408	2,959,901	2,996,789	36,888
Euro	UBS AG	02/07/14	1,153,996	1,569,353	1,587,527	18,174
Euro	Commonwealth Bank of Australia	02/07/14	2,372,869	3,265,046	3,264,304	(742)
Euro	State Street Bank and Trust Co.	02/07/14	1,514,253	2,070,271	2,083,125	12,854
Japanese Yen	UBS AG	02/07/14	129,109,259	1,258,604	1,226,201	(32,403)
Japanese Yen	Royal Bank of Canada	02/07/14	108,683,097	1,058,287	1,032,206	(26,081)
Japanese Yen	Credit Suisse International	02/07/14	110,038,539	1,068,638	1,045,079	(23,559)
Norwegian Krone	Societe Generale	02/07/14	12,710,157	2,129,140	2,092,763	(36,377)
Singapore Dollar	Westpac Banking Corp.	02/07/14	10,398,074	8,362,197	8,239,666	(122,531)
Swedish Krona	Royal Bank of Canada	02/07/14	9,655,068	1,482,828	1,500,210	17,382
Swiss Franc	UBS AG	02/07/14	1,468,287	1,610,706	1,646,456	35,750

Total Long Contracts				$88,115,544	$87,136,148	$(979,396)

At December 31, 2013, the Fund’s open forward foreign cross currency contracts were as follows (Note 2):

Counterparty	Delivery Date	Currency Received		Currency Delivered		Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	02/07/14	1,473,436	Australian Dollar	(872,362)	British Pound	$1,444,242	$1,312,559	$(131,683)
Morgan Stanley Co., Inc.	02/07/14	1,156,214	Euro	(966,041)	British Pound	1,599,333	1,590,579	(8,754)
Royal Bank of Scotland	02/07/14	135,215,302	Japanese Yen	(803,032)	British Pound	1,329,463	1,284,193	(45,270)
State Street Bank and Trust Co.	02/07/14	132,699,301	Japanese Yen	(786,742)	British Pound	1,302,493	1,260,297	(42,196)
State Street Bank and Trust Co.	02/07/14	9,652,732	British Pound	(11,606,835)	Euro	15,967,273	15,980,613	13,340
Citibank NA	02/07/14	871,420	British Pound	(1,024,545)	Euro	1,409,444	1,442,683	33,239
Goldman Sachs International	02/07/14	863,770	British Pound	(1,021,772)	Euro	1,405,629	1,430,017	24,388
State Street Bank and Trust Co.	02/07/14	6,041,969	Swiss Franc	(4,913,560)	Euro	6,759,478	6,775,128	15,650
State Street Bank and Trust Co.	02/07/14	1,372,035	Euro	(12,332,091)	Swedish Krona	1,916,168	1,887,479	(28,689)

						$33,133,523	$32,963,548	$(169,975)

The accompanying notes are an integral part of these financial statements.

23

Statement of Assets and Liabilities

December 31, 2013

NVIT Multi- Manager International Value Fund
Assets:
Investments, at value *(cost $858,822,610)	$1,050,298,421
Repurchase agreements, at value and cost	29,372,236

Total Investments	1,079,670,657

Foreign currencies, at value (cost $1,903,116)	1,910,646
Dividends receivable	770,106
Security lending income receivable	41,579
Receivable for investments sold	232,330
Receivable for capital shares issued	522,686
Reclaims receivable	414,853
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,868,359
Prepaid expenses	2,035

Total Assets	1,085,433,251

Liabilities:
Payable for investments purchased	809,622
Payable for capital shares redeemed	957,220
Unrealized depreciation on forward foreign currency contracts (Note 2)	3,046,914
Payable upon return of securities loaned (Note 2)	29,372,236
Accrued expenses and other payables:
Investment advisory fees	611,861
Fund administration fees	28,701
Distribution fees	14,618
Administrative servicing fees	19,467
Accounting and transfer agent fees	6,556
Trustee fees	949
Custodian fees	4,253
Compliance program costs (Note 3)	52
Professional fees	28,095
Printing fees	18,755
Other	4,474

Total Liabilities	34,923,773

Net Assets	$1,050,509,478

Represented by:
Capital	$1,006,714,724
Accumulated undistributed net investment income	16,449,228
Accumulated net realized losses from investments, futures, forward and foreign currency transactions	(162,988,215)
Net unrealized appreciation/(depreciation) from investments	191,475,811
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(1,178,555)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	36,485

Net Assets	$1,050,509,478

*	Includes value of securities on loan of $32,580,766 (Note 2).

24

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Multi- Manager International Value Fund
Net Assets:
Class I Shares	$1,722,688
Class II Shares	519,990
Class III Shares	41,390,652
Class IV Shares	15,058,439
Class VI Shares	70,595,774
Class Y Shares	921,221,935

Total	$1,050,509,478

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	148,403
Class II Shares	45,015
Class III Shares	3,578,858
Class IV Shares	1,297,048
Class VI Shares	6,152,970
Class Y Shares	79,411,643

Total	90,633,937

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.61
Class II Shares	$11.55
Class III Shares	$11.57
Class IV Shares	$11.61
Class VI Shares	$11.47
Class Y Shares	$11.60

The accompanying notes are an integral part of these financial statements.

25

Statement of Operations

For the Year Ended December 31, 2013

NVIT Multi- Manager International Value Fund
INVESTMENT INCOME:
Dividend income	$29,111,836
Income from securities lending (Note 2)	904,575
Foreign tax withholding	(2,178,757)

Total Income	27,837,654

EXPENSES:
Investment advisory fees	6,834,980
Fund administration fees	316,440
Distribution fees Class II Shares	1,273
Distribution fees Class VI Shares	163,119
Administrative servicing fees Class I Shares	1,424
Administrative servicing fees Class II Shares	764
Administrative servicing fees Class III Shares	58,249
Administrative servicing fees Class IV Shares	21,681
Administrative servicing fees Class VI Shares	97,872
Professional fees	97,140
Printing fees	29,697
Trustee fees	33,140
Custodian fees	37,005
Accounting and transfer agent fees	41,252
Compliance program costs (Note 3)	3,212
Other	22,487

Total expenses before earnings credit and fees waived	7,759,735

Earnings credit (Note 5)	(167)
Investment advisory fees waived (Note 3)	(151,644)

Net Expenses	7,607,924

NET INVESTMENT INCOME	20,229,730

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	51,230,724
Net realized losses from futures transactions (Note 2)	(441,190)
Net realized losses from forward and foreign currency transactions (Note 2)	(730,751)

Net realized gains from investments, futures, forward and foreign currency transactions	50,058,783

Net change in unrealized appreciation/(depreciation) from investments	119,381,576
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(1,889,893)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	10,628

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	117,502,311

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	167,561,094

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$187,790,824

The accompanying notes are an integral part of these financial statements.

26

Statements of Changes in Net Assets

	NVIT Multi-Manager International Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$20,229,730	$24,189,069
Net realized gains/(losses) from investments, futures, forward and foreign currency transactions	50,058,783	(38,059,528)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	117,502,311	143,090,910

Change in net assets resulting from operations	187,790,824	129,220,451

Distributions to Shareholders From:
Net investment income:
Class I	(19,861)	(3,086)
Class II	(10,869)	(615)
Class III	(874,358)	(144,004)
Class IV	(319,771)	(52,445)
Class VI	(1,510,612)	(94,000)
Class Y	(20,173,288)	(3,897,592)

Change in net assets from shareholder distributions	(22,908,759)	(4,191,742)

Change in net assets from capital transactions	14,081,187	39,052,004

Change in net assets	178,963,252	164,080,713

Net Assets:
Beginning of year	871,546,226	707,465,513

End of year	$1,050,509,478	$871,546,226

Accumulated undistributed net investment income at end of year	$16,449,228	$19,858,679

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,105,135	$372
Dividends reinvested	19,861	3,086
Cost of shares redeemed	(383,507)	(68,715)

Total Class I Shares	741,489	(65,257)

Class II Shares
Proceeds from shares issued	371	23
Dividends reinvested	10,869	615
Cost of shares redeemed	(96,792)	(128,895)

Total Class II Shares	(85,552)	(128,257)

Class III Shares
Proceeds from shares issued	2,106,300	3,839,846
Dividends reinvested	874,358	144,004
Cost of shares redeemed	(5,924,382)	(8,810,813)

Total Class III Shares	(2,943,724)	(4,826,963)

Class IV Shares
Proceeds from shares issued	124,930	90,371
Dividends reinvested	319,771	52,445
Cost of shares redeemed	(2,345,260)	(3,729,514)

Total Class IV Shares	(1,900,559)	(3,586,698)

27

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager International Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$7,313,503	$7,752,924
Dividends reinvested	1,510,612	94,000
Cost of shares redeemed	(11,863,052)	(8,667,211)

Total Class VI Shares	(3,038,937)	(820,287)

Class Y Shares
Proceeds from shares issued	66,969,276	99,680,513
Dividends reinvested	20,173,288	3,897,592
Cost of shares redeemed	(65,834,094)	(55,098,639)

Total Class Y Shares	21,308,470	48,479,466

Change in net assets from capital transactions	$14,081,187	$39,052,004

SHARE TRANSACTIONS:
Class I Shares
Issued	97,074	39
Reinvested	1,798	323
Redeemed	(34,699)	(7,786)

Total Class I Shares	64,173	(7,424)

Class II Shares
Issued	37	2
Reinvested	989	65
Redeemed	(9,310)	(14,132)

Total Class II Shares	(8,284)	(14,065)

Class III Shares
Issued	198,928	434,774
Reinvested	79,487	15,127
Redeemed	(564,065)	(996,605)

Total Class III Shares	(285,650)	(546,704)

Class IV Shares
Issued	11,966	10,016
Reinvested	28,965	5,491
Redeemed	(224,724)	(418,875)

Total Class IV Shares	(183,793)	(403,368)

Class VI Shares
Issued	715,185	870,065
Reinvested	138,334	9,936
Redeemed	(1,139,475)	(996,603)

Total Class VI Shares	(285,956)	(116,602)

Class Y Shares
Issued	6,396,282	11,348,827
Reinvested	1,825,896	408,552
Redeemed	(6,188,487)	(6,059,537)

Total Class Y Shares	2,033,691	5,697,842

Total change in shares	1,334,181	4,609,679

The accompanying notes are an integral part of these financial statements.

28

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$9.78	0.20	1.88	2.08	(0.25)	(0.25)	–	$11.61	21.41%		$1,722,688	0.92%	1.90%	0.94%	35.44%
Year Ended December 31, 2012 (c)	$8.37	0.27	1.18	1.45	(0.04)	(0.04)	–	$9.78	17.29%		$823,811	0.93%	2.97%	0.95%	68.36%
Year Ended December 31, 2011 (c)	$10.18	0.25	(1.87)	(1.62)	(0.19)	(0.19)	–	$8.37	(16.24%	)	$767,343	0.94%	2.56%	0.95%	53.15%
Year Ended December 31, 2010 (c)	$9.83	0.17	0.40	0.57	(0.22)	(0.22)	–	$10.18	6.19%		$1,162,118	0.99%	1.74%	0.99%	51.74%
Year Ended December 31, 2009 (c)	$7.73	0.20	2.08	2.28	(0.18)	(0.18)	–	$9.83	29.86%		$1,395,791	1.03%	2.37%	1.03%	103.22%

Class II Shares
Year Ended December 31, 2013 (c)	$9.75	0.19	1.85	2.04	(0.24)	(0.24)	–	$11.55	21.05%		$519,990	1.17%	1.83%	1.19%	35.44%
Year Ended December 31, 2012 (c)	$8.34	0.24	1.18	1.42	(0.01)	(0.01)	–	$9.75	17.05%		$519,568	1.18%	2.70%	1.20%	68.36%
Year Ended December 31, 2011 (c)	$10.13	0.23	(1.86)	(1.63)	(0.16)	(0.16)	–	$8.34	(16.41%	)	$562,055	1.19%	2.32%	1.20%	53.15%
Year Ended December 31, 2010 (c)	$9.79	0.14	0.40	0.54	(0.20)	(0.20)	–	$10.13	5.89%		$884,879	1.24%	1.52%	1.24%	51.74%
Year Ended December 31, 2009 (c)	$7.70	0.18	2.07	2.25	(0.16)	(0.16)	–	$9.79	29.51%		$1,035,457	1.28%	2.16%	1.28%	103.22%

Class III Shares
Year Ended December 31, 2013 (c)	$9.74	0.22	1.85	2.07	(0.24)	(0.24)	–	$11.57	21.42%		$41,390,652	0.92%	2.06%	0.94%	35.44%
Year Ended December 31, 2012 (c)	$8.34	0.27	1.17	1.44	(0.04)	(0.04)	–	$9.74	17.24%		$37,634,437	0.93%	2.98%	0.95%	68.36%
Year Ended December 31, 2011 (c)	$10.14	0.25	(1.86)	(1.61)	(0.19)	(0.19)	–	$8.34	(16.11%	)	$36,772,087	0.94%	2.55%	0.95%	53.15%
Year Ended December 31, 2010 (c)	$9.79	0.16	0.41	0.57	(0.22)	(0.22)	–	$10.14	6.11%		$49,781,801	0.99%	1.74%	0.99%	51.74%
Year Ended December 31, 2009 (c)	$7.70	0.20	2.07	2.27	(0.18)	(0.18)	–	$9.79	29.84%		$54,613,978	1.03%	2.42%	1.03%	103.22%

Class IV Shares
Year Ended December 31, 2013 (c)	$9.77	0.22	1.86	2.08	(0.24)	(0.24)	–	$11.61	21.45%		$15,058,439	0.92%	2.07%	0.94%	35.44%
Year Ended December 31, 2012 (c)	$8.37	0.27	1.17	1.44	(0.04)	(0.04)	–	$9.77	17.16%		$14,474,909	0.93%	3.00%	0.95%	68.36%
Year Ended December 31, 2011 (c)	$10.17	0.25	(1.86)	(1.61)	(0.19)	(0.19)	–	$8.37	(16.16%	)	$15,762,492	0.94%	2.55%	0.95%	53.15%
Year Ended December 31, 2010 (c)	$9.82	0.17	0.40	0.57	(0.22)	(0.22)	–	$10.17	6.19%		$23,937,112	0.99%	1.77%	0.99%	51.74%
Year Ended December 31, 2009 (c)	$7.72	0.20	2.08	2.28	(0.18)	(0.18)	–	$9.82	29.89%		$26,722,773	1.03%	2.40%	1.03%	103.22%

Class VI Shares
Year Ended December 31, 2013 (c)	$9.68	0.19	1.84	2.03	(0.24)	(0.24)	–	$11.47	21.10%		$70,595,774	1.17%	1.83%	1.19%	35.44%
Year Ended December 31, 2012 (c)	$8.29	0.24	1.16	1.40	(0.01)	(0.01)	–	$9.68	16.95%		$62,350,714	1.18%	2.72%	1.20%	68.36%
Year Ended December 31, 2011 (c)	$10.08	0.22	(1.84)	(1.62)	(0.17)	(0.17)	–	$8.29	(16.40%	)	$54,349,211	1.19%	2.25%	1.20%	53.15%
Year Ended December 31, 2010 (c)	$9.75	0.14	0.40	0.54	(0.21)	(0.21)	–	$10.08	5.85%		$59,211,692	1.23%	1.45%	1.23%	51.74%
Year Ended December 31, 2009 (c)	$7.67	0.21	2.03	2.24	(0.16)	(0.16)	–	$9.75	29.49%		$46,170,735	1.29%	2.78%	1.29%	103.22%

Class Y Shares
Year Ended December 31, 2013 (c)	$9.77	0.23	1.86	2.09	(0.26)	(0.26)	–	$11.60	21.53%		$921,221,935	0.77%	2.18%	0.79%	35.44%
Year Ended December 31, 2012 (c)	$8.36	0.28	1.18	1.46	(0.05)	(0.05)	–	$9.77	17.49%		$755,742,787	0.78%	3.08%	0.80%	68.36%
Year Ended December 31, 2011 (c)	$10.17	0.24	(1.85)	(1.61)	(0.20)	(0.20)	–	$8.36	(16.10%	)	$599,252,325	0.80%	2.55%	0.81%	53.15%
Year Ended December 31, 2010 (c)	$9.82	0.17	0.41	0.58	(0.23)	(0.23)	–	$10.17	6.32%		$385,213,318	0.83%	1.75%	0.83%	51.74%
Year Ended December 31, 2009 (c)	$7.72	0.20	2.09	2.29	(0.19)	(0.19)	–	$9.82	30.09%		$161,542,762	0.87%	2.38%	0.87%	103.22%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

29

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets
—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

30

Notes to Financial Statements (Continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

31

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$6,487,241	$—	$6,487,241
Air Freight & Logistics	—	5,166,832	—	5,166,832
Airlines	—	1,858,089	—	1,858,089
Auto Components	1,664,527	7,675,322	—	9,339,849
Automobiles	—	48,367,338	—	48,367,338
Beverages	750,457	8,019,241	—	8,769,698
Building Products	—	15,088,028	—	15,088,028
Capital Markets	9,455	32,754,745	—	32,764,200
Chemicals	824,235	31,568,809	—	32,393,044
Commercial Banks	33,480,625	163,389,034	—	196,869,659
Commercial Services & Supplies	—	1,430,873	—	1,430,873
Communications Equipment	347,054	12,167,092	—	12,514,146
Computers & Peripherals	—	778,736	—	778,736
Construction & Engineering	—	3,060,421	—	3,060,421
Construction Materials	—	13,865,344	—	13,865,344
Containers & Packaging	—	553,092	—	553,092
Distributors	—	106,067	—	106,067
Diversified Financial Services	—	23,464,728	—	23,464,728
Diversified Telecommunication Services	50,780	32,944,136	—	32,994,916
Electric Utilities	2,723,213	9,666,035	—	12,389,248
Electrical Equipment	—	13,702,305	—	13,702,305
Electronic Equipment, Instruments & Components	—	15,130,458	—	15,130,458
Energy Equipment & Services	554,425	1,404,855	—	1,959,280
Food & Staples Retailing	765,490	25,049,315	—	25,814,805
Food Products	—	4,270,420	—	4,270,420
Health Care Providers & Services	—	1,429,699	—	1,429,699
Hotels, Restaurants & Leisure	299,186	15,145,075	—	15,444,261
Household Durables	—	9,786,049	—	9,786,049
Household Products	—	2,002,480	—	2,002,480
Independent Power Producers & Energy Traders	226,987	173,029	—	400,016
Industrial Conglomerates	225,702	12,123,433	—	12,349,135
Information Technology Services	—	2,225,295	—	2,225,295
Insurance	8,072,973	78,452,389	—	86,525,362
Leisure Equipment & Products	—	619,189	—	619,189
Life Sciences Tools & Services	—	610,683	—	610,683
Machinery	—	7,248,207	—	7,248,207
Marine	—	5,832,678	—	5,832,678
Media	2,223,578	10,541,790	—	12,765,368
Metals & Mining	13,122,605	31,070,428	—	44,193,033
Multiline Retail	1,020,891	2,127,305	—	3,148,196
Multi-Utilities	—	21,426,766	—	21,426,766
Office Electronics	—	5,202,591	—	5,202,591
Oil, Gas & Consumable Fuels	52,776,437	62,281,923	—	115,058,360
Paper & Forest Products	—	10,075,019	—	10,075,019
Personal Products	—	57,137	—	57,137
Pharmaceuticals	—	37,221,422	—	37,221,422
Professional Services	—	1,253,834	—	1,253,834
Real Estate Management & Development	—	24,833,573	—	24,833,573

32

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Road & Rail	$—	$8,371,364	$—	$8,371,364
Semiconductors & Semiconductor Equipment	—	8,943,291	—	8,943,291
Specialty Retail	—	5,441,420	—	5,441,420
Textiles, Apparel & Luxury Goods	—	273,116	—	273,116
Thrifts & Mortgage Finance	179,314	—	—	179,314
Tobacco	—	6,292,996	—	6,292,996
Trading Companies & Distributors	—	16,174,316	—	16,174,316
Transportation Infrastructure	31,275	723,138	—	754,413
Wireless Telecommunication Services	17,349,075	28,232,070	—	45,581,145
Total Common Stocks	$136,698,284	$894,160,261	$—	$1,030,858,545
Forward Foreign Currency Contracts	—	1,868,359	—	1,868,359
Mutual Fund	12,131,640	—	—	12,131,640
Preferred Stock	—	7,097,383	—	7,097,383
Repurchase Agreements	—	29,372,236	—	29,372,236
Rights	15,298	195,555	—	210,853
Total Assets	$148,845,222	$932,693,794	$—	$1,081,539,016
Liabilities:
Forward Foreign Currency Contracts	—	(3,046,914)	—	(3,046,914)
Total Liabilities	$—	$(3,046,914)	$—	$(3,046,914)
Total	$148,845,222	$929,646,880	$—	$1,078,492,102

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During	the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties,

33

Notes to Financial Statements (Continued)

December 31, 2013

at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At December 31, 2013, the Fund had no open futures contracts.

34

Notes to Financial Statements (Continued)

December 31, 2013

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$1,868,359

Total		$1,868,359

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(3,046,914)

Total		$(3,046,914)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(441,190)

Forward Foreign Currency Contracts
Currency risk	(590,963)

Total	$(1,032,153)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(1,889,893)

Total	$(1,889,893)

Information about forward foreign currency contracts reflected as of the date of this report is generally indicative of the type and volume of forward foreign currency contract activity for the Fund during the year ended December 31, 2013. During June 2013, the Fund held futures contracts with an average notional balance of $7,018,702. For the remainder of the year ended December 31, 2013, the Fund had no investments in futures contracts.

(e)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

35

Notes to Financial Statements (Continued)

December 31, 2013

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (forward foreign currency contracts). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty is reported separately on the Statement of Assets and Liabilities as deposits with broker for futures contracts and due to broker for futures contracts, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of December 31, 2013:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$1,868,359	$—	$1,868,359
Total	$1,868,359	$—	$1,868,359

Amounts designated as “—” are zero.

36

Notes to Financial Statements (Continued)

December 31, 2013

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$92,345	$(92,345)	$—	$—
BNP Paribas	7,078	—	—	7,078
Citibank NA	93,517	—	—	93,517
Credit Suisse International	21,770	(21,770)	—	—
Goldman Sachs International	108,226	(20,916)	—	87,310
HSBC Bank PLC	69,189	—	—	69,189
Morgan Stanley Co., Inc.	46,056	(9,935)	—	36,121
Royal Bank of Canada	476,530	(476,530)	—	—
State Street Bank and Trust Co.	41,844	(41,844)	—	—
TD Bank	74,936	—	—	74,936
UBS AG	157,882	(98,416)	—	59,466
Westpac Banking Corp.	678,986	(431,716)	—	247,270
Total	$1,868,359	$(1,193,472)	$—	$674,887

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(3,046,914)	$—	$(3,046,914)
Total	$(3,046,914)	$—	$(3,046,914)

Amounts designated as “—” are zero.

37

Notes to Financial Statements (Continued)

December 31, 2013

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(121,546)	$92,345	$—	$(29,201)
Commonwealth Bank of Australia	(742)	—	—	(742)
Credit Suisse International	(155,242)	21,770	—	(133,472)
Goldman Sachs International	(20,916)	20,916	—	—
National Australia Bank Ltd.	(20,648)	—	—	(20,648)
Morgan Stanley Co., Inc.	(9,935)	9,935	—	—
Royal Bank of Canada	(1,938,678)	476,530	—	(1,462,148)
Royal Bank of Scotland	(45,270)	—	—	(45,270)
Societe Generale	(73,695)	—	—	(73,695)
State Street Bank and Trust Co.	(130,110)	41,844	—	(88,266)
UBS AG	(98,416)	98,416	—	—
Westpac Banking Corp.	(431,716)	431,716	—	—
Total	$(3,046,914)	$1,193,472	$—	$(1,853,442)

Amounts designated as “—” are zero.

(f)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense,

38

Notes to Financial Statements (Continued)

December 31, 2013

or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(g)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, the repos on a gross basis were as follows:

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17 – 01/15/23; total market value $306,000,063.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% - 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% - 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a

39

Notes to Financial Statements (Continued)

December 31, 2013

foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales, and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Losses from Investments, Futures, Forward and Foreign Currency Transactions
$(469,741)	$(730,422)	$1,200,163

(j)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

40

Notes to Financial Statements (Continued)

December 31, 2013

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
JPMorgan Investment Management Inc.
Dimensional Fund Advisors LP

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $500 million	0.75%
$500 million up to $2 billion	0.70%
$2 billion and more	0.65%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $151,644, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $316,440 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

41

Notes to Financial Statements (Continued)

December 31, 2013

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $3,212.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class II and Class VI shares of the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2013, NFS earned $179,990 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $5,599 and $13,977, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

42

Notes to Financial Statements (Continued)

December 31, 2013

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $335,328,942 and sales of $327,453,309 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $9,217 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$22,908,759	$—	$22,908,759	$—	$22,908,759

Amounts designated as “—” are zero or have been rounded to zero.

43

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,191,742	$—	$4,191,742	$—	$4,191,742

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings (Deficit)
$19,284,360	$—	$19,284,360	$(152,247,861)	$176,758,255	$43,794,754

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$902,830,566	$216,118,363	$(39,278,272)	$176,840,091

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$38,857,217	2016
113,252,556	2017
138,088	2018

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $48,116,470 to offset capital gains.

During the year ended December 31, 2013, the Fund had $469,741 in capital loss carryforwards that expired, and are no longer eligible to offset future capital gains.

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class III shares will be converted to Class I shares and existing Class VI shares will be converted to Class II shares. Class III shares and Class VI shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

44

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Multi-Manager International Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager International Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers, and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

45

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $29,113,342 or $0.3212 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $1,040,505 or $0.0115 per outstanding share.

46

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and
Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

47

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

48

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

49

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

50

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

51

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

52

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

53

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

54

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

55

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

56

Annual Report

December 31, 2013

NVIT Multi-Manager Large Cap Growth Fund

AR-MM-LCG 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, smallcapitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Multi-Manager Large Cap Growth Fund

For the annual period ended December 31, 2013, the NVIT Multi-Manager Large Cap Growth Fund (Class Y) returned 34.95% versus 33.48% for its benchmark, the Russell 1000® Growth Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Growth Funds (consisting of 237 funds as of December 31, 2013) was 34.39% for the same time period.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by Massachusetts Financial Services Company, Pyramis Global Advisors, LLC and Winslow Capital Management, LLC.

The following commentary is provided by Massachusetts Financial Services Company

Portfolio Manager:

Matthew W. Krummell

At the beginning of the reporting period, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last-minute political agreement averted the worst-case scenario and markets gravitated toward risk assets again, though the implementation of the U.S. budget sequester, combined with concerns surrounding the Italian election results, was a source of uncertainty that lingered throughout the first half of the reporting period.

The more dominant features of the first few months of 2013 included a marked improvement in market sentiment as global macroeconomic indicators improved, monetary easing by the

Bank of Japan accelerated, and fears of fiscal austerity in the U.S. waned. In the middle of the reporting period, concerns that the U.S. Federal Reserve would begin tapering (gradually reducing) its quantitative easing (QE) program caused sovereign bond yields to spike, credit spreads to widen and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals.

Toward the end of the reporting period, the Fed’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over U.S. fiscal policy, which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to reopen, and subsequent economic data reflected moderate but resilient U.S. growth. Also well-received was the decision by the European central bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in U.S. monetary policy as a result of the nomination of Janet Yellen as the new Fed Chair for a term beginning in early 2014.

Contributors to performance

Stock selection in the health-care sector contributed to the portfolio’s performance relative to the Russell 1000 Growth Index. Holdings of biopharmaceutical companies Celgene and Gilead Sciences, health-care company Endo Health and medical device company Thermo Fisher Scientific(a) bolstered relative sleeve performance for the reporting period.

Security selection in the leisure sector also bolstered relative sleeve results. The timing of the sleeve’s ownership in shares of ratings agency Moody’s positively affected relative sleeve returns as the stock outperformed the benchmark.

Individual stocks in other sectors that contributed to relative sleeve returns during the reporting

5

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Growth Fund

period included strong-performing consumer goods company Hanesbrands, online travel company Priceline.com and information technology company Western Digital. In addition, the portfolio’s overweight position in global security and aerospace company Lockheed Martin and underweight position in poor-performing technology company IBM helped relative sleeve results during the reporting period.

Detractors from performance

Individual stocks that detracted from relative sleeve performance included apparel company Abercrombie & Fitch(b). In addition, sleeve holdings in mobile operating system company Aruba Networks(a)(b), semiconductor firm Altera, telecommunications company American Tower, IT company Solarwinds(b), systems management firm Symantec and energy equipment parts manufacturer Cameron International detracted from sleeve performance. Not holding stand-out-performing airline manufacturer Boeing and global payments technology company MasterCard also dampened sleeve performance, as both index constituents outperformed the broader market during the reporting period.

The sleeve’s cash and/or cash equivalents position, albeit negligible, during the reporting period was another detractor from relative sleeve performance. Under normal market conditions, the sleeve strives to be fully invested and generally holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the sleeve’s benchmark, holding cash hurt sleeve performance versus the benchmark, which has no cash position.

(a)	Security is not a benchmark constituent.
(b)	Security was not held in the portfolio at period end.

The following commentary is provided by Pyramis Global Advisors, LLC

Portfolio Managers:

Stephen Balter, CFA and Christopher Galizio, CFA

U.S. equities continued their rally through the period, and posted strong returns for the calendar year, as the record-setting S&P 500® Index rose more than in any year since 1997. Nearly all major style and capitalization categories experienced impressive gains. Large-capitalization stocks outperformed for the quarter; however, small- and mid-cap stocks were the winners for the full year. Growth stocks slightly edged out value stocks for the year.

Monetary policy and the Fed’s quantitative easing program were again uppermost in investors’ minds for most of 2013, and the fourth quarter was no exception, as investors remained preoccupied with understanding the timing of the “taper” of the Fed’s bond buying. During the quarter, the Fed tempered market expectations and reiterated its commitment not to begin the taper until the economy is on stable footing. This helped to bolster equity markets and spur the rally during the fourth quarter. On the economic front, the economy continued to show modestly positive growth, and there were some signs of improvement with the third-quarter gross domestic product (GDP) being revised upward to 4% in December. The fiscal and political environment also stabilized toward the end of the year following a two-week government shutdown in October, as Congress reached a budget deal that provided some certainty on fiscal matters for the near term.

From a fundamental perspective, equities remained on solid footing. Price-to-earnings ratios rose in 2013, as the market posted strong gains. Current valuations remain only slightly above their long-term average, however, and while most stock indexes are above all-time highs, the market’s valuation has actually compressed since its 2001 peak. Companies continue to deliver positive earnings growth, on average, as U.S. companies benefit from a shift in relative pricing power, and margins continue to be boosted by cyclical productivity gains amid low borrowing rates and increased efficiencies.

For the 12-month period, the portfolio underperformed the benchmark. The sleeve’s investments in information technology and energy were among the largest sector detractors

6

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Growth Fund

from relative sleeve performance, while the sleeve’s investments in the financials and health-care sectors contributed to relative sleeve performance during the reporting period.

In the information technology sector, the sleeve’s overweight in chipmaker Broadcom and underweight in social media company Facebook were among the largest detractors from sleeve performance. Despite announcing solid quarterly results, Broadcom declined as the company’s revenue showed signs of weakness and it announced disappointing margin and earnings guidance. Facebook shares rose sharply on the heels of the company’s better-than-expected second-quarter earnings, which were driven by increased mobile advertising revenue. In the energy sector, the sleeve’s overweight in oil and gas exploration and production (E&P) company Apache detracted from relative sleeve performance. Apache shares rose modestly but underperformed the sleeve’s benchmark index by a wide margin as the company announced mixed second-quarter earnings due to slightly lower-than-expected production results. Apache has begun to divest its offshore assets as the company focuses on growth from its U.S. onshore assets.

In the financials sector, the sleeve’s overweight in brokerage and financial services provider Charles Schwab was among the largest contributors to sleeve performance. Schwab shares rose, driven largely by a rise in interest rates during the reporting period, which benefits the company’s net interest margins. In the health-care sector, the sleeve’s overweight in drugmaker Gilead Sciences was the largest contributor to sleeve performance. Gilead shares rose as the company posted solid quarterly earnings, driven by strong sales of its flagship HIV drugs. News that Gilead’s hepatitis C drug, Sovaldi, had been approved for use in the U.S. and the European Union also helped push the stock higher.

Outlook

While the economic recovery has been slow, we believe that it is now gaining traction, and we expect to see a more normalized growth environment in the future. While we continue to see credible value in the market, particularly among cyclicals, some areas now look more fully valued, including higher-yielding securities. Against this backdrop, we have moved to a more balanced view and have positioned the sleeve accordingly. As always, we continue to seek investment opportunities in which future free cash flow growth is underappreciated by the market.

The following commentary is provided by Winslow Capital Management, LLC

Portfolio Managers:

Patrick M. Burton; Justin H. Kelly, CFA; and

R. Bartlett Wear, CFA

Calendar year 2013 was one of many records. The S&P 500 Index surpassed its previous highest level in 2007, outperforming the Barclays U.S. Aggregate Bond Index by 34%, the MSCI EAFE® Index by nearly 10% and the MSCI Emerging Markets® Index by 35%. The year was also one of the most gratifying for our firm. The sleeve performed exceptionally well and was driven by strong contributions from every member of our investment team. This year’s outsized returns were largely driven by the continued decline in risk premiums, which had been elevated post the 2008 financial crisis. At 15x forward consensus earnings estimates, however, valuations are not extended, particularly as the U.S. economy has begun to accelerate.

The consumer discretionary sector was the strongest positive sector contributor relative to the Russell 1000 Growth Index. The sector’s average overweight contributed modestly, but strong stock selections drove the outperformance. The health-care sector was the next-strongest relative performer, with a contributing overweight as well, but also driven by stock selections. The consumer staples sector was the third-best relative performer with contributing stock selections, but mostly driven by a long-term underweight.

The industrials sector made the weakest relative contribution to performance versus the index, driven by stock selection. The financials sector also underperformed, mostly driven by a slight

7

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Growth Fund

overweight. A very slight average underweight in the third-worst relative-performing energy sector detracted somewhat, but balanced with strong selections, the sector outperformed the index.

The Fund is subject to the risks of investing in equity securities. The Fund is also subject to the risks associated with investing in foreign securities. Growth funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Fund Overview	NVIT Multi-Manager Large Cap Growth Fund

Objective

The Fund seeks long-term capital growth.

Highlights

•	The Fund (Class Y) returned 34.95%, outperforming the benchmark by 1.47% and the Lipper peer group by 0.56%.

•	For Massachusetts Financial Services Company, stock selection in the health-care sector contributed to the Fund’s performance during the reporting period.

•

For Pyramis Global Advisors, stock selection holdings in the information technology, financials, and health-care sectors as well as negative stock selection in the energy and consumer discretionary sectors hurt relative Fund performance as select holdings were among the key detractors during the reporting period.

•

For Winslow, the consumer discretionary sector was the strongest positive sector contributor to Fund returns, while the industrials sector made the weakest relative contribution to Fund performance versus the Fund’s benchmark index, driven by stock selection.

Asset Allocation†

Common Stocks	99.5%
Repurchase Agreements	0.9%
Mutual Fund	0.7%
Liabilities in excess of other assets	(1.1%)
100.0%

Top Industries††

Internet Software & Services	8.9%
Biotechnology	6.4%
Software	5.2%
Computers & Peripherals	4.9%
Information Technology Services	4.9%
Specialty Retail	4.9%
Media	4.8%
Aerospace & Defense	4.0%
Chemicals	3.5%
Hotels, Restaurants & Leisure	3.5%
Other Industries*	49.0%
100.0%

Top Holdings††

Google, Inc., Class A	5.1%
Apple, Inc.	4.4%
Gilead Sciences, Inc.	2.8%
QUALCOMM, Inc.	2.0%
Visa, Inc., Class A	1.8%
United Technologies Corp.	1.8%
Philip Morris International, Inc.	1.7%
Oracle Corp.	1.7%
priceline.com, Inc.	1.7%
Celgene Corp.	1.6%
Other Holdings*	75.4%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

9

Fund Performance	NVIT Multi-Manager Large Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	34.74%	17.94%	7.80%
Class II	34.41%	17.65%	7.56%
Class Y	34.95%	18.15%	7.97%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio*
Class I	0.85%
Class II	1.10%
Class Y	0.70%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

10

Fund Performance (con’t.)	NVIT Multi-Manager Large Cap Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Large Cap Growth Fund since inception through 12/31/13 versus performance of the Russell 1000® Growth Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

11

Shareholder Expense Example	NVIT Multi-Manager Large Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Large Cap Growth Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,210.70	4.46	0.80
	Hypothetical	[a,b]	1,000.00	1,021.17	4.08	0.80
Class II Shares	Actual	[a]	1,000.00	1,209.30	5.85	1.05
	Hypothetical	[a,b]	1,000.00	1,019.91	5.35	1.05
Class Y Shares	Actual	[a]	1,000.00	1,211.80	3.62	0.65
	Hypothetical	[a,b]	1,000.00	1,021.93	3.31	0.65

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

12

Statement of Investments

December 31, 2013

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 99.5%

	Shares	Market Value

Aerospace & Defense 4.1%
Honeywell International, Inc. (a)	121,420	$11,094,146
Lockheed Martin Corp.	53,320	7,926,551
Precision Castparts Corp.	35,600	9,587,080
Spirit AeroSystems Holdings, Inc., Class A*	91,150	3,106,392
Triumph Group, Inc.	38,830	2,953,798
United Technologies Corp.	248,350	28,262,230

		62,930,197

Air Freight & Logistics 2.0%
FedEx Corp.	65,320	9,391,056
United Parcel Service, Inc., Class B	202,330	21,260,837

		30,651,893

Airlines 0.2%
Delta Air Lines, Inc.	129,800	3,565,606

Auto Components 1.0%
BorgWarner, Inc.	113,500	6,345,785
Delphi Automotive PLC	42,690	2,566,950
TRW Automotive Holdings Corp.*	93,860	6,982,245

		15,894,980

Automobiles 0.7%
General Motors Co.*	282,980	11,565,393

Beverages 1.7%
Coca-Cola Co. (The)	96,210	3,974,435
Coca-Cola Enterprises, Inc.	64,130	2,830,057
PepsiCo, Inc.	236,430	19,609,504

		26,413,996

Biotechnology 6.5%
Alexion Pharmaceuticals, Inc.*	52,900	7,038,874
Amgen, Inc.	87,700	10,011,832
Biogen Idec, Inc.*	51,828	14,498,883
Celgene Corp.*	150,017	25,346,872
Gilead Sciences, Inc.*	572,620	43,032,393

		99,928,854

Capital Markets 1.6%
BlackRock, Inc.	30,385	9,615,941
Charles Schwab Corp. (The)	147,900	3,845,400
Goldman Sachs Group, Inc. (The)	20,049	3,553,886
Morgan Stanley	242,300	7,598,528

		24,613,755

Chemicals 3.6%
Ashland, Inc.	154,370	14,980,065
CF Industries Holdings, Inc.	22,827	5,319,604
Ecolab, Inc.	53,700	5,599,299
LyondellBasell Industries NV, Class A	84,670	6,797,308

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
Monsanto Co.	141,292	$16,467,582
PPG Industries, Inc.	31,655	6,003,687

		55,167,545

Communications Equipment 2.5%
Cisco Systems, Inc.	302,860	6,799,207
QUALCOMM, Inc.	425,470	31,591,148

		38,390,355

Computers & Peripherals 5.0%
Apple, Inc.	120,813	67,789,383
NCR Corp.* (a)	125,620	4,278,617
Western Digital Corp.	51,000	4,278,900

		76,346,900

Consumer Finance 1.6%
American Express Co.	73,500	6,668,655
Capital One Financial Corp.	168,850	12,935,599
Discover Financial Services	102,290	5,723,125

		25,327,379

Containers & Packaging 0.3%
Packaging Corp. of America	72,430	4,583,370

Diversified Financial Services 1.8%
CME Group, Inc.	21,750	1,706,505
IntercontinentalExchange Group, Inc.	1,928	433,646
JPMorgan Chase & Co.	342,990	20,058,055
Moody’s Corp.	65,310	5,124,876

		27,323,082

Diversified Telecommunication Services 0.6%
Frontier Communications Corp. (a)	814,480	3,787,332
Verizon Communications, Inc.	111,310	5,469,773

		9,257,105

Electrical Equipment 0.5%
Eaton Corp. PLC	56,620	4,309,915
Roper Industries, Inc.	23,827	3,304,328

		7,614,243

Energy Equipment & Services 1.5%
Cameron International Corp.*	150,370	8,951,526
Schlumberger Ltd.	149,200	13,444,412

		22,395,938

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	38,800	4,617,588
CVS Caremark Corp.	339,100	24,269,387

13

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing (continued)
Kroger Co. (The)	152,570	$6,031,092
Rite Aid Corp.*	385,960	1,952,958

		36,871,025

Food Products 2.0%
Archer-Daniels-Midland Co.	87,740	3,807,916
General Mills, Inc.	124,300	6,203,813
Kellogg Co.	77,040	4,704,833
Kraft Foods Group, Inc.	63,306	3,413,460
Mondelez International, Inc., Class A	189,130	6,676,289
Tyson Foods, Inc., Class A	160,290	5,363,303

		30,169,614

Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	109,410	7,609,465
Cooper Cos., Inc. (The)	30,078	3,724,860
Medtronic, Inc. (a)	161,670	9,278,241

		20,612,566

Health Care Providers & Services 2.2%
Cardinal Health, Inc.	19,180	1,281,416
Catamaran Corp.*	95,600	4,539,088
Express Scripts Holding Co.*	207,640	14,584,633
McKesson Corp.	61,413	9,912,058
WellPoint, Inc.	31,720	2,930,611

		33,247,806

Health Care Technology 0.4%
Cerner Corp.*	107,300	5,980,902

Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc.*	6,540	3,484,381
Hilton Worldwide Holdings, Inc.*	194,000	4,316,500
McDonald’s Corp.	150,288	14,582,445
Starbucks Corp.	280,250	21,968,797
Wynn Resorts Ltd.	48,972	9,510,852

		53,862,975

Household Products 0.3%
Colgate-Palmolive Co.	73,087	4,766,003

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)	223,400	3,241,534

Industrial Conglomerates 0.9%
Danaher Corp.	185,400	14,312,880

Information Technology Services 4.9%
Accenture PLC, Class A	88,450	7,272,359
Cognizant Technology Solutions Corp., Class A*	67,900	6,856,542
Fidelity National Information Services, Inc.	155,450	8,344,556
FleetCor Technologies, Inc.*	50,430	5,908,883

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
International Business Machines Corp.	34,399	$6,452,221
MasterCard, Inc., Class A	11,230	9,382,216
Vantiv, Inc., Class A* (a)	96,690	3,153,061
Visa, Inc., Class A	128,599	28,636,425

		76,006,263

Insurance 0.5%
Everest Re Group Ltd. (a)	26,258	4,092,834
MetLife, Inc.	66,290	3,574,357

		7,667,191

Internet & Catalog Retail 3.3%
Amazon.com, Inc.*	51,650	20,597,504
Expedia, Inc. (a)	42,700	2,974,482
priceline.com, Inc.*	23,008	26,744,499

		50,316,485

Internet Software & Services 9.0%
Baidu, Inc., ADR-CN*	41,000	7,293,080
eBay, Inc.*	396,790	21,779,803
Facebook, Inc., Class A*	351,040	19,187,846
Google, Inc., Class A*	70,549	79,064,970
IAC/InterActiveCorp.	90,350	6,206,141
LinkedIn Corp., Class A*	20,085	4,355,031
Yahoo!, Inc.*	15,890	642,592

		138,529,463

Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	148,340	8,483,565
Thermo Fisher Scientific, Inc.	57,490	6,401,511

		14,885,076

Machinery 1.4%
Caterpillar, Inc. (a)	73,980	6,718,124
Cummins, Inc. (a)	74,702	10,530,741
Kennametal, Inc. (a)	71,410	3,718,318

		20,967,183

Media 4.8%
CBS Corp. Non-Voting Shares, Class B	110,400	7,036,896
Cinemark Holdings, Inc.	107,740	3,590,974
Comcast Corp., Class A	216,710	11,261,335
Liberty Global PLC, Class A*	75,400	6,709,846
Omnicom Group, Inc.	110,760	8,237,221
Time Warner Cable, Inc.	64,230	8,703,165
Twenty-First Century Fox, Inc., Class A	300,600	10,575,108
Viacom, Inc., Class B	140,120	12,238,081
Walt Disney Co. (The)	80,800	6,173,120

		74,525,746

14

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	192,550	$7,266,837

Multiline Retail 0.9%
Dollar General Corp.*	142,900	8,619,728
Macy’s, Inc.	101,040	5,395,536

		14,015,264

Oil, Gas & Consumable Fuels 3.2%
Apache Corp.	102,350	8,795,959
Cabot Oil & Gas Corp.	102,770	3,983,365
Denbury Resources, Inc.*	441,170	7,248,423
Exxon Mobil Corp.	47,080	4,764,496
Marathon Petroleum Corp.	39,680	3,639,847
Noble Energy, Inc.	91,200	6,211,632
Occidental Petroleum Corp.	98,590	9,375,909
Range Resources Corp.	64,200	5,412,702

		49,432,333

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	73,700	5,551,084

Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	253,210	13,458,111
Endo Health Solutions, Inc.* (a)	74,450	5,022,397
Johnson & Johnson	18,630	1,706,322
Merck & Co., Inc.	203,510	10,185,675
Pfizer, Inc.	190,357	5,830,635
Zoetis, Inc.	263,704	8,620,484

		44,823,624

Real Estate Investment Trusts (REITs) 0.9%
American Tower Corp.	139,130	11,105,356
Public Storage	23,630	3,556,788

		14,662,144

Road & Rail 1.7%
Kansas City Southern	20,400	2,526,132
Union Pacific Corp.	136,964	23,009,952

		25,536,084

Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	39,950	1,299,573
Applied Materials, Inc.	268,600	4,751,534
ARM Holdings PLC, ADR-UK (a)	140,600	7,696,444
Broadcom Corp., Class A	89,570	2,655,751
Linear Technology Corp. (a)	87,070	3,966,038
NXP Semiconductor NV*	87,500	4,018,875

		24,388,215

Software 5.3%
Activision Blizzard, Inc.	287,470	5,125,590
Aspen Technology, Inc.*	130,720	5,464,096

Common Stocks (continued)

	Shares	Market Value

Software (continued)
CommVault Systems, Inc.* (a)	59,270	$4,438,137
Microsoft Corp.	287,080	10,745,404
Oracle Corp.	703,510	26,916,293
Salesforce.com, Inc.*	241,100	13,306,309
ServiceNow, Inc.*	64,200	3,595,842
SolarWinds, Inc.*	157,120	5,943,850
Symantec Corp.	203,800	4,805,604
Workday, Inc., Class A*	12,600	1,047,816

		81,388,941

Specialty Retail 4.9%
AutoZone, Inc.*	11,862	5,669,324
Bed Bath & Beyond, Inc.*	53,950	4,332,185
Best Buy Co., Inc.	199,610	7,960,447
Home Depot, Inc. (The)	211,440	17,409,970
Lowe’s Cos., Inc.	125,800	6,233,390
PetSmart, Inc. (a)	64,050	4,659,638
Ross Stores, Inc.	113,080	8,473,084
TJX Cos., Inc.	259,710	16,551,318
Ulta Salon Cosmetics & Fragrance, Inc.*	45,400	4,382,008

		75,671,364

Textiles, Apparel & Luxury Goods 1.4%
Fossil Group, Inc.*	2,460	295,053
Hanesbrands, Inc.	48,290	3,393,338
Michael Kors Holdings Ltd.*	65,320	5,303,331
NIKE, Inc., Class B	102,900	8,092,056
Ralph Lauren Corp.	29,000	5,120,530

		22,204,308

Tobacco 2.1%
Lorillard, Inc.	116,430	5,900,673
Philip Morris International, Inc.	309,270	26,946,695

		32,847,368

Wireless Telecommunication Services 0.4%
SBA Communications Corp., Class A*	67,100	6,028,264

Total Common Stocks (cost $1,118,008,373)		1,531,749,133

15

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Mutual Fund 0.7%

	Shares	Market Value

Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.07% (b)	10,139,867	$10,139,867

Total Mutual Fund (cost $10,139,867)		10,139,867

Repurchase Agreements 0.9%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $3,000,001, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.75%, maturing 01/30/14 - 06/12/37; total market value $3,060,005. (c)	$3,000,000	3,000,000
Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $6,273,063, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $6,398,523. (c)	6,273,062	6,273,062
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $5,000,078, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $5,100,000. (c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $14,273,062)		14,273,062

Total Investments (cost $1,142,421,302) (d) — 101.1%		1,556,162,062
Liabilities in excess of other assets — (1.1%)		(16,415,081)

NET ASSETS — 100.0%		$1,539,746,981

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $18,004,443, which was collateralized by repurchase agreements with a value of $14,273,062 and $4,267,275 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 4.25%, and maturity dates ranging from 03/31/14 - 08/15/43, a total value of $18,540,337.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $14,273,062.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CN	China

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REIT	Real Estate Investment Trust

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

December 31, 2013

NVIT Multi-Manager Large Cap Growth Fund
Assets:
Investments, at value *(cost $1,128,148,240)	$1,541,889,000
Repurchase agreements, at value and cost	14,273,062

Total Investments	1,556,162,062

Dividends receivable	1,379,899
Security lending income receivable	5,426
Receivable for investments sold	1,155,671
Receivable for capital shares issued	527,813
Prepaid expenses	2,886

Total Assets	1,559,233,757

Liabilities:
Payable for investments purchased	548,384
Payable for capital shares redeemed	3,743,596
Payable upon return of securities loaned (Note 2)	14,273,062
Accrued expenses and other payables:
Investment advisory fees	774,291
Fund administration fees	39,533
Distribution fees	27,225
Administrative servicing fees	24,464
Accounting and transfer agent fees	2,012
Trustee fees	1,361
Custodian fees	8,490
Compliance program costs (Note 3)	98
Professional fees	15,752
Printing fees	28,203
Other	305

Total Liabilities	19,486,776

Net Assets	$1,539,746,981

Represented by:
Capital	$1,015,220,870
Accumulated undistributed net investment income	446,418
Accumulated net realized gains from investment transactions	110,338,933
Net unrealized appreciation/(depreciation) from investments	413,740,760

Net Assets	$1,539,746,981

*	Includes value of securities on loan of $18,004,443 (Note 2).

17

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Multi-Manager Large Cap Growth Fund
Net Assets:
Class I Shares	$66,446,033
Class II Shares	130,550,750
Class Y Shares	1,342,750,198

Total	$1,539,746,981

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	5,057,497
Class II Shares	9,990,989
Class Y Shares	101,987,180

Total	117,035,666

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.14
Class II Shares	$13.07
Class Y Shares	$13.17

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For The Year Ended December 31,2013

NVIT Multi-Manager Large Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$19,757,091
Income from securities lending (Note 2)	134,872
Foreign tax withholding	(52,036)

Total Income	19,839,927

EXPENSES:
Investment advisory fees	8,651,556
Fund administration fees	426,387
Distribution fees Class II Shares	299,725
Administrative servicing fees Class I Shares	88,281
Administrative servicing fees Class II Shares	179,836
Professional fees	69,230
Printing fees	29,760
Trustee fees	48,423
Custodian fees	50,055
Accounting and transfer agent fees	884
Compliance program costs (Note 3)	4,714
Other	30,528

Total expenses before earnings credit and fees waived	9,879,379

Earnings credit (Note 4)	(323)
Investment advisory fees waived (Note 3)	(401,793)

Net Expenses	9,477,263

NET INVESTMENT INCOME	10,362,664

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	114,780,888
Net change in unrealized appreciation/(depreciation) from investments	283,035,596

Net realized/unrealized gains from investments	397,816,484

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$408,179,148

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$10,362,664	$9,313,133
Net realized gains from investment transactions	114,780,888	100,210,525
Net change in unrealized appreciation/(depreciation) from investments	283,035,596	63,053,508

Change in net assets resulting from operations	408,179,148	172,577,166

Distributions to Shareholders From:
Net investment income:
Class I	(453,564)	(274,527)
Class II	(605,148)	(250,387)
Class Y	(10,913,120)	(6,640,735)
Net realized gains:
Class I	(4,054,805)	(1,426,557)
Class II	(8,536,678)	(2,818,184)
Class Y	(83,718,274)	(24,668,344)

Change in net assets from shareholder distributions	(108,281,589)	(36,078,734)

Change in net assets from capital transactions	46,131,809	32,719,077

Change in net assets	346,029,368	169,217,509

Net Assets:
Beginning of year	1,193,717,613	1,024,500,104

End of year	$1,539,746,981	$1,193,717,613

Accumulated undistributed net investment income at end of year	$446,418	$2,149,544

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,018,170	$5,055,033
Dividends reinvested	4,508,369	1,701,084
Cost of shares redeemed	(15,745,214)	(17,415,115)

Total Class I Shares	(2,218,675)	(10,658,998)

Class II Shares
Proceeds from shares issued	6,909,797	6,513,071
Dividends reinvested	9,141,826	3,068,571
Cost of shares redeemed	(19,831,245)	(31,037,855)

Total Class II Shares	(3,779,622)	(21,456,213)

Class Y Shares
Proceeds from shares issued	60,527,571	127,651,008
Dividends reinvested	94,631,394	31,309,079
Cost of shares redeemed	(103,028,859)	(94,125,799)

Total Class Y Shares	52,130,106	64,834,288

Change in net assets from capital transactions	$46,131,809	$32,719,077

20

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	737,379	485,816
Reinvested	376,197	160,421
Redeemed	(1,333,858)	(1,691,032)

Total Class I Shares	(220,282)	(1,044,795)

Class II Shares
Issued	590,872	630,924
Reinvested	770,039	290,996
Redeemed	(1,674,086)	(2,967,387)

Total Class II Shares	(313,175)	(2,045,467)

Class Y Shares
Issued	5,021,472	12,311,603
Reinvested	7,870,135	2,948,020
Redeemed	(8,457,019)	(8,766,950)

Total Class Y Shares	4,434,588	6,492,673

Total change in shares	3,901,131	3,402,411

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions								Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$10.54	0.08	3.48	3.56	(0.09)	(0.87)	–	(0.96)	$13.14	34.74%		$66,446,033	0.81%	0.65%		0.83%	52.44%
Year Ended December 31, 2012 (c)	$9.33	0.07	1.45	1.52	(0.05)	(0.26)	–	(0.31)	$10.54	16.35%		$55,625,506	0.82%	0.68%		0.85%	108.38%
Year Ended December 31, 2011 (c)	$9.61	–	(0.28)	(0.28)	–	–	–	–	$9.33	(2.91%	)	$58,971,210	0.85%	0.04%		0.85%	82.82%
Year Ended December 31, 2010 (c)	$8.69	0.01	1.33	1.34	–	(0.39)	(0.03)	(0.42)	$9.61	15.51%		$71,781,139	0.88%	0.14%		0.88%	127.66%
Year Ended December 31, 2009 (c)	$6.74	0.07	1.93	2.00	(0.05)	–	–	(0.05)	$8.69	29.78%		$20,865,015	0.90%	0.80%		0.90%	122.44%

Class II Shares
Year Ended December 31, 2013 (c)	$10.49	0.05	3.46	3.51	(0.06)	(0.87)	–	(0.93)	$13.07	34.41%		$130,550,750	1.06%	0.40%		1.08%	52.44%
Year Ended December 31, 2012 (c)	$9.28	0.04	1.45	1.49	(0.02)	(0.26)	–	(0.28)	$10.49	16.14%		$108,083,342	1.07%	0.42%		1.10%	108.38%
Year Ended December 31, 2011 (c)	$9.59	(0.02)	(0.29)	(0.31)	–	–	–	–	$9.28	(3.23%	)	$114,643,648	1.10%	(0.20%	)	1.10%	82.82%
Year Ended December 31, 2010 (c)	$8.68	(0.01)	1.34	1.33	–	(0.39)	(0.03)	(0.42)	$9.59	15.36%		$131,434,049	1.14%	(0.09%	)	1.14%	127.66%
Year Ended December 31, 2009 (c)	$6.74	0.04	1.93	1.97	(0.03)	–	–	(0.03)	$8.68	29.35%		$166,476,068	1.14%	0.52%		1.14%	122.44%

Class Y Shares
Year Ended December 31, 2013 (c)	$10.56	0.10	3.49	3.59	(0.11)	(0.87)	–	(0.98)	$13.17	34.95%		$1,342,750,198	0.66%	0.80%		0.68%	52.44%
Year Ended December 31, 2012 (c)	$9.34	0.09	1.46	1.55	(0.07)	(0.26)	–	(0.33)	$10.56	16.63%		$1,030,008,765	0.67%	0.86%		0.70%	108.38%
Year Ended December 31, 2011 (c)	$9.63	0.02	(0.29)	(0.27)	(0.02)	–	–	(0.02)	$9.34	(2.84%	)	$850,885,246	0.70%	0.21%		0.70%	82.82%
Year Ended December 31, 2010 (c)	$8.70	0.02	1.35	1.37	(0.02)	(0.39)	(0.03)	(0.44)	$9.63	15.74%		$715,030,071	0.73%	0.27%		0.73%	127.66%
Year Ended December 31, 2009 (c)	$6.74	0.06	1.96	2.02	(0.06)	–	–	(0.06)	$8.70	30.07%		$285,373,595	0.75%	0.84%		0.75%	122.44%

Amounts designated as “—“ are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

22

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

23

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,531,749,133	$—	$—	$1,531,749,133
Mutual Fund	10,139,867	—	—	10,139,867
Repurchase Agreements	—	14,273,062	—	14,273,062
Total	$1,541,889,000	$14,273,062	$—	$1,556,162,062

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

24

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as

25

Notes to Financial Statements (Continued)

December 31, 2013

securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% — 6.75%, maturing 01/30/14 — 06/12/37; total market value $193,800,295.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% — 12.50%, maturing 04/15/14 — 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 — 07/15/19; total market value $510,000,029.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreements and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

26

Notes to Financial Statements (Continued)

December 31, 2013

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to tax returns of capital. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investment transactions
$ —	$(93,958)	$93,958

Amount designated as “—” is zero or has been rounded to zero.

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

27

Notes to Financial Statements (Continued)

December 31, 2013

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Massachusetts Financial Services Company
Pyramis Global Advisors, LLC
Winslow Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

28

Notes to Financial Statements (Continued)

December 31, 2013

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.75% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $401,793, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $426,387 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $4,714.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

29

Notes to Financial Statements (Continued)

December 31, 2013

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $268,117 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $703,012,296 and sales of $750,424,877 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money

30

Notes to Financial Statements (Continued)

December 31, 2013

Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $35,984 of brokerage commissions.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$27,492,370	$80,789,219	$108,281,589	$—	$108,281,589

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$7,165,649	$28,913,085	$36,078,734	$—	$36,078,734

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$34,469,004	$79,638,004	$114,107,008	$—	$410,419,103	$524,526,111

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

31

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,145,742,959	$417,098,648	$(6,679,545)	$410,419,103

10. Subsequent	Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Large Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

33

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 57.30%.

The Fund designates $80,789,219, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

34

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

35

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

36

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

37

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

38

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

39

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

40

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

41

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

42

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

43

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

44

Annual Report

December 31, 2013

NVIT Multi-Manager Large Cap Value Fund

AR-MM-LCV 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben

Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Multi-Manager Large Cap Value Fund

For the annual period ended December 31, 2013, the NVIT Multi-Manager Large Cap Value Fund (Class Y) returned 35.54% versus 32.53% for its benchmark, the Russell 1000® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Value Funds (consisting of 127 funds as of December 31, 2013) was 32.93% for the same time period.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by Massachusetts Financial Services Company, The Boston Company Asset Management, LLC and Wellington Management Company, LLP

The following commentary is provided by Massachusetts Financial Services Company

Portfolio Manager:

Jonathan W. Sage

At the beginning of the reporting period, year-end fiscal cliff negotiations between the Republicans in the U.S. Congress and President Obama were a particular source of market attention, where uncertainty surrounding the fiscal negotiations continued right up to the end-of-year deadline. A last-minute political agreement averted the worst-case scenario and markets gravitated toward risk assets again, though the implementation of the U.S. budget sequester, combined with concerns surrounding the Italian election results, was a source of uncertainty that lingered throughout the first half of the reporting period.

The more dominant features of the first few months of 2013 included a marked improvement in market sentiment as global macroeconomic indicators improved, monetary easing by the Bank of Japan accelerated, and fears of fiscal austerity in the U.S. waned. In the middle of the reporting period, concerns that the U.S. Federal Reserve would begin tapering (gradually reducing) its quantitative easing (QE) program caused sovereign bond yields to spike, credit spreads to widen and equity valuations to fall. Equities subsequently outperformed fixed income in response to the improved economic fundamentals.

Toward the end of the reporting period, the Fed’s decision to postpone QE tapering surprised markets. Favorable market reactions were tempered, however, by tense negotiations over U.S. fiscal policy which resulted in a 16-day partial shutdown of the federal government and a short-term extension in the debt ceiling. The volatility was short-lived, however, as an extension of budget and debt ceiling deadlines allowed the government to reopen, and subsequent economic data reflected moderate but resilient U.S. growth. Also well-received was the decision by the European central bank to cut its policy rate as inflation pressures waned in the region. In addition, equity investors appeared to have concluded that there would be no major change in U.S. monetary policy as a result of the nomination of Janet Yellen as the new Fed Chair for the term beginning in early 2014.

Contributors to performance

Strong stock selection in the health-care sector contributed to sleeve performance relative to the Russell 1000 Value Index. The sleeve’s overweight positions in cardiovascular medical device maker St. Jude Medical and life sciences supply company Thermo Fisher Scientific boosted relative sleeve results for the reporting period.

Stock selection in both the consumer staples and utilities and communications sectors also benefited relative sleeve returns. Within consumer staples, the Fund’s ownership in shares of anti-aging personal care products Nu Skin Enterprises(a) supported relative sleeve results as the stock turned in strong performance for the reporting period. There were no individual securities within the utilities and communications sector that were among the sleeve’s top relative contributors, with positive stock selection derived from benchmark names not held.

5

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Value Fund

Security selection in the financial services sector was another contributor to relative sleeve results for the reporting period. The sleeve’s overweight positions in insurance companies Prudential Financial and MetLife bolstered relative sleeve returns.

Elsewhere, top individual contributors to sleeve performance during the reporting period included sleeve holdings in computer products and services provider Hewlett-Packard, video game maker Activision Blizzard(b), online information portal Yahoo!, and timing of ownership in defense contractor Lockheed Martin and containerboard manufacturer Packing Corporation of America.

Detractors from performance

Stock selection in the technology sector detracted from relative sleeve performance for the reporting period. Within this sector, the sleeve’s underweight position in computer and personal electronics maker Apple, and holdings of network equipment companies Cisco Systems(b) and Juniper Networks, held back relative sleeve returns for the reporting period.

Elsewhere, top individual detractors from sleeve performance during the reporting period included holdings of iron ore miner Cliffs Natural Resources(b), real estate investment trusts Federal Realty, Simon Property Group and Public Storage, public utility company Edison International, and oil and gas company Anadarko Petroleum.

The sleeve’s cash and/or cash equivalent position during the reporting period also was a detractor from relative sleeve performance. Under normal market conditions, the sleeve strives to be fully invested and generally holds cash to buy new holdings and provide liquidity. In a period when equity markets rose, as measured by the sleeve’s benchmark, holding cash hurt sleeve performance versus the benchmark, which has no cash position.

(a) Security is not a benchmark constituent.

(b) Security was not held in the sleeve at period-end.

The following commentary is provided by The Boston Company Asset Management, LLC

Portfolio Managers:

John Bailer, CFA and Brian Ferguson

With leading economic indicators and reduced Fed/regulatory/government uncertainty continuing to drive markets to new highs, U.S. equities finished the year as one of the best-performing asset classes around the globe. In terms of relative sleeve performance during the reporting period, information technology and health care were the sleeve’s weakest sectors, while financials and consumer discretionary were the strongest. The performance of the sleeve’s investments in information technology was pressured by a rebound in secularly challenged slow growth companies that the sleeve did not own, as well as by a delay in enterprise-spending acceleration. Although the sleeve’s investments in health care performed better than its investments in other defensive sectors, the sleeve’s exposure to large, high-yielding pharmaceutical companies weighed on relative sleeve returns during the reporting period.

Effective stock selection drove outperformance for the sleeve during the reporting period within financials, in large part by tilting the sleeve’s positions in favor of interest-rate-sensitive banks, insurance companies and other diversifieds, concurrent with a zero weight in real estate investment trusts. Relative outperformance for the sleeve during the reporting period in the consumer discretionary sector was driven by solid stock selection in the media segment, in which positions were buoyed by strong free-cash-flow generation and increasingly shareholder-friendly capital-return initiatives.

For U.S. large-cap equities, 2013 was a very strong year. While we are not anticipating quite as good a year in 2014, we still expect a strong absolute and relative U.S. equity market, driven by less uncertainty and improving leading and concurrent economic indicators.

Much of the macroeconomic uncertainty that weighed on the U.S. economy and equity markets in 2013 has yielded to clarity for 2014 and beyond.

6

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Value Fund

A destructive long-term government shutdown was avoided late in 2013, with political lessons learned in that process likely to lead to a more effective compromise on a permanent solution in early 2014. In addition to the resolution of uncertainties about Fed leadership and tapering, the central bank’s December communication about rate increase conditions was a constructive upside surprise on a number of fronts. With those important “distractions” now removed, investors may now be able to focus on (and believe in) an improving business climate, a strong consumer and other encouraging economic signposts. This backdrop may bode well for U.S. equities.

At the sector level, we continue to favor economically sensitive, attractively valued sectors over expensive, defensive ones such as utilities and telecommunication services. Our conviction remains high in consumer discretionary, although we have been adhering to our value discipline and taking profits in one of the best-performing sectors of 2013. We also have a favorable view on information technology, finding especially attractive opportunities in companies exposed to pent-up enterprise capital spending, within semiconductors, and in names with management teams committed to shareholder-friendly capital-return policies. Financials remains the sleeve’s largest overall sector exposure, as valuations remain attractive and we are encouraged by a more conducive interest-rate environment, improving capital markets, and benefits that accrue from the housing recovery (e.g., improvement in mortgage-related expenses, balance-sheet strength and loan demand).

The sleeve did not employ derivatives during the reporting period.

The following commentary is provided by Wellington Management Company, LLP

Portfolio Manager:

David W. Palmer, CFA

The financials, telecommunication services and health-care sectors contributed the most to relative sleeve performance during the reporting period. An overweight in the sleeve to the outperforming information technology sector and underweights to the underperforming telecommunication services and utilities sectors contributed to relative sleeve performance during the reporting period. The sleeve also benefited from strong stock selection within financials, consumer discretionary and industrials.

The information technology, energy and consumer staples sectors detracted the most from relative sleeve performance during the reporting period. Security selection was weakest within the information technology, energy and consumer staples sectors. A frictional cash position in an upward-trending market also detracted from relative sleeve performance during the reporting period.

The three sleeve holdings that contributed the most to relative sleeve returns during the reporting period were Exxon Mobil, Best Buy and MetLife. An underweight to Exxon Mobil, a U.S.-based integrated oil and gas company, contributed to sleeve performance during the reporting period. We initiated a position in the fourth quarter as the company demonstrated a more-attractive risk-reward proposition following prolonged underperformance versus independent producers, although the sleeve remained underweight in relation to the benchmark.

Shares of Best Buy, a U.S.-based electronics retailer, rose after the effective implementation of cost-control measures; in addition, the successful execution of the turnaround strategy led to a favorable earnings surprise. We eliminated the sleeve’s position into strength.

MetLife is a provider of individual insurance, employee benefits and financial services. The company saw its shares rise after continuously reporting earnings that exceeded expectations throughout the reporting period and raising its dividend by 50%. Investors also began to get comfortable with MetLife’s potential designation as a systemically important financial institution (SIFI), which would subject the company to tougher government oversight. The sleeve maintained a position at the end of the reporting period.

7

Fund Commentary (con’t.)	NVIT Multi-Manager Large Cap Value Fund

The three sleeve holdings that detracted the most from relative sleeve returns during the reporting period were Cobalt International Energy, Barrick Gold and VeriFone Systems. Shares of Cobalt International Energy, an offshore energy explorer, fell after disappointing well results at the Diaman prospect in Gabon, and Ardennes in the Gulf of Mexico. The company had plans to drill a series of high-impact targets, and we continue to monitor developments closely.

Shares of Barrick Gold, a Canada-based gold exploration and mining company, fell as environmental delays and cost overruns at its Chilean Pascua Lama project threatened returns. Pressure on the spot price of gold during the reporting period reduced earnings forecasts for the company, as well as for other miners. The sleeve maintained a position at the end of the reporting period.

Verifone Systems is a manufacturer of point-of-sale payment terminals. Shares fell after the company missed revenue guidance early in the reporting period due to execution missteps, customer delays and share losses. We eliminated the sleeve’s position during the reporting period.

Derivatives were not an active part of the investment process of the sleeve during the reporting period.

The Fund is subject to the risks of investing in equity securities. The Fund is also subject to the risks associated with investing in foreign securities. The Fund may employ a contrarian investing style (investing in a manner that differs from current market trends), which cause the Fund to miss opportunities for gains and result in losses. Value funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Fund Overview	NVIT Multi-Manager Large Cap Value Fund

Objective

The Fund seeks long-term capital growth.

Highlights

•	The NVIT Multi-Manager Large Cap Value Fund (Class Y) returned 35.54%, outperforming the benchmark by 3.01% and the Lipper peer group by 2.61%.

•

For Massachusetts Financial Services Company, strong stock selection in the health-care sector contributed to Fund performance, and stock selection in the technology sector detracted from relative Fund performance during the reporting period.

•	For The Boston Company Asset Management, information technology and Health Care were the Fund’s weakest sectors, while financials and consumer discretionary were the strongest.

•

For Wellington Management Company, the financials, telecommunication services and health-care sectors contributed the most to the Fund, while the information technology, energy and consumer staples sectors detracted the most from the Fund during the reporting period.

Asset Allocation†

Common Stocks	99.3%
Repurchase Agreements	2.1%
Mutual Fund	0.9%
Exchange Traded Fund	0.2%
Liabilities in excess of other assets	(2.5)%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	11.6%
Insurance	7.3%
Pharmaceuticals	7.3%
Diversified Financial Services	6.9%
Commercial Banks	5.0%
Semiconductors & Semiconductor Equipment	4.4%
Capital Markets	4.2%
Health Care Providers & Services	3.5%
Media	3.0%
Computers & Peripherals	2.9%
Other Industries*	43.9%
100.0%

Top Holdings††

JPMorgan Chase & Co.	3.4%
Exxon Mobil Corp.	2.7%
Wells Fargo & Co.	2.6%
MetLife, Inc.	2.2%
Merck & Co., Inc.	2.2%
Pfizer, Inc.	1.9%
Occidental Petroleum Corp.	1.8%
Citigroup, Inc.	1.8%
American International Group, Inc.	1.5%
Aetna, Inc.	1.4%
Other Holdings*	78.5%
100.0%

Top Countries††

United States	90.5%
Switzerland	1.3%
United Kingdom	1.2%
Canada	1.0%
Bermuda	0.8%
Ireland	0.6%
South Korea	0.6%
Italy	0.5%
Sweden	0.4%
Australia	0.3%
Other Countries*	2.8%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

9

Fund Performance	NVIT Multi-Manager Large Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	35.44%	16.73%	6.62%
Class II	35.03%	16.46%	6.36%
Class Y	35.54%	16.92%	6.78%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio*
Class I	0.84%
Class II	1.09%
Class Y	0.69%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

10

Fund Performance (con’t.)	NVIT Multi-Manager Large Cap Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Multi-Manager Large Cap Value Fund since inception through 12/31/13 versus performance of the Russell 1000® Value Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

11

Shareholder Expense Example	NVIT Multi-Manager Large Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Large Cap Value Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,152.60	4.29	0.79
	Hypothetical	[a,b]	1,000.00	1,021.22	4.02	0.79
Class II Shares	Actual	[a]	1,000.00	1,150.90	5.64	1.04
	Hypothetical	[a,b]	1,000.00	1,019.96	5.30	1.04
Class Y Shares	Actual	[a]	1,000.00	1,153.90	3.47	0.64
	Hypothetical	[a,b]	1,000.00	1,021.98	3.26	0.64

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

12

Statement of Investments

December 31, 2013

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.3%

	Shares	Market Value

AUSTRALIA 0.3%
Beverages 0.3%
Treasury Wine Estates Ltd.	1,177,300	$5,077,702

BERMUDA 0.8%
Insurance 0.8%
Everest Re Group Ltd.	46,571	7,259,021
Validus Holdings Ltd.	164,040	6,609,172

		13,868,193

CANADA 1.1%
Metals & Mining 0.3%
Barrick Gold Corp.	252,800	4,456,864

Oil, Gas & Consumable Fuels 0.8%
Canadian Natural Resources Ltd.	428,700	14,507,208

		18,964,072

FRANCE 0.3%
Trading Companies & Distributors 0.3%
Rexel SA	178,805	4,692,488

IRELAND 0.6%
Electrical Equipment 0.6%
Eaton Corp. PLC	142,550	10,850,906

ITALY 0.5%
Gas Utilities 0.5%
Snam SpA	1,506,303	8,419,270

PANAMA 0.2%
Airlines 0.2%
Copa Holdings SA, Class A	27,105	4,339,782

SINGAPORE 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Avago Technologies Ltd.	64,000	3,384,960

SOUTH KOREA 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Samsung Electronics Co., Ltd.	8,004	10,429,591

SWEDEN 0.4%
Household Durables 0.4%
Electrolux AB Series B	296,500	7,748,309

SWITZERLAND 1.3%
Capital Markets 0.6%
Julius Baer Group Ltd.*	202,773	9,744,464

Machinery 0.2%
Pentair Ltd. REG	50,060	3,888,160

Pharmaceuticals 0.5%
Roche Holding AG	36,362	10,185,952

		23,818,576

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 1.3%
Auto Components 0.2%
Delphi Automotive PLC	46,470	$2,794,241

Tobacco 0.8%
Imperial Tobacco Group PLC	368,799	14,297,642

Wireless Telecommunication Services 0.3%
Vodafone Group PLC	1,280,846	5,042,939

		22,134,822

UNITED STATES 91.7%
Aerospace & Defense 1.1%
Exelis, Inc.	236,150	4,501,019
Honeywell International, Inc.	82,180	7,508,786
Lockheed Martin Corp.	44,660	6,639,156

		18,648,961

Air Freight & Logistics 1.2%
FedEx Corp.	74,930	10,772,686
United Parcel Service, Inc., Class B	100,100	10,518,508

		21,291,194

Airlines 0.3%
Delta Air Lines, Inc.	187,900	5,161,613

Auto Components 0.7%
Johnson Controls, Inc.	224,030	11,492,739

Automobiles 1.0%
Ford Motor Co.	205,100	3,164,693
General Motors Co.*	374,290	15,297,232

		18,461,925

Beverages 1.0%
Coca-Cola Enterprises, Inc. (a)	184,360	8,135,807
Molson Coors Brewing Co., Class B (a)	125,500	7,046,825
PepsiCo, Inc.	39,850	3,305,159

		18,487,791

Biotechnology 0.5%
Amgen, Inc.	33,840	3,863,174
Vertex Pharmaceuticals, Inc.*	75,500	5,609,650

		9,472,824

Building Products 0.3%
Armstrong World Industries, Inc.*	81,539	4,697,462

Capital Markets 3.8%
Ameriprise Financial, Inc.	112,418	12,933,691
Goldman Sachs Group, Inc. (The)	117,964	20,910,299
Invesco Ltd.	92,660	3,372,824
LPL Financial Holdings, Inc. (a)	181,600	8,540,648
Morgan Stanley	216,840	6,800,102
Northern Trust Corp.	118,300	7,321,587
TD Ameritrade Holding Corp.	215,700	6,609,048

		66,488,199

13

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Chemicals 2.1%
Cabot Corp.	339,100	$17,429,740
Celanese Corp. Series A	110,500	6,111,755
CF Industries Holdings, Inc.	20,246	4,718,128
LyondellBasell Industries NV, Class A	113,290	9,094,921

		37,354,544

Commercial Banks 5.1%
Comerica, Inc. (a)	136,130	6,471,620
Fifth Third Bancorp	471,950	9,925,109
PNC Financial Services Group, Inc. (The) (a)	250,260	19,415,171
SunTrust Banks, Inc.	195,980	7,214,024
Wells Fargo & Co.	1,046,350	47,504,289

		90,530,213

Commercial Services & Supplies 0.1%
ARAMARK Holdings Corp.*	55,600	1,457,832

Communications Equipment 1.6%
Cisco Systems, Inc.	1,089,060	24,449,397
Juniper Networks, Inc.* (a)	148,300	3,347,131

		27,796,528

Computers & Peripherals 3.0%
Apple, Inc.	25,900	14,532,749
EMC Corp.	787,830	19,813,924
Hewlett-Packard Co.	362,310	10,137,434
Western Digital Corp.	97,470	8,177,733

		52,661,840

Construction & Engineering 0.6%
KBR, Inc.	213,800	6,818,082
URS Corp. (a)	67,920	3,599,081

		10,417,163

Construction Materials 0.4%
Martin Marietta Materials, Inc. (a)	25,440	2,542,474
Vulcan Materials Co.	68,980	4,098,791

		6,641,265

Consumer Finance 0.8%
Capital One Financial Corp.	37,530	2,875,173
Discover Financial Services	205,870	11,518,427

		14,393,600

Containers & Packaging 0.8%
Ball Corp.	146,500	7,568,189
Crown Holdings, Inc.*	56,810	2,532,022
Packaging Corp. of America	67,770	4,288,486

		14,388,697

Diversified Financial Services 7.2%
Bank of America Corp.	1,078,340	16,789,754
Citigroup, Inc.	626,530	32,648,478
ING US, Inc.	289,600	10,179,440
JPMorgan Chase & Co.	1,066,230	62,353,129

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Financial Services (continued)
NASDAQ OMX Group, Inc. (The)	137,057	$5,454,869

		127,425,670

Diversified Telecommunication Services 0.7%
AT&T, Inc.	155,920	5,482,146
Frontier Communications Corp. (a)	1,116,930	5,193,725
Verizon Communications, Inc.	30,690	1,508,107

		12,183,978

Electric Utilities 2.2%
American Electric Power Co., Inc.	58,200	2,720,268
Edison International	112,680	5,217,084
Entergy Corp. (a)	146,200	9,250,074
NextEra Energy, Inc.	58,320	4,993,358
PPL Corp.	228,870	6,886,698
Xcel Energy, Inc.	342,900	9,580,627

		38,648,109

Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.*	85,000	4,611,250

Energy Equipment & Services 2.3%
Baker Hughes, Inc.	121,500	6,714,090
Cameron International Corp.*	45,280	2,695,518
Halliburton Co.	327,590	16,625,193
National Oilwell Varco, Inc.	190,800	15,174,324

		41,209,125

Food & Staples Retailing 1.7%
CVS Caremark Corp.	226,810	16,232,791
Kroger Co. (The)	101,790	4,023,759
Wal-Mart Stores, Inc.	133,300	10,489,377

		30,745,927

Food Products 1.4%
Archer-Daniels-Midland Co.	171,350	7,436,589
Bunge Ltd.	72,200	5,928,342
Ingredion, Inc. (a)	90,010	6,162,085
Tyson Foods, Inc., Class A	168,210	5,628,307

		25,155,323

Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	61,050	4,246,028
CareFusion Corp.*	37,210	1,481,702
St. Jude Medical, Inc. (a)	116,180	7,197,351
Stryker Corp.	21,810	1,638,803

		14,563,884

Health Care Providers & Services 3.6%
Aetna, Inc.	376,420	25,818,647
AmerisourceBergen Corp.	32,190	2,263,279
Cardinal Health, Inc.	121,230	8,099,376
Cigna Corp. (a)	87,610	7,664,123
HCA Holdings, Inc.*	50,970	2,431,779
McKesson Corp.	49,560	7,998,984

14

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	44,900	$3,380,970
WellPoint, Inc.	63,340	5,851,983

		63,509,141

Hotels, Restaurants & Leisure 0.8%
Carnival Corp. (a)	132,890	5,338,192
Royal Caribbean Cruises Ltd.	88,710	4,206,628
Wyndham Worldwide Corp.	62,900	4,635,101

		14,179,921

Household Durables 0.4%
Lennar Corp., Class A (a)	180,100	7,124,756

Household Products 0.5%
Procter & Gamble Co. (The)	118,180	9,621,034

Independent Power Producers & Energy Traders 0.9%
AES Corp. (The)	502,850	7,296,354
NRG Energy, Inc. (a)	283,060	8,129,483

		15,425,837

Industrial Conglomerates 1.3%
General Electric Co.	849,210	23,803,356

Information Technology Services 0.5%
Booz Allen Hamilton Holding Corp.	288,600	5,526,690
Computer Sciences Corp.	51,860	2,897,937

		8,424,627

Insurance 6.6%
Allstate Corp. (The)	70,810	3,861,977
American International Group, Inc.	525,610	26,832,391
Berkshire Hathaway, Inc., Class B*	40,549	4,807,489
Chubb Corp. (The)	27,720	2,678,584
Hartford Financial Services Group, Inc.	154,660	5,603,332
MetLife, Inc.	751,750	40,534,360
Principal Financial Group, Inc. (a)	69,900	3,446,769
Prudential Financial, Inc.	122,710	11,316,316
Reinsurance Group of America, Inc.	164,200	12,710,722
Travelers Cos., Inc. (The)	30,690	2,778,673
Unum Group (a)	79,900	2,802,892

		117,373,505

Internet Software & Services 0.6%
Google, Inc., Class A*	3,710	4,157,834
Yahoo!, Inc.*	148,990	6,025,156

		10,182,990

Life Sciences Tools & Services 0.5%
Thermo Fisher Scientific, Inc.	83,810	9,332,244

Machinery 0.7%
Cummins, Inc.	89,170	12,570,295

Media 3.1%
Comcast Corp., Class A	131,840	6,851,066
DIRECTV*	61,400	4,242,126
News Corp., Class A*	148,480	2,675,610

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Media (continued)
Omnicom Group, Inc.	37,020	$2,753,177
Time Warner Cable, Inc.	27,340	3,704,570
Time Warner, Inc.	130,430	9,093,580
Twenty-First Century Fox, Inc., Class A	109,920	3,866,986
Viacom, Inc., Class B	117,160	10,232,754
Walt Disney Co. (The)	148,660	11,357,623

		54,777,492

Metals & Mining 0.7%
Reliance Steel & Aluminum Co.	154,500	11,717,280

Multiline Retail 1.1%
Kohl’s Corp.	204,290	11,593,458
Nordstrom, Inc.	122,900	7,595,220

		19,188,678

Multi-Utilities 0.3%
Alliant Energy Corp.	39,440	2,035,104
Sempra Energy	41,470	3,722,347

		5,757,451

Oil, Gas & Consumable Fuels 11.1%
Anadarko Petroleum Corp.	188,190	14,927,231
Apache Corp.	63,470	5,454,612
Chevron Corp.	103,614	12,942,425
Cobalt International Energy, Inc.*	528,100	8,687,245
Exxon Mobil Corp.	491,470	49,736,763
Hess Corp.	17,840	1,480,720
Marathon Oil Corp.	81,160	2,864,948
Marathon Petroleum Corp.	98,880	9,070,262
Newfield Exploration Co.*	173,200	4,265,916
Occidental Petroleum Corp.	345,260	32,834,227
Phillips 66	116,130	8,957,107
Pioneer Natural Resources Co.	35,100	6,460,857
QEP Resources, Inc.	338,300	10,368,895
SM Energy Co.	50,000	4,155,500
Southwestern Energy Co.*	301,300	11,850,129
Valero Energy Corp.	271,880	13,702,752

		197,759,589

Personal Products 0.3%
Avon Products, Inc. (a)	146,450	2,521,869
Nu Skin Enterprises, Inc., Class A	21,960	3,035,311

		5,557,180

Pharmaceuticals 6.8%
AbbVie, Inc.	106,970	5,649,086
Bristol-Myers Squibb Co.	332,170	17,654,836
Eli Lilly & Co.	230,800	11,770,800
Endo Health Solutions, Inc.* (a)	38,150	2,573,599
Johnson & Johnson	69,080	6,327,037
Merck & Co., Inc.	778,380	38,957,918
Mylan, Inc.*	61,830	2,683,422
Pfizer, Inc.	1,144,060	35,042,557

		120,659,255

15

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Real Estate Investment Trusts (REITs) 3.0%
AvalonBay Communities, Inc.	67,300	$7,956,879
Boston Properties, Inc.	66,600	6,684,642
DDR Corp.	157,770	2,424,925
Equity Lifestyle Properties, Inc.	202,900	7,351,067
Federal Realty Investment Trust	33,460	3,393,179
Hatteras Financial Corp.	192,800	3,150,352
Plum Creek Timber Co., Inc.	110,300	5,130,053
Public Storage	29,200	4,395,184
Simon Property Group, Inc.	23,720	3,609,235
Vornado Realty Trust	33,380	2,963,810
Weyerhaeuser Co.	163,100	5,149,067

		52,208,393

Real Estate Management & Development 0.3%
Realogy Holdings Corp.* (a)	91,100	4,506,717

Road & Rail 1.1%
Norfolk Southern Corp. (a)	126,800	11,770,844
Swift Transportation Co.* (a)	250,570	5,565,160
Union Pacific Corp.	9,258	1,555,344

		18,891,348

Semiconductors & Semiconductor Equipment 3.7%
Applied Materials, Inc.	303,700	5,372,453
First Solar, Inc.*	71,890	3,928,070
Intel Corp. (a)	457,460	11,875,662
Lam Research Corp.*	67,660	3,684,087
Maxim Integrated Products, Inc.	369,100	10,301,581
Micron Technology, Inc.*	114,550	2,492,608
Skyworks Solutions, Inc.* (a)	417,200	11,915,232
Texas Instruments, Inc.	248,920	10,930,077
Xilinx, Inc.	120,060	5,513,155

		66,012,925

Software 1.2%
Activision Blizzard, Inc.	538,740	9,605,734
Microsoft Corp.	138,290	5,176,195
Symantec Corp.	242,510	5,718,386

		20,500,315

Specialty Retail 0.5%
Best Buy Co., Inc.	189,920	7,574,010
GameStop Corp., Class A	29,600	1,458,096

		9,032,106

Textiles, Apparel & Luxury Goods 0.3%
PVH Corp.	36,630	4,982,413

Tobacco 0.2%
Lorillard, Inc.	64,440	3,265,819

Trading Companies & Distributors 0.6%
WESCO International, Inc.*	115,000	10,473,050

		1,621,225,373

Total Common Stocks (cost $1,400,629,898)		1,754,954,044

Exchange Traded Fund 0.2%

	Shares	Market Value

UNITED STATES 0.2%
iShares Russell 1000 Value ETF (a)	29,420	$2,770,187

Total Exchange Traded Fund (cost $2,501,714)		2,770,187

Mutual Fund 0.9%
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (b)	16,032,537	16,032,537

Total Mutual Fund (cost $16,032,537)		16,032,537

Repurchase Agreements 2.1%

	Principal Amount

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $1,000,045, collateralized by U.S. Government Treasury Securities, 0.13%, maturing 04/15/17-01/15/23; total market value $1,020,000. (c)	$1,000,000	1,000,000
Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $21,871,663, collateralized by U.S. Government Agency Securities ranging from 1.63%-12.50%, maturing 04/15/14-12/15/43; total market value $22,309,090. (c)	21,871,657	21,871,657
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $10,000,156, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15-07/15/19; total market value $10,200,001. (c)	10,000,000	10,000,000

16

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Large Cap Value Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $5,000,001, collateralized by U.S. Government Agency Securities, ranging from 0.00%-6.75%, maturing 01/30/14-06/12/37; total market value $5,100,008. (c)	$5,000,000	$5,000,000

Total Repurchase Agreements (cost $37,871,657)		37,871,657

Total Investments (cost $1,457,035,806) (d) — 102.5%		1,811,628,425

Liabilities in excess of other assets — (2.5)%		(44,581,138)

NET ASSETS — 100.0%		$1,767,047,287

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $44,212,065, which was collateralized by repurchase agreements with a value of $37,871,657 and $7,506,650 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13%-4.25% and maturity dates ranging from 03/31/14-08/15/43, a total value of $45,378,307.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $37,871,657.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

AG	Stock Corporation

ETF	Exchange Traded Fund

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

December 31, 2013

NVIT Multi-Manager Large Cap Value Fund
Assets:
Investments, at value* (cost $1,419,164,149)	$1,773,756,768
Repurchase agreements, at value and cost	37,871,657

Total Investments	1,811,628,425

Foreign currencies, at value (cost $4)	4
Dividends receivable	2,616,785
Security lending income receivable	9,672
Receivable for investments sold	3,324,756
Receivable for capital shares issued	715,848
Reclaims receivable	250,897
Prepaid expenses	3,483

Total Assets	1,818,549,870

Liabilities:
Payable for investments purchased	9,347,188
Payable for capital shares redeemed	3,288,404
Payable upon return of securities loaned (Note 2)	37,871,657
Accrued expenses and other payables:
Investment advisory fees	870,640
Fund administration fees	44,462
Distribution fees	15,962
Administrative servicing fees	13,753
Accounting and transfer agent fees	2,924
Trustee fees	2,908
Custodian fees	9,896
Compliance program costs (Note 3)	87
Professional fees	8,187
Printing fees	16,986
Other	9,529

Total Liabilities	51,502,583

Net Assets	$1,767,047,287

Represented by:
Capital	$1,240,904,801
Accumulated undistributed net investment income	1,850,690
Accumulated net realized gains from investments and foreign currency transactions	169,685,201
Net unrealized appreciation/(depreciation) from investments	354,592,619
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	13,976

Net Assets	$1,767,047,287

*	Includes value of securities on loan of $44,212,065 (Note 2).

18

Statement of Assets and Liabilities (Continued)

December 31, 2013

-	NVIT Multi-Manager Large Cap Value Fund
Net Assets:
Class I Shares	$30,310,006
Class II Shares	77,321,711
Class Y Shares	1,659,415,570

Total	$1,767,047,287

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,542,496
Class II Shares	6,508,355
Class Y Shares	138,971,343

Total	148,022,194

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.92
Class II Shares	$11.88
Class Y Shares	$11.94

The accompanying notes are an integral part of these financial statements.

19

Statement of Operations

For the Year Ended December 31, 2013

NVIT Multi-Manager Large Cap Value Fund
INVESTMENT INCOME:
Dividend income	$32,750,373
Income from securities lending (Note 2)	123,064
Foreign tax withholding	(222,168)

Total Income	32,651,269

EXPENSES:
Investment advisory fees	9,916,447
Fund administration fees	482,529
Distribution fees Class II Shares	162,378
Administrative servicing fees Class I Shares	40,534
Administrative servicing fees Class II Shares	97,427
Professional fees	74,357
Printing fees	18,381
Trustee fees	56,023
Custodian fees	58,559
Accounting and transfer agent fees	849
Compliance program costs (Note 3)	5,402
Other	34,458

Total expenses before earnings credit and fees waived	10,947,344

Earnings credit (Note 4)	(106)
Investment advisory fees waived (Note 3)	(558,129)

Net Expenses	10,389,109

NET INVESTMENT INCOME	22,262,160

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	180,757,573
Net realized losses from foreign currency transactions (Note 2)	(71,094)

Net realized gains from investments and foreign currency transactions	180,686,479

Net change in unrealized appreciation/(depreciation) from investments	268,882,061
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	10,784

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	268,892,845

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	449,579,324

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$471,841,484

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$22,262,160	$24,778,003
Net realized gains from investments and foreign currency transactions	180,686,479	94,658,825
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	268,892,845	89,663,415

Change in net assets resulting from operations	471,841,484	209,100,243

Distributions to Shareholders From:
Net investment income:
Class I	(380,197)	(320,463)
Class II	(809,055)	(623,718)
Class Y	(22,973,148)	(18,716,442)
Net realized gains:
Class I	(1,334,102)	–
Class II	(3,278,488)	–
Class Y	(72,481,063)	–

Change in net assets from shareholder distributions	(101,256,053)	(19,660,623)

Change in net assets from capital transactions	16,969,774	64,785,013

Change in net assets	387,555,205	254,224,633

Net Assets:
Beginning of year	1,379,492,082	1,125,267,449

End of year	$1,767,047,287	$1,379,492,082

Accumulated undistributed net investment income at end of year	$1,850,690	$5,437,808

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,906,265	$3,128,063
Dividends reinvested	1,714,299	320,463
Cost of shares redeemed	(10,087,759)	(6,139,673)

Total Class I Shares	(467,195)	(2,691,147)

Class II Shares
Proceeds from shares issued	13,653,323	8,913,127
Dividends reinvested	4,087,543	623,718
Cost of shares redeemed	(10,928,548)	(10,367,912)

Total Class II Shares	6,812,318	(831,067)

Class Y Shares
Proceeds from shares issued	78,044,641	133,142,386
Dividends reinvested	95,454,211	18,716,442
Cost of shares redeemed	(162,874,201)	(83,551,601)

Total Class Y Shares	10,624,651	68,307,227

Change in net assets from capital transactions	$16,969,774	$64,785,013

21

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	709,844	345,012
Reinvested	153,845	34,720
Redeemed	(930,044)	(693,290)

Total Class I Shares	(66,355)	(313,558)

Class II Shares
Issued	1,234,741	1,000,580
Reinvested	368,761	67,795
Redeemed	(1,024,665)	(1,164,131)

Total Class II Shares	578,837	(95,756)

Class Y Shares
Issued	7,051,885	15,169,661
Reinvested	8,538,640	2,025,589
Redeemed	(15,070,383)	(9,261,455)

Total Class Y Shares	520,142	7,933,795

Total change in shares	1,032,624	7,524,481

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$9.37	0.14	3.12	3.26	(0.15)	(0.56)	(0.71)	$11.92	35.44%	$30,310,006	0.79%	1.28%	0.83%	62.79%
Year Ended December 31, 2012 (c)	$8.06	0.16	1.27	1.43	(0.12)	–	(0.12)	$9.37	17.81%	$24,456,461	0.81%	1.78%	0.84%	100.78%
Year Ended December 31, 2011 (c)	$8.98	0.11	(0.63)	(0.52)	(0.10)	(0.30)	(0.40)	$8.06	(5.83%)	$23,554,161	0.84%	1.21%	0.84%	81.38%
Year Ended December 31, 2010 (c)	$8.35	0.08	1.00	1.08	(0.06)	(0.39)	(0.45)	$8.98	13.05%	$32,095,261	0.88%	0.98%	0.88%	107.33%
Year Ended December 31, 2009 (c)	$6.62	0.10	1.71	1.81	(0.08)	–	(0.08)	$8.35	27.59%	$6,982,599	0.89%	1.28%	0.89%	95.68%

Class II Shares
Year Ended December 31, 2013 (c)	$9.35	0.11	3.11	3.22	(0.13)	(0.56)	(0.69)	$11.88	35.03%	$77,321,711	1.04%	1.04%	1.08%	62.79%
Year Ended December 31, 2012 (c)	$8.04	0.14	1.27	1.41	(0.10)	–	(0.10)	$9.35	17.59%	$55,429,721	1.06%	1.55%	1.09%	100.78%
Year Ended December 31, 2011 (c)	$8.96	0.08	(0.62)	(0.54)	(0.08)	(0.30)	(0.38)	$8.04	(6.09%)	$48,441,288	1.10%	0.96%	1.10%	81.38%
Year Ended December 31, 2010 (c)	$8.34	0.05	1.01	1.06	(0.05)	(0.39)	(0.44)	$8.96	12.75%	$51,567,612	1.13%	0.64%	1.13%	107.33%
Year Ended December 31, 2009 (c)	$6.61	0.08	1.72	1.80	(0.07)	–	(0.07)	$8.34	27.41%	$49,508,983	1.14%	1.04%	1.14%	95.68%

Class Y Shares
Year Ended December 31, 2013 (c)	$9.39	0.16	3.12	3.28	(0.17)	(0.56)	(0.73)	$11.94	35.54%	$1,659,415,570	0.64%	1.44%	0.68%	62.79%
Year Ended December 31, 2012 (c)	$8.07	0.17	1.29	1.46	(0.14)	–	(0.14)	$9.39	18.09%	$1,299,605,900	0.66%	1.95%	0.69%	100.78%
Year Ended December 31, 2011 (c)	$8.99	0.13	(0.64)	(0.51)	(0.11)	(0.30)	(0.41)	$8.07	(5.69%)	$1,053,272,000	0.70%	1.44%	0.70%	81.38%
Year Ended December 31, 2010 (c)	$8.35	0.09	1.01	1.10	(0.07)	(0.39)	(0.46)	$8.99	13.29%	$719,851,866	0.73%	1.06%	0.73%	107.33%
Year Ended December 31, 2009 (c)	$6.62	0.11	1.71	1.82	(0.09)	–	(0.09)	$8.35	27.77%	$285,142,120	0.74%	1.50%	0.74%	95.68%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

24

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

25

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$18,648,961	$—	$—	$18,648,961
Air Freight & Logistics	21,291,194	—	—	21,291,194
Airlines	9,501,395	—	—	9,501,395
Auto Components	14,286,980	—	—	14,286,980
Automobiles	18,461,925	—	—	18,461,925
Beverages	18,487,791	5,077,702	—	23,565,493
Biotechnology	9,472,824	—	—	9,472,824
Building Products	4,697,462	—	—	4,697,462
Capital Markets	66,488,199	9,744,464	—	76,232,663
Chemicals	37,354,544	—	—	37,354,544
Commercial Banks	90,530,213	—	—	90,530,213
Commercial Services & Supplies	1,457,832	—	—	1,457,832
Communications Equipment	27,796,528	—	—	27,796,528
Computers & Peripherals	52,661,840	—	—	52,661,840
Construction & Engineering	10,417,163	—	—	10,417,163
Construction Materials	6,641,265	—	—	6,641,265
Consumer Finance	14,393,600	—	—	14,393,600
Containers & Packaging	14,388,697	—	—	14,388,697
Diversified Financial Services	127,425,670	—	—	127,425,670
Diversified Telecommunication Services	12,183,978	—	—	12,183,978
Electric Utilities	38,648,109	—	—	38,648,109
Electrical Equipment	10,850,906	—	—	10,850,906
Electronic Equipment, Instruments & Components	4,611,250	—	—	4,611,250
Energy Equipment & Services	41,209,125	—	—	41,209,125
Food & Staples Retailing	30,745,927	—	—	30,745,927
Food Products	25,155,323	—	—	25,155,323
Gas Utilities	—	8,419,270	—	8,419,270
Health Care Equipment & Supplies	14,563,884	—	—	14,563,884
Health Care Providers & Services	63,509,141	—	—	63,509,141
Hotels, Restaurants & Leisure	14,179,921	—	—	14,179,921
Household Durables	7,124,756	7,748,309	—	14,873,065
Household Products	9,621,034	—	—	9,621,034
Independent Power Producers & Energy Traders	15,425,837	—	—	15,425,837
Industrial Conglomerates	23,803,356	—	—	23,803,356
Information Technology Services	8,424,627	—	—	8,424,627
Insurance	131,241,698	—	—	131,241,698
Internet Software & Services	10,182,990	—	—	10,182,990
Life Sciences Tools & Services	9,332,244	—	—	9,332,244
Machinery	16,458,455	—	—	16,458,455
Media	54,777,492	—	—	54,777,492
Metals & Mining	16,174,144	—	—	16,174,144
Multiline Retail	19,188,678	—	—	19,188,678
Multi-Utilities	5,757,451	—	—	5,757,451
Oil, Gas & Consumable Fuels	212,266,797	—	—	212,266,797
Personal Products	5,557,180	—	—	5,557,180
Pharmaceuticals	120,659,255	10,185,952	—	130,845,207
Real Estate Investment Trusts (REITs)	52,208,393	—	—	52,208,393
Real Estate Management & Development	4,506,717	—	—	4,506,717

26

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Road & Rail	$18,891,348	$—	$—	$18,891,348
Semiconductors & Semiconductor Equipment	69,397,885	10,429,591	—	79,827,476
Software	20,500,315	—	—	20,500,315
Specialty Retail	9,032,106	—	—	9,032,106
Textiles, Apparel & Luxury Goods	4,982,413	—	—	4,982,413
Tobacco	3,265,819	14,297,642	—	17,563,461
Trading Companies & Distributors	10,473,050	4,692,488	—	15,165,538
Wireless Telecommunication Services	—	5,042,939	—	5,042,939
Total Common Stocks	$1,679,315,687	$75,638,357	$—	$1,754,954,044
Exchange Traded Fund	2,770,187	—	—	2,770,187
Mutual Fund	16,032,537	—	—	16,032,537
Repurchase Agreements	—	37,871,657	—	37,871,657
Total	$1,698,118,411	$113,510,014	$—	$1,811,628,425

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

27

Notes to Financial Statements (Continued)

December 31, 2013

(d)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

28

Notes to Financial Statements (Continued)

December 31, 2013

At December 31, 2013, repos on a gross basis were as follows:

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17 – 01/15/23; total market value $306,000,063.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% – 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreements and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax

29

Notes to Financial Statements (Continued)

December 31, 2013

purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses, REIT returns of capital dividends, REIT capital gain dividend reclassifications and tax returns of capital. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments and foreign currency transactions
$(10,695)	$(1,686,878)	$1,697,573

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.

30

Notes to Financial Statements (Continued)

December 31, 2013

(“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Wellington Management Company, LLP
The Boston Company Asset Management, LLC
Massachusetts Financial Services Company

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.65%
$1 billion and more	0.60%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.77% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $558,129, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider fee for these services.

Under terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

31

Notes to Financial Statements (Continued)

December 31, 2013

During the year ended December 31, 2013, NFM earned $482,529 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $5,402.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $137,961 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $972,202,270 and sales of $1,024,992,201 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In

32

Notes to Financial Statements (Continued)

December 31, 2013

addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $117,158 of brokerage commissions.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$73,378,339	$27,877,714	$101,256,053	$—	$101,256,053

Amount designated as “—” is zero or has been rounded to zero.

33

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$19,660,623	$—	$19,660,623	$—	$19,660,623

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$68,421,358	$110,469,545	$178,890,903	$—	$347,251,583	$526,142,486

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,464,390,385	$364,932,329	$(17,694,289)	$347,238,040

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Large Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Large Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

35

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 34.00%

The Fund designates $27,877,714, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

36

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

37

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

38

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

39

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

40

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

41

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

42

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

43

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

44

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

45

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

46

Annual Report

December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund

AR-MM-MCG 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Multi-Manager Mid Cap Growth Fund

For the annual period ended December 31, 2013, the NVIT Multi-Manager Mid Cap Growth Fund (Class I) returned 38.94% versus 35.74% for its benchmark, the Russell Midcap® Growth Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Mid-Cap Growth Funds (consisting of 115 funds as of December 31, 2013) was 36.82% for the same time period.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by Neuberger Berman Management LLC and Wells Capital Management, Inc.

The following commentary is provided by Neuberger Berman Management LLC

Portfolio Manager:

Kenneth J. Turek, CFA

The Neuberger Berman Management sleeve of the NVIT Multi-Manager Mid Cap Growth Fund delivered a robust double-digit return but trailed the Russell Midcap Growth Index. Looking back on the trailing 12 months, 2013’s market exceeded all expectations, an especially impressive effort given the lack of traditional catalysts, such as strong, accelerating earning growth, a declining interest-rate environment, robust economic indicators or even consistent and substantial cash inflows. So what then was the driver of this buoyant market? The substantial but positive disconnect in 2013 between price and fundamentals was courtesy of the Federal Reserve’s highly accommodative liquidity policies. While we won’t endeavor to complain about the resulting lofty returns, there is no denying that the first half of the year proved trying for active managers as positive differentiation through strong fundamentals and strategic capital expenditures aimed at expanding market share took a clear back seat to lower expectations, slower growth and financial reallocations in the form of share repurchase and dividend programs. Fortunately, the Fed’s indication, via the concept of tapering (gradual reduction of monetary accommodation), that its liquidity stance was not an indefinite trade, served to tilt the market’s focus back towards fundamentals and balance sheets in the latter half of the year.

For the full year, the sleeve was materially overweight industrials, telecommunications, information technology (“IT”) and health care, and underweight consumer discretionary, materials and consumer staples. With respect to industry-level allocation decisions, the sleeve’s underweight to packaged foods, predicated on market cap and earnings growth concerns, proved to be a meaningful headwind as that category greatly exceeded expectations during the year, outweighing positive contributions from the sleeve’s avoidance of REITs.

In terms of individual stock sleeve holdings, IIlumina, a developer and manufacturer of life science tools and integrated systems for analysis of genetic variation and function, with consistently strong results and no evidence of economic- or fiscal-related headwinds, was the top contributor to sleeve performance for the reporting period. Rackspace Hosting was the leading detractor from sleeve performance for the reporting period. Rackspace sells its services to small and medium-sized businesses, as well as large enterprises in more than 120 countries. Rackspace overestimated client adoption rates for its newest product, OpenStack, causing the company to lower its estimates. In recognition of the uncertainty around the pace of adoption for OpenStack and aggressive competition and pricing from Amazon, we decided to exit the sleeve’s position.

While we don’t anticipate a repeat of 2013’s indefatigable market and outsized returns, we also don’t believe that we are facing a bubble in need of a meaningful and sustained broad correction. Improving global economic health and continued domestic tailwinds, such as lower energy costs and incremental improvements to both housing and labor, should foster a positive

5

Fund Commentary (con’t.)	NVIT Multi-Manager Mid Cap Growth Fund

environment, leading to an increase in business confidence and capital expenditures to help feed economic expansion and initiate an upward inflection point for gross domestic product (GDP) growth. Furthermore, valuations remain generally reasonable and even attractive for various mid-cap segments, with the obvious exception of a few crowded trades that were driven by investors’ insatiable quest for yield and irrational exuberance to occasionally overlook fundamentals. As a result, we remain cautiously optimistic and expect 2014 to be a constructive environment for mid-cap growth stocks, but one more closely tied to underlying fundamentals, growth rates and a company’s ability to deliver positive differentiation.

The following commentary is provided by Wells Capital Management, Inc.

Portfolio Managers:

Thomas J. Pence, CFA; Michael T. Smith, CFA; and Chris Warner

The 2013 U.S. equity market was much like a long road trip. The drive was clearly successful and enjoyable for investors as evidenced by strong performance across the market, but the trip was not without its share of speed bumps, congestion and detours. The journey started on a high note in the first quarter as investors looked past geopolitical events and government gridlock and focused on the significant policy stimulus from global central banks. In addition, clear signs of improving housing and employment markets became increasingly visible, leading to strong quarterly performance. The market was still in low gear, however, as there was a clear preference for more defensive, higher-dividend-paying stocks.

A couple of speed bumps surfaced in the second quarter with a round of mixed U.S. economic data and significant investor concern over the Fed’s eventual “tapering” of its ultra- accommodative monetary policy. These issues resulted in some tapping of the brakes, but investors mustered the confidence to drive on. The third quarter resulted in very pleasant driving conditions as investors shifted gears, abandoned their defensive bias and displayed a clear preference for more-aggressive, more-cyclical stocks. Valuation multiples expanded, fundamentals were rewarded, and the market enjoyed a strong rally. A bit of winter fog slowed down the driving early in the fourth quarter, but a surprise (albeit temporary) budget resolution and strong domestic economic data helped improve visibility. It became increasingly apparent to foreign investors that the U.S. offers the best road conditions around, as the U.S. economy is in significantly better shape than the economies of other developed markets. Capital flowed into U.S. stocks as the road trip ended with a broad-based rally that capped a very impressive year for domestic equity investors. Our car was well equipped for the road trip, as the portion of the portfolio managed by Wells Capital Management significantly outperformed the Russell Midcap Growth Index.

It is our belief that in any market environment, a portfolio must be constructed to balance risk and return. To accomplish this goal, our sleeve of the Fund comprises three distinct types of growth companies. “Core growth holdings” are companies with very stable growth records, proven management teams and a generally lower level of volatility. Holdings that we define as “Developing Situations” are firms that we believe are entering a period of accelerated growth driven by a new product, new business plan or new management team. These holdings are characterized by an attractive valuation level and average volatility. Finally “Valuation Opportunities” are holdings that carry not only above-average growth potential but also a higher level of volatility.

Portfolio Highlights

Security selection in the information technology sector contributed significantly to annual sleeve returns for the reporting period. Specific strength was visible among Internet software and services firms, especially those that were exposed to an improving real estate market. The sleeve’s position in Zillow Inc. added to annual sleeve performance as the rebound in the housing market helped the company’s site traffic rise materially. Zillow, which operates the largest online residential real estate marketplace, has moved to an advertising model that charges realtors per number of page views and has

6

Fund Commentary (con’t.)	NVIT Multi-Manager Mid Cap Growth Fund

recently started to gain traction in the rental housing market. Within the commercial real estate market, Co-Star Group Inc., a provider of market analytics and comparable sales information, enjoyed a strong return as funding for transactions improved throughout the year. In addition, within the sector, Alliance Data Systems Corp. rose sharply after the company posted better-than-expected earnings growth. The issuer of private-label credit cards continues to diversify its revenue stream, as its “agency” business driven by data analytics now accounts for approximately 25% of pre-tax revenue. Finally, within the software industry, Service Now Inc., which operates a cloud-computing-based solution for IT service management, reported a dramatic rise in revenue that was well ahead of consensus estimates. The company is quickly growing its customer base as it faces very little competition and has been successful in providing significant cost savings compared to the traditional IT “helpdesk” model.

Security selection within the industrials sector also proved additive to annual sleeve performance. Railroad Kansas City Southern rose sharply in 2013 as the company continues to benefit from stronger North American manufacturing activity via its rail lines in and out of Mexico. In addition, the company has benefited from the increased transportation of oil via rail. The majority of the shale regions in the U.S. do not have pipeline connectivity, so the oil found in these areas is transported via rail car. Within the airline industry, Copa Holdings continues to grow rapidly as it expands its fleet, adds new routes and enjoys very strong customer demand. Shares of the airline, which is based in Panama and is the dominant player in intra-Latin America travel, rose sharply during the year.

The sleeve’s positioning in consumer discretionary modestly detracted from relative sleeve returns during the reporting period. Specific weakness was visible in certain specialty retailers. We purchased shares of Ulta Salon, Cosmetics & Fragrance, Inc. during the third quarter. Our thesis centered on a new management team that was focused on brand development and continued new store openings. After posting a strong second quarter, the company’s third-quarter results came in below expectations due to lighter store traffic. The company also guided future results lower and suspended long-term guidance. Given the reduced earnings visibility and the lack of adequate explanation as to store traffic patterns, we exited the stock for better opportunities. Also within the space, our position in Chico’s fashion weighed on sleeve returns after the company tempered its guidance for future growth.

Portfolio Positioning and Outlook

As we move into 2014, many investors are questioning the sustainability of the rally in U.S. equities. There are concerns about valuations, as well as the economy’s ability to thrive as the Fed winds down its Quantitative Easing (QE) program. We acknowledge that several positive developments — the resurgence of U.S. manufacturing, strength in durable goods, a stronger housing market — are currently priced into equity valuations. This resulted in a year of rising valuations for a wide group of stocks. We view this fact not a risk but as correction from overly pessimistic valuations during previous years. Indeed, based on historical valuations, in conjunction with low levels of inflation and interest rates, U.S. stocks still look very reasonably priced.

While our view remains optimistic for U.S. equities, we are keeping a steady balance in the portfolios. With much of the recent rally being driven by valuation expansion, the superior earnings growth profile of the sleeve has yet to be fully valued. The general backdrop for stocks remains constructive, yet the sleeve stands to benefit as the market shifts into a more-discerning phase. We continue to see upside in portfolio themes such as Internet commerce, U.S. manufacturing and energy production, credit card transaction growth and innovations in biotechnology and generic drugs. Thank you for your ongoing confidence, and we look forward to another strong year ahead.

The Fund is subject to the risks of investing in equity securities, including investing mid-sized companies. The Fund is also subject to the risks associated with investing in foreign securities. The Fund may concentrate on specific

7

Fund Commentary (con’t.)	NVIT Multi-Manager Mid Cap Growth Fund

sectors, subjecting it to greater volatility than that of other mutual funds. Growth funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Fund Overview	NVIT Multi-Manager Mid Cap Growth Fund

Objective

The Fund seeks long-term capital growth.

Highlights

•	The Fund (Class I) returned 38.94%, outperforming the benchmark by 3.20% and the Lipper peer group by 2.12%.

•

For Neuberger Berman Management, the sleeve was materially overweight industrials, telecommunications, Information technology (“IT”) and health care, and underweight consumer discretionary, materials and consumer staples.

•

For Wells Capital Management, security selection for the sleeve in the information technology sector contributed significantly to annual sleeve returns, while the sleeve’s positioning in consumer discretionary modestly detracted from relative sleeve returns for the reporting period.

Asset Allocation†

Common Stocks	99.3%
Repurchase Agreements	8.2%
Mutual Fund	1.2%
Liabilities in excess of other assets††	(8.7)%
100.0%

Top Industries†††

Software	8.3%
Specialty Retail	8.1%
Biotechnology	5.1%
Textiles, Apparel & Luxury Goods	4.4%
Machinery	3.8%
Professional Services	3.5%
Oil, Gas & Consumable Fuels	3.3%
Information Technology Services	3.1%
Pharmaceuticals	2.9%
Road & Rail	2.9%
Other Industries*	54.6%
100.0%

Top Holdings†††

Alliance Data Systems Corp.	1.8%
B/E Aerospace, Inc.	1.6%
SBA Communications Corp., Class A	1.6%
Affiliated Managers Group, Inc.	1.6%
AMC Networks, Inc., Class A	1.4%
Towers Watson & Co., Class A	1.3%
Fortune Brands Home & Security, Inc.	1.3%
Aspen Technology, Inc.	1.3%
LKQ Corp.	1.3%
Kansas City Southern	1.2%
Other Holdings*	85.6%
100.0%

Top Countries†††

United States	88.9%
Ireland	1.2%
Panama	0.9%
Singapore	0.7%
Netherlands	0.5%
Hong Kong	0.3%
Other Countries*	7.5%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

9

Fund Performance	NVIT Multi-Manager Mid Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	38.94%	19.77%	8.80%
Class II	38.60%	19.46%	8.52%
Class Y	38.95%	19.84%	8.88%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio*
Class I	0.89%
Class II	1.14%
Class Y	0.82%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

10

Fund Performance (con’t.)	NVIT Multi-Manager Mid Cap Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Mid Cap Growth Fund since inception through 12/31/13 versus performance of the Russell Midcap® Growth Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

11

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Mid Cap Growth Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,204.90	4.67	0.84
	Hypothetical	[a,b]	1,000.00	1,020.97	4.28	0.84
Class II Shares	Actual	[a]	1,000.00	1,203.80	6.05	1.09
	Hypothetical	[a,b]	1,000.00	1,019.71	5.55	1.09
Class Y Shares	Actual	[a]	1,000.00	1,205.70	4.28	0.77
	Hypothetical	[a,b]	1,000.00	1,021.32	3.92	0.77

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

12

Statement of Investments

December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 99.3%

	Shares	Market Value

HONG KONG 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Michael Kors Holdings Ltd.*	40,000	$3,247,600

IRELAND 1.3%
Biotechnology 0.5%
Alkermes PLC*	116,200	4,724,692

Pharmaceuticals 0.3%
Jazz Pharmaceuticals PLC*	20,000	2,531,200

Software 0.5%
FleetMatics Group PLC* (a)	136,250	5,892,813

		13,148,705

NETHERLANDS 0.5%
Energy Equipment & Services 0.2%
Core Laboratories NV	15,000	2,864,250

Semiconductors & Semiconductor Equipment 0.3%
NXP Semiconductor NV*	55,000	2,526,150

		5,390,400

PANAMA 0.9%
Airlines 0.9%
Copa Holdings SA, Class A	57,000	9,126,270

SINGAPORE 0.8%
Semiconductors & Semiconductor Equipment 0.8%
Avago Technologies Ltd.	150,000	7,933,500

UNITED STATES 95.5%
Aerospace & Defense 3.0%
B/E Aerospace, Inc.*	198,700	17,292,861
DigitalGlobe, Inc.*	300,244	12,355,041

		29,647,902

Airlines 0.9%
Alaska Air Group, Inc.	30,000	2,201,100
Allegiant Travel Co. (a)	59,272	6,249,640

		8,450,740

Auto Components 1.0%
BorgWarner, Inc.	179,000	10,007,890

Beverages 1.5%
Beam, Inc.	64,000	4,355,840
Constellation Brands, Inc., Class A*	153,300	10,789,254

		15,145,094

Biotechnology 5.1%
Alexion Pharmaceuticals, Inc.*	47,500	6,320,350
Alnylam Pharmaceuticals, Inc.*	70,200	4,515,966
BioMarin Pharmaceutical, Inc.*	132,148	9,286,041
Cepheid, Inc.* (a)	146,367	6,838,267
Cubist Pharmaceuticals, Inc.*	86,458	5,954,362
Incyte Corp., Ltd.*	60,000	3,037,800

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Biotechnology (continued)
Insmed, Inc.*	176,700	$3,005,667
Isis Pharmaceuticals, Inc.* (a)	32,755	1,304,959
Keryx Biopharmaceuticals, Inc.* (a)	151,700	1,964,515
NPS Pharmaceuticals, Inc.*	141,601	4,299,006
Puma Biotechnology, Inc.* (a)	25,600	2,650,368
Vanda Pharmaceuticals, Inc.*	60,213	747,243

		49,924,544

Building Products 1.4%
Fortune Brands Home & Security, Inc.	308,992	14,120,934

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	76,700	16,634,696
Raymond James Financial, Inc.	85,000	4,436,150

		21,070,846

Chemicals 1.1%
Airgas, Inc.	35,000	3,914,750
W.R. Grace & Co.*	73,000	7,217,510

		11,132,260

Commercial Banks 1.1%
SVB Financial Group*	30,000	3,145,800
Texas Capital Bancshares, Inc.*	125,328	7,795,402

		10,941,202

Commercial Services & Supplies 0.8%
Stericycle, Inc.*	65,000	7,551,050

Communications Equipment 0.3%
Ubiquiti Networks, Inc.* (a)	70,700	3,249,372

Computers & Peripherals 1.0%
SanDisk Corp.	35,000	2,468,900
Stratasys Ltd.*	53,750	7,240,125

		9,709,025

Construction & Engineering 0.7%
Quanta Services, Inc.*	203,100	6,409,836

Consumer Finance 0.3%
Portfolio Recovery Associates, Inc.* (a)	50,000	2,642,000

Containers & Packaging 0.5%
Packaging Corp. of America	83,500	5,283,880

Distributors 1.4%
LKQ Corp.*	417,070	13,721,603

Diversified Financial Services 0.8%
IntercontinentalExchange Group, Inc.	33,000	7,422,360

Electrical Equipment 1.6%
AMETEK, Inc.	145,000	7,637,150
Generac Holdings, Inc.	53,200	3,013,248
Roper Industries, Inc.	40,000	5,547,200

		16,197,598

13

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Electronic Equipment, Instruments & Components 3.0%
Amphenol Corp., Class A	37,500	$3,344,250
CDW Corp.	125,000	2,920,000
Cognex Corp.*	110,300	4,211,254
FEI Co.	69,300	6,192,648
IPG Photonics Corp.* (a)	94,100	7,303,101
Trimble Navigation Ltd.*	160,000	5,552,000

		29,523,253

Energy Equipment & Services 0.6%
Dril-Quip, Inc.*	22,500	2,473,425
Oceaneering International, Inc.	43,500	3,431,280

		5,904,705

Food & Staples Retailing 2.0%
PriceSmart, Inc.	46,900	5,418,826
Rite Aid Corp.*	759,600	3,843,576
United Natural Foods, Inc.* (a)	67,900	5,118,981
Whole Foods Market, Inc.	89,000	5,146,870

		19,528,253

Food Products 0.9%
Annie’s, Inc.* (a)	125,903	5,418,865
WhiteWave Foods Co., Class A*	135,000	3,096,900

		8,515,765

Health Care Equipment & Supplies 1.5%
Cooper Cos., Inc. (The)	51,100	6,328,224
West Pharmaceutical Services, Inc.	22,500	1,103,850
Wright Medical Group, Inc.* (a)	242,074	7,434,093

		14,866,167

Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.* (a)	30,000	1,419,900
Envision Healthcare Holdings, Inc.*	278,920	9,907,238
Premier, Inc., Class A* (a)	52,500	1,929,900
Team Health Holdings, Inc.* (a)	146,700	6,682,185

		19,939,223

Health Care Technology 1.2%
athenahealth, Inc.*	36,400	4,895,800
Cerner Corp.* (a)	127,500	7,106,850

		12,002,650

Hotels, Restaurants & Leisure 1.6%
Buffalo Wild Wings, Inc.*	32,500	4,784,000
Krispy Kreme Doughnuts, Inc.*	184,600	3,560,934
MGM Resorts International* (a)	115,000	2,704,800
Starwood Hotels & Resorts Worldwide, Inc.	55,000	4,369,750

		15,419,484

Household Products 0.4%
Church & Dwight Co., Inc.	55,000	3,645,400

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Information Technology Services 3.3%
Alliance Data Systems Corp.* (a)	71,500	$18,799,495
FleetCor Technologies, Inc.*	20,000	2,343,400
Vantiv, Inc., Class A*	363,616	11,857,518

		33,000,413

Insurance 0.3%
eHealth, Inc.* (a)	73,200	3,403,068

Internet & Catalog Retail 1.4%
Groupon, Inc.*	473,300	5,570,741
HomeAway, Inc.*	205,900	8,417,192

		13,987,933

Internet Software & Services 2.3%
AOL, Inc.*	40,000	1,864,800
Cornerstone OnDemand, Inc.*	146,400	7,808,976
CoStar Group, Inc.*	38,300	7,069,414
Pandora Media, Inc.*	65,000	1,729,000
Shutterstock, Inc.* (a)	50,439	4,218,214

		22,690,404

Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	27,500	1,572,725
Bruker Corp.*	235,903	4,663,802
Illumina, Inc.* (a)	75,000	8,296,500
PAREXEL International Corp.*	50,000	2,259,000

		16,792,027

Machinery 4.1%
Chart Industries, Inc.*	66,700	6,379,188
Colfax Corp.*	88,759	5,653,061
Graco, Inc.	98,500	7,694,820
Pall Corp.	60,000	5,121,000
Proto Labs, Inc.* (a)	81,600	5,808,288
Wabtec Corp.	132,300	9,825,921

		40,482,278

Media 1.9%
AMC Networks, Inc., Class A*	217,200	14,793,492
Discovery Communications, Inc., Class A*	40,000	3,616,800

		18,410,292

Multiline Retail 0.6%
Dollar Tree, Inc.*	82,500	4,654,650
Tuesday Morning Corp.*	102,500	1,635,900

		6,290,550

Oil, Gas & Consumable Fuels 3.6%
Antero Resources Corp.*	17,500	1,110,200
Bonanza Creek Energy, Inc.*	53,000	2,303,910
Cabot Oil & Gas Corp.	140,000	5,426,400
Concho Resources, Inc.*	35,000	3,780,000
Delek US Holdings, Inc.	93,457	3,215,855
Diamondback Energy, Inc.*	44,900	2,373,414

14

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.*	133,662	$8,440,755
Oasis Petroleum, Inc.*	190,000	8,924,301

		35,574,835

Pharmaceuticals 3.0%
Actavis PLC*	35,000	5,880,000
Akorn, Inc.*	120,000	2,955,600
Impax Laboratories, Inc.*	75,000	1,885,500
Medicines Co. (The)*	80,000	3,089,600
Mylan, Inc.*	87,500	3,797,500
Perrigo Co. PLC	32,000	4,910,720
Salix Pharmaceuticals Ltd.*	77,100	6,934,374

		29,453,294

Professional Services 3.8%
Advisory Board Co. (The)* (a)	173,000	11,014,910
Towers Watson & Co., Class A	112,900	14,407,169
Verisk Analytics, Inc., Class A*	179,155	11,774,067

		37,196,146

Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A*	109,400	2,877,220
Jones Lang LaSalle, Inc.	37,500	3,839,625

		6,716,845

Road & Rail 3.2%
Hertz Global Holdings, Inc.*	140,000	4,006,800
J.B. Hunt Transport Services, Inc.	90,000	6,957,000
Kansas City Southern (a)	106,600	13,200,278
Old Dominion Freight Line, Inc.*	132,400	7,019,848

		31,183,926

Semiconductors & Semiconductor Equipment 1.8%
Cavium, Inc.*	131,300	4,531,163
Cree, Inc.*	77,300	4,836,661
Lam Research Corp.*	35,000	1,905,750
Microchip Technology, Inc. (a)	90,000	4,027,500
Monolithic Power Systems, Inc.* (a)	65,000	2,252,900

		17,553,974

Software 8.3%
ACI Worldwide, Inc.*	84,500	5,492,500
ANSYS, Inc.*	75,000	6,540,000
Aspen Technology, Inc.*	334,000	13,961,199
Citrix Systems, Inc.*	57,900	3,662,175
CommVault Systems, Inc.*	115,500	8,648,640
Concur Technologies, Inc.* (a)	32,500	3,353,350
Electronic Arts, Inc.*	100,000	2,294,000
Guidewire Software, Inc.*	117,100	5,746,097
Informatica Corp.*	105,000	4,357,500
NetSuite, Inc.* (a)	23,500	2,420,970
Salesforce.com, Inc.*	60,000	3,311,400
ServiceNow, Inc.*	122,075	6,837,421

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Software (continued)
Splunk, Inc.*	97,220	$6,676,097
Synopsys, Inc.*	45,000	1,825,650
Tableau Software, Inc., Class A*	46,282	3,190,218
Ultimate Software Group, Inc. (The)*	25,200	3,861,144

		82,178,361

Specialty Retail 8.8%
Advance Auto Parts, Inc.	22,500	2,490,300
Cabela’s, Inc.*	40,000	2,666,400
Conn’s, Inc.*	60,800	4,790,432
Dick’s Sporting Goods, Inc.	90,000	5,229,000
DSW, Inc., Class A	262,706	11,225,426
Finish Line, Inc. (The), Class A (a)	158,300	4,459,311
GameStop Corp., Class A (a)	80,000	3,940,800
GNC Holdings, Inc., Class A	108,085	6,317,568
Lithia Motors, Inc., Class A (a)	73,900	5,130,138
Lumber Liquidators Holdings, Inc.* (a)	59,000	6,070,510
O’Reilly Automotive, Inc.*	45,500	5,856,305
Restoration Hardware Holdings, Inc.* (a)	84,836	5,709,463
Ross Stores, Inc.	65,200	4,885,436
Tractor Supply Co.	98,000	7,602,840
Ulta Salon Cosmetics & Fragrance, Inc.*	25,000	2,413,000
Urban Outfitters, Inc.*	70,000	2,597,000
Williams-Sonoma, Inc. (a)	75,000	4,371,000

		85,754,929

Textiles, Apparel & Luxury Goods 4.4%
Fifth & Pacific Cos., Inc.*	159,600	5,118,372
Hanesbrands, Inc.	72,500	5,094,575
Movado Group, Inc.	132,700	5,840,127
PVH Corp.	81,100	11,031,222
Skechers U.S.A., Inc., Class A*	138,145	4,576,744
Under Armour, Inc., Class A* (a)	137,900	12,038,670

		43,699,710

Thrifts & Mortgage Finance 0.6%
Ocwen Financial Corp.*	110,000	6,099,500

Trading Companies & Distributors 1.7%
Fastenal Co. (a)	70,000	3,325,700
United Rentals, Inc.*	167,900	13,087,805

		16,413,505

Wireless Telecommunication Services 2.2%
Crown Castle International Corp.*	62,500	4,589,375
SBA Communications Corp., Class A*	187,629	16,856,589

		21,445,964

		940,300,990

Total Common Stocks (cost $670,082,296)		979,147,465

15

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Mutual Fund 1.2%

	Shares	Market Value

Money Market Fund 1.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (b)	11,654,422	$11,654,422

Total Mutual Fund (cost $11,654,422)		11,654,422

Repurchase Agreements 8.2%

	Principal Amount

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $15,000,667, collateralized by U.S. Government Treasury Securities, 0.13%, maturing 04/15/17-01/15/23; total market value $15,300,003. (c)	$15,000,000	15,000,000
Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $25,842,319, collateralized by U.S. Government Agency Securities ranging from 1.63%-12.50%, maturing 04/15/14-12/15/43; total market value $26,359,158. (c)	25,842,312	25,842,312
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $35,000,544, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15-07/15/19; total market value $35,700,002. (c)	35,000,000	35,000,000
BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $5,000,001, collateralized by U.S. Government Agency Securities ranging from 0.00%-6.75%, maturing 01/30/14-06/12/37; total market value $5,100,008. (c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $80,842,312)		80,842,312

Total Investments (cost $762,579,030) (d) — 108.7%		1,071,644,199

Liabilities in excess of other assets — (8.7)%		(85,565,389)

NET ASSETS — 100.0%		$986,078,810

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $83,404,737, which was collateralized by repurchase agreements with a value of $80,842,312 and $3,567,883 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13%-4.25%, and maturity dates ranging from 03/31/14-08/15/43, a total value of $84,410,195.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $80,842,312.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund
Assets:
Investments, at value* (cost $681,736,718)	$990,801,887
Repurchase agreements, at value and cost	80,842,312

Total Investments	1,071,644,199

Dividends receivable	232,950
Security lending income receivable	54,645
Receivable for investments sold	901,716
Receivable for capital shares issued	220,138
Prepaid expenses	1,923

Total Assets	1,073,055,571

Liabilities:
Payable for investments purchased	4,268,427
Payable for capital shares redeemed	1,048,766
Cash overdraft (Note 2)	79,631
Payable upon return of securities loaned (Note 2)	80,842,312
Accrued expenses and other payables:
Investment advisory fees	587,427
Fund administration fees	27,047
Distribution fees	30,233
Administrative servicing fees	42,892
Accounting and transfer agent fees	313
Trustee fees	1,520
Custodian fees	4,243
Professional fees	9,907
Printing fees	33,248
Other	795

Total Liabilities	86,976,761

Net Assets	$986,078,810

Represented by:
Capital	$563,935,998
Accumulated net investment loss	(2,656,763)
Accumulated net realized gains from investment transactions	115,734,406
Net unrealized appreciation/(depreciation) from investments	309,065,169

Net Assets	$986,078,810

*	Includes value of securities on loan of $83,404,737 (Note 2).

17

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund
Net Assets:
Class I Shares	$450,532,901
Class II Shares	145,700,915
Class Y Shares	389,844,994

Total	$986,078,810

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	32,739,411
Class II Shares	10,771,308
Class Y Shares	28,182,445

Total	71,693,164

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.76
Class II Shares	$13.53
Class Y Shares	$13.83

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Year Ended December 31, 2013

NVIT Multi-Manager Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$4,106,031
Income from securities lending (Note 2)	781,307
Foreign tax withholding	(6,442)

Total Income	4,880,896

EXPENSES:
Investment advisory fees	6,631,797
Fund administration fees	294,033
Distribution fees Class II Shares	340,660
Administrative servicing fees Class I Shares	286,945
Administrative servicing fees Class II Shares	95,385
Professional fees	51,414
Printing fees	51,689
Trustee fees	31,450
Custodian fees	33,254
Accounting and transfer agent fees	2,652
Compliance program costs (Note 3)	3,009
Recoupment fees (Note 3)	55,898
Other	22,409

Total expenses before earnings credit and fees waived	7,900,595

Earnings credit (Note 4)	(149)
Investment advisory fees waived (Note 3)	(261,789)

Net Expenses	7,638,657

NET INVESTMENT LOSS	(2,757,761)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	119,208,500
Net change in unrealized appreciation/(depreciation) from investments	172,237,200

Net realized/unrealized gains from investments	291,445,700

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$288,687,939

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment loss	$(2,757,761)	$(60,266)
Net realized gains from investment transactions	119,208,500	66,906,758
Net change in unrealized appreciation/(depreciation) from investments	172,237,200	47,968,273

Change in net assets resulting from operations	288,687,939	114,814,765

Distributions to Shareholders From:
Net realized gains:
Class I	(29,690,639)	(35,600,289)
Class II	(9,889,755)	(12,403,817)
Class Y	(24,669,799)	(25,762,072)

Change in net assets from shareholder distributions	(64,250,193)	(73,766,178)

Change in net assets from capital transactions	(25,772,933)	(23,412,436)

Change in net assets	198,664,813	17,636,151

Net Assets:
Beginning of year	787,413,997	769,777,846

End of year	$986,078,810	$787,413,997

Accumulated net investment loss at end of year	$(2,656,763)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,572,518	$2,886,804
Dividends reinvested	29,690,639	35,600,289
Cost of shares redeemed	(61,589,045)	(65,848,755)

Total Class I Shares	(23,325,888)	(27,361,662)

Class II Shares
Proceeds from shares issued	15,197,491	6,415,048
Dividends reinvested	9,889,755	12,403,817
Cost of shares redeemed	(40,258,029)	(34,706,785)

Total Class II Shares	(15,170,783)	(15,887,920)

Class Y Shares
Proceeds from shares issued	17,005,240	46,072,051
Dividends reinvested	24,669,799	25,762,072
Cost of shares redeemed	(28,951,301)	(51,996,977)

Total Class Y Shares	12,723,738	19,837,146

Change in net assets from capital transactions	$(25,772,933)	$(23,412,436)

20

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	664,689	262,337
Reinvested	2,343,381	3,330,242
Redeemed	(4,981,823)	(5,951,724)

Total Class I Shares	(1,973,753)	(2,359,145)

Class II Shares
Issued	1,285,815	593,502
Reinvested	793,720	1,174,604
Redeemed	(3,355,124)	(3,161,168)

Total Class II Shares	(1,275,589)	(1,393,062)

Class Y Shares
Issued	1,349,008	4,183,301
Reinvested	1,937,926	2,400,939
Redeemed	(2,367,772)	(4,387,633)

Total Class Y Shares	919,162	2,196,607

Total change in shares	(2,330,180)	(1,555,600)

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$10.64	(0.04)	4.10	4.06	(0.94)	(0.94)	$13.76	38.94%		$450,532,901	0.85%	(0.30%	)	0.88%	66.14%
Year Ended December 31, 2012 (c)	$10.19	–	1.52	1.52	(1.07)	(1.07)	$10.64	14.90%		$369,497,291	0.87%	–		0.89%	79.49%
Year Ended December 31, 2011 (c)	$10.64	(0.05)	(0.40)	(0.45)	–	–	$10.19	(4.23%	)	$377,848,284	0.89%	(0.44%	)	0.89%	139.33%
Year Ended December 31, 2010 (c)	$8.39	(0.02)	2.27	2.25	–	–	$10.64	26.82%		$465,324,931	0.90%	(0.23%	)	0.92%	85.24%
Year Ended December 31, 2009 (c)	$6.61	(0.02)	1.80	1.78	–	–	$8.39	27.12%		$434,045,905	0.89%	(0.31%	)	0.90%	146.76%

Class II Shares
Year Ended December 31, 2013 (c)	$10.50	(0.07)	4.04	3.97	(0.94)	(0.94)	$13.53	38.60%		$145,700,915	1.10%	(0.55%	)	1.13%	66.14%
Year Ended December 31, 2012 (c)	$10.09	(0.03)	1.51	1.48	(1.07)	(1.07)	$10.50	14.64%		$126,506,762	1.12%	(0.24%	)	1.14%	79.49%
Year Ended December 31, 2011 (c)	$10.56	(0.07)	(0.40)	(0.47)	–	–	$10.09	(4.45%	)	$135,634,593	1.14%	(0.69%	)	1.14%	139.33%
Year Ended December 31, 2010 (c)	$8.35	(0.04)	2.25	2.21	–	–	$10.56	26.47%		$163,001,390	1.15%	(0.47%	)	1.17%	85.24%
Year Ended December 31, 2009 (c)	$6.59	(0.04)	1.80	1.76	–	–	$8.35	26.71%		$176,404,557	1.15%	(0.56%	)	1.18%	146.76%

Class Y Shares
Year Ended December 31, 2013 (c)	$10.69	(0.03)	4.11	4.08	(0.94)	(0.94)	$13.83	38.95%		$389,844,994	0.78%	(0.23%	)	0.81%	66.14%
Year Ended December 31, 2012 (c)	$10.22	0.01	1.53	1.54	(1.07)	(1.07)	$10.69	15.07%		$291,409,944	0.80%	0.09%		0.82%	79.49%
Year Ended December 31, 2011 (c)	$10.66	(0.04)	(0.40)	(0.44)	–	–	$10.22	(4.13%	)	$256,294,969	0.82%	(0.37%	)	0.82%	139.33%
Year Ended December 31, 2010 (c)	$8.41	(0.01)	2.26	2.25	–	–	$10.66	26.75%		$288,919,846	0.83%	(0.12%	)	0.84%	85.24%
Year Ended December 31, 2009 (c)	$6.61	(0.02)	1.82	1.80	–	–	$8.41	27.23%		$113,349,997	0.83%	(0.24%	)	0.85%	146.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

22

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

23

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$979,147,465	$—	$—	$979,147,465
Mutual Fund	11,654,422	—	—	11,654,422
Repurchase Agreements	—	80,842,312	—	80,842,312
Total	$990,801,887	$80,842,312	$—	$1,071,644,199

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

24

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $79,631 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(e)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of

25

Notes to Financial Statements (Continued)

December 31, 2013

securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17 – 01/15/23; total market value $306,000,063

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% – 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

26

Notes to Financial Statements (Continued)

December 31, 2013

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreements and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to net operating losses utilized, REIT returns of capital dividends, and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated net investment loss	Accumulated net realized gains from investment transactions
$(94,158)	$100,998	$(6,840)

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S.

27

Notes to Financial Statements (Continued)

December 31, 2013

Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Neuberger Berman Management LLC
Wells Capital Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated Subadvisers.

28

Notes to Financial Statements (Continued)

December 31, 2013

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.82% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2013, the Fund reimbursed NFA in the amount of $55,898.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $261,789, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $294,033 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $3,009.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the

29

Notes to Financial Statements (Continued)

December 31, 2013

shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $382,330 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $579,033,208 and sales of $674,741,948 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money

30

Notes to Financial Statements (Continued)

December 31, 2013

Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $105,578 of brokerage commissions.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$—	$64,250,193	$64,250,193	$—	$64,250,193

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$—	$73,766,178	$73,766,178	$—	$73,766,178

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$26,400,527	$90,838,659	$117,239,186	$—	$304,903,626	$422,142,812

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

31

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$766,740,573	$308,002,591	$(3,098,965)	$304,903,626

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Mid Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Mid Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

33

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund designates $64,250,193, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

34

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of Dentsply

International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from
2004 to present, and Minerals Technology, Inc. (specialty chemicals) from
2005 to present.

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

35

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

36

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

37

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008

Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

38

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

39

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

40

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

41

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

42

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

43

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

44

Annual Report

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund

AR-MM-MCV 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Multi-Manager Mid Cap Value Fund

For the annual period ended December 31, 2013, the NVIT Multi-Manager Mid Cap Value Fund (Class II) returned 35.68% versus 33.46% for its benchmark, the Russell Midcap® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Multi-Cap Value Funds (consisting of 53 funds as of December 31, 2013) was 31.88% for the same time period.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by American Century Investment Management, Inc., Thompson, Siegel & Walmsley LLC and WEDGE Capital Management L.L.P.

The following commentary is provided by American Century Investment Management, Inc.

Portfolio Managers:

Phillip N. Davidson, CFA; Michael Liss, CFA;

Kevin Toney, CFA; and Brian Woglom, CFA

Stocks recorded strong gains in 2013. As the Federal Reserve’s bond-buying programs continued, investors embraced risk, as evidenced by the outperformance of riskier asset classes such as high-yield bonds and higher-beta stocks. (Higher-beta stocks are those with greater market risk.) Market leadership changed after the Fed suggested it might start tapering (gradually reducing) its asset purchases if economic conditions improved. Higher-quality stocks came into favor and higher-yielding assets, such as real estate investment trusts (REITs) and utilities, declined as interest rates edged up. As the Fed sought to calm fears about the ending of stimulus measures, stocks rallied. In mid-August, stocks dropped sharply on positive economic data, which suggested the Fed might announce tapering as soon as September. Lower-yielding, riskier names held up best during the sell-off and outperformed in the rebound that followed. In

September, the Fed surprised the markets by making no changes to its stimulus programs. Lower-quality, riskier stocks rallied and continued to outperform through the end of 2013. In December, the U.S. economy showed new signs of strength and the Fed announced it would begin modestly scaling back its asset purchases in January 2014. For 2013 overall, mid-cap growth stocks outperformed mid-cap value stocks.

In the financials sector, an underweight position for the sleeve relative to the benchmark in REITs contributed positively to relative sleeve returns during the reporting period. In general, the valuation of REITs has appeared unattractive. REITs have benefited from the low interest-rate and credit-spread environment. As interest rates increased, the REITs industry underperformed. Specifically, the sleeve benefited from an underweight position in health-care REIT HCP. The sleeve also benefited from a lack of exposure to residential REIT AvalonBay Communities. An investment in Charles Schwab was advantageous for the sleeve during the reporting period. As interest rates increased, it seemed likely that Charles Schwab would regain earnings power as its net interest margin expands over time.

The sleeve benefited from its underweight position in the utilities sector, which posted the second-weakest performance of the holdings in the benchmark.

The sleeve’s investments in the industrials sector during the reporting period included notable contributors Raytheon and Northrop Grumman. Despite government budget cuts, defense companies such as these two sleeve holdings have generally maintained their profit margins and are returning free cash flow to shareholders.

In telecommunication services, an overweight position in the sleeve in CenturyLink dampened relative sleeve performance during the reporting period. This high-yielding security underperformed as lower-yielding assets outperformed during the reporting period. In addition, CenturyLink reported weaker-than-expected results, as its growth business is not ramping up as quickly as expected and its legacy businesses have contracted more quickly than

5

Fund Commentary (con’t.)	NVIT Multi-Manager Mid Cap Value Fund

expected. CenturyLink lowered its revenue guidance for 2014 and currently does not expect growth for the year.

In energy, the sleeve was hampered by investments among integrated oil and gas companies. A notable detractor from sleeve performance during the reporting period was Imperial Oil, which we consider undervalued relative to its U.S. peers. This high-quality Canadian company was up less than 5% on flat oil prices and was unable to keep pace with the energy sector’s strong advance. We believe that Imperial will benefit, however, from reduced spending on new projects, which should increase free cash flow.

The materials sector was the source of the top detractor from sleeve performance during the reporting period, Newmont Mining, a gold producer. A sharp drop in gold prices during 2013 seemed likely to negatively impact Newmont’s profitability and free cash flow.

The team continues to follow its disciplined, bottom-up process, selecting companies one at a time for the sleeve. As of December 31, 2013, opportunities are anticipated in health care, consumer staples, industrials and energy, reflected by the sleeve’s overweight positions in these sectors relative to the benchmark. Fundamental analysis and valuation work have led to smaller relative weightings in financials, consumer discretionary, materials and information technology stocks.

The following commentary is provided by Thompson, Siegel & Walmsley LLC

Portfolio Manager:

Brett P. Hawkins, CFA

Three concepts go a long way toward explaining the moves in the market for 2013: fiscal cliff, government shutdown and taper (gradual reduction of monetary accommodation). Despite investors’ teeter-tottering over these fears throughout 2013, the market surged. Cyclical sectors such as technology, producer durables and consumer discretionary, along with health care, were top performers, rising 48% or more for the reporting period. Rate- and resource-sensitive sectors such as utilities, materials and processing, and energy were the worst-performing sectors, but they still posted double-digit returns of at least 19% for the reporting period.

All sectors produced positive relative returns for the sleeve in 2013, with health care, consumer discretionary and financial services as the top contributors to sleeve performance during the reporting period. The sleeve was overweight health care (and particularly pharmaceuticals), a sector in which stock selection benefited from strong merger-and-acquisition activity and company-specific drug developments.

The sleeve also benefited from stock selection in the consumer discretionary sector during the reporting period. Best Buy was the top contributor to the sector and the sleeve in 2013, as the company had a number of positive developments. A new management team and cost-cutting initiatives led to a surge of over 200% in the stock price.

The sleeve’s underweight position coupled with good stock selection during the reporting period made the financial services sector the third-best contributor to relative sleeve returns. For example, First Republic, a regional bank catering to high-net-worth individuals, reported better-than-expected earnings results due to record loan originations.

The following commentary is provided by WEDGE Capital Management L.L.P.*

Portfolio Managers:

John Carr, John Norman and Paul VeZolles, CFA

*WEDGE Capital Management L.L.P. became a subadviser to the Fund on December 13, 2013.

Toward the end of 2013, the equity markets experienced an increase in trading volatility as investors positioned their portfolios in response to the Fed’s announcement on quantitative easing. The sleeve benefited from strong stock selection late in the reporting period, particularly from holdings in defense contractors Huntington Ingalls and Northrop Grumman. Huntington Ingalls rallied on the announcement of an increase in share buyback, as well as an increase in the

6

Fund Commentary (con’t.)	NVIT Multi-Manager Mid Cap Value Fund

company’s stock dividend. Northrop Grumman exceeded quarterly earnings expectations, driven by stronger revenue growth and better-than-expected profit margins. The sleeve also experienced positive stock selection within the information technology software/services sector, in which sleeve holdings Convergys Corporation and Computer Sciences Corporation provided a year-end rally.

Detractors from sleeve performance for the reporting period were holdings in the consumer durables and energy sectors. Sleeve holding Dana Holding Corporation came under selling pressure as the auto parts manufacturer reported disappointing earnings and lowered guidance for 2014. Energen Corporation, an oil and natural gas exploration and production company, held by the sleeve also underperformed during the reporting period as investors continued their rotation out of the higher-dividend sectors of the equity market.

Portfolio Positioning

At year-end, the sleeve exhibited a procyclical rather than defensive bias relative to the sleeve’s benchmark. We continued to find attractively priced companies that may benefit from a prolonged economic recovery. This investment exposure for the sleeve was most visible in the form of the sleeve’s overweight to the capital goods and basic material sectors. Overweighting both sectors was additive to sleeve performance at the end of the reporting period.

The Fund is subject to the risks of investing in equity securities, including mid-sized companies. The Fund is also subject to the risks associated with investing in foreign securities. The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. Value funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Fund Overview	NVIT Multi-Manager Mid Cap Value Fund

Objective

The Fund seeks long-term capital appreciation.

Highlights

•	The Fund Class II returned 35.68%, outperforming the index by 2.22% and the Lipper peer group by 3.80%.

•

For American Century Investment Management, an underweight in REITs added value to the sleeve, while an overweight in telecommunication services detracted from sleeve performance during the reporting period.

•

For Thompson, Siegel &Walmsley, all sectors produced positive relative returns for the sleeve in 2013, with health care, consumer discretionary and financial services as the top contributors during the reporting period.

•

For WEDGE Capital Management, the sleeve experienced positive stock selection within the information technology software/services sector, in which sleeve holdings Convergys Corporation and Computer Sciences Corporation provided a year-end rally. Detractors from sleeve performance during the reporting period were holdings in the consumer durables and energy sectors.

Asset Allocation†

Common Stocks	96.5%
Mutual Fund	2.5%
Repurchase Agreements	1.6%
Exchange Traded Fund	1.0%
Liabilities in excess of other assets	(1.6)%
100.0%

Top Industries††

Insurance	11.2%
Electric Utilities	5.9%
Oil, Gas & Consumable Fuels	5.8%
Real Estate Investment Trusts (REITs)	5.4%
Aerospace & Defense	4.5%
Commercial Banks	4.3%
Multi-Utilities	4.1%
Commercial Services & Supplies	4.0%
Information Technology Services	4.0%
Semiconductors & Semiconductor Equipment	3.6%
Other Industries*	47.2%
100.0%

Top Holdings††

Fidelity Institutional Money Market Fund — Institutional Class	2.5%
Allstate Corp. (The)	2.4%
Huntington Ingalls Industries, Inc.	1.8%
Computer Sciences Corp.	1.6%
Brunswick Corp.	1.6%
HCC Insurance Holdings, Inc.	1.6%
TransDigm Group, Inc.	1.5%
Lincoln National Corp.	1.5%
URS Corp.	1.4%
Bemis Co., Inc.	1.4%
Other Holdings*	82.7%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

8

Fund Performance	NVIT Multi-Manager Mid Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception[2]
Class I	35.85%	19.41%	10.07%
Class II	35.68%	19.20%	9.86%
Class Y	35.97%	19.51%	10.14%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio*
Class I	0.96%
Class II	1.07%
Class Y	0.81%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)	NVIT Multi-Manager Mid Cap Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class II shares of the NVIT Multi-Manager Mid Cap Value Fund since inception through 12/31/13 versus performance of the Russell Midcap® Value Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	NVIT Multi-Manager Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Mid Cap Value Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,144.50	4.92	0.91
	Hypothetical	[a,b]	1,000.00	1,020.62	4.63	0.91
Class II Shares	Actual	[a]	1,000.00	1,144.10	5.51	1.02
	Hypothetical	[a,b]	1,000.00	1,020.06	5.19	1.02
Class Y Shares	Actual	[a]	1,000.00	1,145.80	4.11	0.76
	Hypothetical	[a,b]	1,000.00	1,021.37	3.87	0.76

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.5%

	Shares	Market Value

Aerospace & Defense 4.6%
General Dynamics Corp.	32,688	$3,123,339
Huntington Ingalls Industries, Inc.	211,000	18,992,110
Northrop Grumman Corp.	50,808	5,823,105
Rockwell Collins, Inc.	23,710	1,752,643
Textron, Inc.	66,079	2,429,064
TransDigm Group, Inc.	104,100	16,762,182

		48,882,443

Airlines 0.2%
Southwest Airlines Co.	109,372	2,060,568

Auto Components 1.8%
Autoliv, Inc.	14,064	1,291,075
Dana Holding Corp.	215,500	4,228,110
Delphi Automotive PLC	140,800	8,466,304
TRW Automotive Holdings Corp.*	66,800	4,969,252

		18,954,741

Beverages 0.9%
Dr Pepper Snapple Group, Inc.	187,376	9,128,959

Capital Markets 1.4%
Charles Schwab Corp. (The)	24,511	637,286
Franklin Resources, Inc.	28,796	1,662,393
LPL Financial Holdings, Inc.	46,660	2,194,420
Northern Trust Corp.	152,766	9,454,688
State Street Corp.	8,454	620,439

		14,569,226

Chemicals 1.6%
Ashland, Inc.	131,300	12,741,352
CF Industries Holdings, Inc.	17,400	4,054,896

		16,796,248

Commercial Banks 4.4%
City National Corp.	105,700	8,373,554
Comerica, Inc.	39,010	1,854,536
Commerce Bancshares, Inc.	79,635	3,576,408
Cullen/Frost Bankers, Inc.	32,288	2,403,196
First Republic Bank	79,800	4,177,530
KeyCorp	72,908	978,425
M&T Bank Corp.	107,213	12,481,738
PNC Financial Services Group, Inc. (The)	47,333	3,672,094
SunTrust Banks, Inc.	63,409	2,334,085
TCF Financial Corp.	257,121	4,178,216
Westamerica Bancorporation	43,072	2,431,845

		46,461,627

Commercial Services & Supplies 4.0%
ADT Corp. (The)	163,708	6,625,263
KAR Auction Services, Inc.	137,500	4,063,125
Pitney Bowes, Inc.	68,500	1,596,050
Republic Services, Inc.	438,923	14,572,243

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	686,100	$10,881,546
Tyco International Ltd.	85,968	3,528,127
Waste Management, Inc.	34,415	1,544,201

		42,810,555

Communications Equipment 0.7%
Blackberry Ltd.*(a)	313,300	2,334,085
EchoStar Corp., Class A*	68,443	3,402,986
Harris Corp.	21,167	1,477,668

		7,214,739

Computers & Peripherals 1.1%
NetApp, Inc.	120,900	4,973,826
SanDisk Corp.	42,133	2,972,062
Western Digital Corp.	47,974	4,025,018

		11,970,906

Construction & Engineering 1.4%
URS Corp.	288,454	15,285,177

Containers & Packaging 3.3%
Bemis Co., Inc.	357,357	14,637,343
Rexam PLC, ADR-UK	183,900	8,130,219
Sonoco Products Co.	297,607	12,416,164

		35,183,726

Diversified Consumer Services 0.5%
H&R Block, Inc.	173,700	5,044,248

Diversified Financial Services 0.4%
PHH Corp.*	173,100	4,214,985

Diversified Telecommunication Services 1.0%
CenturyLink, Inc.	100,067	3,187,134
Windstream Holdings, Inc.	894,400	7,137,312

		10,324,446

Electric Utilities 6.0%
Empire District Electric Co. (The)	58,935	1,337,235
Great Plains Energy, Inc.	507,459	12,300,806
IDACORP, Inc.	4,734	245,411
Northeast Utilities	34,034	1,442,701
Pinnacle West Capital Corp.	231,600	12,256,272
Portland General Electric Co.	53,892	1,627,539
PPL Corp.	355,800	10,706,022
Westar Energy, Inc.	431,366	13,877,044
Xcel Energy, Inc.	355,087	9,921,131

		63,714,161

Electrical Equipment 0.3%
Brady Corp., Class A	47,169	1,458,937
Regal-Beloit Corp.	22,326	1,645,873

		3,104,810

12

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 0.9%
Dolby Laboratories, Inc., Class A* (a)	170,600	$6,578,336
TE Connectivity Ltd.	50,793	2,799,202

		9,377,538

Energy Equipment & Services 1.3%
Cameron International Corp.*	31,489	1,874,540
Nabors Industries Ltd.	205,200	3,486,348
SEACOR Holdings, Inc.*	90,300	8,235,360

		13,596,248

Food & Staples Retailing 0.5%
Sysco Corp.	138,022	4,982,594

Food Products 1.7%
Campbell Soup Co.	23,940	1,036,123
ConAgra Foods, Inc.	55,175	1,859,397
General Mills, Inc.	29,542	1,474,441
Hillshire Brands Co.	246,586	8,245,836
Kellogg Co.	27,124	1,656,463
Kraft Foods Group, Inc.	29,780	1,605,738
Mondelez International, Inc., Class A	51,050	1,802,065

		17,680,063

Gas Utilities 1.1%
AGL Resources, Inc.	33,007	1,558,921
Laclede Group, Inc. (The)	51,935	2,365,120
Southwest Gas Corp.	32,564	1,820,653
UGI Corp.	102,600	4,253,796
WGL Holdings, Inc.	40,310	1,614,818

		11,613,308

Health Care Equipment & Supplies 3.1%
Becton, Dickinson and Co.	15,791	1,744,748
Boston Scientific Corp.*	152,766	1,836,247
CareFusion Corp.*	303,104	12,069,601
Medtronic, Inc.	43,396	2,490,497
ResMed, Inc.	52,700	2,481,116
STERIS Corp.	31,900	1,532,795
Stryker Corp.	48,701	3,659,393
Varian Medical Systems, Inc.*	11,490	892,658
Zimmer Holdings, Inc.	66,810	6,226,024

		32,933,079

Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	46,800	3,290,508
Cardinal Health, Inc.	49,400	3,300,414
Cigna Corp.	43,833	3,834,511
HCA Holdings, Inc.*	176,000	8,396,960
Humana, Inc.	33,509	3,458,799
Laboratory Corp of America Holdings*	27,700	2,530,949
LifePoint Hospitals, Inc.*	76,300	4,031,692
MEDNAX, Inc.*	42,600	2,273,988

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Patterson Cos., Inc.	48,739	$2,008,046
Quest Diagnostics, Inc.	65,022	3,481,278

		36,607,145

Hotels, Restaurants & Leisure 3.2%
Carnival Corp.	50,705	2,036,820
CEC Entertainment, Inc.	33,620	1,488,694
Darden Restaurants, Inc.	238,000	12,940,060
International Game Technology	265,938	4,829,434
Wyndham Worldwide Corp.	174,000	12,822,060

		34,117,068

Industrial Conglomerates 1.2%
Carlisle Cos., Inc.	136,600	10,846,040
Koninklijke Philips NV	57,923	2,132,795

		12,978,835

Information Technology Services 4.0%
Amdocs Ltd.	137,600	5,674,624
Computer Sciences Corp.	311,400	17,401,032
Convergys Corp.	413,300	8,699,965
DST Systems, Inc.	26,500	2,404,610
Total System Services, Inc.	105,600	3,514,368
Western Union Co. (The)	295,400	5,095,650

		42,790,249

Insurance 11.4%
ACE Ltd.	23,009	2,382,122
Aflac, Inc.	11,040	737,472
Alleghany Corp.*	19,200	7,679,232
Allstate Corp. (The)	469,917	25,629,273
Arthur J. Gallagher & Co.	38,150	1,790,380
Assured Guaranty Ltd.	178,900	4,220,251
Chubb Corp. (The)	29,713	2,871,167
Endurance Specialty Holdings Ltd.	145,000	8,507,150
Fairfax Financial Holdings Ltd.	16,900	6,761,014
HCC Insurance Holdings, Inc.	369,266	17,037,933
Lincoln National Corp.	322,346	16,639,500
Loews Corp.	153,500	7,404,840
Markel Corp.*	4,500	2,611,575
Marsh & McLennan Cos., Inc.	37,899	1,832,796
MetLife, Inc.	15,170	817,966
Progressive Corp. (The)	241,700	6,591,159
Reinsurance Group of America, Inc.	45,761	3,542,359
Symetra Financial Corp.	74,096	1,404,860
Travelers Cos., Inc. (The)	9,957	901,507
Unum Group	51,581	1,809,461

		121,172,017

Leisure Equipment & Products 1.6%
Brunswick Corp.	374,800	17,263,288

13

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	40,619	$2,323,000
Bio-Rad Laboratories, Inc., Class A*	60,570	7,487,058

		9,810,058

Machinery 0.6%
Dover Corp.	42,710	4,123,224
Stanley Black & Decker, Inc.	22,370	1,805,035
Woodward, Inc.	9,230	420,980

		6,349,239

Media 1.3%
Cablevision Systems Corp., Class A	327,400	5,870,282
Liberty Media Corp., Series A*	21,000	3,075,450
Shaw Communications, Inc., Class B	211,400	5,145,476

		14,091,208

Metals & Mining 0.5%
Newmont Mining Corp.	105,796	2,436,482
Nucor Corp.	47,187	2,518,842

		4,955,324

Multiline Retail 1.4%
Nordstrom, Inc.	202,500	12,514,500
Target Corp.	40,246	2,546,364

		15,060,864

Multi-Utilities 4.1%
Alliant Energy Corp.	143,400	7,399,440
Ameren Corp.	48,460	1,752,314
CMS Energy Corp.	306,500	8,205,005
Consolidated Edison, Inc.	55,960	3,093,469
NorthWestern Corp.	34,120	1,478,078
PG&E Corp.	361,796	14,573,143
Wisconsin Energy Corp.	178,100	7,362,654

		43,864,103

Oil, Gas & Consumable Fuels 5.9%
Apache Corp.	39,841	3,423,936
Devon Energy Corp.	52,691	3,259,992
Energen Corp.	60,200	4,259,150
Energy XXI (Bermuda) Ltd.	128,500	3,477,210
HollyFrontier Corp.	82,300	4,089,487
Imperial Oil Ltd.(a)	153,548	6,799,622
Murphy Oil Corp.	168,334	10,921,510
QEP Resources, Inc.	274,900	8,425,685
Southwestern Energy Co.*	82,828	3,257,625
Valero Energy Corp.	56,800	2,862,720
Williams Cos., Inc. (The)	121,800	4,697,826
Williams Partners LP	49,212	2,502,922
World Fuel Services Corp.	121,500	5,243,940

		63,221,625

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals 0.6%
Hospira, Inc.*	66,380	$2,740,166
Mallinckrodt PLC*	30,237	1,580,186
Questcor Pharmaceuticals, Inc.(a)	45,700	2,488,365

		6,808,717

Real Estate Investment Trusts (REITs) 5.4%
Annaly Capital Management, Inc.	1,404,263	14,000,502
Capstead Mortgage Corp.	407,650	4,924,412
CBL & Associates Properties, Inc.	472,000	8,477,120
Corrections Corp. of America	99,919	3,204,402
Duke Realty Corp.	862,300	12,968,992
Empire State Realty Trust, Inc., Class A	102,839	1,573,437
EPR Properties	84,300	4,144,188
Federal Realty Investment Trust	11,470	1,163,173
MFA Financial, Inc.	572,400	4,041,144
Piedmont Office Realty Trust, Inc., Class A	207,502	3,427,933

		57,925,303

Road & Rail 1.4%
Heartland Express, Inc.	124,344	2,439,629
Werner Enterprises, Inc.	515,900	12,758,207

		15,197,836

Semiconductors & Semiconductor Equipment 3.7%
Analog Devices, Inc.	29,700	1,512,621
Applied Materials, Inc.	327,933	5,801,135
KLA-Tencor Corp.	94,654	6,101,397
Lam Research Corp.*	79,600	4,334,220
Maxim Integrated Products, Inc.	89,464	2,496,940
Microchip Technology, Inc.	34,714	1,553,451
Micron Technology, Inc.*	75,400	1,640,704
NVIDIA Corp.	374,600	6,001,092
Teradyne, Inc.*	538,332	9,485,410

		38,926,970

Software 0.4%
CA, Inc.	122,900	4,135,585

Specialty Retail 1.5%
Abercrombie & Fitch Co., Class A	150,300	4,946,373
Bed Bath & Beyond, Inc.*	9,927	797,138
CST Brands, Inc.	30,831	1,132,114
Lowe’s Cos., Inc.	68,501	3,394,225
Staples, Inc.	373,900	5,941,271

		16,211,121

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	16,873	947,081

Thrifts & Mortgage Finance 0.8%
Capitol Federal Financial, Inc.	60,559	733,370
Ocwen Financial Corp.*	73,900	4,097,755

14

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
People’s United Financial, Inc.	256,969	$3,885,371

		8,716,496

Water Utilities 0.8%
American Water Works Co., Inc.	196,700	8,312,542

Wireless Telecommunication Services 0.1%
Rogers Communications, Inc., Class B	26,129	1,182,416

Total Common Stocks (cost $940,267,224)		1,026,549,485

Exchange Traded Fund 1.0%
Equity 1.0%
iShares Russell Mid-Cap Value ETF	155,223	10,199,704

Total Exchange Traded Fund (cost $9,475,523)		10,199,704

Mutual Fund 2.5%
Money Market Fund 2.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.07% (b)	26,606,408	26,606,408

Total Mutual Fund (cost $26,606,408)		26,606,408

Repurchase Agreements 1.6%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $5,000,001, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.75%, maturing 01/30/14 - 06/12/37; total market value $5,100,008. (c)	$5,000,000	$5,000,000
Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $7,380,090, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $7,527,690. (c)	7,380,088	7,380,088
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $5,000,078, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $5,100,000. (c)	5,000,000	5,000,000

Total Repurchase Agreements (cost $17,380,088)		17,380,088

Total Investments (cost $993,729,243 (d) — 101.6%		1,080,735,685

Liabilities in excess of other assets — (1.6%)		(17,326,418)

NET ASSETS — 100.0%		$1,063,409,267

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $16,921,705.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $17,380,088.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

15

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund (Continued)

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

UK	United Kingdom

At December 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	JPMorgan Chase Bank	1/31/14	(7,111,032)	$(6,638,782)	$(6,689,555)	$(50,773)
Euro	UBS AG	1/31/14	(35,941)	(49,203)	(49,443)	(240)
Euro	UBS AG	1/31/14	(1,265,820)	(1,728,952)	(1,741,365)	(12,413)
Swiss Franc	Credit Suisse International	1/31/14	(268,286)	(299,318)	(300,825)	(1,507)

Total Short Contracts				$(8,716,255)	$(8,781,188)	$(64,933)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Swiss Franc	Credit Suisse International	1/31/14	64,487	$72,043	$72,308	$265
Swiss Franc	Credit Suisse International	1/31/14	203,799	228,053	228,516	463

Total Long Contracts				$300,096	$300,824	$728

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund
Assets:
Investments, at value* (cost $976,349,155)	$1,063,355,597
Repurchase agreements, at value and cost	17,380,088

Total Investments	1,080,735,685

Cash	140
Dividends receivable	2,826,845
Security lending income receivable	5,871
Receivable for investments sold	1,189,612
Receivable for capital shares issued	245,751
Unrealized appreciation on forward foreign currency contracts (Note 2)	728
Prepaid expenses	2,164

Total Assets	1,085,006,796

Liabilities:
Payable for investments purchased	2,598,329
Payable for capital shares redeemed	736,039
Unrealized depreciation on forward foreign currency contracts (Note 2)	64,933
Payable upon return of securities loaned (Note 2)	17,380,088
Accrued expenses and other payables:
Investment advisory fees	638,468
Fund administration fees	29,470
Distribution fees	93,322
Administrative servicing fees	22,795
Accounting and transfer agent fees	348
Trustee fees	1,751
Custodian fees	6,005
Compliance program costs (Note 3)	12
Professional fees	9,254
Other	16,715

Total Liabilities	21,597,529

Net Assets	$1,063,409,267

Represented by:
Capital	$731,769,378
Accumulated undistributed net investment income	3,759,963
Accumulated net realized gains from investments, futures, forward and foreign currency transactions	240,937,711
Net unrealized appreciation/(depreciation) from investments	87,006,442
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(64,205)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(22)

Net Assets	$1,063,409,267

*	Includes value of securities on loan of $16,921,705 (Note 2).

17

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund
Net Assets:
Class I Shares	$452,260
Class II Shares	445,255,404
Class Y Shares	617,701,603

Total	$1,063,409,267

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	34,214
Class II Shares	33,637,448
Class Y Shares	46,626,092

Total	80,297,754

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.22
Class II Shares	$13.24
Class Y Shares	$13.25

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Year Ended December 31, 2013

NVIT Multi-Manager Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$20,863,363
Income from securities lending (Note 2)	390,964
Foreign tax withholding	(29,870)

Total Income	21,224,457

EXPENSES:
Investment advisory fees	7,270,582
Fund administration fees	323,556
Distribution fees Class II Shares	1,049,749
Administrative servicing fees Class I Shares	315
Administrative servicing fees Class II Shares	41,994
Professional fees	53,820
Printing fees	40,677
Trustee fees	32,207
Custodian fees	35,691
Accounting and transfer agent fees	4,457
Compliance program costs (Note 3)	3,306
Recoupment fees (Note 3)	35,174
Other	18,346

Total expenses before earnings credit and fees waived	8,909,874

Earnings credit (Note 4)	(318)
Investment advisory fees waived (Note 3)	(418,202)

Net Expenses	8,491,354

NET INVESTMENT INCOME	12,733,103

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	257,418,786
Net realized gains from futures transactions (Note 2)	1,292
Net realized gains from forward and foreign currency transactions (Note 2)	456,886

Net realized gains from investments, futures, forward and foreign currency transactions	257,876,964

Net change in unrealized appreciation/(depreciation) from investments	20,806,496
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(71,947)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	90

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	20,734,639

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	278,611,603

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$291,344,706

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$12,733,103	$13,590,450
Net realized gains from investments, futures, forward and foreign currency transactions	257,876,964	45,504,137
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	20,734,639	63,615,782

Change in net assets resulting from operations	291,344,706	122,710,369

Distributions to Shareholders From:
Net investment income:
Class I	(4,697)	(1,731)
Class II	(4,873,450)	(4,144,135)
Class Y	(8,079,609)	(6,463,833)
Net realized gains:
Class I	(9,040)	(10,819)
Class II	(19,146,652)	(36,242,050)
Class Y	(25,051,286)	(44,440,699)

Change in net assets from shareholder distributions	(57,164,734)	(91,303,267)

Change in net assets from capital transactions	(20,092,556)	70,050,624

Change in net assets	214,087,416	101,457,726

Net Assets:
Beginning of year	849,321,851	747,864,125

End of year	$1,063,409,267	$849,321,851

Accumulated undistributed net investment income at end of year	$3,759,963	$3,808,972

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$421,777	$99,529
Dividends reinvested	13,737	12,550
Cost of shares redeemed	(161,519)	(64,082)

Total Class I Shares	273,995	47,997

Class II Shares
Proceeds from shares issued	30,767,441	2,352,222
Dividends reinvested	24,020,102	40,386,185
Cost of shares redeemed	(83,461,131)	(67,920,525)

Total Class II Shares	(28,673,588)	(25,182,118)

Class Y Shares
Proceeds from shares issued	25,916,019	68,231,278
Dividends reinvested	33,130,895	50,904,532
Cost of shares redeemed	(50,739,877)	(23,951,065)

Total Class Y Shares	8,307,037	95,184,745

Change in net assets from capital transactions	$(20,092,556)	$70,050,624

20

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Mid Cap Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	34,104	9,685
Reinvested	1,099	1,242
Redeemed	(13,455)	(6,200)

Total Class I Shares	21,748	4,727

Class II Shares
Issued	2,586,196	224,492
Reinvested	1,931,875	4,000,046
Redeemed	(6,910,182)	(6,494,176)

Total Class II Shares	(2,392,111)	(2,269,638)

Class Y Shares
Issued	2,105,400	6,402,916
Reinvested	2,654,640	5,027,196
Redeemed	(4,275,752)	(2,303,378)

Total Class Y Shares	484,288	9,126,734

Total change in shares	(1,886,075)	6,861,823

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$10.32	0.17	3.48	3.65	(0.17)	(0.58)	(0.75)	$13.22	35.85%		$452,260	0.90%	1.39%	0.95%	113.76%
Year Ended December 31, 2012 (c)	$9.92	0.19	1.42	1.61	(0.14)	(1.07)	(1.21)	$10.32	16.65%		$128,695	0.79%	1.81%	0.82%	101.64%
Year Ended December 31, 2011 (c)	$10.29	0.12	(0.34)	(0.22)	(0.11)	(0.04)	(0.15)	$9.92	(2.08%	)	$76,777	0.83%	1.19%	0.83%	100.01%
Year Ended December 31, 2010 (c)	$9.13	0.12	1.66	1.78	(0.14)	(0.48)	(0.62)	$10.29	19.67%		$82,150	0.96%	1.20%	0.97%	114.03%
Year Ended December 31, 2009 (c)	$7.07	0.13	2.03	2.16	(0.10)	–	(0.10)	$9.13	30.76%		$9,371	0.91%	1.70%	0.95%	224.72%

Class II Shares
Year Ended December 31, 2013 (c)	$10.33	0.14	3.50	3.64	(0.15)	(0.58)	(0.73)	$13.24	35.68%		$445,255,404	1.02%	1.16%	1.07%	113.76%
Year Ended December 31, 2012 (c)	$9.93	0.16	1.43	1.59	(0.12)	(1.07)	(1.19)	$10.33	16.35%		$372,215,249	1.05%	1.51%	1.07%	101.64%
Year Ended December 31, 2011 (c)	$10.30	0.10	(0.34)	(0.24)	(0.09)	(0.04)	(0.13)	$9.93	(2.32%	)	$380,200,468	1.07%	0.95%	1.07%	100.01%
Year Ended December 31, 2010 (c)	$9.13	0.14	1.64	1.78	(0.13)	(0.48)	(0.61)	$10.30	19.63%		$451,700,368	1.07%	1.42%	1.10%	114.03%
Year Ended December 31, 2009 (c)	$7.07	0.11	2.03	2.14	(0.08)	–	(0.08)	$9.13	30.47%		$479,483,845	1.08%	1.35%	1.11%	224.72%

Class Y Shares
Year Ended December 31, 2013 (c)	$10.34	0.17	3.50	3.67	(0.18)	(0.58)	(0.76)	$13.25	35.97%		$617,701,603	0.76%	1.43%	0.81%	113.76%
Year Ended December 31, 2012 (c)	$9.93	0.19	1.43	1.62	(0.14)	(1.07)	(1.21)	$10.34	16.73%		$476,977,907	0.79%	1.81%	0.81%	101.64%
Year Ended December 31, 2011 (c)	$10.30	0.13	(0.35)	(0.22)	(0.11)	(0.04)	(0.15)	$9.93	(2.06%	)	$367,586,880	0.81%	1.26%	0.81%	100.01%
Year Ended December 31, 2010 (c)	$9.14	0.16	1.64	1.80	(0.16)	(0.48)	(0.64)	$10.30	19.81%		$284,817,077	0.81%	1.70%	0.83%	114.03%
Year Ended December 31, 2009 (c)	$7.07	0.13	2.04	2.17	(0.10)	–	(0.10)	$9.14	30.90%		$113,186,682	0.82%	1.62%	0.85%	224.72%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

22

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

23

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$48,882,443	$—	$—	$48,882,443
Airlines	2,060,568	—	—	2,060,568
Auto Components	18,954,741	—	—	18,954,741
Beverages	9,128,959	—	—	9,128,959
Capital Markets	14,569,226	—	—	14,569,226
Chemicals	16,796,248	—	—	16,796,248

24

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Commercial Banks	$46,461,627	$—	$—	$46,461,627
Commercial Services & Supplies	42,810,555	—	—	42,810,555
Communications Equipment	7,214,739	—	—	7,214,739
Computers & Peripherals	11,970,906	—	—	11,970,906
Construction & Engineering	15,285,177	—	—	15,285,177
Containers & Packaging	35,183,726	—	—	35,183,726
Diversified Consumer Services	5,044,248	—	—	5,044,248
Diversified Financial Services	4,214,985	—	—	4,214,985
Diversified Telecommunication Services	10,324,446	—	—	10,324,446
Electric Utilities	63,714,161	—	—	63,714,161
Electrical Equipment	3,104,810	—	—	3,104,810
Electronic Equipment, Instruments & Components	9,377,538	—	—	9,377,538
Energy Equipment & Services	13,596,248	—	—	13,596,248
Food & Staples Retailing	4,982,594	—	—	4,982,594
Food Products	17,680,063	—	—	17,680,063
Gas Utilities	11,613,308	—	—	11,613,308
Health Care Equipment & Supplies	32,933,079	—	—	32,933,079
Health Care Providers & Services	36,607,145	—	—	36,607,145
Hotels, Restaurants & Leisure	34,117,068	—	—	34,117,068
Industrial Conglomerates	10,846,040	2,132,795	—	12,978,835
Information Technology Services	42,790,249	—	—	42,790,249
Insurance	121,172,018	—	—	121,172,018
Leisure Equipment & Products	17,263,288	—	—	17,263,288
Life Sciences Tools & Services	9,810,058	—	—	9,810,058
Machinery	6,349,239	—	—	6,349,239
Media	14,091,208	—	—	14,091,208
Metals & Mining	4,955,324	—	—	4,955,324
Multiline Retail	15,060,864	—	—	15,060,864
Multi-Utilities	43,864,103	—	—	43,864,103
Oil, Gas & Consumable Fuels	63,221,625	—	—	63,221,625
Pharmaceuticals	6,808,717	—	—	6,808,717
Real Estate Investment Trusts (REITs)	57,925,303	—	—	57,925,303
Road & Rail	15,197,836	—	—	15,197,836
Semiconductors & Semiconductor Equipment	38,926,970	—	—	38,926,970
Software	4,135,585	—	—	4,135,585
Specialty Retail	16,211,121	—	—	16,211,121
Textiles, Apparel & Luxury Goods	947,081	—	—	947,081
Thrifts & Mortgage Finance	8,716,496	—	—	8,716,496
Water Utilities	8,312,542	—	—	8,312,542
Wireless Telecommunication Services	1,182,416	—	—	1,182,416
Total Common Stocks	$1,024,416,691	$2,132,795	$—	$1,026,549,486
Exchange Traded Fund	10,199,704	—	—	10,199,704
Forward Foreign Currency Contracts	—	728	—	728
Mutual Fund	26,606,408	—	—	26,606,408
Repurchase Agreements	—	17,380,088	—	17,380,088
Total Assets	$1,061,222,803	$19,513,611	$—	$1,080,736,414
Liabilities:
Forward Foreign Currency Contracts	—	(64,933)	—	(64,933)
Total Liabilities	$—	$(64,933)	$—	$(64,933)
Total	$1,061,222,803	$19,448,678	$—	$1,080,671,481

25

Notes to Financial Statements (Continued)

December 31, 2013

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Fund’s forward foreign currency contracts are reflected in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract,

26

Notes to Financial Statements (Continued)

December 31, 2013

the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

At December 31, 2013, the Fund had no open futures contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$728
Total		$728

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(64,933)
Total		$(64,933)

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts Currency risk	$440,591
Futures Contracts Equity risk	1,292
Total	$441,883

27

Notes to Financial Statements (Continued)

December 31, 2013

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency risk	$(71,947)
Total	$(71,947)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the year ended December 31, 2013. During the period from April 29, 2013 through May 1, 2013, the Fund held futures contracts with an average notional balance of $10,207,113. For the remainder of the year ended December 31, 2013, the Fund had no investments in futures contracts.

(e)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (futures contracts). Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (forward foreign currency contracts). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty is reported separately on the Statement of Assets and Liabilities as deposits with broker for futures contracts and due to broker for futures contracts, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $250,000) before

28

Notes to Financial Statements (Continued)

December 31, 2013

a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to scheduled termination in the event the Fund’s net assets decline by a stated percentage or absolute amount or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement, however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The following tables set forth the Fund’s net exposure by counterparty for derivative instruments that are subject to enforceable master netting arrangements or similar agreements:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$728	$—	$728
Total	$728	$—	$728

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Credit Suisse International	$728	$(728)	$—	$—
Total	$728	$(728)	$—	$—

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(64,933)	$—	$(64,933)
Total	$(64,933)	$—	$(64,933)

Amounts designated as “—” are zero.

29

Notes to Financial Statements (Continued)

December 31, 2013

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Chase Bank	$(50,773)	$—	$—	$(50,773)
UBS AG	(12,653)	—	—	(12,653)
Credit Suisse International	(1,507)	728	—	(779)
Total	$(64,933)	$728	$—	$(64,205)

Amounts designated as “—” are zero.

(f)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

30

Notes to Financial Statements (Continued)

December 31, 2013

(g)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% – 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreements and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

31

Notes to Financial Statements (Continued)

December 31, 2013

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses, REIT returns of capital dividends, and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Investments, Futures, Forward and Foreign Currency Transactions
$(8)	$175,644	$(175,636)

(j)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

32

Notes to Financial Statements (Continued)

December 31, 2013

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
American Century Investments Management, Inc.
Thompson, Siegel, Walmsley LLC
Wedge Capital Management, LLP(a)
Columbia Management Investment Advisors, LLC(b)

(a)	Effective December 13, 2013, Wedge Capital Management LLP was appointed as a subadviser to the Fund.
(b)	Effective December 13, 2013, Columbia Management Investment Advisors, LLC was terminated and ceased serving as a subadviser to the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.73%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.81% for all share classes until at least April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

33

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund, are:

Fiscal Year 2011 Amount	Fiscal Year 2012 Amount	Fiscal Year 2013 Amount	Total
$9,533	$—	$—	$9,533

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to the Expense Limitation Agreement, during the year ended December 31, 2013, the Fund reimbursed NFA in the amount of $35,174.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $418,202, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $323,556 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $3,306.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $42,309 in administrative services fees from the Fund.

34

Notes to Financial Statements (Continued)

December 31, 2013

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $1,072,532,109 and sales of $1,142,405,718 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its

35

Notes to Financial Statements (Continued)

December 31, 2013

vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $66,458 of brokerage commissions.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$33,359,858	$23,804,876	$57,164,734	$—	$57,164,734

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$43,627,740	$47,675,527	$91,303,267	$—	$91,303,267

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$91,125,027	$163,605,188	$254,730,215	$—	$76,909,674	$331,639,889

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$1,003,825,989	$89,188,330	$(12,278,634)	$76,909,696

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Mid Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Mid Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

37

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 39.39%.

The Fund designates $23,804,876, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

Approval of Subadvisory Agreement

At the December 11, 2013 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), an investment subadvisory agreement with WEDGE Capital Management L.L.P. (“WEDGE”) (the “Subadvisory Agreement”). The Trustees were provided with detailed materials relating to WEDGE in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

The Trustees met in person with Nationwide Fund Advisors (“NFA”), the investment adviser to the Fund, Trust counsel, Independent Legal Counsel, and others.

In making their determinations, the Trustees took into account information as to WEDGE’s account management style, investment philosophy and process, past performance, and WEDGE’s personnel. In evaluating the Subadvisory Agreement, the Trustees also reviewed information provided by NFA, including the terms of the Subadvisory Agreement and information regarding fee arrangements, including the structure of the sub-advisory fees, and the fact that NFA pays WEDGE out of its advisory fees. The Trustees also took into account information presented by NFA as to the performance record of the proposed management team.

After discussion and consideration among themselves, and with NFA, Trust counsel, and Independent Legal Counsel, the Trustees, including all of the Independent Trustees, determined that the fees to be paid to WEDGE under the Subadvisory Agreement appeared to be fair and reasonable in light of the information provided, and approved the Subadvisory Agreement for a two-year period commencing from the execution of the Subadvisory Agreement.

38

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of
Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex
Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

39

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

40

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

41

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

42

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

43

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

44

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

45

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

46

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

47

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

48

Annual Report

December 31, 2013

NVIT Multi-Manager Small Cap Growth Fund

AR-MM-SCG 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, smallcapitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t)

The strong performance in domestic equities was broad based during the reporting period, with smallcapitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/ Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Multi-Manager Small Cap Growth Fund

For the annual period ended December 31, 2013, the NVIT Multi-Manager Small Cap Growth Fund (Class I) returned 44.29% versus 43.30% for its benchmark, the Russell 2000® Growth Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Small-Cap Growth Funds (consisting of 97 funds as of December 31, 2013) was 41.22% for the same time period.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by OppenheimerFunds, Inc. and Wellington Management Company, LLP.

The following commentary is provided by OppenheimerFunds, Inc.

Portfolio Manager:

Ronald J. Zibelli Jr., CFA

The OppenheimerFunds sleeve outperformed the Index in eight out of 10 sectors, led by stronger relative stock selection in industrials, information technology and consumer discretionary. The sleeve underperformed the benchmark index in the health-care and consumer staples sectors due primarily to weaker relative stock selection.

Global Market and Economic Environment

Equities in the U.S. and developed markets throughout the world delivered strong performance in 2013. Accommodative monetary policies on the part of central banks in the U.S., Europe and Japan, combined with supportive equity valuations relative to bonds, have been instrumental in this performance. Signs that the U.S. economy was on the mend, demonstrated by rising house prices, also helped sentiment toward stocks. Mid-year, comments from the Federal Reserve suggesting the aggressive quantitative easing (QE) policy would be “tapered” (gradually reduced) in the foreseeable future led to significant sell-offs in both stocks and bonds. The Fed’s clarification that the timeframe in which this would be executed would be later rather than earlier, however, allowed for a rebound in markets to resume. Emerging markets equities had mixed results, with inflation concerns in a variety of markets, slower-than-expected growth and policy orientations toward a more redistributive stance hurting performance. A further recognition that these markets have greater structural volatility than those of the developed world was evidenced in a reduction in price-to-earnings ratios.

Top Individual Contributors

Top individual contributors to sleeve performance for the reporting period included consumer discretionary stock Conn’s, Inc. and four information technology holdings: Cornerstone OnDemand, Inc.; The Ultimate Software Group, Inc.; CoStar Group, Inc.; and Guidewire Software, Inc.

Top Individual Detractors

Top detractors from sleeve performance for the reporting period included Vocera Communications, Inc. (health care); Procera Networks, Inc. (information technology); Vitamin Shoppe, Inc. (consumer discretionary); Elizabeth Arden, Inc. (consumer staples); and BioScrip, Inc. (health care). The sleeve exited its position in each of these stocks during the reporting period.

Portfolio Positioning

At the end of the reporting period, the sleeve’s largest sector overweight was primarily in information technology. The sleeve also was overweight in industrials, financials and energy to a lesser degree. The sleeve had its greatest underweight positions in health care, consumer staples, consumer discretionary and materials, and held no securities in the utilities and telecommunication services sectors at the end of the reporting period.

Outlook

Our long-term investment process is unchanged as we focus on outperforming the Index with superior stock selection. We seek dynamic companies with above-average and sustainable revenue and earnings growth potential. We also continue to favor well-established, high-quality growth companies with proven management teams.

The macroeconomic environment remains characterized by modest economic expansion,

5

Fund Commentary (con’t.)	NVIT Multi-Manager Small Cap Growth Fund

slow corporate profit growth and low (albeit more volatile) interest rates. We believe this environment places a bigger premium on companies that can generate organic growth, which is a favorable backdrop for the sleeve.

The following commentary is provided by Wellington Management Company, LLP

Portfolio Manager:

Mammen Chally, CFA

The industrials, health-care and consumer discretionary sectors contributed the most to relative sleeve performance for the reporting period. Security selection was strongest within the industrials and health-care sectors. The sleeve also benefited from underweights to the materials and consumer discretionary sectors, as well as an overweight to the energy sector during the reporting period.

The energy, consumer staples and telecommunication services sectors detracted the most from relative sleeve performance for the reporting period. Security selection was weakest in the energy and consumer staples sectors. An underweight allocation in the sleeve to the outperforming telecommunication services sector, as well as a fractional cash position in an upward-trending market also detracted from relative sleeve performance during the reporting period.

Sleeve holdings in Ubiquiti Networks, NPS Pharmaceuticals and DexCom contributed the most to relative sleeve returns. Shares of Ubiquiti Networks, a manufacturer and supplier of broadband wireless solutions worldwide, surged after the firm reported better-than-expected quarterly revenue and earnings. In addition, management significantly increased revenue and earnings guidance for the fourth quarter. We continued to hold the stock at the end of the reporting period. Shares of NPS Pharmaceuticals, a U.S.-based drug developer focused on creating and marketing “orphan drugs” for the treatment of rare diseases, rose during the reporting period, largely due to the approval and launch of the company’s Gattex drug. We continued to hold the stock at the end of the reporting period. DexCom is a manufacturer and distributor of continuous glucose monitoring systems for diabetes management. The stock surged after third quarter sales came in well above consensus expectations. Continued momentum of the G4 sensor in the U.S. drove earnings above expectations, with DexCom seeing higher referrals, sensor utilization and disposables/hardware mix. We continued to hold the stock at the end of the reporting period.

Sleeve holdings in Model N, Ultratech and DFC Global detracted the most from relative sleeve returns. Model N is a provider of revenue management solutions. Shares underperformed after the company preannounced disappointing quarterly and full fiscal year revenue expectations. We established a position in these names during the reporting period. Ultratech is a manufacturer and distributor of photolithography equipment used worldwide in the fabrication of semiconductor and nanotechnology devices. The stock fell after management issued fourth-quarter 2013 revenue guidance below analysts’ estimates. We continued to hold the stock at the end of the reporting period. Shares of DFC Global, a provider of alternative financial services including installment loans, money transfers and check cashing services, moved lower after the company announced mixed results with strong profitability and weak revenue. We continued to hold the stock at the end of the reporting period.

Derivatives were not an active part of the investment process for the sleeve during the reporting period.

The Fund is subject to the risks of investing in equity securities, including investing in smaller companies. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund is also subject to the risks associated with investing in foreign securities. Growth funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Multi-Manager Small Cap Growth Fund

Objective

The Fund seeks capital growth.

Highlights

•	The Fund Class I returned 44.29%, outperforming the benchmark by 0.99% and the Lipper peer group by 3.07%.

•

For OppenheimerFunds, top individual contributors to sleeve performance during the reporting period included Conn’s, Inc.; Cornerstone OnDemand, Inc.; The Ultimate Software Group, Inc.; CoStar Group, Inc.; and Guidewire Software, Inc. Top detractors from sleeve performance during the reporting period included Vocera Communications, Inc.; Procera Networks, Inc.; Vitamin Shoppe, Inc.; Elizabeth Arden, Inc. and BioScrip, Inc.

•

For Wellington Management Company, sleeve holdings in industrials, health care and consumer discretionary sectors contributed the most to relative sleeve performance, while energy, consumer staples and telecommunication services sectors detracted the most from relative sleeve performance.

Asset Allocation†

Common Stocks	98.2%
Repurchase Agreements	9.2%
Mutual Fund	1.2%
Exchange Traded Fund	0.7%
Liabilities in excess of other assets††	(9.3)%
100.0%

Top Industries†††

Software	10.7%
Internet Software & Services	6.5%
Health Care Providers & Services	4.7%
Health Care Equipment & Supplies	4.2%
Hotels, Restaurants & Leisure	4.0%
Biotechnology	3.7%
Oil, Gas & Consumable Fuels	3.6%
Specialty Retail	3.4%
Information Technology Services	3.4%
Machinery	3.1%
Other Industries*	52.7%
100.0%

Top Holdings†††

Aspen Technology, Inc.	1.3%
A.O. Smith Corp.	1.2%
On Assignment, Inc.	1.2%
Buffalo Wild Wings, Inc.	1.1%
Team Health Holdings, Inc.	1.1%
Fidelity Institutional Money Market Fund — Institutional Class	1.1%
Tyler Technologies, Inc.	1.0%
DexCom, Inc.	0.9%
Ultimate Software Group, Inc. (The)	0.9%
Cornerstone OnDemand, Inc.	0.9%
Other Holdings*	89.3%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

7

Fund Performance	NVIT Multi-Manager Small Cap Growth Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class I	44.29%	21.06%	6.82%
Class II	43.95%	20.76%	6.56%
Class III	44.37%	21.09%	6.82%
Class Y2	44.56%	21.25%	6.92%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of the Class Y shares (March 27, 2008), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than to apply to Class I shares.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	1.22%	1.11%
Class II	1.47%	1.36%
Class III	1.22%	1.11%
Class Y	1.07%	0.96%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Multi-Manager Small Cap Growth Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Growth Fund versus performance of the Russell 2000® Growth Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT Multi-Manager Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for

Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Cap Growth Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,240.90	6.21	1.10
	Hypothetical	[a,b]	1,000.00	1,019.66	5.60	1.10
Class II Shares	Actual	[a]	1,000.00	1,239.00	7.62	1.35
	Hypothetical	[a,b]	1,000.00	1,018.40	6.87	1.35
Class III Shares	Actual	[a]	1,000.00	1,240.60	6.21	1.10
	Hypothetical	[a,b]	1,000.00	1,019.66	5.60	1.10
Class Y Shares	Actual	[a]	1,000.00	1,241.40	5.37	0.95
	Hypothetical	[a,b]	1,000.00	1,020.42	4.84	0.95

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 98.2%

	Shares	Market Value

Aerospace & Defense 3.2%
Astronics Corp.*	15,456	$788,256
Curtiss-Wright Corp.	4,730	294,348
Esterline Technologies Corp.*	5,785	589,839
HEICO Corp.	33,110	1,918,724
Hexcel Corp.*	43,150	1,928,373
Moog, Inc., Class A*	12,960	880,502
Teledyne Technologies, Inc.*	9,660	887,368

		7,287,410

Auto Components 1.0%
Dana Holding Corp.	40,180	788,332
Tenneco, Inc.*	26,455	1,496,559

		2,284,891

Biotechnology 4.1%
Acorda Therapeutics, Inc.*	16,865	492,458
Aegerion Pharmaceuticals, Inc.*	8,510	603,870
Agios Pharmaceuticals, Inc.* (a)	14,360	343,922
Alkermes PLC*	20,955	852,030
Alnylam Pharmaceuticals, Inc.*	10,900	701,197
Cubist Pharmaceuticals, Inc.*	13,870	955,227
Durata Therapeutics, Inc.* (a)	30,030	384,084
Exelixis, Inc.* (a)	97,695	598,870
Hyperion Therapeutics, Inc.*	19,695	398,233
ImmunoGen, Inc.* (a)	34,645	508,242
Infinity Pharmaceuticals, Inc.*	19,420	268,190
Ironwood Pharmaceuticals, Inc.* (a)	35,246	409,206
NPS Pharmaceuticals, Inc.*	49,380	1,499,177
Portola Pharmaceuticals, Inc.* (a)	14,800	381,100
Puma Biotechnology, Inc.* (a)	5,830	603,580
TESARO, Inc.*	15,650	441,956

		9,441,342

Building Products 1.9%
A.O. Smith Corp.	54,560	2,942,966
AAON, Inc.	16,500	527,175
Lennox International, Inc.	10,715	911,418

		4,381,559

Capital Markets 1.9%
Artisan Partners Asset Management, Inc., Class A	15,180	989,584
Evercore Partners, Inc., Class A	12,490	746,652
Financial Engines, Inc.	20,600	1,431,288
HFF, Inc., Class A*	21,950	589,358
Virtus Investment Partners, Inc.*	3,270	654,163

		4,411,045

Chemicals 1.6%
Cabot Corp.	9,440	485,216
Olin Corp. (a)	17,010	490,739
OMNOVA Solutions, Inc.*	56,385	513,667
PolyOne Corp.	63,755	2,253,739

		3,743,361

Common Stocks (continued)

	Shares	Market Value

Commercial Banks 3.1%
First Financial Holdings, Inc.	11,980	$796,790
First Merchants Corp.	29,810	678,476
Flushing Financial Corp.	18,735	387,814
Home BancShares, Inc.	25,140	938,979
Signature Bank*	15,280	1,641,378
Umpqua Holdings Corp. (a)	29,490	564,439
Western Alliance Bancorp*	60,420	1,441,621
Wintrust Financial Corp.	14,695	677,733

		7,127,230

Commercial Services & Supplies 1.3%
Deluxe Corp.	20,040	1,045,888
Mobile Mini, Inc.*	46,000	1,894,280

		2,940,168

Communications Equipment 1.0%
Oplink Communications, Inc.*	24,795	461,187
Plantronics, Inc.	22,230	1,032,584
Ubiquiti Networks, Inc.* (a)	17,865	821,075

		2,314,846

Computers & Peripherals 0.9%
Stratasys Ltd.*	15,240	2,052,828

Construction Materials 1.0%
Caesarstone Sdot-Yam Ltd.	13,770	683,956
Eagle Materials, Inc.	12,810	991,878
Headwaters, Inc.*	69,555	680,944

		2,356,778

Consumer Finance 0.6%
Credit Acceptance Corp.*	3,040	395,170
DFC Global Corp.*	34,205	391,647
Portfolio Recovery Associates, Inc.*	8,610	454,952
Springleaf Holdings, Inc.*	5,000	126,400

		1,368,169

Containers & Packaging 0.7%
Graphic Packaging Holding Co.*	96,845	929,712
Silgan Holdings, Inc.	14,915	716,218

		1,645,930

Distributors 0.5%
Core-Mark Holding Co., Inc.	14,000	1,063,020

Diversified Consumer Services 0.4%
Sotheby’s	18,685	994,042

Diversified Financial Services 0.3%
MarketAxess Holdings, Inc.	9,270	619,885

Electrical Equipment 1.6%
Acuity Brands, Inc.	10,510	1,148,953
AZZ, Inc.	15,645	764,415

11

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
Franklin Electric Co., Inc.	3,600	$160,704
Generac Holdings, Inc.	21,870	1,238,717
GrafTech International Ltd.* (a)	41,970	471,323

		3,784,112

Electronic Equipment, Instruments & Components 1.9%
Belden, Inc.	7,680	541,056
CDW Corp.	22,340	521,862
Cognex Corp.*	25,060	956,791
Coherent, Inc.*	4,560	339,218
FEI Co.	10,650	951,684
Methode Electronics, Inc.	28,410	971,338

		4,281,949

Energy Equipment & Services 0.8%
Bristow Group, Inc.	7,610	571,206
Dril-Quip, Inc.*	10,620	1,167,457

		1,738,663

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	16,855	1,184,064
Natural Grocers by Vitamin Cottage, Inc.*	16,300	691,935
Sprouts Farmers Market, Inc.*	10,270	394,676

		2,270,675

Food Products 1.2%
Annie’s, Inc.* (a)	12,050	518,632
Boulder Brands, Inc.*	52,090	826,148
Darling International, Inc.*	35,640	744,163
TreeHouse Foods, Inc.*	9,620	663,010

		2,751,953

Health Care Equipment & Supplies 4.6%
Atrion Corp.	2,035	602,869
Cardiovascular Systems, Inc.*	5,430	186,195
Cyberonics, Inc.*	22,815	1,494,611
DexCom, Inc.*	67,473	2,389,219
Globus Medical, Inc., Class A* (a)	47,520	958,953
HeartWare International, Inc.*	5,445	511,612
ICU Medical, Inc.*	11,270	718,012
Insulet Corp.*	34,900	1,294,790
Spectranetics Corp.*	35,500	887,500
Vascular Solutions, Inc.*	39,660	918,129
West Pharmaceutical Services, Inc.	14,950	733,447

		10,695,337

Health Care Providers & Services 5.1%
Acadia Healthcare Co., Inc.* (a)	26,980	1,276,963
Centene Corp.*	20,100	1,184,895
Corvel Corp.*	18,050	842,935
ExamWorks Group, Inc.*	31,920	953,450
HealthSouth Corp.	32,545	1,084,399
MWI Veterinary Supply, Inc.*	6,290	1,073,011

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Team Health Holdings, Inc.*	61,610	$2,806,336
U.S. Physical Therapy, Inc.	23,525	829,492
WellCare Health Plans, Inc.*	23,880	1,681,630

		11,733,111

Health Care Technology 0.7%
HealthStream, Inc.*	18,610	609,850
Medidata Solutions, Inc.*	15,870	961,246
Omnicell, Inc.*	4,312	110,085

		1,681,181

Hotels, Restaurants & Leisure 4.4%
Bloomin’ Brands, Inc.*	39,755	954,518
Brinker International, Inc.	17,515	811,645
Buffalo Wild Wings, Inc.*	19,425	2,859,360
Chuy’s Holdings, Inc.*	19,770	712,115
Del Frisco’s Restaurant Group, Inc.*	28,360	668,445
Fiesta Restaurant Group, Inc.*	25,470	1,330,553
Ignite Restaurant Group, Inc.* (a)	36,035	450,437
Marriott Vacations Worldwide Corp.*	18,510	976,588
Multimedia Games Holding Co., Inc.*	23,310	731,002
Red Robin Gourmet Burgers, Inc.*	9,620	707,455

		10,202,118

Household Durables 0.6%
La-Z-Boy, Inc.	26,930	834,830
Taylor Morrison Home Corp., Class A*	22,310	500,859

		1,335,689

Information Technology Services 3.7%
Acxiom Corp.*	16,170	597,967
Blackhawk Network Holdings, Inc.*	14,360	362,734
Cass Information Systems, Inc.	16,690	1,124,071
ExlService Holdings, Inc.*	23,320	644,098
Heartland Payment Systems, Inc.	22,915	1,142,084
Higher One Holdings, Inc.*	55,545	542,119
iGATE Corp.*	25,670	1,030,907
MAXIMUS, Inc.	19,980	878,920
Sapient Corp.*	60,510	1,050,454
WEX, Inc.*	12,254	1,213,514

		8,586,868

Insurance 0.6%
AMERISAFE, Inc.	16,800	709,632
Protective Life Corp.	14,005	709,493

		1,419,125

Internet & Catalog Retail 0.7%
HSN, Inc.	19,060	1,187,438
RetailMeNot, Inc.*	7,810	224,850
zulily, Inc., Class A* (a)	5,460	226,208

		1,638,496

12

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 7.1%
Benefitfocus, Inc.*	3,800	$219,412
Carbonite, Inc.*	39,195	463,677
ChannelAdvisor Corp.*	18,160	757,454
Cornerstone OnDemand, Inc.*	44,630	2,380,564
CoStar Group, Inc.*	12,030	2,220,497
Criteo SA, ADR-FR*	2,680	91,656
Cvent, Inc.*	12,970	471,978
Demandware, Inc.*	7,660	491,159
Envestnet, Inc.*	15,150	610,545
j2 Global, Inc. (a)	22,795	1,139,978
OpenTable, Inc.*	13,710	1,088,163
Pandora Media, Inc.*	31,560	839,496
Shutterstock, Inc.* (a)	17,480	1,461,852
SPS Commerce, Inc.*	16,610	1,084,633
Web.com Group, Inc.*	51,370	1,633,052
WebMD Health Corp.* (a)	15,585	615,608
Yelp, Inc.*	10,940	754,313

		16,324,037

Leisure Equipment & Products 0.4%
Arctic Cat, Inc.	15,530	884,899

Life Sciences Tools & Services 1.3%
Bruker Corp.*	39,900	788,823
Fluidigm Corp.*	5,400	206,928
ICON PLC*	28,640	1,157,342
PAREXEL International Corp.*	18,725	845,996

		2,999,089

Machinery 3.4%
Altra Industrial Motion Corp.	21,680	741,890
Chart Industries, Inc.*	10,935	1,045,823
Lindsay Corp.	7,150	591,663
Middleby Corp. (The)*	8,080	1,938,958
Proto Labs, Inc.* (a)	14,890	1,059,870
Sun Hydraulics Corp.	13,305	543,243
Trimas Corp.*	13,335	531,933
Wabtec Corp.	18,750	1,392,562

		7,845,942

Media 1.4%
Lions Gate Entertainment Corp. (a)	44,940	1,422,800
MDC Partners, Inc., Class A	15,150	386,477
Nexstar Broadcasting Group, Inc., Class A	16,220	903,941
Sinclair Broadcast Group, Inc., Class A	17,310	618,486

		3,331,704

Metals & Mining 0.3%
Carpenter Technology Corp.	12,190	758,218

Oil, Gas & Consumable Fuels 3.9%
Athlon Energy, Inc.*	23,820	720,555
Bonanza Creek Energy, Inc.*	16,900	734,643

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.*	20,340	$1,075,172
Energy XXI (Bermuda) Ltd.	28,310	766,069
EPL Oil & Gas, Inc.*	16,545	471,533
Jones Energy, Inc., Class A*	37,640	545,027
Oasis Petroleum, Inc.*	32,360	1,519,949
PBF Energy, Inc., Class A (a)	21,505	676,547
Rex Energy Corp.*	37,090	731,044
Rosetta Resources, Inc.*	20,300	975,212
SemGroup Corp., Class A	12,430	810,809

		9,026,560

Paper & Forest Products 0.4%
KapStone Paper and Packaging Corp.*	16,310	911,077

Personal Products 0.7%
Elizabeth Arden, Inc.*	18,890	669,650
Prestige Brands Holdings, Inc.*	27,545	986,111

		1,655,761

Pharmaceuticals 2.3%
Akorn, Inc.* (a)	36,050	887,912
Cadence Pharmaceuticals, Inc.*	60,675	549,109
Jazz Pharmaceuticals PLC*	6,590	834,030
Medicines Co. (The)*	50,670	1,956,875
Salix Pharmaceuticals Ltd.*	8,120	730,313
XenoPort, Inc.*	43,800	251,850

		5,210,089

Professional Services 3.3%
Advisory Board Co. (The)*	14,020	892,653
Exponent, Inc.	12,810	992,006
GP Strategies Corp.*	23,595	702,895
Huron Consulting Group, Inc.*	9,270	581,414
On Assignment, Inc.*	84,005	2,933,455
WageWorks, Inc.*	23,890	1,420,022

		7,522,445

Real Estate Investment Trusts (REITs) 0.9%
CoreSite Realty Corp.	17,225	554,473
Glimcher Realty Trust	42,795	400,561
Ramco-Gershenson Properties Trust	25,580	402,629
Sunstone Hotel Investors, Inc.	50,660	678,844

		2,036,507

Real Estate Management & Development 0.2%
Altisource Residential Corp.	14,515	437,047

Road & Rail 1.5%
Avis Budget Group, Inc.*	29,540	1,194,007
Celadon Group, Inc.	22,950	447,066
Genesee & Wyoming, Inc., Class A*	14,950	1,435,948
Marten Transport Ltd.	24,892	502,569

		3,579,590

13

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment 2.1%
GT Advanced Technologies, Inc.* (a)	60,940	$531,397
Monolithic Power Systems, Inc.*	54,520	1,889,663
Nanometrics, Inc.*	30,065	572,738
SunEdison, Inc.*	89,865	1,172,738
Ultratech, Inc.*	21,530	624,370

		4,790,906

Software 11.7%
Aspen Technology, Inc.*	77,770	3,250,786
CommVault Systems, Inc.*	21,750	1,628,640
Ellie Mae, Inc.* (a)	18,220	489,571
Fair Isaac Corp.	18,580	1,167,567
FireEye, Inc.*	1,520	66,287
FleetMatics Group PLC* (a)	45,195	1,954,684
Guidewire Software, Inc.*	42,370	2,079,096
Imperva, Inc.*	34,565	1,663,614
Infoblox, Inc.*	40,350	1,332,357
Interactive Intelligence Group, Inc.*	18,400	1,239,424
Manhattan Associates, Inc.*	10,240	1,202,995
Mitek Systems, Inc.* (a)	58,430	347,074
Model N, Inc.* (a)	28,840	340,024
Netscout Systems, Inc.*	21,885	647,577
PTC, Inc.*	30,405	1,076,033
ServiceNow, Inc.*	19,240	1,077,632
Silver Spring Networks, Inc.*	9,060	190,260
Solera Holdings, Inc.	8,405	594,738
Splunk, Inc.*	14,940	1,025,930
Tableau Software, Inc., Class A*	11,810	814,063
Tyler Technologies, Inc.*	23,710	2,421,502
Ultimate Software Group, Inc. (The)*	15,580	2,387,168

		26,997,022

Specialty Retail 3.8%
Asbury Automotive Group, Inc.*	10,500	564,270
Conn’s, Inc.* (a)	23,640	1,862,596
DSW, Inc., Class A	15,650	668,724
Five Below, Inc.* (a)	30,220	1,305,504
Group 1 Automotive, Inc.	9,985	709,135
Lithia Motors, Inc., Class A	16,840	1,169,033
Lumber Liquidators Holdings, Inc.* (a)	11,460	1,179,119
Pier 1 Imports, Inc. (a)	52,225	1,205,353

		8,663,734

Textiles, Apparel & Luxury Goods 1.6%
Fifth & Pacific Cos., Inc.*	36,115	1,158,208
Steven Madden Ltd.*	58,275	2,132,282
Vince Holding Corp.*	13,902	426,375

		3,716,865

Thrifts & Mortgage Finance 0.3%
EverBank Financial Corp.	37,645	690,409

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors 1.2%
Applied Industrial Technologies, Inc.	14,695	$721,378
H&E Equipment Services, Inc.*	68,900	2,041,507

		2,762,885

Total Common Stocks (cost $170,574,866)		226,296,567

Exchange Traded Fund 0.7%
Equity Fund 0.7%
iShares Russell 2000 Growth ETF (a)	12,700	1,720,977

Total Exchange Traded Fund (cost $1,658,912)		1,720,977

Mutual Fund 1.2%
Money Market Fund 1.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.07% (b)	2,710,969	2,710,969

Total Mutual Fund (cost $2,710,969)		2,710,969

Repurchase Agreements 9.2%

	Principal Amount

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $5,000,001, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 6.75%, maturing 01/30/14 - 06/12/37; total market value $5,100,008. (c)	$5,000,000	5,000,000
Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $1,000,044, collateralized by U.S. Government Treasury Securities, 0.13%, maturing 04/15/17 - 01/15/23; total market value $1,020,000. (c)	1,000,000	1,000,000
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $5,000,078, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $5,100,000. (c)	5,000,000	5,000,000

14

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $10,161,976, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $10,365,212.(c)	$10,161,973	$10,161,973

Total Repurchase Agreements (cost $21,161,973)		21,161,973

Total Investments (cost $196,106,720) (d) — 109.3%		251,890,486

Liabilities in excess of other assets — (9.3%)		(21,337,338)

NET ASSETS — 100.0%		$230,553,148

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $20,748,791.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $21,161,973.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

FR	France

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

December 31, 2013

NVIT Multi-Manager Small Cap Growth Fund
Assets:
Investments, at value* (cost $174,944,747)	$230,728,513
Repurchase agreements, at value and cost	21,161,973

Total Investments	251,890,486

Dividends receivable	57,002
Security lending income receivable	6,407
Receivable for investments sold	433,700
Receivable for capital shares issued	103,093
Prepaid expenses	392

Total Assets	252,491,080

Liabilities:
Payable for investments purchased	442,421
Payable for capital shares redeemed	110,278
Payable upon return of securities loaned (Note 2)	21,161,973
Accrued expenses and other payables:
Investment advisory fees	159,225
Fund administration fees	12,067
Distribution fees	5,262
Administrative servicing fees	21,030
Accounting and transfer agent fees	232
Trustee fees	189
Custodian fees	1,470
Compliance program costs (Note 3)	17
Professional fees	8,319
Printing fees	15,252
Other	197

Total Liabilities	21,937,932

Net Assets	$230,553,148

Represented by:
Capital	$143,325,674
Accumulated net realized gains from investment transactions	31,443,708
Net unrealized appreciation/(depreciation) from investments	55,783,766

Net Assets	$230,553,148

Net Assets:
Class I Shares	$60,034,897
Class II Shares	25,728,995
Class III Shares	1,755,284
Class Y Shares	143,033,972

Total	$230,553,148

*	Includes value of securities on loan of $20,748,791 (Note 2).

16

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,520,738
Class II Shares	1,113,664
Class III Shares	74,109
Class Y Shares	5,950,020

Total	9,658,531

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$23.82
Class II Shares	$23.10
Class III Shares	$23.69
Class Y Shares	$24.04

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations

For the Year Ended December 31, 2013

NVIT Multi-Manager Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$891,292
Income from securities lending (Note 2)	137,145
Foreign tax withholding	(1,105)

Total Income	1,027,332

EXPENSES:
Investment advisory fees	1,880,001
Fund administration fees	131,122
Distribution fees Class II Shares	54,347
Administrative servicing fees Class I Shares	79,289
Administrative servicing fees Class II Shares	32,608
Administrative servicing fees Class III Shares	1,587
Professional fees	32,363
Printing fees	35,827
Trustee fees	7,053
Custodian fees	7,722
Accounting and transfer agent fees	2,548
Compliance program costs (Note 3)	697
Other	7,475

Total expenses before earnings credit and fees waived	2,272,639

Earnings credit (Note 5)	(113)
Investment advisory fees waived (Note 3)	(199,898)

Net Expenses	2,072,628

NET INVESTMENT LOSS	(1,045,296)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	33,708,429
Net change in unrealized appreciation/(depreciation) from investments	40,384,417

Net realized/unrealized gains from investments	74,092,846

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$73,047,550

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment loss	$(1,045,296)	$(663,362)
Net realized gains from investment transactions	33,708,429	13,702,742
Net change in unrealized appreciation/(depreciation) from investments	40,384,417	10,458,994

Change in net assets resulting from operations	73,047,550	23,498,374

Distributions to Shareholders From:
Net realized gains:
Class I	(2,970,270)	–
Class II	(1,264,490)	–
Class III	(63,297)	–
Class Y	(6,684,801)	–

Change in net assets from shareholder distributions	(10,982,858)	–

Change in net assets from capital transactions	5,108,944	(33,535,313)

Change in net assets	67,173,636	(10,036,939)

Net Assets:
Beginning of year	163,379,512	173,416,451

End of year	$230,553,148	$163,379,512

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,660,601	$4,778,472
Dividends reinvested	2,970,270	–
Cost of shares redeemed	(16,344,867)	(13,189,908)

Total Class I Shares	(3,713,996)	(8,411,436)

Class II Shares
Proceeds from shares issued	5,845,443	4,434,399
Dividends reinvested	1,264,490	–
Cost of shares redeemed	(6,626,862)	(11,111,522)

Total Class II Shares	483,071	(6,677,123)

Class III Shares
Proceeds from shares issued	1,204,989	236,291
Dividends reinvested	63,297	–
Cost of shares redeemed	(372,734)	(282,385)

Total Class III Shares	895,552	(46,094)

Class Y Shares
Proceeds from shares issued	19,535,337	10,893,951
Dividends reinvested	6,684,801	–
Cost of shares redeemed	(18,775,821)	(29,294,611)

Total Class Y Shares	7,444,317	(18,400,660)

Change in net assets from capital transactions	$5,108,944	$(33,535,313)

19

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	446,154	280,569
Reinvested	135,877	–
Redeemed	(789,725)	(781,651)

Total Class I Shares	(207,694)	(501,082)

Class II Shares
Issued	279,924	267,390
Reinvested	59,590	–
Redeemed	(326,621)	(673,256)

Total Class II Shares	12,893	(405,866)

Class III Shares
Issued	57,508	13,869
Reinvested	2,912	–
Redeemed	(17,942)	(16,875)

Total Class III Shares	42,478	(3,006)

Class Y Shares
Issued	1,002,805	646,881
Reinvested	303,166	–
Redeemed	(880,994)	(1,661,531)

Total Class Y Shares	424,977	(1,014,650)

Total change in shares	272,654	(1,924,604)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

20

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$17.39	(0.12)	7.72	7.60	(1.17)	(1.17)	–	$23.82	44.29%		$60,034,897	1.11%	(0.60%	)	1.21%	119.53%
Year Ended December 31, 2012 (c)	$15.33	(0.07)	2.13	2.06	–	–	–	$17.39	13.44%		$47,434,273	1.16%	(0.44%	)	1.22%	82.85%
Year Ended December 31, 2011 (c)	$15.43	(0.14)	0.04	(0.10)	–	–	–	$15.33	(0.65%	)	$49,505,219	1.13%	(0.85%	)	1.16%	104.88%
Year Ended December 31, 2010 (c)	$12.30	(0.12)	3.25	3.13	–	–	–	$15.43	25.45%		$58,023,723	1.22%	(0.93%	)	1.22%	101.39%
Year Ended December 31, 2009 (c)	$9.65	(0.10)	2.75	2.65	–	–	–	$12.30	27.46%		$50,456,742	1.28%	(1.02%	)	1.28%	115.90%

Class II Shares
Year Ended December 31, 2013 (c)	$16.93	(0.17)	7.51	7.34	(1.17)	(1.17)	–	$23.10	43.95%		$25,728,995	1.36%	(0.85%	)	1.46%	119.53%
Year Ended December 31, 2012 (c)	$14.97	(0.11)	2.07	1.96	–	–	–	$16.93	13.09%		$18,638,352	1.41%	(0.69%	)	1.47%	82.85%
Year Ended December 31, 2011 (c)	$15.10	(0.17)	0.04	(0.13)	–	–	–	$14.97	(0.86%	)	$22,549,222	1.39%	(1.10%	)	1.42%	104.88%
Year Ended December 31, 2010 (c)	$12.07	(0.15)	3.18	3.03	–	–	–	$15.10	25.10%		$17,719,132	1.47%	(1.18%	)	1.47%	101.39%
Year Ended December 31, 2009 (c)	$9.49	(0.13)	2.71	2.58	–	–	–	$12.07	27.19%		$13,225,952	1.53%	(1.28%	)	1.53%	115.90%

Class III Shares
Year Ended December 31, 2013 (c)	$17.29	(0.13)	7.70	7.57	(1.17)	(1.17)	–	$23.69	44.37%		$1,755,284	1.11%	(0.61%	)	1.21%	119.53%
Year Ended December 31, 2012 (c)	$15.25	(0.07)	2.11	2.04	–	–	–	$17.29	13.38%		$547,000	1.16%	(0.42%	)	1.22%	82.85%
Year Ended December 31, 2011 (c)	$15.35	(0.14)	0.04	(0.10)	–	–	–	$15.25	(0.65%	)	$528,163	1.16%	(0.86%	)	1.19%	104.88%
Year Ended December 31, 2010 (c)	$12.24	(0.12)	3.23	3.11	–	–	–	$15.35	25.41%		$543,205	1.22%	(0.92%	)	1.22%	101.39%
Year Ended December 31, 2009 (c)	$9.59	(0.10)	2.75	2.65	–	–	–	$12.24	27.63%		$248,694	1.28%	(1.04%	)	1.28%	115.90%

Class Y Shares
Year Ended December 31, 2013 (c)	$17.51	(0.09)	7.79	7.70	(1.17)	(1.17)	–	$24.04	44.56%		$143,033,972	0.96%	(0.44%	)	1.06%	119.53%
Year Ended December 31, 2012 (c)	$15.42	(0.05)	2.14	2.09	–	–	–	$17.51	13.55%		$96,759,887	1.01%	(0.30%	)	1.07%	82.85%
Year Ended December 31, 2011 (c)	$15.50	(0.12)	0.04	(0.08)	–	–	–	$15.42	(0.52%	)	$100,833,847	1.04%	(0.74%	)	1.07%	104.88%
Year Ended December 31, 2010 (c)	$12.34	(0.10)	3.26	3.16	–	–	–	$15.50	25.61%		$79,316,438	1.07%	(0.75%	)	1.07%	101.39%
Year Ended December 31, 2009 (c)	$9.66	(0.09)	2.77	2.68	–	–	–	$12.34	27.74%		$30,087,335	1.12%	(0.88%	)	1.12%	115.90%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

21

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board

22

Notes to Financial Statements (Continued)

December 31, 2013

of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Exchange-traded funds are valued at their last reported sale price. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$226,296,567	$—	$—	$226,296,567
Exchange Traded Fund	1,720,977	—	—	1,720,977
Mutual Funds	2,710,969	—	—	2,710,969
Repurchase Agreements	—	21,161,973	—	21,161,973
Total	$230,728,513	$21,161,973	$—	$251,890,486

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from

23

Notes to Financial Statements (Continued)

December 31, 2013

changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense,

24

Notes to Financial Statements (Continued)

December 31, 2013

or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17 – 01/15/23; total market value $306,000,063

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% – 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreements and related collateral

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

25

Notes to Financial Statements (Continued)

December 31, 2013

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to net operating losses utilized, tax returns of capital, and partnership distributions. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated net investment loss	Accumulated net realized gains from investment transactions
$(269,595)	$1,045,296	$(775,701)

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable,

26

Notes to Financial Statements (Continued)

December 31, 2013

returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Oppenheimer Funds, Inc.
Wellington Management Company, LLP(a)
Waddell & Reed Investment Management Company(b)

(a)	Effective March 20, 2013, Wellington Management Company, LLP was appointed as a subadviser to the Fund.

(b)	Effective March 19, 2013, Waddell & Reed Investment Management Company was terminated and ceased serving as a subadviser to the Fund.

Prior to March 20, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.95%

Effective March 20, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.95%
$200 million and more	0.90%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 1.08% for all share classes until April 30, 2014.

27

Notes to Financial Statements (Continued)

December 31, 2013

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

Prior to March 20, 2013, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $22,297, for which NFA shall not be entitled to later seek recoupment.

Effective March 20, 2013, NFA has agreed to waive an additional amount of its advisory fee for the Fund equal to 0.11% per annum based on the Fund’s average daily net assets until April 30, 2014. For the period from March 20, 2013 through December 31, 2013, NFA waived Investment Advisory fees in an amount equal to $177,601.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $131,122 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $697.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

28

Notes to Financial Statements (Continued)

December 31, 2013

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares of the Fund.

For the year ended December 31, 2013, NFS earned $113,484 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $1,283 and $507, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $232,424,474 and sales of $239,140,781 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

29

Notes to Financial Statements (Continued)

December 31, 2013

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $22,255 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$—	$10,982,858	$10,982,858	$—	$10,982,858

Amounts designated as “—” are zero or have been rounded to zero.

There were no distributions during the fiscal year ended December 31, 2012.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$11,705,057	$19,681,738	$31,386,795	$—	$55,840,679	$87,227,474

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

30

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$196,049,807	$58,282,066	$(2,441,387)	$55,840,679

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class III shares will be converted to Class I shares. Class III shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Small Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Cap Growth Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

32

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund designates $10,982,858, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

33

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for march FIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

34

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

35

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

37

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

38

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

39

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large-and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

40

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

41

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

42

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

43

Annual Report

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund

AR-MM-SCV 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Multi-Manager Small Cap Value Fund

For the annual period ended December 31, 2013, the NVIT Multi-Manager Small Cap Value Fund (Class I) returned 40.40% versus 34.52% for its benchmark, the Russell 2000® Value Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Small-Cap Core Funds (consisting of 137 funds as of December 31, 2013) was 38.19% for the same time period.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by Epoch Investment Partners, Inc. and JPMorgan Investment Management Inc.

The following commentary is provided by Epoch Investment Partners, Inc.

Portfolio Managers:

Janet Navon, David N. Pearl and Michael A. Welhoelter, CFA

Equity markets provided substantial gains in 2013, with broad market indexes reaching all-time highs. The Federal Reserve’s program of buying Treasury bonds to keep interest rates low encouraged risk-taking and has been the primary force behind rising valuation multiples, which accounted for a substantial portion of stock market returns. This highly accommodative monetary policy helped stocks overcome tighter fiscal policy, which included the federal budget sequester and cutbacks in state and local government spending.

Defensive sectors led the way in the early part of the year until speculation about the Fed scaling back its bond-buying program led to periods of elevated volatility and caused bond yields to spike. Cyclical stocks fared better as economic data gradually improved and markets were reassured by the Fed that it would unwind its stimulus program gradually, and only after it was convinced the economy was improving.

The rate of U.S. gross domestic product (GDP) growth picked up over the course of the year. Consumer confidence was strong, energy and manufacturing added jobs, home prices rose and corporate investments in technology increased. But while the unemployment rate declined, the pace of job creation remained slow and middle-class incomes showed little improvement, leading to concerns about the strength and sustainability of the economic recovery.

Sleeve Performance

The sleeve’s returns during the reporting period were primarily the result of our finding companies that can grow their free cash flow and are committed to allocating it intelligently to benefit shareholders.

The financials sector provided the most significant contribution to sleeve returns relative to the benchmark during the reporting period, with both the sleeve’s sector positioning and security selection contributing to relative sleeve results. Security selection within the materials and telecommunications sectors also provided a positive contribution to sleeve returns. Stock selection within industrials and information technology detracted from relative sleeve returns during the reporting period, as did the sleeve’s cash position in a fast-rising market.

The top-contributing securities among the sleeve’s holdings during the reporting period included pharmaceutical companies Alkermes and Endo Health Solutions, and methanol producer Methanex Corporation. Alkermes continued to generate strong financial results driven by sustained growth in its five key drug products, higher cash flow generation and a robust clinical pipeline. Revenue from Alkermes’ key drugs grew substantially during the reporting period. Endo Health Solutions’ shares continued to benefit from the recent strategic moves initiated by the company’s new CEO. The company appeared to be on pace to achieve its cost-reduction target of $325 million in annual savings by mid-2014. Methanex, a major global

5

Fund Commentary (con’t.)	NVIT Multi-Manager Small Cap Value Fund

producer of methanol, reported strong earnings per share and revenue during the reporting period. The company has a strong track record of generating cash flow from its operations and during the reporting period announced the relocation of two plants from Chile to the U.S. to increase capacity and take advantage of low-priced U.S. natural gas feedstock.

Despite the sleeve’s strong returns, a few securities which the sleeve held produced disappointing results during the reporting period. Clothing maker Perry Ellis experienced softer-than-expected sales trends in its own stores, as well as those of its partners, which include Kohl’s and Macy’s. As a result, we opted to exit the sleeve’s position in favor of other opportunities with a more favorable risk/reward profile. Sleeve holding Volterra Semiconductor Corp. was sold early in the reporting period. The laptop portion of the company’s business had been disappointing, and management’s shift in strategy away from that segment raised the risk profile of the business, so we chose to exit the position. Sleeve holding Titan Machinery was sold from the sleeve because we felt that the company was facing near-term headwinds in its core agricultural machinery business as the outlook for new equipment orders in 2014 diminished.

Sector weights are generally a function of our bottom-up stock selection process. During the reporting period, the sleeve’s biggest reduction in absolute exposure occurred in cash, consumer discretionary and information technology. Sector weightings within financials, materials and health care experienced the largest increases.

At the end of the reporting period, the sleeve’s largest relative underweight sector positions were in financials and energy, while the largest overweight sector positions were in health care, industrials and consumer discretionary. We continue to seek stocks with growing free cash flow, which will provide shareholders with positive returns from cash dividends, share buybacks and debt reduction.

The following commentary is provided by JPMorgan Investment Management Inc.

Portfolio Managers:

Phillip Hart and Dennis S. Ruhl, CFA

From a traditional attribution standpoint, stock selection in the basic materials and health services and systems sectors contributed to sleeve results during the reporting period. At the individual stock level, sleeve holding Rite Aid contributed to sleeve performance. Shares of the U.S. retail drugstore chain rallied after the company reported better-than-expected results in the first and second quarter of 2013. The company also raised its profit forecast for the fiscal year ending February 2014. In addition, sleeve holding First Solar aided sleeve returns during the reporting period. Shares of the photovoltaic solar modules manufacturer rallied after the company agreed in April to acquire TetraSun, a solar photovoltaic technology startup. First Solar also acquired Moapa Solar Project of Nevada from K Road.

Alternatively, the sleeve’s stock selection in the energy and industrial cyclical sectors detracted from sleeve results during the reporting period. At the stock level, sleeve holding Coeur Mining trended downward during the reporting period after registering disappointing results for four quarters since September 2012. In addition, the sleeve’s holdings in student-housing provider American Campus trended downward during the reporting period due to selling pressure because of lower earnings-per-share guidance for two consecutive quarters.

From our proprietary attribution framework, for the reporting period, the alpha model, beta exposure and stock selection made the most meaningful contributions to sleeve performance. From a factor perspective, both momentum and valuation were positive, although valuation was our strongest factor.

The sleeve held derivatives during the reporting period. The sleeve holds futures for equalization of excess cash balances. Generally, the maximum allocation to futures is less than 5% of the total market value of the sleeve.

6

Fund Commentary (con’t.)	NVIT Multi-Manager Small Cap Value Fund

The Fund is subject to the risks of investing in equity securities, including investing in smaller companies and special situation companies. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than more-established stocks. The Fund may invest in real estate investment trusts (REITs), which are subject to abrupt or erratic price movements and generally lack liquidity. The Fund is also subject to the risks associated with investing in foreign securities. Value funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Fund Overview	NVIT Multi-Manager Small Cap Value Fund

Objective

The Fund seeks capital appreciation.

Highlights

•	The NVIT Multi-Manager Small Cap Value Fund (Class I) returned 40.40%, outperforming the benchmark by 5.88% and the Lipper peer group by 2.21%.

•

For Epoch Investment Partners, the financials sector provided the most significant contribution to sleeve returns relative to the benchmark, while stock selection within industrials and information technology detracted from relative Fund returns during the reporting period.

•

For JPMorgan Investment Management, stock selection in the basic materials and health services and systems sectors contributed to sleeve results, while stock selection in the energy and industrial cyclical sectors detracted from sleeve results during the reporting period.

Asset Allocation†

Common Stocks	96.9%
Repurchase Agreements	4.7%
Mutual Fund	3.1%
U.S. Treasury Note	0.2%
Liabilities in excess of other assets	(4.9)%
100.0%

Top Industries††

Commercial Banks	12.5%
Real Estate Investment Trusts (REITs)	6.9%
Machinery	4.0%
Health Care Equipment & Supplies	3.6%
Semiconductors & Semiconductor Equipment	3.4%
Electric Utilities	3.2%
Insurance	3.1%
Specialty Retail	3.0%
Commercial Services & Supplies	2.7%
Oil, Gas & Consumable Fuels	2.7%
Other Industries*	54.9%
100.0%

Top Holdings††

Fidelity Institutional Money Market Fund — Institutional Class	3.0%
FirstMerit Corp.	0.9%
UNS Energy Corp.	0.8%
Iconix Brand Group, Inc.	0.8%
Spartan Stores, Inc.	0.8%
Unisys Corp.	0.7%
CNO Financial Group, Inc.	0.7%
American Equity Investment Life Holding Co.	0.7%
Sanmina Corp.	0.7%
Armstrong World Industries, Inc.	0.7%
Other Holdings*	90.2%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

8

Fund Performance	NVIT Multi-Manager Small Cap Value Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class I	40.40%	20.73%	8.68%
Class II	40.02%	20.45%	8.41%
Class III	40.38%	20.75%	8.68%
Class IV	40.40%	20.77%	8.68%
Class Y2	40.53%	20.95%	8.77%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of the Class Y shares (March 27, 2008), are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than to apply Class I shares.

Expense Ratios

Expense Ratio*
Class I	1.16%
Class II	1.41%
Class III	1.16%
Class IV	1.16%
Class Y	1.01%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)	NVIT Multi-Manager Small Cap Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the Nationwide NVIT Multi-Manager Small Cap Value Fund versus performance of the Russell 2000® Value Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	NVIT Multi-Manager Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Cap Value Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,192.70	5.80	1.05
	Hypothetical[a,b]		1,000.00	1,019.91	5.35	1.05
Class II Shares	Actual	[a]	1,000.00	1,192.10	7.18	1.30
	Hypothetical[a,b]		1,000.00	1,018.65	6.61	1.30
Class III Shares	Actual	[a]	1,000.00	1,193.70	5.81	1.05
	Hypothetical[a,b]		1,000.00	1,019.91	5.35	1.05
Class IV Shares	Actual	[a]	1,000.00	1,193.60	5.81	1.05
	Hypothetical[a,b]		1,000.00	1,019.91	5.35	1.05
Class Y Shares	Actual	[a]	1,000.00	1,194.10	4.98	0.90
	Hypothetical[a,b]		1,000.00	1,020.67	4.58	0.90

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 96.9%

	Shares	Market Value

Aerospace & Defense 2.3%
AAR Corp.	65,300	$1,829,053
Curtiss-Wright Corp.	51,900	3,229,737
Engility Holdings, Inc.*	46,500	1,553,100
Esterline Technologies Corp.*	11,300	1,152,148
Hexcel Corp.*	54,920	2,454,375
Moog, Inc., Class A*	3,475	236,091
Triumph Group, Inc.	33,900	2,578,773

		13,033,277

Air Freight & Logistics 0.1%
Pacer International, Inc.*	28,500	235,410
Park-Ohio Holdings Corp.*	9,300	487,320

		722,730

Airlines 0.9%
Republic Airways Holdings, Inc.*	278,600	2,978,234
SkyWest, Inc.	145,300	2,154,799

		5,133,033

Auto Components 0.7%
Cooper Tire & Rubber Co.	6,200	149,048
Dana Holding Corp.	88,800	1,742,256
Remy International, Inc. (a)	16,600	387,112
Stoneridge, Inc.*	105,800	1,348,950

		3,627,366

Biotechnology 0.8%
Agios Pharmaceuticals, Inc.* (a)	2,000	47,900
Alkermes PLC*	33,911	1,378,821
Celldex Therapeutics, Inc.*	20,700	501,147
Foundation Medicine, Inc.* (a)	4,400	104,808
Karyopharm Therapeutics, Inc.*	6,800	155,856
MacroGenics, Inc.*	3,600	98,748
Puma Biotechnology, Inc.* (a)	18,500	1,915,305
TESARO, Inc.*	18,600	525,264

		4,727,849

Building Products 1.2%
Armstrong World Industries, Inc.*	68,960	3,972,786
Gibraltar Industries, Inc.*	4,600	85,514
Norcraft Cos., Inc.*	17,900	351,198
Simpson Manufacturing Co., Inc.	65,580	2,408,753

		6,818,251

Capital Markets 2.4%
American Capital Ltd.*	49,700	777,308
Apollo Investment Corp.	101,020	856,650
Arlington Asset Investment Corp., Class A	71,800	1,894,802
BGC Partners, Inc., Class A	84,100	509,646
Cowen Group, Inc., Class A*	208,633	815,755
Diamond Hill Investment Group, Inc.	15,210	1,799,951
Fidus Investment Corp. (a)	9,367	203,639

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Gladstone Capital Corp.	11,500	$110,400
Investment Technology Group, Inc.*	39,200	805,952
Manning & Napier, Inc.	8,200	144,730
MCG Capital Corp.	43,472	191,277
Piper Jaffray Cos.*	35,500	1,404,025
Prospect Capital Corp.	127,092	1,425,972
Waddell & Reed Financial, Inc., Class A	34,550	2,249,896

		13,190,003

Chemicals 2.5%
A. Schulman, Inc.	30,300	1,068,378
Axiall Corp.	33,100	1,570,264
Chemtura Corp.*	93,589	2,613,005
Flotek Industries, Inc.*	97,950	1,965,856
FutureFuel Corp.	3,000	47,400
GSE Holding, Inc.* (a)	11,000	22,770
H.B. Fuller Co.	6,900	359,076
Innophos Holdings, Inc.	42,850	2,082,510
Innospec, Inc.	3,300	152,526
Koppers Holdings, Inc.	6,500	297,375
Methanex Corp.	31,548	1,868,904
Minerals Technologies, Inc.	27,800	1,669,946
Zep, Inc.	23,900	434,024

		14,152,034

Commercial Banks 13.1%
1st Source Corp.	3,900	124,566
Bancfirst Corp.	4,700	263,482
Banco Latinoamericano de Comercio Exterior SA, Class E (a)	14,200	397,884
Bank of Hawaii Corp.	43,810	2,590,923
Bank of Kentucky Financial Corp. (The)	3,000	110,700
BankUnited, Inc.	97,690	3,215,955
Banner Corp.	11,300	506,466
BBCN Bancorp, Inc.	21,100	350,049
BNC Bancorp (a)	5,800	99,412
Boston Private Financial Holdings, Inc.	17,100	215,802
Camden National Corp.	3,000	126,660
Cardinal Financial Corp.	51,300	923,400
Cathay General Bancorp	21,000	561,330
Center Bancorp, Inc.	4,700	88,172
Chemical Financial Corp.	8,855	280,438
Citizens & Northern Corp.	14,600	301,198
City Holding Co.	16,600	769,078
CoBiz Financial, Inc.	23,900	285,844
Columbia Banking System, Inc.	9,517	261,813
Community Bank System, Inc.	9,700	384,896
Community Trust Bancorp, Inc.	15,170	685,077
CommunityOne Bancorp*	13,900	177,225
ConnectOne Bancorp, Inc.*	1,800	71,334
CVB Financial Corp.	227,948	3,891,072
East West Bancorp, Inc.	13,700	479,089
Enterprise Financial Services Corp.	33,900	692,238

12

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Fidelity Southern Corp.	32,554	$540,722
Financial Institutions, Inc.	17,800	439,838
First Bancorp	7,000	116,340
First Bancorp, Inc.	1,800	31,356
First BanCorp, Puerto Rico*	45,000	278,550
First Busey Corp.	43,400	251,720
First Commonwealth Financial Corp.	137,200	1,210,104
First Community Bancshares, Inc.	25,900	432,530
First Financial Bancorp	116,850	2,036,695
First Financial Corp.	5,300	193,768
First Financial Holdings, Inc.	7,774	517,049
First Interstate BancSystem, Inc.	57,700	1,636,949
First Merchants Corp.	16,200	368,712
First Midwest Bancorp, Inc.	35,200	617,056
First Niagara Financial Group, Inc.	46,696	495,912
First of Long Island Corp. (The)	3,000	128,610
FirstMerit Corp.	230,564	5,125,438
Flushing Financial Corp.	130,240	2,695,968
German American Bancorp, Inc.	3,000	85,500
Great Southern Bancorp, Inc. (a)	11,300	343,633
Hampton Roads Bankshares, Inc.*	24,000	42,000
Hanmi Financial Corp.	177,390	3,883,067
Heartland Financial USA, Inc.	10,300	296,537
Horizon Bancorp (a)	13,000	329,290
IBERIABANK Corp.	8,500	534,225
Independent Bank Corp.	16,200	634,878
Investors Bancorp, Inc.	90,950	2,326,501
Lakeland Financial Corp.	9,300	362,700
MainSource Financial Group, Inc.	25,900	466,977
Merchants Bancshares, Inc.	3,000	100,500
MetroCorp Bancshares, Inc.	11,800	177,826
National Penn Bancshares, Inc.	41,045	465,040
NBT Bancorp, Inc.	37,900	981,610
OFG Bancorp	65,000	1,127,100
PacWest Bancorp (a)	13,700	578,414
Park Sterling Corp.	60,700	433,398
Peoples Bancorp, Inc.	14,800	333,148
Pinnacle Financial Partners, Inc.	75,000	2,439,750
Preferred Bank, Los Angeles*	25,100	503,255
PrivateBancorp, Inc.	102,800	2,974,004
Republic Bancorp, Inc., Class A	8,655	212,394
Sierra Bancorp	19,000	305,710
Simmons First National Corp., Class A	5,900	219,185
Southside Bancshares, Inc.	11,397	311,594
Southwest Bancorp, Inc.*	71,200	1,133,504
StellarOne Corp.	12,200	293,654
Sterling Financial Corp.	59,950	2,043,096
Susquehanna Bancshares, Inc.	46,431	596,174
SY Bancorp, Inc. (a)	5,300	169,176
Taylor Capital Group, Inc.*	10,100	268,458
Texas Capital Bancshares, Inc.*	24,900	1,548,780
Tompkins Financial Corp.	4,700	241,533
Trustmark Corp.	12,600	338,184

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
UMB Financial Corp.	39,100	$2,513,348
ViewPoint Financial Group, Inc.	122,650	3,366,742
Virginia Commerce Bancorp, Inc.*	24,300	412,857
Washington Trust Bancorp, Inc.	7,700	286,594
Webster Financial Corp.	18,200	567,476
WesBanco, Inc.	58,900	1,884,800
West Bancorporation, Inc.	27,100	428,722
Wilshire Bancorp, Inc.	187,200	2,046,096

		73,578,850

Commercial Services & Supplies 2.8%
ABM Industries, Inc.	63,700	1,821,183
ARC Document Solutions, Inc.*	86,500	711,030
Brink’s Co. (The)	42,400	1,447,536
CECO Environmental Corp.	16,300	263,571
Cenveo, Inc.*	230,600	793,264
Consolidated Graphics, Inc.*	12,900	869,976
Courier Corp.	23,100	417,879
Herman Miller, Inc.	87,984	2,597,288
Kimball International, Inc., Class B	114,700	1,723,941
Quad/Graphics, Inc. (a)	67,300	1,832,579
Steelcase, Inc., Class A	63,400	1,005,524
United Stationers, Inc.	31,100	1,427,179
Viad Corp.	35,100	975,078

		15,886,028

Communications Equipment 1.0%
Aruba Networks, Inc.*	41,700	746,430
Aviat Networks, Inc.*	39,700	89,722
Comtech Telecommunications Corp.	13,400	422,368
Extreme Networks, Inc.*	160,800	1,125,600
Harmonic, Inc.*	413,960	3,055,025
Oplink Communications, Inc.*	8,100	150,660
PC-Tel, Inc.	10,800	103,356

		5,693,161

Computers & Peripherals 0.3%
Avid Technology, Inc.*	54,300	442,545
Electronics For Imaging, Inc.*	23,800	921,774
QLogic Corp.*	9,300	110,019
Violin Memory, Inc.* (a)	19,100	75,636

		1,549,974

Construction & Engineering 0.6%
EMCOR Group, Inc.	55,600	2,359,664
Tutor Perini Corp.*	38,708	1,018,020

		3,377,684

Consumer Finance 1.7%
Credit Acceptance Corp.*	4,400	571,956
DFC Global Corp.*	25,985	297,528
EZCORP, Inc., Class A*	14,200	165,998

13

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Consumer Finance (continued)
Green Dot Corp., Class A* (a)	131,200	$3,299,680
JGWPT Holdings, Inc., Class A* (a)	19,500	339,105
Nelnet, Inc., Class A	33,100	1,394,834
Regional Management Corp.*	38,300	1,299,519
Springleaf Holdings, Inc.*	19,300	487,904
World Acceptance Corp.* (a)	19,800	1,733,094

		9,589,618

Containers & Packaging 0.8%
Graphic Packaging Holding Co.*	165,000	1,584,000
Rock Tenn Co., Class A	10,400	1,092,104
Silgan Holdings, Inc.	36,350	1,745,527

		4,421,631

Distributors 0.1%
Core-Mark Holding Co., Inc.	8,900	675,777
Stock Building Supply Holdings, Inc.*	100	1,822

		677,599

Diversified Consumer Services 0.4%
Corinthian Colleges, Inc.*	54,700	97,366
Service Corp. International	105,830	1,918,698

		2,016,064

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	25,660	1,333,294
PHH Corp.*	78,200	1,904,170

		3,237,464

Diversified Telecommunication Services 1.0%
IDT Corp., Class B	29,100	520,017
Inteliquent, Inc.	228,600	2,610,612
Lumos Networks Corp.	110,363	2,317,623
Straight Path Communications, Inc., Class B*	14,600	119,574
Vonage Holdings Corp.*	80,300	267,399

		5,835,225

Electric Utilities 3.4%
Cleco Corp.	63,576	2,963,913
El Paso Electric Co.	27,400	962,014
Empire District Electric Co. (The)	19,800	449,262
Great Plains Energy, Inc.	108,650	2,633,676
IDACORP, Inc. (a)	38,700	2,006,208
MGE Energy, Inc.	8,500	492,150
Portland General Electric Co.	41,600	1,256,320
UIL Holdings Corp.	8,133	315,154
Unitil Corp.	10,900	332,341
UNS Energy Corp.	80,200	4,799,970
Westar Energy, Inc.	84,150	2,707,105

		18,918,113

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.6%
Brady Corp., Class A	21,000	$649,530
EnerSys, Inc.	34,300	2,404,087
LSI Industries, Inc.	5,000	43,350

		3,096,967

Electronic Equipment, Instruments & Components 2.8%
Audience, Inc.*	4,700	54,708
Benchmark Electronics, Inc.*	79,000	1,823,320
Checkpoint Systems, Inc.*	5,700	89,889
GSI Group, Inc.*	28,000	314,720
Insight Enterprises, Inc.*	43,600	990,156
Littelfuse, Inc.	8,114	754,034
National Instruments Corp.	67,850	2,172,557
Newport Corp.*	14,200	256,594
OSI Systems, Inc.*	34,780	1,847,166
Sanmina Corp.*	241,411	4,031,564
ScanSource, Inc.*	5,600	237,608
SYNNEX Corp.*	47,500	3,201,500

		15,773,816

Energy Equipment & Services 2.0%
Basic Energy Services, Inc.*	23,100	364,518
C&J Energy Services, Inc.* (a)	162,300	3,749,130
Dawson Geophysical Co.*	16,200	547,884
Dril-Quip, Inc.*	17,610	1,935,867
Forum Energy Technologies, Inc.*	26,300	743,238
GulfMark Offshore, Inc., Class A	14,500	683,385
Helix Energy Solutions Group, Inc.*	64,500	1,495,110
Parker Drilling Co.*	150,600	1,224,378
Superior Energy Services, Inc.*	22,126	588,773

		11,332,283

Food & Staples Retailing 2.6%
Andersons, Inc. (The)	43,700	3,896,729
Pantry, Inc. (The)*	90,800	1,523,624
Rite Aid Corp.*	743,800	3,763,628
Roundy’s, Inc. (a)	81,600	804,576
Spartan Stores, Inc.	183,612	4,458,099

		14,446,656

Food Products 1.4%
Chiquita Brands International, Inc.*	174,057	2,036,467
Darling International, Inc.*	32,700	682,776
Ingredion, Inc.	37,657	2,577,998
Pinnacle Foods, Inc.	31,300	859,498
TreeHouse Foods, Inc.*	27,750	1,912,530

		8,069,269

Gas Utilities 1.1%
Chesapeake Utilities Corp.	5,300	318,106
Laclede Group, Inc. (The)	19,400	883,476
New Jersey Resources Corp.	17,550	811,512

14

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Gas Utilities (continued)
Northwest Natural Gas Co. (a)	23,400	$1,001,988
South Jersey Industries, Inc.	1,800	100,728
Southwest Gas Corp.	33,900	1,895,349
WGL Holdings, Inc.	29,900	1,197,794

		6,208,953

Health Care Equipment & Supplies 3.8%
Alere, Inc.*	34,630	1,253,606
Greatbatch, Inc.*	33,900	1,499,736
Haemonetics Corp.*	43,920	1,850,350
Integra LifeSciences Holdings Corp.*	75,602	3,606,971
Natus Medical, Inc.*	42,800	963,000
NuVasive, Inc.*	80,300	2,596,099
OraSure Technologies, Inc.*	104,300	656,047
Sirona Dental Systems, Inc.*	25,550	1,793,610
Teleflex, Inc.	23,450	2,201,017
Tornier NV*	108,818	2,044,690
Wright Medical Group, Inc.*	96,200	2,954,302

		21,419,428

Health Care Providers & Services 2.3%
Almost Family, Inc.*	18,269	590,637
Bio-Reference Labs, Inc.*	113,493	2,898,611
Cross Country Healthcare, Inc.*	29,142	290,837
Landauer, Inc.	14,670	771,789
Molina Healthcare, Inc.* (a)	67,900	2,359,525
Triple-S Management Corp., Class B*	21,819	424,161
U.S. Physical Therapy, Inc.	59,050	2,082,103
WellCare Health Plans, Inc.*	49,870	3,511,846

		12,929,509

Health Care Technology 0.1%
Veeva Systems, Inc., Class A* (a)	14,800	475,080

Hotels, Restaurants & Leisure 2.2%
Brinker International, Inc.	69,115	3,202,789
Cracker Barrel Old Country Store, Inc.	20,600	2,267,442
Isle of Capri Casinos, Inc.*	5,340	48,060
Life Time Fitness, Inc.*	59,750	2,808,250
Monarch Casino & Resort, Inc.*	115,878	2,326,830
Ruth’s Hospitality Group, Inc.	91,600	1,301,636
Speedway Motorsports, Inc.	22,700	450,595

		12,405,602

Household Durables 1.4%
Helen of Troy Ltd.*	75,000	3,713,250
Lifetime Brands, Inc.	22,900	360,217
M/I Homes, Inc.*	78,540	1,998,843
Skullcandy, Inc.*	98,006	706,623
Universal Electronics, Inc.*	21,200	807,932
Zagg, Inc.* (a)	55,200	240,120

		7,826,985

Common Stocks (continued)

	Shares	Market Value

Independent Power Producers & Energy Traders 0.0%†
Genie Energy Ltd., Class B*	16,300	$166,423

Information Technology Services 1.4%
CSG Systems International, Inc.	17,800	523,320
Forrester Research, Inc.	54,129	2,070,976
Global Cash Access Holdings, Inc.*	96,100	960,039
Unisys Corp.* (a)	130,100	4,367,457

		7,921,792

Insurance 3.2%
American Equity Investment Life Holding Co.	159,600	4,210,248
AMERISAFE, Inc.	36,700	1,550,208
Amtrust Financial Services, Inc. (a)	28,656	936,765
Arthur J. Gallagher & Co.	19,810	929,683
Aspen Insurance Holdings Ltd.	23,000	950,130
Assured Guaranty Ltd.	37,200	877,548
CNO Financial Group, Inc.	244,700	4,328,743
Horace Mann Educators Corp.	3,000	94,620
Maiden Holdings Ltd.	76,000	830,680
Markel Corp.*	1,057	613,430
Selective Insurance Group, Inc.	29,700	803,682
Stewart Information Services Corp. (a)	12,900	416,283
Symetra Financial Corp.	34,700	657,912
United Fire Group, Inc.	12,100	346,786
Validus Holdings Ltd.	14,470	582,996

		18,129,714

Internet & Catalog Retail 0.1%
1-800-FLOWERS.COM, Inc., Class A*	8,900	48,149
FTD Cos., Inc.*	9,760	317,981
zulily, Inc., Class A* (a)	5,400	223,722

		589,852

Internet Software & Services 0.7%
Bazaarvoice, Inc.* (a)	9,400	74,448
Chegg, Inc.*	96,100	817,811
Digital River, Inc.*	20,600	381,100
Monster Worldwide, Inc.*	110,555	788,257
QuinStreet, Inc.*	15,800	137,302
United Online, Inc.	14,471	199,121
Vocus, Inc.*	6,200	70,618
WebMD Health Corp.* (a)	35,700	1,410,150
Xoom Corp.*	3,300	90,321

		3,969,128

Leisure Equipment & Products 0.0%†
Johnson Outdoors, Inc., Class A	6,100	164,395

Life Sciences Tools & Services 0.2%
Cambrex Corp.*	63,800	1,137,554

15

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery 4.3%
Ampco-Pittsburgh Corp.	7,600	$147,820
Briggs & Stratton Corp.	87,500	1,904,000
Douglas Dynamics, Inc.	77,020	1,295,476
EnPro Industries, Inc.*	3,700	213,305
FreightCar America, Inc.	17,800	473,836
Global Brass & Copper Holdings, Inc.	26,300	435,265
Hardinge, Inc.	23,500	340,045
Harsco Corp.	86,800	2,433,004
Hyster-Yale Materials Handling, Inc.	13,300	1,239,028
John Bean Technologies Corp.	56,050	1,643,946
Kadant, Inc.	38,300	1,551,916
Kennametal, Inc.	27,249	1,418,855
LB Foster Co., Class A	21,000	993,090
Mueller Industries, Inc.	55,450	3,493,905
Mueller Water Products, Inc., Class A	238,250	2,232,403
NN, Inc.	34,400	694,536
Standex International Corp.	5,300	333,264
Woodward, Inc.	65,400	2,982,894

		23,826,588

Media 1.1%
AMC Entertainment Holdings, Inc., Class A*	9,100	187,005
E.W. Scripps Co. (The), Class A*	128,600	2,793,192
Entercom Communications Corp., Class A*	84,800	891,248
Journal Communications, Inc., Class A*	84,400	785,764
Live Nation Entertainment, Inc.*	18,100	357,656
Sinclair Broadcast Group, Inc., Class A	28,100	1,004,013

		6,018,878

Metals & Mining 1.1%
Coeur Mining, Inc.*	7,800	84,630
Commercial Metals Co.	80,300	1,632,499
Globe Specialty Metals, Inc.	19,400	349,394
Haynes International, Inc.	2,398	132,466
SunCoke Energy, Inc.*	37,600	857,656
U.S. Silica Holdings, Inc.	3,200	109,152
Worthington Industries, Inc.	70,700	2,975,056

		6,140,853

Multiline Retail 0.3%
Burlington Stores, Inc.* (a)	12,800	409,600
Dillard’s, Inc., Class A	11,700	1,137,357

		1,546,957

Multi-Utilities 0.6%
NorthWestern Corp.	27,400	1,186,968
Vectren Corp.	68,350	2,426,425

		3,613,393

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 2.8%
Bonanza Creek Energy, Inc.*	8,500	$369,495
CVR Energy, Inc. (a)	8,500	369,155
Delek US Holdings, Inc. (a)	71,100	2,446,551
Energy XXI (Bermuda) Ltd.	25,400	687,324
EPL Oil & Gas, Inc.*	91,900	2,619,150
Equal Energy Ltd.	23,800	127,092
Green Plains Renewable Energy, Inc. (a)	78,700	1,525,993
Infinity Bio-Energy Ltd.* (b)	155,500	0
Knightsbridge Tankers Ltd.	53,800	494,422
Renewable Energy Group, Inc.*	150,378	1,723,332
REX American Resources Corp.*	6,100	272,731
SemGroup Corp., Class A	4,600	300,058
Stone Energy Corp.*	63,400	2,193,006
Triangle Petroleum Corp.* (a)	54,100	450,112
VAALCO Energy, Inc.*	53,500	368,615
W&T Offshore, Inc.	46,700	747,200
Warren Resources, Inc.*	144,900	454,986
Western Refining, Inc. (a)	3,900	165,399
Westmoreland Coal Co.*	5,900	113,811
World Fuel Services Corp.	8,900	384,124

		15,812,556

Paper & Forest Products 0.8%
Domtar Corp.	4,600	433,964
KapStone Paper and Packaging Corp.*	54,310	3,033,757
P.H. Glatfelter Co.	11,700	323,388
Resolute Forest Products, Inc.*	35,200	563,904
Schweitzer-Mauduit International, Inc.	4,900	252,203

		4,607,216

Personal Products 0.1%
Revlon, Inc., Class A*	10,900	272,064

Pharmaceuticals 0.7%
Impax Laboratories, Inc.*	58,900	1,480,746
Lannett Co., Inc.*	48,600	1,608,660
XenoPort, Inc.*	146,900	844,675

		3,934,081

Professional Services 1.5%
CDI Corp.	12,600	233,478
Heidrick & Struggles International, Inc.	20,800	418,912
Kelly Services, Inc., Class A	45,200	1,127,288
Korn/Ferry International*	7,700	201,124
Navigant Consulting, Inc.*	28,700	551,040
Resources Connection, Inc.	170,150	2,438,249
RPX Corp.*	53,400	902,460
TrueBlue, Inc.*	65,300	1,683,434
VSE Corp.	21,000	1,008,210

		8,564,195

16

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	10,100	$250,783
American Campus Communities, Inc.	33,900	1,091,919
Anworth Mortgage Asset Corp.	389,200	1,638,532
Ashford Hospitality Prime, Inc.	24,520	446,264
Ashford Hospitality Trust, Inc.	122,600	1,015,128
Capstead Mortgage Corp.	260,000	3,140,800
Cedar Realty Trust, Inc.	123,600	773,736
Chatham Lodging Trust	22,700	464,215
Chesapeake Lodging Trust	37,500	948,375
CoreSite Realty Corp.	49,200	1,583,748
Cousins Properties, Inc.	210,100	2,164,030
CYS Investments, Inc.	67,900	503,139
DCT Industrial Trust, Inc.	157,800	1,125,114
DiamondRock Hospitality Co.	261,300	3,018,015
EastGroup Properties, Inc.	3,700	214,341
EPR Properties	11,700	575,172
Extra Space Storage, Inc.	13,300	560,329
FelCor Lodging Trust, Inc.*	78,800	643,008
First Industrial Realty Trust, Inc.	163,700	2,856,565
Geo Group, Inc. (The)	17,000	547,740
Getty Realty Corp.	11,400	209,418
Government Properties Income Trust	9,300	231,105
Hersha Hospitality Trust	458,000	2,551,060
Home Properties, Inc.	3,900	209,118
Kite Realty Group Trust	173,500	1,139,895
LaSalle Hotel Properties	8,900	274,654
LTC Properties, Inc.	26,200	927,218
Parkway Properties, Inc.	80,300	1,548,987
Pennsylvania Real Estate Investment Trust	18,250	346,385
Potlatch Corp.	64,100	2,675,534
RAIT Financial Trust	121,500	1,089,855
Ramco-Gershenson Properties Trust	23,900	376,186
Redwood Trust, Inc.	140,300	2,717,611
Sun Communities, Inc.	11,700	498,888
Sunstone Hotel Investors, Inc.	19,300	258,620
Tanger Factory Outlet Centers	43,600	1,396,072
Winthrop Realty Trust	29,600	327,080

		40,338,639

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	30,300	1,264,419
RE/MAX Holdings, Inc., Class A*	21,300	683,091

		1,947,510

Road & Rail 1.3%
AMERCO*	9,700	2,307,048
Arkansas Best Corp.	19,800	666,864
Con-way, Inc.	40,300	1,600,313
Genesee & Wyoming, Inc., Class A*	15,961	1,533,054
Saia, Inc.*	6,500	208,325
Swift Transportation Co.* (a)	32,300	717,383

Common Stocks (continued)

	Shares	Market Value

Road & Rail (continued)
Universal Truckload Services, Inc.	6,900	$210,519

		7,243,506

Semiconductors & Semiconductor Equipment 3.5%
Alpha & Omega Semiconductor Ltd.*	72,653	560,155
Amkor Technology, Inc.*	186,900	1,145,697
Cirrus Logic, Inc.* (a)	85,900	1,754,937
Cypress Semiconductor Corp.*	245,500	2,577,750
DSP Group, Inc.*	19,200	186,432
First Solar, Inc.*	35,100	1,917,864
Integrated Silicon Solution, Inc.*	79,900	965,991
IXYS Corp.	32,800	425,416
LTX-Credence Corp.*	15,600	124,644
M/A-COM Technology Solutions Holdings, Inc.*	700	11,893
MKS Instruments, Inc.	19,000	568,860
Pericom Semiconductor Corp.*	25,600	226,816
Spansion, Inc., Class A*	154,500	2,146,005
Supertex, Inc.*	49,800	1,247,490
Teradyne, Inc.*	101,720	1,792,306
Ultra Clean Holdings, Inc.*	153,900	1,543,617
Veeco Instruments, Inc.*	76,745	2,525,678

		19,721,551

Software 1.2%
Actuate Corp.*	302,400	2,331,504
FireEye, Inc.*	7,300	318,353
Proofpoint, Inc.*	3,000	99,510
Rovi Corp.*	155,800	3,067,702
Telenav, Inc.*	128,400	846,156

		6,663,225

Specialty Retail 3.2%
American Eagle Outfitters, Inc.	132,050	1,901,520
Big 5 Sporting Goods Corp.	97,470	1,931,855
Brown Shoe Co., Inc.	42,000	1,181,880
Cato Corp. (The), Class A	7,800	248,040
Children’s Place Retail Stores, Inc. (The)*	31,500	1,794,555
Citi Trends, Inc.*	16,900	287,300
Conn’s, Inc.* (a)	14,125	1,112,909
Container Store Group, Inc. (The)* (a)	3,800	177,118
CST Brands, Inc.	61,240	2,248,733
Destination Maternity Corp.	11,700	349,596
Express, Inc.*	108,150	2,019,161
hhgregg, Inc.* (a)	64,600	902,462
Jos. A. Bank Clothiers, Inc.*	38,440	2,103,821
Kirkland’s, Inc.*	35,900	849,753
Stein Mart, Inc.	32,500	437,125
Tilly’s, Inc., Class A*	12,900	147,705
Trans World Entertainment Corp.*	6,700	29,614

		17,723,147

17

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods 1.4%
G-III Apparel Group Ltd.*	22,240	$1,641,090
Iconix Brand Group, Inc.*	116,950	4,642,915
Jones Group, Inc. (The)	45,800	685,168
Perry Ellis International, Inc.*	24,350	384,486
RG Barry Corp.	8,500	164,050
Vince Holding Corp.*	10,100	309,767

		7,827,476

Thrifts & Mortgage Finance 2.4%
BankFinancial Corp.	6,200	56,792
Berkshire Hills Bancorp, Inc.	9,700	264,519
Brookline Bancorp, Inc.	194,730	1,863,566
Capitol Federal Financial, Inc.	161,070	1,950,558
Charter Financial Corp.	32,400	348,948
First Defiance Financial Corp.	12,200	316,834
Flagstar Bancorp, Inc.*	119,800	2,350,476
HomeStreet, Inc.	38,800	776,000
Northwest Bancshares, Inc.	126,050	1,863,019
OceanFirst Financial Corp.	10,600	181,578
Provident Financial Holdings, Inc.	15,000	225,000
Provident Financial Services, Inc.	20,200	390,264
TrustCo Bank Corp.	266,430	1,912,967
WSFS Financial Corp.	10,900	845,077

		13,345,598

Trading Companies & Distributors 0.3%
Aircastle Ltd.	27,500	526,900
Applied Industrial Technologies, Inc.	26,850	1,318,067

		1,844,967

Water Utilities 0.1%
American States Water Co.	9,200	264,316
Artesian Resources Corp., Class A	4,700	107,865
California Water Service Group	8,100	186,867
Consolidated Water Co., Ltd.	4,100	57,810

		616,858

Wireless Telecommunication Services 0.0%†
USA Mobility, Inc.	2,800	39,984

Total Common Stocks (cost $405,071,116)		543,898,602

U.S. Treasury Note 0.2%

	Principal Amount	Market Value

U.S. Treasury Note, 0.25%, 11/30/14 (c)	$715,000	715,670

Total U.S. Treasury Note (cost $715,732)		715,670

Mutual Fund 3.1%

	Shares	Market Value

Money Market Fund 3.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (d)	17,647,471	$17,647,471

Total Mutual Fund (cost $17,647,471)		17,647,471

Repurchase Agreements 4.7%

	Principal Amount

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $11,000,003, collateralized by U.S. Government Agency Securities, ranging from 0.00%-6.75%, maturing 01/30/14-06/12/37; total market value $11,220,017. (e)	$11,000,000	11,000,000
Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $10,468,366, collateralized by U.S. Government Agency Securities, ranging from 1.63%-12.50%, maturing 04/15/14-12/15/43; total market value $10,677,731. (e)	10,468,363	10,468,363
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $5,000,078, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15-07/15/19; total market value $5,100,000. (e)	5,000,000	5,000,000

Total Repurchase Agreements (cost $26,468,363)		26,468,363

Total Investments (cost $449,902,682) (f) — 104.9%		588,730,106

Liabilities in excess of other assets — (4.9%)		(27,409,718)

NET ASSETS — 100.0%		$561,320,388

18

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $25,939,050.

(b)	Fair valued security.

(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(d)	Represents 7-day effective yield as of December 31, 2013.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $26,468,363.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REIT	Real Estate Investment Trust

SA	Stock Company

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
140	Russell 2000 Mini Future	03/21/14	$16,259,600	$641,890

The accompanying notes are an integral part of these financial statements.

19

Statement of Assets and Liabilities

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund
Assets:
Investments, at value* (cost $423,434,319)	$562,261,743
Repurchase agreements, at value and cost	26,468,363

Total Investments	588,730,106

Interest and dividends receivable	674,133
Security lending income receivable	7,008
Receivable for investments sold	1,105,364
Receivable for capital shares issued	203,530
Receivable for variation margin on futures contracts	67,200
Prepaid expenses	1,080

Total Assets	590,788,421

Liabilities:
Payable for investments purchased	2,045,414
Payable for capital shares redeemed	445,498
Cash overdraft (Note 2)	730
Payable upon return of securities loaned (Note 2)	26,468,363
Accrued expenses and other payables:
Investment advisory fees	394,697
Fund administration fees	18,372
Distribution fees	8,161
Administrative servicing fees	48,277
Accounting and transfer agent fees	625
Trustee fees	447
Custodian fees	3,090
Compliance program costs (Note 3)	20
Professional fees	18,131
Printing fees	16,062
Other	146

Total Liabilities	29,468,033

Net Assets	$561,320,388

Represented by:
Capital	$372,385,714
Accumulated undistributed net investment income	730,092
Accumulated net realized gains from investments and futures transactions	48,735,268
Net unrealized appreciation/(depreciation) from investments	138,827,424
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	641,890

Net Assets	$561,320,388

*	Includes value of securities on loan of $25,939,050 (Note 2).

20

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund
Net Assets:
Class I Shares	$210,852,823
Class II Shares	39,094,138
Class III Shares	2,761,983
Class IV Shares	27,139,734
Class Y Shares	281,471,710

Total	$561,320,388

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	12,823,726
Class II Shares	2,415,315
Class III Shares	167,798
Class IV Shares	1,650,898
Class Y Shares	17,095,419

Total	34,153,156

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$16.44
Class II Shares	$16.19
Class III Shares	$16.46
Class IV Shares	$16.44
Class Y Shares	$16.46

The accompanying notes are an integral part of these financial statements.

21

Statement of Operations

For the Year Ended December 31, 2013

NVIT Multi-Manager Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$8,613,660
Income from securities lending (Note 2)	228,909
Interest income	1,438
Foreign tax withholding	(7,518)

Total Income	8,836,489

EXPENSES:
Investment advisory fees	4,302,239
Fund administration fees	197,450
Distribution fees Class II Shares	82,143
Administrative servicing fees Class I Shares	288,988
Administrative servicing fees Class II Shares	49,286
Administrative servicing fees Class III Shares	2,962
Administrative servicing fees Class IV Shares	37,027
Professional fees	47,878
Printing fees	28,749
Trustee fees	17,539
Custodian fees	18,245
Accounting and transfer agent fees	7,171
Compliance program costs (Note 3)	1,710
Other	12,929

Total expenses before earnings credit and fees waived	5,094,316

Earnings credit (Note 5)	(269)
Investment advisory fees waived (Note 3)	(155,478)

Net Expenses	4,938,569

NET INVESTMENT INCOME	3,897,920

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	72,845,899
Net realized gains from futures transactions (Note 2)	3,266,883

Net realized gains from investments and futures transactions	76,112,782

Net change in unrealized appreciation/(depreciation) from investments	85,241,575
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	337,068

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	85,578,643

Net realized/unrealized gains from investments and futures transactions	161,691,425

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$165,589,345

The accompanying notes are an integral part of these financial statements.

22

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$3,897,920	$4,601,587
Net realized gains from investments and futures transactions	76,112,782	18,627,227
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	85,578,643	50,142,375

Change in net assets resulting from operations	165,589,345	73,371,189

Distributions to Shareholders From:
Net investment income:
Class I	(1,563,490)	(1,395,208)
Class II	(217,270)	(129,052)
Class III	(20,325)	(9,914)
Class IV	(202,826)	(181,824)
Class Y	(2,422,324)	(2,148,613)

Change in net assets from shareholder distributions	(4,426,235)	(3,864,611)

Change in net assets from capital transactions	(24,846,413)	(4,611,638)

Change in net assets	136,316,697	64,894,940

Net Assets:
Beginning of year	425,003,691	360,108,751

End of year	$561,320,388	$425,003,691

Accumulated undistributed net investment income at end of year	$730,092	$1,124,140

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$12,103,613	$5,249,315
Dividends reinvested	1,563,490	1,395,208
Cost of shares redeemed	(35,158,097)	(34,340,110)

Total Class I Shares	(21,490,994)	(27,695,587)

Class II Shares
Proceeds from shares issued	11,604,409	3,407,082
Dividends reinvested	217,270	129,052
Cost of shares redeemed	(8,689,628)	(6,589,644)

Total Class II Shares	3,132,051	(3,053,510)

Class III Shares
Proceeds from shares issued	2,402,437	682,139
Dividends reinvested	20,325	9,914
Cost of shares redeemed	(1,253,981)	(532,685)

Total Class III Shares	1,168,781	159,368

Class IV Shares
Proceeds from shares issued	1,185,284	529,505
Dividends reinvested	202,826	181,824
Cost of shares redeemed	(4,034,827)	(3,283,266)

Total Class IV Shares	(2,646,717)	(2,571,937)

23

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$12,043,319	$37,538,571
Dividends reinvested	2,422,324	2,148,613
Cost of shares redeemed	(19,475,177)	(11,137,156)

Total Class Y Shares	(5,009,534)	28,550,028

Change in net assets from capital transactions	$(24,846,413)	$(4,611,638)

SHARE TRANSACTIONS:
Class I Shares
Issued	858,938	478,786
Reinvested	99,777	121,787
Redeemed	(2,475,721)	(3,120,155)

Total Class I Shares	(1,517,006)	(2,519,582)

Class II Shares
Issued	831,379	307,500
Reinvested	14,143	11,440
Redeemed	(618,964)	(617,900)

Total Class II Shares	226,558	(298,960)

Class III Shares
Issued	174,826	62,542
Reinvested	1,293	864
Redeemed	(93,081)	(47,523)

Total Class III Shares	83,038	15,883

Class IV Shares
Issued	84,252	47,783
Reinvested	12,941	15,872
Redeemed	(284,520)	(296,929)

Total Class IV Shares	(187,327)	(233,274)

Class Y Shares
Issued	831,085	3,379,092
Reinvested	153,932	187,146
Redeemed	(1,450,159)	(990,993)

Total Class Y Shares	(465,142)	2,575,245

Total change in shares	(1,859,879)	(460,688)

The accompanying notes are an integral part of these financial statements.

24

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$11.81	0.10	4.65	4.75	(0.12)	(0.12)	–	$16.44	40.28%	(d)	$210,852,823	1.06%	0.73%	1.09%	52.17%
Year Ended December 31, 2012 (c)	$9.88	0.12	1.91	2.03	(0.10)	(0.10)	–	$11.81	20.44%		$169,293,150	1.06%	1.07%	1.10%	33.12%
Year Ended December 31, 2011 (c)	$10.45	0.04	(0.57)	(0.53)	(0.04)	(0.04)	–	$9.88	(5.07%	)	$166,500,971	1.10%	0.40%	1.11%	77.92%
Year Ended December 31, 2010 (c)	$8.30	0.07	2.13	2.20	(0.05)	(0.05)	–	$10.45	26.60%		$220,041,173	1.12%	0.76%	1.12%	45.72%
Year Ended December 31, 2009 (c)	$6.62	0.06	1.66	1.72	(0.04)	(0.04)	–	$8.30	26.22%		$208,335,958	1.16%	0.82%	1.16%	62.55%

Class II Shares
Year Ended December 31, 2013 (c)	$11.63	0.07	4.58	4.65	(0.09)	(0.09)	–	$16.19	40.02%		$39,094,138	1.30%	0.49%	1.34%	52.17%
Year Ended December 31, 2012 (c)	$9.72	0.09	1.88	1.97	(0.06)	(0.06)	–	$11.63	20.30%		$25,451,386	1.31%	0.82%	1.35%	33.12%
Year Ended December 31, 2011 (c)	$10.31	0.02	(0.58)	(0.56)	(0.03)	(0.03)	–	$9.72	(5.45%	)	$24,188,053	1.35%	0.17%	1.36%	77.92%
Year Ended December 31, 2010 (c)	$8.18	0.04	2.12	2.16	(0.03)	(0.03)	–	$10.31	26.47%		$28,320,389	1.37%	0.50%	1.37%	45.72%
Year Ended December 31, 2009 (c)	$6.54	0.03	1.65	1.68	(0.04)	(0.04)	–	$8.18	25.86%		$30,352,462	1.40%	0.45%	1.40%	62.55%

Class III Shares
Year Ended December 31, 2013 (c)	$11.82	0.11	4.66	4.77	(0.13)	(0.13)	–	$16.46	40.38%		$2,761,983	1.05%	0.77%	1.09%	52.17%
Year Ended December 31, 2012 (c)	$9.89	0.12	1.91	2.03	(0.10)	(0.10)	–	$11.82	20.58%		$1,001,925	1.06%	1.12%	1.10%	33.12%
Year Ended December 31, 2011 (c)	$10.47	0.04	(0.58)	(0.54)	(0.04)	(0.04)	–	$9.89	(5.16%	)	$681,418	1.10%	0.38%	1.11%	77.92%
Year Ended December 31, 2010 (c)	$8.32	0.09	2.11	2.20	(0.05)	(0.05)	–	$10.47	26.57%		$1,076,358	1.12%	0.96%	1.12%	45.72%
Year Ended December 31, 2009 (c)	$6.63	0.06	1.67	1.73	(0.04)	(0.04)	–	$8.32	26.33%		$502,519	1.16%	0.84%	1.16%	62.55%

Class IV Shares
Year Ended December 31, 2013 (c)	$11.80	0.10	4.66	4.76	(0.12)	(0.12)	–	$16.44	40.40%		$27,139,734	1.06%	0.73%	1.09%	52.17%
Year Ended December 31, 2012 (c)	$9.87	0.12	1.91	2.03	(0.10)	(0.10)	–	$11.80	20.58%		$21,696,842	1.06%	1.08%	1.10%	33.12%
Year Ended December 31, 2011 (c)	$10.45	0.04	(0.58)	(0.54)	(0.04)	(0.04)	–	$9.87	(5.17%	)	$20,454,978	1.10%	0.42%	1.11%	77.92%
Year Ended December 31, 2010 (c)	$8.30	0.07	2.13	2.20	(0.05)	(0.05)	–	$10.45	26.61%		$24,035,927	1.12%	0.77%	1.12%	45.72%
Year Ended December 31, 2009 (c)	$6.61	0.06	1.67	1.73	(0.04)	(0.04)	–	$8.30	26.41%		$23,201,040	1.16%	0.83%	1.16%	62.55%

Class Y Shares
Year Ended December 31, 2013 (c)	$11.82	0.13	4.65	4.78	(0.14)	(0.14)	–	$16.46	40.53%		$281,471,710	0.91%	0.88%	0.94%	52.17%
Year Ended December 31, 2012 (c)	$9.90	0.14	1.90	2.04	(0.12)	(0.12)	–	$11.82	20.68%		$207,560,388	0.91%	1.26%	0.95%	33.12%
Year Ended December 31, 2011 (c)	$10.47	0.07	(0.59)	(0.52)	(0.05)	(0.05)	–	$9.90	(4.99%	)	$148,283,331	0.95%	0.71%	0.96%	77.92%
Year Ended December 31, 2010 (c)	$8.31	0.11	2.12	2.23	(0.07)	(0.07)	–	$10.47	26.87%		$79,659,279	0.97%	1.22%	0.97%	45.72%
Year Ended December 31, 2009 (c)	$6.61	0.05	1.69	1.74	(0.04)	(0.04)	–	$8.31	26.60%		$30,053,556	1.00%	0.67%	1.00%	62.55%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

25

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

26

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

27

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$13,033,277	$—	$—	$13,033,277
Air Freight & Logistics	722,730	—	—	722,730
Airlines	5,133,033	—	—	5,133,033
Auto Components	3,627,366	—	—	3,627,366
Biotechnology	4,727,849	—	—	4,727,849
Building Products	6,818,251	—	—	6,818,251
Capital Markets	13,190,003	—	—	13,190,003
Chemicals	14,152,034	—	—	14,152,034
Commercial Banks	73,578,850	—	—	73,578,850
Commercial Services & Supplies	15,886,028	—	—	15,886,028
Communications Equipment	5,693,161	—	—	5,693,161
Computers & Peripherals	1,549,974	—	—	1,549,974
Construction & Engineering	3,377,684	—	—	3,377,684
Consumer Finance	9,589,618	—	—	9,589,618
Containers & Packaging	4,421,631	—	—	4,421,631
Distributors	677,599	—	—	677,599
Diversified Consumer Services	2,016,064	—	—	2,016,064
Diversified Financial Services	3,237,464	—	—	3,237,464
Diversified Telecommunication Services	5,835,225	—	—	5,835,225
Electric Utilities	18,918,113	—	—	18,918,113
Electrical Equipment	3,096,967	—	—	3,096,967
Electronic Equipment, Instruments & Components	15,773,816	—	—	15,773,816
Energy Equipment & Services	11,332,283	—	—	11,332,283
Food & Staples Retailing	14,446,656	—	—	14,446,656
Food Products	8,069,269	—	—	8,069,269
Gas Utilities	6,208,953	—	—	6,208,953
Health Care Equipment & Supplies	21,419,428	—	—	21,419,428
Health Care Providers & Services	12,929,509	—	—	12,929,509
Health Care Technology	475,080	—	—	475,080
Hotels, Restaurants & Leisure	12,405,602	—	—	12,405,602
Household Durables	7,826,985	—	—	7,826,985
Independent Power Producers & Energy Traders	166,423	—	—	166,423
Information Technology Services	7,921,792	—	—	7,921,792
Insurance	18,129,714	—	—	18,129,714
Internet & Catalog Retail	589,852	—	—	589,852
Internet Software & Services	3,969,128	—	—	3,969,128
Leisure Equipment & Products	164,395	—	—	164,395
Life Sciences Tools & Services	1,137,554	—	—	1,137,554
Machinery	23,826,588	—	—	23,826,588
Media	6,018,878	—	—	6,018,878
Metals & Mining	6,140,853	—	—	6,140,853
Multiline Retail	1,546,957	—	—	1,546,957
Multi-Utilities	3,613,393	—	—	3,613,393
Oil, Gas & Consumable Fuels	15,812,556	—	—	15,812,556
Paper & Forest Products	4,607,216	—	—	4,607,216
Personal Products	272,064	—	—	272,064
Pharmaceuticals	3,934,081	—	—	3,934,081
Professional Services	8,564,195	—	—	8,564,195

28

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Real Estate Investment Trusts (REITs)	$40,338,639	$—	$—	$40,338,639
Real Estate Management & Development	1,947,510	—	—	1,947,510
Road & Rail	7,243,506	—	—	7,243,506
Semiconductors & Semiconductor Equipment	19,721,551	—	—	19,721,551
Software	6,663,225	—	—	6,663,225
Specialty Retail	17,723,147	—	—	17,723,147
Textiles, Apparel & Luxury Goods	7,827,476	—	—	7,827,476
Thrifts & Mortgage Finance	13,345,598	—	—	13,345,598
Trading Companies & Distributors	1,844,967	—	—	1,844,967
Water Utilities	616,858	—	—	616,858
Wireless Telecommunication Services	39,984	—	—	39,984
Total Common Stocks	$543,898,602	$—	$—	$543,898,602
Futures Contracts	641,890	—	—	641,890
Mutual Fund	17,647,471	—	—	17,647,471
Repurchase Agreements	—	26,468,363	—	26,468,363
U.S. Treasury Note	—	715,670	—	715,670
Total	$562,187,963	$27,184,033	$—	$589,371,996

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the year ended December 31, 2013, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $730 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash

29

Notes to Financial Statements (Continued)

December 31, 2013

recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$641,890
Total		$641,890

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

30

Notes to Financial Statements (Continued)

December 31, 2013

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$3,266,883
Total	$3,266,883

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$337,068
Total	$337,068

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the year ended December 31, 2013.

(e)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

(f)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans

31

Notes to Financial Statements (Continued)

December 31, 2013

justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(g)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% - 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% - 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreements and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

32

Notes to Financial Statements (Continued)

December 31, 2013

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to passive foreign investment company gain/loss on sales, REIT returns of capital dividends and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments and futures transactions
$2	$134,267	$(134,269)

(j)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

33

Notes to Financial Statements (Continued)

December 31, 2013

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Epoch Investment Partners, Inc.
JPMorgan Investment Management, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.90%
$200 million and more	0.85%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $155,478, for which NFA shall not be entitled to later seek recoupment.

34

Notes to Financial Statements (Continued)

December 31, 2013

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $197,450 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $1,710.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2013, NFS earned $378,263 in administrative services fees from the Fund.

4. Redemption	Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $2,305 and $507, respectively.

35

Notes to Financial Statements (Continued)

December 31, 2013

5. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6. Investment	Transactions

For the year ended December 31, 2013, the Fund had purchases of $249,950,361 and sales of $267,370,363 (excluding short-term securities).

For the year ended December 31, 2013, the Fund had purchases of $910,976 and sales of $810,000 of U.S. Government securities.

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

36

Notes to Financial Statements (Continued)

December 31, 2013

8. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $36,472 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,426,235	$—	$4,426,235	$—	$4,426,235

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,864,611	$—	$3,864,611	$—	$3,864,611

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$950,810	$50,780,184	$51,730,994	$—	$137,203,680	$188,934,674

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

37

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$451,526,426	$145,952,338	$(8,748,658)	$137,203,680

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $24,217,716 to offset capital gains.

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class lll shares will be converted to Class I shares. Class III shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

38

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Small Cap Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Cap Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

39

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100%.

40

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

41

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

42

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

43

Management Information (Continued)
December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

44

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

45

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

46

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large-and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

47

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

48

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

49

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

50

Annual Report

December 31, 2013

NVIT Multi-Manager Small Company Fund

AR-MM-SCO 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben

Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (cont’d.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Multi-Manager Small Company Fund

For the annual period ended December 31, 2013, the NVIT Multi-Manager Small Company Fund (Class I) returned 40.91% versus 38.82% for its benchmark, the Russell 2000® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Small-Cap Core Funds (consisting of 137 funds as of December 31, 2013) was 38.19% for the same time period.

This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diversification. Therefore, the views of the individual managers are independent and may be contradictory. Please note that each subadviser wrote its commentary to explain the performance of the portion of the Fund that it manages.

This Fund is subadvised by Neuberger Berman Management LLC, OppenheimerFunds, Inc., Putnam Investment Management, LLC and Morgan Stanley Investment Management Inc.

The following commentary is provided by Neuberger Berman Management LLC

Portfolio Managers:

Robert D’Alelio and Judith M. Vale

The overall U.S. stock market capped off an outstanding year by posting strong results during the fourth quarter of 2013. The market’s rally during the reporting period was triggered by a number of factors, including generally positive economic data and corporate profits that often exceeded expectations. Demand for equities also was robust overall, as investors looked to generate higher returns and appeared to rotate out of bonds, given their overall weak results. Even though the Federal Reserve announced the tapering (gradual reduction) of its asset purchases in December, the decision was positively received by the equity market, which ended the year at an all-time high. All told, the overall stock market, as measured by the S&P 500® Index, gained 32.39% in 2013. This represented its best calendar-year return since 1997. Small-cap stocks generated even better results, as the Russell 2000 Index gained 38.82% during the year.

Portfolio Review

The sleeve’s outperformance during the reporting period was driven by stock selection. In particular, sleeve holdings in the financials, energy and consumer discretionary sectors added the most value. On the downside, sleeve holdings in the health care, information technology and industrials sectors detracted the most from sleeve results.

Individual stocks that contributed the most to the sleeve’s results during the reporting period were holdings in West Pharmaceutical Services, Inc.; First Financial Bankshares, Inc.; and Westinghouse Air Brake Technologies Corp. West Pharmaceutical Services is a pharmaceutical packaging company with a dominant share of the stopper market for sealing injectable drug vials. The stock responded favorably to solid financial performance as well as progress with respect to new product development. First Financial Bankshares is a highly profitable bank with a strong balance sheet and reputation for conservative underwriting. It operates in Texas, one of the healthiest economies in the country. The stock’s strength during the year reflected better-than-expected growth and profitability, as well as the market’s more-positive outlook for banks. Westinghouse Air Brake Technologies manufactures high-value components, such as brake shoes and electronics, which improve safety and productivity for rail customers. During the reporting period, the stock generated strong cash flow and had high, consistent returns. Throughout the year, the company’s revenues and profitability exceeded expectations due to strength in a key technology franchise known as Positive Train Control. The stock also benefited from recovering demand in the transit market.

Sleeve holdings that detracted the most from sleeve performance during the reporting period were Alamos Gold Inc.; NETGEAR, Inc.; and Endeavour Silver Corp. Alamos Gold is a gold-mining company with major operations in Mexico and Turkey. Alamos Gold’s shares sold off during the reporting period as the price of gold declined. We retain our positive long-term view for the company and the commodity. NETGEAR provides

5

Fund Commentary (con’t.)	NVIT Multi-Manager Small Company Fund

wireless routers and associated products for the home and small business markets. The company’s business came under pressure during the year due to consolidation among its customer base, an execution issue and continued weakness in Europe. We remain confident that the company is well positioned to continue to benefit from continued broadband penetration globally. Endeavor Silver mines for gold and silver in Mexico. The stock sold off sharply in line with other small-cap silver and gold producers as the price of gold declined during the reporting period. We exited the position during the reporting period.

Sector allocation modestly detracted from relative sleeve performance during the reporting period. The sleeve’s roughly 3% cash position was the largest detractor from sleeve performance. Even though this allocation was modest and consistent with historical levels, it was a drag on results due to the market’s strong performance and the low yields available from cash instruments. Also of note was the positive impact from the sleeve’s lack of exposure to real estate investment trusts (REITs), given their low entry barriers and frequent external financing requirements. This positioning was rewarded due to REITs’ weak performance amid the rising interest rate environment.

A number of changes were made to the sleeve’s investments during the reporting period. In particular, we added to the sleeve’s allocations in the consumer cyclical and financials sectors, while paring the sleeve’s exposures to the energy and consumer staples sectors. The increase in consumer cyclicals was driven by a number of factors, including improvements in the housing market, which we feel will support consumer confidence, the wealth effect and consumer spending. In addition, we felt that less upward pressure from commodities — especially energy — would be a positive factor for the sector overall. Within the financials sector, we focused on a number of areas, including evolving opportunities in special mortgage servicers, driven by changes to the regulatory environment. We also raised the sleeve’s exposure to banks, as margin pressure and a few other economic headwinds for the industry started to ease. The decision to reduce the sleeve’s exposure to the energy sector was driven by lower growth rates in demand from emerging markets, especially in China, due to a structural shift in the country’s economic model from infrastructure building/exports to more internal consumption. At the same time, we continue to see significant new supply from U.S. shale plays, both oil and gas. Finally, our consumer staples position was lowered due largely to the elimination of Harris Teeter, the sleeve’s second-largest position in the sector at the beginning of the reporting period. The stock was eliminated from the sleeve after grocery store chain Kroger announced that it would be acquiring the company.

Outlook

The U.S. economy was highly resilient in 2013. Looking ahead, we feel that several factors will allow the U.S. to remain well positioned relative to much of the rest of the world. As we have discussed in the past, the energy renaissance in the U.S. has numerous benefits, including lower natural gas and crude oil prices, the paring of U.S. trade imbalances and the reducing of U.S. dependency on foreign suppliers. Slower growth in China should help put a ceiling on certain commodity prices which, in our opinion, will be supportive of developed economies. Elsewhere, the housing market is clearly no longer a headwind and could, in fact, be a tailwind for the U.S. economy. And the U.S. financial system has emerged from the credit crisis in better shape than have many international counterparts. Still, there are several risks that could negatively impact the U.S. economy. Higher interest rates could crimp the recovery in the housing market, as well as temper consumer and business spending. We also are closely monitoring developments in the health-care sector, as uncertainties abound regarding the implementation and impact of the Affordable Care Act.

Turning our attention to the market, as the reporting period progressed the outperformance of low-quality stocks dissipated and, by the fourth quarter, higher-quality stocks were the market leaders. We are encouraged by this turn

6

Fund Commentary (con’t.)	NVIT Multi-Manager Small Company Fund

of events, as it plays into our long-held investment process of emphasizing higher-quality/free cash flow-generating companies. While there are no guarantees that this will continue, the Fed’s tapering of its asset purchases and gradual return to policy normalization could remove the underlying benefit to higher leverage companies and be supportive of the types of stocks we favor. In addition, while valuations are not as favorable as they were when 2013 began, in our view stocks remain attractive versus their fixed-income counterparts. Furthermore, smaller-capitalization companies tend to be more domestically oriented and, therefore, could benefit from positive growth trends in the U.S. economy.

The following commentary is provided by OppenheimerFunds, Inc.

Portfolio Manager:

Ronald J. Zibelli Jr., CFA

The sleeve outperformed the Index in eight of 10 sectors, led by stronger relative stock selection in industrials, information technology and consumer discretionary. The sleeve underperformed the Index in the health-care and consumer staples sectors due primarily to weaker relative stock selection.

Global Market and Economic Environment

Equities in the U.S. and developed markets throughout the world delivered strong performance in 2013. Accommodative monetary policies on the part of central banks in the U.S., Europe and Japan, combined with supportive equity valuations relative to bonds, have been instrumental in this performance. Signs that the U.S. economy was on the mend, demonstrated by rising housing prices, also helped sentiment toward stocks. Mid-year, comments from the Fed suggesting that the aggressive quantitative easing (QE) policy would be “tapered” in the foreseeable future led to significant sell-offs in both stocks and bonds. However, the Fed’s clarification that the timeframe in which this would be executed would be later rather than earlier allowed for a rebound in markets to resume. Emerging market equities had mixed results, with inflation concerns in a variety of markets, slower-than-expected growth and policy orientations toward a more redistributive stance hurting performance. A further recognition that these markets have greater structural volatility than the developed world was evidenced in a reduction in price-to-earnings ratios.

Top Individual Contributors

Top individual contributors to sleeve performance during the reporting period included consumer discretionary stock Conn’s, Inc. and four information technology holdings: Cornerstone OnDemand, Inc.; The Ultimate Software Group, Inc.; CoStar Group, Inc.; and Guidewire Software, Inc.

Top Individual Detractors

Top detractors from sleeve performance during the reporting period included Vocera Communications, Inc. (health care); Procera Networks, Inc. (information technology); Vitamin Shoppe, Inc. (consumer discretionary); Elizabeth Arden, Inc. (consumer staples); and BioScrip, Inc. (health care). We exited our position in each of these stocks during the reporting period.

Portfolio Positioning

At the end of the reporting period, the sleeve’s largest sector overweight was primarily in information technology. The sleeve also was overweight in industrials, financials and energy to a lesser degree. The sleeve had its greatest underweight positions in health care, consumer staples, consumer discretionary and materials, and held no securities in the utilities and telecommunication services sectors at the end of the reporting period.

Outlook

Our long-term investment process is unchanged as we focus on outperforming the Index with superior stock selection. We seek dynamic companies with above-average and sustainable revenue and earnings growth potential. We also continue to favor well-established, high-quality growth companies with proven management teams.

7

Fund Commentary (con’t.)	NVIT Multi-Manager Small Company Fund

The macroeconomic environment remains characterized by modest economic expansion, slow corporate profit growth and low (albeit more volatile) interest rates. We believe this environment places a bigger premium on companies that can generate organic growth, which is a favorable backdrop for the sleeve.

The following commentary is provided by Putnam Investment Management, LLC

Portfolio Manager:

Eric N. Harthun

Over the course of 2013, small-cap value stocks generated very strong returns, rising nearly 35% for the year and generating positive returns in nine of the past 12 months, as measured by the Russell 2000 Value Index. In this environment, the small-cap value strategy outperformed its benchmark in three of the past four quarters and substantially outperformed the index for the year.

Positive stock selection across each sector drove the majority of sleeve returns during the reporting period. Sector allocation effects, which are a residual of the investment process, also contributed to sleeve returns. Holdings in the basic materials, financials and transportation sectors contributed the most to sleeve returns. Within the basic materials sector, the sleeve’s out-of-benchmark positions in Caesarstone and Constellium, lack of exposure to Hecla Mining and Coeur Mining, and overweight positions in Rexnord and Matrix Service contributed the most to sleeve returns. Within the financials sector, the sleeve’s overweight positions in BofI Holding (Bank of the Internet), Western Alliance and CVB Financial, an out-of-benchmark position in StanCorp Financial and a lack of exposure to Armour Residential REIT added the most value for the sleeve during the reporting period, complementing the effects of an underweight to the sector. The sleeve’s overweight positions in quality distribution, SAIA and Scorpio Tankers as well as out-of-benchmark positions in Aegean Marine and Ryder Systems, and a lack of exposure to Atlas Air Worldwide, were among the top contributors to sleeve performance within the transportation sector during the reporting period.

An overweight position in Ambarella (technology) was the top contributor to sleeve performance for the reporting period. Ambarella develops and markets semiconductor processing solutions for video; its chips are used in wearable digital video equipment, security cameras and other HD recording technology. At the time the sleeve acquired the stock, the company’s largest customer was in the process of discontinuing its business, depressing Ambarella’s stock price to what we believed to be extremely deep discounts relative to the existing and potential demand for the company’s technology. Over the course of the year, the company grew revenues over 25% and the stock’s price rose over 150%.

Although stock selection was positive within the consumer cyclicals sector as the sleeve’s overweight positions in MDC Partners, VOXX International and Lithia Motors and an out-of-benchmark position in Pitney Bowes led sleeve returns, the sleeve’s underweight to the sector more than overcame positive stock selection effects. Other positions that detracted from sleeve performance during the reporting period included overweight positions in M/I Homes (consumer cyclicals), Summit Hotel Properties (financials), Entropic Communications (technology), Health Insurance Innovation (financials), Merge Healthcare (health care), Performant (financials), EarthLink (communication services) and Domtar (basic materials). M/I Homes was the top detractor from sleeve performance for the reporting period. M/I Homes is a smaller builder and seller of single-family homes and missed its second-quarter 2013 earnings estimates due to longer construction cycles and a deceleration in orders for new homes brought on by rising interest rates in June. Homebuilders in general suffered on expectations that interest rates would rise as the Fed slowed its quantitative easing programs; M/I’s smaller size and lower liquidity magnified the effects of the status of the housing market on the stock’s price.

8

Fund Commentary (con’t.)	NVIT Multi-Manager Small Company Fund

The following commentary is provided by Morgan Stanley Investment Management Inc.

Portfolio Managers:

Sam Chainani, David Cohen, Dennis Lynch, Armistead Nash, Alexander Norton and Jason Yeung

During the reporting period, the Morgan Stanley Investment Management Inc. allocation consisted of only one holding, a private placement in GLAM Media Inc. This position did not have a meaningful contribution to the sleeve.

The Fund is subject to the risks of investing in equity securities, including investing in smaller companies. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more unpredictable price changes than more-established stocks. The Fund is also subject to the risks associated with investing in foreign securities. The Fund is subject to the risks of both a growth style of investing and a value style of investing. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

Each of the Fund’s subadvisers makes investment decisions independently, and it is possible that the security selection process of one subadviser will not complement that of another subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Fund Overview	NVIT Multi-Manager Small Company Fund

Objective

The Fund seeks long-term growth of capital.

Highlights

•	The NVIT Multi-Manager Small Company Fund (Class I) returned 40.91%, outperforming the benchmark by 2.09% and the Lipper peer group by 2.72%.

•	For Neuberger Berman Management, outperformance during the reporting period was driven by stock selection, specifically in financials, energy and consumer discretionary.

•	For OppenheimerFunds, the sleeve outperformed the Index in eight of 10 sectors, led by stronger relative stock selection in industrials, information technology and consumer discretionary.

•	For Putnam Investment Management, positive stock selection across each sector drove the majority of sleeve returns during the reporting period.

Asset Allocation†

Common Stocks	95.9%
Repurchase Agreements	5.2%
Mutual Fund	3.9%
Preferred Stocks††	0.0%
Corporate Bonds††	0.0%
Right††	0.0%
Liabilities in excess of other assets†††	(5.0)%
100.0%

Top Industries††††

Commercial Banks	8.3%
Software	6.4%
Machinery	4.2%
Oil, Gas & Consumable Fuels	3.7%
Insurance	3.5%
Real Estate Investment Trusts (REITs)	3.4%
Chemicals	3.3%
Internet Software & Services	3.2%
Health Care Equipment & Supplies	3.1%
Semiconductors & Semiconductor Equipment	3.0%
Other Industries*	57.9%
100.0%

Top Holdings††††

Fidelity Institutional Money Market Fund —Institutional Class	3.7%
Wabtec Corp.	0.8%
West Pharmaceutical Services, Inc.	0.7%
MWI Veterinary Supply, Inc.	0.7%
Web.com Group, Inc.	0.7%
Middleby Corp. (The)	0.6%
ICON PLC	0.6%
Validus Holdings Ltd.	0.5%
Western Alliance Bancorp	0.5%
Ultimate Software Group, Inc. (The)	0.5%
Other Holdings*	90.7%
100.0%

Top Countries††††

United States	87.6%
Bermuda	1.2%
Canada	1.0%
Ireland	1.0%
Puerto Rico	0.9%
Switzerland	0.8%
Netherlands	0.6%
Luxembourg	0.4%
Israel	0.4%
Monaco	0.3%
Other Countries*	5.8%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

10

Fund Performance	NVIT Multi-Manager Small Company Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class I	40.91%	21.01%	9.39%
Class II	40.55%	20.71%	9.12%
Class III	40.95%	21.03%	9.40%
Class IV2	40.95%	21.00%	9.39%
Class Y2	41.19%	21.18%	9.48%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]

These returns, until the creation of the Class IV shares (April 28, 2003) and Class Y shares (March 27, 2008) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class IV and Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. Class Y shares’ annual returns have not been restated to reflect lower expenses for that class than apply to Class I shares.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	1.22%	1.17%
Class II	1.47%	1.42%
Class III	1.22%	1.17%
Class IV	1.22%	1.17%
Class Y	1.07%	1.02%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

11

Fund Performance (con’t.)	NVIT Multi-Manager Small Company Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Multi-Manager Small Company Fund versus performance of the Russell 2000® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

12

Shareholder Expense Example	NVIT Multi-Manager Small Company Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Multi-Manager Small Company Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,212.60	5.97	1.07
	Hypothetical[a,b]		1,000.00	1,019.81	5.45	1.07
Class II Shares	Actual	[a]	1,000.00	1,211.20	7.36	1.32
	Hypothetical[a,b]		1,000.00	1,018.55	6.72	1.32
Class III Shares	Actual	[a]	1,000.00	1,212.80	5.97	1.07
	Hypothetical[a,b]		1,000.00	1,019.81	5.45	1.07
Class IV Shares	Actual	[a]	1,000.00	1,212.40	5.97	1.07
	Hypothetical[a,b]		1,000.00	1,019.81	5.45	1.07
Class Y Shares	Actual	[a]	1,000.00	1,213.60	5.13	0.92
	Hypothetical[a,b]		1,000.00	1,020.57	4.69	0.92

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

13

Statement of Investments

December 31, 2013

NVIT Multi-Manager Small Company Fund

Common Stocks 95.9%

	Shares	Market Value

AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
AET & D Holdings No. 1* (a)	106,305	$0

AUSTRIA 0.0%†
Real Estate Management & Development 0.0%†
Immofinanz AG* (a)	103,675	0

BAHAMAS 0.1%
Diversified Consumer Services 0.1%
Steiner Leisure Ltd.*	11,100	546,009

BERMUDA 1.3%
Insurance 1.3%
Maiden Holdings Ltd.	129,900	1,419,807
PartnerRe Ltd.	23,500	2,477,605
Validus Holdings Ltd.	70,517	2,841,130

		6,738,542

CANADA 1.1%
Energy Equipment & Services 0.3%
Pason Systems, Inc.	46,500	1,005,950
ShawCor Ltd.	10,600	423,470

		1,429,420

Food & Staples Retailing 0.1%
North West Co., Inc. (The)	11,500	278,663

Metals & Mining 0.1%
Alamos Gold, Inc.	50,800	616,204

Oil, Gas & Consumable Fuels 0.0%†
Painted Pony Petroleum Ltd.*	20,200	132,993

Paper & Forest Products 0.1%
Stella-Jones, Inc.	27,000	692,634

Software 0.5%
Computer Modelling Group Ltd.	43,000	1,077,176
Constellation Software, Inc.	7,100	1,503,815

		2,580,991

		5,730,905

CAYMAN ISLANDS 0.2%
Thrifts & Mortgage Finance 0.2%
Home Loan Servicing Solutions Ltd.	53,000	1,217,410

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku Tudou, Inc.*	2	3

FRANCE 0.0%†
Internet Software & Services 0.0%†
Criteo SA, ADR*	3,120	106,704

GREECE 0.2%
Transportation Infrastructure 0.2%
Aegean Marine Petroleum Network, Inc.	117,243	1,315,466

Common Stocks (continued)

	Shares	Market Value

IRELAND 1.1%
Life Sciences Tools & Services 0.6%
ICON PLC*	80,850	$3,267,149

Pharmaceuticals 0.2%
Jazz Pharmaceuticals PLC*	7,636	966,412

Software 0.3%
FleetMatics Group PLC* (b)	30,680	1,326,910

		5,560,471

ISRAEL 0.4%
Construction Materials 0.4%
Caesarstone Sdot-Yam Ltd.	40,007	1,987,148

LUXEMBOURG 0.4%
Real Estate Management & Development 0.4%
Altisource Portfolio Solutions SA*	13,900	2,204,957

MONACO 0.3%
Oil, Gas & Consumable Fuels 0.3%
Scorpio Tankers, Inc.	128,442	1,514,331

NETHERLANDS 0.7%
Metals & Mining 0.4%
Constellium NV, Class A*	89,537	2,083,526

Software 0.3%
AVG Technologies NV* (b)	83,700	1,440,477

		3,524,003

PUERTO RICO 0.9%
Commercial Banks 0.7%
OFG Bancorp	107,100	1,857,114
Popular, Inc.*	57,590	1,654,561

		3,511,675

Health Care Providers & Services 0.2%
Triple-S Management Corp., Class B*	63,600	1,236,384

		4,748,059

SOUTH KOREA 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Magnachip Semiconductor Corp.*	73,281	1,428,980

SWITZERLAND 0.9%
Computers & Peripherals 0.4%
Logitech International SA (b)	144,800	1,982,312

Insurance 0.5%
Allied World Assurance Co. Holdings AG	23,200	2,617,192

		4,599,504

UNITED KINGDOM 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-Energy Ltd.* (a)	94,500	0

14

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES 88.0%
Aerospace & Defense 1.0%
Cubic Corp.	2,400	$126,384
Curtiss-Wright Corp.	5,420	337,287
HEICO Corp.	18,290	1,059,906
Hexcel Corp.*	49,538	2,213,852
Huntington Ingalls Industries, Inc.	19,859	1,787,509

		5,524,938

Air Freight & Logistics 0.4%
Forward Air Corp.	20,200	886,982
Park-Ohio Holdings Corp.*	27,950	1,464,580

		2,351,562

Auto Components 1.2%
Dana Holding Corp.	60,800	1,192,896
Gentex Corp.	15,300	504,747
Goodyear Tire & Rubber Co. (The)	63,700	1,519,246
Stoneridge, Inc.*	111,559	1,422,377
Tower International, Inc.*	69,756	1,492,778

		6,132,044

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	4,800	1,160,592

Biotechnology 0.5%
Aegerion Pharmaceuticals, Inc.*	9,790	694,698
Cubist Pharmaceuticals, Inc.*	15,925	1,096,755
NPS Pharmaceuticals, Inc.*	27,270	827,917

		2,619,370

Building Products 0.7%
A.O. Smith Corp.	44,440	2,397,094
AAON, Inc.	44,400	1,418,580

		3,815,674

Capital Markets 3.1%
American Capital Ltd.*	123,200	1,926,848
Artisan Partners Asset Management, Inc., Class A	17,450	1,137,566
Cowen Group, Inc., Class A*	396,820	1,551,566
Evercore Partners, Inc., Class A	14,380	859,636
Financial Engines, Inc.	23,680	1,645,286
Hercules Technology Growth Capital, Inc. (b)	61,818	1,013,815
Horizon Technology Finance Corp.	85,113	1,208,219
Medley Capital Corp.	92,500	1,281,125
Silvercrest Asset Management Group, Inc., Class A (b)	68,077	1,160,713
Solar Capital Ltd.	73,640	1,660,582
TCP Capital Corp. (b)	116,088	1,947,957
Virtus Investment Partners, Inc.*	3,770	754,189

		16,147,502

Chemicals 3.5%
Advanced Emissions Solutions, Inc.*	13,251	718,602
Balchem Corp.	22,000	1,291,400
Cabot Corp.	29,700	1,526,580

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Chemicals (continued)
Chemtura Corp.*	41,200	$1,150,304
Hawkins, Inc.	9,400	349,586
Innophos Holdings, Inc.	12,600	612,360
Kraton Performance Polymers, Inc.*	63,300	1,459,065
LSB Industries, Inc.*	36,800	1,509,536
Minerals Technologies, Inc.	21,430	1,287,300
NewMarket Corp.	2,300	768,545
OM Group, Inc.*	47,520	1,730,203
OMNOVA Solutions, Inc.*	128,153	1,167,474
PolyOne Corp.	32,440	1,146,754
RPM International, Inc.	33,548	1,392,577
Sensient Technologies Corp.	35,300	1,712,756
Stepan Co.	6,800	446,284

		18,269,326

Commercial Banks 8.2%
Ameris Bancorp*	85,200	1,798,572
Bancorp, Inc. (The)*	90,048	1,612,760
Bank of Hawaii Corp.	20,100	1,188,714
Bank of the Ozarks, Inc.	13,600	769,624
BankUnited, Inc.	15,200	500,384
Chemical Financial Corp.	45,743	1,448,681
Community Bank System, Inc.	14,100	559,488
CVB Financial Corp.	130,800	2,232,756
Eagle Bancorp, Inc.*	36,650	1,122,590
Financial Institutions, Inc.	74,012	1,828,837
First Connecticut Bancorp, Inc. (b)	39,600	638,352
First Financial Bankshares, Inc.	40,750	2,702,540
First Financial Holdings, Inc.	13,720	912,517
First Merchants Corp.	86,500	1,968,740
First NBC Bank Holding Co.*	53,934	1,742,068
First Niagara Financial Group, Inc.	115,800	1,229,796
First of Long Island Corp. (The)	14,547	623,630
Flushing Financial Corp.	41,600	861,120
FNB Corp.	39,000	492,180
Heartland Financial USA, Inc.	50,500	1,453,895
Home BancShares, Inc.	28,860	1,077,921
Independent Bank Group, Inc. (b)	12,502	620,849
Investors Bancorp, Inc.	77,502	1,982,501
Lakeland Financial Corp.	40,435	1,576,965
National Bank Holdings Corp., Class A	60,830	1,301,762
Pacific Premier Bancorp, Inc.*	120,900	1,902,966
PacWest Bancorp	23,000	971,060
Signature Bank*	17,642	1,895,104
State Bank Financial Corp.	65,800	1,196,902
ViewPoint Financial Group, Inc.	51,900	1,424,655
Westamerica Bancorporation	8,300	468,618
Western Alliance Bancorp*	118,180	2,819,775

		42,926,322

Commercial Services & Supplies 2.7%
Deluxe Corp.	28,900	1,508,291
Ennis, Inc.	64,795	1,146,872

15

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Commercial Services & Supplies (continued)
Healthcare Services Group, Inc.	41,950	$1,190,122
KAR Auction Services, Inc.	34,710	1,025,681
Mobile Mini, Inc.*	52,530	2,163,184
Performant Financial Corp.*	155,072	1,597,242
Pitney Bowes, Inc.	87,300	2,034,089
Rollins, Inc.	50,875	1,541,004
Team, Inc.*	7,700	326,018
UniFirst Corp.	4,100	438,700
United Stationers, Inc.	26,582	1,219,848

		14,191,051

Communications Equipment 0.8%
EMCORE Corp.*	252,100	1,290,752
NETGEAR, Inc.*	21,500	708,210
Oplink Communications, Inc.*	70,643	1,313,960
Polycom, Inc.*	88,100	989,363

		4,302,285

Computers & Peripherals 0.7%
Datalink Corp.*	98,911	1,078,130
Electronics For Imaging, Inc.*	9,900	383,427
Stratasys Ltd.*	17,600	2,370,720

		3,832,277

Construction & Engineering 0.7%
EMCOR Group, Inc.	28,900	1,226,516
Orion Marine Group, Inc.*	115,800	1,393,074
Primoris Services Corp.	27,100	843,623
UniTek Global Services, Inc.* (b)	58,493	97,098

		3,560,311

Construction Materials 0.3%
Eagle Materials, Inc.	21,520	1,666,294

Consumer Finance 0.8%
Credit Acceptance Corp.*	3,490	453,665
Encore Capital Group, Inc.*	34,960	1,757,089
Portfolio Recovery Associates, Inc.*	25,600	1,352,704
Regional Management Corp.*	14,205	481,976

		4,045,434

Containers & Packaging 1.1%
AptarGroup, Inc.	28,400	1,925,804
Berry Plastics Group, Inc.*	44,481	1,058,203
Greif, Inc., Class A	16,800	880,320
Rock Tenn Co., Class A	9,600	1,008,096
Silgan Holdings, Inc.	21,800	1,046,836

		5,919,259

Distributors 1.1%
Core-Mark Holding Co., Inc.	15,796	1,199,390
Pool Corp.	28,000	1,627,920
Stock Building Supply Holdings, Inc.*	87,419	1,592,774
VOXX International Corp.*	96,900	1,618,230

		6,038,314

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Diversified Consumer Services 0.3%
Corinthian Colleges, Inc.* (b)	266,900	$475,082
Hillenbrand, Inc.	45,100	1,326,842

		1,801,924

Diversified Financial Services 0.4%
Gain Capital Holdings, Inc.	72,800	546,728
MarketAxess Holdings, Inc.	10,650	712,166
PHH Corp.*	41,600	1,012,960

		2,271,854

Diversified Telecommunication Services 0.2%
Cogent Communications Group, Inc.	23,544	951,413

Electric Utilities 1.4%
IDACORP, Inc. (b)	30,600	1,586,304
PNM Resources, Inc.	101,700	2,453,004
Portland General Electric Co.	48,300	1,458,660
UIL Holdings Corp.	29,787	1,154,246
UNS Energy Corp.	13,914	832,753

		7,484,967

Electrical Equipment 0.6%
Coleman Cable, Inc.	39,800	1,043,556
Franklin Electric Co., Inc.	8,200	366,048
Generac Holdings, Inc.	25,140	1,423,930
Thermon Group Holdings, Inc.*	17,400	475,542

		3,309,076

Electronic Equipment, Instruments & Components 1.4%
Badger Meter, Inc.	16,200	882,900
Cognex Corp.*	28,510	1,088,512
FEI Co.	17,200	1,536,991
Littelfuse, Inc.	4,400	408,892
Methode Electronics, Inc.	32,620	1,115,278
Newport Corp.*	48,855	882,810
Rogers Corp.*	4,800	295,200
TTM Technologies, Inc.*	168,800	1,448,304

		7,658,887

Energy Equipment & Services 2.1%
Bristow Group, Inc.	8,740	656,024
CARBO Ceramics, Inc.	12,450	1,450,799
Dril-Quip, Inc.*	12,160	1,336,749
Key Energy Services, Inc.*	113,500	896,650
Matrix Service Co.*	82,863	2,027,657
Natural Gas Services Group, Inc.*	47,700	1,315,089
Oceaneering International, Inc.	13,700	1,080,656
Pioneer Energy Services Corp.*	112,148	898,305
Tidewater, Inc.	25,965	1,538,946

		11,200,875

Food & Staples Retailing 0.4%
Spartan Stores, Inc.	71,283	1,730,751
Sprouts Farmers Market, Inc.*	11,800	453,474

		2,184,225

16

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Food Products 1.2%
Annie’s, Inc.* (b)	15,150	$652,056
B&G Foods, Inc.	17,900	606,989
Boulder Brands, Inc.*	59,720	947,159
Flowers Foods, Inc.	31,925	685,430
J&J Snack Foods Corp.	12,083	1,070,433
Lancaster Colony Corp.	17,600	1,551,440
Sanderson Farms, Inc.	11,600	839,028

		6,352,535

Gas Utilities 0.7%
Chesapeake Utilities Corp.	10,600	636,212
South Jersey Industries, Inc.	10,900	609,964
Southwest Gas Corp.	40,547	2,266,983

		3,513,159

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.*	17,400	696,348
Cardiovascular Systems, Inc.*	6,210	212,941
Cutera, Inc.*	80,334	817,800
Cyberonics, Inc.*	14,090	923,036
DexCom, Inc.*	38,024	1,346,430
Haemonetics Corp.*	38,200	1,609,366
IDEXX Laboratories, Inc.*	3,004	319,535
Insulet Corp.*	39,950	1,482,145
Meridian Bioscience, Inc.	57,400	1,522,822
PhotoMedex, Inc.* (b)	91,900	1,190,105
Sirona Dental Systems, Inc.*	12,338	866,128
Spectranetics Corp.*	40,610	1,015,250
Symmetry Medical, Inc.*	154,600	1,558,368
West Pharmaceutical Services, Inc.	75,460	3,702,067

		17,262,341

Health Care Providers & Services 2.7%
Acadia Healthcare Co., Inc.* (b)	31,040	1,469,123
Amsurg Corp.*	13,034	598,521
Centene Corp.*	41,420	2,441,709
Ensign Group, Inc. (The)	23,300	1,031,491
ExamWorks Group, Inc.*	36,500	1,090,255
MWI Veterinary Supply, Inc.*	21,630	3,689,862
Providence Service Corp. (The)*	35,600	915,632
Team Health Holdings, Inc.*	46,400	2,113,520
WellCare Health Plans, Inc.*	14,490	1,020,386

		14,370,499

Health Care Technology 0.3%
HealthStream, Inc.*	21,380	700,623
Medidata Solutions, Inc.*	18,340	1,110,853

		1,811,476

Hotels, Restaurants & Leisure 2.5%
Bally Technologies, Inc.*	20,600	1,616,070
Brinker International, Inc.	24,300	1,126,062
Buffalo Wild Wings, Inc.*	13,640	2,007,808
Cheesecake Factory, Inc. (The)	15,000	724,050

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Hotels, Restaurants & Leisure (continued)
Chuy’s Holdings, Inc.*	22,660	$816,213
Cracker Barrel Old Country Store, Inc.	5,500	605,385
Fiesta Restaurant Group, Inc.*	29,160	1,523,318
Marriott Vacations Worldwide Corp.*	31,814	1,678,507
Multimedia Games Holding Co., Inc.*	26,820	841,075
Papa John’s International, Inc.	16,800	762,720
Red Robin Gourmet Burgers, Inc.*	11,000	808,940
Texas Roadhouse, Inc.	24,200	672,760

		13,182,908

Household Durables 0.5%
La-Z-Boy, Inc.	31,140	965,340
Newell Rubbermaid, Inc.	35,764	1,159,111
UCP, Inc., Class A*	42,836	627,119

		2,751,570

Household Products 0.2%
Church & Dwight Co., Inc.	16,700	1,106,876

Industrial Conglomerates 0.3%
Raven Industries, Inc.	32,374	1,331,866

Information Technology Services 1.8%
Acxiom Corp.*	18,610	688,198
BancTec, Inc.* (c)	36,134	36,134
Convergys Corp.	56,200	1,183,010
Global Cash Access Holdings, Inc.*	158,700	1,585,413
iGATE Corp.*	29,550	1,186,728
Jack Henry & Associates, Inc.	12,500	740,125
MAXIMUS, Inc.	22,720	999,453
Sapient Corp.*	50,600	878,416
Unisys Corp.* (b)	59,100	1,983,987

		9,281,464

Insurance 2.0%
American Financial Group, Inc.	28,214	1,628,512
Employers Holdings, Inc.	40,149	1,270,716
Hanover Insurance Group, Inc. (The)	27,600	1,647,996
Health Insurance Innovations, Inc., Class A*	43,173	436,479
Infinity Property & Casualty Corp.	6,500	466,375
Reinsurance Group of America, Inc.	20,834	1,612,760
RLI Corp.	9,000	876,420
Safety Insurance Group, Inc.	13,200	743,160
StanCorp Financial Group, Inc.	30,000	1,987,500

		10,669,918

Internet & Catalog Retail 0.1%
RetailMeNot, Inc.*	8,970	258,246
zulily, Inc., Class A* (b)	6,290	260,595

		518,841

Internet Software & Services 3.3%
Benefitfocus, Inc.*	4,400	254,056
ChannelAdvisor Corp.*	20,790	867,151
Cornerstone OnDemand, Inc.*	51,065	2,723,807

17

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Internet Software & Services (continued)
CoStar Group, Inc.*	13,860	$2,558,279
Envestnet, Inc.*	17,410	701,623
j2 Global, Inc.	8,500	425,085
Pandora Media, Inc.*	36,420	968,772
Perficient, Inc.*	69,100	1,618,322
Shutterstock, Inc.* (b)	20,050	1,676,782
SPS Commerce, Inc.*	19,060	1,244,618
Web.com Group, Inc.*	114,819	3,650,095
Yelp, Inc.*	12,510	862,565

		17,551,155

Leisure Equipment & Products 0.3%
Polaris Industries, Inc.	12,200	1,776,808

Life Sciences Tools & Services 0.1%
Fluidigm Corp.*	6,170	236,434
PAREXEL International Corp.*	9,400	424,692

		661,126

Machinery 4.4%
Chart Industries, Inc.*	5,300	506,892
CLARCOR, Inc.	35,200	2,265,120
Dynamic Materials Corp.	39,655	862,100
Gorman-Rupp Co. (The)	15,750	526,523
Graco, Inc.	6,300	492,156
Lincoln Electric Holdings, Inc.	4,600	328,164
Lindsay Corp.	7,800	645,450
Middleby Corp. (The)*	14,000	3,359,579
Navistar International Corp.*	28,214	1,077,493
Nordson Corp.	16,182	1,202,323
Proto Labs, Inc.* (b)	17,050	1,213,619
RBC Bearings, Inc.*	2,700	191,025
Rexnord Corp.*	31,868	860,755
Tennant Co.	9,855	668,268
Toro Co. (The)	18,322	1,165,279
Trimas Corp.*	31,400	1,252,546
Valmont Industries, Inc.	8,200	1,222,784
Wabash National Corp.*	94,400	1,165,840
Wabtec Corp.	56,396	4,188,530

		23,194,446

Media 1.3%
LIN Media LLC, Class A*	13,500	387,585
Lions Gate Entertainment Corp. (b)	51,630	1,634,606
MDC Partners, Inc., Class A	70,390	1,795,649
Media General, Inc.*	9,500	214,700
Nexstar Broadcasting Group, Inc., Class A	41,030	2,286,602
Sinclair Broadcast Group, Inc., Class A	19,770	706,382

		7,025,524

Metals & Mining 1.1%
Carpenter Technology Corp.	14,030	872,666
Compass Minerals International, Inc.	20,800	1,665,040
Globe Specialty Metals, Inc.	99,200	1,786,592

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Metals & Mining (continued)
Horsehead Holding Corp.* (b)	102,130	$1,655,527

		5,979,825

Multi-Utilities 0.3%
Avista Corp.	44,447	1,252,961
NorthWestern Corp.	7,700	333,564

		1,586,525

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	21,847	1,181,486

Oil, Gas & Consumable Fuels 3.6%
Athlon Energy, Inc.*	11,230	339,708
Bill Barrett Corp.* (b)	47,800	1,280,084
Bonanza Creek Energy, Inc.*	19,270	837,667
Diamondback Energy, Inc.*	23,310	1,232,167
Energen Corp.	25,898	1,832,284
EPL Oil & Gas, Inc.*	35,600	1,014,600
Evolution Petroleum Corp.	9,000	111,060
EXCO Resources, Inc. (b)	133,000	706,230
Gulfport Energy Corp.*	42,700	2,696,504
Kodiak Oil & Gas Corp.*	163,300	1,830,593
Laredo Petroleum Holdings, Inc.*	15,500	429,195
Midstates Petroleum Co., Inc.* (b)	184,200	1,219,404
Oasis Petroleum, Inc.*	51,290	2,409,090
Ring Energy, Inc.*	46,399	566,068
SM Energy Co.	17,315	1,439,050
Stone Energy Corp.*	27,600	954,684

		18,898,388

Paper & Forest Products 0.2%
KapStone Paper and Packaging Corp.*	18,690	1,044,023

Pharmaceuticals 0.7%
Akorn, Inc.*	41,340	1,018,204
Medicines Co. (The)*	19,770	763,517
Questcor Pharmaceuticals, Inc. (b)	25,700	1,399,366
Sucampo Pharmaceuticals, Inc., Class A*	31,363	294,812

		3,475,899

Professional Services 1.6%
Advisory Board Co. (The)*	16,228	1,033,237
Exponent, Inc.	24,000	1,858,560
Huron Consulting Group, Inc.*	10,620	666,086
Kforce, Inc.	77,300	1,581,558
Mistras Group, Inc.*	4,600	96,048
On Assignment, Inc.*	67,090	2,342,783
WageWorks, Inc.*	18,240	1,084,186

		8,662,458

Real Estate Investment Trusts (REITs) 3.6%
American Assets Trust, Inc.	36,372	1,143,172
Campus Crest Communities, Inc.	92,105	866,708
Cherry Hill Mortgage Investment Corp.	62,524	1,112,927
Colony Financial, Inc.	70,957	1,439,718

18

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc.	92,343	$814,465
EPR Properties	24,900	1,224,084
Gaming and Leisure Properties, Inc.* (b)	26,100	1,326,141
Healthcare Trust of America, Inc., Class A	74,800	736,032
iStar Financial, Inc.*	153,500	2,190,445
MFA Financial, Inc.	153,417	1,083,124
One Liberty Properties, Inc.	39,070	786,479
Piedmont Office Realty Trust, Inc., Class A	48,500	801,220
QTS Realty Trust, Inc., Class A	29,415	728,904
RAIT Financial Trust	181,400	1,627,158
Summit Hotel Properties, Inc.	219,412	1,974,708
Two Harbors Investment Corp.	129,200	1,198,976

		19,054,261

Real Estate Management & Development 0.8%
Altisource Asset Management Corp.*	1,360	1,264,800
Forestar Group, Inc.*	30,169	641,695
Howard Hughes Corp. (The)*	6,500	780,650
RE/MAX Holdings, Inc., Class A*	52,031	1,668,634

		4,355,779

Road & Rail 1.1%
Genesee & Wyoming, Inc., Class A*	21,310	2,046,826
Quality Distribution, Inc.*	167,748	2,152,206
Ryder System, Inc.	18,800	1,387,064

		5,586,096

Semiconductors & Semiconductor Equipment 2.8%
Ambarella, Inc.* (b)	18,913	641,718
FormFactor, Inc.*	208,814	1,257,060
GT Advanced Technologies, Inc.* (b)	199,075	1,735,934
Hittite Microwave Corp.*	21,100	1,302,503
Integrated Silicon Solution, Inc.*	130,100	1,572,909
Monolithic Power Systems, Inc.*	62,770	2,175,609
Pericom Semiconductor Corp.*	100,000	886,000
Photronics, Inc.*	145,600	1,314,768
Power Integrations, Inc.	16,900	943,358
RF Micro Devices, Inc.*	323,900	1,671,324
Silicon Image, Inc.*	245,900	1,512,285

		15,013,468

Software 5.8%
Actuate Corp.*	182,100	1,403,991
Advent Software, Inc.	18,700	654,313
Aspen Technology, Inc.*	60,270	2,519,286
Blackbaud, Inc.	6,500	244,725
CommVault Systems, Inc.*	25,039	1,874,920
FactSet Research Systems, Inc.	4,600	499,468
FireEye, Inc.*	1,750	76,318
Guidewire Software, Inc.*	48,620	2,385,783
Imperva, Inc.* (b)	25,666	1,235,305
Infoblox, Inc.*	46,170	1,524,533

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Software (continued)
Interactive Intelligence Group, Inc.*	21,060	$1,418,602
Manhattan Associates, Inc.*	12,400	1,456,752
Mentor Graphics Corp.	69,400	1,670,458
MICROS Systems, Inc.*	23,340	1,339,016
Monotype Imaging Holdings, Inc.	21,800	694,548
ServiceNow, Inc.*	22,450	1,257,425
Solera Holdings, Inc.	23,900	1,691,164
Splunk, Inc.*	17,200	1,181,124
Tableau Software, Inc., Class A*	13,540	933,312
TiVo, Inc.*	69,700	914,464
Tyler Technologies, Inc.*	26,040	2,659,465
Ultimate Software Group, Inc. (The)*	17,910	2,744,170

		30,379,142

Specialty Retail 2.9%
Asbury Automotive Group, Inc.*	12,110	650,791
Ascena Retail Group, Inc.*	65,900	1,394,444
Conn’s, Inc.*	27,350	2,154,907
CST Brands, Inc. (b)	30,500	1,119,960
Express, Inc.*	45,700	853,219
Five Below, Inc.* (b)	16,550	714,960
Hibbett Sports, Inc.*	21,100	1,418,131
Lithia Motors, Inc., Class A	19,360	1,343,971
Lumber Liquidators Holdings, Inc.* (b)	13,210	1,359,177
Pep Boys-Manny, Moe & Jack (The)*	77,700	943,278
Sally Beauty Holdings, Inc.*	40,000	1,209,200
Select Comfort Corp.* (b)	38,400	809,856
Tractor Supply Co.	10,800	837,864
Wet Seal, Inc. (The), Class A*	258,500	705,705

		15,515,463

Textiles, Apparel & Luxury Goods 0.8%
G-III Apparel Group Ltd.*	7,388	545,161
Skechers U.S.A., Inc., Class A*	53,900	1,785,706
Steven Madden Ltd.*	30,540	1,117,459
Wolverine World Wide, Inc.	21,300	723,348

		4,171,674

Thrifts & Mortgage Finance 1.9%
Banc of California, Inc.	55,800	748,278
BofI Holding, Inc.*	6,598	517,481
Brookline Bancorp, Inc.	21,000	200,970
EverBank Financial Corp.	70,020	1,284,167
Meta Financial Group, Inc. (b)	30,700	1,238,131
Ocwen Financial Corp.*	21,100	1,169,995
Rockville Financial, Inc.	113,700	1,615,677
Sterling Bancorp	136,500	1,825,005
United Financial Bancorp, Inc.	70,064	1,323,509

		9,923,213

Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	24,200	1,187,978
Beacon Roofing Supply, Inc.*	16,900	680,732
H&E Equipment Services, Inc.*	80,170	2,375,437

19

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Trading Companies & Distributors (continued)
HD Supply Holdings, Inc.*	64,300	$1,543,843
MRC Global, Inc.*	42,658	1,376,147
Rush Enterprises, Inc., Class A*	54,000	1,601,100
Watsco, Inc.	6,800	653,208

		9,418,445

		465,974,433

Total Common Stocks (cost $371,512,568)		507,196,925

Preferred Stocks 0.0%†
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Series M-1* (a)	19,276	56,864
Glam Media, Inc., Escrow ADR, Series M-1* (a)	2,754	4,682

		61,546

Total Preferred Stocks (cost $109,333)		61,546

Corporate Bonds 0.0%†

	Principal Amount	Market Value

UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Subordinated Note, 9.00%, 12/02/13 (a)	$42,256	37,355
Glam Media, Inc., Subordinated Note Escrow, 9.00%, 12/02/13 (a)	1,544	705

Total Corporate Bonds (cost $43,259)		38,060

Right 0.0%†

	Number of Rights	Market Value

UNITED STATES 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
EXCO Resources, Inc., expiring at an exercise price of $1.00 on 01/09/14* (b)	133,000	21,280

Total Right (cost $–)		21,280

Mutual Fund 3.9%

	Shares	Market Value

Money Market Fund 3.9%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (d)	20,674,991	$20,674,991

Total Mutual Fund (cost $20,674,991)		20,674,991

Repurchase Agreements 5.2%

	Principal Amount

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $2,000,089, collateralized by U.S. Government Treasury Securities, 0.13%, maturing 04/15/17-01/15/23; total market value $2,040,000. (e)	$2,000,000	2,000,000
Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $17,748,401, collateralized by U.S. Government Agency Securities, ranging from 1.63%-12.50%, maturing 04/15/14-12/15/43; total market value $18,103,364. (e)	17,748,396	17,748,396
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $3,000,047, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15-07/15/19; total market value $3,060,000. (e)	3,000,000	3,000,000
BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $5,000,001, collateralized by U.S. Government Agency Securities, ranging from 0.00%-6.75%, maturing 01/30/14-06/12/37; total market value $5,100,008. (e)	5,000,000	5,000,000

Total Repurchase Agreements (cost $27,748,396)		27,748,396

Total Investments (cost $420,088,547) (f) — 105.0%		555,741,198

Liabilities in excess of other assets — (5.0)%		(26,686,684)

NET ASSETS — 100.0%		$529,054,514

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

20

Statement of Investments (Continued)

December 31, 2013

NVIT Multi-Manager Small Company Fund (Continued)

(b)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $27,014,345.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $36,134 which represents 0.01% of net assets.

(d)	Represents 7-day effective yield as of December 31, 2013.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $27,748,396.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

FR	France

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

21

Statement of Assets and Liabilities

December 31, 2013

NVIT Multi- Manager Small Company Fund
Assets:
Investments, at value* (cost $392,340,151)	$527,992,802
Repurchase agreements, at value and cost	27,748,396

Total Investments	555,741,198

Cash	9,266
Foreign currencies, at value (cost $816)	816
Interest and dividends receivable	408,065
Security lending income receivable	7,583
Receivable for investments sold	1,739,865
Receivable for capital shares issued	263,498
Reclaims receivable	15,196
Prepaid expenses	1,121

Total Assets	558,186,608

Liabilities:
Payable for investments purchased	246,388
Payable for capital shares redeemed	622,692
Payable upon return of securities loaned (Note 2)	27,748,396
Accrued expenses and other payables:
Investment advisory fees	378,079
Fund administration fees	18,869
Distribution fees	11,474
Administrative servicing fees	58,628
Accounting and transfer agent fees	457
Trustee fees	457
Custodian fees	1,772
Compliance program costs (Note 3)	13
Professional fees	9,410
Printing fees	35,223
Other	236

Total Liabilities	29,132,094

Net Assets	$529,054,514

Represented by:
Capital	$319,928,918
Accumulated undistributed net investment income	164,778
Accumulated net realized gains from investments and foreign currency transactions	73,296,308
Net unrealized appreciation/(depreciation) from investments	135,652,651
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	11,859

Net Assets	$529,054,514

*	Includes value of securities on loan of $27,014,345 (Note 2).

22

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Multi- Manager Small Company Fund
Net Assets:
Class I Shares	$332,146,172
Class II Shares	55,277,965
Class III Shares	3,427,717
Class IV Shares	23,642,766
Class Y Shares	114,559,894

Total	$529,054,514

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	12,060,471
Class II Shares	2,064,772
Class III Shares	124,201
Class IV Shares	858,864
Class Y Shares	4,154,331

Total	19,262,639

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$27.54
Class II Shares	$26.77
Class III Shares	$27.60
Class IV Shares	$27.53
Class Y Shares	$27.58

The accompanying notes are an integral part of these financial statements.

23

Statement of Operations

For the Year Ended December 31, 2013

NVIT Multi- Manager Small Company Fund
INVESTMENT INCOME:
Dividend income	$5,617,400
Income from securities lending (Note 2)	123,634
Interest income	3,971
Foreign tax withholding	(25,585)

Total Income	5,719,420

EXPENSES:
Investment advisory fees	4,599,375
Fund administration fees	212,072
Distribution fees Class II Shares	129,816
Administrative servicing fees Class I Shares	498,389
Administrative servicing fees Class II Shares	77,890
Administrative servicing fees Class III Shares	4,510
Administrative servicing fees Class IV Shares	32,270
Professional fees	42,139
Printing fees	35,836
Trustee fees	17,638
Custodian fees	20,056
Accounting and transfer agent fees	5,879
Compliance program costs (Note 3)	1,618
Other	13,674

Total expenses before earnings credit and fees waived	5,691,162

Earnings credit (Note 5)	(136)
Investment advisory fees waived (Note 3)	(237,160)

Net Expenses	5,453,866

NET INVESTMENT INCOME	265,554

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	83,109,753
Net realized gains from foreign currency transactions (Note 2)	3,451

Net realized gains from investments and foreign currency transactions	83,113,204

Net change in unrealized appreciation/(depreciation) from investments	88,260,653
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(2,884)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	88,257,769

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	171,370,973

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$171,636,527

The accompanying notes are an integral part of these financial statements.

24

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Company Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$265,554	$2,352,952
Net realized gains from investments and foreign currency transactions	83,113,204	17,287,830
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	88,257,769	46,278,382

Change in net assets resulting from operations	171,636,527	65,919,164

Distributions to Shareholders From:
Net investment income:
Class I	(402,786)	(477,407)
Class II	(66,357)	–
Class III	(4,408)	(4,482)
Class IV	(32,392)	(29,597)
Class Y	(302,968)	(247,971)

Change in net assets from shareholder distributions	(808,911)	(759,457)

Change in net assets from capital transactions	(102,525,688)	(13,481,021)

Change in net assets	68,301,928	51,678,686

Net Assets:
Beginning of year	460,752,586	409,073,900

End of year	$529,054,514	$460,752,586

Accumulated undistributed net investment income at end of year	$164,778	$1,710,458

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$14,209,859	$43,940,217
Dividends reinvested	402,786	477,407
Cost of shares redeemed	(104,868,525)	(54,306,844)

Total Class I Shares	(90,255,880)	(9,889,220)

Class II Shares
Proceeds from shares issued	4,066,519	3,150,941
Dividends reinvested	66,357	–
Cost of shares redeemed	(12,813,265)	(8,044,841)

Total Class II Shares	(8,680,389)	(4,893,900)

Class III Shares
Proceeds from shares issued	731,364	545,063
Dividends reinvested	4,408	4,482
Cost of shares redeemed	(1,047,499)	(782,338)

Total Class III Shares	(311,727)	(232,793)

Class IV Shares
Proceeds from shares issued	496,981	556,669
Dividends reinvested	32,392	29,597
Cost of shares redeemed	(3,734,107)	(3,383,497)

Total Class IV Shares	(3,204,734)	(2,797,231)

25

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Company Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$4,558,983	$8,151,872
Dividends reinvested	302,968	247,971
Cost of shares redeemed	(4,934,909)	(4,067,720)

Total Class Y Shares	(72,958)	4,332,123

Change in net assets from capital transactions	$(102,525,688)	$(13,481,021)

SHARE TRANSACTIONS:
Class I Shares
Issued	615,542	2,521,467
Reinvested	15,924	25,074
Redeemed	(4,425,654)	(2,917,433)

Total Class I Shares	(3,794,188)	(370,892)

Class II Shares
Issued	182,329	173,671
Reinvested	2,706	–
Redeemed	(557,615)	(446,561)

Total Class II Shares	(372,580)	(272,890)

Class III Shares
Issued	29,873	29,086
Reinvested	173	235
Redeemed	(44,719)	(43,224)

Total Class III Shares	(14,673)	(13,903)

Class IV Shares
Issued	21,140	29,809
Reinvested	1,274	1,555
Redeemed	(161,297)	(182,556)

Total Class IV Shares	(138,883)	(151,192)

Class Y Shares
Issued	190,438	440,743
Reinvested	11,654	13,010
Redeemed	(220,167)	(214,916)

Total Class Y Shares	(18,075)	238,837

Total change in shares	(4,338,399)	(570,040)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

26

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return		Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$19.57	0.01	7.99	8.00	(0.03)	(0.03)	–	$27.54	40.91%		$332,146,172	1.08%	0.05%		1.13%	57.65%
Year Ended December 31, 2012 (c)	$16.97	0.09	2.54	2.63	(0.03)	(0.03)	–	$19.57	15.50%		$310,267,734	1.11%	0.50%		1.16%	69.03%
Year Ended December 31, 2011 (c)	$18.05	(0.01)	(0.98)	(0.99)	(0.09)	(0.09)	–	$16.97	(5.56%	)	$275,298,485	1.16%	(0.06%	)	1.17%	114.47%
Year Ended December 31, 2010 (c)	$14.45	0.08	3.57	3.65	(0.05)	(0.05)	–	$18.05	25.32%		$360,470,763	1.18%	0.50%		1.18%	68.84%
Year Ended December 31, 2009 (c)	$10.76	0.04	3.68	3.72	(0.03)	(0.03)	–	$14.45	34.70%		$352,187,874	1.19%	0.38%		1.19%	77.10%

Class II Shares
Year Ended December 31, 2013 (c)	$19.07	(0.04)	7.77	7.73	(0.03)	(0.03)	–	$26.77	40.55%		$55,277,965	1.33%	(0.20%	)	1.38%	57.65%
Year Ended December 31, 2012 (c)	$16.55	0.05	2.47	2.52	–	–	–	$19.07	15.23%		$46,480,380	1.36%	0.26%		1.41%	69.03%
Year Ended December 31, 2011 (c)	$17.64	(0.05)	(0.96)	(1.01)	(0.08)	(0.08)	–	$16.55	(5.80%	)	$44,853,662	1.41%	(0.30%	)	1.42%	114.47%
Year Ended December 31, 2010 (c)	$14.13	0.04	3.48	3.52	(0.01)	(0.01)	–	$17.64	24.98%		$53,716,945	1.43%	0.26%		1.43%	68.84%
Year Ended December 31, 2009 (c)	$10.53	0.02	3.60	3.62	(0.02)	(0.02)	–	$14.13	34.43%		$48,640,531	1.44%	0.18%		1.44%	77.10%

Class III Shares
Year Ended December 31, 2013 (c)	$19.61	0.01	8.02	8.03	(0.04)	(0.04)	–	$27.60	40.95%		$3,427,717	1.08%	0.05%		1.13%	57.65%
Year Ended December 31, 2012 (c)	$17.01	0.10	2.53	2.63	(0.03)	(0.03)	–	$19.61	15.48%		$2,723,797	1.11%	0.54%		1.16%	69.03%
Year Ended December 31, 2011 (c)	$18.10	(0.01)	(0.99)	(1.00)	(0.09)	(0.09)	–	$17.01	(5.55%	)	$2,598,385	1.16%	(0.06%	)	1.17%	114.47%
Year Ended December 31, 2010 (c)	$14.48	0.09	3.58	3.67	(0.05)	(0.05)	–	$18.10	25.35%		$2,984,634	1.18%	0.58%		1.18%	68.84%
Year Ended December 31, 2009 (c)	$10.78	0.04	3.69	3.73	(0.03)	(0.03)	–	$14.48	34.73%		$2,523,106	1.19%	0.35%		1.19%	77.10%

Class IV Shares
Year Ended December 31, 2013 (c)	$19.56	0.01	8.00	8.01	(0.04)	(0.04)	–	$27.53	40.95%		$23,642,766	1.08%	0.05%		1.13%	57.65%
Year Ended December 31, 2012 (c)	$16.96	0.09	2.54	2.63	(0.03)	(0.03)	–	$19.56	15.51%		$19,519,832	1.11%	0.50%		1.16%	69.03%
Year Ended December 31, 2011 (c)	$18.05	(0.01)	(0.99)	(1.00)	(0.09)	(0.09)	–	$16.96	(5.56%	)	$19,488,197	1.16%	(0.06%	)	1.17%	114.47%
Year Ended December 31, 2010 (c)	$14.44	0.08	3.58	3.66	(0.05)	(0.05)	–	$18.05	25.34%		$23,631,715	1.18%	0.50%		1.18%	66.84%
Year Ended December 31, 2009 (c)	$10.76	0.04	3.67	3.71	(0.03)	(0.03)	–	$14.44	34.61%		$23,013,941	1.19%	0.38%		1.19%	77.10%

Class Y Shares
Year Ended December 31, 2013 (c)	$19.60	0.05	8.00	8.05	(0.07)	(0.07)	–	$27.58	41.11%	(d)	$114,559,894	0.93%	0.21%		0.98%	57.65%
Year Ended December 31, 2012 (c)	$16.99	0.13	2.54	2.67	(0.06)	(0.06)	–	$19.60	15.66%		$81,760,843	0.96%	0.69%		1.01%	69.03%
Year Ended December 31, 2011 (c)	$18.06	0.03	(1.00)	(0.97)	(0.10)	(0.10)	–	$16.99	(5.46%	)	$66,835,171	1.00%	0.15%		1.02%	114.47%
Year Ended December 31, 2010 (c)	$14.45	0.14	3.54	3.68	(0.07)	(0.07)	–	$18.06	25.57%		$45,725,653	1.03%	0.88%		1.03%	68.84%
Year Ended December 31, 2009 (c)	$10.76	0.05	3.68	3.73	(0.04)	(0.04)	–	$14.45	34.80%		$17,171,892	1.03%	0.43%		1.03%	77.10%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

27

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

28

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

29

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,524,938	$—	$—	$5,524,938
Air Freight & Logistics	2,351,562	—	—	2,351,562
Auto Components	6,132,044	—	—	6,132,044
Beverages	1,160,592	—	—	1,160,592
Biotechnology	2,619,370	—	—	2,619,370
Building Products	3,815,674	—	—	3,815,674
Capital Markets	16,147,502	—	—	16,147,502
Chemicals	18,269,326	—	—	18,269,326
Commercial Banks	46,437,997	—	—	46,437,997
Commercial Services & Supplies	14,191,051	—	—	14,191,051
Communications Equipment	4,302,285	—	—	4,302,285
Computers & Peripherals	5,814,589	—	—	5,814,589
Construction & Engineering	3,560,311	—	—	3,560,311
Construction Materials	3,653,442	—	—	3,653,442
Consumer Finance	4,045,434	—	—	4,045,434
Containers & Packaging	5,919,259	—	—	5,919,259
Distributors	6,038,314	—	—	6,038,314
Diversified Consumer Services	2,347,933	—	—	2,347,933
Diversified Financial Services	2,271,854	—	—	2,271,854
Diversified Telecommunication Services	951,413	—	—	951,413
Electric Utilities	7,484,967	—	—	7,484,967
Electrical Equipment	3,309,076	—	—	3,309,076
Electronic Equipment, Instruments & Components	7,658,887	—	—	7,658,887
Energy Equipment & Services	11,624,345	1,005,950	—	12,630,295
Food & Staples Retailing	2,184,225	278,663	—	2,462,888
Food Products	6,352,535	—	—	6,352,535
Gas Utilities	3,513,159	—	—	3,513,159
Health Care Equipment & Supplies	17,262,341	—	—	17,262,341
Health Care Providers & Services	15,606,883	—	—	15,606,883
Health Care Technology	1,811,476	—	—	1,811,476
Hotels, Restaurants & Leisure	13,182,908	—	—	13,182,908
Household Durables	2,751,570	—	—	2,751,570
Household Products	1,106,876	—	—	1,106,876
Industrial Conglomerates	1,331,866	—	—	1,331,866
Information Technology Services	9,245,330	36,134	—	9,281,464
Insurance	20,025,652	—	—	20,025,652
Internet & Catalog Retail	518,841	—	—	518,841
Internet Software & Services	17,657,859	3	—	17,657,862
Leisure Equipment & Products	1,776,808	—	—	1,776,808
Life Sciences Tools & Services	3,928,275	—	—	3,928,275
Machinery	23,194,446	—	—	23,194,446
Media	7,025,524	—	—	7,025,524
Metals & Mining	8,679,555	—	—	8,679,555
Multi-Utilities	1,586,525	—	—	1,586,525
Office Electronics	1,181,486	—	—	1,181,486
Oil, Gas & Consumable Fuels	20,545,712	—	—	20,545,712
Paper & Forest Products	1,736,657	—	—	1,736,657

30

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Pharmaceuticals	$4,442,311	$—	$—	$4,442,311
Professional Services	8,662,458	—	—	8,662,458
Real Estate Investment Trusts (REITs)	19,054,261	—	—	19,054,261
Real Estate Management & Development	6,560,736	—	—	6,560,736
Road & Rail	5,586,096	—	—	5,586,096
Semiconductors & Semiconductor Equipment	16,442,448	—	—	16,442,448
Software	33,146,529	2,580,991	—	35,727,520
Specialty Retail	15,515,463	—	—	15,515,463
Textiles, Apparel & Luxury Goods	4,171,674	—	—	4,171,674
Thrifts & Mortgage Finance	11,140,623	—	—	11,140,623
Trading Companies & Distributors	9,418,445	—	—	9,418,445
Transportation Infrastructure	1,315,466	—	—	1,315,466
Total Common Stocks	$503,295,184	$3,901,741	$—	$507,196,925
Corporate Bonds	—	—	38,060	38,060
Mutual Fund	20,674,991	—	—	20,674,991
Preferred Stocks	—	—	61,546	61,546
Repurchase Agreements	—	27,748,396	—	27,748,396
Right	21,280	—	—	21,280
Total	$523,991,455	$31,650,137	$99,606	$555,741,198

Amounts	designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Balance as of 12/31/12	$—	$81,538	$43,801	$125,339
Accrued Accretion/(Amortization)	—	—	(1,057)	(1,057)
Realized Gain/(Loss)	—	—	(4,083)	(4,083)
Change in Unrealized Appreciation/(Depreciation)	—	(19,992)	(1,763)	(21,755)
Purchases*	—	—	—	—
Sales	—	—	1,162	1,162
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	—	—	—	—
Balance as of 12/31/13	$—	$61,546	$38,060	$99,606

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

31

Notes to Financial Statements (Continued)

December 31, 2013

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the

32

Notes to Financial Statements (Continued)

December 31, 2013

replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(e)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17 – 01/15/23; total market value $306,000,063.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% – 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreements and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

33

Notes to Financial Statements (Continued)

December 31, 2013

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses, passive foreign investment company gain/loss on sales, REIT returns of capital dividends and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments and foreign currency transactions
$(2)	$(1,002,323)	$1,002,325

(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing

34

Notes to Financial Statements (Continued)

December 31, 2013

authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers
Morgan Stanley Investment Management, Inc.
Putnam Investment Management, LLC
Neuberger Berman Management, LLC
Oppenheimer Funds, Inc.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.93%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.93%
$200 million and more	0.88%

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

35

Notes to Financial Statements (Continued)

December 31, 2013

Prior to May 1, 2013, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $76,542, for which NFA shall not be entitled to later seek recoupment.

Effective May 1, 2013, NFA has contractually agreed (the “Agreement”) to waive Investment Advisory Fees in an amount equal to 0.0465% of the Fund’s average daily net assets. Pursuant to the Agreement, during the period from May 1, 2013 through December 31, 2013, NFA waived Investment Advisory Fees in an amount equal to $160,618.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $212,072 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $1,618.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2013, NFS earned $613,059 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption

36

Notes to Financial Statements (Continued)

December 31, 2013

fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $332 and $213, respectively.

5.  Bank Loans and Earnings Credits

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $280,424,477 and sales of $389,914,623 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money

37

Notes to Financial Statements (Continued)

December 31, 2013

Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $115,587 of brokerage commissions

10. Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$808,911	$—	$808,911	$—	$808,911

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$759,457	$—	$759,457	$—	$759,457

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$13,350,156	$61,960,572	$75,310,728	$—	$133,814,868	$209,125,596

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

38

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$421,938,189	$142,149,968	$(8,346,959)	$133,803,009

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $6,904,942 to offset capital gains.

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class III shares will be converted to Class I shares. Class III shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Multi-Manager Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Multi-Manager Small Company Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

40

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 80.63%.

Approval of Interim Subadvisory Agreement and Subadvisory Agreement

At a special telephonic meeting of the Board of Trustees held on October 18, 2013, the Board, including the Independent Trustees, discussed and unanimously approved, for the NVIT Multi-Manager Small Company Fund (the “Fund”), an interim investment subadvisory agreement with Putnam Investment Management, LLC (“Putnam”) (the “Interim Subadvisory Agreement”). An unexpected change of control had occurred with respect to Putnam, the existing subadviser to the Fund, due to the death of a controlling shareholder of Putnam’s ultimate parent company. As a result of the change of control the previous subadvisory agreement among Nationwide Fund Advisors (“NFA”), Putnam, and NVIT had been terminated. The Trustees were provided with materials relating to the change of control of Putnam in advance of the meeting. The Trustees approved the Interim Subadvisory Agreement on the basis that the change of control was not expected to affect the nature or quality of the services provided by Putnam. For the same reason, the Board of Trustees, at its December 11, 2013 in-person meeting, unanimously approved a new, definitive investment subadvisory agreement with Putnam for the Fund, on the same terms as the subadvisory agreement that had been terminated as a result of the change of control.

41

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

42

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

43

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

44

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

45

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

46

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

47

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

48

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

49

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

50

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

51

Annual Report

December 31, 2013

NVIT Nationwide Fund

AR-NAT 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, smallcapitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Nationwide Fund

For the annual period ended December 31, 2013, the NVIT Nationwide Fund (Class I) returned 31.10% versus 32.39% for its benchmark, the S&P 500® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Large-Cap Core Funds (consisting of 231 funds as of December 31, 2013) was 32.79% for the same time period.

This Fund experienced a manager change on June 17, 2013. For the period from January 1, 2013, through June 16, 2013, the NVIT Nationwide Fund (Class I) returned 16.00%, compared with 15.21% for the S&P 500® Index. From June 17, 2013, through December 31, 2013, the Fund returned 13.02% versus 14.92% for the benchmark.

A 20th Century Market in the 21st Century

For the U.S. stock market, 2013 was a banner year. The S&P 500 Index returned 32.39%, the highest one-year return since 1997. With earnings growth at about 6% in 2013 and the dividend yield at about 2%, these two components of return only added up to one-fourth of the total market return; the majority of the market’s return came from the expansion of valuation. The price-to-earnings ratio for the S&P 500 Index (based on forecasted earnings for the next 12 months) moved from 14x to over 17x.

Improved leading indicators of economic growth drove this valuation expansion. The housing market showed signs of stability and even in some regions, downright improvement. Interest rates rose as the Federal Reserve began to discuss the end of Quantitative Easing, implying that a rise in the federal funds rate might come sooner rather than later. The yield on 10-year U.S. Treasurys, which touched 1.4% in the first quarter, finished the year at about 3%. Inflation remained tame as well during the year. The last time we have seen a deflationary expansion like this was in the mid- to late-1990s, which, ironically, was the last time we saw a valuation-led market of this magnitude.

Polarization is Not Just in Politics

An interesting characteristic of the market in 2013 was the role of style in investment returns. It was not value or growth that drove returns; rather,

value and growth drove returns. The best-performing stocks in the market were deep-value stocks and high-growth stocks. The S&P 500® Growth Index and the S&P 500® Value Index both matched the market return: 32%. The S&P 500® Pure Growth Index, however, returned almost 44%, and the S&P 500® Pure Value Index returned just over 48%. Investors brave enough to play in the extremes of the market were the most successful.

Another name for a rally like this is a “junk” rally. Many of the companies in these parts of the market either have valuations that demand unrealistic assumptions to justify or are nearing bankruptcy and are bailed out by an improving economy. This environment posed a headwind to the Fund’s investment strategy. As we employ our investment strategy as a core manager, fewer holdings come from these extremes, and our signals are less effective in selecting them.

Looking Forward, Waiting Our Turn

We were not alone in this plight. Large-capitalization core strategies in general struggled. While about 50% of large-cap growth and large-cap value strategies outperformed the market, only one-third of core strategies were able to accomplish this. Beneath these market currents, the Fund captured the majority of the advance, underperforming its benchmark index by less than 2%. The team manages the Fund in a conservative manner, with a particular focus on risk, and the Fund can be expected to underperform in a rally led by volatile stocks.

The team is optimistic for 2014. The improvement in the domestic economy has brought stability to the equity market, and with it we have moved away from the risk-on/risk-off markets of the past several years. Correlations across stocks are down, and relative performance is being determined more by the merits of each individual firm than by the macroeconomic environment around them. Such markets bode well for active managers. In addition, a rally similar to what we saw in 2013 often leaves poor-quality and high-octane stocks overvalued, setting the stage for improved relative performance for the core stocks that the team focuses on.

5

Fund Commentary (con’t.)	NVIT Nationwide Fund

Subadviser:

HighMark Capital Management, Inc.*

Portfolio Managers:

Derek Izuel, CFA and Edward Herbert

* HighMark Capital Management, Inc. became a subadviser for the Fund on June 17, 2013.

The Fund is subject to the risks of investing in equity securities. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Nationwide Fund

Objective

The Fund seeks total return through a flexible combination of capital appreciation and current income.

Highlights

•	For the period under the current manager, the NVIT Nationwide Fund (Class I) returned 13.02%, underperforming the benchmark by 1.90%.

•

The 2013 investment environment known as a “junk rally” posed a headwind to the Fund’s investment strategy. As we employ our investment strategy as a core manager, fewer holdings come from these extremes, and our signals are less effective in selecting them.

•	The team manages the Fund in a conservative manner, with a particular focus on risk, and the Fund can be expected to underperform in a rally led by volatile stocks.

Asset Allocation †

Common Stocks	98.1%
Mutual Fund	1.8%
Repurchase Agreement	0.3%
Liabilities in excess of other assets	(0.2)%
100.0%

Top Industries ††

Oil, Gas & Consumable Fuels	8.3%
Pharmaceuticals	6.9%
Software	5.7%
Chemicals	5.4%
Commercial Banks	5.0%
Insurance	4.8%
Communications Equipment	4.4%
Aerospace & Defense	4.3%
Road & Rail	4.0%
Beverages	3.2%
Other Industries *	48.0%
100.0%

Top Holdings ††

Wells Fargo & Co.	4.1%
QUALCOMM, Inc.	3.4%
Coca-Cola Co. (The)	3.2%
Procter & Gamble Co. (The)	3.1%
Chevron Corp.	3.0%
Union Pacific Corp.	3.0%
Pfizer, Inc.	2.8%
Boeing Co. (The)	2.8%
General Electric Co.	2.7%
Travelers Cos., Inc. (The)	2.6%
Other Holdings *	69.3%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

7

Fund Performance	NVIT Nationwide Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.
Class I	31.10%	16.58%	6.20%
Class II	30.79%	16.27%	5.93%
Class III	31.12%	16.68%	6.26%
Class IV	31.00%	16.57%	6.19%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

Expense Ratios

Expense Ratio*
Class I	0.79%
Class II	1.04%
Class III	0.79%
Class IV	0.79%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Nationwide Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Nationwide Fund versus performance of the S&P 500® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Nationwide Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,149.70	4.28	0.79
	Hypothetical	[a,b]	1,000.00	1,021.22	4.02	0.79
Class II Shares	Actual	[a]	1,000.00	1,148.40	5.63	1.04
	Hypothetical	[a,b]	1,000.00	1,019.96	5.30	1.04
Class III Shares	Actual	[a]	1,000.00	1,149.40	4.28	0.79
	Hypothetical	[a,b]	1,000.00	1,021.22	4.02	0.79
Class IV Shares	Actual	[a]	1,000.00	1,148.80	4.28	0.79
	Hypothetical	[a,b]	1,000.00	1,021.22	4.02	0.79

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Nationwide Fund

Common Stocks 98.1%

	Shares	Market Value

Aerospace & Defense 4.3%
Boeing Co. (The)	156,825	$21,405,044
Lockheed Martin Corp.	57,235	8,508,555
Spirit AeroSystems Holdings, Inc., Class A*	90,200	3,074,016

		32,987,615

Auto Components 1.0%
Johnson Controls, Inc.	147,900	7,587,270

Automobiles 0.7%
Ford Motor Co.	360,670	5,565,138

Beverages 3.2%
Coca-Cola Co. (The)	594,470	24,557,556

Biotechnology 2.1%
Biogen Idec, Inc.*	29,760	8,325,360
Celgene Corp.*	18,350	3,100,416
Pharmacyclics, Inc.*	46,535	4,922,472

		16,348,248

Building Products 0.3%
Allegion PLC*	55,350	2,445,917

Capital Markets 1.0%
Goldman Sachs Group, Inc. (The)	43,610	7,730,309

Chemicals 5.4%
Huntsman Corp.	166,250	4,089,750
Monsanto Co.	58,425	6,809,434
PPG Industries, Inc.	80,150	15,201,249
Praxair, Inc.	26,190	3,405,485
Westlake Chemical Corp.	101,500	12,390,105

		41,896,023

Commercial Banks 5.0%
Regions Financial Corp.	683,545	6,760,260
Wells Fargo & Co.	697,730	31,676,942

		38,437,202

Commercial Services & Supplies 0.4%
Tyco International Ltd.	81,240	3,334,090

Communications Equipment 4.4%
Cisco Systems, Inc.	340,035	7,633,786
QUALCOMM, Inc.	353,525	26,249,231

		33,883,017

Computers & Peripherals 1.7%
Apple, Inc.	23,110	12,967,252

Consumer Finance 1.2%
Discover Financial Services	164,860	9,223,917

Diversified Consumer Services 0.7%
Service Corp. International	285,875	5,182,914

Common Stocks (continued)

	Shares	Market Value

Diversified Financial Services 0.5%
Citigroup, Inc.	81,240	$4,233,416

Energy Equipment & Services 1.3%
Dril-Quip, Inc.*	75,520	8,301,914
Oceaneering International, Inc.	22,500	1,774,800

		10,076,714

Food & Staples Retailing 0.3%
CVS Caremark Corp. (a)	30,750	2,200,778

Food Products 1.4%
Hillshire Brands Co.	318,315	10,644,454

Health Care Equipment & Supplies 2.4%
Abbott Laboratories	472,855	18,124,532

Health Care Providers & Services 3.0%
Aetna, Inc.	105,840	7,259,566
Cardinal Health, Inc.	49,200	3,287,052
McKesson Corp.	76,280	12,311,592

		22,858,210

Hotels, Restaurants & Leisure 2.1%
McDonald’s Corp.	73,305	7,112,784
Starbucks Corp.	68,740	5,388,529
Starwood Hotels & Resorts Worldwide, Inc.	48,805	3,877,557

		16,378,870

Household Durables 0.2%
Taylor Morrison Home Corp., Class A*	78,065	1,752,559

Household Products 3.1%
Procter & Gamble Co. (The)	294,210	23,951,636

Independent Power Producers & Energy Traders 0.6%
Calpine Corp.*	224,180	4,373,752

Industrial Conglomerates 2.7%
General Electric Co.	735,620	20,619,429

Information Technology Services 2.4%
Amdocs Ltd.	188,665	7,780,544
Computer Sciences Corp.	129,350	7,228,078
CoreLogic, Inc.*	52,905	1,879,715
FleetCor Technologies, Inc.*	15,000	1,757,550

		18,645,887

Insurance 4.8%
Allstate Corp. (The)	72,215	3,938,606
Aspen Insurance Holdings Ltd.	90,200	3,726,162
HCC Insurance Holdings, Inc.	40,965	1,890,125
PartnerRe Ltd.	71,400	7,527,702
Travelers Cos., Inc. (The)	219,815	19,902,050

		36,984,645

11

Statement of Investments

December 31, 2013

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Market Value

Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	10,315	$4,113,519

Internet Software & Services 2.6%
eBay, Inc.*	206,125	11,314,201
Google, Inc., Class A*	8,035	9,004,905

		20,319,106

Machinery 1.3%
Ingersoll-Rand PLC	166,050	10,228,680

Media 2.2%
Liberty Media Corp., Series A*	31,880	4,668,826
Madison Square Garden Co. (The), Class A*	32,600	1,877,108
Time Warner, Inc.	101,870	7,102,376
Viacom, Inc., Class B	34,025	2,971,744

		16,620,054

Multi-Utilities 0.7%
DTE Energy Co.	75,785	5,031,366

Office Electronics 1.8%
Xerox Corp.	1,157,595	14,087,931

Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.	53,765	4,264,640
Cabot Oil & Gas Corp.	221,005	8,566,154
Chevron Corp.	187,775	23,454,975
EOG Resources, Inc.	49,200	8,257,728
Occidental Petroleum Corp.	91,260	8,678,826
Phillips 66	109,905	8,476,972
Southwestern Energy Co.*	60,705	2,387,528

		64,086,823

Personal Products 0.3%
Nu Skin Enterprises, Inc., Class A	15,000	2,073,300

Pharmaceuticals 6.9%
AbbVie, Inc.	135,100	7,134,631
Allergan, Inc.	85,900	9,541,772
Eli Lilly & Co.	45,830	2,337,330
Johnson & Johnson	137,270	12,572,559
Pfizer, Inc.	705,465	21,608,393

		53,194,685

Real Estate Investment Trusts (REITs) 1.9%
Boston Properties, Inc.	31,300	3,141,581
Equity Lifestyle Properties, Inc.	55,350	2,005,330
General Growth Properties, Inc.	117,940	2,367,056
Prologis, Inc.	191,740	7,084,793

		14,598,760

Road & Rail 4.0%
AMERCO*	12,600	2,996,784
Old Dominion Freight Line, Inc.*	80,200	4,252,204

Common Stocks (continued)

	Shares	Market Value

Road & Rail (continued)
Union Pacific Corp.	139,070	$23,363,760

		30,612,748

Software 5.7%
Activision Blizzard, Inc.	230,130	4,103,218
Adobe Systems, Inc.*	100,780	6,034,707
CA, Inc.	171,705	5,777,873
Citrix Systems, Inc.*	41,265	2,610,011
Compuware Corp.	493,800	5,535,498
Microsoft Corp.	401,040	15,010,927
Oracle Corp.	128,655	4,922,340

		43,994,574

Specialty Retail 2.6%
Home Depot, Inc. (The)	128,060	10,544,460
Lowe’s Cos., Inc.	112,190	5,559,015
Signet Jewelers Ltd.	47,810	3,762,647

		19,866,122

Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	27,475	2,160,634

Tobacco 2.2%
Philip Morris International, Inc.	193,330	16,844,843

Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	183,905	4,741,071

Total Common Stocks (cost $654,884,297)		755,565,566

Mutual Fund 1.8%
Money Market Fund 1.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (b)	13,625,744	13,625,744

Total Mutual Fund (cost $13,625,744)		13,625,744

Repurchase Agreement 0.3%

	Principal Amount

Goldman Sachs & Co., 0.005%, dated 12/31/2013, due 01/02/2014, repurchase price $2,006,831, collateralized by U.S. Government Agency Securities ranging from 1.63%-12.50%, maturing 04/15/2014-12/15/2043; total market value $2,046,967.(c)	$2,006,830	2,006,830

Total Repurchase Agreement (cost $2,006,830)		$2,006,830

12

Statement of Investments

December 31, 2013

NVIT Nationwide Fund

Repurchase Agreement (continued)

Market Value

Total Investments (cost $670,516,871) (d) — 100.2%	$771,198,140

Liabilities in excess of other assets — (0.2%)	(1,689,323)

NET ASSETS — 100.0%	$769,508,817

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $1,960,803.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $2,006,830.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
155	E-mini S&P 500	03/21/14	$14,268,525	$476,245

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities

December 31, 2013

NVIT Nationwide Fund
Assets:
Investments, at value *(cost $668,510,041)	$769,191,310
Repurchase agreement, at value and cost	2,006,830

Total Investments	771,198,140

Cash	2,289
Dividends receivable	976,010
Security lending income receivable	264
Receivable for capital shares issued	1,314
Receivable for variation margin on futures contracts	685,100
Prepaid expenses	1,582

Total Assets	772,864,699

Liabilities:
Payable for capital shares redeemed	764,213
Payable upon return of securities loaned (Note 2)	2,006,830
Accrued expenses and other payables:
Investment advisory fees	374,224
Fund administration fees	22,318
Distribution fees	33,359
Administrative servicing fees	99,670
Accounting and transfer agent fees	217
Trustee fees	750
Custodian fees	4,337
Compliance program costs (Note 3)	27
Professional fees	8,584
Printing fees	40,614
Other	739

Total Liabilities	3,355,882

Net Assets	$769,508,817

Represented by:
Capital	$949,580,844
Accumulated undistributed net investment income	638,019
Accumulated net realized losses from investments, futures, and foreign currency transactions	(281,867,560)
Net unrealized appreciation/(depreciation) from investments	100,681,269
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	476,245

Net Assets	$769,508,817

*	Includes value of securities on loan of $1,960,803 (Note 2).

14

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Nationwide Fund
Net Assets:
Class I Shares	$497,167,860
Class II Shares	159,365,672
Class III Shares	1,870,532
Class IV Shares	111,104,753

Total	$769,508,817

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	37,694,688
Class II Shares	12,131,942
Class III Shares	141,311
Class IV Shares	8,426,981

Total	58,394,922

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.19
Class II Shares	$13.14
Class III Shares	$13.24
Class IV Shares	$13.18

The accompanying notes are an integral part of these financial statements.

15

Statement of Operations

For the Year Ended December 31, 2013

NVIT Nationwide Fund
INVESTMENT INCOME:
Dividend income	$14,915,672
Income from securities lending (Note 2)	22,179
Foreign tax withholding	(51,300)

Total Income	14,886,551

EXPENSES:
Investment advisory fees	4,225,156
Fund administration fees	251,486
Distribution fees Class II Shares	388,379
Administrative servicing fees Class I Shares	696,111
Administrative servicing fees Class II Shares	233,029
Administrative servicing fees Class III Shares	1,941
Administrative servicing fees Class IV Shares	154,709
Professional fees	44,020
Printing fees	69,040
Trustee fees	24,052
Custodian fees	26,585
Accounting and transfer agent fees	1,572
Compliance program costs (Note 3)	2,403
Other	18,777

Total expenses before earnings credit and fees waived	6,137,260

Earnings credit (Note 5)	(458)
Investment advisory fees waived (Note 3)	(38,248)

Net Expenses	6,098,554

NET INVESTMENT INCOME	8,787,997

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	171,467,114
Net realized gains from futures transactions (Note 2)	1,226,341
Net realized gains from foreign currency transactions (Note 2)	23,890

Net realized gains from investments, futures, and foreign currency transactions	172,717,345

Net change in unrealized appreciation/(depreciation) from investments	12,071,994
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	476,245
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	159

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	12,548,398

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	185,265,743

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$194,053,740

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets

	NVIT Nationwide Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$8,787,997	$9,515,608
Net realized gains from investments, futures, and foreign currency transactions	172,717,345	53,482,491
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	12,548,398	28,791,606

Change in net assets resulting from operations	194,053,740	91,789,705

Distributions to Shareholders From:
Net investment income:
Class I	(6,094,901)	(6,035,349)
Class II	(1,571,656)	(1,752,052)
Class III	(22,238)	(17,029)
Class IV	(1,360,627)	(1,317,148)

Change in net assets from shareholder distributions	(9,049,422)	(9,121,578)

Change in net assets from capital transactions	(85,190,250)	(106,992,658)

Change in net assets	99,814,068	(24,324,531)

Net Assets:
Beginning of year	669,694,749	694,019,280

End of year	$769,508,817	$669,694,749

Accumulated undistributed net investment income at end of year	$638,019	$875,554

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,146,785	$1,929,333
Dividends reinvested	6,094,901	6,035,349
Cost of shares redeemed	(60,797,486)	(69,993,021)

Total Class I Shares	(47,555,800)	(62,028,339)

Class II Shares
Proceeds from shares issued	1,342,780	2,610,700
Dividends reinvested	1,571,656	1,752,052
Cost of shares redeemed	(32,909,711)	(42,398,305)

Total Class II Shares	(29,995,275)	(38,035,553)

Class III Shares
Proceeds from shares issued	1,028,284	886,165
Dividends reinvested	22,238	17,029
Cost of shares redeemed	(597,439)	(400,811)

Total Class III Shares	453,083	502,383

Class IV Shares
Proceeds from shares issued	1,669,812	2,243,506
Dividends reinvested	1,360,627	1,317,148
Cost of shares redeemed	(11,122,697)	(10,991,803)

Total Class IV Shares	(8,092,258)	(7,431,149)

Change in net assets from capital transactions	$(85,190,250)	$(106,992,658)

17

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	581,934	200,054
Reinvested	480,452	597,053
Redeemed	(5,184,999)	(7,134,890)

Total Class I Shares	(4,122,613)	(6,337,783)

Class II Shares
Issued	109,612	274,927
Reinvested	124,507	174,040
Redeemed	(2,826,109)	(4,365,793)

Total Class II Shares	(2,591,990)	(3,916,826)

Class III Shares
Issued	85,311	91,839
Reinvested	1,747	1,678
Redeemed	(49,828)	(40,510)

Total Class III Shares	37,230	53,007

Class IV Shares
Issued	139,314	228,732
Reinvested	107,339	130,423
Redeemed	(941,364)	(1,117,914)

Total Class IV Shares	(694,711)	(758,759)

Total change in shares	(7,372,084)	(10,960,361)

The accompanying notes are an integral part of these financial statements.

18

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Nationwide Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013(c)	$10.19	0.15	3.01	3.16	(0.16)	(0.16)	–	$13.19	31.10%	$497,167,860	0.79%	1.27%	0.79%	108.73%
Year Ended December 31, 2012(c)	$9.05	0.14	1.15	1.29	(0.15)	(0.15)	–	$10.19	14.21%	$426,223,301	0.79%	1.44%	0.80%	23.86%
Year Ended December 31, 2011(c)	$9.11	0.11	(0.06)	0.05	(0.11)	(0.11)	–	$9.05	0.53%	$436,029,821	0.78%	1.21%	0.79%	19.65%
Year Ended December 31, 2010(c)	$8.11	0.07	1.02	1.09	(0.09)	(0.09)	–	$9.11	13.45%	$497,366,746	0.79%	0.88%	0.79%	55.00%	(d)
Year Ended December 31, 2009(c)	$6.52	0.09	1.59	1.68	(0.09)	(0.09)	–	$8.11	26.10%	$729,866,520	0.81%	1.24%	0.81%	85.37%
Class II Shares
Year Ended December 31, 2013(c)	$10.15	0.12	3.00	3.12	(0.13)	(0.13)	–	$13.14	30.79%	$159,365,672	1.04%	1.02%	1.04%	108.73%
Year Ended December 31, 2012(c)	$9.02	0.12	1.13	1.25	(0.12)	(0.12)	–	$10.15	13.85%	$149,466,339	1.04%	1.19%	1.05%	23.86%
Year Ended December 31, 2011(c)	$9.07	0.09	(0.06)	0.03	(0.08)	(0.08)	–	$9.02	0.38%	$168,088,528	1.04%	0.95%	1.05%	19.65%
Year Ended December 31, 2010(c)	$8.07	0.05	1.01	1.06	(0.06)	(0.06)	–	$9.07	13.22%	$200,160,889	1.04%	0.63%	1.04%	55.00%	(d)
Year Ended December 31, 2009(c)	$6.50	0.07	1.58	1.65	(0.08)	(0.08)	–	$8.07	25.56%	$284,786,913	1.07%	1.02%	1.07%	85.37%
Class III Shares
Year Ended December 31, 2013(c)	$10.23	0.15	3.03	3.18	(0.17)	(0.17)	–	$13.24	31.12%	$1,870,532	0.77%	1.29%	0.78%	108.73%
Year Ended December 31, 2012(c)	$9.09	0.16	1.14	1.30	(0.16)	(0.16)	–	$10.23	14.33%	$1,064,906	0.63%	1.61%	0.65%	23.86%
Year Ended December 31, 2011(c)	$9.14	0.13	(0.06)	0.07	(0.12)	(0.12)	–	$9.09	0.79%	$464,132	0.64%	1.38%	0.65%	19.65%
Year Ended December 31, 2010(c)	$8.14	0.08	1.01	1.09	(0.09)	(0.09)	–	$9.14	13.47%	$333,436	0.74%	0.93%	0.74%	55.00%	(d)
Year Ended December 31, 2009(c)	$6.54	0.09	1.60	1.69	(0.09)	(0.09)	–	$8.14	26.16%	$320,853	0.82%	1.29%	0.82%	85.37%
Class IV Shares
Year Ended December 31, 2013(c)	$10.19	0.15	3.00	3.15	(0.16)	(0.16)	–	$13.18	31.00%	$111,104,753	0.79%	1.27%	0.79%	108.73%
Year Ended December 31, 2012(c)	$9.05	0.14	1.15	1.29	(0.15)	(0.15)	–	$10.19	14.22%	$92,940,203	0.79%	1.45%	0.80%	23.86%
Year Ended December 31, 2011(c)	$9.10	0.11	(0.05)	0.06	(0.11)	(0.11)	–	$9.05	0.63%	$89,436,799	0.79%	1.21%	0.80%	19.65%
Year Ended December 31, 2010(c)	$8.10	0.07	1.02	1.09	(0.09)	(0.09)	–	$9.10	13.48%	$98,522,755	0.79%	0.90%	0.79%	55.00%	(d)
Year Ended December 31, 2009(c)	$6.52	0.09	1.58	1.67	(0.09)	(0.09)	–	$8.10	25.94%	$98,226,930	0.81%	1.24%	0.81%	85.37%

Amounts designated as “—“ are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.
(d)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

19

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of the investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board

20

Notes to Financial Statements (Continued)

December 31, 2013

of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$755,565,566	$—	$—	$755,565,566
Futures Contracts	476,245	—	—	476,245
Mutual Fund	13,625,744	—	—	13,625,744
Repurchase Agreement	—	2,006,830	—	2,006,830
Total	$769,667,555	$2,006,830	$—	$771,674,385

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

21

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

22

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Liabilities:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized appreciation from futures contracts	$476,245
Total		$476,245

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$1,226,341
Total	$1,226,341

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$476,245
Total	$476,245

The table below discloses the volume of the Fund’s futures contracts activity during the year ended December 31, 2013.

Futures Contracts
Average Notional Balance	$16,221,770
Ending Notional Balance	$14,268,525

(d)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

23

Notes to Financial Statements (Continued)

December 31, 2013

(e)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments

24

Notes to Financial Statements (Continued)

December 31, 2013

in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repo on a gross basis was as follows:

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17 – 01/15/23; total market value $306,000,063

Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund. The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

25

Notes to Financial Statements (Continued)

December 31, 2013

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investments, futures, and foreign currency transactions
$—	$23,890	$(23,890)

Amount	designated as “—“ is zero or has been rounded to zero.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

26

Notes to Financial Statements (Continued)

December 31, 2013

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Effective June 14, 2013, NFA has selected HighMark Capital Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to June 14, 2013, Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc. were the subadvisers for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.60%
$250 million up to $1 billion	0.575%
$1 billion up to $2 billion	0.55%
$2 billion up to $5 billion	0.525%
$5 billion and more	0.50%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.

Prior to June 17, 2013, due to a reduction in the subadvisory fees payable by NFA, NFA had agreed to waive from its Investment Advisory Fee an amount equal to $38,248, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $251,486 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $2,403.

27

Notes to Financial Statements (Continued)

December 31, 2013

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares, and up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the year ended December 31, 2013, NFS earned $1,085,790 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $93 and $0, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $769,983,897 and sales of $861,319,486 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments

28

Notes to Financial Statements (Continued)

December 31, 2013

and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $39,771 of brokerage commissions.

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,049,422	$—	$9,049,422	$—	$9,049,422

Amounts designated as “—” are zero or have been rounded to zero.

29

Notes to Financial Statements (Continued)

December 31, 2013

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$9,121,578	$—	$9,121,578	$—	$9,121,578

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,130,854	$—	$1,130,854	$(279,258,793)	$98,055,912	$(180,072,027)

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$673,142,228	$103,399,863	$(5,343,951)	$98,055,912

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$279,258,793	2017

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $168,724,391 to offset capital gains.

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class III shares will be converted to Class I shares. Class III shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Nationwide Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Nationwide Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

31

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 100%.

32

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc.
(dental products) from 2002 to present,
Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

33

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

34

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

35

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

36

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

37

Market Index Definitions (con’t.)

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

38

Market Index Definitions (con’t.)

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

39

Market Index Definitions (con’t.)

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

40

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

41

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

42

Annual Report

December 31, 2013

NVIT Real Estate Fund

AR-RE 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Real Estate Fund

For the annual period ended December 31, 2013, the NVIT Real Estate Fund (Class I) returned 3.05% versus 2.86% for its benchmark, the FTSE NAREIT® All Equity REITs Index, and 2.47% for its former benchmark, the FTSE NAREIT® Equity REITs Index.* For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Real Estate Funds (consisting of 40 funds as of December 31, 2013) was 1.78% for the same time period.

*The benchmark for the NVIT Real Estate Fund changed from the FTSE NAREIT® Equity REITs Index to the FTSE NAREIT® All Equity REITs Index, on April 1, 2013.

This Fund experienced a manager change on April 1, 2013. For the period from January 1, 2013, through March 31, 2013, the NVIT Real Estate Fund (Class I) returned 4.86%, compared with 8.19% for the FTSE NAREIT® Equity REITs Index. For the period from April 1, 2013, through December 31, 2013, the NVIT Real Estate Fund (Class I) registered -1.73%, compared with -4.85% for the FTSE NAREIT® All Equity REITs Index.

Market sentiment during the period from April 1, 2013, through December 31, 2013 (the “Period”) was driven by rising long-term interest rates. Following several months of yield-focused equity investing spurred by all-time low fixed-income yields, markets reversed course in May when U.S. Federal Reserve Chairman Ben Bernanke foreshadowed a reduction in government bond purchases. Interest rates rose substantially over the Period, with the yield on the 10-year U.S. Treasury Note increasing 118 basis points, from 1.86% on April 1, 2013, to 3.04% on December 31, 2013.

U.S. equity market movements during the period were positive, and the S&P 500® Total Return Index rose 19.7%. Relative to international markets, the U.S. lagged in the third quarter as on-again, off-again concern over the Fed’s potential to begin tapering (gradually reducing) its asset purchases drove large swings in investor sentiment. In addition, political drama in Washington over the U.S. budget and debt ceiling led to weakness until the U.S. government reopened and raised the debt ceiling in October 2013. Thereafter, the Fed’s tapering announcement on December 18, 2013, drove added optimism. The decision of the Federal Open Market Committee (FOMC) to taper, or reduce, purchases of agency mortgage-backed securities and longer-term Treasury securities by a total of $10 billion per month was generally perceived as dovish. The announcement also included a provision that the targeted federal funds rate would remain “exceptionally low” until unemployment in the U.S. falls below 6.5%, further boosting sentiment.

Concern over rising interest rates has undoubtedly weighed on U.S. real estate securities throughout the period. U.S. real estate securities were down 4.9% in the period, as measured by the FTSE NAREIT All Equity REITs Total Return Index (the “Benchmark”). While rising rates led real estate securities to underperform in 2013, our forecast for 2014 is brighter. We believe the market has priced in much of the impact of rising rates on REITs and, given that the spread between short-term and long-term rates is currently wide by historical standards, we believe long-term rates will rise only modestly in the medium term from current levels. We see opportunity among attractively priced companies, and we believe many of the sectors least vulnerable in a rising-interest-rate environment are the most attractively valued—a winning combination for active management. Furthermore, we remain positive on REIT fundamentals.

Capital markets and transaction activity in the period illustrate positive trends among listed real estate companies. Many real estate securities initial public offerings (IPOs) were successful during the period, including:

•

American Residential Properties (NYSE: ARPI), which sold 13.7 million shares raising $288 million. ARPI is the latest single-family housing REIT to list publicly in a REIT sector born in late 2012 with the REIT conversion of American Homes For Rent.

•	Empire State Realty Trust, which owns the Empire State Building in New York City. The

5

Fund Commentary (con’t.)	NVIT Real Estate Fund

company listed 71,500,000 shares of common stock priced at $13.00 per share.

•	Three Blackstone Group LP (“Blackstone”) IPOs, including Brixmor Property Group (BRX), Extended Stay America, Inc. (STAY) and Hilton Worldwide Inc. (HLT).

Property-level transactions also illustrate the health of the asset class. For instance, Boston Properties, Inc., a U.S. office REIT, entered into a binding agreement to sell a 45% interest in a New York City trophy asset, Times Square Tower, to Norges Bank for $684 million. According to our analysis, this reflects a 5% capitalization rate, demonstrating pricing for central business district (CBD) office space in gateway markets has recovered markedly over the past few years. In addition, a UBS AG fund acquired a 50% stake in trophy Chicago, Illinois asset, Water Tower Place. The transaction values the building at $810 million, representing a 4.5% cap rate.**

Mergers-and-acquisitions (M&A) activity is also on the rise, and we believe the current valuation spread between public and private real estate may drive increased M&A in the space. Direct investors are paying a premium in private markets, with several recent transactions having closed at sub-6% cap rates. Public market valuations, however, generally imply between a 5.5% and 7.0% cap rate. In the second quarter, Brookfield Office Properties (BPO) announced the acquisition of MPG Office Trust (MPG). MPG’s portfolio includes seven class A office properties totaling 8.3 million square feet for which BPO has committed a total of $1.15 billion. In the fourth quarter, Tri Pointe Homes, a homebuilder controlled by Starwood Capital, announced it will acquire the homebuilding and real estate subsidiary of Weyerhaeuser Company for $2.7 billion. Weyerhaeuser’s core business is timber, and we believe the transaction clarifies its structure.

Portfolio Performance

Stock selection drove the vast majority of the Fund’s outperformance during the Period. Specifically, stock selection within the health-care and office sectors was the strongest driver of excess Fund returns. Within these sectors, key contributors included zero exposure to Health Care REIT, Inc. for much of the Period as well as overweight positions in office companies SL Green Realty Corp. and Highwoods Properties, Inc. The top contributor to relative Fund performance during the Period was overweight exposure to DiamondRock Hospitality Company, a hotel company.

Sector allocation also was positive. By sector, the Fund was 4.1% overweight self storage and 4.6% underweight health care on average, which both contributed substantially to Fund outperformance. Health care was a key Fund thematic, and we held underweight exposure at the outset of the Period as the health-care sector was trading at significant premiums to underlying value. This corrected beginning in May. These gains were partially offset, however, by the Fund’s underweight exposure to diversified and communication tower companies. Notable detractors within these sectors included average underweight exposure to American Tower Corporation (communications) and Vornado Realty Trust (diversified), as well as zero exposure to Cole Real Estate Investments, Inc. (diversified). Another notable detractor was non-benchmark position Iron Mountain Incorporated (document storage). The company, which is pursuing conversion to REIT status, sold off early in the period on concern over the IRS ruling on the conversion. The position has since regained much of the decline.

Positioning and Outlook

As we look ahead to 2014, we are increasingly constructive on the outlook for U.S. real estate securities. We anticipate that the interest rate environment will be less impactful than it was in 2013, supporting property valuations. In addition, we expect economic growth will be strong enough to drive increases in occupancy, rental rates and cash flow but not strong enough to encourage significant new construction.

We maintain most of our existing biases but are selectively reviewing markets and sectors/subsectors that have exhibited weakness in

**Source: Real Capital Analytics.

6

Fund Commentary (con’t.)	NVIT Real Estate Fund

recent months to identify new opportunities. We have high conviction in companies with pricing power, such as the apartment sector, specifically Northern California apartments, as well as West Coast office markets. During the period we also added to our regional mall exposure driven by valuation. In addition, as premiums for high-quality health-care REITs have eroded and our outlook for interest rates has become more benign, we have added exposure to select health-care REITs.

Subadviser:

Brookfield Investment Management, Inc.

Portfolio Managers:

Jason Baine and Bernhard Krieg, CFA

The Fund is a nondiversified fund, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

The Fund is subject to the risks of investing in equity securities, including investing in smaller and mid-sized companies. The Fund concentrates on investments in the real estate investment trust (REIT) sector, subjecting it to greater volatility than that of other mutual funds. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

7

Fund Overview	NVIT Real Estate Fund

Objective

The Fund seeks current income and long-term capital appreciation.

Highlights

•	For the period under the current manager, the NVIT Real Estate Fund (Class I) registered -1.73%, outperforming the current index by 3.12%.

•	Stock selection drove the vast majority of Fund outperformance, specifically within the health-care and office sectors.

•	Notable detractors from Fund performance within these sectors included average underweight exposure to American Tower Corporation and Vornado Realty Trust.

Asset Allocation†

Common Stocks	98.3%
Mutual Fund	1.4%
Other assets in excess of liabilities	0.3%
100.0%

Top Holdings††

Simon Property Group, Inc.	14.0%
Equity Residential	8.1%
Ventas, Inc.	7.2%
AvalonBay Communities, Inc.	7.1%
Highwoods Properties, Inc.	5.9%
Iron Mountain, Inc.	4.9%
Liberty Property Trust	4.8%
HCP, Inc.	4.5%
Douglas Emmett, Inc.	4.4%
Essex Property Trust, Inc.	4.0%
Other Holdings	35.1%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	91.6%
Commercial Services & Supplies	4.9%
Hotels, Restaurants & Leisure	2.1%
Other Industries	1.4%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

8

Fund Performance	NVIT Real Estate Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5Yr.	Inception[2]
Class I	3.05%	16.70%	4.36%
Class II	2.70%	16.38%	4.06%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of April 12, 2007.

Expense Ratios

Expense Ratio*
Class I	0.94%
Class II	1.19%

*	Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)	Nationwide Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class I shares of the NVIT Real Estate Fund since inception through 12/31/13 versus performance of the FTSE NAREIT® All Equity REITs Index (current benchmark), the FTSE NAREIT® Equity REITs Index (former benchmark) and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	NVIT Real Estate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Real Estate Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	990.70	4.72	0.94
	Hypothetical	[a,b]	1,000.00	1,020.47	4.79	0.94
Class II Shares	Actual	[a]	1,000.00	989.20	5.97	1.19
	Hypothetical	[a,b]	1,000.00	1,019.21	6.06	1.19

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

NVIT Real Estate Fund

Common Stocks 98.3%

	Shares	Market Value

Commercial Services & Supplies 4.8%
Iron Mountain, Inc.	433,300	$13,150,655

Hotels, Restaurants & Leisure 2.1%
Hyatt Hotels Corp., Class A*	112,809	5,579,533

Real Estate Investment Trusts (REITs) 91.4%
AvalonBay Communities, Inc.	162,600	19,224,198
Brixmor Property Group, Inc.*	264,800	5,383,384
Camden Property Trust	141,500	8,048,520
CBL & Associates Properties, Inc.	592,800	10,646,688
Corporate Office Properties Trust	119,943	2,841,450
Douglas Emmett, Inc.	511,778	11,919,310
DuPont Fabros Technology, Inc.	318,500	7,870,135
Equity Lifestyle Properties, Inc.	221,900	8,039,437
Equity Residential	418,900	21,728,343
Essex Property Trust, Inc.	74,400	10,677,144
HCP, Inc.	334,800	12,159,936
Highwoods Properties, Inc.	443,000	16,023,310
Host Hotels & Resorts, Inc.	367,500	7,144,200
Liberty Property Trust	384,500	13,023,015
Mack-Cali Realty Corp.	315,700	6,781,236
Mid-America Apartment Communities, Inc.	170,900	10,380,466
Simon Property Group, Inc.	248,800	37,857,408
SL Green Realty Corp.	88,800	8,203,344
Ventas, Inc.	337,800	19,349,184
Weyerhaeuser Co.	316,600	9,995,062

		247,295,770

Total Common Stocks (cost $253,810,906)		266,025,958

Mutual Fund 1.4%

	Shares	Market Value

Money Market Fund 1.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (a)	3,788,254	$3,788,254

Total Mutual Fund (cost $3,788,254)		3,788,254

Total Investments (cost $257,599,160) (b) — 99.7%		269,814,212
Other assets in excess of liabilities — 0.3%		699,729

NET ASSETS — 100.0%		$270,513,941

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of December 31, 2013.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

REIT	Real Estate Investment Trust

12

Statement of Assets and Liabilities

December 31, 2013

NVIT Real Estate Fund
Assets:
Investments, at value (cost $257,599,160)	$269,814,212
Dividends receivable	1,411,228
Receivable for investments sold	648,539
Receivable for capital shares issued	336,058
Prepaid expenses	660

Total Assets	272,210,697

Liabilities:
Payable for investments purchased	1,323,009
Payable for capital shares redeemed	128,092
Accrued expenses and other payables:
Investment advisory fees	157,248
Fund administration fees	12,058
Distribution fees	15,689
Administrative servicing fees	32,474
Accounting and transfer agent fees	495
Trustee fees	657
Custodian fees	1,793
Compliance program costs (Note 3)	2
Professional fees	7,588
Printing fees	17,458
Other	193

Total Liabilities	1,696,756

Net Assets	$270,513,941

Represented by:
Capital	$179,309,377
Accumulated undistributed net investment income	1,168,042
Accumulated net realized gains from investment transactions	77,821,470
Net unrealized appreciation/(depreciation) from investments	12,215,052

Net Assets	$270,513,941

Net Assets:
Class I Shares	$196,371,890
Class II Shares	74,142,051

Total	$270,513,941

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	22,044,967
Class II Shares	8,365,629

Total	30,410,596

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.91
Class II Shares	$8.86

13

Statement of Operations

For the Year Ended December 31, 2013

NVIT Real Estate Fund
INVESTMENT INCOME:
Dividend income	$7,137,487
Foreign tax withholding	(739)

Total Income	7,136,748

EXPENSES:
Investment advisory fees	2,036,676
Fund administration fees	143,150
Distribution fees Class II Shares	192,822
Administrative servicing fees Class I Shares	320,737
Administrative servicing fees Class II Shares	115,694
Professional fees	33,881
Printing fees	55,927
Trustee fees	9,651
Custodian fees	11,485
Accounting and transfer agent fees	167
Compliance program costs (Note 3)	869
Other	25,385

Total expenses before earnings credit and fees waived	2,946,444

Earnings credit (Note 4)	(107)
Investment advisory fees waived (Note 3)	(26,547)

Net Expenses	2,919,790

NET INVESTMENT INCOME	4,216,958

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	79,094,463
Net change in unrealized appreciation/(depreciation) from investments	(74,452,728)

Net realized/unrealized gains from investments	4,641,735

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,858,693

The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets

	NVIT Real Estate Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$4,216,958	$3,233,066
Net realized gains from investment transactions	79,094,463	19,887,508
Net change in unrealized appreciation/(depreciation) from investments	(74,452,728)	19,675,342

Change in net assets resulting from operations	8,858,693	42,795,916

Distributions to Shareholders From:
Net investment income:
Class I	(3,059,378)	(2,313,836)
Class II	(971,430)	(579,809)
Net realized gains:
Class I	(14,788,167)	(20,314,386)
Class II	(5,431,647)	(6,846,854)

Change in net assets from shareholder distributions	(24,250,622)	(30,054,885)

Change in net assets from capital transactions	(2,397,420)	(3,549,824)

Change in net assets	(17,789,349)	9,191,207

Net Assets:
Beginning of year	288,303,290	279,112,083

End of year	$270,513,941	$288,303,290

Accumulated undistributed net investment income at end of year	$1,168,042	$983,746

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$11,696,642	$15,067,452
Dividends reinvested	17,847,545	22,628,222
Cost of shares redeemed	(39,424,008)	(44,453,299)

Total Class I Shares	(9,879,821)	(6,757,625)

Class II Shares
Proceeds from shares issued	14,061,473	13,650,199
Dividends reinvested	6,403,077	7,426,663
Cost of shares redeemed	(12,982,149)	(17,869,061)

Total Class II Shares	7,482,401	3,207,801

Change in net assets from capital transactions	$(2,397,420)	$(3,549,824)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,197,953	1,544,651
Reinvested	1,970,829	2,370,490
Redeemed	(4,050,454)	(4,587,953)

Total Class I Shares	(881,672)	(672,812)

Class II Shares
Issued	1,445,333	1,390,524
Reinvested	711,134	782,037
Redeemed	(1,335,448)	(1,869,399)

Total Class II Shares	821,019	303,162

Total change in shares	(60,653)	(369,650)

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Real Estate Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (a)	Portfolio Turnover (b)
Class I Shares
Year Ended December 31, 2013 (c)	$9.47	0.15	0.14	0.29	(0.14)	(0.71)	(0.85)	$8.91	3.05%	$196,371,890	0.94%	1.51%	0.95%	149.86%
Year Ended December 31, 2012 (c)	$9.06	0.11	1.32	1.43	(0.10)	(0.92)	(1.02)	$9.47	15.79%	$217,162,860	0.94%	1.15%	0.94%	18.51%
Year Ended December 31, 2011 (c)	$8.62	0.07	0.49	0.56	(0.08)	(0.04)	(0.12)	$9.06	6.50%	$213,774,978	0.94%	0.82%	0.94%	17.42%
Year Ended December 31, 2010 (c)	$7.30	0.12	2.06	2.18	(0.16)	(0.70)	(0.86)	$8.62	30.18%	$227,118,437	0.99%	1.44%	0.99%	24.25%
Year Ended December 31, 2009 (c)	$5.71	0.13	1.59	1.72	(0.11)	(0.02)	(0.13)	$7.30	30.84%	$201,455,813	0.97%	1.99%	0.97%	31.82%

Class II Shares
Year Ended December 31, 2013 (c)	$9.43	0.12	0.14	0.26	(0.12)	(0.71)	(0.83)	$8.86	2.70%	$74,142,051	1.19%	1.29%	1.20%	149.86%
Year Ended December 31, 2012 (c)	$9.02	0.09	1.32	1.41	(0.08)	(0.92)	(1.00)	$9.43	15.58%	$71,140,430	1.19%	0.91%	1.19%	18.51%
Year Ended December 31, 2011 (c)	$8.59	0.05	0.48	0.53	(0.06)	(0.04)	(0.10)	$9.02	6.14%	$65,337,105	1.19%	0.57%	1.19%	17.42%
Year Ended December 31, 2010 (c)	$7.28	0.10	2.05	2.15	(0.14)	(0.70)	(0.84)	$8.59	29.82%	$69,621,641	1.24%	1.21%	1.24%	24.25%
Year Ended December 31, 2009 (c)	$5.69	0.12	1.59	1.71	(0.10)	(0.02)	(0.12)	$7.28	30.52%	$53,106,087	1.22%	1.82%	1.22%	31.82%

Amounts designated as "–" are zero or have been rounded to zero.

(a)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Real Estate Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

17

Notes to Financial Statements (continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At December 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

18

Notes to Financial Statements (continued)

December 31, 2013

During the year ended December 31, 2013, the Fund held 4 common stock investments that were categorized as Level 3 investments which were sold during the year. The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 12/31/12	$6,686,832	$6,686,832
Realized Gain/(Loss)	(2,075,077)	(2,075,077)
Change in Unrealized Appreciation/(Depreciation)	422,008	422,008
Purchases*	—	—
Sales	(5,033,763)	(5,033,763)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 12/31/13	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include all purchases of securities and securities received in corporate actions.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the

19

Notes to Financial Statements (continued)

December 31, 2013

estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to REIT returns of capital dividends and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Investment Transactions
$1	$(1,854)	$1,853

(e)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

20

Notes to Financial Statements (continued)

December 31, 2013

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Effective April 1, 2013, NFA has selected Brookfield Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to April 1, 2013, Morgan Stanley Investment Management, Inc. was the subadviser for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.70%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

Due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive from its Investment Advisory Fee an amount equal to $26,547, for which NFA shall not be entitled to later seek recoupment.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $143,150 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject

21

Notes to Financial Statements (continued)

December 31, 2013

to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s aggregate portion of such costs amounted to $869.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $436,431 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $426,784,770 and sales of $450,378,235 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

22

Notes to Financial Statements (continued)

December 31, 2013

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $46,179 of brokerage commissions.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$4,090,474	$20,160,148	$24,250,622	$—	$24,250,622

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$3,076,967	$26,977,918	$30,054,885	$—	$30,054,885

Amount designated as “—” is zero or has been rounded to zero.

23

Notes to Financial Statements (continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$8,210,408	$72,255,007	$80,465,415	$—	$10,739,149	$91,204,564

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$259,075,063	$26,153,685	$(15,414,536)	$10,739,149

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Real Estate Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

25

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 4.77%.

The Fund designates $20,160,148, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions.

26

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

27

Management Information (continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

28

Management Information (continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

29

Management Information (continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

30

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

31

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

32

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

33

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

34

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

35

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

36

Annual Report

December 31, 2013

NVIT S&P 500 Index Fund

AR-SPX 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman

Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT S&P 500 Index Fund

For the annual period ended December 31, 2013, the NVIT S&P 500 Index Fund (Class IV) returned 32.07% versus 32.39% for its benchmark, the S&P 500® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of S&P 500 Index Funds (consisting of 64 funds as of December 31, 2013) was 31.87% for the same time period.

U.S. equities, as represented by the S&P 500 Index, posted an impressive gain for the 12-month period ended December 31, 2013, as the world’s largest central banks continued their stimulus measures and corporate profits benefited from the slow but positive growth environment.

U.S. equity markets began 2013 with a powerful relief rally after the United States averted the worst of its potential fiscal crisis with a last-minute tax deal. The rally softened in February, however, as economic momentum slowed. Later in the first quarter, a stalemate presidential election in Italy and a severe banking crisis in Cyprus reminded investors that political and financial instability in Europe continued to pose risks. The ascent of equities persevered as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield.

As the year progressed, the direction of stock markets became increasingly dominated by speculation around the future of monetary policy. Sluggish U.S. growth, ironically, was often conducive to positive stock market performance as weak economic data reinforced investors’ expectations that the U.S. Federal Reserve would maintain its accommodative stance. In addition, the modest pace of economic growth boded well for corporate profit margins as the U.S. recovery was strong enough to support revenues while nearly stagnant wage growth kept costs low.

After peaking in late May, stock markets recoiled when Fed Chairman Ben Bernanke mentioned the possibility of gradually reducing (or “tapering”) monetary stimulus before the end of 2013. Volatility picked up considerably as many investors misinterpreted the Fed’s remarks as signaling the end of low short-term interest rates. Equities staged a swift midsummer rebound, however, when the Fed’s tone turned more dovish. Later in the third quarter, mixed economic data drove high volatility as the numbers made investors increasingly anxious about when and how much the Fed would scale back on its monthly asset purchase program. Also concerning was the escalation of the revolution in Egypt and the civil war in Syria, events that fueled higher oil prices, an additional headwind for global growth.

September brought another sharp rally as the Fed defied market expectations with its decision to delay tapering its asset purchases. On the geopolitical front, the turmoil in Egypt and Syria subsided and the re-election of Angela Merkel as chancellor of Germany was welcomed as a continuation of the status quo. The equity market advance was interrupted again in late September when the U.S. teetered on breaching the national debt ceiling and political brinksmanship led to a partial government shutdown. The rally quickly resumed in mid-October when politicians engineered a compromise to reopen the government and extend the debt ceiling until early 2014.

As economic indicators improved later in the fall, investors grappled with rising uncertainty around the timing of the anticipated Fed taper. This anxiety was ultimately relieved when the central bank announced the commencement of tapering in mid-December. Investors reacted positively to this policy move as it signaled the Fed’s perception of real improvement in U.S. growth. Sentiment also was buoyed by the extension of the Fed’s expected time horizon for maintaining low short-term interest rates.

The Fund underperformed the index for the year ended December 31, 2013, by 0.32%. From a sector perspective, consumer-driven areas were strong performers in 2013. Even the sectors at the bottom of the index posted large returns, including utilities and telecommunication services.

5

Fund Commentary (con’t.)	NVIT S&P 500 Index Fund

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA, CPA; Edward Corallo; and Greg Savage, CFA

The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT S&P 500 Index Fund

Objective

The Fund seeks long-term capital appreciation.

Asset Allocation†

Common Stocks	98.3%
Repurchase Agreements	2.3%
Mutual Fund	1.7%
Liabilities in excess of other assets	(2.3)%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	8.1%
Pharmaceuticals	5.6%
Insurance	4.1%
Computers & Peripherals	3.9%
Diversified Financial Services	3.8%
Media	3.6%
Information Technology Services	3.5%
Software	3.3%
Internet Software & Services	3.0%
Commercial Banks	2.7%
Other Industries*	58.4%
100.0%

Top Holdings††

Apple, Inc.	2.9%
Exxon Mobil Corp.	2.6%
Google, Inc., Class A	1.8%
Microsoft Corp.	1.7%
General Electric Co.	1.7%
Fidelity Institutional Money Market Fund —Institutional Class	1.6%
Johnson & Johnson	1.5%
Chevron Corp.	1.4%
Procter & Gamble Co. (The)	1.3%
JPMorgan Chase & Co.	1.3%
Other Holdings*	82.2%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

7

Fund Performance	NVIT S&P 500 Index Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	10 Yr.	Inception[2]
Class I	—	—	—	18.36%
Class II	—	—	—	18.02%
Class IV	32.07%	17.63%	7.09%	N/A
Class Y3,4	32.23%	17.73%	7.17%	N/A

N/A	- Not Applicable.

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of May 1, 2013. Not Annualized.

[3]

These returns, until the creation of the Class Y (May 1, 2006), are based on the performance of the Class IV shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class Y shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class Y shares has not been adjusted to reflect its lower expenses.

[4]	Effective May 1, 2008, Class ID shares were renamed Class Y shares.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class I	0.33%	0.26%
Class II	0.58%	0.51%
Class IV	0.28%	0.28%
Class Y	0.18%	0.18%

*Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT S&P 500 Index Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class IV shares of the NVIT S&P 500 Index Fund versus performance of the S&P 500® Index and the Consumer Price Index (CPI) over the 10-year period ended 12/31/13. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

9

Shareholder Expense Example	NVIT S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT S&P 500 Index Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 -12/31/13	Expense Ratio During Period (%) 07/01/13 -12/31/13
Class I Shares	Actual	[a]	1,000.00	1,161.60	1.31	0.24
	Hypothetical	[a,b]	1,000.00	1,024.00	1.22	0.24
Class II Shares	Actual	[a]	1,000.00	1,160.20	2.67	0.49
	Hypothetical	[a,b]	1,000.00	1,022.74	2.50	0.49
Class IV Shares	Actual	[a]	1,000.00	1,161.50	1.47	0.27
	Hypothetical	[a,b]	1,000.00	1,023.84	1.38	0.27
Class Y Shares	Actual	[a]	1,000.00	1,162.80	0.93	0.17
	Hypothetical	[a,b]	1,000.00	1,024.35	0.87	0.17

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT S&P 500 Index Fund

Common Stocks 98.3%

	Shares	Market Value

Aerospace & Defense 2.7%
Boeing Co. (The)	126,666	$17,288,642
General Dynamics Corp.	61,311	5,858,266
Honeywell International, Inc.	143,766	13,135,900
L-3 Communications Holdings, Inc. (a)	16,235	1,734,872
Lockheed Martin Corp.	49,295	7,328,195
Northrop Grumman Corp.	40,671	4,661,303
Precision Castparts Corp.	26,613	7,166,881
Raytheon Co.	58,531	5,308,762
Rockwell Collins, Inc. (a)	24,677	1,824,124
Textron, Inc. (a)	51,490	1,892,772
United Technologies Corp.	154,668	17,601,218

		83,800,935

Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	27,777	1,620,510
Expeditors International of Washington, Inc. (a)	37,515	1,660,039
FedEx Corp.	54,567	7,845,098
United Parcel Service, Inc., Class B	130,969	13,762,222

		24,887,869

Airlines 0.2%
Delta Air Lines, Inc.	156,742	4,305,703
Southwest Airlines Co.	127,636	2,404,662

		6,710,365

Auto Components 0.4%
BorgWarner, Inc.	41,693	2,331,056
Delphi Automotive PLC	51,301	3,084,729
Goodyear Tire & Rubber Co. (The)	45,064	1,074,776
Johnson Controls, Inc.	125,634	6,445,024

		12,935,585

Automobiles 0.7%
Ford Motor Co.	722,623	11,150,073
General Motors Co.*	208,697	8,529,446
Harley-Davidson, Inc.	40,507	2,804,705

		22,484,224

Beverages 2.1%
Beam, Inc.	29,971	2,039,826
Brown-Forman Corp., Class B (a)	29,623	2,238,610
Coca-Cola Co. (The)	695,811	28,743,952
Coca-Cola Enterprises, Inc.	44,235	1,952,091
Constellation Brands, Inc., Class A*	30,441	2,142,438
Dr Pepper Snapple Group, Inc. (a)	36,756	1,790,752
Molson Coors Brewing Co., Class B	29,091	1,633,460
Monster Beverage Corp.*	24,939	1,690,116
PepsiCo, Inc.	280,985	23,304,896

		65,536,141

Common Stocks (continued)

	Shares	Market Value

Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.* (a)	35,925	$4,780,181
Amgen, Inc.	138,170	15,773,487
Biogen Idec, Inc.*	43,279	12,107,300
Celgene Corp.*	75,458	12,749,384
Gilead Sciences, Inc.*	280,894	21,109,184
Regeneron Pharmaceuticals, Inc.* (a)	14,393	3,961,529
Vertex Pharmaceuticals, Inc.*	42,745	3,175,954

		73,657,019

Building Products 0.1%
Allegion PLC*	16,237	717,513
Masco Corp.	65,227	1,485,219

		2,202,732

Capital Markets 2.2%
Ameriprise Financial, Inc.	35,642	4,100,612
Bank of New York Mellon Corp. (The)	210,424	7,352,214
BlackRock, Inc.	23,280	7,367,422
Charles Schwab Corp. (The)	212,344	5,520,944
E*TRADE Financial Corp.*	52,273	1,026,642
Franklin Resources, Inc.	73,967	4,270,115
Goldman Sachs Group, Inc. (The)	77,233	13,690,321
Invesco Ltd.	81,126	2,952,986
Legg Mason, Inc. (a)	19,443	845,382
Morgan Stanley	253,834	7,960,234
Northern Trust Corp.	41,154	2,547,021
State Street Corp.	80,430	5,902,758
T. Rowe Price Group, Inc. (a)	47,775	4,002,112

		67,538,763

Chemicals 2.5%
Air Products & Chemicals, Inc.	38,717	4,327,786
Airgas, Inc.	12,231	1,368,038
CF Industries Holdings, Inc.	10,531	2,454,144
Dow Chemical Co. (The)	222,248	9,867,811
E.I. du Pont de Nemours & Co.	169,585	11,017,938
Eastman Chemical Co.	28,197	2,275,498
Ecolab, Inc.	49,658	5,177,840
FMC Corp.	24,415	1,842,356
International Flavors & Fragrances, Inc.	14,953	1,285,659
LyondellBasell Industries NV, Class A	80,036	6,425,290
Monsanto Co.	96,342	11,228,660
Mosaic Co. (The)	62,542	2,956,360
PPG Industries, Inc.	26,020	4,934,953
Praxair, Inc.	53,931	7,012,648
Sherwin-Williams Co. (The)	15,780	2,895,630
Sigma-Aldrich Corp. (a)	21,907	2,059,477

		77,130,088

Commercial Banks 2.7%
BB&T Corp. (a)	129,244	4,823,386

11

Statement of Investments (Continued)

December 31, 2013

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Comerica, Inc.	33,506	$1,592,875
Fifth Third Bancorp	161,738	3,401,350
Huntington Bancshares, Inc.	151,845	1,465,304
KeyCorp	164,265	2,204,436
M&T Bank Corp. (a)	23,874	2,779,411
PNC Financial Services Group, Inc. (The)	97,421	7,557,921
Regions Financial Corp.	252,363	2,495,870
SunTrust Banks, Inc.	98,065	3,609,773
U.S. Bancorp	334,610	13,518,244
Wells Fargo & Co.	878,267	39,873,322
Zions Bancorporation	33,891	1,015,375

		84,337,267

Commercial Services & Supplies 0.5%
ADT Corp. (The)	36,780	1,488,487
Cintas Corp.	18,446	1,099,197
Iron Mountain, Inc.	31,196	946,799
Pitney Bowes, Inc.	37,310	869,323
Republic Services, Inc.	49,473	1,642,504
Stericycle, Inc.*	15,697	1,823,520
Tyco International Ltd.	85,110	3,492,914
Waste Management, Inc.	79,774	3,579,459

		14,942,203

Communications Equipment 1.7%
Cisco Systems, Inc.	979,599	21,991,998
F5 Networks, Inc.*	14,216	1,291,666
Harris Corp.	19,674	1,373,442
Juniper Networks, Inc.*	92,153	2,079,893
Motorola Solutions, Inc.	42,183	2,847,352
QUALCOMM, Inc.	309,537	22,983,122

		52,567,473

Computers & Peripherals 4.0%
Apple, Inc.	164,851	92,499,545
EMC Corp.	377,028	9,482,254
Hewlett-Packard Co.	352,108	9,851,982
NetApp, Inc.	62,509	2,571,620
SanDisk Corp. (a)	41,384	2,919,227
Seagate Technology PLC	59,768	3,356,571
Western Digital Corp.	38,566	3,235,688

		123,916,887

Construction & Engineering 0.2%
Fluor Corp. (a)	29,879	2,398,985
Jacobs Engineering Group, Inc.* (a)	24,252	1,527,633
Quanta Services, Inc.*	39,589	1,249,429

		5,176,047

Construction Materials 0.1%
Vulcan Materials Co.	23,845	1,416,870

Common Stocks (continued)

	Shares	Market Value

Consumer Finance 1.0%
American Express Co. (a)	168,797	$15,314,952
Capital One Financial Corp.	105,633	8,092,544
Discover Financial Services	87,757	4,910,004
SLM Corp. (a)	80,192	2,107,446

		30,424,946

Containers & Packaging 0.2%
Avery Dennison Corp. (a)	17,696	888,162
Ball Corp.	26,392	1,363,411
Bemis Co., Inc.	18,734	767,345
MeadWestvaco Corp.	32,454	1,198,526
Owens-Illinois, Inc.*	30,423	1,088,535
Sealed Air Corp.	36,149	1,230,873

		6,536,852

Distributors 0.1%
Genuine Parts Co. (a)	28,239	2,349,202

Diversified Consumer Services 0.1%
H&R Block, Inc.	49,971	1,451,158

Diversified Financial Services 3.8%
Bank of America Corp.	1,954,242	30,427,548
Citigroup, Inc.	555,705	28,957,787
CME Group, Inc.	57,700	4,527,142
IntercontinentalExchange Group, Inc.	21,080	4,741,314
JPMorgan Chase & Co.	688,758	40,278,568
Leucadia National Corp.	57,521	1,630,145
McGraw Hill Financial, Inc.	49,612	3,879,658
Moody’s Corp. (a)	34,678	2,721,183
NASDAQ OMX Group, Inc. (The)	21,255	845,949

		118,009,294

Diversified Telecommunication Services 2.1%
AT&T, Inc. (a)	965,201	33,936,467
CenturyLink, Inc.	108,287	3,448,941
Frontier Communications Corp. (a)	181,790	845,324
Verizon Communications, Inc. (a)	524,327	25,765,429
Windstream Holdings, Inc. (a)	109,385	872,892

		64,869,053

Electric Utilities 1.6%
American Electric Power Co., Inc.	89,167	4,167,666
Duke Energy Corp.	129,349	8,926,374
Edison International	59,762	2,766,981
Entergy Corp.	32,686	2,068,043
Exelon Corp.	156,925	4,298,176
FirstEnergy Corp.	76,711	2,529,929
NextEra Energy, Inc.	78,918	6,756,959
Northeast Utilities	57,711	2,446,369
Pepco Holdings, Inc.	45,443	869,325
Pinnacle West Capital Corp.	20,173	1,067,555
PPL Corp.	115,464	3,474,312

12

Statement of Investments (Continued)

December 31, 2013

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electric Utilities (continued)
Southern Co. (The)	161,570	$6,642,143
Xcel Energy, Inc.	91,208	2,548,351

		48,562,183

Electrical Equipment 0.8%
AMETEK, Inc.	44,830	2,361,196
Eaton Corp. PLC	87,023	6,624,191
Emerson Electric Co. (a)	128,977	9,051,606
Rockwell Automation, Inc.	25,341	2,994,293
Roper Industries, Inc.	18,164	2,518,983

		23,550,269

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A (a)	28,997	2,585,953
Corning, Inc.	265,140	4,724,795
FLIR Systems, Inc.	26,103	785,700
Jabil Circuit, Inc.	34,026	593,413
TE Connectivity Ltd.	75,183	4,143,335

		12,833,196

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	81,064	4,479,597
Cameron International Corp.*	43,578	2,594,198
Diamond Offshore Drilling, Inc.	12,862	732,105
Ensco PLC, Class A	42,742	2,443,988
FMC Technologies, Inc.*	43,226	2,256,829
Halliburton Co.	155,345	7,883,759
Helmerich & Payne, Inc.	19,711	1,657,301
Nabors Industries Ltd.	47,808	812,258
National Oilwell Varco, Inc.	78,365	6,232,368
Noble Corp. PLC	46,464	1,741,006
Rowan Cos. PLC, Class A*	22,564	797,863
Schlumberger Ltd.	241,291	21,742,732
Transocean Ltd.	62,233	3,075,555

		56,449,559

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	80,051	9,526,869
CVS Caremark Corp.	218,075	15,607,628
Kroger Co. (The)	95,388	3,770,688
Safeway, Inc.	45,239	1,473,434
Sysco Corp.	106,549	3,846,419
Walgreen Co.	159,660	9,170,870
Wal-Mart Stores, Inc.	296,428	23,325,919
Whole Foods Market, Inc.	68,137	3,940,363

		70,662,190

Food Products 1.5%
Archer-Daniels-Midland Co.	120,512	5,230,221
Campbell Soup Co. (a)	33,097	1,432,438
ConAgra Foods, Inc. (a)	77,485	2,611,244
General Mills, Inc.	116,204	5,799,742

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Hershey Co. (The) (a)	27,496	$2,673,436
Hormel Foods Corp.	24,785	1,119,538
J.M. Smucker Co. (The)	19,327	2,002,664
Kellogg Co.	46,996	2,870,046
Kraft Foods Group, Inc.	109,077	5,881,432
McCormick & Co., Inc., Non-Voting Shares	24,198	1,667,726
Mead Johnson Nutrition Co.	36,959	3,095,686
Mondelez International, Inc., Class A	321,322	11,342,666
Tyson Foods, Inc., Class A (a)	49,756	1,664,836

		47,391,675

Gas Utilities 0.1%
AGL Resources, Inc.	21,832	1,031,125
ONEOK, Inc. (a)	37,809	2,350,964

		3,382,089

Health Care Equipment & Supplies 2.0%
Abbott Laboratories (b)	283,286	10,858,352
Baxter International, Inc.	99,429	6,915,287
Becton, Dickinson and Co.	35,629	3,936,648
Boston Scientific Corp.*	244,612	2,940,236
C.R. Bard, Inc.	14,269	1,911,190
CareFusion Corp.*	38,714	1,541,591
Covidien PLC	84,277	5,739,264
DENTSPLY International, Inc. (a)	26,218	1,271,049
Edwards Lifesciences Corp.*	20,041	1,317,896
Intuitive Surgical, Inc.*	6,974	2,678,574
Medtronic, Inc.	182,914	10,497,434
St. Jude Medical, Inc. (a)	53,477	3,312,900
Stryker Corp. (a)	54,155	4,069,207
Varian Medical Systems, Inc.*	19,366	1,504,545
Zimmer Holdings, Inc.	31,335	2,920,109

		61,414,282

Health Care Providers & Services 2.0%
Aetna, Inc.	67,329	4,618,096
AmerisourceBergen Corp.	42,136	2,962,582
Cardinal Health, Inc.	62,615	4,183,308
Cigna Corp.	50,641	4,430,075
DaVita HealthCare Partners, Inc.*	32,390	2,052,554
Express Scripts Holding Co.*	147,635	10,369,882
Humana, Inc.	28,564	2,948,376
Laboratory Corp of America Holdings* (a)	16,010	1,462,834
McKesson Corp.	42,092	6,793,649
Patterson Cos., Inc.	15,223	627,188
Quest Diagnostics, Inc. (a)	26,640	1,426,306
Tenet Healthcare Corp.*	18,173	765,447
UnitedHealth Group, Inc.	184,455	13,889,461
WellPoint, Inc.	54,123	5,000,424

		61,530,182

13

Statement of Investments (Continued)

December 31, 2013

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Technology 0.1%
Cerner Corp.*	54,172	$3,019,547

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	80,043	3,215,327
Chipotle Mexican Grill, Inc.*	5,670	3,020,863
Darden Restaurants, Inc. (a)	23,819	1,295,039
International Game Technology	45,585	827,824
Marriott International, Inc., Class A (a)	41,155	2,031,411
McDonald’s Corp.	182,308	17,689,345
Starbucks Corp.	137,993	10,817,271
Starwood Hotels & Resorts Worldwide, Inc.	35,085	2,787,503
Wyndham Worldwide Corp.	23,871	1,759,054
Wynn Resorts Ltd.	14,765	2,867,511
Yum! Brands, Inc.	81,590	6,169,020

		52,480,168

Household Durables 0.4%
D.R. Horton, Inc.* (a)	52,140	1,163,765
Garmin Ltd. (a)	22,574	1,043,370
Harman International Industries, Inc.	12,462	1,020,015
Leggett & Platt, Inc. (a)	26,057	806,203
Lennar Corp., Class A (a)	30,787	1,217,934
Mohawk Industries, Inc.*	11,182	1,665,000
Newell Rubbermaid, Inc.	52,447	1,699,807
PulteGroup, Inc.	63,148	1,286,325
Whirlpool Corp.	14,380	2,255,647

		12,158,066

Household Products 2.0%
Clorox Co. (The) (a)	23,641	2,192,939
Colgate-Palmolive Co.	161,037	10,501,223
Kimberly-Clark Corp.	69,922	7,304,052
Procter & Gamble Co. (The)	498,034	40,544,948

		60,543,162

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	120,355	1,746,351
NRG Energy, Inc. (a)	59,163	1,699,161

		3,445,512

Industrial Conglomerates 2.5%
3M Co. (a)	117,188	16,435,617
Danaher Corp.	109,852	8,480,575
General Electric Co.	1,853,707	51,959,407

		76,875,599

Information Technology Services 3.6%
Accenture PLC, Class A	116,476	9,576,657
Alliance Data Systems Corp.* (a)	8,928	2,347,439
Automatic Data Processing, Inc.	88,204	7,127,765
Cognizant Technology Solutions Corp., Class A*	55,481	5,602,471

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Computer Sciences Corp.	26,880	$1,502,054
Fidelity National Information Services, Inc.	53,336	2,863,077
Fiserv, Inc.*	47,260	2,790,703
International Business Machines Corp.	187,013	35,078,029
MasterCard, Inc., Class A	18,968	15,847,005
Paychex, Inc. (a)	59,428	2,705,757
Teradata Corp.*	29,976	1,363,608
Total System Services, Inc.	30,575	1,017,536
Visa, Inc., Class A	93,302	20,776,489
Western Union Co. (The) (a)	101,407	1,749,271

		110,347,861

Insurance 4.2%
ACE Ltd. (a)	62,238	6,443,500
Aflac, Inc. (b)	85,282	5,696,838
Allstate Corp. (The)	83,332	4,544,927
American International Group, Inc.	269,759	13,771,197
Aon PLC	55,155	4,626,953
Assurant, Inc.	13,319	883,982
Berkshire Hathaway, Inc., Class B*	329,801	39,101,207
Chubb Corp. (The)	46,125	4,457,059
Cincinnati Financial Corp.	26,873	1,407,339
Genworth Financial, Inc., Class A*	90,474	1,405,061
Hartford Financial Services Group, Inc.	81,906	2,967,454
Lincoln National Corp. (a)	48,061	2,480,909
Loews Corp.	56,033	2,703,032
Marsh & McLennan Cos., Inc.	100,541	4,862,163
MetLife, Inc.	205,356	11,072,796
Principal Financial Group, Inc.	50,253	2,477,975
Progressive Corp. (The) (a)	101,084	2,756,561
Prudential Financial, Inc.	84,828	7,822,838
Torchmark Corp.	16,563	1,294,398
Travelers Cos., Inc. (The)	66,702	6,039,199
Unum Group	47,841	1,678,262
XL Group PLC	51,806	1,649,503

		130,143,153

Internet & Catalog Retail 1.5%
Amazon.com, Inc.*	67,929	27,089,406
Expedia, Inc.	18,863	1,313,997
Netflix, Inc.*	10,860	3,998,326
priceline.com, Inc.*	9,423	10,953,295
TripAdvisor, Inc.* (a)	20,282	1,679,958

		45,034,982

Internet Software & Services 3.1%
Akamai Technologies, Inc.* (a)	32,931	1,553,685
eBay, Inc.*	213,472	11,717,478
Facebook, Inc., Class A*	301,362	16,472,447
Google, Inc., Class A*	51,419	57,625,787

14

Statement of Investments (Continued)

December 31, 2013

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
VeriSign, Inc.* (a)	23,599	$1,410,748
Yahoo!, Inc.*	172,849	6,990,014

		95,770,159

Leisure Equipment & Products 0.1%
Hasbro, Inc.	21,035	1,157,135
Mattel, Inc.	62,001	2,950,008

		4,107,143

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	60,529	3,461,653
Life Technologies Corp.*	31,606	2,395,735
PerkinElmer, Inc.	20,804	857,749
Thermo Fisher Scientific, Inc.	66,203	7,371,704
Waters Corp.*	15,563	1,556,300

		15,643,141

Machinery 1.7%
Caterpillar, Inc.	116,591	10,587,629
Cummins, Inc.	31,883	4,494,547
Deere & Co.	70,142	6,406,069
Dover Corp.	31,212	3,013,207
Flowserve Corp.	25,550	2,014,107
Illinois Tool Works, Inc. (a)	74,811	6,290,109
Ingersoll-Rand PLC	49,084	3,023,574
Joy Global, Inc.	19,500	1,140,555
PACCAR, Inc.	64,879	3,838,890
Pall Corp. (a)	20,289	1,731,666
Parker Hannifin Corp.	27,377	3,521,777
Pentair Ltd. REG	36,608	2,843,343
Snap-on, Inc.	10,630	1,164,198
Stanley Black & Decker, Inc.	28,435	2,294,420
Xylem, Inc.	34,002	1,176,469

		53,540,560

Media 3.7%
Cablevision Systems Corp., Class A (a)	39,069	700,507
CBS Corp. Non-Voting Shares, Class B	102,247	6,517,224
Comcast Corp., Class A	477,466	24,811,521
DIRECTV*	89,529	6,185,559
Discovery Communications, Inc., Class A*	41,345	3,738,415
Gannett Co., Inc.	41,998	1,242,301
Graham Holdings Co., Class B* (a)	806	534,636
Interpublic Group of Cos., Inc. (The)	76,245	1,349,536
News Corp., Class A*	91,299	1,645,208
Omnicom Group, Inc.	47,203	3,510,487
Scripps Networks Interactive, Inc., Class A	20,080	1,735,113
Time Warner Cable, Inc.	51,646	6,998,033
Time Warner, Inc.	165,760	11,556,787
Twenty-First Century Fox, Inc., Class A	359,535	12,648,441

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Viacom, Inc., Class B	74,356	$6,494,253
Walt Disney Co. (The)	299,429	22,876,375

		112,544,396

Metals & Mining 0.5%
Alcoa, Inc. (a)	196,191	2,085,510
Allegheny Technologies, Inc.	19,986	712,101
Cliffs Natural Resources, Inc. (a)	28,271	740,983
Freeport-McMoRan Copper & Gold, Inc.	190,416	7,186,300
Newmont Mining Corp.	91,203	2,100,405
Nucor Corp.	58,291	3,111,574
United States Steel Corp. (a)	26,751	789,154

		16,726,027

Multiline Retail 0.7%
Dollar General Corp.*	53,978	3,255,953
Dollar Tree, Inc.*	38,122	2,150,843
Family Dollar Stores, Inc.	17,726	1,151,658
Kohl’s Corp.	36,875	2,092,657
Macy’s, Inc.	67,508	3,604,927
Nordstrom, Inc.	26,211	1,619,840
Target Corp. (a)	115,704	7,320,592

		21,196,470

Multi-Utilities 1.1%
Ameren Corp. (a)	44,513	1,609,590
CenterPoint Energy, Inc.	78,612	1,822,226
CMS Energy Corp.	48,754	1,305,145
Consolidated Edison, Inc. (a)	53,723	2,969,807
Dominion Resources, Inc. (a)	106,328	6,878,358
DTE Energy Co.	32,403	2,151,235
Integrys Energy Group, Inc.	14,732	801,568
NiSource, Inc.	57,244	1,882,183
PG&E Corp.	82,336	3,316,494
Public Service Enterprise Group, Inc.	92,806	2,973,504
SCANA Corp. (a)	25,916	1,216,238
Sempra Energy	41,707	3,743,620
TECO Energy, Inc. (a)	37,227	641,794
Wisconsin Energy Corp. (a)	41,496	1,715,445

		33,027,207

Office Electronics 0.1%
Xerox Corp.	211,674	2,576,073

Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.	92,129	7,307,672
Apache Corp.	73,145	6,286,081
Cabot Oil & Gas Corp.	77,314	2,996,691
Chesapeake Energy Corp.	92,555	2,511,943
Chevron Corp.	352,364	44,013,787
ConocoPhillips	224,392	15,853,295
CONSOL Energy, Inc.	41,948	1,595,702

15

Statement of Investments (Continued)

December 31, 2013

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc.*	67,153	$1,103,324
Devon Energy Corp.	69,823	4,319,949
EOG Resources, Inc.	50,028	8,396,700
EQT Corp.	27,595	2,477,479
Exxon Mobil Corp.	800,402	81,000,682
Hess Corp.	52,113	4,325,379
Kinder Morgan, Inc. (a)	123,181	4,434,516
Marathon Oil Corp.	127,629	4,505,304
Marathon Petroleum Corp.	55,151	5,059,001
Murphy Oil Corp.	32,301	2,095,689
Newfield Exploration Co.*	25,010	615,996
Noble Energy, Inc.	65,873	4,486,610
Occidental Petroleum Corp.	147,684	14,044,748
Peabody Energy Corp. (a)	49,374	964,274
Phillips 66	109,844	8,472,268
Pioneer Natural Resources Co.	26,135	4,810,670
QEP Resources, Inc.	32,732	1,003,236
Range Resources Corp.	29,913	2,521,965
Southwestern Energy Co.*	64,091	2,520,699
Spectra Energy Corp.	122,739	4,371,963
Tesoro Corp.	24,332	1,423,422
Valero Energy Corp.	98,853	4,982,191
Williams Cos., Inc. (The)	125,210	4,829,350
WPX Energy, Inc.*	37,142	756,954

		254,087,540

Paper & Forest Products 0.1%
International Paper Co.	81,275	3,984,913

Personal Products 0.2%
Avon Products, Inc.	79,453	1,368,180
Estee Lauder Cos., Inc. (The), Class A	46,946	3,535,973

		4,904,153

Pharmaceuticals 5.7%
AbbVie, Inc.	291,492	15,393,692
Actavis PLC*	31,917	5,362,056
Allergan, Inc.	54,380	6,040,530
Bristol-Myers Squibb Co.	301,676	16,034,079
Eli Lilly & Co.	181,649	9,264,099
Forest Laboratories, Inc.*	43,387	2,604,522
Hospira, Inc.*	30,274	1,249,711
Johnson & Johnson	516,945	47,346,992
Merck & Co., Inc.	535,353	26,794,418
Mylan, Inc.*	70,265	3,049,501
Perrigo Co. PLC (a)	24,426	3,733,375
Pfizer, Inc.	1,187,460	36,371,900
Zoetis, Inc.	91,536	2,992,312

		176,237,187

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	6,989	857,900
Equifax, Inc.	22,295	1,540,362

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
Nielsen Holdings NV	46,378	$2,128,286
Robert Half International, Inc.	25,375	1,065,496

		5,592,044

Real Estate Investment Trusts (REITs) 1.8%
American Tower Corp.	72,303	5,771,226
Apartment Investment & Management Co., Class A	26,778	693,818
AvalonBay Communities, Inc.	22,308	2,637,475
Boston Properties, Inc.	27,978	2,808,152
Equity Residential	61,528	3,191,457
General Growth Properties, Inc.	98,483	1,976,554
HCP, Inc.	83,720	3,040,710
Health Care REIT, Inc.	52,925	2,835,192
Host Hotels & Resorts, Inc.	138,602	2,694,423
Kimco Realty Corp.	75,237	1,485,931
Macerich Co. (The)	25,792	1,518,891
Plum Creek Timber Co., Inc.	32,428	1,508,226
Prologis, Inc.	91,384	3,376,639
Public Storage	26,472	3,984,565
Simon Property Group, Inc.	56,856	8,651,209
Ventas, Inc.	53,856	3,084,872
Vornado Realty Trust	31,927	2,834,798
Weyerhaeuser Co.	106,724	3,369,277

		55,463,415

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	51,008	1,341,510

Road & Rail 0.9%
CSX Corp.	185,715	5,343,020
Kansas City Southern	20,212	2,502,852
Norfolk Southern Corp.	56,596	5,253,807
Ryder System, Inc.	9,741	718,691
Union Pacific Corp.	84,385	14,176,680

		27,995,050

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp.	58,727	1,910,389
Analog Devices, Inc.	57,040	2,905,047
Applied Materials, Inc.	220,397	3,898,823
Broadcom Corp., Class A	98,855	2,931,051
First Solar, Inc.*	13,003	710,484
Intel Corp.	910,780	23,643,849
KLA-Tencor Corp.	30,432	1,961,647
Lam Research Corp.*	29,853	1,625,496
Linear Technology Corp.	42,792	1,949,176
LSI Corp.	99,814	1,099,950
Microchip Technology, Inc. (a)	36,527	1,634,583
Micron Technology, Inc.*	192,750	4,194,240
NVIDIA Corp.	106,000	1,698,120
Texas Instruments, Inc.	200,540	8,805,711

16

Statement of Investments (Continued)

December 31, 2013

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	49,225	$2,260,412

		61,228,978

Software 3.4%
Adobe Systems, Inc.*	85,173	5,100,159
Autodesk, Inc.*	41,509	2,089,148
CA, Inc.	59,522	2,002,915
Citrix Systems, Inc.*	34,066	2,154,675
Electronic Arts, Inc.*	56,933	1,306,043
Intuit, Inc. (a)	52,187	3,982,912
Microsoft Corp.	1,391,801	52,095,112
Oracle Corp.	642,959	24,599,611
Red Hat, Inc.*	34,782	1,949,183
Salesforce.com, Inc.*	101,656	5,610,395
Symantec Corp.	127,514	3,006,780

		103,896,933

Specialty Retail 2.2%
AutoNation, Inc.*	11,790	585,845
AutoZone, Inc.*	6,235	2,979,956
Bed Bath & Beyond, Inc.*	39,342	3,159,163
Best Buy Co., Inc.	50,098	1,997,908
CarMax, Inc.*	40,905	1,923,353
GameStop Corp., Class A	21,484	1,058,302
Gap, Inc. (The)	48,526	1,896,396
Home Depot, Inc. (The)	258,014	21,244,873
L Brands, Inc.	44,709	2,765,252
Lowe’s Cos., Inc.	191,612	9,494,375
O’Reilly Automotive, Inc.*	19,662	2,530,696
PetSmart, Inc. (a)	18,950	1,378,612
Ross Stores, Inc.	39,616	2,968,427
Staples, Inc. (a)	120,805	1,919,591
Tiffany & Co.	20,234	1,877,311
TJX Cos., Inc.	130,302	8,304,146
Urban Outfitters, Inc.*	20,123	746,563

		66,830,769

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc. (a)	51,381	2,884,015
Fossil Group, Inc.*	9,000	1,079,460
Michael Kors Holdings Ltd.*	32,792	2,662,382
NIKE, Inc., Class B	136,904	10,766,131
PVH Corp.	14,990	2,038,940
Ralph Lauren Corp.	10,923	1,928,674
VF Corp. (a)	64,588	4,026,416

		25,386,018

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc. (a)	87,244	822,711
People’s United Financial, Inc. (a)	58,084	878,230

		1,700,941

Common Stocks (continued)

	Shares	Market Value

Tobacco 1.5%
Altria Group, Inc.	366,437	$14,067,516
Lorillard, Inc. (a)	67,486	3,420,191
Philip Morris International, Inc.	293,548	25,576,837
Reynolds American, Inc. (a)	57,427	2,870,776

		45,935,320

Trading Companies & Distributors 0.2%
Fastenal Co. (a)	50,140	2,382,152
W.W. Grainger, Inc.	11,296	2,885,224

		5,267,376

Wireless Telecommunication Services 0.2%
Crown Castle International Corp.*	61,218	4,495,238

Total Common Stocks (cost $2,075,726,770)		3,022,183,209

Mutual Fund 1.7%
Money Market Fund 1.7%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (c)	50,736,482	50,736,482

Total Mutual Fund (cost $50,736,482)		50,736,482

Repurchase Agreements 2.3%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $5,000,001, collateralized by U.S. Government Agency Securities ranging from 0.00% - 6.75%, maturing 01/30/14 - 06/12/37; total market value $5,100,008. (d)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.01%, dated 12/31/13, due 01/02/14, repurchase price $30,000,017, collateralized by U.S. Government Agency Securities ranging from 1.13% - 5.50%, maturing 04/20/24 - 10/20/43; total market value $30,600,071. (d)	30,000,000	30,000,000

17

Statement of Investments (Continued)

December 31, 2013

NVIT S&P 500 Index Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $31,859,369, collateralized by U.S. Government Agency Securities ranging from 1.63% - 12.50%, maturing 04/15/14 - 12/15/43; total market value $32,496,547. (d)	$31,859,360	$31,859,360
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $5,000,078, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15 - 07/15/19; total market value $5,100,000. (d)	5,000,000	5,000,000

Total Repurchase Agreements (cost $71,859,360)		71,859,360

Total Investments (cost $2,198,322,612) (e) — 102.3%		3,144,779,051

Liabilities in excess of other assets — (2.3%)		(71,675,276)

NET ASSETS — 100.0%		$3,073,103,775

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $82,286,686, which was collateralized by repurchase agreements with a value of $71,859,360 and $12,249,824 of collateral in the form of U.S. Government Treasury securities, interest rates ranging from 0.13% - 4.25%, and maturity dates ranging from 03/31/14 - 05/15/43, a total value of $84,109,184.

(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of December 31, 2013.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $71,859,360.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
579	E-mini S&P 500	03/21/14	$53,299,845	$1,199,387

At December 31, 2013, the Fund has $290,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

18

Statement of Assets and Liabilities

December 31, 2013

NVIT S&P 500 Index Fund
Assets:
Investments, at value (cost $2,126,463,252)*	$3,072,919,691
Repurchase agreements, at value and cost	71,859,360

Total Investments	3,144,779,051

Cash	1,526
Deposits with broker for futures contracts	290,000
Dividends receivable	4,075,564
Security lending income receivable	7,748
Receivable for capital shares issued	1,068,789
Reclaims receivable	1,798
Receivable for variation margin on futures contracts	182,061
Prepaid expenses	6,073

Total Assets	3,150,412,610

Liabilities:
Payable for investments purchased	838,738
Payable for capital shares redeemed	4,105,325
Payable upon return of securities loaned (Note 2)	71,859,360
Accrued expenses and other payables:
Investment advisory fees	293,436
Fund administration fees	72,393
Distribution fees	8,577
Administrative servicing fees	26,273
Accounting and transfer agent fees	522
Trustee fees	2,839
Custodian fees	17,134
Compliance program costs (Note 3)	49
Professional fees	11,153
Printing fees	15,243
Other	57,793

Total Liabilities	77,308,835

Net Assets	$3,073,103,775

Represented by:
Capital	$2,290,703,686
Accumulated undistributed net investment income	3,329,627
Accumulated net realized losses from investments and futures transactions	(168,585,364)
Net unrealized appreciation/(depreciation) from investments	946,456,439
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,199,387

Net Assets	$3,073,103,775

*	Includes value of securities on loan of $82,286,686 (Note 2).

19

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT S&P 500 Index Fund
Net Assets:
Class I Shares	$3,593,403
Class II Shares	45,600,154
Class IV Shares	169,861,215
Class Y Shares	2,854,049,003

Total	$3,073,103,775

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	279,476
Class II Shares	3,553,652
Class IV Shares	13,202,326
Class Y Shares	221,963,007

Total	238,998,461

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.86
Class II Shares	$12.83
Class IV Shares	$12.87
Class Y Shares	$12.86

The accompanying notes are an integral part of these financial statements.

20

Statement of Operations

For the Year Ended December 31, 2013

NVIT S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$58,367,545
Income from securities lending (Note 2)	171,176
Foreign tax withholding	(6,897)

Total Income	58,531,824

EXPENSES:
Investment advisory fees	3,221,937
Fund administration fees	792,877
Distribution fees Class II Shares (a)	29,460
Administrative servicing fees Class I Shares (a)	1,154
Administrative servicing fees Class II Shares (a)	16,629
Administrative servicing fees Class IV Shares	157,466
Professional fees	118,547
Printing fees	25,487
Trustee fees	98,142
Custodian fees	102,459
Accounting and transfer agent fees	5,153
Compliance program costs (Note 3)	9,434
Miscellaneous fee	298,493
Other	29,693

Total expenses before earnings credit and fees waived	4,906,931

Earnings credit (Note 4)	(299)
Administrative servicing fees voluntarily waived — Class I (a) (Note 3)	(561)
Administrative servicing fees voluntarily waived — Class II (a) (Note 3)	(8,249)

Net Expenses	4,897,822

NET INVESTMENT INCOME	53,634,002

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	27,451,825
Net realized gains from futures transactions (Note 2)	9,542,001

Net realized gains from investments and futures transactions	36,993,826

Net change in unrealized appreciation/(depreciation) from investments	682,642,552
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,279,626

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	683,922,178

Net realized/unrealized gains from investments and futures transactions	720,916,004

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$774,550,006

(a)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

21

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
Operations:
Net investment income	$53,634,002		$53,602,261
Net realized gains/(losses) from investments and futures transactions	36,993,826		(14,566,223)
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	683,922,178		330,980,066

Change in net assets resulting from operations	774,550,006		370,016,104

Distributions to Shareholders From:
Net investment income:
Class I	(53,941	)(a)	–
Class II	(696,124	)(a)	–
Class IV	(2,903,686)		(2,774,632)
Class Y	(51,295,193)		(48,172,998)

Change in net assets from shareholder distributions	(54,948,944)		(50,947,630)

Change in net assets from capital transactions	(170,684,830)		(172,993,453)

Change in net assets	548,916,232		146,075,021

Net Assets:
Beginning of year	2,524,187,543		2,378,112,522

End of year	$3,073,103,775		$2,524,187,543

Accumulated undistributed net investment income at end of year	$3,329,627		$4,966,146

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,531,499	(a)	$–
Dividends reinvested	53,941	(a)	–
Cost of shares redeemed	(1,179,941	)(a)	–

Total Class I Shares	3,405,499	(a)	–

Class II Shares
Proceeds from shares issued	43,339,456	(a)	–
Dividends reinvested	696,124	(a)	–
Cost of shares redeemed	(1,194,640	)(a)	–

Total Class II Shares	42,840,940	(a)	–

Class IV Shares
Proceeds from shares issued	4,434,520		3,220,683
Dividends reinvested	2,903,686		2,774,632
Cost of shares redeemed	(21,592,168)		(24,527,618)

Total Class IV Shares	(14,253,962)		(18,532,303)

Class Y Shares
Proceeds from shares issued	104,834,037		158,720,497
Dividends reinvested	51,295,193		48,172,998
Cost of shares redeemed	(358,806,537)		(361,354,645)

Total Class Y Shares	(202,677,307)		(154,461,150)

Change in net assets from capital transactions	$(170,684,830)		$(172,993,453)

(a)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013.

22

Statements of Changes in Net Assets (Continued)

December 31, 2013

	NVIT S&P 500 Index Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	368,977	(a)	–
Reinvested	4,361	(a)	–
Redeemed	(93,862	)(a)	–

Total Class I Shares	279,476	(a)	–

Class II Shares
Issued	3,596,055	(a)	–
Reinvested	56,410	(a)	–
Redeemed	(98,813	)(a)	–

Total Class II Shares	3,553,652	(a)	–

Class IV Shares
Issued	385,085		332,190
Reinvested	235,088		281,940
Redeemed	(1,883,423)		(2,535,643)

Total Class IV Shares	(1,263,250)		(1,921,513)

Class Y Shares
Issued	9,028,514		16,544,535
Reinvested	4,155,217		4,900,296
Redeemed	(31,357,196)		(37,128,036)

Total Class Y Shares	(18,173,465)		(15,683,205)

Total change in shares	(15,603,587)		(17,604,718)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

23

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class I Shares
Period Ended December 31, 2013 (e)(f)	$11.07	0.16	1.86	2.02	(0.23)	(0.23)	$12.86	18.36%	$3,593,403	0.24%	1.92%	0.31%	4.05%

Class II Shares
Period Ended December 31, 2013 (e)(f)	$11.07	0.13	1.85	1.98	(0.22)	(0.22)	$12.83	18.02%	$45,600,154	0.49%	1.61%	0.55%	4.05%

Class IV Shares
Year Ended December 31, 2013 (e)	$9.92	0.21	2.96	3.17	(0.22)	(0.22)	$12.87	32.07%	$169,861,215	0.27%	1.83%	0.27%	4.05%
Year Ended December 31, 2012 (e)	$8.74	0.20	1.17	1.37	(0.19)	(0.19)	$9.92	15.73%	$143,501,136	0.28%	2.02%	0.28%	3.69%
Year Ended December 31, 2011 (e)	$8.74	0.16	(0.01)	0.15	(0.15)	(0.15)	$8.74	1.75%	$143,233,498	0.28%	1.78%	0.28%	6.23%
Year Ended December 31, 2010 (e)	$7.75	0.14	0.99	1.13	(0.14)	(0.14)	$8.74	14.73%	$158,693,476	0.29%	1.78%	0.29%	4.46%
Year Ended December 31, 2009 (e)	$6.28	0.15	1.47	1.62	(0.15)	(0.15)	$7.75	26.22%	$159,219,298	0.33%	2.30%	0.33%	11.47%

Class Y Shares
Year Ended December 31, 2013 (e)	$9.91	0.22	2.96	3.18	(0.23)	(0.23)	$12.86	32.23%	$2,854,049,003	0.17%	1.93%	0.17%	4.05%
Year Ended December 31, 2012 (e)	$8.74	0.21	1.16	1.37	(0.20)	(0.20)	$9.91	15.74%	$2,380,686,407	0.18%	2.13%	0.18%	3.69%
Year Ended December 31, 2011 (e)	$8.74	0.17	(0.01)	0.16	(0.16)	(0.16)	$8.74	1.86%	$2,234,879,024	0.18%	1.88%	0.18%	6.23%
Year Ended December 31, 2010 (e)	$7.74	0.15	1.00	1.15	(0.15)	(0.15)	$8.74	14.99%	$2,273,476,988	0.19%	1.88%	0.19%	4.46%
Year Ended December 31, 2009 (e)	$6.28	0.16	1.46	1.62	(0.16)	(0.16)	$7.74	26.19%	$1,922,248,342	0.22%	2.40%	0.22%	11.47%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of May 1, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

24

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, other unaffiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is

25

Notes to Financial Statements (Continued)

December 31, 2013

no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,022,183,209	$—	$—	$3,022,183,209
Futures Contracts	1,199,387	—	—	1,199,387
Mutual Fund	50,736,482	—	—	50,736,482
Repurchase Agreements	—	71,859,360	—	71,859,360
Total	$3,074,119,078	$71,859,360	$—	$3,145,978,438

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

26

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(c)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

27

Notes to Financial Statements (Continued)

December 31, 2013

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts* Equity risk	Unrealized depreciation from futures contracts	$1,199,387
Total		$1,199,387

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$9,542,001
Total	$9,542,001

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$1,279,626
Total	$1,279,626

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity of the Fund for the year ended December 31, 2013.

(d)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

(e)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers,

28

Notes to Financial Statements (Continued)

December 31, 2013

dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(f)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% - 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

29

Notes to Financial Statements (Continued)

December 31, 2013

Credit Suisse (USA) LLC, 0.01%, dated 12/31/13, due 01/02/14, repurchase price $300,000,167, collateralized by U.S. Government Agency Securities ranging 1.63% - 5.50%, maturing 04/20/24 – 10/20/43; total market value $306,000,708.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% - 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

(g)	Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to REIT returns of capital dividends, REIT capital gain dividend reclassifications, and passive foreign investment company gain/loss on sales. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Losses from Investments and Futures Transactions
$(8,287)	$(321,577)	$329,864

30

Notes to Financial Statements (Continued)

December 31, 2013

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.125%
$1.5 billion up to $3 billion	0.105%
$3 billion and more	0.095%

31

Notes to Financial Statements (Continued)

December 31, 2013

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.21% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFA has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $792,877 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $9,434.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

32

Notes to Financial Statements (Continued)

December 31, 2013

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of 0.15% of the average daily net assets of Class I and Class II, and up to 0.20% of the average daily net assets of Class IV shares of the Fund. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class I and Class II shares of the Fund until April 30, 2014. During the year ended December 31, 2013, the waiver of such administrative services fees by NFS amounted to $8,810.

For the year ended December 31, 2013, NFS earned $166,439 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $110,717,592 and sales of $297,042,338 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional

33

Notes to Financial Statements (Continued)

December 31, 2013

Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $0 of brokerage commissions.

9.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$54,948,944	$—	$54,948,944	$—	$54,948,944

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$50,947,630	$—	$50,947,630	$—	$50,947,630

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$4,556,379	$—	$4,556,379	$(101,256,794)	$879,100,504	$782,400,089

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

34

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,265,678,547	$1,028,004,493	$(148,903,989)	$879,100,504

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that will be considered short term, and will expire in the year shown if not utilized to offset future capital gains.

Amount	Expires
$35,367,500	2016
48,307,124	2017
17,582,170	2018

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $39,128,879 to offset capital gains.

10.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

NVIT S&P 500 Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT S&P 500 Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

36

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 97.92%.

37

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

38

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

39

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

40

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

41

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

42

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

43

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

44

Market Index Definitions (con’t.)

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

45

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

46

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

47

Annual Report

December 31, 2013

NVIT Short Term Bond Fund

AR-STB 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Short Term Bond Fund

For the annual period ended December 31, 2013, the NVIT Short Term Bond Fund (Class Y) returned 0.46% versus 0.64% for its benchmark, the Barclays U.S. 1-3 Year Government/Credit Bond Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Short-Intermediate Investment Grade Debt Funds (consisting of 50 funds as of December 31, 2013) was 0.27% for the same time period.

It has been a volatile year in the fixed-income markets, driven by both monetary and fiscal events. Uncertainty and the eventual clarity related to leadership changes at the Federal Reserve contributed to the volatility, as did speculation over timing of the Fed’s monetary policy changes. Budget policy events, including the government shutdown and sequester added to the market volatility.

A centerpiece of the Fed strategy has been monthly open-market purchases ($85 billion) of various types of government and federal agency securities, in an effort to hold interest rates low to stimulate the economy. Concern arose in the markets during the second quarter that the Fed might begin scaling back these purchases sooner than had been anticipated. This market perception had the effect of increasing interest rates and hurting the relative performance of less-liquid and non government-related securities.

As the third quarter progressed, the Fed reiterated its intention to maintain an accommodative monetary policy (continued security purchases) until there were further signs of meaningful improvement in U.S. employment and economic growth, and/or signs that inflation was accelerating.

By the end of the fourth quarter, however, the Fed perceived economic growth and strength in employment sufficient to announce that monthly asset purchases will be scaled back by $10 billion, to $75 billion, beginning in January 2014. The Fed did not, however, commit to a schedule for further tapering of asset purchases, indicating that it will continue to assess the economic climate as 2014 unfolds.

The year concluded with a sense of more clarity with respect to monetary and fiscal outlooks. There was added certainty concerning Fed leadership and monetary policy direction. On the fiscal front, the budget agreement reached in the fourth quarter should result in reduced risk of government shutdown over the next two years.

The Fund’s overweight positions in investment-grade corporate bonds, and out-of-benchmark positions in commercial mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities, (MBS) contributed to the Fund’s performance relative to the benchmark during the reporting period. With the exception of the second quarter of 2013, these asset classes benefited from continuing improvement in the economy, strong market demand and the Fed’s accommodative monetary policy.

The fact that the Fund was slightly long duration relative to the benchmark during the reporting period detracted from Fund performance for the period.

Subadviser:

Nationwide Asset Management, LLC

Portfolio Managers:

Joel S. Buck and Gary S. Davis, CFA

The Fund is subject to the risks of investing in fixed-income securities, including high-yield bonds. Please refer to the summary prospectus for a more-detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

5

Fund Overview	NVIT Short Term Bond Fund

Objective

The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Highlights

•	The NVIT Short Term Bond Fund (Class Y) returned 0.46%, underperforming the benchmark by 0.16% and outperforming the Lipper peer group by 0.19%.

•

The Fund’s overweight positions in investment-grade corporate bonds, and out-of-benchmark positions in commercial mortgage-backed securities (CMBS) and non-agency residential mortgage-backed securities (MBS), contributed to the Fund’s performance relative to the benchmark for the reporting period.

•	The fact that the Fund was slightly long duration relative to the benchmark during the reporting period detracted from Fund performance for the period.

Asset Allocation†

Corporate Bonds	61.5%
U.S. Government Sponsored & Agency Obligations	8.6%
Collateralized Mortgage Obligations	8.1%
Commercial Mortgage Backed Securities	7.4%
Asset-Backed Securities	5.3%
U.S. Treasury Notes	3.8%
Yankee Dollars	2.0%
Mutual Fund	1.5%
Municipal Bonds	0.7%
Repurchase Agreements	0.5%
U.S. Government Mortgage Backed Agencies	0.3%
Other assets in excess of liabilities	0.3%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	8.8%
Commercial Banks	7.3%
Diversified Financial Services	6.5%
Metals & Mining	5.0%
Automobiles	3.4%
Health Care Providers & Services	3.1%
Consumer Finance	2.9%
Media	2.7%
Road & Rail	2.6%
Gas Utilities	2.4%
Other Industries*	55.3%
100.0%

Top Holdings††

Government National Mortgage Association, 4.50%, 11/16/39	2.5%
Federal Home Loan Mortgage Corp., 1.00%, 08/20/14	2.4%
Federal Home Loan Mortgage Corp., 1.25%, 05/12/17	2.3%
Federal Home Loan Mortgage Corp. REMICS, 2.50%, 02/15/36	2.3%
U.S. Treasury Notes, 0.13%, 04/30/15	2.1%
Fidelity Institutional Money Market Fund - Institutional Class	1.5%
Federal National Mortgage Association REMICS, 1.25%, 06/25/43	1.4%
Anadarko Petroleum Corp., 5.95%, 09/15/16	1.2%
Ford Motor Credit Co. LLC, 4.25%, 02/03/17	1.1%
Park Place Securities, Inc., 0.43%, 05/25/35	1.1%
Other Holdings*	82.1%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

6

Fund Performance	NVIT Short Term Bond Fund

Average Annual Total Return1

(For periods ended December 31, 2013)	1 Yr.	5 Yr.	Inception[2]
Class I	0.33%	3.11%	2.63%
Class II	0.11%	2.86%	2.36%
Class Y	0.46%	3.26%	2.76%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2008.

Expense Ratios

Expense Ratio*
Class I	0.55%
Class II	0.80%
Class Y	0.40%

*Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

7

Fund Performance (con’t.)	NVIT Short Term Bond Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Short Term Bond Fund since inception through 12/31/13 versus performance of the Barclays U.S. 1-3 Year Government/Credit Bond Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8

Shareholder Expense Example	NVIT Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Short Term Bond Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class I Shares	Actual	[a]	1,000.00	1,010.00	2.74	0.54
	Hypothetical	[a,b]	1,000.00	1,022.48	2.75	0.54
Class II Shares	Actual	[a]	1,000.00	1,008.70	4.00	0.79
	Hypothetical	[a,b]	1,000.00	1,021.22	4.02	0.79
Class Y Shares	Actual	[a]	1,000.00	1,010.30	1.98	0.39
	Hypothetical	[a,b]	1,000.00	1,023.24	1.99	0.39

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

9

Statement of Investments

December 31, 2013

NVIT Short Term Bond Fund

Asset-Backed Securities 5.3%

	Principal Amount	Market Value

Automobiles 1.0%
Credit Acceptance Auto Loan Trust Series 2012-1A, Class A, 2.20%, 09/16/19 (a)	$3,000,000	$3,024,406
Series 2013-2A, Class A, 1.50%, 04/15/21 (a)	2,000,000	1,998,763
First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.47%, 05/15/18 (a)	5,604,344	5,635,214
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 02/15/18 (a)	9,554,806	9,565,603

		20,223,986

Home Equity 1.1%
Ameriquest Mortgage Securities, Inc., Series 2003-10, Class AV1, 0.92%, 12/25/33 (b)	11,219,343	10,815,993
Ameriquest Mortgage Securities, Inc. Pass Through Certificates, Series 2004-R3, Class A1A, 0.51%, 05/25/34 (b)	13,605,409	13,385,120

		24,201,113

Other 3.2%
ACA CLO Ltd., Series 2006-2A, Class A1, 0.49%, 01/20/21 (a)(b)	7,942,499	7,915,860
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2, 1.50%, 01/16/46 (a)	3,900,000	3,917,778
Series 2013-T3, Class A3, 1.79%, 05/15/46 (a)	10,276,000	10,096,406
Series 2013-T3, Class B3, 2.14%, 05/15/46 (a)	4,000,000	3,916,141
Nationstar Mortgage Advance Receivable Trust Series 2013-T2A, Class A2, 1.68%, 06/20/46 (a)	10,000,000	9,984,802
Series 2013-T2A, Class B2, 1.99%, 06/20/46 (a)	9,500,000	9,485,562
Park Place Securities, Inc., Series 2005-WHQ2, Class A1B, 0.43%, 05/25/35 (b)	24,993,812	24,730,225

		70,046,774

Total Asset-Backed Securities (cost $114,550,559)		114,471,873

Collateralized Mortgage Obligations 8.1%

	Principal Amount	Market Value

Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	$9,045,369	$9,102,010
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 02/25/42 (a)(b)	5,320,878	5,290,549
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	1,375,544	1,446,363
Series 3728, Class EA, 3.50%, 09/15/20	1,011,598	1,026,028
Series 3609, Class JA, 4.00%, 06/15/23	1,671,073	1,691,610
Series 3614, Class QA, 4.00%, 05/15/24	5,621,092	5,966,904
Series 3827, Class UA, 3.50%, 03/15/26	618,350	622,023
Series 4257, Class PC, 2.50%, 02/15/36	48,336,325	48,920,276
Series 3616, Class PA, 4.50%, 11/15/39	1,370,905	1,446,919
Federal National Mortgage Association REMICS Series 2010-135, Class FP, 0.56%, 12/25/40 (b)	7,621,628	7,612,140
Series 2013-52, Class MD, 1.25%, 06/25/43	31,072,109	30,042,485
Government National Mortgage Association Series 2010-29, Class BA, 4.50%, 04/20/36	294,245	296,283
Series 2011-73, Class PW, 4.50%, 11/16/39	51,392,452	54,715,298
GSAA Trust, Series 2004-NC1, Class AF6, 4.76%, 11/25/33 (c)	222,822	225,464
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	2,425,173	2,428,532
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 1.57%, 12/25/59 (a)(b)	3,984,510	3,937,850

Total Collateralized Mortgage Obligations (cost $175,846,354)		174,770,734

10

Statement of Investments (Continued)

December 31, 2013

NVIT Short Term Bond Fund (Continued)

Commercial Mortgage Backed Securities 7.4%

	Principal Amount	Market Value

Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4, 5.18%, 09/10/47 (b)	$10,015,000	$10,652,372
Series 2007-3, Class A4, 5.65%, 06/10/49 (b)	10,000,000	11,051,434
Banc of America Re-Remic Trust, Series 2013-DSNY, Class B, 1.67%, 09/15/26 (a)(b)	6,098,000	6,100,218
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46 (b)	9,202,209	9,385,130
Series 2005-T18, Class A4, 4.93%, 02/13/42 (b)	3,791,562	3,931,420
Series 2006-PW12, Class A4, 5.71%, 09/11/38 (b)	1,730,000	1,889,662
Series 2006-T22, Class AAB, 5.58%, 04/12/38 (b)	23,633	23,638
Series 2007-PW18, Class A4, 5.70%, 06/11/50	11,675,000	13,078,766
Citigroup Commercial Mortgage Trust Series 2007-C6, Class A4, 5.71%, 12/10/49 (b)	19,691,000	22,060,509
Series 2008-C7, Class A4, 6.13%, 12/10/49 (b)	10,000,000	11,420,701
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	4,604,233	4,829,856
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class A3, 4.58%, 06/10/48	240,999	243,137
Series 2005-C1, Class AJ, 4.83%, 06/10/48 (b)	8,500,000	8,673,960
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, 08/10/38 (b)(d)	7,141,170	7,209,442
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	2,805,501	2,820,645
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43 (b)	372,736	384,767
Series 2006-LDP7, Class ASB, 5.86%, 04/15/45 (b)	876,730	912,995
Series 2011-C4, Class A2, 3.34%, 07/15/46 (a)	1,000,000	1,043,142
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 06/12/43 (b)	10,026,000	10,390,977
Morgan Stanley Capital I Series 2004-IQ8, Class A5, 5.11%, 06/15/40 (b)	4,759,827	4,829,798

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Morgan Stanley Capital I (continued)
Series 2005-HQ5, Class A4, 5.17%, 01/14/42	$697,383	$714,285
Series 2005-T19, Class AAB, 4.85%, 06/12/47	11,199	11,225
Series 2007-IQ15, Class A4, 5.91%, 06/11/49 (b)	11,647,500	12,997,297
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	10,000,000	11,187,361
Series 2008-T29, Class A3, 6.28%, 01/11/43 (b)	111,254	112,904
Series 2011-C1, Class A2, 3.88%, 09/15/47 (a)	5,000,000	5,254,039

Total Commercial Mortgage Backed Securities (cost $165,606,230)		161,209,680

Corporate Bonds 61.5%
Aerospace & Defense 0.9%
L-3 Communications Corp., 3.95%, 11/15/16	13,000,000	13,825,804
United Technologies Corp., 0.74%, 06/01/15 (b)	5,000,000	5,030,382

		18,856,186

Auto Components 0.1%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,331,747

Automobiles 2.5%
Daimler Finance North America LLC 1.02%, 04/10/14 (a)(b)	4,000,000	4,005,109
0.84%, 01/09/15 (a)(b)	5,000,000	5,010,688
2.30%, 01/09/15 (a)	5,000,000	5,066,219
1.65%, 04/10/15 (a)	4,000,000	4,032,138
0.92%, 08/01/16 (a)(b)	10,000,000	10,023,131
Volkswagen International Finance NV 1.00%, 03/21/14 (a)(b)	15,000,000	15,020,016
1.15%, 11/20/15 (a)	10,000,000	10,083,003

		53,240,304

Beverages 2.1%
Anheuser-Busch InBev Finance, Inc., 0.80%, 01/15/16	20,000,000	20,010,224
Molson Coors Brewing Co., 2.00%, 05/01/17	4,000,000	4,018,376
SABMiller Holdings, Inc. 1.85%, 01/15/15 (a)	5,000,000	5,060,326
0.93%, 08/01/18 (a)(b)	15,000,000	15,074,864
SABMiller PLC, 5.70%, 01/15/14 (a)	750,000	751,001

		44,914,791

11

Statement of Investments (Continued)

December 31, 2013

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Biotechnology 1.6%
Amgen, Inc. 1.88%, 11/15/14	$10,000,000	$10,117,871
2.30%, 06/15/16	7,500,000	7,737,432
Celgene Corp., 2.45%, 10/15/15	10,750,000	11,064,469
Genentech, Inc., 4.75%, 07/15/15	5,930,000	6,304,250

		35,224,022

Capital Markets 0.4%
Morgan Stanley, 4.75%, 04/01/14	8,000,000	8,071,284

Chemicals 0.2%
CF Industries, Inc., 6.88%, 05/01/18	4,128,000	4,793,640

Commercial Banks 7.2%
Bank of America NA 6.00%, 06/15/16	10,000,000	10,985,021
5.30%, 03/15/17	5,000,000	5,511,423
CoBank, ACB, 0.84%, 06/15/22 (a)(b)	25,635,000	23,474,316
HSBC USA, Inc.
2.38%, 02/13/15	6,000,000	6,117,746
1.13%, 09/24/18 (b)	10,000,000	10,013,994
Huntington National Bank (The), 1.30%, 11/20/16	10,000,000	9,976,247
ING Bank NV, 5.13%, 05/01/15 (a)	14,495,000	14,831,829
JPMorgan Chase Bank NA
0.57%, 06/13/16 (b)	5,000,000	4,967,523
6.00%, 04/29/49	2,200,000	2,515,511
National City Bank, 0.59%, 12/15/16 (b)	10,432,000	10,301,647
PNC Bank NA, 1.30%, 10/03/16	10,000,000	10,044,469
Standard Chartered PLC, 3.85%, 04/27/15 (a)	7,000,000	7,253,299
SunTrust Bank
0.53%, 08/24/15 (b)	5,000,000	4,960,654
5.20%, 01/17/17	10,000,000	10,663,685
Union Bank NA
5.95%, 05/11/16	9,500,000	10,509,730
1.00%, 09/26/16 (b)	10,000,000	10,073,730
Wachovia Corp., 0.58%, 10/28/15 (b)	5,000,000	4,990,969

		157,191,793

Commercial Services & Supplies 1.3%
Catholic Health Initiatives, 1.60%, 11/01/17	10,000,000	9,703,759
GATX Corp., 2.38%, 07/30/18	5,000,000	4,982,424

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Services & Supplies (continued)
Novant Health, Inc., Series 09B, 5.35%, 11/01/16	$5,000,000	$5,500,324
Waste Management, Inc., 6.38%, 03/11/15	7,321,000	7,793,500

		27,980,007

Computers & Peripherals 0.4%
Hewlett-Packard Co.
2.35%, 03/15/15	6,000,000	6,105,238
2.20%, 12/01/15	2,000,000	2,046,380

		8,151,618

Consumer Finance 2.9%
American Honda Finance Corp.
2.50%, 09/21/15 (a)	4,200,000	4,324,735
0.74%, 10/07/16 (b)	10,000,000	10,041,495
Ford Motor Credit Co. LLC, 4.25%, 02/03/17	23,000,000	24,766,651
Hyundai Capital America, 1.63%, 10/02/15 (a)	8,000,000	8,007,888
Toyota Motor Credit Corp.
1.00%, 02/17/15	6,000,000	6,037,500
0.88%, 07/17/15 (d)	5,000,000	5,024,974
1.25%, 10/05/17	5,000,000	4,904,971

		63,108,214

Diversified Financial Services 6.5%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	6,297,600	6,863,966
Associates Corp. of North America, 6.95%, 11/01/18	1,650,000	1,965,132
Bank of America Corp., 1.28%, 01/15/19 (b)	15,000,000	15,096,342
Caterpillar Financial Services Corp.
1.13%, 12/15/14	10,000,000	10,077,771
1.35%, 09/06/16	10,000,000	10,064,086
Citigroup, Inc., 5.50%, 10/15/14	3,998,000	4,144,525
General Electric Capital Corp.
Series A, 0.50%, 09/15/14 (b)	4,500,000	4,506,577
0.44%, 01/08/16 (b)(d)	5,000,000	4,974,782
0.84%, 01/08/16 (b)	10,000,000	10,050,485
0.41%, 02/15/17 (b)(d)	5,000,000	4,969,381
Harley-Davidson Financial Services, Inc.
3.88%, 03/15/16 (a)	10,470,000	11,058,817
2.70%, 03/15/17 (a)	3,000,000	3,067,722
Harley-Davidson Funding Corp., 5.75%, 12/15/14 (a)	3,385,000	3,539,336
Hyundai Capital Services, Inc.
6.00%, 05/05/15 (a)	16,590,000	17,647,536
4.38%, 07/27/16 (a)	2,400,000	2,553,491
3.50%, 09/13/17 (a)	2,650,000	2,741,955

12

Statement of Investments (Continued)

December 31, 2013

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services (continued)
JPMorgan Chase & Co.
5.25%, 05/01/15	$7,000,000	$7,379,680
1.63%, 05/15/18	15,000,000	14,682,299
USAA Capital Corp., 1.05%, 09/30/14 (a)	5,000,000	5,027,070

		140,410,953

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc., 1.77%, 09/15/16 (b)	10,000,000	10,300,029

Electric Utilities 1.2%
DTE Energy Co., 7.63%, 05/15/14	5,000,000	5,126,283
ITC Holdings Corp., 6.05%, 01/31/18 (a)	6,500,000	7,253,916
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,249,734
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15 (a)	7,000,000	7,203,646

		26,833,579

Electrical Equipment 1.2%
Thermo Fisher Scientific, Inc.
5.00%, 06/01/15	8,000,000	8,468,074
1.30%, 02/01/17	17,000,000	16,951,718

		25,419,792

Energy Equipment & Services 1.0%
Schlumberger Investment SA, 1.25%, 08/01/17 (a)	10,000,000	9,723,824
Weatherford International, Inc., 6.35%, 06/15/17	10,250,000	11,613,613

		21,337,437

Food Products 1.9%
ConAgra Foods, Inc., 1.30%, 01/25/16	3,000,000	3,010,042
Kraft Foods Group, Inc., 1.63%, 06/04/15	15,000,000	15,201,496
Mondelez International, Inc., 4.13%, 02/09/16	21,100,000	22,400,473

		40,612,011

Gas Utilities 2.4%
Enbridge Energy Partners LP
5.88%, 12/15/16	7,650,000	8,533,466
Series B, 6.50%, 04/15/18	6,000,000	6,931,125
Energy Transfer Partners LP
8.50%, 04/15/14	1,604,000	1,638,484
5.95%, 02/01/15	6,345,000	6,684,739
Enterprise Products Operating LLC, 3.70%, 06/01/15	5,000,000	5,206,358

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	$5,000,000	$5,238,767
2.65%, 02/01/19	1,000,000	989,850
Sempra Energy, 1.00%, 03/15/14 (b)	8,000,000	8,008,806
Spectra Energy Partners LP, 2.95%, 09/25/18	5,500,000	5,580,852
Sunoco Logistics Partners Operations LP
8.75%, 02/15/14	365,000	368,075
6.13%, 05/15/16	2,000,000	2,176,270

		51,356,792

Health Care Providers & Services 3.1%
Boston Scientific Corp., 2.65%, 10/01/18	10,000,000	10,067,834
CareFusion Corp., 5.13%, 08/01/14	12,049,000	12,342,265
Express Scripts Holding Co.
2.75%, 11/21/14	3,000,000	3,057,340
2.10%, 02/12/15	2,000,000	2,029,365
3.50%, 11/15/16	5,000,000	5,298,268
2.65%, 02/15/17	10,000,000	10,321,277
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,459,437
Hospira, Inc., 6.05%, 03/30/17	5,856,000	6,461,835
Quest Diagnostics, Inc., 1.10%, 03/24/14 (b)	8,000,000	8,009,950

		68,047,571

Industrial Conglomerates 0.2%
General Electric Co., 0.85%, 10/09/15	5,000,000	5,029,991

Insurance 1.6%
Berkshire Hathaway, Inc., 0.94%, 08/15/14 (b)	10,000,000	10,042,927
MetLife Institutional Funding II, 1.63%, 04/02/15 (a)	5,000,000	5,058,344
MetLife, Inc.
5.00%, 06/15/15	2,000,000	2,122,919
6.75%, 06/01/16	2,000,000	2,270,517
Metropolitan Life Global Funding I
2.00%, 01/09/15 (a)	6,000,000	6,074,755
1.50%, 01/10/18 (a)	5,000,000	4,899,118
Travelers Cos., Inc. (The), 5.50%, 12/01/15	4,010,000	4,373,374

		34,841,954

Media 2.7%
Comcast Corp.
5.30%, 01/15/14	5,000,000	5,006,390
5.85%, 11/15/15	7,000,000	7,652,487

13

Statement of Investments (Continued)

December 31, 2013

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
Cox Communications, Inc., 7.25%, 11/15/15	$6,770,000	$7,440,233
DIRECTV Holdings LLC, 3.55%, 03/15/15	7,480,000	7,726,422
Discovery Communications LLC, 3.70%, 06/01/15	10,000,000	10,406,987
NBCUniversal Enterprise, Inc., 0.93%, 04/15/18 (a)(b)	10,000,000	10,036,137
TCI Communications, Inc., 8.75%, 08/01/15	2,000,000	2,244,545
Time Warner Cable, Inc., 8.25%, 02/14/14	750,000	756,013
Time Warner, Inc., 3.15%, 07/15/15	5,250,000	5,443,393
Viacom, Inc., 4.25%, 09/15/15	1,140,000	1,203,627

		57,916,234

Metals & Mining 4.3%
Anglo American Capital PLC, 9.38%, 04/08/14 (a)	13,300,000	13,592,447
ArcelorMittal
9.50%, 02/15/15	3,000,000	3,252,019
4.25%, 03/01/16	5,030,000	5,225,553
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18	10,000,000	9,975,535
3.10%, 03/15/20	10,000,000	9,778,931
Glencore Funding LLC
1.40%, 05/27/16 (a)(b)	7,000,000	6,943,550
2.50%, 01/15/19 (a)	5,000,000	4,814,726
Kinross Gold Corp., 3.63%, 09/01/16	10,000,000	10,118,333
Rio Tinto Finance USA PLC, 1.08%, 06/17/16 (b)	20,000,000	20,142,216
Xstrata Canada Financial Corp.
2.85%, 11/10/14 (a)	5,000,000	5,080,642
3.60%, 01/15/17 (a)	5,000,000	5,214,762

		94,138,714

Office Electronics 0.6%
Xerox Corp.
1.06%, 05/16/14 (b)	7,500,000	7,509,237
6.40%, 03/15/16	5,500,000	6,076,938

		13,586,175

Oil, Gas & Consumable Fuels 8.3%
Anadarko Petroleum Corp.
5.95%, 09/15/16	23,000,000	25,667,256
6.38%, 09/15/17	3,000,000	3,443,223
BG Energy Capital PLC, 2.88%, 10/15/16 (a)	5,000,000	5,224,319

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets PLC
3.13%, 10/01/15	$5,000,000	$5,229,480
3.20%, 03/11/16	10,000,000	10,503,165
1.38%, 11/06/17	5,000,000	4,929,597
0.88%, 09/26/18 (b)	10,000,000	10,014,051
2.24%, 09/26/18	5,000,000	5,018,839
Murphy Oil Corp., 2.50%, 12/01/17	22,000,000	22,215,409
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,153,028
Petrobras Global Finance BV, 1.86%, 05/20/16 (b)(d)	5,000,000	4,955,599
Petrobras International Finance Co.
2.88%, 02/06/15	10,000,000	10,140,309
3.88%, 01/27/16	5,000,000	5,136,098
Plains Exploration & Production Co., 8.63%, 10/15/19	10,000,000	11,037,500
Rowan Cos., Inc., 5.00%, 09/01/17	6,465,000	7,047,802
Total Capital International SA, 0.75%, 01/25/16	5,000,000	4,996,409
Total Capital SA, 3.13%, 10/02/15	10,000,000	10,443,752
Transocean, Inc.
5.05%, 12/15/16	10,000,000	11,034,656
2.50%, 10/15/17	10,000,000	10,134,700
6.00%, 03/15/18	1,905,000	2,139,910
7.38%, 04/15/18	6,483,000	7,534,491

		178,999,593

Pharmaceuticals 1.2%
AbbVie, Inc., 1.20%, 11/06/15	21,000,000	21,226,718
Mylan, Inc., 1.80%, 06/24/16 (a)	5,000,000	5,059,939

		26,286,657

Real Estate Investment Trusts (REITs) 1.3%
CommonWealth REIT, 6.25%, 06/15/17	3,500,000	3,716,502
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,711,462
ProLogis LP, 2.75%, 02/15/19	10,000,000	9,935,549
UDR, Inc., 5.25%, 01/15/15	5,000,000	5,219,442
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75%, 09/02/15 (a)	3,120,000	3,367,096

		27,950,051

14

Statement of Investments (Continued)

December 31, 2013

NVIT Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Management & Development 0.1%
Retail Property Trust (The), 7.88%, 03/15/16 (a)	$2,520,000	$2,858,874

Road & Rail 2.6%
Burlington Northern Santa Fe LLC, 6.88%, 02/15/16	8,210,000	9,161,534
ERAC USA Finance LLC
2.25%, 01/10/14 (a)	10,425,000	10,427,238
5.60%, 05/01/15 (a)	1,225,000	1,298,204
5.90%, 11/15/15 (a)	1,780,000	1,929,571
1.40%, 04/15/16 (a)	2,065,000	2,067,972
2.75%, 03/15/17 (a)	3,000,000	3,085,498
6.38%, 10/15/17 (a)	1,505,000	1,744,618
Federal Express Corp. 1993 Pass Through Trust
Series B2, 7.63%, 01/01/15	1,991,567	2,127,755
Series A2, 8.76%, 05/22/15	1,248,910	1,304,933
Series C2, 7.96%, 03/28/17	1,128,475	1,228,067
Federal Express Corp. 1998 Pass Through Trust
Series 981B, 6.85%, 07/15/20	7,810,538	8,646,991
Series 981A, 6.72%, 07/15/23	690,171	788,152
Union Pacific Railroad Co. 2000 Pass Through Trust, 8.00%, 01/10/21	6,188,372	7,131,501
United Parcel Service, Inc., 5.13%, 04/01/19	5,000,000	5,701,798

		56,643,832

Thrifts & Mortgage Finance 0.4%
Santander Holdings USA, Inc., 4.63%, 04/19/16 (d)	9,000,000	9,582,492

Tobacco 0.8%
Lorillard Tobacco Co., 3.50%, 08/04/16 (d)	15,700,000	16,517,664

Total Corporate Bonds (cost $1,322,076,787)		1,333,534,001

Municipal Bonds 0.7%
Illinois 0.4%
State of Illinois, GO, 4.51%, 03/01/15	8,000,000	8,301,840

New Jersey 0.3%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/18	8,000,000	7,700,640

Total Municipal Bonds (cost $16,000,000)		16,002,480

U.S. Government Mortgage Backed Agencies 0.3%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648
2.42%, 06/01/37 (b)	$2,380,629	$2,522,036
Pool# 1B3601
2.67%, 10/01/37 (b)	554,584	589,418
Federal National Mortgage Association Pool
Pool# 747271
2.63%, 07/01/34 (b)	2,116,441	2,249,379
Pool# 886345
6.27%, 08/01/36 (b)	363,646	391,544
Pool# 893776
6.02%, 09/01/36 (b)	427,950	460,782
Pool# 949691
6.30%, 09/01/37 (b)	844,779	909,589

Total U.S. Government Mortgage Backed Agencies (cost $6,898,859)		7,122,748

U.S. Government Sponsored & Agency Obligations 8.6%
Federal Home Loan Banks
2.38%, 03/14/14	15,000,000	15,068,503
2.50%, 06/13/14	10,000,000	10,101,762
Federal Home Loan Mortgage Corp.
1.00%, 08/20/14	51,000,000	51,268,862
0.42%, 09/18/15	15,000,000	14,993,877
0.85%, 07/29/16	15,000,000	14,998,452
1.25%, 05/12/17	49,000,000	49,319,009
Federal National Mortgage Association 2.00%, 09/21/15	10,000,000	10,283,033
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	4,084,430	4,517,647
U.S. Treasury Notes 0.25%, 12/31/15	15,000,000	14,960,157

Total U.S. Government Sponsored & Agency Obligations (cost $186,006,507)		185,511,302

U.S. Treasury Notes 3.8%
U.S. Treasury Notes
0.25%, 06/30/14 (d)	17,000,000	17,013,280
0.25%, 02/28/15 (d)	20,000,000	20,012,500
0.13%, 04/30/15 (d)	45,000,000	44,943,750

Total U.S. Treasury Notes (cost $81,955,472)		81,969,530

15

Statement of Investments (Continued)

December 31, 2013

NVIT Short Term Bond Fund (Continued)

Yankee Dollars 2.0%

	Principal Amount	Market Value

Energy Equipment & Services 0.4%
Weatherford International Ltd., 5.50%, 02/15/16 (d)	$7,000,000	$7,591,876

Industrial Conglomerates 0.3%
Tyco International Finance SA, 3.38%, 10/15/15	6,762,000	7,017,404

Metals & Mining 0.6%
Teck Resources Ltd., 5.38%, 10/01/15	8,820,000	9,416,334
Xstrata Canada Corp., 6.00%, 10/15/15	3,650,000	3,951,493

		13,367,827

Oil, Gas & Consumable Fuels 0.5%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,408,616

Pharmaceuticals 0.2%
Teva Pharmaceutical Finance III BV, 0.75%, 03/21/14 (b)	4,300,000	4,302,823

Total Yankee Dollars (cost $42,854,290)		43,688,546

Mutual Fund 1.5%

	Shares	Market Value

Money Market Fund 1.5%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (e)	32,029,814	32,029,814

Total Mutual Fund (cost $32,029,814)		32,029,814

Repurchase Agreements 0.5%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $1,089,148, collateralized by U.S. Government Agency Securities, ranging from 1.63%-12.50%, maturing 04/15/14-12/15/43; total market value $1,110,930. (f)	$1,089,148	$1,089,148
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $5,000,078, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15-07/15/19; total market value $5,100,000. (f)	5,000,000	5,000,000
BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $5,000,001, collateralized by U.S. Government Agency Securities, ranging from 0.00%-6.75%, maturing 01/30/14-06/12/37; total market value $5,100,008. (f)	5,000,000	5,000,000

Total Repurchase Agreements (cost $11,089,148)		11,089,148

Total Investments (cost $2,154,914,020) (g) — 99.7%		2,161,399,856

Other assets in excess of liabilities — 0.3%		5,663,618

NET ASSETS — 100.0%		$2,167,063,474

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2013 was $392,609,874 which represents 18.12% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2013. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at December 31, 2013.

16

Statement of Investments (Continued)

December 31, 2013

NVIT Short Term Bond Fund (Continued)

(d)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $92,083,852, which was collateralized by repurchase agreements with a value of $11,089,148 and $83,886,039 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00%-36.21% and maturity dates ranging from 12/20/14-06/20/63, a total value of $94,975,187.

(e)	Represents 7-day effective yield as of December 31, 2013.

(f)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $11,089,148.

(g)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

BV	Private Limited Liability Company

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

RE	Reinsured

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

December 31, 2013

NVIT Short Term Bond Fund
Assets:
Investments, at value* (cost $2,143,824,872)	$2,150,310,708
Repurchase agreements, at value and cost	11,089,148

Total Investments	2,161,399,856

Interest and dividends receivable	12,749,596
Security lending income receivable	8,447
Receivable for investments sold	30,792
Receivable for capital shares issued	9,278,185
Prepaid expenses	3,394

Total Assets	2,183,470,270

Liabilities:
Payable for capital shares redeemed	4,532,316
Cash overdraft (Note 2)	22,494
Payable upon return of securities loaned (Note 2)	11,089,148
Accrued expenses and other payables:
Investment advisory fees	623,260
Fund administration fees	53,228
Distribution fees	25,341
Administrative servicing fees	15,902
Accounting and transfer agent fees	2,068
Trustee fees	2,340
Custodian fees	12,314
Compliance program costs (Note 3)	432
Professional fees	15,532
Printing fees	11,261
Other	1,160

Total Liabilities	16,406,796

Net Assets	$2,167,063,474

Represented by:
Capital	$2,166,771,397
Accumulated undistributed net investment income	2,544,306
Accumulated net realized losses from investment transactions	(8,738,065)
Net unrealized appreciation/(depreciation) from investments	6,485,836

Net Assets	$2,167,063,474

*	Includes value of securities on loan of $92,083,852 (Note 2).

18

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Short Term Bond Fund
Net Assets:
Class I Shares	$35,866,975
Class II Shares	120,240,147
Class Y Shares	2,010,956,352

Total	$2,167,063,474

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,431,201
Class II Shares	11,540,346
Class Y Shares	192,386,720

Total	207,358,267

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.45
Class II Shares	$10.42
Class Y Shares	$10.45

The accompanying notes are an integral part of these financial statements.

19

Statement of Operations

For the Year Ended December 31, 2013

NVIT Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$35,473,087
Income from securities lending (Note 2)	101,218
Dividend income	48,057

Total Income	35,622,362

EXPENSES:
Investment advisory fees	6,446,772
Fund administration fees	552,053
Distribution fees Class II Shares	266,226
Administrative servicing fees Class I Shares	45,710
Administrative servicing fees Class II Shares	159,736
Professional fees	95,427
Printing fees	17,456
Trustee fees	68,206
Custodian fees	71,305
Accounting and transfer agent fees	13,981
Compliance program costs (Note 3)	6,906
Other	35,365

Total expenses before earnings credit	7,779,143

Earnings credit (Note 4)	(3,091)

Net Expenses	7,776,052

NET INVESTMENT INCOME	27,846,310

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(6,070,738)
Net change in unrealized appreciation/(depreciation) from investments	(15,233,264)

Net realized/unrealized losses from investments	(21,304,002)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,542,308

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$27,846,310	$23,068,454
Net realized gains/(losses) from investment transactions	(6,070,738)	4,056,457
Net change in unrealized appreciation/(depreciation) from investments	(15,233,264)	21,854,551

Change in net assets resulting from operations	6,542,308	48,979,462

Distributions to Shareholders From:
Net investment income:
Class I	(464,317)	(476,662)
Class II	(1,273,541)	(1,345,066)
Class Y	(28,084,042)	(22,956,525)
Net realized gains:
Class I	(30,309)	—
Class II	(92,923)	—
Class Y	(1,565,302)	—

Change in net assets from shareholder distributions	(31,510,434)	(24,778,253)

Change in net assets from capital transactions	721,343,824	357,833,460

Change in net assets	696,375,698	382,034,669

Net Assets:
Beginning of year	1,470,687,776	1,088,653,107

End of year	$2,167,063,474	$1,470,687,776

Accumulated undistributed net investment income at end of year	$2,544,306	$1,825,279

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$19,935,919	$24,003,681
Dividends reinvested	494,626	476,662
Cost of shares redeemed	(13,390,126)	(917,737)

Total Class I Shares	7,040,419	23,562,606

Class II Shares
Proceeds from shares issued	45,248,735	30,236,603
Dividends reinvested	1,366,464	1,345,066
Cost of shares redeemed	(24,629,044)	(25,877,049)

Total Class II Shares	21,986,155	5,704,620

Class Y Shares
Proceeds from shares issued	790,019,648	372,699,849
Dividends reinvested	29,649,344	22,956,525
Cost of shares redeemed	(127,351,742)	(67,090,140)

Total Class Y Shares	692,317,250	328,566,234

Change in net assets from capital transactions	$721,343,824	$357,833,460

21

Statements of Changes in Net Assets (Continued)

	NVIT Short Term Bond Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class I Shares
Issued	1,891,595	2,275,078
Reinvested	47,253	45,116
Redeemed	(1,266,933)	(86,457)

Total Class I Shares	671,915	2,233,737

Class II Shares
Issued	4,310,311	2,879,828
Reinvested	130,941	127,677
Redeemed	(2,342,071)	(2,461,049)

Total Class II Shares	2,099,181	546,456

Class Y Shares
Issued	74,506,090	35,299,183
Reinvested	2,832,456	2,174,870
Redeemed	(12,052,079)	(6,335,508)

Total Class Y Shares	65,286,467	31,138,545

Total change in shares	68,057,563	33,918,738

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Short Term Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Portfolio Turnover (a)
Class I Shares
Year Ended December 31, 2013 (b)	$10.56	0.14	(0.10)	0.04	(0.14)	(0.01)	(0.15)	–	$10.45	0.33%	$35,866,975	0.54%	1.36%	0.54%	40.88%
Year Ended December 31, 2012 (b)	$10.34	0.17	0.23	0.40	(0.18)	–	(0.18)	–	$10.56	3.83%	$29,144,698	0.55%	1.56%	0.55%	42.18%
Year Ended December 31, 2011 (b)	$10.38	0.18	(0.03)	0.15	(0.19)	–	(0.19)	–	$10.34	1.45%	$5,436,533	0.55%	1.71%	0.55%	57.05%
Year Ended December 31, 2010 (b)	$10.29	0.16	0.12	0.28	(0.17)	(0.02)	(0.19)	–	$10.38	2.68%	$5,565,250	0.57%	1.56%	0.57%	43.59%
Year Ended December 31, 2009 (b)	$9.80	0.24	0.48	0.72	(0.20)	(0.03)	(0.23)	–	$10.29	7.39%	$573,625	0.59%	2.25%	0.59%	101.24%

Class II Shares
Year Ended December 31, 2013 (b)	$10.53	0.12	(0.11)	0.01	(0.11)	(0.01)	(0.12)	–	$10.42	0.11%	$120,240,147	0.79%	1.12%	0.79%	40.88%
Year Ended December 31, 2012 (b)	$10.31	0.15	0.21	0.36	(0.14)	–	(0.14)	–	$10.53	3.52%	$99,432,317	0.80%	1.40%	0.80%	42.18%
Year Ended December 31, 2011 (b)	$10.34	0.15	(0.02)	0.13	(0.16)	–	(0.16)	–	$10.31	1.30%	$91,686,274	0.80%	1.46%	0.80%	57.05%
Year Ended December 31, 2010 (b)	$10.25	0.14	0.11	0.25	(0.14)	(0.02)	(0.16)	–	$10.34	2.42%	$100,026,945	0.82%	1.33%	0.82%	43.59%
Year Ended December 31, 2009 (b)	$9.77	0.21	0.48	0.69	(0.18)	(0.03)	(0.21)	–	$10.25	7.11%	$106,513,719	0.84%	1.95%	0.84%	101.24%

Class Y Shares
Year Ended December 31, 2013 (b)	$10.56	0.16	(0.11)	0.05	(0.15)	(0.01)	(0.16)	–	$10.45	0.46%	$2,010,956,352	0.39%	1.51%	0.39%	40.88%
Year Ended December 31, 2012 (b)	$10.33	0.19	0.22	0.41	(0.18)	–	(0.18)	–	$10.56	4.02%	$1,342,110,761	0.40%	1.78%	0.40%	42.18%
Year Ended December 31, 2011 (b)	$10.36	0.19	(0.01)	0.18	(0.21)	–	(0.21)	–	$10.33	1.70%	$991,530,300	0.40%	1.87%	0.40%	57.05%
Year Ended December 31, 2010 (b)	$10.28	0.18	0.10	0.28	(0.18)	(0.02)	(0.20)	–	$10.36	2.73%	$637,718,772	0.42%	1.72%	0.42%	43.59%
Year Ended December 31, 2009 (b)	$9.79	0.26	0.47	0.73	(0.21)	(0.03)	(0.24)	–	$10.28	7.53%	$253,825,296	0.45%	2.46%	0.45%	101.24%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company and other series of the Trust that operate as fund-of-funds, such as the NVIT Cardinal Funds and the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

24

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. All debt obligations involve some risk of default with respect to interest and/or principal payments.

25

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$114,471,873	$—	$114,471,873
Collateralized Mortgage Obligations	—	174,770,734	—	174,770,734
Commercial Mortgage Backed Securities	—	161,209,680	—	161,209,680
Corporate Bonds	—	1,333,534,001	—	1,333,534,001
Municipal Bonds	—	16,002,480	—	16,002,480
Mutual Fund	32,029,814	—	—	32,029,814
Repurchase Agreements	—	11,089,148	—	11,089,148
U.S. Government Mortgage Backed Agencies	—	7,122,748	—	7,122,748
U.S. Government Sponsored & Agency Obligations	—	185,511,302	—	185,511,302
U.S. Treasury Notes	—	81,969,530	—	81,969,530
Yankee Dollars	—	43,688,546	—	43,688,546
Total	$32,029,814	$2,129,370,042	$—	$2,161,399,856

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $22,494 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4.

(c)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(d)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of

26

Notes to Financial Statements (Continued)

December 31, 2013

the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Funds’ Securities Lending Agreement was not subject to a enforceable netting arrangement.

(e)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% - 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

27

Notes to Financial Statements (Continued)

December 31, 2013

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% - 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Funds’ (Repurchase Agreement was / Repurchase Agreements were) not subject to a enforceable netting arrangement.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to paydown gains and losses, distributions redesignation, and reclassification of consent fees. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized losses from investment transactions
$(1)	$2,694,617	$(2,694,616)
(h)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

28

Notes to Financial Statements (Continued)

December 31, 2013

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Prior to May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
All assets	0.35%

Effective May 1, 2013, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.35%
$1 billion and up to $1.5 billion	0.34%
$1.5 billion and more	0.33%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a

29

Notes to Financial Statements (Continued)

December 31, 2013

percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $552,053 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $6,906.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the year ended December 31, 2013, NFS earned $205,446 in administrative services fees from the Fund.

4.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

30

Notes to Financial Statements (Continued)

December 31, 2013

5.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $1,461,962,348 and sales of $748,924,734 (excluding short-term securities).

For the year ended December 31, 2013, the Fund had purchases of $134,820,179 and sales of $177,852,646 of U.S. Government securities.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$31,510,434	$—	$31,510,434	$—	$31,510,434

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$24,778,253	$—	$24,778,253	$—	$24,778,253

Amounts designated as “—” are zero or have been rounded to zero.

31

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$2,544,306	$—	$2,544,306	$(8,738,065)	$6,485,836	$292,077

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

As of December 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$2,154,914,020	$17,383,823	$(10,897,987)	$6,485,836

As of December 31, 2013, for federal income tax purposes, the Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions.

The following table represents capital loss carryforwards that are subject to the Regulated Investment Company Modernization Act of 2010. These losses will retain the character reflected.

Loss Carryforward Character
Short Term	Long Term
$8,738,065	$—

Amount designated as “—” is zero or has been rounded to zero.

9.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Short Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Short Term Bond Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

33

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

34

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

35

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400,

King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

37

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

38

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

39

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

40

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

41

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

42

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

43

Annual Report

December 31, 2013

NVIT Small Cap Index Fund

AR-SCX 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the

12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben

Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period. Long-

term Treasury yields rose meaningfully during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	NVIT Small Cap Index Fund

For the annual period ended December 31, 2013, the NVIT Small Cap Index Fund (Class Y) returned 38.75% versus 38.82% for its benchmark, the Russell 2000® Index. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of Small-Cap Core Funds (consisting of 137 funds as of December 31, 2013) was 38.19% for the same time period.

U.S. small-cap stocks, as represented by the Russell 2000 Index, gained 38.82% for the year as the Federal Reserve continued its stimulus measures and corporate profits benefited from the slow but positive growth environment.

U.S. equity markets began 2013 with a powerful relief rally after the United States averted the worst of its potential fiscal crisis with a last-minute tax deal. The rally softened in February, however, as economic momentum slowed. Later in the first quarter, a stalemate presidential election in Italy and a severe banking crisis in Cyprus reminded investors that political and financial instability in Europe continued to pose risks. The ascent of equities persevered as increased global liquidity kept interest rates low and investors turned to riskier asset classes in search of yield.

As the year progressed, the direction of stock markets became increasingly dominated by speculation around the future of monetary policy. Sluggish U.S. growth, ironically, was often conducive to positive stock market performance as weak economic data reinforced investors’ expectations that the U.S. Federal Reserve would maintain its accommodative stance. In addition, the modest pace of economic growth boded well for corporate profit margins as the U.S. recovery was strong enough to support revenues while nearly stagnant wage growth kept costs low.

After peaking in late May, stock markets recoiled when Fed Chairman Ben Bernanke mentioned the possibility of gradually reducing (or “tapering”) monetary stimulus before the end of 2013. Volatility picked up considerably as many investors misinterpreted the Fed’s remarks as signaling the end of low short-term interest rates. Equities staged a swift midsummer rebound, however, when the Fed’s tone turned more dovish. Later in the third quarter, mixed economic data drove high volatility as the numbers made investors increasingly anxious about when and how much the Fed would scale back on its monthly asset purchase program. Also concerning was the escalation of the revolution in Egypt and the civil war in Syria, events that fueled higher oil prices, an additional headwind for global growth.

September brought another sharp rally as the Fed defied market expectations with its decision to delay tapering its asset purchases. On the geopolitical front, the turmoil in Egypt and Syria subsided and the re-election of Angela Merkel as chancellor of Germany was welcomed as a continuation of the status quo. The equity market advance was interrupted again in late September when the U.S. teetered on breaching the national debt ceiling and political brinksmanship led to a partial government shutdown. The rally quickly resumed in mid-October when politicians engineered a compromise to reopen the government and extend the debt ceiling until early 2014.

As economic indicators improved later in the fall, investors grappled with rising uncertainty around the timing of the anticipated Fed taper. This anxiety was ultimately relieved when the central bank announced the commencement of tapering in mid-December. Investors reacted positively to this policy move as it signaled the Fed’s perception of real improvement in U.S. growth. Sentiment also was buoyed by the extension of the Fed’s expected time horizon for maintaining low short-term interest rates.

The Fund underperformed the index for the year ended December 31, 2013, by 0.07%. From a sector perspective, consumer-driven areas were strong performers in 2013. Health care also provided strong gains for the year. Even the sectors at the bottom of the index posted large returns, including materials and utilities.

5

Fund Commentary (con’t.)	NVIT Small Cap Index Fund

Subadviser:

BlackRock Investment Management, LLC

Portfolio Managers:

Christopher Bliss, CFA, CPA; Edward Corallo; and Greg Savage, CFA

The Fund seeks to match the performance of an index. Correlation between Fund performance and index performance may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The Fund is subject to the risks of investing in equity securities, including stocks of smaller companies. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	NVIT Small Cap Index Fund

Objective

The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.

Asset Allocation†

Common Stocks	96.7%
Repurchase Agreements	11.8%
Mutual Funds	3.1%
Right††	0.0%
Warrant	0.0%
Liabilities in excess of other assets†††	(11.6%)
100.0%

Top Industries††††

Commercial Banks	6.3%
Real Estate Investment Trusts (REITs)	6.1%
Software	3.6%
Biotechnology	3.6%
Oil, Gas & Consumable Fuels	3.2%
Health Care Equipment & Supplies	3.1%
Specialty Retail	2.9%
Machinery	2.9%
Semiconductors & Semiconductor Equipment	2.8%
Internet Software & Services	2.7%
Other Industries*	62.8%
100.0%

Top Holdings††††

Fidelity Institutional Money Market Fund — Institutional Class	2.8%
CoStar Group, Inc.	0.3%
athenahealth, Inc.	0.3%
Acuity Brands, Inc.	0.3%
Middleby Corp. (The)	0.2%
Isis Pharmaceuticals, Inc.	0.2%
Ultimate Software Group, Inc. (The)	0.2%
PTC, Inc.	0.2%
Align Technology, Inc.	0.2%
Brunswick Corp.	0.2%
Other Holdings *	95.1%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

7

Fund Performance	NVIT Small Cap Index Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	5 Yr.	Inception
Class II2	–	–	26.80%
Class Y	38.75%	20.02%	6.69%	[3]

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of May 1, 2013. Not Annualized.

[3]	Since inception date of April 12, 2007.

Expense Ratios

	Gross Expense Ratio*	Net Expense Ratio*
Class II	0.73%	0.66%
Class Y	0.33%	0.33%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. The difference between gross and net operating expenses reflects contractual waivers in place through April 30, 2014. Please see the Fund’s most recent prospectus for details.

8

Fund Performance (con’t.)	NVIT Small Cap Index Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class Y shares of the NVIT Small Cap Index Fund since inception through 12/31/13 versus performance of the Russell 2000® Index and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definition page at the back of this book.

9

Shareholder Expense Example	NVIT Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

NVIT Small Cap Index Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class II Shares	Actual	[a]	1,000.00	1,196.40	3.16	0.57
	Hypothetical	[a,b]	1,000.00	1,022.33	2.91	0.57
Class Y Shares	Actual	[a]	1,000.00	1,198.20	1.39	0.25
	Hypothetical	[a,b]	1,000.00	1,023.95	1.28	0.25

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

10

Statement of Investments

December 31, 2013

NVIT Small Cap Index Fund

Common Stocks 96.7%

	Shares	Market Value

Aerospace & Defense 1.7%
AAR Corp.	12,160	$340,602
Aerovironment, Inc.*	5,665	165,021
American Science & Engineering, Inc.	2,496	179,487
API Technologies Corp.*	10,177	34,704
Astronics Corp.*	4,613	235,263
Cubic Corp.	6,075	319,909
Curtiss-Wright Corp.	14,330	891,756
DigitalGlobe, Inc.*	22,795	938,014
Ducommun, Inc.*	3,235	96,435
Engility Holdings, Inc.*	5,248	175,283
Erickson Air-Crane, Inc.* (a)	1,116	23,202
Esterline Technologies Corp.*	9,573	976,063
GenCorp, Inc.* (a)	18,525	333,821
HEICO Corp.	20,302	1,176,501
Innovative Solutions & Support, Inc.*	3,928	28,635
KEYW Holding Corp. (The)* (a)	9,741	130,919
Kratos Defense & Security Solutions, Inc.*	13,449	103,288
LMI Aerospace, Inc.* (a)	3,156	46,519
Moog, Inc., Class A*	13,869	942,260
National Presto Industries, Inc.* (a)	1,464	117,852
Orbital Sciences Corp.*	18,363	427,858
Sparton Corp.*	3,143	87,847
Taser International, Inc.*	15,679	248,983
Teledyne Technologies, Inc.*	11,437	1,050,603

		9,070,825

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	15,881	128,477
Atlas Air Worldwide Holdings, Inc.*	7,904	325,250
Echo Global Logistics, Inc.*	5,412	116,250
Forward Air Corp.	9,237	405,597
Hub Group, Inc., Class A*	11,316	451,282
Pacer International, Inc.*	10,597	87,531
Park-Ohio Holdings Corp.*	2,634	138,022
UTi Worldwide, Inc.	27,773	487,694
XPO Logistics, Inc.* (a)	8,960	235,558

		2,375,661

Airlines 0.5%
Allegiant Travel Co.	4,588	483,759
Hawaiian Holdings, Inc.* (a)	15,903	153,146
JetBlue Airways Corp.*	71,170	608,503
Republic Airways Holdings, Inc.*	14,957	159,890
SkyWest, Inc.	15,843	234,952
Spirit Airlines, Inc.*	18,452	837,905

		2,478,155

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	20,572	420,697
Cooper Tire & Rubber Co.	19,386	466,040
Dana Holding Corp.	44,935	881,625
Dorman Products, Inc.*	7,719	432,804

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Drew Industries, Inc.	7,010	$358,912
Federal-Mogul Corp.*	6,058	119,221
Fox Factory Holding Corp.*	3,018	53,177
Fuel Systems Solutions, Inc.*	4,245	58,878
Gentherm, Inc.*	10,191	273,221
Modine Manufacturing Co.*	14,460	185,377
Remy International, Inc.	4,298	100,229
Shiloh Industries, Inc.*	1,904	37,128
Spartan Motors, Inc.	10,585	70,920
Standard Motor Products, Inc.	6,055	222,824
Stoneridge, Inc.*	8,703	110,963
Superior Industries International, Inc.	7,119	146,865
Tenneco, Inc.*	18,615	1,053,051
Tower International, Inc.*	1,868	39,975

		5,031,907

Automobiles 0.0%†
Winnebago Industries, Inc.*	8,566	235,137

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A* (a)	2,523	610,036
Coca-Cola Bottling Co. Consolidated	1,429	104,589
Craft Brew Alliance, Inc.*	3,250	53,365
National Beverage Corp.*	3,462	69,794

		837,784

Biotechnology 4.0%
ACADIA Pharmaceuticals, Inc.* (a)	21,443	535,861
Acceleron Pharma, Inc.*	1,938	76,745
Achillion Pharmaceuticals, Inc.* (a)	29,404	97,621
Acorda Therapeutics, Inc.*	12,410	362,372
Aegerion Pharmaceuticals, Inc.*	8,817	625,654
Agios Pharmaceuticals, Inc.* (a)	2,055	49,217
Alnylam Pharmaceuticals, Inc.*	17,783	1,143,980
AMAG Pharmaceuticals, Inc.*	6,614	160,522
Amicus Therapeutics, Inc.* (a)	9,499	22,323
Anacor Pharmaceuticals, Inc.* (a)	7,758	130,179
Arena Pharmaceuticals, Inc.* (a)	66,650	389,902
Arqule, Inc.*	18,734	40,278
Array BioPharma, Inc.*	37,735	189,052
AVEO Pharmaceuticals, Inc.* (a)	15,381	28,301
BIND Therapeutics, Inc.*	1,574	23,752
Biotime, Inc.* (a)	11,325	40,770
Bluebird Bio, Inc.* (a)	2,033	42,652
Cell Therapeutics, Inc.* (a)	39,528	75,894
Celldex Therapeutics, Inc.*	27,266	660,110
Cellular Dynamics International, Inc.* (a)	1,112	18,359
Cepheid, Inc.* (a)	20,535	959,395
Chelsea Therapeutics International Ltd.* (a)	23,876	105,771
ChemoCentryx, Inc.* (a)	7,595	43,975
Chimerix, Inc.*	2,590	39,135
Clovis Oncology, Inc.*	5,482	330,400
Conatus Pharmaceuticals, Inc.* (a)	1,713	11,049

11

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Coronado Biosciences, Inc.* (a)	8,058	$21,193
Curis, Inc.*	26,064	73,500
Cytokinetics, Inc.* (a)	8,267	53,735
Cytori Therapeutics, Inc.* (a)	19,257	49,490
Dendreon Corp.* (a)	48,257	144,288
Durata Therapeutics, Inc.* (a)	4,009	51,275
Dyax Corp.*	37,005	278,648
Dynavax Technologies Corp.* (a)	80,142	157,078
Emergent Biosolutions, Inc.*	8,402	193,162
Enanta Pharmaceuticals, Inc.*	1,142	31,154
Enzon Pharmaceuticals, Inc.	11,802	13,690
Epizyme, Inc.* (a)	1,818	37,814
Esperion Therapeutics, Inc.*	1,424	19,566
Exact Sciences Corp.*	21,555	251,978
Exelixis, Inc.* (a)	56,258	344,862
Fibrocell Science, Inc.*	6,641	26,962
Five Prime Therapeutics, Inc.*	1,673	28,090
Foundation Medicine, Inc.* (a)	2,084	49,641
Galena Biopharma, Inc.*	31,173	154,618
Genomic Health, Inc.*	5,119	149,833
Geron Corp.*	40,122	190,178
GTx, Inc.* (a)	8,193	13,518
Halozyme Therapeutics, Inc.* (a)	27,190	407,578
Harvard Apparatus Regenerative Technology, Inc.*	1,976	9,386
Hyperion Therapeutics, Inc.*	2,603	52,633
Idenix Pharmaceuticals, Inc.* (a)	30,556	182,725
ImmunoGen, Inc.* (a)	25,870	379,513
Immunomedics, Inc.* (a)	22,330	102,718
Infinity Pharmaceuticals, Inc.*	14,630	202,040
Insmed, Inc.*	10,588	180,102
Insys Therapeutics, Inc.*	1,558	60,310
Intercept Pharmaceuticals, Inc.*	2,188	149,397
InterMune, Inc.*	27,342	402,748
Intrexon Corp.* (a)	3,485	82,943
Ironwood Pharmaceuticals, Inc.* (a)	28,482	330,676
Isis Pharmaceuticals, Inc.* (a)	34,367	1,369,181
KaloBios Pharmaceuticals, Inc.*	3,242	14,330
Karyopharm Therapeutics, Inc.*	2,350	53,862
Keryx Biopharmaceuticals, Inc.* (a)	25,007	323,841
KYTHERA Biopharmaceuticals, Inc.* (a)	3,595	133,914
Lexicon Pharmaceuticals, Inc.* (a)	69,648	125,366
Ligand Pharmaceuticals, Inc., Class B* (a)	5,449	286,617
MacroGenics, Inc.*	1,733	47,536
MannKind Corp.* (a)	45,530	237,211
MEI Pharma, Inc.* (a)	3,633	29,100
Merrimack Pharmaceuticals, Inc.* (a)	29,725	158,731
MiMedx Group, Inc.*	27,682	241,941
Momenta Pharmaceuticals, Inc.*	14,411	254,786
Nanosphere, Inc.*	16,960	38,838
Neurocrine Biosciences, Inc.*	20,331	189,892
NewLink Genetics Corp.* (a)	5,209	114,650
Novavax, Inc.* (a)	56,955	291,610

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
NPS Pharmaceuticals, Inc.*	30,701	$932,082
OncoGenex Pharmaceutical, Inc.*	4,619	38,522
OncoMed Pharmaceuticals, Inc.* (a)	1,425	42,066
Onconova Therapeutics, Inc.* (a)	1,751	20,101
Ophthotech Corp.*	2,694	87,151
Opko Health, Inc.* (a)	57,786	487,714
Orexigen Therapeutics, Inc.*	30,945	174,220
Osiris Therapeutics, Inc.*	5,135	82,571
OvaScience, Inc.*	2,829	25,857
PDL BioPharma, Inc. (a)	42,920	362,245
Peregrine Pharmaceuticals, Inc.* (a)	49,043	68,170
Portola Pharmaceuticals, Inc.*	3,366	86,675
Progenics Pharmaceuticals, Inc.*	18,106	96,505
Prothena Corp. PLC*	4,350	115,362
PTC Therapeutics, Inc.* (a)	3,000	50,910
Puma Biotechnology, Inc.*	6,777	701,623
Raptor Pharmaceutical Corp.* (a)	18,238	237,459
Receptos, Inc.*	1,749	50,704
Regulus Therapeutics, Inc.*	3,112	22,998
Repligen Corp.*	9,587	130,767
Rigel Pharmaceuticals, Inc.*	26,936	76,768
Sangamo BioSciences, Inc.* (a)	18,677	259,424
Sarepta Therapeutics, Inc.* (a)	11,486	233,970
SIGA Technologies, Inc.* (a)	11,270	36,853
Spectrum Pharmaceuticals, Inc.* (a)	19,476	172,363
Stemline Therapeutics, Inc.* (a)	2,955	57,918
Sunesis Pharmaceuticals, Inc.* (a)	9,994	47,372
Synageva BioPharma Corp.* (a)	5,886	380,942
Synergy Pharmaceuticals, Inc.* (a)	24,908	140,232
Synta Pharmaceuticals Corp.* (a)	15,214	79,721
Targacept, Inc.*	8,334	34,586
TESARO, Inc.*	4,091	115,530
Tetraphase Pharmaceuticals, Inc.*	4,247	57,419
TG Therapeutics, Inc.* (a)	4,723	18,420
Threshold Pharmaceuticals, Inc.* (a)	14,573	68,056
Vanda Pharmaceuticals, Inc.*	10,222	126,855
Verastem, Inc.* (a)	5,320	60,648
Vical, Inc.* (a)	23,943	28,253
XOMA Corp.* (a)	23,548	158,478
ZIOPHARM Oncology, Inc.* (a)	24,491	106,291

		21,065,518

Building Products 0.8%
AAON, Inc.	8,568	273,748
American Woodmark Corp.*	3,027	119,657
Apogee Enterprises, Inc.	8,800	316,008
Builders FirstSource, Inc.*	13,813	98,625
Gibraltar Industries, Inc.*	9,395	174,653
Griffon Corp.	13,736	181,453
Insteel Industries, Inc.	5,466	124,242
NCI Building Systems, Inc.*	6,357	111,502
Norcraft Cos., Inc.*	2,202	43,203
Nortek, Inc.*	2,747	204,926

12

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Building Products (continued)
Patrick Industries, Inc.*	2,060	$59,596
PGT, Inc.*	10,093	102,141
Ply Gem Holdings, Inc.*	4,814	86,796
Quanex Building Products Corp.	11,350	226,092
Simpson Manufacturing Co., Inc.	12,408	455,746
Trex Co., Inc.*	5,259	418,248
Universal Forest Products, Inc.	6,076	316,803
USG Corp.*	23,466	665,965

		3,979,404

Capital Markets 2.7%
Apollo Investment Corp.	68,905	584,314
Arlington Asset Investment Corp., Class A	4,732	124,877
BGC Partners, Inc., Class A	39,005	236,370
BlackRock Kelso Capital Corp.	22,801	212,733
Calamos Asset Management, Inc., Class A	6,181	73,183
Capital Southwest Corp.	4,143	144,466
Capitala Finance Corp. (a)	1,224	24,358
CIFC Corp.	2,138	16,634
Cohen & Steers, Inc. (a)	5,767	231,026
Cowen Group, Inc., Class A*	29,938	117,058
Diamond Hill Investment Group, Inc.	861	101,891
Evercore Partners, Inc., Class A	9,677	578,491
FBR & Co.*	2,654	70,013
Fidus Investment Corp. (a)	4,210	91,525
Fifth Street Finance Corp.	41,901	387,584
Financial Engines, Inc.	14,967	1,039,907
Firsthand Technology Value Fund, Inc.	2,736	63,392
FXCM, Inc., Class A (a)	11,207	199,933
GAMCO Investors, Inc., Class A	1,843	160,286
Garrison Capital, Inc.	1,861	25,831
GFI Group, Inc.	21,232	83,017
Gladstone Capital Corp.	6,534	62,726
Gladstone Investment Corp.	8,097	65,262
Golub Capital BDC, Inc. (a)	11,322	216,363
Greenhill & Co., Inc. (a)	8,632	500,138
GSV Capital Corp.* (a)	5,970	72,177
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	4,539	63,364
Hercules Technology Growth Capital, Inc. (a)	18,868	309,435
HFF, Inc., Class A*	10,148	272,474
Horizon Technology Finance Corp.	2,599	36,932
ICG Group, Inc.*	11,693	217,841
INTL. FCStone, Inc.*	4,265	79,073
Investment Technology Group, Inc.*	11,394	234,261
Janus Capital Group, Inc.	45,688	565,161
JMP Group, Inc.	4,753	35,172
KCAP Financial, Inc. (a)	8,601	69,410
KCG Holdings, Inc., Class A*	21,751	260,142
Ladenburg Thalmann Financial Services, Inc.*	31,886	99,803
Main Street Capital Corp. (a)	11,965	391,136
Manning & Napier, Inc.	4,158	73,389
Marcus & Millichap, Inc.*	2,000	29,800

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
MCG Capital Corp.	21,773	$95,801
Medallion Financial Corp.	6,475	92,916
Medley Capital Corp. (a)	12,199	168,956
MVC Capital, Inc.	6,926	93,501
New Mountain Finance Corp.	13,717	206,304
NGP Capital Resources Co.	6,556	48,973
Oppenheimer Holdings, Inc., Class A	2,987	74,018
PennantPark Floating Rate Capital Ltd.	4,446	61,044
PennantPark Investment Corp.	20,443	237,139
Piper Jaffray Cos.*	4,938	195,298
Prospect Capital Corp.	85,251	956,516
Pzena Investment Management, Inc., Class A (a)	3,459	40,678
RCS Capital Corp., Class A (a)	491	9,010
Safeguard Scientifics, Inc.*	6,387	128,315
Silvercrest Asset Management Group, Inc., Class A	1,608	27,416
Solar Capital Ltd.	13,810	311,415
Solar Senior Capital Ltd.	3,572	65,082
Stellus Capital Investment Corp. (a)	3,695	55,240
Stifel Financial Corp.*	19,458	932,427
SWS Group, Inc.*	8,937	54,337
TCP Capital Corp.	10,779	180,872
THL Credit, Inc.	10,440	172,156
TICC Capital Corp. (a)	16,184	167,343
Triangle Capital Corp. (a)	8,461	233,947
Virtus Investment Partners, Inc.*	2,067	413,503
Walter Investment Management Corp.*	11,289	399,179
Westwood Holdings Group, Inc.	2,130	131,868
WhiteHorse Finance, Inc. (a)	2,099	31,716
WisdomTree Investments, Inc.*	30,743	544,459

		14,350,377

Chemicals 2.3%
A. Schulman, Inc.	9,004	317,481
Advanced Emissions Solutions, Inc.*	3,283	178,037
American Pacific Corp.*	1,784	66,472
American Vanguard Corp.	8,759	212,756
Arabian American Development Co.*	6,062	76,078
Axiall Corp.	21,359	1,013,271
Balchem Corp.	9,080	532,996
Calgon Carbon Corp.*	16,551	340,454
Chase Corp.	1,963	69,294
Chemtura Corp.*	30,078	839,778
Ferro Corp.*	22,112	283,697
Flotek Industries, Inc.*	14,602	293,062
FutureFuel Corp.	6,654	105,133
GSE Holding, Inc.* (a)	2,612	5,407
H.B. Fuller Co.	15,393	801,052
Hawkins, Inc.	2,863	106,475
Innophos Holdings, Inc.	6,717	326,446
Innospec, Inc.	7,195	332,553
Intrepid Potash, Inc.* (a)	16,745	265,241

13

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
KMG Chemicals, Inc.	2,537	$42,850
Koppers Holdings, Inc.	6,341	290,101
Kraton Performance Polymers, Inc.*	9,946	229,255
Landec Corp.*	7,940	96,233
LSB Industries, Inc.*	5,863	240,500
Marrone Bio Innovations, Inc.*	1,575	28,003
Minerals Technologies, Inc.	10,665	640,646
Olin Corp. (a)	24,575	708,989
OM Group, Inc.*	9,776	355,944
OMNOVA Solutions, Inc.*	14,416	131,330
Penford Corp.*	2,963	38,075
PolyOne Corp.	30,406	1,074,852
Quaker Chemical Corp.	4,021	309,898
Sensient Technologies Corp.	15,317	743,181
Stepan Co.	5,765	378,357
Taminco Corp.*	4,858	98,180
Tredegar Corp.	7,522	216,709
Zep, Inc.	6,931	125,867
Zoltek Cos., Inc.*	8,420	141,035

		12,055,688

Commercial Banks 7.0%
1st Source Corp.	4,653	148,617
1st United Bancorp, Inc.	9,230	70,240
Access National Corp.	2,334	34,893
American National Bankshares, Inc.	2,420	63,525
Ameris Bancorp*	7,333	154,800
Ames National Corp. (a)	2,843	63,655
Arrow Financial Corp.	3,314	88,020
Bancfirst Corp.	2,191	122,827
Banco Latinoamericano de Comercio Exterior SA, Class E (a)	8,973	251,423
Bancorp, Inc. (The)*	10,086	180,640
BancorpSouth, Inc. (a)	29,162	741,298
Bank of Kentucky Financial Corp. (The)	1,906	70,331
Bank of Marin Bancorp (a)	1,755	76,149
Bank of the Ozarks, Inc.	9,538	539,755
Banner Corp.	5,960	267,127
Bar Harbor Bankshares	1,235	49,388
BBCN Bancorp, Inc.	24,210	401,644
BNC Bancorp	5,702	97,732
Boston Private Financial Holdings, Inc.	24,478	308,912
Bridge Bancorp, Inc.	3,368	87,568
Bridge Capital Holdings*	2,961	60,819
Bryn Mawr Bank Corp.	4,166	125,730
C&F Financial Corp.	1,014	46,309
Camden National Corp.	2,384	100,652
Capital Bank Financial Corp., Class A*	7,219	164,232
Capital City Bank Group, Inc.*	3,822	44,985
Cardinal Financial Corp.	9,317	167,706
Cascade Bancorp* (a)	1,916	10,021
Cathay General Bancorp	24,170	646,064
Center Bancorp, Inc.	3,652	68,512

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Centerstate Banks, Inc.	9,302	$94,415
Central Pacific Financial Corp.	6,723	134,998
Century Bancorp, Inc., Class A	1,046	34,779
Chemical Financial Corp.	8,972	284,143
Chemung Financial Corp.	1,087	37,143
Citizens & Northern Corp.	3,884	80,127
City Holding Co.	4,810	222,847
CNB Financial Corp.	4,344	82,536
CoBiz Financial, Inc.	10,896	130,316
Columbia Banking System, Inc.	15,650	430,532
Community Bank System, Inc.	12,276	487,112
Community Trust Bancorp, Inc.	4,335	195,769
CommunityOne Bancorp*	3,266	41,642
ConnectOne Bancorp, Inc.*	529	20,964
CU Bancorp*	2,863	50,045
Customers Bancorp, Inc.*	6,098	124,765
CVB Financial Corp.	28,184	481,101
Eagle Bancorp, Inc.*	6,841	209,540
Enterprise Bancorp, Inc.	2,285	48,373
Enterprise Financial Services Corp.	5,847	119,396
Farmers Capital Bank Corp.*	2,265	49,264
Fidelity Southern Corp.	4,459	74,064
Financial Institutions, Inc.	4,281	105,784
First Bancorp	6,040	100,385
First Bancorp, Inc.	2,953	51,441
First BanCorp, Puerto Rico*	22,113	136,879
First Busey Corp.	22,365	129,717
First Commonwealth Financial Corp.	30,093	265,420
First Community Bancshares, Inc.	5,236	87,441
First Connecticut Bancorp, Inc.	5,282	85,146
First Financial Bancorp	17,819	310,585
First Financial Bankshares, Inc. (a)	9,672	641,447
First Financial Corp.	3,469	126,827
First Financial Holdings, Inc.	7,372	490,312
First Interstate BancSystem, Inc.	5,392	152,971
First Merchants Corp.	10,646	242,303
First Midwest Bancorp, Inc.	23,018	403,506
First NBC Bank Holding Co.*	1,328	42,894
First of Long Island Corp. (The)	2,423	103,874
First Security Group, Inc.*	19,937	45,855
FirstMerit Corp.	50,791	1,129,084
Flushing Financial Corp.	9,402	194,621
FNB Corp.	45,901	579,271
German American Bancorp, Inc.	3,901	111,179
Glacier Bancorp, Inc.	22,078	657,704
Great Southern Bancorp, Inc.	3,215	97,768
Guaranty Bancorp	4,551	63,942
Hampton Roads Bankshares, Inc.*	10,328	18,074
Hancock Holding Co.	26,016	954,267
Hanmi Financial Corp.	9,687	212,048
Heartland Financial USA, Inc.	4,572	131,628
Heritage Commerce Corp.	6,361	52,415
Heritage Financial Corp.	4,707	80,537

14

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Heritage Oaks Bancorp*	6,164	$46,230
Home BancShares, Inc.	13,863	517,783
Home Federal Bancorp, Inc.	4,333	64,562
HomeTrust Bancshares, Inc.*	6,380	102,016
Horizon Bancorp	2,669	67,606
Hudson Valley Holding Corp.	5,051	102,788
IBERIABANK Corp.	9,104	572,186
Independent Bank Corp.	7,228	283,265
Independent Bank Group, Inc.	1,160	57,606
International Bancshares Corp.	16,382	432,321
Intervest Bancshares Corp.*	5,644	42,386
Investors Bancorp, Inc.	15,467	395,646
Lakeland Bancorp, Inc.	10,965	135,637
Lakeland Financial Corp.	5,057	197,223
LCNB Corp.	2,198	39,278
Macatawa Bank Corp.* (a)	7,491	37,455
MainSource Financial Group, Inc.	6,253	112,742
MB Financial, Inc.	16,803	539,208
Mercantile Bank Corp.	2,706	58,395
Merchants Bancshares, Inc.	1,760	58,960
Metro Bancorp, Inc.*	4,395	94,668
MetroCorp Bancshares, Inc.	4,855	73,165
Middleburg Financial Corp.	1,690	30,488
MidSouth Bancorp, Inc.	2,592	46,293
MidWestOne Financial Group, Inc.	2,069	56,277
National Bank Holdings Corp., Class A	13,968	298,915
National Bankshares, Inc. (a)	2,180	80,420
National Penn Bancshares, Inc.	35,953	407,347
NBT Bancorp, Inc.	13,465	348,744
NewBridge Bancorp*	7,705	57,788
Northrim BanCorp, Inc.	1,997	52,401
OFG Bancorp	13,987	242,535
Old National Bancorp	31,107	478,115
OmniAmerican Bancorp, Inc.*	3,544	75,771
Pacific Continental Corp.	5,538	88,276
Pacific Premier Bancorp, Inc.*	5,093	80,164
PacWest Bancorp (a)	11,622	490,681
Palmetto Bancshares, Inc.*	1,400	18,144
Park National Corp. (a)	3,542	301,318
Park Sterling Corp.	13,734	98,061
Peapack Gladstone Financial Corp.	2,815	53,767
Penns Woods Bancorp, Inc.	1,451	74,001
Peoples Bancorp, Inc.	3,381	76,106
Pinnacle Financial Partners, Inc.	10,742	349,437
Preferred Bank, Los Angeles*	3,591	72,000
PrivateBancorp, Inc.	19,880	575,128
Prosperity Bancshares, Inc.	18,465	1,170,496
Renasant Corp.	9,385	295,252
Republic Bancorp, Inc., Class A	3,033	74,430
S&T Bancorp, Inc.	9,112	230,625
Sandy Spring Bancorp, Inc.	7,638	215,315
Seacoast Banking Corp. of Florida*	5,521	67,356
Sierra Bancorp	3,771	60,675

Common Stocks (continued)

	Shares	Market Value

Commercial Banks (continued)
Simmons First National Corp., Class A	5,081	$188,759
Southside Bancshares, Inc.	5,510	150,643
Southwest Bancorp, Inc.*	6,106	97,208
State Bank Financial Corp.	9,817	178,571
StellarOne Corp.	6,987	168,177
Sterling Financial Corp.	10,413	354,875
Suffolk Bancorp*	3,500	72,800
Sun Bancorp, Inc.*	12,420	43,718
Susquehanna Bancshares, Inc.	57,149	733,793
SY Bancorp, Inc.	4,311	137,607
Taylor Capital Group, Inc.*	5,341	141,964
Texas Capital Bancshares, Inc.*	12,494	777,127
Tompkins Financial Corp.	4,450	228,686
TowneBank (a)	8,124	125,028
TriCo Bancshares	4,906	139,183
Tristate Capital Holdings, Inc.*	2,067	24,515
Trustmark Corp.	20,618	553,387
UMB Financial Corp.	10,935	702,902
Umpqua Holdings Corp. (a)	34,313	656,751
Union First Market Bankshares Corp. (a)	6,227	154,492
United Bankshares, Inc. (a)	10,672	335,634
United Community Banks, Inc.*	13,216	234,584
Univest Corp. of Pennsylvania	5,139	106,275
VantageSouth Bancshares, Inc.*	3,700	19,499
ViewPoint Financial Group, Inc.	12,229	335,686
Virginia Commerce Bancorp, Inc.*	8,307	141,136
Washington Banking Co.	4,767	84,519
Washington Trust Bancorp, Inc.	4,467	166,262
Webster Financial Corp.	27,639	861,784
WesBanco, Inc.	7,966	254,912
West Bancorporation, Inc.	4,476	70,810
Westamerica Bancorporation (a)	8,285	467,771
Western Alliance Bancorp*	22,691	541,407
Wilshire Bancorp, Inc.	20,677	226,000
Wintrust Financial Corp.	11,353	523,600
Yadkin Financial Corp.*	4,416	75,249

		37,165,536

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	16,722	478,082
ACCO Brands Corp.*	34,733	233,406
Acorn Energy, Inc. (a)	6,703	27,281
ARC Document Solutions, Inc.*	11,473	94,308
Brink’s Co. (The)	14,675	501,004
Casella Waste Systems, Inc., Class A*	11,796	68,417
CECO Environmental Corp.	5,368	86,800
Cenveo, Inc.*	16,595	57,087
CompX International, Inc.	427	6,012
Consolidated Graphics, Inc.*	2,210	149,042
Costa, Inc.*	2,875	62,474
Courier Corp.	3,509	63,478
Deluxe Corp.	15,568	812,494
EnerNOC, Inc.*	8,036	138,300

15

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
Ennis, Inc.	8,022	$141,989
G&K Services, Inc., Class A	5,982	372,260
Healthcare Services Group, Inc.	20,943	594,153
Heritage-Crystal Clean, Inc.*	2,691	55,139
Herman Miller, Inc.	17,946	529,766
HNI Corp.	13,918	540,436
InnerWorkings, Inc.* (a)	13,540	105,477
Interface, Inc.	18,164	398,881
Intersections, Inc.	2,935	22,864
Kimball International, Inc., Class B	9,922	149,128
Knoll, Inc.	14,769	270,420
McGrath RentCorp	7,712	306,938
Mine Safety Appliances Co.	8,669	443,939
Mobile Mini, Inc.*	11,737	483,330
Multi-Color Corp.	3,747	141,412
NL Industries, Inc.	2,200	24,596
Performant Financial Corp.*	6,947	71,554
Quad/Graphics, Inc. (a)	7,605	207,084
Schawk, Inc.	4,123	61,309
SP Plus Corp.*	4,695	122,258
Steelcase, Inc., Class A	25,817	409,458
Swisher Hygiene, Inc.* (a)	35,799	18,404
Team, Inc.*	6,300	266,742
Tetra Tech, Inc.*	19,877	556,158
TRC Cos., Inc.*	5,028	35,900
UniFirst Corp.	4,478	479,146
United Stationers, Inc.	12,407	569,357
US Ecology, Inc.	6,562	244,041
Viad Corp.	6,217	172,708
West Corp.	6,540	168,143

		10,741,175

Communications Equipment 1.7%
ADTRAN, Inc.	18,139	489,934
Alliance Fiber Optic Products, Inc. (a)	3,560	53,578
Anaren, Inc.*	3,583	100,288
Applied Optoelectronics, Inc.*	1,214	18,222
ARRIS Group, Inc.*	35,653	868,685
Aruba Networks, Inc.*	34,874	624,245
Aviat Networks, Inc.*	18,874	42,655
Bel Fuse, Inc., Class B	3,057	65,145
Black Box Corp.	4,921	146,646
CalAmp Corp.*	10,696	299,167
Calix, Inc.*	12,256	118,148
Ciena Corp.* (a)	31,066	743,409
Comtech Telecommunications Corp.	5,148	162,265
Digi International, Inc.*	7,928	96,087
Emulex Corp.*	24,644	176,451
Extreme Networks, Inc.*	28,487	199,409
Finisar Corp.*	28,589	683,849
Harmonic, Inc.*	31,085	229,407
Infinera Corp.* (a)	35,467	346,867
InterDigital, Inc.	12,599	371,545

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Ixia*	17,287	$230,090
KVH Industries, Inc.*	4,767	62,114
NETGEAR, Inc.*	11,790	388,363
Numerex Corp., Class A*	4,280	55,426
Oplink Communications, Inc.*	5,800	107,880
ParkerVision, Inc.* (a)	27,019	122,937
PC-Tel, Inc.	5,593	53,525
Plantronics, Inc.	13,244	615,184
Procera Networks, Inc.* (a)	6,315	94,851
Ruckus Wireless, Inc.*	14,118	200,476
ShoreTel, Inc.*	18,021	167,235
Sonus Networks, Inc.*	66,068	208,114
TESSCO Technologies, Inc.	1,685	67,939
Ubiquiti Networks, Inc.* (a)	3,842	176,578
ViaSat, Inc.*	12,106	758,441
Westell Technologies, Inc., Class A*	13,597	55,068

		9,200,223

Computers & Peripherals 0.5%
Avid Technology, Inc.*	9,326	76,007
Cray, Inc.* (a)	12,132	333,145
Datalink Corp.*	5,905	64,365
Electronics For Imaging, Inc.*	14,202	550,043
Fusion-io, Inc.* (a)	24,943	222,242
Hutchinson Technology, Inc.*	6,829	21,853
Imation Corp.*	10,270	48,064
Immersion Corp.*	8,497	88,199
QLogic Corp.*	27,275	322,663
Quantum Corp.*	65,766	78,919
Silicon Graphics International Corp.*	10,357	138,887
Super Micro Computer, Inc.*	9,742	167,173
Synaptics, Inc.*	9,941	515,043
Violin Memory, Inc.* (a)	5,575	22,077

		2,648,680

Construction & Engineering 0.8%
Aegion Corp.*	11,981	262,264
Ameresco, Inc., Class A*	5,905	57,042
Argan, Inc.	4,266	117,571
Comfort Systems USA, Inc.	11,397	220,988
Dycom Industries, Inc.*	10,125	281,374
EMCOR Group, Inc.	20,540	871,718
Furmanite Corp.*	11,440	121,493
Granite Construction, Inc.	11,883	415,667
Great Lakes Dredge & Dock Corp.*	18,213	167,560
Layne Christensen Co.*	6,015	102,736
MasTec, Inc.* (a)	18,185	595,013
MYR Group, Inc.*	6,427	161,189
Northwest Pipe Co.*	2,875	108,560
Orion Marine Group, Inc.*	8,278	99,584
Pike Corp.*	7,976	84,306
Primoris Services Corp.	10,802	336,266

16

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering (continued)
Sterling Construction Co., Inc.*	5,074	$59,518
Tutor Perini Corp.*	11,342	298,295

		4,361,144

Construction Materials 0.2%
Headwaters, Inc.*	22,386	219,159
Texas Industries, Inc.*	6,659	458,006
United States Lime & Minerals, Inc.*	580	35,479
US Concrete, Inc.*	4,307	97,467

		810,111

Consumer Finance 0.7%
Cash America International, Inc. (a)	8,740	334,742
Consumer Portfolio Services, Inc.*	5,525	51,880
Credit Acceptance Corp.*	2,172	282,338
DFC Global Corp.*	12,329	141,167
Encore Capital Group, Inc.*	7,660	384,992
EZCORP, Inc., Class A*	15,583	182,165
First Cash Financial Services, Inc.*	8,942	552,973
First Marblehead Corp. (The)* (a)	2,900	21,431
Green Dot Corp., Class A* (a)	7,877	198,107
Imperial Holdings, Inc.*	5,176	33,851
JGWPT Holdings, Inc., Class A* (a)	2,949	51,283
Nelnet, Inc., Class A	7,016	295,654
Nicholas Financial, Inc.	3,180	50,053
Portfolio Recovery Associates, Inc.*	15,530	820,605
Regional Management Corp.*	1,645	55,815
Springleaf Holdings, Inc.*	7,378	186,516
World Acceptance Corp.* (a)	2,653	232,217

		3,875,789

Containers & Packaging 0.2%
AEP Industries, Inc.*	1,344	71,004
Berry Plastics Group, Inc.*	16,950	403,240
Graphic Packaging Holding Co.*	60,066	576,634
Myers Industries, Inc.	8,632	182,308
UFP Technologies, Inc.*	1,701	42,899

		1,276,085

Distributors 0.2%
Core-Mark Holding Co., Inc.	3,494	265,299
Pool Corp.	14,251	828,553
Stock Building Supply Holdings, Inc.*	2,432	44,311
VOXX International Corp.*	5,678	94,823
Weyco Group, Inc. (a)	2,023	59,537

		1,292,523

Diversified Consumer Services 1.2%
American Public Education, Inc.*	5,385	234,086
Ascent Capital Group, Inc., Class A*	4,319	369,534
Bridgepoint Education, Inc.* (a)	5,424	96,059
Bright Horizons Family Solutions, Inc.*	3,616	132,852
Capella Education Co.	3,366	223,637

Common Stocks (continued)

	Shares	Market Value

Diversified Consumer Services (continued)
Career Education Corp.*	16,898	$96,319
Carriage Services, Inc.	4,852	94,760
Corinthian Colleges, Inc.* (a)	24,021	42,757
Education Management Corp.* (a)	7,470	75,372
Grand Canyon Education, Inc.*	13,894	605,778
Hillenbrand, Inc.	16,829	495,109
Houghton Mifflin Harcourt Co.*	6,331	107,374
ITT Educational Services, Inc.* (a)	7,149	240,063
JTH Holding, Inc., Class A* (a)	1,415	34,384
K12, Inc.*	8,298	180,482
LifeLock, Inc.*	18,567	304,684
Lincoln Educational Services Corp.	7,372	36,713
Mac-Gray Corp.	3,670	77,914
Matthews International Corp., Class A	8,449	360,012
Outerwall, Inc.* (a)	8,605	578,858
Regis Corp.	14,531	210,845
Sotheby’s	20,896	1,111,667
Steiner Leisure Ltd.*	4,489	220,814
Strayer Education, Inc.* (a)	3,297	113,648
Universal Technical Institute, Inc.	6,508	90,526

		6,134,247

Diversified Financial Services 0.3%
California First National Bancorp	792	11,959
Gain Capital Holdings, Inc.	3,322	24,948
MarketAxess Holdings, Inc.	11,481	767,735
Marlin Business Services Corp.	2,515	63,378
NewStar Financial, Inc.*	8,063	143,280
PHH Corp.*	17,473	425,468
PICO Holdings, Inc.*	6,948	160,568
Resource America, Inc., Class A	3,723	34,847

		1,632,183

Diversified Telecommunication Services 0.6%
8x8, Inc.*	26,698	271,252
Atlantic Tele-Network, Inc.	2,825	159,810
Cbeyond, Inc.*	8,183	56,463
Cincinnati Bell, Inc.*	63,726	226,865
Cogent Communications Group, Inc.	14,450	583,924
Consolidated Communications Holdings, Inc.	12,313	241,704
FairPoint Communications, Inc.* (a)	6,414	72,542
General Communication, Inc., Class A*	9,569	106,694
Hawaiian Telcom Holdco, Inc.* (a)	3,078	90,401
HickoryTech Corp.	4,134	53,039
IDT Corp., Class B	4,754	84,954
inContact, Inc.*	16,346	127,662
Inteliquent, Inc.	9,965	113,800
Iridium Communications, Inc.* (a)	19,604	122,721
Lumos Networks Corp.	4,771	100,191
magicJack VocalTec Ltd.* (a)	5,654	67,396
ORBCOMM, Inc.*	11,176	70,856
Premiere Global Services, Inc.*	14,736	170,790
Straight Path Communications, Inc., Class B*	2,435	19,943

17

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services (continued)
Towerstream Corp.* (a)	20,347	$60,227
Vonage Holdings Corp.*	47,196	157,163

		2,958,397

Electric Utilities 1.3%
ALLETE, Inc.	12,224	609,733
Cleco Corp.	18,504	862,656
El Paso Electric Co.	12,309	432,169
Empire District Electric Co. (The)	13,096	297,148
IDACORP, Inc. (a)	15,375	797,040
MGE Energy, Inc.	7,074	409,585
NRG Yield, Inc., Class A	6,862	274,549
Otter Tail Corp.	11,111	325,219
PNM Resources, Inc.	24,370	587,804
Portland General Electric Co.	23,170	699,734
UIL Holdings Corp.	17,277	669,484
Unitil Corp.	4,218	128,607
UNS Energy Corp.	12,690	759,497

		6,853,225

Electrical Equipment 1.5%
Acuity Brands, Inc.	13,111	1,433,295
American Superconductor Corp.* (a)	15,113	24,785
AZZ, Inc.	7,794	380,815
Brady Corp., Class A	14,139	437,319
Capstone Turbine Corp.* (a)	92,939	119,891
Coleman Cable, Inc.	2,789	73,128
Encore Wire Corp.	6,323	342,707
EnerSys, Inc.	14,726	1,032,145
Enphase Energy, Inc.* (a)	4,847	30,730
Franklin Electric Co., Inc.	14,512	647,816
FuelCell Energy, Inc.* (a)	48,606	68,534
Generac Holdings, Inc.	15,772	893,326
General Cable Corp.	15,222	447,679
Global Power Equipment Group, Inc.	5,150	100,785
GrafTech International Ltd.* (a)	35,776	401,764
II-VI, Inc.*	15,623	274,965
LSI Industries, Inc.	6,551	56,797
Polypore International, Inc.* (a)	14,274	555,259
Powell Industries, Inc.	2,825	189,247
Power Solutions International, Inc.*	663	49,791
PowerSecure International, Inc.*	6,618	113,631
Preformed Line Products Co.	791	57,870
Revolution Lighting Technologies, Inc.* (a)	8,890	30,448
Thermon Group Holdings, Inc.*	8,269	225,992
Vicor Corp.*	5,387	72,294

		8,061,013

Electronic Equipment, Instruments & Components 2.6%
Aeroflex Holding Corp.*	6,085	39,552
Agilysys, Inc.*	4,394	61,164
Anixter International, Inc.	8,289	744,684
Audience, Inc.*	2,882	33,546

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.	4,398	$239,691
Belden, Inc.	13,473	949,173
Benchmark Electronics, Inc.*	16,625	383,705
Checkpoint Systems, Inc.*	12,577	198,339
Cognex Corp.*	26,595	1,015,397
Coherent, Inc.*	7,446	553,908
Control4 Corp.* (a)	1,395	24,691
CTS Corp.	10,231	203,699
Daktronics, Inc.	11,212	175,804
DTS, Inc.*	5,586	133,952
Electro Rent Corp.	5,725	106,027
Electro Scientific Industries, Inc.	7,399	77,394
Fabrinet*	8,677	178,399
FARO Technologies, Inc.*	5,234	305,142
FEI Co.	12,775	1,141,574
GSI Group, Inc.*	9,293	104,453
Insight Enterprises, Inc.*	13,314	302,361
InvenSense, Inc.* (a)	17,372	360,990
Itron, Inc.*	12,093	501,013
KEMET Corp.*	13,609	76,755
Littelfuse, Inc.	6,763	628,486
Maxwell Technologies, Inc.*	8,863	68,866
Measurement Specialties, Inc.*	4,709	285,789
Mercury Systems, Inc.*	9,924	108,668
Mesa Laboratories, Inc.	815	64,043
Methode Electronics, Inc.	11,340	387,715
MTS Systems Corp.	4,836	344,565
Multi-Fineline Electronix, Inc.*	2,678	37,197
Neonode, Inc.* (a)	8,136	51,420
Newport Corp.*	11,961	216,135
OSI Systems, Inc.*	6,097	323,812
Park Electrochemical Corp.	6,348	182,315
PC Connection, Inc.	2,862	71,121
Plexus Corp.*	10,433	451,645
Radisys Corp.*	7,462	17,088
RealD, Inc.*	12,335	105,341
Richardson Electronics Ltd.	3,221	36,591
Rofin-Sinar Technologies, Inc.*	8,637	233,372
Rogers Corp.*	5,221	321,091
Sanmina Corp.*	25,326	422,944
ScanSource, Inc.*	8,529	361,885
SYNNEX Corp.*	8,074	544,188
TTM Technologies, Inc.*	16,199	138,987
Uni-Pixel, Inc.* (a)	3,140	31,431
Universal Display Corp.* (a)	12,308	422,903
Viasystems Group, Inc.*	978	13,379
Vishay Precision Group, Inc.*	3,717	55,346
Zygo Corp.*	5,151	76,132

		13,913,868

Energy Equipment & Services 1.7%
Basic Energy Services, Inc.*	9,154	144,450
Bolt Technology Corp.	2,645	58,217

18

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services (continued)
Bristow Group, Inc.	11,062	$830,314
C&J Energy Services, Inc.*	13,784	318,411
Cal Dive International, Inc.* (a)	30,440	61,184
CARBO Ceramics, Inc. (a)	6,058	705,939
Dawson Geophysical Co.*	2,478	83,806
Era Group, Inc.*	6,191	191,054
Exterran Holdings, Inc.* (a)	17,614	602,399
Forum Energy Technologies, Inc.*	12,039	340,222
Geospace Technologies Corp.* (a)	3,951	374,673
Global Geophysical Services, Inc.*	7,271	11,706
Gulf Island Fabrication, Inc.	4,383	101,773
GulfMark Offshore, Inc., Class A	8,172	385,146
Helix Energy Solutions Group, Inc.*	32,418	751,449
Hercules Offshore, Inc.*	48,826	318,834
Hornbeck Offshore Services, Inc.*	10,951	539,118
ION Geophysical Corp.*	41,111	135,666
Key Energy Services, Inc.*	46,624	368,330
Matrix Service Co.*	7,954	194,634
Mitcham Industries, Inc.*	3,977	70,433
Natural Gas Services Group, Inc.*	3,764	103,774
Newpark Resources, Inc.*	26,375	324,149
Nuverra Environmental Solutions, Inc.* (a)	4,316	72,466
Parker Drilling Co.*	36,479	296,574
PHI, Inc., Non-Voting Shares*	3,853	167,220
Pioneer Energy Services Corp.*	19,036	152,478
RigNet, Inc.*	3,624	173,698
SEACOR Holdings, Inc.*	6,151	560,971
Tesco Corp.*	9,250	182,965
TETRA Technologies, Inc.*	23,968	296,245
TGC Industries, Inc.*	4,880	35,624
Vantage Drilling Co.* (a)	61,238	112,678
Willbros Group, Inc.*	12,198	114,905

		9,181,505

Food & Staples Retailing 1.3%
Andersons, Inc. (The)	5,720	510,052
Arden Group, Inc., Class A	356	45,038
Casey’s General Stores, Inc.	11,723	823,541
Chefs’ Warehouse Inc. (The)*	5,069	147,812
Fairway Group Holdings Corp.* (a)	4,875	88,335
Harris Teeter Supermarkets, Inc.	15,126	746,468
Ingles Markets, Inc., Class A	3,609	97,804
Natural Grocers by Vitamin Cottage, Inc.* (a)	2,718	115,379
Pantry, Inc. (The)*	7,254	121,722
PriceSmart, Inc.	5,775	667,244
Rite Aid Corp.*	223,442	1,130,617
Roundy’s, Inc.	7,827	77,174
Spartan Stores, Inc.	11,212	272,227
SUPERVALU, Inc.*	62,135	452,964
Susser Holdings Corp.* (a)	5,517	361,308
United Natural Foods, Inc.*	15,090	1,137,635
Village Super Market, Inc., Class A	1,947	60,377

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing (continued)
Weis Markets, Inc.	3,388	$178,073

		7,033,770

Food Products 1.6%
Alico, Inc.	895	34,789
Annie’s, Inc.*	4,174	179,649
B&G Foods, Inc.	16,185	548,833
Boulder Brands, Inc.*	18,221	288,985
Calavo Growers, Inc.	3,724	112,688
Cal-Maine Foods, Inc.	4,537	273,264
Chiquita Brands International, Inc.*	14,218	166,351
Darling International, Inc.*	48,375	1,010,070
Diamond Foods, Inc.* (a)	6,810	175,970
Farmer Bros. Co.*	1,798	41,821
Fresh Del Monte Produce, Inc.	11,583	327,799
Griffin Land & Nurseries, Inc.	760	25,369
Hain Celestial Group, Inc. (The)*	11,752	1,066,847
Inventure Foods, Inc.*	4,297	56,978
J&J Snack Foods Corp.	4,572	405,033
John B. Sanfilippo & Son, Inc.	2,486	61,354
Lancaster Colony Corp.	5,666	499,458
Lifeway Foods, Inc. (a)	1,435	22,931
Limoneira Co.	3,088	82,110
Omega Protein Corp.*	6,100	74,969
Pilgrim’s Pride Corp.*	18,559	301,584
Post Holdings, Inc.*	9,995	492,454
Sanderson Farms, Inc.	7,041	509,276
Seaboard Corp.*	89	248,752
Seneca Foods Corp., Class A*	2,502	79,789
Snyders-Lance, Inc.	14,560	418,163
Tootsie Roll Industries, Inc. (a)	6,002	195,305
TreeHouse Foods, Inc.*	11,090	764,323

		8,464,914

Gas Utilities 0.8%
Chesapeake Utilities Corp.	2,949	176,999
Delta Natural Gas Co., Inc.	2,105	47,110
Laclede Group, Inc. (The)	9,997	455,263
New Jersey Resources Corp.	12,793	591,548
Northwest Natural Gas Co. (a)	8,254	353,436
Piedmont Natural Gas Co., Inc.	23,140	767,322
South Jersey Industries, Inc.	9,788	547,737
Southwest Gas Corp.	14,184	793,028
WGL Holdings, Inc.	15,835	634,350

		4,366,793

Health Care Equipment & Supplies 3.4%
Abaxis, Inc.*	6,764	270,695
ABIOMED, Inc.*	11,854	316,976
Accuray, Inc.* (a)	22,701	197,726
Align Technology, Inc.*	22,381	1,279,074
Alphatec Holdings, Inc.*	18,683	37,553
Analogic Corp.	3,744	331,569

19

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
AngioDynamics, Inc.*	7,544	$129,681
Anika Therapeutics, Inc.*	3,649	139,246
Antares Pharma, Inc.* (a)	34,533	154,708
ArthroCare Corp.*	8,627	347,150
AtriCure, Inc.*	6,470	120,860
Atrion Corp.	477	141,311
Biolase, Inc.* (a)	10,245	28,993
Cantel Medical Corp.	10,032	340,185
Cardiovascular Systems, Inc.*	7,490	256,832
Cerus Corp.* (a)	21,333	137,598
CONMED Corp.	8,488	360,740
CryoLife, Inc.	8,519	94,476
Cutera, Inc.*	4,446	45,260
Cyberonics, Inc.*	8,456	553,953
Cynosure, Inc., Class A*	5,905	157,545
Derma Sciences, Inc.* (a)	4,228	45,747
DexCom, Inc.*	21,633	766,025
Endologix, Inc.*	19,219	335,179
Exactech, Inc.*	2,871	68,215
GenMark Diagnostics, Inc.* (a)	10,978	146,117
Globus Medical, Inc., Class A* (a)	16,717	337,349
Greatbatch, Inc.*	7,315	323,616
Haemonetics Corp.*	15,629	658,450
HeartWare International, Inc.*	5,001	469,894
ICU Medical, Inc.*	3,962	252,419
Insulet Corp.*	16,350	606,585
Integra LifeSciences Holdings Corp.*	6,983	333,159
Invacare Corp.	9,771	226,785
LDR Holding Corp.*	1,700	40,120
Masimo Corp.* (a)	14,917	436,024
Medical Action Industries, Inc.*	4,340	37,150
Meridian Bioscience, Inc.	12,692	336,719
Merit Medical Systems, Inc.*	13,044	205,313
Natus Medical, Inc.*	9,270	208,575
Navidea Biopharmaceuticals, Inc.* (a)	36,987	76,563
Neogen Corp.*	10,981	501,832
NuVasive, Inc.*	13,535	437,587
NxStage Medical, Inc.*	18,394	183,940
OraSure Technologies, Inc.*	16,884	106,200
Orthofix International NV*	5,937	135,482
Oxford Immunotec Global PLC* (a)	1,886	36,551
PhotoMedex, Inc.* (a)	4,057	52,538
Quidel Corp.* (a)	8,596	265,530
Rockwell Medical, Inc.* (a)	12,078	126,094
RTI Surgical, Inc.*	17,001	60,184
Solta Medical, Inc.*	21,724	64,086
Spectranetics Corp.*	12,323	308,075
Staar Surgical Co.* (a)	11,254	182,202
STERIS Corp.	18,042	866,918
SurModics, Inc.*	4,213	102,755
Symmetry Medical, Inc.*	11,356	114,468
Tandem Diabetes Care, Inc.*	2,774	71,486
TearLab Corp.* (a)	8,906	83,182

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Thoratec Corp.*	17,545	$642,147
Tornier NV*	7,960	149,568
Unilife Corp.* (a)	29,510	129,844
Utah Medical Products, Inc.	1,000	57,160
Vascular Solutions, Inc.*	5,108	118,250
Veracyte, Inc.*	1,453	21,069
Volcano Corp.*	16,692	364,720
West Pharmaceutical Services, Inc.	21,169	1,038,551
Wright Medical Group, Inc.*	12,359	379,545
ZELTIQ Aesthetics, Inc.* (a)	5,415	102,398

		18,054,497

Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*	10,838	512,963
Accretive Health, Inc.*	18,020	165,063
Addus HomeCare Corp.*	1,658	37,222
Air Methods Corp.*	11,900	694,127
Alliance HealthCare Services, Inc.*	1,503	37,184
Almost Family, Inc.*	2,526	81,666
Amedisys, Inc.*	9,616	140,682
AMN Healthcare Services, Inc.*	14,117	207,520
Amsurg Corp.*	9,793	449,695
Bio-Reference Labs, Inc.* (a)	7,481	191,065
BioScrip, Inc.*	17,858	132,149
Capital Senior Living Corp.*	8,749	209,888
Centene Corp.*	16,656	981,871
Chemed Corp. (a)	5,396	413,441
Chindex International, Inc.*	3,826	66,687
Corvel Corp.*	3,493	163,123
Cross Country Healthcare, Inc.*	8,339	83,223
Emeritus Corp.*	12,303	266,114
Ensign Group, Inc. (The)	5,954	263,584
ExamWorks Group, Inc.*	9,262	276,656
Five Star Quality Care, Inc.*	13,130	72,084
Gentiva Health Services, Inc.*	9,614	119,310
Hanger, Inc.*	10,609	417,358
HealthSouth Corp.	26,686	889,178
Healthways, Inc.* (a)	10,473	160,761
IPC The Hospitalist Co., Inc.*	5,133	304,849
Kindred Healthcare, Inc.	16,532	326,342
Landauer, Inc.	2,917	153,463
LHC Group, Inc.*	3,728	89,621
Magellan Health Services, Inc.*	8,282	496,175
Molina Healthcare, Inc.*	8,670	301,282
MWI Veterinary Supply, Inc.*	3,917	668,201
National HealthCare Corp.	3,285	177,094
National Research Corp., Class B (a)	311	10,795
National Research Corp., Class A*	2,717	51,134
Owens & Minor, Inc.	19,376	708,387
PharMerica Corp.*	9,093	195,499
Providence Service Corp. (The)*	3,209	82,535
Select Medical Holdings Corp.	14,917	173,186
Skilled Healthcare Group, Inc., Class A*	5,890	28,331

20

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Surgical Care Affiliates, Inc.*	3,414	$118,944
Team Health Holdings, Inc.*	21,018	957,370
Triple-S Management Corp., Class B*	7,242	140,784
U.S. Physical Therapy, Inc.	3,684	129,898
Universal American Corp.	11,738	85,687
USMD Holdings, Inc.*	327	6,576
WellCare Health Plans, Inc.*	13,300	936,586

		13,175,353

Health Care Technology 0.9%
athenahealth, Inc.* (a)	11,243	1,512,184
Computer Programs & Systems, Inc.	3,374	208,547
HealthStream, Inc.*	6,147	201,437
HMS Holdings Corp.*	26,844	610,164
MedAssets, Inc.*	18,644	369,711
Medidata Solutions, Inc.*	16,420	994,559
Merge Healthcare, Inc.*	20,218	46,906
Omnicell, Inc.*	10,512	268,371
Quality Systems, Inc.	12,209	257,122
Vocera Communications, Inc.*	6,497	101,418

		4,570,419

Hotels, Restaurants & Leisure 2.7%
AFC Enterprises, Inc.*	7,305	281,242
Biglari Holdings, Inc.*	444	224,948
BJ’s Restaurants, Inc.*	7,544	234,317
Bloomin’ Brands, Inc.*	16,925	406,369
Bob Evans Farms, Inc.	8,527	431,381
Boyd Gaming Corp.*	21,262	239,410
Bravo Brio Restaurant Group, Inc.*	6,057	98,547
Buffalo Wild Wings, Inc.*	5,738	844,634
Caesars Entertainment Corp.* (a)	12,348	265,976
Carrols Restaurant Group, Inc.* (a)	7,188	47,513
CEC Entertainment, Inc.	5,432	240,529
Cheesecake Factory, Inc. (The)	16,316	787,573
Churchill Downs, Inc.	4,204	376,889
Chuy’s Holdings, Inc.*	4,985	179,560
ClubCorp Holdings, Inc.	6,284	111,478
Cracker Barrel Old Country Store, Inc.	6,010	661,521
Del Frisco’s Restaurant Group, Inc.*	3,302	77,828
Denny’s Corp.*	28,115	202,147
Diamond Resorts International, Inc.*	5,392	99,536
DineEquity, Inc.	5,060	422,763
Diversified Restaurant Holdings, Inc.*	3,300	15,741
Einstein Noah Restaurant Group, Inc.	2,018	29,261
Fiesta Restaurant Group, Inc.*	6,843	357,478
Ignite Restaurant Group, Inc.* (a)	2,293	28,663
International Speedway Corp., Class A	8,518	302,304
Interval Leisure Group, Inc.	12,051	372,376
Isle of Capri Casinos, Inc.*	6,423	57,807
Jack in the Box, Inc.*	13,608	680,672
Jamba, Inc.*	5,132	63,791
Krispy Kreme Doughnuts, Inc.*	20,037	386,514

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Life Time Fitness, Inc.* (a)	13,169	$618,943
Luby’s, Inc.*	6,173	47,656
Marcus Corp. (The)	5,651	75,949
Marriott Vacations Worldwide Corp.*	8,915	470,355
Monarch Casino & Resort, Inc.*	2,664	53,493
Morgans Hotel Group Co.*	8,240	66,991
Multimedia Games Holding Co., Inc.*	8,830	276,909
Nathan’s Famous, Inc.*	827	41,689
Noodles & Co.* (a)	1,871	67,206
Orient-Express Hotels Ltd., Class A*	29,323	443,071
Papa John’s International, Inc.	9,798	444,829
Pinnacle Entertainment, Inc.*	17,863	464,259
Potbelly Corp.	2,599	63,104
Red Robin Gourmet Burgers, Inc.*	4,329	318,355
Ruby Tuesday, Inc.*	18,652	129,258
Ruth’s Hospitality Group, Inc.	10,970	155,884
Scientific Games Corp., Class A*	14,553	246,382
Sonic Corp.*	17,182	346,905
Speedway Motorsports, Inc.	3,619	71,837
Texas Roadhouse, Inc.	19,099	530,952
Town Sports International Holdings, Inc.	7,319	108,028
Vail Resorts, Inc. (a)	10,986	826,477

		14,397,300

Household Durables 1.1%
Bassett Furniture Industries, Inc.	3,348	51,158
Beazer Homes USA, Inc.* (a)	7,680	187,546
Blyth, Inc. (a)	2,827	30,758
Cavco Industries, Inc.*	2,133	146,537
CSS Industries, Inc.	2,617	75,056
Ethan Allen Interiors, Inc.	7,629	232,074
EveryWare Global, Inc.*	3,144	26,032
Flexsteel Industries, Inc.	1,440	44,251
Helen of Troy Ltd.*	9,761	483,267
Hooker Furniture Corp.	3,251	54,227
Hovnanian Enterprises, Inc., Class A* (a)	34,515	228,489
iRobot Corp.* (a)	8,648	300,691
KB Home (a)	25,571	467,438
La-Z-Boy, Inc.	16,024	496,744
LGI Homes, Inc.*	2,694	47,926
Libbey, Inc.*	6,428	134,988
Lifetime Brands, Inc.	3,094	48,669
M.D.C. Holdings, Inc.*	11,964	385,719
M/I Homes, Inc.*	7,403	188,406
Meritage Homes Corp.*	11,063	530,914
NACCO Industries, Inc., Class A	1,443	89,740
Ryland Group, Inc. (The) (a)	14,115	612,732
Skullcandy, Inc.*	5,544	39,972
Standard Pacific Corp.* (a)	45,384	410,725
TRI Pointe Homes, Inc.* (a)	4,523	90,144
UCP, Inc., Class A*	2,341	34,272
Universal Electronics, Inc.*	4,581	174,582
WCI Communities, Inc.*	2,112	40,318

21

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
William Lyon Homes, Class A*	4,237	$93,807
Zagg, Inc.*	9,414	40,951

		5,788,133

Household Products 0.2%
Central Garden and Pet Co., Class A*	12,771	86,204
Harbinger Group, Inc.*	10,194	120,799
Oil-Dri Corp. of America	1,491	56,420
Orchids Paper Products Co.	1,815	59,605
Spectrum Brands Holdings, Inc.	6,580	464,219
WD-40 Co.	4,733	353,460

		1,140,707

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp. (a)	36,644	127,521
Dynegy, Inc.* (a)	30,594	658,383
Genie Energy Ltd., Class B*	3,893	39,748
Ormat Technologies, Inc. (a)	5,386	146,553
Pattern Energy Group, Inc.	5,536	167,796

		1,140,001

Industrial Conglomerates 0.1%
Raven Industries, Inc.	11,127	457,765

Information Technology Services 2.2%
Acxiom Corp.*	22,614	836,266
Blackhawk Network Holdings, Inc.*	3,493	88,233
CACI International, Inc., Class A*	7,053	516,421
Cardtronics, Inc.*	13,726	596,395
Cass Information Systems, Inc.	3,155	212,489
CIBER, Inc.*	22,685	93,916
Computer Task Group, Inc.	4,780	90,342
Convergys Corp.	32,154	676,842
CSG Systems International, Inc.	10,375	305,025
EPAM Systems, Inc.*	6,682	233,469
Euronet Worldwide, Inc.*	15,253	729,856
EVERTEC, Inc.	9,018	222,384
ExlService Holdings, Inc.*	9,988	275,868
Forrester Research, Inc.	3,846	147,148
Global Cash Access Holdings, Inc.*	20,321	203,007
Hackett Group, Inc. (The)	7,839	48,680
Heartland Payment Systems, Inc.	11,117	554,071
Higher One Holdings, Inc.*	9,617	93,862
iGATE Corp.*	10,660	428,105
Lionbridge Technologies, Inc.*	17,844	106,350
Luxoft Holding, Inc.*	1,394	52,944
ManTech International Corp., Class A (a)	7,255	217,142
MAXIMUS, Inc.	20,904	919,567
ModusLink Global Solutions, Inc.*	11,257	64,503
MoneyGram International, Inc.*	6,568	136,483
Planet Payment, Inc.*	12,679	35,248
PRGX Global, Inc.*	8,551	57,463
Sapient Corp.*	33,761	586,091

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
ServiceSource International, Inc.*	18,777	$157,351
Sykes Enterprises, Inc.*	12,003	261,785
Syntel, Inc.*	4,724	429,648
TeleTech Holdings, Inc.*	6,080	145,555
Unisys Corp.* (a)	13,519	453,833
Virtusa Corp.*	6,276	239,053
WEX, Inc.*	11,874	1,175,882

		11,391,277

Insurance 2.4%
Ambac Financial Group, Inc.*	13,793	338,756
American Equity Investment Life Holding Co.	19,598	516,995
AMERISAFE, Inc.	5,619	237,347
Amtrust Financial Services, Inc. (a)	9,499	310,522
Argo Group International Holdings Ltd.	8,313	386,471
Baldwin & Lyons, Inc., Class B	2,836	77,480
Blue Capital Reinsurance Holdings Ltd.*	1,850	33,984
Citizens, Inc.*	13,340	116,725
CNO Financial Group, Inc.	68,005	1,203,008
Crawford & Co., Class B	7,979	73,726
Donegal Group, Inc., Class A	2,279	36,236
Eastern Insurance Holdings, Inc.	1,961	48,025
eHealth, Inc.*	5,657	262,994
EMC Insurance Group, Inc.	1,394	42,684
Employers Holdings, Inc.	9,481	300,074
Enstar Group Ltd.*	2,915	404,923
FBL Financial Group, Inc., Class A	2,706	121,202
First American Financial Corp.	33,106	933,589
Fortegra Financial Corp.*	1,902	15,730
Global Indemnity PLC*	2,584	65,375
Greenlight Capital Re Ltd., Class A*	8,622	290,648
Hallmark Financial Services, Inc.*	4,245	37,717
HCI Group, Inc. (a)	2,981	159,483
Health Insurance Innovations, Inc., Class A*	1,374	13,891
Hilltop Holdings, Inc.*	19,011	439,724
Horace Mann Educators Corp.	12,153	383,306
Independence Holding Co.	2,355	31,769
Infinity Property & Casualty Corp.	3,527	253,062
Investors Title Co.	378	30,610
Kansas City Life Insurance Co.	1,194	57,002
Maiden Holdings Ltd.	15,283	167,043
Meadowbrook Insurance Group, Inc.	15,206	105,834
Montpelier Re Holdings Ltd.	13,450	391,395
National Interstate Corp.	2,034	46,782
National Western Life Insurance Co., Class A	670	149,779
Navigators Group, Inc. (The)*	3,170	200,217
OneBeacon Insurance Group Ltd., Class A	6,874	108,747
Phoenix Cos., Inc. (The)*	1,765	108,371
Platinum Underwriters Holdings Ltd.	8,951	548,517
Primerica, Inc.	17,446	748,608
RLI Corp. (a)	6,515	634,431
Safety Insurance Group, Inc.	3,953	222,554
Selective Insurance Group, Inc.	17,007	460,209

22

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
State Auto Financial Corp.	4,623	$98,193
Stewart Information Services Corp.	6,538	210,981
Symetra Financial Corp.	24,954	473,128
Third Point Reinsurance Ltd.* (a)	7,751	143,626
Tower Group International Ltd. (a)	17,435	58,930
United Fire Group, Inc.	6,306	180,730
Universal Insurance Holdings, Inc.	7,984	115,608

		12,396,741

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	7,971	43,123
Blue Nile, Inc.*	3,794	178,660
FTD Cos., Inc.*	5,658	184,338
HSN, Inc.	10,350	644,805
Nutrisystem, Inc.	8,772	144,212
Orbitz Worldwide, Inc.*	7,231	51,919
Overstock.com, Inc.*	3,398	104,624
PetMed Express, Inc. (a)	6,229	103,588
RetailMeNot, Inc.*	2,868	82,570
Shutterfly, Inc.*	11,622	591,908
ValueVision Media, Inc., Class A*	12,176	85,110
Vitacost.com, Inc.*	6,890	39,893

		2,254,750

Internet Software & Services 3.0%
Angie’s List, Inc.* (a)	12,914	195,647
Bankrate, Inc.* (a)	14,162	254,066
Bazaarvoice, Inc.* (a)	14,672	116,202
Benefitfocus, Inc.* (a)	1,543	89,093
Blucora, Inc.*	12,548	365,900
Brightcove, Inc.*	8,597	121,562
Carbonite, Inc.*	3,739	44,232
ChannelAdvisor Corp.*	1,939	80,876
Chegg, Inc.*	4,524	38,499
comScore, Inc.*	10,933	312,793
Constant Contact, Inc.*	9,392	291,809
Cornerstone OnDemand, Inc.*	12,354	658,962
CoStar Group, Inc.*	8,734	1,612,122
Cvent, Inc.*	1,941	70,633
Dealertrack Technologies, Inc.*	13,303	639,608
Demand Media, Inc.*	11,217	64,722
Demandware, Inc.*	5,638	361,509
Dice Holdings, Inc.*	11,726	85,013
Digital River, Inc.*	10,245	189,533
E2open, Inc.* (a)	4,496	107,499
EarthLink, Inc.	31,604	160,232
eGain Corp.*	3,937	40,315
Endurance International Group Holdings, Inc.*	6,622	93,900
Envestnet, Inc.*	6,915	278,675
Global Eagle Entertainment, Inc.*	6,881	102,320
Gogo, Inc.*	3,392	84,156
Internap Network Services Corp.*	16,391	123,260

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
IntraLinks Holdings, Inc.*	11,834	$143,310
j2 Global, Inc.	14,061	703,191
Limelight Networks, Inc.*	16,387	32,446
Liquidity Services, Inc.* (a)	7,584	171,853
LivePerson, Inc.*	16,880	250,162
LogMeIn, Inc.*	7,435	249,444
Marchex, Inc., Class B*	6,978	60,360
Marin Software, Inc.* (a)	2,734	27,996
Marketo, Inc.* (a)	2,156	79,923
Millennial Media, Inc.* (a)	10,767	78,276
Monster Worldwide, Inc.*	32,115	228,980
Move, Inc.*	12,215	195,318
Net Element International, Inc.* (a)	600	2,622
NIC, Inc.	19,855	493,794
OpenTable, Inc.*	6,972	553,368
Perficient, Inc.*	10,221	239,376
QuinStreet, Inc.*	9,614	83,546
RealNetworks, Inc.*	6,796	51,310
Reis, Inc.*	2,500	48,075
Responsys, Inc.*	11,223	307,622
Rocket Fuel, Inc.* (a)	1,499	92,174
SciQuest, Inc.*	6,965	198,363
Shutterstock, Inc.*	2,269	189,756
Spark Networks, Inc.* (a)	5,251	32,346
SPS Commerce, Inc.*	4,890	319,317
Stamps.com, Inc.*	4,021	169,284
Support.com, Inc.*	15,997	60,629
TechTarget, Inc.*	3,637	24,950
Textura Corp.* (a)	1,659	49,670
Travelzoo, Inc.*	2,471	52,682
Tremor Video, Inc.*	2,093	12,139
Trulia, Inc.* (a)	8,475	298,913
United Online, Inc.	4,087	56,237
Unwired Planet, Inc.*	30,536	42,140
ValueClick, Inc.*	20,440	477,683
VistaPrint NV* (a)	9,989	567,875
Vocus, Inc.*	5,683	64,729
Web.com Group, Inc.*	12,831	407,897
WebMD Health Corp.*	8,705	343,848
Wix.com Ltd.* (a)	2,526	67,823
XO Group, Inc.*	8,259	122,729
Xoom Corp.*	2,493	68,233
Yelp, Inc.*	9,931	684,742
YuMe, Inc.* (a)	1,691	12,598
Zillow, Inc., Class A* (a)	7,131	582,817
Zix Corp.*	18,938	86,357

		15,670,041

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	4,030	229,629
Black Diamond, Inc.* (a)	6,882	91,737
Brunswick Corp.	27,678	1,274,849
Callaway Golf Co.	21,859	184,271

23

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Leisure Equipment & Products (continued)
JAKKS Pacific, Inc. (a)	6,027	$40,562
Johnson Outdoors, Inc., Class A	1,527	41,153
LeapFrog Enterprises, Inc.* (a)	19,631	155,870
Marine Products Corp.	3,339	33,557
Nautilus, Inc.*	9,625	81,139
Smith & Wesson Holding Corp.* (a)	17,087	230,504
Sturm Ruger & Co., Inc. (a)	5,915	432,327

		2,795,598

Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc.* (a)	3,391	41,370
Affymetrix, Inc.* (a)	21,765	186,526
Albany Molecular Research, Inc.*	7,054	71,104
Cambrex Corp.*	9,248	164,892
Fluidigm Corp.*	7,781	298,168
Furiex Pharmaceuticals, Inc.* (a)	2,041	85,743
Harvard Bioscience, Inc.*	7,905	37,154
Luminex Corp.*	11,436	221,858
NeoGenomics, Inc.*	10,376	37,561
Pacific Biosciences of California, Inc.*	14,780	77,299
PAREXEL International Corp.*	17,394	785,861
Sequenom, Inc.* (a)	35,785	83,737

		2,091,273

Machinery 3.2%
Accuride Corp.* (a)	12,022	44,842
Actuant Corp., Class A	22,398	820,663
Alamo Group, Inc.	2,183	132,486
Albany International Corp., Class A	8,552	307,273
Altra Industrial Motion Corp.	8,267	282,897
American Railcar Industries, Inc. (a)	2,887	132,080
Ampco-Pittsburgh Corp.	2,630	51,153
Astec Industries, Inc.	6,235	240,858
Barnes Group, Inc.	16,450	630,199
Blount International, Inc.*	15,079	218,193
Briggs & Stratton Corp.	14,747	320,895
Chart Industries, Inc.*	9,279	887,443
CIRCOR International, Inc.	5,373	434,031
CLARCOR, Inc.	15,205	978,442
Columbus McKinnon Corp.*	5,973	162,107
Commercial Vehicle Group, Inc.*	7,381	53,660
Douglas Dynamics, Inc.	6,780	114,040
Dynamic Materials Corp.	4,153	90,286
Energy Recovery, Inc.* (a)	13,469	74,888
EnPro Industries, Inc.*	6,386	368,153
ESCO Technologies, Inc.	8,089	277,129
ExOne Co. (The)* (a)	2,023	122,311
Federal Signal Corp.*	19,118	280,079
Flow International Corp.*	14,822	59,881
FreightCar America, Inc.	3,643	96,977
Gerber Scientific, Inc.*(b)	8,390	0
Global Brass & Copper Holdings, Inc.	2,446	40,481
Gorman-Rupp Co. (The)	5,764	192,690

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Graham Corp.	3,040	$110,322
Greenbrier Cos., Inc. (The)*	7,456	244,855
Hardinge, Inc.	3,595	52,020
Hurco Cos., Inc.	2,006	50,170
Hyster-Yale Materials Handling, Inc.	3,220	299,975
John Bean Technologies Corp.	8,847	259,482
Kadant, Inc.	3,421	138,619
LB Foster Co., Class A	3,107	146,930
Lindsay Corp. (a)	3,931	325,290
Lydall, Inc.*	5,209	91,783
Manitex International, Inc.*	4,182	66,410
Meritor, Inc.*	29,839	311,221
Middleby Corp. (The)*	5,752	1,380,307
Miller Industries, Inc.	3,439	64,068
Mueller Industries, Inc.	8,604	542,138
Mueller Water Products, Inc., Class A	48,335	452,899
NN, Inc.	5,193	104,847
Omega Flex, Inc.	906	18,537
PMFG, Inc.*	6,421	58,110
Proto Labs, Inc.*	5,221	371,631
RBC Bearings, Inc.*	7,035	497,726
Rexnord Corp.*	9,277	250,572
Standex International Corp.	3,901	245,295
Sun Hydraulics Corp.	6,595	269,274
Tecumseh Products Co., Class A*	5,595	50,635
Tennant Co.	5,631	381,838
Titan International, Inc.	16,384	294,584
Trimas Corp.*	13,749	548,448
Twin Disc, Inc.	2,528	65,450
Wabash National Corp.*	20,963	258,893
Watts Water Technologies, Inc., Class A	8,730	540,125
Woodward, Inc.	21,044	959,817
Xerium Technologies, Inc.*	3,330	54,912

		16,921,320

Marine 0.1%
International Shipholding Corp.	1,690	49,855
Matson, Inc.	13,071	341,284
Ultrapetrol (Bahamas) Ltd.*	6,670	24,946

		416,085

Media 1.4%
AH Belo Corp., Class A	5,665	42,318
Beasley Broadcasting Group, Inc., Class A	1,367	11,934
Carmike Cinemas, Inc.*	7,085	197,246
Central European Media Enterprises Ltd., Class A* (a)	23,538	90,386
Crown Media Holdings, Inc., Class A*	10,862	38,343
Cumulus Media, Inc., Class A*	26,321	203,461
Daily Journal Corp.* (a)	279	51,612
Dex Media, Inc.* (a)	5,381	36,483
Digital Generation, Inc.*	7,377	94,057
E.W. Scripps Co. (The), Class A*	9,594	208,382

24

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Entercom Communications Corp., Class A*	7,317	$76,902
Entravision Communications Corp., Class A	17,038	103,761
Global Sources Ltd.*	5,923	48,154
Gray Television, Inc.*	15,392	229,033
Harte-Hanks, Inc.	13,151	102,841
Hemisphere Media Group, Inc.* (a)	2,713	32,203
Journal Communications, Inc., Class A*	13,407	124,819
Live Nation Entertainment, Inc.*	43,069	851,043
Loral Space & Communications, Inc.*	3,989	323,029
Martha Stewart Living Omnimedia, Inc., Class A* (a)	7,494	31,475
McClatchy Co. (The), Class A* (a)	18,777	63,842
MDC Partners, Inc., Class A	11,617	296,350
Media General, Inc.* (a)	5,983	135,216
Meredith Corp.	10,932	566,278
National CineMedia, Inc.	18,410	367,464
New York Times Co. (The), Class A (a)	39,496	626,802
Nexstar Broadcasting Group, Inc., Class A	8,984	500,678
ReachLocal, Inc.*	3,188	40,519
Reading International, Inc., Class A*	5,412	40,536
Rentrak Corp.*	3,170	120,111
Saga Communications, Inc., Class A	1,482	74,545
Salem Communications Corp., Class A	3,145	27,361
Scholastic Corp.	8,060	274,121
SFX Entertainment, Inc.* (a)	6,050	72,600
Sinclair Broadcast Group, Inc., Class A	20,939	748,150
Speed Commerce, Inc.* (a)	13,681	63,890
Valassis Communications, Inc. (a)	11,886	407,096
World Wrestling Entertainment, Inc., Class A	8,818	146,202

		7,469,243

Metals & Mining 1.4%
AK Steel Holding Corp.* (a)	41,733	342,211
Allied Nevada Gold Corp.* (a)	31,748	112,705
AM Castle & Co.*	5,290	78,133
AMCOL International Corp.	8,524	289,646
Century Aluminum Co.*	15,752	164,766
Coeur Mining, Inc.*	31,041	336,795
Commercial Metals Co.	35,777	727,346
General Moly, Inc.*	17,578	23,555
Globe Specialty Metals, Inc.	19,742	355,553
Gold Resource Corp.	10,337	46,827
Handy & Harman Ltd.*	1,630	39,462
Haynes International, Inc.	3,754	207,371
Hecla Mining Co. (a)	101,877	313,781
Horsehead Holding Corp.*	15,379	249,294
Kaiser Aluminum Corp.	5,782	406,128
Materion Corp.	6,257	193,028
Midway Gold Corp.* (a)	34,410	27,872
Molycorp, Inc.* (a)	45,539	255,929
Noranda Aluminum Holding Corp.	10,243	33,699
Olympic Steel, Inc.	2,737	79,318
Paramount Gold and Silver Corp.* (a)	41,285	38,469

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
RTI International Metals, Inc.*	9,586	$327,937
Schnitzer Steel Industries, Inc., Class A	7,894	257,897
Stillwater Mining Co.* (a)	36,152	446,116
SunCoke Energy, Inc.*	21,419	488,567
U.S. Silica Holdings, Inc.	6,550	223,421
Universal Stainless & Alloy Products, Inc.*	2,129	76,772
Walter Energy, Inc. (a)	19,153	318,514
Worthington Industries, Inc.	16,183	680,981

		7,142,093

Multiline Retail 0.1%
Bon-Ton Stores, Inc. (The) (a)	4,132	67,269
Burlington Stores, Inc.*	4,651	148,832
Fred’s, Inc., Class A	11,188	207,202
Gordmans Stores, Inc.	2,778	21,307
Tuesday Morning Corp.*	13,073	208,645

		653,255

Multi-Utilities 0.3%
Avista Corp.	18,352	517,343
Black Hills Corp.	13,606	714,451
NorthWestern Corp.	11,597	502,382

		1,734,176

Oil, Gas & Consumable Fuels 3.5%
Abraxas Petroleum Corp.*	24,941	81,806
Adams Resources & Energy, Inc.	653	44,730
Alon USA Energy, Inc.	7,048	116,574
Alpha Natural Resources, Inc.*	67,564	482,407
Amyris, Inc.* (a)	7,867	41,616
Apco Oil and Gas International, Inc.*	2,754	42,935
Approach Resources, Inc.* (a)	10,671	205,844
Arch Coal, Inc. (a)	64,966	289,099
Athlon Energy, Inc.*	5,556	168,069
Bill Barrett Corp.*	14,919	399,531
Bonanza Creek Energy, Inc.*	9,007	391,534
BPZ Resources, Inc.* (a)	35,677	64,932
Callon Petroleum Co.*	12,164	79,431
Carrizo Oil & Gas, Inc.*	13,887	621,721
Clayton Williams Energy, Inc.*	1,803	147,756
Clean Energy Fuels Corp.* (a)	20,915	269,385
Cloud Peak Energy, Inc.*	18,613	335,034
Comstock Resources, Inc.	14,781	270,344
Contango Oil & Gas Co.*	4,537	214,419
Crosstex Energy, Inc.	14,564	526,634
Delek US Holdings, Inc.	11,360	390,898
Diamondback Energy, Inc.*	5,976	315,891
Emerald Oil, Inc.*	17,183	131,622
Endeavour International Corp.* (a)	14,335	75,259
Energy XXI (Bermuda) Ltd.	24,292	657,342
EPL Oil & Gas, Inc.*	9,147	260,689
Equal Energy Ltd.	10,805	57,699
Evolution Petroleum Corp.	5,185	63,983

25

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
EXCO Resources, Inc. (a)	41,530	$220,524
Forest Oil Corp.*	36,533	131,884
Frontline Ltd.* (a)	15,597	58,333
FX Energy, Inc.* (a)	16,123	59,010
GasLog Ltd.	7,820	133,644
Gastar Exploration, Inc.*	17,068	118,111
Goodrich Petroleum Corp.* (a)	9,638	164,039
Green Plains Renewable Energy, Inc. (a)	7,733	149,943
Halcon Resources Corp.* (a)	70,901	273,678
Hallador Energy Co.	2,707	21,818
Isramco, Inc.*	286	36,336
Jones Energy, Inc., Class A*	3,328	48,189
KiOR, Inc., Class A* (a)	13,945	23,428
Knightsbridge Tankers Ltd.	9,263	85,127
Kodiak Oil & Gas Corp.*	81,237	910,667
L&L Energy, Inc.* (a)(b)	9,572	16,081
Magnum Hunter Resources Corp.*	52,614	384,608
Matador Resources Co.*	17,805	331,885
Midstates Petroleum Co., Inc.* (a)	10,176	67,365
Miller Energy Resources, Inc.* (a)	9,346	65,796
Nordic American Tankers Ltd. (a)	22,930	222,421
Northern Oil and Gas, Inc.*	19,533	294,362
Panhandle Oil and Gas, Inc., Class A	2,154	71,965
PDC Energy, Inc.*	10,894	579,779
Penn Virginia Corp.*	16,836	158,763
PetroQuest Energy, Inc.*	17,314	74,796
Quicksilver Resources, Inc.* (a)	38,087	116,927
Renewable Energy Group, Inc.*	6,525	74,776
Rentech, Inc.*	68,688	120,204
Resolute Energy Corp.* (a)	20,747	187,345
REX American Resources Corp.*	1,663	74,353
Rex Energy Corp.*	13,840	272,786
Rosetta Resources, Inc.*	18,695	898,108
Sanchez Energy Corp.*	11,631	285,076
Scorpio Tankers, Inc.	56,530	666,489
SemGroup Corp., Class A	12,864	839,119
Ship Finance International Ltd. (a)	17,185	281,490
Solazyme, Inc.* (a)	14,644	159,473
Stone Energy Corp.*	15,291	528,916
Swift Energy Co.* (a)	13,263	179,051
Synergy Resources Corp.*	15,470	143,252
Targa Resources Corp.	10,068	887,696
Teekay Tankers Ltd., Class A	18,942	74,442
Triangle Petroleum Corp.* (a)	20,884	173,755
Uranium Energy Corp.* (a)	26,620	53,240
Ur-Energy, Inc.* (a)	36,870	50,881
VAALCO Energy, Inc.*	17,668	121,733
W&T Offshore, Inc.	10,677	170,832
Warren Resources, Inc.*	22,373	70,251
Western Refining, Inc. (a)	16,575	702,946
Westmoreland Coal Co.*	3,615	69,733
ZaZa Energy Corp.* (a)	11,694	11,175

		18,663,785

Common Stocks (continued)

	Shares	Market Value

Paper & Forest Products 0.7%
Boise Cascade Co.*	3,799	$111,995
Clearwater Paper Corp.*	6,443	338,257
Deltic Timber Corp.	3,399	230,928
KapStone Paper and Packaging Corp.*	12,495	697,971
Louisiana-Pacific Corp.*	42,644	789,340
Neenah Paper, Inc.	4,875	208,504
P.H. Glatfelter Co.	13,131	362,941
Resolute Forest Products, Inc.*	21,350	342,027
Schweitzer-Mauduit International, Inc.	9,601	494,163
Wausau Paper Corp.	15,212	192,888

		3,769,014

Personal Products 0.3%
Elizabeth Arden, Inc.*	7,843	278,034
Female Health Co. (The)	6,716	57,086
Inter Parfums, Inc.	4,993	178,799
Lifevantage Corp.* (a)	31,441	51,878
Medifast, Inc.*	4,200	109,746
Nature’s Sunshine Products, Inc.	3,294	57,052
Nutraceutical International Corp.*	2,597	69,548
Prestige Brands Holdings, Inc.*	15,653	560,377
Revlon, Inc., Class A*	3,487	87,036
Star Scientific, Inc.* (a)	51,658	59,923
Synutra International, Inc.*	5,300	47,064
USANA Health Sciences, Inc.* (a)	1,843	139,294

		1,695,837

Pharmaceuticals 1.5%
AcelRx Pharmaceuticals, Inc.* (a)	7,173	81,127
Aerie Pharmaceuticals, Inc.*	2,304	41,380
Akorn, Inc.* (a)	17,814	438,759
Alimera Sciences, Inc.* (a)	5,402	25,443
Ampio Pharmaceuticals, Inc.* (a)	9,318	66,437
Aratana Therapeutics, Inc.*	2,005	38,295
Auxilium Pharmaceuticals, Inc.*	15,093	313,029
AVANIR Pharmaceuticals, Inc., Class A*	44,708	150,219
BioDelivery Sciences International, Inc.*	9,179	54,064
Cadence Pharmaceuticals, Inc.*	18,897	171,018
Cempra, Inc.*	5,917	73,312
Corcept Therapeutics, Inc.*	16,145	51,987
Cornerstone Therapeutics, Inc.*	2,692	25,547
Depomed, Inc.*	17,311	183,150
Endocyte, Inc.* (a)	9,278	99,182
Hi-Tech Pharmacal Co., Inc.*	3,400	147,526
Horizon Pharma, Inc.* (a)	15,689	119,550
Impax Laboratories, Inc.*	20,957	526,859
Lannett Co., Inc.*	5,685	188,174
Medicines Co. (The)*	19,357	747,567
Nektar Therapeutics*	35,355	401,279
Omeros Corp.* (a)	9,122	102,987
Pacira Pharmaceuticals, Inc.*	8,432	484,756
Pernix Therapeutics Holdings, Inc.* (a)	5,480	13,810
Pozen, Inc.*	8,352	67,150

26

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Questcor Pharmaceuticals, Inc. (a)	15,877	$864,503
Relypsa, Inc.*	1,825	45,625
Repros Therapeutics, Inc.* (a)	6,997	128,045
Sagent Pharmaceuticals, Inc.*	5,708	144,869
Santarus, Inc.*	16,957	541,946
SciClone Pharmaceuticals, Inc.*	16,732	84,329
Sucampo Pharmaceuticals, Inc., Class A*	4,120	38,728
Supernus Pharmaceuticals, Inc.* (a)	4,888	36,856
TherapeuticsMD, Inc.* (a)	26,100	135,981
ViroPharma, Inc.*	20,173	1,005,624
Vivus, Inc.* (a)	30,817	279,818
XenoPort, Inc.*	13,452	77,349
Zogenix, Inc.* (a)	30,005	103,217

		8,099,497

Professional Services 1.4%
Acacia Research Corp. (a)	15,062	219,002
Advisory Board Co. (The)*	10,863	691,647
Barrett Business Services, Inc.	2,160	200,318
CBIZ, Inc.* (a)	10,941	99,782
CDI Corp.	4,255	78,845
Corporate Executive Board Co. (The)	10,286	796,445
CRA International, Inc.*	3,077	60,925
Exponent, Inc.	4,036	312,548
Franklin Covey Co.*	2,738	54,431
FTI Consulting, Inc.*	12,333	507,380
GP Strategies Corp.*	4,492	133,817
Heidrick & Struggles International, Inc.	5,567	112,119
Huron Consulting Group, Inc.*	7,122	446,692
ICF International, Inc.*	6,015	208,781
Insperity, Inc.	6,865	248,033
Kelly Services, Inc., Class A	8,233	205,331
Kforce, Inc.	8,297	169,757
Korn/Ferry International*	14,894	389,031
Mistras Group, Inc.*	4,822	100,683
Navigant Consulting, Inc.*	15,441	296,467
Odyssey Marine Exploration, Inc.* (a)	25,468	51,445
On Assignment, Inc.*	13,995	488,705
Pendrell Corp.*	49,127	98,745
Resources Connection, Inc.	12,503	179,168
RPX Corp.*	9,922	167,682
TrueBlue, Inc.*	12,449	320,935
VSE Corp.	1,270	60,973
WageWorks, Inc.*	7,636	453,884

		7,153,571

Real Estate Investment Trusts (REITs) 6.8%
Acadia Realty Trust	16,892	419,428
AG Mortgage Investment Trust, Inc.	8,682	135,787
Agree Realty Corp.	4,503	130,677
Alexander’s, Inc.	650	214,500
American Assets Trust, Inc.	10,284	323,226

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
American Capital Mortgage Investment Corp.	16,296	$284,528
American Realty Capital Properties, Inc.	47,230	607,378
American Residential Properties, Inc.*	4,191	71,918
AmREIT, Inc.	6,082	102,178
Anworth Mortgage Asset Corp.	44,654	187,993
Apollo Commercial Real Estate Finance, Inc.	11,412	185,445
Apollo Residential Mortgage, Inc.	9,862	145,760
Ares Commercial Real Estate Corp.	6,598	86,434
Armada Hoffler Properties, Inc.	6,002	55,699
ARMOUR Residential REIT, Inc.	114,852	460,557
Ashford Hospitality Prime, Inc.	3,795	69,069
Ashford Hospitality Trust, Inc.	18,975	157,113
Associated Estates Realty Corp.	17,597	282,432
Aviv REIT, Inc.	3,581	84,870
Campus Crest Communities, Inc.	19,839	186,685
Capstead Mortgage Corp.	29,439	355,623
Cedar Realty Trust, Inc.	22,163	138,740
Chambers Street Properties	72,496	554,594
Chatham Lodging Trust	7,982	163,232
Chesapeake Lodging Trust	14,884	376,416
Colony Financial, Inc.	23,331	473,386
CoreSite Realty Corp.	6,330	203,763
Cousins Properties, Inc.	51,533	530,790
CubeSmart	40,798	650,320
CyrusOne, Inc.	5,854	130,720
CYS Investments, Inc.	53,593	397,124
DCT Industrial Trust, Inc.	89,093	635,233
DiamondRock Hospitality Co.	59,895	691,787
DuPont Fabros Technology, Inc.	19,119	472,431
Dynex Capital, Inc.	17,027	136,216
EastGroup Properties, Inc.	9,277	537,417
Education Realty Trust, Inc.	34,981	308,532
Ellington Residential Mortgage REIT	2,012	30,945
Empire State Realty Trust, Inc., Class A	25,055	383,342
EPR Properties	15,834	778,399
Equity One, Inc.	18,499	415,118
Excel Trust, Inc.	14,736	167,843
FelCor Lodging Trust, Inc.*	38,042	310,423
First Industrial Realty Trust, Inc.	32,919	574,437
First Potomac Realty Trust	18,098	210,480
Franklin Street Properties Corp.	27,719	331,242
Geo Group, Inc. (The)	21,919	706,230
Getty Realty Corp.	7,889	144,921
Gladstone Commercial Corp.	4,664	83,812
Glimcher Realty Trust	44,211	413,815
Government Properties Income Trust	16,725	415,616
Gramercy Property Trust, Inc.*	18,198	104,639
Healthcare Realty Trust, Inc.	29,442	627,409
Hersha Hospitality Trust	62,125	346,036
Highwoods Properties, Inc.	27,535	995,942
Hudson Pacific Properties, Inc.	13,263	290,062
Inland Real Estate Corp.	26,268	276,339

27

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Invesco Mortgage Capital, Inc.	41,541	$609,822
Investors Real Estate Trust	31,162	267,370
iStar Financial, Inc.*	26,027	371,405
JAVELIN Mortgage Investment Corp.	4,139	57,656
Kite Realty Group Trust	39,691	260,770
LaSalle Hotel Properties	31,830	982,274
Lexington Realty Trust	52,351	534,504
LTC Properties, Inc.	10,664	377,399
Medical Properties Trust, Inc.	49,571	605,758
Monmouth Real Estate Investment Corp., Class A	13,619	123,797
National Health Investors, Inc.	8,892	498,841
New Residential Investment Corp.	77,530	517,900
New York Mortgage Trust, Inc.	19,538	136,571
NorthStar Realty Finance Corp.	88,623	1,191,979
One Liberty Properties, Inc.	3,626	72,991
Parkway Properties, Inc.	16,907	326,136
Pebblebrook Hotel Trust	18,805	578,442
Pennsylvania Real Estate Investment Trust	20,833	395,410
PennyMac Mortgage Investment Trust	20,532	471,415
Physicians Realty Trust	5,993	76,351
Potlatch Corp.	12,408	517,910
PS Business Parks, Inc.	5,915	452,024
QTS Realty Trust, Inc., Class A	4,197	104,002
RAIT Financial Trust	21,430	192,227
Ramco-Gershenson Properties Trust	20,260	318,892
Redwood Trust, Inc.	25,163	487,407
Resource Capital Corp.	39,065	231,655
Retail Opportunity Investments Corp.	22,017	324,090
Rexford Industrial Realty, Inc.	5,047	66,620
RLJ Lodging Trust	37,884	921,339
Rouse Properties, Inc.	6,875	152,556
Ryman Hospitality Properties, Inc.	13,523	564,991
Sabra Health Care REIT, Inc.	11,467	299,747
Saul Centers, Inc.	2,433	116,127
Select Income REIT	6,768	180,976
Silver Bay Realty Trust Corp.	4,664	74,577
Sovran Self Storage, Inc.	9,620	626,935
STAG Industrial, Inc.	12,851	262,032
Strategic Hotels & Resorts, Inc.*	55,516	524,626
Summit Hotel Properties, Inc.	24,445	220,005
Sun Communities, Inc.	10,993	468,742
Sunstone Hotel Investors, Inc.	55,852	748,417
Terreno Realty Corp.	7,706	136,396
UMH Properties, Inc.	4,846	45,649
Universal Health Realty Income Trust	3,701	148,262
Urstadt Biddle Properties, Inc., Class A	7,698	142,028
Washington Real Estate Investment Trust	20,403	476,614
Western Asset Mortgage Capital Corp.	7,542	112,225
Whitestone REIT	6,344	84,819
Winthrop Realty Trust	9,570	105,749
ZAIS Financial Corp.	1,763	28,261

		36,147,742

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	13,176	$549,835
Altisource Residential Corp.	12,910	388,720
AV Homes, Inc.*	2,865	52,057
Consolidated-Tomoka Land Co.	1,803	65,431
Forestar Group, Inc.*	10,596	225,377
Kennedy-Wilson Holdings, Inc.	17,376	386,616
RE/MAX Holdings, Inc., Class A*	3,518	112,822
Tejon Ranch Co.*	4,223	155,237

		1,936,095

Road & Rail 0.5%
Arkansas Best Corp.	7,840	264,051
Celadon Group, Inc.	6,150	119,802
Heartland Express, Inc.	14,080	276,250
Knight Transportation, Inc.	17,985	329,845
Marten Transport Ltd.	7,187	145,105
Patriot Transportation Holding, Inc.*	2,028	84,182
Quality Distribution, Inc.*	6,446	82,702
Roadrunner Transportation Systems, Inc.*	5,681	153,103
Saia, Inc.*	7,431	238,164
Swift Transportation Co.* (a)	25,657	569,842
Universal Truckload Services, Inc.	1,655	50,494
Werner Enterprises, Inc. (a)	13,998	346,171
YRC Worldwide, Inc.* (a)	3,377	58,658

		2,718,369

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.*	12,012	274,594
Alpha & Omega Semiconductor Ltd.*	5,370	41,403
Ambarella, Inc.*	5,623	190,788
Amkor Technology, Inc.* (a)	21,349	130,869
ANADIGICS, Inc.*	24,807	45,645
Applied Micro Circuits Corp.*	22,376	299,391
ATMI, Inc.*	9,766	295,031
Axcelis Technologies, Inc.*	33,427	81,562
Brooks Automation, Inc.	20,303	212,978
Cabot Microelectronics Corp.*	7,113	325,064
Cavium, Inc.*	15,705	541,980
Ceva, Inc.*	6,762	102,918
Cirrus Logic, Inc.* (a)	19,391	396,158
Cohu, Inc.	7,573	79,516
Cypress Semiconductor Corp.*	45,012	472,626
Diodes, Inc.*	10,976	258,595
DSP Group, Inc.*	6,160	59,814
Entegris, Inc.*	42,634	494,554
Entropic Communications, Inc.*	27,408	129,092
Exar Corp.*	11,708	138,037
FormFactor, Inc.*	16,591	99,878
GSI Technology, Inc.*	6,149	40,829
GT Advanced Technologies, Inc.* (a)	41,017	357,668
Hittite Microwave Corp.*	9,642	595,201
Inphi Corp.*	8,011	103,342
Integrated Device Technology, Inc.*	40,331	410,973

28

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Integrated Silicon Solution, Inc.*	8,575	$103,672
Intermolecular, Inc.*	5,465	26,888
International Rectifier Corp.*	21,241	553,753
Intersil Corp., Class A	38,926	446,481
IXYS Corp.	7,423	96,276
Kopin Corp.*	20,350	85,877
Lattice Semiconductor Corp.*	35,426	195,197
LTX-Credence Corp.*	14,565	116,374
M/A-COM Technology Solutions Holdings, Inc.*	3,211	54,555
MaxLinear, Inc., Class A*	7,406	77,245
Micrel, Inc.	14,268	140,825
Microsemi Corp.*	28,427	709,254
MKS Instruments, Inc.	16,220	485,627
Monolithic Power Systems, Inc.*	11,252	389,994
MoSys, Inc.* (a)	14,448	79,753
Nanometrics, Inc.*	7,061	134,512
NeoPhotonics Corp.*	6,130	43,278
NVE Corp.*	1,459	85,031
OmniVision Technologies, Inc.*	16,512	284,006
PDF Solutions, Inc.*	7,691	197,043
Peregrine Semiconductor Corp.*	8,213	60,858
Pericom Semiconductor Corp.*	7,117	63,057
Photronics, Inc.*	18,609	168,039
PLX Technology, Inc.*	13,844	91,094
PMC-Sierra, Inc.*	62,430	401,425
Power Integrations, Inc.	8,866	494,900
Rambus, Inc.*	34,164	323,533
RF Micro Devices, Inc.*	86,064	444,090
Rubicon Technology, Inc.* (a)	5,310	52,835
Rudolph Technologies, Inc.*	10,080	118,339
Semtech Corp.*	20,607	520,945
Sigma Designs, Inc.*	9,471	44,703
Silicon Image, Inc.*	23,619	145,257
Spansion, Inc., Class A*	14,473	201,030
SunEdison, Inc.*	81,535	1,064,032
SunPower Corp.* (a)	12,616	376,083
Supertex, Inc.*	3,015	75,526
Tessera Technologies, Inc.	16,145	318,218
TriQuint Semiconductor, Inc.*	49,963	416,691
Ultra Clean Holdings, Inc.*	7,406	74,282
Ultratech, Inc.*	8,486	246,094
Veeco Instruments, Inc.*	11,978	394,196

		16,579,374

Software 4.1%
Accelrys, Inc.*	17,085	162,991
ACI Worldwide, Inc.*	12,189	792,285
Actuate Corp.*	14,441	111,340
Advent Software, Inc.	9,983	349,305
American Software, Inc., Class A	7,355	72,594
Aspen Technology, Inc.*	28,667	1,198,281
AVG Technologies NV*	7,374	126,906

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Barracuda Networks, Inc.* (a)	1,255	$49,798
Blackbaud, Inc.	13,964	525,745
Bottomline Technologies de, Inc.*	11,569	418,335
BroadSoft, Inc.*	8,579	234,550
Callidus Software, Inc.*	12,297	168,838
CommVault Systems, Inc.*	14,219	1,064,719
Comverse, Inc.*	6,812	264,306
Covisint Corp.*	2,162	27,133
Cyan, Inc.* (a)	2,521	13,336
Digimarc Corp.	1,956	37,672
Ebix, Inc. (a)	9,552	140,605
Ellie Mae, Inc.* (a)	8,046	216,196
Epiq Systems, Inc.	9,624	156,005
ePlus, Inc.*	1,145	65,082
Fair Isaac Corp.	10,977	689,795
FleetMatics Group PLC* (a)	5,311	229,701
Gigamon, Inc.*	2,358	66,213
Glu Mobile, Inc.* (a)	19,851	77,220
Guidance Software, Inc.*	5,120	51,712
Guidewire Software, Inc.*	14,924	732,321
Imperva, Inc.*	6,176	297,251
Infoblox, Inc.*	16,195	534,759
Interactive Intelligence Group, Inc.*	4,736	319,017
Jive Software, Inc.* (a)	12,110	136,237
Manhattan Associates, Inc.*	5,953	699,358
Mavenir Systems, Inc.*	1,636	18,258
Mentor Graphics Corp.	29,175	702,242
MicroStrategy, Inc., Class A*	2,768	343,896
Mitek Systems, Inc.* (a)	7,489	44,485
Model N, Inc.*	2,583	30,453
Monotype Imaging Holdings, Inc.	11,692	372,507
Netscout Systems, Inc.*	11,070	327,561
Pegasystems, Inc.	5,317	261,490
Progress Software Corp.*	15,873	410,000
Proofpoint, Inc.*	7,011	232,555
PROS Holdings, Inc.*	6,875	274,312
PTC, Inc.*	36,599	1,295,239
QAD, Inc., Class A	1,774	31,329
Qlik Technologies, Inc.*	26,622	708,944
Qualys, Inc.*	4,566	105,520
Rally Software Development Corp.*	2,126	41,351
RealPage, Inc.* (a)	14,236	332,838
Rosetta Stone, Inc.*	3,594	43,919
Sapiens International Corp. NV	5,877	45,312
Seachange International, Inc.*	10,096	122,767
Silver Spring Networks, Inc.*	1,785	37,485
SS&C Technologies Holdings, Inc.*	17,819	788,669
Synchronoss Technologies, Inc.*	8,908	276,771
Take-Two Interactive Software, Inc.*	24,772	430,290
Tangoe, Inc.* (a)	9,539	171,797
TeleCommunication Systems, Inc., Class A*	14,947	34,677
Telenav, Inc.*	5,305	34,960
TiVo, Inc.*	38,740	508,269

29

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Tyler Technologies, Inc.*	9,637	$984,227
Ultimate Software Group, Inc. (The)*	8,458	1,295,935
VASCO Data Security International, Inc.*	8,864	68,519
Verint Systems, Inc.*	16,116	692,021
VirnetX Holding Corp.* (a)	12,920	250,777
Vringo, Inc.* (a)	20,821	61,630

		21,410,611

Specialty Retail 3.2%
Aeropostale, Inc.* (a)	24,014	218,287
America’s Car-Mart, Inc.*	2,446	103,295
Ann, Inc.*	14,429	527,524
Asbury Automotive Group, Inc.*	9,535	512,411
Barnes & Noble, Inc.*	12,413	185,574
bebe stores, inc.	10,648	56,647
Big 5 Sporting Goods Corp.	5,099	101,062
Body Central Corp.* (a)	5,159	20,326
Brown Shoe Co., Inc.	13,235	372,433
Buckle, Inc. (The) (a)	8,546	449,178
Cato Corp. (The), Class A	8,434	268,201
Children’s Place Retail Stores, Inc. (The)*	7,065	402,493
Christopher & Banks Corp.*	11,252	96,092
Citi Trends, Inc.*	4,678	79,526
Conn’s, Inc.*	6,868	541,130
Container Store Group, Inc. (The)* (a)	4,383	204,292
Destination Maternity Corp.	4,159	124,271
Destination XL Group, Inc.*	12,967	85,193
Express, Inc.*	26,114	487,548
Finish Line, Inc. (The), Class A	15,062	424,296
Five Below, Inc.* (a)	10,039	433,685
Francesca’s Holdings Corp.* (a)	13,472	248,019
Genesco, Inc.*	7,345	536,626
Group 1 Automotive, Inc.	6,653	472,496
Haverty Furniture Cos., Inc.	6,046	189,240
hhgregg, Inc.*	3,868	54,036
Hibbett Sports, Inc.* (a)	7,953	534,521
Jos. A. Bank Clothiers, Inc.*	8,553	468,106
Kirkland’s, Inc.*	4,270	101,071
Lithia Motors, Inc., Class A	6,792	471,501
Lumber Liquidators Holdings, Inc.* (a)	8,406	864,893
MarineMax, Inc.*	7,089	113,991
Mattress Firm Holding Corp.* (a)	4,112	176,980
Men’s Wearhouse, Inc. (The)	14,523	741,835
Monro Muffler Brake, Inc. (a)	9,566	539,140
New York & Co., Inc.*	8,894	38,867
Office Depot, Inc.*	146,930	777,260
Pacific Sunwear of California, Inc.*	14,213	47,471
Penske Automotive Group, Inc.	12,928	609,684
Pep Boys-Manny, Moe & Jack (The)*	16,262	197,421
Pier 1 Imports, Inc.	29,009	669,528
RadioShack Corp.* (a)	30,129	78,335
Rent-A-Center, Inc.	16,338	544,709
Restoration Hardware Holdings, Inc.*	5,410	364,093

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Sears Hometown and Outlet Stores, Inc.*	2,676	$68,238
Select Comfort Corp.* (a)	17,033	359,226
Shoe Carnival, Inc.	4,573	132,663
Sonic Automotive, Inc., Class A	11,918	291,753
Stage Stores, Inc. (a)	10,003	222,267
Stein Mart, Inc.	8,477	114,016
Systemax, Inc.*	3,358	37,777
Tile Shop Holdings, Inc.* (a)	5,614	101,445
Tilly’s, Inc., Class A*	3,008	34,442
Trans World Entertainment Corp.*	3,186	14,082
Vitamin Shoppe, Inc.*	9,286	482,965
West Marine, Inc.*	5,186	73,797
Wet Seal, Inc. (The), Class A*	26,923	73,500
Winmark Corp.	695	64,371
Zale Corp.*	9,902	156,154
Zumiez, Inc.*	6,470	168,220

		16,928,203

Textiles, Apparel & Luxury Goods 1.4%
American Apparel, Inc.* (a)	18,487	22,739
Columbia Sportswear Co. (a)	3,952	311,220
Crocs, Inc.*	26,967	429,315
Culp, Inc.	2,531	51,759
Fifth & Pacific Cos., Inc.*	36,704	1,177,097
G-III Apparel Group Ltd.*	5,135	378,912
Iconix Brand Group, Inc.*	15,785	626,665
Jones Group, Inc. (The)	24,503	366,565
Movado Group, Inc.	5,407	237,962
Oxford Industries, Inc.	4,114	331,876
Perry Ellis International, Inc.*	3,727	58,849
Quiksilver, Inc.*	40,574	355,834
RG Barry Corp.	3,046	58,788
Skechers U.S.A., Inc., Class A*	11,834	392,060
Steven Madden Ltd.*	18,408	673,549
Tumi Holdings, Inc.*	14,653	330,425
Unifi, Inc.*	4,537	123,588
Vera Bradley, Inc.* (a)	6,625	159,265
Vince Holding Corp.*	3,499	107,314
Wolverine World Wide, Inc.	30,710	1,042,912

		7,236,694

Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp.	27,039	373,949
Banc of California, Inc.	4,979	66,768
Bank Mutual Corp.	14,449	101,287
BankFinancial Corp.	6,580	60,273
BBX Capital Corp., Class A*	2,285	35,646
Beneficial Mutual Bancorp, Inc.*	9,900	108,108
Berkshire Hills Bancorp, Inc.	7,715	210,388
BofI Holding, Inc.*	3,702	290,348
Brookline Bancorp, Inc.	21,460	205,372
Capitol Federal Financial, Inc.	45,625	552,519
Charter Financial Corp.	7,022	75,627

30

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Clifton Savings Bancorp, Inc.	2,619	$33,523
Dime Community Bancshares, Inc.	9,779	165,461
Doral Financial Corp.*	2,011	31,492
ESB Financial Corp.	4,038	57,340
ESSA Bancorp, Inc.	2,701	31,224
Essent Group Ltd.* (a)	6,904	166,110
EverBank Financial Corp.	24,644	451,971
Federal Agricultural Mortgage Corp., Class C	3,156	108,093
First Defiance Financial Corp.	2,957	76,793
First Federal Bancshares of Arkansas, Inc.*	1,065	9,266
First Financial Northwest, Inc.	4,615	47,858
Flagstar Bancorp, Inc.*	6,080	119,290
Fox Chase Bancorp, Inc.	3,775	65,610
Franklin Financial Corp.*	3,266	64,601
Hingham Institution for Savings	370	29,041
Home Bancorp, Inc.*	2,046	38,567
Home Loan Servicing Solutions Ltd.	21,778	500,241
HomeStreet, Inc.	3,938	78,760
Kearny Financial Corp.*	4,535	52,742
Meridian Interstate Bancorp, Inc.*	2,598	58,663
Meta Financial Group, Inc.	1,780	71,787
MGIC Investment Corp.*	99,229	837,493
NASB Financial, Inc.	1,292	39,018
Northfield Bancorp, Inc.	17,879	236,003
Northwest Bancshares, Inc.	28,723	424,526
OceanFirst Financial Corp.	4,251	72,820
Oritani Financial Corp.	13,889	222,918
PennyMac Financial Services, Inc., Class A*	3,934	69,042
Provident Financial Holdings, Inc.	2,862	42,930
Provident Financial Services, Inc.	18,278	353,131
Radian Group, Inc. (a)	52,903	746,990
Rockville Financial, Inc.	7,959	113,097
Sterling Bancorp	25,621	342,553
Stonegate Mortgage Corp.* (a)	2,457	40,614
Territorial Bancorp, Inc.	3,247	75,330
Tree.com, Inc.*	1,939	63,677
TrustCo Bank Corp.	29,048	208,565
United Community Financial Corp.*	15,055	53,746
United Financial Bancorp, Inc.	6,007	113,472
Walker & Dunlop, Inc.*	5,009	80,996
Waterstone Financial, Inc.*	2,229	24,742
Westfield Financial, Inc.	5,744	42,850
WSFS Financial Corp.	2,402	186,227

		8,729,458

Tobacco 0.2%
Alliance One International, Inc.*	26,953	82,207
Universal Corp. (a)	7,124	388,970
Vector Group Ltd. (a)	19,349	316,743

		787,920

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors 1.0%
Aceto Corp.	8,388	$209,784
Aircastle Ltd.	20,960	401,594
Applied Industrial Technologies, Inc.	12,896	633,065
Beacon Roofing Supply, Inc.*	14,900	600,172
BlueLinx Holdings, Inc.*	10,603	20,676
CAI International, Inc.*	5,241	123,530
DXP Enterprises, Inc.*	2,895	333,504
H&E Equipment Services, Inc.*	9,091	269,366
Houston Wire & Cable Co.	5,464	73,108
Kaman Corp.	8,274	328,726
Rush Enterprises, Inc., Class A*	10,616	314,764
TAL International Group, Inc. (a)	10,360	594,146
Textainer Group Holdings Ltd. (a)	6,523	262,355
Titan Machinery, Inc.* (a)	5,220	93,020
Watsco, Inc.	7,859	754,936

		5,012,746

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	12,606	276,324

Water Utilities 0.2%
American States Water Co.	11,809	339,272
Artesian Resources Corp., Class A	2,288	52,510
California Water Service Group	14,619	337,260
Connecticut Water Service, Inc.	3,317	117,787
Consolidated Water Co., Ltd.	4,515	63,661
Middlesex Water Co.	4,819	100,910
Pure Cycle Corp.* (a)	5,394	34,144
SJW Corp.	4,735	141,056
York Water Co. (The)	3,984	83,385

		1,269,985

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	5,571	35,710
Leap Wireless International, Inc.*	16,521	287,465
NII Holdings, Inc.* (a)	53,114	146,063
NTELOS Holdings Corp.	4,685	94,778
RingCentral, Inc., Class A*	2,596	47,689
Shenandoah Telecommunications Co.	7,301	187,417
USA Mobility, Inc.	6,568	93,791

		892,913

Total Common Stocks (cost $342,877,691)		510,419,802

31

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

Right 0.0%†

	Number of Rights	Market Value

Oil, Gas & Consumable Fuels 0.0%†
EXCO Resources, Inc., expiring 01/09/14* (a)	41,530	$6,645

Total Right (cost $— )		6,645

Warrant 0.0%

	Number of Warrants	Market Value

Oil, Gas & Consumable Fuels 0.0%
Magnum Hunter Resources Corp., expiring 04/15/16* (a)(b)	5,351	0

Total Warrant (cost $— )		0

Mutual Fund 3.1%

	Shares	Market Value

Money Market Fund 3.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.07% (c)	16,234,594	16,234,594

Total Mutual Fund (cost $16,234,594)		16,234,594

Repurchase Agreements 11.8%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $18,000,005, collateralized by U.S. Government Agency Securities, ranging from 0.00%-6.75%, maturing 01/30/14-06/12/37; total market value $18,360,028. (d)	$18,000,000	18,000,000
Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14 repurchase price $3,000,133, collateralized by U.S. Government Treasury Securities, 0.13%, maturing 04/15/17-01/15/23; total market value $3,060,001. (d)	3,000,000	3,000,000
Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $25,000,389, collateralized by U.S. Government Treasury Securities, 1.88%, maturing 07/15/15-07/15/19; total market value $25,500,001. (d)	25,000,000	25,000,000

Repurchase Agreements (continued)

	Principal Amount	Market Value

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14 repurchase price $16,558,598, collateralized by U.S. Government Agency Securities ranging from 1.63%-12.50%, maturing 04/15/14-12/15/43; total market value $16,889,765. (d)	$16,558,594	$16,558,594

Total Repurchase Agreements (cost $62,558,594)		62,558,594

Total Investments (cost $421,670,879) (e) — 111.6%		589,219,635

Liabilities in excess of other assets — (11.6%)		(61,281,988)

NET ASSETS — 100.0%		$527,937,647

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $60,864,321.

(b)	Fair Valued Security

(c)	Represents 7-day effective yield as of December 31, 2013.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $62,558,594.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AMBAC	American Municipal Bond Assurance Corporation

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

RE	Reinsured

REIT	Real Estate Investment Trust

SA	Stock Company

32

Statement of Investments (Continued)

December 31, 2013

NVIT Small Cap Index Fund (Continued)

At December 31, 2013, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
150	Russell 2000 Mini Future	03/21/14	$17,421,000	$822,375

At December 31, 2013, the Fund has $642,000 segregated as collateral with the broker for open futures contracts.

33

Statement of Assets and Liabilities

December 31, 2013

NVIT Small Cap Index Fund
Assets:
Investments, at value* (cost $359,112,285)	$526,661,041
Repurchase agreements, at value and cost	62,558,594

Total Investments	589,219,635

Deposits with broker for futures contracts	642,000
Dividends receivable	610,154
Security lending income receivable	95,684
Receivable for investments sold	7,193
Receivable for capital shares issued	265,026
Receivable for variation margin on futures contracts	71,336
Prepaid expenses	1,067

Total Assets	590,912,095

Liabilities:
Payable for investments purchased	33,439
Payable for capital shares redeemed	250,565
Cash overdraft (Note 2)	4,880
Payable upon return of securities loaned (Note 2)	62,558,594
Accrued expenses and other payables:
Investment advisory fees	83,040
Fund administration fees	16,711
Distribution fees	2,040
Administrative servicing fees	357
Accounting and transfer agent fees	1,568
Trustee fees	415
Custodian fees	3,082
Compliance program costs (Note 3)	20
Professional fees	8,432
Printing fees	11,112
Other	193

Total Liabilities	62,974,448

Net Assets	$527,937,647

Represented by:
Capital	$345,119,658
Accumulated undistributed net investment income	530,609
Accumulated net realized gains from investments and futures transactions	13,916,249
Net unrealized appreciation/(depreciation) from investments	167,548,756
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	822,375

Net Assets	$527,937,647

*	Includes value of securities on loan of $60,864,321 (Note 2).

34

Statement of Assets and Liabilities (Continued)

December 31, 2013

NVIT Small Cap Index Fund
Net Assets:
Class II Shares	$10,733,829
Class Y Shares	517,203,818

Total	$527,937,647

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	766,185
Class Y Shares	36,882,180

Total	37,648,365

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$14.01
Class Y Shares	$14.02

The accompanying notes are an integral part of these financial statements.

35

Statement of Operations

For the Year Ended December 31, 2013

NVIT Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$6,617,932
Income from securities lending (Note 2)	1,102,669
Foreign tax withholding	(4,317)

Total Income	7,716,284

EXPENSES:
Investment advisory fees	907,532
Fund administration fees	183,039
Distribution fees Class II Shares(a)	6,941
Administrative servicing fees Class II Shares(a)	3,944
Professional fees	38,248
Printing fees	17,811
Trustee fees	16,341
Custodian fees	18,000
Accounting and transfer agent fees	27,710
Compliance program costs (Note 3)	1,598
Other	12,766

Total expenses before earnings credit and fees waived	1,233,930

Earnings credit (Note 4)	(393)
Administrative servicing fees voluntarily waived — Class II(a) (Note 3)	(1,943)

Net Expenses	1,231,594

NET INVESTMENT INCOME	6,484,690

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	29,312,845
Net realized gains from futures transactions (Note 2)	2,678,797

Net realized gains from investments and futures transactions	31,991,642

Net change in unrealized appreciation/(depreciation) from investments	115,920,509
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	576,895

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	116,497,404

Net realized/unrealized gains from investments and futures transactions	148,489,046

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$154,973,736

(a)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

36

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
Operations:
Net investment income	$6,484,690		$8,170,377
Net realized gains from investments and futures transactions	31,991,642		14,978,455
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	116,497,404		41,169,148

Change in net assets resulting from operations	154,973,736		64,317,980

Distributions to Shareholders From:
Net investment income:
Class II	(116,874	)(a)	–
Class Y	(7,058,441)		(7,026,441)

Change in net assets from shareholder distributions	(7,175,315)		(7,026,441)

Change in net assets from capital transactions	(52,831,768)		(23,401,112)

Change in net assets	94,966,653		33,890,427

Net Assets:
Beginning of year	432,970,994		399,080,567

End of year	$527,937,647		$432,970,994

Accumulated undistributed net investment income at end of year	$530,609		$1,617,089

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$10,985,460	(a)	$–
Dividends reinvested	116,874	(a)	–
Cost of shares redeemed	(1,124,361	)(a)	–

Total Class II Shares	9,977,973	(a)	–

Class Y Shares
Proceeds from shares issued	13,868,029		29,587,785
Dividends reinvested	7,058,441		7,026,441
Cost of shares redeemed	(83,736,211)		(60,015,338)

Total Class Y Shares	(62,809,741)		(23,401,112)

Change in net assets from capital transactions	$(52,831,768)		$(23,401,112)

(a)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013.

37

Statements of Changes in Net Assets (Continued)

	NVIT Small Cap Index Fund
	Year Ended December 31, 2013		Year Ended December 31, 2012
SHARE TRANSACTIONS:
Class II Shares
Issued	845,147	(a)	–
Reinvested	8,709	(a)	–
Redeemed	(87,671	)(a)	–

Total Class II Shares	766,185	(a)	–

Class Y Shares
Issued	1,121,660		3,040,025
Reinvested	527,025		706,108
Redeemed	(7,006,286)		(6,091,815)

Total Class Y Shares	(5,357,601)		(2,345,682)

Total change in shares	(4,591,416)		(2,345,682)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

38

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(c)	Portfolio Turnover (d)
Class II Shares
Period Ended December 31, 2013 (e)(f)	$11.20	0.11	2.88	2.99	(0.18)	(0.18)	$14.01	26.80%	$10,733,829	0.57%	1.28%	0.64%	14.32%

Class Y Shares
Year Ended December 31, 2013 (e)	$10.25	0.17	3.79	3.96	(0.19)	(0.19)	$14.02	38.75%	$517,203,818	0.26%	1.36%	0.26%	14.32%
Year Ended December 31, 2012 (e)	$8.95	0.19	1.28	1.47	(0.17)	(0.17)	$10.25	16.46%	$432,970,994	0.26%	1.93%	0.26%	15.42%
Year Ended December 31, 2011 (e)	$9.43	0.11	(0.50)	(0.39)	(0.09)	(0.09)	$8.95	(4.15%)	$399,080,567	0.25%	1.16%	0.27%	29.80%
Year Ended December 31, 2010 (e)	$7.54	0.10	1.90	2.00	(0.11)	(0.11)	$9.43	26.65%	$355,539,134	0.27%	1.24%	0.28%	19.24%
Year Ended December 31, 2009 (e)	$6.00	0.08	1.53	1.61	(0.07)	(0.07)	$7.54	26.95%	$289,888,931	0.30%	1.28%	0.30%	30.26%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 2, 2013 (commencement of operations) through December 31, 2013. Total return is calculated based on inception date of May 1, 2013 through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

39

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance and Nationwide Life and Annuity Insurance company, other unaffiliated insurance companies, and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m.

40

Notes to Financial Statements (Continued)

December 31, 2013

Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,070,825	$—	$—	$9,070,825
Air Freight & Logistics	2,375,661	—	—	2,375,661
Airlines	2,478,155	—	—	2,478,155
Auto Components	5,031,907	—	—	5,031,907
Automobiles	235,137	—	—	235,137
Beverages	837,784	—	—	837,784
Biotechnology	21,065,518	—	—	21,065,518

41

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Building Products	$3,979,404	$—	$—	$3,979,404
Capital Markets	14,350,377	—	—	14,350,377
Chemicals	12,055,688	—	—	12,055,688
Commercial Banks	37,165,536	—	—	37,165,536
Commercial Services & Supplies	10,741,175	—	—	10,741,175
Communications Equipment	9,200,223	—	—	9,200,223
Computers & Peripherals	2,648,680	—	—	2,648,680
Construction & Engineering	4,361,144	—	—	4,361,144
Construction Materials	810,111	—	—	810,111
Consumer Finance	3,875,789	—	—	3,875,789
Containers & Packaging	1,276,085	—	—	1,276,085
Distributors	1,292,523	—	—	1,292,523
Diversified Consumer Services	6,134,247	—	—	6,134,247
Diversified Financial Services	1,632,183	—	—	1,632,183
Diversified Telecommunication Services	2,958,397	—	—	2,958,397
Electric Utilities	6,853,225	—	—	6,853,225
Electrical Equipment	8,061,013	—	—	8,061,013
Electronic Equipment, Instruments & Components	13,913,868	—	—	13,913,868
Energy Equipment & Services	9,181,505	—	—	9,181,505
Food & Staples Retailing	7,033,770	—	—	7,033,770
Food Products	8,464,914	—	—	8,464,914
Gas Utilities	4,366,793	—	—	4,366,793
Health Care Equipment & Supplies	18,054,497	—	—	18,054,497
Health Care Providers & Services	13,175,353	—	—	13,175,353
Health Care Technology	4,570,419	—	—	4,570,419
Hotels, Restaurants & Leisure	14,397,300	—	—	14,397,300
Household Durables	5,788,133	—	—	5,788,133
Household Products	1,140,707	—	—	1,140,707
Independent Power Producers & Energy Traders	1,140,001	—	—	1,140,001
Industrial Conglomerates	457,765	—	—	457,765
Information Technology Services	11,391,277	—	—	11,391,277
Insurance	12,396,741	—	—	12,396,741
Internet & Catalog Retail	2,254,750	—	—	2,254,750
Internet Software & Services	15,670,041	—	—	15,670,041
Leisure Equipment & Products	2,795,598	—	—	2,795,598
Life Sciences Tools & Services	2,091,273	—	—	2,091,273
Machinery	16,921,320	—	—	16,921,320
Marine	416,085	—	—	416,085
Media	7,469,243	—	—	7,469,243
Metals & Mining	7,142,093	—	—	7,142,093
Multiline Retail	653,255	—	—	653,255
Multi-Utilities	1,734,176	—	—	1,734,176
Oil, Gas & Consumable Fuels	18,647,704	16,081	—	18,663,785
Paper & Forest Products	3,769,014	—	—	3,769,014
Personal Products	1,695,837	—	—	1,695,837
Pharmaceuticals	8,099,497	—	—	8,099,497
Professional Services	7,153,571	—	—	7,153,571
Real Estate Investment Trusts (REITs)	36,147,742	—	—	36,147,742
Real Estate Management & Development	1,936,095	—	—	1,936,095
Road & Rail	2,718,369	—	—	2,718,369
Semiconductors & Semiconductor Equipment	16,579,374	—	—	16,579,374
Software	21,410,611	—	—	21,410,611

42

Notes to Financial Statements (Continued)

December 31, 2013

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Specialty Retail	$16,928,203	$—	$—	$16,928,203
Textiles, Apparel & Luxury Goods	7,236,694	—	—	7,236,694
Thrifts & Mortgage Finance	8,729,458	—	—	8,729,458
Tobacco	787,920	—	—	787,920
Trading Companies & Distributors	5,012,746	—	—	5,012,746
Transportation Infrastructure	276,324	—	—	276,324
Water Utilities	1,269,985	—	—	1,269,985
Wireless Telecommunication Services	892,913	—	—	892,913
Total Common Stocks	$510,403,721	$16,081	$—	$510,419,802
Futures Contracts	822,375	—	—	822,375
Mutual Fund	16,234,594	—	—	16,234,594
Repurchase Agreements	—	62,558,594	—	62,558,594
Right	6,645	—	—	6,645
Warrant	—	—	—	—
Total	$527,467,335	$62,574,675	$—	$590,042,010

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the year ended December 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the year ended December 31, 2013, the Fund held 1 common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $4,880 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are

43

Notes to Financial Statements (Continued)

December 31, 2013

included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of December 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of December 31, 2013

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts*
Equity risk	Unrealized appreciation from futures contracts	$822,375
Total		$822,375

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

44

Notes to Financial Statements (Continued)

December 31, 2013

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2013

Realized Gain/(Loss):	Total
Futures Contracts Equity risk	$2,678,797
Total	$2,678,797

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Year Ended December 31, 2013

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Equity risk	$576,895
Total	$576,895

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the Fund during the year ended December 31, 2013.

(e)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. At December 31, 2013, the futures contracts agreement does not permit the Fund to enforce a netting arrangement.

(f)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans

45

Notes to Financial Statements (Continued)

December 31, 2013

justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

(g)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $190,000,053, collateralized by U.S. Government Agency Securities ranging 0.00% – 6.75%, maturing 01/30/14 – 06/12/37; total market value $193,800,295.

Goldman Sachs & Co., 0.05%, dated 12/06/13, due 01/07/14, repurchase price $300,013,333, collateralized by U.S. Government Treasury Securities 0.13%, maturing 04/15/17 – 01/15/23; total market value $306,000,063.

Goldman Sachs & Co., 0.04%, dated 12/24/13, due 01/07/14, repurchase price $500,007,778, collateralized by U.S. Government Treasury Securities 1.88%, maturing 07/15/15 – 07/15/19; total market value $510,000,029.

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting arrangement.

46

Notes to Financial Statements (Continued)

December 31, 2013

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities. These characterizations are reflected in the accompanying financial statements.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to passive foreign investment company gain/loss on sales, REIT returns of capital dividends, and REIT capital gain dividend reclassifications. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated undistributed net investment income	Accumulated net realized gains from investments and futures transactions
$(322)	$(395,855)	$396,177

(j)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

47

Notes to Financial Statements (Continued)

December 31, 2013

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid NFA investment advisory fees according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1.5 billion	0.19%
$1.5 billion up to $3 billion	0.17%
$3 billion and more	0.16%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.28% for all share classes until April 30, 2014.

48

Notes to Financial Statements (Continued)

December 31, 2013

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, there were no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $183,039 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $1,598.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate of 0.25%.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of 0.15% of the average daily net assets of Class II shares. The Trust and NFS have entered into a written contract waiving 0.07% of these fees for Class II shares of the Fund until April 30, 2014. During the year ended December 31, 2013, the waiver of such administrative services fees by NFS amounted to $1,943.

49

Notes to Financial Statements (Continued)

December 31, 2013

For the year ended December 31, 2013, NFS earned $2,001 in administrative services fees from the Fund.

4. Bank	Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5. Investment	Transactions

For the year ended December 31, 2013, the Fund had purchases of $67,050,682 and sales of $122,759,056 (excluding short-term securities).

6. Portfolio	Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

50

Notes to Financial Statements (Continued)

December 31, 2013

7. Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8. Recaptured	Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $0 of brokerage commissions.

9. Federal	Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$7,175,315	$—	$7,175,315	$—	$7,175,315

Amounts designated as “—” are zero or have been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$7,026,441	$—	$7,026,441	$—	$7,026,441

Amounts designated as “—” are zero or have been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$876,545	$24,738,085	$25,614,630	$—	$157,203,359	$182,817,989

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

51

Notes to Financial Statements (Continued)

December 31, 2013

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$432,016,276	$185,540,318	$(28,336,959)	$157,203,359

During the year ended December 31, 2013, for federal income tax purposes, the Fund utilized capital loss carryforwards of $6,928,152 to offset capital gains.

10. Subsequent	Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

52

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Small Cap Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NVIT Small Cap Index Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

53

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

For the taxable period ended December 31, 2013, the percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations is 57.10%.

54

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
				International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

55

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

56

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

57

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

58

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

59

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

60

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

61

Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

62

Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

63

Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

64

Annual Report

December 31, 2013

Templeton NVIT International Value Fund

AR-IV 2/14

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders at nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at sec.gov.

Investors should carefully consider a fund’s (and, if applicable, each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust (NVIT), please call 1-800-848-6331. Please read the Fund’s summary prospectus and/or prospectus and its accompanying product prospectus carefully before investing any money.

Shares of NVIT Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS).

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, OH. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, Columbus, OH. In MI only: Nationwide Investment Services Corporation. NISC is not an affiliate of any subadviser discussed in this material, except Nationwide Asset Management, LLC (NWAM).

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not an affiliate of any subadviser discussed in this material, except NWAM.

Nationwide, Nationwide Financial, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

© 2014 Nationwide Funds Group. All rights reserved.

Nationwide Funds®

Message to Shareholders

December 31, 2013

Dear Shareholder,

Healing is a gradual process requiring patience and care. Since the 2008 financial crisis, investors have watched and waited for signs of a sustainable economic recovery. We continue to be optimistic based on the signs we currently see. During 2013, most of the world’s economies continued to strengthen and conditions improved for many investors.

Domestically, economic progress was evident as unemployment, the gross domestic product and the housing market showed modest indications of improvement throughout 2013. Year over year, broad U.S. stock market performance increased 100% for 2013, with out-sized gains for the S&P 500® Index at 32% versus 16% for 2012. Still, many investors’ portfolio returns were tempered during the reporting period by low-yielding fixed-income investments. The Barclays U.S. Aggregate Bond Index registered -2.0% for the reporting period. More market mending is still needed.

Patient, dedicated investors understand that taking incremental, consistent steps in the right direction may be the best way to restore and maintain financial health. The ancient Greek physician and philosopher Hippocrates said, “Healing is a matter of time, but it is sometimes also a matter of opportunity.”

You have taken advantage of an opportunity. As an investor in the Nationwide Variable Insurance Trust (NVIT) Funds, you are positioned for potential benefits from long-term investment solutions driven by consistent diversification and careful risk management. Overall, the NVIT Funds performed well in 2013. As of year end 2013, NVIT Funds lineup included six funds with 4-star ratings from Morningstar®. In addition, 24% of our NVIT Funds with at least a three-year performance history ranked in the top quartile of their Lipper peer categories.

No matter what the current economic climate, you can be confident that we at Nationwide Funds have the wisdom and perspective that come from a long history of looking out for our customers. For more than 80 years, we have nurtured our customers’ assets through all phases of market cycles.

Thank you for investing with Nationwide Variable Insurance Trust.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Variable Insurance Trust

1

Important Disclosures

Morningstar Ratings reflect risk-adjusted performance. The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with the Fund’s 3-, 5- and 10-year (if applicable) periods.

Morningstar Ratings metrics. Morningstar Ratings are based solely on a proprietary mathematical formula based on measures of risk and performance that it recalculates each month. The ratings formula measures the amount of variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees) emphasizing downward variations and rewarding consistency. Ratings are subject to change every month. The top 10% of the funds in the category receive 5 stars; the next 22.5%, 4 stars; the next 35%, 3 stars; the next 22.5%, 2 stars; and the bottom 10%, 1 star. Other share classes may have different performance characteristics.

Ratings are based on each Fund’s Class II performance. Current fund performance may be higher or lower, which may change a fund’s star rating. Despite high ratings, funds may have experienced negative performance during the period. Performance may reflect a waiver of part of a fund’s fees for certain periods since inception, without which returns would have been lower.

© 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

The information is provided for educational purposes only and should not be considered investment advice. Lipper rankings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.

Rankings are based on the one-year performance of Class II shares of the Funds for the period ended December 31, 2013.

2

Economic Review

During the year ended December 31, 2013, domestic and international equity markets delivered strong performance. Domestic equities experienced a broad-based rally, with the S&P 500® Index delivering 32% and nearly all sectors and capitalization ranges posting strong returns. More specifically, small-capitalization stocks outperformed large-cap stocks, and growth and value returns were roughly equal. International equities also produced solid returns for the period, with developed markets outperforming emerging markets. Fixed-income market results for the year were mixed, as credit-sensitive indexes exhibited positive returns, while rate-sensitive indexes were adversely affected by rising Treasury yields.

Domestically, the reporting period was dominated by economic and financial news from Washington. The main areas of focus consisted of a heated debate on the fiscal cliff and concerns about the tapering (gradual reduction) of the Federal Reserve’s Quantitative Easing (“QE”) policy. The temporary federal government shutdown and rhetoric in Congress related to raising the debt ceiling affected trading in August, September and October 2013.

The S&P 500 Index was up 10 of the 12 months of calendar-year 2013, including January through May and September through December.

The first quarter of calendar-year 2013 saw a substantial rally, with the S&P 500 Index up 10.6% on relief over a conclusion to a contentious election season and the implementation of the federal spending cuts on March 1. Positive returns continued in the second and third quarters, albeit at a slower rate, with postings of 2.9% and 5.2%, respectively. Volatility increased materially during those quarters after a spike in interest rates, as equity and fixed-income markets reacted to comments from Federal Reserve Chairman Ben Bernanke suggesting a tapering of the Fed’s QE program later in the year. A theme in the market during 2013 was “sell the rumor, buy the news,” as the market sold off modestly into the period of uncertainty and rallied substantially as a conclusion was reached. This was evident in the fourth quarter of 2013, as clarity surrounding the tapering resulted in a 10.5% rally in the S&P 500 Index.

The best-performing sectors in the S&P 500 Index for the period were consumer discretionary, with 43.1%; health care, with 41.4%; and industrials, with 40.7%. Consumer discretionary and industrials benefited from improved profits and expanding valuations, and health care rose in reaction to excitement surrounding new products. The worst-performing sectors were telecommunications, with 11.5%, and utilities, with 13.2%. Telecommunications and utilities were affected on a relative basis by rising rates, as the high dividends paid by these sectors were relatively less attractive.

U.S. economic activity was sluggish at the beginning of 2013 but gradually improved throughout the year. Following a growth rate of 0.1% in the fourth quarter of 2012, gross domestic product (GDP) increased to 1.1% and 2.5%, respectively, in the first and second quarters of 2013, and accelerated to 4.1% in the third quarter. This strength was part of the rationale for the Fed’s decision in December 2013 to commence tapering of the QE program in January 2014. Inflation remained well controlled throughout the annual reporting period, with the Consumer Price Index (CPI) and the core CPI (excluding the volatile food and energy categories) remaining below 2%. Despite job-creation levels coming in lower than during many past recoveries, the unemployment rate continued to decline during the reporting period, falling from 7.9% to 7.0%. This improvement in the jobs picture was aided by the labor participation rate declining to 62.8% from 63.6% the previous year (the figure was more than 66% at the beginning of the 2008 recession).

3

Economic Review (con’t.)

The strong performance in domestic equities was broad based during the reporting period, with small-capitalization stocks outperforming large-cap stocks, and growth and value roughly equal.

Throughout 2013, the performance of international stocks continued to be positive but weaker relative to U.S. stocks. Europe was reminded of the fragile state of the banking systems of its weaker members, this time with Cyprus. Continued political tensions in Greece, sluggish economic growth and worries about a U.S. tapering depressed relative returns through midyear, before the market rallied in response to the stabilization of political and banking system risk. Returns in Asia were mixed, with relative strength in Japan due to the prospect of renewed stimulus by Japan’s central bank and a beneficial exchange rate offset by weakness in the developing economies. Emerging-market stocks were weak on concerns about China’s slowing economic growth, political tensions in Brazil, Turkey, North Korea and the Middle East, and steadily declining commodity prices.

Performance in the fixed-income markets was driven by a sustained period of rising rates throughout most of the reporting period.

Long-term Treasury yields rose meaningfully

during the period, moving from a low of 1.63% in May to a high of 3.04% in December on anticipation and eventual announcement of the tapering of Fed policy. A generally benign economic environment allowed a narrowing of most credit spreads, resulting in positive performance for high-yield bonds. Municipal bonds performed largely in line with the broader index, as the positive impact from the gradual improvement in economic conditions was offset by a few high-profile events, including fears of a possible default of Puerto Rico, the third-largest municipal bond issuer behind California and New York.

Index	Fiscal Year Total Return
S&P 500®	32.39%
Russell 1000® Growth	33.48%
Russell 1000® Value	32.53%
Russell 2000®	38.82%
MSCI World ex USA	21.02%
MSCI Emerging Markets®	-2.60%
Barclays U.S. Aggregate Bond	-2.02%
Barclays U.S. 10-20 Year Treasury Bond	-8.39%
Barclays U.S. 1-3 Year Government/Credit Bond	0.64%
Barclays Municipal Bond	-2.55%
Barclays U.S. Corporate High Yield	7.44%
Barclays Emerging Markets USD Aggregate Bond	-4.12%

4

Fund Commentary	Templeton NVIT International Value Fund

For the annual period ended December 31, 2013, the Templeton NVIT International Value Fund (Class III) returned 20.09% versus 15.29% for its benchmark, the MSCI ACWI ex USA. For broader comparison, the median return for the Fund’s variable insurance products Lipper peer category of International Value Funds (consisting of 64 funds as of December 31, 2013) was 21.78% for the same time period.

Market Overview

The year 2013 brought progress to financial markets and the global economy as stabilization for key financial institutions and declining equity correlations allowed investors to refocus on fundamentals, benefiting the bottom-up stock selection process we use for the Fund.

Leading Contributor

Encouragingly for the Fund and our bottom-up investment discipline, stock selection was largely responsible for the Fund’s outperformance. Industrials, a top sector performer within the Fund, benefited from our stock selection as strategic initiatives and a stabilizing global economy created opportunities among restructuring firms that we viewed as positioned for growth in an economic recovery. For example, Fund holding International Consolidated Airlines Group saw its share price reach a six-year high, and earnings rose as this parent company of British Airways cut costs, rationalized capacity and benefited from recovery in air passenger traffic.

The Fund’s financials holdings benefited from a similar combination of restructuring and an improving economic outlook, particularly in Europe. To us, Dutch financial services firm ING Groep exemplified the progress being made in the sector. Shares rose to a post-financial-crisis high as ING reported improved earnings, mainly resulting from ongoing cost reductions and asset divestitures. Although the Fund’s European financials stocks rallied from historically low valuations, they continued to trade at significant discounts to their global peers and the broader European market. To us, European financials offered further upside potential as restructuring continued amid an improving economic outlook.

The health-care sector was a longstanding overweighting that bolstered relative Fund performance. Swiss biotechnology specialist Roche Holding Ltd.’s shares rallied to a record amid higher oncology medicine sales, and investors appeared to recognize the depth of the company’s product pipeline. In our opinion, valuations remain undemanding, given Roche’s stable outlook, rising margins and strong free cash flow generation, much of which was returned to shareholders as dividends. We continued to find a number of promising biotechnology stocks similar to Roche that had what we viewed as undervalued growth prospects to complement our more mature pharmaceuticals holdings. In our view, major pharmaceuticals firms still offered opportunities but have become more fully valued in recent quarters; consistent with our investment thesis in the sector, cost-cutting, productivity improvements, and strategic mergers and acquisitions have helped big pharmaceutical firms survive the much-feared patent expirations.

During the reporting period, we found fewer opportunities for the Fund in the materials sector. Based on our analysis, valuations for many metals and mining industry stocks did not sufficiently discount overcapacity concerns stemming from poor capital discipline. The Fund benefited from stock selection among deep-value construction materials companies such as Ireland’s CRH and Germany’s HeidelbergCement, as well as from a metals and mining industry underweighting.

Leading Detractors

Stock selection for the Fund in consumer discretionary, which has been a strong sector performer in recent years, dampened relative Fund performance despite gains. Although Japanese photographic and imaging products company Nikon and automobile manufacturer Nissan Motor were among the sector’s underperforming positions, we believed that the stocks remained undervalued. Elsewhere in the sector, we reduced Fund exposure as valuations that we considered lofty allowed us to realize gains on some of our contrarian investments made during periods of extreme economic pessimism.

5

Fund Commentary (con’t.)	Templeton NVIT International Value Fund

The performance of the Fund’s holdings in information technology stocks also trailed benchmark sector returns, pressured by South Korean semiconductor and consumer electronics manufacturer Samsung Electronics. Samsung’s share price retreated amid currency headwinds and handset margin sustainability concerns. The stock has been a successful long-term investment for the Fund even after recent weakness.

Despite healthy gains, the Fund’s telecommunication services holdings also modestly hurt relative Fund performance, mainly due to weakness in certain Chinese telecommunications firms. U.K.-based Vodafone Group’s share price, however, surged after the company sold its stake in U.S. wireless operator Verizon for $130 billion.

Geographically speaking, stock selection and a contrarian overweighting for the Fund in certain European countries during the reporting period notably contributed to relative Fund performance. Stock selection and an underweighting in Japan, however, had a detractive effect on Fund performance.

Subadviser:

Templeton Investment Counsel, LLC

Portfolio Managers:

Antonio T. Docal, CFA; Peter Nori, CFA; and Cindy L. Sweeting, CFA

The Fund is subject to the risks of investing in equity securities, including smaller and mid-sized companies and preferred stock. The Fund is also subject to the risks of investing in foreign securities and convertible securities. The Fund may concentrate on specific sectors or countries, subjecting it to greater volatility than that of other mutual funds. Value funds may underperform other funds that use different investing styles. High double-digit returns are unusual and cannot be sustained. Please refer to the summary prospectus for a more detailed explanation of the Fund’s principal risks.

A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

6

Fund Overview	Templeton NVIT International Value Fund

Objective

The Fund seeks to maximize total return consisting of capital appreciation and/or current income.

Highlights

•	The Templeton NVIT International Value Fund (Class III) returned 20.09%, outperforming the index by 4.80% and underperforming the Lipper peer group by 1.69%.

•	The health-care sector was a longstanding overweighting in the Fund that bolstered relative Fund performance during the reporting period.

•	Stock selection for the Fund in consumer discretionary, which has been a strong sector performer in recent years, dampened relative Fund performance during the reporting period, despite gains.

Asset Allocation†

Common Stocks	97.2%
Mutual Fund	2.7%
Repurchase Agreement	0.4%
Right††	0.0%
Liabilities in excess of other assets	(0.3%)
100.0%

Top Industries†††

Pharmaceuticals	12.4%
Commercial Banks	11.1%
Oil, Gas & Consumable Fuels	9.6%
Insurance	7.6%
Diversified Telecommunication Services	6.3%
Semiconductors & Semiconductor Equipment	3.8%
Industrial Conglomerates	3.7%
Wireless Telecommunication Services	3.7%
Diversified Financial Services	2.9%
Automobiles	2.6%
Other Industries*	36.3%
100.0%

Top Holdings†††

Fidelity Institutional Money Market Fund—Institutional Class	2.7%
Vodafone Group PLC	2.4%
Roche Holding AG	2.3%
ING Groep NV	2.3%
Sanofi	2.2%
Samsung Electronics Co., Ltd.	2.1%
Bayer AG	2.1%
GlaxoSmithKline PLC	2.0%
Telenor ASA	1.9%
BNP Paribas SA	1.9%
Other Holdings*	78.1%
100.0%

†	Percentages indicated are based upon net assets as of December 31, 2013.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

7

Fund Overview (con’t.)	Templeton NVIT International Value Fund

Top Countries†††

United Kingdom	18.9%
France	11.7%
Germany	11.1%
Netherlands	9.8%
Switzerland	7.1%
Japan	5.4%
South Korea	5.3%
Hong Kong	4.3%
Norway	4.2%
Italy	3.5%
Other Countries*	18.7%
100.0%

†††	Percentages indicated are based upon total investments as of December 31, 2013.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

8

Fund Performance	Templeton NVIT International Value Fund

Average Annual Total Return1

(For periods ended December 31, 2013)

	1 Yr.	Inception[2]
Class III	20.09%	14.24%

[1]	The returns reported above do not include the effect of sales charges or additional expenses imposed by variable annuity contracts.

[2]	Since inception date of March 24, 2009.

Expense Ratios

Expense Ratio*
Class III	1.01%

* Current effective prospectus dated May 1, 2013, supplement dated December 18, 2013. Please see the Fund’s most recent prospectus for details.

9

Fund Performance (con’t.)	Templeton NVIT International Value Fund

Performance of a $10,000 Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.

Comparative performance of $10,000 invested in Class III shares of the Templeton NVIT International Value Fund since inception through 12/31/13 versus performance of the MSCI ACWI (All Country World Index) ex USA and the Consumer Price Index (CPI). Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

10

Shareholder Expense Example	Templeton NVIT International Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (July 1, 2013) and continued to hold your shares at the end of the reporting period (December 31, 2013).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from July 1, 2013 through December 31, 2013. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from July 1, 2013 through December 31, 2013. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Templeton NVIT International Value Fund December 31, 2013			Beginning Account Value ($) 07/01/13	Ending Account Value ($) 12/31/13	Expenses Paid During Period ($) 07/01/13 - 12/31/13	Expense Ratio During Period (%) 07/01/13 - 12/31/13
Class III Shares	Actual	[a]	1,000.00	1,194.10	5.48	0.99
	Hypothetical	[a,b]	1,000.00	1,020.21	5.04	0.99

a	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from July 1, 2013 through December 31, 2013 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

b	Represents the hypothetical 5% return before expenses.

11

Statement of Investments

December 31, 2013

Templeton NVIT International Value Fund

Common Stocks 97.2%

	Shares	Market Value

BELGIUM 0.7%
Commercial Banks 0.7%
KBC Groep NV	31,209	$1,774,404

BRAZIL 0.8%
Aerospace & Defense 0.4%
Embraer SA, ADR	34,792	1,119,607

Oil, Gas & Consumable Fuels 0.4%
Petroleo Brasileiro SA, ADR	75,963	1,115,896

		2,235,503

CANADA 1.6%
Energy Equipment & Services 0.6%
Ensign Energy Services, Inc.	33,600	529,186
Trican Well Service Ltd. (a)	84,500	1,032,535

		1,561,721

Oil, Gas & Consumable Fuels 1.0%
Talisman Energy, Inc.	217,800	2,532,200

		4,093,921

CHINA 1.8%
Diversified Telecommunication Services 1.0%
China Telecom Corp., Ltd., H Shares	5,418,000	2,737,251

Insurance 0.8%
China Life Insurance Co., Ltd., H Shares	637,000	2,007,694

		4,744,945

FRANCE 11.7%
Auto Components 1.8%
Cie Generale des Etablissements Michelin	44,600	4,745,474

Building Products 0.9%
Compagnie de Saint-Gobain	42,590	2,346,159

Commercial Banks 1.9%
BNP Paribas SA	62,770	4,896,519

Diversified Telecommunication Services 1.0%
Vivendi SA	104,605	2,759,209

Electrical Equipment 0.4%
Alstom SA	31,130	1,135,204

Insurance 1.7%
AXA SA	164,084	4,569,350

Oil, Gas & Consumable Fuels 1.7%
Total SA	71,630	4,396,611

Pharmaceuticals 2.3%
Sanofi	54,070	5,774,402

		30,622,928

GERMANY 11.1%
Air Freight & Logistics 0.8%
Deutsche Post AG REG	59,310	2,166,298

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Airlines 0.5%
Deutsche Lufthansa AG REG*	62,770	$1,330,508

Construction Materials 0.7%
HeidelbergCement AG	25,360	1,925,718

Diversified Financial Services 0.6%
Deutsche Boerse AG	17,920	1,485,102

Industrial Conglomerates 1.5%
Siemens AG REG	29,420	4,034,031

Insurance 1.3%
Muenchener Rueckversicherungs AG REG	15,680	3,458,538

Pharmaceuticals 3.5%
Bayer AG REG	38,627	5,423,643
Merck KGaA	20,200	3,624,445

		9,048,088

Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG	251,200	2,683,198

Software 1.2%
SAP AG	24,810	2,151,564
Software AG	26,730	936,495

		3,088,059

		29,219,540

HONG KONG 4.4%
Industrial Conglomerates 1.0%
Hutchison Whampoa Ltd.	202,000	2,752,404

Insurance 0.7%
AIA Group Ltd.	370,400	1,864,404

Real Estate Management & Development 1.2%
Cheung Kong Holdings Ltd.	106,000	1,677,002
Swire Pacific Ltd., Class A	100,000	1,174,966
Swire Properties Ltd.	106,000	268,430

		3,120,398

Trading Companies & Distributors 0.1%
Noble Group Ltd.	314,000	267,414

Wireless Telecommunication Services 1.4%
China Mobile Ltd.	331,000	3,447,805

		11,452,425

IRELAND 1.4%
Construction Materials 1.4%
CRH PLC	146,190	3,712,170

ISRAEL 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical Industries Ltd., ADR	47,720	1,912,618

12

Statement of Investments (Continued)

December 31, 2013

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ITALY 3.5%
Commercial Banks 2.3%
Intesa Sanpaolo SpA	1,139,568	$2,802,997
UniCredit SpA	440,610	3,250,225

		6,053,222

Oil, Gas & Consumable Fuels 1.2%
Eni SpA	132,759	3,207,944

		9,261,166

JAPAN 5.4%
Automobiles 2.6%
Nissan Motor Co., Ltd.	353,500	2,962,333
Toyota Motor Corp.	67,700	4,128,012

		7,090,345

Beverages 0.8%
Suntory Beverage & Food Ltd.	63,600	2,028,975

Leisure Equipment & Products 0.6%
Nikon Corp.	87,900	1,679,833

Software 0.6%
Trend Micro, Inc.	43,600	1,527,880

Trading Companies & Distributors 0.8%
ITOCHU Corp.	161,800	2,000,275

		14,327,308

NETHERLANDS 9.8%
Air Freight & Logistics 1.0%
TNT Express NV	272,465	2,534,319

Chemicals 1.5%
Akzo Nobel NV	51,690	4,008,353

Diversified Financial Services 2.3%
ING Groep NV, CVA*	431,916	6,033,236

Energy Equipment & Services 1.3%
Fugro NV, CVA	22,731	1,355,940
SBM Offshore NV*	105,575	2,151,040

		3,506,980

Food Products 0.5%
Unilever NV, CVA	30,940	1,243,952

Industrial Conglomerates 1.2%
Koninklijke Philips NV	88,990	3,276,719

Oil, Gas & Consumable Fuels 1.5%
Royal Dutch Shell PLC, ADR	50,982	3,829,258

Professional Services 0.5%
Randstad Holding NV	20,800	1,349,777

		25,782,594

NORWAY 4.2%
Biotechnology 1.1%
Algeta ASA*	48,000	2,843,785

Common Stocks (continued)

	Shares	Market Value

NORWAY (continued)
Diversified Telecommunication Services 1.9%
Telenor ASA	210,490	$5,029,363

Oil, Gas & Consumable Fuels 1.2%
Statoil ASA	129,270	3,143,396

		11,016,544

PORTUGAL 0.1%
Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	86,139	374,999

SINGAPORE 2.6%
Commercial Banks 1.2%
DBS Group Holdings Ltd.	241,361	3,280,040

Diversified Telecommunication Services 1.4%
Singapore Telecommunications Ltd.	1,184,000	3,443,210

		6,723,250

SOUTH KOREA 5.3%
Auto Components 0.6%
Hyundai Mobis*	5,808	1,616,970

Commercial Banks 0.9%
KB Financial Group, Inc., ADR	61,620	2,496,226

Household Durables 0.7%
LG Electronics, Inc.*	28,197	1,823,246

Metals & Mining 0.9%
POSCO	7,672	2,387,238

Semiconductors & Semiconductor Equipment 2.2%
Samsung Electronics Co., Ltd., GDR Reg. S	8,000	5,234,734
Samsung Electronics Co., Ltd., GDR Reg. S	500	327,171

		5,561,905

		13,885,585

SPAIN 3.2%
Commercial Banks 0.6%
Banco Santander SA	164,683	1,480,912

Diversified Telecommunication Services 1.0%
Telefonica SA	158,844	2,597,221

Oil, Gas & Consumable Fuels 1.2%
Repsol SA	127,622	3,220,302

Specialty Retail 0.4%
Industria de Diseno Textil SA	6,666	1,100,631

		8,399,066

SWEDEN 1.7%
Communications Equipment 0.8%
Telefonaktiebolaget LM Ericsson, Class B	173,470	2,117,981

Health Care Equipment & Supplies 0.9%
Getinge AB, Class B	72,132	2,472,540

		4,590,521

13

Statement of Investments (Continued)

December 31, 2013

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND 7.1%
Capital Markets 2.0%
Credit Suisse Group AG REG*	123,786	$3,820,454
UBS AG REG*	70,960	1,365,980

		5,186,434

Insurance 1.7%
Swiss Re AG*	47,700	4,397,389

Pharmaceuticals 3.4%
Novartis AG REG	38,180	3,060,103
Roche Holding AG	22,000	6,162,779

		9,222,882

		18,806,705

TAIWAN 0.6%
Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	476,214	1,681,493

UNITED KINGDOM 19.0%
Aerospace & Defense 1.4%
BAE Systems PLC	501,200	3,616,055

Airlines 1.7%
International Consolidated Airlines Group SA*	680,550	4,534,383

Commercial Banks 3.5%
HSBC Holdings PLC	329,600	3,593,074
Lloyds Banking Group PLC*	2,853,430	3,744,238
Standard Chartered PLC	85,450	1,930,055

		9,267,367

Commercial Services & Supplies 0.2%
Serco Group PLC	68,400	565,982

Construction & Engineering 0.6%
Carillion PLC	271,580	1,488,967

Containers & Packaging 0.9%
Rexam PLC	274,543	2,415,483

Food & Staples Retailing 0.9%
Tesco PLC	426,910	2,370,775

Insurance 1.4%
Aviva PLC	485,210	3,630,076

Multiline Retail 1.0%
Marks & Spencer Group PLC	368,650	2,647,235

Oil, Gas & Consumable Fuels 1.4%
BP PLC	446,670	3,619,865

Pharmaceuticals 2.0%
GlaxoSmithKline PLC	193,110	5,159,414

Specialty Retail 1.6%
Kingfisher PLC	640,040	4,086,042

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Wireless Telecommunication Services 2.4%
Vodafone Group PLC	1,601,050	$6,303,644

		49,705,288

UNITED STATES 0.5%
Pharmaceuticals 0.5%
Perrigo Co. PLC	8,400	1,289,064

Total Common Stocks (cost $183,591,504)		255,612,037

Right 0.0%†

	Number of Rights	Market Value

SPAIN 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Repsol SA, expiring 01/09/14*	127,622	87,083

Total Right (cost $–)		87,083

Mutual Fund 2.7%

	Shares	Market Value

Money Market Fund 2.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.07% (b)	7,105,650	7,105,650

Total Mutual Fund (cost $7,105,650)		7,105,650

14

Statement of Investments (Continued)

December 31, 2013

Templeton NVIT International Value Fund (Continued)

Repurchase Agreement 0.4%

	Principal Amount	Market Value

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $964,602, collateralized by U.S. Government Agency Securities, ranging from 1.63% - 12.50%, maturing 04/15/14 -12/15/43; total market value $983,893.(c)	$964,601	$964,601

Total Repurchase Agreement (cost $964,601)		964,601

Total Investments (cost $191,661,755) (d) — 100.3%		263,769,371

Liabilities in excess of other assets — (0.3)%		(703,275)

NET ASSETS — 100.0%		$263,066,096

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at December 31, 2013. The total value of securities on loan at December 31, 2013 was $924,219.

(b)	Represents 7-day effective yield as of December 31, 2013.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of December 31, 2013 was $964,601.
(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

Reg. S	Regulation S

SA	Stock Company

SGPS	Holding Enterprise

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities

December 31, 2013

Templeton NVIT International Value Fund
Assets:
Investments, at value* (cost $190,697,154)	$262,804,770
Repurchase agreement, at value and cost	964,601

Total Investments	263,769,371

Foreign currencies, at value (cost $90,386)	90,300
Dividends receivable	450,576
Security lending income receivable	4,447
Receivable for investments sold	283,629
Receivable for capital shares issued	519
Reclaims receivable	339,018
Prepaid expenses	536

Total Assets	264,938,396

Liabilities:
Payable for investments purchased	46,112
Payable for capital shares redeemed	539,008
Cash overdraft (Note 2)	12,232
Payable upon return of securities loaned (Note 2)	964,601
Accrued expenses and other payables:
Investment advisory fees	163,968
Fund administration fees	11,663
Administrative servicing fees	103,289
Accounting and transfer agent fees	1,252
Trustee fees	253
Custodian fees	58
Compliance program costs (Note 3)	6
Professional fees	3,809
Printing fees	16,094
Other	9,955

Total Liabilities	1,872,300

Net Assets	$263,066,096

Represented by:
Capital	$180,845,448
Accumulated undistributed net investment income	701,811
Accumulated net realized gains from investment and foreign currency transactions	9,388,236
Net unrealized appreciation/(depreciation) from investments	72,107,616
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	22,985

Net Assets	$263,066,096

*	Includes value of securities on loan of $924,219 (Note 2).

16

Statement of Assets and Liabilities (Continued)

December 31, 2013

Templeton NVIT International Value Fund
Net Assets:
Class III Shares	$263,066,096

Total	$263,066,096

Shares Outstanding (unlimited number of shares authorized):
Class III Shares	18,432,574

Total	18,432,574

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):

Class III Shares	$14.27

The accompanying notes are an integral part of these financial statements.

17

Statement of Operations

For the Year Ended December 31, 2013

Templeton NVIT International Value Fund
INVESTMENT INCOME:
Dividend income	$8,093,812
Income from securities lending (Note 2)	69,853
Foreign tax withholding	(630,375)

Total Income	7,533,290

EXPENSES:
Investment advisory fees	1,897,638
Fund administration fees	132,850
Administrative servicing fees Class III Shares	379,529
Professional fees	58,095
Printing fees	25,692
Trustee fees	8,440
Custodian fees	11,167
Accounting and transfer agent fees	7,822
Compliance program costs (Note 3)	825
Other	6,636

Total expenses before earnings credit	2,528,694

Earnings credit (Note 5)	(44)

Net Expenses	2,528,650

NET INVESTMENT INCOME	5,004,640

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	9,409,415
Net realized losses from foreign currency transactions (Note 2)	(52,018)

Net realized gains from investment and foreign currency transactions	9,357,397

Net change in unrealized appreciation/(depreciation) from investments	33,022,770
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	13,617

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	33,036,387

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	42,393,784

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$47,398,424

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	Templeton NVIT International Value Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
Operations:
Net investment income	$5,004,640	$6,043,537
Net realized gains from investment and foreign currency transactions	9,357,397	2,329,238
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	33,036,387	34,978,281

Change in net assets resulting from operations	47,398,424	43,351,056

Distributions to Shareholders From:
Net investment income:
Class III	(4,589,794)	(5,788,286)
Net realized gains:
Class III	(2,384,542)	(4,085,749)

Change in net assets from shareholder distributions	(6,974,336)	(9,874,035)

Change in net assets from capital transactions	(29,337,282)	(10,231,312)

Change in net assets	11,086,806	23,245,709

Net Assets:
Beginning of year	251,979,290	228,733,581

End of year	$263,066,096	$251,979,290

Accumulated undistributed net investment income at end of year	$701,811	$338,983

CAPITAL TRANSACTIONS:
Class III Shares
Proceeds from shares issued	$16,258,081	$14,078,953
Dividends reinvested	6,974,336	9,874,035
Cost of shares redeemed	(52,569,699)	(34,184,300)

Total Class III Shares	(29,337,282)	(10,231,312)

Change in net assets from capital transactions	$(29,337,282)	$(10,231,312)

SHARE TRANSACTIONS:
Class III Shares
Issued	1,309,164	1,276,146
Reinvested	509,922	836,865
Redeemed	(4,028,476)	(2,989,100)

Total Class III Shares	(2,209,390)	(876,089)

Total change in shares	(2,209,390)	(876,089)

The accompanying notes are an integral part of these financial statements.

19

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Templeton NVIT International Value Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (a)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)	Portfolio Turnover
Class III Shares
Year Ended December 31, 2013 (c)	$12.21	0.26	2.17	2.43	(0.25)	(0.12)	(0.37)	–	$14.27	20.09%		$263,066,096	1.00%	1.98%	1.00%	15.31%
Year Ended December 31, 2012 (c)	$10.63	0.29	1.77	2.06	(0.29)	(0.19)	(0.48)	–	$12.21	19.56%		$251,979,290	1.00%	2.55%	1.00%	10.82%
Year Ended December 31, 2011 (c)	$12.50	0.34	(1.86)	(1.52)	(0.34)	(0.01)	(0.35)	–	$10.63	(12.43%	)	$228,733,581	0.99%	2.77%	0.99%	5.40%
Year Ended December 31, 2010 (c)	$13.90	0.27	0.51	0.78	(0.27)	(1.91)	(2.18)	–	$12.50	6.35%		$235,241,097	0.99%	2.01%	0.99%	13.39%
Period Ended December 31, 2009 (c)(d)	$10.00	0.10	3.98	4.08	(0.16)	(0.02)	(0.18)	–	$13.90	41.16%		$329,541,495	1.00%	0.94%	1.00%	13.06%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share calculations were performed using average shares method.
(d)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009. Total return is calculated based on inception date of March 24, 2009 through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

20

Notes to Financial Statements

December 31, 2013

1.  Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2013, the Trust operates fifty-nine (59) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust. Only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be material.

(a)	Security Valuation

The fair market value of the Fund’s portfolio securities is determined in accordance with the procedures described below. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

—	Level 1 — Quoted prices in active markets for identical assets

—	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board of Trustees”). Prices are taken from the primary market or exchange on which each security

21

Notes to Financial Statements (Continued)

December 31, 2013

trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Investments valued in this manner are generally categorized as Level 1 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded and are categorized as Level 1 investments within the hierarchy. Securities utilizing a fair value factor provided by an independent fair value pricing service provider are categorized as Level 2 investments within the hierarchy. When fair valuation factors are utilized, the value assigned to securities may not be the same as quoted or published prices of the securities on their primary markets. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

22

Notes to Financial Statements (Continued)

December 31, 2013

The following table provides a summary of the inputs used to value the Fund’s net assets as of December 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,119,607	$3,616,055	$—	$4,735,662
Air Freight & Logistics	—	4,700,617	—	4,700,617
Airlines	—	5,864,891	—	5,864,891
Auto Components	—	6,362,444	—	6,362,444
Automobiles	—	7,090,345	—	7,090,345
Beverages	—	2,028,975	—	2,028,975
Biotechnology	—	2,843,785	—	2,843,785
Building Products	—	2,346,159	—	2,346,159
Capital Markets	1,365,980	3,820,454	—	5,186,434
Chemicals	—	4,008,353	—	4,008,353
Commercial Banks	2,496,226	26,752,464	—	29,248,690
Commercial Services & Supplies	—	565,982	—	565,982
Communications Equipment	—	2,117,981	—	2,117,981
Construction & Engineering	—	1,488,967	—	1,488,967
Construction Materials	—	5,637,888	—	5,637,888
Containers & Packaging	—	2,415,483	—	2,415,483
Diversified Financial Services	—	7,518,338	—	7,518,338
Diversified Telecommunication Services	—	16,941,253	—	16,941,253
Electrical Equipment	—	1,135,204	—	1,135,204
Energy Equipment & Services	1,561,721	3,506,980	—	5,068,701
Food & Staples Retailing	—	2,370,775	—	2,370,775
Food Products	—	1,243,952	—	1,243,952
Health Care Equipment & Supplies	—	2,472,540	—	2,472,540
Household Durables	—	1,823,246	—	1,823,246
Industrial Conglomerates	—	10,063,154	—	10,063,154
Insurance	—	19,927,451	—	19,927,451
Leisure Equipment & Products	—	1,679,833	—	1,679,833
Metals & Mining	—	2,387,238	—	2,387,238
Multiline Retail	—	2,647,235	—	2,647,235
Oil, Gas & Consumable Fuels	7,477,354	17,588,118	—	25,065,472
Pharmaceuticals	3,201,682	29,204,786	—	32,406,468
Professional Services	—	1,349,777	—	1,349,777
Real Estate Management & Development	—	3,120,398	—	3,120,398
Semiconductors & Semiconductor Equipment	—	9,926,596	—	9,926,596
Software	—	4,615,939	—	4,615,939
Specialty Retail	—	5,186,673	—	5,186,673
Trading Companies & Distributors	—	2,267,689	—	2,267,689
Wireless Telecommunication Services	—	9,751,449	—	9,751,449
Total Common Stocks	$17,222,570	$238,389,467	$—	$255,612,037
Mutual Fund	7,105,650	—	—	7,105,650
Repurchase Agreement	—	964,601	—	964,601
Right	—	87,083	—	87,083
Total	$24,328,220	$239,441,151	$—	$263,769,371

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

23

Notes to Financial Statements (Continued)

December 31, 2013

(b)	Cash Overdraft

As of December 31, 2013, the Fund had an overdrawn balance of $12,232 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between interest or dividends, receivables and payables for investments sold or purchased, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid, are included in net realized gain or loss from foreign currency transactions and net change in unrealized appreciation/(depreciation) from the translation of assets and liabilities denominated in foreign currencies.

(d)	Offsetting Assets and Liabilities

The Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosure of information about offsetting and related arrangements (“netting”) to enable users of the Fund financial statements to evaluate the effect or potential effect of netting arrangements on the Fund’s financial position. ASU No. 2013-01: Clarifying the Scope of Disclosures About Offsetting Assets and Liabilities (“ASU 2013-01”), clarifies which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Fund presents all financial assets and financial liabilities on a gross basis that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

(e)	Securities Lending

During the year ended December 31, 2013, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions. The collateral that the Fund receives may be included in calculating the Fund’s total assets. The Fund’s securities lending standards and guidelines require that the borrower (1) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of

24

Notes to Financial Statements (Continued)

December 31, 2013

securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by NFA or its designee to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of NFA or its designee, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan serves as securities lending agent for the securities lending program of the Fund. JPMorgan receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

In the event of a default by a borrower with respect to any loan, JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Fund and JPMorgan.

At December 31, 2013, the Funds’ Securities Lending Agreement was not subject to a enforceable netting arrangement.

(f)	Repurchase Agreements

During the year ended December 31, 2013, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Fund’s custodian and securities lending agent, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At December 31, 2013, the repo on a gross basis was as follows:

Goldman Sachs & Co., 0.01%, dated 12/31/13, due 01/02/14, repurchase price $450,000,125, collateralized by U.S. Government Agency Securities ranging 1.63% – 12.50%, maturing 04/15/14 – 12/15/43; total market value $459,000,000.

Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repurchase agreement and related collateral.

At December 31, 2013, the Repurchase Agreement does not permit the Fund to enforce a netting agreement.

25

Notes to Financial Statements (Continued)

December 31, 2013

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2013 are primarily attributable to foreign currency gains and losses. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution. Reclassifications for the year ended December 31, 2013 were as follows:

Capital	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gains from Investment and Foreign Currency Transactions
$—	$(52,018)	$52,018

Amount designated as “—” is zero or has been rounded to zero.

(i)	Federal Income Taxes

The Fund has elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” (“RIC”) by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable,

26

Notes to Financial Statements (Continued)

December 31, 2013

returns in various foreign jurisdictions in which it invests. The last four tax year ends, or since inception (if shorter), and any interim tax period since then generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Templeton Investment Counsel, LLC (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. For the year ended December 31, 2013, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $1 billion	0.75%
$1 billion and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) from exceeding 0.87% for all share classes until April 30, 2014.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of December 31, 2013, the Fund had no cumulative potential reimbursements.

During the year ended December 31, 2013, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the

27

Notes to Financial Statements (Continued)

December 31, 2013

Fund. NFM has entered into an agreement with a third-party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the year ended December 31, 2013, NFM earned $132,850 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended December 31, 2013, the Fund’s portion of such costs amounted to $825.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class III shares of the Fund.

For the year ended December 31, 2013, NFS earned $379,529 in administrative services fees from the Fund.

4.  Redemption Fees

The Fund reserves the right to assess a redemption fee on shares that a separate account makes on behalf of a variable insurance or variable annuity contract owner (the “contract owner”). A separate account that redeems shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions, market impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held on behalf of the contract owner the longest will be redeemed first.

For the years ended December 31, 2013 and December 31, 2012, the Fund had contributions to capital due to the collection of redemption fees in the amounts of $4,378 and $5,797, respectively.

5.  Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan, The Bank of New York Mellon, Wells Fargo Bank National Association, and U.S. Bank National Association, permitting the Trust to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s

28

Notes to Financial Statements (Continued)

December 31, 2013

borrowing restrictions. The line of credit requires a commitment fee of 0.07% per year on $100,000,000. Prior to July 18, 2013, the line of credit required a commitment fee of 0.08% on $90,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 17, 2014. There were no borrowings under the line of credit during the year ended December 31, 2013.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

6.  Investment Transactions

For the year ended December 31, 2013, the Fund had purchases of $37,699,413 and sales of $70,094,674 (excluding short-term securities).

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Other

The Trust along with certain funds in Nationwide Mutual Funds invests through an omnibus account at the Funds custodian, JPMorgan, any un-invested cash on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. For the year ended December 31, 2013, the Fund recaptured $2,690 of brokerage commissions.

29

Notes to Financial Statements (Continued)

December 31, 2013

10.  Federal Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,090,991	$1,883,345	$6,974,336	$—	$6,974,336

Amount designated as “—” is zero or has been rounded to zero.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
$5,903,922	$3,970,113	$9,874,035	$—	$9,874,035

Amount designated as “—” is zero or has been rounded to zero.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$1,738,717	$8,895,682	$10,634,399	$—	$71,586,249	$82,220,648

Amount designated as “—” is zero or has been rounded to zero.

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions and mark to market on Passive Foreign Investment Companies.

As of December 31, 2013, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$192,205,447	$78,916,062	$(7,352,138)	$71,563,924

11.  Subsequent Events

Effective on or about April 30, 2014, redemption fees will no longer be applied upon redemption of shares of any class of the Fund. In addition, existing Class III shares will be converted to Class I shares. Class III shares will no longer be offered as of the same date.

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of

Templeton NVIT International Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton NVIT International Value Fund (a series of Nationwide Variable Insurance Trust, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian, brokers and underlying fund’s transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 26, 2014

31

Supplemental Information

December 31, 2013 (Unaudited)

Other Federal Tax Information

The Fund designates $1,883,345, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals.

The Fund has derived net income from sources within foreign countries. As of December 31, 2013, the foreign source income for the Fund was $8,110,251 or $0.4400 per outstanding share.

The Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of December 31, 2013, the foreign tax credit for the Fund was $511,124 or $0.0277 per outstanding share.

32

Management Information

December 31, 2013

Trustees and Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund ComplexOverseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112	Director of Dentsply
International, Inc. (dental products)
from 2002 to present, Ultralife Batteries,
Inc. from 2004 to 2010, Albany
International
Corp. (paper
industry) from 2005 to 2013, Terex Corporation
(construction
equipment) from 2004 to present, and Minerals
Technology, Inc.
(specialty
				chemicals) from 2005 to present.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co., Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	None

33

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund ComplexOverseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO of Oppenheimer Funds Services from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	112	None
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association-College Retirement Equities Fund).	112	None
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None

34

Management Information (Continued)

December 31, 2013

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with the Trust and Length of Time Served[1,2]	Principal Occupation(s) During Past Five Years (or longer)[3]	Number of Portfolios in the Nationwide Fund ComplexOverseen by Trustee	Other Directorships Held by Trustee During Past Five Years[4]
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None
[1]	Length of time served includes time served with predecessor of the Trust.
[2]

Each Trustee holds office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or the election and qualification of his or her successor.

[3]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[4]

Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

35

Management Information (Continued)

December 31, 2013

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past Five Years[2]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008	Mr. Grugeon has been Executive Vice President and Chief Operating Officer of Nationwide Funds Group since May 2007[3]. From February 2008 through June 2008, he also served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. From December 2006 until January 2008, he was Executive Vice President of NWD Investments[3].
Joseph Finelli 1957	Treasurer since September 2007	Mr. Finelli is the Principal Financial Officer and Senior Vice President for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
Brian Hirsch 1956	Chief Compliance Officer since January 2012	Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008	Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

36

Market Index Definitions

Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index comprising fixed-rate and floating-rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund (IMF).

Barclays Long U.S. Treasury Index: An unmanaged index that measures the performance of all investment-grade, publicly issued U.S. Treasury securities with a remaining maturity of 10 years or more and $250 million or more in outstanding face value.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of investment-grade municipal bonds with a minimum credit rating of Baa and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays U.S. 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of U.S. Treasury securities with a remaining maturity of 10 to 20 years.

Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of investment-grade, fixed-rate debt issues (including government, corporate, asset-backed, and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays U.S. Corporate High Yield Index: An unmanaged index that reflects the performance of fixed-rate, non-investment-grade, U.S. dollar-denominated taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index: An unmanaged index that reflects the performance of fixed-rate, noninvestment-grade, U.S. dollar-denominated taxable corporate bonds. The maximum exposure to any one issuer is limited to 2%, and the holdings must have at least one year to maturity, have a minimum of $150 million par value outstanding and be publicly issued with a maximum credit rating of Ba1; gives a broad look at how high-yield (“junk”) bonds have performed.

BofA Merrill Lynch 1-Year Treasury Bill Index: An unmanaged index that measures the returns of 12-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill with the longest maturity.

BofA Merrill Lynch 6-Month Treasury Bill Index: An unmanaged index that measures the returns of six-month Treasury bills. Comprises a single issue purchased at the beginning of a month and held for the full month. At the end of that month, that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding T-Bill that matures closest to, but not beyond, six months from the rebalancing date.

BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

37

Market Index Definitions (con’t.)

Citigroup 3-Month US Treasury Bill Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill).

Citigroup US Broad Investment-Grade Bond Index (USBIG): An unmanaged, market capitalization-weighted index that measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.

Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.

Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.

Consumer Price Index: Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

FTSE NAREIT® All Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and tax-qualified U.S. equity REITs; index constituents must have more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property, and must meet minimum size and liquidity criteria.

FTSE NAREIT® Equity REITs Index: An unmanaged, free float-adjusted index that measures the performance of all publicly traded real estate companies and U.S. equity REITs that are not designated as Timber REITs or Infrastructure REITs.

iMoneyNet Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

JPMorgan Emerging Market Bond Index (EMBI): An unmanaged index that reflects the total returns of U.S. dollar-denominated sovereign bonds issued by emerging markets.

Lipper Analytical Services, Inc.: An industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

MSCI ACWI: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets.

MSCI ACWI ex USA: An unmanaged, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in the global developed and emerging markets, excluding U.S.-based companies.

38

Market Index Definitions (con’t.)

MSCI ACWI ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in developed and emerging markets as determined by MSCI; excludes the United States.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in developed markets outside the United States and Canada.

MSCI EAFE® Growth Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be growth securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE Index.

MSCI EAFE® Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that measures the performance of the stocks in developed markets outside the United States and Canada that are considered by MSCI to be value securities; designed to target 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the stocks in emerging-country markets.

MSCI World ex USA Index: An unmanaged index that measures the equity market performance of developed-market countries excluding the United States; covers approximately 85% of the free float-adjusted market capitalization in each country, capturing large- and mid-cap representation.

Russell 1000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the large-capitalization segment of the U.S. equity universe.

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Market Index Definitions (con’t.)

Russell 3000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note About Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1 billion to $4.4 billion).

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Glossary

Definitions of some commonly used investment terms:

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Benchmark index: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Contrarian: An investor who does the opposite of what most other investors are doing at any given time, based on the belief that if most market participants are expecting something to happen, it won’t.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond’s maturity together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times and repay the principal amount upon maturity.

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which, therefore, may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

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Glossary (con’t.)

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Real estate investment trust (REIT): A company that manages a portfolio of real estate to earn profits for its interest-holders. REITs may make investments in a diverse array of real estate, such as shopping centers, medical facilities, nursing homes, office buildings, apartment complexes, industrial warehouses and hotels. Some REITs take ownership positions in real estate; such REITs receive income from the rents received on the properties owned and receive capital gains (or losses) as properties are sold at a profit (or loss). Other REITs specialize in lending money to building developers. Still other REITs engage in a combination of ownership and lending.

Sector: An industry or market that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that a fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that a fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

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Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1)	Disclose that the registrant’s board of directors has determined that the registrant either:

		(i)	Has at least one audit committee financial expert serving on its audit committee; or

		(ii)	Does not have an audit committee financial expert serving on its audit committee.

	(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

		(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

		(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

	(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

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3(a)(1)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on board’s audit committee.

3(a)(2)	The audit committee financial expert of the registrant’s board of trustees is Paula H. J. Cholmondeley, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d): The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers LLP (“PwC”), for the registrant’s fiscal years ended December 31, 2012, and December 31, 2013.

	2012	2013
Audit Fees	$790,866	$904,280
Audit-Related Fees	$27,646	$20,621
Tax Fees	$232,025	$397,810
All Other Fees	$0	$0

Total	$1,050,537	$1,322,711

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2012, and December 31, 2013.

	2012	2013
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

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(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2012, and December 31, 2013:

	2012	2013
Audit-Related Fees	None	None
Tax Fees (1)	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2012, and December 31, 2013:

	2012	2013
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

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4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal-year ended December 31, 2013, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended December 31, 2012, and December 31, 2013, were $0 and $0, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit Committee has considered whether the provision by PwC of non-audit services to NFA and Covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 C.F.R. § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 C.F.R. §240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 C.F.R. § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Instruction of paragraph (a)

Schedule I – Investments In Securities of unaffiliated issuers filed under this Item must be audited, except that in the case of a report on this Form N-CSR as of the end of a fiscal half-year Schedule I – Investments in securities of unaffiliated issuers need not be audited.

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(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested. This Item 6(b) shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules there under) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 C.F.R. § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

6

Not Applicable. The registrant is an open-end management investment company, not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 C.F.R. § 240.14a-101), or this Item.

The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concern the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 C.F.R. § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 C.F.R. § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 C.F.R. § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 C.F.R. § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half year covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 C.F.R. § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 4, 2014

NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 4, 2014

*	Print the name and title of each signing officer under his or her signature.